UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2014 through February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 28, 2015

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited)(continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$116.0 Billion
Weighted Average Maturity^	53 days
Weighted Average Life^^	85 days

MATURITY SCHEDULE*^
1 day	2.1%
2–7 days	32.6
8–30 days	17.6
31–60 days	18.1
61–90 days	14.2
91–180 days	7.7
181+ days	7.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.07
Cash Management Shares	0.01
Direct Shares	0.04
Eagle Class Shares	0.01
IM Shares	0.09
Institutional Class Shares	0.04
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.91)%, (0.91)%, (0.06)%, 0.04%, (0.71)%, (0.06)%, (0.45)%, 0.09%, (0.01)%, (0.26)%, (0.26)%, (0.21)%, (0.46)% and (0.81)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$20.1 Billion
Weighted Average Maturity^	57 days
Weighted Average Life^^	90 days

MATURITY SCHEDULE*^
1 day	1.7%
2–7 days	30.1
8–30 days	15.4
31–60 days	18.3
61–90 days	18.4
91–180 days	9.4
181+ days	6.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.01
Capital Shares	0.08
E*Trade Shares	0.01
Institutional Class Shares	0.05
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.90)%, (0.90)%, (0.05)%, 0.04%, (0.80)%, (0.01)%, (0.25)%, (0.35)%, (0.20)%, (0.48)% and (0.87)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$60.1 Billion
Weighted Average Maturity^	42 days
Weighted Average Life^^	75 days

MATURITY SCHEDULE*^
1 day	1.0%
2–7 days	40.5
8–30 days	16.2
31–60 days	26.0
61–90 days	3.4
91–180 days	8.5
181+ days	4.4

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.21)%, (0.10)%, (0.20)%, (0.60)%, (0.05)%, (0.16)%, (0.40)%, (0.51)%, (0.36)%, (0.62)% and (0.98)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$14.0 Billion
Weighted Average Maturity^	45 days
Weighted Average Life^^	59 days

MATURITY SCHEDULE*^
1 day	2.7%
2–7 days	58.7
8–30 days	2.1
31–60 days	6.4
61–90 days	8.6
91–180 days	14.5
181+ days	7.0

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.09)%, (1.09)%, (0.24)%, (0.23)%, (0.64)%, (0.09)%, (0.19)%, (0.44)%, (0.54)%, (0.41)%, (0.64)% and (0.99)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2015	$4.4 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^	80 days

MATURITY SCHEDULE*^
2–7 days	16.0%
8–30 days	39.8
31–60 days	19.3
61–90 days	8.3
91–180 days	12.9
181+ days	3.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.36)%, (0.31)%, (0.66)%, (0.51)% and (0.76)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$23.5 Billion
Weighted Average Maturity^	56 days
Weighted Average Life^^	90 days

MATURITY SCHEDULE*^
1 day	5.7%
2–7 days	7.9
8–30 days	20.3
31–60 days	19.8
61–90 days	32.5
91–180 days	12.3
180+ days	1.5

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.16)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 28, 2015	$20.2 Billion
Weighted Average Maturity^	22 days
Weighted Average Life^^	23 days

MATURITY SCHEDULE**^
1 day	19.2%
2–7 days	70.2
8–30 days	0.5
31–60 days	0.8
61-90 days	1.1
91–180 days	3.4
181+ days	4.8

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Agency Shares	0.01%
Direct Shares	0.01
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.27)%, (0.27)%, (0.67)%, (0.22)%, (0.57)%, (0.42)% and (0.67)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 28, 2015	$3.1 Billion
Weighted Average Maturity^	30 days
Weighted Average Life^^	31 days

MATURITY SCHEDULE**^
1 day	20.4%
2–7 days	61.4
8–30 days	5.1
31–60 days	1.1
61–90 days	1.9
91–180 days	2.4
181+ days	7.7

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
Agency Shares	0.01%
E*Trade Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.22)%, (0.97)%, (0.17)%, (0.52)%, (0.37)%, (0.62)% and (0.97)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 39.2%
	ABN Amro Bank N.V.,
396,000	0.260%, 04/16/15	395,868
270,000	0.270%, 04/13/15	269,913
	Banco Del Estado De Chile,
50,000	0.240%, 05/07/15	50,000
50,000	0.240%, 05/11/15	50,000
60,000	0.240%, 05/12/15	60,000
100,000	0.250%, 06/04/15	100,000
60,000	VAR, 0.262%, 03/13/15	60,000
95,000	VAR, 0.273%, 03/09/15	95,000
277,000	Bank of Montreal, 0.235%, 04/02/15	276,942
	Bank of Nova Scotia,
180,000	0.330%, 08/18/15	180,000
150,000	VAR, 0.264%, 04/16/15	150,000
315,000	VAR, 0.271%, 03/05/15	315,000
392,000	VAR, 0.283%, 03/15/15	392,000
450,000	VAR, 0.304%, 03/21/15 (m)	450,000
80,000	VAR, 0.308%, 05/11/15	80,000
520,000	VAR, 0.351%, 03/02/15 (m)	520,000
822,000	VAR, 0.352%, 03/10/15 (m)	822,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
325,000	0.240%, 05/20/15	325,000
50,000	0.260%, 05/11/15	49,974
200,000	0.260%, 05/20/15	200,000
11,000	0.270%, 04/21/15	10,996
	Banque Federative du Credit Mutuel S.A.,
219,000	0.260%, 05/15/15	218,882
121,000	0.260%, 05/18/15	120,932
115,000	0.265%, 04/02/15	114,973
262,000	0.268%, 06/08/15	261,807
	Barclays Bank plc,
265,000	0.270%, 05/05/15	265,000
240,000	VAR, 0.551%, 03/02/15 (m)	240,085
	BNP Paribas,
500,000	0.150%, 04/01/15	500,000
308,000	0.250%, 03/02/15	308,000
400,000	0.250%, 05/18/15	400,000
200,000	BPCE S.A., 0.300%, 05/14/15	199,877
	Canadian Imperial Bank of Commerce,
250,000	0.210%, 03/16/15	250,000
635,000	VAR, 0.263%, 03/15/15 (m)	635,000
	Chiba Bank Ltd.,
24,440	0.190%, 03/27/15	24,440
71,000	0.270%, 04/16/15	71,000
120,000	0.270%, 05/11/15	120,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

24,400	China Construction Bank Corp., 0.320%, 04/20/15	24,400
104,000	Commonwealth Bank of Australia, 0.345%, 08/03/15	104,000
	Credit Agricole Corporate and Investment Bank,
495,000	0.240%, 05/04/15	495,000
810,000	0.250%, 03/02/15	810,000
200,000	0.250%, 04/06/15	200,000
500,000	0.280%, 05/01/15	500,000
	Credit Industriel et Commercial,
230,000	0.230%, 05/04/15	229,906
160,000	0.250%, 06/05/15	159,893
140,000	0.250%, 06/04/15	140,000
300,000	0.255%, 05/18/15	299,997
365,000	0.260%, 05/15/15	364,802
85,000	0.285%, 06/12/15	84,931
560,000	Credit Suisse AG, VAR, 0.272%, 03/23/15	560,000
	Dexia Credit Local,
440,000	0.270%, 05/14/15	439,756
305,000	0.275%, 04/23/15	304,877
	DZ Bank AG,
300,000	0.240%, 04/09/15	300,000
100,000	0.240%, 04/16/15	99,999
75,000	0.270%, 05/04/15	74,964
100,000	0.290%, 04/22/15	99,958
90,000	0.300%, 04/10/15	89,970
280,000	FMS Wertmanagement AoeR, 0.295%, 10/07/15	279,497
	HSBC Bank plc,
100,000	0.310%, 06/17/15	100,000
137,000	0.320%, 04/14/15 (m)	137,000
300,000	0.320%, 07/09/15	300,000
25,000	0.320%, 07/10/15	25,000
	HSBC France S.A.,
288,000	0.250%, 04/07/15	287,926
269,000	0.270%, 05/14/15	268,851
185,000	0.275%, 06/03/15	184,867
80,000	0.340%, 06/30/15	79,909
	ING Bank N.V.,
215,000	0.260%, 04/01/15	215,000
165,000	0.280%, 06/12/15	165,000
	KBC Bank N.V.,
245,000	0.270%, 05/04/15	244,883
150,000	0.270%, 05/05/15	149,927
288,000	0.280%, 04/07/15	287,917

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
20,000	0.290%, 05/18/15	19,987
75,000	0.300%, 05/11/15	75,000
	Landesbank Hessen-Thueringen Girozentrale,
400,000	0.150%, 03/03/15	400,000
65,000	0.250%, 04/24/15	64,976
	Macquarie Bank Ltd.,
33,000	0.220%, 03/30/15	32,994
200,000	0.270%, 04/24/15	199,919
140,000	0.270%, 04/27/15	139,940
	Mitsubishi UFJ Trust & Banking Corp.,
30,000	0.250%, 04/17/15	30,000
50,000	0.250%, 04/20/15	50,000
95,000	0.250%, 04/21/15	95,000
125,000	0.250%, 05/05/15	125,000
125,000	0.255%, 04/27/15	124,950
165,000	0.260%, 03/12/15	165,000
265,000	0.260%, 04/15/15	265,000
100,000	0.270%, 04/13/15	99,968
162,000	0.270%, 04/14/15	161,947
175,000	0.270%, 04/10/15	175,000
30,000	0.280%, 04/07/15	29,991
192,000	0.280%, 04/08/15	191,943
173,000	0.280%, 04/09/15	172,947
110,000	0.300%, 05/20/15	109,927
85,000	0.320%, 08/04/15	85,000
	Mizuho Bank Ltd.,
265,000	0.200%, 03/20/15	265,000
275,000	0.225%, 03/27/15	274,955
75,000	0.250%, 05/21/15	75,000
87,000	0.265%, 03/03/15	86,999
475,000	0.265%, 05/11/15	474,752
315,000	0.265%, 05/13/15	314,831
70,000	0.270%, 04/13/15	69,978
140,000	0.270%, 04/27/15	139,940
300,000	0.275%, 05/29/15	299,796
	Mizuho Corporate Bank Ltd.,
128,000	0.205%, 03/26/15	127,982
100,000	0.275%, 05/26/15	99,934
	National Australia Bank Ltd.,
565,000	0.245%, 04/09/15	565,003
348,600	0.350%, 09/09/15	347,952
	National Bank of Canada,
230,000	VAR, 0.273%, 03/18/15	230,000
260,000	VAR, 0.290%, 03/29/15 (m)	260,000
165,000	VAR, 0.293%, 03/20/15	165,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Natixis,
520,000	0.280%, 05/06/15	520,000
455,000	0.290%, 03/31/15	455,000
403,000	VAR, 0.284%, 05/04/15	403,000
137,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	136,791
	Norinchukin Bank,
273,000	0.150%, 03/05/15	273,000
300,000	0.150%, 03/06/15	300,000
615,000	0.150%, 03/10/15	615,000
105,000	0.150%, 03/11/15	105,000
250,000	0.150%, 03/13/15	250,000
180,000	0.160%, 03/26/15	180,000
200,000	0.160%, 04/02/15	200,000
300,000	0.160%, 04/06/15	300,000
500,000	0.180%, 03/23/15	500,000
75,000	0.200%, 04/23/15	75,000
	Oversea-Chinese Banking Corp. Ltd.,
89,000	0.230%, 03/13/15	89,000
218,000	0.248%, 03/13/15	217,982
50,000	0.250%, 08/10/15	50,000
	Rabobank Nederland N.V.,
100,000	0.220%, 05/15/15	99,954
150,000	0.230%, 05/26/15	149,918
284,000	0.300%, 05/19/15	284,000
100,000	0.310%, 04/24/15 (m)	100,000
300,000	0.320%, 04/13/15 (m)	300,000
116,000	0.340%, 04/13/15 (m)	115,953
330,000	0.360%, 09/04/15	329,385
203,000	0.360%, 09/09/15	202,612
69,650	0.600%, 04/29/15 (m)	69,682
260,000	VAR, 0.273%, 03/06/15	260,000
263,000	VAR, 0.276%, 05/09/15	263,000
20,000	VAR, 0.290%, 03/12/15	20,000
386,000	VAR, 0.301%, 04/08/15	386,000
695,000	VAR, 0.303%, 04/14/15	695,000
253,300	VAR, 0.307%, 04/17/15 (m)	253,300
175,000	VAR, 0.308%, 05/11/15	175,000
55,000	VAR, 0.311%, 05/29/15	55,000
80,000	Royal Bank of Canada, VAR, 0.262%, 03/10/15	80,000
	Shizuoka Bank,
45,000	0.300%, 04/08/15	45,000
34,000	0.300%, 04/24/15	34,000
80,000	0.320%, 04/17/15	80,000
28,000	0.320%, 05/26/15	28,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
435,000	Societe Generale S.A., VAR, 0.250%, 03/30/15	435,000
	Standard Chartered plc,
90,000	0.295%, 05/06/15	89,951
100,000	0.300%, 04/07/15	99,969
145,000	0.300%, 04/08/15	144,954
180,000	0.300%, 04/16/15	179,931
70,000	0.385%, 07/23/15	69,897
	State Street Bank & Trust Co.,
398,000	VAR, 0.282%, 04/08/15	398,000
229,500	VAR, 0.308%, 05/12/15	229,500
	Sumitomo Mitsui Banking Corp.,
799,575	0.110%, 03/03/15	799,575
180,000	0.160%, 03/23/15	180,000
180,000	0.160%, 03/25/15	180,000
200,000	0.160%, 03/26/15	200,000
100,000	0.250%, 03/16/15	100,000
130,000	0.250%, 04/08/15	130,000
300,000	0.250%, 04/13/15	300,000
305,000	0.250%, 04/20/15	305,000
190,000	0.250%, 04/21/15	190,000
125,000	0.250%, 04/23/15	125,000
250,000	0.250%, 05/04/15	250,000
79,000	0.250%, 05/07/15	79,000
165,000	0.270%, 03/12/15	164,987
115,000	0.270%, 04/22/15	114,955
135,000	0.270%, 05/12/15	134,927
158,000	0.270%, 06/05/15	158,000
	Sumitomo Mitsui Trust Bank Ltd.,
200,000	0.215%, 03/26/15	199,970
184,000	0.220%, 03/27/15	183,971
105,000	0.265%, 05/11/15	104,945
160,000	0.270%, 05/28/15	160,000
129,000	0.275%, 04/13/15	128,958
95,000	0.300%, 04/16/15	94,964
50,000	0.300%, 05/05/15	49,973
90,000	0.300%, 05/18/15	89,941
80,000	0.320%, 06/23/15	79,919
	Toronto-Dominion Bank,
284,000	0.240%, 04/16/15	283,913
550,000	0.240%, 04/16/15	550,000
450,000	0.240%, 04/17/15	450,000
106,000	0.250%, 06/10/15	106,000
291,000	0.260%, 07/30/15	291,000
220,000	0.300%, 07/15/15	220,000
110,000	0.300%, 07/17/15	110,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

473,000	0.350%, 10/06/15	473,000
432,000	0.360%, 10/07/15	431,053
200,000	VAR, 0.233%, 03/16/15	200,000
125,000	VAR, 0.253%, 04/15/15 (m)	125,000
75,000	VAR, 0.259%, 03/04/15	75,001
350,000	VAR, 0.272%, 05/22/15	350,000
205,000	VAR, 0.288%, 05/12/15	205,000
	UBS AG,
707,000	0.170%, 03/31/15	707,000
195,000	0.270%, 05/13/15	195,000
	Wells Fargo Bank N.A.,
281,000	VAR, 0.260%, 03/12/15	281,000
500,000	VAR, 0.263%, 03/17/15	500,000
300,000	VAR, 0.266%, 03/09/15	300,000
152,000	VAR, 0.269%, 03/11/15	152,000
462,000	VAR, 0.286%, 04/06/15	462,000
200,000	VAR, 0.287%, 05/14/15	200,000
285,000	VAR, 0.287%, 05/17/15	285,000
	Westpac Banking Corp.,
185,000	0.330%, 08/27/15	185,000
100,000	0.330%, 09/02/15	100,000
75,000	0.360%, 10/09/15	75,000

	Total Certificates of Deposit (Cost $45,461,361)	45,461,361

Commercial Paper — 23.8% (n)
130,000	ABN Amro Funding USA LLC, 0.270%, 06/03/15 (e)	129,908
	Alpine Securitization Corp.,
330,000	0.170%, 03/31/15 (e)	329,953
100,000	0.360%, 08/06/15	100,000
119,000	Antalis U.S. Funding Corp., 0.250%, 03/09/15 (e)	118,993
	Apple, Inc.,
40,000	0.210%, 05/19/15 (e)	39,981
50,000	0.210%, 05/26/15 (e)	49,975
96,000	ASB Finance Ltd., 0.270%, 07/28/15 (e)	95,893
659,400	Australia & New Zealand Banking Group Ltd., VAR, 0.356%, 03/26/15 (e)	659,400
	Bank Nederlandse Gemeenten N.V.,
82,000	0.215%, 03/03/15 (e)	81,999
103,000	0.281%, 06/30/15 (e)	102,903
149,750	0.281%, 08/25/15 (e)	149,544
53,600	Bank of New York Mellon Corp., 0.130%, 03/13/15 (e)	53,598
	Banque et Caisse d’Epargne de l’Etat,
45,000	0.285%, 08/04/15	44,944
66,000	0.285%, 08/07/15	65,917

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
50,000	Barclays Bank plc, 0.310%, 03/04/15 (e)	49,999
	Bedford Row Funding Corp.,
85,000	0.351%, 07/29/15 (e)	84,876
55,000	0.351%, 08/14/15 (e)	54,911
158,000	0.402%, 11/30/15 (e)	157,519
40,000	VAR, 0.261%, 03/22/15 (e)	40,000
120,000	VAR, 0.302%, 04/09/15 (e)	120,000
45,000	VAR, 0.302%, 05/04/15 (e)	45,000
115,000	VAR, 0.304%, 04/16/15 (e)	115,000
45,000	VAR, 0.306%, 05/09/15 (e)	45,000
50,000	VAR, 0.307%, 05/19/15 (e)	50,000
40,000	VAR, 0.308%, 05/12/15	40,000
140,000	BNP Paribas Finance, Inc., 0.250%, 05/18/15	139,924
35,000	CAFCO LLC, 0.250%, 03/09/15 (e)	34,998
	Caisse Centrale Desjardins,
100,000	0.135%, 03/26/15 (e)	99,991
140,000	0.149%, 03/23/15 (e)	139,987
260,000	0.151%, 03/20/15 (e)	259,979
	Caisse des Depots et Consignations,
75,000	0.135%, 03/25/15 (e)	74,993
169,000	0.245%, 05/11/15 (e)	168,918
165,000	0.250%, 08/07/15 (e)	164,818
	Cancara Asset Securitisation LLC,
50,000	0.160%, 03/20/15 (e)	49,996
250,000	0.240%, 05/05/15 (e)	249,891
200,000	0.250%, 03/30/15 (e)	199,960
325,000	0.250%, 03/31/15 (e)	324,932
50,000	Cedar Springs Capital Co. LLC, 0.330%, 03/20/15 (e)	49,991
	Coca-Cola Co. (The),
25,000	0.250%, 07/13/15 (e)	24,977
50,000	0.301%, 09/08/15 (e)	49,920
50,000	0.301%, 09/09/15 (e)	49,920
	Commonwealth Bank of Australia,
150,000	VAR, 0.245%, 03/03/15 (e)	150,000
150,000	VAR, 0.246%, 03/16/15 (e)	150,000
250,000	VAR, 0.248%, 03/10/15 (e)	250,000
150,000	VAR, 0.248%, 03/10/15 (e)	150,000
45,000	VAR, 0.248%, 03/10/15 (e)	45,000
150,000	VAR, 0.249%, 03/16/15 (e)	150,000
100,000	VAR, 0.254%, 03/28/15 (e)	99,998
183,000	VAR, 0.254%, 03/23/15 (e) (m)	183,000
162,000	VAR, 0.259%, 03/04/15 (e)	161,990
150,000	VAR, 0.262%, 04/11/15 (e)	150,000
120,000	VAR, 0.262%, 04/09/15 (e)	120,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	VAR, 0.265%, 04/02/15 (e)	100,000
485,000	VAR, 0.267%, 04/23/15 (e) (m)	485,000
150,000	VAR, 0.271%, 03/20/15 (e)	150,000
250,000	VAR, 0.271%, 03/02/15 (e)	250,000
100,000	VAR, 0.273%, 11/19/15 (e)	99,993
265,000	VAR, 0.273%, 03/06/15 (e)	264,975
150,000	VAR, 0.275%, 05/12/15 (e)	150,000
255,000	VAR, 0.276%, 05/10/15 (e)	254,998
	DBS Bank Ltd.,
100,000	0.261%, 06/03/15 (e)	99,932
85,000	0.266%, 04/20/15 (e)	84,969
100,000	0.271%, 03/23/15 (e)	99,983
100,000	0.271%, 04/01/15 (e)	99,977
	Dexia Credit Local,
50,000	0.245%, 05/06/15	49,978
150,000	0.250%, 05/15/15	149,922
25,000	0.260%, 06/08/15	24,982
243,000	0.280%, 07/07/15	242,758
	Erste Abwicklungsanstalt,
100,000	0.210%, 05/26/15 (e)	99,950
133,000	0.250%, 06/09/15 (e)	132,907
102,000	0.260%, 07/23/15 (e)	101,894
500,000	Fortis Funding LLC, 0.120%, 03/03/15 (e)	499,997
26,000	General Electric Capital Corp., 0.250%, 07/10/15	25,976
	Gotham Funding Corp.,
175,222	0.039%, 03/02/15 (e)	175,221
125,000	0.160%, 03/26/15 (e)	124,986
178,162	0.170%, 03/10/15 (e)	178,154
25,000	0.180%, 04/06/15 (e)	24,996
	HSBC Bank plc,
85,000	0.230%, 03/30/15 (e)	84,984
75,000	0.351%, 10/02/15 (e)	74,843
253,000	VAR, 0.267%, 05/19/15 (e)	253,000
271,000	VAR, 0.315%, 04/08/15 (e)	271,000
317,869	HSBC USA, Inc., 0.160%, 03/19/15	317,844
68,700	ING U.S. Funding LLC, 0.250%, 06/02/15	68,656
	Kells Funding LLC,
50,000	0.210%, 05/14/15 (e)	49,978
50,000	0.210%, 05/27/15 (e)	49,975
100,000	0.220%, 06/22/15 (e)	99,931
100,000	0.220%, 06/23/15 (e)	99,930
60,000	0.276%, 03/05/15 (e) (m)	59,998
96,000	0.321%, 08/18/15 (e)	95,855
100,000	0.321%, 08/25/15 (e)	99,843
13,000	0.321%, 08/26/15 (e)	12,979

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
75,000	0.321%, 09/23/15 (e)	74,863
150,000	0.321%, 09/25/15 (e)	149,723
60,000	0.321%, 10/01/15 (e)	59,886
250,000	0.321%, 10/02/15 (e)	249,522
59,400	0.321%, 09/21/15 (e)	59,292
55,000	VAR, 0.250%, 04/27/15 (e)	54,995
100,000	VAR, 0.250%, 04/29/15 (e)	99,991
60,000	VAR, 0.255%, 04/01/15 (e)	59,996
150,000	VAR, 0.256%, 04/22/15 (e)	149,991
50,000	VAR, 0.265%, 04/18/15 (e)	50,000
50,000	VAR, 0.266%, 04/02/15 (e) (m)	50,000
100,000	VAR, 0.276%, 04/28/15 (e)	99,991
	Liberty Street Funding LLC,
52,500	0.150%, 03/13/15 (e)	52,497
28,500	0.200%, 05/06/15 (e)	28,490
156,000	0.270%, 07/27/15 (e)	155,827
520,000	Lloyds Bank plc, 0.200%, 03/30/15	519,916
	LMA Americas LLC,
66,000	0.250%, 04/15/15 (e)	65,979
79,000	0.250%, 05/12/15 (e)	78,961
59,500	0.251%, 03/03/15 (e)	59,499
50,000	0.260%, 04/07/15 (e)	49,987
111,100	0.260%, 04/09/15 (e)	111,069
100,000	0.260%, 05/20/15 (e)	99,942
	Macquarie Bank Ltd.,
70,000	0.270%, 04/13/15 (e)	69,977
79,000	0.270%, 04/06/15 (e)	78,979
63,000	Manhattan Asset Funding Co. LLC, 0.200%, 04/08/15 (e)	62,987
50,000	Matchpoint Master Trust, Series A, 0.270%, 06/03/15 (e)	49,965
216,000	Mizuho Funding LLC, 0.210%, 03/20/15 (e)	215,976
	National Australia Bank Ltd.,
125,000	VAR, 0.262%, 05/05/15 (e)	125,000
125,000	VAR, 0.265%, 05/05/15 (e)	125,000
	National Australia Funding Delaware, Inc.,
452,000	VAR, 0.241%, 03/10/15 (e) (m)	452,000
125,000	VAR, 0.242%, 03/11/15 (e) (m)	125,000
99,000	Nationwide Building Society, 0.240%, 03/31/15 (e)	98,980
	Natixis,
98,000	0.260%, 03/13/15	97,991
240,000	0.270%, 06/02/15	239,833
200,000	Nederlandse Waterschapsbank N.V., 0.281%, 07/09/15 (e)	199,798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

27,179	Newport Funding Corp., 0.170%, 03/02/15 (e)	27,179
	Nieuw Amsterdam Receivables Corp.,
48,500	0.210%, 05/26/15 (e)	48,476
26,200	0.300%, 08/10/15 (e)	26,164
	NRW Bank,
211,809	0.120%, 03/09/15 (e)	211,803
1,192,000	0.130%, 03/04/15 (e)	1,191,987
1,000,000	0.150%, 03/02/15 (e)	999,996
323,300	0.150%, 03/20/15 (e)	323,275
66,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 04/28/15	65,977
	Private Export Funding Corp.,
7,000	0.230%, 05/06/15 (e)	6,997
50,000	0.261%, 04/10/15 (e)	49,986
50,000	0.261%, 05/05/15 (e)	49,976
33,000	0.261%, 05/12/15 (e)	32,983
27,000	0.270%, 08/18/15 (e)	26,966
40,000	0.281%, 07/20/15 (e)	39,956
60,000	0.281%, 08/10/15 (e)	59,924
37,000	0.291%, 09/04/15 (e)	36,944
45,000	0.291%, 09/08/15 (e)	44,931
29,000	0.331%, 10/13/15 (e)	28,940
33,850	Rabobank Nederland N.V., 0.265%, 07/23/15	33,814
	Regency Markets No. 1 LLC,
39,329	0.150%, 03/16/15 (e)	39,327
75,000	0.150%, 03/20/15 (e)	74,994
	Ridgefield Funding Co. LLC,
50,000	0.280%, 03/09/15 (e)	49,997
100,000	0.310%, 03/03/15 (e)	99,998
25,000	0.371%, 07/15/15 (e)	24,965
25,000	0.371%, 08/05/15 (e)	24,960
214,000	VAR, 0.302%, 03/15/15 (e)	214,000
790,000	Royal Bank of Canada, VAR, 0.342%, 04/12/15 (e)	790,000
	Scaldis Capital LLC,
50,000	0.150%, 03/24/15 (e)	49,995
50,000	0.250%, 03/11/15 (e)	49,997
30,000	Sinopec Century Bright Capital Investment Ltd., 0.400%, 03/05/15 (e)	29,999
694,562	Societe Generale S.A., 0.172%, 03/31/15 (e)	694,462
85,000	State Street Corp., 0.220%, 06/03/15	84,951
	Sumitomo Mitsui Banking Corp.,
500,000	0.110%, 03/03/15 (e)	499,997
165,000	0.250%, 05/12/15 (e)	164,918

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
150,000	0.250%, 05/01/15 (e)	149,937
150,000	0.250%, 05/04/15 (e)	149,933
116,000	0.250%, 05/14/15 (e)	115,940
	United Overseas Bank Ltd.,
83,000	0.240%, 05/12/15 (e)	82,960
63,000	0.286%, 07/08/15 (e)	62,936
75,000	0.291%, 03/13/15 (e)	74,993
137,000	0.291%, 04/09/15 (e)	136,957
150,000	VAR, 0.262%, 04/10/15	150,000
	Versailles Commercial Paper LLC,
100,000	0.230%, 03/02/15 (e)	99,999
50,000	0.250%, 04/14/15 (e)	49,985
76,000	0.250%, 05/01/15 (e)	75,968
75,000	0.250%, 06/01/15 (e)	74,953
22,000	0.250%, 05/04/15 (e)	21,990
	Westpac Banking Corp.,
176,000	0.331%, 08/28/15 (e)	175,710
124,700	0.331%, 08/21/15 (e)	124,502
58,000	0.361%, 09/30/15 (e)	57,876
270,000	0.362%, 09/24/15 (e)	269,440
146,000	0.366%, 09/25/15 (e)	145,692
60,000	VAR, 0.241%, 03/09/15 (e) (m)	60,000
150,000	VAR, 0.242%, 03/12/15 (e) (m)	150,000
260,000	VAR, 0.244%, 03/06/15 (e) (m)	260,000
175,000	VAR, 0.252%, 03/15/15 (e) (m)	175,000
100,000	VAR, 0.257%, 03/26/15 (e)	100,000
135,000	VAR, 0.263%, 05/04/15 (e)	135,000
360,000	VAR, 0.265%, 05/01/15 (e)	360,000
950,000	VAR, 0.267%, 04/20/15 (e)	950,000
304,700	VAR, 0.267%, 05/19/15 (e)	304,700
200,000	VAR, 0.268%, 05/20/15 (e)	200,000
300,000	VAR, 0.271%, 03/09/15 (e)	300,000

	Total Commercial Paper (Cost $27,664,068)	27,664,068

Corporate Notes — 3.4%
	Financials — 3.2%
	Banks — 2.3%
	Australia & New Zealand Banking Group Ltd.
27,195	0.900%, 02/12/16	27,286
75,000	VAR, 0.456%, 05/07/15 (e)	75,027
24,500	Bank of Nova Scotia, 2.050%, 10/07/15	24,730
	Commonwealth Bank of Australia
29,700	VAR, 0.262%, 03/19/15 (e)	29,700
325,000	VAR, 1.433%, 03/16/15 (e)	326,139
28,000	DBS Bank Ltd., 2.375%, 09/14/15	28,306
300,000	KFW, 0.190%, 06/10/15	299,973

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	National Australia Bank Ltd.
86,300	1.600%, 08/07/15	86,756
43,599	2.000%, 03/09/15	43,615
	Royal Bank of Canada
77,950	1.150%, 03/13/15	77,972
94,312	1.920%, 07/30/15	94,933
434,000	Svenska Handelsbanken AB, VAR, 0.362%, 03/21/15 (e)	434,000
45,000	U.S. Bancorp, 3.125%, 04/01/15	45,109
785,000	Wells Fargo Bank N.A., VAR, 0.331%, 03/15/15	785,000
	Westpac Banking Corp.
20,000	0.950%, 01/12/16	20,077
120,452	1.125%, 09/25/15	120,917
98,838	3.000%, 08/04/15	99,941

		2,619,481

	Capital Markets — 0.5%
628,000	ING Bank N.V., VAR, 0.305%, 03/30/15 (e)	628,000

	Consumer Finance — 0.0% (g)
27,750	Toyota Motor Credit Corp., 0.875%, 07/17/15	27,805

	Diversified Financial Services — 0.1%
50,000	Bank Nederlandse Gemeenten N.V., VAR, 0.306%, 05/07/15 (e)	50,004
92,913	International Bank for Reconstruction & Development, VAR, 2.375%, 05/26/15	93,394

		143,398

	Insurance — 0.3%
337,000	Metropolitan Life Global Funding I, VAR, 0.502%, 04/09/15	337,000

	Total Financials	3,755,684

	Health Care — 0.2%
	Pharmaceuticals — 0.2%
181,720	Takeda Pharmaceutical Co., Ltd., 1.031%, 03/17/15 (e)	181,779

	Total Corporate Notes (Cost $3,937,463)	3,937,463

Foreign Government Securities — 0.4%
180,000	Export Development Canada, VAR, 0.160%, 03/02/15 (e) (m)	180,000
150,000	Kommunalbanken A.S., 0.375%, 04/10/15 (e) (m)	150,019

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
165,000	Municipality Finance plc, 0.210%, 08/05/15 (e) (m)	165,000

	Total Foreign Government Securities (Cost $495,019)	495,019

Repurchase Agreements — 5.3%
220,000	Citigroup Global Markets Holdings, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $220,010, collateralized by Corporate Notes and Bonds, 0.000% - 7.990%, due 10/15/20 - 11/23/52, with value $236,318.	220,000
175,000	Citigroup Global Markets Holdings, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $175,008, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 7.950%, dated 01/15/21 - 12/25/24, Federal National Mortgage Association, 0.000% - 8.750%, due 03/25/21 - 01/25/44, Government National Mortgage Association, 4.350%, dated 12/25/44 and Sovereign Government Securities, 0.000% - 13.625%, due 04/29/15 - 04/30/44, with value $183,942.	175,000
300,000	Credit Suisse First Boston USA, Inc., 0.740%, dated 02/27/15, due 03/17/15, repurchase price $300,111, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 11/01/18 - 10/25/58, Federal Home Loan Mortgage Corporation, 0.572%, dated 07/15/39, Federal National Mortgage Association, 5.000% - 6.300%, due 10/17/38 - 09/25/40 and U.S. Treasury Securities, 4.500% - 9.125%, due 05/15/18 - 02/15/36, with value $321,050. (i)	300,000
436,000	Credit Suisse First Boston USA, Inc., 0.756%, dated 02/27/15, due 03/27/15, repurchase price $436,256, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, due 12/15/21 - 08/25/62, Federal National Mortgage Association, 5.000%, due 09/25/33 and U.S. Treasury Securities, 4.500%, due 02/15/36, with value $467,144. (i)	436,000
330,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 05/15/15, repurchase price $330,536, collateralized by Corporate Notes and Bonds, 2.412% - 6.500%, due 04/26/37 - 08/27/57, with value $355,384. (i)	330,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 05/22/15, repurchase price $500,887, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 04/25/19 - 08/25/62, with value $540,003. (i)	500,000
292,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 06/01/15, repurchase price $292,579, collateralized by Corporate Notes and Bonds, 0.000%, due 06/15/33 - 10/25/57, with value $315,361. (i)	292,000
645,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 06/02/15, repurchase price $646,294, collateralized by Corporate Notes and Bonds, 0.000% - 17.685%, due 12/27/18 - 05/10/63, with value $696,604. (i)	645,000
400,000	Deutsche Bank Securities, Inc., 0.720%, dated 02/27/15, due 04/15/15, repurchase price $400,376, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, due 08/15/17 - 06/15/49 and Municipal Debt Securities, 0.000% - 6.500%, due 10/01/29 - 12/01/53, with value $420,000. (i)	400,000
445,000	Deutsche Bank Securities, Inc., 0.800%, dated 02/27/15, due 05/04/15, repurchase price $445,653, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 08/17/16 - 03/07/87, Government National Mortgage Association, 3.171%, dated 12/25/45 and Municipal Debt Securities, 0.000% - 5.500%, due 01/01/22 - 08/01/22, with value $467,249. (i)	445,000
125,000	HSBC Securities USA, Inc., 0.170%, dated 02/27/15, due 03/02/15, repurchase price $125,002, collateralized by Corporate Notes and Bonds, 0.000% - 12.625%, due 03/08/16 - 06/24/44 and Sovereign Government Securities, 5.000% - 11.750%, due 10/21/26 - 01/27/45, with value $133,678.	125,000
95,000	HSBC Securities USA, Inc., 0.170%, dated 02/27/15, due 03/02/15, repurchase price $95,001, collateralized by Corporate Notes and Bonds, 0.000% - 11.375%, due 06/01/16 - 09/17/44, with value $102,603.	95,000
110,000	HSBC Securities USA, Inc., 0.320%, dated 02/27/15, due 03/02/15, repurchase price $110,003, collateralized by Corporate Notes and Bonds, 4.875% - 11.000%, due 11/01/17 - 02/15/25, with value $118,804.	110,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
544,900	Merrill Lynch PFS, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $544,926, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 04/30/16 - 01/01/49 and Municipal Debt Securities, 4.250%, due 12/01/16, with value $588,492.	544,900
554,750	Merrill Lynch PFS, Inc., 0.770%, dated 02/27/15, due 04/06/15, repurchase price $555,201, collateralized by Corporate Notes and Bonds, 0.000% - 6.969%, due 04/20/19 - 07/25/60 and Sovereign Government Securities, 2.503% - 11.950%, due 01/23/18 - 04/30/44, with value $599,130. (i)	554,750
350,000	Merrill Lynch PFS, Inc., 0.770%, dated 02/27/15, due 04/06/15, repurchase price $350,284, collateralized by Corporate Notes and Bonds, 0.000% - 6.610%, due 11/15/18 - 04/26/53, with value $378,000. (i)	350,000
125,000	Royal Bank of Canada, 0.400%, dated 02/27/15, due 03/04/15, repurchase price $125,007, collateralized by Corporate Notes and Bonds, 0.000% - 11.000%, due 05/01/16 - 02/15/67, Federal Home Loan Mortgage Corporation, 4.000% - 4.500%, dated 09/01/44 - 10/01/44, Federal National Mortgage Association, 2.944% - 4.550%, due 10/01/34 - 12/01/44 and Government National Mortgage Association, 3.500%, dated 05/20/40 - 02/20/45, with value $129,576.	125,000
225,000	Royal Bank of Canada, 0.400%, dated 02/27/15, due 03/06/15, repurchase price $225,018, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 06/26/15 - 01/01/49, with value $243,000.	225,000
100,000	Royal Bank of Canada, 0.480%, dated 02/27/15, due 03/06/15, repurchase price $100,009, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 05/01/16 - 02/15/67, with value $108,000.	100,000
225,000	Royal Bank of Canada, 0.480%, dated 02/27/14, due 03/06/15, repurchase price $225,021, collateralized by Corporate Notes and Bonds, 0.000% - 10.500%, due 12/01/15 - 06/25/46, with value $240,883.	225,000

	Total Repurchase Agreements (Cost $6,197,650)	6,197,650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — 23.4%
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
995,521	0.060%, 03/02/15	995,521
650,000	0.130%, 03/04/15	650,000
	BNP Paribas,
335,069	0.080%, 03/02/15	335,069
530,000	0.120%, 03/03/15	530,000
475,000	0.120%, 03/03/15	475,000
200,000	China Construction Bank Corp., 0.200%, 03/04/15	200,000
675,000	Citibank N.A., 0.130%, 03/04/15	675,000
	Credit Agricole Corporate and Investment Bank,
112,016	0.060%, 03/02/15	112,016
274,575	0.130%, 03/04/15	274,575
	Credit Industriel et Commercial,
535,000	0.070%, 03/02/15	535,000
1,180,000	0.120%, 03/03/15	1,180,000
479,575	DBS Bank Ltd., 0.140%, 03/02/15	479,575
	DNB Bank ASA,
1,905,172	0.050%, 03/02/15	1,905,172
1,050,000	0.050%, 03/02/15	1,050,000
500,000	ING Bank N.V., 0.140%, 03/03/15	500,000
1,599,575	KBC Bank N.V., 0.120%, 03/03/15	1,599,575
199,575	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 03/03/15	199,575
	Lloyds Bank plc,
364,430	0.060%, 03/02/15	364,430
785,000	0.140%, 03/03/15	785,000
	Natixis S.A.,
1,000,236	0.050%, 03/02/15	1,000,236
1,525,000	0.120%, 03/03/15	1,525,000
2,000,000	Nordea Bank Finland plc, 0.050%, 03/02/15	2,000,000
	Skandinaviska Enskilda Banken AB,
642,123	0.050%, 03/02/15	642,123
600,000	0.050%, 03/02/15	600,000
1,500,000	Standard Chartered plc, 0.050%, 03/02/15	1,500,000
	Svenska Handelsbanken AB,
2,500,000	0.050%, 03/02/15	2,500,000
910,668	0.050%, 03/02/15	910,668
	Swedbank AB,
600,000	0.050%, 03/02/15	600,000
3,000,000	0.120%, 03/03/15	3,000,000

	Total Time Deposits (Cost $27,123,535)	27,123,535

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 1.1%
	Federal Home Loan Bank,
33,000	0.180%, 07/16/15 (m)	32,998
23,000	0.198%, 08/18/15 (m)	23,000
42,200	0.200%, 09/29/15 (m)	42,200
300,000	0.310%, 01/06/16 (m)	300,000
140,000	0.400%, 03/09/16 (m)	140,000
50,000	DN, 0.160%, 09/04/15 (m) (n)	49,958
10,000	DN, 0.241%, 01/26/16 (m) (n)	9,978
130,000	DN, 0.251%, 02/01/16 (m) (n)	129,696
139,000	DN, 0.251%, 02/08/16 (m) (n)	138,668
	Federal National Mortgage Association,
47,714	0.500%, 07/02/15 (m)	47,771
45,750	DN, 0.140%, 06/01/15 (m) (n)	45,734
270,000	DN, 0.180%, 09/01/15 (m) (n)	269,752

	Total U.S. Government Agency Securities (Cost $1,229,755)	1,229,755

U.S. Treasury Obligations — 3.4%
	U.S. Treasury Notes — 3.4%
290,000	0.250%, 07/15/15 (m)	290,103
83,000	0.250%, 12/15/15 (m)	82,998
1,025,000	0.375%, 01/15/16 (m)	1,025,755
870,000	0.375%, 03/15/16 (m)	870,833
455,000	2.000%, 01/31/16 (m)	462,495
183,000	2.125%, 12/31/15 (m)	185,831
428,000	2.125%, 02/29/16 (m)	435,990
215,000	2.625%, 02/29/16 (m)	220,023
330,000	4.500%, 02/15/16 (m)	343,561

		3,917,589

	Total U.S. Treasury Obligations (Cost $3,917,589)	3,917,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Note — 0.0% (g)
	New Jersey — 0.0% (g)
68,000	Jets Stadium Development LLC, Series A-4A, LOC: Sumitomo Mitsui Banking, 0.100%, 03/09/15 (e) (Cost $68,000)	68,000

	Total Investments — 100.0% (Cost $116,094,440)*	116,094,440
	Liabilities in Excess of Other Assets — 0.0% (g)	(57,198)

	NET ASSETS — 100.0%	$116,037,242

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 44.9%
	ABN Amro Bank N.V.,
100,000	0.260%, 04/16/15	99,967
45,000	0.270%, 04/13/15	44,986
200,000	0.280%, 05/19/15	199,877
	Banco Del Estado De Chile,
50,000	0.250%, 05/22/15	50,000
15,000	VAR, 0.262%, 03/13/15	15,000
20,000	VAR, 0.273%, 03/09/15	20,000
	Bank of Nova Scotia,
50,000	0.260%, 03/26/15	50,000
100,000	0.330%, 08/18/15	100,000
55,000	VAR, 0.271%, 03/05/15	55,000
65,000	VAR, 0.283%, 03/15/15	65,000
50,000	VAR, 0.304%, 03/21/15 (m)	50,000
53,000	VAR, 0.351%, 03/02/15 (m)	53,000
55,000	VAR, 0.352%, 03/10/15 (m)	55,000
130,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260%, 05/20/15	130,000
	Banque Federative du Credit Mutuel S.A.,
81,000	0.260%, 05/15/15	80,956
65,000	0.260%, 05/18/15	64,963
175,000	0.265%, 04/02/15	174,959
45,000	0.268%, 06/08/15	44,967
60,000	Barclays Bank plc, VAR, 0.551%, 03/02/15 (m)	60,021
35,000	BPCE S.A., 0.300%, 05/14/15	34,978
110,000	Canadian Imperial Bank of Commerce, VAR, 0.263%, 03/15/15 (m)	110,000
	Chiba Bank Ltd.,
13,000	0.270%, 04/16/15	13,000
25,000	0.270%, 05/11/15	25,000
150,000	China Construction Bank Corp., 0.200%, 03/26/15	150,000
	Credit Agricole Corporate and Investment Bank,
130,000	0.250%, 03/02/15	130,000
25,000	0.250%, 04/06/15	25,000
45,000	Credit Industriel et Commercial, 0.230%, 05/04/15	44,982
100,000	Credit Suisse AG, VAR, 0.272%, 03/23/15	100,000
50,000	Dexia Credit Local, 0.275%, 04/23/15	49,980
	DZ Bank AG,
15,000	0.270%, 05/04/15	14,993
50,000	0.290%, 04/22/15	49,979
50,000	0.300%, 04/10/15	49,983

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	HSBC Bank plc,
43,000	0.310%, 06/17/15	43,001
55,000	0.320%, 07/09/15	55,000
	HSBC France S.A.,
47,000	0.250%, 04/07/15	46,988
45,000	0.270%, 05/14/15	44,975
200,000	0.340%, 06/30/15	199,772
100,000	0.340%, 07/01/15	99,886
	ING Bank N.V.,
160,000	0.260%, 04/01/15	160,000
125,000	0.280%, 06/12/15	125,000
	KBC Bank N.V.,
65,000	0.270%, 05/04/15	64,969
47,000	0.280%, 04/07/15	46,986
125,000	0.290%, 05/18/15	124,922
75,000	0.300%, 05/11/15	75,000
	Landesbank Hessen-Thueringen Girozentrale,
125,000	0.150%, 03/04/15	125,000
200,000	0.250%, 04/24/15	199,925
200,000	0.270%, 05/26/15	199,871
	Mitsubishi UFJ Trust & Banking Corp.,
50,000	0.250%, 04/17/15	50,000
25,000	0.260%, 05/06/15	24,988
27,000	0.260%, 03/12/15	27,000
45,000	0.260%, 04/17/15	45,000
30,000	0.270%, 04/13/15	29,991
27,000	0.270%, 04/14/15	26,991
25,000	0.270%, 04/10/15	25,000
66,000	0.280%, 04/09/15	65,980
15,000	0.300%, 05/20/15	14,990
	Mizuho Bank Ltd.,
75,000	0.200%, 03/20/15	75,000
100,000	0.250%, 05/21/15	100,000
100,000	0.265%, 05/01/15	99,955
23,000	0.265%, 05/07/15	22,989
150,000	0.265%, 05/11/15	149,921
15,000	0.270%, 04/13/15	14,995
100,000	0.280%, 05/20/15	99,938
50,000	National Australia Bank Ltd., 0.350%, 09/09/15	49,907
	National Bank of Canada,
50,000	VAR, 0.273%, 03/18/15	50,000
36,000	VAR, 0.290%, 03/29/15 (m)	36,000
50,000	VAR, 0.293%, 03/20/15	50,000
75,000	Nationwide Building Society, 0.250%, 03/06/15	74,997

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	Natixis,
90,000	0.280%, 05/06/15	90,000
75,000	0.290%, 03/31/15	75,000
67,000	VAR, 0.284%, 05/04/15	67,000
22,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15	21,966
	Norinchukin Bank,
50,000	0.150%, 03/05/15	50,000
20,000	0.150%, 03/11/15	20,000
100,000	0.200%, 04/23/15	100,000
	Oversea-Chinese Banking Corp. Ltd.,
36,000	0.248%, 03/13/15	35,997
30,000	0.250%, 08/10/15	30,000
	Rabobank Nederland N.V.,
25,000	0.230%, 05/26/15	24,986
46,000	0.300%, 05/19/15 (m)	46,000
150,000	0.310%, 04/24/15 (m)	150,000
60,000	0.360%, 09/04/15	59,888
28,000	0.360%, 09/09/15	27,947
45,000	VAR, 0.273%, 03/06/15	45,000
44,000	VAR, 0.276%, 05/09/15	44,000
72,000	VAR, 0.301%, 04/08/15	72,000
120,000	VAR, 0.303%, 04/14/15	120,000
32,000	VAR, 0.307%, 04/17/15 (m)	32,000
50,000	VAR, 0.308%, 05/11/15	50,000
150,000	VAR, 0.312%, 05/22/15	150,000
	Royal Bank of Canada,
150,000	VAR, 0.252%, 03/13/15 (m)	150,000
5,000	VAR, 0.262%, 03/10/15	5,000
	Shizuoka Bank,
29,000	0.300%, 04/08/15	29,000
25,000	0.300%, 04/24/15	25,000
50,000	0.320%, 04/16/15	50,000
10,000	0.320%, 05/26/15	10,000
75,000	Societe Generale S.A., VAR, 0.250%, 03/30/15	75,000
	Standard Chartered plc,
200,000	0.295%, 05/06/15	199,891
70,000	0.300%, 04/07/15	69,978
265,000	0.300%, 04/16/15	264,899
30,000	0.300%, 04/17/15	29,988
	State Street Bank & Trust Co.,
75,000	VAR, 0.282%, 04/08/15	75,000
200,000	VAR, 0.297%, 03/23/15	200,000
75,000	VAR, 0.308%, 05/12/15	75,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Sumitomo Mitsui Banking Corp.,
200,000	0.110%, 03/03/15	200,000
45,000	0.250%, 03/16/15	45,000
50,000	0.250%, 04/20/15	50,000
20,000	0.250%, 04/21/15	20,000
30,000	0.250%, 05/07/15	30,000
27,000	0.270%, 03/12/15	26,998
40,000	0.270%, 04/22/15	39,984
50,000	0.270%, 05/12/15	49,973
27,000	0.270%, 06/05/15	27,000
	Sumitomo Mitsui Trust Bank Ltd.,
20,000	0.265%, 05/11/15	19,990
30,000	0.270%, 05/28/15	30,000
26,000	0.275%, 04/13/15	25,991
16,000	0.280%, 04/30/15	15,993
25,000	0.300%, 04/16/15	24,990
20,000	0.300%, 04/23/15	19,991
50,000	0.300%, 05/05/15	49,973
25,000	0.300%, 05/18/15	24,984
50,000	0.320%, 06/23/15	49,949
100,000	0.330%, 06/12/15	99,906
	Toronto-Dominion Bank,
16,000	0.250%, 06/10/15	16,000
21,000	0.300%, 07/15/15	21,000
45,000	0.300%, 07/17/15	45,000
77,000	0.350%, 10/06/15	77,000
30,000	VAR, 0.233%, 03/16/15 (m)	30,000
	UBS AG,
50,000	0.170%, 03/31/15	50,000
100,000	0.270%, 05/13/15	100,000
55,000	0.340%, 06/09/15	55,000
	Wells Fargo Bank N.A.,
50,000	VAR, 0.266%, 03/09/15	50,000
25,000	VAR, 0.269%, 03/11/15	25,000
8,000	VAR, 0.286%, 04/06/15	8,000
125,000	VAR, 0.287%, 05/14/15	125,000
	Westpac Banking Corp.,
15,000	0.330%, 08/27/15	15,000
25,000	0.360%, 10/09/15	25,000

	Total Certificates of Deposit (Cost $9,019,790)	9,019,790

Commercial Paper — 20.9% (n)
100,000	ABN Amro Funding USA LLC, 0.260%, 04/06/15 (e)	99,974
19,554	Agricultural Bank of China, 0.521%, 05/14/15 (e)	19,533

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Alpine Securitization Corp.,
25,000	0.170%, 03/31/15 (e)	24,996
75,000	0.360%, 08/06/15	75,000
	Aspen Funding Corp.,
22,273	0.200%, 03/02/15 (e)	22,273
100,000	0.250%, 03/04/15 (e)	99,998
250,000	Australia & New Zealand Banking Group Ltd., VAR, 0.356%, 03/26/15 (e)	250,000
	Banque et Caisse d’Epargne de l’Etat,
25,000	0.230%, 03/05/15	24,999
55,000	0.285%, 08/04/15	54,932
200,000	Barclays U.S. Funding LLC, Series CP, 0.270%, 05/05/15 (e)	199,902
	Bedford Row Funding Corp.,
25,000	0.402%, 11/30/15 (e)	24,924
35,000	VAR, 0.258%, 03/16/15 (e)	35,000
35,000	VAR, 0.261%, 03/22/15 (e)	35,000
55,000	VAR, 0.263%, 03/24/15 (e)	55,000
63,000	VAR, 0.302%, 04/09/15 (e)	63,000
15,000	VAR, 0.302%, 05/04/15 (e)	15,000
15,000	VAR, 0.306%, 05/09/15 (e)	15,000
50,000	VAR, 0.307%, 05/19/15 (e)	50,000
	BNP Paribas Finance, Inc.,
90,000	0.150%, 04/01/15	89,988
20,000	0.260%, 03/26/15	19,997
	Caisse des Depots et Consignations,
25,000	0.135%, 03/25/15 (e)	24,998
25,000	0.245%, 05/11/15 (e)	24,988
20,000	Canadian Imperial Holdings, Inc., 0.210%, 03/16/15	19,998
	Cancara Asset Securitisation LLC,
50,000	0.250%, 03/30/15 (e)	49,990
100,000	0.250%, 03/31/15 (e)	99,979
75,000	Ciesco LLC, 0.250%, 03/09/15 (e)	74,996
25,000	Coca-Cola Co. (The), 0.301%, 09/08/15 (e)	24,960
	Commonwealth Bank of Australia,
20,000	VAR, 0.254%, 03/23/15 (e) (m)	20,000
27,000	VAR, 0.259%, 03/04/15 (e)	26,998
100,000	VAR, 0.267%, 04/23/15 (e) (m)	100,000
25,000	VAR, 0.271%, 03/20/15 (e)	25,000
45,000	VAR, 0.271%, 03/02/15 (e)	45,000
40,000	VAR, 0.273%, 03/06/15 (e)	39,996
50,000	VAR, 0.276%, 05/10/15 (e)	50,000
100,000	Credit Agricole Corporate and Investment Bank, 0.280%, 05/01/15	99,953
15,000	DBS Bank Ltd., 0.266%, 04/20/15 (e)	14,994

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Dexia Credit Local,
25,000	0.250%, 05/15/15	24,987
40,000	0.280%, 07/07/15	39,960
	Erste Abwicklungsanstalt,
25,000	0.250%, 06/09/15 (e)	24,983
20,000	0.260%, 07/23/15 (e)	19,979
25,000	Gotham Funding Corp., 0.160%, 03/26/15 (e)	24,997
	HSBC Bank plc,
35,000	0.230%, 03/30/15 (e)	34,994
42,000	VAR, 0.267%, 05/19/15 (e) (m)	42,000
45,000	VAR, 0.315%, 04/08/15 (e)	45,000
50,000	ING U.S. Funding LLC, 0.250%, 06/02/15	49,968
	Kells Funding LLC,
15,000	0.276%, 03/05/15 (e) (m)	14,999
18,000	0.321%, 08/18/15 (e)	17,973
50,000	0.321%, 09/25/15 (e)	49,908
10,000	0.321%, 10/01/15 (e)	9,981
85,000	0.321%, 10/02/15 (e)	84,837
60,000	VAR, 0.241%, 03/15/15 (e)	59,997
25,000	Liberty Street Funding LLC, 0.270%, 07/27/15 (e)	24,972
100,000	Lloyds Bank plc, 0.200%, 03/30/15	99,984
	LMA Americas LLC,
25,500	0.250%, 05/05/15 (e)	25,489
25,000	0.250%, 05/18/15 (e)	24,986
10,000	0.251%, 03/03/15 (e)	10,000
50,000	0.260%, 04/09/15 (e)	49,986
125,000	Macquarie Bank Ltd., 0.270%, 04/06/15 (e)	124,966
43,306	Matchpoint Master Trust, Series A, 0.090%, 03/02/15 (e)	43,306
50,000	Mizuho Funding LLC, 0.210%, 03/20/15 (e)	49,994
	Natixis,
123,000	0.260%, 03/18/15	122,985
51,000	0.270%, 06/04/15	50,964
40,000	Newport Funding Corp., 0.250%, 03/04/15 (e)	39,999
50,000	NRW Bank, 0.150%, 03/20/15 (e)	49,996
15,000	PNC Bank N.A., 0.260%, 06/08/15	14,989
10,000	Private Export Funding Corp., 0.291%, 07/17/15 (e)	9,989
	Ridgefield Funding Co. LLC,
10,000	0.280%, 03/09/15 (e)	9,999
26,500	0.310%, 03/03/15 (e)	26,500
5,000	0.371%, 07/15/15 (e)	4,993
25,000	0.371%, 08/05/15 (e)	24,960

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
85,000	Royal Bank of Canada, VAR, 0.342%, 04/12/15 (e)	85,000
10,000	Scaldis Capital LLC, 0.250%, 03/11/15 (e)	9,999
90,000	Societe Generale S.A., 0.170%, 03/31/15 (e)	89,987
	Starbird Funding Corp.,
50,000	0.250%, 03/30/15 (e)	49,990
25,000	0.270%, 04/09/15 (e)	24,993
	Sumitomo Mitsui Banking Corp.,
10,000	0.250%, 05/01/15 (e)	9,996
50,000	0.250%, 05/14/15 (e)	49,974
80,000	UBS Finance Delaware LLC, 0.170%, 03/31/15	79,989
25,000	United Overseas Bank Ltd., 0.291%, 03/13/15 (e)	24,998
	Westpac Banking Corp.,
40,000	0.331%, 08/28/15 (e)	39,934
50,000	0.331%, 08/21/15 (e)	49,921
40,000	0.361%, 09/24/15 (e)	39,917
50,000	VAR, 0.244%, 03/06/15 (e) (m)	50,000
25,000	VAR, 0.252%, 03/15/15 (e) (m)	25,000
30,000	VAR, 0.257%, 03/26/15 (e)	30,000
50,000	VAR, 0.267%, 04/20/15 (e) (m)	50,000
50,000	VAR, 0.267%, 05/19/15 (e)	50,000
25,000	VAR, 0.268%, 05/20/15 (e)	25,000
55,000	VAR, 0.271%, 03/09/15 (e)	55,000

	Total Commercial Paper (Cost $4,209,684)	4,209,684

Corporate Notes — 2.4%
	Financials — 2.4%
	Banks — 1.3%
35,147	Bank of Nova Scotia, 2.050%, 10/07/15	35,485
50,000	Svenska Handelsbanken AB, VAR, 0.362%, 03/21/15 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.331%, 03/15/15	185,000

		270,485

	Capital Markets — 0.5%
100,000	ING Bank N.V., VAR, 0.305%, 03/30/15 (e)	100,000

	Consumer Finance — 0.1%
10,000	Toyota Motor Credit Corp., 0.875%, 07/17/15	10,020

	Insurance — 0.5%
35,000	Metropolitan Life Global Funding I, VAR, 0.502%, 04/09/15	35,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
60,000	New York Life Global Funding, VAR, 0.253%, 04/29/15 (e)	60,000

		95,000

	Total Corporate Notes (Cost $475,505)	475,505

Repurchase Agreements — 5.5%
125,000	BNP Paribas Securities Corp., 0.590%, dated 02/27/15, due 03/31/15, repurchase price $125,066, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 02/15/19 - 01/01/49 and Federal National Mortgage Association Connecticut Avenue Securities, 2.771%, due 05/25/24, with value $135,000. (i)	125,000
25,000	Citigroup Global Markets Holdings, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 04/06/15 - 01/01/49, with value $27,000.	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 0.348% - 0.685%, due 11/05/35 - 11/25/51, with value $26,750.	25,000
155,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 06/02/15, repurchase price $155,311, collateralized by Corporate Notes and Bonds, 0.000% - 7.937%, due 11/25/19 - 03/25/54, with value $167,400. (i)	155,000
175,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 06/01/15, repurchase price $175,347, collateralized by Corporate Notes and Bonds, 0.000% - 7.250%, due 03/25/19 - 04/26/55, with value $189,002. (i)	175,000
100,000	Credit Suisse First Boston USA, Inc., 0.760%, dated 02/27/15, due 05/15/15, repurchase price $100,163, collateralized by Corporate Notes and Bonds, 0.000% - 22.498%, due 12/27/18 - 10/25/54, with value $107,752. (i)	100,000
55,000	Deutsche Bank Securities, Inc., 0.720%, dated 02/27/15, due 04/15/15, repurchase price $55,052, collateralized by Corporate Notes and Bonds, 0.000% - 5.500%, due 09/25/33 - 05/10/47 and Municipal Debt Securities, 5.500% - 6.000%, due 12/01/33 - 12/01/47, with value $57,750. (i)	55,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
55,000	Deutsche Bank Securities, Inc., 0.800%, dated 02/27/15, due 05/04/15, repurchase price $55,081, collateralized by Corporate Notes and Bonds, 0.000% - 4.524%, due 08/17/16 - 10/15/49 and Municipal Debt Securities, 5.750%, due 12/01/47, with value $57,750. (i)	55,000
20,000	HSBC Securities USA, Inc., 0.320%, dated 02/27/15, due 03/02/15, repurchase price $20,001, collateralized by Corporate Notes and Bonds, 4.375% - 8.250%, due 06/01/19 - 09/17/44, with value $21,602.	20,000
150,000	Merrill Lynch PFS, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $150,007, collateralized by Corporate Notes and Bonds, 0.000% - 37.974%, due 09/01/17 - 08/20/60, with value $162,000.	150,000
50,000	Merrill Lynch PFS, Inc., 0.770%, dated 02/27/15, due 04/06/15, repurchase price $50,041, collateralized by Corporate Notes and Bonds, 0.000% - 6.879%, due 07/22/21 - 03/13/47, with value $54,000. (i)	50,000
75,000	Royal Bank of Canada, 0.400%, dated 02/27/15, due 03/04/15, repurchase price $75,004, collateralized by Corporate Notes and Bonds, 0.000% - 11.750%, due 05/01/16 - 01/01/49, with value $81,000.	75,000
25,000	Royal Bank of Canada, 0.400%, dated 02/27/15, due 03/06/15, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 0.995% - 11.250%, due 12/01/15 - 10/02/43, with value $27,000.	25,000
25,000	Royal Bank of Canada, 0.480%, dated 02/27/15, due 03/06/15, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 05/01/16 - 06/01/36, with value $27,000.	25,000
50,000	Royal Bank of Canada, 0.480%, dated 02/27/15, due 03/06/15, repurchase price $50,005, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 12/01/15 - 10/02/43, with value $54,000.	50,000

	Total Repurchase Agreements (Cost $1,110,000)	1,110,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — 22.2%
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
150,000	0.060%, 03/02/15	150,000
350,000	0.130%, 03/04/15	350,000
90,000	BNP Paribas, 0.120%, 03/03/15	90,000
65,000	China Construction Bank Corp., 0.200%, 03/04/15	65,000
125,000	Citibank N.A., 0.130%, 03/04/15	125,000
	Credit Agricole Corporate and Investment Bank,
329,903	0.060%, 03/02/15	329,903
100,000	0.060%, 03/02/15	100,000
125,000	0.130%, 03/04/15	125,000
	Credit Industriel et Commercial,
50,000	0.070%, 03/02/15	50,000
500,000	0.120%, 03/03/15	500,000
100,000	DBS Bank Ltd., 0.140%, 03/02/15	100,000
750,000	DNB Bank ASA, 0.050%, 03/02/15	750,000
85,000	ING Bank N.V., 0.140%, 03/03/15	85,000
500,000	KBC Bank N.V., 0.120%, 03/03/15	500,000
150,000	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 03/03/15	150,000
	Lloyds Bank plc,
225,000	0.060%, 03/02/15	225,000
133,000	0.140%, 03/03/15	133,000
350,000	Natixis S.A., 0.120%, 03/03/15	350,000
275,000	Nordea Bank Finland plc, 0.050%, 03/02/15	275,000

	Total Time Deposits (Cost $4,452,903)	4,452,903

U.S. Government Agency Securities — 0.4%
	Federal Home Loan Bank,
40,000	0.400%, 03/09/16 (m)	40,000
22,000	DN, 0.251%, 02/01/16 (m) (n)	21,948
24,000	DN, 0.251%, 02/08/16 (m) (n)	23,943

	Total U.S. Government Agency Securities (Cost $85,891)	85,891

U.S. Treasury Obligations — 3.8%
	U.S. Treasury Notes — 3.8%
50,000	0.250%, 07/15/15 (m)	50,018
21,000	0.250%, 12/15/15 (m)	20,999
129,500	0.375%, 01/15/16 (m)	129,604
288,000	0.375%, 03/15/16 (m)	288,279
118,000	2.000%, 01/31/16 (m)	119,943
21,000	2.125%, 12/31/15 (m)	21,326
55,000	2.125%, 02/29/16 (m)	56,032

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Notes — continued
20,000	2.625%, 02/29/16 (m)	20,468
56,000	4.500%, 02/15/16 (m)	58,301

	Total U.S. Treasury Obligations (Cost $764,970)	764,970

Weekly Demand Note — 0.1%
	New Jersey — 0.1%
12,000	Jets Stadium Development LLC, Series A-4A, LOC: Sumitomo Mitsui Banking, 0.100%, 03/09/15 (e) (Cost $12,000)	12,000

	Total Investments — 100.2% (Cost $20,130,743)*	20,130,743
	Liabilities in Excess of Other Assets — (0.2)%	(38,948)

	NET ASSETS — 100.0%	$20,091,795

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 62.3%
	Federal Farm Credit Bank — 3.4%
25,000	VAR, 0.114%, 03/20/15	24,999
62,000	VAR, 0.116%, 03/02/15 (m)	62,000
220,000	VAR, 0.131%, 03/02/15	219,999
75,000	VAR, 0.136%, 03/30/15 (m)	74,997
160,000	VAR, 0.141%, 03/30/15	159,992
190,000	VAR, 0.144%, 03/06/15	189,949
239,000	VAR, 0.151%, 03/24/15	239,000
265,000	VAR, 0.153%, 03/18/15	264,973
390,000	VAR, 0.154%, 03/20/15	390,000
50,000	VAR, 0.161%, 03/03/15 (m)	50,002
130,000	VAR, 0.168%, 03/29/15	129,966
125,000	VAR, 0.173%, 03/18/15 (m)	125,020
120,000	VAR, 0.173%, 03/19/15	119,935

		2,050,832

	Federal Home Loan Bank — 33.1%
250,000	0.070%, 04/22/15	249,993
250,000	0.070%, 04/22/15	249,994
355,000	0.070%, 04/23/15	354,989
250,000	0.070%, 04/24/15	249,994
250,000	0.090%, 04/10/15	249,997
220,000	0.120%, 08/13/15	219,959
174,000	0.125%, 04/10/15 (m)	173,996
70,000	0.125%, 04/14/15 (m)	69,999
250,000	0.130%, 04/14/15 (m)	249,996
155,000	0.180%, 07/16/15 (m)	154,993
79,000	0.190%, 09/01/15	78,995
242,000	0.200%, 07/17/15 (m)	242,000
105,000	0.200%, 08/12/15	104,994
200,000	0.200%, 08/17/15	200,000
220,000	0.250%, 01/22/16	219,964
274,000	0.310%, 01/06/16	274,000
265,000	0.335%, 03/01/16	265,000
250,000	0.355%, 03/07/16	250,000
50,000	0.375%, 08/28/15 (m)	50,047
229,000	0.400%, 03/09/16	229,000
340,000	DN, 0.060%, 05/01/15 (n)	339,919
464,000	DN, 0.070%, 04/10/15 (n)	463,964
505,000	DN, 0.077%, 04/15/15 (n)	504,952
2,836,920	DN, 0.083%, 03/13/15 (n)	2,836,841
1,650,000	DN, 0.084%, 04/01/15 (n)	1,649,881
510,000	DN, 0.086%, 04/22/15 (n)	509,937
150,000	DN, 0.087%, 03/27/15 (n)	149,991
400,000	DN, 0.095%, 04/24/15 (n)	399,943
3,392,000	DN, 0.100%, 04/08/15 (n)	3,391,642

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
400,000	DN, 0.100%, 05/06/15 (n)	399,927
545,000	DN, 0.105%, 04/17/15 (n)	544,925
675,000	DN, 0.133%, 03/18/15 (n)	674,957
1,600,000	DN, 0.150%, 07/15/15 (n)	1,599,093
250,000	DN, 0.241%, 01/22/16 (n)	249,455
100,000	DN, 0.251%, 02/05/16 (n)	99,763
100,000	DN, 0.291%, 02/09/16 (n)	99,722
388,000	VAR, 0.121%, 03/05/15 (m)	388,001
230,000	VAR, 0.124%, 03/05/15 (m)	229,969
117,000	VAR, 0.124%, 03/20/15 (m)	117,000
170,000	VAR, 0.129%, 03/17/15 (m)	169,979
250,000	VAR, 0.131%, 03/21/15	250,000
225,000	VAR, 0.131%, 03/22/15	225,000
220,000	VAR, 0.144%, 03/21/15	220,000
250,000	VAR, 0.162%, 03/15/15 (m)	249,989

		19,902,760

	Federal Home Loan Mortgage Corp. — 14.5%
472,000	0.300%, 07/08/15 (m)	472,244
50,120	DN, 0.070%, 03/09/15 (n)	50,119
935,000	DN, 0.070%, 04/22/15 (n)	934,905
100,000	DN, 0.070%, 04/23/15 (n)	99,990
1,000,000	DN, 0.090%, 04/10/15 (n)	999,900
465,000	DN, 0.095%, 04/24/15 (n)	464,934
675,000	DN, 0.099%, 04/06/15 (n)	674,933
910,000	DN, 0.100%, 03/20/15 (n)	909,952
100,000	DN, 0.100%, 05/06/15 (n)	99,982
575,000	DN, 0.100%, 05/07/15 (n)	574,893
130,000	DN, 0.100%, 05/18/15 (n)	129,972
500,000	DN, 0.110%, 04/09/15 (n)	499,940
100,000	DN, 0.110%, 07/23/15 (n)	99,956
500,000	DN, 0.120%, 05/28/15 (n)	499,853
150,000	DN, 0.148%, 06/15/15 (n)	149,934
100,000	DN, 0.200%, 11/12/15 (n)	99,858
100,000	DN, 0.200%, 11/30/15 (n)	99,848
222,223	DN, 0.241%, 12/07/15 (n)	221,807
250,000	VAR, 0.152%, 03/15/15	249,950
465,000	VAR, 0.152%, 03/16/15 (m)	464,941
369,000	VAR, 0.161%, 03/25/15 (m)	369,000
250,000	VAR, 0.162%, 03/26/15 (m)	250,029
275,000	VAR, 0.169%, 03/21/15	274,961

		8,691,901

	Federal National Mortgage Association — 11.3%
47,165	0.375%, 03/16/15 (m)	47,171

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
199,000	0.500%, 07/02/15 (m)	199,233
400,000	DN, 0.080%, 04/15/15 (n)	399,960
165,000	DN, 0.087%, 03/03/15 (n)	164,999
845,000	DN, 0.090%, 04/01/15 (n)	844,935
500,000	DN, 0.090%, 04/02/15 (n)	499,960
500,000	DN, 0.090%, 04/06/15 (n)	499,955
100,000	DN, 0.090%, 04/27/15 (n)	99,986
1,840,000	DN, 0.093%, 03/02/15 (n)	1,839,995
110,000	DN, 0.100%, 07/10/15 (n)	109,960
176,700	DN, 0.105%, 07/01/15 (n)	176,637
150,000	DN, 0.140%, 06/10/15 (n)	149,941
100,000	DN, 0.140%, 07/08/15 (n)	99,950
450,000	DN, 0.160%, 08/03/15 (n)	449,690
180,000	DN, 0.160%, 08/04/15 (n)	179,875
250,000	DN, 0.180%, 09/01/15 (n)	249,770
250,000	VAR, 0.141%, 03/05/15 (m)	250,011
270,500	VAR, 0.164%, 03/21/15 (m)	270,553
275,000	VAR, 0.187%, 03/26/15	274,947

		6,807,528

	Total U.S. Government Agency Securities (Cost $37,453,021)	37,453,021

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bond — 0.4%
250,000	10.625%, 08/15/15 (m)	261,956

	U.S. Treasury Bill — 0.2%
100,000	0.113%, 09/17/15 (n)	99,938

	U.S. Treasury Notes — 0.4%
150,000	0.250%, 08/15/15 (m)	150,102
100,000	VAR, 0.073%, 03/02/15	99,904

		250,006

	Total U.S. Treasury Obligations (Cost $611,900)	611,900

Repurchase Agreements — 35.0%
1,400,000	Agency Joint Trading Account I, J.P. Morgan Investment Management, Inc., as agent, 0.089%, due 03/02/15, repurchase price $1,400,010. [1]	1,400,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	BNP Paribas Securities Corp., 0.080%, dated 02/27/15, due 04/04/15, repurchase price $500,040, collateralized by Federal National Mortgage Association, 0.668% - 5.500%, due 01/01/17 - 02/01/44, Federal Home Loan Mortgage Corporation, 0.522% - 4.500%, due 12/01/31 - 09/01/44, Government National Mortgage Association, 0.688% - 6.000%, due 02/20/33 - 12/20/44 and U.S. Treasury Securities, 0.000%, due 02/15/40, with a value of $510,928. (i)	500,000
295,283	Citigroup Global Markets, Inc., 0.080%, dated 02/27/15, due 03/02/15, repurchase price $295,285, collateralized by U.S. Treasury Securities, 0.125% - 5.250%, due 07/15/24 - 11/15/28, with a value of $301,189.	295,283
100,000	Credit Agricole Corporate and Investment Bank, 0.060%, dated 02/27/15, due 03/02/15, repurchase price $100,001, collateralized by Federal National Mortgage Association, 1.120% - 7.000%, due 04/01/18 - 02/01/45 and Federal Home Loan Mortgage Corporation, 1.495% - 6.075%, due 01/01/27 - 12/01/44, with a value of $102,000.	100,000
1,700,000	Federal Reserve Bank of New York, 0.050%, dated 02/27/15, due 03/02/15, repurchase price $1,700,007, collateralized by U.S. Treasury Securities, 1.500% - 4.250%, due 02/29/16 - 11/15/40, with a value of $1,700,007.	1,700,000
9,000,000	Federal Reserve Bank of New York, 0.050%, dated 02/27/15, due 03/02/15, repurchase price $9,000,038, collateralized by U.S. Treasury Securities, 1.500% - 4.250%, due 02/29/16 - 11/15/40, with a value of $9,000,038.	9,000,000
6,676,000	Federal Reserve Bank of New York, 0.060%, dated 02/27/15, due 03/05/15, repurchase price $6,676,067, collateralized by U.S. Treasury Securities, 1.500% - 4.625%, due 02/28/18 - 08/15/41, with a value of $6,676,045.	6,676,000
200,000	HSBC Securities USA, Inc., 0.080%, dated 02/27/15, due 03/02/15, repurchase price $200,001, collateralized by Federal National Mortgage Association, 2.325% - 5.153%, due 07/01/18 - 11/01/44 and Federal Home Loan Mortgage Corporation, 0.500% - 0.625%, due 11/20/15 - 11/23/16, with a value of $204,002.	200,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
76,474	Merrill Lynch PFS, Inc., 0.060%, dated 02/27/15, due 03/02/15, repurchase price $76,474, collateralized by U.S. Treasury Securities, 0.000%, due 05/15/34 - 05/15/44, with a value of $78,003.	76,474
475,000	Merrill Lynch PFS, Inc., 0.080%, dated 02/27/15, due 03/02/15, repurchase price $475,003, collateralized by Federal National Mortgage Association, 2.180% - 6.500%, due 10/01/20 - 02/01/45, Federal Home Loan Mortgage Corporation, 2.445% - 5.500%, due 11/15/25 - 04/15/53 and Government National Mortgage Association, 0.000% - 4.000%, due 01/20/45 - 02/20/65, with a value of $486,176.	475,000
600,000	Societe Generale S.A., 0.060%, dated 02/27/15, due 03/03/15, repurchase price $600,004, collateralized by Government National Mortgage Association, 3.000% - 5.500%, due 12/20/29 - 10/20/44, with a value of $612,000.	600,000

	Total Repurchase Agreements (Cost $21,022,757)	21,022,757

	Total Investments — 98.3% (Cost $59,087,678)*	59,087,678
	Other Assets in Excess of Liabilities — 1.7%	993,780

	NET ASSETS — 100.0%	$60,081,458

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 40.3%
	U.S. Treasury Notes — 40.3%
225,000	0.073%, 03/02/15	224,783
150,000	0.089%, 03/02/15	150,004
700,000	0.125%, 04/30/15	700,065
118,000	0.250%, 03/31/15	118,016
700,000	0.250%, 05/31/15	700,293
250,000	0.250%, 07/15/15	250,087
277,000	0.250%, 07/31/15	277,150
100,000	0.250%, 09/15/15	100,084
100,000	0.250%, 09/30/15	100,061
175,000	0.250%, 11/30/15	175,109
50,000	0.250%, 12/15/15	49,999
289,000	0.375%, 03/15/15	289,033
500,000	0.375%, 04/15/15	500,188
150,000	0.375%, 06/15/15	150,115
250,000	0.375%, 06/30/15	250,228
90,000	0.375%, 08/31/15	90,113
150,000	0.375%, 03/15/16	150,151
150,000	1.375%, 11/30/15	151,323
75,000	1.750%, 07/31/15	75,535
276,000	2.125%, 05/31/15 (m)	277,408
250,000	2.500%, 03/31/15 (m)	250,500
250,000	2.500%, 04/30/15 (m)	251,000
213,000	4.125%, 05/15/15 (m)	214,777
125,000	4.500%, 02/15/16 (m)	130,137

	Total U.S. Treasury Obligations (Cost $5,626,159)	5,626,159

Repurchase Agreements — 57.3%
200,000	Bank of Nova Scotia, 0.060%, dated 02/27/15, due 03/02/15, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 2.750%, due 03/05/15 - 02/15/45, with a value of $204,000.	200,000
400,000	Treasury Joint Trading Account I, J.P. Morgan Investment Management, Inc., as agent, 0.060%, due 03/02/15, repurchase price $400,002. [2]	400,000
200,000	Credit Agricole Corporate and Investment Bank, 0.060%, dated 02/27/15, due 03/02/15, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.500%, due 04/15/15, with a value of $204,000.	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,800,000	Federal Reserve Bank of New York, 0.050%, dated 02/27/15, due 03/02/15, repurchase price $2,800,012, collateralized by U.S. Treasury Securities, 1.500% - 4.750%, due 08/31/18 - 08/15/41, with a value of $2,800,012.	2,800,000
891,000	Federal Reserve Bank of New York, 0.060%, dated 02/27/15, due 03/05/15, repurchase price $891,009, collateralized by U.S. Treasury Securities, 1.625% - 4.625%, due 02/28/18 - 08/15/41, with a value of $891,006.	891,000
750,000	Goldman Sachs & Co., 0.050%, dated 02/27/15, due 03/05/15, repurchase price $750,006, collateralized by U.S. Treasury Securities, 0.000% - 9.000%, due 02/28/15 - 08/15/44, with a value of $765,000.	750,000
200,000	Goldman Sachs & Co., 0.050%, dated 02/27/15, due 03/04/15, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 03/31/15 - 02/15/44, with a value of $204,000.	200,000
800,000	HSBC Securities USA, Inc., 0.040%, dated 02/27/15, due 03/04/15, repurchase price $800,004, collateralized by U.S. Treasury Securities, 1.000% - 2.500%, due 09/15/17 - 08/15/23, with a value of $816,000.	800,000
250,000	HSBC Securities USA, Inc., 0.050%, dated 02/27/15, due 03/02/15, repurchase price $250,001, collateralized by U.S. Treasury Securities, 3.125% - 4.750%, due 05/15/19 - 02/15/37, with a value of $255,006.	250,000
250,000	JPMorgan Securities LLC, 0.070%, dated 02/27/15, due 03/02/15, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.625% - 2.750%, due 12/31/16 - 11/30/19, with a value of $255,003.	250,000
100,000	Merrill Lynch PFS, Inc., 0.060%, dated 02/27/15, due 03/02/15, repurchase price $100,001, collateralized by U.S. Treasury Securities, 0.000%, due 02/15/28 - 02/15/33, with a value of $102,000.	100,000
500,000	Societe Generale S.A., 0.050%, dated 02/27/15, due 03/05/15, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 2.750%, due 04/09/15 - 08/15/44, with a value of $510,000.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
500,000	Societe Generale S.A., 0.050%, dated 02/27/15, due 03/04/15, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 05/31/15 - 08/15/41, with a value of $510,000.	500,000
150,000	Societe Generale S.A., 0.070%, dated 02/27/15, due 03/02/15, repurchase price $150,001, collateralized by U.S. Treasury Securities, 0.750% - 1.750%, due 02/28/18 - 05/15/23, with a value of $153,000.	150,000

	Total Repurchase Agreements (Cost $7,991,000)	7,991,000

	Total Investments — 97.6% (Cost $13,617,159)*	13,617,159
	Other Assets in Excess of Liabilities — 2.4%	341,620

	NET ASSETS — 100.0%	$13,958,779

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 83.7%
	Federal Farm Credit Bank — 12.8%
9,000	0.200%, 08/14/15	8,999
20,306	0.500%, 06/23/15 (m)	20,327
6,000	DN, 0.060%, 03/18/15 (n)	6,000
25,000	DN, 0.090%, 05/07/15 (n)	24,996
50,000	DN, 0.100%, 05/26/15 (n)	49,988
25,000	DN, 0.120%, 06/04/15 (n)	24,992
20,685	DN, 0.120%, 07/10/15 (n)	20,676
25,000	DN, 0.160%, 07/02/15 (n)	24,986
21,500	DN, 0.170%, 08/06/15 (n)	21,484
75,000	VAR, 0.116%, 03/02/15	75,000
25,000	VAR, 0.131%, 03/02/15	25,000
20,000	VAR, 0.136%, 03/30/15	19,999
40,000	VAR, 0.141%, 03/30/15	39,998
45,000	VAR, 0.144%, 03/06/15	44,988
50,000	VAR, 0.151%, 03/24/15	50,000
35,000	VAR, 0.154%, 03/20/15	35,000
25,000	VAR, 0.161%, 03/03/15	25,001
24,000	VAR, 0.168%, 03/29/15	23,994
25,000	VAR, 0.173%, 03/18/15	25,004

		566,432

	Federal Home Loan Bank — 70.9%
21,000	0.180%, 07/16/15	20,999
30,000	0.190%, 09/01/15	29,998
20,000	0.200%, 07/17/15	20,000
20,000	0.200%, 08/12/15	19,999
20,000	0.310%, 01/06/16	20,000
64,812	DN, 0.038%, 03/11/15 (n)	64,811
408,000	DN, 0.040%, 03/25/15 (n)	407,989
217,860	DN, 0.046%, 03/06/15 (n)	217,859
172,105	DN, 0.046%, 03/18/15 (n)	172,101
250,000	DN, 0.059%, 03/27/15 (n)	249,989
135,000	DN, 0.060%, 05/01/15 (n)	134,986
224,465	DN, 0.062%, 03/04/15 (n)	224,464
275,000	DN, 0.065%, 03/20/15 (n)	274,991
129,800	DN, 0.067%, 04/17/15 (n)	129,789
145,000	DN, 0.072%, 04/22/15 (n)	144,985
125,000	DN, 0.079%, 04/15/15 (n)	124,988
115,000	DN, 0.084%, 04/01/15 (n)	114,992

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Federal Home Loan Bank — continued
75,000	DN, 0.095%, 04/24/15 (n)	74,989
225,000	DN, 0.100%, 04/08/15 (n)	224,976
235,000	DN, 0.115%, 03/13/15 (n)	234,991
40,325	DN, 0.120%, 05/20/15 (n)	40,314
43,000	DN, 0.150%, 07/15/15 (n)	42,976
20,000	VAR, 0.121%, 03/05/15	20,000
45,000	VAR, 0.124%, 03/05/15	44,994
14,000	VAR, 0.129%, 03/17/15	13,998
35,000	VAR, 0.131%, 03/21/15	35,000
25,000	VAR, 0.162%, 03/15/15	24,999

		3,130,177

	Total U.S. Government Agency Securities (Cost $3,696,609)	3,696,609

U.S. Treasury Obligations — 12.0%
	U.S. Treasury Bills — 5.6% (n)
75,000	0.011%, 04/30/15	74,999
25,000	0.016%, 05/28/15	24,999
50,000	0.113%, 09/17/15	49,969
95,000	0.122%, 07/09/15	94,958

		244,925

	U.S. Treasury Notes — 6.4%
100,000	0.250%, 08/15/15 (m)	100,068
25,000	0.375%, 08/31/15	25,026
32,000	0.375%, 01/15/16 (m)	32,013
100,000	1.750%, 07/31/15 (m)	100,714
25,000	2.125%, 05/31/15 (m)	25,126

		282,947

	Total U.S. Treasury Obligations (Cost $527,872)	527,872

	Total Investments — 95.7% (Cost $4,224,481)*	4,224,481
	Other Assets in Excess of Liabilities — 4.3%	189,577

	NET ASSETS — 100.0%	$4,414,058

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.8%
	U.S. Treasury Bills — 71.5% (n)
950,000	0.011%, 03/12/15	949,997
2,000,000	0.012%, 05/21/15	1,999,946
1,500,000	0.016%, 05/28/15	1,499,944
1,500,000	0.017%, 05/07/15	1,499,953
1,863,693	0.025%, 03/05/15	1,863,688
1,100,000	0.026%, 04/16/15	1,099,963
750,000	0.026%, 04/23/15	749,972
1,500,000	0.026%, 05/14/15	1,499,920
2,002,664	0.028%, 03/26/15	2,002,615
650,000	0.028%, 04/30/15	649,970
1,000,000	0.031%, 03/19/15	999,985
1,000,000	0.042%, 04/02/15	999,963
500,000	0.121%, 07/09/15	499,782
490,000	0.132%, 07/02/15	489,779

		16,805,477

	U.S. Treasury Notes — 28.3%
750,000	0.073%, 03/02/15	749,450
250,000	0.089%, 03/02/15	250,003
350,000	0.104%, 03/02/15	349,959
465,000	0.125%, 04/30/15	465,068
1,083,000	0.250%, 03/31/15	1,083,171
810,000	0.375%, 03/15/15	810,109
400,000	0.375%, 04/15/15	400,153
290,000	0.375%, 06/30/15	290,315
150,000	0.375%, 08/31/15	150,158
200,000	1.375%, 11/30/15	201,764
635,000	1.750%, 07/31/15	639,407
967,000	2.125%, 05/31/15	971,980
300,000	2.500%, 03/31/15	300,609

		6,662,146

	Total U.S. Treasury Obligations (Cost $23,467,623)	23,467,623

	Total Investments — 99.8% (Cost $23,467,623)*	23,467,623
	Other Assets in Excess of Liabilities — 0.2%	36,063

	NET ASSETS — 100.0%	$23,503,686

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 94.8%
	Alabama — 0.2%
25,500	City of Columbia, Industrial Development Board, PCR, Alabama Power Co. Project, Series A, Rev., VRDO, 0.010%, 03/02/15	25,500
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.020%, 03/09/15	15,000
575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.010%, 03/02/15 (m)	575

		41,075

	Alaska — 1.4%
	Alaska Housing Finance Corp., Governmental Purpose,
41,060	Series A, Rev., VRDO, 0.010%, 03/09/15	41,060
33,405	Series B, Rev., VRDO, 0.010%, 03/09/15	33,405
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.010%, 03/09/15	12,300
	Alaska Housing Finance Corp., Home Mortgage,
30,880	Series A, Rev., VRDO, 0.010%, 03/09/15	30,880
80,880	Series B, Rev., VRDO, 0.010%, 03/09/15	80,880
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
22,300	Rev., VRDO, 0.010%, 03/02/15 (m)	22,300
17,790	Series A, Rev., VRDO, 0.010%, 03/02/15 (m)	17,790
12,750	Series B, Rev., VRDO, 0.010%, 03/02/15 (m)	12,750
30,865	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 03/02/15 (m)	30,865

		282,230

	Arizona — 1.6%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	15,600
32,500	City of Phoenix, Civic Improvement Corp., Series A-1, 0.100%, 03/02/15 (m)	32,500
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/09/15	7,160
	Phoenix City IDA, Health Care Facilities, Mayo Clinic,
82,300	Series A, Rev., VRDO, 0.010%, 03/02/15	82,300
70,600	Series B, Rev., VRDO, 0.010%, 03/02/15	70,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — continued
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.020%, 03/09/15 (m)	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/09/15	21,700
40,350	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	40,350

		314,510

	California — 11.2%
26,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.020%, 03/09/15	26,980
784	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15 (e)	784
665	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.010%, 03/02/15 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	2,400
22,800	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.010%, 03/09/15	22,800
13,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	13,800
17,930	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/09/15	17,930
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/09/15	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 03/09/15	30,000
1,320	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/09/15 (m)	1,320

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
16,600	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/02/15	16,600
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/02/15	750
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	2,870
	California Statewide Communities Development Authority,
27,000	Series 09-D, 0.140%, 10/08/15 (m)	27,000
45,000	Series 9B-1, 0.140%, 08/03/15 (m)	45,000
35,000	Series B-5, 0.130%, 10/01/15 (m)	35,000
82,650	Series J, Rev., VRDO, 0.010%, 03/09/15	82,650
4,785	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.020%, 03/09/15	4,785
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.010%, 03/09/15	39,100
60,300	Series B, Rev., VRDO, 0.010%, 03/09/15 (m)	60,300
73,900	Series C-1, Rev., VRDO, 0.010%, 03/09/15	73,900
21,900	Series C-2, Rev., VRDO, 0.010%, 03/09/15	21,900
46,100	Series C-3, Rev., VRDO, 0.010%, 03/09/15	46,100
81,880	Series E, Rev., VRDO, 0.010%, 03/09/15	81,880
69,700	Series L, Rev., VRDO, 0.010%, 03/09/15	69,700
133,850	Series M, Rev., VRDO, 0.010%, 03/09/15	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/09/15	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	8,700
900	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15 (p)	900
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/02/15 (m)	1,050
1,454	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/02/15 (e)	1,454
35,000	City of Los Angeles, GO, TRAN, 1.500%, 06/25/15	35,154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
12,830	City of Los Angeles, Wastewater System, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.040%, 03/09/15 (e)	12,830
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.010%, 03/09/15	5,350
	Deutsche Bank Spears/Lifers Trust, Various States,
44,270	Series DB-287, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 03/09/15 (e)	44,270
39,455	Series DB-294, Rev., VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	39,455
9,335	Series DB-318, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.150%, 03/09/15 (e)	9,335
12,915	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	12,915
40,860	Series DB-332, GO, VAR, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	40,860
16,600	Series DB-362, GO, VAR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	16,600
14,750	Series DB-363, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	14,750
43,770	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	43,770
25,670	Series DB-382, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	25,670
12,750	Series DB-416, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	12,750
12,830	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.100%, 03/09/15 (e)	12,830

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
19,825	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 03/09/15 (e)	19,825
22,540	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.100%, 03/09/15 (e)	22,540
15,490	Series DB-432, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	15,490
14,305	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	14,305
14,303	Series DB-657, GO, VAR, AGC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	14,303
33,150	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	33,150
	Eastern Municipal Water District, Water and Waste Water,
3,200	Series B, Rev., VRDO, 0.010%, 03/02/15	3,200
47,565	Series C, Rev., VRDO, 0.010%, 03/09/15	47,565
3,670	Irvine Ranch Water District, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	3,670
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS,
200	GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 03/02/15	200
1,800	GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/02/15	1,800
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	1,100
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.050%, 03/09/15 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.020%, 03/09/15 (e)	11,820
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.010%, 03/09/15 (m)	27,400
45,000	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/09/15	45,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.010%, 03/09/15	52,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	Los Angeles Department of Water & Power, Waterworks,
12,600	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/02/15 (m)	12,600
9,200	Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/09/15	9,200
800	Series ROCS RR II R-12322, Rev., VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 03/02/15 (e)	800
32,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	32,115
	Metropolitan Water District of Southern California,
7,695	Series A-2, Rev., VRDO, 0.010%, 03/09/15	7,695
46,900	Series B-4, Rev., VRDO, 0.010%, 03/09/15 (m)	46,900
17,925	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.010%, 03/09/15	17,925
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.030%, 03/09/15 (e)	5,000
59,160	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	59,160
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.040%, 03/09/15 (e)	18,000
4,775	San Francisco Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/09/15	4,775
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	17,000
5,270	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	5,270
366,250	State of California, Rev., RAN, 1.500%, 06/22/15	367,810
	State of California, Kindergarten,
4,150	Series A4, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/02/15	4,150
20,900	Series A6, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/09/15	20,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
13,650	Series B3, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/02/15	13,650
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.030%, 03/09/15	33,000

		2,268,825

	Colorado — 1.7%
	City of Colorado Springs, Utilities System Improvement,
11,100	Series A, Rev., VRDO, 0.010%, 03/09/15	11,100
44,555	Series A, Rev., VRDO, 0.020%, 03/09/15	44,555
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.100%, 03/09/15 (m)	1,000
50,100	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.020%, 03/09/15	50,100
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	10,300
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.020%, 03/09/15	1,755
11,530	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/09/15	11,530
	Colorado Housing & Finance Authority, Single Family Mortgage,
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.030%, 03/09/15	50,000
2,665	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.020%, 03/09/15	2,665
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.010%, 03/09/15 (m)	15,010
45,000	State of Colorado, General Fund, Series A, Rev., TRAN, 2.000%, 06/26/15	45,271
	University of Colorado Hospital Authority,
57,660	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	57,660
18,695	Series B, Rev., VRDO, 0.100%, 03/09/15 (i)	18,695
25,220	Series C, Rev., VRDO, 0.100%, 03/09/15 (i)	25,220

		344,861

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, 0.030%, 03/09/15	39,200
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
21,200	Series C, Subseries C-1, Rev., VRDO, 0.020%, 03/09/15	21,200
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.020%, 03/09/15	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.030%, 03/09/15	21,935

		117,335

	Delaware — 0.5%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.010%, 03/09/15	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.020%, 03/09/15	8,525
33,490	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 03/09/15	33,490
20,265	University of Delaware, Series B, Rev., VRDO, 0.020%, 03/02/15	20,265

		104,235

	District of Columbia — 0.7%
	District of Columbia,
25,000	GO, TRAN, 1.500%, 09/30/15	25,199
7,755	Series 2014-0004, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	7,755
1,850	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/09/15 (m)	1,850
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.050%, 03/09/15 (m)	7,500
2,558	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 03/09/15 (m)	2,558
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/09/15	12,125

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — continued
23,279	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 03/09/15	23,279
	Metropolitan Washington Airports Authority,
33,820	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.020%, 03/09/15	33,820
19,200	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	19,200

		133,286

	Florida — 2.3%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 03/09/15	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 03/09/15 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 03/09/15 (e)	14,900
11,935	County of Miami-Dade, Aviation, EAGLE, Series 2014-0002, Class A, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, 0.050%, 03/09/15 (e)	11,935
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	31,915
38,145	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	38,145
19,285	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 03/09/15	19,285
34,900	Gainesville Utility Systems, Series C, 0.140%, 03/03/15 (m)	34,900
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
43,165	Series I-1, Rev., VRDO, 0.020%, 03/09/15	43,165
18,300	Series I-4, Rev., VRDO, 0.020%, 03/09/15	18,300
27,600	JEA, Electric System, Series B-3, Rev., VRDO, 0.020%, 03/09/15	27,600
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	8,000
32,900	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.010%, 03/02/15	32,900
12,610	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	12,610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
29,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.020%, 03/09/15	29,900
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.020%, 03/09/15 (e)	22,285
5,960	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	5,960
21,450	Pinellas County Health Facilities Authority, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	21,450
70,975	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	70,975
	South Florida Water Management District,
415	Series 2014-0033, Class A, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.040%, 03/09/15 (e)	415
675	Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 03/02/15 (e)	675

		473,040

	Georgia — 1.7%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.070%, 03/02/15	65,000
7,760	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15 (m)	7,760
10,245	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15 (m)	10,245
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/09/15	10,735
105,735	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.060%, 03/09/15	105,735
	Eclipse Funding Trust, Solar Eclipse, Various States,
11,400	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	11,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — continued
15,075	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	15,075
21,660	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/09/15	21,660
3,090	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 03/09/15	3,090
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.020%, 03/09/15	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 — Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	400
	Private Colleges & Universities Authority, Emory University,
24,375	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/09/15	24,375
43,295	Series C-1, Rev., VRDO, 0.010%, 03/09/15	43,295
22,000	Series C-5, Rev., VRDO, 0.010%, 03/09/15	22,000

		346,710

	Idaho — 0.1%
11,200	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/09/15	11,200
7,765	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.020%, 03/09/15	7,765

		18,965

	Illinois — 4.3%
59,880	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	59,880
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.020%, 03/09/15	140,600
10,075	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.020%, 03/02/15	10,075
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.030%, 03/09/15 (m)	4,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
10,700	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	10,700
1,240	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.140%, 03/09/15 (m)	1,240
3,615	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.020%, 03/02/15 (m)	3,615
9,620	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	9,620
	Deutsche Bank Spears/Lifers Trust, Various States,
27,015	Series DB-288, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	27,015
11,435	Series DB-307, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	11,435
25,060	Series DB-365, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	25,060
10,725	Series DB-368, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	10,725
18,310	Series DB-393, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	18,310
10,235	Series DB-410, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	10,235
60,560	Series DB-476, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	60,560
23,293	Series DBE-653, GO, VAR, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	23,293
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.045%, 03/09/15 (m)	10,000
2,800	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/09/15 (m)	2,800
40,500	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	40,500

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
21,300	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.020%, 03/09/15	21,300
44,480	Illinois Finance Authority, Evanston Hospital Corp., Rev., VRDO, 0.010%, 03/09/15	44,480
10,395	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.010%, 03/02/15	10,395
	Illinois Finance Authority, Northwestern Memorial Hospital,
39,730	Series A-2, Rev., VRDO, 0.010%, 03/09/15	39,730
27,535	Series A-4, Rev., VRDO, 0.010%, 03/09/15	27,535
	Illinois Finance Authority, University of Chicago,
78,080	Rev., VRDO, 0.010%, 03/09/15	78,080
23,853	Series B, Rev., VRDO, 0.020%, 03/09/15	23,853
	Illinois Finance Authority, University of Chicago Medical Center,
14,320	Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	14,320
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	1,340
7,500	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.020%, 03/09/15	7,500
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 03/09/15	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/09/15	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.020%, 03/09/15	21,200
3,500	Joliet Regional Port District, Marine Terminal, Exxon Project, Series 1989, Rev., VRDO, 0.010%, 03/02/15	3,500
7,395	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.030%, 03/09/15 (e)	7,395

		861,991

	Indiana — 2.2%
31,020	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 03/09/15 (e)	31,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana— continued
	Indiana Health Facility Financing Authority, Ascension Health,
37,600	Series A-2, Rev., VRDO, 0.020%, 03/09/15	37,600
54,780	Series E-6, Rev., VRDO, 0.020%, 03/09/15	54,780
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.010%, 03/09/15	35,275
12,730	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/02/15	12,730
	Indiana State Finance Authority, Lease Appropriation,
26,300	Series A-2, Rev., VRDO, 0.020%, 03/02/15	26,300
28,800	Series A-3, Rev., VRDO, 0.020%, 03/02/15	28,800
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/09/15	36,000
	Indiana State Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/09/15	69,335
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	88,040
30,425	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	30,425

		450,305

	Iowa — 0.4%
31,940	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/02/15	31,940
8,090	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.050%, 03/09/15	8,090
	Iowa Higher Education Loan Authority, St. Ambrose University Project,
11,750	Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	11,750
20,000	Rev., VRDO, LOC: Northern Trust Co., 0.020%, 03/02/15	20,000

		71,780

	Kansas — 0.4%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.010%, 03/09/15	30,315

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kansas — continued
14,000	Kansas State Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/02/15	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/02/15	19,720
17,690	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/02/15	17,690

		81,725

	Kentucky — 1.4%
5,240	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/09/15 (m)	5,240
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/09/15	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/09/15	8,000
69,955	Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series B-3, Rev., VRDO, LOC: Branch Banking & Trust, 0.010%, 03/09/15	69,955
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, 0.040%, 03/09/15	21,000
150,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/24/15	151,888

		286,083

	Louisiana — 0.8%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
88,650	Series A, Rev., VRDO, 0.010%, 03/02/15	88,650
8,200	Series B, Rev., VRDO, 0.010%, 03/02/15	8,200
	East Baton Rouge Parish, PCR, Exxon Project,
8,945	Rev., VRDO, 0.010%, 03/02/15	8,945
10,200	Rev., VRDO, 0.010%, 03/02/15 (m)	10,200
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/09/15 (e)	19,760

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — continued
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/09/15 (e)	7,240

		152,995

	Maryland — 1.4%
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.020%, 03/09/15	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/09/15	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.030%, 03/09/15	46,690
58,800	Series J, Rev., VRDO, AMT, 0.020%, 03/09/15	58,800
50,390	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.010%, 03/09/15	50,390
36,110	Maryland Health & Higher Educational Facilities Authority, Series B, 0.060%, 05/01/15 (m)	36,110
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.010%, 03/09/15	16,100
4,644	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/09/15 (m)	4,644
6,750	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/02/15	6,750

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
32,635	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.020%, 03/09/15	32,635
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.040%, 03/09/15	2,000

		287,419

	Massachusetts — 2.2%
128,175	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.010%, 03/02/15 (m)	128,175
33,090	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.010%, 03/09/15	33,090
	Massachusetts School Building Authority, Subordinated Dedicated Sales Tax,
35,000	Series A, Rev., BAN, 1.500%, 07/16/15	35,180
50,000	Series A, Rev., BAN, 5.000%, 07/16/15	50,917
2,500	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.090%, 03/09/15	2,500
16,000	Massachusetts State Development Finance Agency, Partners HealthCare System Issue, Series M-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	16,000
10,600	Massachusetts State Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., VAR, 0.020%, 03/02/15 (e)	10,600
	Massachusetts State Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.010%, 03/09/15	24,200
7,300	Series J-2, Rev., VRDO, 0.010%, 03/02/15	7,300
7,150	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	7,150
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
26,875	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/09/15 (m)	26,875
3,800	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/09/15	3,800
35,000	Massachusetts State Health & Educational Facilities Authority, Children Hospital, Series N-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	35,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — continued
51,150	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 03/02/15	51,150
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.020%, 03/09/15	22,000

		453,937

	Michigan — 1.4%
295	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	295
21,600	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.010%, 03/09/15	21,600
15,530	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.030%, 03/09/15	15,530
58,465	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, 0.030%, 03/09/15	58,465
13,300	Michigan State Housing Development Authority, Single-Family Mortgage, Series D-1, Rev., VRDO, AMT, 0.030%, 03/09/15	13,300
	University of Michigan,
41,650	Series A, Rev., VRDO, 0.010%, 03/02/15	41,650
70,625	Series B, Rev., VRDO, 0.010%, 03/09/15	70,625
55,315	Series D-1, Rev., VRDO, 0.010%, 03/02/15	55,315

		276,780

	Minnesota — 2.9%
11,870	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 03/09/15	11,870
18,600	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.010%, 03/09/15	18,600
5,890	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	5,890
	Eclipse Funding Trust, Solar Eclipse, Various States,
8,040	Series 2006-0043, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	8,040
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	9,490

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
13,665	Series 2006-0096, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	13,665
8,460	Series 2006-0135, GO, VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	8,460
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	19,970
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	30,515
29,535	Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	29,535
9,765	Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	9,765
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	20,495
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/02/15 (e)	19,285
11,715	Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15	11,715
17,660	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15	17,660
9,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	9,200
37,785	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	37,785
	Minnesota Housing Finance Agency, Residential Housing Finance,
5,560	Series B, Rev., VRDO, AMT, 0.040%, 03/09/15 (m)	5,560
19,760	Series C, Rev., VRDO, AMT, 0.010%, 03/09/15	19,760
20,000	Series C, Rev., VRDO, AMT, 0.040%, 03/09/15	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — continued
12,230	Series G, Rev., VRDO, AMT, 0.040%, 03/09/15	12,230
8,710	Series J, Rev., VRDO, AMT, 0.040%, 03/09/15	8,710
13,975	Series S, Rev., VRDO, AMT, 0.010%, 03/09/15	13,975
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
17,000	Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 03/09/15	17,000
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	35,000
72,800	Series B, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.020%, 03/09/15	72,800
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
55,000	Series A, Rev., VRDO, 0.010%, 03/09/15	55,000
21,700	Series C, Rev., VRDO, 0.010%, 03/09/15	21,700

		594,020

	Mississippi — 2.5%
23,755	County of Jackson, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/02/15 (m)	23,755
14,490	County of Jackson, Port Facility, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/02/15	14,490
24,500	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A. Inc. Project, Series B, Rev., VRDO, 0.010%, 03/02/15	24,500
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
29,500	Series A, Rev., VRDO, 0.010%, 03/02/15	29,500
17,595	Series A, Rev., VRDO, 0.010%, 03/02/15	17,595
30,400	Series A, Rev., VRDO, 0.020%, 03/09/15	30,400
18,400	Series B, Rev., VRDO, 0.010%, 03/02/15	18,400
2,165	Series C, Rev., VRDO, 0.010%, 03/02/15	2,165
14,820	Series C, Rev., VRDO, 0.010%, 03/02/15	14,820
14,000	Series D, Rev., VRDO, 0.010%, 03/02/15	14,000
9,000	Series D, Rev., VRDO, 0.010%, 03/02/15	9,000
11,340	Series D, Rev., VRDO, 0.010%, 03/02/15	11,340
40,000	Series D, Rev., VRDO, 0.010%, 03/09/15	40,000
30,000	Series E, Rev., VRDO, 0.010%, 03/09/15	30,000
16,690	Series F, Rev., VRDO, 0.010%, 03/02/15	16,690
8,050	Series F, Rev., VRDO, 0.010%, 03/09/15	8,050
25,600	Series F, Rev., VRDO, 0.010%, 03/02/15	25,600

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — continued
52,975	Series G, Rev., VRDO, 0.010%, 03/02/15	52,975
21,280	Series G, Rev., VRDO, 0.010%, 03/02/15	21,280
7,300	Series G, Rev., VRDO, 0.010%, 03/02/15	7,300
33,400	Series H, Rev., VRDO, 0.010%, 03/02/15	33,400
30,200	Series J, Rev., VRDO, 0.010%, 03/02/15	30,200
8,950	Series L, Rev., VRDO, 0.010%, 03/02/15	8,950
12,220	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.020%, 03/09/15	12,220

		496,630

	Missouri — 1.7%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/09/15	59,075
25,000	Health & Educational Facilities Authority, Series D, 0.080%, 05/05/15 (m)	25,000
950	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 03/09/15 (m)	950
	Missouri Development Finance Board,
31,867	Series 05-A, 0.060%, 03/19/15 (m)	31,867
22,913	Series 06-A, 0.060%, 03/19/15 (m)	22,913
26,778	Series 08-A, 0.060%, 03/19/15 (m)	26,778
33,005	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.010%, 03/02/15	33,005
41,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.010%, 03/09/15	41,000
46,600	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.010%, 03/09/15	46,600
39,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.010%, 03/09/15	39,000
7,450	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	7,450
	Missouri State Health & Educational Facilities Authority, Washington University,
930	Series B, Rev., VRDO, 0.010%, 03/02/15	930
4,400	Series C, Rev., VRDO, 0.010%, 03/02/15	4,400
300	Series D, Rev., VRDO, 0.010%, 03/02/15	300

		339,268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nebraska — 0.4%
31,880	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	31,880
24,345	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/02/15	24,345
17,995	Nebraska Public Power District, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 03/09/15	17,995

		74,220

	Nevada — 1.2%
30,375	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 03/09/15	30,375
14,370	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.020%, 03/09/15	14,370
134,000	Las Vegas Valley Water District, Series 04-B, 0.040%, 03/02/15 (m)	134,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15 (m)	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 03/09/15	10,900
2,920	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.050%, 03/09/15 (m)	2,920
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	12,710

		235,305

	New Hampshire — 0.3%
10,995	New Hampshire Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.010%, 03/09/15	10,995
33,200	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.010%, 03/02/15	33,200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Hampshire — continued
12,075	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 03/09/15 (e)	12,075

		56,270

	New Jersey — 0.9%
	Deutsche Bank Spears/Lifers Trust, Various States,
37,285	Series DB-339, Rev., VAR, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	37,285
18,310	Series DBE-1151, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	18,310
35,100	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.030%, 03/09/15	35,100
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
16,175	Series I, Rev., VRDO, AMT, 0.030%, 03/09/15	16,175
17,200	Series R, Rev., VRDO, 0.030%, 03/09/15	17,200
58,925	Series Y, Rev., VRDO, AMT, 0.030%, 03/09/15	58,925
1,400	Union County Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.010%, 03/02/15	1,400

		184,395

	New Mexico — 0.1%
23,930	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.020%, 03/09/15	23,930

	New York — 25.3%
9,335	Austin Trust, Various States, Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 03/09/15 (e)	9,335
15,730	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.020%, 03/09/15	15,730
30,200	City of New York, Series B, Subseries B-4, GO, VRDO, 0.050%, 03/09/15	30,200
	City of New York, Fiscal Year 1994,
8,750	Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.020%, 03/09/15 (m)	8,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York— continued
1,500	Sub Series H-3, GO, VRDO, AGM, 0.010%, 03/02/15 (m)	1,500
11,500	City of New York, Fiscal Year 1995, Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/09/15 (m)	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.014%, 03/09/15 (m)	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.020%, 03/09/15 (m)	11,000
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 03/02/15	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 03/02/15	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/09/15	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/09/15	30,000
23,050	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.030%, 03/02/15	23,050
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/02/15	62,040
33,500	Series L, Subseries L-3, GO, VRDO, 0.010%, 03/02/15	33,500
2,400	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	2,400
39,800	City of New York, Fiscal Year 2010, Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.020%, 03/09/15	39,800
	City of New York, Fiscal Year 2012,
36,520	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 03/02/15	36,520
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.020%, 03/09/15	52,600
30,300	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 03/02/15	30,300
33,000	Series G, Subseries G-5, GO, VRDO, 0.010%, 03/02/15	33,000

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
8,910	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/02/15	8,910
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/02/15	3,550
	City of New York, Fiscal Year 2013,
71,880	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/02/15	71,880
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/09/15	12,750
	City of New York, Fiscal Year 2014,
54,300	Series D, Subseries D-5, GO, VRDO, 0.010%, 03/02/15	54,300
104,955	Series J, GO, 2.000%, 08/01/15	105,780
19,600	Subseries D-4, GO, VRDO, 0.010%, 03/02/15	19,600
70,979	County of Broome, GO, BAN, 1.500%, 05/07/15	71,127
	Deutsche Bank Spears/Lifers Trust, Various States,
11,815	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	11,815
22,610	Series DB-315, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	22,610
103,005	Series DB-447, Rev., VAR, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	103,005
24,745	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	24,745
16,613	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	16,613
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	34,760
15,390	Series DB-470, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	15,390
35,050	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	35,050
400	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
103,490	Series DB-620, Rev., VAR, AGC, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	103,490
27,961	Series DB-623, Rev., VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	27,961
46,160	Series DB-624, Rev., VAR, AGM, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	46,160
36,620	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	36,620
60,700	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	60,700
35,952	Series DBE-664, Rev., VAR, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	35,952
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	8,225
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 03/09/15 (e)	26,005
14,600	Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 03/09/15 (e)	14,600
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 03/09/15 (e)	15,755
18,560	Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.200%, 03/09/15 (e)	18,560
13,210	Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	13,210
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	16,250
59,495	Series DBE-1374, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.130%, 03/09/15 (e)	59,495
34,375	Series DBE-1455, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 03/09/15 (e)	34,375
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	16,500
	Eclipse Funding Trust, Solar Eclipse, Various States,
13,410	Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	13,410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	10,415
20,455	Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	20,455
25,425	Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/09/15 (e)	25,425
23,030	Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/02/15 (e)	23,030
15,260	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	15,260
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/09/15	138,500
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.030%, 03/09/15	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 03/09/15	19,050
16,400	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	16,400
79,160	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.020%, 03/09/15	79,160
46,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 03/02/15	46,500
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	8,750
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.010%, 03/09/15	2,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/09/15	7,255
59,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	59,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	13,600
8,310	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/09/15	8,310
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/09/15	44,900
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	12,300
41,935	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	41,935
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	2,930
39,300	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/02/15	39,300
42,735	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.030%, 03/02/15	42,735
41,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series B, Subseries B-4, Rev., VRDO, 0.010%, 03/09/15	41,000

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
30,000	Series A, Subseries A-1, Rev., VRDO, 0.010%, 03/02/15	30,000
42,225	Series A, Subseries A-2, Rev., VRDO, 0.010%, 03/02/15	42,225
30,000	Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/02/15	30,000
21,500	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/02/15	21,500
19,850	Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/02/15	19,850
20,550	Series B, Subseries B-4, Rev., VRDO, 0.010%, 03/02/15	20,550
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
48,950	Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 03/02/15	48,950
70,050	Series AA, Subseries AA-2, Rev., VRDO, 0.020%, 03/09/15	70,050
36,005	Subseries AA-1A, Rev., VRDO, 0.010%, 03/02/15	36,005
38,100	Subseries AA-1B, Rev., VRDO, 0.010%, 03/02/15	38,100
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
88,500	Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 03/02/15	88,500
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.020%, 03/02/15	27,185
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
17,590	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 03/02/15	17,590
86,850	Series BB, Subseries BB-3, Rev., VRDO, 0.010%, 03/09/15	86,850
28,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 03/02/15	28,600
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
44,630	Series DD, Subseries DD-1, Rev., VRDO, 0.010%, 03/02/15	44,630

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
34,470	Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 03/02/15	34,470
15,400	Series FF, Subseries FF-1, Rev., VRDO, 0.010%, 03/02/15	15,400
1,850	Subseries DD-3B, Rev., VRDO, 0.010%, 03/02/15	1,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
25,750	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 03/02/15	25,750
34,400	Series BB-4, Rev., VRDO, 0.010%, 03/02/15	34,400
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 03/09/15	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 03/09/15	36,060
12,760	New York City Transitional Finance Authority, Fiscal Year 2007, Series ROCS-RR-II-R-12054, Rev., VAR, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 03/09/15	12,760
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.020%, 03/09/15	51,900
39,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.010%, 03/02/15	39,100
15,970	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, 0.010%, 03/02/15 (m)	15,970
44,580	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 03/02/15	44,580
33,700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.010%, 03/02/15	33,700
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
40,020	Subseries A-4, Rev., VRDO, 0.010%, 03/02/15	40,020

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
60,100	Subseries D-4, Rev., VRDO, 0.010%, 03/02/15	60,100
93,070	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 03/02/15	93,070
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 03/09/15 (m)	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.030%, 03/02/15	14,865
19,285	Series 3, Subseries 3-E, Rev., VRDO, 0.030%, 03/02/15	19,285
750	Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 03/02/15 (m)	750
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 03/09/15 (e)	3,160
	New York State Dormitory Authority,
7,400	Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	7,400
6,400	Series ROCS-RR-II-R-12121, Rev., VAR, LIQ: Citibank N.A., 0.030%, 03/09/15	6,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	45,600
7,175	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 03/09/15	7,175
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.030%, 03/09/15	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	500
15,795	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	15,795
30,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	30,490

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Scotiabank, 0.020%, 03/09/15	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 03/09/15	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 03/09/15	10,000
	New York State Housing Finance Agency,
38,800	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.010%, 03/09/15	38,800
10,450	Series A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.010%, 03/09/15	10,450
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15 (m)	8,000
54,155	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/02/15	54,155
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15 (m)	4,100
35,900	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/02/15	35,900
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/09/15	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.020%, 03/09/15 (m)	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/09/15	42,700

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/09/15 (m)	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	3,200
29,395	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.010%, 03/09/15	29,395
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/09/15	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	7,400
43,750	New York State Housing Finance Agency, Gotham West Housing, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	43,750
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/09/15	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/09/15	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	27,000
16,550	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	16,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 03/09/15 (m)	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	11,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/09/15 (m)	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/09/15	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	51,400
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	3,400
72,400	New York State, Housing Finance Agency, Gotham West Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	72,400
51,230	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	51,230
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.020%, 03/09/15 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 03/09/15 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 03/09/15 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 03/09/15 (e)	13,635

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York— continued
11,580	Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 03/09/15 (e)	11,580
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 03/09/15 (e)	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 03/09/15 (e)	11,250
8,755	Series PT-4730, Rev., VAR, LIQ: Bank of America N.A., 0.060%, 03/09/15 (e)	8,755
9,670	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.600%, 03/09/15 (m)	9,670
	RBC Municipal Products, Inc. Trust, Floater Certificates,
28,200	Series E-16, Rev., VAR, LOC: Royal Bank of Canada, 0.020%, 03/09/15 (e)	28,200
24,990	Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 03/09/15 (e)	24,990
5,825	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.080%, 03/09/15 (m)	5,825
	Triborough Bridge & Tunnel Authority,
42,035	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	42,035
6,930	Series B, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	6,930
37,200	Series F, Rev., VRDO, 0.030%, 03/02/15	37,200
7,530	Subseries B-3, Rev., VRDO, 0.020%, 03/09/15	7,530
16,055	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	16,055

		5,119,168

	North Carolina — 3.9%
26,930	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.010%, 03/09/15	26,930
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
800	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	800
2,350	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	2,350
91,275	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/09/15	91,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
	City of Charlotte, Charlotte Douglas International Airport,
13,225	Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	13,225
13,930	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	13,930
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 03/09/15 (m)	6,820
22,870	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.010%, 03/09/15	22,870
22,830	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.030%, 03/09/15	22,830
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.010%, 03/09/15 (m)	17,000
62,700	Series B-1, COP, VRDO, 0.010%, 03/09/15	62,700
34,535	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.010%, 03/09/15	34,535
33,580	County of Guilford, Series B, GO, VRDO, 0.010%, 03/09/15	33,580
26,890	County of Mecklenburg, Series D, GO, VRDO, 0.120%, 09/25/15 (i)	26,890
	County of Wake,
50,000	Series A, GO, VRDO, 0.020%, 03/09/15	50,000
44,000	Series B, GO, VRDO, 0.020%, 03/09/15	44,000
15,780	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	15,780
11,015	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	11,015
16,400	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	16,400
22,975	North Carolina Medical Care Commission, Rev., VRDO, 0.010%, 03/09/15	22,975
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.030%, 03/09/15	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,335	Series A, Rev., VRDO, 0.020%, 03/09/15	66,335
34,435	Series B, Rev., VRDO, 0.010%, 03/09/15 (m)	34,435

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.030%, 03/09/15	28,915
	University of North Carolina, University Hospital at Chapel Hill,
29,085	Series A, Rev., VRDO, 0.020%, 03/02/15 (m)	29,085
8,405	Series A, Rev., VRDO, 0.030%, 03/09/15	8,405
21,715	Series B, Rev., VRDO, 0.010%, 03/09/15	21,715
39,085	Series B, Rev., VRDO, 0.020%, 03/02/15	39,085

		788,880

	Ohio — 0.9%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/02/15	29,685
700	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.010%, 03/09/15	700
17,257	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	17,257
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 03/09/15	9,500
500	Ohio State University, Rev., VRDO, 0.010%, 03/09/15	500
25,000	Ohio State University, General Receipts, Rev., VRDO, 0.010%, 03/09/15	25,000
25,100	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic, Series B-4, Rev., VRDO, 0.010%, 03/02/15	25,100
22,525	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 03/02/15	22,525
	State of Ohio, Infrastructure Improvement,
14,440	Series A, GO, VRDO, 0.020%, 03/09/15	14,440
40,970	Series B, GO, VRDO, 0.020%, 03/09/15 (m)	40,970

		185,677

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15 (m)	10,490

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	15,450
6,055	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement—Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/09/15 (m)	6,055
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/02/15 (m)	2,100
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.020%, 03/09/15	5,100

		28,705

	Pennsylvania — 2.6%
	Bucks County IDA, Grand View Hospital,
11,500	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	11,500
7,500	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/09/15	7,500
20,180	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.030%, 03/09/15 (e)	20,180
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/09/15	23,700
	County of Montour, Geisinger Authority, Health System,
42,850	Series B, Rev., VRDO, 0.010%, 03/02/15	42,850
15,400	Series B, Rev., VRDO, 0.010%, 03/02/15	15,400
10,050	Series B, Rev., VRDO, 0.010%, 03/02/15	10,050
10,130	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.010%, 03/02/15	10,130
20,300	Dallastown Area School District, GO, VAR, 1.250%, 03/28/15	20,323
31,440	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	31,440
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.030%, 03/09/15 (e)	17,155
13,235	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-325, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	13,235
28,830	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/09/15	28,830

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	44,500
13,250	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.030%, 03/09/15	13,250
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
32,190	Series 2005-89, Rev., VRDO, AMT, 0.030%, 03/09/15	32,190
29,770	Series 79B, Rev., VRDO, AMT, 0.030%, 03/09/15	29,770
22,645	Series 85C, Rev., VRDO, AMT, 0.030%, 03/09/15	22,645
8,150	Series 99C, Rev., VRDO, AMT, 0.030%, 03/09/15	8,150
29,630	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 03/09/15 (e)	29,630
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/09/15	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VAR, LOC: Royal Bank of Canada, 0.020%, 03/09/15 (e)	20,000
31,145	St. Mary Hospital Authority, Catholic Health Initiatives, Series C, Rev., VRDO, 0.130%, 03/09/15	31,145

		527,868

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15	13,765

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — continued
1,795	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 03/09/15 (m)	1,795
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 03/09/15	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 03/09/15	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 03/02/15 (m)	450

		54,260

	South Carolina — 0.1%
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	8,430
7,945	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	7,945
500	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 03/09/15 (m)	500

		16,875

	Tennessee — 1.1%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.130%, 03/09/15	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.020%, 03/09/15	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/09/15 (m)	14,675

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Tennessee — continued
	Metropolitan Government of Nashville & Davidson County,
47,500	Series A-1, 0.060%, 05/05/15 (m)	47,500
30,000	Series A-1, 0.080%, 03/02/15 (m)	30,000
30,000	Series A-1, 0.090%, 04/01/15 (m)	30,000
3,645	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15 (m)	3,645

		213,380

	Texas — 8.1%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.035%, 03/09/15 (m)	9,100
49,700	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.040%, 03/09/15	49,700
20,000	City of Austin, Utilities System, Series A, 0.090%, 03/02/15 (m)	20,000
21,000	City of Houston, Combined Utility System, First Lien, Series B-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.010%, 03/09/15	21,000
46,210	Counties of Travis & Williamson, City of Austin,, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/09/15	46,210
	County of Harris,
30,000	Series 2014-0009, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	30,000
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.030%, 03/09/15	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.060%, 03/09/15	600
46,935	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/09/15	46,935
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.010%, 03/09/15 (m)	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
9,210	Series DB-292, Rev., VAR, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	9,210

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
22,065	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.070%, 03/09/15 (e)	22,065
40,475	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 03/09/15	40,475
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
1,300	Rev., VRDO, 0.020%, 03/02/15	1,300
7,500	Series A, Rev., VRDO, 0.020%, 03/02/15 (m)	7,500
18,250	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.010%, 03/02/15	18,250
	Harris County Industrial Development Corp., PCR,
20,600	Rev., VRDO, 0.010%, 03/02/15 (m)	20,600
13,200	Rev., VRDO, 0.010%, 03/02/15 (m)	13,200
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/09/15 (e)	37,730
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
16,150	Rev., VRDO, 0.010%, 03/02/15	16,150
72,375	Rev., VRDO, 0.010%, 03/02/15	72,375
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.020%, 03/02/15	1,335
3,450	Series A, Rev., VRDO, 0.010%, 03/02/15 (m)	3,450
4,950	Series A-2, Rev., VRDO, 0.010%, 03/02/15	4,950
130	Subseries A-3, Rev., VRDO, 0.010%, 03/02/15	130
20,600	Subseries B, Rev., VRDO, 0.020%, 03/02/15 (m)	20,600
5,050	Subseries B-4, Rev., VRDO, 0.020%, 03/02/15	5,050
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.010%, 03/09/15	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.050%, 03/09/15 (e)	6,750
8,400	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	8,400
666,300	State of Texas, GO, TRAN, 1.500%, 08/31/15	670,864
73,300	State of Texas, Veterans, Series A, GO, VRDO, 0.030%, 03/09/15	73,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
	State of Texas, Veterans Housing Assistance Program,
76,450	Series A, GO, VRDO, 0.020%, 03/09/15	76,450
28,035	Series B, GO, VRDO, 0.020%, 03/09/15	28,035
25,000	Series C-2, GO, VRDO, 0.030%, 03/09/15	25,000
13,785	Series II-B, GO, VRDO, 0.030%, 03/09/15	13,785
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.040%, 03/09/15	55,250
18,500	Series B, Rev., VRDO, 0.040%, 03/09/15	18,500
6,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15 (m)	6,700
8,850	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/09/15 (m)	8,850
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15 (m)	840
60,005	Texas Transportation Commission, Mobility, Series B, GO, VRDO, 0.020%, 03/09/15	60,005
12,155	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.010%, 03/09/15	12,155
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/09/15 (e)	9,495

		1,641,519

	Utah — 0.4%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.060%, 03/09/15	23,700
9,860	City of Park, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	9,860
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	25,000
	Utah Housing Finance Agency, Single Family Mortgage,
5,440	Series D-1, Rev., VRDO, AMT, 0.030%, 03/09/15 (m)	5,440
5,615	Series E-1, Class I, Rev., VRDO, AMT, 0.030%, 03/09/15 (m)	5,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utah — continued
5,590	Series F-2, Class I, Rev., VRDO, 0.010%, 03/09/15 (m)	5,590

		75,205

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.030%, 03/09/15	15,475
38,700	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	38,700

		54,175

	Virginia — 1.9%
850	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/09/15	850
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.020%, 03/09/15	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
85,874	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	85,874
17,877	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	17,877
18,595	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15	18,595
21,890	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	21,890
11,810	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	11,810
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.010%, 03/09/15	65,000
36,900	Series C, Rev., VRDO, 0.010%, 03/09/15 (m)	36,900
16,000	Series D, Rev., VRDO, 0.010%, 03/09/15 (m)	16,000
18,930	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.020%, 03/09/15	18,930
7,845	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/02/15	7,845
30,000	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 03/09/15 (e)	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — continued
2,665	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.010%, 03/02/15	2,665
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.010%, 03/02/15	34,865

		392,031

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.020%, 03/09/15	17,000
	County of King, Sewer,
14,850	Series 2014-0047, Class A, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	14,850
27,800	Series B, Rev., VRDO, LOC: Helaba, 0.020%, 03/09/15	27,800
33,075	King County Housing Authority, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	33,075
475	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/09/15 (m)	475
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/02/15 (e)	10,000
38,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.170%, 09/25/15 (i)	38,000
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/09/15	2,935
215	Washington State Housing Finance Commission, Local 82 — JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 03/02/15	215
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/09/15	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/09/15 (m)	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/09/15	13,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — continued
7,400	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.030%, 03/09/15	7,400
4,450	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/09/15 (m)	4,450

		187,005

	West Virginia — 0.2%
44,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Kentucky Power Company—Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/09/15	44,000

	Wisconsin — 1.6%
	State of Wisconsin,
69,589	Series 08, 0.050%, 11/01/15 (m)	69,589
33,750	Series 08, 0.080%, 10/30/15 (m)	33,750
61,000	Series 08, 0.090%, 08/28/15 (m)	61,000
130,610	Series 08, 0.110%, 08/28/15 (m)	130,610
	Wisconsin Housing & EDA, Home Ownership,
3,685	Series A, Rev., VRDO, 0.010%, 03/09/15	3,685
31,850	Series D, Rev., VRDO, AMT, 0.010%, 03/09/15	31,850

		330,484

	Wyoming — 0.5%
	County of Lincoln, PCR, Exxon Project,
70,465	Rev., VRDO, 0.010%, 03/02/15	70,465
3,320	Series B, Rev., VRDO, 0.010%, 03/02/15	3,320
1,990	Series C, Rev., VRDO, 0.010%, 03/02/15	1,990
32,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.010%, 03/09/15 (m)	32,200

		107,975

	Total Municipal Bonds (Cost $19,149,822)	19,149,822

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 5.1%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	34,200
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.110%, 03/09/15 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.100%, 03/09/15 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.100%, 03/09/15 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.100%, 03/09/15 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.170%, 03/09/15 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.100%, 03/09/15 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.170%, 03/09/15 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/09/15 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/09/15 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.090%, 03/09/15 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.110%, 03/09/15 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	80,300

SHARES	SECURITY DESCRIPTION	VALUE($)

94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.170%, 03/09/15 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 03/09/15 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 03/09/15 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 03/09/15 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 03/09/15 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 03/09/15 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Citibank N.A., 0.110%, 03/09/15 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,021,000)	1,021,000

	Total Investments — 99.9% (Cost $20,170,822)*	20,170,822
	Other Assets in Excess of Liabilities — 0.1%	25,927

	NET ASSETS — 100.0%	$20,196,749

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 6.4% (n)
	Alabama — 0.7%
20,000	Huntsville Health Care Authority, 0.070%, 04/08/15 (m)	20,000

	California — 0.7%
23,000	California Statewide Communities Development Authority, Series 2008-C, 0.130%, 10/01/15 (m)	23,000

	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.140%, 03/03/15 (m)	22,000

	Massachusetts — 1.1%
34,000	Massachusetts Water Reservation Authority, Series 1994, 0.130%, 03/03/15 (m)	34,000

	Nebraska — 1.2%
	Lincoln Nebraska Electric,
20,000	0.040%, 03/16/15 (m)	20,000
15,500	0.080%, 03/02/15 (m)	15,500

		35,500

	Tennessee — 0.4%
12,500	Metropolitan Government of Nashville & Davidson County, 0.100%, 10/02/15 (m)	12,500

	Wisconsin — 1.6%
	City of Milwaukee,
15,000	0.090%, 06/01/15 (m)	15,000
35,500	0.110%, 06/20/15 (m)	35,500

		50,500

	Total Commercial Paper (Cost $197,500)	197,500

Daily Demand Notes — 19.2%
	Arizona — 0.1%
1,970	Phoenix City Industrial Development Authority, Health Care Facilities, Series 2014B, Rev., VRDO, 0.010%, 03/02/15	1,970

	Florida — 0.8%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 03/02/15 (e)	24,275

	Indiana — 0.3%
10,000	Indiana State Finance Authority, Lease Appropriation, Series A-3, Rev., VRDO, 0.020%, 03/02/15	10,000

	Kentucky — 2.6%
14,700	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series C, Rev., VRDO, 0.020%, 03/02/15 (m)	14,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — continued
47,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.020%, 03/02/15	47,000
17,000	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.010%, 03/02/15	17,000

		78,700

	Louisiana — 0.1%
4,200	Parish of St. Bernard, Mobil Oil, Series 1996, Rev., VRDO, 0.020%, 03/02/15	4,200

	Michigan — 2.2%
11,000	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.040%, 03/02/15	11,000
57,555	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.060%, 03/02/15	57,555

		68,555

	Mississippi — 3.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
26,010	Rev., VRDO, 0.010%, 03/02/15	26,010
11,230	Series A, Rev., VRDO, 0.010%, 03/02/15	11,230
9,520	Series C, Rev., VRDO, 0.010%, 03/02/15	9,520
20,740	Series G, Rev., VRDO, 0.010%, 03/02/15	20,740
26,640	Series H, Rev., VRDO, 0.010%, 03/02/15	26,640
7,595	Series L, Rev., VRDO, 0.010%, 03/02/15	7,595

		101,735

	New York — 5.9%
2,720	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/02/15	2,720
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
9,010	Series A, Subseries A-2, Rev., VRDO, 0.010%, 03/02/15	9,010
19,150	Series A-1, Rev., VRDO, 0.010%, 03/02/15	19,150
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Class A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/02/15	16,790

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New York — continued
50,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/02/15	50,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.050%, 03/02/15	36,900
	New York State Mortgage Agency, Homeowner Mortgage,
17,530	Series 135, Rev., VRDO, AMT, 0.020%, 03/02/15	17,530
27,755	Series 142, Rev., VRDO, AMT, 0.010%, 03/02/15	27,755

		179,855

	North Carolina — 0.1%
2,470	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.020%, 03/02/15	2,470

	Pennsylvania — 0.3%
9,000	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.010%, 03/02/15	9,000

	Tennessee — 1.7%
	Clarksville Public Building Authority,
8,400	Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/02/15	8,400
8,755	Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/02/15	8,755
36,290	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/02/15	36,290

		53,445

	Washington — 0.2%
4,955	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/02/15	4,955

	Wyoming — 1.6%
36,300	County of Lincoln, Pollution Control, ExxonMobil Project, Rev., VRDO, AMT, 0.010%, 03/02/15	36,300
11,260	Uinta County, Pollution Control, Chevron U.S.A., Inc. Project, Series 1993, Rev., VRDO, 0.010%, 03/02/15 (m)	11,260

		47,560

	Total Daily Demand Notes (Cost $586,720)	586,720

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 6.5%
	Massachusetts — 0.6%
16,500	Wachusett Regional School District, GO, RAN, 1.250%, 05/29/15	16,536

	New Jersey — 1.8%
22,813	City of Rahway, GO, BAN, 1.500%, 08/07/15	22,915
7,600	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 1.750%, 01/14/16	7,684
11,500	Hudson County Improvement Authority, 1.000%, 11/25/15	11,559
13,500	Township of Howell, GO, BAN, 1.750%, 10/27/15	13,617

		55,775

	New York — 3.4%
9,148	Allegany, Cattaraugus, Erie & Wyoming Counties, Yorkshire-Pioneer Central School District, GO, BAN, 1.250%, 07/21/15	9,181
6,785	City of Kingston, Series B, GO, BAN, 1.000%, 03/25/15	6,788
12,500	Clarence Central School District, GO, TAN, 1.250%, 06/25/15	12,534
15,000	County of Putnam, New York Tax Anticipation Note, GO, TAN, 1.000%, 10/23/15	15,069
29,635	Nassau County, Town of Hempstead, GO, BAN, 1.000%, 12/18/15	29,765
6,000	Suffolk County, East Quogue Union Free School District, GO, TAN, 1.500%, 06/26/15	6,020
20,000	Suffolk County, West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	20,070
5,008	Town of Wallkill, County of Orange, Series C, GO, BAN, 1.250%, 08/05/15	5,025

		104,452

	Ohio — 0.7%
17,000	City of Marysville, Wastewater Treatment System, Limited Tax, GO, BAN, 1.250%, 05/28/15	17,037
5,500	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.000%, 09/09/15	5,516

		22,553

	Total Municipal Bonds (Cost $199,316)	199,316

Quarterly Demand Note — 0.8%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.090%, 05/20/15 (e) (Cost $23,025)	23,025

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 60.8%
	Alabama — 0.3%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, 0.050%, 03/09/15 (e)	10,890

	Arizona — 0.3%
9,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1303, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.250%, 03/09/15 (e)	9,995

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/09/15	15,000

	California — 0.6%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 03/09/15 (e)	17,900

	Colorado — 2.5%
12,700	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.020%, 03/07/15	12,700
23,600	Colorado Housing & Finance Authority, Single Family Mortgage, Series B-3, Class I, Rev., VRDO, AMT, 0.040%, 03/09/15	23,600
	Deutsche Bank Spears/Lifers Trust, Various States,
13,300	Series DBE-1129X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	13,300
10,995	Series DBE-1335, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.220%, 03/09/15 (e)	10,995
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, Rev., VRDO, LOC: Royal Bank of Canada, 0.090%, 03/09/15 (e)	17,600

		78,195

	Connecticut — 1.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,645	Series D, Class D, Rev., VRDO, 0.040%, 03/09/15	14,645
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.020%, 03/09/15	30,000

		44,645

	Delaware — 1.1%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.010%, 03/09/15	32,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — continued
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, 0.320%, 03/09/15 (e)	1,255

		33,335

	Florida — 2.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 03/09/15	17,800
13,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.010%, 03/09/15	13,000
15,140	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	15,140
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.130%, 03/09/15 (i)	13,460
14,635	South Florida Water Management District, Series 2014-0033, Class A, COP., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.040%, 03/09/15 (e)	14,635
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 03/09/15	11,270

		85,305

	Georgia — 1.7%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.070%, 03/09/15	15,000
31,525	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Class B, Rev., VRDO, 0.010%, 03/09/15	31,525
4,690	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.030%, 03/09/15 (e)	4,690

		51,215

	Hawaii — 0.3%
10,500	State of Hawaii, Department of Budget and Finance, Special Purpose, Series C, Rev., VRDO, 0.160%, 03/09/15 (i)	10,500

	Illinois — 4.6%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.100%, 03/02/15	7,300
24,782	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-660, Rev., VRDO, AMT, NATL-RE, LIQ: Deutsche Bank AG, 0.200%, 03/09/15 (e)	24,782

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Illinois — continued
101,850	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.040%, 03/09/15	101,850
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 03/09/15	4,100
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.030%, 03/09/15 (e)	4,000

		142,032

	Iowa — 1.1%
12,955	City of Iowa, Rev., VRDO, 0.030%, 03/02/15	12,955
	Iowa Finance Authority, Multi-Family Housing,
11,070	Series A, Rev., VRDO, AMT, 0.030%, 03/09/15	11,070
8,535	Series B, Rev., VRDO, AMT, 0.030%, 03/09/15	8,535

		32,560

	Kansas — 0.4%
11,200	City of Wichita, Airport Facility, FlightSafety International, Inc., Series II, Rev., VRDO, 0.010%, 03/09/15	11,200

	Kentucky — 2.1%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 03/09/15	10,100
15,200	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Class A, Rev., VRDO, 0.010%, 03/09/15	15,200
	Kentucky Housing Corp.,
17,195	Rev., VRDO, AMT, 0.040%, 03/09/15	17,195
14,375	Rev., VRDO, AMT, 0.040%, 03/09/15	14,375
7,775	Series F, Rev., VRDO, AMT, 0.040%, 03/09/15	7,775

		64,645

	Louisiana — 0.1%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.100%, 03/09/15	4,600

	Maine — 0.6%
17,420	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.030%, 03/09/15	17,420

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 03/09/15 (e)	7,925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 0.4%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.030%, 03/09/15 (e)	11,165

	Michigan — 1.6%
	Detroit City School District,
7,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.270%, 03/09/15 (e)	7,575
4,000	Series 3308, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.270%, 03/09/15 (e)	4,000
9,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1317, Rev., VRDO, LIQ: Deutsche Bank AG, 0.220%, 03/09/15 (e)	9,995
610	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.010%, 03/09/15	610
4,270	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.030%, 03/09/15	4,270
2,500	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 03/09/15	2,500
21,700	Michigan State Housing Development Authority, Single-Family Mortgage, Series D-1, Rev., VRDO, AMT, 0.030%, 03/09/15	21,700

		50,650

	Minnesota — 0.4%
11,200	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 03/09/15	11,200

	Missouri — 1.7%
11,255	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1311, Rev., VRDO, LIQ: Deutsche Bank AG, 0.220%, 03/09/15 (e)	11,255
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.160%, 03/09/15 (i)	20,000
20,000	Series C, Rev., VRDO, 0.160%, 03/09/15 (i)	20,000

		51,255

	New Jersey — 2.0%
59,995	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1326, Rev., VRDO, LIQ: Deutsche Bank AG, 0.220%, 03/09/15 (e)	59,995

	New Mexico — 0.6%
19,315	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.020%, 03/09/15	19,315

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — 8.9%
	Deutsche Bank Spears/Lifers Trust, Various States,
24,762	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	24,762
18,100	Series DB-467, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 03/09/15	18,100
21,155	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 03/09/15	21,155
52,670	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.050%, 03/09/15 (e)	52,670
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Class A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.030%, 03/09/15	20,000
12,615	New York State Housing Finance Agency, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/09/15	12,615
15,000	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/09/15	15,000
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.040%, 03/09/15	30,000
27,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.030%, 03/09/15	27,400
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
23,440	Series 2001-1, Class A, Rev., VRDO, AMT, LIQ: FHLMC, 0.600%, 03/09/15	23,440
9,670	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.600%, 03/09/15 (m)	9,670
17,995	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 03/09/15 (e)	17,995

		272,807

	North Carolina — 2.0%
12,000	City of Raleigh, Rev., VRDO, 0.120%, 03/09/15 (i)	12,000
14,525	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.010%, 03/09/15	14,525
6,570	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 03/09/15	6,570

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15 (e)	5,000
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.140%, 03/09/15 (i)	12,000
1,590	North Carolina State University, Series B, Rev., VRDO, 0.010%, 03/09/15	1,590
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.030%, 03/09/15	9,800

		61,485

	North Dakota — 1.8%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.030%, 03/09/15	27,055
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Class A, Rev., VRDO, 0.030%, 03/09/15	27,625

		54,680

	Ohio — 3.0%
5,550	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/09/15	5,550
8,710	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	8,710
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
700	Series D, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.020%, 03/09/15	700
29,755	Series F, Class F, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.010%, 03/09/15	29,755
23,185	Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.010%, 03/09/15	23,185
1,100	Series J, Rev., VRDO, AMT, FHLMC, 0.030%, 03/09/15	1,100
19,820	Series N, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.040%, 03/09/15	19,820
4,350	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.010%, 03/09/15	4,350

		93,170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Pennsylvania — 1.4%
12,055	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.070%, 03/09/15	12,055
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.030%, 03/09/15 (e)	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,485	Series 2004-85B, Rev., VRDO, AMT, 0.030%, 03/09/15	10,485
6,850	Series 2007-99C, Rev., VRDO, AMT, 0.030%, 03/09/15	6,850
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Rev., VRDO, AMT, 0.030%, 03/09/15	800

		44,355

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 03/09/15 (m)	5,700

	South Dakota — 1.7%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
34,000	Series F, Rev., VRDO, AMT, 0.030%, 03/09/15	34,000
18,700	Series G, Rev., VRDO, 0.040%, 03/09/15	18,700

		52,700

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.070%, 03/09/15	9,000
11,170	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/09/15	11,170

		20,170

	Texas — 5.5%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.100%, 03/09/15	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.030%, 03/09/15	13,695

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
21,400	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.010%, 03/09/15 (m)	21,400
13,385	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/09/15	13,385
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.050%, 03/09/15 (e)	10,950
17,510	State of Texas, Veterans Housing Assistance Program, Series A, GO, VRDO, AMT, 0.060%, 03/09/15	17,510
	State of Texas, Veterans Land,
12,855	GO, VRDO, LIQ: Sumitomo Mitsui Banking, 0.040%, 03/09/15	12,855
11,700	Series A, GO, VRDO, 0.030%, 03/07/15	11,700
11,030	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.080%, 03/09/15	11,030
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.150%, 03/09/15 (i)	12,500
21,085	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.040%, 03/09/15	21,085
4,900	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	4,900
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.030%, 03/09/15 (e)	12,000

		168,210

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
3,635	Series A-2, Rev., VRDO, 0.030%, 03/09/15	3,635
1,910	Series B, Class I, Rev., VRDO, 0.030%, 03/09/15	1,910
6,780	Series C-2, Class I, Rev., VRDO, FHA, 0.030%, 03/09/15	6,780
2,225	Series D-2, Class I, Rev., VRDO, 0.030%, 03/09/15	2,225

		14,550

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Virginia — 4.4%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
46,459	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	46,459
17,145	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15	17,145
17,425	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 03/09/15	17,425
11,500	Series M031, Class A, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/09/15	11,500
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,700	Series B, Class B, Rev., VRDO, 0.140%, 03/09/15 (i)	10,700
9,060	Series C, Class C, Rev., VRDO, 0.140%, 03/09/15 (i)	9,060
10,000	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 03/09/15 (e)	10,000
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.070%, 03/09/15 (e)	12,750

		135,039

	Washington — 1.0%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.170%, 03/09/15 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15	9,985

		29,985

	West Virginia — 0.7%
21,000	West Virginia Economic Development Authority, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 03/09/15	21,000

	Wisconsin — 1.6%
	Wisconsin Housing & EDA, Home Ownership,
30,165	Series A, Rev., VRDO, 0.010%, 03/09/15	30,165
16,000	Series E, Rev., VRDO, AMT, 0.030%, 03/09/15	16,000
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 03/09/15	1,945

		48,110

	Total Weekly Demand Notes (Cost $1,862,903)	1,862,903

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 5.8%
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.110%, 03/09/15 # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.100%, 03/09/15 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 03/09/15 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/09/15 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.110%, 03/09/15 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.170%, 03/09/15 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 03/09/15 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 03/09/15 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 03/09/15 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 03/09/15 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.110%, 03/09/15 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $177,400)	177,400

	Total Investments — 99.5% (Cost $3,046,864)*	3,046,864
	Other Assets in Excess of Liabilities — 0.5%	15,642

	NET ASSETS — 100.0%	$3,062,506

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	63

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2015.
XLCA	— Insured by XL Capital Assurance

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

Additional Investment Information:

[1] Agency Joint Trading Account I — At February 28, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 2, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$1,400,000	$1,400,010	$1,430,480

Repurchase Agreements — At February 28, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Barclays Capital, Inc.	0.080%	$200,000
Barclays Capital, Inc.	0.090%	200,000
Societe Generale S.A.	0.090%	1,000,000
Total		$1,400,000

At February 28, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.572% to 8.858%	10/15/22 to 11/15/44
Federal National Mortgage Association	1.920% to 6.792%	12/04/19 to 01/25/44
Government National Mortgage Association	0.398% to 7.382%	10/20/32 to 11/16/54
U.S. Treasury Securities	0.000% to 3.750%	12/31/15 to 05/15/44

[2] Treasury Joint Trading Account I — At February 28, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 2, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$400,000	$400,002	$408,000

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

Additional Investment Information (continued):

Repurchase Agreements — At February 28, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Barclays Capital, Inc.	0.050%	$200,000
Societe Generale S.A.	0.070%	200,000
Total		$400,000

At February 28, 2015, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 6.000%	06/30/16 to 02/15/44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$109,896,790	$19,020,743		$38,064,921	$5,626,159
Repurchase agreements, at value	6,197,650	1,110,000		21,022,757	7,991,000

Total investment securities, at value	116,094,440	20,130,743		59,087,678	13,617,159
Cash	7,390	849		591,422	127,492
Receivables:
Investment securities sold	—	60,115		404,759	202,375
Fund shares sold	—	—	(a)	—	—
Interest from non-affiliates	33,159	4,766		3,290	12,879

Total Assets	116,134,989	20,196,473		60,087,149	13,959,905

LIABILITIES:
Payables:
Distributions	3,124	275		281	—
Investment securities purchased	74,953	99,886		—	—
Fund shares redeemed	10	—		—	—
Accrued liabilities:
Investment advisory fees	7,215	1,156		1,889	273
Administration fees	6,134	993		1,927	334
Shareholder servicing fees	3,392	1,025		—	—
Distribution fees	—	15		—	—
Custodian and accounting fees	1,085	333		791	268
Trustees’ and Chief Compliance Officer’s fees	4	6		60	8
Audit fees	95	88		5	71
Transfer agent fees	780	181		387	93
Other	955	720		351	79

Total Liabilities	97,747	104,678		5,691	1,126

Net Assets	$116,037,242	$20,091,795		$60,081,458	$13,958,779

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$116,038,000	$20,092,062	$60,082,676	$13,959,281
Accumulated undistributed (distributions in excess of) net investment income	(800)	(367)	(1,240)	(503)
Accumulated net realized gains (losses)	42	100	22	1

Total Net Assets	$116,037,242	$20,091,795	$60,081,458	$13,958,779

Net Assets:
Class B	$619	$1,394	$—	$144
Class C	16,897	704,276	—	168,863
Agency	6,603,508	95,650	7,428,617	858,260
Capital	66,140,350	2,889,536	32,973,407	—
Cash Management	1,236,050	—	—	—
Direct	2,419,449	—	294,989	1,222,018
Eagle Class	324,169	—	351,014	100
E*Trade	—	7,497,985	—	—
IM	3,749,460	—	1,142,811	3,045,746
Institutional Class	27,718,738	6,692,633	8,279,641	6,516,731
Investor	1,081,648	116,196	3,066,013	181,909
Morgan	2,278,962	1,684,561	2,039,361	734,788
Premier	1,589,780	118,152	3,441,795	383,019
Reserve	1,154,468	172,653	150,289	847,101
Service	1,723,144	118,759	913,521	100

Total	$116,037,242	$20,091,795	$60,081,458	$13,958,779

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class B	619	1,394	—	145
Class C	16,897	704,278	—	168,874
Agency	6,603,534	95,625	7,428,948	858,248
Capital	66,140,778	2,889,561	32,972,594	—
Cash Management	1,236,046	—	—	—
Direct	2,419,461	—	295,060	1,222,163
Eagle Class	324,172	—	351,075	100
E*Trade	—	7,498,018	—	—
IM	3,749,482	—	1,142,770	3,045,656
Institutional Class	27,718,927	6,692,648	8,280,024	6,517,033
Investor	1,081,650	116,225	3,066,709	181,938
Morgan	2,278,953	1,684,575	2,039,382	734,850
Premier	1,589,765	118,152	3,442,153	383,095
Reserve	1,154,454	172,655	150,280	847,187
Service	1,723,120	118,759	913,652	100
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$109,896,790	$19,020,743	$38,064,921	$5,626,159
Cost of repurchase agreements	6,197,650	1,110,000	21,022,757	7,991,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,224,481	$23,467,623		$20,170,822	$3,046,864
Cash	1	—	(a)	4	3
Receivables:
Investment securities sold	184,088	2,423,453		13,519	14,466
Fund shares sold	11,000	—		—	—
Interest from non-affiliates	465	13,689		13,133	1,540
Due from Adviser	230	—		—	—
Other assets	23	—		—	—

Total Assets	4,420,288	25,904,765		20,197,478	3,062,873

LIABILITIES:
Payables:
Distributions	18	—		136	1
Investment securities purchased	—	2,399,935		—	—
Fund shares redeemed	5,729	—		—	—
Accrued liabilities:
Investment advisory fees	—	255		7	75
Administration fees	—	435		234	84
Custodian and accounting fees	36	148		68	54
Trustees’ and Chief Compliance Officer’s fees	8	25		13	3
Audit fees	30	43		36	31
Printing and mailing costs	360	84		110	89
Transfer agent fees	42	148		120	21
Other	7	6		5	9

Total Liabilities	6,230	2,401,079		729	367

Net Assets	$4,414,058	$23,503,686		$20,196,749	$3,062,506

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,414,233	$23,504,195	$20,195,398	$3,062,495
Accumulated undistributed (distributions in excess of) net investment income	(191)	(550)	(9)	6
Accumulated net realized gains (losses)	16	41	1,360	5

Total Net Assets	$4,414,058	$23,503,686	$20,196,749	$3,062,506

Net Assets:
Agency	$84,778	$1,700,093	$322,389	$81,196
Capital	—	8,717,551	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,299,916	—
E*Trade	—	—	—	2,000,898
Institutional Class	3,995,934	10,302,127	11,663,024	188,480
Morgan	111,292	1,477,551	109,439	353,483
Premier	219,792	1,259,597	2,593,113	29,376
Reserve	2,262	46,667	4,208,768	11,604
Service	—	100	—	397,469

Total	$4,414,058	$23,503,686	$20,196,749	$3,062,506

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	84,790	1,700,226	322,366	81,196
Capital	—	8,717,611	—	—
Direct	—	—	100	—
Eagle Class	—	—	1,299,807	—
E*Trade	—	—	—	2,000,880
Institutional Class	3,996,458	10,302,243	11,661,872	188,475
Morgan	111,305	1,477,605	109,424	353,485
Premier	219,824	1,259,652	2,592,880	29,376
Reserve	2,263	46,667	4,208,496	11,604
Service	—	100	—	397,470
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$4,224,481	$23,467,623	$20,170,822	$3,046,864

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$257,832	$44,535	$46,606	$9,708
Income from interfund lending (net)	—	41	—	—

Total investment income	257,832	44,576	46,606	9,708

EXPENSES:
Investment advisory fees	91,452	14,524	44,180	11,516
Administration fees	78,597	12,643	38,455	10,033
Shareholder servicing fees	105,814	36,455	70,416	19,296
Distribution fees	19,520	47,442	11,100	4,119
Custodian and accounting fees	3,264	813	1,631	500
Interest expense to affiliates	—	— (a)	—	—
Professional fees	1,033	257	543	200
Trustees’ and Chief Compliance Officer’s fees	1,105	177	571	152
Printing and mailing costs	902	1,921	400	110
Registration and filing fees	791	162	719	150
Transfer agent fees	3,061	572	1,235	353
Other	2,322	142	614	208

Total expenses	307,861	115,108	169,864	46,637

Less fees waived	(89,479)	(76,808)	(128,732)	(36,927)
Less earnings credits	(7)	(1)	(48)	(2)

Net expenses	218,375	38,299	41,084	9,708

Net investment income (loss)	39,457	6,277	5,522	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	544	186	181	16

Change in net assets resulting from operations	$40,001	$6,463	$5,703	$16

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,229	$10,488	$14,893	$3,887

EXPENSES:
Investment advisory fees	3,571	18,974	15,296	2,293
Administration fees	3,110	16,522	13,317	1,996
Shareholder servicing fees	5,308	26,101	35,356	8,267
Distribution fees	100	1,541	14,066	13,954
Custodian and accounting fees	133	511	445	139
Interest expense to affiliates	—	—	1	—	(a)
Professional fees	82	229	200	81
Trustees’ and Chief Compliance Officer’s fees	47	247	198	28
Printing and mailing costs	722	150	153	224
Registration and filing fees	292	153	322	83
Transfer agent fees	160	577	458	80
Other	744	558	328	36

Total expenses	14,269	65,563	80,140	27,181

Less fees waived	(10,787)	(55,075)	(67,159)	(23,578)
Less expense reimbursements	(699)	—	—	—

Net expenses	2,783	10,488	12,981	3,603

Net investment income (loss)	446	—	1,912	284

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	52	162	3,160	218

Change in net assets resulting from operations	$498	$162	$5,072	$502

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,457	$49,236	$6,277	$6,059
Net realized gain (loss)	544	702	186	96

Change in net assets resulting from operations	40,001	49,938	6,463	6,155

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	— (a)	— (a)
From net realized gains	— (a)	— (a)	— (a)	— (a)
Class C
From net investment income	(2)	(2)	(68)	(39)
From net realized gains	— (a)	— (a)	(5)	(2)
Agency
From net investment income	(772)	(1,043)	(9)	(12)
From net realized gains	(45)	(88)	(1)	— (a)
Capital
From net investment income	(30,319)	(38,915)	(2,214)	(2,282)
From net realized gains	(377)	(755)	(24)	(17)
Cash Management
From net investment income	(105)	(72)	—	—
From net realized gains	(7)	(8)	—	—
Direct
From net investment income	(946)	(207)	—	—
From net realized gains	(15)	(10)	—	—
Eagle Class
From net investment income	(35)	(40)	—	—
From net realized gains	(2)	(4)	—	—
E*Trade
From net investment income	—	—	(1,955)	(2,386)
From net realized gains	—	—	(51)	(22)
IM
From net investment income	(859)	— (a)	—	—
From net realized gains	(13)	— (a)	—	—
Institutional Class
From net investment income	(6,040)	(8,119)	(1,844)	(987)
From net realized gains	(179)	(335)	(39)	(11)
Investor
From net investment income	(95)	(49)	(18)	(65)
From net realized gains	(6)	(6)	(1)	(2)
Morgan
From net investment income	(232)	(247)	(185)	(245)
From net realized gains	(13)	(27)	(13)	(10)
Premier
From net investment income	(182)	(226)	(14)	(11)
From net realized gains	(10)	(22)	(1)	— (a)
Reserve
From net investment income	(125)	(142)	(20)	(19)
From net realized gains	(7)	(15)	(1)	(1)
Service
From net investment income	(181)	(174)	(12)	(13)
From net realized gains	(10)	(20)	(1)	— (a)

Total distributions to shareholders	(40,577)	(50,526)	(6,476)	(6,124)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	109,712	6,353,829	3,173,229	5,150,015

NET ASSETS:
Change in net assets	109,136	6,353,241	3,173,216	5,150,046
Beginning of period	115,928,106	109,574,865	16,918,579	11,768,533

End of period	$116,037,242	$115,928,106	$20,091,795	$16,918,579

Accumulated undistributed (distributions in excess of) net investment income	$(800)	$(364)	$(367)	$(305)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,522	$5,915	$—	$— (a)
Net realized gain (loss)	181	824	16	178

Change in net assets resulting from operations	5,703	6,739	16	178

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)
Class C
From net investment income	—	—	(1)	— (a)
From net realized gains	—	—	(2)	— (a)
Agency
From net investment income	(781)	(1,039)	(4)	(2)
From net realized gains	(61)	(144)	(26)	(9)
Capital
From net investment income	(2,888)	(2,667)	—	—
From net realized gains	(210)	(408)	—	—
Direct
From net investment income	(33)	(37)	(6)	(2)
From net realized gains	(2)	(4)	(24)	(5)
Eagle Class
From net investment income	(142)	(200)	— (a)	— (a)
From net realized gains	(10)	(28)	— (a)	— (a)
IM
From net investment income	(90)	(38)	(9)	(2)
From net realized gains	(10)	(7)	(28)	(5)
Institutional Class
From net investment income	(781)	(708)	(20)	(6)
From net realized gains	(55)	(105)	(79)	(21)
Investor
From net investment income	(349)	(450)	(1)	— (a)
From net realized gains	(25)	(60)	(4)	(1)
Morgan
From net investment income	(236)	(253)	(2)	— (a)
From net realized gains	(16)	(36)	(10)	(2)
Premier
From net investment income	(376)	(428)	(1)	— (a)
From net realized gains	(26)	(60)	(6)	(1)
Reserve
From net investment income	(10)	(4)	(3)	(1)
From net realized gains	(1)	(1)	(13)	(3)
Service
From net investment income	(88)	(91)	— (a)	— (a)
From net realized gains	(6)	(14)	— (a)	— (a)

Total distributions to shareholders	(6,196)	(6,782)	(239)	(60)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	6,688,968	(7,768,906)	(1,945,106)	1,232,544

NET ASSETS:
Change in net assets	6,688,475	(7,768,949)	(1,945,329)	1,232,662
Beginning of period	53,392,983	61,161,932	15,904,108	14,671,446

End of period	$60,081,458	$53,392,983	$13,958,779	$15,904,108

Accumulated undistributed (distributions in excess of) net investment income	$(1,240)	$(988)	$(503)	$(456)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$446	$417	$—	$—
Net realized gain (loss)	52	74	162	517

Change in net assets resulting from operations	498	491	162	517

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(20)	(25)	(6)	(4)
From net realized gains	(3)	(3)	(41)	(42)
Capital
From net investment income	—	—	(38)	(14)
From net realized gains	—	—	(205)	(190)
Institutional Class
From net investment income	(425)	(347)	(40)	(15)
From net realized gains	(78)	(51)	(235)	(184)
Morgan
From net investment income	(10)	(11)	(6)	(3)
From net realized gains	(1)	(1)	(28)	(33)
Premier
From net investment income	(27)	(33)	(5)	(2)
From net realized gains	(5)	(5)	(28)	(25)
Reserve
From net investment income	— (a)	(1)	— (a)	— (a)
From net realized gains	— (a)	— (a)	(1)	(1)
Service
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)

Total distributions to shareholders	(569)	(477)	(633)	(513)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(31,528)	488,970	99,465	(1,158,441)

NET ASSETS:
Change in net assets	(31,599)	488,984	98,994	(1,158,437)
Beginning of period	4,445,657	3,956,673	23,404,692	24,563,129

End of period	$4,414,058	$4,445,657	$23,503,686	$23,404,692

Accumulated undistributed (distributions in excess of) net investment income	$(191)	$(155)	$(550)	$(455)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,912	$1,636	$284	$266
Net realized gain (loss)	3,160	824	218	78

Change in net assets resulting from operations	5,072	2,460	502	344

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(34)	(29)	(5)	(4)
From net realized gains	(31)	(31)	(3)	—
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	— (a)	—	—
Eagle Class
From net investment income	(129)	(134)	—	—
From net realized gains	(127)	(133)	—	—
E*Trade
From net investment income	—	—	(197)	(194)
From net realized gains	—	—	(94)	—
Institutional Class
From net investment income	(1,079)	(605)	(18)	(41)
From net realized gains	(1,044)	(771)	(9)	—
Morgan
From net investment income	(16)	(27)	(26)	(14)
From net realized gains	(13)	(27)	(14)	—
Premier
From net investment income	(227)	(350)	(4)	(2)
From net realized gains	(211)	(415)	(2)	—
Reserve
From net investment income	(427)	(486)	(2)	(2)
From net realized gains	(433)	(457)	(1)	—
Service
From net investment income	—	—	(29)	(9)
From net realized gains	—	—	(15)	—

Total distributions to shareholders	(3,771)	(3,465)	(419)	(266)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	752,514	236,978	164,471	59,134

NET ASSETS:
Change in net assets	753,815	235,973	164,554	59,212
Beginning of period	19,442,934	19,206,961	2,897,952	2,838,740

End of period	$20,196,749	$19,442,934	$3,062,506	$2,897,952

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$(9)	$6	$3

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$86	$328	$100	$677
Distributions reinvested	— (a)	— (a)	— (a)	— (a)
Cost of shares redeemed	(325)	(1,356)	(992)	(2,034)

Change in net assets resulting from Class B capital transactions	$(239)	$(1,028)	$(892)	$(1,357)

Class C
Proceeds from shares issued	$19,166	$40,993	$490,624	$643,314
Distributions reinvested	2	2	73	41
Cost of shares redeemed	(19,929)	(32,424)	(457,047)	(337,174)

Change in net assets resulting from Class C capital transactions	$(761)	$8,571	$33,650	$306,181

Agency
Proceeds from shares issued	$327,535,472	$356,924,268	$1,366,119	$599,080
Distributions reinvested	134	282	4	6
Cost of shares redeemed	(328,497,424)	(356,891,630)	(1,342,453)	(649,518)

Change in net assets resulting from Agency capital transactions	$(961,818)	$32,920	$23,670	$(50,432)

Capital
Proceeds from shares issued	$735,970,811	$719,046,984	$18,636,462	$20,935,658
Distributions reinvested	11,753	17,012	1,738	1,698
Cost of shares redeemed	(738,035,627)	(719,011,509)	(19,543,918)	(19,948,333)

Change in net assets resulting from Capital capital transactions	$(2,053,063)	$52,487	$(905,718)	$989,023

Cash Management
Proceeds from shares issued	$3,307,838	$2,249,680	$—	$—
Distributions reinvested	109	78	—	—
Cost of shares redeemed	(2,825,546)	(2,198,538)	—	—

Change in net assets resulting from Cash Management capital transactions	$482,401	$51,220	$—	$—

Direct
Proceeds from shares issued	$4,211,565	$2,831,185	$—	$—
Distributions reinvested	—	10	—	—
Cost of shares redeemed	(3,388,143)	(1,989,344)	—	—

Change in net assets resulting from Direct capital transactions	$823,422	$841,851	$—	$—

Eagle Class
Proceeds from shares issued	$490,999	$572,980	$—	$—
Distributions reinvested	37	44	—	—
Cost of shares redeemed	(540,191)	(630,866)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(49,155)	$(57,842)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$3,441,422	$4,430,167
Distributions reinvested	—	—	2,006	2,408
Cost of shares redeemed	—	—	(1,867,510)	(957,157)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$1,575,918	$3,475,418

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$17,876,818	$—	$—	$—
Distributions reinvested	255	— (a)	—	—
Cost of shares redeemed	(14,127,691)	— (a)	—	—

Change in net assets resulting from IM capital transactions	$3,749,382	$— (a)	$—	$—

Institutional Class
Proceeds from shares issued	$132,887,668	$140,245,008	$39,571,799	$26,731,713
Distributions reinvested	1,090	2,281	446	133
Cost of shares redeemed	(134,308,893)	(134,603,869)	(35,780,613)	(26,365,272)

Change in net assets resulting from Institutional Class capital transactions	$(1,420,135)	$5,643,420	$3,791,632	$366,574

Investor
Proceeds from shares issued	$878,123	$662,077	$1,405,159	$9,694,350
Distributions reinvested	101	55	3	56
Cost of shares redeemed	(489,493)	(372,537)	(2,042,764)	(9,508,265)

Change in net assets resulting from Investor capital transactions	$388,731	$289,595	$(637,602)	$186,141

Morgan
Proceeds from shares issued	$117,287,732	$136,511,609	$3,091,013	$8,389,839
Distributions reinvested	135	155	181	240
Cost of shares redeemed	(117,341,813)	(136,728,722)	(3,774,126)	(8,494,856)

Change in net assets resulting from Morgan capital transactions	$(53,946)	$(216,958)	$(682,932)	$(104,777)

Premier
Proceeds from shares issued	$30,752,151	$60,901,255	$1,130,431	$965,328
Distributions reinvested	66	102	2	2
Cost of shares redeemed	(31,183,803)	(61,420,103)	(1,143,014)	(989,372)

Change in net assets resulting from Premier capital transactions	$(431,586)	$(518,746)	$(12,581)	$(24,042)

Reserve
Proceeds from shares issued	$44,409,004	$92,338,737	$42,895,532	$41,580,858
Distributions reinvested	112	117	3	4
Cost of shares redeemed	(44,681,289)	(92,361,282)	(42,907,754)	(41,574,017)

Change in net assets resulting from Reserve capital transactions	$(272,173)	$(22,428)	$(12,219)	$6,845

Service
Proceeds from shares issued	$1,408,892	$1,727,149	$19,434,179	$22,726,885
Distributions reinvested	191	194	4	4
Cost of shares redeemed	(1,500,431)	(1,476,576)	(19,433,880)	(22,726,448)

Change in net assets resulting from Service capital transactions	$(91,348)	$250,767	$303	$441

Total change in net assets resulting from capital transactions	$109,712	$6,353,829	$3,173,229	$5,150,015

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class B
Issued	86	328	100	675
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(325)	(1,356)	(992)	(2,033)

Change in Class B Shares	(239)	(1,028)	(892)	(1,358)

Class C
Issued	19,166	40,993	490,624	643,327
Reinvested	2	2	73	41
Redeemed	(19,929)	(32,424)	(457,047)	(337,171)

Change in Class C Shares	(761)	8,571	33,650	306,197

Agency
Issued	327,535,472	356,924,268	1,366,119	599,073
Reinvested	134	282	4	6
Redeemed	(328,497,424)	(356,891,630)	(1,342,453)	(649,518)

Change in Agency Shares	(961,818)	32,920	23,670	(50,439)

Capital
Issued	735,970,811	719,046,984	18,636,462	20,935,700
Reinvested	11,753	17,012	1,738	1,698
Redeemed	(738,035,627)	(719,011,509)	(19,543,918)	(19,948,333)

Change in Capital Shares	(2,053,063)	52,487	(905,718)	989,065

Cash Management
Issued	3,307,838	2,249,680	—	—
Reinvested	109	78	—	—
Redeemed	(2,825,546)	(2,198,538)	—	—

Change in Cash Management Shares	482,401	51,220	—	—

Direct
Issued	4,211,565	2,831,185	—	—
Reinvested	—	10	—	—
Redeemed	(3,388,143)	(1,989,344)	—	—

Change in Direct Shares	823,422	841,851	—	—

Eagle Class
Issued	490,999	572,980	—	—
Reinvested	37	44	—	—
Redeemed	(540,191)	(630,866)	—	—

Change in Eagle Class Shares	(49,155)	(57,842)	—	—

E*Trade
Issued	—	—	3,441,422	4,430,199
Reinvested	—	—	2,006	2,408
Redeemed	—	—	(1,867,510)	(957,157)

Change in E*Trade Shares	—	—	1,575,918	3,475,450

IM
Issued	17,876,818	—	—	—
Reinvested	255	— (a)	—	—
Redeemed	(14,127,691)	— (a)	—	—

Change in IM Shares	3,749,382	— (a)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	132,887,668	140,245,008	39,571,799	26,731,693
Reinvested	1,090	2,281	446	133
Redeemed	(134,308,893)	(134,603,869)	(35,780,613)	(26,365,272)

Change in Institutional Class Shares	(1,420,135)	5,643,420	3,791,632	366,554

Investor
Issued	878,123	662,077	1,405,159	9,694,303
Reinvested	101	55	3	56
Redeemed	(489,493)	(372,537)	(2,042,764)	(9,508,232)

Change in Investor Shares	388,731	289,595	(637,602)	186,127

Morgan
Issued	117,287,732	136,511,609	3,091,013	8,389,859
Reinvested	135	155	181	240
Redeemed	(117,341,813)	(136,728,722)	(3,774,126)	(8,494,831)

Change in Morgan Shares	(53,946)	(216,958)	(682,932)	(104,732)

Premier
Issued	30,752,151	60,901,255	1,130,431	965,335
Reinvested	66	102	2	2
Redeemed	(31,183,803)	(61,420,103)	(1,143,014)	(989,364)

Change in Premier Shares	(431,586)	(518,746)	(12,581)	(24,027)

Reserve
Issued	44,409,004	92,338,737	42,895,532	41,580,743
Reinvested	112	117	3	4
Redeemed	(44,681,289)	(92,361,282)	(42,907,754)	(41,574,006)

Change in Reserve Shares	(272,173)	(22,428)	(12,219)	6,741

Service
Issued	1,408,892	1,727,149	19,434,179	22,726,877
Reinvested	191	194	4	4
Redeemed	(1,500,431)	(1,476,576)	(19,433,880)	(22,726,448)

Change in Service Shares	(91,348)	250,767	303	433

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$58	$84
Distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(63)	(323)

Change in net assets resulting from Class B capital transactions	$—	$—	$(5)	$(239)

Class C
Proceeds from shares issued	$—	$—	$114,917	$182,038
Distributions reinvested	—	—	3	— (a)
Cost of shares redeemed	—	—	(88,466)	(225,176)

Change in net assets resulting from Class C capital transactions	$—	$—	$26,454	$(43,138)

Agency
Proceeds from shares issued	$169,583,964	$209,089,095	$73,715,082	$70,120,819
Distributions reinvested	53	208	4	9
Cost of shares redeemed	(169,253,745)	(211,702,871)	(75,447,740)	(70,399,538)

Change in net assets resulting from Agency capital transactions	$330,272	$(2,613,568)	$(1,732,654)	$(278,710)

Capital
Proceeds from shares issued	$269,157,121	$256,309,591	$—	$—
Distributions reinvested	1,624	1,807	—	—
Cost of shares redeemed	(262,003,000)	(258,705,708)	—	—

Change in net assets resulting from Capital capital transactions	$7,155,745	$(2,394,310)	$—	$—

Direct
Proceeds from shares issued	$922,160	$842,248	$2,579,091	$2,617,001
Distributions reinvested	—	4	—	5
Cost of shares redeemed	(908,601)	(953,145)	(3,012,864)	(2,595,727)

Change in net assets resulting from Direct capital transactions	$13,559	$(110,893)	$(433,773)	$21,279

Eagle Class
Proceeds from shares issued	$1,024,871	$1,175,166	$—	$—
Distributions reinvested	149	226	— (a)	— (a)
Cost of shares redeemed	(2,512,336)	(1,556,413)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(1,487,316)	$(381,021)	$— (a)	$— (a)

IM
Proceeds from shares issued	$4,979,322	$3,145,597	$15,986,310	$16,042,339
Distributions reinvested	— (a)	8	6	5
Cost of shares redeemed	(4,399,972)	(2,582,285)	(14,872,167)	(14,110,937)

Change in net assets resulting from IM capital transactions	$579,350	$563,320	$1,114,149	$1,931,407

Institutional Class
Proceeds from shares issued	$106,975,416	$63,764,740	$52,301,869	$58,179,162
Distributions reinvested	124	165	36	17
Cost of shares redeemed	(105,795,641)	(64,929,163)	(53,081,442)	(58,438,833)

Change in net assets resulting from Institutional Class capital transactions	$1,179,899	$(1,164,258)	$(779,537)	$(259,654)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$2,180,154	$2,499,033	$711,006	$705,945
Distributions reinvested	374	510	— (a)	— (a)
Cost of shares redeemed	(2,779,131)	(3,272,164)	(766,554)	(768,902)

Change in net assets resulting from Investor capital transactions	$(598,603)	$(772,621)	$(55,548)	$(62,957)

Morgan
Proceeds from shares issued	$79,037,849	$81,354,935	$38,804,784	$47,315,780
Distributions reinvested	48	85	1	1
Cost of shares redeemed	(79,434,214)	(81,714,532)	(38,682,124)	(47,300,727)

Change in net assets resulting from Morgan capital transactions	$(396,317)	$(359,512)	$122,661	$15,054

Premier
Proceeds from shares issued	$58,242,619	$59,312,011	$26,649,005	$30,852,504
Distributions reinvested	28	43	1	1
Cost of shares redeemed	(58,446,850)	(59,850,267)	(26,759,900)	(30,970,212)

Change in net assets resulting from Premier capital transactions	$(204,203)	$(538,213)	$(110,894)	$(117,707)

Reserve
Proceeds from shares issued	$4,997,076	$6,025,168	$31,889,762	$42,479,948
Distributions reinvested	9	2	14	4
Cost of shares redeemed	(4,895,684)	(6,010,800)	(31,985,735)	(42,452,743)

Change in net assets resulting from Reserve capital transactions	$101,401	$14,370	$(95,959)	$27,209

Service
Proceeds from shares issued	$4,529,412	$4,969,492	$—	$—
Distributions reinvested	94	103	— (a)	— (a)
Cost of shares redeemed	(4,514,325)	(4,981,795)	—	—

Change in net assets resulting from Service capital transactions	$15,181	$(12,200)	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$6,688,968	$(7,768,906)	$(1,945,106)	$1,232,544

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class B
Issued	—	—	58	84
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(63)	(323)

Change in Class B Shares	—	—	(5)	(239)

Class C
Issued	—	—	114,917	182,038
Reinvested	—	—	3	— (a)
Redeemed	—	—	(88,466)	(225,176)

Change in Class C Shares	—	—	26,454	(43,138)

Agency
Issued	169,583,964	209,089,095	73,715,082	70,120,819
Reinvested	53	208	4	9
Redeemed	(169,253,745)	(211,702,871)	(75,447,740)	(70,399,538)

Change in Agency Shares	330,272	(2,613,568)	(1,732,654)	(278,710)

Capital
Issued	269,157,121	256,309,591	—	—
Reinvested	1,624	1,807	—	—
Redeemed	(262,003,000)	(258,705,708)	—	—

Change in Capital Shares	7,155,745	(2,394,310)	—	—

Direct
Issued	922,160	842,248	2,579,091	2,617,001
Reinvested	—	4	—	5
Redeemed	(908,601)	(953,145)	(3,012,864)	(2,595,727)

Change in Direct Shares	13,559	(110,893)	(433,773)	21,279

Eagle Class
Issued	1,024,871	1,175,166	—	—
Reinvested	149	226	— (a)	— (a)
Redeemed	(2,512,336)	(1,556,413)	—	—

Change in Eagle Class Shares	(1,487,316)	(381,021)	— (a)	— (a)

IM
Issued	4,979,322	3,145,597	15,986,310	16,042,339
Reinvested	— (a)	8	6	5
Redeemed	(4,399,972)	(2,582,285)	(14,872,167)	(14,110,937)

Change in IM Shares	579,350	563,320	1,114,149	1,931,407

Institutional Class
Issued	106,975,416	63,764,740	52,301,869	58,179,162
Reinvested	124	165	36	17
Redeemed	(105,795,641)	(64,929,163)	(53,081,442)	(58,438,833)

Change in Institutional Class Shares	1,179,899	(1,164,258)	(779,537)	(259,654)

Investor
Issued	2,180,154	2,499,033	711,006	705,945
Reinvested	374	510	— (a)	— (a)
Redeemed	(2,779,131)	(3,272,164)	(766,554)	(768,902)

Change in Investor Shares	(598,603)	(772,621)	(55,548)	(62,957)

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS: (continued)
Morgan
Issued	79,037,849	81,354,935	38,804,784	47,315,780
Reinvested	48	85	1	1
Redeemed	(79,434,214)	(81,714,532)	(38,682,124)	(47,300,727)

Change in Morgan Shares	(396,317)	(359,512)	122,661	15,054

Premier
Issued	58,242,619	59,312,011	26,649,005	30,852,504
Reinvested	28	43	1	1
Redeemed	(58,446,850)	(59,850,267)	(26,759,900)	(30,970,212)

Change in Premier Shares	(204,203)	(538,213)	(110,894)	(117,707)

Reserve
Issued	4,997,076	6,025,168	31,889,762	42,479,948
Reinvested	9	2	14	4
Redeemed	(4,895,684)	(6,010,800)	(31,985,735)	(42,452,743)

Change in Reserve Shares	101,401	14,370	(95,959)	27,209

Service
Issued	4,529,412	4,969,492	—	—
Reinvested	94	103	— (a)	— (a)
Redeemed	(4,514,325)	(4,981,795)	—	—

Change in Service Shares	15,181	(12,200)	— (a)	— (a)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$311,654	$676,075	$79,404,988	$99,386,880
Distributions reinvested	2	3	15	37
Cost of shares redeemed	(460,144)	(701,500)	(79,696,748)	(100,080,873)

Change in net assets resulting from Agency capital transactions	$(148,488)	$(25,422)	$(291,745)	$(693,956)

Capital
Proceeds from shares issued	$—	$—	$28,670,009	$30,292,829
Distributions reinvested	—	—	133	144
Cost of shares redeemed	—	—	(29,421,117)	(30,550,590)

Change in net assets resulting from Capital capital transactions	$—	$—	$(750,975)	$(257,617)

Institutional Class
Proceeds from shares issued	$9,036,513	$7,498,430	$26,295,184	$25,173,550
Distributions reinvested	233	206	80	70
Cost of shares redeemed	(8,876,645)	(6,922,080)	(25,136,281)	(24,793,778)

Change in net assets resulting from Institutional Class capital transactions	$160,101	$576,556	$1,158,983	$379,842

Morgan
Proceeds from shares issued	$792,007	$1,086,560	$117,581,630	$114,731,189
Distributions reinvested	9	9	7	23
Cost of shares redeemed	(777,371)	(1,117,858)	(117,729,842)	(115,074,793)

Change in net assets resulting from Morgan capital transactions	$14,645	$(31,289)	$(148,205)	$(343,581)

Premier
Proceeds from shares issued	$494,129	$795,053	$42,880,471	$54,583,014
Distributions reinvested	13	13	5	7
Cost of shares redeemed	(551,761)	(810,134)	(42,751,490)	(54,813,419)

Change in net assets resulting from Premier capital transactions	$(57,619)	$(15,068)	$128,986	$(230,398)

Reserve
Proceeds from shares issued	$24,817	$62,383	$61,929	$85,989
Distributions reinvested	— (a)	1	1	1
Cost of shares redeemed	(24,984)	(78,191)	(59,509)	(98,721)

Change in net assets resulting from Reserve capital transactions	$(167)	$(15,807)	$2,421	$(12,731)

Service
Distributions reinvested	—	—	— (a)	— (a)

Change in net assets resulting from Service capital transactions	$—	$—	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$(31,528)	$488,970	$99,465	$(1,158,441)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Agency
Issued	311,617	676,069	79,404,988	99,386,880
Reinvested	2	3	15	37
Redeemed	(460,139)	(701,500)	(79,696,748)	(100,080,873)

Change in Agency Shares	(148,520)	(25,428)	(291,745)	(693,956)

Capital
Issued	—	—	28,670,009	30,292,829
Reinvested	—	—	133	144
Redeemed	—	—	(29,421,117)	(30,550,590)

Change in Capital Shares	—	—	(750,975)	(257,617)

Institutional Class
Issued	9,036,553	7,498,432	26,295,184	25,173,550
Reinvested	233	206	80	70
Redeemed	(8,876,623)	(6,922,080)	(25,136,281)	(24,793,778)

Change in Institutional Class Shares	160,163	576,558	1,158,983	379,842

Morgan
Issued	791,997	1,086,560	117,581,630	114,731,189
Reinvested	9	9	7	23
Redeemed	(777,371)	(1,117,848)	(117,729,842)	(115,074,793)

Change in Morgan Shares	14,635	(31,279)	(148,205)	(343,581)

Premier
Issued	494,110	795,047	42,880,471	54,583,014
Reinvested	13	13	5	7
Redeemed	(551,761)	(810,134)	(42,751,490)	(54,813,419)

Change in Premier Shares	(57,638)	(15,074)	128,986	(230,398)

Reserve
Issued	24,817	62,383	61,929	85,989
Reinvested	— (a)	1	1	1
Redeemed	(24,984)	(78,191)	(59,509)	(98,721)

Change in Reserve Shares	(167)	(15,807)	2,421	(12,731)

Service
Reinvested	—	—	— (a)	— (a)

Change in Service Shares	—	—	— (a)	— (a)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,444,926	$1,641,669	$662,016	$693,205
Distributions reinvested	20	21	1	— (a)
Cost of shares redeemed	(1,430,325)	(1,744,807)	(620,102)	(718,709)

Change in net assets resulting from Agency capital transactions	$14,621	$(103,117)	$41,915	$(25,504)

Direct
Distributions reinvested	— (a)	— (a)	—	—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$865,077	$1,066,727	$—	$—
Distributions reinvested	256	266	—	—
Cost of shares redeemed	(895,219)	(1,101,129)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(29,886)	$(34,136)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$589,152	$586,334
Distributions reinvested	—	—	291	194
Cost of shares redeemed	—	—	(580,761)	(468,574)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$8,682	$117,954

Institutional Class
Proceeds from shares issued	$64,216,110	$46,037,282	$674,799	$258,861
Distributions reinvested	212	184	24	38
Cost of shares redeemed	(63,204,811)	(40,674,889)	(710,942)	(237,314)

Change in net assets resulting from Institutional Class capital transactions	$1,011,511	$5,362,577	$(36,119)	$21,585

Morgan
Proceeds from shares issued	$13,579,265	$27,057,066	$892,182	$1,666,187
Distributions reinvested	3	18	36	14
Cost of shares redeemed	(13,749,954)	(27,225,379)	(869,074)	(1,692,027)

Change in net assets resulting from Morgan capital transactions	$(170,686)	$(168,295)	$23,144	$(25,826)

Premier
Proceeds from shares issued	$16,350,585	$26,017,014	$58,886	$69,151
Distributions reinvested	15	27	6	2
Cost of shares redeemed	(16,147,868)	(28,517,595)	(69,875)	(80,831)

Change in net assets resulting from Premier capital transactions	$202,732	$(2,500,554)	$(10,983)	$(11,678)

Reserve
Proceeds from shares issued	$14,127,611	$31,097,009	$3,751,415	$10,647,159
Distributions reinvested	71	65	1	— (a)
Cost of shares redeemed	(14,403,460)	(33,416,571)	(3,772,722)	(10,659,502)

Change in net assets resulting from Reserve capital transactions	$(275,778)	$(2,319,497)	$(21,306)	$(12,343)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$3,322,113	$3,471,198
Distributions reinvested	—	—	44	9
Cost of shares redeemed	—	—	(3,163,019)	(3,476,261)

Change in net assets resulting from Service capital transactions	$—	$—	$159,138	$(5,054)

Total change in net assets resulting from capital transactions	$752,514	$236,978	$164,471	$59,134

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Agency
Issued	1,444,926	1,641,669	662,016	693,205
Reinvested	20	21	1	— (a)
Redeemed	(1,430,325)	(1,744,737)	(620,102)	(718,709)

Change in Agency Shares	14,621	(103,047)	41,915	(25,504)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class
Issued	865,077	1,066,696	—	—
Reinvested	256	266	—	—
Redeemed	(895,219)	(1,101,129)	—	—

Change in Eagle Class Shares	(29,886)	(34,167)	—	—

E*Trade
Issued	—	—	589,152	586,334
Reinvested	—	—	291	194
Redeemed	—	—	(580,761)	(468,574)

Change in E*Trade Shares	—	—	8,682	117,954

Institutional Class
Issued	64,216,110	46,037,282	674,799	258,861
Reinvested	212	184	24	38
Redeemed	(63,204,811)	(40,674,649)	(710,942)	(237,314)

Change in Institutional Class Shares	1,011,511	5,362,817	(36,119)	21,585

Morgan
Issued	13,579,265	27,056,762	892,182	1,666,187
Reinvested	3	18	36	14
Redeemed	(13,749,954)	(27,225,379)	(869,074)	(1,692,027)

Change in Morgan Shares	(170,686)	(168,599)	23,144	(25,826)

Premier
Issued	16,350,585	26,017,014	58,886	69,151
Reinvested	15	27	6	2
Redeemed	(16,147,868)	(28,517,531)	(69,875)	(80,831)

Change in Premier Shares	202,732	(2,500,490)	(10,983)	(11,678)

Reserve
Issued	14,127,611	31,096,971	3,751,415	10,647,159
Reinvested	71	65	1	— (a)
Redeemed	(14,403,460)	(33,416,571)	(3,772,722)	(10,659,502)

Change in Reserve Shares	(275,778)	(2,319,535)	(21,306)	(12,343)

Service
Issued	—	—	3,322,113	3,471,198
Reinvested	—	—	44	9
Redeemed	—	—	(3,163,019)	(3,476,261)

Change in Service Shares	—	—	159,138	(5,054)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class B
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Class C
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Cash Management
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$619	0.22%	0.01%	1.16%
1.00	0.01	858	0.23	0.01	1.16
1.00	0.01	1,886	0.33	0.01	1.16
1.00	0.01	2,829	0.29	0.01	1.16
1.00	0.01	4,473	0.31	0.01	1.16

1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16
1.00	0.01	9,993	0.29	0.01	1.16
1.00	0.01	12,361	0.32	0.01	1.16

1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31
1.00	0.04	8,019,311	0.26	0.04	0.31
1.00	0.07	12,815,353	0.26	0.07	0.31

1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21
1.00	0.12	75,485,880	0.18	0.12	0.21
1.00	0.15	76,648,261	0.18	0.14	0.21

1.00	0.01	1,236,050	0.22	0.01	0.96
1.00	0.01	753,657	0.23	0.01	0.96
1.00	0.01	702,440	0.32	0.01	0.96
1.00	0.01	527,614	0.29	0.01	0.96
1.00	0.01	565,910	0.32	0.01	0.96

1.00	0.04	2,419,449	0.19	0.04	0.31
1.00	0.02	1,596,040	0.21	0.02	0.31
1.00	0.04	754,195	0.30	0.04	0.31
1.00	0.02	1,558,831	0.28	0.02	0.31
1.00	0.03	1,183,658	0.29	0.03	0.31

1.00	0.01	324,169	0.22	0.01	0.71
1.00	0.01	373,324	0.23	0.01	0.71
1.00	0.01	431,169	0.35	0.01	0.71
1.00	0.01	838,513	0.29	0.01	0.71
1.00	0.01	1,207,045	0.41	0.01	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
IM
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (e) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Investor
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.07%	$3,749,460	0.16%	0.08%	0.16%
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26
1.00	0.09	26,769,490	0.21	0.09	0.26
1.00	0.12	29,886,053	0.21	0.11	0.26

1.00	0.01	1,081,648	0.22	0.01	0.51
1.00	0.01	692,922	0.23	0.01	0.51
1.00	0.01	403,330	0.33	0.01	0.51
1.00	0.01	520,797	0.29	0.01	0.51
1.00	0.01	480,917	0.32	0.01	0.51

1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51
1.00	0.01	2,667,326	0.29	0.01	0.51
1.00	0.01	2,936,414	0.31	0.01	0.51

1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46
1.00	0.01	3,338,000	0.29	0.01	0.46
1.00	0.01	5,021,450	0.31	0.01	0.46

1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71
1.00	0.01	1,526,992	0.29	0.01	0.71
1.00	0.01	1,781,936	0.31	0.01	0.71

1.00	0.01	1,723,144	0.22	0.01	1.06
1.00	0.01	1,814,501	0.23	0.01	1.06
1.00	0.01	1,563,743	0.32	0.01	1.06
1.00	0.01	1,419,924	0.29	0.01	1.06
1.00	0.01	1,088,239	0.31	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class B
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Class C
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Agency
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Capital
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

E*Trade
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Institutional Class
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Investor
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$1,394	0.23%	0.01%	1.17%
1.00	0.01	2,286	0.24	0.01	1.18
1.00	0.01	3,643	0.35	0.01	1.17
1.00	0.01	6,248	0.30	0.01	1.17
1.00	0.02	9,102	0.33	0.01	1.17

1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17
1.00	0.01	398,734	0.30	0.01	1.17
1.00	0.02	419,195	0.33	0.01	1.18

1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32
1.00	0.05	134,975	0.26	0.05	0.32
1.00	0.09	415,248	0.26	0.08	0.33

1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22
1.00	0.13	2,985,462	0.18	0.13	0.22
1.00	0.17	2,296,780	0.18	0.16	0.22

1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07
1.00	0.05	199,806	0.26	0.05	1.07
1.00	0.06	187,244	0.29	0.05	1.07

1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27
1.00	0.10	4,243,305	0.21	0.10	0.27
1.00	0.14	2,183,936	0.21	0.13	0.27

1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52
1.00	0.01	562,453	0.30	0.01	0.52
1.00	0.02	491,592	0.33	0.01	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Morgan
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Premier
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Reserve
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$1,684,561	0.24%	0.01%	0.62%
1.00	0.01	2,367,494	0.24	0.01	0.63
1.00	0.01	2,472,266	0.34	0.01	0.62
1.00	0.01	2,975,898	0.30	0.01	0.62
1.00	0.02	2,964,774	0.33	0.01	0.62

1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48
1.00	0.01	154,775	0.34	0.01	0.47
1.00	0.01	166,487	0.30	0.01	0.47
1.00	0.02	231,302	0.33	0.01	0.47

1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73
1.00	0.01	178,029	0.34	0.01	0.72
1.00	0.01	249,909	0.30	0.01	0.72
1.00	0.02	286,293	0.33	0.01	0.72

1.00	0.01	118,759	0.24	0.01	1.07
1.00	0.01	118,455	0.24	0.01	1.08
1.00	0.01	118,015	0.34	0.01	1.07
1.00	0.01	156,429	0.30	0.01	1.07
1.00	0.02	216,160	0.33	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Investor
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$7,428,617	0.08%	0.01%		0.31%
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(e)	9,712,330	0.17	0.00	(e)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31
1.00	0.02		7,720,013	0.24	0.00	(e)	0.31

1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21
1.00	0.08		34,776,795	0.18	0.06		0.21

1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(e)	392,336	0.17	0.00	(e)	0.31
1.00	0.01		645,927	0.12	0.01		0.31
1.00	0.02		377,821	0.24	0.00	(e)	0.31

1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(e)	8,263,941	0.17	0.00	(e)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26
1.00	0.05		11,591,430	0.21	0.03		0.26

1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(e)	4,437,341	0.17	0.00	(e)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51
1.00	0.02		3,266,727	0.24	0.00	(e)	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,039,361	0.08%	0.01%		0.61%
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(e)	2,795,260	0.17	0.00	(e)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61
1.00	0.02		2,381,884	0.24	0.00	(e)	0.61

1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(e)	4,184,299	0.17	0.00	(e)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46
1.00	0.02		4,769,530	0.24	0.00	(e)	0.46

1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(e)	34,522	0.17	0.00	(e)	0.71
1.00	0.01		23,828	0.14	0.00	(e)	0.71
1.00	0.02		44,382	0.24	0.00	(e)	0.71

1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(e)	910,554	0.17	0.00	(e)	1.06
1.00	0.01		867,708	0.13	0.00	(e)	1.06
1.00	0.02		561,970	0.24	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Year Ended February 28, 2015	$1.00	$—		$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Class C
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Investor
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$144	0.07%	0.00	%(e)	1.16%
1.00	0.00	(e)	150	0.09	0.00	(e)	1.16
1.00	0.00	(e)	389	0.15	0.00	(e)	1.16
1.00	0.00	(e)	515	0.09	0.00	(e)	1.16
1.00	0.01		617	0.21	0.00	(e)	1.16

1.00	0.00	(e)	168,863	0.07	0.00	(e)	1.16
1.00	0.00	(e)	142,412	0.08	0.00	(e)	1.16
1.00	0.00	(e)	185,554	0.15	0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09	0.00	(e)	1.16
1.00	0.01		175,024	0.21	0.00	(e)	1.16

1.00	0.00	(e)	858,260	0.07	0.00	(e)	0.31
1.00	0.00	(e)	2,590,914	0.08	0.00	(e)	0.31
1.00	0.00	(e)	2,869,561	0.15	0.00	(e)	0.31
1.00	0.00	(e)	998,134	0.09	0.00	(e)	0.31
1.00	0.01		2,052,542	0.21	0.00	(e)	0.31

1.00	0.00	(e)	1,222,018	0.07	0.00	(e)	0.31
1.00	0.00	(e)	1,655,840	0.08	0.00	(e)	0.31
1.00	0.00	(e)	1,634,584	0.15	0.00		0.31
1.00	0.00	(e)	2,070,205	0.08	0.00	(e)	0.31
1.00	0.01		1,197,068	0.21	0.00	(e)	0.31

1.00	0.00	(e)	100	0.07	0.00	(e)	0.71
1.00	0.00	(e)	100	0.08	0.00	(e)	0.71
1.00	0.00	(e)	100	0.15	0.00		0.71

1.00	0.00	(e)	3,045,746	0.07	0.00	(e)	0.16
1.00	0.00	(e)	1,931,586	0.07	0.00	(e)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.00	(e)	6,516,731	0.07	0.00	(e)	0.26
1.00	0.00	(e)	7,296,339	0.08	0.00	(e)	0.26
1.00	0.00	(e)	7,555,937	0.15	0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08	0.00	(e)	0.26
1.00	0.02		5,796,795	0.20	0.01		0.26

1.00	0.00	(e)	181,909	0.07	0.00	(e)	0.51
1.00	0.00	(e)	237,466	0.08	0.00	(e)	0.51
1.00	0.00	(e)	300,429	0.15	0.00		0.51
1.00	0.00	(e)	381,781	0.08	0.00	(e)	0.51
1.00	0.01		461,529	0.21	0.00	(e)	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 28, 2015	$1.00	$—		$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$734,788	0.07%	0.00	%(e)	0.61%
1.00	0.00	(e)	612,152	0.08	0.00	(e)	0.61
1.00	0.00	(e)	597,117	0.15	0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10	0.00	(e)	0.61
1.00	0.01		875,074	0.21	0.00	(e)	0.61

1.00	0.00	(e)	383,019	0.07	0.00	(e)	0.46
1.00	0.00	(e)	493,950	0.08	0.00	(e)	0.46
1.00	0.00	(e)	611,667	0.15	0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09	0.00	(e)	0.46
1.00	0.01		720,085	0.21	0.00	(e)	0.46

1.00	0.00	(e)	847,101	0.07	0.00	(e)	0.71
1.00	0.00	(e)	943,099	0.08	0.00	(e)	0.71
1.00	0.00	(e)	915,908	0.15	0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09	0.00	(e)	0.71
1.00	0.01		1,074,397	0.21	0.00	(e)	0.71

1.00	0.00	(e)	100	0.07	0.00	(e)	1.06
1.00	0.00	(e)	100	0.08	0.00	(e)	1.06
1.00	0.00	(e)	100	0.15	0.00	(e)	1.06
1.00	0.00	(e)	100	0.09	0.00	(e)	1.06
1.00	0.01		100	0.21	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Institutional Class
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Morgan
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Premier
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Reserve
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—		—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$84,778	0.07%	0.00	%(c)	0.35%
1.00	0.01		233,285	0.08	0.01		0.34
1.00	0.01		258,642	0.11	0.01		0.33
1.00	0.00	(c)	786,165	0.11	0.00	(c)	0.33
1.00	0.02		1,070,681	0.22	0.00	(c)	0.31

1.00	0.01		3,995,934	0.06	0.01		0.30
1.00	0.01		3,835,871	0.07	0.01		0.29
1.00	0.01		3,259,389	0.12	0.01		0.28
1.00	0.00	(c)	4,325,820	0.10	0.00	(c)	0.28
1.00	0.04		5,169,215	0.21	0.02		0.26

1.00	0.01		111,292	0.07	0.01		0.65
1.00	0.01		96,652	0.07	0.01		0.64
1.00	0.01		127,920	0.12	0.01		0.63
1.00	0.00	(c)	140,119	0.11	0.00	(c)	0.63
1.00	0.02		260,943	0.22	0.00	(c)	0.61

1.00	0.01		219,792	0.06	0.01		0.50
1.00	0.01		277,420	0.07	0.01		0.49
1.00	0.01		292,491	0.12	0.01		0.48
1.00	0.00	(c)	435,501	0.11	0.00	(c)	0.48
1.00	0.02		669,328	0.22	0.00	(c)	0.46

1.00	0.01		2,262	0.06	0.01		0.75
1.00	0.01		2,429	0.09	0.00	(c)	0.74
1.00	0.01		18,231	0.12	0.01		0.73
1.00	0.00	(c)	11,368	0.09	0.01		0.73
1.00	0.02		6,455	0.23	0.00	(c)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 28, 2015	$1.00	$—		$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Capital
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Institutional Class
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Morgan
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Premier
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Reserve
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 28, 2015	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(c)	$1,700,093	0.05%	0.00%		0.31%
1.00	0.00	(c)	1,991,907	0.07	0.00		0.31
1.00	0.00	(c)	2,685,908	0.10	0.00		0.31
1.00	0.00	(c)	1,914,902	0.06	0.00	(c)	0.31
1.00	0.01		1,828,609	0.16	0.00	(c)	0.31

1.00	0.00	(c)	8,717,551	0.04	0.00		0.21
1.00	0.00	(c)	9,468,647	0.06	0.00		0.21
1.00	0.00	(c)	9,726,191	0.10	0.00		0.21
1.00	0.00	(c)	8,254,673	0.05	0.00	(c)	0.21
1.00	0.01		5,104,707	0.16	0.00	(c)	0.21

1.00	0.00	(c)	10,302,127	0.04	0.00		0.26
1.00	0.00	(c)	9,143,359	0.06	0.00		0.26
1.00	0.00	(c)	8,763,499	0.10	0.00	(c)	0.26
1.00	0.00	(c)	7,246,605	0.06	0.00	(c)	0.26
1.00	0.01		6,677,266	0.16	0.00	(c)	0.26

1.00	0.00	(c)	1,477,551	0.05	0.00		0.61
1.00	0.00	(c)	1,625,797	0.07	0.00		0.61
1.00	0.00	(c)	1,969,401	0.10	0.00	(c)	0.61
1.00	0.00	(c)	1,512,492	0.05	0.00	(c)	0.61
1.00	0.01		1,391,343	0.16	0.00	(c)	0.61

1.00	0.00	(c)	1,259,597	0.04	0.00		0.46
1.00	0.00	(c)	1,130,636	0.07	0.00		0.46
1.00	0.00	(c)	1,361,053	0.10	0.00	(c)	0.46
1.00	0.00	(c)	1,482,938	0.06	0.00	(c)	0.46
1.00	0.01		1,760,070	0.16	0.00	(c)	0.46

1.00	0.00	(c)	46,667	0.04	0.00		0.71
1.00	0.00	(c)	44,246	0.07	0.00		0.71
1.00	0.00	(c)	56,977	0.10	0.00	(c)	0.71
1.00	0.00	(c)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(c)	0.71

1.00	0.00	(c)	100	0.04	0.00		1.06
1.00	0.00	(c)	100	0.06	0.00		1.06
1.00	0.00	(c)	100	0.10	0.00		1.06
1.00	0.00	(c)	100	0.06	0.00	(c)	1.06
1.00	0.01		100	0.16	0.00	(c)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$322,389	0.07%	0.01%		0.31%
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(e)	0.31
1.00	0.01	693,197	0.21	0.01		0.31
1.00	0.08	791,812	0.26	0.04		0.31

1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(e)	0.31
1.00	0.01	100	0.22	0.00	(e)	0.31
1.00	0.05	100	0.29	0.01		0.31

1.00	0.02	1,299,916	0.07	0.01		0.71
1.00	0.02	1,329,718	0.11	0.01		0.71
1.00	0.02	1,363,619	0.20	0.01		0.71
1.00	0.02	1,028,433	0.21	0.01		0.71
1.00	0.03	1,131,461	0.36	0.01		0.87

1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26
1.00	0.03	6,362,480	0.19	0.03		0.26
1.00	0.13	10,925,258	0.21	0.09		0.26

1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(e)	0.61
1.00	0.01	422,534	0.22	0.00	(e)	0.61
1.00	0.03	535,623	0.30	0.00	(e)	0.61

1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(e)	0.46
1.00	0.01	2,865,171	0.22	0.00	(e)	0.46
1.00	0.03	2,710,731	0.30	0.00	(e)	0.46

1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(e)	0.71
1.00	0.01	7,340,658	0.22	0.00	(e)	0.71
1.00	0.03	6,317,759	0.30	0.00	(e)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

E*Trade
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Institutional Class
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Morgan
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Premier
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Reserve
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2013	1.00	—		—	(b)	—	(b)	—		—		—
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$81,196	0.12%	0.01%		0.32%
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32
1.00	0.07		121,010	0.26	0.06		0.32
1.00	0.13		31,324	0.26	0.12		0.32

1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07
1.00	0.01		1,736,816	0.31	0.01		1.07
1.00	0.02		1,696,495	0.36	0.01		1.07

1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27
1.00	0.11		548,856	0.21	0.12		0.27
1.00	0.18		942,748	0.21	0.17		0.27

1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(c)	330,333	0.19	0.00	(c)	0.62
1.00	0.00		356,149	0.29	0.00	(c)	0.62
1.00	0.00	(c)	334,195	0.32	0.00	(c)	0.62
1.00	0.01		320,868	0.37	0.00	(c)	0.62

1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(c)	40,357	0.19	0.00	(c)	0.47
1.00	0.00		52,034	0.29	0.00	(c)	0.47
1.00	0.00	(c)	78,792	0.32	0.00	(c)	0.47
1.00	0.01		113,158	0.37	0.00	(c)	0.47

1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(c)	32,909	0.19	0.00	(c)	0.72
1.00	0.00		45,250	0.30	0.00		0.72
1.00	0.00	(c)	54,714	0.32	0.00	(c)	0.72
1.00	0.01		59,602	0.37	0.00	(c)	0.72

1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(c)	238,328	0.19	0.00	(c)	1.07
1.00	0.00		243,374	0.29	0.00		1.07
1.00	0.00	(c)	273,172	0.32	0.00	(c)	1.07
1.00	0.01		313,757	0.37	0.00	(c)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$116,094,440	$—	$116,094,440

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$20,130,743	$—	$20,130,743

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$59,087,678	$—	$59,087,678

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$13,617,159	$—	$13,617,159

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,224,481	$—	$4,224,481

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$23,467,623	$—	$23,467,623

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$20,170,822	$—	$20,170,822

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,046,864	$—	$3,046,864

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2015.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following are the value and percentage of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$4,252,750	3.7%
Liquid Assets Money Market Fund	715,000	3.6
U.S. Government Money Market Fund	500,000	0.8
Tax Free Money Market Fund	108,805	0.5
Municipal Money Market Fund	140,220	4.6

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) credit guidelines. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed/ (distributions in excess of) net investment income		Accumulated net realized gains (losses)
U.S. Treasury Plus Money Market Fund	$—	(a)	$—	(a)	$—

(a)	Amount rounds to less than $1,000.

The reclassifications for the Fund relates primarily to non-deductible expenses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the year ended February 28, 2015, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$4
Liquid Assets Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2015, and are in place until at least June 30, 2015.

In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2015. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Prime Money Market Fund	$192	—	$40,252	$40,444	—
Liquid Assets Money Market Fund	423	$266	10,642	11,331	—
U.S. Government Money Market Fund	2,231	1,425	16,703	20,359	—
U.S. Treasury Plus Money Market Fund	492	311	4,906	5,709	—
Federal Money Market Fund	946	661	2,547	4,154	$699
100% Treasury Securities Money Market Fund	1,458	1,117	8,732	11,307	—
Tax Free Money Market Fund	1,021	857	6,075	7,953	—
Municipal Money Market Fund	195	127	1,548	1,870	—

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Voluntary Waivers
	Investment Advisory		Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	—		—	$29,515	$19,520	$49,035
Liquid Assets Money Market Fund	$—	(a)	—	18,143	47,334	65,477
U.S. Government Money Market Fund	35,205		$8,366	53,702	11,100	108,373
U.S. Treasury Plus Money Market Fund	9,740		2,976	14,383	4,119	31,218
Federal Money Market Fund	2,467		1,305	2,761	100	6,633
100% U.S. Treasury Securities Money Market Fund	16,503		8,355	17,369	1,541	43,768
Tax Free Money Market Fund	12,188		3,671	29,281	14,066	59,206
Municipal Money Market Fund	917		152	6,685	13,954	21,708

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the year ended February 28, 2015 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$5	$2
Class C	129	43
Agency	—	11,176
Capital	—	30,876
Cash Management	5,028	3,017
Direct	—	3,514
Eagle Class	842	1,010
Institutional Class	—	30,971
Investor	—	3,196
Morgan	—	7,837
Premier	—	5,293
Reserve	3,030	3,636
Service	10,486	5,243

	$19,520	$105,814

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$14		$4
Class C	4,898		1,633
Agency	—		127
Capital	—		1,718
E*Trade	39,565		19,783
Institutional Class	—		4,975
Investor	—		602
Morgan	1,791		6,270
Premier	—		411
Reserve	493		591
Service	681		341

	$47,442		$36,455

U.S. Government Money Market Fund
Agency	$—		$11,163
Capital	—		13,779
Direct	—		480
Eagle Class	3,492		4,191
Institutional Class	—		7,514
Investor	—		11,724
Morgan	2,270		7,945
Premier	—		10,787
Reserve	235		282
Service	5,103		2,551

	$11,100		$70,416

U.S. Treasury Plus Money Market Fund
Class B	$1		$—	(a)
Class C	1,118		373
Agency	—		2,884
Direct	—		2,482
Eagle Class	—	(a)	—	(a)
Institutional Class	—		6,161
Investor	—		793
Morgan	691		2,416
Premier	—		1,415
Reserve	2,309		2,771
Service	—		1

	$4,119		$19,296

Federal Money Market Fund
Agency	$—		$282
Institutional Class	—		3,925
Morgan	94		329
Premier	—		765
Reserve	6		7

	$100		$5,308

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Distribution	Shareholder Servicing
100% U.S. Treasury Securities Money Market Fund
Agency	$—	$2,850
Capital	—	4,650
Institutional Class	—	9,831
Morgan	1,427	4,998
Premier	—	3,636
Reserve	113	136
Service	1	—	(a)

	$1,541	$26,101

Tax Free Money Market Fund
Agency	$—	$510
Direct	—	—	(a)
Eagle Class	3,216	3,859
Institutional Class	—	10,787
Morgan	161	564
Premier	—	6,810
Reserve	10,689	12,826

	$14,066	$35,356

Municipal Money Market Fund
Agency	$—	$86
E*Trade	11,800	5,899
Institutional Class	—	194
Morgan	284	993
Premier	—	125
Reserve	48	58
Service	1,822	912

	$13,954	$8,267

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$40,577	$—	$—	$40,577
Liquid Assets Money Market Fund	6,476	—	—	6,476
U.S. Government Money Market Fund	6,196	—	—	6,196
U.S. Treasury Plus Money Market Fund	239	—	—	239
Federal Money Market Fund	569	—	—	569
100% U.S. Treasury Securities Money Market Fund	633	—	—	633
Tax Free Money Market Fund	391	1,484	1,896	3,771
Municipal Money Market Fund	89	53	277	419

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Long- Term Capital Gains		Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$50,526	$—		$—	$50,526
Liquid Assets Money Market Fund	6,124	—		—	6,124
U.S. Government Money Market Fund	6,776	6		—	6,782
U.S. Treasury Plus Money Market Fund	60	—	(a)	—	60
Federal Money Market Fund	477	—		—	477
100% U.S. Treasury Securities Money Market Fund	513	—	(a)	—	513
Tax Free Money Market Fund	1,013	828		1,624	3,465
Municipal Money Market Fund	1	—		265	266

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$5,694	$—	$—	$—
Liquid Assets Money Market Fund	385	—	—	—
U.S. Government Money Market Fund	327	—	—	—
U.S. Treasury Plus Money Market Fund	4	—	—	—
Federal Money Market Fund	34	—	—	—
100% U.S. Treasury Securities Money Market Fund	50	—	—	—
Tax Free Money Market Fund	707	653	755	—
Municipal Money Market Fund	8	—	82	—

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation.

As of February 28, 2015, the Funds did not have any net capital loss carryforwards.

During the year ended February 28, 2015 the Municipal Money Market Fund utilized capital loss carryforwards in the amount of approximately $65,000.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

As of February 28, 2015, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2015, were as follows (amounts in thousands):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$61,455	92	$41

Interest earned, if any, as a result of lending money to another fund as of February 28, 2015 is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

In addition, as of February 28, 2015, Liquid Assets Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund, each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2015 meeting, the Funds’ Board of Trustees approved management’s preliminary recommendation that the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund seek to qualify as Retail money market funds on or before October 14, 2016, that the JPMorgan Prime Money Market Fund will not seek to qualify as a Retail or a Government money market fund and will be required to comply with the floating NAV and liquidity fees and redemption gate requirements by no later than October 14, 2016, and that the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund seek to qualify as Government money market funds on or before October 14, 2016.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Municipal Money Market Fund and JPMorgan U.S. Government Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Tax Free Money Market Fund (each a separate fund of JPMorgan Trust I) and JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (each a separate fund of JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	127

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	129

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual	$1,000.00	$1,000.10	$1.14	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23
Class C
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Agency
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Capital
Actual	1,000.00	1,000.30	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
Cash Management
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Direct
Actual	1,000.00	1,000.20	0.99	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Eagle Class
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
IM
Actual	1,000.00	1,000.40	0.79	0.16
Hypothetical	1,000.00	1,024.00	0.80	0.16
Institutional Class
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual	$1,000.00	$1,000.10	$1.14	0.23%
Hypothetical	1,000.00	1,023.65	1.15	0.23
Morgan
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Premier
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Reserve
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Service
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

Liquid Assets Money Market Fund
Class B
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Class C
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Agency
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Capital
Actual	1,000.00	1,000.40	0.89	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
E*Trade
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Institutional Class
Actual	1,000.00	1,000.20	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21
Investor
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Morgan
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Premier
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Reserve
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Service
Actual	1,000.00	1,000.10	1.19	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	131

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Capital
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical	1,000.00	1,024.40	0.40	0.08
Direct
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Eagle Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
IM
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Institutional Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Investor
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Morgan
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Premier
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Reserve
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Service
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

U.S. Treasury Plus Money Market Fund
Class B
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Class C
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Agency
Actual	1,000.00	1,000.00	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Direct
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Eagle Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
IM
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Institutional Class
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Investor
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Reserve
Actual	1,000.00	1,000.00	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Service
Actual	1,000.00	1,000.00	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Premier
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Reserve
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Capital
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Institutional Class
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Morgan
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Premier
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Reserve
Actual	1,000.00	1,000.00	0.20	0.04
Hypothetical	1,000.00	1,024.60	0.20	0.04
Service
Actual	1,000.00	1,000.00	0.15	0.03
Hypothetical	1,000.00	1,024.65	0.15	0.03

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Direct
Actual	$1,000.00	$1,000.20	$0.25	0.05%
Hypothetical	1,000.00	1,024.55	0.25	0.05
Eagle Class
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Institutional Class
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Morgan
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Premier
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Reserve
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
E*Trade
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Institutional Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Morgan
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Premier
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Reserve
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11
Service
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
Tax Free Money Market Fund	$1,484
Municipal Money Market Fund	53

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2015 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$19,171	$684
Liquid Assets Money Market Fund	3,126	137
U.S. Government Money Market	5,749	422
U.S. Treasury Plus Money Market Fund	44	192
Federal Money Market	482	87
100% U.S. Treasury Securities Money Market Fund	94	538

Tax-Exempt Income

Each fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2015:

Exempt Distributions Paid
Tax Free Money Market Fund	99.19%
Municipal Money Market Fund	98.74

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015:

Income from U.S. Treasury Obligations
Prime Money Market Fund	0.49%
Liquid Assets Money Market Fund	0.32
U.S. Government Money Market Fund	5.60
U.S. Treasury Plus Money Market Fund	62.87
Federal Money Market	20.32
100% U.S. Treasury Securities Money Market Fund	99.76

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	135

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡  Social Security number and account balances

¡  transaction history and account transactions

¡  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡  open an account or provide contact information

¡  give us your account information or pay us by check

¡  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡  sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡  affiliates from using your information to market to you

¡  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-MMKT-215

Annual Report

J.P. Morgan Income Funds

February 28, 2015

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well during the twelve month period. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities – notably crude oil – drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank (ECB) and Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S. Treasury securities given their relatively higher yields.

Among other sectors of the bond market, debt securities of longer duration and lower credit quality generally outperformed shorter duration and higher rated securities as investors sought higher yields. However, high-yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt bonds of energy sector companies, which make up a significant portion of high-yield issuance. For the twelve months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 5.1%.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.29%
Barclays U.S. Aggregate Index	5.05%
Barclays U.S. Corporate Index	6.54%

Net Assets as of 2/28/2015 (In Thousands)	$1,565,536
Duration as of 2/28/2015	7.3 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class shares outperformed the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index (collectively, the “indexes”).

The Fund’s security selection in the energy and financials sectors made a positive contribution to performance relative to the indexes. Within the financials sector, the Fund’s allocation to preferred subordinated bank debt securities contributed to relative performance. Within the energy sector, the Fund’s underweight position in the oil services subsector contributed to performance relative to the indexes.

The Fund’s allocation to the energy sector detracted from performance relative to the indexes, but the negative impact was offset by security selection within the sector.

HOW WAS THE FUND POSITIONED?

The Fund relied on a thorough research process with a particular emphasis on three key areas; macro credit strategy, which determines the credit bias of the portfolio; sector strategy that helps determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. During the twelve months, the Fund’s managers maintained an overweight risk position amid a market that had generally been supportive of corporate bonds. That risk position was expressed through an allocation into high yield debt securities (also known as “junk bonds”), which was funded from an underweight position in investment grade corporate credit securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	86.3%
Preferred Securities	4.8
U.S. Treasury Obligation	2.3
Short-Term Investments	6.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		6.94%	3.64%
With Sales Charge*		2.96	1.67
CLASS C SHARES	March 1, 2013
Without CDSC		6.36	3.15
With CDSC**		5.36	3.15
CLASS R6 SHARES	March 1, 2013	7.27	4.05
SELECT CLASS SHARES	March 1, 2013	7.29	3.96

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Corporate Bond Fund, the Barclays U.S. Aggregate Index, the Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	4.49%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified	4.69%

Net Assets as of 2/28/2015 (In Thousands)	$22,340
Duration as of 2/28/2015	5.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (the “Benchmark”).

The Fund’s security selection in Africa and its use of U.S. Treasury debt futures to shorten the overall duration of the Fund detracted from absolute performance for the twelve month period. Duration measures the price sensitivity of a bond or a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s security selection in Nigeria and Colombia were leading detractors from performance relative to the Benchmark.

The Fund’s underweight allocation to certain nations in the Commonwealth of Independent States, a bloc comprising former Soviet Republics, and its overweight position and security selection in Latin America made a positive contribution to absolute performance. The Fund’s underweight position in Russia and its overweight position and security selection in Mexico were leading contributors to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments and participations (loans), commitments to purchase loan assignments, private placements, restricted securities, and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar denominated debt investments and was heavily weighted to Latin America and Asia.

PORTFOLIO COMPOSITION***
Corporate Bonds	95.4%
Foreign Government Securities	1.9
U.S. Treasury Obligation	0.2
Short-Term Investment	2.5

PORTFOLIO COMPOSITION BY COUNTRY***
Cayman Islands	14.2%
Mexico	11.5
Chile	8.9
United Kingdom	7.0
Turkey	6.1
United Arab Emirates	4.5
United States	4.4
Peru	4.0
Luxembourg	3.4
South Korea	2.9
India	2.8
Brazil	2.7
Panama	2.7
Thailand	2.6
Argentina	2.2
Colombia	2.2
Hong Kong	1.9
Singapore	1.9
Israel	1.8
Netherlands	1.5
Canada	1.4
Russia	1.0
Morocco	1.0
Others (each less than 1.0%)	4.9
Short-Term Investment	2.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2013
Without Sales Charge		4.24%	6.54%
With Sales Charge*		0.35	3.83
CLASS C SHARES	September 4, 2013
Without CDSC		3.73	6.01
With CDSC**		2.73	6.01
CLASS R6 SHARES	September 4, 2013	4.76	7.05
SELECT CLASS SHARES	September 4, 2013	4.49	6.78

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and CEMBI Diversified are administered by JPMorgan Securities, Inc., an affiliate of the adviser. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a

market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.27%
J.P. Morgan Emerging Markets Bond Index Global(1)	4.91%

Net Assets as of 2/28/2015 (In Thousands)	$907,500
Duration as of 2/28/2015	6.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”).

The Fund’s security selection in Latin America was a leading detractor from performance relative to the Benchmark. The Fund’s security selection and overweight position in Venezuela and its overweight position and security selection in Brazil also detracted from performance relative to the Benchmark. Rampant inflation and shortages of consumer goods have led to instability in Venezuela, while Brazil’s government has come under pressure from corruption investigations of the country’s national energy company, commonly known as Petrobras.

The Fund’s foreign currency positioning made a positive contribution to performance relative to the Benchmark. The Fund’s underweight position, security selection and its short position in the Russian ruble was also a leading contributor to performance relative to the Benchmark. The Russian economy came under strain following the imposition of sanctions by Western nations following Moscow’s annexation of Crimea and its continuing role in a separatist movement in eastern Ukraine.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark, which slightly detracted from both relative and absolute performance. As of February 28, 2015, the Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Hungary	0.14
Morocco	0.14
Dominican Republic	0.12
Costa Rica	0.07
Argentina	0.07
Top 5 Underweights:
China	(0.23)
Poland	(0.10)
Chile	(0.08)
Malaysia	(0.07)
Mexico	(0.04)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(1)	Effective March 31, 2015, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) was changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). The New Benchmark is widely recognized and distributes country weightings more evenly than the J.P. Morgan Emerging Markets Bond Index Global. The Fund’s duration will generally be similar to that of the New Benchmark. Although the types of investments and strategies used by the Fund will not change, the Fund’s composition and allocations will change as the adviser re-allocates the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PORTFOLIO COMPOSITION*
Foreign Government Securities	78.5%
Corporate Bonds	16.8
U.S. Treasury Obligation	0.2
Short-Term Investment	4.5

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	11.2%
Indonesia	7.9
Russia	7.8
Turkey	7.8
Brazil	5.5
Hungary	4.6
Philippines	4.3
Venezuela	3.2
South Africa	3.2
Colombia	3.2
Lebanon	3.1
Dominican Republic	2.4
Argentina	2.2
Kazakhstan	1.6
Panama	1.6
Morocco	1.5
Romania	1.4
Uruguay	1.4
Serbia	1.4
Lithuania	1.3
Jamaica	1.3
Peru	1.3
Croatia	1.3
Costa Rica	1.2
El Salvador	1.2
Sri Lanka	1.2
Ivory Coast	1.0
Chile	1.0
Ecuador	1.0
Pakistan	1.0
Others (each less than 1.0%)	7.4
Short-Term Investment	4.5

*	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
Without Sales Charge		3.03%	6.79%	6.42%
With Sales Charge*		(0.83)	5.99	6.01
CLASS C SHARES	June 30, 2006
Without CDSC		2.42	6.24	5.97
With CDSC**		1.42	6.24	5.97
CLASS R5 SHARES	May 15, 2006	3.40	7.27	6.84
CLASS R6 SHARES	July 2, 2012	3.48	7.28	6.85
SELECT CLASS SHARES	April 17, 1997	3.27	7.07	6.65

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global (the “Index”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Index is administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.96%
Barclays U.S. TIPS Index	3.11%

Net Assets as of 2/28/2015 (In Thousands)	$180,165
Duration as of 2/28/2015	7.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 28, 2015, the Fund invested the majority of its assets in U.S. Treasury Inflation Protected Securities (“TIPS”) and the Fund’s Select Class Shares underperformed the Barclays U.S. TIPS Index (the “Benchmark”).

While prices for TIPS rose during the first half of the reporting period, declining global energy prices put downward pressure on overall consumer prices, thus reducing demand for TIPS.

The Fund’s use of futures contracts in conjunction with TIPS in an effort to benefit from the difference between the yield on a nominal fixed-rate bond and the real yield on an inflation-linked bond, detracted from performance as demand for U.S. Treasury bonds of longer maturities grew. The Fund’s duration positioning – particularly its short-positions in two-year and 10-year Treasury securities also detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s short position in shorter maturity TIPS made a positive contribution to performance relative to the Benchmark as falling oil prices put pressure on TIPS with shorter maturities.

The Fund’s long positions in bonds issued by Italy and Spain also contributed to relative performance amid expectations that the European Central Bank would adopt policies more accommodative to economic growth.

HOW WAS THE FUND POSITIONED?

Most of the Fund’s assets were allocated to TIPS. However, a small portion of the Fund’s assets was allocated to U.K. and Italian inflation-linked bonds. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. Overall, the Fund’s positioning was focused on protecting against higher interest rates, while taking advantage of relatively low inflation premium pricing in TIPS and European inflation-linked bonds.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	93.9%
Foreign Government Security	2.6
Short-Term Investment	3.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	11

JPMorgan Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 1, 2005
Without Sales Charge		1.72%	3.64%	3.09%
With Sales Charge*		(2.05)	2.85	2.68
CLASS C SHARES	September 1, 2005
Without CDSC		1.16	2.98	2.50
With CDSC**		0.16	2.98	2.50
INSTITUTIONAL CLASS SHARES	September 1, 2005	1.96	3.91	3.43
SELECT CLASS SHARES	September 1, 2005	1.96	3.80	3.30

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Real Return Fund, the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index from September 1, 2005 to February 28, 2015. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Inflation-Protected Bond Funds Index represents the total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.37%
Barclays U.S. Universal Index	4.80%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Net Assets as of 2/28/2015 (In Thousands)	$22,055,313
Duration as of 2/28/2015	2.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Universal Index and outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 28, 2015, the leading contributor to the Fund’s absolute performance was its exposure to high yield corporate bonds (also known as “junk bonds”). The Fund’s investments in the alternative credit sector – primarily high yield bonds and long positions established by selling credit default swaps – also contributed to absolute performance. Credit default swaps are derivative contracts designed to give the seller exposure to parts of the bond market that may be attractively valued, while protecting the buyer of the contract from the risk of default by the issuer of the underlying debt security.

The Fund purchased credit default swaps to establish short positions in certain sovereign and corporate credits and credit indexes as a hedging strategy. However, its short exposure to these sectors detracted from absolute performance.

Relative to the Barclays U.S. Universal Index, the Fund’s shorter duration detracted from performance during the twelve month period amid the backdrop of declining interest rates. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 46% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 6% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	32.8%
Collateralized Mortgage Obligations	5.7
Loan Assignments	5.0
Asset-Backed Securities	3.0
Private Placements	2.9
Insurance-Linked Securities	1.8
Others (each less than 1.0%)	2.0
Short-Term Investments	46.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	13

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	October 10, 2008
Without Sales Charge		0.08%	3.10%	5.93%
With Sales Charge*		(3.64)	2.31	5.30
CLASS C SHARES	October 10, 2008
Without CDSC		(0.42)	2.58	5.42
With CDSC**		(1.42)	2.58	5.42
CLASS R5 SHARES	October 10, 2008	0.56	3.56	6.43
SELECT CLASS SHARES	October 10, 2008	0.37	3.37	6.22

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to February 28, 2015. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.32%
Barclays U.S. Aggregate Index	5.05%

Net Assets as of 2/28/2015 (In Thousands)	$489,659
Duration as of 2/28/2015	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund (Select Class Shares) underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). During the period, investment grade debt generally outperformed U.S. Treasury securities and high yield bonds (also known as “junk bonds”). The Fund’s exposure to high yield corporate debt and U.S. Treasuries detracted from performance relative to the Benchmark. The Fund’s exposure to investment grade corporate debt and non-agency mortgage-backed securities contributed to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had an over-weight position in the high yield and non-agency mortgage sectors and an underweight position in the emerging markets debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. While these positions helped the Fund’s performance relative to the Benchmark, they did not have a significant impact. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates, which detracted from relative performance. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	40.5%
Mortgage Pass-Through Securities	19.3
U.S. Treasury Obligations	5.0
U.S. Government Agency Securities	3.0
Collateralized Mortgage Obligations	2.1
Asset-Backed Securities	1.5
Insurance-Linked Securities	1.4
Commercial Mortgage-Backed Securities	1.3
Others (each less than 1.0%)	0.7
Short-Term Investments	25.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	15

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
Without Sales Charge		4.26%	5.81%	6.82%
With Sales Charge*		0.36	5.02	6.22
CLASS C SHARES	June 16, 2008
Without CDSC		3.63	5.13	6.14
With CDSC**		2.63	5.13	6.14
CLASS R2 SHARES	March 18, 2014	3.75	5.86	6.93
CLASS R5 SHARES	June 16, 2008	4.53	6.02	7.05
CLASS R6 SHARES	March 18, 2014	4.60	6.03	7.06
SELECT CLASS SHARES	June 16, 2008	4.32	5.90	6.93

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to February 28, 2015. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Unconstrained Debt Fund

(formerly JPMorgan Multi-Sector Income Fund)

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	2.17%
Barclays U.S. Aggregate Index	5.05%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Net Assets as of 2/28/2015 (In Thousands)	$2,642,688
Duration as of 2/28/2015	1.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”)*** seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Index”). Relative to the Benchmark, the Fund’s shorter duration position detracted from performance but the Fund had a positive return on an absolute basis. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The main contributor to the Fund’s performance was its security selection in investment grade corporate bonds and its allocation to the securitized debt market, including positions in agency, non-agency and commercial mortgage-backed securities. The Fund’s position in high yield corporate bonds (also known as “junk bonds”) also contributed positively to performance.

The Fund’s short position in developed market government debt, primarily U.S. Treasury securities and German Bunds, detracted from performance as interest rates generally fell during the twelve month period.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund was invested in investment grade corporate debt, high yield corporate debt, asset-backed securities, mortgage-backed securities, U.S. Treasury securities, developed market sovereign bonds, municipal securities and emerging market debt.

Throughout the reporting period, the Fund’s managers sought to invest opportunistically across different markets and sectors. The managers applied a flexible investment approach that allowed the Fund to shift its allocations based on changing market conditions during the reporting period. The portfolio managers sought opportunities in convertible bonds, added exposure to agency mortgage-backed securities and increased the Fund’s allocation to investment grade corporate bonds. Toward the end of the reporting period, the managers also added a position in municipal bonds. Over the twelve month period, the managers tactically invested in emerging market debt, rotating out of U.S. dollar-denominated sovereign bonds into local currency-denominated sovereign bonds. After taking profit on some high yield corporate bonds at the beginning of the reporting period, the portfolio managers added back to this sector, in both Europe and the U.S.

As a result of cash bond purchases and a reduction in government short positions in Europe, the Fund’s duration was adjusted throughout the reporting period, increasing from 0.79 years at the end of February 2014, to 1.90 years at the end of February 2015.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	17

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

PORTFOLIO COMPOSITION****
Corporate Bonds	44.0%
Asset-Backed Securities	13.7
Collateralized Mortgage Obligations	6.8
Foreign Government Securities	6.8
Commercial Mortgage-Backed Securities	5.8
Preferred Securities	4.6
Mortgage Pass-Through Securities	4.4
Convertible Bonds	4.3
Municipal Bonds	2.9
Loan Assignments	1.4
Short-Term Investment	5.3

PORTFOLIO COMPOSITION BY COUNTRY****
United States	62.3%
Cayman Islands	5.4
United Kingdom	4.4
Italy	3.2
Spain	2.9
France	2.2
Luxembourg	2.1
Switzerland	1.9
Netherlands	1.8
Japan	1.4
Canada	1.2
Germany	1.0
Hungary	1.0
Indonesia	1.0
Others (each less than 1.0%)	2.9
Short-Term Investment	5.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Effective October 22, 2014, the Fund changed its name from JPMorgan Multi-Sector Income Fund.
****	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
Without Sales Charge		1.88%	3.08%	3.39%
With Sales Charge*		(1.91)	1.76	2.46
CLASS C SHARES	December 1, 2010
Without CDSC		1.34	2.55	2.87
With CDSC**		0.34	2.55	2.87
CLASS R2 SHARES	December 1, 2010	1.59	2.82	3.14
CLASS R5 SHARES	December 1, 2010	2.34	3.53	3.87
CLASS R6 SHARES	November 1, 2011	2.28	3.57	3.87
SELECT CLASS SHARES	December 1, 2010	2.17	3.35	3.66

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Unconstrained Debt Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to February 28, 2015. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 85.7%
	Consumer Discretionary — 6.9%
	Auto Components — 0.1%
1,000	Dana Holding Corp., 6.000%, 09/15/23	1,062
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21 (m)	699

		1,761

	Automobiles — 1.0%
	Daimler Finance North America LLC,
1,460	1.375%, 08/01/17 (e)	1,461
7,430	1.650%, 03/02/18 (e)	7,460
2,695	2.250%, 09/03/19 (e)	2,707
1,180	2.950%, 01/11/17 (e) (m)	1,221
1,250	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	1,395
490	Ford Motor Co., 4.750%, 01/15/43 (m)	539
	General Motors Co.,
1,065	5.200%, 04/01/45	1,179
450	6.250%, 10/02/43	559

		16,521

	Distributors — 0.1%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e) (m)	1,581

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27 (m)	583

	Hotels, Restaurants & Leisure — 0.3%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	520
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d) (m)	745
500	Cleopatra Finance Ltd., (United Kingdom), 6.250%, 02/15/22 (e)	501
1,250	MGM Resorts International, 6.750%, 10/01/20 (m)	1,366
600	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	645
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	503

		4,280

	Internet & Catalog Retail — 0.2%
	Amazon.com, Inc.,
2,015	2.500%, 11/29/22 (m)	1,967
570	4.950%, 12/05/44	612

		2,579

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — 4.3%
	21st Century Fox America, Inc.,
4,500	3.000%, 09/15/22 (m)	4,568
745	5.400%, 10/01/43	912
750	6.150%, 02/15/41 (m)	981
	Clear Channel Worldwide Holdings, Inc.,
1,600	Series B, 6.500%, 11/15/22 (m)	1,688
500	Series B, 7.625%, 03/15/20 (m)	529
	Comcast Corp.,
1,310	4.500%, 01/15/43 (m)	1,447
6,260	4.750%, 03/01/44	7,277
485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	566
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2,959	3.800%, 03/15/22 (m)	3,056
1,565	5.150%, 03/15/42 (m)	1,607
335	Discovery Communications LLC, 4.875%, 04/01/43 (m)	355
	DISH DBS Corp.,
1,000	5.875%, 11/15/24	995
1,500	6.750%, 06/01/21 (m)	1,599
1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e) (m)	1,406
	NBCUniversal Media LLC,
5,610	4.375%, 04/01/21 (m)	6,228
810	4.450%, 01/15/43 (m)	881
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	530
1,445	Omnicom Group, Inc., 3.650%, 11/01/24	1,494
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	1,045
	Sirius XM Radio, Inc.,
1,000	4.250%, 05/15/20 (e) (m)	995
1,000	5.875%, 10/01/20 (e)	1,053
250	6.000%, 07/15/24 (e)	266
3,510	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	3,620
	Time Warner Cable, Inc.,
2,105	4.125%, 02/15/21 (m)	2,240
1,800	4.500%, 09/15/42 (m)	1,798
1,140	5.000%, 02/01/20 (m)	1,267
1,140	5.500%, 09/01/41 (m)	1,252
	Time Warner, Inc.,
2,255	4.650%, 06/01/44	2,440
3,225	4.750%, 03/29/21 (m)	3,606
1,185	4.900%, 06/15/42 (m)	1,300
715	5.350%, 12/15/43	837

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
	Viacom, Inc.,
6,756	3.500%, 04/01/17 (m)	7,036
2,755	4.375%, 03/15/43 (m)	2,580

		67,454

	Multiline Retail — 0.4%
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43 (m)	1,213
4,510	Target Corp., 3.500%, 07/01/24	4,809

		6,022

	Specialty Retail — 0.5%
	Home Depot, Inc. (The),
2,070	3.750%, 02/15/24 (m)	2,247
1,635	4.400%, 03/15/45	1,831
1,000	L Brands, Inc., 6.625%, 04/01/21 (m)	1,148
500	Party City Holdings, Inc., 8.875%, 08/01/20	546
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22 (m)	479
1,275	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	1,358

		7,609

	Total Consumer Discretionary	108,390

	Consumer Staples — 4.5%
	Beverages — 0.9%
	Anheuser-Busch InBev Finance, Inc.,
5,985	2.625%, 01/17/23 (m)	5,915
795	4.625%, 02/01/44	860
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	3,821
615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23 (m)	609
1,850	PepsiCo, Inc., 4.250%, 10/22/44	1,933

		13,138

	Food & Staples Retailing — 2.0%
	CVS Health Corp.,
3,370	2.750%, 12/01/22 (m)	3,389
5,000	3.375%, 08/12/24	5,206
617	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	671
	Kroger Co. (The),
1,380	3.850%, 08/01/23 (m)	1,464
2,194	5.150%, 08/01/43 (m)	2,564
	Walgreens Boots Alliance, Inc.,
410	2.700%, 11/18/19	418
580	3.300%, 11/18/21	597

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food & Staples Retailing — continued
2,030	3.800%, 11/18/24	2,113
3,560	4.800%, 11/18/44	3,862
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43 (m)	1,529
8,155	4.300%, 04/22/44	9,094
580	5.000%, 10/25/40 (m)	699

		31,606

	Food Products — 0.4%
	H.J. Heinz Co.,
500	4.250%, 10/15/20	507
500	4.875%, 02/15/25 (e)	503
1,470	Kraft Foods Group, Inc., 5.000%, 06/04/42 (m)	1,590
1,505	Mondelez International, Inc., 4.000%, 02/01/24	1,630
1,750	Post Holdings, Inc., 7.375%, 02/15/22 (m)	1,824

		6,054

	Household Products — 0.0% (g)
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	511

	Tobacco — 1.2%
	Altria Group, Inc.,
2,550	2.625%, 01/14/20	2,590
5,015	2.850%, 08/09/22 (m)	5,008
1,420	4.250%, 08/09/42 (m)	1,430
2,069	4.500%, 05/02/43 (m)	2,171
856	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e) (m)	875
	Philip Morris International, Inc.,
855	3.250%, 11/10/24	886
3,725	4.125%, 03/04/43 (m)	3,875
1,755	4.250%, 11/10/44	1,853
530	4.875%, 11/15/43	611

		19,299

	Total Consumer Staples	70,608

	Energy — 8.8%
	Energy Equipment & Services — 0.2%
1,075	Ensco plc, (United Kingdom), 4.700%, 03/15/21 (m)	1,105
1,115	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22 (m)	865
420	Weatherford International Ltd., (Bermuda), 5.950%, 04/15/42 (m)	366

		2,336

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 8.6%
	Anadarko Petroleum Corp.,
4,470	3.450%, 07/15/24	4,532
2,965	6.375%, 09/15/17 (m)	3,319
750	Apache Corp., 4.750%, 04/15/43 (m)	786
	BP Capital Markets plc, (United Kingdom),
4,780	2.315%, 02/13/20	4,799
2,275	2.750%, 05/10/23 (m)	2,240
725	3.245%, 05/06/22 (m)	744
2,195	3.814%, 02/10/24	2,299
536	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	480
1,220	Cenovus Energy, Inc., (Canada), 5.200%, 09/15/43 (m)	1,220
6,690	Chevron Corp., 1.365%, 03/02/18	6,688
2,750	ConocoPhillips Co., 4.300%, 11/15/44	2,934
	Devon Energy Corp.,
2,025	3.250%, 05/15/22 (m)	2,077
1,602	4.750%, 05/15/42 (m)	1,730
1,732	Enbridge, Inc., (Canada), 4.000%, 10/01/23	1,758
1,120	Encana Corp., (Canada), 5.150%, 11/15/41 (m)	1,122
1,840	Energy Transfer Partners LP, 3.600%, 02/01/23 (m)	1,831
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	3,033
1,555	3.750%, 02/15/25	1,615
3,524	3.900%, 02/15/24	3,715
910	4.050%, 02/15/22 (m)	972
5,203	4.850%, 03/15/44 (m)	5,773
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,374
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20 (m)	534
	Kinder Morgan Energy Partners LP,
2,400	3.500%, 03/01/21	2,430
6,085	3.500%, 09/01/23 (m)	6,023
365	5.000%, 08/15/42 (m)	367
2,110	5.000%, 03/01/43 (m)	2,117
3,000	5.500%, 03/01/44	3,201
2,150	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	2,357
	Kinder Morgan, Inc.,
1,145	3.050%, 12/01/19	1,156
1,660	4.300%, 06/01/25	1,732
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	436
2,710	MPLX LP, 4.000%, 02/15/25	2,749

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
4,535	Noble Energy, Inc., 5.250%, 11/15/43	4,889
3,000	ONEOK Partners LP, 3.250%, 02/01/16 (m)	3,044
4,245	Phillips 66, 4.875%, 11/15/44	4,590
3,745	Phillips 66 Partners LP, 3.605%, 02/15/25	3,774
	Plains All American Pipeline LP/PAA Finance Corp.,
1,355	3.600%, 11/01/24	1,391
2,370	3.650%, 06/01/22 (m)	2,458
1,630	5.000%, 02/01/21 (m)	1,819
550	6.125%, 01/15/17 (m)	596
2,165	Spectra Energy Partners LP, 2.950%, 09/25/18	2,234
	Suncor Energy, Inc., (Canada),
465	3.600%, 12/01/24	479
3,440	6.100%, 06/01/18 (m)	3,893
	Sunoco Logistics Partners Operations LP,
1,335	5.300%, 04/01/44	1,432
1,380	5.350%, 05/15/45	1,498
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e) (m)	1,678
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22 (m)	1,763
	TransCanada PipeLines Ltd., (Canada),
2,250	3.750%, 10/16/23	2,354
1,840	5.000%, 10/16/43	2,081
1,550	Western Gas Partners LP, 4.000%, 07/01/22 (m)	1,595
500	Whiting Petroleum Corp., 5.750%, 03/15/21 (m)	492
	Williams Cos., Inc. (The),
2,205	3.700%, 01/15/23 (m)	2,061
360	5.750%, 06/24/44	343
	Williams Partners LP,
1,880	3.600%, 03/15/22	1,882
3,400	3.900%, 01/15/25	3,391
1,290	4.900%, 01/15/45	1,267
1,025	5.100%, 09/15/45	1,017
2,650	5.400%, 03/04/44	2,750
1,785	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23 (m)	1,839

		134,753

	Total Energy	137,089

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Financials — 31.2%
	Banks — 12.1%
	ABN AMRO Bank N.V., (Netherlands),
1,140	2.500%, 10/30/18 (e)	1,159
EUR 650	6.375%, 04/27/21 (m)	931
	Bank of America Corp.,
3,735	2.000%, 01/11/18 (m)	3,758
4,520	3.300%, 01/11/23 (m)	4,588
3,500	4.000%, 04/01/24	3,697
2,250	4.250%, 10/22/26	2,306
1,760	5.000%, 01/21/44	2,027
11,521	Series L, 2.600%, 01/15/19	11,704
EUR 1,229	Bank of Ireland, (Ireland), 3.250%, 01/15/19	1,485
	Bank of Montreal, (Canada),
1,488	1.450%, 04/09/18 (m)	1,482
1,615	2.375%, 01/25/19	1,642
2,705	Bank of Nova Scotia (The), (Canada), 2.800%, 07/21/21	2,743
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
3,480	1.700%, 03/05/18 (e)	3,476
3,675	2.350%, 09/08/19 (e)	3,691
	Banque Federative du Credit Mutuel S.A., (France),
1,250	1.700%, 01/20/17 (e)	1,258
2,850	2.750%, 01/22/19 (e)	2,930
3,606	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	3,978
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,850
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,284
11,895	3.375%, 02/15/23 (m)	11,980
	Citigroup, Inc.,
1,410	1.550%, 08/14/17	1,408
1,350	1.700%, 07/25/16 (m)	1,359
360	1.750%, 05/01/18 (m)	358
12,895	1.800%, 02/05/18	12,879
2,810	1.850%, 11/24/17	2,815
1,815	2.500%, 09/26/18	1,849
830	2.500%, 07/29/19	840
4,265	3.750%, 06/16/24	4,432
3,420	4.300%, 11/20/26	3,515
5,390	4.450%, 01/10/17 (m)	5,684
2,125	Credit Agricole S.A., (France), VAR, 8.125%, 09/19/33 (e)	2,425

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
	Discover Bank,
4,115	2.000%, 02/21/18 (m)	4,128
2,515	3.200%, 08/09/21	2,578
5,520	4.200%, 08/08/23 (m)	5,899
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e) (m)	542
5,085	4.125%, 08/12/20 (e) (m)	5,546
3,840	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22 (m)	4,142
	Intesa Sanpaolo S.p.A., (Italy),
6,935	3.875%, 01/15/19	7,287
EUR 700	5.000%, 09/23/19 (m)	885
1,180	5.250%, 01/12/24	1,330
EUR 724	6.625%, 09/13/23 (m)	1,048
1,230	Lloyds Banking Group plc, (United Kingdom), 4.500%, 11/04/24	1,285
	MUFG Americas Holdings Corp.,
1,905	2.250%, 02/10/20	1,903
555	3.000%, 02/10/25	549
6,366	MUFG Union Bank N.A., 2.625%, 09/26/18	6,533
2,065	PNC Bank N.A., 2.700%, 11/01/22 (m)	2,042
365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21 (m)	436
1,068	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	1,157
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e) (m)	4,999
1,480	2.375%, 11/20/18 (e)	1,499
4,635	Swedbank AB, (Sweden), 2.200%, 03/04/20 (e)	4,626
1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18 (m)	1,196
3,720	U.S. Bank N.A., 2.800%, 01/27/25	3,720
	Wells Fargo & Co.,
8,065	3.000%, 02/19/25	8,043
555	4.125%, 08/15/23 (m)	593
985	4.650%, 11/04/44	1,053
1,290	5.375%, 11/02/43	1,527
2,590	Series M, 3.450%, 02/13/23 (m)	2,642
5,785	Series N, 2.150%, 01/30/20	5,777

		189,498

	Capital Markets — 6.1%
9,425	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	9,447

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Capital Markets — continued
	Credit Suisse, (Switzerland),
4,580	1.750%, 01/29/18	4,585
2,490	3.000%, 10/29/21	2,537
	Credit Suisse AG, (Switzerland),
2,093	6.500%, 08/08/23 (e) (m)	2,371
EUR 1,750	VAR, 5.750%, 09/18/25	2,257
6,565	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	6,573
	Goldman Sachs Group, Inc. (The),
6,340	2.375%, 01/22/18 (m)	6,456
3,100	2.550%, 10/23/19	3,124
4,360	2.625%, 01/31/19	4,436
2,030	2.900%, 07/19/18 (m)	2,089
13,850	3.500%, 01/23/25	13,979
725	3.625%, 01/22/23 (m)	750
1,380	4.000%, 03/03/24	1,459
2,205	4.800%, 07/08/44	2,435
	Morgan Stanley,
1,260	2.125%, 04/25/18 (m)	1,269
2,000	2.375%, 07/23/19	2,012
1,145	2.500%, 01/24/19	1,163
1,870	2.650%, 01/27/20	1,886
925	3.700%, 10/23/24	955
2,288	3.750%, 02/25/23 (m)	2,390
3,780	4.300%, 01/27/45	3,848
3,200	4.350%, 09/08/26	3,335
6,605	4.750%, 03/22/17 (m)	7,045
1,905	Series F, 3.875%, 04/29/24	2,003
980	State Street Corp., 3.300%, 12/16/24	1,016
EUR 4,391	UBS AG, (Switzerland), VAR, 4.750%, 02/12/26	5,453

		94,873

	Consumer Finance — 3.9%
2,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 2.750%, 05/15/17 (e)	2,004
	American Express Co.,
1,780	1.550%, 05/22/18 (m)	1,778
1,685	3.625%, 12/05/24	1,722
3,065	Caterpillar Financial Services Corp., 3.250%, 12/01/24	3,184
	Ford Motor Credit Co. LLC,
2,790	1.700%, 05/09/16 (m)	2,806
5,470	3.219%, 01/09/22	5,611
7,170	3.664%, 09/08/24	7,422

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
750	4.250%, 09/20/22 (m)	814
2,970	4.375%, 08/06/23 (m)	3,244
	General Motors Financial Co., Inc.,
8,408	2.625%, 07/10/17	8,515
235	3.250%, 05/15/18	240
	HSBC USA, Inc.,
4,030	2.350%, 03/05/20	4,026
9,225	2.375%, 11/13/19	9,289
	Synchrony Financial,
5,730	2.700%, 02/03/20	5,728
3,280	3.750%, 08/15/21	3,398
1,195	4.250%, 08/15/24	1,252

		61,033

	Diversified Financial Services — 2.0%
700	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	724
2,000	Berkshire Hathaway, Inc., 4.500%, 02/11/43 (m)	2,266
	EDP Finance B.V., (Netherlands),
1,405	4.125%, 01/15/20 (e)	1,466
1,080	5.250%, 01/14/21 (e)	1,185
	General Electric Capital Corp.,
4,355	2.200%, 01/09/20	4,384
3,820	4.375%, 09/16/20 (m)	4,243
2,245	National Rural Utilities Cooperative Finance Corp., 2.850%, 01/27/25	2,256
4,730	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	4,752
4,830	Shell International Finance B.V., (Netherlands), 4.550%, 08/12/43 (m)	5,513
	Voya Financial, Inc.,
2,260	2.900%, 02/15/18 (m)	2,325
710	5.500%, 07/15/22 (m)	820
1,850	5.700%, 07/15/43	2,280

		32,214

	Insurance — 3.6%
	American International Group, Inc.,
1,005	3.875%, 01/15/35	1,012
3,980	4.500%, 07/16/44	4,259
4,780	4.875%, 06/01/22 (m)	5,462
2,500	5.850%, 01/16/18 (m)	2,803
1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,375
1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,334

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Insurance — continued
	MetLife, Inc.,
3,325	4.125%, 08/13/42 (m)	3,440
380	4.721%, 12/15/44	434
1,100	6.400%, 12/15/36 (m)	1,287
	Metropolitan Life Global Funding I,
4,380	1.300%, 04/10/17 (e)	4,399
5,000	2.300%, 04/10/19 (e)	5,068
4,625	3.000%, 01/10/23 (e) (m)	4,696
	New York Life Global Funding,
1,225	1.950%, 02/11/20 (e)	1,222
2,095	2.100%, 01/02/19 (e)	2,118
2,570	2.150%, 06/18/19 (e)	2,582
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e) (m)	1,539
695	2.200%, 05/16/19 (e)	700
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,067
4,285	5.100%, 08/15/43 (m)	4,838
3,060	5.375%, 06/21/20 (m)	3,502
1,160	VAR, 5.200%, 03/15/44 (m)	1,177
GBP 300	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	512
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e) (m)	1,237

		56,063

	Real Estate Investment Trusts (REITs) — 2.7%
	American Tower Corp.,
1,875	3.400%, 02/15/19 (m)	1,920
2,510	3.450%, 09/15/21	2,512
1,680	4.500%, 01/15/18 (m)	1,791
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,193
1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,275
1,000	Corrections Corp. of America, 4.625%, 05/01/23 (m)	1,000
4,740	DDR Corp., 3.500%, 01/15/21	4,883
5,740	Duke Realty LP, 3.875%, 02/15/21	6,027
1,000	Geo Group, Inc. (The), 5.875%, 01/15/22	1,055
	HCP, Inc.,
775	3.150%, 08/01/22 (m)	773
1,415	4.200%, 03/01/24	1,483
1,320	Health Care REIT, Inc., 3.750%, 03/15/23 (m)	1,358
	Kimco Realty Corp.,
6,240	3.125%, 06/01/23 (m)	6,196
1,545	3.200%, 05/01/21	1,573

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
910	Liberty Property LP, 4.400%, 02/15/24	972
920	Prologis LP, 4.250%, 08/15/23 (m)	986
2,070	Realty Income Corp., 4.125%, 10/15/26	2,175
1,150	UDR, Inc., 3.700%, 10/01/20	1,201
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22 (m)	2,458
970	Weingarten Realty Investors, 4.450%, 01/15/24	1,029

		41,860

	Real Estate Management & Development — 0.0% (g)
500	Realogy Group LLC/Realogy Co. – Issuer Corp., 5.250%, 12/01/21 (e)	500

	Thrifts & Mortgage Finance — 0.8%
3,295	Abbey National Treasury Services plc, (United Kingdom), 2.350%, 09/10/19	3,334
	BPCE S.A., (France),
1,500	1.700%, 04/25/16 (m)	1,511
1,180	2.250%, 01/27/20	1,186
975	2.500%, 07/15/19	988
1,085	4.000%, 04/15/24	1,163
1,035	4.500%, 03/15/25 (e)	1,058
2,620	VAR, 0.862%, 06/23/17	2,627

		11,867

	Total Financials	487,908

	Health Care — 7.3%
	Biotechnology — 0.9%
	Amgen, Inc.,
6,230	3.625%, 05/22/24	6,498
1,025	5.650%, 06/15/42 (m)	1,263
	Gilead Sciences, Inc.,
2,710	3.700%, 04/01/24	2,893
3,305	4.500%, 02/01/45	3,657
475	4.800%, 04/01/44	544

		14,855

	Health Care Equipment & Supplies — 1.3%
	Becton, Dickinson and Co.,
3,485	3.734%, 12/15/24	3,654
2,265	4.685%, 12/15/44	2,482
500	Biomet, Inc., 6.500%, 08/01/20 (m)	534
750	Hologic, Inc., 6.250%, 08/01/20 (m)	785
	Medtronic, Inc.,
7,515	3.150%, 03/15/22 (e)	7,780
4,435	4.625%, 03/15/45 (e)	5,028

		20,263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Providers & Services — 2.8%
2,970	Aetna, Inc., 3.500%, 11/15/24	3,103
4,600	AmerisourceBergen Corp., 3.250%, 03/01/25	4,647
	Anthem, Inc.,
620	2.300%, 07/15/18 (m)	628
5,930	3.500%, 08/15/24	6,128
1,130	3.700%, 08/15/21 (m)	1,191
650	4.625%, 05/15/42 (m)	706
1,330	5.100%, 01/15/44 (m)	1,544
1,905	Cigna Corp., 4.000%, 02/15/22 (m)	2,080
	Express Scripts Holding Co.,
1,120	2.250%, 06/15/19	1,121
3,000	3.500%, 06/15/24	3,067
1,380	3.900%, 02/15/22 (m)	1,460
2,080	4.750%, 11/15/21 (m)	2,321
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e) (m)	874
500	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	535
1,000	HCA, Inc., 6.500%, 02/15/20 (m)	1,137
350	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)	381
	McKesson Corp.,
854	2.700%, 12/15/22 (m)	849
1,455	2.850%, 03/15/23 (m)	1,452
4,500	3.796%, 03/15/24	4,767
655	4.883%, 03/15/44	748
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20 (m)	288
720	6.000%, 10/01/20	783
250	6.750%, 02/01/20 (m)	268
1,500	8.125%, 04/01/22	1,699
1,545	UnitedHealth Group, Inc., 3.950%, 10/15/42 (m)	1,598
340	Ventas Realty LP, 4.375%, 02/01/45	343

		43,718

	Life Sciences Tools & Services — 0.2%
2,750	Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	3,255

	Pharmaceuticals — 2.1%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17 (m)	2,338
1,755	2.900%, 11/06/22 (m)	1,756
	Actavis Funding SCS, (Luxembourg),
1,240	3.850%, 06/15/24	1,266
1,020	4.850%, 06/15/44	1,052

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
935	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	994
6,998	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	7,109
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43 (m)	1,189
	Merck & Co., Inc.,
2,910	1.850%, 02/10/20	2,902
1,575	2.750%, 02/10/25	1,569
3,050	3.700%, 02/10/45	3,034
1,440	Mylan, Inc., 2.600%, 06/24/18	1,463
	Perrigo Finance plc, (Ireland),
600	3.500%, 12/15/21	621
1,455	3.900%, 12/15/24	1,508
960	Pfizer, Inc., 4.300%, 06/15/43 (m)	1,034
616	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22 (m)	619
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20 (m)	1,174
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e) (m)	1,312
1,100	7.250%, 07/15/22 (e) (m)	1,169
500	7.500%, 07/15/21 (e) (m)	543

		32,652

	Total Health Care	114,743

	Industrials — 4.8%
	Aerospace & Defense — 0.6%
750	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e) (m)	718
	Lockheed Martin Corp.,
1,550	3.800%, 03/01/45	1,545
1,255	4.070%, 12/15/42 (m)	1,307
665	Northrop Grumman Corp., 3.850%, 04/15/45	650
1,370	Textron, Inc., 3.875%, 03/01/25	1,412
2,885	United Technologies Corp., 4.500%, 06/01/42 (m)	3,200

		8,832

	Air Freight & Logistics — 0.2%
2,250	FedEx Corp., 4.100%, 02/01/45	2,272

	Airlines — 0.3%
1,487	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,562
572	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	625

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Airlines — continued
738	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	871
1,082	Delta Air Lines 2010-1 Class A Pass-Through Trust, Series 1A, 6.200%, 07/02/18 (m)	1,201
621	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	652

		4,911

	Commercial Services & Supplies — 0.4%
750	ACCO Brands Corp., 6.750%, 04/30/20 (m)	786
1,000	ADT Corp. (The), 3.500%, 07/15/22 (m)	917
4,845	Waste Management, Inc., 3.125%, 03/01/25	4,865

		6,568

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	435

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,530	4.125%, 10/09/42 (m)	1,630
8,305	4.500%, 03/11/44	9,404

		11,034

	Machinery — 0.3%
3,350	Caterpillar, Inc., 3.803%, 08/15/42 (m)	3,364
1,000	Terex Corp., 6.000%, 05/15/21 (m)	1,026

		4,390

	Road & Rail — 1.5%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (m)	786
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21 (m)	1,425
2,080	4.450%, 03/15/43 (m)	2,228
4,610	4.900%, 04/01/44	5,281
	Hertz Corp. (The),
750	5.875%, 10/15/20 (m)	775
1,000	6.250%, 10/15/22 (m)	1,040
500	7.375%, 01/15/21 (m)	526
1,580	Norfolk Southern Corp., 4.800%, 08/15/43 (m)	1,811
3,030	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	3,012
6,860	Ryder System, Inc., 2.650%, 03/02/20	6,901

		23,785

	Trading Companies & Distributors — 0.8%
2,450	Air Lease Corp., 3.375%, 01/15/19	2,499
1,130	GATX Corp., 3.250%, 03/30/25	1,112

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18 (m)	6,713
1,000	5.875%, 04/01/19 (m)	1,100
	United Rentals North America, Inc.,
500	7.375%, 05/15/20 (m)	543
750	7.625%, 04/15/22 (m)	833

		12,800

	Total Industrials	75,027

	Information Technology — 3.9%
	Communications Equipment — 0.6%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	505
	Cisco Systems, Inc.,
2,385	2.125%, 03/01/19	2,430
1,020	3.625%, 03/04/24	1,103
2,140	4.450%, 01/15/20 (m)	2,393
2,880	5.500%, 01/15/40 (m)	3,607

		10,038

	Electronic Equipment, Instruments & Components — 0.1%
1,250	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	1,350

	IT Services — 1.1%
	First Data Corp.,
649	6.750%, 11/01/20 (e) (m)	696
2,250	8.750%, (cash), 01/15/22 (e) (m) (v)	2,430
	International Business Machines Corp.,
11,380	3.375%, 08/01/23 (m)	11,840
1,370	3.625%, 02/12/24	1,447
500	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	534

		16,947

	Semiconductors & Semiconductor Equipment — 0.2%
235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	246
	Micron Technology, Inc.,
1,000	5.250%, 08/01/23 (e)	1,024
500	5.875%, 02/15/22	528
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e) (m)	802

		2,600

	Software — 1.2%
1,500	Audatex North America, Inc., 6.000%, 06/15/21 (e) (m)	1,594

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Software — continued
	Microsoft Corp.,
1,790	2.375%, 02/12/22	1,799
1,315	3.500%, 11/15/42 (m)	1,247
4,450	3.750%, 02/12/45	4,435
	Oracle Corp.,
3,450	2.500%, 10/15/22 (m)	3,447
5,875	4.500%, 07/08/44	6,605

		19,127

	Technology Hardware, Storage & Peripherals — 0.7%
	Apple, Inc.,
4,510	2.150%, 02/09/22	4,452
2,345	3.450%, 02/09/45	2,216
4,290	3.850%, 05/04/43 (m)	4,336

		11,004

	Total Information Technology	61,066

	Materials — 3.4%
	Chemicals — 0.7%
750	Ashland, Inc., 4.750%, 08/15/22 (m)	767
	CF Industries, Inc.,
520	4.950%, 06/01/43 (m)	557
600	5.375%, 03/15/44	685
2,690	Dow Chemical Co. (The), 4.625%, 10/01/44	2,776
750	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	716
500	Huntsman International LLC, 4.875%, 11/15/20 (m)	514
750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e) (m)	800
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	4,056

		10,871

	Construction Materials — 0.2%
EUR 1,900	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	2,547

	Containers & Packaging — 0.2%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	1,019
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	5.750%, 10/15/20 (m)	1,039
1,000	9.000%, 04/15/19 (m)	1,047

		3,105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 2.3%
1,676	Allegheny Technologies, Inc., 6.125%, 08/15/23 (m)	1,796
1,810	ArcelorMittal, (Luxembourg), 5.250%, 02/25/17 (m)	1,900
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	903
	BHP Billiton Finance USA Ltd., (Australia),
3,650	3.850%, 09/30/23	3,935
1,735	5.000%, 09/30/43	2,036
	Freeport-McMoRan, Inc.,
965	3.875%, 03/15/23	885
4,870	4.550%, 11/14/24	4,598
3,959	5.450%, 03/15/43	3,482
	Glencore Finance Canada Ltd., (Canada),
1,065	4.250%, 10/25/22 (e) (m)	1,086
915	5.550%, 10/25/42 (e) (m)	986
2,240	Glencore Funding LLC, 4.625%, 04/29/24 (e)	2,344
1,333	Nucor Corp., 5.200%, 08/01/43 (m)	1,501
2,290	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22 (m)	2,290
3,215	Teck Resources Ltd., (Canada), 3.750%, 02/01/23 (m)	2,977
3,237	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22 (m)	3,139
3,010	Vale S.A., (Brazil), 5.625%, 09/11/42 (m)	2,654

		36,512

	Total Materials	53,035

	Telecommunication Services — 5.8%
	Diversified Telecommunication Services — 5.2%
	AT&T, Inc.,
2,330	1.700%, 06/01/17 (m)	2,337
5,840	3.900%, 03/11/24	6,092
5,055	4.300%, 12/15/42 (m)	4,737
6,835	4.800%, 06/15/44	6,912
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	642
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21	773
750	6.625%, 01/31/22 (m)	804
750	7.375%, 06/01/20 (m)	803
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22 (m)	266
750	Series W, 6.750%, 12/01/23	847
400	GCI, Inc., 6.750%, 06/01/21 (m)	406

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	5.500%, 08/01/23 (m)	946
1,750	7.250%, 10/15/20 (m)	1,820
	Level 3 Financing, Inc.,
1,000	5.625%, 02/01/23 (e)	1,030
500	8.625%, 07/15/20 (m)	545
1,525	Orange S.A., (France), 5.500%, 02/06/44	1,825
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	540
850	Sprint Capital Corp., 8.750%, 03/15/32 (m)	898
1,300	Telefonica Emisiones S.A.U., (Spain), 4.570%, 04/27/23 (m)	1,450
750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	821
	Verizon Communications, Inc.,
480	2.450%, 11/01/22 (m)	461
3,266	2.500%, 09/15/16 (m)	3,340
2,000	2.625%, 02/21/20 (e)	2,018
12,815	3.500%, 11/01/24	13,109
4,540	3.850%, 11/01/42 (m)	4,151
4,985	4.500%, 09/15/20 (m)	5,484
6,785	4.862%, 08/21/46 (e)	7,198
3,475	5.150%, 09/15/23 (m)	3,985
1,162	6.400%, 09/15/33 (m)	1,472
1,780	6.550%, 09/15/43 (m)	2,339
750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e) (m)	793
2,000	Windstream Corp., 7.750%, 10/01/21 (m)	2,020

		80,864

	Wireless Telecommunication Services — 0.6%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,866
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	465
	Sprint Corp.,
1,000	7.625%, 02/15/25	1,010
1,250	7.875%, 09/15/23	1,291
500	T-Mobile USA, Inc., 6.731%, 04/28/22	532
2,370	Vodafone Group plc, (United Kingdom), 4.375%, 02/19/43 (m)	2,350

		9,514

	Total Telecommunication Services	90,378

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 9.1%
	Electric Utilities — 5.3%
600	Alabama Power Co., 4.150%, 08/15/44	658
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22 (m)	2,968
2,045	3.350%, 07/01/23 (m)	2,140
2,425	Commonwealth Edison Co., 3.700%, 03/01/45	2,463
	Duke Energy Corp.,
4,715	3.050%, 08/15/22 (m)	4,816
3,300	3.750%, 04/15/24	3,523
3,000	3.950%, 10/15/23	3,252
4,420	Duke Energy Progress, Inc., 4.150%, 12/01/44	4,915
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,340
1,650	Enel S.p.A., (Italy), VAR, 8.750%, 09/24/73 (e)	2,014
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23 (m)	2,039
2,470	Eversource Energy, Series H, 3.150%, 01/15/25	2,469
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39 (m)	1,478
	FirstEnergy Transmission LLC,
4,500	4.350%, 01/15/25 (e)	4,739
485	5.450%, 07/15/44 (e)	541
1,565	Florida Power & Light Co., 4.050%, 10/01/44	1,714
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	2,076
1,794	6.050%, 01/31/18 (e) (m)	2,005
1,355	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	1,512
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	823
3,290	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	3,399
710	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	743
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,504
1,645	Oncor Electric Delivery Co. LLC, 2.150%, 06/01/19	1,649
	Pacific Gas & Electric Co.,
3,155	3.400%, 08/15/24	3,258
2,310	4.300%, 03/15/45	2,519
1,090	4.750%, 02/15/44	1,256
4,235	PacifiCorp, 2.950%, 02/01/22 (m)	4,356
	PPL Capital Funding, Inc.,
3,070	3.500%, 12/01/22 (m)	3,165
35	4.200%, 06/15/22 (m)	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	29

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Electric Utilities — continued
750	4.700%, 06/01/43 (m)	824
2,665	Series A, VAR, 6.700%, 03/30/67 (m)	2,632
355	South Carolina Electric & Gas Co., 4.500%, 06/01/64	389
	Southern California Edison Co.,
2,170	Series B, 2.400%, 02/01/22	2,166
2,930	Series C, 3.600%, 02/01/45	2,947
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	2,024
1,955	Xcel Energy, Inc., 4.700%, 05/15/20 (m)	2,175

		82,529

	Gas Utilities — 0.6%
	DCP Midstream Operating LP,
1,424	2.500%, 12/01/17	1,383
3,560	3.875%, 03/15/23 (m)	3,227
	Dominion Gas Holdings LLC,
1,035	2.500%, 12/15/19	1,053
1,475	3.600%, 12/15/24	1,542
1,850	4.600%, 12/15/44	2,022

		9,227

	Independent Power & Renewable Electricity Producers — 0.4%
1,085	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,095
	Oglethorpe Power Corp.,
700	4.550%, 06/01/44	755
630	5.375%, 11/01/40 (m)	761
	Southern Power Co.,
1,690	5.150%, 09/15/41 (m)	1,994
385	5.250%, 07/15/43 (m)	453
2,000	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44 (e)	2,202

		7,260

	Multi-Utilities — 2.8%
	Berkshire Hathaway Energy Co.,
1,545	3.500%, 02/01/25	1,607
4,945	4.500%, 02/01/45	5,449
905	5.150%, 11/15/43	1,095
	Consolidated Edison Co. of New York, Inc.,
2,065	3.300%, 12/01/24	2,170
3,850	4.625%, 12/01/54	4,337
	Dominion Resources, Inc.,
1,050	4.450%, 03/15/21 (m)	1,153
4,175	4.700%, 12/01/44	4,666
1,805	VAR, 5.750%, 10/01/54	1,921

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
EUR 1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76 (m)	1,234
	NiSource Finance Corp.,
4,330	4.800%, 02/15/44 (m)	4,957
665	5.250%, 02/15/43 (m)	797
1,250	NorthWestern Corp., 4.176%, 11/15/44	1,364
3,130	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67 (m)	3,181
	Sempra Energy,
4,864	2.875%, 10/01/22 (m)	4,871
5,255	3.550%, 06/15/24	5,474

		44,276

	Total Utilities	143,292

	Total Corporate Bonds (Cost $1,313,938)	1,341,536

Preferred Securities — 4.8% (x)
	Financials — 4.5%
	Banks — 2.7%
5,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	5,450
	Bank of America Corp.,
7,000	Series K, VAR, 8.000%, 01/30/18 (m)	7,471
2,700	Series V, VAR, 5.125%, 06/17/19	2,659
2,670	Series X, VAR, 6.250%, 09/05/24	2,747
	Citigroup, Inc.,
1,550	Series D, VAR, 5.350%, 05/15/23 (m)	1,490
1,505	Series M, VAR, 6.300%, 05/15/24	1,533
2,500	Series N, VAR, 5.800%, 11/15/19	2,528
GBP 1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19 (m)	2,303
EUR 950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,087
1,890	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	1,943
EUR 3,850	KBC Groep N.V., (Belgium), Reg. S, VAR, 5.625%, 03/19/19	4,357
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,200	VAR, 6.375%, 06/27/20	1,419
1,665	VAR, 7.500%, 06/27/24	1,744
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23 (m)	1,289
	Wells Fargo & Co.,
1,995	Series K, VAR, 7.980%, 03/15/18 (m)	2,180
1,779	Series U, VAR, 5.875%, 06/15/25	1,872

		42,072

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Preferred Securities — continued
	Capital Markets — 1.0%
1,290	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23 (m)	1,216
1,800	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,931
6,100	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	6,298
5,480	Morgan Stanley, VAR, 5.450%, 07/15/19	5,607
EUR 500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17 (m)	630

		15,682

	Diversified Financial Services — 0.8%
5,100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22 (m)	5,667
GBP 850	HBOS Capital Funding LP, (United Kingdom), Reg. S, VAR, 6.461%, 11/30/18 (m)	1,407
GBP 3,050	Nationwide Building Society, (United Kingdom), Reg. S, VAR, 6.875%, 06/20/19	4,768

		11,842

	Insurance — 0.0% (g)
630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	661

	Total Financials	70,257

	Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
	Telefonica Europe B.V., (Netherlands),
EUR 800	VAR, 4.200%, 12/04/19	953
EUR 100	VAR, 5.875%, 03/31/24	131
EUR 1,300	VAR, 6.500%, 09/18/18 (m)	1,646
EUR 100	VAR, 7.625%, 09/18/21	139

	Total Telecommunication Services	2,869

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 0.1%
	Electric Utilities — 0.1%
1,625	Electricite de France S.A., (France), VAR, 5.250%, 01/29/23 (e) (m)	1,722

	Total Preferred Securities (Cost $75,393)	74,848

U.S. Treasury Obligation — 2.3%
35,370	U.S. Treasury Note, 1.000%, 02/15/18 (m) (Cost $35,270)	35,367

Short-Term Investments — 6.5%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
160	0.016%, 03/12/15 (m) (n)	160
2,495	0.028%, 06/04/15 (k) (m) (n)	2,495

	Total U.S. Treasury Obligations	2,655

SHARES
	Investment Company — 6.4%
99,778	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	99,778

	Total Short-Term Investments (Cost $102,433)	102,433

	Total Investments — 99.3% (Cost $1,527,034)	1,554,184
	Other Assets in Excess of Liabilities — 0.7% (c)	11,352

	NET ASSETS — 100.0%	$1,565,536

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,066	U.S. Long Bond	06/19/15	172,525	516
589	2 Year U.S. Treasury Note	06/30/15	128,743	155
287	5 Year U.S. Treasury Note	06/30/15	34,234	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	31

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(61)	Euro Bobl	03/06/15	(8,954)	(121)
(20)	Euro Bund	03/06/15	(3,569)	(152)
(1,324)	10 Year U.S. Treasury Note	06/19/15	(169,203)	(584)
(678)	U.S. Ultra Bond	06/19/15	(114,095)	(1,020)
(34)	Long Gilt	06/26/15	(6,224)	(9)

				(1,160)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
223	EUR	Deutsche Bank AG	03/16/15	253	250	(3)
51	EUR	HSBC Bank, N.A.	03/16/15	58	57	(1)
92	GBP	Westpac Banking Corp.	03/16/15	140	142	2
				451	449	(2)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
136	EUR	Barclays Bank plc	03/16/15	154	152	2
123	EUR	Citibank, N.A.	03/16/15	138	138	—	(h)
21,075	EUR	Goldman Sachs International	03/16/15	23,847	23,588	259
2,625	EUR	HSBC Bank, N.A.	03/16/15	2,980	2,939	41
141	EUR	Westpac Banking Corp.	03/16/15	160	158	2
1,979	GBP	Deutsche Bank AG	03/16/15	3,045	3,055	(10)
46	GBP	HSBC Bank, N.A.	03/16/15	71	71	—	(h)
3,940	GBP	Royal Bank of Canada	03/16/15	5,998	6,081	(83)
43	GBP	Westpac Banking Corp.	03/16/15	67	67	—	(h)
				36,460	36,249	211

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 95.3%
	Argentina — 1.2%
270	YPF S.A., 8.750%, 04/04/24 (e)	275

	Bermuda — 0.9%
200	Digicel Ltd., 6.750%, 03/01/23 (e)	201

	Brazil — 2.7%
190	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20 (m)	188
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22 (m)	209
200	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41 (m)	199

		596

	Canada — 1.4%
	Pacific Rubiales Energy Corp.,
160	5.375%, 01/26/19 (e)	118
110	5.625%, 01/19/25 (e)	72
200	Reg. S, 5.125%, 03/28/23	130

		320

	Cayman Islands — 14.3%
140	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	141
100	Alliance Global Group, Inc., 6.500%, 08/18/17 (m)	106
200	China Shanshui Cement Group Ltd., Reg. S, 10.500%, 04/27/17 (m)	211
210	China State Construction Finance Cayman I Ltd., Reg. S, 3.125%, 04/02/18	209
200	Comcel Trust via Comunicaciones Celulares S.A., 6.875%, 02/06/24 (e)	213
	Country Garden Holdings Co. Ltd.,
200	7.875%, 05/27/19 (e)	206
200	Reg. S, 7.500%, 01/10/23	192
100	Kuwait Projects Co., 9.375%, 07/15/20 (m)	128
200	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	218
200	MCE Finance Ltd., Reg. S, 5.000%, 02/15/21	193
189	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	146
200	Semiconductor Manufacturing International Corp., 4.125%, 10/07/19 (e)	199
	Shimao Property Holdings Ltd.,
200	8.125%, 01/22/21	206
200	Reg. S, 6.625%, 01/14/20	197
200	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	205
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	194

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Cayman Islands — continued
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	207

		3,171

	Chile — 8.9%
100	AES Gener S.A., Reg. S, 5.250%, 08/15/21 (m)	107
200	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24	208
200	Cencosud S.A., 5.150%, 02/12/25 (e)	203
190	Colbun S.A., Reg. S, 6.000%, 01/21/20 (m)	211
200	Corp. Nacional del Cobre de Chile, 4.875%, 11/04/44 (e)	212
200	E.CL S.A., 4.500%, 01/29/25 (e)	208
200	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	201
	ENTEL Chile S.A.,
200	4.750%, 08/01/26 (e)	205
200	Reg. S, 4.875%, 10/30/24	208
200	Sociedad Quimica y Minera de Chile S.A., Reg. S, 5.500%, 04/21/20 (m)	215

		1,978

	Colombia — 2.2%
200	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	196
300	Ecopetrol S.A., 4.125%, 01/16/25	284

		480

	Croatia — 0.9%
200	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	209

	Hong Kong — 1.9%
210	Bright Food, Reg. S, 3.000%, 05/21/18	207
200	CITIC Pacific Ltd., Reg. S, 6.375%, 04/10/20	226

		433

	India — 2.8%
200	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	209
200	ICICI Bank Ltd., Reg. S, 4.700%, 02/21/18	213
200	Power Grid Corp of India Ltd., Reg. S, 3.875%, 01/17/23	199

		621

	Israel — 1.8%
170	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	174
220	Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)	234

		408

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Kazakhstan — 0.8%
210	KazMunayGas National Co. JSC, 6.000%, 11/07/44 (e)	179

	Luxembourg — 3.4%
200	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)	212
200	Minerva Luxembourg S.A., Reg. S, 7.750%, 01/31/23	197
200	Offshore Drilling Holding S.A., 8.625%, 09/20/20 (e)	162
210	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	189

		760

	Mexico — 11.5%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	444
200	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	216
150	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	170
200	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42 (m)	220
220	El Puerto de Liverpool SAB de C.V., 3.950%, 10/02/24 (e)	220
200	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	193
200	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	204
200	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	202
210	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	214
96	Petroleos Mexicanos, 5.625%, 01/23/46 (e)	98
200	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	209
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	184

		2,574

	Morocco — 1.0%
200	OCP S.A., 5.625%, 04/25/24 (e)	217

	Netherlands — 1.6%
EUR 100	Bharti Airtel International Netherlands B.V., 3.375%, 05/20/21 (e)	123
240	Petrobras Global Finance B.V., 5.375%, 01/27/21 (m)	213

		336

	Nigeria — 0.7%
200	Access Bank plc, VAR, 9.250%, 06/24/21 (e)	154

	Panama — 2.6%
179	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	183

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Panama — continued
	Global Bank Corp.,
200	5.125%, 10/30/19 (e)	205
200	Reg. S, 4.750%, 10/05/17	205

		593

	Paraguay — 0.7%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	157

	Peru — 4.0%
160	Alicorp SAA, Reg. S, 3.875%, 03/20/23	155
270	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27 (m)	292
56	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	60
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	222
150	Minsur S.A., 6.250%, 02/07/24 (e)	165

		894

	Singapore — 1.8%
200	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22 (m)	207
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	214

		421

	South Korea — 2.9%
210	Daegu Bank, Reg. S, 2.250%, 04/29/18	209
230	NongHyup Bank, 2.750%, 09/29/19 (e)	233
200	Woori Bank, 4.750%, 04/30/24 (e)	210

		652

	Sri Lanka — 0.9%
200	Bank of Ceylon, Reg. S, 5.325%, 04/16/18	200

	Thailand — 2.6%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	204
200	PTT PCL, Reg. S, 4.500%, 10/25/42	181
200	Siam Commercial Bank PCL, 3.500%, 04/07/19 (e)	206

		591

	Turkey — 6.1%
150	Akbank TAS, Reg. S, 5.000%, 10/24/22	153
200	Arcelik A.S., Reg. S, 5.000%, 04/03/23	192
200	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	202
200	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	204
210	Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (e)	207
200	Turkiye Is Bankasi, 5.000%, 04/30/20 (e)	199

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Turkey — continued
200	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	195

		1,352

	United Arab Emirates — 4.5%
	Abu Dhabi National Energy Co. PJSC,
200	3.875%, 05/06/24 (e)	207
200	Reg. S, 5.875%, 12/13/21 (m)	236
200	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21 (m)	231
100	DP World Ltd., Reg. S, 6.850%, 07/02/37 (m)	117
180	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20 (m)	222

		1,013

	United Kingdom — 7.0%
100	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20	110
200	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	206
200	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	190
220	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	220
200	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	212
200	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	204
200	State Grid Overseas Investment 2014 Ltd., 4.850%, 05/07/44 (e)	224
200	Vedanta Resources plc, Reg. S, 8.250%, 06/07/21 (m)	190

		1,556

	United States — 4.2%
200	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	228
	Reliance Holding USA, Inc.,
250	Reg. S, 5.400%, 02/14/22 (m)	274

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — continued
250	Reg. S, 6.250%, 10/19/40 (m)	285
175	Southern Copper Corp., 5.250%, 11/08/42	158

		945

	Total Corporate Bonds (Cost $20,778)	21,286

Foreign Government Securities — 1.9%
	Argentina — 0.9%
200	Provincia de Buenos Aires, 8.950%, 02/19/21 (e) (m)	208

	Russia — 1.0%
	Russian Federation,
200	Reg. S, 4.875%, 09/16/23 (m)	179
39	Reg. S, SUB, 7.500%, 03/31/30 (m)	42

		221

	Total Foreign Government Securities (Cost $419)	429

U.S. Treasury Obligation — 0.2%
40	U.S. Treasury Note, 0.250%, 03/31/15 (k) (Cost $40)	40

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
559	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $559)	559

	Total Investments — 99.9% (Cost $21,796)	22,314
	Other Assets in Excess of Liabilities — 0.1%	26

	NET ASSETS — 100.0%	$22,340

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	10 Year U.S. Treasury Note	06/19/15	256	— (h)
15	5 Year U.S. Treasury Note	06/30/15	1,789	3

	Short Futures Outstanding
(6)	U.S. Long Bond	06/19/15	(971)	(5)
(6)	2 Year U.S. Treasury Note	06/30/15	(1,312)	(1)

				(3)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
99	EUR	Westpac Banking Corp.	03/31/15	121	110	11

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF February 28, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Citibank, N.A.:
Federative Republic of Brazil., 12.250%, 03/06/30	1.000%, quarterly	03/20/20	2.395%	100	6	(7)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 16.5%
	Bermuda — 0.2%
2,080	Digicel Ltd., 6.750%, 03/01/23 (e)	2,094

	Cayman Islands — 0.1%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,112

	Chile — 0.7%
	Corp. Nacional del Cobre de Chile,
2,170	4.875%, 11/04/44	2,300
1,750	4.875%, 11/04/44 (e)	1,853
2,270	ENTEL Chile S.A., 4.750%, 08/01/26 (e)	2,321

		6,474

	Colombia — 0.1%
1,240	Ecopetrol S.A., 5.875%, 05/28/45	1,184

	Croatia — 0.4%
3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,511

	Georgia — 0.2%
1,945	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	2,110

	Hungary — 0.2%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,383

	India — 0.4%
2,100	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	2,151
1,560	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	1,601

		3,752

	Indonesia — 2.4%
	Pertamina Persero PT,
4,980	5.250%, 05/23/21 (e)	5,328
4,694	6.000%, 05/03/42 (e)	4,800
3,450	Reg. S, 4.875%, 05/03/22	3,602
4,600	Reg. S, 6.450%, 05/30/44	5,037
2,800	Perusahaan Listrik Negara PT, Reg. S, 5.250%, 10/24/42	2,705

		21,472

	Israel — 0.3%
2,740	Israel Electric Corp., Ltd., 5.000%, 11/12/24 (e)	2,908

	Kazakhstan — 0.9%
	KazMunayGas National Co. JSC,
610	Reg. S, 4.400%, 04/30/23	548
3,270	Reg. S, 5.750%, 04/30/43	2,706
400	Reg. S, 6.375%, 04/09/21	406
2,810	Reg. S, 7.000%, 05/05/20	2,926

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Kazakhstan — continued
1,375	Reg. S, 9.125%, 07/02/18	1,519

		8,105

	Mexico — 6.4%
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,908
2,650	Reg. S, 5.750%, 02/14/42	2,909
	Petroleos Mexicanos,
190	3.500%, 07/18/18	196
13,940	4.875%, 01/24/22	14,777
6,270	4.875%, 01/18/24	6,668
7,220	5.500%, 01/21/21	7,924
4,993	5.625%, 01/23/46 (e)	5,120
1,000	6.375%, 01/23/45	1,118
3,840	6.500%, 06/02/41	4,329
11,320	6.625%, 06/15/35	12,991
MXN 6,535	7.650%, 11/24/21 (e)	461
420	VAR, 2.277%, 07/18/18	428

		58,829

	Morocco — 0.4%
	OCP S.A.,
605	Reg. S, 5.625%, 04/25/24	656
2,550	Reg. S, 6.875%, 04/25/44	2,878

		3,534

	Netherlands — 0.4%
1,748	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	1,617
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,089

		3,706

	Peru — 0.2%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	920
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	727

		1,647

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	825
1,930	7.390%, 12/02/24 (e)	2,567

		3,392

	South Africa — 0.5%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,314

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	South Africa — continued
2,920	Reg. S, 6.750%, 08/06/23	3,015

		4,329

	Sri Lanka — 0.3%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,793
500	National Savings Bank, Reg. S, 8.875%, 09/18/18	547

		2,340

	United Kingdom — 0.3%
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e)	380
2,550	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	2,976

		3,356

	Venezuela — 1.7%
	Petroleos de Venezuela S.A.,
33,850	5.375%, 04/12/27	10,832
13,248	Reg. S, 6.000%, 11/15/26	4,235

		15,067

	Total Corporate Bonds (Cost $155,712)	150,305

Foreign Government Securities — 77.4%
	Argentina — 2.3%
	Provincia de Buenos Aires,
3,530	8.950%, 02/19/21 (e)	3,671
606	Reg. S, 9.375%, 09/14/18	597
3,700	Reg. S, 9.625%, 04/18/28	3,552
1,660	Reg. S, 10.875%, 01/26/21	1,677
1,891	Reg. S, 11.750%, 10/05/15	1,888
	Republic of Argentina,
3,022	7.000%, 10/03/15	3,013
5,500	Series X, 7.000%, 04/17/17	5,385

		19,783

	Belarus — 0.2%
2,037	Republic of Belarus, Reg. S, 8.950%, 01/26/18	1,635

	Belize — 0.1%
	Republic of Belize,
1,292	Reg. S, SUB, 5.000%, 02/20/38	937
302	SUB, 5.000%, 02/20/38 (e)	219

		1,156

	Bermuda — 0.1%
950	Government of Bermuda, Reg. S, 4.854%, 02/06/24	999

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Bolivia — 0.2%
	Plurinational State of Bolivia,
700	Reg. S, 4.875%, 10/29/22	696
1,480	Reg. S, 5.950%, 08/22/23	1,554

		2,250

	Brazil — 5.5%
BRL 10,230	Brazil Notas do Tesouro Nacional, 10.000%, 01/01/25	3,160
BRL 3,800	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	1,217
	Federative Republic of Brazil,
11,780	2.625%, 01/05/23	10,396
13,441	4.250%, 01/07/25	12,937
4,038	5.000%, 01/27/45	3,654
1,000	5.625%, 01/07/41	998
3,990	7.125%, 01/20/37	4,748
307	Series A, 8.000%, 01/15/18	333
6,876	8.250%, 01/20/34 (m)	8,939
1,658	12.250%, 03/06/30 (m)	2,951

		49,333

	Chile — 0.3%
2,870	Republic of Chile, 3.625%, 10/30/42	2,841

	Colombia — 3.1%
	Republic of Colombia,
5,530	4.000%, 02/26/24	5,751
1,760	4.375%, 07/12/21	1,880
1,674	5.000%, 06/15/45	1,760
3,700	6.125%, 01/18/41	4,509
4,790	7.375%, 03/18/19	5,658
4,080	7.375%, 09/18/37	5,585
1,100	8.125%, 05/21/24 (m)	1,485
673	10.375%, 01/28/33 (m)	1,078

		27,706

	Costa Rica — 1.2%
	Republic of Costa Rica,
2,532	Reg. S, 4.250%, 01/26/23	2,415
4,000	Reg. S, 5.625%, 04/30/43	3,465
4,970	Reg. S, 7.000%, 04/04/44	5,020

		10,900

	Croatia — 0.8%
	Republic of Croatia,
3,400	Reg. S, 6.625%, 07/14/20	3,808
3,420	Reg. S, 6.750%, 11/05/19	3,826

		7,634

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Dominican Republic — 2.4%
	Government of Dominican Republic,
5,470	6.850%, 01/27/45 (e)	5,826
3,862	Reg. S, 5.875%, 04/18/24	4,132
2,400	Reg. S, 6.600%, 01/28/24	2,664
4,613	Reg. S, 7.450%, 04/30/44	5,328
1,690	Reg. S, 7.500%, 05/06/21	1,901
1,519	Reg. S, 9.040%, 01/23/18	1,647

		21,498

	Ecuador — 1.0%
	Republic of Ecuador,
3,023	Reg. S, 7.950%, 06/20/24	2,823
6,343	Reg. S, 9.375%, 12/15/15	6,343

		9,166

	Egypt — 0.3%
	Arab Republic of Egypt,
318	Reg. S, 5.750%, 04/29/20	336
2,139	Reg. S, 6.875%, 04/30/40	2,136

		2,472

	El Salvador — 1.2%
	Republic of El Salvador,
2,625	Reg. S, 5.875%, 01/30/25	2,599
1,540	Reg. S, 6.375%, 01/18/27	1,565
840	Reg. S, 7.375%, 12/01/19	914
765	Reg. S, 7.650%, 06/15/35	820
3,200	Reg. S, 7.750%, 01/24/23 (m)	3,588
1,044	Reg. S, 8.250%, 04/10/32 (m)	1,194

		10,680

	Guatemala — 0.3%
	Republic of Guatemala,
650	Reg. S, 4.875%, 02/13/28	682
1,650	Reg. S, 5.750%, 06/06/22	1,815

		2,497

	Honduras — 0.8%
	Republic of Honduras,
1,277	Reg. S, 7.500%, 03/15/24	1,334
5,270	Reg. S, 8.750%, 12/16/20	5,830

		7,164

	Hungary — 4.4%
1,600	Magyar Export-Import Bank ZRT, 5.500%, 02/12/18 (e)	1,710
	Republic of Hungary,
10,634	5.375%, 02/21/23	11,950

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hungary — continued
3,310	5.375%, 03/25/24	3,746
4,704	5.750%, 11/22/23	5,427
6,050	6.250%, 01/29/20	6,942
3,340	6.375%, 03/29/21	3,907
4,060	7.625%, 03/29/41	5,944

		39,626

	Indonesia — 5.4%
	Republic of Indonesia,
3,500	4.125%, 01/15/25 (e)	3,634
2,150	5.125%, 01/15/45 (e)	2,290
1,000	Reg. S, 3.375%, 04/15/23	991
2,100	Reg. S, 4.875%, 05/05/21	2,315
5,300	Reg. S, 5.250%, 01/17/42	5,658
5,521	Reg. S, 5.875%, 03/13/20	6,294
8,600	Reg. S, 5.875%, 01/15/24	10,062
3,644	Reg. S, 7.750%, 01/17/38	5,056
6,445	Reg. S, 8.500%, 10/12/35	9,426
2,525	Reg. S, 11.625%, 03/04/19	3,386

		49,112

	Iraq — 0.1%
1,300	Republic of Iraq, Reg. S, 5.800%, 01/15/28	1,084

	Ivory Coast — 1.0%
	Republic of Ivory Coast,
1,809	5.375%, 07/23/24 (e)	1,723
3,983	6.375%, 03/03/28 (e)	3,949
3,835	Reg. S, SUB, 5.750%, 12/31/32	3,658

		9,330

	Jamaica — 1.3%
	Jamaica Government International Bond,
3,160	7.625%, 07/09/25	3,476
4,360	8.000%, 06/24/19	4,807
320	8.000%, 03/15/39	345
2,150	9.250%, 10/17/25	2,510
399	10.625%, 06/20/17 (m)	461

		11,599

	Kazakhstan — 0.7%
	Republic of Kazakhstan,
4,500	3.875%, 10/14/24	4,185
2,137	3.875%, 10/14/24 (e)	1,987

		6,172

	Kenya — 0.3%
3,000	Republic of Kenya, 6.875%, 06/24/24 (e)	3,146

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Lebanon — 3.0%
	Republic of Lebanon,
6,620	6.375%, 03/09/20	6,843
2,160	9.000%, 03/20/17	2,322
5,830	Reg. S, 6.600%, 11/27/26	5,990
10,770	Reg. S, 8.250%, 04/12/21	12,103

		27,258

	Lithuania — 1.3%
	Republic of Lithuania,
3,600	Reg. S, 6.125%, 03/09/21	4,261
4,975	Reg. S, 6.625%, 02/01/22	6,169
1,290	Reg. S, 7.375%, 02/11/20	1,571

		12,001

	Mexico — 4.6%
	United Mexican States,
4,270	3.600%, 01/30/25	4,402
5,210	3.625%, 03/15/22	5,439
6,550	4.000%, 10/02/23	6,999
6,200	4.600%, 01/23/46	6,448
8,500	5.550%, 01/21/45	10,136
4,300	5.750%, 10/12/10	4,843
MXN 42,000	Series M, 7.750%, 11/13/42	3,356

		41,623

	Morocco — 1.1%
	Kingdom of Morocco,
3,215	Reg. S, 4.250%, 12/11/22	3,356
5,690	Reg. S, 5.500%, 12/11/42	6,330

		9,686

	Namibia — 0.1%
1,200	Republic of Namibia, Reg. S, 5.500%, 11/03/21	1,296

	Netherlands — 0.2%
1,400	Republic of Angola, Reg. S, 7.000%, 08/16/19	1,391

	Nigeria — 0.2%
1,753	Federal Republic of Nigeria, Reg. S, 6.750%, 01/28/21	1,764

	Pakistan — 0.9%
	Republic of Pakistan,
4,815	Reg. S, 6.875%, 06/01/17	4,881
3,600	Reg. S, 8.250%, 04/15/24	3,659

		8,540

	Panama — 1.5%
	Republic of Panama,
2,600	4.000%, 09/22/24	2,737

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Panama — continued
2,930	4.300%, 04/29/53	2,849
3,495	8.875%, 09/30/27 (m)	5,159
2,000	9.375%, 04/01/29 (m)	3,070

		13,815

	Paraguay — 0.2%
	Republic of Paraguay,
200	Reg. S, 4.625%, 01/25/23	208
1,700	Reg. S, 6.100%, 08/11/44	1,874

		2,082

	Peru — 1.1%
	Republic of Peru,
3,010	5.625%, 11/18/50	3,698
1,300	6.550%, 03/14/37	1,729
2,710	8.750%, 11/21/33 (m)	4,316

		9,743

	Philippines — 3.8%
	Republic of Philippines,
4,380	4.200%, 01/21/24	4,873
5,100	6.375%, 10/23/34	7,051
1,540	6.500%, 01/20/20	1,840
12,555	7.750%, 01/14/31	18,864
480	8.375%, 06/17/19	602
1,025	10.625%, 03/16/25 (m)	1,668

		34,898

	Poland — 0.3%
	Republic of Poland,
1,165	3.000%, 03/17/23	1,173
1,390	4.000%, 01/22/24	1,499

		2,672

	Romania — 1.4%
	Republic of Romania,
3,710	4.375%, 08/22/23 (e)	4,011
722	6.750%, 02/07/22 (e)	881
4,246	Reg. S, 4.875%, 01/22/24	4,761
2,310	Reg. S, 6.125%, 01/22/44	3,012

		12,665

	Russia — 7.7%
	Russian Federation,
2,000	3.250%, 04/04/17 (e)	1,970
2,400	Reg. S, 3.250%, 04/04/17	2,364
7,200	Reg. S, 3.500%, 01/16/19	6,633
8,200	Reg. S, 4.875%, 09/16/23	7,329
5,000	Reg. S, 5.625%, 04/04/42	4,250

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Russia — continued
1,290	Reg. S, 11.000%, 07/24/18 (m)	1,498
2,560	Reg. S, 12.750%, 06/24/28 (m)	3,641
39,172	Reg. S, SUB, 7.500%, 03/31/30 (m)	41,954

		69,639

	Senegal — 0.2%
1,800	Republic of Senegal, Reg. S, 6.250%, 07/30/24	1,799

	Serbia — 1.4%
	Republic of Serbia,
1,165	5.250%, 11/21/17 (e)	1,217
850	5.875%, 12/03/18 (e)	915
3,310	Reg. S, 4.875%, 02/25/20	3,451
5,070	Reg. S, 7.250%, 09/28/21	5,926
849	Reg. S, SUB, 6.750%, 11/01/24	870

		12,379

	Slovenia — 0.1%
1,040	Republic of Slovenia, Reg. S, 5.250%, 02/18/24	1,186

	South Africa — 2.7%
	Republic of South Africa,
3,000	4.665%, 01/17/24	3,172
2,355	5.500%, 03/09/20	2,579
7,950	5.875%, 09/16/25	9,123
1,500	6.875%, 05/27/19	1,721
ZAR 76,200	10.500%, 12/21/26 (m)	7,978

		24,573

	Sri Lanka — 0.9%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	713
2,670	6.250%, 10/04/20 (e)	2,784
3,398	Reg. S, 5.875%, 07/25/22	3,474
1,260	Reg. S, 6.250%, 07/27/21	1,314

		8,285

	Tanzania — 0.1%
660	Republic of Tanzania, Reg. S, VAR, 6.329%, 03/09/20	681

	Turkey — 7.6%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,045
	Republic of Turkey,
4,255	4.875%, 04/16/43	4,202
1,310	5.625%, 03/30/21	1,431
7,465	5.750%, 03/22/24	8,305
7,407	6.000%, 01/14/41	8,416

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Turkey — continued
3,000	6.250%, 09/26/22	3,416
3,000	6.625%, 02/17/45	3,705
4,220	6.750%, 04/03/18	4,674
4,255	6.875%, 03/17/36	5,266
2,320	7.000%, 03/11/19	2,633
4,329	7.000%, 06/05/20	4,989
6,600	7.375%, 02/05/25 (m)	8,200
1,205	7.500%, 07/14/17	1,341
1,272	7.500%, 11/07/19	1,485
4,200	8.000%, 02/14/34 (m)	5,759
TRY 11,400	8.500%, 07/10/19	4,617

		69,484

	Ukraine — 0.2%
	Republic of Ukraine,
800	Reg. S, 6.250%, 06/17/16	336
1,600	Reg. S, 7.500%, 04/17/23	674
400	Reg. S, 7.750%, 09/23/20	164
500	Reg. S, 7.800%, 11/28/22	207
1,000	Reg. S, 9.250%, 07/24/17	430

		1,811

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	390

	Uruguay — 1.4%
	Republic of Uruguay,
8,600	5.100%, 06/18/50	8,927
2,148	7.625%, 03/21/36	3,018
407	7.875% (cash), 01/15/33 (m) (v)	573

		12,518

	Venezuela — 1.5%
	Republic of Venezuela,
15,460	6.000%, 12/09/20	5,565
1,401	7.650%, 04/21/25	504
1,700	9.375%, 01/13/34 (m)	655
10,850	Reg. S, 7.750%, 10/13/19	4,069
2,450	Reg. S, 9.000%, 05/07/23	931
4,485	Reg. S, 9.250%, 05/07/28	1,693
1,000	Reg. S, 11.950%, 08/05/31	423

		13,840

	Vietnam — 0.8%
	Republic of Vietnam,
3,650	4.800%, 11/19/24 (e)	3,833
3,243	Reg. S, 6.750%, 01/29/20	3,656

		7,489

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Zambia — 0.1%
850	Republic of Zambia, 8.500%, 04/14/24 (e)	921

	Total Foreign Government Securities (Cost $689,984)	702,212

U.S. Treasury Obligation — 0.2%
1,505	U.S. Treasury Note, 0.250%, 03/31/15 (k) (Cost $1,505)	1,505

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 4.4%
	Investment Company — 4.4%
39,964	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $39,964)	39,964

	Total Investments — 98.5% (Cost $887,165)	893,986
	Other Assets in Excess of Liabilities — 1.5%	13,514

	NET ASSETS — 100.0%	$907,500

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(244)	10 Year U.S. Treasury Note	06/19/15	(31,182)	(111)
(130)	U.S. Long Bond	06/19/15	(21,040)	(91)
(86)	5 Year U.S. Treasury Note	06/30/15	(10,258)	10

				(192)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,694	AUD	TD Bank Financial Group	03/18/15	5,502	5,225	(277)
6,363	AUD	Westpac Banking Corp.	03/18/15	5,209	4,968	(241)
28,727	BRL	HSBC Bank, N.A. ††	03/18/15	10,814	10,067	(747)
5,124	BRL	Goldman Sachs International ††	03/31/15	1,831	1,788	(43)
5,649,450	CLP	HSBC Bank, N.A. ††	03/18/15	9,117	9,144	27
10,424,615	COP	HSBC Bank, N.A. ††	03/18/15	4,394	4,163	(231)
8,097	EUR	Barclays Bank plc	03/18/15	9,150	9,063	(87)
937	EUR	Credit Suisse International	03/18/15	1,157	1,048	(109)
3,902	EUR	Westpac Banking Corp.	03/18/15	4,438	4,368	(70)
7,094	GBP	Credit Suisse International	03/18/15	10,769	10,951	182
1,367,510	HUF	Barclays Bank plc	03/18/15	5,339	5,050	(289)
646,496	HUF	Deutsche Bank AG	03/31/15	2,390	2,386	(4)
37,404	ILS	HSBC Bank, N.A.	03/18/15	9,615	9,390	(225)
613,352	JPY	Westpac Banking Corp.	03/18/15	5,253	5,128	(125)
135,444	MXN	Citibank, N.A.	03/18/15	8,991	9,063	72
80,777	MXN	Deutsche Bank AG	03/18/15	5,589	5,405	(184)
135,158	MXN	HSBC Bank, N.A.	03/18/15	9,241	9,044	(197)
130,163	MXN	TD Bank Financial Group	03/18/15	8,856	8,710	(146)
79,581	MXN	Barclays Bank plc	03/31/15	5,417	5,319	(98)

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
45,011	MXN	BNP Paribas	03/31/15	3,042	3,009	(33)
54,620	MXN	Citibank, N.A.	03/31/15	3,646	3,651	5
31,731	MXN	Standard Chartered Bank	03/31/15	2,148	2,121	(27)
84,485	PLN	Barclays Bank plc	03/18/15	23,390	22,777	(613)
6,398	PLN	HSBC Bank, N.A.	03/18/15	1,760	1,725	(35)
9,313	RON	Goldman Sachs International	03/31/15	2,368	2,350	(18)
13,500	SGD	Deutsche Bank AG	03/18/15	10,192	9,901	(291)
292,648	THB	HSBC Bank, N.A.	03/18/15	9,055	9,045	(10)
35,311	TRY	BNP Paribas	03/18/15	15,326	14,018	(1,308)
10,353	TRY	Credit Suisse International	03/18/15	4,408	4,110	(298)
13,117	TRY	HSBC Bank, N.A.	03/18/15	5,553	5,208	(345)
12,990	TRY	TD Bank Financial Group	03/18/15	5,553	5,157	(396)
107,120	ZAR	Barclays Bank plc	03/18/15	9,357	9,157	(200)
5,649	ZAR	Citibank, N.A.	03/31/15	482	482	— (h)
32,821	ZAR	HSBC Bank, N.A.	03/31/15	2,789	2,799	10
				222,141	215,790	(6,351)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,644	AUD	TD Bank Financial Group	03/18/15	14,359	13,774	585
6,334	AUD	Westpac Banking Corp.	03/18/15	5,213	4,945	268
15,081	BRL	Deutsche Bank AG ††	03/18/15	5,441	5,285	156
13,647	BRL	HSBC Bank, N.A. ††	03/18/15	5,089	4,783	306
4,763	BRL	Deutsche Bank AG ††	03/31/15	1,657	1,662	(5)
12,769	BRL	Union Bank of Switzerland AG ††	03/31/15	4,529	4,455	74
11,342	CAD	Citibank, N.A.	03/18/15	8,991	9,071	(80)
5,649,450	CLP	Deutsche Bank AG ††	03/18/15	8,898	9,143	(245)
10,424,615	COP	Deutsche Bank AG ††	03/18/15	4,418	4,163	255
1,199	EUR	Barclays Bank plc	03/18/15	1,348	1,342	6
11,737	EUR	Westpac Banking Corp.	03/18/15	13,534	13,138	396
3,660	GBP	TD Bank Financial Group	03/18/15	5,512	5,650	(138)
3,434	GBP	Westpac Banking Corp.	03/18/15	5,368	5,301	67
1,367,510	HUF	Barclays Bank plc	03/18/15	4,914	5,050	(136)
646,496	HUF	Credit Suisse International	03/31/15	2,567	2,386	181
17,794	ILS	HSBC Bank, N.A.	03/18/15	4,457	4,467	(10)
19,610	ILS	Westpac Banking Corp.	03/18/15	4,978	4,923	55
613,352	JPY	Westpac Banking Corp.	03/18/15	5,121	5,129	(8)
133,440	MXN	Barclays Bank plc	03/18/15	8,994	8,929	65
80,777	MXN	HSBC Bank, N.A.	03/18/15	5,396	5,405	(9)
246,395	MXN	Barclays Bank plc	03/31/15	16,536	16,470	66
21,507	MXN	Union Bank of Switzerland AG	03/31/15	1,481	1,438	43
71,558	PLN	Barclays Bank plc	03/18/15	19,636	19,292	344
16,604	PLN	Credit Suisse International	03/18/15	4,412	4,477	(65)
35,382	PLN	HSBC Bank, N.A.	03/18/15	10,464	9,538	926

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	43

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,313	RON	Barclays Bank plc	03/31/15	2,556	2,350	206
6,048	SGD	BNP Paribas	03/18/15	4,495	4,435	60
31,561	SGD	HSBC Bank, N.A.	03/18/15	23,555	23,148	407
42,136	TRY	Credit Suisse International	03/18/15	17,618	16,727	891
29,636	TRY	HSBC Bank, N.A.	03/18/15	12,606	11,765	841
7,345	TRY	Barclays Bank plc	03/31/15	3,005	2,905	100
4,400	TRY	Deutsche Bank AG	03/31/15	1,741	1,741	—	(h)
107,120	ZAR	Barclays Bank plc	03/18/15	9,241	9,158	83
133,684	ZAR	Barclays Bank plc	03/31/15	11,384	11,398	(14)
				259,514	253,843	5,671

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Security — 2.7%
	Italy Buoni Poliennali Del Tesoro, (Italy),
EUR 4,070	2.149%, 11/12/17 (Cost $5,307)	4,771

U.S. Treasury Obligations — 94.0%
	U.S. Treasury Inflation Indexed Bonds,
3,490	0.625%, 02/15/43	3,513
3,409	0.750%, 02/15/42	3,605
1,320	0.750%, 02/15/45	1,340
4,430	1.375%, 02/15/44	5,281
2,801	1.750%, 01/15/28 (m)	3,679
4,010	2.000%, 01/15/26 (m)	5,629
1,550	2.125%, 02/15/40 (m)	2,259
1,765	2.125%, 02/15/41	2,566
3,015	2.375%, 01/15/25 (m)	4,559
2,930	2.375%, 01/15/27 (m)	4,222
2,477	2.500%, 01/15/29 (m)	3,467
1,085	3.375%, 04/15/32 (m)	2,109
1,710	3.625%, 04/15/28 (m)	3,511
1,559	3.875%, 04/15/29 (m)	3,278
	U.S. Treasury Inflation Indexed Notes,
4,531	0.125%, 04/15/16	4,876
12,055	0.125%, 04/15/17 (k)	12,691
7,392	0.125%, 04/15/18	7,648
1,370	0.125%, 04/15/19	1,394
8,252	0.125%, 01/15/22	8,635
7,644	0.125%, 07/15/22	7,885
5,560	0.125%, 01/15/23	5,681
8,805	0.125%, 07/15/24	8,714

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
2,845	0.250%, 01/15/25	2,842
8,429	0.375%, 07/15/23	8,724
9,149	0.625%, 07/15/21	9,984
12,729	0.625%, 01/15/24	13,357
6,190	1.125%, 01/15/21 (m)	7,126
4,070	1.250%, 07/15/20 (m)	4,740
2,087	1.375%, 01/15/20 (m)	2,445
165	1.625%, 01/15/18 (m)	197
2,895	1.875%, 07/15/19 (m)	3,505
2,790	2.375%, 01/15/17 (m)	3,450
2,825	2.500%, 07/15/16 (m)	3,459
2,440	2.625%, 07/15/17 (m)	3,008

	Total U.S. Treasury Obligations (Cost $162,561)	169,379

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
6,356	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $6,356)	6,356

	Total Investments — 100.2% (Cost $174,224)	180,506
	Liabilities in Excess of Other Assets — (0.2)% (c)	(341)

	NET ASSETS — 100.0%	$180,165

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	Euro-BTP Italian Government Bond	03/06/15	2,365	34
60	Short Term Euro-BTP Italian Government Bond	03/06/15	7,541	50
3	Ultra Long Term U.S. Treasury Bond	06/19/15	505	4

	Short Futures Outstanding
(126)	Euro Schatz	03/06/15	(15,695)	(38)
(76)	10 Year U.S. Treasury Note	06/19/15	(9,713)	(30)
(78)	2 Year U.S. Treasury Note	06/30/15	(17,049)	(20)
(71)	5 Year U.S. Treasury Note	06/30/15	(8,469)	(9)

				(9)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	45

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21	EUR	Barclays Bank plc	03/04/15	23	23	— (h)
1,527	EUR	BNP Paribas	03/04/15	1,717	1,709	(8)
35	EUR	Goldman Sachs International	03/04/15	41	40	(1)
20	EUR	HSBC Bank, N.A.	03/04/15	22	22	— (h)
				1,803	1,794	(9)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
6	EUR	Australia and New Zealand Banking Group Limited	03/04/15	7	7	—	(h)
14	EUR	Barclays Bank plc	03/04/15	15	15	—	(h)
9	EUR	Credit Suisse International	03/04/15	11	11	—	(h)
9	EUR	Deutsche Bank AG	03/04/15	10	10	—	(h)
5,934	EUR	Royal Bank of Canada	03/04/15	6,739	6,641	98
30	EUR	Societe Generale	03/04/15	34	33	1
13	EUR	Standard Chartered Bank	03/04/15	15	15	—	(h)
4,412	EUR	Barclays Bank plc	04/01/15	4,955	4,940	15
14	EUR	BNP Paribas	04/01/15	16	16	—	(h)
20	EUR	Citibank, N.A.	04/01/15	23	23	—	(h)
25	EUR	Credit Suisse International	04/01/15	28	27	1
7	EUR	Royal Bank of Canada	04/01/15	8	8	—	(h)
				11,861	11,746	115

Price Lock
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (#)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/19	$101.45	03/27/15	$14,250	$24

(#)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.1%
	ABFC Trust,
9,020	Series 2005-HE2, Class M3, VAR, 0.951%, 06/25/35	8,268
699	Series 2005-OPT1, Class A2C, VAR, 0.531%, 07/25/35	690
22,978	Series 2006-OPT2, Class A2, VAR, 0.311%, 10/25/36	19,554
	Accredited Mortgage Loan Trust,
3,878	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,770
4,861	Series 2006-2, Class A3, VAR, 0.321%, 09/25/36	4,792
	ACE Securities Corp. Home Equity Loan Trust,
3,191	Series 2005-HE7, Class A1B2, VAR, 0.468%, 11/25/35	3,013
33,382	Series 2006-FM1, Class A2B, VAR, 0.261%, 07/25/36	12,194
8,880	Series 2006-NC3, Class A2B, VAR, 0.281%, 12/25/36	3,640
	Ameriquest Mortgage Securities Trust,
15,903	Series 2006-M3, Class A2B, VAR, 0.271%, 10/25/36	6,939
24,990	Series 2006-M3, Class A2C, VAR, 0.331%, 10/25/36	10,988
9,688	Series 2006-M3, Class A2D, VAR, 0.411%, 10/25/36	4,301
2,294	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.443%, 08/25/33	2,249
1,522	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.792%, 12/15/33	1,495
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.413%, 01/25/35	9,364
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,068
	Carrington Mortgage Loan Trust,
20,846	Series 2006-FRE2, Class A2, VAR, 0.291%, 10/25/36	12,430
6,734	Series 2006-NC2, Class A3, VAR, 0.321%, 06/25/36	5,504
	Centex Home Equity Loan Trust,
3,666	Series 2005-A, Class M2, VAR, 0.671%, 01/25/35	3,046
110	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,862	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.877%, 07/25/36	1,936
	Citigroup Mortgage Loan Trust,
4,354	Series 2006-HE1, Class M1, VAR, 0.501%, 01/25/36	4,264
1,518	Series 2007-AMC1, Class A2A, VAR, 0.221%, 12/25/36	849
13,515	Series 2007-AMC4, Class A2B, VAR, 0.311%, 05/25/37	13,020
	Credit-Based Asset Servicing and Securitization LLC,
90	Series 2005-CB4, Class AF4, SUB, 4.722%, 07/25/35	90
6,334	Series 2006-CB4, Class AV4, VAR, 0.408%, 05/25/36	4,773
20,691	Series 2006-CB8, Class A1, VAR, 0.308%, 10/25/36	16,111
909	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-1, Class M2, VAR, 0.996%, 03/25/34	839
7,419	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.071%, 05/28/37 (e)	7,294
5,220	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.438%, 07/25/36	2,984
21,701	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.311%, 12/25/36	13,405
	Fremont Home Loan Trust,
33,437	Series 2006-B, Class 2A3, VAR, 0.331%, 08/25/36	13,650
11,816	Series 2006-C, Class 2A2, VAR, 0.321%, 10/25/36	5,810
	GSAA Home Equity Trust,
10,133	Series 2007-5, Class 1AV1, VAR, 0.271%, 03/25/47	5,270
8,745	Series 2007-5, Class 2A1A, VAR, 0.291%, 04/25/47	6,881
	GSAMP Trust,
6,338	Series 2006-FM2, Class A2C, VAR, 0.321%, 09/25/36	2,939
8,617	Series 2006-FM2, Class A2D, VAR, 0.411%, 09/25/36	4,091
14,891	Series 2006-HE3, Class A2C, VAR, 0.331%, 05/25/46	13,372
7,364	Series 2006-NC1, Class A2, VAR, 0.351%, 02/25/36	7,160

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
32,045	Series 2007-HE1, Class A2C, VAR, 0.321%, 03/25/47	26,437
11,713	Series 2007-NC1, Class A2C, VAR, 0.321%, 12/25/46	6,760
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,500
18,100	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.601%, 02/25/36	15,792
	Home Equity Mortgage Loan Asset-Backed Trust,
1,469	Series 2004-B, Class M2, VAR, 1.293%, 11/25/34	1,371
21,449	Series 2006-C, Class 2A, VAR, 0.301%, 08/25/36	17,260
13,800	Series 2006-D, Class 2A3, VAR, 0.331%, 11/25/36	8,514
24,294	Series 2006-E, Class 2A3, VAR, 0.341%, 04/25/37	16,208
2,681	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.101%, 09/25/35	2,501
2,786	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.026%, 07/25/34	2,684
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e) (i)	18,612
28,859	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.321%, 04/25/36	13,034
	Merrill Lynch Mortgage Investors Trust,
13,936	Series 2006-FF1, Class M3, VAR, 0.481%, 08/25/36	12,511
10,901	Series 2007-HE3, Class A1, VAR, 0.241%, 04/25/47	6,185
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.041%, 11/25/34	7,508
1,970	Series 2005-WMC5, Class M4, VAR, 1.131%, 06/25/35	1,877
394	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.341%, 02/25/36	391
21,409	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.346%, 06/25/37	19,028
	New Century Home Equity Loan Trust,
63	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	65

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4,104	Series 2005-3, Class M1, VAR, 0.651%, 07/25/35	4,085
3,430	Series 2005-4, Class M2, VAR, 0.681%, 09/25/35	2,989
6,087	Series 2005-C, Class A2C, VAR, 0.421%, 12/25/35	5,949
22,605	Series 2005-C, Class A2D, VAR, 0.511%, 12/25/35	19,179
14,868	Series 2006-2, Class A2B, VAR, 0.331%, 08/25/36	11,219
22,541	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.361%, 04/25/37	18,623
12,080	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.661%, 05/25/35	11,200
	NovaStar Mortgage Funding Trust,
11,533	Series 2006-4, Class A2C, VAR, 0.321%, 09/25/36	6,711
6,444	Series 2006-4, Class A2D, VAR, 0.421%, 09/25/36	3,809
48,697	Series 2007-1, Class A2C, VAR, 0.351%, 03/25/37	24,567
2,407	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	2,407
	Option One Mortgage Loan Trust,
2,338	Series 2004-3, Class M2, VAR, 1.026%, 11/25/34	2,193
21,094	Series 2005-5, Class M1, VAR, 0.561%, 12/25/35	18,324
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
4,218	Series 2004-WHQ2, Class M2, VAR, 1.116%, 02/25/35	4,205
13,790	Series 2005-WHQ3, Class M2, VAR, 0.621%, 06/25/35	13,707
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.781%, 07/25/35	7,330
	RASC Trust,
651	Series 2005-KS6, Class M2, VAR, 0.621%, 07/25/35	646
4,434	Series 2006-KS1, Class A4, VAR, 0.471%, 02/25/36	4,386
	Renaissance Home Equity Loan Trust,
2,332	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,359
444	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	434

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Saxon Asset Securities Trust,
2,049	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,001
18,318	Series 2006-2, Class A3C, VAR, 0.321%, 09/25/36	16,903
	Securitized Asset-Backed Receivables LLC Trust,
18,921	Series 2006-NC3, Class A1, VAR, 0.311%, 09/25/36	12,539
6,063	Series 2007-NC2, Class A2B, VAR, 0.311%, 01/25/37	4,337
15,411	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.351%, 02/25/36	10,145
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	12,996
5,343	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	5,276
	Structured Asset Investment Loan Trust,
7,818	Series 2003-BC5, Class M1, VAR, 1.296%, 06/25/33	7,497
6,825	Series 2005-HE3, Class M1, VAR, 0.651%, 09/25/35	6,070
20,301	Series 2006-3, Class A5, VAR, 0.321%, 06/25/36	17,224
1,283	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.531%, 11/25/35	1,281
498	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	500

	Total Asset-Backed Securities (Cost $675,625)	680,483

Collateralized Mortgage Obligations — 5.7%
	Agency CMO — 2.1%
	Federal Home Loan Mortgage Corp. REMIC,
1,355	Series 2906, Class SW, IF, IO, 6.528%, 11/15/34	48
7,301	Series 3155, Class PS, IF, IO, 6.978%, 05/15/36	1,131
627	Series 3171, Class OJ, PO, 06/15/36	565
2,855	Series 3218, Class AS, IF, IO, 6.408%, 09/15/36	536
5,060	Series 3236, Class IS, IF, IO, 6.478%, 11/15/36	826
245	Series 3628, Class A, 5.000%, 06/15/38	245
1,787	Series 3654, Class AU, 7.000%, 10/15/27	1,802

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
6,258	Series 3692, Class PS, IF, IO, 6.428%, 05/15/38	455
11,068	Series 3737, Class LI, IO, 4.500%, 05/15/24	717
2,779	Series 3827, Class H, 4.000%, 09/15/37	2,796
7,369	Series 3835, Class KA, 4.000%, 05/15/37	7,643
1,977	Series 3845, Class KP, 4.000%, 04/15/38	1,981
9,481	Series 3850, Class LS, IF, IO, 1.730%, 05/15/39	672
10,505	Series 3919, Class LS, IF, IO, 6.278%, 09/15/41	2,206
21,509	Series 3962, Class KS, IF, IO, 1.906%, 06/15/38	1,894
18,528	Series 3989, Class SJ, IF, IO, 5.778%, 01/15/42	2,810
24,607	Series 3997, Class HS, IF, IO, 6.378%, 03/15/38	3,848
49,211	Series 4002, Class MI, IO, 4.000%, 01/15/39	7,461
10,330	Series 4013, Class SB, IF, IO, 6.278%, 03/15/42	2,520
13,150	Series 4033, Class SC, IF, IO, 6.378%, 10/15/36	2,402
39,665	Series 4050, Class EI, IO, 4.000%, 02/15/39	6,147
28,461	Series 4057, Class BS, IF, IO, 5.878%, 09/15/39	4,527
18,984	Series 4057, Class CS, IF, IO, 5.878%, 04/15/39	3,114
227,869	Series 4057, Class SA, IF, IO, 5.878%, 04/15/39	35,812
26,654	Series 4068, Class TS, IF, IO, 5.828%, 06/15/42	5,699
32,367	Series 4073, Class AS, IF, IO, 5.878%, 08/15/38	4,967
44,688	Series 4083, Class MS, IF, IO, 5.878%, 05/15/39	7,355
91,112	Series 4084, Class GS, IF, IO, 5.878%, 04/15/39	13,128
19,934	Series 4086, Class TS, IF, IO, 5.928%, 04/15/37	3,042
36,329	Series 4093, Class SD, IF, IO, 6.528%, 01/15/38	7,998
39,582	Series 4097, Class SA, IF, IO, 5.878%, 08/15/42	8,620
45,825	Series 4097, Class TS, IF, IO, 5.928%, 05/15/39	8,481
24,640	Series 4099, Class BS, IF, IO, 5.878%, 06/15/39	4,544

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,361
11,452	Series 4102, Class SW, IF, IO, 5.928%, 05/15/39	2,237
10,638	Series 4113, Class JS, IF, IO, 5.878%, 07/15/39	1,762
15,378	Series 4116, Class MS, IF, IO, 6.028%, 11/15/39	3,160
65,950	Series 4122, Class SJ, IF, IO, 5.978%, 12/15/40	12,635
12,385	Series 4123, Class SA, IF, IO, 6.028%, 09/15/39	2,143
32,170	Series 4123, Class SB, IF, IO, 5.978%, 10/15/42	7,311
11,124	Series 4132, Class SE, IF, IO, 6.028%, 12/15/40	2,159
14,167	Series 4136, Class SA, IF, IO, 6.028%, 12/15/39	2,535
1,843	Series 4165, Class ZA, 3.500%, 02/15/43	1,673
78,709	Series 4174, Class SA, IF, IO, 6.028%, 05/15/39	13,578
47,705	Series 4199, Class SD, IF, IO, 6.028%, 06/15/39	8,461
17,194	Series 4229, Class AS, IF, IO, 5.978%, 12/15/38	2,905
14,402	Series 4238, Class SH, IF, 6.899%, 08/15/43	14,447
20,201	Series 4267, Class CI, IO, 4.000%, 05/15/39	2,756
132,142	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.885%, 02/15/38	9,773
	Federal National Mortgage Association REMIC,
13	Series 2004-17, Class DS, IF, IO, 6.979%, 11/25/32	—	(h)
184	Series 2004-52, Class SX, IF, IO, 6.879%, 09/25/32	3
2,055	Series 2004-61, Class NS, IF, IO, 7.529%, 08/25/34	527
5,339	Series 2004-72, Class S, IF, IO, 6.329%, 09/25/34	1,114
1,936	Series 2005-13, Class AS, IF, IO, 5.929%, 03/25/35	337
5,153	Series 2005-57, Class DI, IF, IO, 6.529%, 03/25/35	399
4,596	Series 2006-3, Class SB, IF, IO, 6.529%, 07/25/35	717
3,221	Series 2006-20, Class IG, IF, IO, 6.479%, 04/25/36	449

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
1,423	Series 2006-72, Class XI, IF, IO, 6.329%, 08/25/36	211
2,390	Series 2006-106, Class CS, IF, IO, 6.419%, 11/25/36	362
2,798	Series 2006-108, Class S, IF, IO, 7.029%, 11/25/36	695
3,703	Series 2006-109, Class SG, IF, IO, 6.459%, 11/25/36	478
5,556	Series 2006-125, Class SA, IF, IO, 6.549%, 01/25/37	893
3,608	Series 2007-37, Class SA, IF, IO, 5.949%, 05/25/37	473
10,397	Series 2007-55, Class S, IF, IO, 6.589%, 06/25/37	2,085
2,586	Series 2007-88, Class MI, IF, IO, 6.349%, 09/25/37	529
1,053	Series 2007-88, Class XI, IF, IO, 6.369%, 06/25/37	180
7,470	Series 2007-91, Class AS, IF, IO, 6.229%, 10/25/37	867
4,487	Series 2008-17, Class KS, IF, IO, 6.179%, 11/25/37	654
2,149	Series 2008-34, Class GS, IF, IO, 6.279%, 05/25/38	348
2,421	Series 2008-41, Class S, IF, IO, 6.629%, 11/25/36	381
2,650	Series 2010-54, Class PA, 4.500%, 04/25/39	2,682
10,208	Series 2011-18, Class UA, 4.000%, 08/25/38	10,387
1,061	Series 2011-70, Class CL, 3.000%, 08/25/26	1,074
6,482	Series 2012-14, Class LS, IF, IO, 6.329%, 03/25/42	1,153
3,253	Series 2012-20, Class JS, IF, IO, 5.829%, 10/25/38	594
10,962	Series 2012-42, Class PS, IF, IO, 6.409%, 08/25/41	1,150
66,762	Series 2012-73, Class LS, IF, IO, 5.879%, 06/25/39	10,359
39,762	Series 2012-74, Class AS, IF, IO, 5.879%, 03/25/39	6,109
12,974	Series 2012-76, Class DS, IF, IO, 6.379%, 05/25/39	2,217
11,457	Series 2012-84, Class QS, IF, IO, 6.479%, 09/25/31	2,433
10,112	Series 2012-84, Class SQ, IF, IO, 6.479%, 08/25/32	2,457

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
39,918	Series 2012-87, Class NS, IF, IO, 5.879%, 02/25/39	7,072
32,110	Series 2012-94, Class KS, IF, IO, 6.479%, 05/25/38	6,964
28,096	Series 2012-94, Class SL, IF, IO, 6.529%, 05/25/38	6,156
42,043	Series 2012-98, Class SA, IF, IO, 5.879%, 05/25/39	7,115
13,943	Series 2012-104, Class QS, IF, IO, 5.929%, 03/25/39	2,468
11,610	Series 2012-107, Class QS, IF, IO, 5.929%, 10/25/40	2,372
11,496	Series 2012-110, Class MS, IF, IO, 5.829%, 10/25/42	2,443
20,213	Series 2012-110, Class SB, IF, IO, 6.529%, 10/25/32	4,697
7,548	Series 2012-111, Class KS, IF, IO, 5.979%, 01/25/40	1,204
31,480	Series 2012-114, Class DS, IF, IO, 5.929%, 08/25/39	5,066
31,896	Series 2012-114, Class HS, IF, IO, 5.979%, 03/25/40	5,530
54,282	Series 2012-115, Class DS, IF, IO, 5.929%, 10/25/42	11,834
29,000	Series 2012-120, Class ES, IF, IO, 6.029%, 11/25/39	5,672
38,728	Series 2012-120, Class SE, IF, IO, 6.029%, 02/25/39	7,093
27,834	Series 2012-124, Class DS, IF, IO, 5.979%, 04/25/40	4,906
34,350	Series 2012-124, Class LS, IF, IO, 6.029%, 07/25/40	7,050
37,441	Series 2012-137, Class CS, IF, IO, 6.029%, 08/25/41	7,484
4,991	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	584
9,710	Series 2013-5, Class EZ, 2.000%, 08/25/42	8,761
21,479	Series 2013-9, Class SG, IF, IO, 6.029%, 03/25/39	4,493
4,936	Series 2013-29, Class QZ, 4.000%, 04/25/43	4,909
3,202	Series 2013-33, Class DZ, 3.500%, 08/25/42	3,016
6,028	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	627
11,707	Series 2013-131, Class S, IF, IO, 5.879%, 01/25/34	2,636

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
67,102	Series 2014-61, Class SA, IO, VAR, 1.761%, 10/25/44	4,713
	Federal National Mortgage Association STRIPS,
1,574	Series 366, Class 18, IO, 4.000%, 11/25/20	95
1,514	Series 377, Class 2, IO, 5.000%, 10/25/36	265
1,904	Series 379, Class 2, IO, 5.500%, 05/25/37	329
5,821	Series 390, Class C7, IO, 4.000%, 07/25/23	280
9,246	Series 390, Class C8, IO, 4.500%, 07/25/23	528
	Government National Mortgage Association,
914	Series 2005-7, Class NL, IF, IO, 6.578%, 03/17/33	107
3,968	Series 2009-41, Class GS, IF, IO, 5.878%, 06/16/39	464
4,388	Series 2012-93, Class MS, IF, IO, 6.477%, 07/20/42	1,008
10,439	Series 2013-69, Class SM, IF, IO, 6.027%, 05/20/43	1,649
15,720	Series 2013-165, Class ST, IF, IO, 5.977%, 11/20/43	2,867
19,922	Series 2013-190, Class KS, IF, IO, 5.377%, 12/20/43	2,936
10,218	Series 2014-2, Class NS, IF, IO, 5.977%, 01/20/44	1,737
13,711	Series 2014-68, Class SK, IF, IO, 6.027%, 05/20/44	2,406
39,218	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,662
23,929	Series 2014-98, Class SM, IF, IO, 6.027%, 07/20/44	4,123
87,354	Series 2014-119, Class SA, IF, IO, 5.427%, 08/20/44	14,205
23,622	Series 2014-129, Class SK, IF, IO, 6.027%, 09/20/44	3,984
20,537	Series 2014-183, Class SG, IF, IO, 6.027%, 12/20/44	3,481

		464,196

	Non-Agency CMO — 3.6%
	Adjustable Rate Mortgage Trust,
12,131	Series 2005-5, Class 5A1, VAR, 2.813%, 09/25/35	10,717
2,737	Series 2005-10, Class 1A21, VAR, 2.624%, 01/25/36	2,367

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Alternative Loan Trust,
3,317	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	3,440
894	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	916
2,615	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,281
3,661	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	3,627
6,556	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,343
1,741	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,741
8,263	Series 2005-70CB, Class A5, 5.500%, 12/25/35	7,402
1,442	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,449
3,474	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	3,566
2,855	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,758
2,605	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,305
2,615	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,444
4,712	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,413
6,944	Series 2006-25CB, Class A9, 6.000%, 10/25/36	6,275
1,073	Series 2006-28CB, Class A17, 6.000%, 10/25/36	887
3,802	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,433
11,522	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	9,253
933	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	824
392	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	348
1,298	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,067
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,145
2,797	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.361%, 09/25/46	1,989

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Banc of America Alternative Loan Trust,
6,384	Series 2004-1, Class 1A1, 6.000%, 02/25/34	6,791
3,808	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,719
2,832	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,672
3,426	Series 2006-4, Class 2A1, 6.000%, 05/25/21	3,405
	Banc of America Funding Trust,
3,669	Series 2005-1, Class 1A1, 5.500%, 02/25/35	3,729
1,961	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,986
3,498	Series 2006-D, Class 5A2, VAR, 4.848%, 05/20/36	3,206
15,157	Series 2014-R7, Class 1A1, VAR, 0.318%, 05/26/36	13,699
16,347	Series 2015-R1, Class A1, VAR, 0.362%, 05/26/37	15,121
	Banc of America Mortgage Trust,
1,574	Series 2005-11, Class 2A1, 5.250%, 12/25/20	1,593
10,016	Series 2007-3, Class 1A1, 6.000%, 09/25/37	9,135
13,464	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	12,421
7,408	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	7,560
	Chase Mortgage Finance Trust,
2,925	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	3,077
11,086	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	9,796
	CHL Mortgage Pass-Through Trust,
4,463	Series 2005-20, Class A7, 5.250%, 12/25/27	4,295
1,311	Series 2005-21, Class A2, 5.500%, 10/25/35	1,320
2,665	Series 2006-15, Class A1, 6.250%, 10/25/36	2,401
1,470	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,348
4,705	Series 2007-5, Class A6, VAR, 0.521%, 05/25/37	3,740

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
9,245	Series 2007-17, Class 1A1, 6.000%, 10/25/37	8,981
	Citicorp Mortgage Securities Trust,
4,412	Series 2006-5, Class 1A3, 6.000%, 10/25/36	4,441
866	Series 2006-7, Class 2A1, 5.500%, 12/25/21	882
7,236	Series 2007-5, Class 1A9, 6.000%, 06/25/37	7,464
	Citigroup Mortgage Loan Trust,
2,500	Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,461
11,149	Series 2014-10, Class 3A1, SUB, 0.368%, 07/25/36 (e)	10,227
11,620	Series 2014-10, Class 4A1, VAR, 0.337%, 02/25/37 (e)	10,517
6,581	Series 2014-10, Class 5A1, VAR, 0.318%, 06/25/36 (e)	5,983
6,951	Series 2014-11, Class 4A1, VAR, 0.268%, 07/25/36 (e)	6,278
	CitiMortgage Alternative Loan Trust,
6,704	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	6,109
4,663	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	4,331
540	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	547
8,211	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	7,269
	Credit Suisse First Boston Mortgage Securities Corp.,
2,984	Series 2003-AR24, Class 2A4, VAR, 2.550%, 10/25/33	2,943
3,139	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,221
837	Series 2005-5, Class 1A1, 5.000%, 07/25/20	838
331	Series 2005-7, Class 3A1, 5.000%, 08/25/20	330
	CSMC Trust,
6,872	Series 2011-12R, Class 3A1, VAR, 2.110%, 07/27/36 (e)	6,792
7,643	Series 2014-10R, Class 4A1, VAR, 0.341%, 12/27/36 (e)	7,240
5,553	Series 2014-11R, Class 8A1, VAR, 0.510%, 04/27/37 (e)	5,322
21,430	Series 2014-11R, Class 9A1, VAR, 0.310%, 10/27/36 (e)	20,131

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
4,140	Series 2005-1, Class 1A1, VAR, 0.671%, 02/25/35	3,837
2,115	Series 2005-1, Class 2A1, VAR, 5.752%, 02/25/20	2,181
25,652	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.370%, 06/27/37 (e)	25,733
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.371%, 02/25/24	16,098
6,188	Series 2014-DN2, Class M2, VAR, 1.821%, 04/25/24	6,102
27,070	Series 2014-DN2, Class M3, VAR, 3.771%, 04/25/24	26,474
1,643	Series 2014-DN3, Class M2, VAR, 2.571%, 08/25/24	1,663
16,860	Series 2014-DN3, Class M3, VAR, 4.171%, 08/25/24	16,884
3,569	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,873
4,264	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	3,695
4,086	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	3,961
4,183	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.481%, 10/25/45	3,318
3,677	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.338%, 04/26/37	3,424
	GSR Mortgage Loan Trust,
4,384	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	4,048
3,321	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	3,194
457	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	391
969	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	959
	HarborView Mortgage Loan Trust,
4,514	Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	3,762

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
9,672	Series 2006-9, Class 2A1A, VAR, 0.384%, 11/19/36	7,102
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.801%, 01/25/35	4,820
3,802	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.951%, 10/25/34	3,557
2,726	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	2,733
	Lehman Mortgage Trust,
1,364	Series 2005-1, Class 7A1, 5.500%, 11/25/20	1,363
1,669	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,627
4,717	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.321%, 12/25/36	4,404
	LSTAR Securities Investment Trust,
13,611	Series 2014-1, Class NOTE, VAR, 3.271%, 09/01/21 (e)	13,640
13,866	Series 2014-2, Class A, VAR, 2.171%, 12/01/21 (e)	13,664
25,208	Series 2015-1, Class A, VAR, 2.171%, 01/01/20	25,163
25,175	Series 2015-2, Class A, VAR, 2.171%, 01/01/20 (e)	24,813
	MASTR Alternative Loan Trust,
2,370	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,431
2,259	Series 2004-13, Class 9A1, 5.500%, 01/25/35	2,278
4,838	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,237
2,355	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,394
	Prime Mortgage Trust,
3,604	Series 2005-2, Class 2A1, VAR, 6.740%, 10/25/32	3,898
27	Series 2006-1, Class 2A5, 6.000%, 06/25/36	27
	RALI Trust,
3,816	Series 2003-QS16, Class A1, 5.000%, 08/25/18	3,850
2,304	Series 2003-QS20, Class CB, 5.000%, 11/25/18	2,357
1,219	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,239

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
5,627	Series 2006-QO9, Class A4A, VAR, 0.341%, 12/25/46	5,415
820	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	784
647	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	655
3,786	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.301%, 09/26/36 (e)	3,558
	Residential Asset Securitization Trust,
400	Series 2004-A6, Class A1, 5.000%, 08/25/19	410
11,361	Series 2006-R1, Class A2, VAR, 0.571%, 01/25/46	5,943
	RFMSI Trust,
1,457	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,459
8,128	Series 2005-SA2, Class 2A2, VAR, 2.946%, 06/25/35	7,799
6,654	Series 2006-S9, Class A1, 6.250%, 09/25/36	6,008
5,454	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	4,816
7,749	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	7,038
3,434	Series 2006-SA4, Class 2A1, VAR, 3.504%, 11/25/36	2,961
2,116	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,898
11,460	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	10,884
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,421
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,943
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,847
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,505
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,123
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,870
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,056
	Structured Asset Securities Corp. Trust,
452	Series 2005-6, Class 5A1, 5.000%, 05/25/35	462

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,108	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,180
8,032	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.836%, 11/25/33	8,503
	Thornburg Mortgage Securities Trust,
4,481	Series 2002-4, Class 3A, VAR, 2.194%, 12/25/42	4,417
9,167	Series 2007-4, Class 3A1, VAR, 6.047%, 09/25/37	9,448
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
4,499	Series 2005-7, Class 1A2, VAR, 0.621%, 09/25/35	3,560
306	Series 2005-8, Class 1A8, 5.500%, 10/25/35	279
1,353	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,233
	Wells Fargo Alternative Loan Trust,
4,030	Series 2005-1, Class 1A2, 5.500%, 02/25/35	4,259
6,885	Series 2005-2, Class M1, VAR, 0.846%, 10/25/35	6,205
	Wells Fargo Mortgage-Backed Securities Trust,
1,689	Series 2005-16, Class A8, 5.750%, 01/25/36	1,761
2,078	Series 2006-1, Class A3, 5.000%, 03/25/21	2,122
4,903	Series 2006-11, Class A4, 5.000%, 09/25/36	4,565
5,939	Series 2006-11, Class A8, 6.000%, 09/25/36	5,755
3,353	Series 2006-11, Class A9, 6.500%, 09/25/36	3,313
11	Series 2006-11, Class A13, 6.000%, 09/25/36	11
10,306	Series 2006-15, Class A1, 6.000%, 11/25/36	9,921
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	7,173
1,220	Series 2006-17, Class A1, 5.500%, 11/25/21	1,236
640	Series 2007-3, Class 3A1, 5.500%, 04/25/22	659
1,138	Series 2007-5, Class 2A3, 5.500%, 05/25/22	1,157

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
8,900	Series 2007-7, Class A1, 6.000%, 06/25/37	9,013
6,180	Series 2007-7, Class A39, 6.000%, 06/25/37	6,258
10,543	Series 2007-7, Class A49, 6.000%, 06/25/37	10,677
9,872	Series 2007-8, Class 2A8, 6.000%, 07/25/37	9,705
4,648	Series 2007-10, Class 1A5, 6.000%, 07/25/37	4,571
2,167	Series 2007-11, Class A85, 6.000%, 08/25/37	2,139
436	Series 2007-11, Class A96, 6.000%, 08/25/37	430

		802,910

	Total Collateralized Mortgage Obligations (Cost $1,242,321)	1,267,106

Commercial Mortgage-Backed Securities — 0.5%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.656%, 09/15/26 (e)	14,464
13,285	Series 2014-FL1, Class D, VAR, 4.172%, 12/15/31 (e)	13,106
21,520	Series 2014-FL1, Class E, VAR, 5.672%, 12/15/31 (e)	19,969
29,010	Series 2014-INLD, Class E, VAR, 3.512%, 12/15/29 (e)	28,332
6,710	Series 2015-ASHF, Class D, VAR, 3.174%, 01/15/28 (e)	6,710
7,240	Series 2015-ASHF, Class E, VAR, 4.174%, 01/15/28 (e)	7,240
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.656%, 11/15/31 (e)	4,056
10,030	Series 2014-FL2, Class COL2, VAR, 4.656%, 11/15/31 (e)	9,933
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 3.822%, 08/15/31 (e)	8,648
5,920	Series 2014-FL5, Class KH2, VAR, 4.672%, 08/15/31 (e)	5,496

	Total Commercial Mortgage-Backed Securities (Cost $115,087)	117,954

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0% (g)
721	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—	(h)

	Household Durables — 0.0% (g)
5,000	Standard Pacific Corp., 1.250%, 08/01/32	6,053

	Total Consumer Discretionary	6,053

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
3,605	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	3,929

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,409	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	3,734

	Total Convertible Bonds (Cost $12,358)	13,716

Corporate Bonds — 33.2%
	Consumer Discretionary — 7.3%
	Auto Components — 0.5%
8,945	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	9,336
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,873
640	7.750%, 11/15/19	731
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,349
5,595	5.500%, 12/15/24	5,777
5,415	6.000%, 09/15/23	5,754
3,205	6.750%, 02/15/21	3,397
	Goodyear Tire & Rubber Co. (The),
5,355	6.500%, 03/01/21	5,756
12,825	7.000%, 05/15/22	14,173
10,551	8.250%, 08/15/20	11,224
4,705	8.750%, 08/15/20	5,681
6,966	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	7,167
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,263
4,815	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	5,140
4,879	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	5,190
4,490	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	4,535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
10,292	UCI International, Inc., 8.625%, 02/15/19	9,494

		100,840

	Automobiles — 0.5%
	FCA U.S. LLC/CG Co-Issuer, Inc.,
8,683	8.000%, 06/15/19	9,173
56,655	8.250%, 06/15/21	63,241
	General Motors Co.,
2,486	3.500%, 10/02/18	2,561
14,615	4.875%, 10/02/23	15,921
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,448
4,000	4.250%, 11/15/19 (e)	4,155
1,350	5.625%, 02/01/23 (e)	1,451
	Motors Liquidation Co.,
1,533	0.000%, 03/06/32 (i)	—	(h)
1,545	0.000%, 07/15/33 (i)	—	(h)
170	0.000%, 04/15/41 (i)	—	(h)
505	0.000%, 07/15/41 (i)	—	(h)
581	0.000%, 05/15/48 (i)	—	(h)
175	0.000%, 06/01/49 (i)	—	(h)
51	0.000%, 10/01/51 (i)	—	(h)
687	0.000%, 02/15/52 (i)	—	(h)

		104,950

	Distributors — 0.0% (g)
9,854	VWR Funding, Inc., 7.250%, 09/15/17	10,322

	Diversified Consumer Services — 0.1%
	Service Corp. International,
2,805	5.375%, 05/15/24	2,966
1,270	7.000%, 06/15/17	1,384
8,670	7.500%, 04/01/27	10,101
1,585	7.625%, 10/01/18	1,811
	ServiceMaster Co. LLC (The),
3,043	7.000%, 08/15/20	3,210
4,096	8.000%, 02/15/20	4,332

		23,804

	Hotels, Restaurants & Leisure — 1.7%
8,280	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,611
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	8,426
27,715	9.000%, 02/15/20 (d)	20,440
8,000	9.000%, 02/15/20 (d)	5,900
9,205	11.250%, 06/01/17 (d)	6,673

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	4,347
18,353	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (d) (e)	11,195
	Cleopatra Finance Ltd., (United Kingdom),
3,050	5.625%, 02/15/20 (e)	3,058
9,055	6.250%, 02/15/22 (e)	9,066
4,445	6.500%, 02/15/25 (e)	4,428
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	6,801
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,473
3,110	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	3,437
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,222
	Isle of Capri Casinos, Inc.,
5,930	5.875%, 03/15/21	6,153
2,405	8.875%, 06/15/20	2,573
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,189
9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,012
	MGM Resorts International,
18,435	5.250%, 03/31/20	18,804
21,020	6.000%, 03/15/23	21,861
7,200	6.625%, 07/15/15	7,333
18,185	6.750%, 10/01/20	19,878
4,875	7.625%, 01/15/17	5,265
36,475	7.750%, 03/15/22	41,673
4,000	8.625%, 02/01/19	4,600
1,090	11.375%, 03/01/18	1,324
5,975	MTR Gaming Group, Inc., 11.500%, 08/01/19	6,483
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,442
	Pinnacle Entertainment, Inc.,
4,100	6.375%, 08/01/21	4,356
1,643	7.500%, 04/15/21	1,740
2,390	8.750%, 05/15/20	2,521
1,484	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	1,484
2,733	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,897

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,741
427	7.500%, 10/15/27	505
14,789	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	15,898
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	4,218
10,740	10.000%, 12/01/22 (e)	10,525
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,679
7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	7,988
7,250	Station Casinos LLC, 7.500%, 03/01/21	7,794
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	13,709
3,756	Vail Resorts, Inc., 6.500%, 05/01/19	3,878
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	3,995
23,600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	23,746

		383,341

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,268
1,160	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	1,079
8,380	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	8,757
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,623
4,500	Jarden Corp., 7.500%, 05/01/17	4,961
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	509
3,166	7.250%, 10/15/20 (e)	3,301
8,243	9.125%, 11/15/20 (e)	8,655
4,500	11.875%, 10/15/15	4,736
	KB Home,
278	8.000%, 03/15/20	295
712	9.100%, 09/15/17	800
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,948
2,000	6.950%, 06/01/18	2,180
6,355	Series B, 12.250%, 06/01/17	7,562
7,571	M/I Homes, Inc., 8.625%, 11/15/18	7,817
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,709

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
3,310	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	3,467
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,211
2,395	10.750%, 09/15/16	2,682
2,587	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,742
4,060	Tempur Sealy International, Inc., 6.875%, 12/15/20	4,354
1,826	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,082
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,119

		90,857

	Internet & Catalog Retail — 0.1%
5,250	Netflix, Inc., 5.750%, 03/01/24	5,434
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,037
3,968	11.500%, 04/01/18	3,551

		13,022

	Leisure Products — 0.0% (g)
9,810	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,309

	Media — 3.0%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,923
	Altice S.A., (Luxembourg),
6,368	7.625%, 02/15/25 (e)	6,575
18,174	7.750%, 05/15/22 (e)	18,765
8,620	AMC Entertainment, Inc., 9.750%, 12/01/20	9,482
10,500	AMC Networks, Inc., 7.750%, 07/15/21	11,524
	Cablevision Systems Corp.,
905	5.875%, 09/15/22	937
1,040	7.750%, 04/15/18	1,159
23,515	8.000%, 04/15/20	26,778
	CCOH Safari LLC,
9,660	5.500%, 12/01/22	9,986
23,693	5.750%, 12/01/24	24,522
1,500	Cenveo Corp., 6.000%, 08/01/19 (e)	1,414
3,440	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	3,436
12,150	Charter Communications Operating LLC/Charter Communications Holding LLC, Term Loan G, 3.792%, 09/10/21	12,241

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Cinemark USA, Inc.,
4,655	4.875%, 06/01/23	4,632
6,068	7.375%, 06/15/21	6,508
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,761
1,185	Series A, 7.625%, 03/15/20	1,241
45,216	Series B, 6.500%, 11/15/22	47,703
44,945	Series B, 7.625%, 03/15/20	47,530
	CSC Holdings LLC,
910	6.750%, 11/15/21	1,028
4,140	7.875%, 02/15/18	4,673
1,715	8.625%, 02/15/19	2,000
	DISH DBS Corp.,
1,965	5.125%, 05/01/20	1,982
27,890	5.875%, 07/15/22	28,239
36,270	5.875%, 11/15/24	36,089
33,663	6.750%, 06/01/21	35,893
10,402	7.875%, 09/01/19	11,741
4,060	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	3,918
	Gannett Co., Inc.,
1,345	4.875%, 09/15/21 (e)	1,377
965	5.500%, 09/15/24 (e)	1,003
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,242
9,802	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	10,733
4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,178
	iHeartCommunications, Inc.,
7,578	9.000%, 12/15/19	7,483
10,845	9.000%, 03/01/21	10,466
4,010	10.625%, 03/15/23 (e)	4,110
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,579
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,732
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	3,009
3,590	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	3,850
	Nexstar Broadcasting, Inc.,
3,180	6.125%, 02/15/22 (e)	3,243
12,080	6.875%, 11/15/20	12,805
9,281	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	9,490

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
3,122	Numericable-SFR, (France), 4.875%, 05/15/19 (e)	3,122
	Numericable-SFR SAS, (France),
30,370	6.000%, 05/15/22 (e)	30,902
5,291	6.250%, 05/15/24 (e)	5,431
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
1,370	5.250%, 02/15/22	1,435
1,370	5.875%, 03/15/25	1,452
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,763
1,050	Quebecor, Inc., (Canada), 9.750%, 04/15/15 (d)	3
	Regal Entertainment Group,
6,080	5.750%, 03/15/22	6,247
7,160	5.750%, 06/15/23	7,268
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21	5,202
2,300	5.625%, 08/01/24 (e)	2,329
8,800	6.125%, 10/01/22	9,262
3,189	6.375%, 11/01/21	3,380
	Sirius XM Radio, Inc.,
8,645	4.250%, 05/15/20 (e)	8,602
6,409	4.625%, 05/15/23 (e)	6,281
16,517	5.750%, 08/01/21 (e)	17,343
5,205	5.875%, 10/01/20 (e)	5,485
10,651	6.000%, 07/15/24 (e)	11,316
7,395	Time, Inc., 5.750%, 04/15/22 (e)	7,192
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,340
	Univision Communications, Inc.,
7,300	5.125%, 02/15/25 (e)	7,391
3,000	7.875%, 11/01/20 (e)	3,221
4,900	8.500%, 05/15/21 (e)	5,262
8,908	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	9,376
12,759	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	13,345
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,655
5,845	6.000%, 01/15/21 (e)	5,988
6,350	6.750%, 04/15/22 (e)	6,032
1,886	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	1,973

		654,578

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.1%
1,835	Family Tree Escrow LLC, 5.750%, 03/01/23 (e)	1,931
	J.C. Penney Corp., Inc.,
3,605	5.750%, 02/15/18	3,407
3,860	6.375%, 10/15/36	2,769
357	8.125%, 10/01/19	348
	Neiman Marcus Group Ltd. LLC,
3,890	8.000%, 10/15/21 (e)	4,089
6,370	8.750% (cash), 10/15/21 (e) (v)	6,697
13,702	Sears Holdings Corp., 6.625%, 10/15/18	12,812

		32,053

	Specialty Retail — 0.8%
13,010	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	13,726
3,300	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	2,912
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	4,205
17,593	8.875%, 03/15/19	10,996
30,965	9.000%, 03/15/19 (e)	29,068
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,321
5,496	Gymboree Corp. (The), 9.125%, 12/01/18	2,473
2,345	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	2,286
11,846	L Brands, Inc., 6.625%, 04/01/21	13,593
641	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., 7.500% (cash), 08/01/18 (e) (v)	656
3,235	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,332
1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,568
EUR 4,667	New Look Bondco I plc, (United Kingdom), VAR, 6.332%, 05/14/18 (e)	5,249
12,945	Party City Holdings, Inc., 8.875%, 08/01/20	14,142
1,970	PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.750%, 08/15/19	2,009
12,223	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	12,804
10,544	Radio Systems Corp., 8.375%, 11/01/19 (e)	11,388
	Sally Holdings LLC/Sally Capital, Inc.,
3,645	5.500%, 11/01/23	3,827
1,655	5.750%, 06/01/22	1,763
6,000	6.875%, 11/15/19	6,405
25,051	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	26,679

		172,402

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.1%
4,885	Hanesbrands, Inc., 6.375%, 12/15/20	5,202
7,341	Polymer Group, Inc., 7.750%, 02/01/19	7,635

		12,837

	Total Consumer Discretionary	1,606,315

	Consumer Staples — 1.4%
	Beverages — 0.1%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,936
580	3.875%, 11/15/19	602
2,192	4.250%, 05/01/23	2,274
2,000	7.250%, 05/15/17	2,225
8,230	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	8,230
6,147	DS Services of America, Inc., 10.000%, 09/01/21 (e)	7,177

		22,444

	Food & Staples Retailing — 0.2%
9,105	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	9,788
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	4,035
5,840	New Albertsons, Inc., 8.700%, 05/01/30	5,782
	Rite Aid Corp.,
7,500	8.000%, 08/15/20	7,987
5,275	9.250%, 03/15/20	5,842
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,451
8,765	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	9,159

		49,044

	Food Products — 0.8%
3,715	B&G Foods, Inc., 4.625%, 06/01/21	3,715
17,015	Big Heart Pet Brands, 7.625%, 02/15/19	17,364
24,034	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	25,206
4,346	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	4,770
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,116
4,901	Dean Foods Co., 6.500%, 03/15/23 (e)	4,922
	H.J. Heinz Co.,
17,191	4.250%, 10/15/20	17,445
6,400	4.875%, 02/15/25 (e)	6,432
	JBS USA LLC/JBS USA Finance, Inc.,
7,750	5.875%, 07/15/24 (e)	7,753
2,573	7.250%, 06/01/21 (e)	2,706
8,520	7.250%, 06/01/21 (e)	8,973
8,492	8.250%, 02/01/20 (e)	8,972

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
	Post Holdings, Inc.,
1,705	6.000%, 12/15/22 (e)	1,677
13,325	6.750%, 12/01/21 (e)	13,625
16,380	7.375%, 02/15/22	17,076
	Smithfield Foods, Inc.,
10,147	5.250%, 08/01/18 (e)	10,464
4,898	5.875%, 08/01/21 (e)	5,162
8,250	6.625%, 08/15/22	8,972
1,227	7.750%, 07/01/17	1,373
1,289	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,315

		172,038

	Household Products — 0.2%
8,413	Armored Autogroup, Inc., 9.250%, 11/01/18	8,539
9,961	Central Garden & Pet Co., 8.250%, 03/01/18	10,185
	Spectrum Brands, Inc.,
4,340	6.375%, 11/15/20	4,677
1,400	6.625%, 11/15/22	1,533
16,405	6.750%, 03/15/20	17,266

		42,200

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,464
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,548
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,574

		13,586

	Total Consumer Staples	299,312

	Energy — 4.6%
	Energy Equipment & Services — 0.3%
6,915	Atwood Oceanics, Inc., 6.500%, 02/01/20	6,638
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	6,300
192	7.750%, 10/15/22	142
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	1,257
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	3,294
8,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	9,778
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	2,092

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,396
2,745	PHI, Inc., 5.250%, 03/15/19	2,498
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,343
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24 (e)	3,551
1,101	6.625%, 11/15/20	1,068
9,549	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	6,254
7,780	SESI LLC, 7.125%, 12/15/21	7,800
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,115
2,000	Transocean, Inc., (Cayman Islands), 6.375%, 12/15/21	1,765
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	4,872
8,702	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	8,920

		70,083

	Oil, Gas & Consumable Fuels — 4.3%
	Access Midstream Partners LP/ACMP Finance Corp.,
11,865	5.875%, 04/15/21	12,419
6,946	6.125%, 07/15/22	7,441
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	1,207
2,880	7.375%, 11/01/21 (e)	2,340
1,175	Antero Resources Corp., 5.125%, 12/01/22 (e)	1,157
	Antero Resources Finance Corp.,
5,640	5.375%, 11/01/21	5,682
1,415	6.000%, 12/01/20	1,447
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	493
6,525	7.250%, 06/15/21	1,892
1,260	8.000%, 01/15/19 (e)	646
6,478	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	4,923
	Baytex Energy Corp., (Canada),
9,483	5.125%, 06/01/21 (e)	9,032
2,383	5.625%, 06/01/24 (e)	2,248
	Berry Petroleum Co. LLC,
14,081	6.375%, 09/15/22	11,195
5,786	6.750%, 11/01/20	4,889

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
2,735	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	2,817
	Bonanza Creek Energy, Inc.,
6,444	5.750%, 02/01/23	5,993
15,706	6.750%, 04/15/21	15,392
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
9,267	7.875%, 04/15/22	7,321
11,155	8.625%, 10/15/20	9,147
	California Resources Corp.,
2,000	5.000%, 01/15/20 (e)	1,835
1,000	5.500%, 09/15/21 (e)	913
9,800	6.000%, 11/15/24 (e)	8,734
10,611	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	10,836
	Chaparral Energy, Inc.,
13,983	7.625%, 11/15/22	10,347
2,031	8.250%, 09/01/21	1,564
1,438	9.875%, 10/01/20	1,165
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,466
3,460	4.875%, 04/15/22	3,417
7,965	6.125%, 02/15/21	8,463
3,586	6.500%, 08/15/17	3,819
8,721	6.625%, 08/15/20	9,484
1,005	6.875%, 11/15/20	1,104
3,414	7.250%, 12/15/18	3,781
2,075	VAR, 3.481%, 04/15/19	2,039
2,000	Cimarex Energy Co., 4.375%, 06/01/24	1,970
7,118	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	7,278
885	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	812
	Comstock Resources, Inc.,
8,928	7.750%, 04/01/19	5,535
8,746	9.500%, 06/15/20	5,423
3,624	Concho Resources, Inc., 5.500%, 04/01/23	3,751
	CONSOL Energy, Inc.,
4,290	5.875%, 04/15/22	4,119
5,020	6.375%, 03/01/21	5,045
4,425	8.250%, 04/01/20	4,613
	CrownRock LP/CrownRock Finance, Inc.,
3,787	7.125%, 04/15/21 (e)	3,787
8,652	7.750%, 02/15/23 (e)	8,933
	Denbury Resources, Inc.,
5,400	4.625%, 07/15/23	4,840
9,050	5.500%, 05/01/22	8,462

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
6,838	Diamondback Energy, Inc., 7.625%, 10/01/21	7,180
14,466	Endeavor Energy Resources LP/EER Finance, Inc., 7.000%, 08/15/21 (e)	14,032
	Energy XXI Gulf Coast, Inc.,
3,250	6.875%, 03/15/24 (e)	1,625
3,750	7.500%, 12/15/21	1,931
	EP Energy LLC/Everest Acquisition Finance, Inc.,
8,494	6.875%, 05/01/19	8,706
9,076	7.750%, 09/01/22	9,394
41,352	9.375%, 05/01/20	44,143
8,020	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	7,574
	EXCO Resources, Inc.,
10,387	7.500%, 09/15/18	7,868
4,319	8.500%, 04/15/22	3,175
NOK 11,000	Exmar Netherlands B.V., (Netherlands), VAR, 6.150%, 07/07/17	1,438
1,050	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,084
	Halcon Resources Corp.,
28,520	8.875%, 05/15/21	21,675
15,175	9.250%, 02/15/22	11,343
3,685	9.750%, 07/15/20	2,838
	Hilcorp Energy I LP/Hilcorp Finance Co.,
3,000	5.000%, 12/01/24 (e)	2,828
5,302	7.625%, 04/15/21 (e)	5,527
22,448	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	21,438
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,378
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,193
1,458	3.050%, 12/01/19	1,472
7,485	7.000%, 06/15/17	8,284
755	7.250%, 06/01/18	862
	Kodiak Oil & Gas Corp., (Canada),
680	5.500%, 01/15/21	687
675	5.500%, 02/01/22	681
6,185	8.125%, 12/01/19	6,448
	Laredo Petroleum, Inc.,
6,177	5.625%, 01/15/22	5,930
14,317	7.375%, 05/01/22	14,746
7,174	9.500%, 02/15/19	7,461

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
11,278	6.625%, 12/01/21	9,079
13,628	8.000%, 12/01/20	11,788
	Linn Energy LLC/Linn Energy Finance Corp.,
5,509	6.250%, 11/01/19	4,696
1,431	6.500%, 05/15/19	1,252
15,530	7.750%, 02/01/21	13,550
4,784	8.625%, 04/15/20	4,342
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6,521	4.875%, 12/01/24	6,700
3,985	5.500%, 02/15/23	4,164
2,535	6.500%, 08/15/21	2,687
5,000	6.750%, 11/01/20	5,288
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,764
	MEG Energy Corp., (Canada),
15,080	6.375%, 01/30/23 (e)	14,326
6,040	6.500%, 03/15/21 (e)	5,844
26,111	7.000%, 03/31/24 (e)	25,425
	Memorial Production Partners LP/Memorial Production Finance Corp.,
7,157	6.875%, 08/01/22 (e)	6,638
15,059	7.625%, 05/01/21	14,419
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
1,990	9.250%, 06/01/21	1,249
1,660	10.750%, 10/01/20	1,054
5,635	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	5,635
	Newfield Exploration Co.,
10,852	5.625%, 07/01/24	11,313
8,012	6.875%, 02/01/20	8,233
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	1,019
5,386	Northern Oil and Gas, Inc., 8.000%, 06/01/20	4,955
	Oasis Petroleum, Inc.,
7,083	6.500%, 11/01/21	6,795
11,545	6.875%, 03/15/22	11,314
4,398	6.875%, 01/15/23	4,255
10,894	7.250%, 02/01/19	10,826
11,727	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	12,020

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Peabody Energy Corp.,
4,160	6.000%, 11/15/18	3,785
6,055	6.250%, 11/15/21	5,041
3,345	6.500%, 09/15/20	2,831
	Penn Virginia Corp.,
5,405	7.250%, 04/15/19	5,155
6,070	8.500%, 05/01/20	5,949
15,265	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	10,647
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	2,963
3,000	6.875%, 03/01/21	3,210
	Regency Energy Partners LP/Regency Energy Finance Corp.,
2,345	5.000%, 10/01/22	2,486
3,175	5.500%, 04/15/23	3,318
340	5.750%, 09/01/20	370
1,300	5.875%, 03/01/22	1,420
	Rex Energy Corp.,
1,514	6.250%, 08/01/22 (e)	1,132
12,247	8.875%, 12/01/20	10,257
9,201	Rice Energy, Inc., 6.250%, 05/01/22	8,971
4,135	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,928
	Rosetta Resources, Inc.,
1,512	5.625%, 05/01/21	1,440
9,586	5.875%, 06/01/22	9,203
3,626	RSP Permian, Inc., 6.625%, 10/01/22 (e)	3,649
3,600	Sabine Oil & Gas Corp., 9.750%, 02/15/17	1,656
22,334	Samson Investment Co., 9.750%, 02/15/20	7,594
	Sanchez Energy Corp.,
1,185	6.125%, 01/15/23	1,087
12,358	6.125%, 01/15/23 (e)	11,339
	SandRidge Energy, Inc.,
3,330	7.500%, 03/15/21	2,452
8,050	8.125%, 10/15/22	5,826
2,500	SemGroup Corp., 7.500%, 06/15/21	2,625
17,153	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	17,796
	SM Energy Co.,
8,791	5.000%, 01/15/24	8,527
1,430	6.125%, 11/15/22 (e)	1,466
4,525	6.500%, 11/15/21	4,661
9,003	6.500%, 01/01/23	9,273
8,484	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	7,339

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19 (e)	1,435
2,852	5.000%, 01/15/18 (e)	2,966
2,075	Tesoro Corp., 4.250%, 10/01/17	2,158
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19 (e)	2,395
11,457	5.875%, 10/01/20	12,001
2,225	6.125%, 10/15/21	2,359
6,660	6.250%, 10/15/22 (e)	7,060
3,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	2,471
	Ultra Petroleum Corp., (Canada),
22,800	5.750%, 12/15/18 (e)	22,116
12,155	6.125%, 10/01/24 (e)	11,547
4,650	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,249
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	3,594
	Whiting Petroleum Corp.,
2,000	5.000%, 03/15/19	1,970
11,640	5.750%, 03/15/21	11,465
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	3,979
2,545	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	2,621
	WPX Energy, Inc.,
6,671	5.250%, 09/15/24	6,354
4,034	6.000%, 01/15/22	3,994

		949,917

	Total Energy	1,020,000

	Financials — 2.7%
	Banks — 0.6%
4,685	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	5,361
	CIT Group, Inc.,
7,676	3.875%, 02/19/19	7,743
7,694	5.000%, 05/15/17	8,002
56,229	5.250%, 03/15/18	59,378
5,755	5.500%, 02/15/19 (e)	6,150
2,520	6.625%, 04/01/18 (e)	2,750
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,916
1,145	6.100%, 06/10/23	1,284
11,510	6.125%, 12/15/22	12,982

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR4,500	4.350%, 01/23/17	5,302
16,150	Reg. S, VAR, 9.500%, 03/16/22	18,268

		131,136

	Capital Markets — 0.2%
5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	5,993
	Morgan Stanley,
9,410	3.450%, 11/02/15	9,575
37,066	4.000%, 07/24/15	37,558

		53,126

	Consumer Finance — 0.8%
4,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.750%, 05/15/19 (e)	4,100
	Ally Financial, Inc.,
10,755	3.250%, 09/29/17	10,768
3,650	3.250%, 02/13/18	3,650
14,705	3.500%, 01/27/19	14,742
7,270	3.750%, 11/18/19	7,288
1,460	4.125%, 02/13/22	1,453
7,807	4.625%, 06/26/15	7,890
12,130	4.750%, 09/10/18	12,615
7,530	5.500%, 02/15/17	7,893
31,035	6.250%, 12/01/17	33,518
8,633	7.500%, 09/15/20	10,273
13,800	VAR, 2.937%, 07/18/16	13,926
	General Motors Financial Co., Inc.,
1,330	3.250%, 05/15/18	1,358
1,890	4.250%, 05/15/23	1,980
4,000	4.750%, 08/15/17	4,241
EUR 6,500	GMAC International Finance B.V., (Netherlands), Reg. S, 7.500%, 04/21/15	7,329
	Navient Corp.,
10,890	5.875%, 10/25/24	10,577
12,935	8.000%, 03/25/20	15,053
2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,500

		171,154

	Diversified Financial Services — 0.4%
7,861	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	5,306
29,706	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	30,746
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	8,623

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
6,706	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	6,622
7,541	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	7,569
19,257	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	20,509
2,158	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	2,169
2,565	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	2,379
2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	2,977
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
3,392	6.500%, 07/01/21	3,265
275	7.875%, 10/01/20	276
1,221	9.625%, 05/01/19	1,300
5,970	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,209
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,724

		99,674

	Insurance — 0.3%
GBP 13,250	American International Group, Inc., VAR, 8.625%, 05/22/38 (e)	23,525
5,990	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	6,170
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,168
5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,997
5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	6,058
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,770
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP 4,732	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (e)	146
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,470

		60,305

	Real Estate Investment Trusts (REITs) — 0.3%
5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,337
	Corrections Corp. of America,
12,018	4.125%, 04/01/20	12,138
2,260	4.625%, 05/01/23	2,260

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,807
10,895	5.250%, 01/15/23	11,494
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,708
	Geo Group, Inc. (The),
4,705	5.125%, 04/01/23	4,799
4,985	5.875%, 01/15/22	5,259
4,105	6.625%, 02/15/21	4,341
	Iron Mountain, Inc.,
2,250	5.750%, 08/15/24	2,278
4,740	6.000%, 08/15/23	4,977
3,625	iStar Financial, Inc., 3.875%, 07/01/16	3,643
6,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	6,941

		69,982

	Real Estate Management & Development — 0.1%
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,355
	Mattamy Group Corp., (Canada),
3,388	6.500%, 11/15/20 (e)	3,278
CAD 3,600	6.875%, 11/15/20 (e)	2,880
3,540	Realogy Group LLC, 7.625%, 01/15/20 (e)	3,814
5,430	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	5,430

		17,757

	Total Financials	603,134

	Health Care — 2.7%
	Health Care Equipment & Supplies — 0.5%
	Alere, Inc.,
3,949	6.500%, 06/15/20	4,077
1,310	7.250%, 07/01/18	1,407
	Biomet, Inc.,
21,275	6.500%, 08/01/20	22,711
6,610	6.500%, 10/01/20	6,998
20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	21,114
	DJO Finance LLC/DJO Finance Corp.,
8,615	7.750%, 04/15/18	8,744
7,500	8.750%, 03/15/18	7,819
4,055	9.875%, 04/15/18	4,197
17,760	Hologic, Inc., 6.250%, 08/01/20	18,604
9,610	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	10,511

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — continued
2,107	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	2,096
3,000	Teleflex, Inc., 6.875%, 06/01/19	3,127

		111,405

	Health Care Providers & Services — 1.6%
	21st Century Oncology, Inc.,
5,710	8.875%, 01/15/17	5,853
3,855	9.875%, 04/15/17	3,778
1,790	Amsurg Corp., 5.625%, 11/30/20	1,864
1,610	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,676
	CHS/Community Health Systems, Inc.,
6,000	5.125%, 08/15/18	6,210
2,885	7.125%, 07/15/20	3,083
3,000	8.000%, 11/15/19	3,210
	DaVita HealthCare Partners, Inc.,
745	5.750%, 08/15/22	804
3,160	6.625%, 11/01/20	3,334
	Fresenius Medical Care U.S. Finance II, Inc.,
3,595	5.625%, 07/31/19 (e)	3,928
2,670	5.875%, 01/31/22 (e)	2,997
	HCA Holdings, Inc.,
20,220	6.250%, 02/15/21	22,091
21,490	7.750%, 05/15/21	22,994
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,132
4,605	5.000%, 03/15/24	4,973
3,140	5.250%, 04/15/25	3,450
4,990	5.375%, 02/01/25	5,289
8,965	6.500%, 02/15/20	10,198
40,951	7.500%, 02/15/22	48,322
2,225	8.000%, 10/01/18	2,598
	HealthSouth Corp.,
2,740	7.750%, 09/15/22	2,918
3,275	8.125%, 02/15/20	3,414
18,483	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	19,245
	inVentiv Health, Inc.,
7,720	9.000%, 01/15/18 (e)	8,029
2,345	11.000%, 08/15/18 (e)	2,111
3,450	10.000% (PIK), 08/15/18 (e)(v)	3,450
	Kindred Healthcare, Inc.,
5,250	8.000%, 01/15/20 (e)	5,696
6,155	8.750%, 01/15/23 (e)	6,709

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,250
2,173	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	2,241
	Tenet Healthcare Corp.,
510	4.500%, 04/01/21	513
8,730	4.750%, 06/01/20	8,992
18,165	5.000%, 03/01/19 (e)	18,256
8,227	5.500%, 03/01/19 (e)	8,381
16,050	6.000%, 10/01/20	17,454
3,215	6.750%, 02/01/20	3,448
18,846	8.000%, 08/01/20	19,977
28,975	8.125%, 04/01/22	32,814
21,117	United Surgical Partners International, Inc., 9.000%, 04/01/20	22,648

		351,330

	Health Care Technology — 0.1%
856	Emdeon, Inc., 11.000%, 12/31/19	940
10,405	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,873

		11,813

	Pharmaceuticals — 0.5%
3,000	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	3,056
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,449
	Endo Finance LLC/Endo Finco, Inc.,
5,000	7.000%, 07/15/19 (e)	5,262
5,000	7.000%, 12/15/20 (e)	5,288
4,205	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	4,310
2,223	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,356
	Valeant Pharmaceuticals International, Inc., (Canada),
3,520	5.500%, 03/01/23 (e)	3,555
5,000	6.375%, 10/15/20 (e)	5,263
14,231	6.750%, 08/15/18 (e)	15,120
7,485	6.750%, 08/15/21 (e)	7,859
9,735	7.000%, 10/01/20 (e)	10,222
18,575	7.250%, 07/15/22 (e)	19,736
30,794	7.500%, 07/15/21 (e)	33,412

		121,888

	Total Health Care	596,436

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 3.3%
	Aerospace & Defense — 0.3%
	Bombardier, Inc., (Canada),
3,014	4.750%, 04/15/19 (e)	2,939
1,232	5.500%, 09/15/18 (e)	1,255
6,204	6.125%, 01/15/23 (e)	5,940
3,750	7.500%, 03/15/18 (e)	3,994
3,700	7.500%, 03/15/25 (e)	3,700
4,767	7.750%, 03/15/20 (e)	4,970
13,590	GenCorp, Inc., 7.125%, 03/15/21	14,371
2,405	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	2,522
5,875	KLX, Inc., 5.875%, 12/01/22	6,000
9,110	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	8,108
7,331	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	7,478
2,043	Spirit AeroSystems, Inc., 5.250%, 03/15/22	2,130
5,905	Triumph Group, Inc., 4.875%, 04/01/21	5,757

		69,164

	Air Freight & Logistics — 0.0% (g)
1,930	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	1,853
2,786	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	2,962

		4,815

	Airlines — 0.2%
7,720	Allegiant Travel Co., 5.500%, 07/15/19	8,038
6,275	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	6,636
6,628	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	7,357
6,967	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	7,803
3,216	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,570
550	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	611
5,235	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	6,095
3,635	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,781

		43,891

	Building Products — 0.1%
3,005	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	2,674
3,170	Building Materials Corp. of America, 6.750%, 05/01/21 (e)	3,408
1,868	Griffon Corp., 5.250%, 03/01/22	1,840

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued
8,580	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	9,138
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,059
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,123
3,565	6.300%, 11/15/16	3,752
172	7.875%, 03/30/20 (e)	186

		25,180

	Commercial Services & Supplies — 0.8%
11,525	ACCO Brands Corp., 6.750%, 04/30/20	12,072
	ADT Corp. (The),
10,755	3.500%, 07/15/22	9,868
1,565	4.125%, 04/15/19	1,586
9,500	4.125%, 06/15/23	9,049
13,500	6.250%, 10/15/21	14,614
5,655	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,726
4,900	Aramark Services, Inc., 5.750%, 03/15/20	5,120
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	10,110
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,482
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,421
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	4,395
6,590	9.750%, 08/01/18 (e)	7,051
21,560	ILFC E-Capital Trust I, VAR, 4.840%, 12/21/65 (e)	20,374
14,629	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	14,117
1,200	Jaguar Holding Co. I, 9.375% (cash), 10/15/17 (e) (v)	1,228
5,866	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	5,074
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,631
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	4,866
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 01/15/15 (d) (i)	6
2,650	6.500%, 08/01/27 (d) (i)	7
	R.R. Donnelley & Sons Co.,
1,000	6.500%, 11/15/23	1,063
2,139	7.000%, 02/15/22	2,342
15,316	7.625%, 06/15/20	17,307

		167,509

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — 0.1%
	AECOM,
4,955	5.750%, 10/15/22 (e)	5,190
8,330	5.875%, 10/15/24 (e)	8,851
	Great Lakes Dredge & Dock Corp.,
9,855	7.375%, 02/01/19	10,052
1,010	7.375%, 02/01/19 (e)	1,031
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,905

		28,029

	Electrical Equipment — 0.2%
1,535	Artesyn Embedded Technologies, Inc., 9.750%, 10/15/20 (e)	1,466
6,116	General Cable Corp., 5.750%, 10/01/22	5,321
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,867
10,115	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	10,519
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	4,243

		32,416

	Machinery — 0.3%
2,120	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	2,120
5,800	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	6,017
11,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	9,546
2,575	Case New Holland Industrial, Inc., 7.875%, 12/01/17	2,871
3,595	CNH Capital LLC, 6.250%, 11/01/16	3,802
750	CNH Industrial Capital LLC, 3.625%, 04/15/18	754
2,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	1,940
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,970
1,400	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,502
10,741	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,224
	Oshkosh Corp.,
455	5.375%, 03/01/22	466
3,034	5.375%, 03/01/25 (e)	3,102
1,990	8.500%, 03/01/20	2,075
620	SPX Corp., 6.875%, 09/01/17	676
	Terex Corp.,
14,155	6.000%, 05/15/21	14,527
3,825	6.500%, 04/01/20	4,016

		72,608

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Marine — 0.1%
4,762	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	4,464
8,959	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	8,646
5,675	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	5,788
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,240
10,049	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	9,848

		30,986

	Road & Rail — 0.4%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,437
7,899	6.500%, 07/15/22 (e)	8,590
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,315	4.875%, 11/15/17	2,379
2,535	5.125%, 06/01/22 (e)	2,592
4,455	5.500%, 04/01/23	4,666
5,186	9.750%, 03/15/20	5,653
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,238
8,210	6.250%, 10/15/22	8,539
8,900	6.750%, 04/15/19	9,200
8,120	7.375%, 01/15/21	8,546
3,890	7.500%, 10/15/18	4,026
8,050	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	8,292
2,875	JCH Parent, Inc., 10.500% (cash), 03/15/19 (e) (v)	2,659
3,050	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	3,065

		79,882

	Trading Companies & Distributors — 0.8%
	Aircastle Ltd., (Bermuda),
2,460	4.625%, 12/15/18	2,558
6,490	6.750%, 04/15/17	7,026
9,560	7.625%, 04/15/20	11,137
6,545	H&E Equipment Services, Inc., 7.000%, 09/01/22	6,725
	HD Supply, Inc.,
8,350	5.250%, 12/15/21 (e)	8,674
7,892	7.500%, 07/15/20	8,445

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
6,320	11.000%, 04/15/20	7,236
9,816	11.500%, 07/15/20	11,288
1,506	Interline Brands, Inc., 10.000% (cash), 11/15/18 (v)	1,585
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	6,063
29,330	5.875%, 04/01/19	32,263
8,865	6.250%, 05/15/19	9,940
4,615	8.250%, 12/15/20	5,734
	United Rentals North America, Inc.,
1,650	5.750%, 11/15/24	1,740
15,515	6.125%, 06/15/23	16,640
3,515	7.375%, 05/15/20	3,814
16,027	7.625%, 04/15/22	17,803
14,845	8.250%, 02/01/21	16,107

		174,778

	Total Industrials	729,258

	Information Technology — 2.9%
	Communications Equipment — 0.3%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,127
4,479	6.450%, 03/15/29	4,485
8,138	6.750%, 11/15/20 (e)	8,708
5,380	8.875%, 01/01/20 (e)	5,945
5,550	Aspect Software, Inc., 10.625%, 05/15/17	5,064
	Avaya, Inc.,
16,023	7.000%, 04/01/19 (e)	16,183
6,466	10.500%, 03/01/21 (e)	5,642
	CommScope, Inc.,
2,463	5.000%, 06/15/21 (e)	2,494
4,731	5.500%, 06/15/24 (e)	4,790
12,271	Goodman Networks, Inc., 12.125%, 07/01/18	12,026
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,139

		72,603

	Electronic Equipment, Instruments & Components — 0.2%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,481
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,497
7,598	5.500%, 09/01/22 (e)	7,788
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,439
3,300	6.000%, 08/15/22	3,523
3,572	8.500%, 04/01/19	3,744

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,093
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,087
17,575	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	18,981

		46,633

	Internet Software & Services — 0.1%
3,022	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	3,002
	Equinix, Inc.,
7,405	5.375%, 01/01/22	7,720
4,123	5.750%, 01/01/25	4,329
1,958	VeriSign, Inc., 4.625%, 05/01/23	1,958

		17,009

	IT Services — 0.9%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,530
	First Data Corp.,
2,584	6.750%, 11/01/20 (e)	2,771
16,285	7.375%, 06/15/19 (e)	17,099
26,523	8.250%, 01/15/21 (e)	28,446
9,057	8.875%, 08/15/20 (e)	9,714
2,257	10.625%, 06/15/21	2,596
5,465	11.250%, 01/15/21	6,244
10,411	11.750%, 08/15/21	12,129
37,166	12.625%, 01/15/21	44,413
38,672	8.750% (cash), 01/15/22 (e) (v)	41,766
3,028	iGATE Corp., 4.750%, 04/15/19	3,073
3,250	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	3,449
	SunGard Data Systems, Inc.,
6,230	6.625%, 11/01/19	6,479
2,544	7.375%, 11/15/18	2,649
2,410	7.625%, 11/15/20	2,576

		184,934

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
5,137	6.750%, 03/01/19	5,099
4,500	7.000%, 07/01/24	4,095
3,715	7.750%, 08/01/20	3,687
	Amkor Technology, Inc.,
11,017	6.375%, 10/01/22	11,485
3,755	6.625%, 06/01/21	3,924
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,687

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
	Freescale Semiconductor, Inc.,
2,541	6.000%, 01/15/22 (e)	2,738
4,898	10.750%, 08/01/20	5,329
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,462
	Micron Technology, Inc.,
8,469	5.250%, 08/01/23 (e)	8,670
2,520	5.500%, 02/01/25 (e)	2,583
7,124	5.875%, 02/15/22	7,525
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,695
2,175	3.750%, 06/01/18 (e)	2,213
8,570	5.750%, 02/15/21 (e)	9,084
1,810	5.750%, 03/15/23 (e)	1,937

		81,213

	Software — 0.4%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,663
22,012	Audatex North America, Inc., 6.000%, 06/15/21 (e)	23,388
8,050	Blackboard, Inc., 7.750%, 11/15/19 (e)	7,768
2,035	Eagle Midco, Inc., 9.000%, 06/15/18 (e)	2,066
11,800	Epicor Software Corp., 8.625%, 05/01/19	12,390
15,058	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	15,152
	Infor U.S., Inc.,
11,435	9.375%, 04/01/19	12,278
5,750	11.500%, 07/15/18	6,268
6,846	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	6,812
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,802
2,215	Project Homestake Merger Corp., 8.875%, 03/01/23 (e)	2,215

		93,802

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
22,500	3.850%, 05/04/43	22,739
111,650	VAR, 0.555%, 05/06/19	112,151
	NCR Corp.,
1,046	5.000%, 07/15/22	1,054
495	5.875%, 12/15/21	512
1,250	6.375%, 12/15/23	1,322

		137,778

	Total Information Technology	633,972

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Materials — 3.4%
	Building Products — 0.0% (g)
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,853

	Chemicals — 1.0%
	Ashland, Inc.,
3,750	3.000%, 03/15/16	3,792
4,115	3.875%, 04/15/18	4,280
14,610	4.750%, 08/15/22	14,944
2,985	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,231
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,402
3,540	Celanese US Holdings LLC, 4.625%, 11/15/22	3,575
31,985	Hexion U.S. Finance Corp., 6.625%, 04/15/20	30,546
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
7,430	8.875%, 02/01/18	6,260
2,710	9.000%, 11/15/20	1,707
	Huntsman International LLC,
12,932	4.875%, 11/15/20	13,304
1,447	5.125%, 11/15/22 (e)	1,487
5,730	8.625%, 03/15/21	6,169
	Ineos Finance plc, (United Kingdom),
9,340	7.500%, 05/01/20 (e)	9,912
26,934	8.375%, 02/15/19 (e)	28,725
	INEOS Group Holdings S.A., (Luxembourg),
3,927	5.875%, 02/15/19 (e)	3,966
10,606	6.125%, 08/15/18 (e)	10,765
5,420	LSB Industries, Inc., 7.750%, 08/01/19	5,650
	Momentive Performance Materials, Inc.,
6,000	3.880%, 10/24/21	5,325
6,000	8.875%, 10/15/20 (d) (i)	—	(h)
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,490
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,804
5,785	PolyOne Corp., 7.375%, 09/15/20	6,139
	Rain CII Carbon LLC/CII Carbon Corp.,
5,643	8.000%, 12/01/18 (e)	5,446
7,245	8.250%, 01/15/21 (e)	7,000
EUR 1,250	8.500%, 01/15/21 (e)	1,427
4,910	Reichhold Holdings International B.V., 12.000%, 02/27/15 (i)	4,910

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
9,634	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e) (i)	3,854
2,495	Reichhold, Inc., 12.000%, 03/16/15 (i)	2,495
3,190	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	3,158
3,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	3,118
2,970	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	3,148
10,195	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	10,603
4,870	Tronox Finance LLC, 6.375%, 08/15/20	4,852
	W.R. Grace & Co.—Conn,
1,215	5.125%, 10/01/21 (e)	1,257
610	5.625%, 10/01/24 (e)	656

		227,397

	Construction Materials — 0.2%
EUR 2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,504
	Cemex Finance LLC,
22,600	9.375%, 10/12/22 (e)	25,708
3,019	9.660%, 02/14/17 (i)	3,019
	Cemex S.A.B. de C.V., (Mexico),
2,900	4.667%, 02/14/17 (i)	2,856
1,299	6.125%, 05/05/25 (e)	1,299
5,820	7.250%, 01/15/21 (e)	6,198
3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,540
4,395	Vulcan Materials Co., 7.500%, 06/15/21	5,274

		50,398

	Containers & Packaging — 1.0%
	Ardagh Packaging Finance plc, (Ireland),
24,370	9.125%, 10/15/20 (e)	26,137
EUR 3,325	9.250%, 10/15/20 (e)	3,972
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,408
378	7.000%, 11/15/20 (e)	375
2,305	9.125%, 10/15/20 (e)	2,461
8,985	VAR, 3.241%, 12/15/19 (e)	8,828
5,400	Berry Plastics Corp., 9.750%, 01/15/21	6,014
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
5,130	5.625%, 12/15/16 (e)	5,168
5,105	6.000%, 06/15/17 (e)	5,156

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
2,566	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	426
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
9,755	5.750%, 10/15/20	10,133
5,100	6.875%, 02/15/21	5,393
6,760	7.125%, 04/15/19	7,018
10,236	7.875%, 08/15/19	10,860
3,900	8.250%, 02/15/21	4,105
3,700	8.500%, 05/15/18	3,816
35,190	9.000%, 04/15/19	36,862
52,877	9.875%, 08/15/19	56,644
	Sealed Air Corp.,
1,500	5.125%, 12/01/24 (e)	1,567
5,070	6.500%, 12/01/20 (e)	5,743
6,910	8.375%, 09/15/21 (e)	7,817
715	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	776

		212,679

	Metals & Mining — 1.1%
4,095	AK Steel Corp., 8.750%, 12/01/18	4,402
	Alcoa, Inc.,
11,265	5.125%, 10/01/24	12,251
2,969	5.400%, 04/15/21	3,262
3,650	5.720%, 02/23/19	4,036
2,136	5.870%, 02/23/22	2,415
660	5.900%, 02/01/27	741
2,974	6.150%, 08/15/20	3,378
4,920	6.750%, 01/15/28	5,708
	Aleris International, Inc.,
770	7.625%, 02/15/18	766
4,451	7.875%, 11/01/20	4,362
8,258	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	8,578
	ArcelorMittal, (Luxembourg),
25,300	7.000%, 02/25/22	28,531
5,000	7.750%, 10/15/39	5,363
16,150	10.350%, 06/01/19	19,945
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,813
9,826	Coeur Mining, Inc., 7.875%, 02/01/21	8,794
	Commercial Metals Co.,
7,235	4.875%, 05/15/23	6,909
2,300	7.350%, 08/15/18	2,496

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	1,023
	First Quantum Minerals Ltd., (Canada),
5,423	6.750%, 02/15/20 (e)	5,043
500	7.000%, 02/15/21 (e)	464
3,000	7.250%, 10/15/19 (e)	2,790
6,227	7.250%, 05/15/22 (e)	5,791
	FMG Resources August 2006 Pty Ltd., (Australia),
1,524	6.875%, 02/01/18 (e)	1,528
30,680	8.250%, 11/01/19 (e)	28,993
10,635	Hecla Mining Co., 6.875%, 05/01/21	9,572
2,354	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,413
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,678
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,596
4,771	7.875%, 11/01/22 (e)	4,938
	New Gold, Inc., (Canada),
7,190	6.250%, 11/15/22 (e)	7,118
1,862	7.000%, 04/15/20 (e)	1,927
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	2,137
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	3,015
10,750	8.750%, 12/15/20	11,664
1,325	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	1,325
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,779
	Steel Dynamics, Inc.,
600	5.125%, 10/01/21 (e)	615
3,900	5.250%, 04/15/23	4,017
480	5.500%, 10/01/24 (e)	498
2,560	6.125%, 08/15/19	2,745
2,560	6.375%, 08/15/22	2,746
1,300	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	1,352
3,910	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	2,698
7,240	Walter Energy, Inc., 9.500%, 10/15/19 (e)	4,815

		244,030

	Paper & Forest Products — 0.1%
3,859	Mercer International, Inc., 7.000%, 12/01/19 (e)	4,023

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Paper & Forest Products — continued
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	7,655
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	756
2,554	8.375%, 06/15/19 (e)	2,749
8,110	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	7,998

		23,181

	Total Materials	760,538

	Telecommunication Services — 4.4%
	Diversified Telecommunication Services — 3.1%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,214
12,068	6.625%, 02/15/23 (e)	12,566
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,213
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,247
4,970	5.250%, 03/15/21	5,119
26,186	6.500%, 04/30/21	27,561
3,880	6.625%, 01/31/22	4,161
9,853	7.000%, 01/15/19	10,247
7,700	7.250%, 10/30/17	8,018
7,374	7.375%, 06/01/20	7,890
	CenturyLink, Inc.,
10,245	Series T, 5.800%, 03/15/22	10,885
11,770	Series W, 6.750%, 12/01/23	13,293
3,646	Cincinnati Bell, Inc., 8.375%, 10/15/20	3,883
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	6,110
3,150	Cogent Communications Holdings, Inc., 8.375%, 02/15/18 (e)	3,290
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,713
49,453	Embarq Corp., 7.995%, 06/01/36	57,860
	Frontier Communications Corp.,
1,350	6.250%, 09/15/21	1,387
7,072	6.875%, 01/15/25	7,090
830	7.125%, 01/15/23	866
1,056	8.125%, 10/01/18	1,201
1,987	8.250%, 04/15/17	2,208
625	8.500%, 04/15/20	706
2,640	8.750%, 04/15/22	3,002
5,335	9.250%, 07/01/21	6,229
	GCI, Inc.,
8,025	6.750%, 06/01/21	8,140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
5,875	8.625%, 11/15/19	6,147
	Intelsat Jackson Holdings S.A., (Luxembourg),
16,551	5.500%, 08/01/23	15,661
24,465	6.625%, 12/15/22	23,915
2,750	7.250%, 04/01/19	2,846
31,295	7.250%, 10/15/20	32,547
14,800	7.500%, 04/01/21	15,503
50,588	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	46,857
	Level 3 Communications, Inc.,
4,935	5.750%, 12/01/22	5,071
6,666	8.875%, 06/01/19	7,057
	Level 3 Financing, Inc.,
11,610	5.625%, 02/01/23 (e)	11,958
12,645	6.125%, 01/15/21	13,388
5,839	7.000%, 06/01/20	6,278
10,630	8.125%, 07/01/19	11,255
16,285	8.625%, 07/15/20	17,751
3,862	VAR, 3.826%, 01/15/18	3,910
11,868	PAETEC Holding Corp., 9.875%, 12/01/18	12,521
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,460
7,107	7.750%, 02/15/31	7,383
1,000	Qwest Corp., 7.250%, 09/15/25	1,157
	Sprint Capital Corp.,
8,900	6.875%, 11/15/28	8,366
3,476	6.900%, 05/01/19	3,598
41,302	8.750%, 03/15/32	43,625
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,289
15,084	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	15,782
4,460	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,884
9,602	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,406
	Virgin Media Secured Finance plc, (United Kingdom),
565	5.250%, 01/15/21	608
10,556	5.375%, 04/15/21 (e)	11,163
	Wind Acquisition Finance S.A., (Luxembourg),
9,285	4.750%, 07/15/20 (e)	9,378
395	6.500%, 04/30/20 (e)	419
14,765	7.375%, 04/23/21 (e)	15,392
EUR 1,007	VAR, 5.303%, 04/30/19 (e)	1,138

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Windstream Corp.,
2,640	7.500%, 06/01/22	2,600
9,885	7.500%, 04/01/23	9,712
9,706	7.750%, 10/15/20	10,043
25,540	7.750%, 10/01/21	25,796
	Zayo Group LLC/Zayo Capital, Inc.,
11,385	6.000%, 04/01/23 (e)	11,613
3,848	8.125%, 01/01/20	4,079
14,771	10.125%, 07/01/20	16,691

		671,346

	Wireless Telecommunication Services — 1.3%
23,653	NII Capital Corp., 7.625%, 04/01/21 (d)	8,279
	NII International Telecom S.C.A., (Luxembourg),
7,976	7.875%, 08/15/19 (d) (e)	7,637
5,083	11.375%, 08/15/19 (d) (e)	4,956
5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,226
7,651	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	7,780
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	5,325
8,025	7.000%, 03/01/20 (e)	8,890
10,390	7.000%, 08/15/20	10,659
28,652	9.000%, 11/15/18 (e)	33,308
8,760	11.500%, 11/15/21	10,819
	Sprint Corp.,
4,174	7.125%, 06/15/24	4,153
15,352	7.250%, 09/15/21	15,650
14,840	7.625%, 02/15/25	14,988
51,490	7.875%, 09/15/23	53,163
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,733
5,346	6.250%, 04/01/21	5,593
6,902	6.375%, 03/01/25	7,213
3,099	6.464%, 04/28/19	3,215
1,405	6.500%, 01/15/24	1,486
9,442	6.625%, 11/15/20	9,962
5,309	6.625%, 04/01/23	5,621
19,152	6.633%, 04/28/21	20,373
25,142	6.731%, 04/28/22	26,776
7,785	6.836%, 04/28/23	8,320
2,285	United States Cellular Corp., 6.700%, 12/15/33	2,200

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
4,075	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	4,260

		291,585

	Total Telecommunication Services	962,931

	Utilities — 0.5%
	Electric Utilities — 0.0% (g)
2,565	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	2,526
5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 4.668%, 10/01/20 (d)	3,400

		5,926

	Gas Utilities — 0.2%
708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	740
	Sabine Pass Liquefaction LLC,
9,439	5.625%, 03/01/25 (e)	9,486
12,934	5.625%, 04/15/23	13,225
4,700	5.750%, 05/15/24	4,806
9,276	6.250%, 03/15/22	9,763

		38,020

	Independent Power & Renewable Electricity Producers — 0.3%
	AES Corp.,
945	4.875%, 05/15/23	926
1,764	5.500%, 03/15/24	1,790
5,890	7.375%, 07/01/21	6,582
2,675	8.000%, 06/01/20	3,070
12,914	VAR, 3.234%, 06/01/19	12,720
13,000	Calpine Corp., 6.000%, 01/15/22 (e)	14,177
	Dynegy Holdings LLC,
1,413	7.625%, 10/15/26 (d) (i)	2
23,337	7.750%, 06/01/19 (d) (i)	—	(h)
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	15,301
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,530
3,200	7.875%, 05/15/21	3,478
2,420	8.250%, 09/01/20	2,580
2,154	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	2,240

		67,396

	Multi-Utilities — 0.0% (g)
	Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
5,400	7.375%, 11/01/22 (e)	5,717

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
4,070	7.625%, 11/01/24 (e)	4,320

		10,037

	Total Utilities	121,379

	Total Corporate Bonds (Cost $7,240,743)	7,333,275

SHARES
Exchange Traded Funds — 0.2%
	Fixed Income — 0.2%
272	iShares iBoxx $ High Yield Corporate Bond ETF	24,995
630	SPDR Barclays High Yield Bond ETF	25,067

	Total Exchange Traded Funds (Cost $47,399)	50,062

PRINCIPAL AMOUNT
Insurance-Linked Securities — 1.8%
	Preferred Shares — 0.0% (g)
10 Units	AlphaCat 2015 Ltd., Class A (i)	9,952

	Catastrophe Bonds — 1.8%
11,600	Armor Re Ltd., (Bermuda), VAR, 4.005%, 12/15/16 (e)	11,584
800	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.855%, 04/07/17 (e)	835
6,000	Caelus Re Ltd., (Cayman Islands), VAR, 5.255%, 03/07/16 (e)	6,070
EUR 11,150	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	12,862
10,930	East Lane Re Ltd., (Cayman Islands), VAR, 6.655%, 03/13/15 (e)	10,934
	East Lane Re V Ltd., (Cayman Islands),
900	VAR, 9.005%, 03/16/18 (e)	945
2,450	VAR, 10.755%, 03/16/18 (e)	2,590
7,250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e)	7,283
	Everglades Re Ltd., (Bermuda),
41,400	VAR, 7.505%, 04/28/17 (e)	42,572
31,700	VAR, 9.455%, 03/28/16 (e)	32,755
EUR 10,750	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	12,234
	Kilimanjaro Re Ltd., (Bermuda),
2,500	VAR, 3.755%, 11/25/19 (e)	2,492
15,400	VAR, 4.505%, 04/30/18 (e)	15,508
9,250	VAR, 4.755%, 04/30/18 (e)	9,413
1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.255%, 04/06/18 (e)	1,003
7,650	Longpoint Re Ltd., (Cayman Islands), VAR, 6.005%, 06/12/15 (e)	7,733

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Catastrophe Bonds — continued
1,500	Longpoint Re Ltd. III, (Cayman Islands), VAR, 3.965%, 05/18/16 (e)	1,515
7,000	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e)	7,146
	MultiCat Mexico Ltd., (Cayman Islands),
2,750	Series 2012-I, Class A, VAR, 7.505%, 12/04/15 (e)	2,766
5,850	Series 2012-I, Class A, VAR, 8.005%, 12/04/15 (e)	5,975
	Mystic Re Ltd., (Cayman Islands),
9,250	VAR, 9.005%, 03/12/15 (e)	9,261
4,700	VAR, 12.005%, 03/12/15 (e)	4,707
	Mythen Re Ltd., (Cayman Islands),
3,986	Series 12-A, VAR, 8.506%, 05/07/15 (e)	4,027
1,550	Series 12-E, VAR, 8.006%, 05/07/15 (e)	1,565
30,000	Series 2013-1, Class B, VAR, 8.005%, 07/09/15 (e)	30,609
	Nakama Re Ltd., (Bermuda),
2,000	VAR, 2.130%, 01/16/19 (e)	2,002
8,400	VAR, 2.505%, 04/13/18 (e)	8,464
4,000	VAR, 2.760%, 09/29/16 (e)	4,021
	Pelican Re Ltd., (Cayman Islands),
2,000	VAR, 6.005%, 05/15/17 (e)	2,056
15,460	VAR, 13.755%, 04/13/15 (e)	15,662
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
5,686	VAR, 8.905%, 12/06/15 (e)	5,795
1,250	Series CL1, VAR, 9.005%, 12/06/16 (e)	1,270
9,500	Series CL2, VAR, 12.005%, 06/06/15 (e)	9,701
20,550	Series CL5, VAR, 8.755%, 06/06/15 (e)	20,854
2,250	Residential Reinsurance 2012 Ltd., (Cayman Islands), VAR, 5.760%, 12/06/16 (e)	2,327
2,000	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.255%, 12/06/17 (e)	2,012
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
500	VAR, 3.505%, 06/06/18 (e)	505
1,750	VAR, 4.805%, 12/06/18 (e)	1,741
	Residential Reinsurance Ltd., (Cayman Islands),
9,750	VAR, 4.510%, 12/06/16 (e)	9,992
8,500	VAR, 8.005%, 06/06/16 (e)	9,014
2,575	Riverfront Re Ltd., (Bermuda), VAR, 4.005%, 01/06/17 (e)	2,571

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — continued
	Catastrophe Bonds — continued
	Sanders Re Ltd., (Bermuda),
22,850	VAR, 3.005%, 05/25/18 (e)	22,580
8,850	VAR, 3.505%, 05/05/17 (e)	8,806
2,000	VAR, 3.905%, 05/28/19 (e)	1,994
4,000	Skyline Re Ltd., (Bermuda), VAR, 14.010%, 01/23/17 (e)	4,184
1,500	Ursa Re Ltd., (Bermuda), VAR, 3.505%, 12/07/17 (e)	1,501

		381,436

	Total Insurance-Linked Securities (Cost $397,445)	391,388

Mortgage Pass-Through Security — 0.3%
73,240	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 03/25/45 (Cost $74,879)	74,608

Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,410

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,012

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,350

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,812
3,390	Series B, Rev., 5.000%, 03/01/34	3,856

		10,668

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,052

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,285

	Total Municipal Bonds (Cost $35,791)	36,777

Preferred Securities — 0.3% (x)
	Financials — 0.3%
	Banks — 0.3%
	Bank of America Corp.,
40,978	Series K, VAR, 8.000%, 01/30/18	43,736

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
10,816	Series M, VAR, 8.125%, 05/15/18	11,641
10,430	Series V, VAR, 5.125%, 06/17/19	10,273
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,135
1	Citigroup, Inc., VAR, 5.950%, 01/30/23	1
2	Wachovia Capital Trust III, VAR, 5.570%, 04/02/15	2

	Total Preferred Securities (Cost $64,521)	67,788

Private Placements — 3.0%
	Commercial Loans — 1.3%
50,000	Ace Hotel, VAR, 8.125%, 03/01/16 (i)	50,000
32,000	Ace Hotel Bowery, 6.651%, 12/01/16 (i)	32,000
40,000	Americana Manhasset (The), VAR, 8.210%, 10/01/21 (i)	46,952
42,000	Doubletree Hotel, VAR, 8.140%, 03/31/15 (i)	42,000
22,111	Hotel Waldorf-Astoria Corp. (The), VAR, 7.375%, 06/01/15 (i)	22,132
35,000	Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	36,243
40,360	Scout Harbor, VAR, 6.641%, 01/01/17 (i)	40,360

	Total Commercial Loans	269,687

	Residential Loans — 1.7%
65,000	138 50th Street Funding LLC, VAR, 7.635%, 09/01/15 (i)	65,000
200,000	385 First Avenue LLC, Post Collection, VAR, 5.661%, 10/01/17 (i)	200,000
30,000	1255 22nd Street Northwest LLC, VAR, 6.605%, 12/31/16 (i)	30,000
50,000	East 12th Street Mortgage Pass-Through Trust, VAR, 7.641%, 01/01/16 (i)	50,000
37,500	Four Seasons Private Residences, 8.146%, 04/01/16 (i)	37,500

	Total Residential Loans	382,500

	Total Private Placements (Cost $643,808)	652,187

SHARES
Investment Companies — 0.1%
330	Advent Claymore Convertible Securities & Income Fund II	2,169
143	Blackstone/GSO Strategic Credit Fund	2,328
355	Invesco Senior Income Trust	1,663
619	Nuveen Credit Strategies Income Fund	5,637
452	Voya Prime Rate Trust	2,480

	Total Investment Companies (Cost $8,911)	14,277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	427
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	344

			771

		Specialty Retail — 0.0% (g)
93		Neebo, Inc.06/29/19 (a) (i)	344

		Total Consumer Discretionary	1,115

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
3		Halcon Resources Corp. (a)	5

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a) (i)	889

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e) (i)	967

		Total Financials	1,856

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	128

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	17

		Construction Materials — 0.1%
131		U.S. Concrete, Inc. (a)	3,995

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a) (i)	—	(h)

		Paper & Forest Products — 0.0% (g)
319		Verso Corp. (a)	767

		Total Materials	4,779

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
100		Globalstar, Inc. (a)	257

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
150		Dynegy, Inc. (a)	4,180

		Total Common Stocks (Cost $8,331)	12,320

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.3%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
—	(h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value)	122
261		Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	14,222

		Total Energy	14,344

		Financials — 0.2%
		Banks — 0.0% (g)
32		Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 04/01/15 ($25 par value) @	798
21		Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 04/01/15 ($25 par value) @	533

			1,331

		Consumer Finance — 0.1%
11		Ally Financial, Inc., Series G, 7.000%, 04/01/15 ($1,000 par value) (e) @	11,344
156		GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	4,051

			15,395

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 ($1,000 par value) @	23,588

		Total Financials	40,314

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
5		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,298

		Materials — 0.0%
		Containers & Packaging — 0.0%
4		Constar International, Inc., Class A (a) (i)	—

		Total Preferred Stocks (Cost $58,928)	59,956

PRINCIPAL AMOUNT
Loan Assignments — 5.1%
		Consumer Discretionary — 1.6%
		Auto Components — 0.0% (g)
3,285		Visteon Corp., Initial Term Loan, VAR, 3.500%, 04/09/21	3,248

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Automobiles — 0.1%
15,252	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	15,242
17,589	Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18 ^	17,542

		32,784

	Diversified Consumer Services — 0.0% (g)
4,000	Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19 ^	3,969

	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,967
3,964	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,961
3,166	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	3,168
3,000	Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 ^	2,993

		12,089

	Household Durables — 0.0% (g)
2,927	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	2,913
1,527	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	1,519

		4,432

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.503%, 01/30/17	2,256

	Leisure Products — 0.1%
3,000	Delta 2 Sarl, Facility B3 Term Loan, VAR, 4.750%, 07/30/21	2,985
5,686	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	5,472
3,687	Steinway Musical, Term Loan, VAR, 4.750%, 09/19/19	3,667

		12,124

	Media — 0.7%
2,970	AMC Entertainment, Inc., Initial Term Loan, VAR, 3.500%, 04/30/20	2,960
5,230	Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20	5,194
3,762	Entercom Radio LLC, Term Loan B-2, VAR, 4.001%, 11/23/18	3,751
35,935	iHeartCommunications, Inc., Term Loan D, VAR, 6.922%, 01/30/19	34,373

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
7,542	iHeartCommunications, Inc., Extended Term Loan E, VAR, 7.672%, 07/30/19	7,289
7,647	Interactive Data Corp., Term Loan, VAR, 4.750%, 05/02/21	7,666
7,037	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	7,066
1,342	MTL Publishing LLC, Term B Loan, VAR, 3.750%, 06/29/18	1,339
948	NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	911
3,600	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	2,678
4,993	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	4,989
1,867	Sinclair Television Group, Inc., Tranche B Term Loan, VAR, 3.000%, 04/09/20	1,847
8,611	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20 ^	8,600
10,880	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	10,761
29,736	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20 ^	29,659
13,570	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,540
9,536	Varsity Brands, Inc., VAR, 6.000%, 12/10/21	9,613
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d) (i)	9
3,557	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 ^	3,550
3,530	WMG Acquisition Corp., Refinancing Tranche B Term Loan, VAR, 3.750%, 07/01/20	3,460

		159,255

	Multiline Retail — 0.3%
752	Hudson’s Bay Co., New 1st Lien Term Loan, VAR, 4.750%, 11/04/20	754
41,370	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	41,028
17,064	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	16,914

		58,696

	Specialty Retail — 0.3%
3,407	Academy, Ltd., 2012 Initial Term Loan, VAR, 4.500%, 08/03/18	3,402
2,170	Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	1,544
1,197	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21 ^	1,195

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Specialty Retail — continued
26,012	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	24,490
5,000	Michaels Stores, Inc., New Term B Loan, VAR, 3.750%, 01/28/20 ^	4,967
5,000	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19 ^	4,967
11,004	Petsmart, Inc., Term Loan B, VAR, 02/09/22 ^	11,078
3,539	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,532

		55,175

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,742	Polymer Group, Inc., Initial Term Loan, VAR, 5.250%, 12/19/19	4,748

	Total Consumer Discretionary	348,776

	Consumer Staples — 0.6%
	Food & Staples Retailing — 0.2%
4,144	Albertsons LLC, Term Loan B-2, VAR, 5.375%, 03/21/19	4,168
625	Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	630
3,325	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	3,356
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,206
24,432	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	24,463

		46,823

	Food Products — 0.3%
6,302	Diamond Foods, Inc., Loan, VAR, 4.250%, 08/20/18	6,286
11,432	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	11,403
12,741	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	12,750
6,726	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	6,734
4,870	Hostess Brands LLC, Term B Loan, VAR, 6.750%, 04/09/20	4,953
20,723	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20 ^	20,591
3,958	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,934
1,125	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21 ^	1,124

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
5,393	Wilton Brands TLB-LX125437, VAR, 7.500%, 08/30/18 ^	5,137

		72,912

	Household Products — 0.1%
12,344	Reynolds Group Holdings Ltd., 2013 Incremental U.S. Term Loan, VAR, 4.000%, 12/01/18	12,377

	Total Consumer Staples	132,112

	Energy — 0.4%
	Energy Equipment & Services — 0.2%
4,765	American Energy—Marcellus 1st Lien Term Loan, VAR, 5.250%, 08/04/20	4,045
11,839	Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%, 03/31/21	9,229
2,596	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,891
16,175	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	13,075
3,622	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	2,831

		31,071

	Oil, Gas & Consumable Fuels — 0.2%
1,247	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,228
6,667	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18 ^	6,628
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	8,904
10,256	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	9,852
6,003	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	5,992
4,106	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	4,068
4,938	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,646
4,667	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	3,022
2,738	Veresen Midstream Ltd. Partnership, 1st Lien Term Loan, VAR, 6.000%, 02/18/22 ^	2,724

		47,064

	Total Energy	78,135

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Financials — 0.2%
	Consumer Finance — 0.0% (g)
11,667	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	11,478

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	1,031
11,606	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,562
7,701	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^	7,303
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,359

		21,255

	Insurance — 0.1%
990	Alliant Holdings I, Inc., Term Loan B-1, VAR, 5.000%, 12/20/19 ^	987
4,195	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.250%, 12/20/19 ^	4,184
6,031	HUB International Ltd., Term Loan, VAR, 4.250%, 10/02/20	5,956
3,898	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,869

		14,996

	Real Estate Management & Development — 0.0% (g)
6,459	CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20 ^	6,461
304	Realogy Group LLC, Extended Synthetic Commitments, VAR, 4.420%, 10/10/16	299

		6,760

	Total Financials	54,489

	Health Care — 0.7%
	Biotechnology — 0.0% (g)
7,760	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 5.000%, 12/13/19 ^	7,828

	Health Care Equipment & Supplies — 0.1%
1,320	Biomet, Inc., Term Loan B-2, VAR, 3.671%, 07/25/17	1,319
5,950	CHS/Community Health Systems, Inc., 2021 Term D Loan, VAR, 4.250%, 01/27/21 ^	5,961
4,687	Kinetic Concepts, Inc., Term Loan E-1, VAR, 4.000%, 05/04/18	4,685
2,767	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.007%, 06/07/19	2,770

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — continued
15,068	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21 ^	14,885

		29,620

	Health Care Providers & Services — 0.4%
10,301	Accellent, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 03/12/21 ^	10,166
3,215	Accellent, Inc., 2nd Lien Term Loan, VAR, 7.500%, 03/11/22	3,046
5,817	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	5,773
8,477	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19 ^	8,470
2,098	HCA, Inc., Term Loan B-4, VAR, 3.005%, 05/01/18	2,097
9,669	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	9,675
15,000	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 ^	15,037
8,950	MPH Acquisition Holdings LLC, Senior Secured Term Loan, VAR, 3.750%, 03/31/21 ^	8,878
14,612	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 ^	14,485

		77,627

	Life Sciences Tools & Services — 0.0% (g)
2,993	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	2,983

	Pharmaceuticals — 0.2%
595	Ceva Logistics Holdings, Inc., U.S. Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	549
19,949	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.172%, 02/27/21	19,898
10,524	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	10,454
4,796	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	4,760

		35,661

	Total Health Care	153,719

	Industrials — 0.6%
	Air Freight & Logistics — 0.0% (g)
74	Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	69
431	Ceva Group plc, Dutch BV Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Air Freight & Logistics — continued
412	Ceva Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, (United Kingdom), VAR, 6.500%, 03/19/21	380

		847

	Airlines — 0.1%
25,234	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18 ^	25,213

	Building Products — 0.1%
8,331	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	8,179
5,396	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	5,382

		13,561

	Commercial Services & Supplies — 0.0% (g)
248	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	246
64	Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20	63
1,822	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.505%, 06/30/17	1,823
2,551	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	2,559
1,167	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,173

		5,864

	Construction & Engineering — 0.0% (g)
563	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	560

	Electrical Equipment — 0.0% (g)
4,349	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	4,331

	Industrial Conglomerates — 0.1%
1,973	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	1,973
6,632	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,333

		8,306

	Machinery — 0.2%
24,910	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	23,907
5,538	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	5,453

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — continued
7,120	Onex Wizard Acquisition Co. II S.C.A., 1st Lien term Loan, (Luxembourg), VAR, 01/29/22 ^	7,163
9,927	Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20 ^	9,897
2,110	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	2,099

		48,519

	Marine — 0.0% (g)
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	2,382

	Road & Rail — 0.0% (g)
1,212	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,206

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 06/30/17	11,801
5,147	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18	5,132
4,744	Interline Brands, Inc., 1st Lien Term Loan, VAR, 4.000%, 03/17/21	4,689

		21,622

	Total Industrials	132,411

	Information Technology — 0.5%
	Communications Equipment — 0.1%
6,294	Avaya, Inc., Tlb3 Extending Tranche, VAR, 4.672%, 10/26/17	6,110
1,925	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	1,905
10,497	Riverbed Technology, Inc., 1st Lien Term Loan B, VAR, 02/24/22 ^	10,576

		18,591

	Electronic Equipment, Instruments & Components — 0.1%
4,176	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,137
6,078	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	6,101
6,920	Zebra Technologies Corp., 1st Lien Term Loan B, VAR, 4.750%, 10/27/21	6,986

		17,224

	Internet Software & Services — 0.1%
7,030	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.750%, 05/13/21	7,033

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Internet Software & Services — continued
12,219	SkillSoft Corp., 1st Lien Term Loan, VAR, 5.750%, 04/28/21	12,073
6,715	SkillSoft Corp., 2nd Lien Term Loan, VAR, 9.250%, 04/28/22	6,245

		25,351

	IT Services — 0.1%
11,800	First Data Corp., 2018 New Dollar Term Loans, VAR, 3.672%, 03/23/18	11,779
3,300	First Data Corp., Term Loan, VAR, 3.672%, 09/24/18	3,297
1,380	Global Knowledge Training LLC, 1st Lien Term Loan, VAR, 6.500%, 01/20/21	1,366

		16,442

	Semiconductors & Semiconductor Equipment — 0.1%
3,760	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	3,762
7,127	Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21	7,052
7,171	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	7,153
4,500	On Semiconductor Corp., Term Loan, VAR, 2.005%, 01/02/18	4,343

		22,310

	Software — 0.0% (g)
1,992	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,986
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,347

		6,333

	Total Information Technology	106,251

	Materials — 0.1%
	Chemicals — 0.1%
4,173	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	4,139
3,992	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	3,982
1,000	Platform Specialty Products Co., Term Loan, VAR, 4.750%, 06/07/20 ^	1,005

		9,126

	Construction Materials — 0.0% (g)
2,518	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,521

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction Materials — continued
4,646	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	4,625

		7,146

	Containers & Packaging — 0.0% (g)
1,995	Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,965
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), 2nd Lien Term Loan, VAR, 8.250%, 07/31/22	4,676

		6,641

	Metals & Mining — 0.0% (g)
4,080	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	3,939
3,300	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	3,102

		7,041

	Total Materials	29,954

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,763	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,788
3,980	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	3,971
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/21/20	4,238
5,114	Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	5,078
5,000	Virgin Media Finance plc, Term Loan, VAR, 3.500%, 06/07/20 ^	4,985

		22,060

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	5,617

	Total Telecommunication Services	27,677

	Utilities — 0.3%
	Electric Utilities — 0.3%
6,009	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	6,034
12,313	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,118
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d) ^	23,746

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options and Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electric Utilities — continued
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.662%, 10/10/14 (d) ^	15,689

		57,587

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,867	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,862

	Total Utilities	59,449

	Total Loan Assignments (Cost $1,155,852)	1,122,973

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
209	Neebo, Inc., expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0%
	Marine — 0.0%
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—	(h)

	Total Warrants (Cost $2)	—	(h)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
18,823	Eurodollar, Expiring 12/14/15, at $98.75, American Style	1,882
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	235
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	967

	Total Options Purchased (Cost $9,250)	3,084

PRINCIPAL AMOUNT
Short-Term Investments — 47.4%
	U.S. Treasury Obligations — 0.6%
	U.S. Treasury Bills,
102,360	0.029%, 03/12/15 (k) (n)	102,359
27,660	0.081%, 06/04/15 (k) (n)	27,658

	Total U.S. Treasury Obligations	130,017

	Investment Company — 46.8%
10,319,924	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) †	10,319,924

	Total Short-Term Investments (Cost $10,449,937)	10,449,941

	Total Investments — 101.3% (Cost $22,241,188)	22,347,895
	Liabilities in Excess of Other Assets — (1.3)%	(292,582)

	NET ASSETS — 100.0%	$22,055,313

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,293)	90 Day Eurodollar	03/16/15	(322,393)	(792)
(1,380)	90 Day Eurodollar	06/15/15	(343,706)	(366)
(757)	10 Year U.S. Treasury Note	06/19/15	(96,742)	(818)
(62)	U.S. Long Bond	06/19/15	(10,034)	(157)
(137)	U.S. Ultra Bond	06/19/15	(23,055)	(552)
(51)	2 Year U.S. Treasury Note	06/30/15	(11,148)	(17)
(1,264)	5 Year U.S. Treasury Note	06/30/15	(150,772)	(596)
(1,924)	90 Day Eurodollar	09/14/15	(478,330)	(815)
(1,383)	90 Day Eurodollar	12/14/15	(343,088)	239

				(3,874)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,970	AUD	Royal Bank of Canada	04/28/15	7,571	6,986	(585)
8,970	AUD	Union Bank of Switzerland AG	04/28/15	7,716	6,986	(730)
8,990	AUD	Westpac Banking Corp.	04/28/15	7,666	7,001	(665)
21,600	AUD	Goldman Sachs International	09/21/15	16,393	16,695	302
21,600	AUD	Westpac Banking Corp.	09/21/15	16,458	16,695	237
35,061	CHF	Goldman Sachs International	03/10/15	36,985	36,785	(200)
42,029	CHF	Union Bank of Switzerland AG	03/10/15	44,537	44,096	(441)
48,252	EUR	Goldman Sachs International	03/18/15	61,351	54,006	(7,345)
48,839	EUR	Merrill Lynch International	03/18/15	62,310	54,664	(7,646)
64,647	EUR	Morgan Stanley	03/18/15	78,650	72,357	(6,293)
27,980	EUR	Union Bank of Switzerland AG	03/18/15	35,998	31,317	(4,681)
35,240	EUR	Deutsche Bank AG	03/19/15	44,971	39,443	(5,528)
46,808	EUR	Goldman Sachs International	05/18/15	54,882	52,430	(2,452)
72,247	EUR	State Street Corp.	05/18/15	82,656	80,925	(1,731)
61,303	EUR	Union Bank of Switzerland AG	05/18/15	71,108	68,667	(2,441)
11,210	GBP	Goldman Sachs International	03/19/15	18,118	17,305	(813)
8,186	GBP	Merrill Lynch International	03/19/15	13,320	12,636	(684)
8,185	GBP	Union Bank of Switzerland AG	03/19/15	13,088	12,635	(453)
2,162,758	JPY	Goldman Sachs International	05/18/15	18,268	18,098	(170)
11,174,248	JPY	Morgan Stanley	05/18/15	96,414	93,507	(2,907)
39,773,880	KRW	BNP Paribas††	03/12/15	36,183	36,106	(77)
504,180	MXN	Union Bank of Switzerland AG	03/12/15	35,799	33,753	(2,046)
102,050	MYR	Morgan Stanley††	03/12/15	28,465	28,236	(229)
103,290	NOK	Goldman Sachs International	03/12/15	13,358	13,470	112
575,900	NOK	TD Bank Financial Group	06/15/15	76,254	74,948	(1,306)
8,970	NZD	Deutsche Bank AG	04/28/15	6,882	6,747	(135)
8,970	NZD	Union Bank of Switzerland AG	04/28/15	6,819	6,747	(72)
8,990	NZD	Westpac Banking Corp.	04/28/15	6,966	6,762	(204)
65,090	NZD	Union Bank of Switzerland AG	09/21/15	48,232	48,297	65
181,540	SEK	Union Bank of Switzerland AG	06/15/15	21,433	21,802	369
54,371	SGD	BNP Paribas	09/21/15	40,529	39,752	(777)
108,250	SGD	Goldman Sachs International	09/21/15	79,532	79,145	(387)
90,619	SGD	Union Bank of Switzerland AG	09/21/15	68,276	66,254	(2,022)
				1,257,188	1,205,253	(51,935)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,990	AUD	Goldman Sachs International	04/28/15	7,774	7,002	772
17,940	AUD	Westpac Banking Corp.	04/28/15	15,551	13,971	1,580
21,600	AUD	Morgan Stanley	09/21/15	16,491	16,695	(204)
21,600	AUD	Union Bank of Switzerland AG	09/21/15	16,621	16,695	(74)
3,364	CAD	Credit Suisse International	03/24/15	2,672	2,689	(17)
13,995	CHF	Credit Suisse International	03/10/15	15,044	14,683	361
63,095	CHF	Union Bank of Switzerland AG	03/10/15	66,596	66,198	398

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
96,911	EUR	BNP Paribas	03/18/15	124,959	108,469	16,490
35,915	EUR	Goldman Sachs International	03/18/15	45,536	40,198	5,338
14,366	EUR	Morgan Stanley	03/18/15	17,952	16,080	1,872
42,526	EUR	Union Bank of Switzerland AG	03/18/15	53,496	47,598	5,898
14,250	EUR	Goldman Sachs International	03/19/15	18,141	15,950	2,191
10,495	EUR	Merrill Lynch International	03/19/15	13,378	11,746	1,632
10,495	EUR	Union Bank of Switzerland AG	03/19/15	13,166	11,747	1,419
23,068	EUR	Societe Generale	03/24/15	26,116	25,821	295
4,529	EUR	Barclays Bank plc	04/10/15	5,157	5,070	87
16,523	EUR	Credit Suisse International	04/10/15	19,463	18,500	963
1,172	EUR	Deutsche Bank AG	04/10/15	1,378	1,312	66
36,124	EUR	Goldman Sachs International	05/18/15	41,011	40,463	548
82,917	EUR	Morgan Stanley	05/18/15	96,155	92,877	3,278
61,317	EUR	Union Bank of Switzerland AG	05/18/15	73,169	68,682	4,487
27,581	GBP	Deutsche Bank AG	03/19/15	44,007	42,576	1,431
18,896	GBP	Standard Chartered Bank	03/24/15	29,039	29,168	(129)
11,174,248	JPY	Morgan Stanley	05/18/15	95,486	93,508	1,978
2,162,758	JPY	Union Bank of Switzerland AG	05/18/15	18,296	18,098	198
20,105,870	KRW	BNP Paribas ††	03/12/15	17,960	18,252	(292)
19,668,010	KRW	Union Bank of Switzerland AG ††	03/12/15	17,880	17,854	26
245,220	MXN	Barclays Bank plc	03/12/15	16,467	16,417	50
258,960	MXN	Goldman Sachs International	03/12/15	17,317	17,336	(19)
51,280	MYR	BNP Paribas ††	03/12/15	14,352	14,189	163
50,770	MYR	Morgan Stanley ††	03/12/15	14,154	14,048	106
103,290	NOK	Morgan Stanley	03/12/15	14,358	13,470	888
287,950	NOK	Morgan Stanley	06/15/15	36,771	37,474	(703)
287,950	NOK	Union Bank of Switzerland AG	06/15/15	37,437	37,473	(36)
8,990	NZD	Goldman Sachs International	04/28/15	6,997	6,761	236
17,940	NZD	Westpac Banking Corp.	04/28/15	13,827	13,494	333
65,090	NZD	Union Bank of Switzerland AG	09/21/15	47,210	48,298	(1,088)
181,540	SEK	TD Bank Financial Group	06/15/15	21,698	21,803	(105)
90,501	SGD	BNP Paribas	09/21/15	67,270	66,167	1,103
162,739	SGD	Union Bank of Switzerland AG	09/21/15	121,149	118,984	2,165
				1,341,501	1,287,816	53,685

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.056%	2,325	(208)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	3,570	(404)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	4,166	(472)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	5,993	(677)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.271	722	(68)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.271	3,520	(332)	397
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.045	1,987	(199)	194

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.440%	3,625	(234)	242
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	10,830	1,273	(1,566)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.695	2,358	(216)	188
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	3,590	836	(838)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	3,590	836	(827)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/20	1.013	199,220	(255)	499
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	03/20/20	5.511	3,610	682	(622)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	7,220	848	(1,177)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	03/20/20	1.872	7,220	285	(237)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	3,590	835	(833)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	12/20/19	0.565	7,070	(157)	73
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	03/20/20	4.869	10,830	(164)	302
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	03/20/20	5.511	3,590	678	(720)
Barrick Gold Corp., 5.800%, 11/15/34	1.000% quarterly	03/20/20	1.527	7,220	168	(174)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	2.395	3,000	189	(155)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.276	6,944	(717)	726
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	7,220	1,680	(1,853)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	7,205	(816)	796
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	03/20/20	2.674	10,800	810	(948)
MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.716	7,200	(243)	315
Goldman Sachs International:
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	7,220	848	(1,147)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	03/20/20	0.827	216,530	(2,223)	1,340
Morgan Stanley Capital Services:
Federation of Malaysia, 5.625%, 03/15/16	1.000% quarterly	03/20/20	1.150	14,430	77	(245)
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	03/20/20	2.674	7,210	541	(762)

					3,201	(5,046)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,970	1,249	(1,310)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,540	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,396	(3,972)
CDX.EM.22-V1	1.000% quarterly	12/20/19	3.801	67,440	7,800	(5,075)
CMBX.NA.AA.3	0.270% monthly	12/13/49	43.125	14,100	7,817	(7,999)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	83.950	6,900	1,603	(5,855)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	83.950	10,550	2,452	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,600	1,183	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,398	(3,404)
Goldman Sachs International:
CDX.EM.22-V1	1.000% quarterly	12/20/19	3.801	18,140	2,098	(1,769)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270% monthly	12/13/49	43.125%	7,050	3,908	(4,088)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	57	(278)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	337	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	463	(3,596)

					36,301	(53,391)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.23-V2	5.000% quarterly	12/20/19	3.203%	10,000	(846)	731
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.613	710,160	(14,019)	12,295
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.497	EUR 866,760	(25,076)	19,980

					(39,941)	33,006

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390%	3,610	(2,235)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	2,893	(1,782)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	3,620	(2,229)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	7,210	(4,440)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	7,220	(4,446)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	7,230	(4,453)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	7,200	(4,458)	4,602
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	10,800	(6,686)	6,931
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	1,410	(7)	154
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	1,440	(7)	34
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	3,600	(17)	85
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.322	2,010	119	186
Citibank, N.A.:
International Lease Finance Corp., 8.250%, 12/15/20	5.000% quarterly	09/20/19	1.587	5,000	772	(769)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.731	1,400	15	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.731	6,830	74	255
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	3,510	(55)	301
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	3,620	(56)	101
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	4,190	(65)	119

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390%	3,620	(2,241)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,377
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,377
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.322	2,000	119	206
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	3,620	(2,229)	2,183
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,600	(2,229)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,610	(2,235)	2,298
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	2.731	6,900	74	327
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	1,430	(22)	44
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	7,050	(321)	950
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	1,450	(893)	854
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,600	(2,229)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,610	(2,235)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,376
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	3,530	(16)	181
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	4,960	(226)	495
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	7,090	(323)	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	11.012	3,540	(260)	621
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,610	(2,235)	2,298
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,610	(2,235)	2,399
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,610	(2,235)	2,403
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,331
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	3,620	(2,241)	2,350
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	7,210	(4,464)	4,764
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.322	3,450	205	268

					(74,114)	80,228

Credit Indices:

SWAP COUNTERPARTY REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	59.072%	14,100	(7,852)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(578)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(2,047)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(2,065)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	59.072	7,050	(3,926)	4,932

					(16,468)	30,564

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	87

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	2.942%	17,690	1,548	(1,105)
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	2.616	EUR 486,180	61,912	(40,848)

					63,460	(41,953)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(228)
Bank of America	0.888% semi-annually	3 month LIBOR quarterly	12/21/17	18,900	123
Bank of America	0.866% semi-annually	3 month LIBOR quarterly	12/27/17	15,200	114
Deutsche Bank AG, New York	0.797% semi-annually	3 month LIBOR quarterly	10/16/17	25,000	135
Deutsche Bank AG, New York	1.717% semi-annually	3 month LIBOR quarterly	10/16/22	13,500	161

					305

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(244)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(253)
3.979% semi-annually	3 month LIBOR quarterly	04/17/24	30,000	(1,833)

				(2,330)

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,380	610
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,380	610
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	7,280	454
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	7,290	345
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	24,360	966
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(62)
BNP Paribas:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	3,640	247
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	468
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	444
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	460
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,290	405
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,380	729
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,380	659
Citibank, N.A.:
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	(61)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(62)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(62)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	(62)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(62)
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	(51)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	(24)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(26)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(26)
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	(24)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	(12)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	(50)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	89

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	4,870	224
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	474
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,270	524
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	406
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	9,750	414
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	14,620	625
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,370	626
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,410	674
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,280	499
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	14,580	696
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,360	952
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	24,370	680
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	7,290	351

					12,958

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 1.9%
	ABFC Trust,
100	Series 2005-HE2, Class M3, VAR, 0.951%, 06/25/35	92
251	Series 2006-OPT2, Class A2, VAR, 0.311%, 10/25/36	213
257	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.261%, 07/25/36	94
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.413%, 01/25/35	446
100	Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, VAR, 0.321%, 06/25/36	82
121	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.221%, 12/25/36	68
224	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.308%, 10/25/36	175
	CWABS Revolving Home Equity Loan Trust,
46	Series 2004-I, Class A, VAR, 0.463%, 02/15/34	41
51	Series 2004-K, Class 2A, VAR, 0.473%, 02/15/34	46
	CWABS, Inc. Asset-Backed Certificates Trust,
564	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	571
10	Series 2004-1, Class 3A, VAR, 0.731%, 04/25/34	9
583	Series 2004-1, Class M1, VAR, 0.921%, 03/25/34	556
72	Series 2004-1, Class M2, VAR, 0.996%, 03/25/34	66
98	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	98
	GSAMP Trust,
53	Series 2006-FM2, Class A2C, VAR, 0.321%, 09/25/36	24
44	Series 2006-FM2, Class A2D, VAR, 0.411%, 09/25/36	21
158	Series 2006-HE3, Class A2C, VAR, 0.331%, 05/25/46	142
350	Series 2007-HE1, Class A2C, VAR, 0.321%, 03/25/47	289
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.601%, 02/25/36	65
	Long Beach Mortgage Loan Trust,
1,097	Series 2004-1, Class M1, VAR, 0.921%, 02/25/34	1,043
79	Series 2004-1, Class M2, VAR, 0.996%, 02/25/34	75

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.846%, 03/25/35	702
321	Series 2005-3, Class M1, VAR, 0.651%, 07/25/35	319
80	Series 2005-C, Class A2D, VAR, 0.511%, 12/25/35	68
96	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.661%, 05/25/35	89
107	NovaStar Mortgage Funding Trust, Series 2006-4, Class A2C, VAR, 0.321%, 09/25/36	62
118	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.011%, 02/25/33	110
733	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.621%, 06/25/35	729
1,516	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.581%, 11/25/35	1,492
1,524	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.471%, 02/25/36	1,507
67	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.321%, 09/25/36	62
174	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, VAR, 0.311%, 09/25/36	116
25	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.651%, 09/25/35	22

	Total Asset-Backed Securities (Cost $8,248)	9,494

Collateralized Mortgage Obligations — 2.7%
	Agency CMO — 0.8%
	Federal Home Loan Mortgage Corp. REMIC,
93	Series 2980, Class QB, 6.500%, 05/15/35	104
47	Series 3218, Class AS, IF, IO, 6.408%, 09/15/36	9
88	Series 3850, Class LS, IF, IO, 1.730%, 05/15/39	6
76	Series 3919, Class LS, IF, IO, 6.278%, 09/15/41	16
184	Series 3962, Class KS, IF, IO, 1.906%, 06/15/38	16
322	Series 3989, Class SJ, IF, IO, 5.778%, 01/15/42	49
431	Series 3997, Class HS, IF, IO, 6.378%, 03/15/38	67
342	Series 4002, Class MI, IO, 4.000%, 01/15/39	52
156	Series 4013, Class SB, IF, IO, 6.278%, 03/15/42	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
102	Series 4033, Class SC, IF, IO, 6.378%, 10/15/36	19
294	Series 4050, Class EI, IO, 4.000%, 02/15/39	46
212	Series 4057, Class BS, IF, IO, 5.878%, 09/15/39	34
177	Series 4057, Class CS, IF, IO, 5.878%, 04/15/39	29
2,752	Series 4057, Class SA, IF, IO, 5.878%, 04/15/39	432
203	Series 4068, Class TS, IF, IO, 5.828%, 06/15/42	43
239	Series 4073, Class AS, IF, IO, 5.878%, 08/15/38	37
461	Series 4083, Class MS, IF, IO, 5.878%, 05/15/39	76
908	Series 4084, Class GS, IF, IO, 5.878%, 04/15/39	131
361	Series 4086, Class TS, IF, IO, 5.928%, 04/15/37	55
336	Series 4093, Class SD, IF, IO, 6.528%, 01/15/38	74
387	Series 4097, Class TS, IF, IO, 5.928%, 05/15/39	72
239	Series 4099, Class BS, IF, IO, 5.878%, 06/15/39	44
87	Series 4102, Class SW, IF, IO, 5.928%, 05/15/39	17
82	Series 4113, Class JS, IF, IO, 5.878%, 07/15/39	14
112	Series 4116, Class MS, IF, IO, 6.028%, 11/15/39	23
667	Series 4122, Class SJ, IF, IO, 5.978%, 12/15/40	128
95	Series 4123, Class SA, IF, IO, 6.028%, 09/15/39	16
246	Series 4123, Class SB, IF, IO, 5.978%, 10/15/42	56
162	Series 4132, Class SE, IF, IO, 6.028%, 12/15/40	31
175	Series 4174, Class SA, IF, IO, 6.028%, 05/15/39	30
196	Series 4267, Class CI, IO, 4.000%, 05/15/39	27
1,331	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.885%, 02/15/38	99
	Federal National Mortgage Association REMIC,
13	Series 2004-17, Class DS, IF, IO, 6.979%, 11/25/32	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
354	Series 2006-3, Class SB, IF, IO, 6.529%, 07/25/35	55
101	Series 2006-125, Class SA, IF, IO, 6.549%, 01/25/37	16
64	Series 2007-37, Class SA, IF, IO, 5.949%, 05/25/37	8
135	Series 2007-91, Class AS, IF, IO, 6.229%, 10/25/37	16
366	Series 2008-17, Class KS, IF, IO, 6.179%, 11/25/37	53
117	Series 2012-14, Class LS, IF, IO, 6.329%, 03/25/42	21
1,112	Series 2012-73, Class LS, IF, IO, 5.879%, 06/25/39	173
691	Series 2012-74, Class AS, IF, IO, 5.879%, 03/25/39	106
101	Series 2012-76, Class DS, IF, IO, 6.379%, 05/25/39	17
171	Series 2012-84, Class QS, IF, IO, 6.479%, 09/25/31	36
356	Series 2012-87, Class NS, IF, IO, 5.879%, 02/25/39	63
286	Series 2012-94, Class KS, IF, IO, 6.479%, 05/25/38	62
250	Series 2012-94, Class SL, IF, IO, 6.529%, 05/25/38	55
197	Series 2012-98, Class SA, IF, IO, 5.879%, 05/25/39	33
135	Series 2012-104, Class QS, IF, IO, 5.929%, 03/25/39	24
111	Series 2012-107, Class QS, IF, IO, 5.929%, 10/25/40	23
86	Series 2012-110, Class MS, IF, IO, 5.829%, 10/25/42	18
263	Series 2012-114, Class DS, IF, IO, 5.929%, 08/25/39	42
243	Series 2012-114, Class HS, IF, IO, 5.979%, 03/25/40	42
943	Series 2012-115, Class DS, IF, IO, 5.929%, 10/25/42	206
281	Series 2012-120, Class ES, IF, IO, 6.029%, 11/25/39	55
307	Series 2012-120, Class SE, IF, IO, 6.029%, 02/25/39	56
225	Series 2012-124, Class DS, IF, IO, 5.979%, 04/25/40	40
351	Series 2012-124, Class LS, IF, IO, 6.029%, 07/25/40	72

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
284	Series 2012-137, Class CS, IF, IO, 6.029%, 08/25/41	57
85	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	10
175	Series 2013-9, Class SG, IF, IO, 6.029%, 03/25/39	37
104	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	11
687	Series 2014-61, Class SA, IO, VAR, 1.761%, 10/25/44	48
	Federal National Mortgage Association STRIPS,
78	Series 366, Class 18, IO, 4.000%, 11/25/20	5
321	Series 390, Class C7, IO, 4.000%, 07/25/23	15
487	Series 390, Class C8, IO, 4.500%, 07/25/23	28
30	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	33
	Government National Mortgage Association,
79	Series 2012-93, Class MS, IF, IO, 6.477%, 07/20/42	18
93	Series 2013-69, Class SM, IF, IO, 6.027%, 05/20/43	15
102	Series 2013-165, Class ST, IF, IO, 5.977%, 11/20/43	19
71	Series 2014-2, Class NS, IF, IO, 5.977%, 01/20/44	12
122	Series 2014-68, Class SK, IF, IO, 6.027%, 05/20/44	21
376	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	16
232	Series 2014-98, Class SM, IF, IO, 6.027%, 07/20/44	40
924	Series 2014-119, Class SA, IF, IO, 5.427%, 08/20/44	150
242	Series 2014-129, Class SK, IF, IO, 6.027%, 09/20/44	41
278	Series 2014-183, Class SG, IF, IO, 6.027%, 12/20/44	47

		3,805

	Non-Agency CMO — 1.9%
1,369	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,376
500	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Banc of America Funding Trust,
146	Series 2014-R7, Class 1A1, VAR, 0.318%, 05/26/36	132
177	Series 2015-R1, Class A1, VAR, 0.358%, 05/26/37	163
	Banc of America Mortgage Trust,
357	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	348
373	Series 2007-3, Class 1A1, 6.000%, 09/25/37	341
652	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	576
47	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.521%, 05/25/37	37
	Citigroup Mortgage Loan Trust,
127	Series 2014-10, Class 4A1, VAR, 0.337%, 02/25/37 (e)	115
96	Series 2014-10, Class 5A1, VAR, 0.318%, 06/25/36 (e)	87
	Credit Suisse First Boston Mortgage Securities Corp.,
84	Series 2003-29, Class 7A1, 6.500%, 12/25/33	87
290	Series 2004-5, Class 4A1, 6.000%, 09/25/34	297
	CSMC Trust,
59	Series 2011-12R, Class 3A1, VAR, 2.110%, 07/27/36 (e)	58
65	Series 2014-10R, Class 4A1, VAR, 0.341%, 12/27/36 (e)	62
57	Series 2014-11R, Class 8A1, VAR, 0.510%, 04/27/37 (e)	55
227	Series 2014-11R, Class 9A1, VAR, 0.310%, 10/27/36 (e)	213
17	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.671%, 02/25/35	16
96	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.338%, 04/26/37	89
308	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	297
	HarborView Mortgage Loan Trust,
16	Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	14
104	Series 2006-9, Class 2A1A, VAR, 0.384%, 11/19/36	76
436	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	437

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
20	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.321%, 12/25/36	19
	LSTAR Securities Investment Trust,
217	Series 2015-1, Class A, VAR, 2.171%, 01/01/20	217
232	Series 2015-2, Class A, VAR, 2.171%, 01/01/20 (e)	229
252	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	221
3	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	3
1,393	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,166
162	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.472%, 12/10/35 (e)	136
	Residential Asset Securitization Trust,
360	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	344
122	Series 2006-R1, Class A2, VAR, 0.571%, 01/25/46	64
335	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	302
174	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	165
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	259
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	187
40	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.621%, 09/25/35	31
	Wells Fargo Mortgage-Backed Securities Trust,
94	Series 2005-16, Class A8, 5.750%, 01/25/36	98
555	Series 2007-8, Class 2A8, 6.000%, 07/25/37	545

		9,379

	Total Collateralized Mortgage Obligations (Cost $12,623)	13,184

Commercial Mortgage-Backed Securities — 1.6%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.656%, 09/15/26 (e)	101
200	Series 2014-FL1, Class D, VAR, 4.172%, 12/15/31 (e)	197

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

330	Series 2014-FL1, Class E, VAR, 5.672%, 12/15/31 (e)	306
460	Series 2014-INLD, Class E, VAR, 3.512%, 12/15/29 (e)	449
150	Series 2015-ASHF, Class D, VAR, 3.174%, 01/15/28 (e)	150
160	Series 2015-ASHF, Class E, VAR, 4.174%, 01/15/28 (e)	160
	Bear Stearns Commercial Mortgage Securities Trust,
1,930	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42	1,944
1,313	Series 2005-T20, Class A4A, VAR, 5.140%, 10/12/42	1,328
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.656%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.656%, 11/15/31 (e)	142
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 3.822%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.672%, 08/15/31 (e)	93
1,168	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,191
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.685%, 05/12/39	1,491

	Total Commercial Mortgage-Backed Securities (Cost $7,469)	7,773

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
39	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (Cost $43) (e)	43

Corporate Bonds — 50.9%
	Consumer Discretionary — 7.9%
	Auto Components — 0.2%
500	Dana Holding Corp., 6.000%, 09/15/23	531
500	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	604
35	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	36

		1,171

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Automobiles — 0.5%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	753
500	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	558
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	748
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	501

		2,560

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	361
20	ServiceMaster Co. LLC (The), 8.000%, 02/15/20	21

		382

	Hotels, Restaurants & Leisure — 1.0%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	520
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	279
335	11.250%, 06/01/17 (d)	243
500	Cleopatra Finance Ltd., (United Kingdom), 6.250%, 02/15/22 (e)	501
405	Darden Restaurants, Inc., 7.050%, 10/15/37	485
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	264
500	McDonald’s Corp., 3.250%, 06/10/24	520
	MGM Resorts International,
450	6.000%, 03/15/23	468
50	6.625%, 07/15/15	51
260	6.750%, 10/01/20	284
115	7.625%, 01/15/17	124
250	7.750%, 03/15/22	286
240	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	258
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	503

		4,786

	Household Durables — 0.3%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	507
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,006

		1,513

	Internet & Catalog Retail — 0.4%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	15
	Amazon.com, Inc.,
500	2.500%, 11/29/22	488

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet & Catalog Retail — continued
400	4.950%, 12/05/44	430
500	Expedia, Inc., 4.500%, 08/15/24	504
500	QVC, Inc., 4.450%, 02/15/25	505

		1,942

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	507
500	Mattel, Inc., 3.150%, 03/15/23	495

		1,002

	Media — 3.8%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	696
400	Altice S.A., (Luxembourg), 7.625%, 02/15/25 (e)	413
500	AMC Entertainment, Inc., 9.750%, 12/01/20	550
50	AMC Networks, Inc., 7.750%, 07/15/21	55
	CBS Corp.,
500	3.700%, 08/15/24	513
350	4.600%, 01/15/45	354
	CCOH Safari LLC,
500	5.500%, 12/01/22	517
47	5.750%, 12/01/24	49
250	Cinemark USA, Inc., 7.375%, 06/15/21	268
	Clear Channel Worldwide Holdings, Inc.,
1,200	Series B, 6.500%, 11/15/22	1,266
750	Series B, 7.625%, 03/15/20	793
	Comcast Corp.,
500	3.375%, 02/15/25	523
250	4.500%, 01/15/43	276
975	6.500%, 01/15/17	1,074
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	515
20	CSC Holdings LLC, 7.875%, 02/15/18	23
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
500	3.950%, 01/15/25	514
300	6.000%, 08/15/40	338
500	Discovery Communications LLC, 3.450%, 03/15/25	499
	DISH DBS Corp.,
675	5.000%, 03/15/23	650
970	5.875%, 11/15/24	965
60	6.750%, 06/01/21	64
60	7.875%, 09/01/19	68

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
64	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	70
20	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	21
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,182
	Nexstar Broadcasting, Inc.,
150	6.125%, 02/15/22 (e)	153
400	6.875%, 11/15/20	424
675	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	687
40	Regal Entertainment Group, 5.750%, 06/15/23	41
250	Scripps Networks Interactive, Inc., 2.750%, 11/15/19	254
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	255
400	6.375%, 11/01/21	424
	Sirius XM Radio, Inc.,
500	4.625%, 05/15/23 (e)	490
400	5.875%, 10/01/20 (e)	422
485	6.000%, 07/15/24 (e)	515
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	515
330	Time Warner, Inc., 5.350%, 12/15/43	386
80	Univision Communications, Inc., 5.125%, 02/15/25 (e)	81
1,250	Viacom, Inc., 4.250%, 09/01/23	1,304
300	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	316

		18,523

	Multiline Retail — 0.2%
250	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	263
105	Sears Holdings Corp., 6.625%, 10/15/18	98
500	Target Corp., 2.300%, 06/26/19	512

		873

	Specialty Retail — 1.0%
60	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	63
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	516
500	Home Depot, Inc. (The), 2.000%, 06/15/19	508
300	L Brands, Inc., 6.625%, 04/01/21	344
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	515
450	Party City Holdings, Inc., 8.875%, 08/01/20	492
250	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	262

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
1,200	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	1,278
500	Tiffany & Co., 3.800%, 10/01/24 (e)	507
500	TJX Cos., Inc. (The), 2.750%, 06/15/21	509

		4,994

	Textiles, Apparel & Luxury Goods — 0.2%
500	Coach, Inc., 4.250%, 04/01/25	501
415	Hanesbrands, Inc., 6.375%, 12/15/20	442

		943

	Total Consumer Discretionary	38,689

	Consumer Staples — 3.3%
	Beverages — 0.5%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	492
700	6.875%, 11/15/19	845
100	Constellation Brands, Inc., 7.250%, 09/01/16	108
30	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	30
	PepsiCo, Inc.,
250	Series FXD, 2.250%, 01/07/19	256
500	3.600%, 03/01/24	534

		2,265

	Food & Staples Retailing — 0.9%
	CVS Pass-Through Trust,
645	6.036%, 12/10/28	759
977	7.507%, 01/10/32 (e)	1,264
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	440
750	Kroger Co. (The), 2.950%, 11/01/21	760
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	520
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	913

		4,656

	Food Products — 0.9%
792	Big Heart Pet Brands, 7.625%, 02/15/19	808
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	301
91	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	100
750	General Mills, Inc., 2.200%, 10/21/19	753
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	548
500	H.J. Heinz Co., 4.250%, 10/15/20	507
	Post Holdings, Inc.,
315	6.750%, 12/01/21 (e)	322

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Food Products — continued
1,030	7.375%, 02/15/22	1,074
250	Tyson Foods, Inc., 3.950%, 08/15/24	266

		4,679

	Household Products — 0.6%
356	Central Garden & Pet Co., 8.250%, 03/01/18	364
750	Kimberly-Clark Corp., 1.850%, 03/01/20	749
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	523
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	535
	Spectrum Brands, Inc.,
100	6.375%, 11/15/20	108
425	6.750%, 03/15/20	447

		2,726

	Tobacco — 0.4%
	Altria Group, Inc.,
500	2.625%, 01/14/20	508
178	9.700%, 11/10/18	229
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	422
725	5.650%, 05/16/18	820

		1,979

	Total Consumer Staples	16,305

	Energy — 4.8%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	261
48	SESI LLC, 7.125%, 12/15/21	48
95	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	98

		407

	Oil, Gas & Consumable Fuels — 4.7%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	507
70	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	53
71	Baytex Energy Corp., (Canada), 5.125%, 06/01/21 (e)	68
	Berry Petroleum Co. LLC,
85	6.375%, 09/15/22	68
42	6.750%, 11/01/20	35
	Bonanza Creek Energy, Inc.,
76	5.750%, 02/01/23	71
119	6.750%, 04/15/21	116
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,004

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
750	2.521%, 01/15/20	761
300	2.750%, 05/10/23	295
500	3.814%, 02/10/24	524
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
346	7.875%, 04/15/22	273
63	8.625%, 10/15/20	52
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	495
89	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	91
	Chaparral Energy, Inc.,
152	7.625%, 11/15/22	112
22	8.250%, 09/01/21	17
16	9.875%, 10/01/20	13
500	Chevron Corp., 2.411%, 03/03/22	499
39	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	40
	Comstock Resources, Inc.,
79	7.750%, 04/01/19	49
58	9.500%, 06/15/20	36
27	Concho Resources, Inc., 5.500%, 04/01/23	28
475	ConocoPhillips, 6.500%, 02/01/39	647
500	ConocoPhillips Co., 2.875%, 11/15/21	508
	CrownRock LP/CrownRock Finance, Inc.,
37	7.125%, 04/15/21 (e)	37
93	7.750%, 02/15/23 (e)	96
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	942
300	Denbury Resources, Inc., 4.625%, 07/15/23	269
500	Devon Energy Corp., 3.250%, 05/15/22	513
58	Diamondback Energy, Inc., 7.625%, 10/01/21	61
136	Endeavor Energy Resources LP/EER Finance, Inc., 7.000%, 08/15/21 (e)	132
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	546
	EP Energy LLC/Everest Acquisition Finance, Inc.,
25	6.875%, 05/01/19	26
57	7.750%, 09/01/22	59
1,080	9.375%, 05/01/20	1,153
	EXCO Resources, Inc.,
87	7.500%, 09/15/18	66
47	8.500%, 04/15/22	34
	Halcon Resources Corp.,
158	8.875%, 05/15/21	120
6	9.750%, 07/15/20	5
23	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
122	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	116
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	351
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	16
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
10	3.050%, 12/01/19	10
500	4.300%, 06/01/25	522
300	5.050%, 02/15/46	303
52	7.000%, 06/15/17	58
	Laredo Petroleum, Inc.,
28	5.625%, 01/15/22	27
126	7.375%, 05/01/22	130
79	9.500%, 02/15/19	82
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
90	6.625%, 12/01/21	72
92	8.000%, 12/01/20	80
	Linn Energy LLC/Linn Energy Finance Corp.,
32	6.250%, 11/01/19	27
13	6.500%, 05/15/19	12
500	7.750%, 02/01/21	436
14	8.625%, 04/15/20	13
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	1,020
32	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	33
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	30
	MEG Energy Corp., (Canada),
370	6.375%, 01/30/23 (e)	351
31	6.500%, 03/15/21 (e)	30
624	7.000%, 03/31/24 (e)	608
	Memorial Production Partners LP/Memorial Production Finance Corp.,
50	6.875%, 08/01/22 (e)	46
105	7.625%, 05/01/21	101
	Newfield Exploration Co.,
79	5.625%, 07/01/24	82
56	6.875%, 02/01/20	58
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	5
53	Northern Oil and Gas, Inc., 8.000%, 06/01/20	49

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Oasis Petroleum, Inc.,
62	6.500%, 11/01/21	59
6	6.875%, 01/15/23	6
83	7.250%, 02/01/19	83
95	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	97
250	Peabody Energy Corp., 6.250%, 11/15/21	208
	Penn Virginia Corp.,
8	7.250%, 04/15/19	8
29	8.500%, 05/01/20	28
137	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e)	96
250	Phillips 66, 4.650%, 11/15/34	269
500	Phillips 66 Partners LP, 3.605%, 02/15/25	504
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,617
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	501
	Rex Energy Corp.,
14	6.250%, 08/01/22 (e)	10
76	8.875%, 12/01/20	64
68	Rice Energy, Inc., 6.250%, 05/01/22	66
39	Rosetta Resources, Inc., 5.875%, 06/01/22	37
22	RSP Permian, Inc., 6.625%, 10/01/22 (e)	22
234	Samson Investment Co., 9.750%, 02/15/20	80
68	Sanchez Energy Corp., 6.125%, 01/15/23 (e)	62
250	SandRidge Energy, Inc., 7.500%, 03/15/21	184
139	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	144
	SM Energy Co.,
40	5.000%, 01/15/24	39
30	6.500%, 11/15/21	31
29	6.500%, 01/01/23	30
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	523
350	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	371
500	Total Capital International S.A., (France), 3.750%, 04/10/24	535
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	422
	Ultra Petroleum Corp., (Canada),
154	5.750%, 12/15/18 (e)	150
36	6.125%, 10/01/24 (e)	34
500	Western Gas Partners LP, 2.600%, 08/15/18	505

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	476
20	7.875%, 09/01/21	23
500	Williams Partners LP, 4.000%, 09/15/25	502

		22,914

	Total Energy	23,321

	Financials — 14.3%
	Banks — 4.4%
	Bank of America Corp.,
500	3.300%, 01/11/23	508
1,000	4.000%, 04/01/24	1,056
750	4.000%, 01/22/25	758
750	4.200%, 08/26/24	777
690	6.500%, 08/01/16	740
740	Series L, 5.650%, 05/01/18	822
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,499
500	2.350%, 09/08/19 (e)	502
1,500	Barclays plc, (United Kingdom), 2.750%, 11/08/19	1,522
700	Capital One Bank USA N.A., 8.800%, 07/15/19	870
	CIT Group, Inc.,
25	5.000%, 05/15/17	26
250	5.250%, 03/15/18	264
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	1,998
500	2.400%, 02/18/20	498
1,500	3.750%, 06/16/24	1,559
935	5.375%, 08/09/20	1,066
12	6.000%, 08/15/17	13
320	6.625%, 06/15/32	403
43	8.500%, 05/22/19	53
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	422
1,000	Macquarie Bank Ltd., (Australia), 2.400%, 01/21/20 (e)	999
1,000	Mizuho Bank Ltd., (Japan), 2.450%, 04/16/19 (e)	1,008
500	MUFG Americas Holdings Corp., 2.250%, 02/10/20	499
750	Royal Bank of Canada, (Canada), 2.150%, 03/06/20	749
	Wells Fargo & Co.,
500	3.000%, 02/19/25	499

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,500	Series N, 2.150%, 01/30/20	1,498
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	828

		21,436

	Capital Markets — 3.7%
	Bank of New York Mellon Corp. (The),
500	Series G, 2.200%, 05/15/19	506
500	Series G, 3.000%, 02/24/25	505
850	BlackRock, Inc., 3.500%, 03/18/24	890
	Credit Suisse, (Switzerland),
1,000	3.625%, 09/09/24	1,040
750	4.375%, 08/05/20	825
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	421
3,300	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	3,304
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	81
1,500	3.850%, 07/08/24	1,567
890	5.950%, 01/18/18	992
1,530	6.150%, 04/01/18	1,720
400	Lazard Group LLC, 3.750%, 02/13/25	396
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	198
850	0.000%, 05/25/49 (d)	124
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	997
500	2.600%, 06/24/19 (e)	507
	Morgan Stanley,
500	2.375%, 07/23/19	503
885	3.450%, 11/02/15	901
1,000	3.700%, 10/23/24	1,032
395	5.500%, 01/26/20	449
560	6.625%, 04/01/18	637
550	UBS AG, (Switzerland), 5.750%, 04/25/18	616

		18,211

	Consumer Finance — 3.1%
	Ally Financial, Inc.,
90	3.250%, 09/29/17	90
40	3.250%, 02/13/18	40
50	3.750%, 11/18/19	50
16	4.125%, 02/13/22	16
40	4.750%, 09/10/18	42
15	5.500%, 02/15/17	16
377	6.250%, 12/01/17	407

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Consumer Finance — continued
1,000	American Express Credit Corp., 2.250%, 08/15/19	1,009
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	830
750	Capital One Financial Corp., 3.200%, 02/05/25	739
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	500
500	2.850%, 06/01/22	509
1,000	Discover Financial Services, 3.950%, 11/06/24	1,019
	Ford Motor Credit Co. LLC,
1,000	2.597%, 11/04/19	1,014
750	3.219%, 01/09/22	769
500	4.375%, 08/06/23	546
1,250	General Motors Financial Co., Inc., 3.150%, 01/15/20	1,263
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	751
719	HSBC Finance Corp., 6.676%, 01/15/21	860
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,499
500	2.375%, 11/13/19	503
500	John Deere Capital Corp., 3.350%, 06/12/24	526
70	Navient Corp., 5.875%, 10/25/24	68
100	Springleaf Finance Corp., 6.500%, 09/15/17	106
	Synchrony Financial,
1,000	2.700%, 02/03/20	1,000
500	4.250%, 08/15/24	524
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	514

		15,210

	Diversified Financial Services — 1.2%
627	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	649
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	437
35	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	35
	General Electric Capital Corp.,
1,500	2.200%, 01/09/20	1,510
645	5.875%, 01/14/38	838
500	Moody’s Corp., 2.750%, 07/15/19	508
1,000	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	1,005
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	641

		5,623

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 1.3%
400	Aflac, Inc., 3.625%, 06/15/23	422
	American International Group, Inc.,
500	3.875%, 01/15/35	504
500	4.125%, 02/15/24	545
250	4.500%, 07/16/44	267
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	273
	Lincoln National Corp.,
250	4.000%, 09/01/23	266
300	7.000%, 06/15/40	420
	MetLife, Inc.,
500	3.600%, 04/10/24	529
875	6.750%, 06/01/16	938
	Prudential Financial, Inc.,
500	3.500%, 05/15/24	518
305	6.200%, 11/15/40	390
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,056

		6,128

	Real Estate Investment Trusts (REITs) — 0.5%
500	American Tower Corp., 3.450%, 09/15/21	501
525	Corrections Corp. of America, 4.625%, 05/01/23	525
	Geo Group, Inc. (The),
400	5.125%, 04/01/23	408
215	5.875%, 01/15/22	227
165	6.625%, 02/15/21	174
625	Health Care REIT, Inc., 4.700%, 09/15/17	672
27	iStar Financial, Inc., 3.875%, 07/01/16	27

		2,534

	Real Estate Management & Development — 0.1%
725	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	725

	Total Financials	69,867

	Health Care — 4.1%
	Biotechnology — 0.2%
400	Celgene Corp., 2.250%, 05/15/19	402
500	Gilead Sciences, Inc., 3.500%, 02/01/25	524

		926

	Health Care Equipment & Supplies — 0.7%
	Biomet, Inc.,
250	6.500%, 08/01/20	267
20	6.500%, 10/01/20	21
250	Boston Scientific Corp., 4.125%, 10/01/23	262

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	51
150	8.750%, 03/15/18	156
250	9.875%, 04/15/18	259
700	Hologic, Inc., 6.250%, 08/01/20	733
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	383
	Medtronic, Inc.,
500	2.500%, 03/15/20 (e)	509
750	2.750%, 04/01/23	749

		3,390

	Health Care Providers & Services — 1.8%
500	Aetna, Inc., 3.500%, 11/15/24	522
300	AmerisourceBergen Corp., 4.250%, 03/01/45	311
750	Express Scripts Holding Co., 2.250%, 06/15/19	750
955	HCA Holdings, Inc., 6.250%, 02/15/21	1,043
1,300	HCA, Inc., 7.500%, 02/15/22	1,534
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20 (e)	543
300	8.750%, 01/15/23 (e)	327
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	503
1,000	Quest Diagnostics, Inc., 2.700%, 04/01/19	1,015
	Tenet Healthcare Corp.,
825	6.750%, 02/01/20	885
50	8.000%, 08/01/20	53
1,350	8.125%, 04/01/22	1,529

		9,015

	Health Care Technology — 0.1%
325	IMS Health, Inc., 6.000%, 11/01/20 (e)	340

	Pharmaceuticals — 1.3%
250	Bristol-Myers Squibb Co., 5.875%, 11/15/36	321
300	Eli Lilly & Co., 3.700%, 03/01/45	299
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	753
	Merck & Co., Inc.,
500	2.750%, 02/10/25	498
400	4.150%, 05/18/43	426
400	Mylan, Inc., 7.875%, 07/15/20 (e)	423
	Pfizer, Inc.,
826	3.000%, 06/15/23	843
800	4.300%, 06/15/43	862

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
	Valeant Pharmaceuticals International, Inc., (Canada),
1,125	7.250%, 07/15/22 (e)	1,195
925	7.500%, 07/15/21 (e)	1,004

		6,624

	Total Health Care	20,295

	Industrials — 3.0%
	Aerospace & Defense — 0.7%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,002
250	3.500%, 03/01/45	248
500	L-3 Communications Corp., 3.950%, 05/28/24	510
300	Lockheed Martin Corp., 3.800%, 03/01/45	299
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,025
250	3.850%, 04/15/45	244

		3,328

	Air Freight & Logistics — 0.1%
500	FedEx Corp., 4.100%, 02/01/45	505

	Airlines — 0.1%
40	Allegiant Travel Co., 5.500%, 07/15/19	42
500	Southwest Airlines Co., 2.750%, 11/06/19	506

		548

	Commercial Services & Supplies — 0.2%
350	ADT Corp. (The), 3.500%, 07/15/22	321
30	Mobile Mini, Inc., 7.875%, 12/01/20	32
500	Waste Management, Inc., 3.125%, 03/01/25	502

		855

	Electrical Equipment — 0.0% (g)
104	General Cable Corp., 5.750%, 10/01/22	91

	Industrial Conglomerates — 0.2%
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,055

	Machinery — 0.4%
500	Caterpillar, Inc., 3.400%, 05/15/24	526
400	Oshkosh Corp., 8.500%, 03/01/20	417
1,200	Terex Corp., 6.000%, 05/15/21	1,231

		2,174

	Road & Rail — 0.8%
250	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	262

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Road & Rail — continued
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	632
750	CSX Corp., 3.400%, 08/01/24	779
	Hertz Corp. (The),
300	5.875%, 10/15/20	310
400	6.250%, 10/15/22	416
300	7.375%, 01/15/21	315
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	497
500	Ryder System, Inc., 2.650%, 03/02/20	503
250	Union Pacific Corp., 3.375%, 02/01/35	248

		3,962

	Trading Companies & Distributors — 0.5%
550	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	641
	HD Supply, Inc.,
17	11.000%, 04/15/20	20
63	11.500%, 07/15/20	72
750	International Lease Finance Corp., 8.750%, 03/15/17	837
	United Rentals North America, Inc.,
585	7.625%, 04/15/22	650
165	8.250%, 02/01/21	179

		2,399

	Total Industrials	14,917

	Information Technology — 3.8%
	Communications Equipment — 0.1%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	323
300	Cisco Systems, Inc., 5.500%, 01/15/40	376

		699

	Electronic Equipment, Instruments & Components — 0.3%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	497
158	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	166
750	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	810

		1,473

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	993
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	515
400	Google, Inc., 3.375%, 02/25/24	427

		1,935

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — 1.1%
	First Data Corp.,
300	7.375%, 06/15/19 (e)	315
1,200	8.250%, 01/15/21 (e)	1,287
36	11.250%, 01/15/21	41
36	11.750%, 08/15/21	42
662	12.625%, 01/15/21	791
458	8.750% (cash), 01/15/22 (e) (v)	495
1,500	International Business Machines Corp., 1.125%, 02/06/18	1,494
	Xerox Corp.,
400	2.800%, 05/15/20	400
350	4.800%, 03/01/35	348

		5,213

	Semiconductors & Semiconductor Equipment — 0.4%
825	Amkor Technology, Inc., 6.375%, 10/01/22	860
32	Freescale Semiconductor, Inc., 10.750%, 08/01/20	35
	Micron Technology, Inc.,
600	5.250%, 08/01/23 (e)	614
250	5.875%, 02/15/22	264
300	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	318

		2,091

	Software — 1.2%
750	Adobe Systems, Inc., 3.250%, 02/01/25	755
1,100	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,169
250	CA, Inc., 4.500%, 08/15/23	265
600	Epicor Software Corp., 8.625%, 05/01/19	630
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, (PIK), 05/01/21 (e) (v)	503
335	Infor U.S., Inc., 9.375%, 04/01/19	360
53	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	53
350	Microsoft Corp., 4.000%, 02/12/55	349
	Oracle Corp.,
500	Series NOTE, 2.800%, 07/08/21	515
500	4.300%, 07/08/34	528
460	6.125%, 07/08/39	614

		5,741

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
750	2.500%, 02/09/25	736

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
350	3.850%, 05/04/43	354
260	VAR, 0.555%, 05/06/19	261

		1,351

	Total Information Technology	18,503

	Materials — 2.9%
	Chemicals — 1.5%
25	Celanese US Holdings LLC, 4.625%, 11/15/22	25
250	Cytec Industries, Inc., 3.950%, 05/01/25	255
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	509
500	4.125%, 11/15/21	541
250	4.375%, 11/15/42	249
1,125	Hexion U.S. Finance Corp., 6.625%, 04/15/20	1,074
	Huntsman International LLC,
700	4.875%, 11/15/20	720
9	5.125%, 11/15/22 (e)	9
20	8.625%, 03/15/21	22
	Ineos Finance plc, (United Kingdom),
200	7.500%, 05/01/20 (e)	213
950	8.375%, 02/15/19 (e)	1,013
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	247
500	6.000%, 11/15/21	593
	Monsanto Co.,
500	3.375%, 07/15/24	521
400	4.200%, 07/15/34	431
307	Reichhold Holdings International B.V., 12.000%, 02/27/15 (i)	307
481	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e) (i)	193
270	Reichhold, Inc., 12.000%, 03/16/15 (i)	270

		7,192

	Containers & Packaging — 0.7%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	1,019
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.241%, 12/15/19 (e)	393
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,450	9.000%, 04/15/19	1,519
175	9.875%, 08/15/19	187
245	Sealed Air Corp., 8.375%, 09/15/21 (e)	277

		3,395

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.5%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	943
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	661
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	905
52	Walter Energy, Inc., 9.500%, 10/15/19 (e)	35

		2,544

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	512
385	International Paper Co., 7.300%, 11/15/39	517

		1,029

	Total Materials	14,160

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.7%
600	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	625
	AT&T, Inc.,
600	3.900%, 03/11/24	626
850	5.350%, 09/01/40	906
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	853
	CCO Holdings LLC/CCO Holdings Capital Corp.,
300	5.250%, 03/15/21	309
660	6.500%, 04/30/21	695
950	6.625%, 01/31/22	1,019
40	7.250%, 10/30/17	41
	CenturyLink, Inc.,
600	Series T, 5.800%, 03/15/22	637
100	Series W, 6.750%, 12/01/23	113
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	653
21	Frontier Communications Corp., 8.250%, 04/15/17	23
	GCI, Inc.,
100	6.750%, 06/01/21	101
360	8.625%, 11/15/19	377
	Intelsat Jackson Holdings S.A., (Luxembourg),
750	5.500%, 08/01/23	710
350	6.625%, 12/15/22	342
300	7.250%, 10/15/20	312
400	7.500%, 04/01/21	419
	Level 3 Financing, Inc.,
500	5.625%, 02/01/23 (e)	515
540	8.125%, 07/01/19	572

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Sprint Capital Corp.,
250	6.875%, 11/15/28	235
480	8.750%, 03/15/32	507
600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	628
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	506
1,000	4.150%, 03/15/24	1,075
500	4.400%, 11/01/34	510
500	5.150%, 09/15/23	573
700	6.250%, 04/01/37	878
710	6.350%, 04/01/19	826
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	521
	Windstream Corp.,
300	7.500%, 04/01/23	295
1,125	7.750%, 10/01/21	1,136
	Zayo Group LLC/Zayo Capital, Inc.,
500	6.000%, 04/01/23 (e)	510
29	10.125%, 07/01/20	33

		18,081

	Wireless Telecommunication Services — 1.0%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	760
93	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	108
	Sprint Corp.,
150	7.625%, 02/15/25	151
2,450	7.875%, 09/15/23	2,530
	T-Mobile USA, Inc.,
34	6.375%, 03/01/25	35
625	6.633%, 04/28/21	665
550	6.731%, 04/28/22	586

		4,835

	Total Telecommunication Services	22,916

	Utilities — 2.1%
	Electric Utilities — 0.9%
300	Commonwealth Edison Co., 3.700%, 03/01/45	305
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	573
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	620
1,010	Nevada Power Co., 7.125%, 03/15/19	1,206
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	541
165	Progress Energy, Inc., 6.000%, 12/01/39	217
730	Xcel Energy, Inc., 4.700%, 05/15/20	812

		4,274

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — 0.2%
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	511
500	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25 (e)	503

		1,014

	Independent Power & Renewable Electricity Producers — 0.1%
149	AES Corp., 8.000%, 06/01/20	171
	NRG Energy, Inc.,
55	7.625%, 01/15/18	61
200	8.250%, 09/01/20	213

		445

	Multi-Utilities — 0.8%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	529
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	281
350	4.625%, 12/01/54	394
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	280
630	5.200%, 08/15/19	709
250	Series C, 4.900%, 08/01/41	284
300	DTE Energy Co., Series C, 3.500%, 06/01/24	311
630	NiSource Finance Corp., 6.800%, 01/15/19	742
560	TECO Finance, Inc., 5.150%, 03/15/20	626

		4,156

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	504

	Total Utilities	10,393

	Total Corporate Bonds (Cost $241,803)	249,366

Insurance-Linked Securities — 1.8%
	Preferred Shares — 0.1%
1 Unit	AlphaCat 2015 Ltd., Class A (i)	654

	Catastrophe Bonds — 1.7%
EUR 600	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	692
250	East Lane Re Ltd., (Cayman Islands), VAR, 6.655%, 03/13/15 (e)	250
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e)	251
	Everglades Re Ltd., (Bermuda),
750	VAR, 7.505%, 04/28/17 (e)	771
400	VAR, 9.455%, 03/28/16 (e)	414

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Insurance-Linked Securities — continued
	Catastrophe Bonds — continued
	Kilimanjaro Re Ltd., (Bermuda),
250	VAR, 4.505%, 04/30/18 (e)	252
250	VAR, 4.755%, 04/30/18 (e)	254
250	Longpoint Re Ltd., (Cayman Islands), VAR, 6.005%, 06/12/15 (e)	253
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 3.965%, 05/18/16 (e)	252
250	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e)	255
	Mystic Re Ltd., (Cayman Islands),
250	VAR, 9.005%, 03/12/15 (e)	250
300	VAR, 12.005%, 03/12/15 (e)	301
600	Mythen Re Ltd., (Cayman Islands), Series 2013-1, Class B, VAR, 8.005%, 07/09/15 (e)	612
250	Nakama Re Ltd., (Bermuda), VAR, 2.505%, 04/13/18 (e)	252
250	Pelican Re Ltd., (Cayman Islands), VAR, 13.755%, 04/13/15 (e)	253
	Residential Reinsurance 2011 Ltd., (Cayman Islands),
500	VAR, 8.905%, 12/06/15 (e)	510
750	Series CL5, VAR, 8.755%, 06/06/15 (e)	761
	Residential Reinsurance Ltd., (Cayman Islands),
250	VAR, 4.510%, 12/06/16 (e)	256
500	VAR, 8.005%, 06/06/16 (e)	530
	Sanders Re Ltd., (Bermuda),
250	VAR, 3.005%, 05/25/18 (e)	247
500	VAR, 3.505%, 05/05/17 (e)	498

		8,114

	Total Insurance-Linked Securities (Cost $8,824)	8,768

SHARES
Investment Company — 0.0% (g)
1	Blackstone/GSO Strategic Credit Fund (Cost $16)	16

PRINCIPAL AMOUNT
Mortgage Pass-Through Securities — 24.3%
20	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	22
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9,000	TBA, 3.000%, 03/15/44	9,166
10,600	TBA, 3.500%, 03/15/44	11,092
7,500	TBA, 4.000%, 03/15/44	8,019

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,000	TBA, 4.500%, 03/15/44	2,169
1,329	6.000%, 02/01/36 - 08/01/38	1,509
11	7.000%, 12/01/25 - 02/01/26	12
35	7.500%, 10/01/26 - 02/01/27	39
20	8.000%, 04/01/26 - 07/01/26	21
	Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 03/25/30	3,277
3,500	TBA, 3.000%, 03/25/30	3,665
5,260	TBA, 4.000%, 03/25/30	5,562
4,035	TBA, 5.000%, 03/25/30	4,246
	Federal National Mortgage Association, 30 Year, Single Family,
4,940	TBA, 3.000%, 03/25/45	5,032
7,500	TBA, 3.500%, 03/25/45	7,860
17,650	TBA, 4.000%, 03/25/45	18,871
5,700	TBA, 4.500%, 03/25/45	6,195
2,000	TBA, 5.500%, 03/25/45	2,247
538	6.000%, 05/01/37	612
179	6.500%, 04/01/29 - 03/01/35	214
68	7.000%, 02/01/35 - 03/01/35	79
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
1,350	TBA, 3.000%, 03/15/45	1,387
6,000	TBA, 3.500%, 03/15/45	6,302
4,000	TBA, 4.000%, 03/15/45	4,292
8,500	TBA, 4.500%, 03/15/45	9,306
4,300	TBA, 5.000%, 03/15/45	4,788
2,400	TBA, 6.000%, 03/15/45	2,731
202	7.000%, 09/15/31	243

	Total Mortgage Pass-Through Securities (Cost $118,828)	118,964

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 12/31/49 (d) (i) (Cost $2,016)	—	(h)

Supranational — 0.8%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16	2,877
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20	756

	Total Supranational (Cost $3,517)	3,633

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options and Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

U.S. Government Agency Securities — 3.8%
	Federal Home Loan Banks,
5,000	1.625%, 12/09/16 (m)	5,090
1,500	2.875%, 09/13/24	1,559
5,000	0.875%, 05/21/18 (m)	4,949
2,600	1.750%, 09/12/19	2,622
	Federal National Mortgage Association,
2,000	2.625%, 09/06/24	2,057
2,140	4.875%, 12/15/16 (m)	2,306

	Total U.S. Government Agency Securities (Cost $18,282)	18,583

U.S. Treasury Obligations — 6.2%
	U.S. Treasury Bonds,
715	2.500%, 02/15/45	700
5,034	3.000%, 11/15/44	5,456
4,750	3.375%, 05/15/44	5,503
2,150	3.625%, 08/15/43 (m)	2,600
2,300	3.625%, 02/15/44	2,783
7,625	3.875%, 08/15/40 (m)	9,524
3,960	U.S. Treasury Note, 2.000%, 02/15/25 (m)	3,959

	Total U.S. Treasury Obligations (Cost $28,272)	30,525

Loan Assignments — 0.1%
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
73	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	73

	Industrials — 0.1%
	Machinery — 0.1%
270	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	259

	Total Loan Assignments (Cost $326)	332

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
127	Eurodollar, Expiring 12/14/15, at $98.75, American Style	13
13	Eurodollar, Expiring 12/19/16, at $98.00, American Style	9

	Total Put Options Purchased (Cost $58)	22

PRINCIPAL AMOUNT
Short-Term Investments— 31.6%
	U.S. Treasury Obligations— 0.3%
	U.S. Treasury Bills,
1,220	0.035%, 03/12/15 (k) (n)	1,220
360	0.079%, 06/04/15 (k) (n)	359

	Total U.S. Treasury Obligations	1,579

SHARES
	Investment Company — 31.3%
153,347	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m)	153,347

	Total Short-Term Investments (Cost $154,926)	154,926

	Total Investments — 125.7% (Cost $605,251)	615,629
	Liabilities in Excess of Other Assets — (25.7)%	(125,970)

	NET ASSETS — 100.0%	$489,659

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(17)	90 Day Eurodollar	03/16/15	(4,239)	(10)
(18)	90 Day Eurodollar	06/15/15	(4,483)	(5)
(3)	10 Year U.S. Treasury Note	06/19/15	(383)	(2)
(2)	U.S. Ultra Bond	06/19/15	(337)	(8)
(154)	2 Year U.S. Treasury Note	06/30/15	(33,661)	(51)
(23)	5 Year U.S. Treasury Note	06/30/15	(2,743)	(7)
(25)	90 Day Eurodollar	09/14/15	(6,215)	(13)
(24)	90 Day Eurodollar	12/14/15	(5,954)	4

				(92)

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
55	AUD	Royal Bank of Canada	04/28/15	47	43	(4)
55	AUD	Union Bank of Switzerland AG	04/28/15	47	43	(4)
60	AUD	Westpac Banking Corp.	04/28/15	51	47	(4)
210	AUD	Goldman Sachs International	09/21/15	159	162	3
210	AUD	Westpac Banking Corp.	09/21/15	160	162	2
178	CHF	Goldman Sachs International	03/10/15	188	187	(1)
212	CHF	Union Bank of Switzerland AG	03/10/15	224	222	(2)
196	EUR	Goldman Sachs International	03/18/15	249	219	(30)
234	EUR	Merrill Lynch International	03/18/15	298	262	(36)
378	EUR	Morgan Stanley	03/18/15	460	423	(37)
140	EUR	Union Bank of Switzerland AG	03/18/15	180	157	(23)
190	EUR	Deutsche Bank AG	03/19/15	243	213	(30)
301	EUR	Goldman Sachs International	05/18/15	353	337	(16)
654	EUR	State Street Corp.	05/18/15	748	732	(16)
483	EUR	Union Bank of Switzerland AG	05/18/15	559	541	(18)
60	GBP	Goldman Sachs International	03/19/15	97	93	(4)
43	GBP	Merrill Lynch International	03/19/15	70	66	(4)
43	GBP	Union Bank of Switzerland AG	03/19/15	68	66	(2)
14,453	JPY	Goldman Sachs International	05/18/15	122	121	(1)
74,676	JPY	Morgan Stanley	05/18/15	645	625	(20)
255,170	KRW	BNP Paribas ††	03/12/15	232	232	— (h)
3,240	MXN	Union Bank of Switzerland AG	03/12/15	230	217	(13)
840	MYR	Morgan Stanley ††	03/12/15	234	232	(2)
680	NOK	Goldman Sachs International	03/12/15	88	89	1
5,640	NOK	TD Bank Financial Group	06/15/15	747	734	(13)
55	NZD	Deutsche Bank AG	04/28/15	42	41	(1)
55	NZD	Union Bank of Switzerland AG	04/28/15	43	42	(1)
60	NZD	Westpac Banking Corp.	04/28/15	46	45	(1)
710	NZD	Union Bank of Switzerland AG	09/21/15	526	527	1
1,970	SEK	Union Bank of Switzerland AG	06/15/15	233	237	4
412	SGD	BNP Paribas	09/21/15	307	301	(6)
1,000	SGD	Goldman Sachs International	09/21/15	735	731	(4)
688	SGD	Union Bank of Switzerland AG	09/21/15	518	503	(15)
				8,949	8,652	(297)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
60	AUD	Goldman Sachs International	04/28/15	52	47	5
110	AUD	Westpac Banking Corp.	04/28/15	95	85	10
210	AUD	Morgan Stanley	09/21/15	160	162	(2)
210	AUD	Union Bank of Switzerland AG	09/21/15	162	163	(1)
70	CHF	Credit Suisse International	03/10/15	75	73	2
320	CHF	Union Bank of Switzerland AG	03/10/15	338	336	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
420	EUR	BNP Paribas	03/18/15	542	471	71
210	EUR	Goldman Sachs International	03/18/15	266	235	31
84	EUR	Morgan Stanley	03/18/15	105	94	11
234	EUR	Union Bank of Switzerland AG	03/18/15	294	261	33
80	EUR	Goldman Sachs International	03/19/15	102	90	12
55	EUR	Merrill Lynch International	03/19/15	70	61	9
55	EUR	Union Bank of Switzerland AG	03/19/15	69	62	7
360	EUR	Barclays Bank plc	04/10/15	410	403	7
258	EUR	Deutsche Bank AG	04/10/15	304	289	15
326	EUR	Goldman Sachs International	05/18/15	371	366	5
658	EUR	Morgan Stanley	05/18/15	761	737	24
454	EUR	Union Bank of Switzerland AG	05/18/15	539	508	31
146	GBP	Deutsche Bank AG	03/19/15	233	225	8
74,676	JPY	Morgan Stanley	05/18/15	638	625	13
14,453	JPY	Union Bank of Switzerland AG	05/18/15	122	121	1
131,950	KRW	BNP Paribas††	03/12/15	118	120	(2)
123,220	KRW	Union Bank of Switzerland AG††	03/12/15	112	112	—	(h)
1,540	MXN	Barclays Bank plc	03/12/15	103	103	—	(h)
1,700	MXN	Goldman Sachs International	03/12/15	114	114	—	(h)
400	MYR	BNP Paribas††	03/12/15	112	111	1
440	MYR	Morgan Stanley††	03/12/15	123	122	1
680	NOK	Morgan Stanley	03/12/15	94	88	6
2,820	NOK	Morgan Stanley	06/15/15	360	367	(7)
2,820	NOK	Union Bank of Switzerland AG	06/15/15	367	367	—	(h)
60	NZD	Goldman Sachs International	04/28/15	46	44	2
110	NZD	Westpac Banking Corp.	04/28/15	85	83	2
710	NZD	Union Bank of Switzerland AG	09/21/15	515	527	(12)
1,970	SEK	TD Bank Financial Group	06/15/15	236	237	(1)
737	SGD	BNP Paribas	09/21/15	548	539	9
1,363	SGD	Union Bank of Switzerland AG	09/21/15	1,014	997	17
				9,655	9,345	310

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	03/20/17	1.056%	15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.210	22	(2)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.210	20	(2)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.210	40	(5)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.271	20	(2)	2
CIT Group, Inc., 5.250%, 03/15/18	5.000%, quarterly	06/20/17	1.271	5	— (h)	1
Frontier Communications Corp., 9.000%, 08/15/31	5.000%, quarterly	06/20/17	1.045	21	(2)	2
iStar Financial, Inc., 7.125%, 02/15/18	5.000%, quarterly	09/20/16	1.440	27	(2)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000%, quarterly	03/20/20	3.711	90	11	(13)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000%, quarterly	09/20/17	1.695	100	(9)	8

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Transocean, Inc., 7.375%, 04/15/18	1.000%, quarterly	03/20/20	6.918%	40	9	(9)
Transocean, Inc., 7.375%, 04/15/18	1.000%, quarterly	03/20/20	6.918	40	9	(9)
United Mexican States, 5.950%, 03/19/19	1.000%, quarterly	03/20/20	1.013	1,600	(2)	4
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	03/20/20	5.511	30	5	(5)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000%, quarterly	03/20/20	3.711	70	8	(11)
Staples, Inc., 2.750%, 01/12/18	1.000%, quarterly	03/20/20	1.872	60	2	(2)
Transocean, Inc., 7.375%, 04/15/18	1.000%, quarterly	03/20/20	6.918	40	9	(9)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000%, quarterly	12/20/19	0.565	30	(1)	— (h)
United States Steel Corp., 6.650%, 06/01/37	5.000%, quarterly	03/20/20	4.869	90	(1)	3
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000%, quarterly	03/20/20	5.511	40	8	(8)
Barrick Gold Corp., 5.800%, 11/15/34	1.000%, quarterly	03/20/20	1.527	70	2	(2)
First Data Corp., 12.625%, 01/15/21	5.000%, quarterly	09/20/17	1.276	33	(3)	3
Transocean, Inc., 7.375%, 04/15/18	1.000%, quarterly	03/20/20	6.918	70	16	(18)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000%, quarterly	12/20/17	1.210	70	(8)	8
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000%, quarterly	03/20/20	2.674	100	7	(9)
MGM Resorts International, 7.625%, 01/15/17	5.000%, quarterly	09/20/15	0.716	50	(2)	2
Goldman Sachs International:
Nabors Industries, Inc., 6.150%, 02/15/18	1.000%, quarterly	03/20/20	3.711	60	7	(10)
People’s Republic of China, 7.500%, 10/28/27	1.000%, quarterly	03/20/20	0.827	1,740	(18)	11
Morgan Stanley Capital Services:
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000%, quarterly	03/20/20	2.674	80	6	(8)
Penerbangan Malaysia Berhad, 5.625%, 03/15/16	1.000%, quarterly	03/20/20	1.150	150	1	(3)

					40	(59)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997%	60	11	(12)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	40	7	(8)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	10	(18)
CDX.EM.22-V1	1.000%, quarterly	12/20/19	3.801	370	43	(28)
CMBX.NA.AA.3	0.270%, monthly	12/13/49	43.125	260	144	(147)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	83.950	180	42	(153)
CMBX.NA.BBB-.4	5.000%, monthly	02/17/51	83.950	210	49	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110%, monthly	05/25/46	5.997	60	11	(15)
Goldman Sachs International:
CDX.EM.22-V1	1.000%, quarterly	12/20/19	3.801	140	16	(14)
Morgan Stanley Capital Services:
CMBX.NA.AA.3	0.270%, monthly	12/13/49	43.125	140	78	(81)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	300	11	(2,098)
ABX.HE.PENAAA.06-2	0.110%, monthly	05/25/46	9.259	1,300	50	(443)

					477	(3,193)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.23-V1	1.000%, quarterly	12/20/19	0.613%	3,930	(77)	68
iTraxx Europe 22.1	1.000%, quarterly	12/20/19	0.497	6,000	(174)	138

					(251)	206

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390%	40	(24)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	21	(13)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	50	(31)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	60	(37)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	60	(37)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	30	(18)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	100	(62)	64
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	70	(43)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	9.597	10	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	9.597	20	— (h)	—	(h)
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	9.597	40	— (h)	1
BNP Paribas:
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.322	20	1	2
Citibank, N.A.:
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	2.731	110	1	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	9.598	20	— (h)	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	9.598	50	(1)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	9.598	30	— (h)	1
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.322	20	1	2
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	30	(18)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	40	(24)	24
McClatchy Co. (The), 5.750%, 09/01/17	5.000%, quarterly	03/20/15	2.731	130	1	6
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/15	9.598	10	— (h)	—	(h)
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	10.608	40	(2)	5
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	12/20/19	50.607	11	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	40	(24)	24

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	06/20/15	9.597%	20	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	10.608	40	(2)	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	03/20/16	10.608	30	(1)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000%, quarterly	09/20/16	11.012	20	(1)	4
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	80	(49)	53
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000%, quarterly	03/20/20	50.390	40	(24)	27
SUPERVALU, Inc., 8.000%, 05/01/16	5.000%, quarterly	03/20/16	0.322	60	4	5

					(656)	717

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc
CMBX.NA.A.3	0.620%, monthly	12/13/49	59.072%	260	(145)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620%, monthly	12/13/49	59.072	140	(78)	98

					(223)	279

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/28/15 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000%, quarterly	06/20/19	2.942%	90	8	(6)
iTraxx Europe Crossover 22.1	5.000%, quarterly	12/20/19	2.616	3,267	416	(274)

					424	(280)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	111

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(4)

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(4)
	1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(3)

					(7)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	170	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	170	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	60	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	180	7
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/22/15	50	2
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(1)
BNP Paribas:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	170	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	170	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	50	3
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	30	2
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
Citibank, N.A.:
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	(1)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(1)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(1)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(1)
IOS Index 4.0% 30 year Fannie Mae Pools (2011)	4.000% and increase in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	(1)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(1)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(1)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	—	(h)
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	—	(h)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	—	(h)
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	—	(h)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	150	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	180	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	70	3
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	110	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	40	2
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	3
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	180	7
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	110	5
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	50	2
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	60	4
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/15	180	5

					91

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 13.8%
2,246	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.071%, 09/25/33	2,104
1,370	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.293%, 01/25/34	1,265
9,580	Apidos CLO XIV, (Cayman Islands), Series 2013-14A, Class A, VAR, 1.403%, 04/15/25 (e)	9,427
430	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.068%, 05/25/34	406
372	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.743%, 10/25/34	348
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.747%, 07/20/26 (e)	11,852
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	4,550
11,975	Cent CLO 19 Ltd., (Cayman Islands), Series 2013-19A, Class A1A, VAR, 1.583%, 10/29/25 (e)	11,871
1,869	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.671%, 06/25/34	1,785
1,170	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.671%, 07/25/34	1,124
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,742
	Countrywide Asset-Backed Certificates,
360	Series 2002-3, Class M1, VAR, 1.296%, 03/25/32	352
2,381	Series 2002-4, Class M1, VAR, 1.296%, 12/25/32	2,176
1,000	Series 2003-3, Class 3A, VAR, 0.711%, 11/25/33	916
255	Series 2004-2, Class M1, VAR, 0.921%, 05/25/34	242
2,390	Series 2004-3, Class M1, VAR, 0.921%, 06/25/34	2,283
450	Series 2004-5, Class M2, VAR, 1.176%, 07/25/34	423
1,971	Series 2004-ECC2, Class M2, VAR, 1.146%, 12/25/34	1,876
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,179

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

216	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.996%, 03/25/34	200
4,229	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,228
488	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	478
	Exeter Automobile Receivables Trust,
5,000	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,076
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,514
	First Franklin Mortgage Loan Trust,
4,184	Series 2004-FF5, Class A1, VAR, 0.891%, 08/25/34	3,964
588	Series 2005-FF11, Class A2D, VAR, 0.851%, 11/25/35	573
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,499
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 1.657%, 01/17/26 (e)	14,947
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.703%, 01/15/25 (e)	747
5,550	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	5,580
5,649	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	5,614
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,125
12,170	ING IM CLO Ltd., (Cayman Islands), Series 2013-3A, Class A1, VAR, 1.707%, 01/18/26 (e)	12,165
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.753%, 07/15/26 (e)	9,741
11,975	LCM XIII LP, (Cayman Islands), Series 13A, Class A, VAR, 1.557%, 01/19/23 (e)	11,893
1,963	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,963
4,268	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,545
	Morgan Stanley ABS Capital I, Inc. Trust,
3,882	Series 2004-HE1, Class M1, VAR, 1.026%, 01/25/34	3,575
688	Series 2004-HE7, Class M2, VAR, 1.116%, 08/25/34	675
150	Series 2004-HE7, Class M3, VAR, 1.191%, 08/25/34	141
1,232	Series 2004-HE8, Class M2, VAR, 1.191%, 09/25/34	1,183

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
191	Series 2004-NC7, Class M3, VAR, 1.146%, 07/25/34	166
1,075	Series 2004-OP1, Class M2, VAR, 1.086%, 11/25/34	1,038
511	Series 2005-NC1, Class M3, VAR, 0.936%, 01/25/35	410
	New Century Home Equity Loan Trust,
109	Series 2004-2, Class M2, VAR, 1.101%, 08/25/34	100
914	Series 2004-4, Class M2, VAR, 0.966%, 02/25/35	823
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,983
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,623
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	2,993
5,466	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	5,473
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,655
53	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.146%, 11/25/34	48
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.407%, 07/22/25 (e)	2,710
8,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	8,060
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,302
	RAMP Trust,
1,343	Series 2005-EFC4, Class M1, VAR, 0.581%, 09/25/35	1,340
1,972	Series 2005-RS4, Class M1, VAR, 0.601%, 04/25/35	1,957
2,118	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,123
	Renaissance Home Equity Loan Trust,
732	Series 2003-3, Class M1, VAR, 0.901%, 12/25/33	697
151	Series 2004-1, Class M1, VAR, 0.751%, 05/25/34	137
2,778	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	2,819
3,298	Series 2005-2, Class AV3, VAR, 0.541%, 08/25/35	2,975
751	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	734

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,358	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.505%, 08/01/24 (e)	6,155
308	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.321%, 09/25/36	284
1,433	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,418
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.626%, 01/21/26 (e)	9,507
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,903
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,171
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,223
	Structured Asset Investment Loan Trust,
2,551	Series 2004-1, Class M1, VAR, 1.146%, 02/25/34	2,437
6,425	Series 2004-6, Class A3, VAR, 0.971%, 07/25/34	6,080
2,980	Series 2004-7, Class M1, VAR, 1.221%, 08/25/34	2,822
534	Series 2004-8, Class M2, VAR, 1.101%, 09/25/34	469
184	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 0.801%, 05/25/35	151
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.733%, 07/14/26 (e)	7,682
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.773%, 04/18/26 (e)	3,977
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,380
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,346
4,750	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	4,742
7,074	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	7,074
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.733%, 07/15/26 (e)	9,549

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
7,471	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	7,404
8,491	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	8,520
3,871	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	3,843
4,845	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	4,755
3,173	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55	3,116
8,904	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,759
4,500	VOLT XXVII LLC, Series 2014-NPL7, Class A2, VAR, 4.750%, 08/27/57 (e)	4,441
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.601%, 11/25/35	1,974
2,824	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	2,820
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,324
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.653%, 01/15/24 (e)	6,436

	Total Asset-Backed Securities (Cost $363,064)	366,275

Collateralized Mortgage Obligations — 6.9%
	Agency CMO — 2.6%
	Federal Home Loan Mortgage Corp. REMIC,
958	Series 2936, Class AS, IF, IO, 5.928%, 02/15/35	138
3,030	Series 3160, Class SA, IF, IO, 6.978%, 05/15/36	596
983	Series 3174, Class SA, IF, IO, 7.528%, 04/15/36	176
2,008	Series 3203, Class SH, IF, IO, 6.968%, 08/15/36	420
11,783	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,640
17,590	Series 3907, Class AI, IO, 5.000%, 05/15/40	3,293
11,718	Series 4018, Class HI, IO, 4.500%, 03/15/41	2,199
13,575	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,232
3,150	Series 4056, Class BI, IO, 3.000%, 05/15/27	341

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
3,603	Series 4073, Class IQ, IO, 4.000%, 07/15/42	860
1,830	Series 4088, Class JI, IO, 4.000%, 07/15/32	328
12,793	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,639
7,100	Series 4097, Class CI, IO, 3.000%, 08/15/27	831
33,833	Series 4119, Class LI, IO, 3.500%, 06/15/39	5,043
3,806	Series 4120, Class UI, IO, 3.000%, 10/15/27	423
2,298	Series 4136, Class IN, IO, 3.000%, 11/15/27	274
5,041	Series 4146, Class AI, IO, 3.000%, 12/15/27	517
9,784	Series 4173, Class I, IO, 4.000%, 03/15/43	2,197
2,234	Series 4216, Class MI, IO, 3.000%, 06/15/28	262
15,722	Series 4347, Class WF, VAR, 0.570%, 01/15/40	15,754
19,714	Series 4372, Class SY, IF, IO, 5.928%, 08/15/44	3,138
	Federal National Mortgage Association REMIC,
2,006	Series 2003-130, Class NS, IF, IO, 6.829%, 01/25/34	413
1,362	Series 2005-67, Class SI, IF, IO, 6.529%, 08/25/35	249
376	Series 2005-69, Class AS, IF, IO, 6.529%, 08/25/35	70
1,511	Series 2006-24, Class QS, IF, IO, 7.029%, 04/25/36	319
2,352	Series 2009-93, Class SD, IF, IO, 6.029%, 11/25/39	381
2,075	Series 2009-105, Class SE, IF, IO, 5.979%, 12/25/39	291
1,219	Series 2010-68, Class SJ, IF, IO, 6.379%, 07/25/40	248
7,605	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	879
2,259	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	156
4,587	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	554
2,530	Series 2012-93, Class SK, IF, IO, 5.879%, 09/25/42	567
8,272	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,121

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,965	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,558
5,538	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	542
17,364	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	2,655
2,204	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	335
15,468	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,716
4,750	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	563
10,574	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,187
7,913	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	1,189
6,895	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	794
8,014	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	954
15,147	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,310
169	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	19
4,136	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	497
5,227	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	661
70	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	8
4,337	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	529
4,584	Series 2013-18, Class NS, IF, IO, 5.929%, 03/25/43	957
10,154	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,189
21,703	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	2,952
2,892	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	375
810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	708

		68,247

	Non-Agency CMO — 4.3%
	Alternative Loan Trust,
431	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	439

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
635	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	635
1,165	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,150
3,024	Series 2005-21CB, Class A17, 6.000%, 06/25/35	3,106
47	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	42
3,159	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.361%, 12/25/46	2,234
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.204%, 10/01/41	1,588
	Banc of America Alternative Loan Trust,
7,107	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	7,505
1,157	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,171
482	Series 2006-2, Class 7A1, 6.000%, 03/25/21	488
1,812	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.649%, 02/20/36	1,798
927	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.681%, 02/25/34	922
EUR 3,630	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.329%, 10/16/38	4,011
EUR 1,787	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.383%, 03/31/48	1,970
1,170	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,176
37	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	36
702	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	713
1,257	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,192
322	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	324
648	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	647
2,423	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,359

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.601%, 12/20/54	1,933
EUR 2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.541%, 12/20/54	2,480
1,580	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,692
	HarborView Mortgage Loan Trust,
4,429	Series 2005-11, Class 2A1A, VAR, 0.484%, 08/19/45	4,077
8,340	Series 2007-6, Class 2A1A, VAR, 0.364%, 08/19/37	6,962
2,267	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.431%, 06/25/35	2,039
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.253%, 10/30/33	1,294
1,183	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,078
1,040	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	941
5,713	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	6,034
	Morgan Stanley Mortgage Loan Trust,
1,126	Series 2004-4, Class 2A, VAR, 6.296%, 09/25/34	1,177
270	Series 2004-9, Class 1A, VAR, 5.610%, 11/25/34	279
GBP 1,627	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.982%, 05/15/34	2,409
105	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	87
	Residential Asset Securitization Trust,
4,948	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,530
593	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	550
	RFMSI Trust,
420	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	425
483	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	485
1,328	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 0.814%, 01/20/34	1,265
2,682	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	2,738
599	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.532%, 12/25/33	498

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

EUR 2,103	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.169%, 06/26/39	2,300
384	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	376
64	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	59
	Wells Fargo Mortgage-Backed Securities Trust,
6,726	Series 2004-M, Class A1, VAR, 2.615%, 08/25/34	6,828
8,634	Series 2004-N, Class A6, VAR, 2.594%, 08/25/34	8,632
9,797	Series 2004-N, Class A7, VAR, 2.594%, 08/25/34	9,795
592	Series 2005-AR2, Class 2A2, VAR, 2.613%, 03/25/35	602
4,156	Series 2005-AR4, Class 2A2, VAR, 2.599%, 04/25/35	4,200
5,611	Series 2005-AR8, Class 1A1, VAR, 2.612%, 06/25/35	5,710

		114,981

	Total Collateralized Mortgage Obligations (Cost $181,249)	183,228

Commercial Mortgage-Backed Securities — 5.9%
6,000	A10 Securitization LLC, 5.670%, 01/09/20	6,000
2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	2,213
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,283
8,400	Series 2006-2, Class AM, VAR, 5.764%, 05/10/45	8,853
4,175	Series 2006-2, Class B, VAR, 5.764%, 05/10/45	4,297
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,321
	Bear Stearns Commercial Mortgage Securities Trust,
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,273
4,000	Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	4,090
5,630	Series 2007-PW17, Class AJ, VAR, 5.878%, 06/11/50	5,774
6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.226%, 07/15/44	6,229

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	636
7,670	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.010%, 11/15/31 (e)	7,697
10,115	COMM Mortgage Trust, Series 2014-KYO, Class A, VAR, 1.072%, 06/11/27 (e)	10,078
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	710
5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.466%, 02/15/39	5,824
4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.322%, 04/15/27 (e)	4,624
500	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	513
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,650
9,891	Series 2007-GG10, Class A4, VAR, 5.796%, 08/10/45	10,685
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,511
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,904
3,680	Series 2005-LDP5, Class D, VAR, 5.383%, 12/15/44	3,766
4,000	Series 2006-CB14, Class AM, VAR, 5.434%, 12/12/44	4,133
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.274%, 11/12/37	3,411
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,594
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.493%, 03/12/44	2,315
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,389
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,504
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.806%, 06/14/31 (e)	5,790
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,586

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,477	Series 2005-C21, Class F, VAR, 5.242%, 10/15/44 (e)	3,438
9,570	Series 2006-C23, Class D, VAR, 5.518%, 01/15/45	9,786
7,600	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,920
1,660	Series 2007-C33, Class AJ, VAR, 5.942%, 02/15/51	1,739
3,250	Series 2007-C34, Class AJ, VAR, 5.950%, 05/15/46	3,374

	Total Commercial Mortgage-Backed Securities (Cost $155,655)	154,910

Convertible Bonds — 4.4%
	Consumer Discretionary — 1.2%
	Auto Components — 0.2%
1,801	TRW Automotive, Inc., 3.500%, 12/01/15	6,334

	Household Durables — 0.4%
	Jarden Corp.,
4,255	1.125%, 03/15/34 (e)	5,146
2,295	1.875%, 09/15/18 (e)	3,943

		9,089

	Media — 0.3%
8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)	8,586

	Textiles, Apparel & Luxury Goods — 0.3%
6,360	Iconix Brand Group, Inc., 1.500%, 03/15/18	7,652

	Total Consumer Discretionary	31,661

	Energy — 0.3%
	Energy Equipment & Services — 0.3%
6,330	Newpark Resources, Inc., 4.000%, 10/01/17	7,188

	Financials — 0.2%
	Diversified Financial Services — 0.2%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,896

	Health Care — 0.6%
	Health Care Equipment & Supplies — 0.2%
4,900	Hologic, Inc., SUB, 2.000%, 12/15/37	7,120

	Health Care Providers & Services — 0.4%
8,185	HealthSouth Corp., 2.000%, 12/01/43	9,909

	Total Health Care	17,029

	Industrials — 0.5%
	Building Products — 0.2%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	5,975

	Electrical Equipment — 0.2%
5,328	General Cable Corp., SUB, 4.500%, 11/15/29	3,706

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Machinery — 0.1%
1,950	Terex Corp., 4.000%, 06/01/15	3,319

	Total Industrials	13,000

	Information Technology — 1.6%
	Communications Equipment — 0.3%
7,873	Finisar Corp., 0.500%, 12/15/33 (e)	7,794
645	Ixia, 3.000%, 12/15/15	646

		8,440

	Internet Software & Services — 0.7%
6,150	Dealertrack Technologies, Inc., 1.500%, 03/15/17	7,469
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,426
4,665	WebMD Health Corp., 1.500%, 12/01/20	4,939

		17,834

	Semiconductors & Semiconductor Equipment — 0.6%
6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	7,455
6,360	ON Semiconductor Corp., 2.625%, 12/15/26	8,455

		15,910

	Total Information Technology	42,184

	Total Convertible Bonds (Cost $111,484)	115,958

Corporate Bonds — 44.6%
	Consumer Discretionary — 8.0%
	Auto Components — 0.9%
3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e) (m)	3,685
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21 (m)	1,605
2,100	7.750%, 11/15/19 (m)	2,399
	Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR 3,800	Reg. S, 5.875%, 05/31/20 (m)	4,558
	Goodyear Tire & Rubber Co. (The),
2,720	6.500%, 03/01/21 (m)	2,924
1,175	7.000%, 05/15/22 (m)	1,298
746	8.250%, 08/15/20 (m)	794
2,515	8.750%, 08/15/20 (m)	3,037
1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (m)	1,159
176	MPG Holdco I, Inc., 7.375%, 10/15/22 (e) (m)	188
285	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e) (m)	303
106	Tenneco, Inc., 5.375%, 12/15/24 (m)	111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,085	UCI International, Inc., 8.625%, 02/15/19 (m)	1,001

		23,062

	Automobiles — 1.1%
	FCA U.S. LLC/CG Co-Issuer, Inc.,
1,425	8.000%, 06/15/19 (m)	1,505
7,385	8.250%, 06/15/21 (m)	8,244
5,600	Ford Motor Co., 4.750%, 01/15/43 (m)	6,163
	General Motors Co.,
220	4.000%, 04/01/25 (m)	225
2,530	5.200%, 04/01/45 (m)	2,801
2,320	6.250%, 10/02/43 (m)	2,879
GBP 1,600	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22 (m)	2,705
EUR 3,100	Renault S.A., (France), 3.125%, 03/05/21 (m)	3,912

		28,434

	Distributors — 0.0% (g)
285	VWR Funding, Inc., 7.250%, 09/15/17 (m)	299

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,137	5.375%, 01/15/22 (m)	1,194
684	5.375%, 05/15/24 (m)	723
35	ServiceMaster Co. LLC (The), 7.000%, 08/15/20 (m)	37

		1,954

	Hotels, Restaurants & Leisure — 0.8%
220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e) (m)	229
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20 (d) (m)	1,944
1,830	9.000%, 02/15/20 (d) (m)	1,350
90	CCM Merger, Inc., 9.125%, 05/01/19 (e) (m)	98
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (m)	95
150	Landry’s, Inc., 9.375%, 05/01/20 (e) (m)	162
2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (m)	2,110
	MGM Resorts International,
900	6.000%, 03/15/23 (m)	936
4,310	7.750%, 03/15/22 (m)	4,924
400	8.625%, 02/01/19 (m)	460
142	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e) (m)	151

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
1,824	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	1,961
	Scientific Games International, Inc.,
210	7.000%, 01/01/22 (e) (m)	216
490	10.000%, 12/01/22 (e) (m)	480
475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e) (m)	476
210	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e) (m)	236
225	Station Casinos LLC, 7.500%, 03/01/21 (m)	242
1,126	Vail Resorts, Inc., 6.500%, 05/01/19 (m)	1,163
GBP 2,200	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20 (m)	3,660
545	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	548

		21,441

	Household Durables — 0.3%
500	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e) (m)	523
700	Jarden Corp., 7.500%, 05/01/17 (m)	772
	K. Hovnanian Enterprises, Inc.,
52	6.250%, 01/15/16 (m)	53
245	9.125%, 11/15/20 (e) (m)	257
120	11.875%, 10/15/15 (m)	126
	Lennar Corp.,
156	4.500%, 06/15/19 (m)	161
565	6.950%, 06/01/18 (m)	616
2,000	Series B, 12.250%, 06/01/17 (m)	2,380
676	M/I Homes, Inc., 8.625%, 11/15/18 (m)	698
360	Meritage Homes Corp., 7.150%, 04/15/20 (m)	384
240	Standard Pacific Corp., 8.375%, 01/15/21 (m)	277
217	Toll Brothers Finance Corp., 6.750%, 11/01/19 (m)	247
334	WCI Communities, Inc., 6.875%, 08/15/21 (m)	341

		6,835

	Internet & Catalog Retail — 0.0% (g)
	SITEL LLC/Sitel Finance Corp.,
120	11.000%, 08/01/17 (e) (m)	125
243	11.500%, 04/01/18 (m)	217

		342

	Media — 3.8%
	Altice S.A., (Luxembourg),
EUR 5,300	7.250%, 05/15/22 (e) (m)	6,294
200	7.625%, 02/15/25 (e) (m)	206

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
1,250	AMC Entertainment, Inc., 9.750%, 12/01/20 (m)	1,375
	Cablevision Systems Corp.,
333	7.750%, 04/15/18 (m)	371
1,827	8.000%, 04/15/20 (m)	2,081
	CCOH Safari LLC,
1,750	5.500%, 12/01/22 (m)	1,809
350	5.750%, 12/01/24 (m)	362
	Cenveo Corp.,
255	6.000%, 08/01/19 (e) (m)	240
225	8.500%, 09/15/22 (e) (m)	191
EUR 2,100	Cerved Group S.p.A., (Italy), Reg. S, 6.375%, 01/15/20 (m)	2,515
	Clear Channel Worldwide Holdings, Inc.,
6,585	Series B, 6.500%, 11/15/22 (m)	6,947
3,250	Series B, 7.625%, 03/15/20 (m)	3,437
6,250	Comcast Corp., 3.375%, 02/15/25 (m)	6,531
1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	1,900
	DISH DBS Corp.,
180	5.125%, 05/01/20 (m)	182
2,870	5.875%, 07/15/22 (m)	2,906
3,768	5.875%, 11/15/24 (m)	3,749
3,930	6.750%, 06/01/21 (m)	4,190
3,310	7.875%, 09/01/19 (m)	3,736
400	Gray Television, Inc., 7.500%, 10/01/20 (m)	416
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e) (m)	327
300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (m)	338
290	Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21 (m)	295
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (m)	2,692
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e) (m)	4,090
2,715	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e) (m)	2,763
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24 (m)	320
5,825	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23 (m)	6,087
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e) (m)	106
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21 (m)	2,346

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	121

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,900	6.375%, 11/01/21 (m)	2,014
	Sirius XM Radio, Inc.,
1,000	4.625%, 05/15/23 (e) (m)	980
25	5.875%, 10/01/20 (e) (m)	26
5,500	6.000%, 07/15/24 (e) (m)	5,844
6,500	Time Warner, Inc., 3.550%, 06/01/24 (m)	6,743
284	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e) (m)	290
EUR 4,200	Unitymedia KabelBW GmbH, (Germany), Reg. S, 9.500%, 03/15/21 (m)	5,241
500	Univision Communications, Inc., 8.500%, 05/15/21 (e) (m)	537
EUR 4,200	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22 (m)	5,123
3,420	Viacom, Inc., 4.375%, 03/15/43 (m)	3,203
700	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e) (m)	732
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e) (m)	500
200	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e) (m)	209

		100,244

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
3,000	3.625%, 06/01/24 (m)	3,091
2,650	4.300%, 02/15/43 (m)	2,668

		5,759

	Specialty Retail — 0.8%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e) (m)	435
627	8.875%, 03/15/19 (m)	392
3,295	9.000%, 03/15/19 (e) (m)	3,093
3,332	Party City Holdings, Inc., 8.875%, 08/01/20 (m)	3,640
267	Radio Systems Corp., 8.375%, 11/01/19 (e) (m)	289
2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19 (m)	2,423
9,155	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e) (m)	9,750

		20,022

	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	1,065

	Total Consumer Discretionary	209,457

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 2.1%
	Beverages — 0.0% (g)
125	Constellation Brands, Inc., 4.750%, 11/15/24 (m)	134
840	DS Services of America, Inc., 10.000%, 09/01/21 (e) (m)	980

		1,114

	Food & Staples Retailing — 0.3%
EUR 2,900	Agrokor dd, (Croatia), Reg. S, 9.125%, 02/01/20 (m)	3,635
265	New Albertsons, Inc., 7.450%, 08/01/29 (m)	246
1,000	Rite Aid Corp., 8.000%, 08/15/20 (m)	1,065
225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17 (m)	235
1,500	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44 (m)	1,627

		6,808

	Food Products — 0.9%
2,923	Big Heart Pet Brands, 7.625%, 02/15/19 (m)	2,983
2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	2,689
966	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21 (m)	1,060
70	Darling Ingredients, Inc., 5.375%, 01/15/22 (m)	71
237	Dean Foods Co., 6.500%, 03/15/23 (e)	238
	H.J. Heinz Co.,
3,795	4.250%, 10/15/20 (m)	3,851
230	4.875%, 02/15/25 (e) (m)	231
	JBS USA LLC/JBS USA Finance, Inc.,
475	7.250%, 06/01/21 (e) (m)	499
457	7.250%, 06/01/21 (e) (m)	481
384	8.250%, 02/01/20 (e) (m)	406
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e) (m)	128
6,235	7.375%, 02/15/22 (m)	6,500
GBP 2,400	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20 (m)	3,778
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e) (m)	1,120
110	Wells Enterprises, Inc., 6.750%, 02/01/20 (e) (m)	112

		24,147

	Household Products — 0.1%
2,605	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	2,664

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
	Spectrum Brands, Inc.,
86	6.125%, 12/15/24 (e) (m)	92
775	6.750%, 03/15/20 (m)	816

		3,572

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e) (m)	76

	Tobacco — 0.8%
	Altria Group, Inc.,
3,000	2.850%, 08/09/22 (m)	2,996
4,805	4.250%, 08/09/42 (m)	4,837
	Philip Morris International, Inc.,
4,015	3.250%, 11/10/24 (m)	4,163
2,700	3.875%, 08/21/42 (m)	2,690
4,955	4.875%, 11/15/43 (m)	5,711

		20,397

	Total Consumer Staples	56,114

	Energy — 1.8%
	Energy Equipment & Services — 0.2%
3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20 (m)	3,331
300	Basic Energy Services, Inc., 7.750%, 02/15/19 (m)	237
400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e) (m)	348
500	Parker Drilling Co., 7.500%, 08/01/20 (m)	430
89	PHI, Inc., 5.250%, 03/15/19 (m)	81
700	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e) (m)	459
400	SESI LLC, 6.375%, 05/01/19 (m)	402

		5,288

	Oil, Gas & Consumable Fuels — 1.6%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20 (m)	2,061
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24 (m)	28
140	CONSOL Energy, Inc., 5.875%, 04/15/22 (m)	134
3,000	Denbury Resources, Inc., 4.625%, 07/15/23 (m)	2,689
350	Diamondback Energy, Inc., 7.625%, 10/01/21 (m)	368
244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (m)	126

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
538	4.850%, 03/15/44 (m)	597
1,115	5.700%, 02/15/42 (m)	1,375
	EP Energy LLC/Everest Acquisition Finance, Inc.,
1,550	6.875%, 05/01/19 (m)	1,589
5,270	9.375%, 05/01/20 (m)	5,625
400	EXCO Resources, Inc., 8.500%, 04/15/22 (m)	294
NOK 1,000	Exmar Netherlands B.V., (Netherlands), VAR, 5.950%, 07/07/17 (m)	131
1,300	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)	1,342
600	Halcon Resources Corp., 9.250%, 02/15/22 (m)	449
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e) (m)	127
350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e) (m)	334
4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	3,923
500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22 (m)	530
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e) (m)	2,850
400	Memorial Resource Development Corp., 5.875%, 07/01/22 (e) (m)	384
395	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e) (m)	395
100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (m)	98
1,165	Peabody Energy Corp., 6.250%, 11/15/21 (m)	970
1,070	Phillips 66, 4.875%, 11/15/44 (m)	1,157
750	QEP Resources, Inc., 5.250%, 05/01/23 (m)	734
240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22 (m)	254
500	Rosetta Resources, Inc., 5.875%, 06/01/22 (m)	480
2,750	SandRidge Energy, Inc., 8.125%, 10/15/22 (m)	1,990
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45 (m)	1,720
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)	433
2,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e) (m)	1,900
2,285	Williams Cos., Inc. (The), 5.750%, 06/24/44 (m)	2,177
	Williams Partners LP,
3,490	3.600%, 03/15/22	3,494

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	123

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,715	5.100%, 09/15/45	1,702

		42,460

	Total Energy	47,748

	Financials — 11.6%
	Banks — 3.4%
EUR 2,800	ABN AMRO Bank N.V., (Netherlands), 6.375%, 04/27/21 (m)	4,011
EUR 9,200	Banco Popolare SC, (Italy), Reg. S, 3.500%, 03/14/19 (m)	11,044
EUR 3,637	Bank of Ireland, (Ireland), 3.250%, 01/15/19 (m)	4,394
EUR 8,800	Bankia S.A., (Spain), 3.500%, 01/17/19 (m)	10,696
	Barclays Bank plc, (United Kingdom),
1,000	7.625%, 11/21/22 (m)	1,144
EUR 3,350	Reg. S, 6.000%, 01/14/21 (m)	4,689
EUR 4,400	CaixaBank S.A., (Spain), Reg. S, VAR, 5.000%, 11/14/23 (m)	5,354
	CIT Group, Inc.,
400	5.000%, 05/15/17 (m)	416
430	5.000%, 08/15/22 (m)	457
2,000	5.500%, 02/15/19 (e) (m)	2,138
6,185	Citigroup, Inc., 4.300%, 11/20/26 (m)	6,356
EUR 8,399	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23 (m)	12,156
3,860	MUFG Americas Holdings Corp., 3.000%, 02/10/25 (m)	3,820
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22 (m)	2,436
5,696	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e) (m)	6,172
3,940	U.S. Bank N.A., 2.800%, 01/27/25 (m)	3,939
EUR 2,984	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22 (m)	4,161
	Wells Fargo & Co.,
1,160	4.650%, 11/04/44 (m)	1,240
3,300	5.375%, 11/02/43 (m)	3,907
1,555	Wells Fargo Bank N.A., VAR, 0.468%, 05/16/16 (m)	1,552

		90,082

	Capital Markets — 2.1%
	Credit Suisse AG, (Switzerland),
4,126	6.500%, 08/08/23 (e) (m)	4,674
EUR 6,920	VAR, 5.750%, 09/18/25 (m)	8,924
147	E*TRADE Financial Corp., 5.375%, 11/15/22 (m)	155

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
4,805	3.500%, 01/23/25 (m)	4,850
6,070	3.850%, 07/08/24 (m)	6,341
	Morgan Stanley,
416	3.750%, 02/25/23 (m)	435
1,560	4.300%, 01/27/45 (m)	1,588
	UBS AG, (Switzerland),
5,100	5.125%, 05/15/24 (m)	5,297
4,245	Reg. S, VAR, 4.750%, 05/22/23 (m)	4,371
EUR 13,879	VAR, 4.750%, 02/12/26 (m)	17,237
GBP787	VAR, 5.250%, 06/21/21 (m)	1,267

		55,139

	Consumer Finance — 0.9%
	Ally Financial, Inc.,
1,905	6.250%, 12/01/17 (m)	2,057
685	8.000%, 03/15/20 (m)	820
200	8.000%, 11/01/31 (m)	258
400	VAR, 2.937%, 07/18/16 (m)	404
5,000	American Express Co., 3.625%, 12/05/24 (m)	5,110
6,215	Capital One Financial Corp., 3.200%, 02/05/25 (m)	6,128
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18 (m)	1,282
450	4.750%, 08/15/17 (m)	477
	Synchrony Financial,
2,505	3.750%, 08/15/21 (m)	2,595
3,740	4.250%, 08/15/24 (m)	3,920

		23,051

	Diversified Financial Services — 1.4%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	433
576	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	596
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e) (m)	299
476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e) (m)	507
9,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e) (m)	10,502
	General Electric Capital Corp.,
4,025	3.450%, 05/15/24 (m)	4,243
9,325	VAR, 6.375%, 11/15/67 (m)	10,143
GBP2,000	Lowell Group Financing plc, (United Kingdom), Reg. S, 5.875%, 04/01/19 (m)	2,918
EUR2,500	Monitchem HoldCo 3 S.A., (Luxembourg), 5.250%, 06/15/21 (e) (m)	2,777

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
4,470	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e) (m)	4,491
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e) (m)	26

		36,935

	Insurance — 1.8%
	American International Group, Inc.,
5,000	4.875%, 06/01/22 (m)	5,713
2,870	6.250%, 03/15/37 (m)	3,235
150	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e) (m)	154
EUR 7,900	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42 (m)	11,537
GBP900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42 (m)	1,816
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38 (m)	547
	MetLife, Inc.,
2,500	4.721%, 12/15/44 (m)	2,854
4,320	6.400%, 12/15/36 (m)	5,055
	Prudential Financial, Inc.,
5,000	3.500%, 05/15/24 (m)	5,179
2,500	4.600%, 05/15/44 (m)	2,657
6,765	VAR, 5.875%, 09/15/42 (m)	7,290
GBP695	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42 (m)	1,187

		47,224

	Real Estate Investment Trusts (REITs) — 1.2%
5,500	Corrections Corp. of America, 4.125%, 04/01/20 (m)	5,555
2,055	Crown Castle International Corp., 5.250%, 01/15/23 (m)	2,168
1,640	DDR Corp., 7.875%, 09/01/20 (m)	2,039
4,040	Geo Group, Inc. (The), 6.625%, 02/15/21 (m)	4,272
3,350	HCP, Inc., 5.375%, 02/01/21 (m)	3,757
130	Iron Mountain, Inc., 5.750%, 08/15/24 (m)	132
	Liberty Property LP,
2,810	3.375%, 06/15/23 (m)	2,792
2,755	4.400%, 02/15/24 (m)	2,942
	Ventas Realty LP/Ventas Capital Corp.,
4,370	3.250%, 08/15/22 (m)	4,383
1,330	4.250%, 03/01/22 (m)	1,416
3,315	Weingarten Realty Investors, 3.375%, 10/15/22 (m)	3,293

		32,749

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Management & Development — 0.1%
195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e) (m)	189
1,710	Realogy Group LLC, 7.625%, 01/15/20 (e) (m)	1,842
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e) (m)	1,500

		3,531

	Thrifts & Mortgage Finance — 0.7%
17,850	BPCE S.A., (France), VAR, 0.862%, 06/23/17 (m)	17,899

	Total Financials	306,610

	Health Care — 3.9%
	Biotechnology — 0.2%
4,320	Gilead Sciences, Inc., 4.500%, 02/01/45 (m)	4,780

	Health Care Equipment & Supplies — 0.5%
200	Alere, Inc., 7.250%, 07/01/18 (m)	215
4,695	Biomet, Inc., 6.500%, 08/01/20 (m)	5,012
953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	1,005
	DJO Finance LLC/DJO Finance Corp.,
1,500	7.750%, 04/15/18 (m)	1,523
2,545	8.750%, 03/15/18 (m)	2,653
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (m)	2,734
556	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e) (m)	588

		13,730

	Health Care Providers & Services — 1.3%
1,700	21st Century Oncology, Inc., 8.875%, 01/15/17 (m)	1,743
175	Amsurg Corp., 5.625%, 07/15/22	185
1,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20 (m)	1,582
750	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	802
8,207	HCA, Inc., 7.500%, 02/15/22 (m)	9,684
	HealthSouth Corp.,
1,175	7.750%, 09/15/22 (m)	1,252
500	8.125%, 02/15/20 (m)	521
900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (m)	937
128	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	133
1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e) (m)	1,635
3,500	McKesson Corp., 3.796%, 03/15/24 (m)	3,708

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	125

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
216	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)	223
GBP 1,500	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19 (m)	2,414
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20 (m)	2,729
500	5.000%, 03/01/19 (e) (m)	503
110	6.000%, 10/01/20 (m)	120
500	6.750%, 02/01/20 (m)	536
2,835	8.000%, 08/01/20 (m)	3,005
1,877	8.125%, 04/01/22 (m)	2,126
500	United Surgical Partners International, Inc., 9.000%, 04/01/20 (m)	536
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e) (m)	84
117	4.750%, 08/01/22 (e) (m)	123

		34,581

	Pharmaceuticals — 1.9%
3,545	Actavis Funding SCS, (Luxembourg), 4.850%, 06/15/44 (m)	3,655
EUR 7,200	Bayer AG, (Germany), VAR, 3.000%, 07/01/75 (m)	8,561
46	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (m) (v)	47
8,000	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22 (m)	8,126
	Merck & Co., Inc.,
8,000	2.350%, 02/10/22 (m)	7,961
4,950	2.750%, 02/10/25	4,930
3,595	Mylan, Inc., 7.875%, 07/15/20 (e) (m)	3,803
1,560	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21 (m)	1,614
	Valeant Pharmaceuticals International, Inc., (Canada),
425	6.750%, 08/15/18 (e) (m)	452
3,220	6.750%, 08/15/21 (e) (m)	3,381
1,630	7.000%, 10/01/20 (e) (m)	1,711
750	7.250%, 07/15/22 (e) (m)	797
5,000	7.500%, 07/15/21 (e) (m)	5,425

		50,463

	Total Health Care	103,554

	Industrials — 3.5%
	Aerospace & Defense — 0.1%
	Bombardier, Inc., (Canada),
109	5.500%, 09/15/18 (e)	111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — continued
1,125	7.500%, 03/15/18 (e) (m)	1,198
169	7.500%, 03/15/25 (e)	169
62	Orbital ATK, Inc., 5.250%, 10/01/21 (e) (m)	63
66	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (m)	69

		1,610

	Air Freight & Logistics — 0.0% (g)
140	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e) (m)	123
150	XPO Logistics, Inc., 7.875%, 09/01/19 (e) (m)	159

		282

	Airlines — 0.5%
3,201	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (m)	3,361
2,235	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (m)	2,438
546	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	577
132	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	154
1,955	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24 (m)	2,033
579	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	626
203	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19 (m)	235
3,733	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25 (m)	3,920

		13,344

	Building Products — 0.1%
500	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e) (m)	513
400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)	426
EUR 1,800	Pfleiderer GmbH, (Germany), 7.875%, 08/01/19 (e) (m)	1,981

		2,920

	Commercial Services & Supplies — 0.3%
3,140	ADT Corp. (The), 6.250%, 10/15/21 (m)	3,399
400	Casella Waste Systems, Inc., 7.750%, 02/15/19 (m)	404
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e) (m)	147
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e) (m)	102

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
75	9.250%, 03/01/21 (e) (m)	73
750	9.750%, 08/01/18 (e) (m)	802
255	ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e) (m)	241
1,625	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,568
120	Mustang Merger Corp., 8.500%, 08/15/21 (e) (m)	122
155	Quad/Graphics, Inc., 7.000%, 05/01/22 (e) (m)	153
60	West Corp., 5.375%, 07/15/22 (e) (m)	58

		7,069

	Construction & Engineering — 0.2%
	AECOM,
380	5.750%, 10/15/22 (e) (m)	398
240	5.875%, 10/15/24 (e) (m)	255
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (m)	693
405	MasTec, Inc., 4.875%, 03/15/23 (m)	384
EUR 2,300	Novafives SAS, (France), 4.500%, 06/30/21 (e) (m)	2,561

		4,291

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22 (m)	435
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	455
1,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e) (m)	1,144

		2,034

	Machinery — 0.6%
50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e) (m)	52
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e) (m)	860
EUR 3,700	Galapagos Holding S.A., (Luxembourg), 7.000%, 06/15/22 (e) (m)	3,892
EUR 2,790	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20 (m)	3,436
2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20 (m)	3,143
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e) (m)	418
103	Oshkosh Corp., 5.375%, 03/01/25 (e)	105
3,715	Terex Corp., 6.500%, 04/01/20 (m)	3,901

		15,807

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — 0.1%
420	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e) (m)	394
750	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e) (m)	724
200	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e) (m)	204
688	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (m)	674

		1,996

	Road & Rail — 0.4%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,000	5.500%, 04/01/23 (m)	1,047
675	9.750%, 03/15/20 (m)	736
EUR 2,500	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18 (m)	2,518
	Hertz Corp. (The),
1,685	5.875%, 10/15/20 (m)	1,740
100	6.750%, 04/15/19 (m)	103
5,425	7.375%, 01/15/21 (m)	5,710

		11,854

	Trading Companies & Distributors — 0.7%
2,555	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20 (m)	2,976
2,000	HD Supply, Inc., 11.000%, 04/15/20 (m)	2,290
	International Lease Finance Corp.,
900	5.875%, 04/01/19 (m)	990
800	5.875%, 08/15/22 (m)	914
845	8.750%, 03/15/17 (m)	943
EUR 3,300	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20 (m)	3,985
	United Rentals North America, Inc.,
2,750	7.375%, 05/15/20 (m)	2,984
2,295	7.625%, 04/15/22 (m)	2,549
2,230	8.250%, 02/01/21 (m)	2,420

		20,051

	Transportation Infrastructure — 0.4%
EUR 4,700	Atlantia S.p.A., (Italy), 2.875%, 02/26/21 (m)	5,915
GBP 3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17 (m)	5,890

		11,805

	Total Industrials	93,063

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	127

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Information Technology — 3.1%
	Communications Equipment — 0.4%
	Alcatel-Lucent USA, Inc.,
200	4.625%, 07/01/17 (e) (m)	207
39	6.450%, 03/15/29 (m)	39
200	6.750%, 11/15/20 (e) (m)	214
	Avaya, Inc.,
3,210	7.000%, 04/01/19 (e) (m)	3,242
134	10.500%, 03/01/21 (e) (m)	117
4,565	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	5,718
375	Goodman Networks, Inc., 12.125%, 07/01/18 (m)	367

		9,904

	Electronic Equipment, Instruments & Components — 0.4%
800	Belden, Inc., 5.500%, 09/01/22 (e) (m)	820
EUR 3,200	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19 (m)	3,818
EUR 3,800	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20 (m)	4,453
400	Viasystems, Inc., 7.875%, 05/01/19 (e) (m)	422

		9,513

	IT Services — 0.6%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e) (m)	499
	First Data Corp.,
2,476	6.750%, 11/01/20 (e) (m)	2,656
3,100	8.250%, 01/15/21 (e) (m)	3,325
203	11.750%, 08/15/21 (m)	236
300	12.625%, 01/15/21 (m)	358
7,400	8.750% (cash), 01/15/22 (e) (m) (v)	7,992
	SunGard Data Systems, Inc.,
491	7.375%, 11/15/18 (m)	511
1,500	7.625%, 11/15/20 (m)	1,603

		17,180

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19 (m)	65
200	7.750%, 08/01/20 (m)	198
4,850	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	5,068
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e) (m)	54
	Micron Technology, Inc.,
154	5.250%, 08/01/23 (e) (m)	158
400	5.500%, 02/01/25 (e) (m)	410

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e) (m)	203
3,000	5.750%, 02/15/21 (e) (m)	3,180

		9,336

	Software — 1.1%
	Audatex North America, Inc.,
3,507	6.000%, 06/15/21 (e) (m)	3,726
27	6.125%, 11/01/23 (e) (m)	29
2,000	Epicor Software Corp., 8.625%, 05/01/19 (m)	2,100
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (m) (v)	2,264
5,045	Infor U.S., Inc., 9.375%, 04/01/19 (m)	5,417
6,495	Microsoft Corp., 2.700%, 02/12/25	6,522
	Oracle Corp.,
3,000	4.300%, 07/08/34 (m)	3,170
5,205	4.500%, 07/08/44 (m)	5,852

		29,080

	Technology Hardware, Storage & Peripherals — 0.2%
6,720	Apple, Inc., 3.450%, 02/09/45 (m)	6,350
	NCR Corp.,
33	5.000%, 07/15/22 (m)	33
10	5.875%, 12/15/21 (m)	10
30	6.375%, 12/15/23 (m)	32

		6,425

	Total Information Technology	81,438

	Materials — 3.6%
	Chemicals — 1.1%
3,455	Ashland, Inc., 4.750%, 08/15/22 (m)	3,534
500	Axiall Corp., 4.875%, 05/15/23 (m)	509
2,810	Hexion U.S. Finance Corp., 6.625%, 04/15/20 (m)	2,683
2,460	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18 (m)	2,073
	Huntsman International LLC,
5,550	4.875%, 11/15/20 (m)	5,710
2,000	8.625%, 03/15/21 (m)	2,153
	Ineos Finance plc, (United Kingdom),
4,255	7.500%, 05/01/20 (e) (m)	4,515
2,960	8.375%, 02/15/19 (e) (m)	3,157
500	PolyOne Corp., 5.250%, 03/15/23 (m)	522
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e) (m)	371

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
2,730	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (m)	2,894
1,872	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19 (m)	1,947

		30,068

	Construction Materials — 0.5%
1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e) (m)	1,494
725	Cemex Finance LLC, 9.375%, 10/12/22 (e) (m)	825
EUR 7,400	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20 (m)	9,917
90	U.S. Concrete, Inc., 8.500%, 12/01/18 (m)	95

		12,331

	Containers & Packaging — 0.9%
	Ardagh Packaging Finance plc, (Ireland),
3,500	9.125%, 10/15/20 (e) (m)	3,754
EUR 4,000	Reg. S, 9.250%, 10/15/20 (m)	4,778
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.241%, 12/15/19 (e) (m)	1,965
340	Berry Plastics Corp., 9.750%, 01/15/21 (m)	379
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e) (m)	85
570	6.000%, 06/15/17 (e) (m)	576
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20 (m)	1,205
350	7.125%, 04/15/19 (m)	363
225	8.500%, 05/15/18 (m)	232
4,560	9.000%, 04/15/19 (m)	4,777
2,500	9.875%, 08/15/19 (m)	2,678
3,090	Sealed Air Corp., 8.375%, 09/15/21 (e) (m)	3,496

		24,288

	Metals & Mining — 0.9%
415	AK Steel Corp., 8.750%, 12/01/18 (m)	446
250	Aleris International, Inc., 7.875%, 11/01/20 (m)	245
2,400	Allegheny Technologies, Inc., 6.125%, 08/15/23 (m)	2,571
	ArcelorMittal, (Luxembourg),
500	7.000%, 02/25/22 (m)	564

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
1,310	10.600%, 06/01/19 (m)	1,618
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e) (m)	154
356	Coeur Mining, Inc., 7.875%, 02/01/21 (m)	319
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e) (m)	152
163	7.000%, 02/15/21 (e) (m)	151
4,294	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e) (m)	4,058
	Freeport-McMoRan, Inc.,
3,700	4.000%, 11/14/21 (m)	3,563
485	5.450%, 03/15/43 (m)	426
	Glencore Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e) (m)	1,988
1,835	5.550%, 10/25/42 (e) (m)	1,977
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e) (m)	4,044
610	Hecla Mining Co., 6.875%, 05/01/21 (m)	549
171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20 (m)	175
90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e) (m)	93
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e) (m)	267
230	7.875%, 11/01/22 (e) (m)	238
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e) (m)	505
113	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e) (m)	118
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19 (m)	131

		24,352

	Paper & Forest Products — 0.2%
EUR 3,400	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 5.125%, 09/15/18 (m)	4,242

	Total Materials	95,281

	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 4.2%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e) (m)	206
384	6.625%, 02/15/23 (e) (m)	400
	Altice Finco S.A., (Luxembourg),
200	7.625%, 02/15/25 (e) (m)	208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
200	8.125%, 01/15/24 (e) (m)	207
8,130	AT&T, Inc., 4.800%, 06/15/44 (m)	8,222
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.250%, 03/15/21 (m)	1,030
3,575	6.500%, 04/30/21 (m)	3,763
500	6.625%, 01/31/22 (m)	536
330	7.000%, 01/15/19 (m)	343
680	7.250%, 10/30/17 (m)	708
3,805	7.375%, 06/01/20 (m)	4,072
745	8.125%, 04/30/20 (m)	781
	CenturyLink, Inc.,
1,650	Series T, 5.800%, 03/15/22 (m)	1,753
2,560	Series W, 6.750%, 12/01/23 (m)	2,891
	Cincinnati Bell, Inc.,
220	8.375%, 10/15/20 (m)	234
26	8.750%, 03/15/18 (m)	27
EUR 2,200	Eileme 2 AB, (Sweden), Reg. S, 11.750%, 01/31/20 (m)	2,807
1,788	Embarq Corp., 7.995%, 06/01/36 (m)	2,092
	Frontier Communications Corp.,
2,500	6.875%, 01/15/25 (m)	2,506
792	9.250%, 07/01/21 (m)	925
3,000	GCI, Inc., 8.625%, 11/15/19 (m)	3,139
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,325	5.500%, 08/01/23 (m)	1,254
3,200	6.625%, 12/15/22 (e) (m)	3,128
1,715	7.250%, 04/01/19 (m)	1,775
2,400	7.250%, 10/15/20 (m)	2,496
2,750	7.500%, 04/01/21 (m)	2,880
	Intelsat Luxembourg S.A., (Luxembourg),
400	6.750%, 06/01/18 (e) (m)	393
700	7.750%, 06/01/21 (m)	648
434	Level 3 Communications, Inc., 5.750%, 12/01/22 (m)	446
	Level 3 Financing, Inc.,
1,394	5.375%, 08/15/22 (m)	1,442
445	6.125%, 01/15/21 (m)	471
2,671	8.125%, 07/01/19 (m)	2,828
1,000	8.625%, 07/15/20 (m)	1,090
30	VAR, 3.826%, 01/15/18 (m)	31
	Qwest Capital Funding, Inc.,
298	6.875%, 07/15/28 (m)	305
156	7.750%, 02/15/31 (m)	162
3,720	Sprint Capital Corp., 8.750%, 03/15/32 (m)	3,929

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
EUR 4,200	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22 (m)	5,143
750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e) (m)	785
1,905	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e) (m)	2,086
1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e) (m)	1,896
	Verizon Communications, Inc.,
6,695	3.500%, 11/01/24 (m)	6,848
2,005	3.850%, 11/01/42 (m)	1,833
2,260	4.862%, 08/21/46 (e) (m)	2,398
3,000	6.550%, 09/15/43 (m)	3,943
7,565	VAR, 1.771%, 09/15/16 (m)	7,695
GBP 3,100	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21 (m)	5,097
EUR 2,900	Wind Acquisition Finance S.A., (Luxembourg), 4.000%, 07/15/20 (e) (m)	3,301
	Windstream Corp.,
1,250	7.500%, 04/01/23 (m)	1,228
840	7.750%, 10/15/20 (m)	869
5,230	7.750%, 10/01/21 (m)	5,283
	Zayo Group LLC/Zayo Capital, Inc.,
510	6.000%, 04/01/23 (e) (m)	520
335	10.125%, 07/01/20 (m)	379

		109,432

	Wireless Telecommunication Services — 0.7%
EUR 2,200	Matterhorn Midco & Cy S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/20 (m)	2,610
732	NII Capital Corp., 7.625%, 04/01/21 (d) (m)	256
490	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (d) (e) (m)	469
200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e) (m)	204
	Sprint Communications, Inc.,
250	6.000%, 11/15/22 (m)	242
223	7.000%, 03/01/20 (e) (m)	247
151	7.000%, 08/15/20 (m)	155
450	9.000%, 11/15/18 (e) (m)	523
	Sprint Corp.,
98	7.125%, 06/15/24 (m)	97
234	7.250%, 09/15/21 (m)	239
9,559	7.875%, 09/15/23 (m)	9,870
	T-Mobile USA, Inc.,
357	5.250%, 09/01/18 (m)	371

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
327	6.125%, 01/15/22 (m)	344
243	6.464%, 04/28/19 (m)	252
30	6.500%, 01/15/24 (m)	32
32	6.625%, 11/15/20 (m)	34
225	6.625%, 04/01/23 (m)	238
1,622	6.633%, 04/28/21 (m)	1,725
1,137	6.731%, 04/28/22 (m)	1,211
128	6.836%, 04/28/23 (m)	137
200	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e) (m)	209

		19,465

	Total Telecommunication Services	128,897

	Utilities — 2.1%
	Electric Utilities — 1.1%
	Enel S.p.A., (Italy),
EUR2,544	VAR, 6.500%, 01/10/74 (m)	3,248
GBP 2,388	VAR, 7.750%, 09/10/75 (m)	4,212
5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e) (m)	5,623
EUR 5,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S, 3.875%, 01/17/23 (m)	7,092
3,205	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42 (m)	3,311
3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43 (m)	3,363
1,035	Southern California Edison Co., Series C, 3.600%, 02/01/45 (m)	1,041

		27,890

	Gas Utilities — 0.1%
3,295	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	2,987

	Independent Power & Renewable Electricity Producers — 0.2%
	Calpine Corp.,
601	5.375%, 01/15/23 (m)	610
599	5.750%, 01/15/25 (m)	611
1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20 (m)	1,483
750	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	761
	NRG Energy, Inc.,
800	7.875%, 05/15/21 (m)	870
1,000	8.250%, 09/01/20 (m)	1,066

		5,401

	Multi-Utilities — 0.7%
3,035	Berkshire Hathaway Energy Co., 4.500%, 02/01/45 (m)	3,344

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
10,395	Dominion Resources, Inc., 3.625%, 12/01/24 (m)	10,792
GBP1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73 (m)	3,083
2,360	Sempra Energy, 2.875%, 10/01/22 (m)	2,364

		19,583

	Total Utilities	55,861

	Total Corporate Bonds (Cost $1,198,568)	1,178,023

Foreign Government Securities — 6.9%
JPY3,600,000	Government of Japan, (Japan), Series 26, 2.400%, 03/20/37 (m)	36,669
EUR20,700	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24 (m)	28,137
HUF6,000,000	Republic of Hungary, (Hungary), 5.500%, 06/24/25 (m)	27,215
IDR 285,000,000	Republic of Indonesia, (Indonesia), 9.000%, 03/15/29 (m)	25,689
ZAR136,300	Republic of South Africa, (South Africa), 8.750%, 02/28/48	12,336
EUR31,000	Spain Government Bond, (Spain), 2.750%, 10/31/24 (e) (m)	39,326
MXN165,000	United Mexican States, (Mexico), Series M, 7.750%, 05/29/31	12,918

	Total Foreign Government Securities (Cost $186,417)	182,290

Mortgage Pass-Through Securities — 4.5%
	Federal National Mortgage Association, 30 Year, Single Family,
44,700	TBA, 3.000%, 03/25/45	45,535
28,000	TBA, 3.500%, 04/25/45	29,266
41,375	3.500%, 03/25/45	43,362

	Total Mortgage Pass-Through Securities (Cost $118,541)	118,163

Municipal Bonds — 2.9% (t)
	New York — 0.2%
4,605	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/29	5,514

	Utah — 0.7%
14,075	Utah Transit Authority, Sales Tax, Series A, Rev., 5.000%, 06/15/30 (w)	16,982

	Virginia — 1.2%
26,400	Virginia Public School Authority, School Financing, Series A, Rev., 5.000%, 08/01/27	32,532

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	131

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Washington — 0.8%
17,750	State of Washington, Various Purpose, Series R-2015E, GO, 5.000%, 07/01/29	21,241

	Total Municipal Bonds (Cost $77,196)	76,269

Preferred Securities — 4.6% (x)
	Financials — 4.0%
	Banks — 2.4%
	Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR 1,800	Reg. S, VAR, 7.000%, 02/19/19 (m)	2,080
10,600	VAR, 9.000%, 05/09/18 (m)	11,554
	Bank of America Corp.,
1,185	Series V, VAR, 5.125%, 06/17/19 (m)	1,167
2,975	Series X, VAR, 6.250%, 09/05/24 (m)	3,061
460	Series Z, VAR, 6.500%, 10/23/24 (m)	487
565	Series K, VAR, 8.000%, 01/30/18	603
EUR2,250	BNP Paribas S.A., (France), Reg. S, VAR, 7.781%, 07/02/18 (m)	2,921
200	Citigroup, Inc., VAR, 5.950%, 01/30/23 (m)	203
	Credit Agricole S.A., (France),
310	VAR, 6.625%, 09/23/19 (e) (m)	308
GBP 2,200	VAR, 8.125%, 10/26/19 (m)	3,897
EUR3,900	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20 (m)	4,464
8,175	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24 (m)	8,406
EUR2,750	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19 (m)	3,112
5,100	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24 (m)	5,342
	Skandinaviska Enskilda Banken AB, (Sweden),
6,600	VAR, 5.750%, 05/13/20 (m)	6,715
EUR2,700	VAR, 7.092%, 12/21/17 (m)	3,437
5,838	Wells Fargo & Co., VAR, 5.875%, 06/15/25 (m)	6,144

		63,901

	Capital Markets — 0.7%
3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e) (m)	3,483
7,750	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19 (m)	8,002
575	Morgan Stanley, VAR, 5.450%, 07/15/19 (m)	588
EUR4,900	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15 (m)	5,497

		17,570

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Diversified Financial Services — 0.6%
GBP 8,585		HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18 (m)	14,214
GBP 1,600		Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19 (m)	2,501

			16,715

		Insurance — 0.3%
GBP 1,600		Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17 (m)	2,666
GBP759		Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27 (m)	1,377
1,225		Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e) (m)	1,286
GBP 1,500		Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19 (m)	2,591

			7,920

		Thrifts & Mortgage Finance — 0.0% (g)
EUR 1,400		BPCE S.A., (France), VAR, 9.000%, 03/17/15 (m)	1,571

		Total Financials	107,677

		Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.4%
EUR 7,100		Orange S.A., (France), VAR, 5.250%, 02/07/24 (m)	9,339

		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR 1,700		VAR, 4.200%, 12/04/19 (m)	2,024
EUR200		VAR, 5.875%, 03/31/24 (m)	261
EUR 2,500		VAR, 6.500%, 09/18/18 (m)	3,165
EUR300		VAR, 7.625%, 09/18/21 (m)	417

			5,867

		Total Telecommunication Services	15,206

		Total Preferred Securities (Cost $126,877)	122,883

SHARES

Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
—	(h)	Ally Financial, Inc., Series G, 7.000%, 04/01/15 (e) @	249

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 @ ($1000 par value)	340

		Total Preferred Stocks (Cost $583)	589

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 1.5%
	Consumer Discretionary — 0.3%
	Diversified Consumer Services — 0.0% (g)
644	Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19 (m)	638

	Hotels, Restaurants & Leisure — 0.0% (g)
792	Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 (m)	790

	Media — 0.2%
400	iHeartCommunications, Inc., Term Loan D, VAR, 6.922%, 01/30/19	383
949	iHeartCommunications, Inc., Extended Term Loan E, VAR, 7.672%, 07/30/19	917
423	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19 (m)	424
182	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16 (m)	135
922	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20 (m)	921
30	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17 (m)	30
995	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20 (m)	992
1,234	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 (m)	1,232
150	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 (m)	149

		5,183

	Multiline Retail — 0.1%
1,234	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18 (m)	1,224

	Specialty Retail — 0.0% (g)
102	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 (m)	96
636	Petsmart, Inc. Term Loan B, VAR, 02/09/22 ^	641

		737

	Total Consumer Discretionary	8,572

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
990	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17 (m)	989
1,269	Albertsons LLC, Term Loan B-2, VAR, 5.375%, 03/21/19 (m)	1,276
643	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	644

		2,909

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 0.1%
873	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 (m)	871
1,068	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20 (m)	1,068
1,761	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.000%, 04/29/20 (m)	1,750

		3,689

	Total Consumer Staples	6,598

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
395	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 (m)	313
391	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21 (m)	316
406	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18 (m)	317

		946

	Oil, Gas & Consumable Fuels — 0.1%
460	Fieldwood Energy LLC, 2nd Lien Closing Date Term Loan, VAR, 8.375%, 09/30/20 (m)	352
746	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19 (m)	739

		1,091

	Total Energy	2,037

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
128	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18 (m)	126

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20 (m)	20
615	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^	583
400	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22 (m)	391

		994

	Insurance — 0.0% (g)
258	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20 (m)	256

	Total Financials	1,376

	Health Care — 0.2%
	Health Care Equipment & Supplies — 0.1%
84	Biomet, Inc., Term Loan B-2, VAR, 3.671%, 07/25/17 (m)	83

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	133

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Equipment & Supplies — continued
377	Mallinckrodt International Finance S.A., Term Loan B-1, VAR, 3.250%, 03/19/21 (m)	375
449	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21 (m)	448

		906

	Health Care Providers & Services — 0.1%
1,087	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19 (m)	1,079
348	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21 (m)	348
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18 (m)	821
685	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 (m)	679

		2,927

	Life Sciences Tools & Services — 0.0% (g)
346	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 (m)	345

	Pharmaceuticals — 0.0% (g)
426	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19 (m)	424

	Total Health Care	4,602

	Industrials — 0.2%
	Airlines — 0.1%
886	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18 (m)	886
990	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19 (m)	986

		1,872

	Commercial Services & Supplies — 0.1%
393	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20 (m)	389
101	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.000%, 11/06/20 (m)	100
462	Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21 (m)	460
350	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21 (m)	348

		1,297

	Industrial Conglomerates — 0.0% (g)
200	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19 (m)	191

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — 0.0% (g)
408	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21 (m)	340
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18 (m)	450

		790

	Trading Companies & Distributors — 0.0% (g)
396	HD Supply, Inc., Term Loan, VAR, 4.000%, 06/28/18 (m)	395
134	SunSource Holdings, Inc., Term Loan, VAR, 6.000%, 02/12/21	133

		528

	Total Industrials	4,678

	Information Technology — 0.2%
	Communications Equipment — 0.1%
1,675	Avaya, Inc., Tlb3 Extending Tranche, VAR, 4.672%, 10/26/17 (m)	1,627

	Electronic Equipment, Instruments & Components — 0.1%
1,898	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 (m)	1,905

	IT Services — 0.0% (g)
1,500	First Data Corp., 2021 Dollar Term Loan, VAR, 4.172%, 03/24/21 (m)	1,503

	Semiconductors & Semiconductor Equipment — 0.0% (g)
148	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21 (m)	149

	Total Information Technology	5,184

	Materials — 0.1%
	Chemicals — 0.0% (g)
345	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21 (m)	345
324	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19 (m)	323

		668

	Construction Materials — 0.0% (g)
66	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21 (m)	66
142	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20 (m)	141

		207

	Containers & Packaging — 0.1%
278	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19 (m)	277

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Containers & Packaging — continued
634	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21 (m)	620

		897

	Metals & Mining — 0.0% (g)
546	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19 (m)	521

	Total Materials	2,293

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
444	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20 (m)	444
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 (m)	800
297	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21 (m)	296
148	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19 (m)	148

	Total Telecommunication Services	1,688

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 0.1%
	Electric Utilities — 0.1%
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d) (m)	1,597

	Total Loan Assignments (Cost $39,810)	38,625

SHARES
Short-Term Investment — 5.4%
	Investment Company — 5.4%
142,240	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) † (Cost $142,240)	142,240

	Total Investments — 101.4% (Cost $2,701,684)	2,679,453
	Liabilities in Excess of Other Assets — (1.4)% (c)	(36,765)

	NET ASSETS — 100.0%	$2,642,688

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	Euro Bobl	03/06/15	1,908	24
60	U.S. Long Bond	06/19/15	9,710	(32)
70	U.S. Ultra Bond	06/19/15	11,780	29
228	10 Year U.S. Treasury Note	06/19/15	29,138	96
23	Long Gilt	06/26/15	4,210	2
28	5 Year U.S. Treasury Note	06/30/15	3,340	7

	Short Futures Outstanding
(142)	Euro Bobl	03/06/15	(20,845)	(280)
(564)	Euro Bund	03/06/15	(100,642)	(4,295)
(1,877)	10 Year U.S. Treasury Note	06/19/15	(239,875)	(804)
(15)	U.S. Ultra Bond	06/19/15	(2,524)	(5)
(8)	Long Gilt	06/26/15	(1,464)	(2)
(58)	Short Gilt	06/26/15	(9,301)	4
(8,127)	5 Year U.S. Treasury Note	06/30/15	(969,399)	(2,049)

				(7,305)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	135

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,339	GBP
11,471	for EUR	Goldman Sachs International	03/16/15	12,839	#	12,873	34
14,457	AUD	Credit Suisse International	03/16/15	11,210		11,288	78
2,681	EUR	Barclays Bank plc	03/16/15	3,120		3,001	(119)
109	EUR	Citibank, N.A.	03/16/15	128		122	(6)
13,476	EUR	Credit Suisse International	03/16/15	15,239		15,083	(156)
3,259	EUR	Deutsche Bank AG	03/16/15	3,736		3,647	(89)
4,571	EUR	Goldman Sachs International	03/16/15	5,134		5,116	(18)
3,720	EUR	HSBC Bank, N.A.	03/16/15	4,232		4,163	(69)
3,053	EUR	Westpac Banking Corp.	03/16/15	3,508		3,417	(91)
1,959	GBP	Australia and New Zealand Banking Group Limited	03/16/15	2,964		3,024	60
389	GBP	Barclays Bank plc	03/16/15	589		600	11
2,438	GBP	Goldman Sachs International	03/16/15	3,756		3,764	8
87	GBP	HSBC Bank, N.A.	03/16/15	130		134	4
1,492	GBP	Standard Chartered Bank	03/16/15	2,254		2,303	49
4,104	GBP	Westpac Banking Corp.	03/16/15	6,225		6,334	109
194,182	MXN	Goldman Sachs International	03/17/15	13,279		12,995	(284)
1,345	TRY	Barclays Bank plc	03/16/15	580		534	(46)
427	TRY	Goldman Sachs International	03/16/15	170		170	— (h)
62,229	TRY	Union Bank of Switzerland AG	03/16/15	25,418		24,718	(700)
				114,511		113,286	(1,225)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,775	AUD	Australia and New Zealand Banking Group Limited	03/16/15	7,827	7,631	196
29,150	AUD	Morgan Stanley	03/16/15	23,425	22,759	666
9,982	AUD	Westpac Banking Corp.	03/16/15	8,062	7,794	268
1,601	EUR	Australia and New Zealand Banking Group Limited	03/16/15	1,801	1,792	9
787	EUR	Barclays Bank plc	03/16/15	890	880	10
199	EUR	BNP Paribas	03/16/15	225	222	3
244	EUR	Citibank, N.A.	03/16/15	273	272	1
151,665	EUR	Credit Suisse International	03/16/15	179,197	169,748	9,449
103,013	EUR	Deutsche Bank AG	03/16/15	122,001	115,295	6,706
3,968	EUR	HSBC Bank, N.A.	03/16/15	4,467	4,441	26
5,600	EUR	Royal Bank of Canada	03/16/15	6,336	6,268	68
833	EUR	State Street Corp.	03/16/15	987	933	54
2,875	EUR	TD Bank Financial Group	03/16/15	3,256	3,218	38
83,083	EUR	Union Bank of Switzerland AG	03/16/15	98,011	92,989	5,022
762	EUR	Westpac Banking Corp.	03/16/15	865	853	12
140	GBP	Citibank, N.A.	03/16/15	215	215	— (h)
9,109	GBP	Goldman Sachs International	03/16/15	13,804	14,062	(258)
124	GBP	HSBC Bank, N.A.	03/16/15	191	191	— (h)
704	GBP	Royal Bank of Canada	03/16/15	1,073	1,087	(14)
75	GBP	Standard Chartered Bank	03/16/15	113	115	(2)
52,216	GBP	Union Bank of Switzerland AG	03/16/15	78,946	80,605	(1,659)

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,231	GBP	Westpac Banking Corp.	03/16/15	3,374	3,444	(70)
7,415,935	HUF	Westpac Banking Corp.	03/16/15	27,271	27,387	(116)
4,500,693	JPY	HSBC Bank, N.A.	03/16/15	38,276	37,630	646
194,182	MXN	State Street Corp.	03/17/15	13,250	12,995	255
64,002	TRY	Credit Suisse International	03/16/15	26,034	25,422	612
				660,170	638,248	21,922

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at February 28, 2015 of the currency being sold, and the value at February 28, 2015 is the U.S. dollar market value of the currency being purchased.

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED[4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	1.046%	4,000	(476)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	0.758	1,000	(117)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.378	2,825	(55)	(215)

					(648)	99

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	137

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
COP	— Colombian Peso
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

ILS	— Israeli Shekel
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MLP	— Master Limited Partnership
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
SPDR	— Standard & Poor’s Depositary Receipts

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
TBA	— To Be Announced

THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.
ZAR	— South African Rand

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Strategic Income Opportunities Fund	$44,050
	Unconstrained Debt Fund	670

††	— Non-deliverable forward. See Note 2.F.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of February 28, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2015.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(d)	— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(w)	— When issued security.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 28, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	139

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$1,454,406	$21,755		$854,022
Investments in affiliates, at value	99,778	559		39,964

Total investment securities, at value	1,554,184	22,314		893,986
Cash	716	—		—
Foreign currency, at value	855	—		282
Deposits at broker for futures contracts	268	—		—
Due from custodian	—	54		4,061
Receivables:
Investment securities sold	7,252	—		10,738
Fund shares sold	39,218	—		2,196
Interest and dividends from non-affiliates	12,834	318		13,636
Dividends from affiliates	4	—	(a)	1
Variation margin on futures contracts	151	2		—
Unrealized appreciation on forward foreign currency exchange contracts	306	11		6,677
Outstanding swap contracts, at value	—	6		—
Due from Adviser	—	7		—

Total Assets	1,615,788	22,712		931,577

LIABILITIES:
Payables:
Due to custodian	—	1		—
Investment securities purchased	49,600	279		13,345
Fund shares redeemed	95	—		2,746
Variation margin on futures contracts	—	—		41
Unrealized depreciation on forward foreign currency exchange contracts	97	—		7,357
Accrued liabilities:
Investment advisory fees	224	—		366
Administration fees	65	—		20
Shareholder servicing fees	—	4		23
Distribution fees	17	—	(a)	24
Custodian and accounting fees	22	20		1
Collateral management fees	1	—	(a)	4
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)	—
Audit fees	72	66		63
Other	57	2		87

Total Liabilities	50,252	372		24,077

Net Assets	$1,565,536	$22,340		$907,500

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$1,529,830	$21,964	$1,003,368
Accumulated undistributed (distributions in excess of) net investment income	6,436	51	6,599
Accumulated net realized gains (losses)	3,099	(200)	(108,412)
Net unrealized appreciation (depreciation)	26,171	525	5,945

Total Net Assets	$1,565,536	$22,340	$907,500

Net Assets:
Class A	$105,079	$55	$92,832
Class C	108	55	11,873
Class R5	—	—	638
Class R6	1,441,786	55	621,271
Select Class	18,563	22,175	180,886

Total	$1,565,536	$22,340	$907,500

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	10,311	5	11,357
Class C	11	5	1,457
Class R5	—	—	77
Class R6	141,245	6	75,749
Select Class	1,819	2,174	22,103

Net Asset Value (a):
Class A — Redemption price per share	$10.19	$10.19	$8.17
Class C — Offering price per share (b)	10.19	10.20	8.15
Class R5 — Offering and redemption price per share	—	—	8.25
Class R6 — Offering and redemption price per share	10.21	10.20	8.20
Select Class — Offering and redemption price per share	10.21	10.20	8.18
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.59	$10.59	$8.49

Cost of investments in non-affiliates	$1,427,256	$21,237	$847,201
Cost of investments in affiliates	99,778	559	39,964
Cost of foreign currency	863	—	283
Premiums paid on swaps	—	7	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	141

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund		Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$174,150		$12,027,971	$462,282	$2,537,213
Investments in affiliates, at value	6,356		10,275,874	153,347	141,570
Investments in affiliates — restricted, at value	—		44,050	—	670

Total investment securities, at value	180,506		22,347,895	615,629	2,679,453
Restricted cash	—		8,550	—	—
Cash	26		—	—	480
Foreign currency, at value	173		2,044	61	3,439
Deposits at broker for futures contracts	181		—	—	13,828
Due from custodian	—		32,711	291	—
Receivables:
Investment securities sold	2,832		33,935	444	25,973
Investment securities sold — delayed delivery securities	—		766,661	8,731	167,663
Fund shares sold	21		38,671	2,703	32,246
Interest and dividends from non-affiliates	266		149,724	3,388	25,894
Dividends from affiliates	—	(a)	321	5	9
Tax reclaims	—		380	—	105
Variation margin on futures contracts	27		710	—	—
Variation Margin on Centrally Cleared Swaps	—		2,386	16	—
Unrealized appreciation on forward foreign currency exchange contracts	115		57,437	346	24,394
Outstanding swap contracts, at value	24		62,340	685	—
Other assets	—		—	25	—

Total Assets	184,171		23,503,765	632,324	2,973,484

LIABILITIES:
Payables:
Due to custodian	—		4,868	612	—
Investment securities purchased	3,820		391,668	15,121	24,978
Investment securities purchased — delayed delivery securities	—		843,708	124,994	296,018
Fund shares redeemed	3		40,449	286	2,735
Variation margin on futures contracts	—		—	4	1,292
Unrealized depreciation on forward foreign currency exchange contracts	9		55,687	333	3,697
Outstanding swap contracts, at value	—		100,157	960	648
Accrued liabilities:
Investment advisory fees	33		3,910	53	654
Administration fees	2		373	28	41
Shareholder servicing fees	15		3,341	19	443
Distribution fees	8		1,508	57	32
Custodian and accounting fees	29		349	28	110
Collateral management fees	4		29	16	8
Trustees’ and Chief Compliance Officer’s fees	—	(a)	3	1	—	(a)
Other	83		2,402	153	140

Total Liabilities	4,006		1,448,452	142,665	330,796

Net Assets	$180,165		$22,055,313	$489,659	$2,642,688

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$176,720	$22,050,683	$479,947	$2,664,362
Accumulated undistributed (distributions in excess of) net investment income	(1,382)	31,846	444	33,071
Accumulated net realized gains (losses)	(1,555)	(161,504)	1,396	(45,092)
Net unrealized appreciation (depreciation)	6,382	134,288	7,872	(9,653)

Total Net Assets	$180,165	$22,055,313	$489,659	$2,642,688

Net Assets:
Class A	$11,251	$2,651,180	$180,588	$149,587
Class C	9,564	1,709,941	39,361	4,941
Class R2	—	—	1,799	59
Class R5	—	589,578	8,543	2,604
Class R6	—	—	50,968	314,560
Institutional Class	157,804	—	—	—
Select Class	1,546	17,104,614	208,400	2,170,937

Total	$180,165	$22,055,313	$489,659	$2,642,688

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,134	225,495	17,813	14,725
Class C	983	145,803	3,894	489
Class R2	—	—	177	6
Class R5	—	49,983	841	255
Class R6	—	—	5,019	30,892
Institutional Class	15,709	—	—	—
Select Class	154	1,451,439	20,509	213,358

Net Asset Value (a):
Class A — Redemption price per share	$9.92	$11.76	$10.14	$10.16
Class C — Offering price per share (b)	9.73	11.73	10.11	10.11
Class R2 — Offering and redemption price per share	—	—	10.14	10.15
Class R5 — Offering and redemption price per share	—	11.80	10.16	10.19
Class R6 — Offering and redemption price per share	—	—	10.16	10.18
Institutional Class — Offering and redemption price per share	10.05	—	—	—
Select Class — Offering and redemption price per share	10.01	11.78	10.16	10.18
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.31	$12.22	$10.54	$10.56

Cost of investments in non-affiliates	$167,868	$11,921,264	$451,904	$2,559,444
Cost of investments in affiliates	6,356	10,275,874	153,347	141,570
Cost of investments in affiliates—restricted	—	44,050	—	670
Cost of foreign currency	176	2,045	62	3,437
Premiums paid on swaps	—	108,217	3,589	356
Premiums received on swaps	—	151,625	1,259	455

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	143

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$28,902	$1,190	$51,393
Interest income from affiliates	—	—	14
Dividend income from non-affiliates	151	—	—
Dividend income from affiliates	10	— (a)	10
Foreign taxes withheld	(28)	—	—

Total investment income	29,035	1,190	51,417

EXPENSES:
Investment advisory fees	2,414	153	6,313
Administration fees	664	18	744
Distribution fees:
Class A	171	— (a)	248
Class C	— (a)	1	96
Shareholder servicing fees:
Class A	171	— (a)	248
Class C	— (a)	— (a)	32
Class R5	—	—	— (a)
Select Class	37	55	385
Custodian and accounting fees	89	58	109
Interest expense to affiliates	— (a)	—	2
Professional fees	135	116	124
Collateral management fees	1	— (a)	4
Trustees’ and Chief Compliance Officer’s fees	8	— (a)	8
Printing and mailing costs	38	11	40
Registration and filing fees	99	49	103
Transfer agent fees	175	3	268
Offering costs	—	14	—
Other	25	7	30

Total expenses	4,027	485	8,754

Less fees waived	(561)	(169)	(1,177)
Less expense reimbursements	(44)	(97)	(52)

Net expenses	3,422	219	7,525

Net investment income (loss)	25,613	971	43,892

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	6,830	37	(58,178)
Futures	870	(70)	(1,953)
Foreign currency transactions	5,655	15	5,455
Options written	—	—	580
Swaps	(593)	(6)	(17)

Net realized gain (loss)	12,762	(24)	(54,113)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	21,333	(4)	2,149
Futures	(822)	— (a)	(59)
Foreign currency translations	414	11	(1,637)
Options Written	—	—	(41)
Swaps	327	(1)	16

Change in net unrealized appreciation/depreciation	21,252	6	428

Net realized/unrealized gains (losses)	34,014	(18)	(53,685)

Change in net assets resulting from operations	$59,627	$953	$(9,793)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$299	$590,788	$9,106	$87,688
Interest income from affiliates	—	3	—	—
Dividend income from non-affiliates	—	4,529	—	32
Dividend income from affiliates	1	3,005	26	78
Foreign taxes withheld	(10)	—	— (a)	(88)

Total investment income	290	598,325	9,132	87,710

EXPENSES:
Investment advisory fees	417	115,564	927	10,919
Administration fees	98	21,213	255	2,003
Distribution fees:
Class A	33	10,645	251	340
Class C	85	14,001	164	30
Class R2	—	—	1	— (a)
Shareholder servicing fees:
Class A	33	10,645	251	340
Class C	29	4,667	55	10
Class R2	—	—	1	— (a)
Class R5	—	272	2	2
Institutional Class	93	—	—	—
Select Class	4	47,532	406	5,252
Custodian and accounting fees	72	1,084	114	334
Interest expense to affiliates	— (a)	5	— (a)	2
Professional fees	71	345	148	135
Collateral management fees	4	29	16	8
Trustees’ and Chief Compliance Officer’s fees	1	255	3	22
Printing and mailing costs	6	2,041	32	137
Registration and filing fees	53	1,054	132	126
Transfer agent fees	37	11,431	124	123
Other	11	1,703	28	47

Total expenses	1,047	242,486	2,910	19,830

Less fees waived	(322)	(57,480)	(931)	(2,554)
Less earnings credits	—	(1)	—	(1)
Less expense reimbursements	—	(99)	(44)	— (a)

Net expenses	725	184,906	1,935	17,275

Net investment income (loss)	(435)	413,419	7,197	70,435

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	222	111,972	3,452	12,985
Futures	(1,035)	(154,974)	751	(41,850)
Foreign currency transactions	1,069	25,824	98	60,626
Options written	—	4,276	21	—
Swaps	(210)	(132,605)	(715)	(2,071)

Net realized gain (loss)	46	(145,507)	3,607	29,690

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	2,215	(280,649)	2,865	(77,985)
Futures	25	(3,745)	(122)	(2,651)
Foreign currency translations	138	7,248	41	25,990
Options Written	—	(898)	(3)	—
Swaps	— (a)	34,946	191	841

Change in net unrealized appreciation/depreciation	2,378	(243,098)	2,972	(53,805)

Net realized/unrealized gains (losses)	2,424	(388,605)	6,579	(24,115)

Change in net assets resulting from operations	$1,989	$24,814	$13,776	$46,320

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	145

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015	Period Ended February 28, 2014 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,613	$12,154	$971	$422
Net realized gain (loss)	12,762	(2,998)	(24)	155
Distributions of capital gains received from investment company affiliates	—	— (c)	—	—
Change in net unrealized appreciation/depreciation	21,252	4,919	6	519

Change in net assets resulting from operations	59,627	14,075	953	1,096

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,937)	(508)	(2)	(1)
From net realized gains	(126)	—	(1)	— (c)
Class C
From net investment income	(2)	(1)	(2)	(1)
From net realized gains	— (c)	—	— (c)	— (c)
Class R6
From net investment income	(22,919)	(9,962)	(3)	(1)
From net realized gains	(1,482)	—	(1)	— (c)
Select Class
From net investment income	(452)	(583)	(954)	(389)
From net realized gains	(24)	—	(253)	(65)

Total distributions to shareholders	(26,942)	(11,054)	(1,216)	(457)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	887,614	642,216	1,507	20,457

NET ASSETS:
Change in net assets	920,299	645,237	1,244	21,096
Beginning of period	645,237	—	21,096	—

End of period	$1,565,536	$645,237	$22,340	$21,096

Accumulated undistributed (distributions in excess of) net investment income	$6,436	$982	$51	$31

(a)	Commencement of operations was March 1, 2013.
(b)	Commencement of operations was September 4, 2013.
(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Emerging Markets Debt Fund		Real Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,892	$29,146	$(435)	$2,117
Net realized gain (loss)	(54,113)	(21,833)	46	(427)
Distributions of capital gains received from investment company affiliates	—	—	—	— (a)
Change in net unrealized appreciation/depreciation	428	(36,841)	2,378	(14,373)

Change in net assets resulting from operations	(9,793)	(29,528)	1,989	(12,683)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,744)	(3,399)	(136)	(259)
From net realized gains	—	—	(18)	(99)
Class C
From net investment income	(384)	(768)	(55)	(165)
From net realized gains	—	—	(16)	(97)
Class R5
From net investment income	(3)	(2,137)	—	—
Class R6
From net investment income	(27,653)	(16,246)	—	—
Institutional Class
From net investment income	—	—	(1,388)	(873)
From net realized gains	—	—	(201)	(391)
Select Class
From net investment income	(5,917)	(7,778)	(19)	(73)
From net realized gains	—	—	(3)	(15)

Total distributions to shareholders	(37,701)	(30,328)	(1,836)	(1,972)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	511,525	(139,573)	90,063	(80,026)

NET ASSETS:
Change in net assets	464,031	(199,429)	90,216	(94,681)
Beginning of period	443,469	642,898	89,949	184,630

End of period	$907,500	$443,469	$180,165	$89,949

Accumulated undistributed (distributions in excess of) net investment income	$6,599	$946	$(1,382)	$(15)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	147

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$413,419	$467,207	$7,197	$6,703
Net realized gain (loss)	(145,507)	112,886	3,607	2,029
Distributions of capital gains received from investment company affiliates	—	151	—	— (a)
Change in net unrealized appreciation/depreciation	(243,098)	(71,046)	2,972	(6,784)

Change in net assets resulting from operations	24,814	509,198	13,776	1,948

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(55,340)	(77,485)	(2,175)	(751)
From net realized gains	—	—	(1,096)	(341)
Class C
From net investment income	(17,190)	(25,023)	(339)	(291)
From net realized gains	—	—	(263)	(148)
Class R2 (b)
From net investment income	—	—	(5)	—
From net realized gains	—	—	(4)	—
Class R5
From net investment income	(10,004)	(8,172)	(97)	(38)
From net realized gains	—	—	(57)	(18)
Class R6 (b)
From net investment income	—	—	(510)	—
From net realized gains	—	—	(192)	—
Select Class
From net investment income	(305,764)	(325,403)	(3,620)	(5,539)
From net realized gains	—	—	(1,452)	(2,144)

Total distributions to shareholders	(388,298)	(436,083)	(9,810)	(9,270)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,214,537)	10,826,987	290,918	(52,962)

NET ASSETS:
Change in net assets	(3,578,021)	10,900,102	294,884	(60,284)
Beginning of period	25,633,334	14,733,232	194,775	255,059

End of period	$22,055,313	$25,633,334	$489,659	$194,775

Accumulated undistributed (distributions in excess of) net investment income	$31,846	$16,302	$444	$122

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Unconstrained Debt Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,435	$60,898
Net realized gain (loss)	29,690	(17,273)
Distributions of capital gains received from investment company affiliates	—	2
Change in net unrealized appreciation/depreciation	(53,805)	14,831

Change in net assets resulting from operations	46,320	58,458

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,577)	(1,253)
Class C
From net investment income	(152)	(14)
Class R2
From net investment income	(2)	(1)
Class R5
From net investment income	(109)	(2)
Class R6
From net investment income	(8,609)	(1,786)
Select Class
From net investment income	(86,144)	(39,953)

Total distributions to shareholders	(100,593)	(43,009)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	938,226	269,261

NET ASSETS:
Change in net assets	883,953	284,710
Beginning of period	1,758,735	1,474,025

End of period	$2,642,688	$1,758,735

Accumulated undistributed (distributions in excess of) net investment income	$33,071	$9,076

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	149

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015	Period Ended February 28, 2014 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$68,388	$69,110	$20	$50
Distributions reinvested	1,149	267	3	1
Cost of shares redeemed	(33,074)	(4,832)	(20)	—

Change in net assets resulting from Class A capital transactions	$36,463	$64,545	$3	$51

Class C
Proceeds from shares issued	$61	$60	$—	$50
Distributions reinvested	2	1	2	1
Cost of shares redeemed	(17)	—	—	—

Change in net assets resulting from Class C capital transactions	$46	$61	$2	$51

Class R6
Proceeds from shares issued	$829,314	$556,312	$—	$50
Distributions reinvested	24,401	9,932	4	1
Cost of shares redeemed	(6,468)	(3,666)	—	—

Change in net assets resulting from Class R6 capital transactions	$847,247	$562,578	$4	$51

Select Class
Proceeds from shares issued	$15,533	$42,543	$291	$19,850
Distributions reinvested	474	580	1,207	454
Cost of shares redeemed	(12,149)	(28,091)	—	—

Change in net assets resulting from Select Class capital transactions	$3,858	$15,032	$1,498	$20,304

Total change in net assets resulting from capital transactions	$887,614	$642,216	$1,507	$20,457

(a)	Commencement of operations was March 1, 2013.
(b)	Commencement of operations was September 4, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015		Period Ended February 28, 2014 (b)
SHARE TRANSACTIONS:
Class A
Issued	6,776	7,205	2		5
Reinvested	115	28	—	(c)	—	(c)
Redeemed	(3,312)	(501)	(2)		—

Change in Class A Shares	3,579	6,732	—	(c)	5

Class C
Issued	7	6	—		5
Reinvested	— (c)	— (c)	—	(c)	—	(c)
Redeemed	(2)	—	—		—

Change in Class C Shares	5	6	—	(c)	5

Class R6
Issued	82,074	56,735	—		5
Reinvested	2,437	1,028	1		—	(c)
Redeemed	(645)	(384)	—		—

Change in Class R6 Shares	83,866	57,379	1		5

Select Class
Issued	1,546	4,289	28		1,985
Reinvested	47	60	116		44
Redeemed	(1,208)	(2,915)	—		—

Change in Select Class Shares	385	1,434	144		2,029

(a)	Commencement of operations was March 1, 2013.
(b)	Commencement of operations was September 4, 2013.
(c)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	151

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$132,216	$52,936	$1,326	$2,872
Distributions reinvested	1,961	2,202	152	353
Cost of shares redeemed	(95,892)	(59,748)	(6,128)	(25,274)

Change in net assets resulting from Class A capital transactions	$38,285	$(4,610)	$(4,650)	$(22,049)

Class C
Proceeds from shares issued	$3,442	$4,662	$522	$1,707
Distributions reinvested	351	697	71	257
Cost of shares redeemed	(4,113)	(13,150)	(4,266)	(31,136)

Change in net assets resulting from Class C capital transactions	$(320)	$(7,791)	$(3,673)	$(29,172)

Class R5
Proceeds from shares issued	$594	$11,805	$—	$—
Distributions reinvested	3	2,137	—	—
Cost of shares redeemed	(179)	(66,284)	—	—

Change in net assets resulting from Class R5 capital transactions	$418	$(52,342)	$—	$—

Class R6
Proceeds from shares issued	$810,665	$169,147	$—	$—
Distributions reinvested	27,653	16,246	—	—
Cost of shares redeemed	(421,644)	(185,961)	—	—

Change in net assets resulting from Class R6 capital transactions	$416,674	$(568)	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$103,610	$28,109
Distributions reinvested	—	—	1,589	1,264
Cost of shares redeemed	—	—	(7,049)	(51,284)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$98,150	$(21,911)

Select Class
Proceeds from shares issued	$126,077	$104,751	$956	$1,903
Distributions reinvested	4,962	3,076	15	75
Cost of shares redeemed	(74,571)	(182,089)	(735)	(8,872)

Change in net assets resulting from Select Class capital transactions	$56,468	$(74,262)	$236	$(6,894)

Total change in net assets resulting from capital transactions	$511,525	$(139,573)	$90,063	$(80,026)

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Emerging Markets Debt Fund		Real Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	15,516	6,244	133	276
Reinvested	235	262	15	35
Redeemed	(11,601)	(7,222)	(613)	(2,517)

Change in Class A Shares	4,150	(716)	(465)	(2,206)

Class C
Issued	409	540	54	165
Reinvested	42	83	7	25
Redeemed	(497)	(1,586)	(438)	(3,151)

Change in Class C Shares	(46)	(963)	(377)	(2,961)

Class R5
Issued	72	1,379	—	—
Reinvested	— (a)	250	—	—
Redeemed	(21)	(8,107)	—	—

Change in Class R5 Shares	51	(6,478)	—	—

Class R6
Issued	93,844	20,093	—	—
Reinvested	3,313	1,937	—	—
Redeemed	(51,080)	(22,808)	—	—

Change in Class R6 Shares	46,077	(778)	—	—

Institutional Class
Issued	—	—	10,268	2,742
Reinvested	—	—	161	124
Redeemed	—	—	(697)	(5,196)

Change in Institutional Class Shares	—	—	9,732	(2,330)

Select Class
Issued	15,042	12,580	92	182
Reinvested	597	370	2	7
Redeemed	(9,001)	(21,346)	(73)	(885)

Change in Select Class Shares	6,638	(8,396)	21	(696)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	153

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,497,064	$3,536,419	$210,609	$31,222
Distributions reinvested	51,225	71,959	3,205	1,041
Cost of shares redeemed	(3,838,825)	(1,100,604)	(70,326)	(18,082)

Change in net assets resulting from Class A capital transactions	$(2,290,536)	$2,507,774	$143,488	$14,181

Class C
Proceeds from shares issued	$374,657	$929,886	$33,104	$5,794
Distributions reinvested	13,899	20,622	484	351
Cost of shares redeemed	(530,019)	(338,272)	(4,714)	(8,061)

Change in net assets resulting from Class C capital transactions	$(141,463)	$612,236	$28,874	$(1,916)

Class R2 (a)
Proceeds from shares issued	$—	$—	$1,794	$—
Distributions reinvested	—	—	9	—
Cost of shares redeemed	—	—	(11)	—

Change in net assets resulting from Class R2 capital transactions	$—	$—	$1,792	$—

Class R5
Proceeds from shares issued	$272,057	$277,318	$7,328	$1,339
Distributions reinvested	8,025	5,933	154	56
Cost of shares redeemed	(131,793)	(116,464)	(834)	(288)

Change in net assets resulting from Class R5 capital transactions	$148,289	$166,787	$6,648	$1,107

Class R6 (a)
Proceeds from shares issued	$—	$—	$51,182	$—
Distributions reinvested	—	—	7	—
Cost of shares redeemed	—	—	(474)	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$50,715	$—

Select Class
Proceeds from shares issued	$7,891,548	$11,473,756	$149,329	$33,781
Distributions reinvested	157,805	143,686	1,335	251
Cost of shares redeemed	(8,980,180)	(4,077,252)	(91,263)	(100,366)

Change in net assets resulting from Select Class capital transactions	$(930,827)	$7,540,190	$59,401	$(66,334)

Total change in net assets resulting from capital transactions	$(3,214,537)	$10,826,987	$290,918	$(52,962)

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Strategic Income Opportunities Fund		Total Return Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	126,514	297,563	20,882	3,109
Reinvested	4,337	6,063	319	104
Redeemed	(325,657)	(92,684)	(6,979)	(1,788)

Change in Class A Shares	(194,806)	210,942	14,222	1,425

Class C
Issued	31,708	78,459	3,294	573
Reinvested	1,181	1,740	48	35
Redeemed	(45,046)	(28,534)	(469)	(801)

Change in Class C Shares	(12,157)	51,665	2,873	(193)

Class R2 (a)
Issued	—	—	177	—
Reinvested	—	—	1	—
Redeemed	—	—	(1)	—

Change in Class R2 Shares	—	—	177	—

Class R5
Issued	22,864	23,286	726	133
Reinvested	678	498	15	6
Redeemed	(11,059)	(9,774)	(83)	(29)

Change in Class R5 Shares	12,483	14,010	658	110

Class R6 (a)
Issued	—	—	5,065	—
Reinvested	—	—	1	—
Redeemed	—	—	(47)	—

Change in Class R6 Shares	—	—	5,019	—

Select Class
Issued	665,137	964,196	14,780	3,362
Reinvested	13,345	12,077	132	25
Redeemed	(760,233)	(342,371)	(9,031)	(9,916)

Change in Select Class Shares	(81,751)	633,902	5,881	(6,529)

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	155

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Unconstrained Debt Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$106,679	$128,946
Distributions reinvested	2,375	566
Cost of shares redeemed	(57,544)	(32,609)

Change in net assets resulting from Class A capital transactions	$51,510	$96,903

Class C
Proceeds from shares issued	$5,675	$991
Distributions reinvested	152	14
Cost of shares redeemed	(2,117)	(362)

Change in net assets resulting from Class C capital transactions	$3,710	$643

Class R2
Proceeds from shares issued	$2	$— (a)
Distributions reinvested	2	1
Cost of shares redeemed	(1)	—

Change in net assets resulting from Class R2 capital transactions	$3	$1

Class R5
Proceeds from shares issued	$552	$3,985
Distributions reinvested	109	2
Cost of shares redeemed	(2,080)	—

Change in net assets resulting from Class R5 capital transactions	$(1,419)	$3,987

Class R6
Proceeds from shares issued	$324,495	$56,890
Distributions reinvested	7,442	223
Cost of shares redeemed	(75,683)	(83,664)

Change in net assets resulting from Class R6 capital transactions	$256,254	$(26,551)

Select Class
Proceeds from shares issued	$1,678,657	$1,157,159
Distributions reinvested	4,553	580
Cost of shares redeemed	(1,055,042)	(963,461)

Change in net assets resulting from Select Class capital transactions	$628,168	$194,278

Total change in net assets resulting from capital transactions	$938,226	$269,261

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Unconstrained Debt Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	10,362	12,641
Reinvested	234	56
Redeemed	(5,642)	(3,182)

Change in Class A Shares	4,954	9,515

Class C
Issued	553	97
Reinvested	15	1
Redeemed	(208)	(36)

Change in Class C Shares	360	62

Class R2
Issued	1	— (a)
Reinvested	— (a)	— (a)
Redeemed	— (a)	—

Change in Class R2 Shares	1	— (a)

Class R5
Issued	53	387
Reinvested	11	— (a)
Redeemed	(201)	—

Change in Class R5 Shares	(137)	387

Class R6
Issued	31,558	5,572
Reinvested	733	22
Redeemed	(7,383)	(8,251)

Change in Class R6 Shares	24,908	(2,657)

Select Class
Issued	163,060	112,967
Reinvested	448	57
Redeemed	(103,442)	(94,899)

Change in Select Class Shares	60,066	18,125

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	157

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

Unconstrained Debt Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase (decrease) in net assets resulting from operations	$46,320

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(4,593,950)
Proceeds from disposition of investment securities	3,659,281
Proceeds of short-term investments — affiliates, net	26,144
Change in unrealized (appreciation)/depreciation on investments	77,985
Net realized (gain)/loss on investments	(12,985)
Net amortization (accretion) of income	19,516
Decrease in restricted cash	4,060
Increase in deposits at broker for futures contracts	(4,970)
Decrease in tax reclaims receivable	28
Increase in interest and dividends receivable from non-affiliates	(6,909)
Increase in dividends receivable from affiliates	(7)
Decrease in variation margin receivable	1,052
Increase in unrealized appreciation on forward foreign currency exchange contracts	(20,688)
Increase in due from broker	90
Decrease in outstanding swap contracts, at value	(4,231)
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(5,694)
Increase in variation margin payable	1,292
Increase in investment advisory fees payable	158
Increase in administration fees payable	41
Increase in shareholder servicing fees payable	125
Increase in distribution fees payable	12
Increase in custodian and accounting fees payable	22
Increase in collateral management fee payable	5
Decrease in trustees’ and chief compliance officer’s fees payable	— (a)
Increase in other accrued expenses	1

Net cash provided (used) by operating activities	(813,302)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	2,087,916
Payment for shares redeemed	(1,190,996)
Cash distributions paid to shareholders (net of reinvestments of $14,633)	(85,960)

Net cash provided (used) by financing activities	810,960

Net increase (decrease) in cash	(2,342)

Cash:
Beginning of period (including foreign currency of $1,005)	6,261

End of period (including foreign currency of $3,439)	$3,919

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

For the year ended February 28, 2015, the Fund paid $2 in interest expense.

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	159

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 28, 2015	$9.83	$0.29	(f)	$0.38		$0.67		$(0.29)	$(0.02)	$(0.31)
March 1, 2013 (g) through February 28, 2014	10.00	0.26	(f)(h)	(0.22	)(i)	0.04		(0.21)	—	(0.21)

Class C
Year Ended February 28, 2015	9.84	0.24	(f)	0.38		0.62		(0.25)	(0.02)	(0.27)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(f)(h)	(0.19	)(i)	—	(k)	(0.16)	—	(0.16)

Class R6
Year Ended February 28, 2015	9.84	0.32	(f)	0.39		0.71		(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(f)(h)	(0.20	)(i)	0.08		(0.24)	—	(0.24)

Select Class
Year Ended February 28, 2015	9.84	0.31	(f)	0.40		0.71		(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(f)(h)	(0.18	)(i)	0.07		(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.19	6.94%	$105,079	0.74%		2.88%		1.05%		74%
9.83	0.43	66,183	0.74	(j)	2.73	(h)(j)	0.96	(j)	77

10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(j)	1.95	(h)(j)	1.54	(j)	77

10.21	7.38	1,441,786	0.39		3.21		0.44		74
9.84	0.82	564,881	0.39	(j)	2.91	(h)(j)	0.46	(j)	77

10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(j)	2.65	(h)(j)	0.79	(j)	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	161

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 28, 2015	$10.32	$0.44	$(0.02)		$0.42	$(0.43)	$(0.12)	$(0.55)
September 4, 2013 (g) through February 28, 2014	10.00	0.20	0.33		0.53	(0.18)	(0.03)	(0.21)

Class C
Year Ended February 28, 2015	10.32	0.38	—	(h)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (g) through February 28, 2014	10.00	0.17	0.34		0.51	(0.16)	(0.03)	(0.19)

Class R6
Year Ended February 28, 2015	10.32	0.49	—	(h)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (g) through February 28, 2014	10.00	0.22	0.34		0.56	(0.21)	(0.03)	(0.24)

Select Class
Year Ended February 28, 2015	10.32	0.46	—	(h)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (g) through February 28, 2014	10.00	0.21	0.33		0.54	(0.19)	(0.03)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.19	4.14%	$55	1.25%		4.17%		2.45%		81%
10.32	5.39	53	1.25	(f)	3.98	(f)	2.85	(f)	46

10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(f)	3.48	(f)	3.35	(f)	46

10.20	4.76	55	0.75		4.68		1.96		81
10.32	5.61	53	0.75	(f)	4.48	(f)	2.36	(f)	46

10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(f)	4.23	(f)	2.61	(f)	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	163

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Year Ended February 28, 2015	$8.22	$0.38	(f)(g)	$(0.14)	$0.24	$(0.29)	$—
Year Ended February 28, 2014	9.02	0.39	(f)	(0.78)	(0.39)	(0.41)	—
Year Ended February 28, 2013	8.47	0.41	(f)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(f)	0.54	0.99	(0.46)	—	(h)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(h)

Class C
Year Ended February 28, 2015	8.20	0.34	(f)(g)	(0.14)	0.20	(0.25)	—
Year Ended February 28, 2014	9.00	0.35	(f)	(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37	(f)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(f)	0.55	0.96	(0.43)	—	(h)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(h)

Class R5
Year Ended February 28, 2015	8.28	0.43	(f)(g)	(0.14)	0.29	(0.32)	—
Year Ended February 28, 2014	9.04	0.42	(f)	(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(h)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(h)

Class R6
Year Ended February 28, 2015	8.24	0.42	(f)(g)	(0.13)	0.29	(0.33)	—
Year Ended February 28, 2014	9.04	0.43	(f)	(0.78)	(0.35)	(0.45)	—
July 2, 2012 (j) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—

Select Class
Year Ended February 28, 2015	8.23	0.40	(f)(g)	(0.14)	0.26	(0.31)	—
Year Ended February 28, 2014	9.03	0.41	(f)	(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43	(f)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(f)	0.55	1.02	(0.48)	—	(h)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disaproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Includes interest expense of less than 0.01%.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.17	2.90%	$92,832	1.22%		4.50	%(g)	1.45%	164%
8.22	(4.36)	59,212	1.25		4.64		1.39	120
9.02	12.29	71,430	1.25		4.67		1.38	152
8.47	12.95	60,961	1.25		5.49		1.40	124
7.94	11.15	71,749	1.26		5.26		1.45	126

8.15	2.42	11,873	1.73		4.09	(g)	1.90	164
8.20	(4.83)	12,319	1.74		4.10		1.88	120
9.00	11.70	22,183	1.75		4.16		1.88	152
8.46	12.50	13,037	1.75		4.99		1.90	124
7.93	10.48	8,590	1.77		4.77		1.95	126

8.25	3.53	638	0.77		5.15	(g)	1.04	164
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(i)	5.25		0.94	152
8.49	13.50	317,075	0.79		5.95		0.95	124
7.95	11.63	181,721	0.82		5.74		1.00	126

8.20	3.48	621,271	0.72		4.96	(g)	0.84	164
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

8.18	3.14	180,886	0.97		4.80	(g)	1.12	164
8.23	(4.13)	127,240	0.99		4.89		1.14	120
9.03	12.56	215,350	1.00		4.93		1.13	152
8.48	13.32	229,270	1.00		5.73		1.15	124
7.94	11.42	204,624	1.04		5.56		1.21	126

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	165

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Year Ended February 28, 2015	$9.87	$0.08	(d)(e)	$0.09	$0.17	$(0.10)	$(0.02)	$(0.12)
Year Ended February 28, 2014	10.68	0.17	(d)	(0.86)	(0.69)	(0.08)	(0.04)	(0.12)
Year Ended February 28, 2013	10.63	0.13	(d)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(d)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)

Class C
Year Ended February 28, 2015	9.68	0.01	(d)(e)	0.10	0.11	(0.04)	(0.02)	(0.06)
Year Ended February 28, 2014	10.51	0.12	(d)	(0.86)	(0.74)	(0.05)	(0.04)	(0.09)
Year Ended February 28, 2013	10.51	0.06	(d)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(d)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)

Institutional Class
Year Ended February 28, 2015	9.99	(0.06	)(d)(e)	0.27	0.21	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2014	10.80	0.15	(d)	(0.82)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.72	0.12	(d)	0.30	0.42	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.74	0.28	(d)	1.06	1.34	(0.36)	—	(0.36)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	—	(0.24)

Select Class
Year Ended February 28, 2015	9.95	0.03	(d)(e)	0.16	0.19	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2014	10.76	0.21	(d)	(0.88)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.70	0.11	(d)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(d)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.92	1.72%	$11,251	0.74%	0.81	%(e)	1.18%	53%
9.87	(6.43)	15,774	0.75	1.63		1.13	60
10.68	3.65	40,628	0.75	1.22		1.10	42
10.63	13.96	42,914	0.75	2.51		1.13	86
9.66	6.34	29,341	0.75	2.18		1.05	48

9.73	1.16	9,564	1.39	0.13	(e)	1.68	53
9.68	(7.07)	13,166	1.40	1.16		1.62	60
10.51	3.01	45,401	1.40	0.60		1.60	42
10.51	13.10	51,438	1.40	2.00		1.63	86
9.59	5.76	40,874	1.40	1.52		1.54	48

10.05	2.06	157,804	0.49	(0.61	)(e)	0.74	53
9.99	(6.20)	59,686	0.50	1.52		0.74	60
10.80	3.98	89,677	0.50	1.14		0.70	42
10.72	14.11	57,378	0.50	2.68		0.73	86
9.74	6.75	26,591	0.50	2.49		0.65	48

10.01	1.96	1,546	0.59	0.34	(e)	0.92	53
9.95	(6.28)	1,323	0.60	2.05		0.87	60
10.76	3.78	8,924	0.60	1.02		0.85	42
10.70	14.04	5,148	0.60	3.97		0.87	86
9.71	6.57	38,118	0.60	2.62		0.80	48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	167

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 28, 2015	$11.91	$0.19	$(0.18)	$0.01	$(0.16)	$—	$(0.16)
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)	—	(0.24)
Year Ended February 28, 2013	11.53	0.38	0.35	0.73	(0.38)	— (d)	(0.38)
Year Ended February 29, 2012	11.99	0.30	(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33	0.43	0.76	(0.32)	(0.01)	(0.33)

Class C
Year Ended February 28, 2015	11.89	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2013	11.52	0.33	0.34	0.67	(0.33)	— (d)	(0.33)
Year Ended February 29, 2012	11.98	0.24	(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27	0.44	0.71	(0.27)	(0.01)	(0.28)

Class R5
Year Ended February 28, 2015	11.95	0.22	(0.15)	0.07	(0.22)	—	(0.22)
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)	—	(0.29)
Year Ended February 28, 2013	11.56	0.44	0.34	0.78	(0.43)	— (d)	(0.43)
Year Ended February 29, 2012	12.02	0.33	(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36	0.45	0.81	(0.37)	(0.01)	(0.38)

Select Class
Year Ended February 28, 2015	11.94	0.21	(0.18)	0.03	(0.19)	—	(0.19)
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2013	11.56	0.41	0.34	0.75	(0.41)	— (d)	(0.41)
Year Ended February 29, 2012	12.01	0.33	(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35	0.44	0.79	(0.35)	(0.01)	(0.36)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.76	0.08%	$2,651,180	0.88%	1.43%	1.14%	255%
11.91	2.32	5,004,804	0.90	2.16	1.10	216
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97

11.73	(0.42)	1,709,941	1.38	0.96	1.60	255
11.89	1.85	1,877,626	1.40	1.68	1.60	216
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97

11.80	0.56	589,578	0.43	1.92	0.63	255
11.95	2.83	448,053	0.45	2.64	0.65	216
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97

11.78	0.28	17,104,614	0.63	1.70	0.84	255
11.94	2.64	18,302,851	0.65	2.42	0.85	216
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	169

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 28, 2015	$10.02	$0.25	(h)	$0.17	$0.42	$(0.22)	$(0.08)	$(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(f)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(f)	0.55	0.96	(0.45)	(0.48)	(0.93)

Class C
Year Ended February 28, 2015	9.99	0.19	(h)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(f)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(f)	0.53	0.89	(0.38)	(0.48)	(0.86)

Class R2
March 18, 2014 (g) through February 28, 2015	10.01	0.18	(h)	0.21	0.39	(0.18)	(0.08)	(0.26)

Class R5
Year Ended February 28, 2015	10.03	0.26	(h)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(f)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(f)	0.51	0.98	(0.47)	(0.48)	(0.95)

Class R6
March 18, 2014 (g) through February 28, 2015	10.01	0.24	(h)	0.23	0.47	(0.24)	(0.08)	(0.32)

Select Class
Year Ended February 28, 2015	10.03	0.24	(h)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(f)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(f)	0.50	0.96	(0.45)	(0.48)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.14	4.26%	$180,588	0.64%	2.27	%(h)	1.09%	394%
10.02	1.64	35,968	0.72	3.31		1.09	406
10.35	6.90	22,423	0.69	3.16		1.01	432
10.09	6.99	5,119	0.70	3.46		1.14	418
10.40	9.44	1,607	0.72	3.84		1.03	455

10.11	3.63	39,361	1.29	1.61	(h)	1.60	394
9.99	0.90	10,199	1.37	2.60		1.58	406
10.33	6.19	12,535	1.34	2.53		1.52	432
10.08	6.33	4,234	1.35	2.82		1.64	418
10.39	8.78	1,927	1.34	3.37		1.50	455

10.14	3.96	1,799	1.10	1.64	(h)	1.26	394

10.16	4.53	8,543	0.44	2.46	(h)	0.65	394
10.03	1.83	1,834	0.52	3.56		0.64	406
10.36	7.08	758	0.46	3.32		0.54	432
10.10	7.28	69	0.50	3.66		0.67	418
10.40	9.62	65	0.50	4.42		0.55	455

10.16	4.80	50,968	0.39	2.49	(h)	0.54	394

10.16	4.43	208,400	0.56	2.44	(h)	0.81	394
10.03	1.61	146,774	0.62	3.34		0.83	406
10.37	6.96	219,343	0.60	3.37		0.79	432
10.11	7.19	241,928	0.60	3.57		0.86	418
10.41	9.49	301,369	0.60	4.33		0.75	455

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	171

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Unconstrained Debt Fund
Class A
Year Ended February 28, 2015	$10.36	$0.27	(f)(k)	$(0.08)		$0.19	$(0.39)
Year Ended February 28, 2014	10.22	0.36	(f)	0.02	(g)	0.38	(0.24)
Year Ended February 28, 2013	10.19	0.32	(f)	0.03	(g)	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41	(f)	—	(h)	0.41	(0.28)
December 1, 2010 (i) through February 28, 2011	10.00	0.07	(f)	0.03		0.10	(0.04)

Class C
Year Ended February 28, 2015	10.33	0.22	(f)(k)	(0.09)		0.13	(0.35)
Year Ended February 28, 2014	10.20	0.30	(f)	0.03	(g)	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04	(g)	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31	(f)	0.05		0.36	(0.24)
December 1, 2010 (i) through February 28, 2011	10.00	0.06	(f)	0.03		0.09	(0.03)

Class R2
Year Ended February 28, 2015	10.36	0.25	(f)(k)	(0.09)		0.16	(0.37)
Year Ended February 28, 2014	10.22	0.32	(f)	0.04	(g)	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03	(g)	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32	(f)	0.07		0.39	(0.26)
December 1, 2010 (i) through February 28, 2011	10.00	0.06	(f)	0.04		0.10	(0.04)

Class R5
Year Ended February 28, 2015	10.38	0.32	(f)(k)	(0.08)		0.24	(0.43)
Year Ended February 28, 2014	10.23	0.47	(f)	(0.04)		0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39	(f)	0.06		0.45	(0.32)
December 1, 2010 (i) through February 28, 2011	10.00	0.08	(f)	0.03		0.11	(0.05)

Class R6
Year Ended February 28, 2015	10.38	0.32	(f)(k)	(0.09)		0.23	(0.43)
Year Ended February 28, 2014	10.23	0.39	(f)	0.04	(g)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03		0.41	(0.37)
November 1, 2011 (j) through February 29, 2012	9.99	0.16	(f)	0.22		0.38	(0.18)

Select Class
Year Ended February 28, 2015	10.37	0.30	(f)(k)	(0.08)		0.22	(0.41)
Year Ended February 28, 2014	10.23	0.37	(f)	0.03	(g)	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04		0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38	(f)	0.05		0.43	(0.30)
December 1, 2010 (i) through February 28, 2011	10.00	0.07	(f)	0.04		0.11	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)	Calculated based upon average shares outstanding.
(g)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)	Amount rounds to less than $0.01.
(i)	Commencement of operations.
(j)	Commencement of offering of class of shares.
(k)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.16	1.88%	$149,587	0.97%	2.68	%(k)	1.09%	179%
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269
10.19	4.13	1,315	0.97	4.03		1.16	185
10.06	1.02	50	1.00	2.81		2.61	33

10.11	1.34	4,941	1.47	2.17	(k)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269
10.18	3.63	288	1.46	3.12		1.67	185
10.06	0.90	53	1.50	2.31		3.00	33

10.15	1.59	59	1.22	2.41	(k)	1.32	179
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269
10.19	3.90	53	1.22	3.23		1.50	185
10.06	0.96	50	1.25	2.56		2.82	33

10.19	2.34	2,604	0.52	3.12	(k)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269
10.19	4.56	53	0.52	3.93		0.80	185
10.06	1.13	51	0.55	3.25		2.33	33

10.18	2.28	314,560	0.47	3.15	(k)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269
10.19	3.87	69,505	0.45	4.86		0.64	185

10.18	2.17	2,170,937	0.72	2.90	(k)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269
10.19	4.37	636,794	0.71	3.85		0.89	185
10.06	1.09	89,727	0.75	2.83		2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 7 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Unconstrained Debt Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

Effective October 22, 2014, Multi-Sector Income Fund changed its name to Unconstrained Debt Fund.

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Real Return Fund is to seek to maximize inflation protected return.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Corporate Bond Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

Emerging Markets Corporate Debt Fund commenced operations on September 4, 2013. Prior to August 29, 2014, the Fund was not publicly offered for investment.

Class R2 and Class R6 Shares commenced operations on March 18, 2014 for Total Return Fund.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of February 28, 2015, the total market value of matrix-priced securities represents 3.2% of the Fund’s net assets.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at February 28, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$108,390	$—	$108,390
Consumer Staples	—	70,608	—	70,608
Energy	—	137,089	—	137,089
Financials	—	487,908	—	487,908
Health Care	—	114,743	—	114,743
Industrials	—	70,116	4,911	75,027
Information Technology	—	61,066	—	61,066
Materials	—	53,035	—	53,035
Telecommunication Services	—	90,378	—	90,378
Utilities	—	143,292	—	143,292

Total Corporate Bonds	—	1,336,625	4,911	1,341,536

Preferred Securities
Financials	—	70,257	—	70,257
Telecommunication Services	—	2,869	—	2,869
Utilities	—	1,722	—	1,722

Total Preferred Securities	—	74,848	—	74,848

U.S. Treasury Obligations	—	35,367	—	35,367
Short-Term Investments
U.S. Treasury Obligations	—	2,655	—	2,655
Investment Company	99,778	—	—	99,778

Total Investments in Securities	$99,778	$1,449,495	$4,911	$1,554,184

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$306	$—	$306
Futures Contracts	726	—	—	726

Total Appreciation in Other Financial Instruments	$726	$306	$—	$1,032

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(97)	$—	$(97)
Futures Contracts	(1,886)	—	—	(1,886)

Total Depreciation in Other Financial Instruments	$(1,886)	$(97)	$—	$(1,983)

Emerging Markets Corporate Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$559	$21,755	$—	$22,314

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$11	$—	$11
Futures Contracts	3	—	—	3

Total Appreciation in Other Financial Instruments	$3	$11	$—	$14

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—	$(6)
Credit Default Swap	—	(1)	—	(1)

Total Depreciation in Other Financial Instruments	$(6)	$(1)	$—	$(7)

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Bermuda	$—	$2,094	$—	$2,094
Cayman Islands	—	1,112	—	1,112
Chile	—	6,474	—	6,474
Colombia	—	1,184	—	1,184
Croatia	—	3,511	—	3,511
Georgia	—	2,110	—	2,110
Hungary	—	1,383	—	1,383
India	—	3,752	—	3,752
Indonesia	—	21,472	—	21,472
Israel	—	2,908	—	2,908
Kazakhstan	—	8,105	—	8,105
Mexico	—	58,829	—	58,829
Morocco	—	3,534	—	3,534
Netherlands	—	3,706	—	3,706
Peru	—	1,647	—	1,647
Philippines	—	3,392	—	3,392
South Africa	—	4,329	—	4,329
Sri Lanka	—	2,340	—	2,340
United Kingdom	—	3,356	—	3,356
Venezuela	—	15,067	—	15,067

Total Corporate Bonds	—	150,305	—	150,305

Foreign Government Securities	—	702,212	—	702,212
U.S. Treasury Obligation	—	1,505	—	1,505
Short-Term Investment
Investment Company	39,964	—	—	39,964

Total Investments in Securities	$39,964	$854,022	$—	$893,986

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,677	$—	$6,677
Futures Contracts	10	—	—	10

Total Appreciation in Other Financial Instruments	$10	$6,677	$—	$6,687

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,357)	$—	$(7,357)
Futures Contracts	(202)	—	—	(202)

Total Depreciation in Other Financial Instruments	$(202)	$(7,357)	$—	$(7,559)

Real Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,356	$174,150	$—	$180,506

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$115	$—	$115
Futures Contracts	88	—	—	88
Price Lock	—	24	—	24

Total Appreciation in Other Financial Instruments	$88	$139	$—	$227

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9)	$—	$(9)
Futures Contracts	(97)	—	—	(97)

Total Depreciation in Other Financial Instruments	$(97)	$(9)	$—	$(106)

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$427	$—	$688		$1,115
Energy	5	—	—		5
Financials	—	—	1,856		1,856
Industrials	—	—	128		128
Materials	4,779	—	—	(b)	4,779
Telecommunication Services	257	—	—		257
Utilities	4,180	—	—		4,180

Total Common Stocks	9,648	—	2,672		12,320

Preferred Stocks
Energy	14,344	—	—		14,344
Financials	5,382	34,932	—		40,314
Industrials	—	5,298	—		5,298
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	19,726	40,230	—	(b)	59,956

Debt Securities
Asset-Backed Securities	—	—	680,483		680,483
Collateralized Mortgage Obligations
Agency CMO	—	464,196	—		464,196
Non-Agency CMO	—	659,259	143,651		802,910

Total Collateralized Mortgage Obligations	—	1,123,455	143,651		1,267,106

Commercial Mortgage-Backed Securities	—	—	117,954		117,954
Convertible Bonds
Consumer Discretionary	—	6,053	—	(b)	6,053
Telecommunication Services	—	3,929	—		3,929
Utilities	—	—	3,734		3,734

Total Convertible Bonds	—	9,982	3,734		13,716

Corporate Bonds
Consumer Discretionary	—	1,604,831	1,484		1,606,315
Consumer Staples	—	299,312	—		299,312
Energy	—	1,020,000	—		1,020,000
Financials	—	603,134	—		603,134
Health Care	—	596,436	—		596,436
Industrials	—	693,392	35,866		729,258
Information Technology	—	633,972	—		633,972
Materials	—	742,978	17,560		760,538
Telecommunication Services	—	962,931	—		962,931
Utilities	—	121,377	2		121,379

Total Corporate Bonds	—	7,278,363	54,912		7,333,275

Insurance-Linked Securities	—	377,252	14,136		391,388
Mortgage Pass-Through Security	—	74,608	—		74,608
Municipal Bonds	—	36,777	—		36,777
Preferred Securities
Financials	—	67,788	—		67,788
Private Placements — Commercial Loans	—	—	269,687		269,687
Private Placements — Residential Loans	—	—	382,500		382,500
Exchange Traded Funds	50,062	—	—		50,062
Investment Companies	14,277	—	—		14,277

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$348,767	$9		$348,776
Consumer Staples	—	132,112	—		132,112
Energy	—	78,135	—		78,135
Financials	—	54,489	—		54,489
Health Care	—	153,719	—		153,719
Industrials	—	132,411	—		132,411
Information Technology	—	106,251	—		106,251
Materials	—	29,954	—		29,954
Telecommunication Services	—	27,677	—		27,677
Utilities	—	59,449	—		59,449

Total Loan Assignments	—	1,122,964	9		1,122,973

Options Purchased
Put Option Purchased	3,084	—	—		3,084

Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Industrials	—	—	—	(c)	— (c)

Total Warrants	—	—	—	(c)	— (c)

Short-Term Investments
Investment Company	10,319,924	—	—		10,319,924
U.S. Treasury Obligations	—	130,017	—		130,017

Total Short-Term Investments	10,319,924	130,017	—		10,449,941

Total Investments in Securities	$10,416,721	$10,261,436	$1,669,738		$22,347,895

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$57,437	$—		$57,437
Futures Contracts	239	—	—		239
Swaps	—	60,545	—		60,545

Total Appreciation in Other Financial Instruments	$239	$117,982	$—		$118,221

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(55,687)	$—		$(55,687)
Futures Contracts	(4,113)	—	—		(4,113)
Swaps	—	(33,765)	—		(33,765)

Total Depreciation in Other Financial Instruments	$(4,113)	$(89,452)	$—		$(93,565)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$9,494	$9,494
Collateralized Mortgage Obligations
Agency CMO	—	3,805	—	3,805
Non-Agency CMO	—	8,797	582	9,379

Total Collateralized Mortgage Obligations	—	12,602	582	13,184

Commercial Mortgage-Backed Securities	—	5,954	1,819	7,773
Convertible Bonds
Telecommunication Services	—	43	—	43

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Total Return Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$38,689	$—		$38,689
Consumer Staples	—	16,305	—		16,305
Energy	—	23,321	—		23,321
Financials	—	69,867	—		69,867
Health Care	—	20,295	—		20,295
Industrials	—	14,917	—		14,917
Information Technology	—	18,503	—		18,503
Materials	—	13,390	770		14,160
Telecommunication Services	—	22,916	—		22,916
Utilities	—	10,393	—		10,393

Total Corporate Bonds	—	248,596	770		249,366

Insurance-Linked Securities	—	8,114	654		8,768
Mortgage Pass-Through Securities	—	118,964	—		118,964
Preferred Securities Financials	—	—	—	(c)	— (c)
Supranational	—	3,633	—		3,633
U.S. Government Agency Securities	—	18,583	—		18,583
U.S. Treasury Obligations	—	30,525	—		30,525
Investment Company	16	—	—		16
Loan Assignments
Energy	—	73	—		73
Industrials	—	259	—		259

Total Loan Assignments	—	332	—		332

Options Purchased
Put Option Purchased	22	—	—		22

Short-Term Investments
Investment Company	153,347	—	—		153,347
U.S. Treasury Obligations	—	1,579	—		1,579

Total Investments in Securities	$153,385	$448,925	$13,319		$615,629

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$346	$—		$346
Futures Contracts	4	—	—		4
Swaps	—	389	—		389

Total Appreciation in Other Financial Instruments	$4	$735	$—		$739

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(333)	$—		$(333)
Futures Contracts	(96)	—	—		(96)
Swaps	—	(2,828)	—		(2,828)

Total Depreciation in Other Financial Instruments	$(96)	$(3,161)	$—		$(3,257)

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Unconstrained Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$—	$589	$—	$589

Debt Securities
Asset-Backed Securities	—	161,925	204,350	366,275
Collateralized Mortgage Obligations
Agency CMO	—	68,247	—	68,247
Non-Agency CMO	—	106,012	8,969	114,981

Total Collateralized Mortgage Obligations	—	174,259	8,969	183,228

Commercial Mortgage-Backed Securities	—	110,955	43,955	154,910
Convertible Bonds
Consumer Discretionary	—	31,661	—	31,661
Energy	—	7,188	—	7,188
Financials	—	4,896	—	4,896
Health Care	—	17,029	—	17,029
Industrials	—	13,000	—	13,000
Information Technology	—	42,184	—	42,184

Total Convertible Bonds	—	115,958	—	115,958

Corporate Bonds
Consumer Discretionary	—	209,457	—	209,457
Consumer Staples	—	56,114	—	56,114
Energy	—	47,748	—	47,748
Financials	—	306,610	—	306,610
Health Care	—	103,554	—	103,554
Industrials	—	79,719	13,344	93,063
Information Technology	—	81,438	—	81,438
Materials	—	95,281	—	95,281
Telecommunication Services	—	128,897	—	128,897
Utilities	—	55,861	—	55,861

Total Corporate Bonds	—	1,164,679	13,344	1,178,023

Foreign Government Securities	—	182,290	—	182,290
Mortgage Pass-Through Securities	—	118,163	—	118,163
Municipal Bonds	—	76,269	—	76,269
Preferred Securities
Financials	—	107,677	—	107,677
Telecommunication Services	—	15,206	—	15,206

Total Preferred Securities	—	122,883	—	122,883

Loan Assignments
Consumer Discretionary	—	8,572	—	8,572
Consumer Staples	—	6,598	—	6,598
Energy	—	2,037	—	2,037
Financials	—	1,376	—	1,376
Health Care	—	4,602	—	4,602
Industrials	—	4,678	—	4,678
Information Technology	—	5,184	—	5,184
Materials	—	2,293	—	2,293
Telecommunication Services	—	1,688	—	1,688
Utilities	—	1,597	—	1,597

Total Loan Assignments	—	38,625	—	38,625

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Unconstrained Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$142,240	$—	$—	$142,240

Total Investments in Securities	$142,240	$2,266,595	$270,618	$2,679,453

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24,394	$—	$24,394
Futures Contracts	162	—	—	162

Total Appreciation in Other Financial Instruments	$162	$24,394	$—	$24,556

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,697)	$—	$(3,697)
Futures Contracts	(7,467)	—	—	(7,467)
Credit Default Swaps	—	(549)	—	(549)

Total Depreciation in Other Financial Instruments	$(7,467)	$(4,246)	$—	$(11,713)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOIs for country or industry specifics of portfolio holdings.
(b)	Value is zero.
(c)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Corporate Bond Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Corporate Bonds — Industrials	$5,195	$—	$127	$(34)	$—	$(377)	$—	$—	$4,911

Strategic Income Opportunities Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$361,197		$1,767	$(9,317)	$5,147	$403,880	$(82,191)	$—	$—	$680,483
Collateralized Mortgage Obligations — Agency CMO	19,406		1,286	(3,740)	(1,201)	—	(11,080)	—	(4,671)	—
Collateralized Mortgage Obligations — Non-Agency CMO	66,322		90	(1,543)	(73)	101,199	(22,344)	—	—	143,651
Commercial Mortgage-Backed Securities	8,275		—	2,120	100	115,025	(7,566)	—	—	117,954
Common Stocks — Consumer Discretionary	1,023		—	(335)	—	—	—	—	—	688
Common Stocks — Financials	1,889		—	(33)	—	—	—	—	—	1,856
Common Stocks — Industrials	236		—	(108)	—	—	—	—	—	128
Common Stocks—Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Common Stocks — Materials	15,121		(23,914)	25,328	—	—	(16,535)	—	—	—	(a)
Convertible Bonds—Consumer Discretionary	—	(b)	—	(8)	—	8	—	—	—	—	(a)

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Strategic Income Opportunities Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Convertible Bonds — Utilities	$3,867		$504	$215	$—	$304	$(1,156)	$—	$—	$3,734
Corporate Bonds — Consumer Discretionary	1,554		—	—	—	11	(81)	—	—	1,484
Corporate Bonds — Financials	453		—	(453)	—	—	—	—	—	—
Corporate Bonds — Industrials	66,663		2,362	(3,820)	341	—	(29,680)	—	—	35,866
Corporate Bonds — Materials	13,828		—	(3,074)	903	7,470	(7,366)	5,799	—	17,560
Corporate Bonds — Utilities	235		116	(233)	—	—	(116)	—	—	2
Insurance-Linked Security —Catastrophe Bonds	3,996		—	188	—	—	—	—	—	4,184
Insurance-Linked Security —Preferred Shares	—		—	125	—	9,827	—	—	—	9,952
Loan Assignments — Consumer Discretionary	2,592		—	(197)	—	—	—	—	(2,386)	9
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements —Commercial Loans	233,112		—	(939)	(166)	73,000	(35,320)	—	—	269,687
Private Placements —Residential Loans	160,108		—	—	—	237,500	(15,108)	—	—	382,500
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	— (a)	—	—	—	—	—	—	(a)

	$959,877		$(17,789)	$4,176	$5,051	$948,224	$(228,543)	$5,799	$(7,057)	$1,669,738

Total Return Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$9,413		$2	$(51)	$59	$1,362	$(1,408)	$117	$—	$9,494
Collateralized Mortgage Obligations
— Agency CMO	86		—	—	—	—	—	—	(86)	—
— Non-Agency CMO	605		—	4	1	—	(28)	—	—	582
Commercial Mortgage-Backed Securities	—		—	44	1	1,774	—	—	—	1,819
Corporate Bond — Materials	—		—	(141)	53	568	—	290	—	770
Insurance-Linked Securities	—		—	8	—	646	—	—	—	654
Preferred Securities — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$10,104		$2	$(136)	$114	$4,350	$(1,436)	$407	$(86)	$13,319

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Unconstained Debt Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$137,909	$1,278	$(1,755)	$311	$137,099	$(70,492)	$—	$—	$204,350
Collateralized Mortgage Obligations — Agency CMO	2,701	203	54	(52)	—	(2,292)	—	(614)	—
Collateralized Mortgage Obligations — Non-Agency CMO	8,922	—	(1,148)	25	1,170	—	—	—	8,969
Commercial Mortgage-Backed Securities	21,519	(108)	169	(4)	14,165	(2,152)	10,366	—	43,955
Corporate Bonds — Industrials	14,602	1	342	(10)	—	(1,591)	—	—	13,344

	$185,653	$1,374	$(2,338)	$270	$152,434	$(76,527)	$10,366	$(614)	$270,618

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers between Levels 2 and 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Corporate Bond Fund	$127
Strategic Income Opportunities Fund	(11,036)
Total Return Fund	(69)
Unconstrained Debt Fund	(925)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$128		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—	(d)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	128

	—	(e)	Market Comparable Companies (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stocks	—	(e)

	1,910		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10% (N/A)

Corporate Bonds	1,910

	652,188		Discounted Cash Flow	Discount Rate	3.73% - 8.27% (6.54%)

Private Placements	652,188

	654,187		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.85%)
				Constant Default Rate	0.00% - 18.00% (7.57%)
				Yield (Discount Rate of Cash Flows)	1.06% - 8.00% (4.49%)

Asset-Backed Securities	654,187

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$130,010		Discounted Cash Flow	Constant Prepayment Rate	4.00% - 10.00% (7.73%)
				Constant Default Rate	0.00% - 13.46% (1.10%)
				Yield (Discount Rate of Cash Flows)	2.16% - 5.83% (4.14%)

Collateralized Mortgage Obligations	130,010

	89,861		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.14% - 6.60% (5.46%)

Commercial Mortgage-Backed Securities	89,861

Warrants	—	(d)	Intrinsic Value	Issue Price vs. Stock Price

Total	$1,528,284

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $144,454,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Amount rounds to less than $1,000.
(e)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,494	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.26%)
			Constant Default Rate	2.00% - 12.84% (6.72%)
			Yield (Discount Rate of Cash Flows)	1.33 - 6.25% (3.25%)

Asset-Backed Securities	9,494

	446	Discounted Cash Flow	Constant Prepayment Rate	4.00% (4.00%)
			Constant Default Rate	1.00% (1.00%)
			Yield (Discount Rate of Cash Flows)	3.91% - 4.66% (4.23%)

Collateralized Mortgage Obligations	446

	1,295	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.14% - 6.60% (5.66%)

Commercial Mortgage-Backed Securities	1,295

Total	$11,235

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $2,084,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$129,704	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.50% (1.88%)
			Constant Default Rate	0.00% - 35.00% (16.02%)
			Yield (Discount Rate of Cash Flows)	1.09% - 6.06% (4.41%)

Asset-Backed Securities	129,704

	1,673	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (6.32%)
			Constant Default Rate	1.84% - 50.00% (35.68%)
			Yield (Discount Rate of Cash Flows)	3.82% - 10.78% (5.89%)

Collateralized Mortgage Obligations	1,673

	37,954	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.71% - 10.21% (4.29%)

Commercial Mortgage-Backed Securities	37,954

Total	$169,331

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $101,287,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Strategic Income Opportunities Fund	$718,575	3.3%
Total Return Fund	1,424	0.3
Unconstrained Debt Fund	8,636	0.3

C. Loan Assignments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing the value on such collateral or have their interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Strategic Income Opportunities Fund and Total Return Fund have entered into Preferred Shares, a type of Insurance-Linked Securities that have an unfunded commitment to settle on future dates as part of their initial investment. The Issuer may issue one or more subsequent capital call notices, which could be extended at the option of the Issuer until July 1, 2015.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

At February 28, 2015, the Funds had the following unfunded commitments (amounts in thousands):

Strategic Income Opportunities Fund

		Commitment
Security Description	Units	Amount	Value
Alphacat 2015, Ltd. Class A Preferred Shares	1	$573	$573

Total Return Fund

			Commitment
Security Description	Units		Amount	Value
Alphacat 2015, Ltd. Class A Preferred Shares	—	(a)	$54	$54

(a)	Amount rounds to less than 1,000 units.

E. Commercial Loans—Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

F. Derivatives — The Funds use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Emerging Markets Debt Fund, Strategic Income Opportunities Fund and Total Return Fund purchase and sell (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the year ended February 28, 2015 were as follows (amounts in thousands, except number of contracts):

	Foreign Exchange Currency Options
	Notional Amount	Premiums Received
Emerging Markets Debt Fund
Options outstanding at February 28, 2014	$5,300	$150
Options written	17,815	430
Options expired	(23,115)	(580)
Options closed	—	—

Options outstanding at February 28, 2015	$—	$—

	Options
	Number of Contracts	Premiums Received
Strategic Income Opportunities Fund
Options outstanding at February 28, 2014	3,736	$1,621
Options written	19,939	3,103
Options expired	—	—
Options closed	(23,675)	(4,724)

Options outstanding at February 28, 2015	—	$—

	Options
	Number of Contracts	Premiums Received
Total Return Fund
Options outstanding at February 28, 2014	14	$6
Options written	99	17
Options expired	—	—
Options closed	(113)	(23)

Options outstanding at February 28, 2015	—	$—

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Funds’ over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of February 28, 2015, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Bank of America and Goldman Sachs International, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 28, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Strategic Income Opportunities Fund	Collateral Posted	Barclays Bank plc	$(20,724)	$20,450
		Credit Suisse International	(3,358)	3,260
		Deutsche Bank AG, New York	(6,666)	4,710
		Goldman Sachs International	(8,214)	8,550
		Union Bank of Switzerland AG	(15,446)	15,630
	Collateral Received	Bank of America	4,486	(3,678)
		BNP Paribas	5,860	(5,426)
		Citibank, N.A.	1,612	(1,730)
		Morgan Stanley Capital Services	3,778	(5,221)
		Royal Bank of Scotland	857	(1,270)
Unconstrained Debt Fund	Collateral Posted	Barclays Bank plc	(476)	520
		Deutsche Bank AG, New York	(172)	150

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund use return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Strategic Income Opportunities Fund and Total Return Fund enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

Real Return Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$726	$—	$726
Foreign exchange contracts	Receivables	—	306	306

Total		$726	$306	$1,032

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,886)	$—	$(1,886)
Foreign exchange contracts	Payables	—	(97)	(97)

Total		$(1,886)	$(97)	$(1,983)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Emerging Markets Corporate Debt Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3	$—	$—	$3
Foreign exchange contracts	Receivables	—	11	—	11
Credit contracts	Receivables	—	—	6	6

Total		$3	$11	$6	$20

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(6)	$—	$—	$(6)

Total		$(6)	$—	$—	$(6)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$10	$—	$10
Foreign exchange contracts	Receivables	—	6,677	6,677

Total		$10	$6,677	$6,687

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(202)	$—	$(202)
Foreign exchange contracts	Payables	—	(7,357)	(7,357)

Total		$(202)	$(7,357)	$(7,559)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$870		$(870)	$—	$—
BNP Paribas	60		(60)	—	—
Citibank, N.A.	77		(77)	—	—
Credit Suisse International	1,254		(472)	—	782
Deutsche Bank AG	411		(411)	—	—
HSBC Bank, N.A.	2,517		(1,809)	—	708
TD Bank Financial Group	585		(585)	—	—
Union Bank of Switzerland AG	117		—	—	117
Westpac Banking Corp.	786		(444)	—	342
Exchange Traded Futures & Options Contracts (b)	10	(c)	—	—	10

	$6,687		$(4,728)	$—	$1,959

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$1,437		$(870)	$—	$567
BNP Paribas	1,341		(60)	—	1,281
Citibank, N.A.	80		(77)	—	3
Credit Suisse International	472		(472)	—	—
Deutsche Bank AG	729		(411)	—	318
Goldman Sachs International	61		—	—	61
HSBC Bank, N.A.	1,809		(1,809)	—	—
Standard Chartered Bank	27		—	—	27
TD Bank Financial Group	957		(585)	—	372
Westpac Banking Corp.	444		(444)	—	—
Exchange Traded Futures & Options Contracts (b)	202	(c)	—	—	202

	$7,559		$(4,728)	$—	$2,831

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Real Return Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$88	$—	$24	112
Foreign exchange contracts	Receivables	—	115	—	115

Total		$88	$115	$24	$227

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(97)	$—	$—	$(97)
Foreign exchange contracts	Payables	—	$(9)	—	(9)

Total		$(97)	$(9)	$—	$(106)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3,084	$239	$—	$—	$14,075	$17,398
Foreign exchange contracts	Receivables	—	—	57,437	—	—	57,437
Credit contracts	Receivables	—	—	—	63,460	48,265	111,725

Total		$3,084	$239	$57,437	$63,460	$62,340	$186,560

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(4,113)	$—	$(2,330)	$(812)	$(7,255)
Foreign exchange contracts	Payables	—	—	(55,687)	—	—	(55,687)
Credit contracts	Payables	—	—	—	(39,941)	(99,345)	(139,286)

Total		$—	$(4,113)	$(55,687)	$(42,271)	$(100,157)	$(202,228)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America N.A.	$7,011		$(2,525)	$(3,678	)(e)	$808
Barclays Bank plc	21,095		(21,095)	—		—
BNP Paribas	23,937		(1,467)	(5,426	)(e)	17,044
Citibank, N.A.	7,631		(6,019)	(1,612	)(e)	—
Credit Suisse International	5,834		(5,834)	—		—
Deutsche Bank AG	1,867		(1,867)	—		—
Goldman Sachs International	16,412		(16,412)	—		—
Merrill Lynch International	1,632		(1,632)	—		—
Morgan Stanley	15,826		(14,262)	(1,564	)(e)	—
Royal Bank of Scotland	857		—	(857	)(e)	—
Societe Generale	295		—	—		295
Union Bank of Switzerland AG	15,230		(15,230)	—		—
Westpac Banking Corp.	2,150		(869)	—		1,281
Centrally Cleared Swaps (b)	63,460	(c)	—	—		63,460
Exchange Traded Futures & Options Contracts (b)	3,323	(d)	—	—		3,323

	$186,560		$(87,212)	$(13,137)		$86,211

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$2,525		$(2,525)	$—		$—
Barclays Bank plc	41,683		(21,095)	(20,450	)(e)	138
BNP Paribas	1,467		(1,467)	—		—
Citibank, N.A.	6,019		(6,019)	—		—
Credit Suisse International	7,885		(5,834)	(2,051	)(e)	—
Deutsche Bank AG	12,699		(1,867)	(4,710	)(e)	6,122
Goldman Sachs International	26,514		(16,412)	(8,550	)(e)	1,552
Merrill Lynch International	8,330		(1,632)	—		6,698
Morgan Stanley	14,262		(14,262)	—		—
Royal Bank of Canada	585		—	—		585
Standard Chartered Bank	129		—	—		129
State Street Corp.	1,731		—	—		1,731
TD Bank Financial Group	1,411		—	—		1,411
Union Bank of Switzerland AG	29,735		(15,230)	(14,505	)(e)	—
Westpac Banking Corp.	869		(869)	—		—
Centrally Cleared Swaps (b)	42,271	(c)	—	—		42,271
Exchange Traded Futures & Options Contracts (b)	4,113	(d)	—	—		4,113

	$202,228		$(87,212)	$(50,266)		$64,750

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$22	$4	$—	$—	$100	$126
Foreign exchange contracts	Receivables	—	—	346	—	—	346
Credit contracts	Receivables	—	—	—	424	585	1,009

Total		$22	$4	$346	$424	$685	$1,481

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(96)	$—	$(7)	$(13)	$(116)
Foreign exchange contracts	Payables	—	—	(333)	—	—	(333)
Credit contracts	Payables	—	—	—	(251)	(947)	(1,198)

Total		$—	$(96)	$(333)	$(258)	$(960)	$(1,647)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

(b)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From counterparty (Not less than zero)
Bank of America N.A.	$39		$(29)	$—	$10
Barclays Bank plc	233		(233)	—	—
BNP Paribas	132		(10)	—	122
Citibank, N.A.	118		(12)	—	106
Credit Suisse International	26		(26)	—	—
Deutsche Bank AG	24		(24)	—	—
Goldman Sachs International	112		(112)	—	—
Merrill Lynch International	9		(9)	—	—
Morgan Stanley	163		(146)	—	17
Royal Bank of Scotland	61		—	—	61
Union Bank of Switzerland AG	100		(100)	—	—
Westpac Banking Corp.	14		(5)	—	9
Centrally Cleared Swaps (b)	424	(c)	—	—	424
Exchange Traded Futures & Options Contracts (b)	26	(d)	—	—	26

	$1,481		$(706)	$—	$775

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$29		$(29)	$—	$—
Barclays Bank plc	432		(233)	—	199
BNP Paribas	10		(10)	—	—
Citibank, N.A.	12		(12)	—	—
Credit Suisse International	67		(26)	—	41
Deutsche Bank AG	94		(24)	—	70
Goldman Sachs International	184		(112)	—	72
Merrill Lynch International	40		(9)	—	31
Morgan Stanley	146		(146)	—	—
Royal Bank of Canada	4		—	—	4
State Street Corp.	16		—	—	16
TD Bank Financial Group	14		—	—	14
Union Bank of Switzerland AG	240		(100)	—	140
Westpac Banking Corp.	5		(5)	—	—
Centrally Cleared Swaps (b)	258	(c)		—	258
Exchange Traded Futures & Options Contracts (b)	96	(d)	—	—	96

	$1,647		$(706)	$—	$941

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Unconstrained Debt Fund

Derviative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$162	$—	$—	$162
Foreign exchange contracts	Receivables	—	24,394	—	24,394

Total		$162	$24,394	$—	$24,556

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(7,467)	$—	$—	$(7,467)
Foreign exchange contracts	Payables	—	(3,697)	—	(3,697)
Credit contracts	Payables	—	—	(648)	(648)

Total		$(7,467)	$(3,697)	$(648)	$(11,812)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$265		$—	$—	$265
Barclays Bank plc	21		(21)	—	—
BNP Paribas	3		—	—	3
Citibank, N.A.	1		(1)	—	—
Credit Suisse International	10,139		(156)	—	9,983
Deutsche Bank AG	6,706		(261)	—	6,445
Goldman Sachs International	42		(42)	—	—
HSBC Bank, N.A.	676		(69)	—	607
Morgan Stanley	666		—	—	666
Royal Bank of Canada	68		(14)	—	54
Standard Chartered Bank	49		(2)	—	47
State Street Corp.	309		—	—	309
TD Bank Financial Group	38		—	—	38
Union Bank of Switzerland AG	5,022		(2,359)	—	2,663
Westpac Banking Corp.	389		(277)	—	112
Exchange Traded Futures & Options Contracts (b)	162	(c)	—	—	162

	$24,556		$(3,202)	$—	$21,354

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$641		$(21)	$(520	)(d)	$100
Citibank, N.A.	6		(1)	—		5
Credit Suisse International	156		(156)	—		—
Deutsche Bank AG	261		(261)	—		—
Goldman Sachs International	560		(42)	—		518
HSBC Bank, N.A.	69		(69)	—		—
Royal Bank of Canada	14		(14)	—		—
Standard Chartered Bank	2		(2)	—		—
Union Bank of Switzerland AG	2,359		(2,359)	—		—
Westpac Banking Corp.	277		(277)	—		—
Exchange Traded Futures & Options Contracts (b)	7,467	(c)	—	—		7,467

	$11,812		$(3,202)	$(520)		$8,090

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(d)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2015, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$870	$—	$—	$870
Foreign exchange contracts	—	5,803	—	5,803
Credit contracts	—	—	(593)	(593)

Total	$870	$5,803	$(593)	$6,080

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(822)	$—	$—	$(822)
Foreign exchange contracts	—	449	—	449
Credit contracts	—	—	327	327

Total	$(822)	$449	$327	$(46)

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(70)	$—	$—	$(70)
Foreign exchange contracts	—	14	—	14
Credit contracts	—		(6)	(6)

Total	$(70)	$14	$(6)	$(62)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$—	$— (a)	$— (a)
Foreign exchange contracts	—	11	—	11
Credit contracts	—	—	(1)	(1)

Total	$—	$11	$(1)	$10

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$(1,953)	$—	$—	$(1,953)
Foreign exchange contracts	389	—	5,693	—	6,082
Credit contracts	—	—	—	(17)	(17)

Total	$389	$(1,953)	$5,693	$(17)	$4,112

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$(59)	$—	$—	$(59)
Foreign exchange contracts	(73)	—	(1,646)	—	(1,719)
Credit contracts	—	—	—	16	16

Total	$(73)	$(59)	$(1,646)	$16	$(1,762)

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps		Total
Interest rate contracts	$(1,035)	$—	$(210)		$(1,245)
Foreign exchange contracts	—	1,095	—		1,095

Total	$(1,035)	$1,095	$(210)		$(150)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps		Total
Interest rate contracts	$25	$—	$—	(a)	$25
Foreign exchange contracts	—	160	—		160

Total	$25	$160	$—	(a)	$185

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(6,306)	$(154,974)	$—	$(125,855)	$(287,135)
Foreign exchange contracts	—	—	26,649	—	26,649
Credit contracts	—	—	—	(6,750)	(6,750)
Equity contracts	(3)	—	—	—	(3)

Total	$(6,309)	$(154,974)	$26,649	$(132,605)	$(267,239)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(3,975)	$(3,745)	$—	$13,176	$5,456
Foreign exchange contracts	—	—	4,611	—	4,611
Credit contracts	—	—	—	21,770	21,770
Equity contracts	1	—	—	—	1

Total	$(3,974)	$(3,745)	$4,611	$34,946	$31,838

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(30)	$751	$—	$(771)	$(50)
Foreign exchange contracts	—	—	85	—	85
Credit contracts	—	—	—	56	56

Total	$(30)	$751	$85	$(715)	$91

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(24)	$(122)	$—	$77	$(69)
Foreign exchange contracts	—	—	25	—	25
Credit contracts	—	—	—	114	114

Total	$(24)	$(122)	$25	$191	$70

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(41,850)	$—	$—	$(41,850)
Foreign exchange contracts	—	61,069	—	61,069
Credit contracts	—	—	(2,071)	(2,071)

Total	$(41,850)	$61,069	$(2,071)	$17,148

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2,651)	$—	$—	$(2,651)
Foreign exchange contracts	—	26,382	—	26,382
Credit contracts	—	—	841	841

Total	$(2,651)	$26,382	$841	$24,572

(a)	Amount rounds to less than $1,000.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2015 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund		Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts:
Average Notional Balance Long	$169,367		$1,530	(b)	$40,314	(e)	$2,897	(b)	$5,621,892	(e)	$46,345	(e)	$12,539
Average Notional Balance Short	164,054		2,300		64,401		33,151		13,407,404		99,701		1,055,977
Ending Notional Balance Long	335,502		2,045		—		10,411		—		—		60,086
Ending Notional Balance Short	302,045		2,283		62,480		50,926		1,779,268		58,015		1,344,050

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,605		—		160,850		1,412		423,127		2,410		71,312
Average Settlement Value Sold	33,247		128	(c)	196,437		8,544		746,460		3,711		514,754
Ending Value Purchased	451		—		222,141		1,803		1,257,188		8,949		114,511
Ending Value Sold	36,460		121		259,514		11,861		1,341,501		9,655		660,170

Exchange-Traded Options:
Average Number of Contracts Purchased	—		—		—		—		10,620		60		—
Average Number of Contracts Written	—		—		—		—		7,065	(h)	36	(h)	—
Ending Number of Contracts Purchased	—		—		—		—		20,986		140		—
Ending Number of Contracts Written	—		—		—		—		—		—		—

Swaptions & OTC Options:
Average Notional Balance Purchased	—		—		2,182		—		103,539	(e)	463	(e)	—
Average Notional Balance Written	—		—		5,300	(f)	—		—		—		—
Ending Notional Balance Purchased	—		—		—		—		—		—		—
Ending Notional Balance Written	—		—		—		—		—		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	15,000	(a)	100	(d)	790	(g)	—		2,682,068		15,736		22,287
Average Notional Balance — Sell Protection	—		—		—		—		582,590		3,983		—
Ending Notional Balance — Buy Protection	—		100		—		—		2,474,783		18,617		7,825
Ending Notional Balance — Sell Protection	—		—		—		—		797,013		5,878		—

Return Swaps:
Average Notional Balance — Receives Floating Rate	—		—		—		—		227,674		1,652		—
Average Notional Balance — Pays Fixed Rate	—		—		—		—		301,151		3,398		—
Ending Notional Balance — Receives Floating Rate	—		—		—		—		346,930		2,540		—
Ending Notional Balance — Pays Fixed Rate	—		—		—		—		573,719		9,087		—

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	201

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	$—	$—	$—	$11,019	$1,761,356	$10,072	$—
Average Notional Balance — Receives Fixed Rate	—	—	—	—	130,924	756	—
Ending Notional Balance — Pays Fixed Rate	—	—	—	14,250	185,798	1,217	—
Ending Notional Balance — Receives Fixed Rate	—	—	—	—	—	—	—

(a)	For the period March 1, 2014 through May 31, 2014.
(b)	For the period April 1, 2014 through February 28, 2015.
(c)	For the period May 1, 2014 through February 28, 2015.
(d)	For the period February 1, 2015 through February 28, 2015.
(e)	For the period March 1, 2014 through January 31, 2015.
(f)	For the period March 1, 2014 through April 30, 2014.
(g)	For the period March 1, 2014 through August 31, 2014.
(h)	For the period March 1, 2014 through November 30, 2014.

The Funds’ derivatives contracts held at February 28, 2015 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund had TBA purchase commitments and when-issued securities outstanding as of February 28, 2015, which are shown as Receivable for investment securities sold-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities, on the Statements of Assets and Liabilities. The values of these securities are detailed on the SOIs.

H. Offering and Organizational Costs — Total offering costs of approximately $28,000 paid in connection with the offering of shares of Emerging Markets Corporate Debt Fund were amortized on a straight line basis over 12 months from the date it commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$—	$5,151	$(5,151)
Emerging Markets Corporate Debt Fund	—	10	(10)
Emerging Markets Debt Fund	— (a)	(538)	538
Real Return Fund	(5)	666	(661)
Strategic Income Opportunities Fund	—	(9,577)	9,577
Total Return Fund	(3)	(129)	132
Unconstrained Debt Fund	—	54,153	(54,153)

(a) Amounts rounds to less than $1,000.

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in contingent preferred debt and investments in swap contracts.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	203

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2015, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Corporate Bond Fund	$1	$—
Emerging Markets Debt Fund	6	—
Real Return Fund	1	—
Strategic Income Opportunities Fund	193	15
Total Return Fund	43	—	(a)
Unconstrained Debt Fund	17	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	n/a	0.25%
Emerging Markets Corporate Debt Fund	0.25	0.25	n/a	n/a	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Unconstrained Debt Fund	0.25	0.25	0.25	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	n/a	0.50%
Emerging Markets Corporate Debt Fund	1.25	1.75	n/a	n/a	0.75	n/a	1.00
Emerging Markets Debt Fund^	1.20	1.70	n/a	0.75%	0.70	n/a	0.95
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund^^	0.66	1.31	1.16%	0.46	0.41	n/a	0.56
Unconstrained Debt Fund	1.00	1.50	1.25	0.55	0.50	n/a	0.75

^	Prior to November 7, 2014, the contractual expense limitation for Emerging Markets Debt Fund was 1.25%, 1.75%, 0.80%, 0.75% and 1.00% for Class A, Class C, Class R5, Class R6 and Select Class Shares, respectively.
^^	Prior to November 7, 2014, the contractual expense limitation for Total Return Fund was 0.75%, 1.40%, 1.25%, 0.55%, 0.50% and 0.65% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2015, and are in place until at least June 30, 2015, except Emerging Markets Debt Fund, Total Return Fund and Unconstrained Debt Fund which are in place until October 31, 2015.

Effective April 1, 2015 the contractual expense limitation for Emerging Markets Corporate Debt Fund changed to 1.20%, 1.70%, 0.70% and 0.95% for Class A, Class C, Class R6 and Select Class Shares, respectively until at least June 30, 2016.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Corporate Bond Fund	$184	$169	$157	$510	$44
Emerging Markets Corporate Debt Fund	151	18	—	169	97
Emerging Markets Debt Fund	589	423	82	1,094	52
Real Return Fund	160	96	58	314	—
Strategic Income Opportunities Fund	9,305	7,512	8,712	25,529	99
Total Return Fund	160	104	467	731	44
Unconstrained Debt Fund	854	825	43	1,722	—	(a)

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2015 was as follows (amounts in thousands):

Corporate Bond Fund	$51
Emerging Markets Corporate Debt Fund	—	(a)
Emerging Markets Debt Fund	83
Real Return Fund	8
Strategic Income Opportunities Fund	31,951
Total Return Fund	200
Unconstrained Debt Fund	832

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	205

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$1,264,535	$507,763	$111,239	$76,869
Emerging Markets Corporate Debt Fund	18,033	17,027	—	—
Emerging Markets Debt Fund	1,865,434	1,383,455	—	—
Real Return Fund	11,032	7,633	139,528	54,313
Strategic Income Opportunities Fund	26,881,358	24,329,321	1,543,649	1,782,656
Total Return Fund	1,281,616	1,045,964	61,113	39,135
Unconstrained Debt Fund	4,754,342	3,715,364	138,389	140,662

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$1,527,505	$33,911	$7,232	$26,679
Emerging Markets Corporate Debt Fund	21,796	905	387	518
Emerging Markets Debt Fund	897,523	26,532	30,069	(3,537)
Real Return Fund	175,258	6,209	961	5,248
Strategic Income Opportunities Fund	22,239,144	366,465	257,714	108,751
Total Return Fund	605,299	14,509	4,179	10,330
Unconstrained Debt Fund	2,704,104	50,119	74,770	(24,651)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt, investments in treasury inflation protected securities, mark to market of purchased options, mark to market of passive foreign investment companies (“PFICs) and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Corporate Bond Fund	$26,794	$148	$26,942
Emerging Markets Corporate Debt Fund	1,177	39	1,216
Emerging Markets Debt Fund	37,701	—	37,701
Real Return Fund	1,598	238	1,836
Strategic Income Opportunities Fund	388,298	—	388,298
Total Return Fund	9,714	96	9,810
Unconstrained Debt Fund	100,593	—	100,593

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Corporate Bond Fund	$11,054	$—	$11,054
Emerging Markets Corporate Debt Fund (a)	457	—	457
Emerging Markets Debt Fund	30,328	—	30,328
Real Return Fund	1,450	522	1,972
Strategic Income Opportunities Fund	436,083	—	436,083
Total Return Fund	7,377	1,893	9,270
Unconstrained Debt Fund	43,009	—	43,009

(a)	Commencement of operations on September 4, 2013.

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$7,718	$1,339	$26,651
Emerging Markets Corporate Debt Fund	63	—	517
Emerging Markets Debt Fund	7,005	(65,318)	(3,346)
Real Return Fund	484	—	5,227
Strategic Income Opportunities Fund	45,115	(64,365)	125,203
Total Return Fund	2,447	—	7,326
Unconstrained Debt Fund	54,477	(39,815)	(25,672)

For the Funds, the cumulative timing differences primarily consist of mark to market of forward foreign currency contracts, mark to market of futures contracts, post-October capital loss deferrals, wash sale loss deferrals, late year ordinary loss deferrals, investments in treasury inflation protected securities, investments in swaps, straddle loss deferrals and investments in contingent preferred debt.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2015, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Real Return Fund and Total Return Fund had no net capital loss carryforwards.

As of February 28, 2015, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$33,580	$2,602
Strategic Income Opportunities Fund	64,365	—
Unconstrained Debt Fund	29,799	10,016

As of February 28, 2015, the following Funds had pre-enactment net capital loss carryforwards, expiring during the year(s) indicated, which are available to offset future realized gains (amounts in thousands):

	2018	Total
Emerging Markets Debt Fund	$29,136	$29,136

During the year ended February 28, 2015, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Pre-Enactment Capital Loss Carryforwards Utilized	Post-Enactment Capital Loss Carryforwards Utilized		Total Capital Loss Carryforwards Utilized
		Short-Term	Long-Term
Corporate Bond Fund	$—	$2,542	$—	$2,542

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	207

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Late year ordinary losses incurred after December 31 as well as specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2015 the following Funds deferred to March 1, 2015 the following late year ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss		Other Late Year Loss
	Short-Term	Long-Term
Emerging Markets Corporate Debt Fund	$(23)	$225	$—
Emerging Markets Debt Fund	28,536	5,664	—
Real Return Fund	476	374	1,413
Strategic Income Opportunities Fund	37,233	69,033	—
Total Return Fund	—	163	—
Unconstrained Debt Fund	1,618	9,033	—

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015. Average borrowings from the Facility for, or at any time during, the year ended February 28, 2015, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Debt Fund	$80,673	0.22%	4	$2
Unconstrained Debt Fund	18,759	0.23	3	—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of Strategic Income Opportunities Fund and Total Return Fund.

As of February 28, 2015, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Corporate Bond Fund	83.9%
Emerging Markets Debt Fund	54.5
Real Return Fund	77.1

Strategic Income Opportunities Fund and Total Return Fund each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares, respectively.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Strategic Income Opportunities Fund and Total Return Fund invest in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Funds may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Funds to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Funds are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts , TBA securities and Insurance-Linked Securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 28, 2015, the following Funds had the following country allocations representing greater than 10% of each respective Fund’s total investments:

	Cayman Islands	Mexico	United States
Emerging Markets Corporate Debt Fund	14.2%	11.5%	—
Emerging Markets Debt Fund	—	11.2	—
Unconstrained Debt Fund	—	—	62.3%

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	209

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund (formerly JPMorgan Multi-Sector Income Fund) (each a separate fund of JPMorgan Trust I) at February 28, 2015, the results of each of their operations and their cash flows (for JPMorgan Unconstrained Debt Fund) for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, and the financial position of JPMorgan Corporate Bond Fund and JPMorgan Emerging Markets Corporate Debt Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	211

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	213

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual	$1,000.00	$1,024.70	$3.71	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	1,021.90	6.22	1.24
Hypothetical	1,000.00	1,018.65	6.21	1.24
Class R6
Actual	1,000.00	1,026.10	1.96	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39
Select Class
Actual	1,000.00	1,025.70	2.46	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Emerging Markets Corporate Debt Fund
Class A
Actual	1,000.00	983.20	6.15	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class C
Actual	1,000.00	980.80	8.59	1.75
Hypothetical	1,000.00	1,016.12	8.75	1.75
Class R6
Actual	1,000.00	981.60	3.68	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Select Class
Actual	1,000.00	984.30	4.92	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$968.30	$5.91	1.21%
Hypothetical	1,000.00	1,018.79	6.06	1.21
Class C
Actual	1,000.00	965.00	8.33	1.71
Hypothetical	1,000.00	1,016.31	8.55	1.71
Class R5
Actual	1,000.00	969.40	3.61	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class R6
Actual	1,000.00	969.40	3.47	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71
Select Class
Actual	1,000.00	969.50	4.69	0.96
Hypothetical	1,000.00	1,020.03	4.81	0.96

Real Return Fund
Class A
Actual	1,000.00	983.30	3.64	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class C
Actual	1,000.00	981.10	6.83	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Institutional Class
Actual	1,000.00	985.60	2.41	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	984.60	2.90	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	1,001.20	4.42	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class C
Actual	1,000.00	998.20	6.84	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R5
Actual	1,000.00	1,003.60	2.14	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Select Class
Actual	1,000.00	1,001.70	3.13	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Total Return Fund
Class A
Actual	1,000.00	1,020.10	3.11	0.62
Hypothetical	1,000.00	1,021.72	3.11	0.62
Class C
Actual	1,000.00	1,017.10	6.30	1.26
Hypothetical	1,000.00	1,018.55	6.31	1.26
Class R2
Actual	1,000.00	1,017.10	5.45	1.09
Hypothetical	1,000.00	1,019.39	5.46	1.09

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	215

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Total Return Fund (continued)
Class R5
Actual	$1,000.00	$1,020.90	$2.05	0.41%
Hypothetical	1,000.00	1,022.76	2.06	0.41
Class R6
Actual	1,000.00	1,022.30	1.86	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37
Select Class
Actual	1,000.00	1,020.40	2.60	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52

Unconstrained Debt Fund
Class A
Actual	1,000.00	1,010.20	4.83	0.97
Hypothetical	1,000.00	1,019.98	4.86	0.97
Class C
Actual	1,000.00	1,007.60	7.32	1.47
Hypothetical	1,000.00	1,017.50	7.35	1.47
Class R2
Actual	1,000.00	1,009.50	6.08	1.22
Hypothetical	1,000.00	1,018.74	6.11	1.22
Class R5
Actual	1,000.00	1,012.70	2.60	0.52
Hypothetical	1,000.00	1,022.22	2.61	0.52
Class R6
Actual	1,000.00	1,011.90	2.34	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Select Class
Actual	1,000.00	1,012.00	3.59	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
Corporate Bond Fund	$148
Emerging Markets Corporate Debt Fund	39
Real Return Fund	238
Total Return Fund	96

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2015 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Total Return Fund	$6,231	$2,968

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015:

Income from U.S. Treasury Obligations
Corporate Bond Fund	0.08%
Real Return Fund	96.94
Strategic Income Opportunities Fund	1.23
Total Return Fund	2.86
Unconstrained Debt Fund	1.07

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	217

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-INC-215

Annual Report

J.P. Morgan Money Market Funds

February 28, 2015

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of February 28, 2015	$1.6 Billion
Weighted Average Maturity^	36 days
Weighted Average Life^^	42 days

MATURITY SCHEDULE**^
1 day	9.2%
2–7 days	71.1
8–30 days	0.3
31–60 days	1.5
61–90 days	2.1
91–180 days	9.6
181+ days	6.2

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.01)%, (0.56)% and (1.01)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2015.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of February 28, 2015	$1.1 Billion
Weighted Average Maturity^	27 days
Weighted Average Life^^	27 days

MATURITY SCHEDULE**^
1 day	9.4%
2–7 days	78.2
8–30 days	1.1
61–90 days	0.4
91–180 days	7.1
181+ days	3.8

7-DAY SEC YIELD AS OF FEBRUARY 28, 2015 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.00)%, (0.55)%, (0.65)% and (1.00)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 28, 2015.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 13.6% (n)
	California — 13.6%
	California Statewide Communities Development Authority
22,865	Series 2008-C, 0.130%, 10/01/15 (m)	22,865
20,000	Series 2008-C, 0.140%, 06/15/15 (m)	20,000
7,000	Series 2009-B1, 0.140%, 07/01/15 (m)	7,000
3,000	Series 2009-B2, 0.140%, 10/08/15 (m)	3,000
19,000	Series 2009-B3, 0.140%, 08/03/15 (m)	19,000
10,000	Series 2009-B4, 0.130%, 05/05/15 (m)	10,000
20,000	Series 2009-B4, 0.140%, 10/08/15 (m)	20,000
10,000	Series 2009-B5, 0.130%, 08/03/15 (m)	10,000
15,000	Series 2009-B6, 0.140%, 06/01/15 (m)	15,000
3,000	Series 2009-D, 0.140%, 10/08/15 (m)	3,000
	East Bay Municipal Utility District, Water System
4,425	0.050%, 11/06/15	4,425
23,000	Series E, 0.070%, 10/30/15 (m)	23,000
15,000	Los Angeles Municipal Improvement Corp., Series A-3, 0.030%, 03/03/15	15,000
12,500	San Diego County Water Authority, Series S-1, 0.080%, 11/09/15	12,500
4,900	Turlock Irrigation District, 0.080%, 03/03/15 (m)	4,900
22,700	Woodland Finance Authority, 0.070%, 05/12/15	22,700

	Total Commercial Paper (Cost $212,390)	212,390

Daily Demand Notes — 9.2%
	California — 9.2%
10,065	California Health Facilities Financing Authority, St. Joseph Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	10,065
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
15,800	Series A, Class A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/02/15	15,800
7,000	Series B, Class B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/02/15	7,000
2,200	Series D, Class D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/02/15	2,200
5,500	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/02/15	5,500
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
3,650	Series A, Rev., VRDO, 0.010%, 03/02/15	3,650
27,000	Series A, Rev., VRDO, 0.010%, 03/02/15	27,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
5,795	California Statewide Communities Development Authority, Series 2008-C, Class C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/02/15	5,795
4,900	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/02/15	4,900
10,844	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	10,844
4,510	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series 2011, Class A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/02/15	4,510
6,700	Irvine Ranch Water District, Special Assessment, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	6,700
7,550	Irvine Unified School District, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	7,550
7,000	Irvine Unified School District, Community Facilities District No. 09-A, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/02/15	7,000
1,400	Los Angeles Department of Water & Power, Power System, Series 2001, Class B, Rev., VRDO, 0.010%, 03/02/15	1,400
2,200	Los Angeles Department of Water & Power, Waterworks, Subseries B-2, Rev., VRDO, 0.010%, 03/02/15	2,200
12,310	Pittsburg Redevelopment Agency, Tax Allocation, Class A, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 03/02/15	12,310
	State of California,
6,680	Series A-2, GO, VRDO, LOC: Bank of Montreal, 0.010%, 03/02/15	6,680
2,390	Series A-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/02/15	2,390

	Total Daily Demand Notes (Cost $143,494)	143,494

Municipal Bonds — 5.0%
	California — 5.0%
2,565	California School Cash Reserve Program Authority, Series F, Rev., TRAN, 2.000%, 06/30/15	2,581
5,000	City of Los Angeles, GO, TRAN, 1.500%, 06/25/15	5,022

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	California — continued
3,000	County of Placer, Loomis Union School District, GO, TRAN, 1.000%, 09/02/15	3,013
4,500	County of Placer, Roseville Joint Union High School District, GO, TRAN, 1.000%, 09/02/15	4,520
4,000	County of Placer, Western Placer Unified School District, GO, TRAN, 1.000%, 09/02/15	4,017
3,000	Los Angeles County California School Pooled Financing Program, Rev., 1.500%, 06/01/15	3,010
55,000	State of California, Rev., RAN, 1.500%, 06/22/15	55,235

	Total Municipal Bonds (Cost $77,398)	77,398

Weekly Demand Notes — 63.2%
	California — 63.2%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/09/15	1,500
	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System,
10,735	Series A-2, Rev., VRDO, 0.010%, 03/09/15	10,735
11,575	Series A-4, Rev., VRDO, 0.010%, 03/09/15	11,575
3,830	Alameda County Industrial Development Authority, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 03/09/15	3,830
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/09/15	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/09/15	200
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 03/09/15	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.030%, 03/09/15	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.030%, 03/09/15	3,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.030%, 03/09/15	7,500
11,258	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15	11,258
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15	4,580
9,000	Big Bear Lake Industrial, Southwest Gas Corp. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	9,000
4,500	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 03/09/15	4,500
3,000	California Educational Facilities Authority, Series 3346, Rev., VAR, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15 (e)	3,000
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Class H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/09/15	9,140
18,150	Series H, Class H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	18,150
17,500	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.090%, 09/25/15 (i)	17,500
2,025	California Health Facilities Financing Authority, North California Presbyterian Homes, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 03/09/15	2,025
6,590	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/09/15	6,590
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Class B, Rev., VRDO, 0.010%, 03/09/15	8,200
20,000	Series C, Class C, Rev., VRDO, 0.100%, 09/25/15 (i)	20,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	4,620
3,865	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 03/09/15	3,865

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
5,600	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/09/15	5,600
9,300	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	9,300
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 03/09/15	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.030%, 03/09/15	6,225
	California Statewide Communities Development Authority,
3,200	Series 2003, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	3,200
26,430	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15 (e)	26,430
9,715	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.020%, 03/09/15	9,715
8,700	California Statewide Communities Development Authority, Kaiser Permanente, Series C-3, Rev., VRDO, 0.010%, 03/09/15	8,700
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.100%, 03/09/15	605
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Class H, Rev., VRDO, LIQ: FHLMC, 0.030%, 03/09/15	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Class E, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/09/15	4,045

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	11,200
12,555	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.030%, 03/09/15	12,555
8,270	California Statewide Communities Development Authority, Penny Lane Centers Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/09/15	8,270
800	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	800
16,835	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.020%, 03/09/15	16,835
4,550	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 03/09/15 (p)	4,550
10,614	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/09/15	10,614
19,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/09/15	19,400
	City of Livermore,
5,880	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	5,880
20,000	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	20,000
9,500	City of Los Angeles, Department of Water & Power, Rev., VRDO, 0.010%, 03/09/15	9,500
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	9,545
2,300	City of Los Angeles, Multi-Family Housing, La Brea Apartments Project, Series G, Class G, Rev., VRDO, LOC: Citibank N.A., 0.020%, 03/09/15	2,300
6,660	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.040%, 03/09/15 (e)	6,660

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
4,600	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.040%, 03/09/15	4,600
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.030%, 03/09/15	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	4,160
31,550	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	31,550
13,300	City of Riverside, Series A, Rev., VRDO, 0.060%, 03/09/15	13,300
2,425	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/09/15	2,425
6,350	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	6,350
5,200	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Class C, Rev., VRDO, LIQ: FHLMC, 0.010%, 03/09/15	5,200
675	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 03/09/15	675
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Class B, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	3,700
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, LIQ: FNMA, 0.020%, 03/09/15	2,900
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Class F, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	1,810
	Deutsche Bank Spears/Lifers Trust, Various States,
9,350	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15 (e)	9,350
27,865	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.110%, 03/09/15	27,865
18,290	Series DB-466, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.130%, 03/09/15	18,290
5,050	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 03/09/15 (e)	5,050
9,488	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.150%, 03/09/15	9,488

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	Eastern Municipal Water District, Water & Sewer,
8,000	Series A, Rev., VRDO, 0.060%, 03/09/15	8,000
11,000	Series C, COP, VRDO, 0.020%, 03/09/15	11,000
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.060%, 03/09/15	7,425
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/09/15	1,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	4,300
5,500	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Rental Academy Village Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	5,500
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 03/09/15	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Class F, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	13,400
21,100	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/09/15	21,100
500	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Class B, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	500
12,700	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.070%, 03/09/15	12,700
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.030%, 03/09/15	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15 (e)	5,240
20,190	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.070%, 03/09/15	20,190

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 03/09/15 (e)	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 03/09/15	4,000
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 03/09/15	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.020%, 03/09/15 (e)	4,000
17,600	Regents of the University of California, Series AL, Rev., VRDO, 0.010%, 03/09/15	17,600
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.030%, 03/09/15 (e)	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.030%, 03/09/15 (e)	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Class D, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	800
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.030%, 03/09/15	43,600
14,500	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Class C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	14,500
4,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Class F, Rev., VAR, FNMA, LIQ: FNMA, 0.030%, 03/09/15	4,580
7,880	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	7,880
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/09/15	3,285
3,600	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/09/15	3,600
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
7,800	Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/09/15	7,800
8,800	Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/09/15	8,800
19,465	San Francisco City & County Public Utilities Commission, Water, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.050%, 03/09/15 (e)	19,465
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	600
700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/09/15	700
3,700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, LIQ: FNMA, 0.040%, 03/09/15	3,700
3,800	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	3,800
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.050%, 03/09/15	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.080%, 03/09/15	2,520
1,385	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Class A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/09/15	1,385
7,530	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Class M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	7,530
	Southern California Public Power Authority, Magnolia Power Project A,
10,100	Series 2009-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	10,100
10,500	Series 2009-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	10,500
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.050%, 03/09/15 (e)	2,650

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.030%, 03/09/15	31,000
10,000	University of California, Series AL-4, Rev., VRDO, 0.010%, 03/09/15	10,000
4,700	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 03/09/15	4,700
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/09/15 (e)	7,500

	Total Weekly Demand Notes (Cost $987,616)	987,616

SHARES
Variable Rate Demand Preferred Shares — 9.0%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.150%, 03/09/15 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.170%, 03/09/15 # (e)	35,000

SHARES	SECURITY DESCRIPTION	VALUE($)

Variable Rate Demand Preferred Shares — continued
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.100%, 03/09/15 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.170%, 03/09/15 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 03/09/15 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/09/15 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 03/09/15 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.090%, 03/09/15 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 100.0% (Cost $1,561,398) *	1,561,398
	Other Assets in Excess of Liabilities — 0.0%	509

	NET ASSETS — 100.0%	$1,561,907

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 9.5%
	New York — 9.5%
	City of New York, Fiscal Year 2012,
1,100	Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 03/02/15	1,100
5,050	Series G, Subseries G-5, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/02/15	5,050
2,530	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 03/02/15	2,530
9,700	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.010%, 03/02/15	9,700
	City of New York, Fiscal Year 2014,
1,550	Series D, Subseries D-4, GO, VRDO, LOC: TD Bank N.A., 0.010%, 03/02/15	1,550
11,050	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 03/02/15	11,050
3,325	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/02/15	3,325
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
900	Series B, Subseries B-1, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 03/02/15	900
3,500	Series B, Subseries B-2, Rev., VRDO, LIQ: California Public Employees Retirement System, 0.010%, 03/02/15	3,500
3,130	Series B, Subseries B-3, Rev., VRDO, LIQ: State Street Bank & Trust Co., 0.010%, 03/02/15	3,130
12,475	Subseries A-2, Rev., VRDO, 0.010%, 03/02/15	12,475
3,815	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Subseries BB-2, Rev., VRDO, 0.010%, 03/02/15	3,815
840	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-1, Rev., VRDO, LIQ: TD Bank N.A., 0.010%, 03/02/15	840
1,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 03/02/15	1,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
3,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1, Rev., VRDO, 0.010%, 03/02/15	3,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
15,800	Series BB, Rev., VRDO, 0.010%, 03/02/15	15,800
1,160	Series BB-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/02/15	1,160
6,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/02/15	6,510
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
4,150	Series A, Subseries A-6, Rev., VRDO, 0.010%, 03/02/15	4,150
2,950	Subseries A-5, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 03/02/15	2,950
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
100	Series C, Rev., VRDO, 0.010%, 03/02/15	100
5,420	Subseries A-4, Rev., VRDO, 0.010%, 03/02/15	5,420
1,575	Subseries D-4, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.010%, 03/02/15	1,575
1,170	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 03/02/15	1,170
1,200	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/02/15	1,200
4,930	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/02/15	4,930

	Total Daily Demand Notes (Cost $108,230)	108,230

Municipal Bonds — 13.5%
	New York — 13.5%
4,685	Alfred Almond Central School District, GO, BAN, 1.500%, 06/23/15	4,701
4,000	Beaver River Central School District, GO, BAN, 1.000%, 07/17/15	4,010
4,500	Chappaqua Central School District, GO, TAN, 1.250%, 06/30/15	4,514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	New York — continued
4,300	Churchville-Chili Central School District, GO, BAN, 1.500%, 06/24/15	4,314
11,415	City of Auburn, GO, BAN, 1.250%, 03/03/15	11,415
11,415	City of Auburn, Cayuga County, Series A, GO, BAN, 1.250%, 03/02/16 (w)	11,505
12,466	City of Dunkirk, Chautauqua County, GO, BAN, 1.500%, 03/26/15	12,475
4,700	City of Olean, GO, BAN, 1.500%, 06/18/15	4,716
8,755	County of Columbia, Series A, GO, 1.250%, 02/03/16	8,828
3,500	County of Genesee, GO, RAN, 1.750%, 12/18/15	3,537
6,550	County of Washington, GO, BAN, 1.000%, 06/12/15	6,562
7,483	Dunkirk City School District, GO, BAN, 1.250%, 06/24/15	7,501
3,133	East Bloomfield Central School District, GO, BAN, 1.500%, 08/28/15	3,148
3,000	East Moriches Union Free School District, GO, TAN, 1.000%, 06/19/15	3,006
2,800	Gloversville City School District, GO, BAN, 1.000%, 01/15/16	2,812
10,190	Mexico Central School District, GO, BAN, 1.250%, 07/17/15	10,224
3,542	Minisink Valley, Central School District, GO, BAN, 1.250%, 08/06/15	3,555
7,000	North Shore Central School District, GO, TAN, 1.250%, 06/19/15	7,019
10,000	North Syracuse Central School District, GO, RAN, 1.000%, 06/19/15	10,019
2,183	Town of Clarence, Erie County, Series A, GO, BAN, 0.750%, 07/23/15	2,187
3,055	Town of Frankfort, Herkimer County, GO, BAN, 2.000%, 12/03/15	3,086
3,896	Town of Union, Broome County, Series A, GO, BAN, 1.500%, 05/07/15	3,904
6,934	Town of Wallkill, Orange County, Series A, GO, BAN, 2.000%, 01/15/16	7,026
4,075	Village of Port Chester, Westchester County, Series A, GO, BAN, 1.000%, 02/24/16	4,100
9,500	West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	9,533

	Total Municipal Bonds (Cost $153,697)	153,697

Weekly Demand Notes — 71.7%
	New York — 71.7%
5,025	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	5,025

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,865	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/09/15	2,865
1,300	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.090%, 03/09/15	1,300
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.020%, 03/09/15 (m)	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.050%, 03/09/15	10,230
1,000	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.020%, 03/09/15 (m)	1,000
3,355	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.020%, 03/09/15	3,355
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.014%, 03/09/15	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.020%, 03/09/15	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/09/15	22,300
18,750	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/09/15	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, AMT, LIQ: Deutsche Bank AG, 0.140%, 03/09/15 (e)	10,660
11,250	Series DBE-1205, GO, VRDO, LIQ: Deutsche Bank AG, 0.080%, 03/09/15 (e)	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.120%, 03/09/15 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.120%, 03/09/15 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 03/09/15	16,295
6,400	Series DB-1190, Rev., VRDO, LIQ: Deutsche Bank AG, 0.160%, 03/09/15	6,400

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
6,035	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.120%, 03/09/15	6,035
4,210	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/09/15	4,210
1,235	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 03/09/15	1,235
	Long Island Power Authority, Electric System,
1,795	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.020%, 03/09/15	1,795
6,400	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	6,400
4,960	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	4,960
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/09/15	9,100
3,200	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	3,200
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.020%, 03/09/15	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 03/09/15	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.030%, 03/09/15	3,470
1,525	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 03/09/15	1,525
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/09/15	2,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/09/15 (m)	10,000
1,300	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	1,300
3,400	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/09/15	3,400
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	300
20,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.030%, 03/09/15	20,800
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
10,800	Subseries B-1A, Rev., VRDO, 0.010%, 03/09/15	10,800
6,900	Subseries B-2, Rev., VRDO, 0.010%, 03/09/15	6,900
5,600	Subseries B-4, Rev., VRDO, 0.010%, 03/09/15	5,600
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Rev., VRDO, 0.010%, 03/09/15	5,050
4,565	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.020%, 03/09/15	4,565
4,450	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.020%, 03/09/15	4,450
8,880	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/09/15	8,880
2,900	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
9,900	New York Convention Center Development Corp., Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15	9,900
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 03/09/15	10,000
5,975	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	5,975
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 03/09/15	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 03/09/15	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,900	Series 153, Rev., VRDO, AMT, 0.030%, 03/09/15	2,900
7,000	Series 162, Rev., VRDO, 0.030%, 03/09/15	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/09/15	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/09/15	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	2,200
9,135	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 03/09/15	9,135
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.030%, 03/09/15	55,975
	New York State Dormitory Authority, Fordham University,
9,300	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	9,300
9,460	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/09/15	9,460
6,500	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/09/15	6,500
2,855	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/09/15	2,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	New York State Dormitory Authority, St. Johns University,
1,755	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	1,755
6,415	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/09/15	6,415
16,420	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.040%, 03/09/15	16,420
3,740	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	3,740
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.020%, 03/09/15	6,150
12,410	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/09/15	12,410
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	1,150
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.020%, 03/09/15	2,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/09/15	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/09/15	9,300
48,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/09/15	48,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/09/15	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/09/15	4,085

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	18,100
	New York State Housing Finance Agency, Gotham West Housing,
300	Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	300
800	Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/09/15	800
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/09/15	15,750
11,000	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.020%, 03/09/15	11,000
10,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.100%, 03/09/15	10,000
25,300	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/09/15	25,300
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/09/15	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/09/15	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series 2000-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 03/09/15	1,500
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/09/15	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/09/15	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.030%, 03/09/15	6,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/09/15	4,800
2,390	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.080%, 03/09/15	2,390
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.060%, 03/09/15	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/09/15	2,100
10,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series O-87, Rev., VRDO, LIQ: Royal Bank of Canada, 0.020%, 03/09/15	10,000
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 03/09/15	5,000
6,915	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.020%, 03/09/15	6,915

	Total Weekly Demand Notes (Cost $817,380)	817,380

SHARES
Variable Rate Demand Preferred Shares — 6.2%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.100%, 03/09/15 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 03/09/15 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.140%, 03/09/15 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 03/09/15 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 100.9% (Cost $1,150,307) *	1,150,307
	Liabilities in Excess of Other Assets — (0.9)%	(10,407)

	NET ASSETS — 100.0%	$1,139,900

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	15

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
EAGLE	— Earnings of accrual generated on local tax-exempt securities
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015 ..

VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2015.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	— When-issued security.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,561,398		$1,150,307
Cash	2		14
Receivables:
Investment securities sold	—		110
Interest from non-affiliates	633		1,098

Total Assets	1,562,033		1,151,529

LIABILITIES:
Payables:
Distributions	—	(a)	1
Investment securities purchased — delayed delivery securities	—		11,505
Accrued liabilities:
Investment advisory fees	9		14
Administration fees	23		22
Custodian and accounting fees	22		21
Trustees’ and Chief Compliance Officer’s fees	2		1
Audit fees	29		31
Printing and mailing costs	29		19
Transfer agent fees	12		12
Other	—		3

Total Liabilities	126		11,629

Net Assets	$1,561,907		$1,139,900

NET ASSETS:
Paid-in-Capital	$1,561,911		$1,139,950
Accumulated undistributed (distributions in excess of) net investment income	(21)		(79)
Accumulated net realized gains (losses)	17		29

Total Net Assets	$1,561,907		$1,139,900

Net Assets:
E*Trade	$1,094,756		$395,938
Morgan	318,472		542,897
Reserve	—		135,833
Service	148,679		65,232

Total	$1,561,907		$1,139,900

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	1,094,558		395,940
Morgan	318,531		542,911
Reserve	—		135,843
Service	148,719		65,233

Net Asset Value offering and redemption price per share (all classes)	1.00		1.00

Cost of investments in non-affiliates	$1,561,398		$1,150,307

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	17

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	California Municipal Money Market Fund	New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,324	$1,284

EXPENSES:
Investment advisory fees	1,221	930
Administration fees	1,064	810
Distribution fees:
E*Trade	6,116	2,213
Morgan	375	567
Reserve	—	418
Service	795	361
Shareholder servicing fees:
E*Trade	3,058	1,107
Morgan	1,311	1,982
Reserve	—	502
Service	398	180
Custodian and accounting fees	84	75
Professional fees	55	56
Trustees’ and Chief Compliance Officer’s fees	16	12
Printing and mailing costs	43	28
Registration and filing fees	34	34
Transfer agent fees	43	62
Other	95	65

Total expenses	14,708	9,402

Less fees waived	(13,537)	(8,236)

Net expenses	1,171	1,166

Net investment income (loss)	153	118

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	96	51

Change in net assets resulting from operations	$249	$169

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$153	$139	$118	$114
Net realized gain (loss)	96	63	51	107

Change in net assets resulting from operations	249	202	169	221

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(102)	(96)	(37)	(37)
From net realized gains	(71)	(151)	(8)	(31)
Morgan
From net investment income	(38)	(35)	(56)	(49)
From net realized gains	(24)	(60)	(11)	(51)
Reserve
From net investment income	—	—	(17)	(23)
From net realized gains	—	—	(3)	(21)
Service
From net investment income	(13)	(8)	(6)	(5)
From net realized gains	(10)	(16)	(2)	(5)

Total distributions to shareholders	(258)	(366)	(140)	(222)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,572	141,636	(149,399)	(107,106)

NET ASSETS:
Change in net assets	2,563	141,472	(149,370)	(107,107)
Beginning of period	1,559,344	1,417,872	1,289,270	1,396,377

End of period	$1,561,907	$1,559,344	$1,139,900	$1,289,270

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(79)	$(81)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$360,640	$379,507	$189,766	$148,880
Distributions reinvested	173	247	45	68
Cost of shares redeemed	(297,823)	(273,793)	(167,385)	(145,919)

Change in net assets resulting from E*Trade capital transactions	$62,990	$105,961	$22,426	$3,029

Morgan
Proceeds from shares issued	$1,587,876	$1,823,134	$1,073,955	$1,927,650
Distributions reinvested	51	70	53	74
Cost of shares redeemed	(1,683,254)	(1,807,658)	(1,154,794)	(1,915,392)

Change in net assets resulting from Morgan capital transactions	$(95,327)	$15,546	$(80,786)	$12,332

Reserve
Proceeds from shares issued	$—	$—	$9,795,651	$31,314,445
Distributions reinvested	—	—	15	34
Cost of shares redeemed	—	—	(9,893,078)	(31,434,523)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(97,412)	$(120,044)

Service
Proceeds from shares issued	$231,633	$118,150	$159,459	$87,661
Distributions reinvested	23	24	8	10
Cost of shares redeemed	(196,747)	(98,045)	(153,094)	(90,094)

Change in net assets resulting from Service capital transactions	$34,909	$20,129	$6,373	$(2,423)

Total change in net assets resulting from capital transactions	$2,572	$141,636	$(149,399)	$(107,106)

SHARE TRANSACTIONS:
E*Trade
Issued	360,640	379,507	189,766	148,880
Reinvested	173	247	45	68
Redeemed	(297,823)	(273,793)	(167,385)	(145,919)

Change in E*Trade Shares	62,990	105,961	22,426	3,029

Morgan
Issued	1,587,876	1,823,134	1,073,955	1,927,650
Reinvested	51	70	53	74
Redeemed	(1,683,254)	(1,807,658)	(1,154,794)	(1,915,392)

Change in Morgan Shares	(95,327)	15,546	(80,786)	12,332

Reserve
Issued	—	—	9,795,651	31,314,445
Reinvested	—	—	15	34
Redeemed	—	—	(9,893,078)	(31,434,523)

Change in Reserve Shares	—	—	(97,412)	(120,044)

Service
Issued	231,633	118,150	159,459	87,661
Reinvested	23	24	8	10
Redeemed	(196,747)	(98,045)	(153,094)	(90,094)

Change in Service Shares	34,909	20,129	6,373	(2,423)

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Morgan
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$1,094,756	0.08%	0.01%		1.07%
1.00	0.03		1,031,764	0.12	0.01		1.07
1.00	0.01		925,909	0.22	0.01		1.07
1.00	0.01		889,873	0.20	0.01		1.07
1.00	0.07		847,499	0.30	0.01		1.07

1.00	0.02		318,472	0.08	0.01		0.62
1.00	0.02		413,810	0.12	0.01		0.62
1.00	0.00	(c)	398,310	0.23	0.00	(c)	0.62
1.00	0.00	(c)	401,491	0.21	0.00	(c)	0.62
1.00	0.06		399,696	0.31	0.00	(c)	0.62

1.00	0.02		148,679	0.07	0.01		1.07
1.00	0.02		113,770	0.12	0.01		1.07
1.00	0.00	(c)	93,653	0.23	0.00	(c)	1.07
1.00	0.00	(c)	111,357	0.20	0.00	(c)	1.07
1.00	0.06		122,928	0.31	0.00	(c)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Year Ended February 28, 2015	$1.00	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(d)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(d)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(d)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(d)	—	(b)	—	(b)

Morgan
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Reserve
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)
Year Ended February 28, 2011	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$395,938	0.10%	0.01%		1.08%
1.00	0.02		373,501	0.14	0.01		1.08
1.00	0.02		370,470	0.24	0.01		1.07
1.00	0.01		326,423	0.25	0.01		1.07
1.00	0.11		310,036	0.34	0.01		1.07

1.00	0.01		542,897	0.10	0.01		0.63
1.00	0.02		623,670	0.14	0.01		0.63
1.00	0.01		611,340	0.25	0.00	(c)	0.62
1.00	0.00	(c)	657,377	0.26	0.00	(c)	0.62
1.00	0.10		830,150	0.34	0.01		0.62

1.00	0.01		135,833	0.10	0.01		0.73
1.00	0.02		233,242	0.15	0.01		0.73
1.00	0.01		353,286	0.25	0.00	(c)	0.72
1.00	0.00	(c)	372,876	0.26	0.00	(c)	0.72
1.00	0.10		395,301	0.34	0.01		0.72

1.00	0.01		65,232	0.10	0.01		1.08
1.00	0.02		58,857	0.14	0.01		1.08
1.00	0.01		61,281	0.25	0.00	(c)	1.07
1.00	0.00	(c)	63,956	0.26	0.00	(c)	1.07
1.00	0.10		93,124	0.34	0.00	(c)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

The following is a summary of the inputs used as of February 28, 2015, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,561,398	$—	$1,561,398

New York Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,150,307	$—	$1,150,307

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2015.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
California Municipal Money Market Fund	$37,500	2.4%

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

New York Municipal Money Market Fund had when issued securities outstanding as of February 28, 2015, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statement of Assets and Liabilities. The value of this security is detailed in the SOI.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax”

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2015.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
New York Municipal Money Market Fund	0.60	0.10	0.25%	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	0.30%
New York Municipal Money Market Fund	0.30	0.35	0.30%	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	1.05%
New York Municipal Money Market Fund	1.00	0.59	0.70%	1.05

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

The expense limitation agreements were in effect for the year ended February 28, 2015, and are in place until at least June 30, 2015.

In addition, the Funds’ service providers have voluntarily waived fees for the year ended February 28, 2015. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Total
California Municipal Money Market Fund	$145	$82	$789	$1,016
New York Municipal Money Market Fund	104	59	469	632

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total
California Municipal Money Market Fund	$923	$334	$7,286	$3,978	$12,521
New York Municipal Money Market Fund	603	140	3,559	3,302	7,604

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Long- Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$20	$86	$152	$258
New York Municipal Money Market Fund	22	2	116	140

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Long- Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$175	$52	$139	$366
New York Municipal Money Market Fund	46	62	114	222

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$17	$—	$10	$—
New York Municipal Money Market Fund	31	—	6	—

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation.

As of February 28, 2015, the Funds did not have any net capital loss carryforwards.

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the New York Municipal Money Market Fund, which collectively represent a significant portion of the Fund’s outstanding shares.

The Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2015 meeting, the Funds’ Board of Trustees approved management’s preliminary recommendation that the JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund seek to qualify as Retail money market funds on or before October 14, 2016.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	31

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	33

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical	1,000.00	1,024.50	0.30	0.06
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
Service
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.50	0.30	0.06

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Morgan
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Reserve
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08
Service
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.80	0.41	0.08

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	35

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
California Municipal Money Market Fund	$86
New York Municipal Money Market Fund	2

Tax-Exempt Income

Each fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2015:

Exempt Distributions Paid
California Municipal Money Market Fund	99.90%
New York Municipal Money Market Fund	99.75

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-MMKTST-215

Annual Report

J.P. Morgan Tax Free Funds

February 28, 2015

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark Brent crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well during the past twelve months. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced overall positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Meanwhile, economic weakness in Europe and Japan, geopolitical tensions in Ukraine and the Mideast, a stronger U.S. dollar and falling prices for commodities — notably, oil prices — drove investors to buy U.S. Treasury securities as a safe haven.

Tax-free municipal bonds rose along with U.S. Treasury securities. New issuance of tax free municipal bonds increased as interest rates trended lower. During the reporting period, investors sought higher yields offered by municipal bonds at longer maturities and lower quality. Municipal bond yields, which move in the opposite direction of prices, remained near five-decade lows at the end of the twelve months ended February 28, 2015.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	4.33%
Barclays LB California 1–17 Year Muni Bond Index	4.69%

Net Assets as of 2/28/2015 (In Thousands)	$281,349
Duration as of 2/28/2015	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund underperformed the Barclays LB California 1-17 Year Municipal Bond Index (the “Benchmark”). U.S. interest rates overall declined during the reporting period. The Fund’s bias toward higher quality debt securities detracted from performance relative to the Benchmark. The Fund was underweight in debt securities rated A and BBB, which outperformed higher quality bonds. The Fund’s underweight position in state general obligation funds also detracted from relative performance.

The Fund’s longer duration in the water & sewer and transportation sectors made a positive contribution to relative performance during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer maturity will experience a larger increase or decrease in price as interest rates fall or rise, respectively, compared with bonds with shorter maturity.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	11.3%
AA	66.0
A	19.2
BBB	0.8
NR	2.7

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
Without Sales Charge		4.22%	4.23%	4.02%
With Sales Charge*		0.31	3.44	3.62
CLASS C SHARES	February 19, 2005
Without CDSC		3.67	3.71	3.47
With CDSC**		2.67	3.71	3.47
INSTITUTIONAL CLASS SHARES	December 23, 1996	4.33	4.32	4.13
SELECT CLASS SHARES	April 21, 1997	4.32	4.28	4.05

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays LB California 1-17 Year Muni Index and the Lipper California Intermediate Municipal Debt Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.51%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	4.50%

Net Assets as of 2/28/2015 (In Thousands)	$3,914,277
Duration as of 2/28/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). During the reporting period, lower quality debt securities outperformed higher quality debt securities. Compared with the Benchmark, the Fund’s underweight position and shorter duration in single A and BBB rated debt securities detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration show greater price sensitivity to changes in interest rates versus bonds with shorter duration.

The Fund’s overweight position in pre-refunded debt securities also detracted from relative performance as the pre-refunded sector’s relative higher quality and shorter duration underperformed due to rising short term yields and tighter spreads across the yield curve. Yields tend to move in the opposite direction of prices. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight position in the 17+ year maturity range and its longer overall duration made a positive contribution to performance relative to the Benchmark as yields on longer-maturity debt securities fell. During the reporting period, the industrial development revenue/pollution control revenue sector and the hospital sector were among the best performers. The Fund’s underweight position in those sectors detracted from relative performance. The Fund’s underweight position in debt issued by Illinois and Texas also detracted from relative performance for the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	33.2%
AA	54.0
A	8.3
BBB	0.1
NR	4.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
Without Sales Charge		3.39%	3.12%	3.50%
With Sales Charge*		(0.51)	2.34	3.10
CLASS B SHARES	December 31, 2003
Without CDSC		2.63	2.45	2.81
With CDSC**		(2.37)	2.08	2.81
CLASS C SHARES	December 31, 2003
Without CDSC		2.69	2.44	2.81
With CDSC***		1.69	2.44	2.81
INSTITUTIONAL CLASS SHARES	September 10, 2001	3.61	3.39	3.76
SELECT CLASS SHARES	January 1, 1997	3.51	3.29	3.66

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.

The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.01%
Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	4.41%

Net Assets as of 2/28/2015 (In Thousands)	$479,432
Duration as of 2/28/2015	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 28, 2015, the Fund underperformed the Barclays New York Competitive Intermediate (1-17 year) Maturities Index (the “Benchmark”). U.S. interest rates steadily declined during the reporting period.

The Fund’s shorter overall duration relative to the Benchmark detracted from relative performance as interest rates fell during most of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer maturity will experience a larger increase or decrease in price as interest rates fall or rise, respectively, compared with bonds with shorter maturity.

The Fund’s underweight positions relative to the Benchmark in the transportation and the special tax sectors also detracted from relative performance. In addition, the Fund’s higher quality credit profile relative to the Benchmark detracted from relative performance as yield spreads narrowed and the Fund’s lower quality credit holdings had a shorter relative duration. Yield spreads measure the difference in the yields of bonds of various maturities. Generally, narrowing spreads indicate higher prices for lower quality bonds.

The Fund’s longer relative duration in the leasing and water & sewer sectors made a positive contribution to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	24.9%
AA	64.2
A	4.4
BBB	0.9
NR	5.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
Without Sales Charge		2.93%	3.23%	3.55%
With Sales Charge*		(0.89)	2.45	3.15
CLASS B SHARES	February 16, 2001
Without CDSC		2.16	2.53	2.98
With CDSC**		(2.84)	2.17	2.98
CLASS C SHARES	January 31, 2003
Without CDSC		2.20	2.54	2.84
With CDSC***		1.20	2.54	2.84
INSTITUTIONAL CLASS SHARES	September 10, 2001	3.17	3.50	3.81
SELECT CLASS SHARES	January 1, 1997	3.01	3.32	3.61

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper

Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 96.6% (t)
	California — 94.6%
	Certificate of Participation/Lease — 4.0%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19 (m)	930
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,421
1,145	City of Los Angeles, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15 (m)	1,151
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,741
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,991
1,000	COP, 5.000%, 03/01/26	1,175
1,500	COP, 5.000%, 03/01/27	1,758

		11,167

	Education — 6.4%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,151
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,864
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,944
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,252
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,232
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,178
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16 (m)	571
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,185
1,500	Series AM, Rev., 5.000%, 05/15/28	1,796
2,000	Series Q, Rev., 5.250%, 05/15/26	2,221
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,021
1,500	Series D, Rev., 5.000%, 05/15/20	1,601

		18,016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 31.7%
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,150
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,205
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,486
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,197
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,450
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17 (m)	1,445
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,257
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17 (m)	965
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,158
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,616
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,167
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,210
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,343
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,787
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	748

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,174
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	952
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,086
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,212
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,416
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,060
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,209
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,496
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,221
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21 (m)	1,598
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,291
1,015	GO, Zero Coupon, 08/01/25	767
1,500	GO, Zero Coupon, 08/01/26	1,086
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,915
1,750	GO, 5.000%, 08/01/28	2,062
900	Series C, GO, 5.000%, 08/01/30	1,066
1,560	Series C, GO, 5.000%, 08/01/31	1,840
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,708
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,787
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15 (m)	128
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,419
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,574
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,201
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,293
	State of California,
1,500	GO, 5.000%, 03/01/17	1,572
1,000	GO, 5.000%, 09/01/19	1,072
1,000	GO, 5.000%, 09/01/21	1,214
3,500	GO, 5.000%, 11/01/21	3,901
3,000	GO, 5.000%, 08/01/22	3,255
2,000	GO, 5.000%, 04/01/24	2,228
3,000	GO, 5.000%, 10/01/32	3,524
1,575	GO, 5.250%, 09/01/27	1,878
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (m)	121
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,784
	State of California, Various Purpose,
2,000	GO, 5.000%, 12/01/29	2,352
2,310	GO, 5.250%, 10/01/22	2,724
1,000	GO, 5.500%, 04/01/23	1,167
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,505

		89,262

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,029

	Other Revenue — 14.7%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,160
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,406
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,174
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,743
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,140
1,000	Rev., 5.000%, 11/15/20 (m)	1,033

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	693
850	Series A, Rev., 5.000%, 08/15/28	1,011
655	Series A, Rev., 5.000%, 08/15/30	772
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,169
	California Health Facilities Financing Authority, Sutter Health,
1,000	Series A, Rev., 5.500%, 08/15/18	1,159
1,000	Series D, Rev., 5.000%, 08/15/25	1,162
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,189
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16 (m)	1,043
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,788
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,185
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,074
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,096
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	604
695	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18 (m)	697
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,802
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,692
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,379

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,750
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	600
270	Rev., 5.000%, 09/01/31	323
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,329
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,755
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20 (m)	1,554
	San Mateo County Joint Powers Financing Authority, Capital Projects Program,
2,190	Series A, Rev., 5.250%, 07/15/21	2,566
130	Series A, Rev., NATL-RE, 6.500%, 07/01/15 (m)	132
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	956
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,154

		41,290

	Prerefunded — 10.4%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,104
1,500	Series F-1, Rev., 5.000%, 04/01/25 (p)	1,744
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,786
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,931
1,625	Series AF, Rev., 5.000%, 12/01/24	1,866
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,606
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,688
650	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (m) (p)	815

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18 (m) (p)	1,036
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/19 (p)	1,601
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	1,064
1,000	Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,103
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (m) (p)	1,913
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23 (p)	1,786
1,500	County of San Bernardino, San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,531
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (m) (p)	1,398
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,590
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Rev., NATL-RE, 6.000%, 08/01/15 (m) (p)	1,015
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (m) (p)	686
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	960

		29,223

	Special Tax — 0.5%
235	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	236
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 08/15/18 (m)	1,315

		1,551

	Transportation — 12.5%
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,170
250	Series B, Rev., 5.000%, 05/15/24	311

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
1,500	Series B, Rev., 5.000%, 05/15/26	1,751
250	Series B, Rev., 5.000%, 05/15/26	305
225	Series B, Rev., 5.000%, 05/15/27	271
2,500	Series C, Rev., 5.000%, 11/15/18	2,871
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,477
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,687
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,361
1,000	Series A, Rev., 5.000%, 05/15/27	1,177
1,250	Series E, Rev., 4.500%, 05/15/16	1,315
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,293
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,192
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,734
1,000	Series B, Rev., 5.000%, 08/01/25	1,204
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,631
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17 (m)	1,040
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,308
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,150
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,139
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,693
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,265
1,200	Series B, Rev., 5.000%, 05/01/18	1,358
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,648

		35,351

	Utility — 9.1%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,750

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — continued
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,130
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,312
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,776
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,383
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	931
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,727
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,755
1,500	Series B, Rev., 5.250%, 07/01/23	1,771
1,500	Series B, Rev., 5.250%, 07/01/24	1,767
1,500	Series C, Rev., 5.000%, 07/01/27	1,823
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,820
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,187
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,410

		25,542

	Water & Sewer — 4.9%
	California State Department of Water Resources, Central Valley Project, Water System,
1,700	Series AF, Rev., 5.000%, 12/01/25	1,948
145	Series AG, Rev., 5.000%, 12/01/24	172
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,173
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,795
1,000	Series D, Rev., 5.000%, 07/01/20	1,165
2,000	Series F, Rev., 5.000%, 07/01/28	2,412
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,136
2,000	Series B, Rev., 5.000%, 08/01/25	2,303

		13,845

	Total California	266,276

	Illinois — 0.7%
	Transportation — 0.7%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,081

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18 (m)	1,147

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,106

	Puerto Rico — 0.1%
	Prerefunded — 0.1%
190	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	194

	Texas — 0.4%
	Prerefunded— 0.4%
1,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/16 (p)	1,051

	Total Municipal Bonds (Cost $250,957)	271,855

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
6,750	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $6,750)	6,750

	Total Investments — 99.0% (Cost $257,707)	278,605
	Other Assets in Excess of Liabilities — 1.0%	2,744

	NET ASSETS — 100.0%	$281,349

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.7% (t)
	Alabama — 0.9%
	Education — 0.5%
	Alabama Public School & College Authority, Capital Improvement,
10,000	Rev., 5.000%, 12/01/16	10,803
2,000	Series A, Rev., 5.000%, 02/01/23	2,451
2,000	Series A, Rev., 5.000%, 02/01/24	2,469
2,000	Series A, Rev., 5.000%, 02/01/25	2,447

		18,170

	Other Revenue — 0.4%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	2,042
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,282
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,584
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,080
3,590	Rev., 5.000%, 03/01/27	4,269

		15,257

	Total Alabama	33,427

	Alaska — 0.7%
	Other Revenue — 0.7%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,418
	Alaska Municipal Bond Bank,
1,000	Series 2009-1, Rev., 5.250%, 09/01/23	1,134
1,000	Series 2009-1, Rev., 5.375%, 09/01/25	1,135
1,000	Series 2009-1, Rev., 5.500%, 09/01/27	1,130
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,420

	Total Alaska	28,237

	Arizona — 3.0%
	Certificate of Participation/Lease — 0.9%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,139
15,000	COP, 5.750%, 09/01/18	17,377
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	1,722
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	5,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — continued
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,197
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,173
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,294
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,382
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,012

		34,419

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,014
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,153

		4,167

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,963
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,070
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,179
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,375

		9,587

	Hospital — 0.1%
2,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/23	2,763
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,120

		3,883

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,039

	Other Revenue — 0.4%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	5,519
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,544
1,000	Series B, Rev., 5.000%, 07/01/24	1,182

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,248
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,180
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,023
	Scottsdale Municipal Property Corp., Excise Tax,
500	Rev., 5.000%, 07/01/17	552
1,570	Rev., 5.000%, 07/01/26	1,979

		15,227

	Prerefunded — 0.5%
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,312
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,270
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,458
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,612
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL-RE, 5.000%, 08/01/15 (p)	1,021
1,265	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/15 (p)	1,286

		17,959

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,170
2,000	Series A, Rev., 5.000%, 07/01/27	2,314
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,774

		5,258

	Utility — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,792
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,548
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
500	Series A, Rev., 5.000%, 01/01/21	575
1,000	Series A, Rev., 5.000%, 01/01/22	1,115
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	5,127

		14,273

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,165
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,754
1,875	Rev., 5.250%, 07/01/23	2,367
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,301
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,294

		9,881

	Total Arizona	115,693

	California — 14.5%
	Certificate of Participation/Lease — 0.2%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,746
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,440

		9,186

	Education — 1.8%
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	943
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,241
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,141
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,355
5,130	Series H, Rev., 5.000%, 09/01/30	5,916
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,503

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
2,285	California State University, Systemwide, Series A, Rev., 5.000%, 11/01/30	2,719
	University of California,
4,500	Series AF, Rev., 5.000%, 05/15/25	5,502
10,000	Series O, Rev., 5.750%, 05/15/28	11,871
5,000	Series O, Rev., 5.750%, 05/15/30	5,902
10,000	Series O, Rev., 5.750%, 05/15/34	11,718
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,944

		70,755

	General Obligation — 7.8%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,381
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,197
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	485
910	GO, AGM, 5.000%, 08/01/25	969
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,635
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,619
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,986
3,540	GO, 5.000%, 08/01/30	4,124
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,904
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	13,875
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,275
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,660
1,000	Series C, GO, Zero Coupon, 08/01/27	700
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,968

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,808
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,453
	Los Angeles Community College District,
2,500	Series A, GO, 4.000%, 08/01/33	2,659
9,000	Series A, GO, 5.000%, 08/01/30	10,771
15,000	Series A, GO, 5.000%, 08/01/31	17,868
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,991
	Los Angeles Unified School District,
14,000	Series A-2, GO, 5.000%, 07/01/21	17,012
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,206
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,277
11,670	Series C, GO, 5.000%, 07/01/24	14,584
36,915	Series C, GO, 5.000%, 07/01/25	45,866
5,505	Series C, GO, 5.000%, 07/01/26	6,746
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	7,168
5,090	San Diego Community College District, GO, 5.000%, 08/01/24	6,253
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,640
5,000	State of California, GO, 5.000%, 08/01/16	5,334
	State of California, Various Purpose,
14,100	GO, 5.000%, 04/01/17	15,410
1,000	GO, 5.000%, 09/01/19	1,168
4,655	GO, 5.000%, 09/01/20	4,875
7,000	GO, 5.000%, 10/01/29	7,865
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,747
6,800	GO, 5.500%, 04/01/21	7,980
15,000	GO, 5.625%, 04/01/26	17,539
6,685	GO, 6.500%, 04/01/33	8,159
1,565	GO, AMBAC, 5.000%, 02/01/27	1,969
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,164
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,133

		306,428

	Other Revenue — 1.5%
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,743
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,324

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,916
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,204
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,544
1,750	Series A, Rev., 5.000%, 06/01/20	1,772
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,347
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,482
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,633
280	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	282
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	3,997
3,075	Series B, Rev., 5.000%, 07/01/32	3,596
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,069
2,000	Series C, Rev., 5.000%, 06/01/26	2,399
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,405
2,000	Rev., AGM, 5.000%, 08/01/20	2,248
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,018
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,367
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,447

		56,797

	Prerefunded — 0.9%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., 1.500%, 04/02/18	7,072

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,382
35	Series C, Rev., 6.500%, 10/01/18 (p)	42
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,939
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,354
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,795
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,971
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	959
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,706

		34,220

	Utility — 0.7%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28	1,503
2,710	Series D, Rev., 5.000%, 07/01/30	3,221
2,500	Series D, Rev., 5.000%, 07/01/31	2,961
4,750	Series D, Rev., 5.000%, 07/01/34	5,553
250	Series D, Rev., 5.000%, 07/01/35	292
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,903
9,545	Series A, Rev., 5.250%, 11/15/22	11,122

		27,555

	Water & Sewer — 1.6%
2,890	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	3,397
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,911
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,128
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,284
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,451
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,576

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,631
10,000	Series A, Rev., 5.000%, 05/01/30	11,882
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,103
2,165	Series A, Rev., 5.000%, 05/15/22	2,532
6,200	Series A, Rev., 5.000%, 05/15/23	7,238
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,186

		63,319

	Total California	568,260

	Colorado — 3.6%
	Certificate of Participation/Lease — 0.2%
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,775

	General Obligation — 1.1%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,041
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,830
9,500	GO, 5.000%, 12/15/22	11,606

		41,477

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,376

	Prerefunded — 2.2%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,378
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	28,064
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,558
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,679
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,349
750	Series A, Rev., 5.750%, 06/01/19 (p)	897

		87,925

	Total Colorado	140,553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,844
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,137

		14,981

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,385
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,448

		2,833

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	120
350	Series A, Rev., 5.000%, 08/15/25	416
150	Series A, Rev., 5.000%, 08/15/26	177
250	Series A, Rev., 5.000%, 08/15/27	292
300	Series A, Rev., 5.000%, 08/15/29	345
100	Series A, Rev., 5.500%, 08/15/23	125
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	5,014
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,419

		8,908

	Transportation — 0.0% (g)
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,360

	Total Connecticut	29,082

	Delaware — 0.4%
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,386
4,000	Series B, GO, 5.000%, 07/01/22	4,919
3,710	Series B, GO, 5.000%, 07/01/23	4,616
1,000	Series C, GO, 5.000%, 10/01/25	1,276
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	416

		13,613

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
1,650	State of Delaware, Prerefunded, GO, 5.000%, 07/01/20 (p)	1,972

	Total Delaware	15,585

	District of Columbia — 0.2%
	Other Revenue — 0.2%
1,150	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,150
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,907

	Total District of Columbia	7,057

	Florida — 2.4%
	General Obligation — 1.3%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,574
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,384
1,250	Series A, GO, 5.000%, 06/01/25	1,490
5,000	Series B, GO, 4.750%, 06/01/21	5,109
14,600	Series D, GO, 5.000%, 06/01/24	17,379
1,260	Series D, GO, 5.500%, 06/01/18	1,446
4,515	Series E, GO, 5.000%, 06/01/19	5,248
4,740	Series E, GO, 5.000%, 06/01/20	5,625
5,800	Series F, GO, 5.000%, 06/01/20	6,204

		50,459

	Housing — 0.1%
1,670	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,778
895	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	953

		2,731

	Other Revenue — 0.4%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,173
1,250	Rev., 5.000%, 04/01/24	1,476
765	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	786
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,718
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,843
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,094

		14,508

	Prerefunded — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	9,896

	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,103

	Utility — 0.0% (g)
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,699

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	602
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	8,835

		9,437

	Total Florida	92,833

	Georgia — 3.3%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,286

	General Obligation — 0.6%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,943
2,000	GO, 5.000%, 02/01/26	2,342
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,537
7,515	Series G, GO, 5.000%, 10/01/16	8,071

		24,893

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,038

	Other Revenue — 0.7%
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,975

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,327
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,760
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,619
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,627
1,330	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,460

		26,768

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,601

	Transportation — 0.3%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,096

	Utility — 0.3%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,180
1,960	Rev., 5.000%, 12/01/22	2,311
1,000	Rev., 5.000%, 12/01/23	1,176
4,250	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/30 (w)	4,987
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,729

		11,383

	Water & Sewer — 1.1%
2,110	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/29 (w)	2,488
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,417
445	Series A, Rev., 5.000%, 05/01/27	534
595	Series A, Rev., 5.000%, 05/01/28	707
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,149
6,565	Rev., 5.000%, 07/01/21	7,590
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,881
8,660	Series B, Rev., 5.250%, 10/01/23	10,708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,375

		43,849

	Total Georgia	129,914

	Hawaii — 0.6%
	General Obligation — 0.2%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,123
5,000	Series DY, GO, 5.000%, 02/01/19	5,760

		6,883

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,752
520	Rev., 5.250%, 01/01/18	585
5,120	Rev., 5.250%, 01/01/21	5,862
2,450	Rev., 6.000%, 01/01/29	2,852

		16,051

	Total Hawaii	22,934

	Idaho — 0.4%
	Other Revenue — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	14,229

	Illinois — 2.6%
	General Obligation — 0.9%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	6,000
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,530
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,561
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,148
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,701
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
2,055	Series A, GO, 5.000%, 01/01/28	2,374
1,000	Series A, GO, 5.000%, 01/01/34	1,133
1,500	Series D, GO, 5.000%, 01/01/27	1,749
1,700	Series D, GO, 5.000%, 01/01/34	1,925

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,726
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,026
830	GO, 5.750%, 06/01/27	943
620	GO, 5.750%, 06/01/28	696

		34,512

	Other Revenue — 0.9%
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,872
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,470
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,195
2,000	Series A, Rev., 5.000%, 11/15/23	2,407
1,000	Series A, Rev., 5.000%, 11/15/24	1,206
4,000	Series A, Rev., 5.000%, 11/15/34	4,515
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,995
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,632
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,912

		35,204

	Prerefunded — 0.1%
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,495
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,357

		5,852

	Special Tax — 0.0% (g)
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	170
200	Rev., 5.000%, 01/01/21	230
150	Rev., 5.000%, 01/01/22	173

		573

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.5%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,201
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,448

		17,649

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,369
700	Rev., 5.000%, 01/01/22	805
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,772
600	Rev., 5.000%, 11/01/22	715
1,000	Rev., 5.000%, 11/01/27	1,171
500	Rev., 5.000%, 11/01/30	569

		6,401

	Total Illinois	100,191

	Indiana — 1.6%
	Education — 0.2%
3,000	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,055
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,378
1,000	Series A, Rev., 5.000%, 06/01/32	1,169
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	342
750	Rev., 5.000%, 07/15/23	916
1,255	Rev., 5.000%, 07/15/24	1,546

		9,406

	Other Revenue — 1.1%
1,630	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,660
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,474
1,150	Rev., 5.000%, 08/01/24	1,391
500	Rev., 5.000%, 02/01/25	599
1,140	Rev., 5.000%, 08/01/26	1,350
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,133

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,770
5,205	Series A, Rev., 5.000%, 02/01/30	6,003
18,805	Series C, Rev., 5.000%, 02/01/21	22,082
3,000	Series C, Rev., 5.000%, 02/01/30	3,499
1,210	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,346

		44,307

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,233

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	863
1,245	Series D, Rev., 5.000%, 01/01/24	1,491

		2,354

	Water & Sewer — 0.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	387
375	Series B, Rev., 5.000%, 01/01/23	441
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,164

		1,992

	Total Indiana	61,292

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,702
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,217

		8,919

	Housing — 0.0% (g)
550	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	579

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,379
12,905	Rev., 5.000%, 08/01/29	15,001

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	597

		21,977

	Total Iowa	31,475

	Kansas — 2.6%
	General Obligation — 0.2%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,630
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	782
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,129

		9,541

	Prerefunded — 1.3%
25,000	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,892
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,208

		49,100

	Transportation — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,354
3,800	Series A, Rev., 5.000%, 09/01/22	4,460
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,534
2,500	Series A, Rev., 5.000%, 09/01/18	2,849
7,000	Series A, Rev., 5.000%, 09/01/19	8,181
7,000	Series A, Rev., 5.000%, 09/01/20	8,351
5,750	Series C, Rev., 5.000%, 09/01/24	7,198

		43,927

	Total Kansas	102,568

	Kentucky — 0.9%
	Education — 0.1%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,651
1,000	Series B, Rev., 5.000%, 10/01/20	1,108

		2,759

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,072
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,721
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,185
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,408
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,094
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,368
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,697
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,146

		10,691

	Prerefunded — 0.1%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,281
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	511
2,000	Louisville Regional Airport Authority, Airport System, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	2,033

		4,825

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	6,065

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,176

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,685
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,058

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,897

		7,640

	Total Kentucky	35,156

	Louisiana — 2.0%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,562
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,091
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,119

		3,772

	Housing — 0.0% (g)
298	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	300
870	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	927

		1,227

	Other Revenue — 0.5%
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,607
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,927
2,125	Rev., AGC, 5.000%, 08/01/21	2,449
2,000	Rev., AGC, 5.000%, 08/01/22	2,305
3,490	Rev., AGC, 5.250%, 08/01/19	4,096
2,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	2,107

		19,491

	Prerefunded — 1.3%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,294

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,945
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
7,060	Rev., AMBAC, 5.000%, 03/01/16 (p)	7,399
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,910
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,100
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,771
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,584

		50,003

	Transportation — 0.0% (g)
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,473

	Utility — 0.1%
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,552

	Total Louisiana	77,518

	Maryland — 0.7%
	Education — 0.2%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,542

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,889

	Private Placement — 0.0% (g)
1,333	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	1,353

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	10,890

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,460

		13,350

	Total Maryland	26,134

	Massachusetts — 3.9%
	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,690
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,230
2,100	Series M, Rev., 5.250%, 07/01/29	2,763

		9,683

	General Obligation — 2.3%
	Commonwealth of Massachusetts,
2,500	Series C, GO, 5.000%, 07/01/23	3,027
11,500	Series F, GO, 5.000%, 11/01/26	13,772
33,000	Series F, GO, 5.000%, 11/01/27	39,365
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,539
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,064
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,292
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,231

		90,290

	Other Revenue — 1.0%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,137
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,333
2,250	Series A, Rev., 5.250%, 07/01/25	2,848
10,530	Series A, Rev., 5.250%, 07/01/27	13,448
5,000	Series A, Rev., 5.250%, 07/01/29	6,453
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,247
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,798

		40,264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,378

	Transportation — 0.1%
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,800

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,910

	Total Massachusetts	151,325

	Michigan — 2.0%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,503

	General Obligation — 0.8%
2,060	City of Jackson, Capital Appreciation, Downtown Development, GO, AGM, Zero Coupon, 06/01/18	1,944
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,197
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,700
	County of Kent, Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,785
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,911
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,684
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,911
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,915
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,385
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,111
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,537
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,447
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	327
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,125

		29,979

	Housing — 0.1%
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
155	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,919

		2,078

	Other Revenue — 0.4%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,141
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,131
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	1,058
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,425
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,540
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,513
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,530
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,701
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,364
610	Rev., 5.000%, 11/15/26	722
1,035	Rev., 5.000%, 11/15/27	1,220

		16,345

	Prerefunded — 0.0% (g)
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15 (p)	1,513

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,161
1,000	Series A, Rev., 5.500%, 07/01/41	1,188
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,507
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,619

		5,475

	Water & Sewer — 0.5%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,202

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,005
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,048
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,138
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,925
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,073

		18,391

	Total Michigan	78,284

	Minnesota — 1.0%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
1,250	Series A, GO, Zero Coupon, 02/01/22	1,085
950	Series A, GO, Zero Coupon, 02/01/23	794
800	Series A, GO, Zero Coupon, 02/01/24	643
1,075	Series A, GO, Zero Coupon, 02/01/25	830
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,928
10,000	Series H, GO, 5.000%, 11/01/19	11,738

		27,018

	Other Revenue — 0.1%
1,170	City of Marshall, GO, 5.000%, 02/01/23	1,434
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,105

		2,539

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,153

	Total Minnesota	37,710

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,221
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,941

	Total Mississippi	42,162

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 2.7%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,676
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	737

		2,413

	Housing — 0.0% (g)
245	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	261
490	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	523

		784

	Other Revenue — 0.8%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,691
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
8,000	Series A, Rev., 5.000%, 01/01/20	9,422
3,645	Series B, Rev., 5.000%, 07/01/22	4,420
3,740	Series B, Rev., 5.000%, 07/01/24	4,465
3,905	Series B, Rev., 5.000%, 07/01/29	4,591
2,050	Series B, Rev., 5.000%, 07/01/30	2,410
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,103

		33,102

	Prerefunded — 0.1%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,232

	Transportation — 1.7%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,719
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,841
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,669

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
16,815	Series C, Rev., 5.000%, 02/01/22	20,521

		66,750

	Total Missouri	106,281

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,799
1,500	Rev., GAN, 5.000%, 06/01/23	1,680

	Total Montana	3,479

	Nebraska — 0.1%
	Other Revenue — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,160

	Prerefunded — 0.0% (g)
190	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	198

	Utility — 0.1%
2,310	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,404

	Total Nebraska	4,762

	New Jersey — 2.4%
	Certificate of Participation/Lease — 0.2%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,769
3,300	Series A, COP, 5.000%, 06/15/21	3,638

		6,407

	Education — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,713
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,546

		7,259

	Prerefunded — 1.6%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	33,224
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,002
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	7,952

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,647
50	Series A, Rev., 5.750%, 06/15/16 (p)	54
12,000	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	12,174

		62,053

	Transportation — 0.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,383
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	535
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,928

		11,846

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,329
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,464
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,523
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,706

		6,022

	Total New Jersey	93,587

	New Mexico — 1.0%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
410	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	438
1,200	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,283
1,445	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,538

		3,259

	Other Revenue — 0.3%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,116
1,150	Rev., 5.000%, 06/01/29	1,373
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,272
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,983

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,645	Series B, Rev., 5.000%, 06/01/21	1,842
1,890	Series B, Rev., 5.000%, 06/01/26	2,101
2,050	Series B, Rev., 5.000%, 06/01/28	2,273

		11,960

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	11,914

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,890
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,775

		13,665

	Total New Mexico	40,798

	New York — 17.7%
	Education — 0.4%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,822
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,937
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,798

		13,557

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,777
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,533
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,776
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	113

		21,215

	Other Revenue — 7.0%
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,565
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,311
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,480
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	4,036
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,449
11,100	Series B, Rev., 5.000%, 02/01/26	12,999
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,550
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
5,000	Series B, Rev., 5.000%, 11/01/21	5,884
12,660	Series B, Rev., 5.000%, 11/01/22	14,842
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,604
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,125
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	11,715
4,050	Series C, Rev., 5.000%, 04/01/17	4,426
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,822
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,405
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	15,311
5,500	Series A, Rev., 5.000%, 03/15/30	6,534
15,000	Series A, Rev., 5.000%, 03/15/31	17,753
15,000	Series A, Rev., 5.000%, 03/15/32	17,635
7,225	Series A, Rev., 5.000%, 03/15/34	8,450
8,750	Series A, Rev., 5.000%, 03/15/44	10,135
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	642

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,383
2,000	Series A, Rev., 5.000%, 05/15/28	2,339
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	11,060
5,635	Series A, Rev., 5.000%, 06/15/25	7,046
4,345	Series B, Rev., 5.000%, 06/15/27	5,142
7,280	Series D, Rev., 5.000%, 06/15/25	8,805
5,325	Series D, Rev., 5.000%, 06/15/27	6,315
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35	1,325
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,633
7,820	Series D, Rev., 5.500%, 01/01/19	9,112
355	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Rev., 5.600%, 04/01/15	357
	Sales Tax Asset Receivable Corp.,
3,365	Series A, Rev., 5.000%, 10/15/25	4,211
2,500	Series A, Rev., 5.000%, 10/15/26	3,101
3,785	Series A, Rev., 5.000%, 10/15/29	4,609
5,520	Series A, Rev., 5.000%, 10/15/30	6,679
12,500	Series A, Rev., 5.000%, 10/15/31	15,053
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,592

		275,270

	Prerefunded — 0.3%
4,545	New York State Dormitory Authority, State Personal Income Tax, Prerefunded, Series D, Rev., 5.000%, 09/15/16 (p)	4,870
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,800

		10,670

	Special Tax — 4.3%
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	23,166

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — continued
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,600
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,959
7,000	Series A, Rev., 5.000%, 03/15/27	8,528
10,000	Series A, Rev., 5.000%, 02/15/28	11,868
20,000	Series A, Rev., 5.000%, 12/15/28	23,604
5,000	Series A, Rev., 5.000%, 02/15/29	5,893
4,900	Series A, Rev., 5.000%, 12/15/29	5,763
3,000	Series A, Rev., 5.000%, 02/15/43	3,404
9,000	Series B, Rev., 5.000%, 03/15/24	10,781
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
5,455	Rev., 5.000%, 03/15/17	5,856
1,425	Series A, Rev., 5.250%, 02/15/27	1,639
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,595
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,119
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,709
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,560
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,712
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,765

		168,521

	Transportation — 4.0%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,062
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,941
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,197
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,239
11,025	Series A, Rev., 5.000%, 03/15/26	13,014
17,000	Series A, Rev., 5.250%, 03/15/19	19,722

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,505
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,553
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,246
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,607
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,361
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,910
2,500	Series B, Rev., 5.000%, 11/15/30	2,946

		155,303

	Utility — 0.4%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,463
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29	1,794
3,500	Series TE, Rev., 5.000%, 12/15/32	4,136
4,250	Series TE, Rev., 5.000%, 12/15/41	4,938

		17,331

	Water & Sewer — 0.8%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,530
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,519
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,866
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31 (w)	5,910

		31,825

	Total New York	693,692

	North Carolina — 2.1%
	General Obligation — 1.2%
3,000	County of Union, Series A, GO, 5.000%, 03/01/21	3,609

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	24,090
15,000	Series B, GO, 5.000%, 06/01/19	17,444

		45,143

	Other Revenue — 0.5%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	477
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,283
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,814
3,500	Rev., 5.000%, 06/01/19	4,051
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,446
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,412

		18,483

	Prerefunded — 0.3%
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
10,370	Series A, Rev., 5.000%, 05/01/19 (p)	12,031

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,599

	Total North Carolina	81,256

	Ohio — 1.5%
	Education — 0.1%
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,665

	Housing — 0.0% (g)
410	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	419

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,317
3,360	Rev., 5.000%, 12/01/24	4,231

		13,548

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.4%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	848
750	Rev., 5.000%, 02/01/20	862
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,975
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,346
750	Series A, Rev., 5.750%, 07/01/28	888
1,400	Series A, Rev., 5.750%, 07/01/33	1,634
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	990
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	128
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,907
2,000	Series B, Rev., 5.000%, 10/01/24	2,310

		16,888

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,827
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	788

		8,615

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,331

	Water & Sewer — 0.4%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,428
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
10,050	Rev., 4.000%, 11/15/49	10,352
1,500	Rev., 5.000%, 11/15/26	1,825

		14,605

	Total Ohio	60,071

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,306
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,200

		9,506

	Housing — 0.0% (g)
265	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	278

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,738
5,000	Series A, Rev., 5.000%, 01/01/25	5,890

		10,628

	Total Oklahoma	20,412

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,927
2,200	Series A, COP, 5.000%, 05/01/25	2,508

		4,435

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,842

	Total Oregon	7,277

	Pennsylvania — 0.9%
	Education — 0.3%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,844
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,558
1,065	Rev., AGM, 5.000%, 10/01/25	1,181
1,000	Rev., AGM, 5.000%, 10/01/26	1,107

		9,690

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.4%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,312
2,000	GO, AGM, 5.000%, 04/01/26	2,236
2,000	GO, AGM, 5.375%, 04/01/27	2,256
500	GO, AGM, 5.500%, 04/01/24	569
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,111
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,481
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,844

		13,809

	Hospital — 0.1%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,340

	Other Revenue — 0.1%
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	637
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.938%, 12/01/24	4,729

		5,366

	Prerefunded — 0.0% (g)
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	581
900	GO, AGM, 4.125%, 12/01/15 (p)	927

		1,508

	Total Pennsylvania	35,713

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,982

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,204

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,136

	Total Rhode Island	3,340

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 1.3%
	Education — 0.2%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,176
1,505	Rev., 5.000%, 12/01/23	1,781
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	4,332

		7,289

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	724
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19 York County School District No. 1,	11,629
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,254
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,752

		24,359

	Housing — 0.0% (g)
620	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	667

	Prerefunded — 0.2%
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,797
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,474

		7,271

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,014

	Total South Carolina	49,600

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
182	Heartland Consumers Power District, Electric System, Rev., 6.375%, 01/01/16 (p)	190

	Tennessee — 0.5%
	General Obligation — 0.3%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,709
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,953

		13,662

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
4,125	City of Memphis, General Improvement, Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,260

	Utility — 0.1%
1,195	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	1,296
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,071

		2,367

	Total Tennessee	20,289

	Texas — 6.6%
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,649
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,682
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,558
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,746
2,000	Series A, Rev., 5.250%, 08/15/20	2,284

		26,919

	General Obligation — 2.7%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,234
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,356
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,243
2,600	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/29	3,080
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,350
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,101
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	6,020
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,951
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,125
1,175	GO, AGM, 4.500%, 02/15/24	1,256
1,055	GO, AGM, 4.700%, 02/15/26	1,133
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,647
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	County of Harris, Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,080
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,323
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,948
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,884
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,531
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,159
3,000	GO, 5.000%, 08/15/20	3,464
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,880
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,814
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series 2014-A, GO, 5.000%, 10/01/22	4,294
11,250	Series 2014-A, GO, 5.000%, 10/01/25	13,997
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,453
3,475	Series A, GO, 5.000%, 10/01/18	3,975
2,000	Series A, GO, 5.000%, 10/01/20	2,348

		105,873

	Other Revenue — 2.1%
2,700	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/28	3,220
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	353
305	Rev., 5.000%, 12/01/28	356
360	Rev., 5.000%, 12/01/29	420
270	Rev., 5.000%, 12/01/30	314
430	Rev., 5.000%, 12/01/31	499
540	Rev., 5.000%, 12/01/32	623
500	Rev., 5.000%, 12/01/34	573
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,739
5,115	Rev., 5.000%, 12/15/25	5,959
	County of El Paso,
6,765	GO, 5.000%, 02/15/17 (p)	7,356

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,975	GO, NATL-RE, 5.000%, 08/15/15 (p)	2,020
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,057
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/18 (p)	1,367
4,180	Rev., AMBAC, 5.000%, 12/01/20	4,526
6,825	Series A, Rev., 5.000%, 12/01/17	7,628
8,950	Series A, Rev., 5.000%, 12/01/18	10,253
5,000	Series A, Rev., 5.000%, 12/01/21	5,777
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,486
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,604
5,000	Series F, Rev., 5.000%, 11/01/24	6,011
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,796
2,690	Series A, Rev., 5.000%, 02/15/18	2,921
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	632
750	Rev., 5.000%, 09/01/20	876

		83,366

	Prerefunded — 0.4%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,954
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,557
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	5,720

		15,231

	Transportation — 0.2%
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,079
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,202
3,000	Series A, Rev., 5.500%, 09/01/41	3,606
3,000	Series A, Rev., 6.000%, 09/01/41	3,630

		9,517

	Utility — 0.3%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,253

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,118
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,117
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,286
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,740

		12,514

	Water & Sewer — 0.2%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,258
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,569

		5,827

	Total Texas	259,247

	Utah — 0.5%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,199
3,950	Series C, GO, 5.000%, 04/01/20	4,654

		5,853

	Other Revenue — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,138

	Utility — 0.0% (g)
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,187

	Water & Sewer — 0.3%
	Metropolitan Water District of Salt Lake & Sandy,
9,400	Series A, Rev., 5.000%, 07/01/28	10,681
2,000	Series A, Rev., 5.000%, 07/01/29	2,321

		13,002

	Total Utah	21,180

	Virginia — 1.8%
	Education — 0.2%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16	530

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,194

		6,724

	General Obligation — 0.4%
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,191
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,649
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,996

		16,836

	Other Revenue — 0.6%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,513
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,375
8,690	Series B, Rev., 5.000%, 10/01/21	10,576

		24,464

	Prerefunded — 0.0% (g)
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16 (p)	5

	Transportation — 0.4%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	616
400	Rev., 5.000%, 06/01/24	498
2,035	Rev., 5.000%, 06/01/33	2,385
2,285	Rev., 5.000%, 06/01/34	2,668
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,580
1,835	Series A, Rev., 5.000%, 05/15/19	1,940
1,520	Series A, Rev., 5.000%, 05/15/20	1,607
2,015	Series A, Rev., 5.000%, 05/15/21	2,130
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,379
1,260	Series B, Rev., 5.000%, 05/15/19	1,331

		16,134

	Utility — 0.1%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,302

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,584

	Total Virginia	70,049

	Washington — 3.1%
	General Obligation — 2.0%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,273
1,195	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/19	1,401
	State of Washington,
4,465	GO, 4.000%, 07/01/26	4,998
3,480	Series B & AT-7, GO, 6.400%, 06/01/17	3,737
	State of Washington, Motor Vehicle Fuel,
10,000	Series R-2015D, GO, 5.000%, 07/01/27	12,135
18,000	Series R-2015D, GO, 5.000%, 07/01/28	21,661
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,443
5,015	Series C, GO, 5.000%, 02/01/30	5,664
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,287
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,526

		79,125

	Other Revenue — 1.0%
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	589
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,778
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,690
	County of King, Sewer,
1,300	Rev., AGM, 5.000%, 07/01/17 (p)	1,432
1,825	Series A, Rev., 5.000%, 01/01/22	2,205
1,150	Series A, Rev., 5.000%, 01/01/23	1,407
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,889
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,259
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,977

		39,226

	Prerefunded — 0.1%
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,708

	Total Washington	122,059

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	West Virginia — 0.6%
	Education — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,204
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,198
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	978
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	958

		6,338

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,078
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,013

		3,091

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	12,263
615	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	649

		12,912

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,161
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,466

		2,627

	Total West Virginia	24,968

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — 1.8%
	Education — 0.2%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	6,599

	General Obligation — 1.6%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	24,711
5,000	Series 4, GO, 5.000%, 05/01/27	6,096
13,190	Series A, GO, 5.250%, 05/01/25	15,805
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,648

		65,260

	Prerefunded — 0.0% (g)
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	446

	Total Wisconsin	72,305

	Total Municipal Bonds (Cost $3,489,245)	3,745,156

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
142,162	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $142,162)	142,162

	Total Investments — 99.3% (Cost $3,631,407)	3,887,318
	Other Assets in Excess of Liabilities — 0.7%	26,959

	NET ASSETS — 100.0%	$3,914,277

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.0% (t)
	Hawaii — 0.2%
	Prerefunded — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16 (p)	852

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,636

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,053
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,331

	Total New Jersey	2,384

	New York — 94.2%
	Education — 6.5%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,412
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,656
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,568
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18 (m)	1,668
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21 (m)	2,113
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22 (m)	1,241
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23 (m)	3,641
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24 (m)	2,003
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25 (m)	2,946
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16 (m)	3,754

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,144
465	Series F, Rev., NATL-RE, 6.500%, 10/01/20	527
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,022
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,237
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,284

		31,216

	General Obligation — 14.3%
	City of New York,
65	Series F, Subseries F-1, GO, XLCA, 5.000%, 09/01/19	67
2,990	Series G, GO, 5.000%, 08/01/20	3,123
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,433
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,433
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,365
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,410
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,270
2,000	Series H, Subseries H-1, GO, 5.125%, 03/01/24	2,293
1,000	Series J, Subseries J-1, GO, 5.000%, 05/15/24	1,149
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,884
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,336
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,502
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,705
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,021
765	Series B, GO, 5.000%, 12/15/22	928
500	Series B, GO, 5.000%, 12/15/23	600

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,121
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17 (m)	754
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,123
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,882
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,537
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16 (m)	1,112
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17 (m)	1,150
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19 (m)	1,151
20	Rockland County, Clarkstown Central School District, GO, AGM, 5.250%, 04/15/15	20
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16 (m)	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17 (m)	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18 (m)	60
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,697
4,000	Series C, GO, 5.000%, 04/15/17	4,026

		68,298

	Hospital — 1.0%
	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,443
2,000	Series A, Rev., 5.000%, 07/01/26	2,277

		4,720

	Housing — 0.1%
385	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	398

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,887

	Other Revenue — 21.9%
1,000	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Series A, Rev., 5.000%, 11/15/20	1,160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,250
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,707
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,212
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,715
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,587
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,593
	New York City Transitional Finance Authority, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	264
335	Series B, Rev., 5.000%, 11/01/18	367
2,095	Series B, Rev., 5.000%, 11/01/20	2,293
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,572
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,846
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,654
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax- Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,917
	New York City Transitional Finance Authority, Future Tax Secured, Tax- Exempt Subordinate,
1,545	Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,777
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,185
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,180
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,284
2,500	Series A, Rev., 5.000%, 04/01/20	2,813
940	New York State Dormitory Authority, Series B, Rev., 6.000%, 08/15/16	983
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,383
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,466

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23 (m)	1,242
370	Rev., NATL-RE, 5.750%, 07/01/19 (m)	436
4,875	Series A2, Rev., 5.000%, 07/01/26	5,497
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,161
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,290
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,355
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,990
3,100	Series A, Rev., 5.000%, 03/15/31	3,669
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,978
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,260
3,000	Series B, Rev., 5.250%, 01/01/25	3,380
7,000	Series C, Rev., 5.000%, 01/01/25	7,829
1,500	Series D, Rev., 5.375%, 01/01/21	1,738
2,750	Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series A, Rev., 5.000%, 10/15/29	3,348
1,115	TSASC, Inc., Tobacco Settlement, Asset- Backed, Rev., 4.750%, 06/01/22	1,124
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,286
1,000	Series A, Rev., 5.000%, 07/01/23	1,141

		104,932

	Prerefunded — 4.8%
10	City of New York, Fiscal Year 2006, Series G, GO, 5.000%, 02/01/16 (p)	10
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	819
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series BB, Rev., 5.000%, 06/15/16 (p)	5,655
515	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	565

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	18
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	649
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,582
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,547
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,046

		22,896

	Special Tax — 12.1%
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/30	5,953
3,985	Series A, Rev., 5.250%, 02/15/23	4,616
2,000	Series B, Rev., 5.000%, 03/15/20	2,314
3,100	Series C, Rev., 5.000%, 03/15/24	3,459
1,715	Series E, Rev., 5.000%, 02/15/29	1,987
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,139
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,487
2,890	Series A, Rev., 5.000%, 03/15/26	3,312
2,705	Series A, Rev., 5.000%, 03/15/27	3,090
	New York State Thruway Authority, State Personal Income Tax, Transportation,
1,325	Series A, Rev., 5.000%, 03/15/19	1,469
2,455	Series A, Rev., 5.000%, 03/15/22	2,714
2,000	Series A, Rev., 5.000%, 03/15/28	2,347
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	2,998
3,000	Series A, Rev., 5.000%, 03/15/31	3,498
5,000	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/24	5,540

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,755
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,029
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,415

		58,122

	Transportation — 22.0%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,134
1,000	Series A, Rev., 5.125%, 11/15/24	1,132
1,000	Series B, Rev., 5.250%, 11/15/22	1,184
2,000	Series B, Rev., 5.250%, 11/15/24	2,361
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16 (m)	18,158
2,250	Series A, Rev., AGM-CR, 5.750%, 01/01/18	2,556
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	2,996
2,000	Series C, Rev., 6.250%, 11/15/23	2,379
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,225
1,000	Series K, Rev., 5.000%, 01/01/28	1,187
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,729
1,500	Series A, Rev., 5.000%, 04/01/22	1,676
6,000	Series A, Rev., 5.000%, 04/01/26	6,927
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,630
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,403
5,695	Series B, Rev., 5.000%, 04/01/22	6,443
5,000	Series B, Rev., 5.000%, 04/01/24	5,519
665	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15 (p)	684
4,335	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	4,459
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,304

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,293
75	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15 (m)	76
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,252
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,456
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,519
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,396
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., 5.000%, 09/01/28	1,155
2,000	Series 185, Rev., 5.000%, 09/01/30	2,297
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., 5.000%, 10/15/27	2,326
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,066
1,010	Series C, Rev., 5.000%, 11/15/21	1,154
1,455	Series C, Rev., 5.000%, 11/15/23	1,659
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,173
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/32	1,578

		105,486

	Utility — 3.2%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21 (m)	4,423
2,000	Series B, Rev., 5.625%, 04/01/24	2,267
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,067
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,558
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,793
1,000	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/30	1,191

		15,299

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 7.3%
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/22	3,401
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,177
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,824
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,668
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,391
2,000	Series EE, Rev., 5.000%, 06/15/28	2,412
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,844
5,000	Series A, Rev., 5.000%, 06/15/30	6,027
4,175	Series B, Rev., 5.500%, 10/15/25	5,473

		35,217

	Total New York	451,471

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
	Housing — 0.1%
505	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	521

	Puerto Rico — 0.4%
	Prerefunded — 0.4%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,205

	Wisconsin — 0.3%
	Other Revenue — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., VAR, 4.280%, 05/01/29 (i)	1,256

	Total Municipal Bonds (Cost $423,518)	460,325

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
16,094	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $16,094)	16,094

	Total Investments — 99.4% (Cost $439,612)	476,419
	Other Assets in Excess of Liabilities — 0.6%	3,013

	NET ASSETS — 100.0%	$479,432

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
MTA	— Metropolitan Transportation Authority
MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PRIV	— Private

PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.

(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	43

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$271,855		$3,745,156	$460,325
Investments in affiliates, at value	6,750		142,162	16,094

Total investment securities, at value	278,605		3,887,318	476,419
Receivables:
Investment securities sold	—		652	15
Fund shares sold	663		4,710	945
Interest from non-affiliates	2,724		39,207	5,495
Dividends from affiliates	—	(a)	1	—	(a)

Total Assets	281,992		3,931,888	482,874

LIABILITIES:
Payables:
Due to custodian	—		418	—
Investment securities purchased	—		—	3,006
Investment securities purchased — delayed delivery securities	—		13,329	—
Fund shares redeemed	434		2,063	70
Accrued liabilities:
Investment advisory fees	57		863	108
Administration fees	16		224	30
Distribution fees	47		90	92
Shareholder servicing fees	12		315	51
Custodian and accounting fees	16		142	18
Trustees’ and Chief Compliance Officer’s fees	1		3	—	(a)
Audit fees	34		68	36
Other	26		96	31

Total Liabilities	643		17,611	3,442

Net Assets	$281,349		$3,914,277	$479,432

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$260,049	$3,659,648	$438,715
Accumulated undistributed (distributions in excess of) net investment income	260	3,296	409
Accumulated net realized gains (losses)	142	6,192	3,501
Net unrealized appreciation (depreciation)	20,898	245,141	36,807

Total Net Assets	$281,349	$3,914,277	$479,432

Net Assets:
Class A	$80,396	$242,267	$177,407
Class B	—	944	758
Class C	53,763	74,873	102,672
Institutional Class	118,395	3,251,675	145,832
Select Class	28,795	344,518	52,763

Total	$281,349	$3,914,277	$479,432

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,218	21,476	24,644
Class B	—	85	105
Class C	4,866	6,792	14,269
Institutional Class	10,845	292,937	20,172
Select Class	2,586	30,976	7,295

Net Asset Value: (a)
Class A — Redemption price per share	$11.14	$11.28	$7.20
Class B — Offering price per share (b)	—	11.08	7.23
Class C — Offering price per share (b)	11.05	11.02	7.20
Institutional Class — Offering and redemption price per share	10.92	11.10	7.23
Select Class — Offering and redemption price per share	11.13	11.12	7.23
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.57	$11.72	$7.48

Cost of investments in non-affiliates	$250,957	$3,489,245	$423,518
Cost of investments in affiliates	6,750	142,162	16,094

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,433	$126,977	$18,247
Dividend income from affiliates	2	16	— (a)

Total investment income	9,435	126,993	18,247

EXPENSES:
Investment advisory fees	815	11,338	1,426
Administration fees	224	3,120	393
Distribution fees:
Class A	202	496	442
Class B	—	8	6
Class C	389	525	771
Shareholder servicing fees:
Class A	202	496	442
Class B	—	2	2
Class C	130	175	257
Institutional Class	110	3,168	145
Select Class	72	853	125
Custodian and accounting fees	52	263	60
Interest expense to affiliates	—	—	— (a)
Professional fees	54	81	59
Trustees’ and Chief Compliance Officer’s fees	3	39	5
Printing and mailing costs	11	107	18
Registration and filing fees	15	127	20
Transfer agent fees	48	493	94
Other	13	156	22

Total expenses	2,340	21,447	4,287

Less fees waived	(563)	(1,200)	(418)
Less expense reimbursements	(27)	—	—

Net expenses	1,750	20,247	3,869

Net investment income (loss)	7,685	106,746	14,378

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	142	11,201	5,002
Distributions of capital gains received from investment company affiliates	1	12	1
Change in net unrealized appreciation/depreciation of investments in non-affiliates	3,204	15,245	(6,024)

Net realized/unrealized gains (losses)	3,347	26,458	(1,021)

Change in net assets resulting from operations	$11,032	$133,204	$13,357

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,685	$8,262	$106,746	$122,086
Net realized gain (loss)	142	608	11,201	536
Distributions of capital gains received from investment company affiliates	1	—	12	6

Change in net unrealized appreciation/depreciation	3,204	(9,814)	15,245	(162,153)

Change in net assets resulting from operations	11,032	(944)	133,204	(39,525)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,272)	(2,772)	(5,076)	(5,574)
From net realized gains	(113)	(768)	(314)	(196)
Class B
From net investment income	—	—	(19)	(22)
From net realized gains	—	—	(2)	(1)
Class C
From net investment income	(1,231)	(1,576)	(1,361)	(1,834)
From net realized gains	(76)	(510)	(111)	(80)
Institutional Class
From net investment income	(3,320)	(2,318)	(90,792)	(50,131)
From net realized gains	(172)	(662)	(4,696)	(3,353)
Select Class
From net investment income	(835)	(1,604)	(9,380)	(65,207)
From net realized gains	(41)	(240)	(493)	(364)

Total distributions to shareholders	(8,060)	(10,450)	(112,244)	(126,762)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	27,759	(78,853)	290,067	(1,704,313)

NET ASSETS:
Change in net assets	30,731	(90,247)	311,027	(1,870,600)
Beginning of period	250,618	340,865	3,603,250	5,473,850

End of period	$281,349	$250,618	$3,914,277	$3,603,250

Accumulated undistributed (distributions in excess of) net investment income	$260	$233	$3,296	$3,188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,378	$17,307
Net realized gain (loss)	5,002	6,184
Distributions of capital gains received from investment company affiliates	1	—
Change in net unrealized appreciation/depreciation	(6,024)	(26,378)

Change in net assets resulting from operations	13,357	(2,887)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,500)	(6,836)
From net realized gains	(1,259)	(2,028)
Class B
From net investment income	(20)	(27)
From net realized gains	(6)	(11)
Class C
From net investment income	(2,467)	(3,322)
From net realized gains	(735)	(1,222)
Institutional Class
From net investment income	(4,855)	(3,378)
From net realized gains	(1,082)	(1,570)
Select Class
From net investment income	(1,600)	(3,794)
From net realized gains	(381)	(534)

Total distributions to shareholders	(17,905)	(22,722)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(11,843)	(172,279)

NET ASSETS:
Change in net assets	(16,391)	(197,888)
Beginning of period	495,823	693,711

End of period	$479,432	$495,823

Accumulated undistributed (distributions in excess of) net investment income	$409	$473

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,677	$23,218	$82,929	$42,511
Net assets acquired in Fund reorganization (See Note 8)			47,869
Distributions reinvested	2,327	3,458	4,318	4,935
Cost of shares redeemed	(20,966)	(49,714)	(70,161)	(136,125)

Change in net assets resulting from Class A capital transactions	$(1,962)	$(23,038)	$64,955	$(88,679)

Class B
Proceeds from shares issued	$—	$—	$1	$28
Net assets acquired in Fund reorganization (See Note 8)			536
Distributions reinvested	—	—	19	21
Cost of shares redeemed	—	—	(608)	(351)

Change in net assets resulting from Class B capital transactions	$—	$—	$(52)	$(302)

Class C
Proceeds from shares issued	$9,520	$6,414	$9,287	$8,775
Net assets acquired in Fund reorganization (See Note 8)			13,417
Distributions reinvested	1,127	1,831	1,280	1,678
Cost of shares redeemed	(8,911)	(35,456)	(16,585)	(67,975)

Change in net assets resulting from Class C capital transactions	$1,736	$(27,211)	$7,399	$(57,522)

Institutional Class
Proceeds from shares issued	$36,635	$72,969	$860,370	$2,762,114
Distributions reinvested	1,890	1,529	24,682	13,682
Cost of shares redeemed	(11,959)	(64,414)	(686,858)	(905,272)

Change in net assets resulting from Institutional Class capital transactions	$26,566	$10,084	$198,194	$1,870,524

Select Class
Proceeds from shares issued	$15,264	$15,816	$80,697	$804,019
Net assets acquired in Fund reorganization (See Note 8)			72,932
Distributions reinvested	463	703	5,181	20,524
Cost of shares redeemed	(14,308)	(55,207)	(139,239)	(4,252,877)

Change in net assets resulting from Select Class capital transactions	$1,419	$(38,688)	$19,571	$(3,428,334)

Total change in net assets resulting from capital transactions	$27,759	$(78,853)	$290,067	$(1,704,313)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	1,497	2,101	7,335	3,782
Shares issued in connection with Fund reorganization (See Note 9)			4,225
Reinvested	209	316	383	442
Redeemed	(1,882)	(4,535)	(6,217)	(12,186)

Change in Class A Shares	(176)	(2,118)	5,726	(7,962)

Class B
Issued	—	—	— (a)	3
Shares issued in connection with Fund reorganization (See Note 9)			48
Reinvested	—	—	2	2
Redeemed	—	—	(55)	(32)

Change in Class B Shares	—	—	(5)	(27)

Class C
Issued	861	581	841	800
Shares issued in connection with Fund reorganization (See Note 9)			1,211
Reinvested	102	168	116	153
Redeemed	(808)	(3,254)	(1,503)	(6,241)

Change in Class C Shares	155	(2,505)	665	(5,288)

Institutional Class
Issued	3,365	6,793	77,465	252,581
Reinvested	173	142	2,222	1,249
Redeemed	(1,096)	(5,976)	(61,811)	(82,605)

Change in Institutional Class Shares	2,442	959	17,876	171,225

Select Class
Issued	1,371	1,434	7,244	72,598
Shares issued in connection with Fund reorganization (See Note 9)			6,528
Reinvested	42	64	466	1,862
Redeemed	(1,283)	(5,034)	(12,518)	(388,961)

Change in Select Class Shares	130	(3,536)	1,720	(314,501)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	New York Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$39,066	$32,293
Distributions reinvested	6,447	8,533
Cost of shares redeemed	(52,262)	(106,742)

Change in net assets resulting from Class A capital transactions	$(6,749)	$(65,916)

Class B
Proceeds from shares issued	$— (a)	$— (a)
Distributions reinvested	26	37
Cost of shares redeemed	(216)	(429)

Change in net assets resulting from Class B capital transactions	$(190)	$(392)

Class C
Proceeds from shares issued	$15,725	$16,502
Distributions reinvested	3,032	4,298
Cost of shares redeemed	(25,783)	(79,573)

Change in net assets resulting from Class C capital transactions	$(7,026)	$(58,773)

Institutional Class
Proceeds from shares issued	$33,712	$110,849
Distributions reinvested	3,598	2,897
Cost of shares redeemed	(38,528)	(36,798)

Change in net assets resulting from Institutional Class capital transactions	$(1,218)	$76,948

Select Class
Proceeds from shares issued	$15,837	$12,476
Distributions reinvested	972	1,499
Cost of shares redeemed	(13,469)	(138,121)

Change in net assets resulting from Select Class capital transactions	$3,340	$(124,146)

Total change in net assets resulting from capital transactions	$(11,843)	$(172,279)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	5,382	4,381
Reinvested	888	1,171
Redeemed	(7,181)	(14,622)

Change in Class A Shares	(911)	(9,070)

Class B
Issued	1	— (a)
Reinvested	3	5
Redeemed	(30)	(58)

Change in Class B Shares	(26)	(53)

Class C
Issued	2,164	2,229
Reinvested	418	591
Redeemed	(3,548)	(10,888)

Change in Class C Shares	(966)	(8,068)

Institutional Class
Issued	4,610	15,135
Reinvested	494	397
Redeemed	(5,271)	(5,043)

Change in Institutional Class Shares	(167)	10,489

Select Class
Issued	2,169	1,703
Reinvested	133	204
Redeemed	(1,842)	(18,832)

Change in Select Class Shares	460	(16,925)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Year Ended February 28, 2015	$11.01	$0.32	(d)	$0.14	$0.46	$(0.31)	$(0.02)	$(0.33)
Year Ended February 28, 2014	11.37	0.33	(d)	(0.26)	0.07	(0.33)	(0.10)	(0.43)
Year Ended February 28, 2013	11.27	0.29	(d)	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	(d)	0.84	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(d)	(0.15)	0.17	(0.32)	—	(0.32)

Class C
Year Ended February 28, 2015	10.93	0.26	(d)	0.14	0.40	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2014	11.29	0.27	(d)	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	(d)	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	(d)	0.84	1.11	(0.28)	—	(0.28)
Year Ended February 28, 2011	10.51	0.26	(d)	(0.14)	0.12	(0.27)	—	(0.27)

Institutional Class
Year Ended February 28, 2015	10.80	0.33	(d)	0.14	0.47	(0.33)	(0.02)	(0.35)
Year Ended February 28, 2014	11.17	0.33	(d)	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	(d)	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	(d)	0.82	1.16	(0.34)	—	(0.34)
Year Ended February 28, 2011	10.41	0.32	(d)	(0.15)	0.17	(0.33)	—	(0.33)

Select Class
Year Ended February 28, 2015	11.01	0.33	(d)	0.13	0.46	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.37	0.33	(d)	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	(d)	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	(d)	0.83	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(d)	(0.15)	0.17	(0.32)	—	(0.32)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.14	4.22%	$80,396	0.60%	2.88%	0.96%	4%
11.01	0.74	81,386	0.59	2.98	0.96	7
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7
10.43	1.58	63,899	0.58	3.00	0.96	4

11.05	3.67	53,763	1.10	2.38	1.46	4
10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7
10.36	1.09	51,267	1.08	2.50	1.46	4

10.92	4.33	118,395	0.50	2.98	0.55	4
10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7
10.25	1.62	36,117	0.48	3.11	0.56	4

11.13	4.22	28,795	0.55	2.93	0.71	4
11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7
10.43	1.64	132,449	0.53	3.06	0.71	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 28, 2015	$11.21	$0.29	(d)	$0.09	$0.38	$(0.29)	$(0.02)	$(0.31)
Year Ended February 28, 2014	11.50	0.29	(d)	(0.27)	0.02	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.53	0.29	(d)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(d)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(d)	(0.17)	0.15	(0.31)	— (e)	(0.31)

Class B
Year Ended February 28, 2015	11.01	0.21	(d)	0.09	0.30	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2014	11.31	0.21	(d)	(0.27)	(0.06)	(0.23)	(0.01)	(0.24)
Year Ended February 28, 2013	11.34	0.21	(d)	(0.01)	0.20	(0.20)	(0.03)	(0.23)
Year Ended February 29, 2012	10.77	0.24	(d)	0.58	0.82	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.94	0.24	(d)	(0.17)	0.07	(0.24)	— (e)	(0.24)

Class C
Year Ended February 28, 2015	10.96	0.21	(d)	0.09	0.30	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2014	11.25	0.21	(d)	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(d)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(d)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(d)	(0.16)	0.08	(0.24)	— (e)	(0.24)

Institutional Class
Year Ended February 28, 2015	11.03	0.32	(d)	0.09	0.41	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.32	0.32	(d)	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(d)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(d)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(d)	(0.16)	0.18	(0.34)	— (e)	(0.34)

Select Class
Year Ended February 28, 2015	11.05	0.31	(d)	0.09	0.40	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.33	0.30	(d)	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(d)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(d)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(d)	(0.16)	0.17	(0.33)	— (e)	(0.33)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.28	3.39%	$242,267	0.75%	2.61%	0.93%	21%
11.21	0.21	176,538	0.74	2.59	0.91	13
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12

11.08	2.73	944	1.42	1.94	1.44	21
11.01	(0.52)	991	1.40	1.95	1.41	13
11.31	1.79	1,326	1.40	1.89	1.41	14
11.34	7.73	2,142	1.41	2.17	1.42	14
10.77	0.61	4,826	1.41	2.19	1.42	12

11.02	2.69	74,873	1.42	1.94	1.42	21
10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12

11.10	3.71	3,251,675	0.50	2.86	0.52	21
11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12

11.12	3.61	344,518	0.59	2.77	0.67	21
11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Year Ended February 28, 2015	$7.27	$0.22	(d)	$(0.01)	$0.21	$(0.23)	$(0.05)	$(0.28)
Year Ended February 28, 2014	7.55	0.23	(d)	(0.20)	0.03	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2013	7.56	0.21	(d)	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.13	0.23	(d)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.29	0.23	(d)	(0.16)	0.07	(0.23)	—	(0.23)

Class B
Year Ended February 28, 2015	7.30	0.17	(d)	(0.02)	0.15	(0.17)	(0.05)	(0.22)
Year Ended February 28, 2014	7.58	0.18	(d)	(0.20)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.59	0.16	(d)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.16	0.18	(d)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.31	0.18	(d)	(0.14)	0.04	(0.19)	—	(0.19)

Class C
Year Ended February 28, 2015	7.27	0.17	(d)	(0.01)	0.16	(0.18)	(0.05)	(0.23)
Year Ended February 28, 2014	7.55	0.17	(d)	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(d)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.13	0.18	(d)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.28	0.18	(d)	(0.15)	0.03	(0.18)	—	(0.18)

Institutional Class
Year Ended February 28, 2015	7.30	0.24	(d)	(0.01)	0.23	(0.25)	(0.05)	(0.30)
Year Ended February 28, 2014	7.58	0.25	(d)	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(d)	(0.01)	0.22	(0.23)	—	(0.23)
Year Ended February 29, 2012	7.16	0.25	(d)	0.43	0.68	(0.25)	—	(0.25)
Year Ended February 28, 2011	7.31	0.25	(d)	(0.15)	0.10	(0.25)	—	(0.25)

Select Class
Year Ended February 28, 2015	7.30	0.23	(d)	(0.02)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.58	0.23	(d)	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(d)	(0.02)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.16	0.23	(d)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.31	0.24	(d)	(0.15)	0.09	(0.24)	—	(0.24)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.20	2.93%	$177,407	0.75%	3.09%	0.94%	12%
7.27	0.42	185,794	0.75	3.07	0.94	2
7.55	2.61	261,565	0.74	2.79	0.93	7
7.56	9.41	259,552	0.75	3.10	0.94	5
7.13	1.00	243,933	0.75	3.19	0.94	6

7.23	2.16	758	1.46	2.39	1.46	12
7.30	(0.24)	956	1.42	2.40	1.44	2
7.58	1.94	1,395	1.42	2.11	1.43	7
7.59	8.56	1,553	1.44	2.43	1.44	5
7.16	0.46	2,655	1.43	2.50	1.43	6

7.20	2.20	102,672	1.44	2.40	1.44	12
7.27	(0.27)	110,690	1.44	2.38	1.44	2
7.55	1.96	175,902	1.42	2.10	1.43	7
7.56	8.63	160,321	1.44	2.41	1.44	5
7.13	0.42	141,174	1.43	2.50	1.44	6

7.23	3.17	145,832	0.50	3.34	0.54	12
7.30	0.67	148,468	0.50	3.37	0.54	2
7.58	2.88	74,702	0.49	3.04	0.53	7
7.59	9.59	43,753	0.50	3.35	0.54	5
7.16	1.40	38,866	0.50	3.43	0.54	6

7.23	3.01	52,763	0.65	3.19	0.69	12
7.30	0.50	49,915	0.64	3.16	0.69	2
7.58	2.71	180,147	0.66	2.85	0.68	7
7.59	9.40	331,634	0.69	3.17	0.69	5
7.16	1.22	362,574	0.68	3.25	0.69	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Intermediate Tax free Bond Fund acquired all of the assets and liabilities of JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund in reorganization on August 29, 2014. Please refer to footnote 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for California Tax Free Bond Fund). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,750	$271,855	$—	$278,605

Intermediate Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$18,170	$—	$18,170
Other Revenue	—	15,257	—	15,257

Total Alabama	—	33,427	—	33,427

Alaska
Other Revenue	—	28,237	—	28,237

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$34,419	$—	$34,419
Education	—	4,167	—	4,167
General Obligation	—	9,587	—	9,587
Hospital	—	3,883	—	3,883
Industrial Development
Revenue/Pollution Control
Revenue	—	1,039	—	1,039
Other Revenue	—	15,227	—	15,227
Prerefunded	—	17,959	—	17,959
Transportation	—	5,258	—	5,258
Utility	—	14,273	—	14,273
Water & Sewer	—	9,881	—	9,881

Total Arizona	—	115,693	—	115,693

California
Certificate of Participation/Lease	—	9,186	—	9,186
Education	—	70,755	—	70,755
General Obligation	—	306,428	—	306,428
Other Revenue	—	56,797	—	56,797
Prerefunded	—	34,220	—	34,220
Utility	—	27,555	—	27,555
Water & Sewer	—	63,319	—	63,319

Total California	—	568,260	—	568,260

Colorado
Certificate of Participation/Lease	—	5,775	—	5,775
General Obligation	—	41,477	—	41,477
Other Revenue	—	5,376	—	5,376
Prerefunded	—	87,925	—	87,925

Total Colorado	—	140,553	—	140,553

Connecticut
General Obligation	—	14,981	—	14,981
Housing	—	2,833	—	2,833
Other Revenue	—	8,908	—	8,908
Transportation	—	2,360	—	2,360

Total Connecticut	—	29,082	—	29,082

Delaware
General Obligation	—	13,613	—	13,613
Prerefunded	—	1,972	—	1,972

Total Delaware	—	15,585	—	15,585

District of Columbia
Other Revenue	—	7,057	—	7,057

Florida
General Obligation	—	50,459	—	50,459
Housing	—	2,731	—	2,731
Other Revenue	—	14,508	—	14,508
Prerefunded	—	9,896	—	9,896
Transportation	—	4,103	—	4,103
Utility	—	1,699	—	1,699
Water & Sewer	—	9,437	—	9,437

Total Florida	—	92,833	—	92,833

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Education	$—	$2,286	$—	$2,286
General Obligation	—	24,893	—	24,893
Industrial Development Revenue/Pollution Control Revenue	—	4,038	—	4,038
Other Revenue	—	26,768	—	26,768
Prerefunded	—	5,601	—	5,601
Transportation	—	11,096	—	11,096
Utility	—	11,383	—	11,383
Water & Sewer	—	43,849	—	43,849

Total Georgia	—	129,914	—	129,914

Hawaii
General Obligation	—	6,883	—	6,883
Transportation	—	16,051	—	16,051

Total Hawaii	—	22,934	—	22,934

Idaho
Other Revenue	—	14,229	—	14,229

Illinois
General Obligation	—	34,512	—	34,512
Other Revenue	—	35,204	—	35,204
Prerefunded	—	5,852	—	5,852
Special Tax	—	573	—	573
Transportation	—	17,649	—	17,649
Water & Sewer	—	6,401	—	6,401

Total Illinois	—	100,191	—	100,191

Indiana
Education	—	9,406	—	9,406
Other Revenue	—	44,307	—	44,307
Transportation	—	3,233	—	3,233
Utility	—	2,354	—	2,354
Water & Sewer	—	1,992	—	1,992

Total Indiana	—	61,292	—	61,292

Iowa
General Obligation	—	8,919	—	8,919
Housing	—	579	—	579
Other Revenue	—	21,977	—	21,977

Total Iowa	—	31,475	—	31,475

Kansas
General Obligation	—	9,541	—	9,541
Prerefunded	—	49,100	—	49,100
Transportation	—	43,927	—	43,927

Total Kansas	—	102,568	—	102,568

Kentucky
Education	—	2,759	—	2,759
Other Revenue	—	10,691	—	10,691
Prerefunded	—	4,825	—	4,825
Transportation	—	6,065	—	6,065
Utility	—	3,176	—	3,176
Water & Sewer	—	7,640	—	7,640

Total Kentucky	—	35,156	—	35,156

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
General Obligation	$—	$2,210	$1,562	$3,772
Housing	—	1,227	—	1,227
Other Revenue	—	19,491	—	19,491
Prerefunded	—	50,003	—	50,003
Transportation	—	1,473	—	1,473
Utility	—	1,552	—	1,552

Total Louisiana	—	75,956	1,562	77,518

Maryland
Education	—	5,542	—	5,542
General Obligation	—	5,889	—	5,889
Private Placement	—	—	1,353	1,353
Transportation	—	13,350	—	13,350

Total Maryland	—	24,781	1,353	26,134

Massachusetts
Education	—	9,683	—	9,683
General Obligation	—	90,290	—	90,290
Other Revenue	—	40,264	—	40,264
Prerefunded	—	5,378	—	5,378
Transportation	—	1,800	—	1,800
Water & Sewer	—	3,910	—	3,910

Total Massachusetts	—	151,325	—	151,325

Michigan
Education	—	4,503	—	4,503
General Obligation	—	29,979	—	29,979
Housing	—	2,078	—	2,078
Other Revenue	—	16,345	—	16,345
Prerefunded	—	1,513	—	1,513
Utility	—	5,475	—	5,475
Water & Sewer	—	18,391	—	18,391

Total Michigan	—	78,284	—	78,284

Minnesota
General Obligation	—	27,018	—	27,018
Other Revenue	—	2,539	—	2,539
Prerefunded	—	8,153	—	8,153

Total Minnesota	—	37,710	—	37,710

Mississippi
Prerefunded	—	42,162	—	42,162

Missouri
General Obligation	—	2,413	—	2,413
Housing	—	784	—	784
Other Revenue	—	33,102	—	33,102
Prerefunded	—	3,232	—	3,232
Transportation	—	66,750	—	66,750

Total Missouri	—	106,281	—	106,281

Montana
Transportation	—	3,479	—	3,479

Nebraska
Other Revenue	—	2,160	—	2,160
Prerefunded	—	198	—	198
Utility	—	2,404	—	2,404

Total Nebraska	—	4,762	—	4,762

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$6,407	$—	$6,407
Education	—	7,259	—	7,259
Prerefunded	—	62,053	—	62,053
Transportation	—	11,846	—	11,846
Water & Sewer	—	6,022	—	6,022

Total New Jersey	—	93,587	—	93,587

New Mexico
Housing	—	3,259	—	3,259
Other Revenue	—	11,960	—	11,960
Special Tax	—	11,914	—	11,914
Transportation	—	13,665	—	13,665

Total New Mexico	—	40,798	—	40,798

New York
Education	—	13,557	—	13,557
General Obligation	—	21,215	—	21,215
Other Revenue	—	275,270	—	275,270
Prerefunded	—	10,670	—	10,670
Special Tax	—	168,521	—	168,521
Transportation	—	155,303	—	155,303
Utility	—	17,331	—	17,331
Water & Sewer	—	31,825	—	31,825

Total New York	—	693,692	—	693,692

North Carolina
General Obligation	—	45,143	—	45,143
Other Revenue	—	18,483	—	18,483
Prerefunded	—	12,031	—	12,031
Utility	—	5,599	—	5,599

Total North Carolina	—	81,256	—	81,256

Ohio
Education	—	3,665	—	3,665
Housing	—	419	—	419
Industrial Development
Revenue/Pollution Control
Revenue	—	13,548	—	13,548
Other Revenue	—	16,888	—	16,888
Prerefunded	—	8,615	—	8,615
Transportation	—	2,331	—	2,331
Water & Sewer	—	14,605	—	14,605

Total Ohio	—	60,071	—	60,071

Oklahoma
Education	—	9,506	—	9,506
Housing	—	278	—	278
Transportation	—	10,628	—	10,628

Total Oklahoma	—	20,412	—	20,412

Oregon
Certificate of
Participation/Lease	—	4,435	—	4,435
Water & Sewer	—	2,842	—	2,842

Total Oregon	—	7,277	—	7,277

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pennsylvania
Education	$—	$9,690	$—	$9,690
General Obligation	—	13,809	—	13,809
Hospital	—	5,340	—	5,340
Other Revenue	—	5,366	—	5,366
Prerefunded	—	1,508	—	1,508

Total Pennsylvania	—	35,713	—	35,713

Puerto Rico
Prerefunded	—	12,982	—	12,982

Rhode Island
General Obligation	—	1,204	—	1,204
Other Revenue	—	2,136	—	2,136

Total Rhode Island	—	3,340	—	3,340

South Carolina
Education	—	7,289	—	7,289
General Obligation	—	24,359	—	24,359
Housing	—	667	—	667
Prerefunded	—	7,271	—	7,271
Utility	—	10,014	—	10,014

Total South Carolina	—	49,600	—	49,600

South Dakota
Prerefunded	—	190	—	190

Tennessee
General Obligation	—	13,662	—	13,662
Other Revenue	—	4,260	—	4,260
Utility	—	2,367	—	2,367

Total Tennessee	—	20,289	—	20,289

Texas
Education	—	26,919	—	26,919
General Obligation	—	105,873	—	105,873
Other Revenue	—	83,366	—	83,366
Prerefunded	—	15,231	—	15,231
Transportation	—	9,517	—	9,517
Utility	—	12,514	—	12,514
Water & Sewer	—	5,827	—	5,827

Total Texas	—	259,247	—	259,247

Utah
General Obligation	—	5,853	—	5,853
Other Revenue	—	1,138	—	1,138
Utility	—	1,187	—	1,187
Water & Sewer	—	13,002	—	13,002

Total Utah	—	21,180	—	21,180

Virginia
Education	—	6,724	—	6,724
General Obligation	—	16,836	—	16,836
Other Revenue	—	24,464	—	24,464
Prerefunded	—	5	—	5
Transportation	—	16,134	—	16,134
Utility	—	2,302	—	2,302
Water & Sewer	—	3,584	—	3,584

Total Virginia	—	70,049	—	70,049

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Washington
General Obligation	$—	$79,125	$—	$79,125
Other Revenue	—	39,226	—	39,226
Prerefunded	—	3,708	—	3,708

Total Washington	—	122,059	—	122,059

West Virginia
Education	—	6,338	—	6,338
General Obligation	—	3,091	—	3,091
Prerefunded	—	12,912	—	12,912
Water & Sewer	—	2,627	—	2,627

Total West Virginia	—	24,968	—	24,968

Wisconsin
Education	—	—	6,599	6,599
General Obligation	—	65,260	—	65,260
Prerefunded	—	446	—	446

Total Wisconsin	—	65,706	6,599	72,305

Total Municipal Bonds		3,735,642	9,514	3,745,156

Short-Term Investment
Investment Company	142,162	—	—	142,162

Total Investments in Securities	$142,162	$3,735,642	$9,514	$3,887,318

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Hawaii
Prerefunded	$—	$852	$—	$852

Louisiana
General Obligation	—	1,636	—	1,636

New Jersey
Other Revenue	—	2,384	—	2,384

New York
Education	—	31,216	—	31,216
General Obligation	—	68,298	—	68,298
Hospital	—	4,720	—	4,720
Housing	—	398	—	398
Industrial Development Revenue/Pollution Control Revenue	—	4,887	—	4,887
Other Revenue	—	104,932	—	104,932
Prerefunded	—	22,896	—	22,896
Special Tax	—	58,122	—	58,122
Transportation	—	105,486	—	105,486
Utility	—	15,299	—	15,299
Water & Sewer	—	35,217	—	35,217

Total New York	—	451,471	—	451,471

Ohio
Housing	—	521	—	521

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

New York Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Puerto Rico
Prerefunded	$—	$2,205	$—	$2,205

Wisconsin
Other Revenue	—	—	1,256	1,256

Total Municipal Bonds	—	459,069	1,256	460,325

Short-Term Investment
Investment Company	16,094	—	—	16,094

Total Investments in Securities	$16,094	$459,069	$1,256	$476,419

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2015.

B. Restricted and Illiquid Securities — Certain securities held by Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. The following are the value and percentage of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Intermediate Tax Free Bond Fund	$9,514	0.2%
New York Tax Free Bond Fund	1,256	0.3

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Intermediate Tax Free Bond Fund had when issued securities outstanding as of February 28, 2015, which are shown as payable for Investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed in the SOI.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of February 28, 2015, the Funds had when-issued securities as disclosed on their SOIs.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Intermediate Tax Free Bond Fund	$10	$(10)	$—

The reclassifications for the Funds relate primarily to established timing differences from reorganization.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.75% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2015, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$14	$—
Intermediate Tax Free Bond Fund	28	—
New York Tax Free Bond Fund	26	—	(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the year ended February 28, 2015. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total	Contractual Reimbursements
California Tax Free Bond Fund	$67	$75	$363	$45	$550	$27
Intermediate Tax Free Bond Fund	73	12	1,013	—	1,098	—
New York Tax Free Bond Fund	—	—	416	—	416	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2015 were as follows (amounts in thousands):

California Tax Free Bond Fund	$13
Intermediate Tax Free Bond Fund	102
New York Tax Free Bond Fund	2

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$50,250	$11,052
Intermediate Tax Free Bond Fund	880,470	751 213
New York Tax Free Bond Fund	56,479	83,092

During the year ended February 28, 2015, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$257,707	$21,234	$336	$20,898
Intermediate Tax Free Bond Fund	3,631,407	259,677	3,766	255,911
New York Tax Free Bond Fund	439,580	37,653	814	36,839

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to common trust fund amortization/accretion.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$4	$7,654	$402	$8,060
Intermediate Tax Free Bond Fund	2,085	106,366	3,793	112,244
New York Tax Free Bond Fund	13	14,433	3,459	17,905

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$1,002	$8,263	$1,185	$10,450
Intermediate Tax Free Bond Fund	967	122,460	3,335	126,762
New York Tax Free Bond Fund	10	17,347	5,365	22,722

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$1	$266	$144	$20,898
Intermediate Tax Free Bond Fund	1,763	3,435	4,428	245,141
New York Tax Free Bond Fund	15	443	3,453	36,839

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation and common trust fund amortization/accretion.

As of February 28, 2015, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds.

In addition, California Tax Free Bond Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Business Combinations

On February 12, 2014, the Board of the Trust and the Board of JPMorgan Trust II approved the reorganizations of JPMorgan Arizona Municipal Bond Fund (“Arizona Municipal Bond Fund”) and JPMorgan Michigan Municipal Bond Fund (“Michigan Municipal Bond Fund”) (collectively the “Target Funds”) into JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The purpose of the transactions was to combine the portfolios in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. The reorganizations of the Target Funds were effective after the close of business on August 29, 2014. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B, Class C and Select Class shareholders of the Arizona Municipal Bond Fund and Michigan Municipal Bond Fund received a number of shares of the corresponding class

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

in the Acquiring Fund, with a value equal to their respective holdings in the Target Funds as of the close of business on the date of the reorganization. The investment portfolios of the Arizona Municipal Bond Fund and Michigan Municipal Bond, with a fair value of approximately $69,753,000 and $64,976,000 and identified cost of approximately $63,845,000 and $60,114,000, respectively, as of the date of the reorganization, was the principal assets acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Arizona Municipal Bond Fund and Michigan Municipal Bond was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
JPMorgan Arizona Municipal Bond Fund				$5,908
Class A	2,162	$20,808	$9.62
Class B	18	173	9.76
Class C	1,006	9,766	9.71
Select Class	3,932	38,353	9.75
JPMorgan Michigan Municipal Bond Fund				$4,862
Class A	2,569	$27,061	$10.53
Class B	37	363	9.89
Class C	370	3,651	9.86
Select Class	3,290	34,579	10.51

Acquiring Fund
JPMorgan Intermediate Tax Free Bond Fund				$268,502
Class A	14,679	$166,301	$11.33
Class B	77	854	11.13
Class C	5,711	63,253	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	29,272	327,032	11.17

Post Reorganization
JPMorgan Intermediate Tax Free Bond Fund				$279,272
Class A	18,904	$214,170	$11.33
Class B	125	1,390	11.13
Class C	6,922	76,670	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	35,800	399,964	11.17

Expenses related to reorganizations were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

Assuming the reorganization had been completed on March 1, 2014, the beginning of the annual reporting period, the pro forma results of operations for the period ended February 28, 2015, are as follows:

Net investment income (loss)	$108,669
Net realized/unrealized gains (losses)	28,096
Distribution of capital gains received from investment company affiliates	12

Change in net assets resulting from operations	$136,777

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included on the Statements of Operations since August 29, 2014.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	75

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	77

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,012.80	$2.99	0.60%
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class C
Actual	1,000.00	1,009.80	5.48	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10
Institutional Class
Actual	1,000.00	1,013.60	2.50	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,012.40	2.74	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,009.60	3.74	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,006.20	7.06	1.42
Hypothetical	1,000.00	1,017.75	7.10	1.42
Class C
Actual	1,000.00	1,005.60	7.06	1.42
Hypothetical	1,000.00	1,017.75	7.10	1.42
Institutional Class
Actual	1,000.00	1,011.00	2.49	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,010.60	2.94	0.59
Hypothetical	1,000.00	1,021.87	2.96	0.59

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,007.30	$3.73	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,002.40	7.25	1.46
Hypothetical	1,000.00	1,017.55	7.30	1.46
Class C
Actual	1,000.00	1,004.00	7.16	1.44
Hypothetical	1,000.00	1,017.65	7.20	1.44
Institutional Class
Actual	1,000.00	1,007.50	2.49	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50
Select Class
Actual	1,000.00	1,006.60	3.23	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015	J.P. MORGAN TAX FREE FUNDS	79

TAX LETTER

(Unaudited)

Certain tax information for the Portfolio is required to be provided to shareholders based upon the Portfolio’s income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
California Tax Free Bond Fund	$402
Intermediate Tax Free Bond Fund	3,793
New York Tax Free Bond Fund	3,459

Tax-Exempt Income

Each fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2015:

Exempt Distributions Paid
California Tax Free Bond Fund	99.95%
Intermediate Tax Free Bond Fund	99.75
New York Tax Free Bond Fund	99.93

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 28, 2015

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-TF-215

Annual Report

J.P. Morgan Income Funds

February 28, 2015

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited)(continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well during the twelve month period. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities — notably crude oil — drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank (ECB) and Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S. Treasury securities given their relatively higher yields.

Among other sectors of the bond market, debt securities of longer duration and lower credit quality generally outperformed shorter duration and higher rated securities as investors sought higher yields. However, high yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt bonds of energy sector companies, which make up a significant portion of high yield issuance. For the twelve months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 5.1%.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.32%
Barclays U.S. Aggregate Index	5.05%

Net Assets as of 2/28/2015 (In Thousands)	$28,365,707
Duration as of 2/28/2015	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund had a shorter overall duration, which detracted from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s underweight position in the 30-year maturity portion of the yield curve was also a leading detractor from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s sector allocation and security selection in both the corporate credit sector and the mortgage backed securities sector made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight in U.S. Treasuries and overweight in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	24.3%
Collateralized Mortgage Obligations	19.3
Corporate Bonds	17.5
Mortgage Pass-Through Securities	14.4
Asset-Backed Securities	8.4
Commercial Mortgage-Backed Securities	3.5
U.S. Government Agency Securities	2.2
Foreign Government Securities	1.0
Others (each less than 1.0%)	0.8
Short-Term Investment	8.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
Without Sales Charge		4.16%	4.22%	4.93%
With Sales Charge*		0.29	3.43	4.53
CLASS B SHARES	August 26, 1996
Without CDSC		3.47	3.56	4.39
With CDSC**		(1.53)	3.21	4.39
CLASS C SHARES	March 22, 1999
Without CDSC		3.45	3.54	4.24
With CDSC***		2.45	3.54	4.24
CLASS R2 SHARES	November 3, 2008	3.90	3.95	4.65
CLASS R5 SHARES	May 15, 2006	4.49	4.54	5.21
CLASS R6 SHARES	February 22, 2005	4.53	4.61	5.30
SELECT CLASS SHARES	June 1, 1991	4.32	4.40	5.09

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.07%
Barclays U.S. Aggregate Index	5.05%

Net Assets as of 2/28/2015 (In Thousands)	$3,863,518
Duration as of 2/28/2015	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s security selection in the commercial mortgage-backed securities sector made a positive contribution to performance. During the reporting period, the Fund’s managers used U.S. Treasury futures contracts to extend the Fund’s overall duration, which made a positive contribution to relative performance. Duration measures the price sensitivity of a bond or portfolio of bonds to changes in interest rates. Bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s overweight position in the mortgages sector, particularly pass-throughs, detracted from relative performance as the mortgages sector overall underperformed the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund was underweight in U.S. Treasuries and roughly in line with the Benchmark weighting in mortgage-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	31.3%
Mortgage Pass-Through Securities	15.3
U.S. Treasury Obligations	13.3
Collateralized Mortgage Obligations	10.8
Asset-Backed Securities	10.5
Commercial Mortgage-Backed Securities	6.2
Foreign Government Securities	1.5
Others (each less than 1.0%)	3.0
Short-Term Investment	8.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		5.10%	5.72%	5.40%
With Sales Charge*		1.21	4.90	4.99
CLASS B SHARES	May 31, 1995
Without CDSC		4.48	5.03	4.90
With CDSC**		(0.52)	4.70	4.90
CLASS C SHARES	May 30, 2000
Without CDSC		4.37	5.03	4.77
With CDSC***		3.37	5.03	4.77
CLASS R2 SHARES	November 3, 2008	4.57	5.29	5.04
CLASS R6 SHARES	February 22, 2005	5.44	6.07	5.83
INSTITUTIONAL CLASS SHARES	June 19, 2009	5.36	6.01	5.68
SELECT CLASS SHARES	March 5, 1993	5.07	5.80	5.57

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 To 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Institutional Class and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.51%
Barclays U.S. Government Bond Index	4.29%

Net Assets as of 2/28/2015 (In Thousands)	$1,274,460
Duration as of 2/28/2015	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. Government Bond Index (the “Benchmark”). The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (“CMOs”) and U.S. Treasury securities.

The Fund’s allocation to the out-of-Benchmark mortgages sector, particularly agency CMOs, and its security selection in the agency sector were leading contributors to relative performance. The Fund’s underweight position in U.S. Treasury securities was the leading detractor from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	42.0%
U.S. Treasury Obligations	27.9
U.S. Government Agency Securities	20.3
Mortgage Pass-Through Securities	6.4
Foreign Government Security	0.5
Short-Term Investment	2.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		4.23%	4.06%	4.65%
With Sales Charge*		0.32	3.26	4.25
CLASS B SHARES	January 14, 1994
Without CDSC		3.44	3.29	4.04
With CDSC**		(1.56)	2.94	4.04
CLASS C SHARES	March 22, 1999
Without CDSC		3.47	3.31	3.88
With CDSC***		2.47	3.31	3.88
CLASS R2 SHARES	November 3, 2008	3.95	3.81	4.38
SELECT CLASS SHARES	February 8, 1993	4.51	4.35	4.92

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.03%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	2.81%

Net Assets as of 2/28/2015 (In Thousands)	$10,274,827
Duration as of 2/28/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). Relative to the Benchmark, the Fund’s security selection in the basic (chemicals, metals and paper), capital goods, communication, and energy sectors and its underweight position in the consumer noncyclical sector contributed to performance. From an asset allocation perspective, the Fund’s underweight position in the CCC-rated sector also contributed to performance relative to the Benchmark as bonds with higher credit ratings generally outperformed those with lower ratings during the twelve month period.

The Fund’s security selection in the transportation and utility sectors detracted from performance relative to the Benchmark, as did the Fund’s underweight position in the finance sector and overweight position in the energy sector. From an asset allocation perspective, the Fund’s underweight position in the BB-rated sector also detracted from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the reporting period the Fund was underweight in sectors rated BB and CCC. The Fund was overweight in the B, BBB and Not Rated sectors. The portfolio managers remained cautious about companies and second lien loans that they believed had elevated credit risk. As such, they avoided higher yielding CCC-rated securities and instead focused on the B-rated area of the market, which they believed exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	86.9%
Loan Assignments	7.9
Preferred Securities	1.5
Others (each less than 1.0%)	0.4
Short-Term Investments	3.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
Without Sales Charge		2.86%	8.34%	7.23%
With Sales Charge*		(0.94)	7.52	6.83
CLASS B SHARES	November 13, 1998
Without CDSC		2.35	7.69	6.68
With CDSC**		(2.65)	7.39	6.68
CLASS C SHARES	March 22, 1999
Without CDSC		2.27	7.69	6.56
With CDSC***		1.27	7.69	6.56
CLASS R2 SHARES	November 3, 2008	2.49	8.02	6.92
CLASS R5 SHARES	May 15, 2006	3.19	8.64	7.53
CLASS R6 SHARES	February 22, 2005	3.10	8.67	7.57
SELECT CLASS SHARES	November 13, 1998	3.03	8.57	7.48

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	–0.04%
Barclays 1-10 Year U.S. TIPS Index	0.81%
Barclays U.S. Intermediate Aggregate Index	3.46%
Inflation Managed Bond Composite Benchmark(1)	0.17%

Net Assets as of 2/28/2015 (In Thousands)	$1,783,819
Duration as of 2/28/2015	2.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index, the Barclays U.S. Intermediate Aggregate Index and the Inflation Managed Bond Composite Benchmark (the “Benchmark”). The Fund underperformed the Barclays 1-10 Year U.S. TIPS Index due to the Fund’s relative shorter duration. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s security selection and underweight position in the mortgage sector also detracted from performance relative to the Barclays U.S. Intermediate Aggregate Index.

The Fund’s hedge against inflation, using U.S. TIPS plus inflation swap derivatives (CPI-U swaps), detracted from performance relative to the Benchmark as inflation expectations declined across the yield curve and realized inflation data was lower than expected. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Also, the Fund’s exposure to longer-maturity inflation protection detracted from relative performance.

In the absence of meaningful inflationary pressure during the period, the Fund managers’ decision to invest less than the notional value of the fixed income portfolio in CPI-U swaps was a positive contributor to performance relative to the Benchmark. The Fund’s overweight position and security selection in the corporate credit sector made a positive contribution to performance relative to the Barclays U.S. Intermediate Aggregate Index and the Benchmark for the twelve month period. The Fund’s security selection in commercial mortgage backed securities also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Due to their inflation outlook, the Fund’s managers increased the inflation hedge over the course of the twelve months by buying inflation protection at levels they believed to be attractive. The managers increased inflation protection in the shorter maturity and longer maturity portions of the yield curve.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.4%
U.S. Treasury Obligations	18.3
U.S. Government Agency Securities	17.8
Collateralized Mortgage Obligations	17.4
Mortgage Pass-Through Securities	6.7
Asset-Backed Securities	6.7
Commercial Mortgage-Backed Securities	2.4
Others (each less than 1.0%)	0.4
Short-Term Investment	3.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is determined by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
Without Sales Charge		(0.18)%	0.24%	2.56%
With Sales Charge*		(3.93)	(1.04)	1.76
CLASS C SHARES	March 31, 2010
Without CDSC		(0.82)	(0.42)	1.88
With CDSC**		(1.82)	(0.42)	1.88
CLASS R2 SHARES	March 31, 2010	(0.51)	(0.02)	2.28
CLASS R5 SHARES	March 31, 2010	0.02	0.45	2.76
CLASS R6 SHARES	November 30, 2010	0.07	0.50	2.79
SELECT CLASS SHARES	March 31, 2010	(0.04)	0.38	2.69

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.45%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.80%

Net Assets as of 2/28/2015 (In Thousands)	$937,765
Duration as of 2/28/2015	1.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares outperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s out-of-Benchmark holdings in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities were a leading contributor to performance relative to the Benchmark.

The Fund’s underweight position in the 1-to-3 year portion of the yield curve and its overweight position in the 5-year and longer portion of the yield curve were also leading contributors to performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Benchmark, the Fund’s shorter overall duration detracted from performance as interest rates declined during the twelve month period. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage-backed and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a degree of liquidity for the Fund. The Fund maintained an overall duration of between 1 and 1.5 years for the twelve month period.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	46.6%
Asset-Backed Securities	20.5
Corporate Bonds	10.6
Commercial Mortgage-Backed Securities	5.6
Mortgage Pass-Through Securities	4.2
U.S. Treasury Obligation	2.7
Municipal Bond	0.1
Short-Term Investments	9.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
Without Sales Charge		1.28%	3.81%	2.96%
With Sales Charge*		(1.01)	3.35	2.72
CLASS B SHARES	January 14, 1994
Without CDSC		0.61	3.27	2.66
With CDSC**		(2.39)	3.27	2.66
CLASS C SHARES	November 1, 2001
Without CDSC		0.72	3.27	2.44
With CDSC***		(0.28)	3.27	2.44
CLASS R6 SHARES	February 22, 2005	1.63	4.25	3.42
SELECT CLASS SHARES	February 2, 1993	1.45	4.06	3.22

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC to shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an

unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.95%
Barclays U.S. MBS Index	4.80%

Net Assets as of 2/28/2015 (In Thousands)	$2,585,129
Duration as of 2/28/2015	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. MBS Index (the “Benchmark”). The Fund’s underweight position in the long end of the yield curve detracted from performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Relative to the Benchmark, the Fund’s overall duration was shorter, which also detracted from performance. Duration measures the price sensitivity of a bond or portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s position in the mortgages sector detracted from performance relative to the Benchmark, due to its underweight position in mortgage pass-through securities.

However, the Fund’s security selection within mortgage pass-through securities was a contributor to relative performance during the twelve month period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	48.1%
Mortgage Pass-Through Securities	38.1
Commercial Mortgage-Backed Securities	3.9
Asset-Backed Securities	3.7
Others (each less than 1.0%)	0.7
Short-Term Investment	5.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
Without Sales Charge		3.69%	4.31%	5.30%
With Sales Charge*		(0.18)	3.51	4.89
CLASS C SHARES	July 2, 2012
Without CDSC		3.21	3.81	4.77
With CDSC**		2.21	3.81	4.77
CLASS R6 SHARES	February 22, 2005	4.11	4.75	5.71
SELECT CLASS SHARES	August 18, 2000	3.95	4.59	5.56

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.72%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.80%

Net Assets as of 2/28/2015 (In Thousands)	$11,101,686
Duration as of 2/28/2015	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class shares underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s security selection in non-corporate credit securities, including foreign government and foreign agency debt, detracted from performance relative to the Benchmark.

The Fund’s overweight position relative to the Benchmark in the 3-to-5 year portion of the yield curve contributed to performance, due to falling interest rates during the reporting period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. The Fund’s out-of-Benchmark position in the mortgages sector also contributed to performance during the twelve months.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believe to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to non-Treasury securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	50.7%
Corporate Bonds	20.7
Asset-Backed Securities	7.9
Collateralized Mortgage Obligations	6.3
U.S. Government Agency Securities	5.7
Mortgage Pass-Through Securities	4.0
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	0.7
Short-Term Investment	0.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
Without Sales Charge		0.38%	1.03%	2.58%
With Sales Charge*		(1.87)	0.58	2.35
CLASS B SHARES	January 14, 1994
Without CDSC		(0.10)	0.53	2.27
With CDSC**		(3.10)	0.53	2.27
CLASS C SHARES	November 1, 2001
Without CDSC		(0.10)	0.55	2.08
With CDSC***		(1.10)	0.55	2.08
CLASS R6 SHARES	February 22, 2005	0.98	1.56	3.11
SELECT CLASS SHARES	September 4, 1990	0.72	1.30	2.85

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC to shares purchased on or after September 3, 2013 for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/2015)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit

Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.65%
Barclays U.S. Aggregate Index	5.05%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity
High Yield Constrained Index	0.98%

Net Assets as of 2/28/2015 (In Thousands)	$255,898
Duration as of 2/28/2015	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index but outperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “Benchmark”). Relative to the Barclays U.S. Aggregate Index, the Fund’s shorter duration was a leading detractor from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund’s security selection in the basic (chemicals, metals and paper), energy, leisure, and services sectors made a positive contribution to performance relative to the Benchmark, as did the Fund’s relative underweight positions in the energy and services sectors. From an asset allocation perspective, the Fund’s underweight position in the CCC-rated sector made a positive contribution to performance relative to the Benchmark.

The Fund’s security selection in the technology & electronics, transportation, and utility sectors detracted from returns. Regarding sector allocation, underweight positions in the banking and financial services sectors and an overweight position in the leisure sector detracted from performance relative to the

Benchmark. The Fund’s underweight position in the BB-rated sector also detracted from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was underweight in sectors rated BB and CCC during the twelve month period. Conversely, the Fund was overweight in sectors rated BBB, single-B and Non-Rated. The portfolio managers remained cautious about companies that they felt had elevated credit risk. As such, they avoided higher yielding CCC-rated securities and instead focused on the B-rated area of the market, which they felt exhibited the most favorable combination of credit risk, yield and interest rate sensitivity.

PORTFOLIO COMPOSITION***
Corporate Bonds	60.6%
Loan Assignments	33.2
Others (each less than 0.1%)	0.6
Short-Term Investment	5.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		1.31%	2.66%
With Sales Charge*		(0.96)	1.50
CLASS C SHARES	March 1, 2013
Without CDSC		0.80	2.13
With CDSC**		(0.20)	2.13
CLASS R6 SHARES	March 1, 2013	1.72	3.09
SELECT CLASS SHARES	March 1, 2013	1.65	2.94

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.38%
Barclays 1–5 Year U.S. Treasury Index	1.11%

Net Assets as of 2/28/2015 (In Thousands)	$130,203
Duration as of 2/28/2015	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s out-of-Benchmark allocation to agency securities also detracted from performance relative to the Benchmark.

The Fund’s underweight position in the shorter maturity portion of the yield curve was a leading contributor to relative performance for the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the twelve month period, the Fund’s managers increased the Fund’s overall inflation exposure to take advantage of what they believed were attractive valuations. However, the managers increase the Fund’s inflation protection in the short maturity and long maturity parts of the yield curve.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	85.3%
U.S. Government Agency Securities	14.0
Short-Term Investment	0.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
Without Sales Charge		0.12%	0.60%	2.34%
With Sales Charge*		(2.15)	0.14	2.11
CLASS B SHARES	January 20, 1997
Without CDSC		(0.23)	0.14	2.04
With CDSC**		(3.23)	0.14	2.04
SELECT CLASS SHARES	January 20, 1997	0.38	0.85	2.59

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of

U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.4%
7,717	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	7,797
	Academic Loan Funding Trust,
12,016	Series 2012-1A, Class A1, VAR, 0.971%, 12/27/22 (e)	12,081
5,435	Series 2013-1A, Class A, VAR, 0.971%, 12/26/44 (e)	5,420
	Ally Auto Receivables Trust,
3,190	Series 2011-5, Class A4, 1.320%, 07/15/16	3,192
1,475	Series 2012-1, Class A4, 1.210%, 07/15/16	1,476
382	Series 2012-2, Class A3, 0.740%, 04/15/16	383
1,731	Series 2012-3, Class A3, 0.850%, 08/15/16	1,732
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,313
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,199
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,239
	American Credit Acceptance Receivables Trust,
565	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	565
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,893
2,409	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	2,411
931	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	932
13,896	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	13,882
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,098
4,500	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	4,512
4,177	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	4,178
	American Homes 4 Rent Trust,
2,984	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,084
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,499
	AmeriCredit Automobile Receivables Trust,
312	Series 2012-3, Class A3, 0.960%, 01/09/17	312
1,112	Series 2012-5, Class A3, 0.620%, 06/08/17	1,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

750	Series 2013-1, Class A3, 0.610%, 10/10/17	750
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,499
89	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	88
325	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	325
	AXIS Equipment Finance Receivables II LLC,
2,706	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,706
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,683
194	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	194
661	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	633
668	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	668
	BMW Vehicle Owner Trust,
2,036	Series 2013-A, Class A3, 0.670%, 11/27/17	2,037
13,722	Series 2014-A, Class A2, 0.530%, 04/25/17	13,722
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,079
5,438	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	5,415
6,816	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,875
3,919	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	3,926
1,872	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	1,872
	CarFinance Capital Auto Trust,
512	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	512
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,509
1,006	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	1,008
7,877	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	7,863
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,267

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
21,887	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	21,832
13,440	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	13,385
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	22,447
	CarMax Auto Owner Trust,
2,532	Series 2011-1, Class A4, 2.160%, 09/15/16	2,534
1,244	Series 2013-1, Class A3, 0.600%, 10/16/17	1,244
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,396
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,604
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,246
	Carnow Auto Receivables Trust,
3,266	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,263
8,657	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	8,649
7,500	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	7,487
	Chase Funding Trust,
2,352	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,431
3,653	Series 2003-6, Class 1A5, SUB, 5.260%, 11/25/34	3,746
6,225	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	6,306
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,308
702	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.551%, 12/25/33	671
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d) (i)	3,883
11,496	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	11,495
	CPS Auto Receivables Trust,
786	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,942	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	3,000
1,603	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,622
7,625	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	7,668
5,435	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	5,411
5,272	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	5,284
9,911	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	9,922
8,958	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	8,937
11,724	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	11,674
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,226
13,211	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	13,192
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,373
23,076	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	23,071
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,012
	CPS Auto Trust,
5,581	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	5,609
3,114	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	3,120
	Credit Acceptance Auto Loan Trust,
4,799	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,810
2,465	Series 2013-1A, Class A, 1.210%, 10/15/20 (e)	2,467
21,150	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	21,133
88	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.481%, 11/25/35	88
	CWABS, Inc. Asset-Backed Certificates Trust,
398	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	403
10	Series 2004-1, Class 3A, VAR, 0.731%, 04/25/34	9
924	Series 2004-1, Class M1, VAR, 0.921%, 03/25/34	881
114	Series 2004-1, Class M2, VAR, 0.996%, 03/25/34	105
904	Series 2004-6, Class M1, VAR, 1.071%, 10/25/34	875

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	DT Auto Owner Trust,
16,233	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	16,233
18,054	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	18,043
	Exeter Automobile Receivables Trust,
652	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	652
359	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	359
2,036	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,038
7,448	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	7,448
15,237	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	15,179
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,550
27,196	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	27,138
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,349
22,715	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	22,714
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	8,998
	Fifth Third Auto Trust,
8,000	Series 2014-3, Class A2A, 0.570%, 05/15/17	7,996
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,320
	First Investors Auto Owner Trust,
2,141	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	2,145
1,703	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	1,703
11,985	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	11,979
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,890
	Flagship Credit Auto Trust,
4,026	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	4,030
5,330	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	5,360
9,355	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	9,334
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

19,994	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	19,969
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,372
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,977
	Ford Credit Auto Lease Trust,
1,346	Series 2014-A, Class A2A, 0.500%, 10/15/16	1,345
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,233
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,977
	Ford Credit Auto Owner Trust,
7,116	Series 2014-B, Class A3, 0.900%, 10/15/18	7,117
8,000	Series 2014-C, Class A2, 0.610%, 08/15/17	7,998
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,125
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.553%, 01/15/18	9,995
	Freedom Trust,
3,820	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	3,887
5,328	Series 2012-2, Class A24, VAR, 3.982%, 10/26/42 (e) (i)	5,415
	FRT Trust,
236	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	236
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,725
124	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	124
19,637	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	19,744
542	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	529
	GE Equipment Midticket LLC,
3,004	Series 2012-1, Class A3, 0.600%, 05/23/16	3,003
3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,770
	GLC II Trust,
37,436	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	37,437
2,311	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	2,311

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GLC Trust,
27,116	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	26,946
2,261	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	2,216
6,758	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	6,754
	GMAT Trust,
6,950	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	7,008
3,849	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	3,843
11,594	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	11,617
	HLSS Servicer Advance Receivables Backed Notes,
41,144	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	40,835
1,350	Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	1,349
3,020	Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	2,866
900	Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	853
9,905	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	9,831
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,824
1,000	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	1,000
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,718
2,000	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	1,948
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,708
800	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.371%, 03/25/36	656
	Honda Auto Receivables Owner Trust,
3,028	Series 2012-1, Class A4, 0.970%, 04/16/18	3,031
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,574
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,655	Series 2015-1, Class A2, 0.700%, 06/15/17	8,649
	HSBC Home Equity Loan Trust USA,
365	Series 2007-1, Class AS, VAR, 0.374%, 03/20/36	362
4,898	Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	4,878
	Huntington Auto Trust,
4,518	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	4,526
665	Series 2012-1, Class A3, 0.810%, 09/15/16	665
	Hyundai Auto Receivables Trust,
1,225	Series 2010-B, Class A4, 1.630%, 03/15/17	1,225
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,106
14,250	Series 2015-A, Class A2, 0.680%, 10/16/17	14,238
	John Deere Owner Trust,
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,861
5,756	Series 2014-A, Class A2, 0.450%, 09/15/16	5,753
	KGS-Alpha Capital Markets LP,
124,156	IO, VAR, 0.862%, 08/25/38	4,617
45,568	Series 2012-3, IO, 0.530%, 09/25/26	1,047
156,273	Series 2012-4, IO, VAR, 0.616%, 09/25/37	7,008
834	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.521%, 07/25/34 (e)	832
	Long Beach Mortgage Loan Trust,
4,921	Series 2004-1, Class M1, VAR, 0.921%, 02/25/34	4,679
956	Series 2004-3, Class M1, VAR, 1.026%, 07/25/34	921
801	Series 2006-WL2, Class 2A3, VAR, 0.371%, 01/25/36	770
	LV Tower 52 Issuer LLC,
17,018	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	17,049
5,496	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	5,496
2,191	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.421%, 03/25/32	2,190
9,280	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	9,724

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Mid-State Capital Trust,
4,701	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,832
8,461	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	8,764
9,331	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	9,370
	Nationstar Agency Advance Funding Trust,
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,246
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	649
1,522	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,523
3,253	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,346
	Nissan Auto Lease Trust,
1,425	Series 2013-B, Class A3, 0.750%, 06/15/16	1,426
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,162
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	2,993
1,577	Series 2014-A, Class A2, 0.420%, 11/15/16	1,576
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,911
12,021	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	12,003
	NRPL Trust,
19,300	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	19,296
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	11,925
	NYMT Residential LLC,
20,577	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	20,577
10,700	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	10,700
	OAK Hill Advisors Residential Loan Trust,
28,455	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	28,485
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,346
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,787

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	OneMain Financial Issuance Trust,
28,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	28,559
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,604
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	42,163
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,406
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	28,802
3,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	3,819
168	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.011%, 02/25/33	156
6,517	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.109%, 10/25/34	6,490
4,979	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	4,986
	Progreso Receivables Funding I LLC,
7,000	Series 2013-A, Class A, 4.000%, 07/09/18 (e)	7,052
1,500	Series 2013-A, Class B, 8.000%, 07/09/18 (e)	1,530
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,615
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,184
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/10/20 (e)	24,831
5,437	Series 2015-A, Class B, 5.500%, 02/10/20 (e)	5,437
	RAMP Trust,
2,746	Series 2004-RS11, Class M1, VAR, 1.101%, 11/25/34	2,706
14,227	Series 2006-RZ1, Class A3, VAR, 0.471%, 03/25/36	13,870
	RASC Trust,
47	Series 2002-KS4, Class AIIB, VAR, 0.671%, 07/25/32	40
60	Series 2003-KS5, Class AIIB, VAR, 0.751%, 07/25/33	53
68	Series 2003-KS9, Class A2B, VAR, 0.808%, 11/25/33	57
8,261	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	8,282

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Real Estate Asset Trust,
10,358	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	10,293
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,039
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	51
447	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	439
1,925	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,945
736	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.480%, 01/25/36	562
10,180	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	10,077
	SNAAC Auto Receivables Trust,
246	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	247
4,002	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	4,000
	SpringCastle America Funding LLC,
58,120	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	58,274
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,692
	Springleaf Funding Trust,
57,909	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	58,010
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,516
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,551
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	56,843
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,617
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,610
7,250	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	7,377
5,612	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	5,584
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
658	Series 2002-AL1, Class A2, 3.450%, 02/25/32	655
1,654	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,634

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,611	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,691
2,089	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,153
35,593	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	35,479
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,767
	Toyota Auto Receivables Owner Trust,
5,631	Series 2014-A, Class A2, 0.410%, 08/15/16	5,630
10,909	Series 2014-C, Class A2, 0.510%, 02/15/17	10,907
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,758
	Trafigura Securitisation Finance plc, (Ireland),
24,321	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	24,404
23,536	Series 2014-1A, Class A, VAR, 1.123%, 10/15/21 (e) (i)	23,536
	Truman Capital Mortgage Loan Trust,
20,396	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	20,372
14,924	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	14,907
6,881	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	6,739
13,586	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	13,571
17,500	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	17,470
24,456	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	24,457
2,040	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	2,040
54,712	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	54,524
27,491	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	27,585
14,416	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	14,416
18,193	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	18,194
	VOLT XIX LLC,
39,174	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	39,331

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,539
11,093	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	11,069
	VOLT XVI LLC,
23,835	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	23,847
2,397	Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	2,352
	VOLT XXII LLC,
26,451	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	26,423
6,179	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,067
30,723	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	30,741
	VOLT XXVI LLC,
25,031	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	25,001
9,373	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,221
36,780	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	36,784
22,521	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	22,564
22,391	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	22,393
	Westgate Resorts LLC,
5,274	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	5,291
3,824	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	3,829
7,140	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	7,131
5,600	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	5,598
	World Omni Auto Receivables Trust,
2,910	Series 2013-B, Class A3, 0.830%, 08/15/18	2,910
1,398	Series 2013-B, Class A4, 1.320%, 01/15/20	1,399
8,061	Series 2015-A, Class A2A, 0.790%, 07/16/18	8,060
4,378	Series 2015-A, Class A3, 1.340%, 05/15/20	4,378

	Total Asset-Backed Securities (Cost $2,375,576)	2,377,841

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 19.4%
		Agency CMO — 14.7%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
242		Series 8, Class ZA, 7.000%, 03/25/23	267
147		Series 24, Class ZE, 6.250%, 11/25/23	161
1,069		Series 29, Class L, 7.500%, 04/25/24	1,207
		Federal Home Loan Mortgage Corp. Reference REMIC,
7,880		Series R006, Class ZA, 6.000%, 04/15/36	8,978
10,817		Series R007, Class ZA, 6.000%, 05/15/36	12,228
		Federal Home Loan Mortgage Corp. REMIC,
9		Series 11, Class D, 9.500%, 07/15/19	9
9		Series 22, Class C, 9.500%, 04/15/20	10
15		Series 23, Class F, 9.600%, 04/15/20	16
4		Series 46, Class B, 7.800%, 09/15/20	4
2		Series 47, Class F, 10.000%, 06/15/20	3
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
8		Series 99, Class Z, 9.500%, 01/15/21	9
29		Series 114, Class H, 6.950%, 01/15/21	31
—	(h)	Series 204, Class E, HB, IF, 1,854.237%, 05/15/23	5
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
6		Series 1065, Class J, 9.000%, 04/15/21	7
3		Series 1079, Class S, HB, IF, 33.415%, 05/15/21	5
6		Series 1084, Class F, VAR, 1.122%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.451%, 05/15/21	7
8		Series 1116, Class I, 5.500%, 08/15/21	9
42		Series 1144, Class KB, 8.500%, 09/15/21	47
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,178.669%, 01/15/22	7
17		Series 1206, Class IA, 7.000%, 03/15/22	19
23		Series 1250, Class J, 7.000%, 05/15/22	25
66		Series 1343, Class LA, 8.000%, 08/15/22	76
26		Series 1343, Class LB, 7.500%, 08/15/22	30
46		Series 1370, Class JA, VAR, 1.322%, 09/15/22	47
44		Series 1455, Class WB, IF, 4.589%, 12/15/22	47
406		Series 1466, Class PZ, 7.500%, 02/15/23	455
6		Series 1470, Class F, VAR, 1.692%, 02/15/23	6
74		Series 1491, Class I, 7.500%, 04/15/23	83

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
240	Series 1498, Class I, VAR, 1.322%, 04/15/23	246
351	Series 1502, Class PX, 7.000%, 04/15/23	388
41	Series 1505, Class Q, 7.000%, 05/15/23	45
168	Series 1518, Class G, IF, 8.880%, 05/15/23	196
31	Series 1541, Class M, HB, IF, 24.755%, 07/15/23	49
147	Series 1541, Class O, VAR, 1.110%, 07/15/23	148
9	Series 1570, Class F, VAR, 2.192%, 08/15/23	10
332	Series 1573, Class PZ, 7.000%, 09/15/23	371
181	Series 1591, Class PV, 6.250%, 10/15/23	198
46	Series 1602, Class SA, HB, IF, 22.191%, 10/15/23	83
1,008	Series 1608, Class L, 6.500%, 09/15/23	1,148
27	Series 1609, Class LG, IF, 16.961%, 11/15/23	27
395	Series 1642, Class PJ, 6.000%, 11/15/23	439
161	Series 1658, Class GZ, 7.000%, 01/15/24	182
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	27
17	Series 1686, Class SH, IF, 18.851%, 02/15/24	24
132	Series 1695, Class EB, 7.000%, 03/15/24	149
27	Series 1699, Class FC, VAR, 0.772%, 03/15/24	27
181	Series 1700, Class GA, PO, 02/15/24	175
730	Series 1706, Class K, 7.000%, 03/15/24	826
13	Series 1709, Class FA, VAR, 1.000%, 03/15/24	13
507	Series 1720, Class PL, 7.500%, 04/15/24	579
466	Series 1737, Class L, 6.000%, 06/15/24	527
87	Series 1745, Class D, 7.500%, 08/15/24	100
380	Series 1798, Class F, 5.000%, 05/15/23	413
8	Series 1807, Class G, 9.000%, 10/15/20	9
78	Series 1829, Class ZB, 6.500%, 03/15/26	86
506	Series 1863, Class Z, 6.500%, 07/15/26	576
52	Series 1865, Class D, PO, 02/15/24	46
62	Series 1890, Class H, 7.500%, 09/15/26	72
161	Series 1899, Class ZE, 8.000%, 09/15/26	186
416	Series 1927, Class PH, 7.500%, 01/15/27	477
335	Series 1927, Class ZA, 6.500%, 01/15/27	382
10	Series 1935, Class FL, VAR, 0.872%, 02/15/27	11
133	Series 1963, Class Z, 7.500%, 01/15/27	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
19	Series 1970, Class PG, 7.250%, 07/15/27	22
356	Series 1981, Class Z, 6.000%, 05/15/27	394
230	Series 1983, Class Z, 6.500%, 12/15/23	254
152	Series 1987, Class PE, 7.500%, 09/15/27	168
215	Series 2019, Class Z, 6.500%, 12/15/27	241
761	Series 2033, Class J, 5.600%, 06/15/23	814
87	Series 2033, Class SN, HB, IF, 28.323%, 03/15/24	31
243	Series 2038, Class PN, IO, 7.000%, 03/15/28	41
734	Series 2040, Class PE, 7.500%, 03/15/28	843
274	Series 2054, Class PV, 7.500%, 05/15/28	315
49	Series 2056, Class TD, 6.500%, 05/15/18	51
381	Series 2063, Class PG, 6.500%, 06/15/28	435
68	Series 2064, Class TE, 7.000%, 06/15/28	78
155	Series 2070, Class C, 6.000%, 07/15/28	172
789	Series 2075, Class PH, 6.500%, 08/15/28	879
844	Series 2075, Class PM, 6.250%, 08/15/28	945
147	Series 2086, Class GB, 6.000%, 09/15/28	166
310	Series 2089, Class PJ, IO, 7.000%, 10/15/28	49
704	Series 2095, Class PE, 6.000%, 11/15/28	801
1,265	Series 2106, Class ZD, 6.000%, 12/15/28	1,412
1,834	Series 2110, Class PG, 6.000%, 01/15/29	2,088
374	Series 2125, Class JZ, 6.000%, 02/15/29	413
1,897	Series 2126, Class CB, 6.250%, 02/15/29	2,105
52	Series 2132, Class SB, HB, IF, 29.809%, 03/15/29	94
27	Series 2134, Class PI, IO, 6.500%, 03/15/19	3
30	Series 2141, Class IO, IO, 7.000%, 04/15/29	5
117	Series 2163, Class PC, IO, 7.500%, 06/15/29	19
1,522	Series 2169, Class TB, 7.000%, 06/15/29	1,747
654	Series 2172, Class QC, 7.000%, 07/15/29	739
398	Series 2176, Class OJ, 7.000%, 08/15/29	457
2	Series 2196, Class TL, 7.500%, 11/15/29	2
345	Series 2201, Class C, 8.000%, 11/15/29	400
808	Series 2208, Class PG, 7.000%, 01/15/30	933
212	Series 2209, Class TC, 8.000%, 01/15/30	253
667	Series 2210, Class Z, 8.000%, 01/15/30	773
134	Series 2224, Class CB, 8.000%, 03/15/30	160
195	Series 2230, Class Z, 8.000%, 04/15/30	228
151	Series 2234, Class PZ, 7.500%, 05/15/30	174
126	Series 2247, Class Z, 7.500%, 08/15/30	146
347	Series 2256, Class MC, 7.250%, 09/15/30	400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
543	Series 2259, Class ZM, 7.000%, 10/15/30	626
12	Series 2261, Class ZY, 7.500%, 10/15/30	14
46	Series 2262, Class Z, 7.500%, 10/15/30	53
625	Series 2271, Class PC, 7.250%, 12/15/30	719
596	Series 2283, Class K, 6.500%, 12/15/23	664
271	Series 2296, Class PD, 7.000%, 03/15/31	312
102	Series 2306, Class K, PO, 05/15/24	97
244	Series 2306, Class SE, IF, IO, 8.750%, 05/15/24	41
158	Series 2313, Class LA, 6.500%, 05/15/31	184
338	Series 2325, Class PM, 7.000%, 06/15/31	362
640	Series 2332, Class ZH, 7.000%, 07/15/31	733
104	Series 2333, Class HC, 6.000%, 07/15/31	101
3,491	Series 2344, Class ZD, 6.500%, 08/15/31	4,059
353	Series 2344, Class ZJ, 6.500%, 08/15/31	407
288	Series 2345, Class NE, 6.500%, 08/15/31	332
115	Series 2345, Class PQ, 6.500%, 08/15/16	117
85	Series 2347, Class VP, 6.500%, 03/15/20	90
347	Series 2351, Class PZ, 6.500%, 08/15/31	401
311	Series 2353, Class TD, 6.000%, 09/15/16	318
92	Series 2355, Class BP, 6.000%, 09/15/16	94
30	Series 2359, Class PM, 6.000%, 09/15/16	31
645	Series 2359, Class ZB, 8.500%, 06/15/31	765
142	Series 2360, Class PG, 6.000%, 09/15/16	145
23	Series 2363, Class PF, 6.000%, 09/15/16	23
83	Series 2366, Class MD, 6.000%, 10/15/16	85
307	Series 2367, Class ME, 6.500%, 10/15/31	353
323	Series 2388, Class FB, VAR, 0.772%, 01/15/29	328
208	Series 2391, Class QR, 5.500%, 12/15/16	219
73	Series 2394, Class MC, 6.000%, 12/15/16	75
355	Series 2399, Class OH, 6.500%, 01/15/32	401
589	Series 2399, Class TH, 6.500%, 01/15/32	661
720	Series 2410, Class NG, 6.500%, 02/15/32	816
439	Series 2410, Class OE, 6.375%, 02/15/32	472
785	Series 2410, Class QS, IF, 19.053%, 02/15/32	1,204
298	Series 2410, Class QX, IF, IO, 8.478%, 02/15/32	85
790	Series 2412, Class SP, IF, 15.756%, 02/15/32	1,089
1,870	Series 2418, Class FO, VAR, 1.072%, 02/15/32	1,917
672	Series 2420, Class XK, 6.500%, 02/15/32	757
546	Series 2423, Class MC, 7.000%, 03/15/32	630
699	Series 2423, Class MT, 7.000%, 03/15/32	809

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
813	Series 2423, Class TB, 6.500%, 03/15/32	940
84	Series 2425, Class OB, 6.000%, 03/15/17	87
972	Series 2430, Class WF, 6.500%, 03/15/32	1,123
1,278	Series 2434, Class TC, 7.000%, 04/15/32	1,432
2,208	Series 2434, Class ZA, 6.500%, 04/15/32	2,545
1,538	Series 2435, Class CJ, 6.500%, 04/15/32	1,771
474	Series 2436, Class MC, 7.000%, 04/15/32	534
229	Series 2441, Class GF, 6.500%, 04/15/32	264
600	Series 2444, Class ES, IF, IO, 7.778%, 03/15/32	157
550	Series 2450, Class GZ, 7.000%, 05/15/32	631
391	Series 2450, Class SW, IF, IO, 7.828%, 03/15/32	103
912	Series 2455, Class GK, 6.500%, 05/15/32	1,060
34	Series 2458, Class QE, 5.500%, 06/15/17	35
660	Series 2458, Class ZM, 6.500%, 06/15/32	752
209	Series 2463, Class CE, 6.000%, 06/15/17	216
558	Series 2466, Class DH, 6.500%, 06/15/32	641
1,009	Series 2466, Class PH, 6.500%, 06/15/32	1,158
722	Series 2474, Class NR, 6.500%, 07/15/32	828
1,503	Series 2475, Class S, IF, IO, 7.828%, 02/15/32	364
1,047	Series 2484, Class LZ, 6.500%, 07/15/32	1,209
47	Series 2488, Class WS, IF, 16.342%, 08/15/17	54
1,346	Series 2500, Class MC, 6.000%, 09/15/32	1,537
124	Series 2508, Class AQ, 5.500%, 10/15/17	130
1,401	Series 2512, Class PG, 5.500%, 10/15/22	1,562
467	Series 2535, Class BK, 5.500%, 12/15/22	511
549	Series 2537, Class TE, 5.500%, 12/15/17	578
290	Series 2543, Class LX, 5.000%, 12/15/17	306
1,893	Series 2543, Class YX, 6.000%, 12/15/32	2,127
969	Series 2544, Class HC, 6.000%, 12/15/32	1,110
347	Series 2549, Class ZG, 5.000%, 01/15/18	360
1,232	Series 2552, Class ME, 6.000%, 01/15/33	1,407
1,026	Series 2567, Class QD, 6.000%, 02/15/33	1,170
1,109	Series 2571, Class FY, VAR, 0.922%, 12/15/32	1,131
134	Series 2571, Class SK, HB, IF, 33.758%, 09/15/23	237
654	Series 2571, Class SY, IF, 18.187%, 12/15/32	977
4,474	Series 2575, Class ME, 6.000%, 02/15/33	4,930
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,434
490	Series 2586, Class WI, IO, 6.500%, 03/15/33	75

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,469
798	Series 2596, Class QG, 6.000%, 03/15/33	874
278	Series 2611, Class UH, 4.500%, 05/15/18	292
397	Series 2626, Class NS, IF, IO, 6.378%, 06/15/23	28
80	Series 2629, Class BY, IO, 4.500%, 03/15/18	1
1,720	Series 2631, Class SA, IF, 14.535%, 06/15/33	2,268
2,298	Series 2636, Class Z, 4.500%, 06/15/18	2,408
367	Series 2637, Class SA, IF, IO, 5.928%, 06/15/18	24
116	Series 2638, Class DS, IF, 8.428%, 07/15/23	130
4	Series 2642, Class SL, IF, 6.715%, 07/15/33	4
162	Series 2650, Class PO, PO, 12/15/32	160
931	Series 2650, Class SO, PO, 12/15/32	914
2,257	Series 2651, Class VZ, 4.500%, 07/15/18	2,365
8,153	Series 2653, Class PZ, 5.000%, 07/15/33	9,226
205	Series 2655, Class EO, PO, 02/15/33	205
527	Series 2671, Class S, IF, 14.443%, 09/15/33	673
1,930	Series 2684, Class PO, PO, 01/15/33	1,926
448	Series 2692, Class SC, IF, 12.943%, 07/15/33	520
25	Series 2696, Class CO, PO, 10/15/18	25
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,968
1,234	Series 2710, Class HB, 5.500%, 11/15/23	1,379
120	Series 2715, Class OG, 5.000%, 01/15/23	120
511	Series 2720, Class PC, 5.000%, 12/15/23	564
4,160	Series 2722, Class PF, VAR, 0.772%, 12/15/33	4,214
9,421	Series 2733, Class SB, IF, 7.855%, 10/15/33	10,684
443	Series 2744, Class PE, 5.500%, 02/15/34	472
1,061	Series 2744, Class TU, 5.500%, 05/15/32	1,102
653	Series 2748, Class KO, PO, 10/15/23	646
940	Series 2758, Class AO, PO, 03/15/19	930
31	Series 2780, Class JG, 4.500%, 04/15/19	31
285	Series 2780, Class SY, IF, 16.122%, 11/15/33	369
4,070	Series 2802, Class OH, 6.000%, 05/15/34	4,472
107	Series 2835, Class BO, PO, 12/15/28	107
138	Series 2835, Class QO, PO, 12/15/32	129
43	Series 2840, Class JO, PO, 06/15/23	43
1,432	Series 2903, Class Z, 5.000%, 12/15/24	1,580
814	Series 2929, Class MS, HB, IF, 27.403%, 02/15/35	1,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,955	Series 2934, Class EC, PO, 02/15/20	3,891
1,178	Series 2934, Class HI, IO, 5.000%, 02/15/20	93
759	Series 2934, Class KI, IO, 5.000%, 02/15/20	56
350	Series 2945, Class SA, IF, 11.984%, 03/15/20	394
385	Series 2967, Class S, HB, IF, 32.879%, 04/15/25	613
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,864
1,594	Series 2968, Class MD, 5.500%, 12/15/33	1,661
1,321	Series 2981, Class FA, VAR, 0.572%, 05/15/35	1,332
1,282	Series 2988, Class AF, VAR, 0.472%, 06/15/35	1,284
59	Series 2989, Class PO, PO, 06/15/23	58
738	Series 2990, Class GO, PO, 02/15/35	690
2,757	Series 2990, Class LK, VAR, 0.542%, 10/15/34	2,766
1,678	Series 2990, Class SL, HB, IF, 23.863%, 06/15/34	2,202
280	Series 2990, Class WP, IF, 16.584%, 06/15/35	334
4,291	Series 2992, Class LB, 5.000%, 06/15/20	4,556
4	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
90	Series 3014, Class OD, PO, 08/15/35	80
242	Series 3022, Class SX, IF, 16.445%, 08/15/25	312
737	Series 3029, Class SO, PO, 09/15/35	694
6,105	Series 3049, Class XF, VAR, 0.522%, 05/15/33	6,131
445	Series 3051, Class DP, HB, IF, 27.271%, 10/15/25	667
803	Series 3064, Class SG, IF, 19.427%, 11/15/35	1,037
3,436	Series 3065, Class DF, VAR, 0.552%, 04/15/35	3,452
41	Series 3068, Class AO, PO, 01/15/35	41
1,397	Series 3077, Class TO, PO, 04/15/35	1,293
1,527	Series 3085, Class WF, VAR, 0.972%, 08/15/35	1,554
3,170	Series 3101, Class UZ, 6.000%, 01/15/36	3,616
281	Series 3102, Class HS, HB, IF, 23.936%, 01/15/36	408
2,894	Series 3117, Class AO, PO, 02/15/36	2,741
622	Series 3117, Class EO, PO, 02/15/36	588
932	Series 3117, Class OG, PO, 02/15/36	880
535	Series 3117, Class OK, PO, 02/15/36	504

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,784	Series 3122, Class OH, PO, 03/15/36	1,690
1,735	Series 3122, Class OP, PO, 03/15/36	1,648
17	Series 3122, Class ZB, 6.000%, 03/15/36	24
181	Series 3134, Class PO, PO, 03/15/36	174
1,873	Series 3137, Class XP, 6.000%, 04/15/36	2,141
961	Series 3138, Class PO, PO, 04/15/36	901
3,395	Series 3147, Class PO, PO, 04/15/36	3,213
126	Series 3149, Class SO, PO, 05/15/36	116
724	Series 3151, Class PO, PO, 05/15/36	675
1,258	Series 3153, Class EO, PO, 05/15/36	1,180
457	Series 3164, Class MG, 6.000%, 06/15/36	520
2,923	Series 3171, Class MO, PO, 06/15/36	2,760
342	Series 3174, Class PX, 5.000%, 06/15/17	343
583	Series 3179, Class OA, PO, 07/15/36	547
2,916	Series 3181, Class AZ, 6.500%, 07/15/36	3,372
844	Series 3189, Class PC, 6.000%, 08/15/35	863
354	Series 3194, Class SA, IF, IO, 6.928%, 07/15/36	68
2,069	Series 3195, Class PD, 6.500%, 07/15/36	2,344
4,306	Series 3200, Class AY, 5.500%, 08/15/36	4,800
866	Series 3200, Class PO, PO, 08/15/36	814
11,648	Series 3202, Class HI, IF, IO, 6.478%, 08/15/36	2,122
548	Series 3213, Class OA, PO, 09/15/36	517
368	Series 3218, Class AO, PO, 09/15/36	347
2,129	Series 3218, Class BE, 6.000%, 09/15/35	2,199
1,893	Series 3219, Class DI, IO, 6.000%, 04/15/36	326
1,003	Series 3225, Class EO, PO, 10/15/36	909
1,076	Series 3232, Class ST, IF, IO, 6.528%, 10/15/36	168
279	Series 3233, Class OP, PO, 05/15/36	260
3,563	Series 3253, Class PO, PO, 12/15/21	3,531
499	Series 3256, Class PO, PO, 12/15/36	451
833	Series 3260, Class CS, IF, IO, 5.968%, 01/15/37	118
442	Series 3261, Class OA, PO, 01/15/37	414
2,128	Series 3274, Class B, 6.000%, 02/15/37	2,347
249	Series 3274, Class JO, PO, 02/15/37	235
1,242	Series 3275, Class FL, VAR, 0.612%, 02/15/37	1,252
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,395
471	Series 3286, Class PO, PO, 03/15/37	441
1,287	Series 3290, Class SB, IF, IO, 6.278%, 03/15/37	224
1,546	Series 3302, Class UT, 6.000%, 04/15/37	1,751

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,028	Series 3305, Class MG, IF, 2.392%, 07/15/34	1,051
3,664	Series 3315, Class HZ, 6.000%, 05/15/37	4,053
1,043	Series 3316, Class PO, PO, 05/15/37	990
68	Series 3318, Class AO, PO, 05/15/37	64
338	Series 3326, Class JO, PO, 06/15/37	319
2,771	Series 3329, Class JD, 6.000%, 06/15/36	2,937
553	Series 3331, Class PO, PO, 06/15/37	518
1,099	Series 3344, Class SL, IF, IO, 6.428%, 07/15/37	158
663	Series 3365, Class PO, PO, 09/15/37	639
401	Series 3371, Class FA, VAR, 0.772%, 09/15/37	407
572	Series 3373, Class TO, PO, 04/15/37	538
3,705	Series 3383, Class SA, IF, IO, 6.278%, 11/15/37	450
6,093	Series 3387, Class SA, IF, IO, 6.248%, 11/15/37	654
2,005	Series 3393, Class JO, PO, 09/15/32	1,826
815	Series 3398, Class PO, PO, 01/15/36	811
7,082	Series 3404, Class SC, IF, IO, 5.828%, 01/15/38	953
304	Series 3422, Class SE, IF, 17.020%, 02/15/38	403
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,694
2,457	Series 3424, Class PI, IF, IO, 6.628%, 04/15/38	413
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	320
2,830	Series 3453, Class B, 5.500%, 05/15/38	3,085
2,656	Series 3455, Class SE, IF, IO, 6.028%, 06/15/38	373
587	Series 3461, Class LZ, 6.000%, 06/15/38	647
8,020	Series 3461, Class Z, 6.000%, 06/15/38	9,037
5,244	Series 3481, Class SJ, IF, IO, 5.678%, 08/15/38	530
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,041
4,265	Series 3501, Class CB, 5.500%, 01/15/39	4,799
2,539	Series 3505, Class SA, IF, IO, 5.828%, 01/15/39	370
1,146	Series 3510, Class OD, PO, 02/15/37	1,083
2,459	Series 3511, Class SA, IF, IO, 5.828%, 02/15/39	376
61	Series 3515, Class PI, IO, 5.500%, 07/15/37	—	(h)
641	Series 3523, Class SD, IF, 19.190%, 06/15/36	871

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,843	Series 3531, Class SA, IF, IO, 6.128%, 05/15/39	318
1,987	Series 3531, Class SM, IF, IO, 5.928%, 05/15/39	239
1,621	Series 3546, Class A, VAR, 1.938%, 02/15/39	1,637
1,988	Series 3549, Class FA, VAR, 1.372%, 07/15/39	2,027
1,869	Series 3607, Class AO, PO, 04/15/36	1,763
3,426	Series 3607, Class BO, PO, 04/15/36	3,230
273	Series 3607, Class EO, PO, 02/15/33	273
3,539	Series 3607, Class OP, PO, 07/15/37	3,359
4,888	Series 3607, Class PO, PO, 05/15/37	4,561
2,311	Series 3607, Class TO, PO, 10/15/39	2,227
3,721	Series 3608, Class SC, IF, IO, 6.078%, 12/15/39	437
2,913	Series 3611, Class PO, PO, 07/15/34	2,736
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,923
2,468	Series 3621, Class BO, PO, 01/15/40	2,327
4,125	Series 3632, Class BS, IF, 16.927%, 02/15/40	5,651
1,537	Series 3645, Class KZ, 5.500%, 08/15/36	1,663
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,889
3,282	Series 3654, Class VB, 5.500%, 10/15/27	3,329
2,841	Series 3659, Class VE, 5.000%, 03/15/26	3,058
198	Series 3666, Class VA, 5.500%, 12/15/22	198
13,790	Series 3680, Class MA, 4.500%, 07/15/39	15,102
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,069
8,909	Series 3687, Class MA, 4.500%, 02/15/37	9,359
2,519	Series 3688, Class CU, VAR, 6.684%, 11/15/21	2,669
16,392	Series 3688, Class GT, VAR, 7.200%, 11/15/46	19,047
38,236	Series 3704, Class CT, 7.000%, 12/15/36	44,767
15,313	Series 3704, Class DT, 7.500%, 11/15/36	17,578
13,856	Series 3704, Class ET, 7.500%, 12/15/36	16,657
8,105	Series 3710, Class FL, VAR, 0.672%, 05/15/36	8,176
13,209	Series 3740, Class SB, IF, IO, 5.828%, 10/15/40	2,006
11,433	Series 3740, Class SC, IF, IO, 5.828%, 10/15/40	1,930
20,553	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,498
2,707	Series 3756, Class IP, IO, 4.000%, 08/15/35	24
16,152	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,377

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
10,411	Series 3760, Class GI, IO, 4.000%, 10/15/37	857
7,705	Series 3760, Class NI, IO, 4.000%, 10/15/37	401
8,353	Series 3779, Class IH, IO, 4.000%, 11/15/34	522
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,275
8,106	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,013
1,061	Series 3798, Class BF, VAR, 0.472%, 06/15/24	1,063
4,459	Series 3800, Class AI, IO, 4.000%, 11/15/29	384
4,822	Series 3801, Class GB, 4.500%, 11/15/40	4,941
27,994	Series 3802, Class LS, IF, IO, 1.770%, 01/15/40	2,113
17,101	Series 3819, Class ZQ, 6.000%, 04/15/36	19,109
6,126	Series 3852, Class QN, IF, 5.500%, 05/15/41	6,520
15,101	Series 3852, Class TP, IF, 5.500%, 05/15/41	16,281
8,890	Series 3860, Class PZ, 5.000%, 05/15/41	10,863
2,236	Series 3895, Class WA, VAR, 5.710%, 10/15/38	2,504
6,817	Series 3920, Class LP, 5.000%, 01/15/34	7,455
15,731	Series 3957, Class B, 4.000%, 11/15/41	16,901
4,135	Series 3966, Class BF, VAR, 0.672%, 10/15/40	4,155
6,836	Series 3966, Class NA, 4.000%, 12/15/41	7,382
12,572	Series 3998, Class GF, VAR, 0.622%, 05/15/36	12,615
13,565	Series 4012, Class FN, VAR, 0.672%, 03/15/42	13,664
15,390	Series 4048, Class FB, VAR, 0.572%, 10/15/41	15,488
25,153	Series 4048, Class FJ, VAR, 0.570%, 07/15/37	25,135
4,021	Series 4073, Class MF, VAR, 0.622%, 08/15/39	4,046
7,319	Series 4077, Class FB, VAR, 0.672%, 07/15/42	7,418
12,267	Series 4087, Class FA, VAR, 0.622%, 05/15/39	12,328
9,112	Series 4095, Class FB, VAR, 0.572%, 04/15/39	9,121
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,806
9,548	Series 4219, Class JA, 3.500%, 08/15/39	10,174
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,388

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,062	Series 4257, Class DZ, 2.500%, 10/15/43	4,438
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,394	Series 197, Class PO, PO, 04/01/28	1,298
3,243	Series 233, Class 11, IO, 5.000%, 09/15/35	419
2,689	Series 233, Class 12, IO, 5.000%, 09/15/35	346
5,139	Series 233, Class 13, IO, 5.000%, 09/15/35	665
10,461	Series 239, Class S30, IF, IO, 7.528%, 08/15/36	1,873
1,471	Series 243, Class 16, IO, 4.500%, 11/15/20	92
942	Series 243, Class 17, IO, 4.500%, 12/15/20	60
90,585	Series 262, Class 35, 3.500%, 07/15/42	94,762
35,538	Series 264, Class F1, VAR, 0.722%, 07/15/42	35,867
32,832	Series 267, Class F5, VAR, 0.672%, 08/15/42	33,138
14,677	Series 270, Class F1, VAR, 0.672%, 08/15/42	14,808
10,147	Series 274, Class F1, VAR, 0.672%, 08/15/42	10,232
25,753	Series 279, Class F6, VAR, 0.622%, 09/15/42	25,900
12,783	Series 281, Class F1, VAR, 0.672%, 10/15/42	12,765
7,993	Series 299, Class 300, 3.000%, 01/15/43	8,060
13,090	Series 310, Class PO, PO, 09/15/43	10,428
11,344	Series 326, Class F2, VAR, 0.722%, 03/15/44	11,453
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
797	Series T-41, Class 3A, VAR, 6.624%, 07/25/32	914
3,469	Series T-42, Class A5, 7.500%, 02/25/42	4,042
2,404	Series T-48, Class 1A, VAR, 5.621%, 07/25/33	2,736
508	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	612
3,163	Series T-54, Class 2A, 6.500%, 02/25/43	3,718
1,099	Series T-54, Class 3A, 7.000%, 02/25/43	1,350
7,715	Series T-56, Class A5, 5.231%, 05/25/43	8,597
814	Series T-57, Class 1A3, 7.500%, 07/25/43	978
317	Series T-57, Class 1AP, PO, 07/25/43	279

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,421	Series T-58, Class 4A, 7.500%, 09/25/43	5,286
384	Series T-58, Class APO, PO, 09/25/43	314
4,333	Series T-59, Class 1A2, 7.000%, 10/25/43	5,059
413	Series T-59, Class 1AP, PO, 10/25/43	336
8,199	Series T-62, Class 1A1, VAR, 1.314%, 10/25/44	8,356
20,848	Series T-76, Class 2A, VAR, 1.314%, 10/25/37	20,246
	Federal National Mortgage Association - ACES,
18,903	Series 2010-M1, Class A2, 4.450%, 09/25/19	20,857
7,174	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,918
5,848	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,319
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,711
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,332
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,886
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,364
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,338
7,664	Series 2012-M11, Class FA, VAR, 0.686%, 08/25/19	7,714
6,674	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,713
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,481
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,154
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,668
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,616
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,555
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,072
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	18,134
24,000	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	25,798
5,569	Series 2014-M5, Class FA, VAR, 0.514%, 01/25/17	5,572
6,469	Series 2014-M6, Class FA, VAR, 0.454%, 12/25/17	6,474

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,280		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,426
12,039		Series 2015-M1, Class A2, 2.532%, 09/25/24	11,995
30,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	30,282
		Federal National Mortgage Association Grantor Trust,
1,361		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,508
1,553		Series 2001-T10, Class A2, 7.500%, 12/25/41	1,806
1,747		Series 2001-T3, Class A1, 7.500%, 11/25/40	2,043
1,814		Series 2002-T16, Class A2, 7.000%, 07/25/42	2,163
529		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	606
3,852		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,585
2,348		Series 2004-T2, Class 2A, VAR, 3.382%, 07/25/43	2,444
5,531		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,233
2,169		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,498
521		Series 2004-T3, Class PT1, VAR, 8.957%, 01/25/44	617
		Federal National Mortgage Association REMIC,
7		Series 1988-7, Class Z, 9.250%, 04/25/18	7
28		Series 1989-70, Class G, 8.000%, 10/25/19	31
13		Series 1989-78, Class H, 9.400%, 11/25/19	14
17		Series 1989-83, Class H, 8.500%, 11/25/19	19
13		Series 1989-89, Class H, 9.000%, 11/25/19	14
8		Series 1990-1, Class D, 8.800%, 01/25/20	9
3		Series 1990-7, Class B, 8.500%, 01/25/20	4
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
6		Series 1990-63, Class H, 9.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
39		Series 1990-102, Class J, 6.500%, 08/25/20	42
28		Series 1990-120, Class H, 9.000%, 10/25/20	31
4		Series 1990-134, Class SC, HB, IF, 21.344%, 11/25/20	6
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
8		Series 1991-24, Class Z, 5.000%, 03/25/21	9
6		Series 1991-42, Class S, IF, 17.376%, 05/25/21	8
1		Series 1992-101, Class J, 7.500%, 06/25/22	2
244		Series 1992-117, Class MA, 8.000%, 07/25/22	275
48		Series 1992-136, Class PK, 6.000%, 08/25/22	52
41		Series 1992-143, Class MA, 5.500%, 09/25/22	44
314		Series 1992-150, Class M, 8.000%, 09/25/22	353
108		Series 1992-163, Class M, 7.750%, 09/25/22	121
153		Series 1992-188, Class PZ, 7.500%, 10/25/22	175
69		Series 1993-21, Class KA, 7.700%, 03/25/23	79
145		Series 1993-25, Class J, 7.500%, 03/25/23	163
27		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	37
422		Series 1993-37, Class PX, 7.000%, 03/25/23	471
150		Series 1993-54, Class Z, 7.000%, 04/25/23	168
1,600		Series 1993-56, Class PZ, 7.000%, 05/25/23	1,802
72		Series 1993-62, Class SA, IF, 18.919%, 04/25/23	105
777		Series 1993-99, Class Z, 7.000%, 07/25/23	857
40		Series 1993-122, Class M, 6.500%, 07/25/23	44
773		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	856

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,289	Series 1993-141, Class Z, 7.000%, 08/25/23	1,437
36	Series 1993-165, Class SD, IF, 13.389%, 09/25/23	47
46	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	52
66	Series 1993-178, Class PK, 6.500%, 09/25/23	74
32	Series 1993-179, Class SB, HB, IF, 26.723%, 10/25/23	53
21	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	27
1,075	Series 1993-183, Class KA, 6.500%, 10/25/23	1,229
477	Series 1993-189, Class PL, 6.500%, 10/25/23	535
41	Series 1993-199, Class FA, VAR, 0.721%, 10/25/23	41
60	Series 1993-205, Class H, PO, 09/25/23	57
95	Series 1993-225, Class UB, 6.500%, 12/25/23	107
27	Series 1993-230, Class FA, VAR, 0.771%, 12/25/23	28
84	Series 1993-247, Class FE, VAR, 1.171%, 12/25/23	86
102	Series 1993-247, Class SA, HB, IF, 27.947%, 12/25/23	173
39	Series 1993-247, Class SU, IF, 12.258%, 12/25/23	50
72	Series 1993-250, Class Z, 7.000%, 12/25/23	73
7	Series 1994-9, Class E, PO, 11/25/23	7
341	Series 1994-37, Class L, 6.500%, 03/25/24	390
1,679	Series 1994-40, Class Z, 6.500%, 03/25/24	1,839
2,516	Series 1994-62, Class PK, 7.000%, 04/25/24	2,824
1,223	Series 1994-63, Class PK, 7.000%, 04/25/24	1,391
62	Series 1995-2, Class Z, 8.500%, 01/25/25	72
334	Series 1995-19, Class Z, 6.500%, 11/25/23	382
650	Series 1996-14, Class SE, IF, IO, 8.900%, 08/25/23	150
13	Series 1996-27, Class FC, VAR, 0.671%, 03/25/17	13
601	Series 1996-48, Class Z, 7.000%, 11/25/26	672

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
58		Series 1996-59, Class J, 6.500%, 08/25/22	63
134		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	5
462		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	19
90		Series 1997-27, Class J, 7.500%, 04/18/27	99
143		Series 1997-29, Class J, 7.500%, 04/20/27	167
373		Series 1997-32, Class PG, 6.500%, 04/25/27	426
578		Series 1997-39, Class PD, 7.500%, 05/20/27	675
31		Series 1997-42, Class ZC, 6.500%, 07/18/27	36
638		Series 1997-61, Class ZC, 7.000%, 02/25/23	715
157		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	25
21		Series 1998-4, Class C, PO, 04/25/23	20
244		Series 1998-36, Class ZB, 6.000%, 07/18/28	279
120		Series 1998-43, Class SA, IF, IO, 18.450%, 04/25/23	36
246		Series 1998-66, Class SB, IF, IO, 7.979%, 12/25/28	49
116		Series 1999-17, Class C, 6.350%, 04/25/29	129
508		Series 1999-18, Class Z, 5.500%, 04/18/29	566
109		Series 1999-38, Class SK, IF, IO, 7.879%, 08/25/23	11
60		Series 1999-52, Class NS, HB, IF, 22.901%, 10/25/23	91
169		Series 1999-62, Class PB, 7.500%, 12/18/29	194
901		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,035
328		Series 2000-20, Class SA, IF, IO, 8.929%, 07/25/30	87
39		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	9
297		Series 2001-4, Class PC, 7.000%, 03/25/21	324
112		Series 2001-7, Class PF, 7.000%, 03/25/31	129
—	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
330	Series 2001-30, Class PM, 7.000%, 07/25/31	378
618	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	100
641	Series 2001-36, Class DE, 7.000%, 08/25/31	737
782	Series 2001-44, Class MY, 7.000%, 09/25/31	900
179	Series 2001-44, Class PD, 7.000%, 09/25/31	203
141	Series 2001-44, Class PU, 7.000%, 09/25/31	162
1,674	Series 2001-48, Class Z, 6.500%, 09/25/21	1,914
135	Series 2001-49, Class Z, 6.500%, 09/25/31	155
105	Series 2001-52, Class KB, 6.500%, 10/25/31	118
44	Series 2001-52, Class XN, 6.500%, 11/25/15	45
1,226	Series 2001-60, Class PX, 6.000%, 11/25/31	1,398
470	Series 2001-60, Class QS, HB, IF, 23.902%, 09/25/31	808
1,128	Series 2001-61, Class Z, 7.000%, 11/25/31	1,280
123	Series 2001-71, Class MB, 6.000%, 12/25/16	126
177	Series 2001-71, Class QE, 6.000%, 12/25/16	180
46	Series 2001-72, Class SX, IF, 17.068%, 12/25/31	59
671	Series 2001-74, Class MB, 6.000%, 12/25/16	686
50	Series 2001-81, Class LO, PO, 01/25/32	47
527	Series 2002-1, Class G, 7.000%, 07/25/23	593
239	Series 2002-1, Class HC, 6.500%, 02/25/22	274
215	Series 2002-1, Class SA, HB, IF, 24.632%, 02/25/32	364
84	Series 2002-1, Class UD, HB, IF, 23.902%, 12/25/23	129
197	Series 2002-2, Class UC, 6.000%, 02/25/17	202
404	Series 2002-3, Class OG, 6.000%, 02/25/17	415
1,635	Series 2002-5, Class PK, 6.000%, 02/25/22	1,853

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
79	Series 2002-7, Class OG, 6.000%, 03/25/17	81
204	Series 2002-7, Class TG, 6.000%, 03/25/17	210
1,227	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	67
19	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	24
2,926	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,340
450	Series 2002-16, Class PG, 6.000%, 04/25/17	463
70	Series 2002-19, Class PE, 6.000%, 04/25/17	71
36	Series 2002-21, Class LO, PO, 04/25/32	33
541	Series 2002-21, Class PE, 6.500%, 04/25/32	608
392	Series 2002-24, Class AJ, 6.000%, 04/25/17	404
1,115	Series 2002-28, Class PK, 6.500%, 05/25/32	1,250
204	Series 2002-31, Class S, IF, 18.910%, 05/25/17	237
420	Series 2002-37, Class Z, 6.500%, 06/25/32	481
781	Series 2002-38, Class QE, 6.000%, 06/25/17	798
1,275	Series 2002-48, Class GH, 6.500%, 08/25/32	1,472
1,924	Series 2002-54, Class PG, 6.000%, 09/25/22	2,181
417	Series 2002-57, Class AE, 5.500%, 09/25/17	440
102	Series 2002-63, Class KC, 5.000%, 10/25/17	106
267	Series 2002-71, Class AP, 5.000%, 11/25/32	289
212	Series 2002-77, Class S, IF, 14.170%, 12/25/32	277
3,386	Series 2002-78, Class Z, 5.500%, 12/25/32	3,668
715	Series 2002-83, Class CS, 6.881%, 08/25/23	798
898	Series 2002-90, Class A1, 6.500%, 06/25/42	1,023
426	Series 2003-9, Class NZ, 6.500%, 02/25/33	479
622	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	92

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,369	Series 2003-17, Class EQ, 5.500%, 03/25/23	3,781
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,299
6,115	Series 2003-23, Class EQ, 5.500%, 04/25/23	6,863
325	Series 2003-32, Class KC, 5.000%, 05/25/18	343
1,957	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	311
848	Series 2003-34, Class AX, 6.000%, 05/25/33	970
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,308
574	Series 2003-34, Class GB, 6.000%, 03/25/33	627
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,268
144	Series 2003-35, Class EA, PO, 05/25/33	134
193	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	41
1,405	Series 2003-39, Class LW, 5.500%, 05/25/23	1,529
317	Series 2003-42, Class GB, 4.000%, 05/25/33	339
1,217	Series 2003-47, Class PE, 5.750%, 06/25/33	1,380
303	Series 2003-52, Class SX, HB, IF, 22.437%, 10/25/31	464
497	Series 2003-64, Class SX, IF, 13.323%, 07/25/33	603
1,172	Series 2003-71, Class DS, IF, 7.239%, 08/25/33	1,228
4,945	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	899
2,442	Series 2003-73, Class HC, 5.500%, 08/25/33	2,754
113	Series 2003-74, Class SH, IF, 9.862%, 08/25/33	127
404	Series 2003-76, Class SH, IF, 13.858%, 09/25/31	433
1,043	Series 2003-80, Class SY, IF, IO, 7.479%, 06/25/23	75
1,548	Series 2003-81, Class HC, 4.750%, 09/25/18	1,627
1,300	Series 2003-82, Class VB, 5.500%, 08/25/33	1,357
1,681	Series 2003-83, Class PG, 5.000%, 06/25/23	1,762

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
384	Series 2003-91, Class SD, IF, 12.215%, 09/25/33	456
15,247	Series 2003-105, Class AZ, 5.500%, 10/25/33	16,519
2,443	Series 2003-116, Class SB, IF, IO, 7.429%, 11/25/33	614
702	Series 2003-130, Class CS, IF, 13.758%, 12/25/33	824
187	Series 2003-130, Class SX, IF, 11.264%, 01/25/34	223
326	Series 2003-131, Class SK, IF, 15.858%, 01/25/34	422
158	Series 2003-132, Class OA, PO, 08/25/33	150
1,677	Series 2004-4, Class QI, IF, IO, 6.929%, 06/25/33	184
1,247	Series 2004-4, Class QM, IF, 13.858%, 06/25/33	1,452
998	Series 2004-10, Class SC, HB, IF, 27.916%, 02/25/34	1,271
3,599	Series 2004-17, Class H, 5.500%, 04/25/34	3,990
365	Series 2004-21, Class AE, 4.000%, 04/25/19	381
1,529	Series 2004-25, Class SA, IF, 19.055%, 04/25/34	2,190
2,324	Series 2004-28, Class PF, VAR, 0.571%, 03/25/34	2,339
4,901	Series 2004-36, Class FA, VAR, 0.571%, 05/25/34	4,925
874	Series 2004-36, Class PC, 5.500%, 02/25/34	924
2,095	Series 2004-36, Class SA, IF, 19.055%, 05/25/34	2,831
512	Series 2004-36, Class SN, IF, 13.858%, 07/25/33	580
2,534	Series 2004-46, Class EP, PO, 03/25/34	2,426
457	Series 2004-46, Class QB, HB, IF, 23.316%, 05/25/34	667
366	Series 2004-46, Class SK, IF, 16.030%, 05/25/34	460
9,662	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,554
337	Series 2004-51, Class SY, IF, 13.898%, 07/25/34	438
359	Series 2004-53, Class NC, 5.500%, 07/25/24	403
258	Series 2004-59, Class BG, PO, 12/25/32	240
5,427	Series 2004-61, Class FH, VAR, 0.971%, 11/25/32	5,563

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
132	Series 2004-61, Class SH, HB, IF, 23.304%, 11/25/32	210
355	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	434
3,115	Series 2004-65, Class EY, 5.500%, 08/25/24	3,499
336	Series 2004-74, Class SW, IF, 15.154%, 11/25/31	471
1,303	Series 2004-79, Class S, IF, 19.330%, 08/25/32	1,592
479	Series 2004-79, Class SP, IF, 19.330%, 11/25/34	644
426	Series 2004-81, Class AC, 4.000%, 11/25/19	445
5,109	Series 2004-81, Class JG, 5.000%, 11/25/24	5,660
3,006	Series 2004-87, Class F, VAR, 0.921%, 01/25/34	3,062
57	Series 2004-89, Class EA, IF, 12.911%, 01/25/34	60
1,666	Series 2005-16, Class LE, 5.500%, 07/25/33	1,709
2,270	Series 2005-25, Class PF, VAR, 0.521%, 04/25/35	2,275
268	Series 2005-42, Class PS, IF, 16.573%, 05/25/35	353
53	Series 2005-52, Class PA, 6.500%, 06/25/35	56
1,657	Series 2005-56, Class S, IF, IO, 6.539%, 07/25/35	317
820	Series 2005-56, Class TP, IF, 17.637%, 08/25/33	1,081
349	Series 2005-57, Class CD, HB, IF, 24.484%, 01/25/35	471
65	Series 2005-57, Class DC, HB, IF, 21.219%, 12/25/34	78
825	Series 2005-59, Class SU, HB, IF, 24.645%, 06/25/35	1,170
573	Series 2005-66, Class SG, IF, 16.948%, 07/25/35	809
2,935	Series 2005-67, Class EY, 5.500%, 08/25/25	3,293
2,591	Series 2005-68, Class PG, 5.500%, 08/25/35	2,869
909	Series 2005-68, Class UC, 5.000%, 06/25/35	968
1,397	Series 2005-72, Class SB, IF, 16.448%, 08/25/35	1,859

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
830	Series 2005-73, Class PS, IF, 16.273%, 08/25/35	1,102
10,365	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,875
673	Series 2005-74, Class CP, HB, IF, 24.123%, 05/25/35	969
2,932	Series 2005-74, Class CS, IF, 19.550%, 05/25/35	3,964
2,016	Series 2005-74, Class SK, IF, 19.660%, 05/25/35	2,731
339	Series 2005-75, Class SV, HB, IF, 23.516%, 09/25/35	506
2,690	Series 2005-84, Class XM, 5.750%, 10/25/35	2,919
992	Series 2005-90, Class ES, IF, 16.448%, 10/25/35	1,251
445	Series 2005-90, Class PO, PO, 09/25/35	426
2,034	Series 2005-93, Class MF, VAR, 0.421%, 08/25/34	2,036
5,191	Series 2005-106, Class US, HB, IF, 23.940%, 11/25/35	7,769
570	Series 2005-109, Class PC, 6.000%, 12/25/35	635
7,289	Series 2005-110, Class GK, 5.500%, 08/25/34	7,642
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,734
228	Series 2005-116, Class PB, 6.000%, 04/25/34	236
1,995	Series 2005-121, Class DX, 5.500%, 01/25/26	2,184
6,060	Series 2006-8, Class JZ, 5.500%, 03/25/36	6,841
13,191	Series 2006-8, Class WN, IF, IO, 6.529%, 03/25/36	2,499
3,597	Series 2006-8, Class WQ, PO, 03/25/36	3,409
351	Series 2006-11, Class PS, HB, IF, 23.940%, 03/25/36	536
5,473	Series 2006-12, Class BZ, 5.500%, 03/25/36	6,173
369	Series 2006-15, Class OT, PO, 01/25/36	361
3,289	Series 2006-16, Class HZ, 5.500%, 03/25/36	3,585
415	Series 2006-16, Class OA, PO, 03/25/36	391
1,197	Series 2006-22, Class AO, PO, 04/25/36	1,123
1,955	Series 2006-23, Class FK, VAR, 0.421%, 04/25/36	1,957
699	Series 2006-23, Class KO, PO, 04/25/36	660
1,688	Series 2006-27, Class OH, PO, 04/25/36	1,602

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
414	Series 2006-33, Class LS, HB, IF, 29.381%, 05/25/36	738
1,070	Series 2006-39, Class WC, 5.500%, 01/25/36	1,157
521	Series 2006-42, Class CF, VAR, 0.621%, 06/25/36	525
1,154	Series 2006-43, Class DO, PO, 06/25/36	1,087
378	Series 2006-43, Class PO, PO, 06/25/36	356
3,870	Series 2006-44, Class FP, VAR, 0.571%, 06/25/36	3,896
748	Series 2006-44, Class GO, PO, 06/25/36	700
1,934	Series 2006-44, Class P, PO, 12/25/33	1,814
884	Series 2006-46, Class FW, VAR, 0.571%, 06/25/36	887
141	Series 2006-46, Class SW, HB, IF, 23.572%, 06/25/36	203
1,298	Series 2006-46, Class UC, 5.500%, 12/25/35	1,409
2,516	Series 2006-50, Class JO, PO, 06/25/36	2,355
3,161	Series 2006-50, Class PS, PO, 06/25/36	2,948
3,091	Series 2006-53, Class US, IF, IO, 6.409%, 06/25/36	451
6,755	Series 2006-56, Class FC, VAR, 0.461%, 07/25/36	6,783
2,447	Series 2006-56, Class PF, VAR, 0.521%, 07/25/36	2,463
252	Series 2006-58, Class AP, PO, 07/25/36	237
759	Series 2006-58, Class FL, VAR, 0.631%, 07/25/36	765
1,374	Series 2006-58, Class IG, IF, IO, 6.349%, 07/25/36	232
470	Series 2006-58, Class PO, PO, 07/25/36	451
708	Series 2006-59, Class QO, PO, 01/25/33	700
395	Series 2006-60, Class AK, HB, IF, 28.116%, 07/25/36	681
1,878	Series 2006-60, Class DO, PO, 04/25/35	1,828
338	Series 2006-62, Class PS, HB, IF, 38.874%, 07/25/36	635
5,138	Series 2006-63, Class ZH, 6.500%, 07/25/36	6,031
856	Series 2006-65, Class QO, PO, 07/25/36	802
10,650	Series 2006-71, Class ZL, 6.000%, 07/25/36	11,687
1,554	Series 2006-72, Class GO, PO, 08/25/36	1,443
346	Series 2006-72, Class TO, PO, 08/25/36	327
4,000	Series 2006-77, Class PC, 6.500%, 08/25/36	4,555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
996	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,139
2,764	Series 2006-79, Class DF, VAR, 0.521%, 08/25/36	2,779
654	Series 2006-79, Class DO, PO, 08/25/36	608
773	Series 2006-79, Class OP, PO, 08/25/36	727
748	Series 2006-85, Class MZ, 6.500%, 09/25/36	841
791	Series 2006-86, Class OB, PO, 09/25/36	744
864	Series 2006-90, Class AO, PO, 09/25/36	811
395	Series 2006-94, Class GK, HB, IF, 32.395%, 10/25/26	652
532	Series 2006-95, Class SG, HB, IF, 25.516%, 10/25/36	812
213	Series 2006-109, Class PO, PO, 11/25/36	201
1,525	Series 2006-110, Class PO, PO, 11/25/36	1,428
572	Series 2006-111, Class EO, PO, 11/25/36	533
897	Series 2006-113, Class PO, PO, 07/25/36	870
181	Series 2006-115, Class ES, HB, IF, 25.876%, 12/25/36	287
686	Series 2006-115, Class OK, PO, 12/25/36	659
3,321	Series 2006-117, Class GS, IF, IO, 6.479%, 12/25/36	678
1,969	Series 2006-118, Class A1, VAR, 0.231%, 12/25/36	1,926
7,275	Series 2006-118, Class A2, VAR, 0.236%, 12/25/36	7,263
374	Series 2006-119, Class PO, PO, 12/25/36	349
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,266
647	Series 2006-128, Class PO, PO, 01/25/37	610
2,204	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	466
73	Series 2007-1, Class SD, HB, IF, 37.974%, 02/25/37	96
11	Series 2007-2, Class FA, VAR, 0.371%, 02/25/37	10
810	Series 2007-7, Class SG, IF, IO, 6.329%, 08/25/36	171
2,891	Series 2007-10, Class FD, VAR, 0.421%, 02/25/37	2,891
6,080	Series 2007-14, Class ES, IF, IO, 6.269%, 03/25/37	942
618	Series 2007-14, Class OP, PO, 03/25/37	585
887	Series 2007-14, Class QD, 5.500%, 11/25/35	909
651	Series 2007-15, Class NO, PO, 03/25/22	634

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,647	Series 2007-16, Class FC, VAR, 0.921%, 03/25/37	2,677
2,838	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,119
326	Series 2007-22, Class SC, IF, IO, 5.909%, 03/25/37	51
1,907	Series 2007-28, Class EO, PO, 04/25/37	1,775
1,326	Series 2007-29, Class SG, HB, IF, 22.096%, 04/25/37	1,851
3,354	Series 2007-35, Class SI, IF, IO, 5.929%, 04/25/37	459
531	Series 2007-42, Class AO, PO, 05/25/37	499
8,042	Series 2007-42, Class B, 6.000%, 05/25/37	9,007
1,201	Series 2007-43, Class FL, VAR, 0.471%, 05/25/37	1,204
4,935	Series 2007-53, Class SH, IF, IO, 5.929%, 06/25/37	643
7,182	Series 2007-54, Class FA, VAR, 0.571%, 06/25/37	7,225
1,434	Series 2007-54, Class WI, IF, IO, 5.929%, 06/25/37	170
13,731	Series 2007-60, Class AX, IF, IO, 6.979%, 07/25/37	2,021
896	Series 2007-62, Class SE, IF, 16.073%, 07/25/37	1,124
1,168	Series 2007-64, Class FB, VAR, 0.541%, 07/25/37	1,170
5,931	Series 2007-65, Class KI, IF, IO, 6.449%, 07/25/37	909
1,622	Series 2007-67, Class PO, PO, 07/25/37	1,523
3,226	Series 2007-70, Class Z, 5.500%, 07/25/37	3,644
9,317	Series 2007-72, Class EK, IF, IO, 6.229%, 07/25/37	1,445
2,082	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,258
3,312	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,691
1,696	Series 2007-77, Class FG, VAR, 0.671%, 03/25/37	1,710
529	Series 2007-78, Class CB, 6.000%, 08/25/37	590
3,320	Series 2007-78, Class PE, 6.000%, 08/25/37	3,709
1,282	Series 2007-79, Class SB, HB, IF, 23.390%, 08/25/37	1,832
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,078

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
744	Series 2007-84, Class PG, 6.000%, 12/25/36	769
357	Series 2007-85, Class SL, IF, 15.723%, 09/25/37	440
4,382	Series 2007-88, Class VI, IF, IO, 6.369%, 09/25/37	759
4,429	Series 2007-91, Class ES, IF, IO, 6.289%, 10/25/37	703
768	Series 2007-92, Class YA, 6.500%, 06/25/37	856
1,280	Series 2007-92, Class YS, IF, IO, 5.609%, 06/25/37	146
837	Series 2007-97, Class FC, VAR, 0.671%, 07/25/37	844
3,019	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	490
597	Series 2007-98, Class FB, VAR, 0.621%, 06/25/37	592
4,557	Series 2007-100, Class SM, IF, IO, 6.279%, 10/25/37	547
23,246	Series 2007-101, Class A2, VAR, 0.421%, 06/27/36	23,225
1,807	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	2,004
3,907	Series 2007-108, Class AN, VAR, 8.244%, 11/25/37	4,549
429	Series 2007-108, Class SA, IF, IO, 6.189%, 12/25/37	55
6,125	Series 2007-109, Class AI, IF, IO, 6.229%, 12/25/37	737
4,137	Series 2007-112, Class MJ, 6.500%, 12/25/37	4,800
4,390	Series 2007-112, Class SA, IF, IO, 6.279%, 12/25/37	735
39,459	Series 2007-114, Class A6, VAR, 0.371%, 10/27/37	38,926
10,113	Series 2007-116, Class HI, IO, VAR, 1.489%, 01/25/38	704
36	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	1
5,283	Series 2008-1, Class BI, IF, IO, 5.739%, 02/25/38	618
8,780	Series 2008-4, Class SD, IF, IO, 5.829%, 02/25/38	1,013
1,542	Series 2008-10, Class XI, IF, IO, 6.059%, 03/25/38	195
1,628	Series 2008-16, Class IS, IF, IO, 6.029%, 03/25/38	246
1,267	Series 2008-18, Class FA, VAR, 1.071%, 03/25/38	1,285

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
568	Series 2008-18, Class SP, IF, 13.658%, 03/25/38	686
2,284	Series 2008-20, Class SA, IF, IO, 6.819%, 03/25/38	331
1,876	Series 2008-27, Class SN, IF, IO, 6.729%, 04/25/38	233
753	Series 2008-28, Class QS, HB, IF, 20.187%, 04/25/38	975
1,965	Series 2008-32, Class SA, IF, IO, 6.679%, 04/25/38	280
6,088	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	46
635	Series 2008-42, Class AO, PO, 09/25/36	611
69	Series 2008-44, Class PO, PO, 05/25/38	65
4,047	Series 2008-46, Class HI, IO, VAR, 1.736%, 06/25/38	329
1,134	Series 2008-47, Class SI, IF, IO, 6.329%, 06/25/23	118
1,170	Series 2008-53, Class CI, IF, IO, 7.029%, 07/25/38	189
6,138	Series 2008-55, Class S, IF, IO, 7.429%, 07/25/28	1,068
1,059	Series 2008-56, Class AC, 5.000%, 07/25/38	1,150
1,226	Series 2008-60, Class JC, 5.000%, 07/25/38	1,346
2,474	Series 2008-61, Class BH, 4.500%, 07/25/23	2,642
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,622
1,436	Series 2008-76, Class GF, VAR, 0.821%, 09/25/23	1,445
5,144	Series 2008-80, Class SA, IF, IO, 5.679%, 09/25/38	596
2,570	Series 2008-81, Class SB, IF, IO, 5.679%, 09/25/38	339
333	Series 2009-4, Class BD, 4.500%, 02/25/39	356
3,083	Series 2009-6, Class GS, IF, IO, 6.379%, 02/25/39	583
1,904	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	166
5,663	Series 2009-11, Class NB, 5.000%, 03/25/29	6,273
1,833	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	117
2,844	Series 2009-17, Class QS, IF, IO, 6.479%, 03/25/39	395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
854	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	60
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,841
196	Series 2009-47, Class MT, 7.000%, 07/25/39	228
2,181	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	291
7,454	Series 2009-59, Class HB, 5.000%, 08/25/39	8,295
9,178	Series 2009-60, Class HT, 6.000%, 08/25/39	10,362
211	Series 2009-63, Class P, 5.000%, 03/25/37	230
9,004	Series 2009-65, Class MT, 5.000%, 09/25/39	9,725
3,711	Series 2009-69, Class WA, VAR, 6.010%, 09/25/39	4,261
2,176	Series 2009-70, Class CO, PO, 01/25/37	2,020
2,516	Series 2009-84, Class WS, IF, IO, 5.729%, 10/25/39	286
5,533	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,078
11,867	Series 2009-86, Class OT, PO, 10/25/37	11,037
3,039	Series 2009-99, Class SC, IF, IO, 6.009%, 12/25/39	377
5,096	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	5,744
7,139	Series 2009-103, Class MB, VAR, 2.316%, 12/25/39	7,404
3,861	Series 2009-112, Class ST, IF, IO, 6.079%, 01/25/40	558
1,121	Series 2009-113, Class AO, PO, 01/25/40	1,055
1,428	Series 2010-1, Class WA, VAR, 6.188%, 02/25/40	1,548
3,065	Series 2010-14, Class FJ, VAR, 0.771%, 03/25/40	3,105
4,128	Series 2010-16, Class WA, VAR, 6.441%, 03/25/40	4,632
3,930	Series 2010-16, Class WB, VAR, 6.235%, 03/25/40	4,538
3,718	Series 2010-35, Class SB, IF, IO, 6.249%, 04/25/40	601
2,690	Series 2010-35, Class SJ, IF, 17.097%, 04/25/40	3,588
547	Series 2010-39, Class OT, PO, 10/25/35	510
2,682	Series 2010-40, Class FJ, VAR, 0.771%, 04/25/40	2,701

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,345	Series 2010-42, Class S, IF, IO, 6.229%, 05/25/40	391
2,371	Series 2010-43, Class FD, VAR, 0.771%, 05/25/40	2,400
1,021	Series 2010-45, Class BD, 4.500%, 11/25/38	1,050
1,580	Series 2010-47, Class AV, 5.000%, 05/25/21	1,596
7,543	Series 2010-49, Class SC, IF, 12.318%, 03/25/40	8,683
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,748
1,893	Series 2010-63, Class AP, PO, 06/25/40	1,762
19,592	Series 2010-64, Class DM, 5.000%, 06/25/40	21,407
8,910	Series 2010-71, Class HJ, 5.500%, 07/25/40	10,222
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,103
2,325	Series 2010-103, Class SB, IF, IO, 5.929%, 11/25/49	279
19,101	Series 2010-111, Class AE, 5.500%, 04/25/38	20,477
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,995
19,499	Series 2010-125, Class SA, IF, IO, 4.269%, 11/25/40	1,673
18,980	Series 2010-133, Class A, 5.500%, 05/25/38	20,296
12,933	Series 2010-147, Class SA, IF, IO, 6.359%, 01/25/41	2,907
5,773	Series 2010-148, Class MA, 4.000%, 02/25/39	6,043
3,119	Series 2011-2, Class WA, VAR, 5.823%, 02/25/51	3,424
1,123	Series 2011-17, Class EF, VAR, 0.471%, 07/25/25	1,127
6,808	Series 2011-19, Class ZY, 6.500%, 07/25/36	7,777
1,406	Series 2011-22, Class MA, 6.500%, 04/25/38	1,572
28,394	Series 2011-30, Class LS, IO, VAR, 1.819%, 04/25/41	2,176
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	9,913
8,374	Series 2011-39, Class ZA, 6.000%, 11/25/32	9,362
9,276	Series 2011-47, Class ZA, 5.500%, 07/25/38	9,973

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
955	Series 2011-58, Class WA, VAR, 5.422%, 07/25/51	1,060
4,799	Series 2011-75, Class FA, VAR, 0.721%, 08/25/41	4,864
5,370	Series 2011-101, Class FM, VAR, 0.721%, 01/25/41	5,403
3,400	Series 2011-111, Class DF, VAR, 0.571%, 12/25/38	3,406
26,445	Series 2011-118, Class LB, 7.000%, 11/25/41	30,459
36,663	Series 2011-118, Class MT, 7.000%, 11/25/41	42,174
32,456	Series 2011-118, Class NT, 7.000%, 11/25/41	37,957
11,236	Series 2011-124, Class JF, VAR, 0.571%, 02/25/41	11,290
1,666	Series 2011-149, Class EF, VAR, 0.671%, 07/25/41	1,679
5,784	Series 2011-149, Class MF, VAR, 0.671%, 11/25/41	5,825
6,433	Series 2012-14, Class FB, VAR, 0.621%, 08/25/37	6,475
54,259	Series 2012-47, Class HF, VAR, 0.571%, 05/25/27	54,490
6,852	Series 2012-66, Class HF, VAR, 0.471%, 03/25/41	6,864
8,611	Series 2012-87, Class KF, VAR, 0.621%, 09/25/37	8,641
6,496	Series 2012-89, Class FD, VAR, 0.621%, 04/25/39	6,550
13,302	Series 2012-97, Class FB, VAR, 0.671%, 09/25/42	13,428
6,025	Series 2012-99, Class FA, VAR, 0.621%, 09/25/42	6,025
3,729	Series 2012-101, Class FC, VAR, 0.671%, 09/25/42	3,766
12,077	Series 2012-108, Class F, VAR, 0.671%, 10/25/42	12,197
28,379	Series 2012-112, Class FD, VAR, 0.671%, 10/25/42	28,657
22,062	Series 2012-137, Class CF, VAR, 0.471%, 08/25/41	21,963
6,995	Series 2013-4, Class AJ, 3.500%, 02/25/43	7,243
5,129	Series 2013-13, Class FA, VAR, 0.521%, 03/25/43	5,117
6,000	Series 2013-81, Class TA, 3.000%, 02/25/43	5,831
18,635	Series 2013-92, Class PO, PO, 09/25/43	15,104

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,876
14,438		Series 2013-101, Class DO, PO, 10/25/43	11,556
32,004		Series 2013-128, Class PO, PO, 12/25/43	26,241
8		Series G-14, Class L, 8.500%, 06/25/21	9
—	(h)	Series G-17, Class S, HB, VAR, 1,063.280%, 06/25/21	5
33		Series G-18, Class Z, 8.750%, 06/25/21	37
4		Series G-22, Class G, 6.000%, 12/25/16	4
22		Series G-28, Class S, IF, 14.929%, 09/25/21	26
57		Series G-35, Class M, 8.750%, 10/25/21	63
9		Series G-51, Class SA, HB, IF, 25.589%, 12/25/21	13
—	(h)	Series G92-27, Class SQ, HB, IF, 11,837.806%, 05/25/22	17
263		Series G92-35, Class E, 7.500%, 07/25/22	292
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
23		Series G92-42, Class Z, 7.000%, 07/25/22	25
349		Series G92-44, Class ZQ, 8.000%, 07/25/22	372
156		Series G92-45, Class Z, 6.000%, 08/25/22	162
24		Series G92-52, Class FD, VAR, 0.192%, 09/25/22	24
264		Series G92-54, Class ZQ, 7.500%, 09/25/22	290
22		Series G92-59, Class F, VAR, 1.392%, 10/25/22	23
47		Series G92-61, Class Z, 7.000%, 10/25/22	54
31		Series G92-62, Class B, PO, 10/25/22	30
159		Series G93-1, Class KA, 7.900%, 01/25/23	181
62		Series G93-5, Class Z, 6.500%, 02/25/23	69
47		Series G93-14, Class J, 6.500%, 03/25/23	52
109		Series G93-17, Class SI, IF, 6.000%, 04/25/23	122
98		Series G93-27, Class FD, VAR, 1.051%, 08/25/23	100
23		Series G93-37, Class H, PO, 09/25/23	22
81		Series G95-1, Class C, 8.800%, 01/25/25	92
		Federal National Mortgage Association REMIC Trust,
1,631		Series 2003-W1, Class 1A1, VAR, 5.840%, 12/25/42	1,827
413		Series 2003-W1, Class 2A, VAR, 6.529%, 12/25/42	481
274		Series 2003-W4, Class 2A, VAR, 6.371%, 10/25/42	319

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,964
1,291	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,518
2,384	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,796
2,667	Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,994
388	Series 2007-W10, Class 2A, VAR, 6.303%, 08/25/47	440
1,010	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,122
778	Series 2007-W5, Class PO, PO, 06/25/37	700
674	Series 2007-W7, Class 1A4, HB, IF, 38.154%, 07/25/37	1,094
13,471	Series 2009-W1, Class A, 6.000%, 12/25/49	15,430
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
21	Series 218, Class 2, IO, 7.500%, 04/25/23	5
15	Series 265, Class 2, 9.000%, 03/25/24	18
1,662	Series 300, Class 1, PO, 3.005%, 09/25/24 (n)	1,589
220	Series 329, Class 1, PO, 1.838%, 01/25/33 (n)	208
577	Series 339, Class 18, IO, 4.500%, 07/25/18	31
800	Series 339, Class 21, IO, 4.500%, 08/25/18	43
453	Series 339, Class 28, IO, 5.500%, 08/25/18	27
283	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	57
1,232	Series 365, Class 8, IO, 5.500%, 05/25/36	285
123	Series 368, Class 3, IO, 4.500%, 11/25/20	7
827	Series 374, Class 5, IO, 5.500%, 08/25/36	164
872	Series 383, Class 33, IO, 6.000%, 01/25/38	178
316	Series 393, Class 6, IO, 5.500%, 04/25/37	59
33,804	Series 411, Class F1, VAR, 0.721%, 08/25/42	34,162
11,446	Series 412, Class F2, VAR, 0.671%, 08/25/42	11,544
	Federal National Mortgage Association Trust,
1,462	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,692
851	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	960

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,043	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,875
2,451	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,825
3,031	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,506
565	Series 2003-W8, Class 3F1, VAR, 0.571%, 05/25/42	568
3,259	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	3,335
4,107	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,827
3,264	Series 2004-W15, Class 2AF, VAR, 0.421%, 08/25/44	3,239
1,071	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,231
1,115	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,308
24,281	Series 2005-W3, Class 2AF, VAR, 0.391%, 03/25/45	24,348
1,362	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,559
11,744	Series 2006-W2, Class 1AF1, VAR, 0.391%, 02/25/46	11,722
3,021	Series 2006-W2, Class 2A, VAR, 2.214%, 11/25/45	3,046
22,339	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.431%, 11/25/46	22,374
	Government National Mortgage Association,
2,255	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,568
2,003	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,248
180	Series 1999-30, Class S, IF, IO, 8.428%, 08/16/29	55
249	Series 1999-40, Class ZW, 7.500%, 11/20/29	289
206	Series 2000-9, Class Z, 8.000%, 06/20/30	246
2,354	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,795
287	Series 2000-12, Class ST, HB, IF, 38.646%, 02/16/30	506
2,146	Series 2000-21, Class Z, 9.000%, 03/16/30	2,625
330	Series 2000-31, Class Z, 9.000%, 10/20/30	381
188	Series 2000-35, Class ZA, 9.000%, 11/20/30	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
19	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	3
105	Series 2001-6, Class SD, IF, IO, 8.378%, 03/16/31	34
1,055	Series 2001-22, Class PS, HB, IF, 20.558%, 03/17/31	1,652
221	Series 2001-35, Class SA, IF, IO, 8.078%, 08/16/31	69
192	Series 2001-36, Class S, IF, IO, 7.878%, 08/16/31	59
254	Series 2002-3, Class SP, IF, IO, 7.218%, 01/16/32	70
980	Series 2002-24, Class AG, IF, IO, 7.778%, 04/16/32	228
88	Series 2002-24, Class SB, IF, 11.667%, 04/16/32	116
114	Series 2002-31, Class S, IF, IO, 8.528%, 01/16/31	38
2,060	Series 2002-31, Class SE, IF, IO, 7.328%, 04/16/30	412
926	Series 2002-40, Class UK, 6.500%, 06/20/32	1,092
33	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	40
3,695	Series 2002-45, Class QE, 6.500%, 06/20/32	4,409
1,088	Series 2002-47, Class PG, 6.500%, 07/16/32	1,248
392	Series 2002-47, Class PY, 6.000%, 07/20/32	441
1,861	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,218
1,244	Series 2002-52, Class GH, 6.500%, 07/20/32	1,478
481	Series 2002-70, Class PS, IF, IO, 7.527%, 08/20/32	35
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,508
1,013	Series 2003-11, Class SK, IF, IO, 7.528%, 02/16/33	221
424	Series 2003-12, Class SP, IF, IO, 7.527%, 02/20/33	111
151	Series 2003-24, Class PO, PO, 03/16/33	139
4,364	Series 2003-25, Class PZ, 5.500%, 04/20/33	4,928
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,300
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,176

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,130	Series 2003-46, Class TC, 6.500%, 03/20/33	1,282
714	Series 2003-52, Class AP, PO, 06/16/33	670
2,076	Series 2003-58, Class BE, 6.500%, 01/20/33	2,355
2,508	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,914
115	Series 2003-90, Class PO, PO, 10/20/33	105
1,642	Series 2003-97, Class SA, IF, IO, 6.378%, 11/16/33	333
1,361	Series 2003-112, Class SA, IF, IO, 6.378%, 12/16/33	276
4,128	Series 2003-112, Class TS, IF, IO, 6.777%, 10/20/32	187
293	Series 2003-114, Class SH, IF, 14.388%, 11/17/32	385
3,805	Series 2004-11, Class SW, IF, IO, 5.327%, 02/20/34	511
164	Series 2004-15, Class SA, IF, 19.185%, 12/20/32	169
623	Series 2004-28, Class S, IF, 19.190%, 04/16/34	906
1,360	Series 2004-46, Class PO, PO, 06/20/34	1,267
4,848	Series 2004-49, Class Z, 6.000%, 06/20/34	5,606
651	Series 2004-71, Class SB, HB, IF, 28.612%, 09/20/34	1,019
651	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	730
765	Series 2004-73, Class AE, IF, 14.500%, 08/17/34	908
4,670	Series 2004-73, Class JL, IF, IO, 6.378%, 09/16/34	913
235	Series 2004-83, Class AP, IF, 13.885%, 10/16/34	282
72	Series 2004-85, Class PO, PO, 01/17/33	72
295	Series 2004-87, Class SB, IF, 7.473%, 03/17/33	318
471	Series 2004-89, Class LS, HB, IF, 23.753%, 10/16/34	723
8,037	Series 2004-90, Class SI, IF, IO, 5.927%, 10/20/34	1,201
3,919	Series 2004-96, Class SC, IF, IO, 5.907%, 11/20/34	561
3,653	Series 2005-3, Class SB, IF, IO, 5.927%, 01/20/35	550
5,631	Series 2005-3, Class SK, IF, IO, 6.577%, 01/20/35	825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
59	Series 2005-6, Class GS, IF, 13.153%, 12/20/32	61
714	Series 2005-7, Class JM, IF, 16.342%, 05/18/34	803
5,871	Series 2005-17, Class SL, IF, IO, 6.527%, 07/20/34	907
1,044	Series 2005-35, Class FL, VAR, 0.524%, 03/20/32	1,047
367	Series 2005-44, Class SP, IF, 11.853%, 10/20/34	424
594	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	93
27	Series 2005-65, Class SA, HB, IF, 22.075%, 08/20/35	32
267	Series 2005-66, Class SP, HB, IF, 20.260%, 08/16/35	365
2,790	Series 2005-68, Class DP, IF, 16.019%, 06/17/35	3,775
12,009	Series 2005-68, Class KI, IF, IO, 6.127%, 09/20/35	2,019
2,219	Series 2005-69, Class SY, IF, IO, 6.577%, 11/20/33	339
3,008	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,392
591	Series 2005-82, Class PO, PO, 10/20/35	566
1,080	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	202
976	Series 2006-16, Class OP, PO, 03/20/36	934
1,013	Series 2006-20, Class QA, 5.750%, 02/20/36	1,092
1,358	Series 2006-22, Class AO, PO, 05/20/36	1,282
5,476	Series 2006-33, Class Z, 6.500%, 07/20/36	6,383
203	Series 2006-34, Class PO, PO, 07/20/36	191
243	Series 2006-38, Class SW, IF, IO, 6.327%, 06/20/36	27
6,536	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,645
2,136	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,402
1,869	Series 2006-59, Class SD, IF, IO, 6.527%, 10/20/36	331
3,157	Series 2006-65, Class SA, IF, IO, 6.627%, 11/20/36	481
2,753	Series 2007-9, Class CI, IF, IO, 6.027%, 03/20/37	359
4,584	Series 2007-9, Class DI, IF, IO, 6.337%, 03/20/37	636

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,456	Series 2007-17, Class AF, VAR, 0.372%, 04/16/37	8,451
4,397	Series 2007-17, Class JI, IF, IO, 6.638%, 04/16/37	865
1,706	Series 2007-17, Class JO, PO, 04/16/37	1,628
1,838	Series 2007-19, Class SD, IF, IO, 6.027%, 04/20/37	256
1,020	Series 2007-25, Class FN, VAR, 0.472%, 05/16/37	1,022
3,760	Series 2007-26, Class SC, IF, IO, 6.027%, 05/20/37	446
8,909	Series 2007-26, Class SW, IF, IO, 6.027%, 05/20/37	1,139
3,284	Series 2007-27, Class SD, IF, IO, 6.027%, 05/20/37	426
309	Series 2007-28, Class BO, PO, 05/20/37	297
4,777	Series 2007-35, Class PO, PO, 06/16/37	4,529
604	Series 2007-36, Class HO, PO, 06/16/37	567
2,589	Series 2007-36, Class SE, IF, IO, 6.298%, 06/16/37	319
3,081	Series 2007-36, Class SJ, IF, IO, 6.077%, 06/20/37	398
2,773	Series 2007-40, Class SD, IF, IO, 6.577%, 07/20/37	402
4,327	Series 2007-40, Class SN, IF, IO, 6.507%, 07/20/37	639
6,794	Series 2007-42, Class SC, IF, IO, 6.577%, 07/20/37	1,041
4,024	Series 2007-45, Class QA, IF, IO, 6.467%, 07/20/37	580
1,139	Series 2007-50, Class AI, IF, IO, 6.602%, 08/20/37	164
2,510	Series 2007-53, Class ES, IF, IO, 6.377%, 09/20/37	374
801	Series 2007-53, Class SW, IF, 19.685%, 09/20/37	1,092
4,152	Series 2007-57, Class PO, PO, 03/20/37	3,997
3,396	Series 2007-57, Class QA, IF, IO, 6.327%, 10/20/37	529
3,519	Series 2007-67, Class SI, IF, IO, 6.337%, 11/20/37	518
1,769	Series 2007-71, Class SB, IF, IO, 6.527%, 07/20/36	100
2,817	Series 2007-72, Class US, IF, IO, 6.377%, 11/20/37	425
3,163	Series 2007-73, Class MI, IF, IO, 5.827%, 11/20/37	409
2,651	Series 2007-74, Class SL, IF, IO, 6.368%, 11/16/37	358

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6,090	Series 2007-76, Class SB, IF, IO, 6.327%, 11/20/37	909
4,572	Series 2007-79, Class SY, IF, IO, 6.377%, 12/20/37	656
3,606	Series 2007-82, Class SA, IF, IO, 6.357%, 12/20/37	513
218	Series 2008-1, Class PO, PO, 01/20/38	207
347	Series 2008-7, Class SK, IF, 19.430%, 11/20/37	483
491	Series 2008-7, Class SP, IF, 13.053%, 10/20/37	608
803	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	120
801	Series 2008-20, Class PO, PO, 09/20/37	768
27	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
2,241	Series 2008-25, Class SB, IF, IO, 6.727%, 03/20/38	342
844	Series 2008-29, Class PO, PO, 02/17/33	813
5,317	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	561
1,498	Series 2008-33, Class XS, IF, IO, 7.528%, 04/16/38	317
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,846
4,306	Series 2008-36, Class SH, IF, IO, 6.127%, 04/20/38	737
12,209	Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	2,226
3,298	Series 2008-41, Class SA, IF, IO, 6.167%, 05/20/38	430
258	Series 2008-43, Class NA, 5.500%, 11/20/37	273
2,292	Series 2008-50, Class KB, 6.000%, 06/20/38	2,586
1,151	Series 2008-55, Class SA, IF, IO, 6.027%, 06/20/38	140
4,228	Series 2008-60, Class CS, IF, IO, 5.977%, 07/20/38	519
620	Series 2008-60, Class PO, PO, 01/20/38	615
688	Series 2008-64, Class ED, 6.500%, 04/20/28	779
4,888	Series 2008-69, Class QD, 5.750%, 07/20/38	5,264
1,582	Series 2008-71, Class SC, IF, IO, 5.827%, 08/20/38	189
4,790	Series 2008-76, Class US, IF, IO, 5.727%, 09/20/38	573

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,015	Series 2008-79, Class CS, IF, 6.627%, 06/20/35	3,234
9,656	Series 2008-81, Class S, IF, IO, 6.027%, 09/20/38	1,289
4,869	Series 2008-93, Class AS, IF, IO, 5.527%, 12/20/38	654
9,067	Series 2008-95, Class DS, IF, IO, 7.127%, 12/20/38	1,416
2,797	Series 2008-96, Class SL, IF, IO, 5.827%, 12/20/38	338
2,767	Series 2009-6, Class SA, IF, IO, 5.928%, 02/16/39	356
2,569	Series 2009-6, Class SH, IF, IO, 5.867%, 02/20/39	298
4,308	Series 2009-10, Class SA, IF, IO, 5.777%, 02/20/39	487
1,528	Series 2009-10, Class SL, IF, IO, 6.328%, 03/16/34	91
3,731	Series 2009-11, Class SC, IF, IO, 5.978%, 02/16/39	480
1,286	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	217
2,736	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	506
7,906	Series 2009-22, Class SA, IF, IO, 6.097%, 04/20/39	940
2,712	Series 2009-24, Class DS, IF, IO, 6.127%, 03/20/39	175
2,104	Series 2009-25, Class SE, IF, IO, 7.427%, 09/20/38	347
3,900	Series 2009-31, Class ST, IF, IO, 6.177%, 03/20/39	516
4,694	Series 2009-31, Class TS, IF, IO, 6.127%, 03/20/39	458
983	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	140
1,268	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	200
2,241	Series 2009-35, Class SN, IF, IO, 6.228%, 12/16/38	191
6,003	Series 2009-42, Class SC, IF, IO, 5.907%, 06/20/39	700
4,127	Series 2009-43, Class SA, IF, IO, 5.777%, 06/20/39	539
4,698	Series 2009-44, Class MV, 6.000%, 04/20/20	4,769
7,453	Series 2009-64, Class SN, IF, IO, 5.928%, 07/16/39	735

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,514	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	147
6,161	Series 2009-72, Class SM, IF, IO, 6.078%, 08/16/39	805
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,289
5,513	Series 2009-79, Class OK, PO, 11/16/37	5,280
9,512	Series 2009-81, Class SB, IF, IO, 5.917%, 09/20/39	1,182
3,718	Series 2009-83, Class TS, IF, IO, 5.927%, 08/20/39	417
11,536	Series 2009-102, Class SM, IF, IO, 6.228%, 06/16/39	1,128
2,443	Series 2009-104, Class AB, 7.000%, 08/16/39	2,783
7,965	Series 2009-106, Class AS, IF, IO, 6.228%, 11/16/39	1,084
26,381	Series 2009-106, Class ST, IF, IO, 5.827%, 02/20/38	4,108
3,757	Series 2009-121, Class VA, 5.500%, 11/20/20	4,004
2,221	Series 2010-14, Class AO, PO, 12/20/32	2,166
1,016	Series 2010-14, Class BO, PO, 11/20/35	975
3,555	Series 2010-14, Class CO, PO, 08/20/35	3,417
6,732	Series 2010-14, Class QP, 6.000%, 12/20/39	7,128
2,741	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	3,034
1,415	Series 2010-103, Class WA, VAR, 5.740%, 08/20/34	1,587
2,002	Series 2010-129, Class AW, VAR, 6.120%, 04/20/37	2,247
9,947	Series 2010-130, Class CP, 7.000%, 10/16/40	11,534
13,595	Series 2010-157, Class OP, PO, 12/20/40	11,696
25,536	Series 2010-H17, Class XQ, VAR, 5.239%, 07/20/60	27,952
990	Series 2011-22, Class WA, VAR, 5.956%, 02/20/37	1,103
6,115	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,049
6,734	Series 2011-75, Class SM, IF, IO, 6.427%, 05/20/41	1,476
3,421	Series 2011-97, Class WA, VAR, 6.097%, 11/20/38	3,852
4,806	Series 2011-137, Class WA, VAR, 5.526%, 07/20/40	5,421
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,468

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,090	Series 2011-163, Class WA, VAR, 5.844%, 12/20/38	12,293
3,071	Series 2011-H05, Class FB, VAR, 0.668%, 12/20/60	3,077
3,916	Series 2011-H06, Class FA, VAR, 0.618%, 02/20/61	3,916
5,857	Series 2012-59, Class WA, VAR, 5.579%, 08/20/38	6,647
6,620	Series 2012-141, Class WA, VAR, 4.533%, 11/16/41	7,206
4,763	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	4,988
6,995	Series 2012-141, Class WC, VAR, 3.746%, 01/20/42	7,324
12,671	Series 2012-H08, Class FB, VAR, 0.768%, 03/20/62	12,744
75,706	Series 2012-H10, Class FA, VAR, 0.718%, 12/20/61	76,004
12,995	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	13,012
3,017	Series 2012-H18, Class NA, VAR, 0.688%, 08/20/62	3,030
3,433	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,469
33,391	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	33,534
34,050	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	34,153
37,357	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	37,344
11,908	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	11,924
11,004	Series 2012-H24, Class FD, VAR, 0.758%, 09/20/62	11,029
4,600	Series 2012-H24, Class FE, VAR, 0.768%, 10/20/62	4,597
26,656	Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	26,680
16,492	Series 2012-H26, Class JA, VAR, 0.718%, 10/20/61	16,544
24,625	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	24,657
11,451	Series 2012-H27, Class FB, VAR, 0.668%, 10/20/62	11,454
38,898	Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	38,957
7,469	Series 2012-H29, Class FA, VAR, 0.683%, 10/20/62	7,488

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
10,432	Series 2012-H30, Class JA, VAR, 0.648%, 01/20/60	10,450
18,265	Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	18,290
31,012	Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	30,847
6,922	Series 2013-26, Class AK, VAR, 4.663%, 09/20/41	7,463
3,479	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	3,742
2,556	Series 2013-75, Class WA, VAR, 5.224%, 06/20/40	2,883
3,682	Series 2013-91, Class WA, VAR, 4.514%, 04/20/43	3,941
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,314
30,045	Series 2013-H01, Class FA, 1.650%, 01/20/63	29,916
13,868	Series 2013-H01, Class JA, VAR, 0.488%, 01/20/63	13,755
12,443	Series 2013-H01, Class TA, VAR, 0.668%, 01/20/63	12,446
2,647	Series 2013-H02, Class HF, VAR, 0.468%, 11/20/62	2,645
7,000	Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	6,997
39,645	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,479
3,412	Series 2013-H04, Class SA, VAR, 0.588%, 02/20/63	3,398
3,853	Series 2013-H07, Class GA, VAR, 0.638%, 03/20/63	3,847
12,289	Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	12,238
9,724	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,711
6,168	Series 2013-H07, Class MA, VAR, 0.718%, 04/20/62	6,188
17,074	Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	17,036
12,110	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,048
3,714	Series 2013-H14, Class FC, VAR, 0.638%, 06/20/63	3,709
3,504	Series 2013-H14, Class FG, VAR, 0.638%, 05/20/63	3,500
10,437	Series 2014-6, Class W, VAR, 5.478%, 01/20/39	11,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,517	Series 2014-41, Class W, VAR, 4.712%, 10/20/42	9,157
7,368	Series 2014-188, Class W, VAR, 4.698%, 10/20/41	8,197
24,262	Series 2014-H01, Class FD, VAR, 0.818%, 01/20/64	24,435
19,227	Series 2014-H05, Class FA, VAR, 0.858%, 02/20/64	19,445
6,384	Series 2014-H06, Class HB, VAR, 0.818%, 03/20/64	6,436
17,384	Series 2014-H09, Class TA, VAR, 0.768%, 04/20/64	17,465
28,438	Series 2014-H10, Class TA, VAR, 0.768%, 04/20/64	28,611
30,655	Series 2014-H11, Class VA, VAR, 0.668%, 06/20/64	30,630
30,864	Series 2014-H15, Class FA, VAR, 0.668%, 07/20/64	30,839
23,957	Series 2014-H17, Class FC, VAR, 0.668%, 07/20/64	23,938
24,966	Series 2014-H19, Class FE, VAR, 0.638%, 09/20/64	24,900
12,035	Series 2014-H20, Class LF, VAR, 0.768%, 10/20/64	12,100
15,988	Series 2015-H02, Class FB, VAR, 0.674%, 12/20/64	15,990
13,999	Series 2015-H03, Class FA, VAR, 0.668%, 01/20/64	14,011
44,000	Series 2015-H05, Class FC, VAR, 0.652%, 02/20/65	43,890
31,457	Series 2015-H06, Class FA, VAR, 0.651%, 02/20/65	31,417
23,000	Series 2015-H07, Class ES, 0.645%, 02/20/65 (w)	22,988
	NCUA Guaranteed Notes Trust,
20,459	Series 2010-R3, Class 1A, VAR, 0.731%, 12/08/20	20,650
3,956	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,993
	Vendee Mortgage Trust,
5,981	Series 1993-1, Class ZB, 7.250%, 02/15/23	6,828
1,345	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	1,480
4,375	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,778
1,949	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,231
902	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,694	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,173
1,803	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,099

		4,173,225

	Non-Agency CMO — 4.7%
58	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.401%, 02/02/37 (e)	58
	Ajax Mortgage Loan Trust,
20,771	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	20,574
6,512	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e) (i)	6,508
8,055	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,103
11,498	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	11,474
	Alternative Loan Trust,
169	Series 2002-12, Class PO, PO, 11/25/32	126
281	Series 2003-6T2, Class A6, 5.500%, 06/25/33	283
12,027	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,122
3,417	Series 2005-1CB, Class 1A6, IF, IO, 6.929%, 03/25/35	714
10,842	Series 2005-20CB, Class 3A8, IF, IO, 4.579%, 07/25/35	1,357
9,621	Series 2005-22T1, Class A2, IF, IO, 4.899%, 06/25/35	1,440
4,748	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,594
137	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	111
34,868	Series 2005-37T1, Class A2, IF, IO, 4.879%, 09/25/35	5,250
5,328	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,852
21,032	Series 2005-54CB, Class 1A2, IF, IO, 4.679%, 11/25/35	2,480
67	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	67
1,979	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,857
5,593	Series 2005-J1, Class 1A4, IF, IO, 4.929%, 02/25/35	496
	American General Mortgage Loan Trust,
959	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	991

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,023	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	2,032
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,704
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,231
	ASG Resecuritization Trust,
2,110	Series 2009-1, Class A60, VAR, 2.048%, 06/26/37 (e)	2,083
4,194	Series 2009-2, Class G60, VAR, 4.714%, 05/24/36 (e)	4,219
13,670	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	13,599
3,448	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	3,489
1,247	Series 2009-5, Class A50, VAR, 3.487%, 02/28/37 (e)	1,245
1,259	Series 2010-1, Class A85, VAR, 0.569%, 02/27/36 (e)	1,227
5,729	Series 2010-2, Class A60, VAR, 1.828%, 01/28/37 (e)	5,642
1,140	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	1,145
5,773	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	5,804
5,551	Series 2011-1, Class 3A50, VAR, 2.824%, 11/28/35 (e)	5,454
377	Series 2011-2, Class A48S, HB, IF, 23.600%, 02/28/36 (e)	453
	Banc of America Alternative Loan Trust,
188	Series 2003-1, Class APO, PO, 02/25/33	157
4,231	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,403
1,698	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,718
243	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	244
4,099	Series 2003-11, Class 1A1, 6.000%, 01/25/34	4,316
3,495	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,640
479	Series 2003-11, Class PO, PO, 01/25/34	415
1,206	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,283
647	Series 2004-1, Class 5A1, 5.500%, 02/25/19	661
169	Series 2004-6, Class 15PO, PO, 07/25/19	164
1,211	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
804	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	758
2,337	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	553
20,741	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	20,568
	Banc of America Funding Trust,
567	Series 2004-1, Class PO, PO, 03/25/34	463
752	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	811
928	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	911
772	Series 2005-6, Class 2A7, 5.500%, 10/25/35	763
618	Series 2005-7, Class 30PO, PO, 11/25/35	464
249	Series 2005-8, Class 30PO, PO, 01/25/36	191
1,576	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,574
577	Series 2006-1, Class XPO, PO, 01/25/36	449
4,511	Series 2010-R11A, Class 1A6, VAR, 5.179%, 08/26/35 (e)	4,576
669	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	673
	Banc of America Mortgage Trust,
2,707	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,790
879	Series 2003-3, Class 2A1, VAR, 0.721%, 05/25/18	853
413	Series 2003-5, Class 3A1, 7.500%, 02/25/31	426
250	Series 2003-6, Class 2A1, VAR, 0.621%, 08/25/18	247
41	Series 2003-7, Class A2, 4.750%, 09/25/18	42
236	Series 2003-8, Class APO, PO, 11/25/33	193
276	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	280
1,886	Series 2003-E, Class 2A2, VAR, 2.735%, 06/25/33	1,895
41	Series 2004-1, Class APO, PO, 02/25/34	38
969	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	3
3,138	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,208
69	Series 2004-4, Class APO, PO, 05/25/34	60
781	Series 2004-5, Class 2A2, 5.500%, 06/25/34	796
297	Series 2004-5, Class 4A1, 4.750%, 06/25/19	300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,821	Series 2004-6, Class 1A3, 5.500%, 05/25/34	6,148
188	Series 2004-6, Class 2A7, 5.500%, 07/25/34	187
373	Series 2004-6, Class APO, PO, 07/25/34	333
35	Series 2004-8, Class 5PO, PO, 05/25/32	33
161	Series 2004-8, Class XPO, PO, 10/25/34	139
474	Series 2004-9, Class 3A1, 6.500%, 09/25/32	495
15	Series 2004-9, Class 3PO, PO, 09/25/32	14
1,113	Series 2004-J, Class 3A1, VAR, 2.861%, 11/25/34	1,093
1,002	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,029
	BCAP LLC Trust,
1,101	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,115
4,222	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	4,349
6,199	Series 2009-RR14, Class 3A2, VAR, 2.373%, 08/26/35 (e)	6,190
2,830	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,938
1,143	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,148
3,412	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	3,386
253	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	254
4,779	Series 2010-RR5, Class 2A5, VAR, 5.462%, 04/26/37 (e)	4,872
2,115	Series 2010-RR6, Class 22A3, VAR, 4.338%, 06/26/36 (e)	2,138
2,175	Series 2010-RR7, Class 16A1, VAR, 0.814%, 02/26/47 (e)	2,160
1,953	Series 2010-RR7, Class 1A5, VAR, 3.660%, 04/26/35 (e)	1,928
15,920	Series 2010-RR7, Class 2A1, VAR, 2.072%, 07/26/45 (e)	15,959
1,084	Series 2010-RR8, Class 3A3, VAR, 5.089%, 05/26/35 (e)	1,084
8,968	Series 2010-RR8, Class 3A4, VAR, 5.089%, 05/26/35 (e)	8,451
1,814	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,819
2,484	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,514
12,184	Series 2011-RR10, Class 2A1, VAR, 0.988%, 09/26/37 (e)	11,206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
10,771	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	10,972
7,950	Series 2011-RR5, Class 11A3, VAR, 0.318%, 05/28/36 (e)	7,817
529	Series 2011-RR5, Class 14A3, VAR, 3.681%, 07/26/36 (e)	528
4,985	Series 2012-RR1, Class 5A1, VAR, 2.523%, 07/26/37 (e)	5,289
5,042	Series 2012-RR10, Class 1A1, VAR, 0.400%, 02/26/37 (e)	4,857
13,835	Series 2012-RR10, Class 3A1, VAR, 0.360%, 05/26/36 (e)	13,118
6,583	Series 2012-RR2, Class 1A1, VAR, 0.340%, 08/26/36 (e)	6,452
13,584	Series 2012-RR3, Class 2A5, VAR, 1.987%, 05/26/37 (e)	13,610
7,211	Series 2012-RR4, Class 8A3, VAR, 0.401%, 06/26/47 (e)	6,876
3,587	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.671%, 03/25/35	3,516
	Bear Stearns ARM Trust,
2,310	Series 2003-2, Class A5, VAR, 2.500%, 01/25/33 (e)	2,326
221	Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	222
1,238	Series 2004-2, Class 14A, VAR, 3.062%, 05/25/34	1,232
6,817	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	6,890
6,175	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	6,156
	CAM Mortgage Trust,
11,587	Series 2013-1, Class M2, VAR, 3.500%, 11/25/57 (e) (i)	11,593
1,110	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	1,112
3,199	Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	3,199
2,216	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	2,227
317	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	287
136	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	116
	Chase Mortgage Finance Trust,
1,215	Series 2007-A1, Class 1A3, VAR, 2.527%, 02/25/37	1,197

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,486	Series 2007-A1, Class 2A1, VAR, 2.466%, 02/25/37	2,483
346	Series 2007-A1, Class 7A1, VAR, 2.427%, 02/25/37	346
1,315	Series 2007-A1, Class 9A1, VAR, 2.498%, 02/25/37	1,302
990	Series 2007-A2, Class 1A1, VAR, 2.603%, 07/25/37	983
1,488	Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	1,503
	CHL Mortgage Pass-Through Trust,
171	Series 2002-18, Class PO, PO, 11/25/32	146
3,446	Series 2003-39, Class A6, 5.000%, 10/25/33	3,598
3,109	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	3,258
36	Series 2003-J13, Class PO, PO, 01/25/34	29
265	Series 2003-J7, Class 4A3, IF, 9.552%, 08/25/18	276
693	Series 2004-3, Class A26, 5.500%, 04/25/34	728
471	Series 2004-3, Class A4, 5.750%, 04/25/34	490
3,182	Series 2004-5, Class 1A4, 5.500%, 06/25/34	3,301
199	Series 2004-7, Class 2A1, VAR, 2.464%, 06/25/34	195
1,411	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,453
357	Series 2004-HYB1, Class 2A, VAR, 2.509%, 05/20/34	340
1,508	Series 2004-HYB3, Class 2A, VAR, 2.203%, 06/20/34	1,430
984	Series 2004-HYB6, Class A3, VAR, 2.411%, 11/20/34	941
159	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	163
500	Series 2005-14, Class A2, 5.500%, 07/25/35	506
267	Series 2005-16, Class A23, 5.500%, 09/25/35	250
3,848	Series 2005-22, Class 2A1, VAR, 2.448%, 11/25/35	3,259
	Citicorp Mortgage Securities Trust,
248	Series 2006-1, Class 2A1, 5.000%, 02/25/21	257
1,316	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,336

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
		Citigroup Mortgage Loan Trust,
10,625		Series 2008-AR4, Class 1A1A, VAR, 2.720%, 11/25/38 (e)	10,652
2,351		Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,434
1,944		Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,050
6,358		Series 2009-10, Class 1A1, VAR, 2.405%, 09/25/33 (e)	6,440
4,709		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	4,906
4,538		Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	4,696
1,245		Series 2010-3, Class 4A1, VAR, 2.406%, 02/25/36 (e)	1,242
1,524		Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	1,522
21,590		Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	21,952
22,104		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	22,640
2,892		Series 2010-10, Class 2A1, VAR, 2.441%, 02/25/36 (e)	2,920
		Citigroup Mortgage Loan Trust, Inc.,
968		Series 2003-1, Class 2A5, 5.250%, 10/25/33	988
169		Series 2003-1, Class 2A6, PO, 10/25/33	152
129		Series 2003-1, Class PO2, PO, 10/25/33	116
142		Series 2003-1, Class PO3, PO, 09/25/33	126
1		Series 2003-1, Class WPO1, PO, 06/25/16	1
250		Series 2003-UP3, Class A3, 7.000%, 09/25/33	259
280		Series 2003-UST1, Class A1, 5.500%, 12/25/18	283
44		Series 2003-UST1, Class PO1, PO, 12/25/18	41
50		Series 2003-UST1, Class PO3, PO, 12/25/18	48
571		Series 2004-UST1, Class A6, VAR, 2.478%, 08/25/34	546
400		Series 2005-1, Class 2A1A, VAR, 2.611%, 04/25/35	305
2,120		Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,208
1,179		Series 2005-5, Class 1A2, VAR, 2.767%, 08/25/35	868
—	(h)	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
24	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	24
1,315	Series 2003-1, Class DB1, VAR, 6.701%, 02/25/33	1,331
1,485	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,534
1,086	Series 2003-23, Class 1P, PO, 10/25/33	932
415	Series 2003-23, Class 2A5, 5.000%, 10/25/18	418
97	Series 2003-25, Class 2A1, 4.500%, 10/25/18	99
2,456	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,513
890	Series 2003-27, Class 5A4, 5.250%, 11/25/33	908
657	Series 2003-AR15, Class 3A1, VAR, 2.784%, 06/25/33	653
1,599	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,747
1,016	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,042
20	Series 2004-5, Class 5P, PO, 08/25/19	20
2,564	Series 2004-8, Class 1A4, 5.500%, 12/25/34	2,774
349	Series 2005-9, Class AP, PO, 10/25/35	229
4,217	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	763
223	Series 2005-10, Class AP, PO, 11/25/35	142
3,064	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,163
	CSMC,
878	Series 2010-1R, Class 5A1, VAR, 4.884%, 01/27/36 (e)	889
54,368	Series 2010-11R, Class A6, VAR, 1.171%, 06/28/47 (e)	52,197
3,250	Series 2010-17R, Class 1A1, VAR, 2.302%, 06/26/36 (e)	3,303
3,155	Series 2011-6R, Class 3A1, VAR, 1.814%, 07/28/36 (e)	3,173
8,497	Series 2011-9R, Class A1, VAR, 2.169%, 03/27/46 (e)	8,520
8,380	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	8,450
3,557	Series 2012-2R, Class 2A1, VAR, 2.426%, 03/27/47 (e)	3,513

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
7,929	Series 2012-3R, Class 1A1, VAR, 2.247%, 07/27/37 (e)	7,895
6,726	CSMC Trust, Series 2010-16, Class A3, VAR, 3.151%, 06/25/50 (e)	6,801
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,029	Series 2005-1, Class 2A1, VAR, 5.752%, 02/25/20	1,060
1,117	Series 2005-3, Class 1A1, VAR, 5.304%, 06/25/20	1,126
46	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	45
2,202	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	2,217
	First Boston Mortgage Securities Corp. 1987 STRIPS,
5	Series C, Class IO, IO, 10.965%, 04/25/17	—	(h)
3	Series C, Class PO, PO, 04/25/17	3
	First Horizon Alternative Mortgage Securities Trust,
1,953	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,774
14,548	Series 2007-FA4, Class 1A2, IF, IO, 5.479%, 08/25/37	2,928
	First Horizon Mortgage Pass-Through Trust,
840	Series 2004-AR2, Class 2A1, VAR, 2.638%, 05/25/34	835
492	Series 2004-AR7, Class 2A2, VAR, 2.572%, 02/25/35	492
3,673	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	3,653
	GMACM Mortgage Loan Trust,
5,292	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	5,225
4,354	Series 2003-AR2, Class 2A4, VAR, 2.786%, 12/19/33	4,282
315	Series 2003-J7, Class A10, 5.500%, 11/25/33	323
3,656	Series 2003-J7, Class A7, 5.000%, 11/25/33	3,674
195	Series 2003-J8, Class A, 5.250%, 12/25/33	204
2,502	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,609
905	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	932
3,416	Series 2005-AR3, Class 3A4, VAR, 2.797%, 06/19/35	3,366

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	GSMPS Mortgage Loan Trust,
809	Series 2004-4, Class 1AF, VAR, 0.571%, 06/25/34 (e)	705
1,479	Series 2005-RP2, Class 1AF, VAR, 0.521%, 03/25/35 (e)	1,293
9,046	Series 2005-RP3, Class 1AF, VAR, 0.521%, 09/25/35 (e)	7,715
6,668	Series 2005-RP3, Class 1AS, IO, VAR, 4.748%, 09/25/35 (e)	891
	GSR Mortgage Loan Trust,
650	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	677
290	Series 2003-6F, Class A2, VAR, 0.571%, 09/25/32	273
2,313	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,383
1,252	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,341
1,110	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,099
18	Series 2004-15F, Class AP, PO, 12/25/34	17
717	Series 2005-5F, Class 8A3, VAR, 0.671%, 06/25/35	693
3,640	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,772
242	Series 2005-AR6, Class 3A1, VAR, 2.647%, 09/25/35	244
2,021	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,872
6,799	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,151
5,926	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	5,894
12,473	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	12,243
1,997	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.471%, 05/25/35	1,960
	Impac Secured Assets CMN Owner Trust,
1,218	Series 2003-2, Class A1, 5.500%, 08/25/33	1,246
64	Series 2004-3, Class 1A4, VAR, 0.971%, 11/25/34	64
	Impac Secured Assets Trust,
5,625	Series 2006-1, Class 2A1, VAR, 0.521%, 05/25/36	5,443
7,044	Series 2006-2, Class 2A1, VAR, 0.521%, 08/25/36	6,912

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
16,515	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
3,600	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	3,710
	JP Morgan Mortgage Trust,
783	Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	802
1,299	Series 2004-A4, Class 1A1, VAR, 2.550%, 09/25/34	1,332
583	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	606
2,607	Series 2005-A1, Class 3A4, VAR, 2.552%, 02/25/35	2,657
17,010	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	17,044
9,853	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	9,872
2,236	Series 2006-A3, Class 6A1, VAR, 2.540%, 08/25/34	2,250
1,744	Series 2007-A1, Class 5A1, VAR, 2.556%, 07/25/35	1,746
698	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	708
	JP Morgan Resecuritization Trust,
2,088	Series 2009-6, Class 4A1, VAR, 2.513%, 09/26/36 (e)	2,111
1,741	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	1,737
	Lehman Mortgage Trust,
1,041	Series 2006-2, Class 1A1, VAR, 6.010%, 04/25/36	974
1,018	Series 2007-6, Class 1A8, 6.000%, 07/25/37	924
5,343	Series 2008-2, Class 1A6, 6.000%, 03/25/38	4,487
	LVII Resecuritization Trust,
6,243	Series 2009-2, Class M3, VAR, 5.119%, 09/27/37 (e)	6,283
7,174	Series 2009-3, Class M3, VAR, 5.208%, 11/27/37 (e)	7,189
8,968	Series 2009-3, Class M4, VAR, 5.208%, 11/27/37 (e)	9,090
	MASTR Adjustable Rate Mortgages Trust,
939	Series 2004-3, Class 4A2, VAR, 2.267%, 04/25/34	876
4,471	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	4,498

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
571	Series 2004-15, Class 3A1, VAR, 3.074%, 12/25/34	567
	MASTR Alternative Loan Trust,
1,507	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,509
317	Series 2003-9, Class 8A1, 6.000%, 01/25/34	317
934	Series 2004-3, Class 2A1, 6.250%, 04/25/34	988
2,758	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,922
585	Series 2004-6, Class 30PO, PO, 07/25/34	459
344	Series 2004-6, Class 7A1, 6.000%, 07/25/34	350
482	Series 2004-7, Class 30PO, PO, 08/25/34	371
989	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,021
299	Series 2004-10, Class 1A1, 4.500%, 09/25/19	304
1,052	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,026
	MASTR Asset Securitization Trust,
117	Series 2003-2, Class 1A1, 5.000%, 03/25/18	117
74	Series 2003-2, Class 2A1, 4.500%, 03/25/18	74
236	Series 2003-2, Class 2A10, 4.500%, 03/25/18	236
104	Series 2003-8, Class 1A1, 5.500%, 09/25/33	107
163	Series 2003-9, Class 15PO, PO, 10/25/18	159
205	Series 2003-9, Class 2A7, 5.500%, 10/25/33	205
91	Series 2003-11, Class 3A1, 4.500%, 12/25/18	93
143	Series 2003-12, Class 30PO, PO, 12/25/33	128
355	Series 2003-12, Class 6A1, 5.000%, 12/25/33	368
106	Series 2004-1, Class 30PO, PO, 02/25/34	92
2,176	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,269
23	Series 2004-4, Class 3A1, 4.500%, 04/25/19	23
105	Series 2004-6, Class 15PO, PO, 07/25/19	102
271	Series 2004-8, Class 1A1, 4.750%, 08/25/19	279
53	Series 2004-8, Class PO, PO, 08/25/19	49
419	Series 2004-9, Class 5A1, 5.250%, 09/25/19	431

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
1,270		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	1,368
		MASTR Reperforming Loan Trust,
11,970		Series 2005-2, Class 1A1F, VAR, 0.521%, 05/25/35 (e)	9,860
1,442		Series 2006-2, Class 1A1, VAR, 4.725%, 05/25/36 (e)	1,356
1,538		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,230
		Merrill Lynch Mortgage Investors Trust,
1,018		Series 2003-A5, Class 2A6, VAR, 2.308%, 08/25/33	1,028
2,117		Series 2003-E, Class A1, VAR, 0.791%, 10/25/28	2,025
2,515		Series 2003-F, Class A1, VAR, 0.811%, 10/25/28	2,485
2,065		Series 2004-1, Class 2A1, VAR, 2.165%, 12/25/34	2,013
904		Series 2004-A, Class A1, VAR, 0.631%, 04/25/29	881
1,803		Series 2004-A4, Class A2, VAR, 2.463%, 08/25/34	1,848
1,850		Series 2004-C, Class A2, VAR, 0.957%, 07/25/29	1,744
3,512		Series 2005-A2, Class A1, VAR, 2.464%, 02/25/35	3,440
3,409		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.229%, 06/25/37	3,325
25		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	27
		Morgan Stanley Mortgage Loan Trust,
4,074		Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	4,298
1,046		Series 2004-9, Class 4A, VAR, 5.088%, 10/25/19	1,045
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,313.250%, 04/20/21	1
1,519		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.811%, 02/25/35	1,480
		MRFC Mortgage Pass-Through Trust,
4,284		Series 2000-TBC2, Class A1, VAR, 0.653%, 06/15/30	4,072
950		Series 2000-TBC3, Class A1, VAR, 0.613%, 12/15/30	904
		NACC Reperforming Loan REMIC Trust,
835		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	842

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
424	Series 2003-A1, Class A1, 5.500%, 05/25/33	437
233	Series 2003-A1, Class A2, 6.000%, 05/25/33	241
97	Series 2003-A1, Class A5, 7.000%, 04/25/33	100
7	Series 2003-A1, Class A7, 5.000%, 04/25/18	7
1,373	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	1,370
	PaineWebber CMO Trust,
1	Series H, Class 4, 8.750%, 04/01/18	—	(h)
8	Series P, Class 4, 8.500%, 08/01/19	9
1,720	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,807
785	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.467%, 05/25/35	794
	RALI Trust,
248	Series 2001-QS19, Class A2, 6.000%, 12/25/16	250
151	Series 2002-QS16, Class A3, IF, 16.265%, 10/25/17	157
615	Series 2002-QS8, Class A5, 6.250%, 06/25/17	622
2,213	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,302
1,466	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,476
91	Series 2003-QS1, Class A6, 4.250%, 01/25/33	91
593	Series 2003-QS12, Class A2A, IF, IO, 7.429%, 06/25/18	56
180	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	11
8,546	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,095
1,379	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,400
8,428	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,594
432	Series 2003-QS18, Class A1, 5.000%, 09/25/18	441
5,956	Series 2003-QS19, Class A1, 5.750%, 10/25/33	6,273

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
339	Series 2003-QS3, Class A2, IF, 16.124%, 02/25/18	377
35	Series 2003-QS3, Class A8, IF, IO, 7.429%, 02/25/18	—	(h)
932	Series 2003-QS9, Class A3, IF, IO, 7.379%, 05/25/18	89
10,055	Series 2004-QS7, Class A4, 5.500%, 05/25/34	10,296
2,414	Series 2005-QA6, Class A32, VAR, 3.493%, 05/25/35	2,028
306	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	260
	RBSSP Resecuritization Trust,
4,453	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,797
1,444	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,525
2,304	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	2,357
6,201	Series 2009-12, Class 1A1, VAR, 5.790%, 11/25/33 (e)	6,516
2,589	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	2,689
8,285	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	8,383
112	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	112
8,021	Series 2012-3, Class 3A1, VAR, 0.320%, 09/26/36 (e)	7,646
132	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	114
	Residential Asset Securitization Trust,
395	Series 2003-A13, Class A3, 5.500%, 01/25/34	407
32	Series 2003-A14, Class A1, 4.750%, 02/25/19	33
577	Series 2003-A8, Class A5, 4.250%, 10/25/18	582
12,428	Series 2005-A2, Class A4, IF, IO, 4.879%, 03/25/35	1,750
1,261	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,132
	RFMSI Trust,
292	Series 2003-S13, Class A3, 5.500%, 06/25/33	292
102	Series 2003-S14, Class A4, PO, 07/25/18	99
281	Series 2003-S16, Class A3, 5.000%, 09/25/18	284

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
499	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	506
218	Series 2004-S6, Class 2A6, PO, 06/25/34	187
313	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	322
1,284	Series 2005-SA4, Class 1A1, VAR, 2.733%, 09/25/35	1,073
20	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	18
	Salomon Brothers Mortgage Securities VII, Inc.,
3,106	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	3,145
26	Series 2003-UP2, Class PO1, PO, 12/25/18	22
	Sequoia Mortgage Trust,
2,037	Series 2004-8, Class A1, VAR, 0.874%, 09/20/34	1,941
3,021	Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	2,918
959	Series 2004-10, Class A1A, VAR, 0.794%, 11/20/34	916
2,974	Series 2004-11, Class A1, VAR, 0.474%, 12/20/34	2,889
2,621	Series 2004-12, Class A3, VAR, 0.664%, 01/20/35	2,400
	Springleaf Mortgage Loan Trust,
2,946	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	2,987
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	16,539
13,369	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	13,541
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,601
16,090	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	16,078
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,654
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,143
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,408
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,976
12,597	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	12,581
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,558

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,116
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,018
14,765	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	14,740
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,962
579	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	578
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,050
1,095	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.353%, 06/25/34	1,089
	Structured Asset Mortgage Investments II Trust,
2,545	Series 2004-AR5, Class 1A1, VAR, 0.834%, 10/19/34	2,397
9,595	Series 2005-AR5, Class A3, VAR, 0.424%, 07/19/35	9,196
	Structured Asset Securities Corp.,
3,275	Series 2003-37A, Class 2A, VAR, 3.667%, 12/25/33	3,282
2,958	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,141
1,144	Series 2005-RF3, Class 1A, VAR, 0.521%, 06/25/35 (e)	924
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
826	Series 2003-29, Class 1A1, 4.750%, 09/25/18	840
391	Series 2003-30, Class 1A1, 5.500%, 10/25/33	411
373	Series 2003-32, Class 1A1, VAR, 5.474%, 11/25/33	386
3,509	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,585
1,033	Series 2003-34A, Class 3A3, VAR, 2.482%, 11/25/33	1,018
7,448	Series 2004-5H, Class A4, 5.540%, 12/25/33	7,658
739	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	750
	Thornburg Mortgage Securities Trust,
6,825	Series 2003-4, Class A1, VAR, 0.811%, 09/25/43	6,517
5,473	Series 2004-4, Class 3A, VAR, 1.927%, 12/25/44	5,436

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
7,571	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	7,576
	WaMu Mortgage Pass-Through Certificates,
133	Series 2003-S10, Class A2, 5.000%, 10/25/18	137
450	Series 2003-S4, Class 2A10, IF, 16.992%, 06/25/33	508
1,000	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,025
	WaMu Mortgage Pass-Through Certificates Trust,
5,412	Series 2003-AR11, Class A6, VAR, 2.423%, 10/25/33	5,477
1,839	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	1,847
9,663	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	9,947
1,838	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	1,824
1,790	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,853
361	Series 2003-S13, Class 23A1, VAR, 0.721%, 12/25/18	351
745	Series 2003-S8, Class A5, 4.500%, 09/25/18	753
242	Series 2003-S8, Class A6, 4.500%, 09/25/18	244
6,751	Series 2003-S9, Class A8, 5.250%, 10/25/33	6,934
138	Series 2003-S9, Class P, PO, 10/25/33	108
2,578	Series 2004-AR3, Class A1, VAR, 2.368%, 06/25/34	2,602
3,313	Series 2004-AR3, Class A2, VAR, 2.368%, 06/25/34	3,343
880	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	898
1,030	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,059
6,361	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	6,663
1,652	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,732
245	Series 2006-AR10, Class 2P, VAR, 2.264%, 09/25/36	214
1,190	Series 2006-AR8, Class 1A2, VAR, 2.238%, 08/25/46	1,029
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,509	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
199	Series 2005-1, Class CP, PO, 03/25/35	141
14,025	Series 2005-2, Class 1A4, IF, IO, 4.879%, 04/25/35	1,982
3,156	Series 2005-2, Class 2A3, IF, IO, 4.829%, 04/25/35	405
4,757	Series 2005-4, Class CB7, 5.500%, 06/25/35	4,390
4,554	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	957
1,002	Series 2005-6, Class 2A4, 5.500%, 08/25/35	962
411	Series 2006-1, Class 3A2, 5.750%, 02/25/36	375
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
113	Series 2003-MS5, Class 1A4, VAR, 0.671%, 03/25/18	112
29	Series 2003-MS7, Class P, PO, 03/25/33	21
	Wells Fargo Alternative Loan Trust,
165	Series 2003-1, Class APO, PO, 09/25/33	151
561	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	508
4,997	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	4,922
	Wells Fargo Mortgage-Backed Securities Trust,
3,705	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	3,721
142	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	144
545	Series 2003-L, Class 2A1, VAR, 2.553%, 11/25/33	535
821	Series 2004-4, Class A9, 5.500%, 05/25/34	845
1,063	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,063
3,135	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	3,153
2,133	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	2,169
3,137	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	3,175
1,024	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	1,047
4,627	Series 2004-I, Class 1A1, VAR, 2.597%, 07/25/34	4,666
13,858	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	13,927

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,244	Series 2004-V, Class 1A1, VAR, 2.604%, 10/25/34	2,263
2,879	Series 2004-V, Class 1A2, VAR, 2.604%, 10/25/34	2,917
1,510	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,598
362	Series 2005-14, Class 2APO, PO, 12/25/35	296
25,968	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	26,156
2,837	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	2,854
693	Series 2007-7, Class A7, 6.000%, 06/25/37	702
2,797	Series 2007-9, Class 1A8, 5.500%, 07/25/37	2,837
3,855	Series 2007-11, Class A14, 6.000%, 08/25/37	3,804

		1,316,112

	Total Collateralized Mortgage Obligations (Cost $5,318,793)	5,489,337

Commercial Mortgage-Backed Securities — 3.5%
	A10 Securitization LLC,
2,569	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,569
3,151	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	3,161
	A10 Term Asset Financing LLC,
21,902	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	22,057
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,043
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,514
11,919	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	11,913
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,126
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.223%, 08/15/31 (e)	3,917
3,982	Series 2014-FL2, Class C, VAR, 2.673%, 08/15/31 (e)	3,971
2,750	Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	2,742
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,700	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	7,784
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,608
14,728	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,410
9,512	Series 2006-4, Class A4, 5.634%, 07/10/46	9,892
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	8,779
198,419	Series 2006-5, Class XC, IO, VAR, 0.623%, 09/10/47 (e)	1,619
8,719	Series 2007-5, Class A4, 5.492%, 02/10/51	9,281
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.303%, 11/10/42	4,479
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,505
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,583
1,809	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,827
418,213	Series 2005-5, Class XC, IO, VAR, 0.095%, 10/10/45 (e)	236
7,972	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.594%, 06/24/50 (e)	8,438
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,674
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,271
	Bear Stearns Commercial Mortgage Securities Trust,
134	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	134
7,320	Series 2006-PW11, Class A4, VAR, 5.435%, 03/11/39	7,519
195,977	Series 2006-PW14, Class X1, IO, VAR, 0.639%, 12/11/38 (e)	2,029
2,273	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,391
551,854	Series 2007-T26, Class X1, IO, VAR, 0.149%, 01/12/45 (e)	2,237
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.226%, 07/15/44	5,495

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
189,789	Series 2007-CD4, Class XC, IO, VAR, 0.373%, 12/11/49 (e)	1,197
110,360	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.504%, 10/15/48 (e)	1,204
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.956%, 02/15/31 (e)	5,577
	Citigroup Commercial Mortgage Trust,
1,945	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,945
3,712	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,757
	COBALT CMBS Commercial Mortgage Trust,
4,683	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,920
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,150
136,150	Series 2006-C1, Class IO, IO, VAR, 0.781%, 08/15/48	1,742
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,156
29,360	Series 2012-CR2, Class XA, IO, VAR, 1.901%, 08/15/45	2,871
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,968
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,238
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,836
31,243	Series 2014-KYO, Class A, VAR, 1.072%, 06/11/27 (e)	31,128
7,748	Series 2014-PAT, Class A, VAR, 0.972%, 08/13/27 (e)	7,727
10,196	Series 2014-TWC, Class A, VAR, 1.022%, 02/13/32 (e)	10,168
2,850	Series 2014-TWC, Class B, VAR, 1.772%, 02/13/32 (e)	2,850
98	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 6.897%, 01/17/32	98
1,921	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.112%, 11/17/26 (e)	1,920
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.787%, 07/10/38	2,822
25,062	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.177%, 06/25/40 (e)	3,226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Credit Suisse Commercial Mortgage Trust,
6,129	Series 2006-C2, Class A3, VAR, 5.684%, 03/15/39	6,313
203,630	Series 2007-C2, Class AX, IO, VAR, 0.078%, 01/15/49 (e)	481
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,529
16,145	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	16,084
1,375	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,374
35,830	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.384%, 07/10/44 (e)	1,645
10,479	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	10,795
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	75,427
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,393
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,142
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	42,044
5,531	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	5,532
9,996	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	10,140
11,769	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,955
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	3,531
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,436
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,678
112,609	Series 2006-GG8, Class X, IO, VAR, 0.582%, 11/10/39 (e)	854
1,600	Series 2011-GC5, Class D, VAR, 5.308%, 08/10/44 (e)	1,708
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,205

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,619	Series 2005-CB11, Class AJ, VAR, 5.380%, 08/12/37	4,619
135,141	Series 2005-CB11, Class X1, IO, VAR, 0.147%, 08/12/37 (e)	157
451,283	Series 2005-LDP5, Class X1, IO, VAR, 0.121%, 12/15/44 (e)	345
1,514	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,576
299,885	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	1,039
1,909	Series 2006-CB16, Class A4, 5.552%, 05/12/45	1,985
1,299	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,358
2,011	Series 2006-LDP9, Class A3SF, VAR, 0.328%, 05/15/47	2,010
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,599
1,332	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,416
254,716	Series 2007-LD12, Class X, IO, VAR, 0.079%, 02/15/51	576
68,144	KGS-Alpha Capital Markets LP, Series 2014-1, 1.383%, 10/25/32	3,364
	KGS-Alpha SBA COOF Trust,
65,246	Series 2012-6, Class A, IO, VAR, 0.631%, 05/25/39 (e)	1,499
73,614	Series 2013-2, Class A, IO, VAR, 1.536%, 03/25/39 (e)	4,141
21,006	Series 2014-2, Class A, IO, VAR, 0.000%, 04/25/40 (e)	3,088
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,469
	LB-UBS Commercial Mortgage Trust,
4,364	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,451
1,260	Series 2006-C4, Class A4, VAR, 5.838%, 06/15/38	1,316
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,556
5,420	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,768
113,667	Series 2007-C2, Class XW, IO, VAR, 0.539%, 02/15/40	1,289
	Merrill Lynch Mortgage Trust,
1,969	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,982	Series 2005-LC1, Class AJ, VAR, 5.366%, 01/12/44	3,075
1,973	Series 2006-C1, Class A4, VAR, 5.685%, 05/12/39	2,043
	ML-CFC Commercial Mortgage Trust,
4,065	Series 2006-1, Class A4, VAR, 5.467%, 02/12/39	4,165
335,018	Series 2006-4, Class XC, IO, VAR, 0.635%, 12/12/49 (e)	3,325
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	5,962
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	19,034
	Morgan Stanley Capital I Trust,
173,118	Series 2006-IQ12, Class X1, IO, VAR, 0.467%, 12/15/43 (e)	1,275
301,302	Series 2007-HQ11, Class X, IO, VAR, 0.215%, 02/12/44 (e)	1,127
81,220	Series 2007-HQ13, Class X1, IO, VAR, 0.452%, 12/15/44 (e)	843
277,399	Series 2007-IQ13, Class X, IO, VAR, 0.412%, 03/15/44 (e)	1,950
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,841
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,424
	Morgan Stanley Re-REMIC Trust,
13,198	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	13,182
28,540	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	28,563
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,882
76	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	76
54,056	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	54,701
	NorthStar, (Cayman Islands),
14,907	Series 2013-1A, Class A, VAR, 2.018%, 08/25/29 (e)	14,921
6,359	Series 2013-1A, Class B, VAR, 5.168%, 08/25/29 (e)	6,422
	RAIT Trust,
9,996	Series 2014-FL3, Class A, VAR, 1.422%, 12/15/31 (e)	9,999

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
8,939	Series 2014-FL3, Class AS, VAR, 3.394%, 12/15/31 (e)	8,942
4,676	Series 2014-FL3, Class B, VAR, 2.822%, 12/15/31 (e)	4,683
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,402
8,105	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	8,320
812	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.556%, 08/15/39	812
17,082	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.281%, 05/10/45 (e)	1,966
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,181
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,859
65,885	Series 2012-C2, Class XA, IO, VAR, 1.750%, 05/10/63 (e)	5,003
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,442
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,312
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	26,439
	Wachovia Bank Commercial Mortgage Trust,
1,389	Series 2004-C11, Class A5, VAR, 5.189%, 01/15/41	1,392
6,446	Series 2005-C22, Class A4, VAR, 5.269%, 12/15/44	6,542
754,423	Series 2006-C24, Class XC, IO, VAR, 0.108%, 03/15/45 (e)	1,022
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,553
10,743	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	10,736
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,166
1,084	Series 2012-C6, Class A1, 1.081%, 04/15/45	1,086
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,864
2,500	Series 2013-C11, Class D, VAR, 4.182%, 03/15/45 (e)	2,430

	Total Commercial Mortgage-Backed Securities (Cost $971,880)	993,673

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 17.5%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,343
2,991	4.250%, 03/01/21	3,229
1,146	4.950%, 07/02/64	1,210
6,278	5.250%, 12/01/41	7,234

		16,016

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,346
3,758	1.875%, 01/11/18 (e)	3,795
2,089	2.250%, 03/02/20 (e)	2,097
1,692	2.375%, 08/01/18 (e)	1,727
4,706	2.625%, 09/15/16 (e)	4,821
8,789	2.950%, 01/11/17 (e)	9,091
1,345	8.500%, 01/18/31	2,098

		33,975

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.300%, 12/05/21	9,017
8,677	4.800%, 12/05/34	9,355

		18,372

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,894
2,690	6.650%, 11/15/37	3,649
1,345	6.900%, 08/15/39	1,878
1,762	7.250%, 05/18/18	2,060
3,946	7.300%, 04/30/28	5,100
2,690	7.625%, 11/30/28	3,588
986	8.000%, 10/17/16	1,095
942	8.875%, 04/26/23	1,282
1,525	9.500%, 07/15/24	2,144
	CBS Corp.,
1,345	3.375%, 03/01/22	1,362
2,650	3.700%, 08/15/24	2,720
2,679	4.600%, 01/15/45	2,710
2,004	4.900%, 08/15/44	2,110
673	5.500%, 05/15/33	748
1,279	5.750%, 04/15/20	1,467
583	5.900%, 10/15/40	686
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,855
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,044

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,237
	Comcast Corp.,
3,361	4.200%, 08/15/34	3,642
10,484	4.250%, 01/15/33	11,292
1,166	5.900%, 03/15/16	1,229
2,690	6.450%, 03/15/37	3,665
897	6.500%, 01/15/17	988
11,658	6.500%, 11/15/35	16,103
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	3,056
5,600	4.800%, 02/01/35 (e)	5,883
1,166	8.375%, 03/01/39 (e)	1,664
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,104
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,558
2,245	3.950%, 01/15/25	2,306
5,022	4.600%, 02/15/21	5,462
3,876	5.000%, 03/01/21	4,298
11,179	6.000%, 08/15/40	12,607
2,861	6.375%, 03/01/41	3,361
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,994
5,069	4.950%, 05/15/42	5,344
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,154
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,750
4,575	5.950%, 04/01/41	6,013
3,233	6.400%, 04/30/40	4,441
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,706
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,216
8,115	3.950%, 09/30/21	8,641
2,716	4.500%, 05/23/43	2,751
1,928	4.700%, 10/15/19	2,116
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,679
873	5.850%, 05/01/17	952
4,125	5.875%, 11/15/40	4,697
2,327	6.550%, 05/01/37	2,808
4,080	6.750%, 07/01/18	4,687
1,794	6.750%, 06/15/39	2,221
2,197	7.300%, 07/01/38	2,863

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,928	8.250%, 04/01/19	2,355
1,601	8.750%, 02/14/19	1,978
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,412
5,829	8.375%, 07/15/33	8,396
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,686
1,573	5.375%, 10/15/41	1,832
2,802	6.200%, 03/15/40	3,548
1,474	6.250%, 03/29/41	1,903
2,238	6.500%, 11/15/36	2,914
3,430	7.625%, 04/15/31	4,831
1,125	7.700%, 05/01/32	1,612
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,458
1,951	3.125%, 06/15/22	1,929
599	3.250%, 03/15/23	589
5,046	3.875%, 12/15/21	5,265
6,243	4.375%, 03/15/43	5,847
538	4.500%, 03/01/21	581
1,813	4.500%, 02/27/42	1,708
1,559	4.850%, 12/15/34	1,605
690	6.250%, 04/30/16	732

		261,061

	Multiline Retail — 0.1%
897	Kohl’s Corp., 6.250%, 12/15/17	1,003
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,637
1,671	4.375%, 09/01/23	1,815
3,368	4.500%, 12/15/34	3,538
877	5.125%, 01/15/42	977
1,166	7.450%, 07/15/17	1,319
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,745
1,883	Target Corp., 6.000%, 01/15/18	2,127

		18,161

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,513
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,884
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	761
4,125	5.400%, 03/01/16	4,325
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,419
2,067	5.125%, 11/15/41	2,483

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
3,139	Series B, 7.110%, 05/15/37	4,374

		21,759

	Total Consumer Discretionary	369,344

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	999
986	5.750%, 04/01/36	1,207
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,419
1,151	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	1,392
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,563
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,554
2,493	4.828%, 07/15/20	2,816
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	1,987
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,967
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,611
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,608
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,249
2,245	3.000%, 08/25/21	2,335
207	7.900%, 11/01/18	252
4,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	4,366

		50,325

	Food & Staples Retailing — 0.3%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,454
	CVS Health Corp.,
3,214	4.000%, 12/05/23	3,486
2,155	5.300%, 12/05/43	2,644
5,993	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,060
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,534
2,093	4.000%, 02/01/24	2,245
12,466	5.000%, 04/15/42	14,145
829	5.400%, 07/15/40	976
1,794	6.150%, 01/15/20	2,096
538	6.400%, 08/15/17	600
11,049	7.500%, 04/01/31	15,046

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
1,833	Sysco Corp., 3.000%, 10/02/21	1,891
7,567	Walgreen Co., 3.100%, 09/15/22	7,668
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,829
4,311	3.800%, 11/18/24	4,488
2,517	4.500%, 11/18/34	2,657
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,328
942	6.200%, 04/15/38	1,284
628	7.550%, 02/15/30	936

		83,367

	Food Products — 0.3%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,523
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,510
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	588
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,207
2,443	4.307%, 05/14/21 (e)	2,716
1,390	6.000%, 11/27/17 (e)	1,551
2,556	7.350%, 03/06/19 (e)	3,061
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,049
1,638	2.100%, 03/15/18	1,636
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,298
2,036	3.250%, 05/21/18	2,127
	Kraft Foods Group, Inc.,
6,663	3.500%, 06/06/22	6,860
4,392	5.000%, 06/04/42	4,750
1,215	5.375%, 02/10/20	1,375
4,612	6.125%, 08/23/18	5,241
2,690	6.500%, 02/09/40	3,293
9,117	6.875%, 01/26/39	11,533
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,605
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,260

		79,183

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,215
448	7.500%, 11/01/18	541
1,431	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,773

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — continued
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,160

		4,689

	Total Consumer Staples	217,564

	Energy — 1.7%
	Energy Equipment & Services — 0.1%
909	Cameron International Corp., 4.000%, 12/15/23	924
	Diamond Offshore Drilling, Inc.,
2,000	3.450%, 11/01/23	1,924
1,802	4.875%, 11/01/43	1,573
	Halliburton Co.,
2,882	3.500%, 08/01/23	3,009
673	6.150%, 09/15/19	787
4,529	7.450%, 09/15/39	6,520
2,242	7.600%, 08/15/96 (e)	3,378
2,270	Nabors Industries, Inc., 5.000%, 09/15/20	2,224
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,403
	Noble Holding International Ltd., (Cayman Islands),
781	4.625%, 03/01/21	728
557	5.250%, 03/15/42	457
2,200	6.050%, 03/01/41	1,893
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,050
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	1,934
1,693	6.375%, 12/15/21	1,494
6,553	6.500%, 11/15/20	5,832
1,334	7.350%, 12/15/41	1,141
448	7.500%, 04/15/31	375
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	1,965
844	5.950%, 04/15/42	735
986	6.500%, 08/01/36	906
2,390	9.875%, 03/01/39	2,738

		44,990

	Oil, Gas & Consumable Fuels — 1.6%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,870
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,423
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,959

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,940
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,940
	Apache Corp.,
853	3.250%, 04/15/22	862
3,611	4.750%, 04/15/43	3,783
2,242	6.900%, 09/15/18	2,595
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,728
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,902
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,987
5,991	1.846%, 05/05/17	6,071
5,200	2.237%, 05/10/19	5,239
3,779	2.750%, 05/10/23	3,721
2,273	3.245%, 05/06/22	2,334
1,575	3.814%, 02/10/24	1,649
4,932	3.875%, 03/10/15	4,935
5,560	4.742%, 03/11/21	6,187
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,083
2,500	4.875%, 02/01/21	2,655
900	5.850%, 11/15/43	894
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	650
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,458
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,514
359	5.900%, 02/01/18	396
4,152	6.250%, 03/15/38	4,901
1,300	6.450%, 06/30/33	1,518
1,794	6.750%, 02/01/39	2,189
359	7.200%, 01/15/32	435
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,522
2,695	4.450%, 09/15/42	2,449
5,616	6.750%, 11/15/39	6,775
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,686
4,574	4.950%, 03/03/19	5,146
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,908
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	660

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,494
1,794	5.750%, 02/01/19	2,054
1,300	6.000%, 01/15/20	1,519
1,300	6.500%, 02/01/39	1,772
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,182
6,343	ConocoPhillips Co., 3.350%, 11/15/24	6,550
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,314
2,807	4.750%, 05/15/42	3,031
1,731	6.300%, 01/15/19	1,997
3,333	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	3,150
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,372
1,027	6.500%, 08/15/34	1,170
3,584	Energy Transfer Partners LP, 3.600%, 02/01/23	3,566
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,529
1,145	EnLink Midstream Partners LP, 2.700%, 04/01/19	1,141
	Enterprise Products Operating LLC,
2,600	3.750%, 02/15/25	2,700
2,687	3.900%, 02/15/24	2,833
1,189	4.950%, 10/15/54	1,311
1,758	5.100%, 02/15/45	2,012
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,140
4,753	4.100%, 02/01/21	5,100
1,614	6.875%, 10/01/18	1,893
	Gulf South Pipeline Co. LP,
4,248	4.000%, 06/15/22	4,194
920	6.300%, 08/15/17 (e)	993
1,507	Hess Corp., 7.875%, 10/01/29	1,988
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,158
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,381
10,149	7.875%, 09/15/31	14,116
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,335
7,133	5.150%, 10/15/43	8,125
1,794	6.550%, 07/15/19	2,109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Marathon Oil Corp.,
1,017	2.800%, 11/01/22	994
2,528	5.900%, 03/15/18	2,795
2,511	6.000%, 10/01/17	2,792
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	4,058
2,200	Noble Energy, Inc., 5.050%, 11/15/44	2,347
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,208
1,825	ONEOK Partners LP, 6.650%, 10/01/36	1,967
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	4,073
6,459	5.375%, 01/27/21	5,734
13,552	6.250%, 03/17/24	12,407
986	6.750%, 01/27/41	825
1,794	7.875%, 03/15/19	1,795
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,571
2,870	6.800%, 05/15/38	3,835
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	4,453
6,403	4.500%, 01/23/26 (e)	6,541
2,165	4.875%, 01/18/24	2,302
4,898	5.500%, 06/27/44 (e)	4,898
4,042	5.625%, 01/23/46 (e)	4,145
4,650	6.375%, 01/23/45	5,197
	Phillips 66,
2,099	2.950%, 05/01/17	2,174
1,181	4.300%, 04/01/22	1,291
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,941
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,956
7,000	3.600%, 11/01/24	7,184
9,221	4.900%, 02/15/45	10,158
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,433
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,802
2,197	5.650%, 03/01/20	2,422
2,233	7.500%, 09/15/38	2,698
4,475	8.000%, 10/01/19	5,452
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,743
1,801	5.950%, 09/25/43	2,292

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,911
2,430	2.450%, 01/17/23	2,397
5,765	2.650%, 01/15/24	5,700
1,256	2.900%, 11/08/20	1,303
2,646	3.125%, 08/17/17	2,770
2,064	3.150%, 01/23/22	2,148
3,461	3.250%, 11/10/24	3,577
1,673	4.250%, 11/23/41	1,799
3,318	5.250%, 04/15/19	3,777
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,599
1,704	6.100%, 06/01/18	1,928
807	6.850%, 06/01/39	1,078
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,899
1,840	5.300%, 04/01/44	1,974
6,969	5.350%, 05/15/45	7,562
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	7,631
1,489	5.850%, 02/01/37	1,562
1,426	6.250%, 02/01/38	1,557
4,802	7.750%, 06/01/19	5,569
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,968
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,800
3,139	8.125%, 02/15/30	4,517
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.633%, 01/15/16	1,512
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,231
1,894	1.500%, 02/17/17	1,917
5,044	1.550%, 06/28/17	5,096
5,000	2.750%, 06/19/21	5,132
1,256	2.875%, 02/17/22	1,278
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,131
1,989	4.125%, 01/28/21	2,188
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,679
1,704	6.500%, 08/15/18	1,958
2,377	7.125%, 01/15/19	2,798
1,883	7.250%, 08/15/38	2,612

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
607	Western Gas Partners LP, 5.375%, 06/01/21	677

		443,911

	Total Energy	488,901

	Financials — 7.7%
	Banks — 3.2%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,450
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,288
2,628	3.125%, 08/10/15 (e)	2,659
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,520
8,932	2.400%, 11/23/16 (e)	9,139
2,571	4.875%, 01/12/21 (e)	2,916
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,406
5,000	Series L, 2.650%, 04/01/19	5,087
4,720	3.300%, 01/11/23	4,791
2,140	3.625%, 03/17/16	2,199
3,403	4.000%, 04/01/24	3,595
11,538	4.000%, 01/22/25	11,668
1,890	4.100%, 07/24/23	2,031
6,055	4.250%, 10/22/26	6,205
11,565	5.000%, 05/13/21	13,065
5,830	5.625%, 10/14/16	6,221
15,875	5.625%, 07/01/20	18,261
7,155	Series L, 5.650%, 05/01/18	7,947
2,500	5.700%, 01/24/22	2,915
4,155	5.750%, 12/01/17	4,596
2,960	5.875%, 01/05/21	3,459
19,000	6.400%, 08/28/17	21,144
4,485	6.500%, 08/01/16	4,809
5,693	6.875%, 04/25/18	6,524
3,140	7.625%, 06/01/19	3,794
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,350
7,632	2.550%, 11/06/22	7,599
7,533	Bank of Nova Scotia (The), (Canada), 2.550%, 01/12/17	7,744
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,668
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,054

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,446
7,511	2.500%, 09/21/15 (e)	7,595
3,878	3.750%, 05/15/24	4,106
986	Series 1, 5.000%, 09/22/16	1,045
3,318	6.050%, 12/04/17 (e)	3,660
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,357
5,605	3.950%, 04/29/16	5,804
2,466	5.250%, 11/01/19	2,776
1,480	6.850%, 04/30/19	1,756
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,730
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,448
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,233
10,986	2.600%, 07/02/15 (e)	11,064
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,939
	Citigroup, Inc.,
5,915	1.800%, 02/05/18	5,908
5,000	1.850%, 11/24/17	5,009
5,000	2.400%, 02/18/20	4,982
1,104	3.375%, 03/01/23	1,127
5,806	3.750%, 06/16/24	6,034
1,494	3.875%, 10/25/23	1,573
6,200	4.300%, 11/20/26	6,371
7,623	4.450%, 01/10/17	8,038
1,345	4.700%, 05/29/15	1,358
4,790	4.750%, 05/19/15	4,832
1,655	5.300%, 05/06/44	1,846
1,869	5.375%, 08/09/20	2,130
4,296	5.500%, 09/13/25	4,864
1,842	5.875%, 01/30/42	2,372
12,107	6.000%, 08/15/17	13,353
4,798	6.125%, 11/21/17	5,351
3,363	6.625%, 01/15/28	4,241
202	6.875%, 03/05/38	276
2,556	8.125%, 07/15/39	3,977
12,891	8.500%, 05/22/19	16,044
1,250	Comerica Bank, 5.200%, 08/22/17	1,361
	Comerica, Inc.,
1,758	3.000%, 09/16/15	1,780
1,148	3.800%, 07/22/26	1,162

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,432
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,119
5,500	2.250%, 01/14/20	5,520
11,389	3.200%, 03/11/15 (e)	11,395
2,243	3.375%, 01/19/17	2,337
5,310	3.875%, 02/08/22	5,729
6,188	4.500%, 01/11/21	6,897
3,139	5.800%, 09/30/10[1] (e)	3,711
	Discover Bank,
6,500	3.200%, 08/09/21	6,662
3,657	4.200%, 08/08/23	3,908
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,050
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,471
1,300	5.450%, 01/15/17	1,395
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,177
2,846	2.875%, 10/01/21	2,887
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,159
4,147	3.500%, 06/28/15 (e)	4,188
5,346	4.125%, 08/12/20 (e)	5,831
8,968	4.750%, 01/19/21 (e)	10,111
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,482
6,457	4.875%, 01/14/22	7,290
4,187	5.100%, 04/05/21	4,755
6,457	6.100%, 01/14/42	8,614
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,237
2,200	KeyCorp, 5.100%, 03/24/21	2,497
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,537
3,167	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	3,213
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,237
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,246
6,995	2.750%, 09/28/15 (e)	7,080
6,278	3.000%, 07/27/16 (e)	6,463
3,098	3.750%, 03/02/15 (e)	3,098

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
3,587	National City Bank, 5.800%, 06/07/17	3,921
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,236
13,766	3.125%, 03/20/17 (e)	14,283
850	4.250%, 09/21/22 (e)	896
5,558	4.875%, 05/13/21 (e)	6,093
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,894
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,306
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,560
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,181
5,000	3.300%, 03/08/22	5,223
4,066	4.375%, 08/11/20	4,488
5,112	5.125%, 02/08/20	5,809
1,076	5.250%, 11/15/15	1,109
1,103	5.625%, 02/01/17	1,188
3,677	6.700%, 06/10/19	4,362
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,301
8,000	1.875%, 02/05/20	7,957
10,700	2.000%, 10/01/18	10,841
1,345	2.200%, 07/27/18	1,372
7,533	2.300%, 07/20/16	7,694
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,594
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,793
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,488
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,936
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,745
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	995
505	7.250%, 03/15/18	582
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,193
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,674
8,112	2.200%, 07/29/15 (e)	8,170
4,063	2.250%, 11/05/19	4,117
4,828	2.500%, 07/14/16	4,941
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,107

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
4,197	2.450%, 07/27/15	4,233
3,289	3.000%, 03/15/22	3,388
3,191	4.125%, 05/24/21	3,514
1,256	7.500%, 06/01/26	1,692
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,832
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,019
16,210	5.750%, 02/01/18	18,135
	Wells Fargo & Co.,
7,300	Series N, 2.150%, 01/30/20	7,290
13,756	2.625%, 12/15/16	14,175
4,811	3.000%, 02/19/25	4,798
3,920	3.300%, 09/09/24	4,026
8,071	3.500%, 03/08/22	8,512
4,357	4.100%, 06/03/26	4,560
7,623	4.600%, 04/01/21	8,513
6,442	4.650%, 11/04/44	6,887
2,755	5.606%, 01/15/44	3,361
8,237	5.625%, 12/11/17	9,167
14,977	SUB, 3.676%, 06/15/16	15,537
	Wells Fargo Bank N.A.,
4,215	5.000%, 08/15/15	4,299
2,000	5.750%, 05/16/16	2,110
13,622	6.000%, 11/15/17	15,271
3,973	VAR, 0.571%, 03/15/16	3,971
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,390
5,874	2.450%, 11/28/16 (e)	6,021
9,606	4.875%, 11/19/19	10,763

		918,293

	Capital Markets — 1.5%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	6,071
	Bank of New York Mellon Corp. (The),
1,667	Series G, 2.200%, 05/15/19	1,689
8,781	2.400%, 01/17/17	9,005
7,174	Series 1, 2.950%, 06/18/15	7,228
3,800	3.250%, 09/11/24	3,919
3,089	3.550%, 09/23/21	3,278
3,335	3.650%, 02/04/24	3,551
3,363	4.600%, 01/15/20	3,755
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,476
3,515	3.500%, 03/18/24	3,681
8,335	Series 2, 5.000%, 12/10/19	9,462

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,684
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,976
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,475
	Credit Suisse, (Switzerland),
2,955	1.750%, 01/29/18	2,958
3,733	2.300%, 05/28/19	3,759
1,626	3.000%, 10/29/21	1,657
2,700	3.625%, 09/09/24	2,809
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,304
4,860	3.250%, 01/11/16	4,958
2,959	6.000%, 09/01/17	3,285
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,935
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,017
6,428	2.550%, 10/23/19	6,477
2,400	2.625%, 01/31/19	2,442
2,282	2.900%, 07/19/18	2,349
3,367	3.300%, 05/03/15	3,382
3,675	3.500%, 01/23/25	3,709
5,798	3.625%, 02/07/16	5,941
2,287	3.625%, 01/22/23	2,365
3,605	3.700%, 08/01/15	3,648
4,341	3.850%, 07/08/24	4,535
4,400	4.000%, 03/03/24	4,652
6,033	5.250%, 07/27/21	6,850
8,750	5.375%, 03/15/20	9,910
6,753	5.750%, 01/24/22	7,895
14,869	5.950%, 01/18/18	16,574
13,156	Series D, 6.000%, 06/15/20	15,339
5,397	6.150%, 04/01/18	6,066
1,435	6.750%, 10/01/37	1,856
29,379	7.500%, 02/15/19	35,094
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,503
2,225	2.000%, 09/25/15 (e)	2,242
9,890	3.750%, 03/07/17 (e)	10,353
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,151
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,803
2,466	5.125%, 04/13/18	2,606

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
5,022	6.450%, 06/08/27	5,548
3,085	6.875%, 04/15/21	3,491
5,210	8.500%, 07/15/19	6,222
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,074
23,630	5.000%, 02/22/17 (e)	25,243
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,681
9,649	6.250%, 01/14/21 (e)	11,155
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,484
4,100	2.650%, 01/27/20	4,135
7,335	3.700%, 10/23/24	7,571
5,942	4.000%, 07/24/15	6,021
1,640	4.350%, 09/08/26	1,709
3,608	5.000%, 11/24/25	3,976
4,663	5.450%, 01/09/17	5,002
6,729	5.500%, 07/24/20	7,686
3,228	5.500%, 07/28/21	3,731
12,752	5.625%, 09/23/19	14,477
2,910	5.750%, 01/25/21	3,383
960	5.950%, 12/28/17	1,068
2,954	6.000%, 04/28/15	2,978
3,968	6.625%, 04/01/18	4,514
7,533	7.300%, 05/13/19	8,998
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,716
2,536	5.000%, 03/04/15	2,536
2,610	6.700%, 03/04/20	3,119
	State Street Corp.,
3,191	3.100%, 05/15/23	3,203
5,771	3.700%, 11/20/23	6,185
	UBS AG, (Switzerland),
976	4.875%, 08/04/20	1,102
1,644	5.750%, 04/25/18	1,842
596	5.875%, 12/20/17	665

		436,189

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,894
2,466	American Express Co., 7.000%, 03/19/18	2,848
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,557
7,224	2.800%, 09/19/16	7,431

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Honda Finance Corp.,
3,055	1.500%, 09/11/17 (e)	3,079
2,626	1.600%, 02/16/18 (e)	2,641
3,696	2.125%, 02/28/17 (e)	3,781
598	2.250%, 08/15/19	608
10,292	2.600%, 09/20/16 (e)	10,573
1,335	7.625%, 10/01/18 (e)	1,601
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,838
2,273	2.150%, 03/23/15	2,275
3,175	3.200%, 02/05/25	3,131
8,188	3.500%, 06/15/23	8,355
2,244	4.750%, 07/15/21	2,506
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,397
3,873	2.850%, 06/01/22	3,941
897	5.450%, 04/15/18	1,002
807	5.500%, 03/15/16	848
3,139	7.050%, 10/01/18	3,696
538	7.150%, 02/15/19	643
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,195
2,690	2.145%, 01/09/18	2,719
2,196	2.375%, 03/12/19	2,224
10,210	3.000%, 06/12/17	10,555
10,853	3.984%, 06/15/16	11,209
3,001	4.207%, 04/15/16	3,097
1,200	4.250%, 02/03/17	1,263
3,446	4.250%, 09/20/22	3,742
2,881	VAR, 1.506%, 05/09/16	2,903
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	5,912
200	5.500%, 01/19/16	208
276	7.350%, 11/27/32	356
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,691
7,174	2.350%, 03/05/20	7,167
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,877
1,073	1.700%, 01/15/20	1,057
2,915	2.250%, 04/17/19	2,961
3,237	2.800%, 01/27/23	3,271
2,234	3.150%, 10/15/21	2,331
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,334

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,575
	Toyota Motor Credit Corp.,
5,109	1.450%, 01/12/18	5,144
4,484	1.750%, 05/22/17	4,558
13,900	2.000%, 09/15/16	14,169
3,498	2.050%, 01/12/17	3,577
4,966	3.200%, 06/17/15	5,006

		191,746

	Diversified Financial Services — 1.1%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,667
6,654	Bank of America N.A., 5.300%, 03/15/17	7,143
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,887
5,254	3.750%, 08/15/21	5,747
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,533
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,180
1,004	5.300%, 09/15/43	1,233
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,147
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,253
2,854	1.600%, 11/20/17	2,888
10,313	1.625%, 07/02/15	10,357
1,318	2.100%, 12/11/19	1,334
3,705	2.250%, 11/09/15	3,749
6,863	2.300%, 04/27/17	7,046
16,815	3.150%, 09/07/22	17,510
12,914	4.375%, 09/16/20	14,345
5,426	4.625%, 01/07/21	6,113
11,658	4.650%, 10/17/21	13,220
1,603	5.300%, 02/11/21	1,848
1,345	5.400%, 02/15/17	1,460
17,622	5.500%, 01/08/20	20,394
6,636	5.625%, 09/15/17	7,360
20,649	5.625%, 05/01/18	23,217
1,704	5.875%, 01/14/38	2,214
4,753	6.000%, 08/07/19	5,576
8,287	Series A, 6.750%, 03/15/32	11,488
807	6.875%, 01/10/39	1,171
3,139	VAR, 0.427%, 02/15/17	3,135
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,160

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
5,021	4.000%, 10/15/23	5,401
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,383
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,511
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,437
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,083
12,505	Series KK, 3.550%, 01/15/24	13,449
8,428	Series Z, 4.375%, 03/15/19	9,282
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,390
891	3.100%, 06/28/15	899
2,690	4.300%, 09/22/19	2,984
7,695	4.375%, 03/25/20	8,597
5,381	6.375%, 12/15/38	7,508
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,306

		296,605

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,308
1,794	5.600%, 05/15/15	1,812
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,629
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,727
	American International Group, Inc.,
3,407	3.875%, 01/15/35	3,431
4,478	4.125%, 02/15/24	4,879
2,511	5.450%, 05/18/17	2,735
	Aon Corp.,
2,227	3.125%, 05/27/16	2,283
1,804	3.500%, 09/30/15	1,833
1,496	6.250%, 09/30/40	1,945
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	871
2,326	3.000%, 05/15/22	2,408
2,795	4.300%, 05/15/43	3,088
13,241	4.400%, 05/15/42	14,717
10,493	5.400%, 05/15/18	11,856
1,166	5.750%, 01/15/40	1,541
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,147
4,540	CNA Financial Corp., 5.875%, 08/15/20	5,221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,932
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,383
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,457
1,457	4.850%, 06/24/21	1,625
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,148
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,546
3,346	2.500%, 10/17/22 (e)	3,313
2,435	3.125%, 04/14/16 (e)	2,501
	MetLife, Inc.,
2,000	4.875%, 11/13/43	2,320
731	Series A, 6.817%, 08/15/18	853
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,487
12,099	1.500%, 01/10/18 (e)	12,122
1,954	1.875%, 06/22/18 (e)	1,963
8,968	2.500%, 09/29/15 (e)	9,069
2,901	3.125%, 01/11/16 (e)	2,967
11,927	3.650%, 06/14/18 (e)	12,669
12,858	3.875%, 04/11/22 (e)	13,712
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,866
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,062
1,345	0.800%, 02/12/16 (e)	1,349
1,806	1.950%, 02/11/20 (e)	1,801
10,682	2.150%, 06/18/19 (e)	10,732
5,650	3.000%, 05/04/15 (e)	5,677
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,815
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	7,355
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,337
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,299
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,601
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,129
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,082

		244,603

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,888
2,270	5.000%, 02/15/24	2,476
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,401
4,000	3.070%, 03/15/23 (e)	3,988
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,955
3,489	6.650%, 01/15/18	3,824
3,775	ERP Operating LP, 4.625%, 12/15/21	4,193
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,131
2,651	3.400%, 02/01/25	2,602
2,819	3.875%, 08/15/24	2,886
1,349	4.200%, 03/01/24	1,414
2,228	4.250%, 11/15/23	2,359
5,547	5.375%, 02/01/21	6,221
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	4,305
2,567	Prologis LP, 4.250%, 08/15/23	2,752
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,402
5,500	3.375%, 10/01/24	5,661
3,838	4.125%, 12/01/21	4,199
2,152	4.375%, 03/01/21	2,381
986	5.650%, 02/01/20	1,141
3,296	6.125%, 05/30/18	3,742
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,945
1,882	3.750%, 05/01/24	1,931

		83,797

	Thrifts & Mortgage Finance — 0.0% (g)
5,650	BPCE S.A., (France), 1.625%, 01/26/18	5,639

	Total Financials	2,176,872

	Health Care — 0.7%
	Biotechnology — 0.2%
	Amgen, Inc.,
3,005	3.625%, 05/22/24	3,134
6,278	3.875%, 11/15/21	6,738
1,065	4.500%, 03/15/20	1,173
4,036	4.950%, 10/01/41	4,523
13,004	5.150%, 11/15/41	14,936
2,106	5.650%, 06/15/42	2,595
1,771	5.700%, 02/01/19	2,016
3,176	5.750%, 03/15/40	3,854

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
	Celgene Corp.,
8,865	3.250%, 08/15/22	9,053
4,175	3.625%, 05/15/24	4,361
3,849	Gilead Sciences, Inc., 3.500%, 02/01/25	4,035

		56,418

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,594
448	4.625%, 03/15/15	448
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,052
1,537	3.734%, 12/15/24	1,611
628	5.000%, 05/15/19	699
	Medtronic, Inc.,
5,206	3.150%, 03/15/22 (e)	5,390
6,490	4.375%, 03/15/35 (e)	7,069

		17,863

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,949
2,959	6.750%, 12/15/37	4,084
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,544
4,210	3.125%, 05/15/22	4,269
2,354	3.300%, 01/15/23	2,413
3,477	4.625%, 05/15/42	3,776
3,394	4.650%, 01/15/43	3,697
4,149	4.650%, 08/15/44	4,584
3,693	Cardinal Health, Inc., 2.400%, 11/15/19	3,718
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	6,257
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,427
1,253	McKesson Corp., 0.950%, 12/04/15	1,256
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,955
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,356
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,632
2,690	2.875%, 03/15/23	2,749
5,955	3.375%, 11/15/21	6,315
4,888	6.625%, 11/15/37	6,833

		64,814

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,048
3,893	4.150%, 02/01/24	4,179

		5,227

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,585
4,991	2.900%, 11/06/22	4,994
2,354	Actavis, Inc., 3.250%, 10/01/22	2,326
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,039
5,743	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	6,308
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,142
1,883	6.375%, 05/15/38	2,559
	Merck & Co., Inc.,
933	1.300%, 05/18/18	931
6,011	2.350%, 02/10/22	5,982
3,268	2.400%, 09/15/22	3,254
3,139	2.800%, 05/18/23	3,185
2,100	3.700%, 02/10/45	2,089
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,507
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,982
708	Wyeth LLC, 6.450%, 02/01/24	899
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,867
1,115	4.700%, 02/01/43	1,138

		56,787

	Total Health Care	201,109

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,255
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	5,014
2,107	6.375%, 06/01/19 (e)	2,438
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,909
	Boeing Co. (The),
448	4.875%, 02/15/20	514
1,076	7.950%, 08/15/24	1,527
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,499

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,821
4,010	4.070%, 12/15/42	4,175
897	4.250%, 11/15/19	977
1,569	4.850%, 09/15/41	1,809
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,528
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,124
2,180	Raytheon Co., 3.150%, 12/15/24	2,245
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,814
4,552	3.100%, 06/01/22	4,740
6,022	4.500%, 06/01/42	6,681
7,533	6.125%, 02/01/19	8,801

		58,871

	Air Freight & Logistics — 0.0% (g)
1,806	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,095
2,232	FedEx Corp., 3.900%, 02/01/35	2,256
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,712
717	SUB, 8.375%, 04/01/30	1,080
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,614

		9,757

	Airlines — 0.1%
3,295	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,468
1,090	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,184
3,532	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,855
384	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	428
3,221	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,559
1,805	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,877
2,767	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,982
929	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,010
3,047	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,268

		21,631

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,598
1,881	4.125%, 06/15/23	1,792
2,809	4.875%, 07/15/42	2,338
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,654
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,481
	Waste Management, Inc.,
1,062	3.900%, 03/01/35	1,075
1,690	4.750%, 06/30/20	1,881

		17,819

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,520
2,092	2.875%, 05/08/22	2,136
928	4.375%, 05/08/42	1,035
4,910	Fluor Corp., 3.375%, 09/15/21	5,107

		9,798

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,424
1,247	4.000%, 11/02/32	1,292
2,377	5.600%, 05/15/18	2,644
1,794	7.625%, 04/01/24	2,367

		7,727

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,659
	General Electric Co.,
3,043	2.700%, 10/09/22	3,103
4,366	3.375%, 03/11/24	4,630
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,917
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,072
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,969
1,494	5.750%, 03/11/18	1,673
493	7.200%, 06/01/26	630

		28,653

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,692
1,913	2.600%, 06/26/22	1,918

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
	Deere & Co.,
5,382	2.600%, 06/08/22	5,392
2,386	3.900%, 06/09/42	2,484
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,455
695	Ingersoll-Rand Co., 6.391%, 11/15/27	853
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	4,196
695	5.500%, 05/15/18	776

		32,766

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,825
3,821	3.050%, 03/15/22	3,922
1,865	3.450%, 09/15/21	1,974
1,272	3.600%, 09/01/20	1,343
2,365	3.750%, 04/01/24	2,525
4,018	4.375%, 09/01/42	4,267
3,380	5.150%, 09/01/43	3,975
4,708	5.400%, 06/01/41	5,667
3,282	5.650%, 05/01/17	3,591
1,502	5.750%, 03/15/18	1,687
3,244	5.750%, 05/01/40	4,101
538	6.700%, 08/01/28	693
1,166	7.290%, 06/01/36	1,653
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,642
1,345	7.125%, 10/15/31	1,860
	CSX Corp.,
3,200	3.400%, 08/01/24	3,324
1,516	4.100%, 03/15/44	1,560
1,781	4.250%, 06/01/21	1,949
3,498	5.500%, 04/15/41	4,286
508	6.250%, 04/01/15	510
628	7.375%, 02/01/19	754
3,587	7.900%, 05/01/17	4,080
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,452
3,474	4.500%, 08/16/21 (e)	3,780
3,104	5.625%, 03/15/42 (e)	3,565
359	6.375%, 10/15/17 (e)	403
4,417	6.700%, 06/01/34 (e)	5,637
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,569
4,957	3.250%, 12/01/21	5,156

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
2,888	3.950%, 10/01/42	2,905
51	5.590%, 05/17/25	61
3,049	6.000%, 03/15/05[2]	3,913
11,071	6.000%, 05/23/11[3]	14,403
121	7.700%, 05/15/17	138
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,823
5,795	3.375%, 02/01/22 (e)	5,760
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,931
2,412	3.600%, 03/01/16	2,475
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,323
1,230	3.646%, 02/15/24	1,330
1,798	3.875%, 02/01/55	1,765
3,935	4.163%, 07/15/22	4,411
1,435	4.300%, 06/15/42	1,550
919	4.821%, 02/01/44	1,083
210	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	234

		131,855

	Total Industrials	318,877

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,536
4,500	3.625%, 03/04/24	4,866
1,345	5.500%, 02/22/16	1,410
4,179	5.500%, 01/15/40	5,235
4,475	5.900%, 02/15/39	5,803

		18,850

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,754
2,924	3.375%, 11/01/15	2,975
1,595	4.500%, 03/01/23	1,666
4,157	6.000%, 04/01/20	4,713
2,421	6.875%, 06/01/18	2,728
11,025	7.500%, 01/15/27	13,406

		27,242

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
5,553	2.600%, 07/15/22	5,282
3,500	2.875%, 08/01/21	3,459
5,750	3.450%, 08/01/24	5,627
1,851	4.000%, 07/15/42	1,597

		15,965

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,746
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	5,003
23,206	1.625%, 05/15/20	22,869
4,619	1.950%, 07/22/16	4,708
683	4.000%, 06/20/42	686
592	6.220%, 08/01/27	765
7,578	7.625%, 10/15/18	9,162
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,812
1,587	4.500%, 05/15/21	1,720
4,529	5.625%, 12/15/19	5,109
2,870	6.750%, 02/01/17	3,151

		57,731

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,639
8,173	4.000%, 12/15/32	8,449
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,346
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,730

		25,164

	Software — 0.2%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,392
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,066
3,037	2.125%, 11/15/22	2,991
9,175	2.375%, 02/12/22	9,221
5,696	2.375%, 05/01/23	5,662
3,459	3.500%, 02/12/35	3,426
7,202	3.625%, 12/15/23	7,834
3,620	4.000%, 02/12/55	3,607
1,089	4.500%, 10/01/40	1,214
	Oracle Corp.,
4,103	Series NOTE, 2.800%, 07/08/21	4,226
1,295	3.625%, 07/15/23	1,393

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
3,085	4.300%, 07/08/34	3,357
4,753	5.000%, 07/08/19	5,367
2,081	5.250%, 01/15/16	2,168
3,049	5.750%, 04/15/18	3,450
2,300	6.125%, 07/08/39	3,070
1,749	6.500%, 04/15/38	2,398

		64,842

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,222
15,286	2.400%, 05/03/23	15,149
13,459	2.850%, 05/06/21	13,993
4,375	3.450%, 02/09/45	4,134
6,866	VAR, 0.503%, 05/03/18	6,888
1,704	Dell, Inc., 7.100%, 04/15/28	1,847
	EMC Corp.,
5,560	1.875%, 06/01/18	5,588
6,636	3.375%, 06/01/23	6,740
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,484
2,541	4.375%, 09/15/21	2,754
2,837	4.650%, 12/09/21	3,110
6,352	6.000%, 09/15/41	7,200

		83,109

	Total Information Technology	292,903

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,183
1,657	4.125%, 03/15/35	1,632
4,962	5.250%, 01/15/45	5,669
9,510	CF Industries, Inc., 7.125%, 05/01/20	11,462
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,903
5,750	3.500%, 10/01/24	5,857
3,788	4.125%, 11/15/21	4,094
4,332	4.250%, 11/15/20	4,740
1,727	5.250%, 11/15/41	1,960
1,206	7.375%, 11/01/29	1,649
875	8.550%, 05/15/19	1,093
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,366
1,928	4.900%, 01/15/41	2,148
1,345	5.600%, 12/15/36	1,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
4,484	6.000%, 07/15/18	5,115
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,664
897	5.500%, 12/08/41	1,090
	Monsanto Co.,
6,126	2.750%, 07/15/21	6,212
1,630	4.200%, 07/15/34	1,757
1,680	4.700%, 07/15/64	1,856
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,093
7,080	4.250%, 11/15/23	7,650
449	4.875%, 11/15/41	485
5,054	5.450%, 11/15/33	5,896
5,233	5.625%, 11/15/43	6,303
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	282
3,408	6.500%, 05/15/19	3,994
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,259
972	6.650%, 03/15/18	1,108
1,883	9.000%, 05/01/21	2,474
	Praxair, Inc.,
2,612	2.650%, 02/05/25	2,603
1,704	4.625%, 03/30/15	1,709
430	5.200%, 03/15/17	466
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	7,016
5,919	7.750%, 10/01/96	7,913

		123,316

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,600

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,613	3.850%, 09/30/23	6,052
1,600	5.000%, 09/30/43	1,877
1,435	5.400%, 03/29/17	1,563
2,466	6.500%, 04/01/19	2,909
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,667
6,296	4.550%, 11/14/24	5,945
2,341	5.450%, 03/15/43	2,059
1,529	Nucor Corp., 4.000%, 08/01/23	1,607
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,898

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,209
3,367	3.750%, 09/20/21	3,541
1,794	9.000%, 05/01/19	2,280
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,024
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,649
382	8.750%, 08/01/15	395
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	2,653
4,904	4.750%, 01/15/22	4,777

		53,105

	Total Materials	178,021

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,859
1,166	3.875%, 08/15/21	1,223
5,000	3.900%, 03/11/24	5,216
9,748	4.300%, 12/15/42	9,134
4,439	4.350%, 06/15/45	4,197
6,278	4.450%, 05/15/21	6,789
9,509	5.350%, 09/01/40	10,131
4,722	5.500%, 02/01/18	5,193
6,457	6.300%, 01/15/38	7,604
341	BellSouth Telecommunications LLC, 6.300%, 12/15/15	349
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,820
2,203	2.350%, 02/14/19	2,226
2,511	5.950%, 01/15/18	2,801
879	9.625%, 12/15/30	1,426
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,850
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,334
2,087	4.875%, 03/06/42 (e)	2,347
1,816	6.000%, 07/08/19	2,123
5,201	8.750%, 06/15/30	7,887
	GTE Corp.,
3,049	6.940%, 04/15/28	3,938
897	8.750%, 11/01/21	1,171

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,605
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,066
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,893
5,695	9.000%, 03/01/31	8,743
7,308	Qwest Corp., 6.750%, 12/01/21	8,434
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,999
4,358	5.134%, 04/27/20	4,927
2,025	5.462%, 02/16/21	2,321
2,152	6.421%, 06/20/16	2,296
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20 (e)	1,806
5,898	3.000%, 11/01/21	5,964
3,480	3.450%, 03/15/21	3,623
15,346	3.500%, 11/01/24	15,698
11,683	4.150%, 03/15/24	12,555
11,559	4.400%, 11/01/34	11,783
9,294	4.500%, 09/15/20	10,223
32,776	4.862%, 08/21/46 (e)	34,773
1,850	5.150%, 09/15/23	2,122
1,294	5.850%, 09/15/35	1,540
5,321	6.400%, 09/15/33	6,740
986	6.400%, 02/15/38	1,241
1,300	6.550%, 09/15/43	1,709
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	951
8,579	Verizon New England, Inc., 7.875%, 11/15/29	11,228
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	997
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,353
4,692	8.350%, 12/15/30	6,211
1,000	8.750%, 08/15/31	1,468

		264,887

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,900
3,250	3.125%, 07/16/22	3,315
2,457	6.125%, 03/30/40	3,096
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,516

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,864
2,242	8.750%, 05/01/32	3,263
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,786
7,443	1.625%, 03/20/17	7,495
675	5.450%, 06/10/19	765

		40,000

	Total Telecommunication Services	304,887

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
769	6.000%, 03/01/39	1,045
1,904	6.125%, 05/15/38	2,608
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,144
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	5,088
	Arizona Public Service Co.,
748	2.200%, 01/15/20	748
1,923	4.500%, 04/01/42	2,164
995	4.650%, 05/15/15	1,003
3,036	5.050%, 09/01/41	3,665
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,469
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,580
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,144
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	941
1,687	DTE Electric Co., 2.650%, 06/15/22	1,696
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,367
1,786	4.300%, 06/15/20	1,980
1,256	5.100%, 04/15/18	1,398
1,397	6.000%, 01/15/38	1,893
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,887
2,660	3.550%, 09/15/21	2,817
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,141
628	6.400%, 06/15/38	894
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,750
2,780	6.350%, 08/15/38	3,957

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,975
3,230	3.000%, 09/15/21	3,362
1,886	4.100%, 05/15/42	2,047
1,569	4.100%, 03/15/43	1,706
2,258	4.150%, 12/01/44	2,511
1,794	5.300%, 01/15/19	2,024
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	4,005
6,600	6.000%, 01/22/14[4] (e)	7,882
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	6,013
897	6.000%, 10/07/39 (e)	1,096
	Florida Power & Light Co.,
493	5.625%, 04/01/34	634
3,498	5.950%, 10/01/33	4,714
897	5.950%, 02/01/38	1,207
359	Georgia Power Co., 5.950%, 02/01/39	478
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,495
	Hydro-Quebec, (Canada),
2,642	Series IO, 8.050%, 07/07/24	3,748
7,174	Series HY, 8.400%, 01/15/22	9,711
1,614	9.400%, 02/01/21	2,210
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,798
973	7.000%, 03/15/19	1,161
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	317
4,062	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,687
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,298
8,968	5.300%, 10/01/41	10,843
628	MidAmerican Energy Co., 5.300%, 03/15/18	697
	Nevada Power Co.,
329	5.375%, 09/15/40	411
3,354	5.450%, 05/15/41	4,265
2,018	6.500%, 08/01/18	2,333
700	Series N, 6.650%, 04/01/36	982
1,637	7.125%, 03/15/19	1,956
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,461
2,651	2.400%, 09/15/19	2,668
1,076	6.000%, 03/01/19	1,230
1,076	7.875%, 12/15/15	1,135

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,194
1,457	4.881%, 08/15/19 (e)	1,626
2,242	Northern States Power Co., 6.250%, 06/01/36	3,096
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	652
1,390	6.050%, 05/01/18	1,566
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,433
1,076	7.000%, 09/01/22	1,380
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,977
1,265	3.250%, 09/15/21	1,317
1,794	3.250%, 06/15/23	1,853
1,681	4.450%, 04/15/42	1,839
6,511	4.500%, 12/15/41	7,062
1,776	5.625%, 11/30/17	1,966
399	6.050%, 03/01/34	523
673	8.250%, 10/15/18	826
	PacifiCorp,
2,765	3.600%, 04/01/24	2,944
897	3.850%, 06/15/21	978
224	5.500%, 01/15/19	255
2,556	5.650%, 07/15/18	2,893
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,961
807	5.350%, 03/01/18	898
807	Pennsylvania Electric Co., 6.050%, 09/01/17	895
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,651
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,530
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,475
3,388	4.400%, 01/15/21	3,747
1,327	7.750%, 03/01/31	1,923
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,795
1,040	3.200%, 11/15/20	1,089
247	5.800%, 08/01/18	281
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,945
1,242	5.150%, 12/01/19	1,398
3,901	Series G, 6.625%, 11/15/37	5,331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	824
1,021	5.375%, 11/01/39	1,302
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	424
	Southern California Edison Co.,
2,454	1.845%, 02/01/22	2,456
2,854	Series C, 3.500%, 10/01/23	3,045
886	3.875%, 06/01/21	971
3,408	3.900%, 12/01/41	3,551
1,256	5.500%, 08/15/18	1,419
578	Series 08-A, 5.950%, 02/01/38	783
2,197	6.050%, 03/15/39	2,945
2,666	Southern Co. (The), 1.950%, 09/01/16	2,705
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,798
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,068
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	716
1,280	3.450%, 02/15/24	1,361
4,125	5.400%, 04/30/18	4,611
717	5.950%, 09/15/17	797
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	242
1,161	6.250%, 12/01/15	1,208
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	600
829	4.800%, 09/15/41	958
3,049	6.500%, 07/01/36	4,234

		278,998

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,882
7,215	4.150%, 01/15/43	7,740
619	8.500%, 03/15/19	768
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,463
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	996
475	6.125%, 11/01/17	530

		14,379

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,119
5,381	4.000%, 10/01/20	5,700
1,665	5.750%, 10/01/41	1,892
	PSEG Power LLC,
717	4.150%, 09/15/21	761
2,456	4.300%, 11/15/23	2,620
2,162	5.125%, 04/15/20	2,413
1,964	5.500%, 12/01/15	2,033
1,125	8.625%, 04/15/31	1,645
1,271	Southern Power Co., 5.150%, 09/15/41	1,500

		20,683

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,851
1,392	4.400%, 06/01/43	1,509
10,518	5.875%, 03/15/41	13,583
6,009	6.375%, 07/15/16	6,426
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,638
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,854
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,526
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,369
1,256	5.650%, 04/15/20	1,458
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,561
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	2,091
5,067	Series F, 5.250%, 08/01/33	5,950
1,076	7.000%, 06/15/38	1,513
1,400	DTE Energy Co., Series F, 3.850%, 12/01/23	1,487
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,592
1,614	4.450%, 12/01/21	1,752
6,726	5.800%, 02/01/42	8,400
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,871
1,852	6.000%, 06/01/26	2,345
	Sempra Energy,
3,139	2.875%, 10/01/22	3,144
3,827	3.550%, 06/15/24	3,986
2,348	4.050%, 12/01/23	2,533

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
1,345	6.000%, 10/15/39	1,762
2,063	6.150%, 06/15/18	2,337
807	6.500%, 06/01/16	863
7,309	9.800%, 02/15/19	9,408

		92,809

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,708

	Total Utilities	411,577

	Total Corporate Bonds (Cost $4,664,200)	4,960,055

Foreign Government Securities — 1.0%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	6,520
2,660	5.000%, 01/27/45	2,407
	Israel Government AID Bond, (Israel),
8,968	Zero Coupon, 03/15/18	8,591
3,000	Zero Coupon, 11/01/19	2,753
3,587	Zero Coupon, 11/01/23	2,893
21,968	Zero Coupon, 11/01/24	17,046
7,240	5.500%, 12/04/23	8,998
7,330	5.500%, 04/26/24	9,148
6,771	5.500%, 09/18/33	9,255
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,609
22,151	Series 2, Zero Coupon, 11/01/24	17,211
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,439
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,658
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,454
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,430
10,000	Series 8-Z, Zero Coupon, 02/15/24	7,978
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,589
23,876	Series 8-Z, Zero Coupon, 08/15/25	18,064
8,517	Series 9-Z, Zero Coupon, 05/15/23	6,977
25,875	Series 9-Z, Zero Coupon, 05/15/24	20,453
24,763	Series 9-Z, Zero Coupon, 05/15/25	18,887
14,275	Series 9-Z, Zero Coupon, 11/15/25	10,689
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,399
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	710
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,262
3,979	5.000%, 06/15/45	4,183
941	5.625%, 02/26/44	1,080

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
2,371	Republic of Panama, (Panama), 4.000%, 09/22/24	2,496
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	7,084
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	9,327
3,502	5.875%, 09/16/25	4,018
	Republic of Turkey, (Turkey),
3,879	5.750%, 03/22/24	4,315
1,983	6.625%, 02/17/45	2,449
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,517
7,166	3.600%, 01/30/25	7,388
7,316	4.000%, 10/02/23	7,817
2,862	4.600%, 01/23/46	2,977
3,906	4.750%, 03/08/44	4,179
12,227	5.550%, 01/21/45	14,581
5,118	5.750%, 10/12/10[1]	5,764

	Total Foreign Government Securities (Cost $284,037)	297,595

Mortgage Pass-Through Securities — 14.4%
	Federal Home Loan Mortgage Corp.,
607	ARM, 1.925%, 04/01/37	640
1,547	ARM, 1.937%, 05/01/37	1,627
559	ARM, 2.000%, 08/01/36	589
333	ARM, 2.040%, 01/01/37	351
1,210	ARM, 2.079%, 08/01/36	1,277
979	ARM, 2.091%, 07/01/19 - 07/01/36	1,034
1,076	ARM, 2.095%, 10/01/36	1,125
3,720	ARM, 2.100%, 10/01/36	3,927
7,116	ARM, 2.119%, 08/01/36	7,537
2,030	ARM, 2.134%, 10/01/36	2,145
5,400	ARM, 2.136%, 12/01/36	5,727
1,219	ARM, 2.194%, 10/01/36	1,296
433	ARM, 2.201%, 11/01/36	460
5,823	ARM, 2.217%, 12/01/36	6,211
355	ARM, 2.229%, 08/01/35	377
99	ARM, 2.235%, 01/01/27	104
1,910	ARM, 2.241%, 11/01/36	2,034
514	ARM, 2.250%, 07/01/26 - 11/01/37	544
1,017	ARM, 2.276%, 11/01/36 - 02/01/37	1,084
1,007	ARM, 2.278%, 06/01/37	1,069
173	ARM, 2.280%, 12/01/36	184
456	ARM, 2.292%, 02/01/36	485
2,303	ARM, 2.294%, 09/01/36	2,453
845	ARM, 2.298%, 04/01/34	897

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,583	ARM, 2.311%, 03/01/37	5,921
45	ARM, 2.313%, 04/01/30	47
471	ARM, 2.355%, 12/01/33	504
1,016	ARM, 2.367%, 07/01/37	1,089
1,012	ARM, 2.368%, 11/01/36	1,086
2,280	ARM, 2.370%, 05/01/36	2,444
8,586	ARM, 2.375%, 01/01/35 - 11/01/36	9,150
2,761	ARM, 2.385%, 05/01/37	2,942
2,579	ARM, 2.387%, 05/01/33	2,750
425	ARM, 2.410%, 10/01/36	442
2,567	ARM, 2.414%, 09/01/36	2,756
1,532	ARM, 2.471%, 05/01/38	1,645
1,932	ARM, 2.480%, 10/01/36	2,071
168	ARM, 2.483%, 02/01/37	179
3,078	ARM, 2.485%, 02/01/37	3,282
92	ARM, 2.489%, 04/01/37	95
1,079	ARM, 2.494%, 01/01/37	1,155
2,580	ARM, 2.495%, 09/01/34 - 05/01/37	2,758
84	ARM, 2.498%, 09/01/32	90
7,532	ARM, 2.504%, 12/01/35 - 06/01/36	8,077
1,591	ARM, 2.529%, 06/01/36	1,710
2,021	ARM, 2.539%, 02/01/36	2,164
1,593	ARM, 2.568%, 02/01/37	1,711
2,205	ARM, 2.571%, 12/01/36	2,381
2,108	ARM, 2.629%, 04/01/38	2,270
3,912	ARM, 2.631%, 05/01/37	4,206
1,555	ARM, 2.657%, 10/01/36	1,668
2,181	ARM, 2.665%, 03/01/36	2,347
2,203	ARM, 2.680%, 05/01/37	2,387
1,288	ARM, 2.681%, 04/01/37	1,393
917	ARM, 2.727%, 03/01/37	988
297	ARM, 2.794%, 12/01/36	323
419	ARM, 2.818%, 02/01/37	451
476	ARM, 2.840%, 05/01/36	516
501	ARM, 2.893%, 03/01/37	544
3,481	ARM, 3.029%, 03/01/36	3,757
872	ARM, 3.342%, 07/01/36	909
2,189	ARM, 3.978%, 07/01/40	2,311
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
43	4.000%, 06/01/18	45
671	4.500%, 08/01/18 - 10/01/18	705
2,711	5.000%, 10/01/17 - 12/01/18	2,861
16,184	5.500%, 06/01/17 - 02/01/24	17,483
5,460	6.000%, 04/01/17 - 03/01/22	5,710
773	6.500%, 07/01/16 - 03/01/22	809
3	7.000%, 04/01/17	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
15,462	3.500%, 01/01/32 - 03/01/32	16,305
1,474	5.500%, 01/01/23 - 11/01/23	1,648
124	6.000%, 12/01/22	140
1,094	6.500%, 11/01/22 - 01/01/28	1,268
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
41,391	4.500%, 05/01/41	45,036
48,389	5.000%, 01/01/34 - 08/01/40	53,785
9,007	5.500%, 01/01/33 - 03/01/40	10,099
1,191	6.000%, 10/01/29 - 12/01/36	1,360
7,293	6.500%, 08/01/29 - 03/01/38	8,553
2,066	7.000%, 04/01/26 - 02/01/37	2,376
2,586	7.500%, 08/01/25 - 09/01/38	2,938
20	8.000%, 07/01/20 - 11/01/24	23
58	8.500%, 07/01/28	70
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
8,183	7.500%, 01/01/32 - 12/01/36	9,836
3,430	10.000%, 10/01/30	3,885
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
84,313	3.500%, 02/01/33 - 06/01/43	88,924
42,976	4.000%, 06/01/42 - 01/01/43	46,550
2,949	5.500%, 04/01/18	3,094
2,931	6.000%, 02/01/33 - 11/01/36	3,183
18,974	6.500%, 12/01/35 - 06/01/37	21,087
10	7.000%, 07/01/29	11
627	10.000%, 03/17/26	687
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	—	(h)
	Federal National Mortgage Association,
477	ARM, 1.570%, 08/01/34	495
1,371	ARM, 1.712%, 07/01/37	1,439
3,696	ARM, 1.780%, 09/01/36	3,968
700	ARM, 1.787%, 09/01/33	734
1,371	ARM, 1.809%, 02/01/37	1,444
1,088	ARM, 1.817%, 01/01/37	1,146
601	ARM, 1.835%, 05/01/35	643
15	ARM, 1.875%, 03/01/19	16
5	ARM, 1.875%, 01/01/19	5
157	ARM, 1.885%, 08/01/35	167
5,987	ARM, 1.895%, 01/01/35	6,305
32	ARM, 1.905%, 01/01/34	32
451	ARM, 1.915%, 02/01/35	475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

534	ARM, 1.961%, 09/01/37	574
729	ARM, 1.975%, 09/01/36	769
2,917	ARM, 1.978%, 11/01/37	3,088
393	ARM, 1.988%, 10/01/34	414
649	ARM, 2.079%, 08/01/33	691
105	ARM, 2.086%, 09/01/34	112
347	ARM, 2.111%, 11/01/34	371
264	ARM, 2.121%, 01/01/35	283
242	ARM, 2.124%, 11/01/34	258
345	ARM, 2.136%, 08/01/34	367
166	ARM, 2.140%, 04/01/34	169
874	ARM, 2.141%, 09/01/36	931
2,100	ARM, 2.143%, 01/01/36	2,203
483	ARM, 2.143%, 09/01/35	514
640	ARM, 2.147%, 11/01/33	675
152	ARM, 2.155%, 07/01/37	158
897	ARM, 2.156%, 07/01/35	954
1,570	ARM, 2.163%, 10/01/36	1,673
92	ARM, 2.170%, 07/01/34	99
965	ARM, 2.177%, 03/01/35	1,025
124	ARM, 2.220%, 05/01/35	132
717	ARM, 2.242%, 08/01/36	781
2,593	ARM, 2.244%, 08/01/36	2,768
4,943	ARM, 2.247%, 07/01/37	5,265
567	ARM, 2.248%, 06/01/36	604
215	ARM, 2.254%, 01/01/34	229
1,047	ARM, 2.257%, 11/01/37	1,118
1,297	ARM, 2.270%, 07/01/36	1,381
2,405	ARM, 2.278%, 09/01/36	2,566
102	ARM, 2.283%, 09/01/37	104
1,110	ARM, 2.308%, 09/01/37	1,198
1,351	ARM, 2.325%, 07/01/37	1,448
3,112	ARM, 2.345%, 06/01/36	3,367
3,122	ARM, 2.346%, 04/01/37	3,353
1,003	ARM, 2.350%, 04/01/35	1,070
1,056	ARM, 2.354%, 01/01/36	1,126
5,409	ARM, 2.363%, 12/01/37	5,792
421	ARM, 2.368%, 05/01/36	455
1,729	ARM, 2.405%, 02/01/37	1,840
907	ARM, 2.410%, 01/01/38	972
3,526	ARM, 2.411%, 12/01/36	3,771
898	ARM, 2.420%, 06/01/34	953
556	ARM, 2.424%, 01/01/37	598
304	ARM, 2.435%, 09/01/33	325
793	ARM, 2.444%, 06/01/36	852
928	ARM, 2.445%, 09/01/36	997

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,147		ARM, 2.461%, 11/01/36	1,225
127		ARM, 2.498%, 09/01/37	131
720		ARM, 2.505%, 10/01/34	772
1,689		ARM, 2.553%, 12/01/36	1,809
5,926		ARM, 2.575%, 10/01/36	6,389
924		ARM, 2.590%, 10/01/35	992
117		ARM, 2.606%, 09/01/27	125
363		ARM, 2.625%, 08/01/19 - 08/01/36	382
1,276		ARM, 2.667%, 11/01/36	1,362
488		ARM, 2.836%, 02/01/36	523
3,079		ARM, 2.867%, 08/01/37	3,303
12,195		ARM, 2.875%, 01/01/36 - 03/01/36	13,042
77		ARM, 3.682%, 03/01/29	82
410		ARM, 5.995%, 09/01/37	438
1,335		ARM, 6.230%, 08/01/36	1,432
		Federal National Mortgage Association, 15 Year, Single Family,
310		3.500%, 04/01/19	329
5,092		4.500%, 05/01/18 - 12/01/19	5,352
8,920		5.000%, 04/01/18 - 08/01/24	9,482
8,877		5.500%, 02/01/18 - 07/01/20	9,446
17,393		6.000%, 06/01/16 - 07/01/24	18,878
2,524		6.500%, 03/01/17 - 02/01/24	2,748
185		7.000%, 03/01/17 - 11/01/17	192
3		7.500%, 03/01/17	3
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
17,843		3.500%, 07/01/32 - 08/01/32	18,847
32,161		4.000%, 01/01/35	35,176
372		5.000%, 10/01/25	413
1,433		5.500%, 07/01/25	1,609
11,981		6.000%, 04/01/24 - 09/01/29	13,610
2,816		6.500%, 05/01/22 - 08/01/26	3,244
		Federal National Mortgage Association, 30 Year, FHA/VA,
151		6.000%, 09/01/33	167
254		6.500%, 03/01/29	299
22		7.000%, 02/01/33	25
55		8.000%, 06/01/28	63
15		8.500%, 02/01/30	16
31		9.000%, 05/01/18 - 12/01/30	32
14		9.500%, 12/01/18	15
		Federal National Mortgage Association, 30 Year, Single Family,
1,050		4.000%, 12/01/33	1,126
958		4.500%, 11/01/33 - 09/01/34	1,046

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

37,519		5.000%, 06/01/33 - 08/01/40	41,913
22,586		5.500%, 11/01/32 - 12/01/39	25,514
19,494		6.000%, 12/01/28 - 11/01/38	22,339
36,556		6.500%, 11/01/29 - 10/01/38	42,317
18,342		7.000%, 01/01/24 - 01/01/39	21,053
12,015		7.500%, 11/01/22 - 04/01/39	14,467
867		8.000%, 03/01/21 - 01/01/38	1,028
22		8.500%, 07/01/24 - 06/01/25	26
1		9.000%, 04/01/26	1
16		9.500%, 07/01/28	17
9		10.000%, 02/01/24	9
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
13,273		VAR, 0.511%, 01/01/23	13,268
39,127		VAR, 0.521%, 01/01/23	39,113
20,715		VAR, 0.531%, 01/01/23	20,891
23,500		VAR, 0.541%, 05/01/24 - 12/01/24	23,502
15,156		VAR, 0.551%, 11/01/21 - 02/01/23	15,158
6,500		VAR, 0.552%, 03/01/30 (w)	6,504
6,953		VAR, 0.561%, 01/01/23	7,009
27,790		VAR, 0.601%, 10/01/22 - 07/01/24	27,804
10,762		VAR, 0.611%, 09/01/22	10,828
3,994		VAR, 0.628%, 08/01/22	4,001
7,327		VAR, 0.631%, 11/01/23	7,384
8,125		VAR, 0.641%, 12/01/23	8,182
4,974		VAR, 0.671%, 10/01/20	4,980
6,278		VAR, 0.771%, 03/01/22	6,287
14,255		VAR, 0.791%, 12/01/20	14,250
8,446		VAR, 0.971%, 03/01/22	8,443
185		VAR, 2.250%, 08/01/34	197
5,161		VAR, 6.070%, 11/01/18	5,418
7,228		1.470%, 12/01/19	7,130
7,174		1.500%, 01/01/20	7,078
12,854		1.580%, 01/01/20	12,730
8,968		1.690%, 12/01/19	8,872
6,798		1.800%, 12/01/19	6,800
19,948		1.940%, 01/01/17 - 07/01/19	20,006
13,452		2.000%, 12/01/20	13,416
80,712		2.010%, 06/01/20	80,810
42,778		2.030%, 08/01/19	43,179
17,644		2.140%, 04/01/19	17,934
4,393		2.150%, 01/01/23	4,368
8,532		2.190%, 05/01/19	8,685
6,446		2.200%, 07/01/19	6,561
5,812		2.240%, 12/01/22	5,815
9,227		2.280%, 12/01/22	9,215

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,437	2.320%, 12/01/22	3,443
15,415	2.330%, 01/01/23	15,442
21,224	2.340%, 12/01/22	21,274
12,316	2.340%, 01/01/23	12,345
13,452	2.370%, 07/01/19	13,802
23,193	2.370%, 11/01/22 - 01/01/23	23,301
7,772	2.380%, 11/01/22	7,814
4,471	2.380%, 12/01/22	4,495
15,343	2.390%, 10/01/22 - 12/01/22	15,437
18,185	2.395%, 01/01/22	18,480
14,178	2.400%, 12/01/22	14,196
26,060	2.400%, 01/01/23 - 02/01/23	26,114
5,389	2.410%, 11/01/22	5,408
10,546	2.420%, 12/01/22	10,587
8,099	2.420%, 06/01/23	8,111
16,286	2.440%, 11/01/22 - 01/01/23	16,368
14,188	2.450%, 06/01/19	14,568
29,958	2.450%, 11/01/22 - 02/01/23	30,085
3,428	2.470%, 09/01/22	3,457
4,484	2.470%, 11/01/22	4,497
11,203	2.490%, 10/01/17 - 03/01/23	11,381
12,555	2.500%, 04/01/23	12,692
8,251	2.510%, 01/01/23	8,268
8,751	2.520%, 10/01/22	8,849
28,698	2.520%, 05/01/23	28,847
2,690	2.540%, 05/01/23	2,717
14,858	2.550%, 11/01/22	15,043
5,381	2.570%, 10/01/22	5,457
5,000	2.590%, 11/01/21	5,108
7,641	2.600%, 06/01/22	7,802
6,940	2.600%, 01/01/23	7,045
7,923	2.610%, 07/01/22	8,063
5,201	2.620%, 10/01/17	5,364
8,000	2.630%, 11/01/21	8,197
5,941	2.635%, 10/01/22	6,048
3,167	2.640%, 04/01/23	3,219
3,587	2.640%, 07/01/23	3,644
8,968	2.650%, 08/01/22	9,121
23,886	2.660%, 12/01/22 - 06/01/23	24,375
5,426	2.670%, 07/01/22	5,547
10,673	2.670%, 07/01/22	10,899
12,396	2.690%, 10/01/17 - 07/01/22	12,766
14,604	2.700%, 04/01/22	14,992
10,000	2.700%, 04/01/25 (w)	10,097
5,665	2.703%, 04/01/23	5,798
10,181	2.740%, 05/01/22	10,471
8,524	2.750%, 03/01/22	8,815

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13,945	2.760%, 06/01/22	14,290
19,573	2.764%, 06/01/23	20,170
22,420	2.770%, 05/01/22 - 06/01/23	23,055
9,802	2.820%, 07/01/22	10,100
12,839	2.860%, 05/01/22	13,296
7,191	2.860%, 01/01/25	7,384
16,759	2.900%, 05/01/22 - 12/01/24	17,330
37,000	2.920%, 12/01/24 - 01/01/25	38,102
9,411	2.940%, 05/01/22	9,815
13,500	2.940%, 02/01/27	13,890
9,350	2.960%, 01/01/25	9,652
16,904	2.970%, 01/01/22 - 03/01/22	17,644
19,730	2.980%, 07/01/22	20,563
17,547	2.990%, 02/01/22 - 01/01/25	18,100
34,501	3.000%, 01/01/43 - 02/01/43	35,148
5,927	3.020%, 05/01/22	6,211
8,480	3.030%, 12/01/21	8,889
7,916	3.030%, 01/01/22	8,329
10,762	3.040%, 12/01/18	11,265
13,526	3.050%, 04/01/22 - 01/01/25	14,179
7,497	3.060%, 02/01/22	7,852
12,465	3.080%, 03/01/22 - 04/01/22	13,080
21,636	3.090%, 01/01/22 - 02/01/22	22,760
6,962	3.100%, 05/01/22	7,330
25,303	3.110%, 12/01/24	26,434
26,782	3.120%, 01/01/22 - 02/01/27	28,148
38,000	3.130%, 04/01/30 (w)	38,594
42,237	3.140%, 02/01/22 - 12/01/26	44,230
4,257	3.140%, 02/01/22	4,477
6,400	3.170%, 02/01/30	6,617
17,000	3.190%, 12/01/26	17,798
7,174	3.200%, 01/01/22	7,588
9,190	3.210%, 03/01/22 - 05/01/23	9,700
3,000	3.220%, 12/01/26	3,149
5,182	3.230%, 11/01/20	5,497
20,000	3.240%, 12/01/26	21,037
10,000	3.250%, 09/01/26	10,524
8,000	3.260%, 12/01/26	8,426
6,885	3.270%, 11/01/20	7,333
61,521	3.290%, 10/01/20 - 11/01/26	64,966
5,510	3.300%, 12/01/26	5,823
3,418	3.310%, 12/01/21	3,641
12,455	3.320%, 05/01/22 - 05/01/24	13,178
16,000	3.340%, 02/01/27	17,004
5,675	3.350%, 11/01/20	6,051
7,174	3.360%, 10/01/20	7,650
12,018	3.380%, 01/01/18 - 12/01/23	12,696

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,381	3.390%, 08/01/17	2,501
3,099	3.400%, 10/01/21	3,323
17,147	3.430%, 09/01/20 - 11/01/21	18,345
13,065	3.440%, 12/01/21 - 10/01/26	13,963
25,000	3.450%, 01/01/24	26,736
7,623	3.480%, 12/01/20	8,177
137,225	3.500%, 09/01/20 - 06/01/43	145,084
24,941	3.505%, 09/01/20	26,702
9,000	3.510%, 08/01/23	9,675
5,565	3.520%, 01/01/18	5,882
8,310	3.523%, 12/01/20	8,919
21,195	3.540%, 01/01/18 - 10/01/20	22,623
13,000	3.550%, 02/01/30	13,831
3,921	3.559%, 01/01/21	4,227
19,896	3.570%, 11/01/34	21,557
23,176	3.590%, 10/01/20 - 08/01/23	25,003
8,968	3.590%, 10/01/21	9,700
1,682	3.600%, 09/01/20	1,812
9,465	3.610%, 11/01/34	10,247
5,688	3.630%, 01/01/18 - 10/01/29	6,080
6,124	3.640%, 06/01/18	6,510
5,024	3.640%, 01/01/25	5,445
42,150	3.670%, 07/01/23	45,993
3,149	3.680%, 09/01/20	3,405
3,339	3.700%, 12/01/20	3,611
16,223	3.740%, 07/01/20 - 08/01/20	17,560
4,932	3.740%, 07/01/23	5,388
10,508	3.770%, 01/01/21	11,449
24,123	3.770%, 09/01/21	26,241
6,463	3.780%, 09/01/21	7,052
5,068	3.800%, 03/01/18	5,396
12,437	3.820%, 06/01/17	13,162
7,966	3.830%, 12/01/20	8,687
13,452	3.830%, 12/01/21	14,595
22,745	3.850%, 09/01/20 - 09/01/21	24,827
8,488	3.860%, 07/01/21	9,249
16,996	3.868%, 06/01/18	18,082
10,224	3.870%, 01/01/21	11,160
15,280	3.881%, 09/01/21	16,722
18,682	3.890%, 08/01/20 - 07/01/21	20,407
12,555	3.890%, 09/01/21	13,753
6,121	3.915%, 10/01/20	6,692
5,805	3.920%, 09/01/21	6,371
16,504	3.930%, 07/01/20 - 01/01/21	18,024
8,968	3.940%, 07/01/21	9,813
13,404	3.950%, 07/01/20	14,701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,658	3.960%, 08/01/20	9,475
5,574	3.970%, 06/01/21	6,107
8,968	3.980%, 11/01/16	8,986
4,733	3.990%, 07/01/21	5,199
37,839	4.000%, 04/01/20 - 07/01/42	40,929
6,009	4.020%, 06/01/21	6,617
5,785	4.050%, 01/01/21 - 08/01/21	6,376
8,669	4.060%, 07/01/21	9,590
27,625	4.066%, 07/01/20	30,305
15,842	4.070%, 10/01/21	17,585
6,017	4.100%, 06/01/21	6,672
13,716	4.130%, 11/01/19 - 07/01/20	15,059
6,911	4.130%, 08/01/21	7,674
15,203	4.160%, 03/01/21	16,848
16,670	4.180%, 12/01/19 - 09/01/23	18,653
4,820	4.190%, 06/01/21	5,360
18,140	4.240%, 11/01/19 - 06/01/21	20,176
15,784	4.250%, 04/01/21	17,654
27,880	4.260%, 12/01/19 - 07/01/21	30,980
7,557	4.271%, 06/01/21	8,353
16,494	4.281%, 01/01/20	17,968
7,185	4.297%, 01/01/21	8,009
6,815	4.300%, 08/01/20 - 04/01/21	7,564
8,537	4.317%, 07/01/21	9,550
10,759	4.330%, 02/01/21 - 04/01/21	12,014
16,142	4.340%, 06/01/21	18,052
12,983	4.350%, 04/01/20	14,384
2,437	4.355%, 03/01/20	2,694
13,323	4.360%, 05/01/21	14,932
10,084	4.369%, 02/01/20	11,149
21,204	4.380%, 01/01/21	23,674
17,556	4.381%, 04/01/20	19,514
6,707	4.390%, 05/01/21	7,514
55,153	4.399%, 02/01/20	61,112
2,511	4.400%, 02/01/20	2,787
3,735	4.450%, 01/01/21	4,184
8,071	4.480%, 06/01/21	9,133
24,662	4.500%, 08/01/21	27,855
17,795	4.514%, 12/01/19	19,763
5,397	4.540%, 01/01/20 - 07/01/26	6,084
9,640	4.552%, 08/01/26	10,867
11,117	4.640%, 01/01/21	12,552
10,214	4.664%, 12/01/26	11,529
9,398	4.762%, 08/01/26	10,967
5,981	4.766%, 08/01/26	6,981
2,227	5.000%, 04/01/31 - 12/01/32	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,789	5.240%, 05/01/17	8,336
3,667	5.500%, 03/01/17 - 06/01/39	3,983
10,362	5.895%, 10/01/17	11,391
3,729	6.000%, 02/01/36 - 11/01/48	4,173
2,874	6.500%, 04/01/36 - 05/01/37	3,458
1,646	7.000%, 02/01/36 - 01/01/38	1,903
27	7.500%, 10/01/37	29
216	8.000%, 11/01/37	247
51	10.517%, 04/15/19	57
	Government National Mortgage Association II, 30 Year, Single Family,
10,028	4.250%, 12/20/44	10,779
2,937	5.500%, 09/20/39	3,257
18,082	6.000%, 03/20/28 - 08/20/39	20,627
1,428	6.500%, 07/20/29	1,647
608	7.000%, 08/20/38	697
117	7.500%, 02/20/28 - 09/20/28	143
204	8.000%, 12/20/25 - 09/20/28	242
102	8.500%, 03/20/25 - 05/20/25	118
	Government National Mortgage Association II, Other,
3,272	3.750%, 09/20/38 - 01/20/39	3,447
4,649	4.462%, 05/20/63	5,114
143	6.000%, 11/20/38	154
	Government National Mortgage Association, 15 Year, Single Family,
39	6.000%, 10/15/17	41
48	6.500%, 06/15/17	50
8	8.000%, 01/15/16	8
	Government National Mortgage Association, 30 Year, Single Family,
4,313	5.500%, 04/15/33 - 09/15/34	4,954
123	6.000%, 11/15/28	141
3,443	6.500%, 01/15/24 - 12/15/35	4,070
6,481	7.000%, 08/15/23 - 04/15/37	7,766
1,002	7.500%, 11/15/22 - 10/15/37	1,129
27	8.000%, 07/15/22 - 08/15/28	27
6	8.500%, 03/15/17 - 11/15/17	7
24	9.000%, 08/15/16 - 11/15/24	27
1,193	9.500%, 09/15/18 - 12/15/25	1,337
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $3,955,736)	4,084,875

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,084

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,627

		7,711

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,945

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,876
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,901
21,705	Series 174, Rev., 4.458%, 10/01/62	23,691

		40,468

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	17,298
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[4]	1,135
9,576	Series A, Rev., 4.800%, 06/01/11[3]	10,536

		28,969

	Total Municipal Bonds (Cost $68,900)	82,093

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	29,793
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,368
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,472

	Total Supranational (Cost $45,885)	46,633

U.S. Government Agency Securities — 2.2%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,397
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,420
9,865	5.500%, 07/15/36	13,754
23,765	Federal National Mortgage Association, Zero Coupon, 06/01/17	23,299
	Federal National Mortgage Association STRIPS,
8,071	3.535%, 05/15/30 (n)	4,980
7,707	5.397%, 11/15/21 (n)	6,588
	Financing Corp. STRIPS,
3,506	Zero Coupon, 11/30/17	3,400

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
1,688	Zero Coupon, 04/06/18	1,619
59,680	Zero Coupon, 05/11/18	57,058
6,005	Zero Coupon, 08/03/18	5,710
1,795	Zero Coupon, 03/07/19	1,683
24,034	Zero Coupon, 04/05/19	22,470
27,586	Zero Coupon, 09/26/19	25,419
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,461
5,741	Zero Coupon, 04/01/16	5,666
11,944	Zero Coupon, 04/01/19	11,068
	Residual Funding Corp. STRIPS,
133,349	Zero Coupon, 10/15/19	122,926
216,801	Zero Coupon, 07/15/20	195,438
50,759	Zero Coupon, 10/15/20	45,523
19,730	Zero Coupon, 01/15/21	17,500
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	3,047
8,246	5.250%, 09/15/39	10,670
493	5.500%, 06/15/38	663
7,668	5.880%, 04/01/36	10,667
	Tennessee Valley Authority STRIPS,
3,711	Zero Coupon, 12/15/17	3,579
10,762	Zero Coupon, 05/01/19	9,969
17,495	Zero Coupon, 11/01/25	12,796
3,119	Zero Coupon, 07/15/28	2,031
3,500	Zero Coupon, 12/15/28	2,214
2,242	Zero Coupon, 06/15/35	1,169

	Total U.S. Government Agency Securities (Cost $625,901)	630,184

U.S. Treasury Obligations — 24.3%
	U.S. Treasury Bonds,
22,500	3.500%, 02/15/39	26,413
17,650	4.250%, 05/15/39	23,138
68,590	4.375%, 02/15/38	90,844
58,411	4.500%, 02/15/36	78,727
8,861	4.500%, 05/15/38	11,961
4,094	4.500%, 08/15/39	5,563
34,370	4.750%, 02/15/37	47,807
49,756	5.000%, 05/15/37	71,598
583	5.250%, 11/15/28	790
12,087	5.250%, 02/15/29	16,429
20,688	5.375%, 02/15/31	29,164
12,869	5.500%, 08/15/28	17,774
4,080	6.125%, 11/15/27	5,861
5,249	6.125%, 08/15/29	7,751
6,861	6.250%, 05/15/30	10,352

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,360	6.375%, 08/15/27	4,907
6,547	6.625%, 02/15/27	9,657
3,695	6.750%, 08/15/26	5,457
5,937	7.125%, 02/15/23	8,266
12,546	7.250%, 08/15/22	17,370
50,572	7.500%, 11/15/16	56,554
4,000	7.875%, 02/15/21	5,417
15,674	8.000%, 11/15/21	21,862
14,932	8.125%, 05/15/21	20,582
41,000	8.500%, 02/15/20	54,786
17,000	8.750%, 05/15/20	23,166
54,785	8.750%, 08/15/20	75,394
71,520	8.875%, 08/15/17	85,578
	U.S. Treasury Coupon STRIPS,
4,100	1.758%, 11/15/18 (n)	3,908
107,937	1.849%, 05/15/21 (n)	96,337
54,000	1.866%, 11/15/19 (n)	50,214
26,456	2.049%, 05/15/18 (n)	25,559
32,000	2.144%, 11/15/23 (n)	26,728
132,665	2.326%, 02/15/21 (n)	119,406
25,842	2.355%, 02/15/20 (n)	23,909
74,000	2.392%, 08/15/23 (n)	62,196
84,781	2.426%, 05/15/22 (n)	73,777
191,800	2.542%, 11/15/22 (n)	165,052
118,046	2.587%, 11/15/21 (n)	104,052
248,580	2.629%, 05/15/23 (n)	210,620
169,956	2.653%, 02/15/22 (n)	148,908
80,800	2.699%, 08/15/22 (n)	69,943
54,049	2.728%, 05/15/28 (n)	39,372
71,937	2.796%, 08/15/18 (n)	68,950
348,757	2.825%, 02/15/23 (n)	298,049
18,421	2.924%, 05/15/25 (n)	14,744
17,278	3.014%, 05/15/24 (n)	14,225
41,720	3.051%, 11/15/16 (n)	41,356
200,684	3.064%, 02/15/27 (n)	152,162
72,532	3.099%, 08/15/28 (n)	52,486
85,016	3.113%, 02/15/32 (n)	55,255
189,907	3.116%, 08/15/20 (n)	173,314
14,608	3.156%, 08/15/26 (n)	11,250
16,680	3.166%, 05/15/35 (n)	9,837
59,956	3.199%, 11/15/29 (n)	41,856
36,375	3.210%, 08/15/32 (n)	23,267
79,788	3.225%, 08/15/31 (n)	52,691
87,350	3.236%, 05/15/31 (n)	58,139
21,613	3.262%, 11/15/34 (n)	12,928
38,512	3.268%, 08/15/29 (n)	27,102

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
39,999	3.291%, 05/15/26 (n)	31,006
87,828	3.300%, 11/15/26 (n)	67,125
81,052	3.343%, 02/15/29 (n)	57,728
84,028	3.364%, 11/15/27 (n)	62,213
52,661	3.385%, 08/15/21 (n)	46,720
98,421	3.388%, 11/15/31 (n)	64,424
21,591	3.400%, 08/15/24 (n)	17,639
122,874	3.424%, 05/15/19 (n)	115,603
180,863	3.456%, 08/15/19 (n)	169,437
309,451	3.487%, 05/15/20 (n)	284,248
25,155	3.518%, 08/15/34 (n)	15,132
7,870	3.567%, 05/15/29 (n)	5,571
16,500	3.582%, 02/15/33 (n)	10,388
112,247	3.639%, 05/15/32 (n)	72,413
47,938	3.723%, 11/15/32 (n)	30,454
36,285	3.763%, 08/15/17 (n)	35,550
57,436	3.768%, 11/15/30 (n)	38,832
72,252	3.820%, 02/15/31 (n)	48,763
46,760	3.869%, 11/15/28 (n)	33,601
93,147	3.871%, 02/15/17 (n)	91,989
34,295	3.885%, 11/15/24 (n)	27,828
44,705	3.886%, 05/15/33 (n)	27,948
81,088	3.892%, 08/15/30 (n)	55,498
15,906	3.953%, 02/15/35 (n)	9,441
10,151	3.980%, 02/15/25 (n)	8,179
31,792	4.055%, 02/15/18 (n)	30,838
67,515	4.151%, 02/15/28 (n)	49,529
34,461	4.190%, 08/15/16 (n)	34,224
75,636	4.204%, 05/15/30 (n)	52,153
30,716	4.215%, 02/15/34 (n)	18,787
6,700	4.237%, 02/15/26 (n)	5,243
45,886	4.322%, 08/15/27 (n)	34,218
15,100	4.391%, 05/15/34 (n)	9,153
43,209	4.469%, 11/15/33 (n)	26,697
82,771	4.704%, 11/15/17 (n)	80,650
1,525	4.817%, 08/15/35 (n)	892
111,213	4.902%, 02/15/30 (n)	76,965
20,963	4.970%, 08/15/33 (n)	13,010
17,309	5.671%, 05/15/27 (n)	13,026
1,076	5.747%, 02/15/24 (n)	892
1,054	5.786%, 05/15/36 (n)	604
54,607	8.724%, 02/15/16 (n)	54,496
24	12.827%, 08/15/15 (n)	24
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,758
3,587	2.500%, 01/15/29	5,021
9,066	3.625%, 04/15/28	18,613

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,860
10,000	0.125%, 04/15/19	10,179
20,300	0.125%, 01/15/22	21,243
22,420	0.500%, 04/15/15	24,228
4,260	1.125%, 01/15/21	4,904
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,121
32,000	1.000%, 06/30/19	31,450
20,788	1.000%, 11/30/19	20,325
16,770	1.250%, 10/31/18	16,771
129,801	1.375%, 11/30/18	130,339
6,278	1.375%, 12/31/18	6,297
13,000	1.375%, 02/28/19	13,021
12,000	1.375%, 05/31/20	11,890
51,639	1.500%, 08/31/18	52,172
8,000	1.625%, 07/31/19	8,067
6,000	1.625%, 08/15/22	5,909
24,000	1.750%, 05/15/22	23,876
2,500	2.000%, 11/30/20	2,546
15,000	2.000%, 02/28/21	15,248
55,000	2.000%, 05/31/21	55,812
10,000	2.000%, 08/31/21	10,134
19,000	2.000%, 10/31/21	19,239
14,750	2.000%, 02/15/22	14,942
39,000	2.000%, 02/15/23	39,347
33,368	2.125%, 08/31/20	34,265
21,000	2.125%, 01/31/21	21,509
50,445	2.125%, 08/15/21	51,541
1,794	2.250%, 11/30/17	1,858
19,000	2.500%, 08/15/23	19,868
23,317	2.625%, 01/31/18	24,408
80,991	2.625%, 08/15/20	85,338
34,504	2.625%, 11/15/20	36,318
2,242	2.750%, 11/30/16	2,328
46,175	2.750%, 05/31/17	48,249
12,681	2.750%, 12/31/17	13,313
19,000	2.750%, 02/15/19	20,063
52,451	2.875%, 03/31/18	55,340
29,550	3.125%, 10/31/16	30,822
1,794	3.125%, 01/31/17	1,881
107,041	3.125%, 04/30/17	112,610
180,518	3.125%, 05/15/19	193,309
20,000	3.125%, 05/15/21	21,639
176,535	3.250%, 12/31/16	185,141
54,705	3.250%, 03/31/17	57,633

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
47,007	3.500%, 02/15/18	50,430
17,039	3.625%, 02/15/21	18,908
29,447	4.250%, 11/15/17	32,070
44,128	4.500%, 05/15/17	47,775
8,520	4.625%, 02/15/17	9,185
63,462	4.750%, 08/15/17	69,526
6,500	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/39	3,416

	Total U.S. Treasury Obligations (Cost $6,465,478)	6,908,946

Loan Assignments — 0.3%
	Financials — 0.3%
	Real Estate Management & Development — 0.3%
12,385	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	12,323
2,924	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	2,909
21,607	Progress Residential LP, Revolving Loan, VAR, 3.755%, 09/04/15 (i)	21,499
48,332	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	48,091

	Total Loan Assignments (Cost $85,248)	84,822

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 8.6%
	Investment Company — 8.6%
2,427,905	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $2,427,905)	2,427,905

	Total Investments — 100.1% (Cost $27,289,539)	28,383,959
	Liabilities in Excess of Other Assets — (0.1)%	(18,252)

	NET ASSETS — 100.0%	$28,365,707

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 10.8%
1,153	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.971%, 12/27/22 (e)	1,159
	Accredited Mortgage Loan Trust,
720	Series 2006-1, Class A3, VAR, 0.348%, 04/25/36	714
676	Series 2006-2, Class A3, VAR, 0.321%, 09/25/36	666
329	Ally Auto Receivables Trust, Series 2012-1, Class A4, 1.210%, 07/15/16	329
	American Credit Acceptance Receivables Trust,
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,715
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,030
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,125
	AmeriCredit Automobile Receivables Trust,
112	Series 2012-3, Class A3, 0.960%, 01/09/17	112
908	Series 2012-4, Class A3, 0.670%, 06/08/17	908
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,075
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
419	Series 2003-5, Class A6, SUB, 4.770%, 04/25/33	427
97	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	96
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	714
5	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	5
	Bear Stearns Asset-Backed Securities Trust,
491	Series 2003-SD2, Class 2A, VAR, 2.853%, 06/25/43	490
645	Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	618
912	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	908
1,041	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,043
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,442
	CarFinance Capital Auto Trust,
1,667	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,684

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,524
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,182
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,732
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,969
4,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	4,375
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,889
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	4,550
3,335	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,332
	Centex Home Equity Loan Trust,
192	Series 2001-B, Class A6, 6.360%, 07/25/32	193
379	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	387
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
521	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	535
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,889
12	CNH Equipment Trust, Series 2012-C, Class A3, 0.570%, 12/15/17	12
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e) (i)	75
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,597
	CPS Auto Receivables Trust,
157	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	159
2,061	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,073
539	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	536
	CPS Auto Trust,
703	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	705
420	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	420

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
3,708	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,729
81	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	87
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 0.731%, 04/25/34	276
471	Series 2004-1, Class M1, VAR, 0.921%, 03/25/34	449
57	Series 2004-1, Class M2, VAR, 0.996%, 03/25/34	53
1,457	Series 2004-6, Class M1, VAR, 1.071%, 10/25/34	1,411
5,727	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,725
455	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	459
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,098
509	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	509
1,495	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,495
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,106
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,514
	Federal National Mortgage Association REMIC Trust,
1	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	1
12	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	12
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,992
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,919
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,959
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,468
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,358

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	501
125	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	125
3,965	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	3,986
814	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	882
	GLC II Trust,
4,914	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	4,913
5,617	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	5,617
	GLC Trust,
7,532	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	7,485
3,766	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	3,691
	GMAT Trust,
922	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	929
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,746
750	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	750
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	2,977
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,296
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,267
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	492
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	443
222	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	224
	Honda Auto Receivables Owner Trust,
84	Series 2012-1, Class A4, 0.970%, 04/16/18	84
5,672	Series 2015-1, Class A3, 1.050%, 10/15/18	5,661
	HSBC Home Equity Loan Trust USA,
38	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	38
446	Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	444

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
67	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	67
	Hyundai Auto Receivables Trust,
170	Series 2012-A, Class A4, 0.950%, 12/15/16	170
2,457	Series 2015-A, Class A3, 1.050%, 04/15/19	2,450
	KGS-Alpha Capital Markets LP,
34,311	IO, VAR, 0.862%, 08/25/38	1,276
33,119	Series 2012-4, IO, VAR, 0.616%, 09/25/37	1,485
78	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.521%, 07/25/34 (e)	77
	Long Beach Mortgage Loan Trust,
105	Series 2004-1, Class M3, VAR, 1.221%, 02/25/34	100
15	Series 2004-5, Class M6, VAR, 2.671%, 09/25/34 (i)	13
	LV Tower 52 Issuer LLC,
6,807	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	6,820
1,884	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,884
	Mid-State Capital Corp. Trust,
188	Series 2005-1, Class A, 5.745%, 01/15/40	202
4,467	Series 2005-1, Class M1, 6.106%, 01/15/40	4,833
2,134	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,294
2,590	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,713
1,035	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,102
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.421%, 03/25/33	465
550	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	552
	New Century Home Equity Loan Trust,
907	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	933
610	Series 2005-1, Class M1, VAR, 0.846%, 03/25/35	578
4,297	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,290
10,146	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	9,882

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,393
2,000	Series 2014-1A, Class B, 5.680%, 05/17/18 (e)	2,007
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	9,037
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,544
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	455
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,925
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,229
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,028
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,592
1,080	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.191%, 09/25/34	1,072
589	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	589
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,340
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,769
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/10/20 (e)	5,885
4,531	Series 2015-A, Class B, 5.500%, 02/10/20 (e)	4,531
349	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	343
4,365	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	4,413
267	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.480%, 01/25/36	204
1,227	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,215
1,549	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.251%, 06/25/37	921

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,278
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,989
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,779
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,832
1,138	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,132
15	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.261%, 06/25/37	15
7,503	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	7,479
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,617
	Trafigura Securitisation Finance plc, (Ireland),
1,341	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	1,345
4,195	Series 2014-1A, Class B, VAR, 2.423%, 10/15/21 (e) (i)	4,195
	Truman Capital Mortgage Loan Trust,
13,395	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,207
5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,147
6,645	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	6,634
9,622	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	9,622
1,335	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,225
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,628
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,694
9,962	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	9,873
10,305	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	10,340

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

9,615	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	9,654
4,683	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	4,649
4,342	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,263
2,697	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	2,698
10,380	VOLT XXVII LLC, Series 2014-NPL7, Class A2, VAR, 4.750%, 08/27/57 (e)	10,243
8,333	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	8,349
3,733	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	3,733
	Westgate Resorts LLC,
1,089	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,092
3,926	Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	3,920
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,324
725	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	725

	Total Asset-Backed Securities (Cost $421,419)	418,060

Collateralized Mortgage Obligations — 11.1%
	Agency CMO — 7.7%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
103	Series 23, Class KZ, 6.500%, 11/25/23	116
687	Series 24, Class J, 6.250%, 11/25/23	771
124	Series 31, Class Z, 8.000%, 04/25/24	143
	Federal Home Loan Mortgage Corp. REMIC,
4	Series 11, Class D, 9.500%, 07/15/19	4
6	Series 38, Class D, 9.500%, 05/15/20	7
3	Series 81, Class A, 8.125%, 11/15/20	3
7	Series 84, Class F, 9.200%, 10/15/20	8
4	Series 109, Class I, 9.100%, 01/15/21	5
1	Series 198, Class Z, 8.500%, 09/15/22	1
70	Series 1316, Class Z, 8.000%, 06/15/22	79
21	Series 1343, Class LB, 7.500%, 08/15/22	24
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	10
49	Series 1456, Class Z, 7.500%, 01/15/23	54
318	Series 1543, Class VN, 7.000%, 07/15/23	358
241	Series 1577, Class PV, 6.500%, 09/15/23	267

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
521	Series 1608, Class L, 6.500%, 09/15/23	593
514	Series 1611, Class Z, 6.500%, 11/15/23	576
471	Series 1628, Class LZ, 6.500%, 12/15/23	522
212	Series 1630, Class PK, 6.000%, 11/15/23	235
636	Series 1671, Class I, 7.000%, 02/15/24	707
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	23
43	Series 1695, Class G, HB, IF, 28.323%, 03/15/24	74
29	Series 1710, Class GB, HB, IF, 42.672%, 04/15/24	49
109	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	33
56	Series 2022, Class PE, 6.500%, 01/15/28	65
419	Series 2033, Class K, 6.050%, 08/15/23	461
344	Series 2036, Class PG, 6.500%, 01/15/28	382
58	Series 2089, Class PJ, IO, 7.000%, 10/15/28	9
1,022	Series 2091, Class PG, 6.000%, 11/15/28	1,124
224	Series 2116, Class ZA, 6.000%, 01/15/29	255
66	Series 2148, Class ZA, 6.000%, 04/15/29	75
175	Series 2201, Class C, 8.000%, 11/15/29	203
43	Series 2261, Class ZY, 7.500%, 10/15/30	49
357	Series 2293, Class ZA, 6.000%, 03/15/31	408
1	Series 2297, Class NB, 6.000%, 03/15/16	1
56	Series 2310, Class Z, 6.000%, 04/15/31	64
24	Series 2313, Class LA, 6.500%, 05/15/31	28
205	Series 2325, Class JO, PO, 06/15/31	186
556	Series 2330, Class PE, 6.500%, 06/15/31	620
48	Series 2344, Class QG, 6.000%, 08/15/16	49
35	Series 2368, Class TG, 6.000%, 10/15/16	36
107	Series 2394, Class MC, 6.000%, 12/15/16	110
41	Series 2399, Class PG, 6.000%, 01/15/17	42
300	Series 2410, Class QB, 6.250%, 02/15/32	331
1,796	Series 2427, Class GE, 6.000%, 03/15/32	2,041
1,396	Series 2430, Class WF, 6.500%, 03/15/32	1,614
312	Series 2466, Class DH, 6.500%, 06/15/32	358
948	Series 2530, Class SK, IF, IO, 7.928%, 06/15/29	236
98	Series 2534, Class SI, HB, IF, 20.613%, 02/15/32	147
773	Series 2543, Class YX, 6.000%, 12/15/32	868
476	Series 2557, Class HL, 5.300%, 01/15/33	521
762	Series 2586, Class IO, IO, 6.500%, 03/15/33	114

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
226	Series 2594, Class IV, IO, 7.000%, 03/15/32	37
2	Series 2602, Class BX, 3.500%, 12/15/22	2
536	Series 2610, Class UI, IO, 6.500%, 05/15/33	82
773	Series 2636, Class Z, 4.500%, 06/15/18	810
57	Series 2643, Class SA, HB, IF, 44.382%, 03/15/32	115
42	Series 2650, Class PO, PO, 12/15/32	42
52	Series 2650, Class SO, PO, 12/15/32	51
255	Series 2656, Class AC, 6.000%, 08/15/33	278
656	Series 2656, Class PE, 4.500%, 07/15/18	685
792	Series 2699, Class W, 5.500%, 11/15/33	864
24	Series 2707, Class KJ, 5.000%, 11/15/18	24
705	Series 2733, Class SB, IF, 7.855%, 10/15/33	800
390	Series 2756, Class NA, 5.000%, 02/15/24	417
105	Series 2764, Class S, IF, 13.320%, 07/15/33	126
448	Series 2801, Class JN, 5.000%, 06/15/33	459
824	Series 2845, Class QH, 5.000%, 08/15/34	913
700	Series 2864, Class NS, IF, IO, 6.928%, 09/15/34	45
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,705
136	Series 2934, Class CI, 5.000%, 01/15/34	138
76	Series 2980, Class QB, 6.500%, 05/15/35	85
662	Series 2989, Class TG, 5.000%, 06/15/25	716
140	Series 2990, Class SL, HB, IF, 23.863%, 06/15/34	184
1,584	Series 2994, Class SC, IF, IO, 5.428%, 02/15/33	122
313	Series 2995, Class FT, VAR, 0.422%, 05/15/29	315
1,180	Series 3005, Class ED, 5.000%, 07/15/25	1,309
69	Series 3005, Class PV, IF, 12.458%, 10/15/33	81
691	Series 3028, Class ME, 5.000%, 02/15/34	709
403	Series 3031, Class BN, HB, IF, 21.206%, 08/15/35	582
982	Series 3059, Class B, 5.000%, 02/15/35	1,021
120	Series 3062, Class HE, 5.000%, 01/15/34	121
344	Series 3064, Class OG, 5.500%, 06/15/34	359
8	Series 3068, Class AO, PO, 01/15/35	8
347	Series 3117, Class EO, PO, 02/15/36	328
124	Series 3134, Class PO, PO, 03/15/36	119
141	Series 3138, Class PO, PO, 04/15/36	132

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
601	Series 3152, Class MO, PO, 03/15/36	570
585	Series 3184, Class YO, PO, 03/15/36	526
3,443	Series 3187, Class Z, 5.000%, 07/15/36	3,812
232	Series 3189, Class PC, 6.000%, 08/15/35	237
1,433	Series 3201, Class IN, IF, IO, 6.078%, 08/15/36	194
2,435	Series 3202, Class HI, IF, IO, 6.478%, 08/15/36	444
672	Series 3219, Class PD, 6.000%, 11/15/35	704
579	Series 3274, Class B, 6.000%, 02/15/37	638
226	Series 3292, Class DO, PO, 03/15/37	213
1,178	Series 3305, Class IW, IF, IO, 6.278%, 04/15/37	151
57	Series 3306, Class TB, IF, 2.922%, 04/15/37	59
50	Series 3306, Class TC, IF, 2.382%, 04/15/37	52
154	Series 3331, Class PO, PO, 06/15/37	144
261	Series 3383, Class OP, PO, 11/15/37	246
443	Series 3531, Class SM, IF, IO, 5.928%, 05/15/39	53
87	Series 3542, Class TN, IF, 6.000%, 07/15/36	95
247	Series 3546, Class A, VAR, 1.938%, 02/15/39	249
566	Series 3572, Class JS, IF, IO, 6.628%, 09/15/39	103
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,211
1,541	Series 3609, Class SA, IF, IO, 6.168%, 12/15/39	334
582	Series 3610, Class CA, 4.500%, 12/15/39	627
217	Series 3611, Class PO, PO, 07/15/34	204
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,707
482	Series 3653, Class HJ, 5.000%, 04/15/40	535
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,943
848	Series 3737, Class DG, 5.000%, 10/15/30	936
1,223	Series 3747, Class HI, IO, 4.500%, 07/15/37	89
1,037	Series 3827, Class BD, 4.000%, 08/15/39	1,084
818	Series 3852, Class TP, IF, 5.500%, 05/15/41	882
652	Series 3855, Class AM, 6.500%, 11/15/36	728
586	Series 3890, Class ET, 5.500%, 11/15/23	642
4,913	Series 4030, Class IL, IO, 3.500%, 04/15/27	489
9,781	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,511

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
	Federal Home Loan Mortgage Corp. STRIPS,
332	Series 186, Class PO, PO, 08/01/27	308
8,633	Series 262, Class 35, 3.500%, 07/15/42	9,031
3,581	Series 279, Class 35, 3.500%, 09/15/42	3,806
9,610	Series 323, Class 300, 3.000%, 01/15/44	9,945
8,071	Series 334, 3.000%, 08/15/44	8,243
763	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 1.314%, 10/25/37	740
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,434
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,825
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	651
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,225
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,771
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,161
8,935	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	9,604
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,918
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,094
	Federal National Mortgage Association Grantor Trust,
30,055	Series 2001-T12, Class IO, IO, VAR, 0.538%, 08/25/41	565
989	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,180
847	Series 2002-T19, Class A1, 6.500%, 07/25/42	966
676	Series 2002-T4, Class A2, 7.000%, 12/25/41	778
1,272	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,505
61,443	Series 2002-T4, Class IO, IO, VAR, 0.416%, 12/25/41	945
602	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	687
416	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	475
488	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	581

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
7,979	Series 2004-T3, Class 1IO4, IO, VAR, 0.595%, 02/25/44	162
	Federal National Mortgage Association REMIC,
4	Series 1988-13, Class C, 9.300%, 05/25/18	4
41	Series 1989-72, Class E, 9.350%, 10/25/19	45
2	Series 1989-98, Class H, 11.500%, 12/25/19	2
3	Series 1990-1, Class D, 8.800%, 01/25/20	4
3	Series 1990-110, Class H, 8.750%, 09/25/20	3
3	Series 1990-117, Class E, 8.950%, 10/25/20	3
36	Series 1991-141, Class PZ, 8.000%, 10/25/21	40
17	Series 1992-31, Class M, 7.750%, 03/25/22	19
19	Series 1992-79, Class Z, 9.000%, 06/25/22	22
15	Series 1992-101, Class J, 7.500%, 06/25/22	16
190	Series 1992-200, Class SK, HB, IF, 24.024%, 11/25/22	297
15	Series 1993-23, Class PZ, 7.500%, 03/25/23	17
113	Series 1993-56, Class PZ, 7.000%, 05/25/23	127
63	Series 1993-60, Class Z, 7.000%, 05/25/23	69
121	Series 1993-79, Class PL, 7.000%, 06/25/23	135
216	Series 1993-141, Class Z, 7.000%, 08/25/23	240
98	Series 1993-149, Class M, 7.000%, 08/25/23	111
290	Series 1993-160, Class ZA, 6.500%, 09/25/23	317
37	Series 1993-165, Class SA, IF, 19.445%, 09/25/23	52
4	Series 1993-205, Class H, PO, 09/25/23	4
33	Series 1993-247, Class SM, HB, IF, 27.771%, 12/25/23	56
39	Series 1993-255, Class E, 7.100%, 12/25/23	44
364	Series 1994-29, Class Z, 6.500%, 02/25/24	412
54	Series 1994-65, Class PK, PO, 04/25/24	51
238	Series 1995-4, Class Z, 7.500%, 10/25/22	268
649	Series 1995-19, Class Z, 6.500%, 11/25/23	742
66	Series 1997-11, Class E, 7.000%, 03/18/27	75
245	Series 1997-20, Class D, 7.000%, 03/17/27	284

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
23	Series 1997-27, Class J, 7.500%, 04/18/27	26
690	Series 1997-37, Class SM, IF, IO, 7.829%, 12/25/22	113
379	Series 1997-42, Class EG, 8.000%, 07/18/27	437
327	Series 1997-63, Class ZA, 6.500%, 09/18/27	374
392	Series 1998-66, Class FB, VAR, 0.521%, 12/25/28	395
609	Series 1999-47, Class JZ, 8.000%, 09/18/29	700
230	Series 2000-8, Class Z, 7.500%, 02/20/30	274
247	Series 2001-4, Class PC, 7.000%, 03/25/21	270
295	Series 2001-14, Class Z, 6.000%, 05/25/31	338
388	Series 2001-16, Class Z, 6.000%, 05/25/31	444
315	Series 2001-36, Class ST, IF, IO, 8.329%, 11/25/30	94
817	Series 2001-72, Class SB, IF, IO, 7.329%, 12/25/31	195
1,591	Series 2001-81, Class HE, 6.500%, 01/25/32	1,833
47	Series 2002-11, Class QG, 5.500%, 03/25/17	48
117	Series 2002-19, Class SC, IF, 13.874%, 03/17/32	159
74	Series 2002-55, Class QE, 5.500%, 09/25/17	76
1,927	Series 2002-56, Class PE, 6.000%, 09/25/32	2,202
95	Series 2002-63, Class KC, 5.000%, 10/25/17	99
41	Series 2002-73, Class AN, 5.000%, 11/25/17	43
1,302	Series 2002-86, Class PG, 6.000%, 12/25/32	1,490
332	Series 2003-14, Class EH, IF, IO, 7.429%, 03/25/18	28
826	Series 2003-17, Class EQ, 5.500%, 03/25/23	927
290	Series 2003-18, Class GT, 5.000%, 03/25/18	303
956	Series 2003-22, Class Z, 6.000%, 04/25/33	1,059
1,000	Series 2003-47, Class PE, 5.750%, 06/25/33	1,134
257	Series 2003-64, Class KS, IF, 9.423%, 07/25/18	279
74	Series 2003-64, Class SX, IF, 13.323%, 07/25/33	90

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
21	Series 2003-91, Class SD, IF, 12.215%, 09/25/33	24
80	Series 2003-106, Class WE, 4.500%, 11/25/22	80
172	Series 2004-8, Class GD, 4.500%, 10/25/32	176
314	Series 2004-72, Class F, VAR, 0.671%, 09/25/34	319
51	Series 2005-42, Class PS, IF, 16.573%, 05/25/35	67
26	Series 2005-51, Class MO, PO, 06/25/35	26
2,181	Series 2005-53, Class CS, IF, IO, 6.529%, 06/25/35	527
223	Series 2005-65, Class KO, PO, 08/25/35	203
1,362	Series 2005-72, Class WS, IF, IO, 6.579%, 08/25/35	231
500	Series 2005-84, Class XM, 5.750%, 10/25/35	543
318	Series 2005-87, Class PE, 5.000%, 12/25/33	322
180	Series 2005-90, Class ES, IF, 16.448%, 10/25/35	227
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,162
194	Series 2005-106, Class US, HB, IF, 23.940%, 11/25/35	290
102	Series 2005-116, Class PB, 6.000%, 04/25/34	105
871	Series 2006-9, Class KZ, 6.000%, 03/25/36	987
785	Series 2006-20, Class IB, IF, IO, 6.419%, 04/25/36	108
371	Series 2006-22, Class AO, PO, 04/25/36	348
267	Series 2006-27, Class OH, PO, 04/25/36	253
218	Series 2006-59, Class QO, PO, 01/25/33	216
198	Series 2006-61, Class AP, 6.000%, 08/25/35	208
1,062	Series 2006-77, Class PC, 6.500%, 08/25/36	1,209
461	Series 2006-110, Class PO, PO, 11/25/36	431
568	Series 2006-114, Class HD, 5.500%, 10/25/35	585
328	Series 2006-128, Class PO, PO, 01/25/37	309
380	Series 2007-10, Class Z, 6.000%, 02/25/37	417
436	Series 2007-22, Class SC, IF, IO, 5.909%, 03/25/37	68
11,781	Series 2007-54, Class IB, IF, IO, 6.239%, 06/25/37	1,511
181	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	26

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
454	Series 2007-71, Class GZ, 6.000%, 07/25/47	500
30	Series 2007-100, Class ND, 5.750%, 10/25/35	30
5,615	Series 2007-109, Class YI, IF, IO, 6.279%, 12/25/37	830
2,363	Series 2008-62, Class SM, IF, IO, 6.029%, 07/25/38	343
148	Series 2008-68, Class VK, 5.500%, 03/25/27	149
3,097	Series 2008-91, Class SI, IF, IO, 5.829%, 03/25/38	374
465	Series 2008-93, Class AM, 5.500%, 06/25/37	498
261	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	13
337	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	25
875	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	55
872	Series 2009-29, Class LA, VAR, 1.944%, 05/25/39	852
954	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	127
2,932	Series 2009-89, Class A1, 5.410%, 05/25/35	3,069
1,660	Series 2009-112, Class ST, IF, IO, 6.079%, 01/25/40	240
1,091	Series 2009-112, Class SW, IF, IO, 6.079%, 01/25/40	155
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,549
2,389	Series 2010-35, Class SB, IF, IO, 6.249%, 04/25/40	386
440	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	24
739	Series 2010-49, Class SC, IF, 12.318%, 03/25/40	850
2,647	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	408
574	Series 2010-111, Class AE, 5.500%, 04/25/38	616
801	Series 2011-19, Class ZY, 6.500%, 07/25/36	915
1,035	Series 2011-22, Class MA, 6.500%, 04/25/38	1,157
6,669	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	769

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,542	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,744
19,771	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,866
17	Series G-29, Class O, 8.500%, 09/25/21	20
7	Series G92-30, Class Z, 7.000%, 06/25/22	8
19	Series G92-62, Class B, PO, 10/25/22	18
	Federal National Mortgage Association REMIC Trust,
534	Series 2001-W3, Class A, VAR, 6.917%, 09/25/41	610
6,348	Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	118
11,860	Series 2002-W7, Class IO1, IO, VAR, 0.926%, 06/25/29	382
217	Series 2003-W4, Class 2A, VAR, 6.371%, 10/25/42	253
24,840	Series 2004-W11, Class 1IO1, IO, VAR, 0.357%, 05/25/44	291
703	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	742
	Federal National Mortgage Association STRIPS,
1,810	Series 203, Class 2, IO, 8.000%, 02/25/23	404
306	Series 266, Class 2, IO, 7.500%, 08/25/24	66
1,740	Series 313, Class 1, PO, 1.615%, 06/25/31 (n)	1,581
364	Series 348, Class 30, IO, 5.500%, 12/25/18	26
349	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	25
333	Series 356, Class 42, IO, 5.500%, 12/25/19	29
549	Series 380, Class S36, IF, IO, 7.729%, 07/25/37	102
325	Series 383, Class 68, IO, 6.500%, 09/25/37	65
478	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	95
170	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	33
	Federal National Mortgage Association Trust,
23	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	26
317	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	345
607	Series 2004-W2, Class 1A, 6.000%, 02/25/44	661
161	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	184
418	Series 2004-W8, Class 3A, 7.500%, 06/25/44	491

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
769	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	864
654	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	748
	Government National Mortgage Association,
92	Series 1997-7, Class ZA, 9.000%, 05/16/27	106
18	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	21
191	Series 2000-9, Class Z, 8.000%, 06/20/30	228
1,567	Series 2002-4, Class TD, 7.000%, 01/20/32	1,764
972	Series 2002-13, Class QA, IF, IO, 7.878%, 02/16/32	240
30	Series 2002-47, Class HM, 6.000%, 07/16/32	35
2,850	Series 2002-68, Class SC, IF, IO, 5.528%, 10/16/32	503
1,426	Series 2002-84, Class PH, 6.000%, 11/16/32	1,627
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,326
156	Series 2003-52, Class SB, IF, 11.249%, 06/16/33	189
690	Series 2003-79, Class PV, 5.500%, 10/20/23	719
2,581	Series 2003-101, Class SK, IF, IO, 6.388%, 10/17/33	539
240	Series 2004-2, Class SA, IF, 19.907%, 01/16/34	403
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,268
3,162	Series 2004-59, Class SG, IF, IO, 6.327%, 07/20/34	480
29	Series 2004-73, Class AE, IF, 14.500%, 08/17/34	34
1,509	Series 2004-86, Class SP, IF, IO, 5.927%, 09/20/34	220
1,075	Series 2004-90, Class SI, IF, IO, 5.927%, 10/20/34	161
2,184	Series 2004-105, Class SN, IF, IO, 5.927%, 12/20/34	342
178	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	28
2,177	Series 2006-23, Class S, IF, IO, 6.327%, 01/20/36	224
1,996	Series 2006-26, Class S, IF, IO, 6.327%, 06/20/36	292
474	Series 2006-33, Class PK, 6.000%, 07/20/36	530

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,696	Series 2007-7, Class EI, IF, IO, 6.027%, 02/20/37	434
1,315	Series 2007-9, Class CI, IF, IO, 6.027%, 03/20/37	172
2,084	Series 2007-16, Class KU, IF, IO, 6.477%, 04/20/37	353
177	Series 2007-17, Class JO, PO, 04/16/37	169
1,119	Series 2007-22, Class PK, 5.500%, 04/20/37	1,280
2,646	Series 2007-24, Class SA, IF, IO, 6.337%, 05/20/37	366
657	Series 2007-26, Class SC, IF, IO, 6.027%, 05/20/37	78
549	Series 2007-67, Class SI, IF, IO, 6.337%, 11/20/37	81
131	Series 2008-29, Class PO, PO, 02/17/33	126
226	Series 2008-34, Class OC, PO, 06/20/37	176
982	Series 2008-40, Class PS, IF, IO, 6.328%, 05/16/38	152
1,801	Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	328
104	Series 2008-43, Class NA, 5.500%, 11/20/37	109
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,888
4,136	Series 2008-50, Class SA, IF, IO, 6.057%, 06/20/38	531
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,711
1,397	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	206
2,529	Series 2009-16, Class SJ, IF, IO, 6.627%, 05/20/37	370
1,200	Series 2009-72, Class SM, IF, IO, 6.078%, 08/16/39	157
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	86
1,682	Series 2009-77, Class CS, IF, IO, 6.828%, 06/16/38	172
448	Series 2009-79, Class OK, PO, 11/16/37	429
370	Series 2009-81, Class A, 5.750%, 09/20/36	410
666	Series 2009-83, Class TS, IF, IO, 5.927%, 08/20/39	75
1,258	Series 2009-106, Class XL, IF, IO, 6.577%, 06/20/37	164
1,685	Series 2010-4, Class SB, IF, IO, 6.328%, 08/16/39	177
40	Series 2010-14, Class DO, PO, 03/20/36	39

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
203	Series 2010-14, Class QP, 6.000%, 12/20/39	215
666	Series 2010-31, Class SK, IF, IO, 5.927%, 11/20/34	103
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,741
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,571
1,108	Series 2010-157, Class OP, PO, 12/20/40	954
10,994	Series 2012-H11, Class FA, VAR, 0.868%, 02/20/62	11,106
5,042	Series 2013-H04, Class BA, 1.650%, 02/20/63	5,021
8,745	Series 2013-H20, Class FB, VAR, 1.168%, 08/20/63	8,948
10,561	Series 2013-H23, Class FA, VAR, 1.468%, 09/20/63	10,964
10,000	Series 2015-H02, Class HA, 2.500%, 01/30/65	10,211
206	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	208
	Vendee Mortgage Trust,
725	Series 1996-2, Class 1Z, 6.750%, 06/15/26	837
1,866	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,173
261	Series 1999-1, Class 2Z, 6.500%, 01/15/29	297

		298,320

	Non-Agency CMO — 3.4%
190	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.401%, 09/25/35	183
1,568	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,553
	Alternative Loan Trust,
144	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	153
1,349	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,430
3	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	3
681	Series 2005-23CB, Class A2, 5.500%, 07/25/35	660
3,513	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,200
1,172	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,079
93	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	95
294	Series 2006-26CB, Class A9, 6.500%, 09/25/36	258

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	American General Mortgage Loan Trust,
428	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	442
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	776
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	315
	Banc of America Alternative Loan Trust,
352	Series 2003-11, Class 2A1, 6.000%, 01/25/34	367
726	Series 2004-1, Class 1A1, 6.000%, 02/25/34	773
260	Series 2004-6, Class 4A1, 5.000%, 07/25/19	267
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,402
178	Series 2005-7, Class 30PO, PO, 11/25/35	134
994	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	992
	Banc of America Mortgage Trust,
613	Series 2003-3, Class 1A7, 5.500%, 05/25/33	632
286	Series 2003-4, Class 1B1, 5.500%, 06/25/33	267
83	Series 2003-7, Class A2, 4.750%, 09/25/18	84
101	Series 2004-2, Class 2A4, 5.500%, 03/25/34	99
258	Series 2004-5, Class 3A3, 5.000%, 06/25/19	263
85	Series 2004-5, Class 4A1, 4.750%, 06/25/19	86
79	Series 2004-8, Class XPO, PO, 10/25/34	67
1	Series 2004-11, Class 15PO, PO, 01/25/20	1
432	Series 2004-F, Class 1A1, VAR, 2.551%, 07/25/34	436
51	Series 2005-1, Class 15PO, PO, 02/25/20	46
381	Series 2005-1, Class 1A17, 5.500%, 02/25/35	356
274	Series 2005-1, Class 2A1, 5.000%, 02/25/20	281
46	Series 2005-10, Class 15PO, PO, 11/25/20	39
62	Series 2005-11, Class 15PO, PO, 12/25/20	57
	BCAP LLC Trust,
127	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	132
574	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	583
303	Series 2010-RR7, Class 16A1, VAR, 0.814%, 02/26/47 (e)	301

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
213	Series 2010-RR8, Class 3A3, VAR, 5.089%, 05/26/35 (e)	213
1,320	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,344
165	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	165
4	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.751%, 03/25/31	4
	CAM Mortgage Trust,
1,110	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	1,111
1,560	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,568
2,823	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	2,850
	CHL Mortgage Pass-Through Trust,
63	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	63
424	Series 2004-3, Class A25, 5.750%, 04/25/34	431
537	Series 2004-4, Class A13, 5.250%, 05/25/34	548
588	Series 2004-5, Class 2A9, 5.250%, 05/25/34	608
421	Series 2004-8, Class 2A1, 4.500%, 06/25/19	434
296	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	302
1,059	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,081
840	Series 2005-22, Class 2A1, VAR, 2.448%, 11/25/35	711
123	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	127
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,391
399	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	406
362	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	371
	Citigroup Mortgage Loan Trust, Inc.,
16	Series 2003-UST1, Class PO3, PO, 12/25/18	15
190	Series 2004-HYB4, Class AA, VAR, 0.501%, 12/25/34	165
323	Series 2004-UST1, Class A3, VAR, 2.137%, 08/25/34	322

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
—	(h)	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	—	(h)
		Credit Suisse First Boston Mortgage Securities Corp.,
158		Series 2003-29, Class 8A1, 6.000%, 11/25/18	165
1,356		Series 2004-4, Class 5A4, IF, IO, 7.379%, 08/25/34	233
518		Series 2005-1, Class 1A16, 5.500%, 02/25/35	535
109		Series 2005-7, Class 5A1, 4.750%, 08/25/20	109
330		Series 2005-10, Class 10A4, 6.000%, 11/25/35	231
700		Series 2005-10, Class 6A13, 5.500%, 11/25/35	630
237		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	245
235		CSMC, Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	235
		CSMC Trust,
1,500		Series 2010-16, Class A3, VAR, 3.151%, 06/25/50 (e)	1,517
3,664		Series 2010-11R, Class A6, VAR, 1.171%, 06/28/47 (e)	3,518
70		Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	50
393		DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	396
310		FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	312
849		First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.196%, 09/25/34	829
		First Horizon Mortgage Pass-Through Trust,
698		Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	698
275		Series 2004-AR7, Class 2A2, VAR, 2.572%, 02/25/35	275
		GMACM Mortgage Loan Trust,
381		Series 2003-J10, Class A1, 4.750%, 01/25/19	382
234		Series 2004-J5, Class A7, 6.500%, 01/25/35	244
400		Series 2005-AR3, Class 3A4, VAR, 2.797%, 06/19/35	394

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	GSR Mortgage Loan Trust,
254	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	261
470	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	484
390	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	417
299	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	311
83	Series 2005-5F, Class 8A1, VAR, 0.671%, 06/25/35	80
48	Series 2005-5F, Class 8A3, VAR, 0.671%, 06/25/35	46
424	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	397
3,465	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,401
	Impac CMB Trust,
983	Series 2004-10, Class 3A1, VAR, 0.871%, 03/25/35	945
607	Series 2004-10, Class 3A2, VAR, 0.971%, 03/25/35	471
16	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	17
	JP Morgan Mortgage Trust,
914	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	944
907	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	922
520	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	527
784	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	786
598	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	599
194	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	197
234	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	234
186	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	187
	MASTR Alternative Loan Trust,
204	Series 2003-7, Class 4A3, 8.000%, 11/25/18	213
152	Series 2003-8, Class 3A1, 5.500%, 12/25/33	162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
265	Series 2003-9, Class 5A1, 4.500%, 12/25/18	270
768	Series 2004-6, Class 6A1, 6.500%, 07/25/34	787
766	Series 2004-6, Class 7A1, 6.000%, 07/25/34	780
103	Series 2004-7, Class 30PO, PO, 08/25/34	79
68	Series 2004-7, Class 3A1, 6.500%, 08/25/34	72
331	Series 2004-8, Class 6A1, 5.500%, 09/25/19	342
467	Series 2004-10, Class 1A1, 4.500%, 09/25/19	475
145	Series 2004-11, Class 8A3, 5.500%, 10/25/19	148
24	Series 2005-1, Class 5A1, 5.500%, 01/25/20	26
	MASTR Asset Securitization Trust,
30	Series 2003-6, Class 8A1, 5.500%, 07/25/33	31
139	Series 2003-10, Class 3A1, 5.500%, 11/25/33	145
38	Series 2003-11, Class 10A1, 5.000%, 12/25/18	38
68	Series 2003-11, Class 3A1, 4.500%, 12/25/18	69
28	Series 2004-6, Class 15PO, PO, 07/25/19	27
205	Series 2004-6, Class 3A1, 5.250%, 07/25/19	208
102	Series 2004-6, Class 4A1, 5.000%, 07/25/19	103
30	Series 2004-8, Class PO, PO, 08/25/19	28
56	Series 2004-10, Class 1A1, 4.500%, 10/25/19	58
529	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	570
192	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	154
	Merrill Lynch Mortgage Investors Trust,
471	Series 2004-C, Class A2, VAR, 0.957%, 07/25/29	444
541	Series 2004-D, Class A3, VAR, 2.099%, 09/25/29	540
	Morgan Stanley Mortgage Loan Trust,
727	Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	767
341	Series 2004-7AR, Class 2A6, VAR, 2.423%, 09/25/34	341

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
299	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.811%, 02/25/35	292
230	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	232
479	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.460%, 02/25/35	479
1	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	1
1,023	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,081
349	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	366
	RALI Trust,
270	Series 2003-QS14, Class A1, 5.000%, 07/25/18	274
1,780	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,880
520	Series 2004-QS3, Class CB, 5.000%, 03/25/19	533
3,923	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,637
	Residential Asset Securitization Trust,
376	Series 2003-A8, Class A1, 3.750%, 10/25/18	377
247	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	219
	RFMSI Trust,
160	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	161
358	Series 2005-SA4, Class 1A1, VAR, 2.733%, 09/25/35	299
2,462	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,323
65	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	66
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
1,145	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	1,106
	Springleaf Mortgage Loan Trust,
1,442	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	1,460
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	10,198
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,908

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
359	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	359
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,294
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,251
1,745	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,743
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,206
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,125
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,197
	Structured Adjustable Rate Mortgage Loan Trust,
483	Series 2004-14, Class 1A, VAR, 2.469%, 10/25/34	493
315	Series 2005-5, Class A1, VAR, 0.401%, 05/25/35	314
147	Series 2005-5, Class A2, VAR, 0.401%, 05/25/35	146
	Structured Asset Securities Corp.,
1,811	Series 2003-37A, Class 1A, VAR, 2.589%, 12/25/33	1,791
297	Series 2003-37A, Class 2A, VAR, 3.667%, 12/25/33	298
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,543	Series 2003-26A, Class 3A5, VAR, 2.438%, 09/25/33	3,531
351	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	358
182	Series 2004-7, Class 2A1, VAR, 5.512%, 05/25/24	188
	WaMu Mortgage Pass-Through Certificates Trust,
55	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	55
477	Series 2003-AR8, Class A, VAR, 2.383%, 08/25/33	490
320	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	329
10	Series 2003-S4, Class 3A, 5.500%, 06/25/33	10
144	Series 2004-AR3, Class A1, VAR, 2.368%, 06/25/34	145
1,328	Series 2004-AR3, Class A2, VAR, 2.368%, 06/25/34	1,340

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
241	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	248
247	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	259
1,278	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,338
129	Series 2005-AR2, Class 2A21, VAR, 0.501%, 01/25/45	119
1,260	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,163
778	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	821
367	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	361
	Wells Fargo Mortgage-Backed Securities Trust,
351	Series 2003-17, Class 2A9, PO, 01/25/34	311
547	Series 2003-D, Class A1, VAR, 2.490%, 02/25/33	544
243	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	243
142	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	142
214	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	201
190	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	193
262	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	268
638	Series 2004-K, Class 1A2, VAR, 2.616%, 07/25/34	640
65	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	65
225	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	220
800	Series 2004-U, Class A1, VAR, 2.564%, 10/25/34	800
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,197
872	Series 2005-AR16, Class 2A1, VAR, 2.602%, 02/25/34	884
4,855	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	4,890

		130,658

	Total Collateralized Mortgage Obligations (Cost $416,736)	428,978

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 6.5%
	A10 Securitization LLC,
191	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	191
734	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	736
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,000
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,050
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,049
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,183
2,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	2,333
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,022
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	494
2,953	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,090
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,714
4,000	Series 2007-2, Class AM, VAR, 5.638%, 04/10/49	4,311
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.303%, 11/10/42	1,728
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,055
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,006
847	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	856
468	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.594%, 06/24/50 (e)	495
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,057
	Bear Stearns Commercial Mortgage Securities Trust,
27	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	27
2,451	Series 2006-PW11, Class A4, VAR, 5.435%, 03/11/39	2,517
72	Series 2006-PW12, Class A4, VAR, 5.701%, 09/11/38	75

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

235	Series 2006-T24, Class A4, 5.537%, 10/12/41	247
4,000	Series 2007-PW16, Class AM, VAR, 5.707%, 06/11/40	4,349
5,700	Series 2007-PW17, Class AMFL, VAR, 0.835%, 06/11/50 (e)	5,585
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,685
20,418	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.108%, 05/15/35	523
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.226%, 07/15/44	7,868
500	Series 2005-CD1, Class AM, VAR, 5.226%, 07/15/44	509
75,584	Series 2007-CD4, Class XC, IO, VAR, 0.373%, 12/11/49 (e)	477
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.568%, 12/15/47 (e)	5,556
	COBALT CMBS Commercial Mortgage Trust,
3,201	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,362
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,585
	COMM Mortgage Trust,
1,975	Series 2012-CR2, Class XA, IO, VAR, 1.901%, 08/15/45	193
7,000	Series 2013-CR9, Class D, VAR, 4.259%, 07/10/45 (e)	6,699
	Commercial Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,509
7,402	Series 2006-GG7, Class AM, VAR, 5.787%, 07/10/38	7,766
18,915	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.177%, 06/25/40 (e)	2,434
	Credit Suisse Commercial Mortgage Trust,
1,434	Series 2006-C2, Class A3, VAR, 5.684%, 03/15/39	1,477
120,764	Series 2007-C2, Class AX, IO, VAR, 0.078%, 01/15/49 (e)	285
	Credit Suisse First Boston Mortgage Securities Corp.,
1,849	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	1,910
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,327

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
5,000	CSMC Trust, Series 2014-ICE, Class C, VAR, 1.800%, 04/15/27 (e)	5,000
18,372	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.384%, 07/10/44 (e)	843
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	16,163
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,672
74,343	Series K708, Class X1, IO, VAR, 1.503%, 01/25/19	3,812
514	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	521
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,043
	GS Mortgage Securities Trust,
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	474
5,000	Series 2011-GC5, Class D, VAR, 5.308%, 08/10/44 (e)	5,336
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	837
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.380%, 08/12/37	2,500
48,332	Series 2005-CB11, Class X1, IO, VAR, 0.147%, 08/12/37 (e)	56
2,000	Series 2005-CB13, Class A4, VAR, 5.247%, 01/12/43	2,031
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	201
217,133	Series 2005-LDP5, Class X1, IO, VAR, 0.121%, 12/15/44 (e)	166
66,879	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	232
1,235	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,296
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	611
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	957
19,669	Series 2006-LDP8, Class X, IO, VAR, 0.533%, 05/15/45	130
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,007
10,474	Series 2010-C2, Class XA, IO, VAR, 1.839%, 11/15/43 (e)	592

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

21,760	KGS-Alpha SBA COOF Trust, Series 2013-2, Class A, IO, VAR, 1.536%, 03/25/39 (e)	1,224
	LB-UBS Commercial Mortgage Trust,
1,606	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	1,609
394	Series 2006-C1, Class A4, 5.156%, 02/15/31	402
1,014	Series 2006-C4, Class A4, VAR, 5.838%, 06/15/38	1,059
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	589
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,240
4,574	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,867
2,887	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,161
	Merrill Lynch Mortgage Trust,
439	Series 2005-CKI1, Class A6, VAR, 5.274%, 11/12/37	444
1,425	Series 2005-CKI1, Class AM, VAR, 5.274%, 11/12/37	1,456
1,537	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,567
1,750	Series 2005-LC1, Class AJ, VAR, 5.366%, 01/12/44	1,805
2,000	Series 2005-LC1, Class AM, VAR, 5.307%, 01/12/44	2,060
1,755	Series 2006-C1, Class A4, VAR, 5.685%, 05/12/39	1,817
	ML-CFC Commercial Mortgage Trust,
1,580	Series 2006-1, Class A4, VAR, 5.467%, 02/12/39	1,618
235	Series 2006-4, Class A3, 5.172%, 12/12/49	247
101,059	Series 2006-4, Class XC, IO, VAR, 0.635%, 12/12/49 (e)	1,003
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	11,943
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,811
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,101
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	655
1,575	Series 2006-T23, Class AM, VAR, 5.809%, 08/12/41	1,668
70,910	Series 2007-HQ11, Class X, IO, VAR, 0.215%, 02/12/44 (e)	265
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	746

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Morgan Stanley Re-REMIC Trust,
2,541	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,538
797	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	797
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,298
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.168%, 08/25/29 (e)	2,826
4,904	RAIT Trust, Series 2014-FL3, Class B, VAR, 2.822%, 12/15/31 (e)	4,911
1,307	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,341
42	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.556%, 08/15/39	42
	UBS Commercial Mortgage Trust,
5,210	Series 2012-C1, Class D, VAR, 5.543%, 05/10/45 (e)	5,490
8,924	Series 2012-C1, Class XA, IO, VAR, 2.281%, 05/10/45 (e)	1,027
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,283
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,649
17,242	Series 2012-C2, Class XA, IO, VAR, 1.750%, 05/10/63 (e)	1,309
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,369
	Wachovia Bank Commercial Mortgage Trust,
135	Series 2004-C11, Class A5, VAR, 5.189%, 01/15/41	135
204	Series 2006-C25, Class A4, VAR, 5.712%, 05/15/43	210
2,833	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	2,953
85,563	Series 2007-C30, Class XC, IO, VAR, 0.502%, 12/15/43 (e)	770
621	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	621
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,761
6,640	Series 2013-C11, Class D, VAR, 4.182%, 03/15/45 (e)	6,455

	Total Commercial Mortgage-Backed Securities (Cost $249,013)	248,957

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
103	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
302	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	800

	Total Convertible Bonds (Cost $405)	800

Corporate Bonds — 32.3%
	Consumer Discretionary — 3.9%
	Auto Components — 0.3%
575	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	626
47	Dana Holding Corp., 6.750%, 02/15/21	50
1,175	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	1,299
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,083
1,000	5.875%, 02/01/22	1,049
2,015	6.000%, 08/01/20	2,156
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	335
1,180	4.950%, 07/02/64	1,246
890	5.700%, 03/01/41	1,076
1,098	Tenneco, Inc., 5.375%, 12/15/24	1,147

		11,067

	Automobiles — 0.4%
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,547
560	8.500%, 01/18/31	873
	FCA U.S. LLC/CG Co-Issuer, Inc.,
1,792	8.000%, 06/15/19	1,893
1,537	8.250%, 06/15/21	1,716
	General Motors Co.,
1,585	3.500%, 10/02/18	1,632
1,599	4.000%, 04/01/25	1,640
1,500	4.875%, 10/02/23	1,634
1,425	5.000%, 04/01/35	1,539
1,425	5.200%, 04/01/45	1,578
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,034
657	4.250%, 11/15/19 (e)	683
150	5.625%, 02/01/23 (e)	161

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		15,930

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	433

	Diversified Consumer Services — 0.1%
	Service Corp. International,
665	5.375%, 05/15/24	703
963	7.625%, 10/01/18	1,100
2,170	8.000%, 11/15/21	2,561

		4,364

	Hotels, Restaurants & Leisure — 0.4%
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	294
850	Choice Hotels International, Inc., 5.750%, 07/01/22	926
574	Chukchansi Economic Development Authority, 10.250%, 05/30/20 (d) (e)	350
	GLP Capital LP/GLP Financing II, Inc.,
900	4.875%, 11/01/20	940
1,400	5.375%, 11/01/23	1,477
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	456
	MGM Resorts International,
675	10.000%, 11/01/16	753
825	11.375%, 03/01/18	1,002
213	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	213
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	607
1,040	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,071
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	896
895	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	920
858	Vail Resorts, Inc., 6.500%, 05/01/19	886

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
800	5.375%, 03/15/22	841
2,290	5.500%, 03/01/25 (e)	2,304
2,796	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	2,733

		16,669

	Household Durables — 0.3%
400	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	418
1,037	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,073
1,000	D.R. Horton, Inc., 4.375%, 09/15/22	1,000
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,667
286	4.500%, 11/15/19	292
500	4.750%, 11/15/22	510
270	6.950%, 06/01/18	294
1,015	Series B, 12.250%, 06/01/17	1,208
1,124	M/I Homes, Inc., 8.625%, 11/15/18	1,161
565	Meritage Homes Corp., 7.000%, 04/01/22	602
	Standard Pacific Corp.,
207	5.875%, 11/15/24	211
790	8.375%, 01/15/21	913
166	10.750%, 09/15/16	186
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	424
879	5.875%, 02/15/22	973
390	6.750%, 11/01/19	445
324	WCI Communities, Inc., 6.875%, 08/15/21	330

		11,707

	Internet & Catalog Retail — 0.2%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,642
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,370
1,000	4.450%, 02/15/25	1,010
170	5.125%, 07/02/22	181
75	7.375%, 10/15/20 (e)	78
3,012	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,696

		6,977

	Media — 1.8%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	791

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
800	7.750%, 01/20/24	1,032
200	7.850%, 03/01/39	300
147	8.875%, 04/26/23	200
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
2,783	Cablevision Systems Corp., 8.000%, 04/15/20	3,169
1,178	CBS Corp., 3.500%, 01/15/25	1,185
	CCOH Safari LLC,
1,664	5.500%, 12/01/22	1,720
1,090	5.750%, 12/01/24	1,128
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	226
209	Series B, 6.500%, 11/15/22	221
595	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	607
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349
	Comcast Corp.,
2,819	4.200%, 08/15/34	3,055
205	4.750%, 03/01/44	238
850	5.900%, 03/15/16	896
240	6.300%, 11/15/17	272
435	6.500%, 11/15/35	601
177	6.550%, 07/01/39	247
1,069	CSC Holdings LLC, 6.750%, 11/15/21	1,208
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2,202	3.950%, 01/15/25	2,261
530	5.000%, 03/01/21	588
580	6.000%, 08/15/40	654
946	Discovery Communications LLC, 4.950%, 05/15/42	997
	DISH DBS Corp.,
1,385	5.875%, 07/15/22	1,402
2,781	5.875%, 11/15/24	2,767
5,422	6.750%, 06/01/21	5,781
1,861	7.875%, 09/01/19	2,101
	Gannett Co., Inc.,
295	4.875%, 09/15/21 (e)	302
1,184	5.125%, 07/15/20	1,234
585	5.500%, 09/15/24 (e)	608
1,550	6.375%, 10/15/23	1,682
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,376
	iHeartCommunications, Inc.,
340	9.000%, 12/15/19	336
1,500	9.000%, 03/01/21	1,447

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
470	Liberty Interactive LLC, 8.250%, 02/01/30	522
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,250
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,065
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	665
2,352	5.000%, 04/15/22 (e)	2,405
242	Numericable-SFR, (France), 4.875%, 05/15/19 (e)	242
	Numericable-SFR SAS, (France),
2,808	6.000%, 05/15/22 (e)	2,857
207	6.250%, 05/15/24 (e)	213
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	623
95	5.625%, 02/15/24	102
265	Quebecor, Inc., (Canada), 9.750%, 04/15/15 (d)	1
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,056
565	5.875%, 10/01/20 (e)	595
1,652	6.000%, 07/15/24 (e)	1,755
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,045
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,087
280	4.700%, 10/15/19	307
200	6.500%, 07/15/18	228
335	Time Warner Cable, Inc., 7.300%, 07/01/38	437
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	553
1,445	8.375%, 07/15/33	2,081
	Time Warner, Inc.,
365	4.000%, 01/15/22	389
182	5.375%, 10/15/41	212
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
455	5.000%, 01/15/25 (e)	465
400	5.500%, 01/15/23 (e)	422
	Univision Communications, Inc.,
700	6.750%, 09/15/22 (e)	760
250	7.875%, 11/01/20 (e)	269
70	Viacom, Inc., 4.375%, 03/15/43	66
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	254

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,727	5.375%, 06/15/24 (e)	1,817
500	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	523
	Walt Disney Co. (The),
437	1.850%, 05/30/19	440
500	Series B, 5.875%, 12/15/17	562

		69,264

	Multiline Retail — 0.0% (g)
282	Family Tree Escrow LLC, 5.750%, 03/01/23 (e)	297

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	240
747	Claire’s Stores, Inc., 8.875%, 03/15/19	467
500	CST Brands, Inc., 5.000%, 05/01/23	516
1,000	Home Depot, Inc. (The), 2.000%, 06/15/19	1,016
	L Brands, Inc.,
400	5.625%, 02/15/22	442
3,500	5.625%, 10/15/23	3,885
1,600	8.500%, 06/15/19	1,932
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	609
116	5.125%, 11/15/41	139
951	Series B, 7.110%, 05/15/37	1,325
660	Neebo, Inc., 15.000%, 06/30/16 (e)	680
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	470
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	525
1,571	5.750%, 06/01/22	1,673

		13,919

	Textiles, Apparel & Luxury Goods — 0.0% (g)
1,329	PVH Corp., 4.500%, 12/15/22	1,352

	Total Consumer Discretionary	151,979

	Consumer Staples — 1.3%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	362
550	5.750%, 04/01/36	673
280	7.550%, 10/01/30	398
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,003
1,225	3.700%, 02/01/24	1,298
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	495
50	7.750%, 01/15/19	61

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Beverages — continued
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,044
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	619
216	4.250%, 05/01/23	224
396	4.750%, 11/15/24	424
1,165	6.000%, 05/01/22	1,334
200	7.250%, 05/15/17	223
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	593
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,464
365	8.000%, 09/15/22	486
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	671
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	679
	PepsiCo, Inc.,
572	3.000%, 08/25/21	595
70	7.900%, 11/01/18	85

		12,731

	Food & Staples Retailing — 0.3%
68	CVS Health Corp., 5.750%, 06/01/17	75
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,851
	Kroger Co. (The),
215	6.400%, 08/15/17	240
1,162	7.500%, 04/01/31	1,583
300	Series B, 7.700%, 06/01/29	416
430	New Albertsons, Inc., 8.700%, 05/01/30	426
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,597
268	Sysco Corp., 3.000%, 10/02/21	276
182	Walgreen Co., 1.800%, 09/15/17	184
345	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	355
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,025
300	2.550%, 04/11/23	302
1,500	3.625%, 07/08/20	1,621
200	4.300%, 04/22/44	223
160	5.250%, 09/01/35	197
1,000	6.200%, 04/15/38	1,364
260	7.550%, 02/15/30	388

		12,123

	Food Products — 0.6%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	342

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	801
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	160
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	356
800	3.300%, 03/01/22 (e)	830
200	6.000%, 11/27/17 (e)	223
360	6.625%, 09/15/37 (e)	496
1,000	7.350%, 03/06/19 (e)	1,198
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	329
135	3.250%, 09/15/22	134
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,586
	H.J. Heinz Co.,
2,535	4.250%, 10/15/20	2,573
445	4.875%, 02/15/25 (e)	447
153	6.375%, 07/15/28	163
277	H.J. Heinz Finance Co., 6.750%, 03/15/32	296
	JBS USA LLC/JBS USA Finance, Inc.,
1,368	5.875%, 07/15/24 (e)	1,369
816	7.250%, 06/01/21 (e)	858
2,131	7.250%, 06/01/21 (e)	2,244
1,430	8.250%, 02/01/20 (e)	1,511
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	441
488	5.000%, 06/04/42	528
599	6.125%, 08/23/18	681
575	6.875%, 01/26/39	727
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	486
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	610
1,511	5.875%, 08/01/21 (e)	1,592
102	7.750%, 07/01/17	114

		22,095

	Household Products — 0.1%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	586
1,000	6.125%, 08/01/17	1,121
572	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	709
525	Spectrum Brands, Inc., 6.125%, 12/15/24 (e)	565

		2,981

	Tobacco — 0.0% (g)
	Altria Group, Inc.,
250	2.850%, 08/09/22	249

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Tobacco — continued
100	4.250%, 08/09/42	101

		350

	Total Consumer Staples	50,280

	Energy — 4.3%
	Energy Equipment & Services — 0.5%
303	Baker Hughes, Inc., 5.125%, 09/15/40	348
	Diamond Offshore Drilling, Inc.,
1,310	3.450%, 11/01/23	1,260
70	5.875%, 05/01/19	78
280	Exterran Partners LP/EXLP Finance Corp.,
	6.000%, 10/01/22	256
	Halliburton Co.,
250	7.450%, 09/15/39	360
275	7.600%, 08/15/96 (e)	414
700	8.750%, 02/15/21	911
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	445
100	2.600%, 12/01/22	98
98	Noble Holding International Ltd., (Cayman Islands), 4.625%, 03/01/21	91
255	Parker Drilling Co., 6.750%, 07/15/22	209
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	593
208	PHI, Inc., 5.250%, 03/15/19	189
2,893	Pioneer Energy Services Corp., 6.125%, 03/15/22	2,220
	Precision Drilling Corp., (Canada),
699	5.250%, 11/15/24 (e)	594
1,097	6.500%, 12/15/21	1,042
360	6.625%, 11/15/20	350
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	228
1,210	3.650%, 12/01/23	1,293
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	701
1,797	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	1,177
	Transocean, Inc., (Cayman Islands),
1,320	6.375%, 12/15/21	1,165
2,110	6.500%, 11/15/20	1,878
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	591
1,445	Unit Corp., 6.625%, 05/15/21	1,441

		17,932

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 3.8%
	Access Midstream Partners LP/ACMP Finance Corp.,
290	5.875%, 04/15/21	303
3,000	6.125%, 07/15/22	3,214
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	211
278	Anadarko Holding Co., 7.150%, 05/15/28	368
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	409
100	7.950%, 06/15/39	144
225	8.700%, 03/15/19	275
250	ANR Pipeline Co., 9.625%, 11/01/21	336
235	Antero Resources Corp., 5.125%, 12/01/22 (e)	231
	Antero Resources Finance Corp.,
930	5.375%, 11/01/21	937
450	6.000%, 12/01/20	460
775	Apache Corp., 6.900%, 09/15/18	897
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	286
300	5.625%, 06/01/24 (e)	283
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	585
1,545	2.750%, 05/10/23	1,521
385	3.245%, 05/06/22	395
1,800	3.535%, 11/04/24	1,844
612	3.814%, 02/10/24	641
515	4.750%, 03/10/19	567
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	295
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,117
	California Resources Corp.,
505	5.000%, 01/15/20 (e)	463
1,603	5.500%, 09/15/21 (e)	1,463
3,378	6.000%, 11/15/24 (e)	3,011
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	390
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	117
294	4.450%, 09/15/42	267
1,035	6.750%, 11/15/39	1,249
	Chesapeake Energy Corp.,
2,352	4.875%, 04/15/22	2,323
440	5.375%, 06/15/21	445
3,040	5.750%, 03/15/23	3,173

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
888	6.125%, 02/15/21	943
520	6.500%, 08/15/17	554
540	Chevron Corp., 2.355%, 12/05/22	532
	Cimarex Energy Co.,
875	4.375%, 06/01/24	862
440	5.875%, 05/01/22	466
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	401
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,088
	Concho Resources, Inc.,
450	5.500%, 10/01/22	466
945	6.500%, 01/15/22	1,004
1,460	7.000%, 01/15/21	1,569
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	301
	ConocoPhillips,
275	5.750%, 02/01/19	315
750	6.500%, 02/01/39	1,022
410	7.000%, 03/30/29	545
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	413
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22	451
350	6.375%, 03/01/21	352
1,580	8.250%, 04/01/20	1,647
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	397
364	6.125%, 03/01/22	366
236	Devon Energy Corp., 3.250%, 05/15/22	242
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	378
110	Ecopetrol S.A., (Colombia), 5.875%, 05/28/45	105
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	172
	Encana Corp., (Canada),
150	6.500%, 05/15/19	170
215	6.625%, 08/15/37	246
	Energy Transfer Equity LP,
2,000	5.875%, 01/15/24	2,140
495	7.500%, 10/15/20	567
1,196	Energy Transfer Partners LP, 3.600%, 02/01/23	1,190
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,381
841	EnLink Midstream Partners LP, 2.700%, 04/01/19	838
	Enterprise Products Operating LLC,
1,252	2.550%, 10/15/19	1,266

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
582	3.750%, 02/15/25	604
201	4.050%, 02/15/22	215
	EOG Resources, Inc.,
472	2.625%, 03/15/23	467
1,700	4.100%, 02/01/21	1,824
200	6.875%, 10/01/18	234
	EP Energy LLC/Everest Acquisition Finance, Inc.,
1,255	6.875%, 05/01/19	1,286
2,000	7.750%, 09/01/22	2,070
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	336
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,032
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	683
220	7.625%, 04/15/21 (e)	229
1,100	8.000%, 02/15/20 (e)	1,128
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	329
3,500	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	3,343
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	180
400	Reg. S, 5.750%, 04/30/43	331
205	Reg. S, 7.000%, 05/05/20	213
	Kinder Morgan Energy Partners LP,
500	3.950%, 09/01/22	512
3,000	5.500%, 03/01/44	3,201
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,686
565	5.625%, 11/15/23 (e)	634
150	7.000%, 06/15/17	166
	Marathon Oil Corp.,
1,000	2.800%, 11/01/22	977
410	6.000%, 10/01/17	456
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	736
986	4.875%, 12/01/24	1,013
3,000	5.500%, 02/15/23	3,135
324	6.250%, 06/15/22	344
415	6.750%, 11/01/20	439
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	177
195	7.000%, 03/31/24 (e)	190
500	Murphy Oil U.S.A., Inc., 6.000%, 08/15/23	533

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Oil, Gas & Consumable Fuels — continued
	185	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	185
		Newfield Exploration Co.,
	575	5.625%, 07/01/24	599
	625	5.750%, 01/30/22	655
	750	6.875%, 02/01/20	771
	281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21	282
		Noble Energy, Inc.,
	583	3.900%, 11/15/24	602
	286	5.050%, 11/15/44	305
	1,500	5.250%, 11/15/43	1,617
	504	Occidental Petroleum Corp., 2.700%, 02/15/23	497
	875	ONEOK Partners LP, 6.650%, 10/01/36	943
		Peabody Energy Corp.,
	625	6.000%, 11/15/18	569
	325	6.500%, 09/15/20	275
		Penn Virginia Corp.,
	2,000	7.250%, 04/15/19	1,908
	1,000	8.500%, 05/01/20	980
		Pertamina Persero PT, (Indonesia),
	400	5.250%, 05/23/21 (e)	428
	200	6.000%, 05/03/42 (e)	205
	200	Reg. S, 6.500%, 05/27/41	218
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	535
	335	7.875%, 06/15/26	461
		Petroleos Mexicanos, (Mexico),
	10	3.500%, 07/18/18	10
	1,103	4.500%, 01/23/26 (e)	1,127
	220	4.875%, 01/24/22	233
	80	4.875%, 01/18/24	85
	115	5.500%, 01/21/21	126
	1,085	5.625%, 01/23/46 (e)	1,113
	60	6.375%, 01/23/45	67
	120	6.500%, 06/02/41	135
	160	6.625%, 06/15/35	184
	155	6.625%, 06/15/35	178
MXN	355	7.650%, 11/24/21 (e)	25
	30	VAR, 2.277%, 07/18/18	31
	519	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	524
		QEP Resources, Inc.,
	286	5.250%, 05/01/23	280

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
475	5.375%, 10/01/22	469
1,315	6.875%, 03/01/21	1,407
	Range Resources Corp.,
456	5.000%, 08/15/22	466
391	5.000%, 03/15/23	400
200	5.750%, 06/01/21	211
61	6.750%, 08/01/20	64
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	171
1,420	5.000%, 10/01/22	1,505
2,635	5.500%, 04/15/23	2,754
348	5.875%, 03/01/22	380
770	6.500%, 07/15/21	824
	Rosetta Resources, Inc.,
596	5.875%, 06/01/22	572
491	5.875%, 06/01/24	464
1,641	Sabine Oil & Gas Corp., 9.750%, 02/15/17	755
500	Seventy Seven Operating LLC, 6.625%, 11/15/19	401
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	218
	SM Energy Co.,
589	5.000%, 01/15/24	571
427	6.500%, 11/15/21	440
15	6.500%, 01/01/23	16
1,844	6.625%, 02/15/19	1,892
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	349
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	175
200	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 4.750%, 03/13/23	186
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	260
2,179	2.650%, 01/15/24	2,154
373	2.900%, 11/08/20	387
417	3.150%, 01/23/22	434
435	7.150%, 11/15/25	587
1,000	Stone Energy Corp., 7.500%, 11/15/22	950
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	2,061
815	6.850%, 06/01/39	1,089
464	Sunoco Logistics Partners Operations LP,
	4.250%, 04/01/24	486

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	766
125	5.850%, 02/01/37	131
125	6.250%, 02/01/38	137
120	7.750%, 06/01/19	139
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	495
1,250	5.000%, 01/15/18 (e)	1,300
1,840	5.250%, 05/01/23	1,877
300	6.375%, 08/01/22	317
400	6.875%, 02/01/21	425
164	Tesoro Corp., 5.125%, 04/01/24	168
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	311
1,472	5.875%, 10/01/20	1,542
1,400	6.125%, 10/15/21	1,484
282	6.250%, 10/15/22 (e)	299
640	Tosco Corp., 8.125%, 02/15/30	921
	Total Capital International S.A., (France),
206	1.550%, 06/28/17	208
3,165	2.750%, 06/19/21	3,248
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	258
285	2.500%, 08/01/22	279
340	3.750%, 10/16/23	356
1,000	6.200%, 10/15/37	1,248
606	7.250%, 08/15/38	840
	Ultra Petroleum Corp., (Canada),
410	5.750%, 12/15/18 (e)	398
5,493	6.125%, 10/01/24 (e)	5,218
446	Western Gas Partners LP, 5.375%, 06/01/21	498
189	Western Refining, Inc., 6.250%, 04/01/21	188
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,310
200	Williams Partners LP, 3.900%, 01/15/25	199
1,579	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,626
	WPX Energy, Inc.,
224	5.250%, 01/15/17	228
726	5.250%, 09/15/24	692
2,207	6.000%, 01/15/22	2,185

		148,060

	Total Energy	165,992

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — 8.8%
	Banks — 3.6%
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	111
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	713
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	557
	Bank of America Corp.,
525	Series L, 2.600%, 01/15/19	533
143	3.300%, 01/11/23	145
700	3.625%, 03/17/16	719
960	4.000%, 04/01/24	1,014
5,277	4.000%, 01/22/25	5,336
2,400	4.200%, 08/26/24	2,485
598	4.250%, 10/22/26	613
1,540	5.000%, 05/13/21	1,740
1,275	5.625%, 07/01/20	1,467
695	Series L, 5.650%, 05/01/18	772
500	6.400%, 08/28/17	557
1,825	6.500%, 08/01/16	1,957
1,710	6.875%, 04/25/18	1,960
1,500	Series F, 6.975%, 03/07/37	1,880
500	7.800%, 09/15/16	547
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	207
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,283
880	Bank of Nova Scotia (The), (Canada), 1.375%, 12/18/17	880
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	205
980	6.050%, 12/04/17 (e)	1,081
2,508	7.625%, 11/21/22	2,870
	BB&T Corp.,
783	1.600%, 08/15/17	788
1,500	2.450%, 01/15/20	1,522
1,250	3.950%, 04/29/16	1,294
500	5.250%, 11/01/19	563
150	6.850%, 04/30/19	178
300	Capital One Bank USA N.A., 3.375%, 02/15/23	302
2,500	Capital One N.A., 1.500%, 03/22/18	2,479
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,588
1,004	5.000%, 05/15/17	1,044
2,410	5.000%, 08/15/22	2,562
125	5.250%, 03/15/18	132

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
3,998	5.375%, 05/15/20	4,298
1,295	5.500%, 02/15/19 (e)	1,384
1,397	6.625%, 04/01/18 (e)	1,524
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,392
629	3.375%, 03/01/23	642
4,000	3.750%, 06/16/24	4,157
2,625	4.300%, 11/20/26	2,698
227	4.750%, 05/19/15	229
71	5.375%, 08/09/20	81
24	6.000%, 08/15/17	26
838	6.625%, 01/15/28	1,057
645	6.875%, 06/01/25	815
1,115	7.000%, 12/01/25	1,398
1,064	8.500%, 05/22/19	1,324
1,045	Comerica Bank, 5.200%, 08/22/17	1,138
185	Comerica, Inc., 3.000%, 09/16/15	187
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,000	2.250%, 01/14/20	2,008
NOK 16,500	3.500%, 04/18/17	2,250
1,045	4.500%, 01/11/21	1,165
400	Credit Agricole S.A., (France), 2.125%, 04/17/18 (e)	403
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	205
500	Fifth Third Bancorp, 5.450%, 01/15/17	536
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	1,011
650	4.750%, 01/19/21 (e)	733
395	HSBC Bank USA N.A., 6.000%, 08/09/17	434
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,479
415	4.875%, 01/14/22	469
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	205
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,405
200	MFB Magyar Fejlesztesi Bank ZRT, (Hungary), Reg. S, 6.250%, 10/21/20	227
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,749
	MUFG Americas Holdings Corp.,
60	2.250%, 02/10/20	60
65	3.000%, 02/10/25	64

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	890
255	3.750%, 03/02/15 (e)	255
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	219
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,868
886	4.875%, 05/13/21 (e)	971
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,167
625	5.250%, 11/15/15	644
625	5.625%, 02/01/17	673
	Regions Bank,
390	6.450%, 06/26/37	487
250	7.500%, 05/15/18	289
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,416
5,960	1.875%, 02/05/20	5,928
743	2.000%, 10/01/18	753
1,200	2.300%, 07/20/16	1,225
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,562
6,070	6.125%, 12/15/22	6,846
250	Santander UK plc, (United Kingdom),
	5.000%, 11/07/23 (e)	271
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	897
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,528
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,599
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,938
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	576
453	2.250%, 11/05/19	459
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,695
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,230
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,740
515	SUB, 7.574%, 08/01/26	687
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,622
7,565	3.300%, 09/09/24	7,770
150	4.650%, 11/04/44	160
853	5.606%, 01/15/44	1,041

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,665	5.625%, 12/11/17	1,853
1,025	SUB, 3.676%, 06/15/16	1,063
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	841
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,278
942	4.875%, 11/19/19	1,055

		140,804

	Capital Markets — 1.7%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,059
440	2.500%, 01/15/16	448
530	4.600%, 01/15/20	592
	BlackRock, Inc.,
381	3.375%, 06/01/22	398
315	3.500%, 03/18/24	330
978	Series 2, 5.000%, 12/10/19	1,110
1,000	Blackstone Holdings Finance Co. LLC,
	5.875%, 03/15/21 (e)	1,170
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	771
	Credit Suisse, (Switzerland),
889	1.750%, 01/29/18	890
775	3.000%, 10/29/21	790
2,371	3.625%, 09/09/24	2,466
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,562
1,025	3.250%, 01/11/16	1,045
1,360	E*TRADE Financial Corp., 5.375%, 11/15/22	1,435
	Goldman Sachs Group, Inc. (The),
1,354	2.550%, 10/23/19	1,364
704	2.625%, 01/31/19	716
1,276	3.300%, 05/03/15	1,282
961	3.500%, 01/23/25	970
920	3.625%, 02/07/16	943
326	3.700%, 08/01/15	330
3,061	3.850%, 07/08/24	3,198
1,224	4.000%, 03/03/24	1,294
1,191	5.250%, 07/27/21	1,352
819	5.375%, 03/15/20	928
2,165	5.750%, 01/24/22	2,531
2,380	5.950%, 01/18/18	2,653
102	Series D, 6.000%, 06/15/20	119
285	6.150%, 04/01/18	320
965	6.750%, 10/01/37	1,248
205	7.500%, 02/15/19	245

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	797
1,162	Invesco Finance plc, (United Kingdom),
	4.000%, 01/30/24	1,232
200	Israel Electric Corp., Ltd., (Israel), Reg. S,
	5.000%, 11/12/24 (e)	212
	Jefferies Group LLC,
950	6.250%, 01/15/36	988
140	6.450%, 06/08/27	155
325	6.875%, 04/15/21	368
555	8.500%, 07/15/19	663
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	35
1,000	5.750%, 11/17/13 (d)	147
295	8.000%, 08/01/15 (d)	44
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,063
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	739
	Morgan Stanley,
329	1.750%, 02/25/16	331
2,187	2.650%, 01/27/20	2,205
3,652	3.700%, 10/23/24	3,770
198	4.000%, 07/24/15	201
5,117	4.300%, 01/27/45	5,209
867	5.000%, 11/24/25	955
243	5.500%, 07/24/20	278
2,450	5.500%, 07/28/21	2,832
310	5.625%, 09/23/19	352
920	5.750%, 01/25/21	1,070
320	5.950%, 12/28/17	356
1,315	6.000%, 04/28/15	1,326
1,250	6.625%, 04/01/18	1,422
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	650
295	5.875%, 03/15/22 (e)	316
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	200
193	6.700%, 03/04/20	231
740	Northern Trust Co. (The), 5.850%, 11/09/17	827
	State Street Corp.,
459	3.100%, 05/15/23	461
996	3.300%, 12/16/24	1,032
935	3.700%, 11/20/23	1,002

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
	UBS AG, (Switzerland),
1,500	5.125%, 05/15/24	1,558
440	5.750%, 04/25/18	493
262	5.875%, 12/20/17	292

		67,371

	Consumer Finance — 1.5%
1,880	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 5.000%, 10/01/21 (e)	2,042
	Ally Financial, Inc.,
580	4.750%, 09/10/18	603
1,500	6.250%, 12/01/17	1,620
4,202	7.500%, 09/15/20	5,000
921	8.000%, 03/15/20	1,103
1,820	8.000%, 11/01/31	2,348
276	American Express Co., 3.625%, 12/05/24	282
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,918
405	2.375%, 03/24/17	416
861	2.800%, 09/19/16	886
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	456
200	2.125%, 02/28/17 (e)	205
835	7.625%, 10/01/18 (e)	1,001
533	Capital One Financial Corp., 3.500%, 06/15/23	544
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,243
581	2.850%, 06/01/22	591
850	5.450%, 04/15/18	950
206	First Cash Financial Services, Inc., 6.750%, 04/01/21	213
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,609
500	2.875%, 10/01/18	516
687	3.219%, 01/09/22	705
3,700	3.664%, 09/08/24	3,830
505	3.984%, 06/15/16	522
639	4.207%, 04/15/16	659
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	438
625	3.250%, 05/15/18	638
640	4.250%, 05/15/23	671
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,014
400	7.350%, 11/27/32	516

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Consumer Finance — continued
	2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,343
		John Deere Capital Corp.,
	483	1.350%, 01/16/18	483
	418	1.550%, 12/15/17	422
	290	1.700%, 01/15/20	286
	610	2.250%, 04/17/19	620
	559	3.350%, 06/12/24	589
	515	5.350%, 04/03/18	575
		Navient Corp.,
	2,000	5.500%, 01/25/23	1,965
	2,640	6.125%, 03/25/24	2,653
	5,660	8.450%, 06/15/18	6,467
	4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,007
	555	PACCAR Financial Corp., 1.600%, 03/15/17	561
	2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,598

			57,108

		Diversified Financial Services — 0.8%
	2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,620
	950	CME Group, Inc., 3.000%, 09/15/22	980
	1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,080
	525	Countrywide Financial Corp., 6.250%, 05/15/16	555
	802	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	854
EUR	1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,357
		General Electric Capital Corp.,
	633	1.000%, 12/11/15	636
	436	1.600%, 11/20/17	441
	2,195	2.200%, 01/09/20	2,209
JPY	100,000	Series 15BR, 2.215%, 11/20/20	921
	4,671	2.300%, 04/27/17	4,796
	750	3.150%, 09/07/22	781
	294	5.300%, 02/11/21	339
	325	5.500%, 01/08/20	376
	790	5.625%, 05/01/18	888
	3,370	5.875%, 01/14/38	4,378
	1,100	Series A, 6.750%, 03/15/32	1,525
	145	6.875%, 01/10/39	210
	565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	579
	370	MSCI, Inc., 5.250%, 11/15/24 (e)	386
	1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,063

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	221
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	822
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	138
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	426
500	4.300%, 09/22/19	554
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	1,973
300	6.125%, 08/17/26 (e)	381

		30,489

	Insurance — 0.8%
651	Allstate Corp. (The), 3.150%, 06/15/23	665
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,250
150	4.500%, 07/16/44	160
	Aon Corp.,
191	3.500%, 09/30/15	194
240	6.250%, 09/30/40	312
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	496
475	3.000%, 05/15/22	492
1,000	5.400%, 05/15/18	1,130
500	5.750%, 01/15/40	661
315	Chubb Corp. (The), 5.750%, 05/15/18	357
642	CNA Financial Corp., 5.875%, 08/15/20	738
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	812
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,135
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	474
920	7.800%, 03/15/37 (e)	1,104
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	185
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,065
382	3.125%, 04/14/16 (e)	392
160	MetLife, Inc., 6.750%, 06/01/16	172
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	926
200	3.000%, 01/10/23 (e)	203
400	3.650%, 06/14/18 (e)	425

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
649	3.875%, 04/11/22 (e)	692
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	2,046
1,000	9.375%, 08/15/39 (e)	1,603
	New York Life Global Funding,
1,118	1.950%, 02/11/20 (e)	1,115
1,354	2.150%, 06/18/19 (e)	1,360
250	3.000%, 05/04/15 (e)	251
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	434
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	425
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,777
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,483
175	Principal Financial Group, Inc., 8.875%, 05/15/19	220
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	494
744	2.250%, 10/15/18 (e)	760
	Prudential Financial, Inc.,
100	4.600%, 05/15/44	106
205	5.375%, 06/21/20	235
551	VAR, 5.625%, 06/15/43	583
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	457
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	954

		29,343

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	715
200	3.070%, 03/15/23 (e)	199
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	351
	Crown Castle International Corp.,
1,188	4.875%, 04/15/22	1,244
1,793	5.250%, 01/15/23	1,892
1,083	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,132
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,063
300	6.650%, 01/15/18	329
	HCP, Inc.,
564	2.625%, 02/01/20	565
500	5.375%, 02/01/21	561
367	Potlatch Corp., 7.500%, 11/01/19	420

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
492	5.650%, 02/01/20	570
675	6.125%, 05/30/18	766
415	6.750%, 02/01/40	584
	Ventas Realty LP,
448	3.500%, 02/01/25	452
588	3.750%, 05/01/24	603

		12,446

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	424
318	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	308

		732

	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,141

	Total Financials	340,434

	Health Care — 1.7%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,773
640	3.875%, 11/15/21	687
325	5.150%, 11/15/41	373
400	5.375%, 05/15/43	478
289	5.650%, 06/15/42	356
150	5.700%, 02/01/19	171
618	5.750%, 03/15/40	750
300	6.375%, 06/01/37	384
130	6.900%, 06/01/38	176
705	Celgene Corp., 3.625%, 05/15/24	737
546	Gilead Sciences, Inc., 3.500%, 02/01/25	572

		6,457

	Health Care Equipment & Supplies — 0.1%
400	Becton Dickinson and Co., 6.000%, 05/15/39	511
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	369
100	5.000%, 05/15/19	111
385	Hologic, Inc., 6.250%, 08/01/20	403
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	239
717	4.750%, 04/15/23	703
561	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	593

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Medtronic, Inc.,
400	3.150%, 03/15/22 (e)	414
2,137	4.375%, 03/15/35 (e)	2,328
645	Teleflex, Inc., 5.250%, 06/15/24 (e)	653

		6,324

	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	246
180	Amsurg Corp., 5.625%, 11/30/20	187
	Anthem, Inc.,
577	3.125%, 05/15/22	585
1,505	3.300%, 01/15/23	1,543
815	Cardinal Health, Inc., 2.400%, 11/15/19	820
1,250	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,302
1,159	Centene Corp., 4.750%, 05/15/22	1,197
	CHS/Community Health Systems, Inc.,
1,700	5.125%, 08/15/18	1,759
1,025	5.125%, 08/01/21	1,069
600	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	633
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	680
690	4.750%, 10/15/24 (e)	733
346	5.625%, 07/31/19 (e)	378
1,314	5.875%, 01/31/22 (e)	1,475
1,000	6.875%, 07/15/17	1,100
	Fresenius Medical Care U.S. Finance, Inc.,
750	5.750%, 02/15/21 (e)	830
1,250	6.500%, 09/15/18 (e)	1,394
	HCA, Inc.,
947	3.750%, 03/15/19	967
1,050	4.250%, 10/15/19	1,087
680	4.750%, 05/01/23	717
1,610	5.000%, 03/15/24	1,739
950	5.250%, 04/15/25	1,044
2,557	5.875%, 03/15/22	2,874
2,810	6.500%, 02/15/20	3,196
918	HealthSouth Corp., 5.750%, 11/01/24	959
1,265	Laboratory Corp. of America Holdings,
	3.200%, 02/01/22	1,271
	LifePoint Hospitals, Inc.,
1,216	5.500%, 12/01/21	1,292
600	6.625%, 10/01/20	630
460	McKesson Corp., 0.950%, 12/04/15	461

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	308
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	790
244	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	252
	Omnicare, Inc.,
630	4.750%, 12/01/22	658
420	5.000%, 12/01/24	442
	Tenet Healthcare Corp.,
1,703	4.375%, 10/01/21	1,705
1,250	4.500%, 04/01/21	1,256
210	4.750%, 06/01/20	216
1,962	6.000%, 10/01/20	2,134
1,050	6.250%, 11/01/18	1,146
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	855
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	174
482	4.750%, 08/01/22 (e)	506

		42,610

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	628

	Pharmaceuticals — 0.3%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,535
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,118
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,250
425	Hospira, Inc., 5.200%, 08/12/20	481
	Merck & Co., Inc.,
80	1.850%, 02/10/20	80
1,953	2.350%, 02/10/22	1,943
65	2.750%, 02/10/25	65
562	2.800%, 05/18/23	570
55	3.700%, 02/10/45	55
	Novartis Capital Corp.,
705	3.400%, 05/06/24	750
335	4.400%, 04/24/20	376
	Pfizer, Inc.,
800	3.000%, 06/15/23	817
250	6.200%, 03/15/19	292
604	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	699
	Valeant Pharmaceuticals International, Inc., (Canada),
135	6.375%, 10/15/20 (e)	142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
440	6.750%, 08/15/18 (e)	468
555	Wyeth LLC, 5.500%, 02/15/16	581

		11,222

	Total Health Care	67,241

	Industrials — 2.9%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	587
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	425
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	867
145	6.375%, 06/01/19 (e)	168
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	666
1,350	4.750%, 04/15/19 (e)	1,316
217	5.500%, 09/15/18 (e)	221
575	5.750%, 03/15/22 (e)	549
898	6.125%, 01/15/23 (e)	860
1,000	7.750%, 03/15/20 (e)	1,042
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	1,007
228	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	203
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	1,110
20	Northrop Grumman Corp., 3.850%, 04/15/45	20
997	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	1,017
280	Raytheon Co., 3.150%, 12/15/24	288
414	Spirit AeroSystems, Inc., 5.250%, 03/15/22	432
700	Triumph Group, Inc., 4.875%, 04/01/21	682
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,741
735	6.125%, 02/01/19	859

		15,060

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	676
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	354
534	United Parcel Service, Inc., 2.450%, 10/01/22	532

		1,562

	Airlines — 0.2%
949	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	999
942	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	996

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — continued
435	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	483
257	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	288
751	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	834
50	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	59
263	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	296
259	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	278
306	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	340
722	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	841
989	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	1,029
	UAL 2007-1 Pass-Through Trust,
317	Series A, 6.636%, 07/02/22	343
457	Series B, 7.336%, 07/02/19	495

		7,281

	Building Products — 0.2%
	Building Materials Corp. of America,
1,041	5.375%, 11/15/24 (e)	1,072
2,335	6.750%, 05/01/21 (e)	2,510
375	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	384
	Masco Corp.,
2,982	5.950%, 03/15/22	3,347
95	7.125%, 03/15/20	111
643	USG Corp., 5.500%, 03/01/25 (e)	658

		8,082

	Commercial Services & Supplies — 0.5%
	ADT Corp. (The),
361	3.500%, 07/15/22	331
425	4.125%, 04/15/19	431
2,243	4.125%, 06/15/23	2,136
350	5.250%, 03/15/20	367
2,820	6.250%, 10/15/21	3,053
	Clean Harbors, Inc.,
550	5.125%, 06/01/21	562
800	5.250%, 08/01/20	816
	Covanta Holding Corp.,
750	5.875%, 03/01/24	780
1,730	6.375%, 10/01/22	1,864

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Deluxe Corp.,
764	6.000%, 11/15/20	804
600	7.000%, 03/15/19	622
670	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	717
3,910	ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)	3,695
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	579
1,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	865
	Quebecor World Capital Corp., (Canada),
1,160	6.500%, 08/01/27 (d) (i)	3
1,145	6.125%, 01/15/15 (d) (i)	3
	R.R. Donnelley & Sons Co.,
445	6.500%, 11/15/23	473
875	7.625%, 06/15/20	989
75	7.875%, 03/15/21	85
348	Republic Services, Inc., 3.550%, 06/01/22	362
	Waste Management, Inc.,
601	3.125%, 03/01/25	603
294	3.900%, 03/01/35	298

		20,438

	Construction & Engineering — 0.3%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	76
303	2.875%, 05/08/22	309
326	4.375%, 05/08/42	364
	AECOM,
1,200	5.750%, 10/15/22 (e)	1,257
1,550	5.875%, 10/15/24 (e)	1,647
1,730	Dycom Investments, Inc., 7.125%, 01/15/21	1,817
360	Fluor Corp., 3.375%, 09/15/21	374
1,500	MasTec, Inc., 4.875%, 03/15/23	1,421
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,924

		10,189

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	612
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	155
100	7.390%, 12/02/24 (e)	133
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	1,043

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electrical Equipment — continued
170	5.625%, 11/01/24 (e)	182

		2,125

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	500
	General Electric Co.,
425	0.850%, 10/09/15	426
501	2.700%, 10/09/22	511
200	4.500%, 03/11/44	227
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	437
257	3.250%, 11/08/22 (e)	257
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	327
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	274

		2,959

	Machinery — 0.2%
415	Actuant Corp., 5.625%, 06/15/22	430
455	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	455
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	688
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,091
	Caterpillar, Inc.,
198	2.600%, 06/26/22	198
680	3.803%, 08/15/42	683
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19 (e)	842
655	3.625%, 04/15/18	658
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,133
165	Ingersoll-Rand Co., 7.200%, 06/01/25	189
220	Oshkosh Corp., 5.375%, 03/01/25 (e)	225
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	458
440	6.250%, 05/15/38	601

		9,651

	Marine — 0.0% (g)
340	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	318
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,332

		1,650

	Professional Services — 0.1%
	FTI Consulting, Inc.,
244	6.000%, 11/15/22	259

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Professional Services — continued
575	6.750%, 10/01/20	608
1,110	IHS, Inc., 5.000%, 11/01/22 (e)	1,128

		1,995

	Road & Rail — 0.4%
1,058	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	1,151
479	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 06/01/22 (e)	490
320	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	357
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	165
510	4.375%, 09/01/42	542
150	4.550%, 09/01/44	163
220	5.650%, 05/01/17	241
1,150	6.700%, 08/01/28	1,481
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,288
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,857
165	7.250%, 05/15/19	197
280	9.450%, 08/01/21	385
1,075	CSX Corp., 7.375%, 02/01/19	1,290
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	201
250	6.375%, 10/15/17 (e)	281
800	6.700%, 06/01/34 (e)	1,021
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	217
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	185
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	464
1,415	3.250%, 12/01/21	1,472
595	6.000%, 05/23/11[3]	774
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,756
576	Ryder System, Inc., 3.600%, 03/01/16	591
	Union Pacific Corp.,
341	4.163%, 07/15/22	382
283	4.300%, 06/15/42	306
146	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	163

		17,420

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
177	5.125%, 03/15/21	187
213	6.250%, 12/01/19	236
1,885	7.625%, 04/15/20	2,196
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	202
95	GATX Corp., 3.250%, 03/30/25	94
	International Lease Finance Corp.,
850	4.625%, 04/15/21	897
1,675	6.250%, 05/15/19	1,878
3,595	8.250%, 12/15/20	4,467
675	8.625%, 01/15/22	874
	United Rentals North America, Inc.,
300	5.750%, 07/15/18	311
1,220	5.750%, 11/15/24	1,287
1,500	6.125%, 06/15/23	1,609

		14,238

	Total Industrials	112,650

	Information Technology — 1.7%
	Communications Equipment — 0.2%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,101
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	556
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	155
610	5.500%, 01/15/40	764
375	5.900%, 02/15/39	486
100	CommScope, Inc., 5.500%, 06/15/24 (e)	101
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	861
387	6.625%, 05/15/39	449

		5,473

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	650
250	6.000%, 04/01/20	283
100	7.500%, 01/15/27	122
500	Brightstar Corp., 7.250%, 08/01/18 (e)	535
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	224
292	6.000%, 08/15/22	312
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	839
287	Sanmina Corp., 4.375%, 06/01/19 (e)	289

		3,254

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet Software & Services — 0.2%
	eBay, Inc.,
1,741	2.600%, 07/15/22	1,656
750	2.875%, 08/01/21	741
2,500	3.450%, 08/01/24	2,447
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,040
208	5.375%, 01/01/22	217
145	5.750%, 01/01/25	152
290	IAC/InterActiveCorp., 4.875%, 11/30/18	300
716	VeriSign, Inc., 4.625%, 05/01/23	716

		7,269

	IT Services — 0.3%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	449
310	Cardtronics, Inc., 5.125%, 08/01/22 (e)	303
	First Data Corp.,
2,834	6.750%, 11/01/20 (e)	3,039
2,706	11.250%, 01/15/21	3,092
180	12.625%, 01/15/21	215
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
1,599	1.625%, 05/15/20	1,576
250	3.375%, 08/01/23	260
720	4.000%, 06/20/42	724
770	5.875%, 11/29/32	975
650	7.000%, 10/30/25	871
750	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	796
391	Xerox Corp., 4.800%, 03/01/35	389

		12,905

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
565	2.700%, 12/15/22	570
1,239	3.300%, 10/01/21	1,312
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	925
1,400	5.500%, 02/01/25 (e)	1,435
582	5.875%, 02/15/22	615
475	National Semiconductor Corp., 6.600%, 06/15/17	534
	NXP B.V./NXP Funding LLC, (Netherlands),
500	5.750%, 02/15/21 (e)	530
500	5.750%, 03/15/23 (e)	535
462	Texas Instruments, Inc., 1.650%, 08/03/19	457

		6,913

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,214
2,080	6.125%, 09/15/23 (e)	2,301
	Audatex North America, Inc.,
1,552	6.000%, 06/15/21 (e)	1,649
538	6.125%, 11/01/23 (e)	570
655	Intuit, Inc., 5.750%, 03/15/17	712
	Microsoft Corp.,
519	2.125%, 11/15/22	511
55	2.375%, 02/12/22	55
545	3.625%, 12/15/23	593
2,720	3.750%, 02/12/45	2,711
595	4.500%, 10/01/40	664
287	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	296
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,819
785	Series NOTE, 2.800%, 07/08/21	809
780	4.300%, 07/08/34	849
105	4.500%, 07/08/44	118
241	5.375%, 07/15/40	298
1,030	6.500%, 04/15/38	1,412

		16,581

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,078
802	2.150%, 02/09/22	792
1,648	2.400%, 05/03/23	1,633
1,270	2.850%, 05/06/21	1,321
175	3.450%, 02/09/45	165
981	Dell, Inc., 3.100%, 04/01/16	992
	EMC Corp.,
1,000	1.875%, 06/01/18	1,005
780	3.375%, 06/01/23	792
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	565
290	4.375%, 09/15/21	314
250	5.500%, 03/01/18	277
141	6.000%, 09/15/41	160
	NCR Corp.,
343	5.000%, 07/15/22	346
419	5.875%, 12/15/21	434
1,122	6.375%, 12/15/23	1,186

		11,060

	Total Information Technology	63,455

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Materials — 2.8%
	Chemicals — 0.7%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	503
1,875	5.250%, 01/15/45	2,142
	Ashland, Inc.,
453	3.000%, 03/15/16	458
558	3.875%, 04/15/18	581
1,675	4.750%, 08/15/22	1,713
1,500	Axiall Corp., 4.875%, 05/15/23	1,526
370	Basell Finance Co., B.V., (Netherlands),
	8.100%, 03/15/27 (e)	509
1,520	Celanese US Holdings LLC, 4.625%, 11/15/22	1,535
242	Dow Chemical Co. (The), 4.250%, 11/15/20	265
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	730
168	2.800%, 02/15/23	168
1,175	4.900%, 01/15/41	1,309
625	6.500%, 01/15/28	810
	Ecolab, Inc.,
363	1.450%, 12/08/17	362
892	2.250%, 01/12/20	895
424	Huntsman International LLC, 5.125%, 11/15/22 (e)	436
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	640
250	6.000%, 11/15/21	297
	Momentive Performance Materials, Inc.,
625	3.880%, 10/24/21	555
625	8.875%, 10/15/20 (d) (i)	—	(h)
	Monsanto Co.,
301	4.200%, 07/15/34	324
468	4.700%, 07/15/64	517
	Mosaic Co. (The),
429	3.750%, 11/15/21	455
354	4.250%, 11/15/23	383
429	4.875%, 11/15/41	463
364	5.450%, 11/15/33	425
100	5.625%, 11/15/43	120
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	393
210	5.250%, 08/01/23 (e)	221
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	246
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	226
400	Olin Corp., 5.500%, 08/15/22	411

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
	PolyOne Corp.,
750	5.250%, 03/15/23	784
606	7.375%, 09/15/20	643
	Praxair, Inc.,
685	2.650%, 02/05/25	683
375	5.200%, 03/15/17	406
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	579
550	8.250%, 01/15/21 (e)	531
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	530
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,745
	W.R. Grace & Co. - Conn,
300	5.125%, 10/01/21 (e)	310
100	5.625%, 10/01/24 (e)	108

		25,937

	Construction Materials — 0.4%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,660
815	Cemex Finance LLC, 9.660%, 02/14/17 (i)	815
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	488
7,275	7.250%, 01/15/21 (e)	7,748
400	Lafarge S.A., (France), 7.125%, 07/15/36	498
	Vulcan Materials Co.,
475	7.000%, 06/15/18	532
2,496	7.500%, 06/15/21	2,995

		14,736

	Containers & Packaging — 0.3%
	Ball Corp.,
800	4.000%, 11/15/23	786
1,150	5.000%, 03/15/22	1,202
865	5.750%, 05/15/21	918
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	371
545	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	91
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	768
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	988
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	599
645	4.875%, 11/15/22	671

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	555
805	5.375%, 01/15/25 (e)	840
753	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	799
	Sealed Air Corp.,
265	4.875%, 12/01/22 (e)	273
765	5.125%, 12/01/24 (e)	799
275	6.500%, 12/01/20 (e)	312
826	Silgan Holdings, Inc., 5.500%, 02/01/22	867

		10,839

	Metals & Mining — 1.3%
650	AK Steel Corp., 8.750%, 12/01/18	699
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	3,067
1,024	5.400%, 04/15/21	1,125
940	5.720%, 02/23/19	1,039
2,159	5.870%, 02/23/22	2,441
813	5.900%, 02/01/27	913
544	6.150%, 08/15/20	618
1,072	6.750%, 01/15/28	1,244
600	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	623
	ArcelorMittal, (Luxembourg),
650	5.250%, 02/25/17	682
1,100	6.000%, 03/01/21	1,199
6,445	7.000%, 02/25/22	7,268
1,000	7.750%, 10/15/39	1,073
2,175	10.600%, 06/01/19	2,686
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	626
120	6.500%, 04/01/19	142
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	383
	Commercial Metals Co.,
770	4.875%, 05/15/23	735
785	6.500%, 07/15/17	828
450	Corp. Nacional del Cobre de Chile, (Chile), 4.875%, 11/04/44 (e)	477
597	First Quantum Minerals Ltd., (Canada), 7.250%, 05/15/22 (e)	555
	FMG Resources August 2006 Pty Ltd., (Australia),
391	6.000%, 04/01/17 (e)	394
256	6.875%, 02/01/18 (e)	256

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
2,850	8.250%, 11/01/19 (e)	2,693
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,006
250	4.550%, 11/14/24	236
3,000	5.450%, 03/15/43	2,639
	Glencore Finance Canada Ltd., (Canada),
3,000	5.550%, 10/25/42 (e)	3,232
100	6.900%, 11/15/37 (e)	116
200	Glencore Funding LLC, 4.625%, 04/29/24 (e)	209
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	995
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	361
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	1,015
1,510	Nucor Corp., 6.400%, 12/01/37	1,897
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	709
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	566
1,121	3.750%, 09/20/21	1,179
500	9.000%, 05/01/19	636
	Steel Dynamics, Inc.,
550	5.125%, 10/01/21 (e)	564
600	5.250%, 04/15/23	618
870	5.500%, 10/01/24 (e)	902
605	6.125%, 08/15/19	649
605	6.375%, 08/15/22	649
1,001	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	927

		50,871

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	756
750	5.375%, 02/01/25 (e)	767
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	267
867	PH Glatfelter Co., 5.375%, 10/15/20	889
750	Sappi Papier Holding GmbH, (Austria), 8.375%, 06/15/19 (e)	807
585	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	577

		4,063

	Total Materials	106,446

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.0%
298	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	310

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	AT&T, Inc.,
607	0.900%, 02/12/16	607
465	3.875%, 08/15/21	487
250	3.900%, 03/11/24	261
1,543	4.300%, 12/15/42	1,446
466	4.350%, 06/15/45	441
4,200	4.800%, 06/15/44	4,247
1,030	5.350%, 09/01/40	1,097
610	5.500%, 02/01/18	671
220	5.600%, 05/15/18	245
1,500	6.300%, 01/15/38	1,766
102	BellSouth Telecommunications LLC, 6.300%, 12/15/15	104
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,615	5.125%, 02/15/23	1,627
340	5.250%, 09/30/22	348
2,051	6.500%, 04/30/21	2,159
500	7.000%, 01/15/19	520
475	7.250%, 10/30/17	494
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	117
1,000	8.750%, 06/15/30	1,516
6,056	Embarq Corp., 7.995%, 06/01/36	7,085
	Frontier Communications Corp.,
1,835	6.875%, 01/15/25	1,840
685	7.125%, 03/15/19	749
205	8.125%, 10/01/18	233
215	8.500%, 04/15/20	243
272	8.750%, 04/15/22	309
1,090	9.000%, 08/15/31	1,177
1,834	9.250%, 07/01/21	2,141
590	GTE Corp., 6.940%, 04/15/28	762
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,243
	Intelsat Jackson Holdings S.A., (Luxembourg),
400	7.250%, 04/01/19	414
1,500	7.250%, 10/15/20	1,560
295	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	273
	Level 3 Financing, Inc.,
1,959	6.125%, 01/15/21	2,074
4,341	7.000%, 06/01/20	4,668
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	764
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,236

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
330	Qwest Corp., 7.250%, 09/15/25	382
400	Sprint Capital Corp., 8.750%, 03/15/32	422
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	219
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	93
138	5.462%, 02/16/21	158
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	565
334	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	366
796	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	863
	Verizon Communications, Inc.,
400	2.625%, 02/21/20 (e)	404
447	3.000%, 11/01/21	452
705	3.450%, 03/15/21	734
590	3.500%, 11/01/24	603
350	3.850%, 11/01/42	320
2,102	4.150%, 03/15/24	2,259
482	4.400%, 11/01/34	491
1,868	4.500%, 09/15/20	2,055
5,661	4.862%, 08/21/46 (e)	6,006
400	5.150%, 09/15/23	459
367	6.400%, 09/15/33	465
1,250	6.550%, 09/15/43	1,643
585	6.900%, 04/15/38	778
1,523	Verizon New England, Inc., 7.875%, 11/15/29	1,993
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,648
1,775	Virgin Media Finance plc, (United Kingdom), 6.375%, 04/15/23 (e)	1,917
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,300
865	Windstream Corp., 7.750%, 10/15/20	895
1,500	Zayo Group LLC/Zayo Capital, Inc., 8.125%, 01/01/20	1,590

		76,314

	Wireless Telecommunication Services — 0.7%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	745
1,266	3.125%, 07/16/22	1,291
300	6.125%, 03/30/40	378
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,271
1,000	6.113%, 01/15/20 (e)	1,150

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
200	ENTEL Chile S.A., (Chile), 4.750%, 08/01/26 (e)	205
4,995	NII Capital Corp., 7.625%, 04/01/21 (d)	1,748
	NII International Telecom S.C.A., (Luxembourg),
36	7.875%, 08/15/19 (d) (e)	35
162	11.375%, 08/15/19 (d) (e)	158
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	279
3,029	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	3,080
	Sprint Communications, Inc.,
1,550	7.000%, 03/01/20 (e)	1,717
900	7.000%, 08/15/20	924
1,669	9.000%, 11/15/18 (e)	1,940
	Sprint Corp.,
110	7.125%, 06/15/24	109
88	7.250%, 09/15/21	90
189	7.875%, 09/15/23	195
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	288
806	6.000%, 03/01/23	841
867	6.125%, 01/15/22	912
5,676	6.250%, 04/01/21	5,938
1,056	6.375%, 03/01/25	1,104
188	6.464%, 04/28/19	195
146	6.500%, 01/15/24	154
305	6.625%, 11/15/20	322
1,294	6.625%, 04/01/23	1,370
265	6.633%, 04/28/21	282
323	6.731%, 04/28/22	344
159	6.836%, 04/28/23	170
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,168
500	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	523

		28,926

	Total Telecommunication Services	105,240

	Utilities — 2.2%
	Electric Utilities — 1.0%
891	Alabama Power Co., 6.125%, 05/15/38	1,221
589	Arizona Public Service Co., 2.200%, 01/15/20	589
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,028
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	220

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	DTE Electric Co.,
340	3.900%, 06/01/21	371
381	3.950%, 06/15/42	407
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	865
200	5.250%, 01/15/18	222
1,100	6.050%, 04/15/38	1,494
240	Duke Energy Corp., 3.750%, 04/15/24	256
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	130
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	303
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	620
305	4.100%, 05/15/42	331
100	4.150%, 12/01/44	111
90	5.300%, 01/15/19	102
500	6.300%, 04/01/38	705
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	532
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,334
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	583
140	5.950%, 02/01/39	186
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	418
	Hydro-Quebec, (Canada),
842	Series HY, 8.400%, 01/15/22 (m)	1,140
1,028	9.400%, 02/01/21	1,407
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	169
464	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	535
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,302
860	MidAmerican Energy Co., 5.300%, 03/15/18	954
	Nevada Power Co.,
446	5.375%, 09/15/40	557
600	7.125%, 03/15/19	717
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	268
398	2.400%, 09/15/19	401
199	7.875%, 12/15/15	210
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	335
	Northern States Power Co.,
173	5.350%, 11/01/39	223

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
765	6.250%, 06/01/36	1,056
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	211
267	4.500%, 12/15/41	290
1,010	5.625%, 11/30/17	1,118
	PacifiCorp,
700	3.850%, 06/15/21	763
880	5.750%, 04/01/37	1,159
250	Series F, 7.240%, 08/16/23	314
	PECO Energy Co.,
880	2.375%, 09/15/22	869
1,880	5.350%, 03/01/18	2,091
360	Potomac Electric Power Co., 6.500%, 11/15/37	502
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	921
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	308
198	3.200%, 11/15/20	207
35	6.500%, 08/01/38	51
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	215
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37	1,503
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	173
416	5.375%, 11/01/39	530
1,763	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	1,737
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	114
	Southern California Edison Co.,
858	1.845%, 02/01/22	859
450	Series 06-E, 5.550%, 01/15/37	575
285	Series 08-A, 5.950%, 02/01/38	386
292	Southern Co. (The), 1.950%, 09/01/16	296
250	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	260
120	Union Electric Co., 8.450%, 03/15/39	209
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	910
490	3.450%, 02/15/24	521
235	6.350%, 11/30/37	332
670	8.875%, 11/15/38	1,134
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	76

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
36	Xcel Energy, Inc., 4.800%, 09/15/41	42

		40,077

	Gas Utilities — 0.3%
750	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 03/15/24	772
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,374
649	6.500%, 05/20/21	682
369	Boston Gas Co., 4.487%, 02/15/42 (e)	413
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	776
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21	927
578	5.625%, 03/01/25 (e)	581
2,213	5.625%, 04/15/23	2,263
2,500	5.750%, 05/15/24	2,556
1,071	6.250%, 03/15/22	1,127
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,606

		13,077

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
240	4.875%, 05/15/23	235
275	5.500%, 03/15/24	279
4,000	7.375%, 07/01/21	4,470
900	8.000%, 06/01/20	1,033
1,500	VAR, 3.234%, 06/01/19	1,478
	Calpine Corp.,
2,066	5.875%, 01/15/24 (e)	2,241
1,500	6.000%, 01/15/22 (e)	1,636
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d) (i)	—	(h)
4,770	7.750%, 06/01/19 (d) (i)	—	(h)
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	969
	NRG Energy, Inc.,
200	6.250%, 07/15/22	208
425	6.250%, 05/01/24	434
4,143	6.625%, 03/15/23	4,350
2,000	7.625%, 01/15/18	2,220
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,251
354	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	368

		21,172

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multi-Utilities — 0.3%
	1,367	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,422
	300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	374
		Consumers Energy Co.,
	491	4.350%, 08/31/64	539
	925	6.700%, 09/15/19	1,104
		Dominion Resources, Inc.,
	105	4.700%, 12/01/44	117
	46	Series C, 4.900%, 08/01/41	52
	785	Series F, 5.250%, 08/01/33	922
	400	7.000%, 06/15/38	563
	434	DTE Energy Co., 2.400%, 12/01/19	439
	1,470	NiSource Finance Corp., 6.400%, 03/15/18	1,674
	555	NRG Yield Operating LLC, 5.375%, 08/15/24 (e)	585
		San Diego Gas & Electric Co.,
	249	4.500%, 08/15/40	289
	685	6.000%, 06/01/26	867
	500	6.000%, 06/01/39	685
		Sempra Energy,
	406	3.550%, 06/15/24	423
	255	6.150%, 06/15/18	289
	75	6.500%, 06/01/16	80
	589	9.800%, 02/15/19	758

			11,182

		Total Utilities	85,508

		Total Corporate Bonds (Cost $1,199,939)	1,249,225

	Foreign Government Securities — 1.6%
		Arab Republic of Egypt, (Egypt),
	180	Reg. S, 5.750%, 04/29/20	190
	200	Reg. S, 6.875%, 04/30/40	200
		Brazil Notas do Tesouro Nacional, (Brazil),
BRL	225	Series F, 10.000%, 01/01/21	72
BRL	640	Series F, 10.000%, 01/01/25	198
	200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	207
	200	Federal Republic of Nigeria, (Nigeria), Reg. S, 6.750%, 01/28/21	201
		Federative Republic of Brazil, (Brazil),
	200	2.625%, 01/05/23	177
	800	4.250%, 01/07/25	770
	400	5.000%, 01/27/45	362
	107	7.125%, 01/20/37	127

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	36	8.250%, 01/20/34	47
	249	12.250%, 03/06/30	443
	26	Series A, 8.000%, 01/15/18	28
	200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	199
		Government of Dominican Republic, (Dominican Republic),
	340	Reg. S, 5.875%, 04/18/24	364
	100	Reg. S, 6.600%, 01/28/24	111
	100	6.850%, 01/27/45 (e)	105
	250	6.850%, 01/27/45 (e)	266
	520	Reg. S, 7.450%, 04/30/44	601
	100	Reg. S, 7.500%, 05/06/21	112
	160	Reg. S, 9.040%, 01/23/18	173
		Government of Jamaica, (Jamaica),
	380	8.000%, 06/24/19	419
	100	8.000%, 03/15/39	108
	100	9.250%, 10/17/25	117
	99	10.625%, 06/20/17	114
	100	Hungary Government International Bond, (Hungary), 5.375%, 02/21/23	112
	200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.950%, 11/10/21	209
	2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,734
	400	Jamaica Government International Bond, (Jamaica), 7.625%, 07/09/25	440
		Kingdom of Morocco, (Morocco),
	200	Reg. S, 4.250%, 12/11/22	209
	600	Reg. S, 5.500%, 12/11/42	667
	230	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23	242
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	864
	3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,674
		Province of Quebec, (Canada),
	300	Series A, 6.350%, 01/30/26	390
	2,220	Series NN, 7.125%, 02/09/24	2,978
		Provincia de Buenos Aires, (Argentina),
	200	8.950%, 02/19/21 (e)	208
	400	Reg. S, 9.375%, 09/14/18	394
	100	Reg. S, 9.625%, 04/18/28	96
	240	Reg. S, 10.875%, 01/26/21	242
	210	Reg. S, 11.750%, 10/05/15	210
AUD	1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,215

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
250	Republic of Angola, (Netherlands), Reg. S, 7.000%, 08/16/19	248
	Republic of Argentina, (Argentina),
113	7.000%, 10/03/15	113
370	Series X, 7.000%, 04/17/17	362
100	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	80
	Republic of Belize, (Belize),
38	SUB, 5.000%, 02/20/38 (e)	27
126	Reg. S, SUB, 5.000%, 02/20/38	91
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	189
999	5.000%, 06/15/45	1,050
100	7.375%, 01/27/17	111
100	7.375%, 03/18/19	118
140	7.375%, 09/18/37	192
240	8.125%, 05/21/24	324
370	10.375%, 01/28/33	593
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 5.625%, 04/30/43	173
400	Reg. S, 7.000%, 04/04/44	404
	Republic of Croatia, (Croatia),
200	Reg. S, 6.250%, 04/27/17	213
200	6.375%, 03/24/21 (e)	223
100	Reg. S, 6.625%, 07/14/20	112
200	Reg. S, 6.750%, 11/05/19	224
	Republic of Ecuador, (Ecuador),
400	Reg. S, 7.950%, 06/20/24	374
300	Reg. S, 9.375%, 12/15/15	300
	Republic of El Salvador, (El Salvador),
228	Reg. S, 5.875%, 01/30/25	226
60	Reg. S, 6.375%, 01/18/27	61
130	Reg. S, 7.375%, 12/01/19	141
65	Reg. S, 7.650%, 06/15/35	70
230	Reg. S, 7.750%, 01/24/23	258
219	Reg. S, 8.250%, 04/10/32	250
200	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22	220
600	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	664
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23	283
670	5.375%, 03/25/24	758
236	5.750%, 11/22/23	272
528	6.250%, 01/29/20	606
188	6.375%, 03/29/21	220
346	7.625%, 03/29/41	507

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

110	7.625%, 03/29/41	162
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23	198
200	4.125%, 01/15/25 (e)	208
200	5.125%, 01/15/45 (e)	213
100	Reg. S, 5.875%, 03/13/20	114
690	Reg. S, 5.875%, 01/15/24 (e)	807
200	Reg. S, 6.750%, 01/15/44	261
200	Reg. S, 8.500%, 10/12/35	293
100	Reg. S, 11.625%, 03/04/19	134
250	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	208
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, SUB, 5.750%, 12/31/32	286
400	6.375%, 03/03/28 (e)	397
	Republic of Kazakhstan, (Kazakhstan),
400	3.875%, 10/14/24 (e)	372
	Republic of Kenya, (Kenya),
400	6.875%, 06/24/24 (e)	420
	Republic of Lebanon, (Lebanon),
400	6.375%, 03/09/20	413
440	Reg. S, 6.600%, 11/27/26	452
1,025	Reg. S, 8.250%, 04/12/21	1,152
80	9.000%, 03/20/17	86
	Republic of Lithuania, (Lithuania),
130	Reg. S, 5.125%, 09/14/17	141
300	Reg. S, 6.125%, 03/09/21	355
200	Reg. S, 6.625%, 02/01/22	248
309	Reg. S, 7.375%, 02/11/20	376
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	216
500	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	507
	Republic of Panama, (Panama),
400	4.000%, 09/22/24	421
200	4.300%, 04/29/53	195
180	6.700%, 01/26/36	238
120	8.875%, 09/30/27	177
226	9.375%, 04/01/29	347
200	Republic of Paraguay, (Paraguay), Reg. S, 4.625%, 01/25/23	208
	Republic of Peru, (Peru),
300	5.625%, 11/18/50	369
100	6.550%, 03/14/37	133
150	7.350%, 07/21/25	204
373	8.750%, 11/21/33	594

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Republic of Philippines, (Philippines),
	200	3.950%, 01/20/40	211
	200	4.200%, 01/21/24	222
	100	6.375%, 10/23/34	138
	130	6.500%, 01/20/20	155
	690	7.750%, 01/14/31	1,037
	100	9.500%, 02/02/30	168
	210	10.625%, 03/16/25	342
		Republic of Poland, (Poland),
	120	3.000%, 03/17/23	121
	150	4.000%, 01/22/24	162
	229	5.000%, 03/23/22	260
		Republic of Romania, (Romania),
	170	Reg. S, 4.375%, 08/22/23 (e)	184
	132	Reg. S, 4.875%, 01/22/24	148
	268	Reg. S, 6.125%, 01/22/44	349
	312	Reg. S, 6.750%, 02/07/22 (e)	381
	200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	200
		Republic of Serbia, (Serbia),
	300	5.250%, 11/21/17 (e)	314
	55	Reg. S, SUB, 6.750%, 11/01/24	56
	600	Reg. S, 7.250%, 09/28/21	701
		Republic of South Africa, (South Africa),
	250	4.665%, 01/17/24	264
	200	5.500%, 03/09/20	219
	100	5.500%, 03/09/20	110
	750	5.875%, 09/16/25	861
ZAR	4,370	10.500%, 12/21/26	457
ZAR	13,700	Series R207, 7.250%, 01/15/20	1,184
		Republic of Sri Lanka, (Sri Lanka),
	750	6.250%, 10/04/20 (e)	782
		Republic of Turkey, (Turkey),
	200	4.875%, 04/16/43	197
	300	5.750%, 03/22/24	334
	285	6.000%, 01/14/41	324
	200	6.625%, 02/17/45	247
	182	6.750%, 04/03/18	202
	115	6.875%, 03/17/36	142
	170	7.000%, 03/11/19	193
	495	7.375%, 02/05/25	615
TRY	600	8.500%, 07/10/19	243
		Republic of Ukraine, (Ukraine),
	100	Reg. S, 6.580%, 11/21/16	42
	200	Reg. S, 7.500%, 04/17/23	84
	300	Reg. S, 7.800%, 11/28/22	125

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	200	Reg. S, 7.950%, 02/23/21	82
		Republic of Uruguay, (Uruguay),
	550	5.100%, 06/18/50	571
	379	7.625%, 03/21/36	532
	65	7.875% (cash), 01/15/33	91
		Republic of Vietnam, (Vietnam),
	200	4.800%, 11/19/24 (e)	210
	200	Reg. S, 6.750%, 01/29/20	226
	200	Republic of Zambia, (Zambia), 8.500%, 04/14/24 (e)	217
		Russian Federation, (Russia),
	200	Reg. S, 3.250%, 04/04/17	197
	400	Reg. S, 3.500%, 01/16/19	368
	200	Reg. S, 4.875%, 09/16/23	179
	200	Reg. S, 5.625%, 04/04/42	170
	855	Reg. S, SUB, 7.500%, 03/31/30	915
	160	Reg. S, 12.750%, 06/24/28	228
AUD	1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,277
		United Mexican States, (Mexico),
	1,535	3.600%, 01/30/25	1,583
	100	3.625%, 03/15/22	104
	210	5.750%, 10/12/10[1]	236
MXN	2,510	Series M, 7.750%, 11/13/42	201

		Total Foreign Government Securities (Cost $60,606)	60,718

	Mortgage Pass-Through Securities — 15.8%
		Federal Home Loan Mortgage Corp.,
	31	ARM, 2.000%, 08/01/36	32
	225	ARM, 2.050%, 10/01/36	238
	70	ARM, 2.099%, 05/01/37	74
	467	ARM, 2.302%, 10/01/37	503
	173	ARM, 2.665%, 03/01/36	186
	519	ARM, 3.029%, 03/01/36	560
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	2,916	4.000%, 02/01/26	3,116
	222	4.500%, 10/01/18	233
	22	5.000%, 05/01/18	23
	2,484	5.500%, 01/01/21 - 12/01/24	2,689
	168	6.000%, 11/01/21	180
	17	7.500%, 01/01/17	18
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	6,905	4.000%, 01/01/32	7,494

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
2,057		6.000%, 02/01/28	2,328
375		6.500%, 11/01/22	427
255		7.000%, 01/01/27	291
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
17,484		3.000%, 12/01/42 - 02/01/43	17,846
82		4.000%, 09/01/33	88
1,643		4.500%, 05/01/41	1,787
29		6.000%, 02/01/29	33
527		6.500%, 01/01/24 - 11/01/36	601
534		7.000%, 09/01/24 - 10/01/36	605
53		7.500%, 10/01/19 - 02/01/27	57
75		8.000%, 08/01/27	90
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,372		7.500%, 01/01/32 - 12/01/36	1,639
229		10.000%, 10/01/30	260
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
13,639		3.500%, 09/01/32 - 06/01/42	14,397
4,037		4.000%, 06/01/42 - 10/01/42	4,382
3		7.000%, 03/01/16	3
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
118		ARM, 1.712%, 07/01/37	123
222		ARM, 2.044%, 07/01/37	235
83		ARM, 2.064%, 04/01/37	90
208		ARM, 2.220%, 05/01/35	220
160		ARM, 2.254%, 01/01/34	170
393		ARM, 2.322%, 04/01/37	420
304		ARM, 2.352%, 03/01/37	324
22		ARM, 2.625%, 10/01/33	23
		Federal National Mortgage Association, 15 Year, Single Family,
212		4.000%, 07/01/18	224
1,396		5.000%, 05/01/18 - 07/01/25	1,494
53		5.500%, 08/01/17	56
470		6.000%, 09/01/19 - 08/01/22	503
—	(h)	8.000%, 01/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
749		3.500%, 12/01/30	791
381		6.000%, 04/01/24	433
274		6.500%, 11/01/18	314

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Federal National Mortgage Association, 30 Year, Single Family,
135,000		TBA, 3.500%, 03/25/45	141,484
17,440		3.000%, 01/01/43 - 02/01/43	17,803
20,201		4.000%, 06/01/43	21,956
1,696		5.000%, 10/01/39	1,908
798		5.500%, 12/01/28 - 09/01/34	901
3,572		6.000%, 03/01/34 - 08/01/37	4,088
491		6.500%, 04/01/28 - 10/01/38	564
751		7.000%, 03/01/28 - 04/01/37	880
212		7.500%, 10/01/26 - 11/01/38	264
3,398		8.000%, 08/01/22 - 12/01/36	4,187
33		8.500%, 10/01/25 - 12/01/25	37
3		9.000%, 01/01/19 - 04/01/25	3
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
3,827		VAR, 0.521%, 01/01/23	3,826
2,955		1.770%, 02/01/20	2,953
1,830		2.140%, 04/01/19	1,860
3,860		2.410%, 01/01/23	3,871
7,500		2.440%, 02/01/23	7,533
4,051		2.510%, 01/01/23	4,089
3,900		2.650%, 03/01/23	3,880
1,464		2.750%, 03/01/22	1,514
4,893		2.764%, 06/01/23	5,043
15,500		2.900%, 12/01/24	15,937
10,000		2.920%, 01/01/25	10,298
31,595		2.965%, 12/01/24	32,653
11,233		3.050%, 09/01/24	11,686
16,550		3.070%, 02/01/25	17,247
9,986		3.074%, 12/01/24	10,393
1,750		3.370%, 11/01/20	1,867
1,680		3.380%, 01/01/18	1,770
5,344		3.450%, 01/01/24	5,715
91,355		3.500%, 05/01/32 - 06/01/43	96,552
15,000		3.510%, 08/01/23	16,125
1,543		3.590%, 10/01/20	1,662
5,034		3.640%, 12/01/23	5,471
1,573		3.660%, 12/01/21	1,705
5,300		3.760%, 03/01/24	5,796
1,000		3.770%, 09/01/21	1,088
1,564		3.810%, 01/01/19	1,676
1,436		3.868%, 06/01/18	1,527
14,713		4.000%, 07/01/42 - 07/01/43	15,967
1,275		4.060%, 07/01/21	1,410
2,039		4.180%, 12/01/19	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
3,705	4.260%, 12/01/19	4,075
6,115	4.340%, 06/01/21	6,850
2,342	4.369%, 02/01/20	2,590
3,000	4.399%, 02/01/20	3,324
14,010	4.500%, 01/01/20 - 11/01/43	15,624
1,907	4.640%, 01/01/21	2,153
301	5.000%, 12/01/32 - 08/01/33	327
205	5.500%, 09/01/17	214
89	6.500%, 04/01/36 - 07/01/36	101
	Government National Mortgage Association II, 30 Year, Single Family,
4,158	6.000%, 11/20/32 - 09/20/38	4,771
1,070	6.500%, 02/20/29 - 10/20/39	1,220
3,003	7.000%, 06/20/32 - 01/20/39	3,614
271	7.500%, 08/20/25 - 05/20/32	316
703	8.000%, 08/20/26 - 09/20/31	855
352	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	379
	Government National Mortgage Association, 30 Year, Single Family,
8,475	6.000%, 08/15/36	9,874
232	6.500%, 02/15/28 - 10/15/29	270
71	7.000%, 02/15/24 - 11/15/27	79
75	7.250%, 09/15/21 - 01/15/28	80
42	7.500%, 10/15/22 - 02/15/27	43
3	7.750%, 02/15/27	3
2	8.500%, 11/15/25	2
45	9.000%, 09/15/16 - 01/15/25	49
3	10.000%, 11/15/20	4

	Total Mortgage Pass-Through Securities (Cost $600,169)	609,842

Municipal Bonds — 0.3% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,334
774	University of California, Series AD, Rev., 4.858%, 05/15/12[5]	843

		2,177

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	420

	Illinois — 0.0% (g)
1,960	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	1,982

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		New York — 0.1%
		New York State Dormitory Authority, State Personal Income Tax, General Purpose,
	560	Series H, Rev., 5.289%, 03/15/33	677
	1,165	Series H, Rev., 5.389%, 03/15/40	1,478
		Port Authority of New York & New Jersey, Consolidated,
	1,450	Series 164, Rev., 5.647%, 11/01/40	1,838
	895	Series 174, Rev., 4.458%, 10/01/62	977

			4,970

		Ohio — 0.1%
	1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,534
	1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[3]	1,720

			3,254

		Total Municipal Bonds (Cost $10,699)	12,803

	Preferred Securities — 0.7% (x)
		Financials — 0.7%
		Banks — 0.5%
		Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR	800	Reg. S, VAR, 7.000%, 02/19/19	924
	1,000	VAR, 9.000%, 05/09/18	1,090
		Bank of America Corp.,
	1,500	Series Z, VAR, 6.500%, 10/23/24	1,589
	2,000	Series K, VAR, 8.000%, 01/30/18	2,135
		Citigroup, Inc.,
	581	VAR, 5.950%, 01/30/23	588
	1,500	Series M, VAR, 6.300%, 05/15/24	1,528
	529	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	525
EUR	1,550	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,774
	1,650	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	1,697
EUR	1,500	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,698
		Lloyds Banking Group plc, (United Kingdom),
EUR	1,450	VAR, 6.375%, 06/27/20	1,714
	1,000	VAR, 7.500%, 06/27/24	1,047
	1,650	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 5.750%, 05/13/20	1,679
	635	Wachovia Capital Trust III, VAR, 5.570%, 04/02/15	631

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	Banks — continued
1,500	Wells Fargo & Co., VAR, 5.875%, 06/15/25	1,579

		20,198

	Capital Markets — 0.1%
1,600	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,716
1,500	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	1,548
1,500	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	1,535

		4,799

	Diversified Financial Services — 0.1%
1,500	General Electric Capital Corp., Series C, VAR, 5.250%, 06/15/23	1,538

	Total Preferred Securities (Cost $26,372)	26,535

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,260
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,292
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,129

	Total Supranational (Cost $3,714)	3,681

U.S. Government Agency Securities — 1.0%
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	7,215
1,500	5.625%, 07/15/37	2,126
385	6.250%, 05/15/29	547
1,000	8.200%, 03/10/16	1,080
	Federal National Mortgage Association STRIPS,
1,275	3.649%, 05/15/30 (n)	787
745	5.397%, 11/15/21 (n)	637
	Financing Corp. STRIPS,
3,100	Zero Coupon, 11/30/17	3,007
1,000	Zero Coupon, 05/11/18	956
1,285	Zero Coupon, 04/05/19	1,201
1,500	Zero Coupon, 09/26/19	1,382
305	New Valley Generation II, 5.572%, 05/01/20	333
486	New Valley Generation V, 4.929%, 01/15/21	549
	Residual Funding Corp. STRIPS,
11,175	Zero Coupon, 07/15/20	10,074
2,770	Zero Coupon, 10/15/20	2,484
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,044
2,103	5.250%, 09/15/39	2,721
1,610	5.880%, 04/01/36	2,240

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	366

	Total U.S. Government Agency Securities (Cost $36,697)	38,749

U.S. Treasury Obligations — 13.7%
	U.S. Treasury Bonds,
74,134	3.000%, 11/15/44	80,344
85	3.500%, 02/15/39	100
9,250	3.625%, 08/15/43	11,186
10,555	4.375%, 02/15/38	13,979
8,400	4.500%, 02/15/36	11,322
3,890	4.500%, 05/15/38	5,251
5,000	5.000%, 05/15/37	7,195
2,500	5.250%, 02/15/29	3,398
21,000	5.500%, 08/15/28 (m)	29,004
7,200	7.250%, 08/15/22 (m)	9,969
2,625	7.875%, 02/15/21 (m)	3,555
13,600	8.125%, 05/15/21 (m)	18,746
10,000	8.125%, 08/15/21 (m)	13,925
5,000	8.500%, 02/15/20 (m)	6,681
6,000	8.750%, 08/15/20 (m)	8,257
6,905	8.875%, 08/15/17 (m)	8,262
	U.S. Treasury Coupon STRIPS,
6,495	2.168%, 02/15/21 (n)	5,846
7,251	2.212%, 05/15/20 (n)	6,661
15,000	2.259%, 05/15/21 (n)	13,388
45,000	2.294%, 02/15/25 (n)	36,257
640	2.489%, 02/15/22 (n)	561
240	2.652%, 02/15/23 (n)	205
11,239	3.043%, 08/15/17 (n)	11,011
185	3.124%, 08/15/19 (n)	173
6,916	3.317%, 02/15/17 (n)	6,830
14,895	3.425%, 11/15/17 (n)	14,513
5,000	3.551%, 08/15/22 (n)	4,328
22,000	3.580%, 11/15/21 (n)	19,392
5,000	3.723%, 11/15/22 (n)	4,303
42,000	4.189%, 11/15/33 (n)	25,950
1,606	4.302%, 08/15/18 (n)	1,539
4,000	4.311%, 02/15/18 (n)	3,880
2,615	4.875%, 02/15/28 (n)	1,918
1,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	2,053
	U.S. Treasury Notes,
90	0.250%, 03/31/15 (k)	90
10,300	0.875%, 07/31/19 (k)	10,056
64,000	1.000%, 05/31/18	63,765

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
4,750		1.125%, 05/31/19	4,698
2,000		1.375%, 01/31/20	1,988
2,765		1.500%, 08/31/18	2,794
22,879		1.625%, 12/31/19	23,018
100		2.000%, 04/30/16	102
2,000		2.125%, 08/15/21	2,043
11,000		2.250%, 11/30/17	11,391
130		2.625%, 04/30/16	133
4,115		2.875%, 03/31/18	4,342
1,000		3.125%, 10/31/16	1,043
3,954		3.125%, 05/15/19	4,234
1,250		3.250%, 03/31/17	1,317
8,000		4.250%, 11/15/17	8,713

		Total U.S. Treasury Obligations (Cost $499,943)	529,709

SHARES
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp.,
		Class B, ADR (a) (i)	25

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. 06/29/19 (a) (i)	147

		Total Consumer Discretionary	172

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a) (i)	191

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	4

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	1

		Construction Materials — 0.1%
50		U.S. Concrete, Inc. (a)	1,524

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A, ADR (a) (i)	—	(h)

		Paper & Forest Products — 0.0% (g)
23		Verso Corp. (a)	55

		Total Materials	1,580

SHARES	SECURITY DESCRIPTION	VALUE

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
10	Dynegy, Inc. (a)	265

	Total Common Stocks (Cost $1,377)	2,212

Preferred Stocks — 0.2%
	Financials — 0.2%
	Consumer Finance — 0.1%
3	Ally Financial, Inc., Series G, , 7.000%, 04/01/15 ($1,000 par value) (e) @	2,699

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	333
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 ($1,000 par value) @	2,001

		2,334

	Total Financials	5,033

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,060

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $6,093)	6,093

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.2%
	Automobiles — 0.0% (g)
874	FCA U.S. LLC, New Term Loan B, VAR, 3.500%, 05/24/17	873

	Media — 0.1%
596	iHeartCommunications, Inc., Extended Term Loan E, VAR, 7.672%, 07/30/19	576
749	iHeartCommunications, Inc., Tranche D Term Loan, VAR, 6.922%, 01/30/19	716
64	MTL Publishing LLC, Term B Loan, VAR, 3.750%, 06/29/18	64
1,472	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	1,095
837	Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16	837
738	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	737

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d) (i)	2

		4,027

	Specialty Retail — 0.1%
1,318	Petsmart, Inc., Term Loan B, VAR, 02/09/22 ^	1,327
294	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	293

		1,620

	Total Consumer Discretionary	6,520

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
1,810	Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21 ^	1,825
1,181	Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	1,184
1,825	SUPERVALU, Inc., New Term Loan B, VAR, 4.500%, 03/21/19	1,828

		4,837

	Food Products — 0.0% (g)
582	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	580

	Total Consumer Staples	5,417

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0%
556	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	534

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
1,141	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,122

	Real Estate Management & Development — 0.1%
252	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	251
1,831	Progress Residential LP, Revolving Loan, VAR, 3.755%, 09/04/15 (i)	1,822

		2,073

	Total Financials	3,195

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
460	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	463
122	Kinetic Concepts, Inc., USD Term Loan E-1, VAR, 4.000%, 05/04/18	122

		585

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 0.0% (g)
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	724

	Total Health Care	1,309

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
232	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	232

	Building Products — 0.0% (g)
317	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	317

	Total Industrials	549

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
807	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	810

	IT Services — 0.1%
1,135	First Data Corp., Term Loan, VAR, 3.672%, 09/24/18	1,134

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,128	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	1,129

	Total Information Technology	3,073

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
473	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	469
204	AZ Chemical U.S., Inc., 1st Lien Term Loan, VAR, 4.500%, 06/11/21	203

	Total Materials	672

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
341	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	340
75	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	75
589	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19	588

	Total Telecommunication Services	1,003

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	217

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electric Utilities — continued
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16 (d)	366
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d) ^	2,628
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.662%, 10/10/14 (d)	1,339

	Total Utilities	4,550

	Total Loan Assignments (Cost $30,958)	26,822

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
	Neebo, Inc.,
4	expiring 06/20/19 (Strike Price $1.00) (a) (i)	—
9	expiring 06/29/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $—)	—

SHARES
Short-Term Investment — 8.3%
	Investment Company — 8.3%
322,477	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $322,477)	322,477

	Total Investments — 103.2% (Cost $3,886,617)	3,985,661
	Liabilities in Excess of Other Assets — (3.2)% (c)	(122,143)

	NET ASSETS — 100.0%	$3,863,518

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
410	Ultra Long Term U.S. Treasury Bond	06/19/15	68,995	307
21	5 Year U.S. Treasury Note	06/30/15	2,505	3

	Short Futures Outstanding
(1,198)	10 Year U.S. Treasury Note	06/19/15	(153,101)	(836)
(4)	5 Year U.S. Treasury Note	06/30/15	(477)	— (h)

				(526)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
147	BRL	Goldman Sachs International †	03/31/15	52	51	(1)
27,196	HUF	Deutsche Bank AG	03/31/15	100	100	— (h)
4,477	MXN	Barclays Bank plc	03/31/15	304	299	(5)
2,184	MXN	BNP Paribas	03/31/15	148	146	(2)
2,834	MXN	Citibank, N.A.	03/31/15	190	190	— (h)
323	MXN	Societe Generale	03/31/15	22	22	— (h)
1,412	MXN	Standard Chartered Bank	03/31/15	95	94	(1)
393	RON	Goldman Sachs International	03/31/15	100	99	(1)
238	ZAR	Citibank, N.A.	03/31/15	20	20	— (h)
				1,031	1,021	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	BNP Paribas	03/06/15	2,605	2,422	183
338	BRL	Deutsche Bank AG †	03/31/15	118	118	—	(h)
518	BRL	Union Bank of Switzerland AG †	03/31/15	184	181	3
4,455	EUR	Deutsche Bank AG	03/06/15	5,026	4,986	40
1,263	EUR	HSBC Bank, N.A.	03/06/15	1,572	1,413	159
1,024	EUR	Morgan Stanley	03/06/15	1,160	1,145	15
27,196	HUF	Credit Suisse International	03/31/15	108	101	7
104,000	JPY	Westpac Banking Corp.	03/06/15	876	870	6
13,165	MXN	Barclays Bank plc	03/31/15	883	879	4
1,149	MXN	Union Bank of Switzerland AG	03/31/15	79	77	2
393	RON	Barclays Bank plc	03/31/15	108	99	9
406	TRY	Barclays Bank plc	03/31/15	166	161	5
205	TRY	Deutsche Bank AG	03/31/15	81	81	—	(h)
13,167	ZAR	State Street Corp.	03/06/15	1,176	1,128	48
5,537	ZAR	Barclays Bank plc	03/31/15	471	472	(1)
				14,613	14,133	480

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	5,000	(56)

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 42.1%
	Agency CMO — 42.1%
	Federal Home Loan Mortgage Corp. REMIC,
42	Series 1343, Class LA, 8.000%, 08/15/22	48
291	Series 1367, Class K, 5.500%, 09/15/22	316
55	Series 1591, Class E, 10.000%, 10/15/23	58
454	Series 1633, Class Z, 6.500%, 12/15/23	501
439	Series 1694, Class PK, 6.500%, 03/15/24	482
2,881	Series 1785, Class A, 6.000%, 10/15/23	3,108
156	Series 1999, Class PU, 7.000%, 10/15/27	177
273	Series 2031, Class PG, 7.000%, 02/15/28	308
798	Series 2035, Class PC, 6.950%, 03/15/28	917
606	Series 2064, Class PD, 6.500%, 06/15/28	691
463	Series 2095, Class PE, 6.000%, 11/15/28	527
209	Series 2152, Class BD, 6.500%, 05/15/29	223
1,103	Series 2162, Class TH, 6.000%, 06/15/29	1,260
29	Series 2345, Class PQ, 6.500%, 08/15/16	30
583	Series 2367, Class ME, 6.500%, 10/15/31	671
944	Series 2480, Class EJ, 6.000%, 08/15/32	1,060
1,440	Series 2562, Class PG, 5.000%, 01/15/18	1,518
3,595	Series 2611, Class QZ, 5.000%, 05/15/33	4,136
280	Series 2647, Class A, 3.250%, 04/15/32	292
745	Series 2651, Class VZ, 4.500%, 07/15/18	780
2,620	Series 2656, Class BG, 5.000%, 10/15/32	2,742
899	Series 2688, Class DG, 4.500%, 10/15/23	972
1,124	Series 2727, Class PE, 4.500%, 07/15/32	1,150
2,781	Series 2773, Class TB, 4.000%, 04/15/19	2,937
3,792	Series 2841, Class AT, 4.000%, 08/15/19	4,004
1,171	Series 2882, Class QD, 4.500%, 07/15/34	1,256
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,808
1,414	Series 2927, Class GA, 5.500%, 10/15/34	1,541
3,251	Series 2931, Class QD, 4.500%, 02/15/20	3,425
1,787	Series 3036, Class ND, 5.000%, 05/15/34	1,819
833	Series 3085, Class VS, HB, IF, 28.032%, 12/15/35	1,378
2,729	Series 3181, Class OP, PO, 07/15/36	2,557
2,838	Series 3188, Class GE, 6.000%, 07/15/26	3,207
9,602	Series 3325, Class JL, 5.500%, 06/15/37	10,416
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,739
2,631	Series 3413, Class B, 5.500%, 04/15/37	2,864
456	Series 3544, Class PC, 5.000%, 05/15/37	458
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,484
6,795	Series 3737, Class DG, 5.000%, 10/15/30	7,497
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,212
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,204
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,048
26,827	Series 3981, Class PA, 3.000%, 04/15/31	27,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
15,126	Series 4002, Class MV, 4.000%, 01/15/30	15,926
20,375	Series 4039, Class SA, IF, IO, 6.328%, 05/15/42	3,793
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,809
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,516
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,963
3,509	Series 4181, Class VA, 3.000%, 05/15/26	3,645
27,105	Series 4186, Class JE, 2.000%, 03/15/33	27,112
17,107	Series 4188, Class JG, 2.000%, 04/15/33	17,147
13,058	Series 4206, Class DA, 2.000%, 05/15/33	13,104
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,531
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,729
5,615	Series 4365, Class HZ, 3.000%, 01/15/40	5,454
	Federal Home Loan Mortgage Corp. STRIPS,
44	Series 155, Class IO, IO, 7.000%, 11/01/23	9
21,078	Series 264, Class 30, 3.000%, 07/15/42	21,446
12,844	Series 267, Class 30, 3.000%, 08/15/42	12,959
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,848	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,131
2,036	Series T-54, Class 2A, 6.500%, 02/25/43	2,394
920	Series T-56, Class APO, PO, 05/25/43	746
725	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	832
	Federal National Mortgage Association REMIC,
34	Series 1988-16, Class B, 9.500%, 06/25/18	37
15	Series 1990-57, Class J, 7.000%, 05/25/20	15
140	Series 1993-110, Class H, 6.500%, 05/25/23	160
109	Series 1993-146, Class E, PO, 05/25/23	104
1,679	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,917
20	Series 1993-205, Class H, PO, 09/25/23	19
29	Series 1993-217, Class H, PO, 08/25/23	28
22	Series 1993-228, Class G, PO, 09/25/23	21
611	Series 1994-37, Class L, 6.500%, 03/25/24	699
2,196	Series 1994-51, Class PV, 6.000%, 03/25/24	2,396
1,026	Series 1998-58, Class PC, 6.500%, 10/25/28	1,144
306	Series 2000-8, Class Z, 7.500%, 02/20/30	365
538	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	87
104	Series 2002-2, Class UC, 6.000%, 02/25/17	106
138	Series 2002-3, Class PG, 5.500%, 02/25/17	142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	143

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,004	Series 2002-73, Class OE, 5.000%, 11/25/17	1,046
774	Series 2002-92, Class FB, VAR, 0.821%, 04/25/30	789
5,096	Series 2003-21, Class PZ, 4.500%, 03/25/33	5,456
210	Series 2003-67, Class SA, HB, IF, 44.389%, 10/25/31	403
4,143	Series 2003-81, Class MC, 5.000%, 12/25/32	4,336
1,916	Series 2003-92, Class VH, 5.000%, 02/25/19	1,924
3,523	Series 2003-128, Class DY, 4.500%, 01/25/24	3,821
1,374	Series 2004-46, Class QD, HB, IF, 23.316%, 03/25/34	1,918
1,892	Series 2004-54, Class FL, VAR, 0.571%, 07/25/34	1,901
2,908	Series 2004-60, Class PA, 5.500%, 04/25/34	3,097
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,493
1,819	Series 2005-58, Class EP, 5.500%, 07/25/35	1,999
2,954	Series 2005-62, Class DX, 5.000%, 05/25/34	3,082
2,083	Series 2005-83, Class LA, 5.500%, 10/25/35	2,326
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,375
6,187	Series 2006-3, Class SB, IF, IO, 6.529%, 07/25/35	965
10,304	Series 2006-51, Class FP, VAR, 0.521%, 03/25/36	10,338
129	Series 2006-81, Class FA, VAR, 0.521%, 09/25/36	130
1,417	Series 2006-110, Class PO, PO, 11/25/36	1,327
4,598	Series 2007-76, Class PE, 6.000%, 08/25/37	5,085
1,173	Series 2009-89, Class A1, 5.410%, 05/25/35	1,228
46	Series 2010-4, Class SL, IF, 11.203%, 02/25/40	51
2,202	Series 2010-11, Class CB, 4.500%, 02/25/40	2,298
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,746
6,535	Series 2010-68, Class EP, 4.500%, 12/25/39	7,061

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,573
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,218
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,128
18,525	Series 2012-47, Class QE, 4.000%, 05/25/38	19,625
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,519
12,494	Series 2012-60, Class EP, 3.000%, 04/25/42	12,623
21,310	Series 2012-63, Class VA, 4.000%, 08/25/23	22,890
14	Series G92-35, Class EB, 7.500%, 07/25/22	15
67	Series G92-44, Class ZQ, 8.000%, 07/25/22	71
	Federal National Mortgage Association REMIC Trust,
209	Series 1999-W4, Class A9, 6.250%, 02/25/29	232
1,984	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,174
892	Series 2003-W1, Class 1A1, VAR, 5.840%, 12/25/42	999
457	Series 2003-W1, Class 2A, VAR, 6.529%, 12/25/42	532
345	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	347
3,000	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,518
2,237	Series 2009-W1, Class A, 6.000%, 12/25/49	2,563
	Federal National Mortgage Association STRIPS,
2,342	Series 278, Class 1, VAR, 0.980%, 08/25/25	2,352
757	Series 278, Class 3, VAR, 1.060%, 11/25/23	759
560	Series 343, Class 23, IO, 4.000%, 10/25/18	27
	Government National Mortgage Association,
413	Series 1998-22, Class PD, 6.500%, 09/20/28	438
237	Series 1999-17, Class L, 6.000%, 05/20/29	266
5,838	Series 2001-64, Class PB, 6.500%, 12/20/31	6,669
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,842
1,267	Series 2008-15, Class NB, 4.500%, 02/20/38	1,352

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
5,971		Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	1,089
27,082		Series 2009-42, Class TX, 4.500%, 06/20/39	29,573
2,067		Series 2009-52, Class MA, 5.000%, 11/20/36	2,123
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,152
12,209		Series 2011-29, Class Z, 5.000%, 05/20/40	14,589

		Total Collateralized Mortgage Obligations (Cost $519,104)	536,188

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,748)	6,930

Mortgage Pass-Through Securities — 6.4%
		Federal Home Loan Mortgage Corp.,
4		ARM, 1.907%, 07/01/30	4
9		ARM, 1.936%, 02/01/19	9
10		ARM, 2.030%, 03/01/18	11
45		ARM, 2.082%, 08/01/18	46
1,649		ARM, 2.159%, 03/01/37	1,741
134		ARM, 2.235%, 01/01/27	141
18		ARM, 2.313%, 04/01/30	19
21		ARM, 2.375%, 06/01/18	21
46		ARM, 2.523%, 01/01/21	47
24		ARM, 2.616%, 11/01/18	25
1		ARM, 2.851%, 01/01/20	1
99		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	105
362		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	393
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,398		4.000%, 04/01/42	4,717
1,530		4.500%, 10/01/40	1,665
329		5.500%, 11/01/33	367
117		6.000%, 02/01/32	134
512		6.500%, 01/01/24 - 06/01/29	594
977		7.000%, 08/01/25 - 09/01/29	1,159
51		7.500%, 09/01/24 - 08/01/25	57
29		8.000%, 11/01/24	32
116		8.500%, 05/01/24 - 07/01/28	136
2		9.000%, 10/01/17 - 11/01/21	2
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association,
178	ARM, 1.875%, 06/01/17 - 08/01/30	183
33	ARM, 1.921%, 06/01/29	34
103	ARM, 1.936%, 11/01/27 - 11/01/40	108
36	ARM, 2.523%, 07/01/17	37
50	ARM, 2.625%, 06/01/15 - 01/01/29	52
60	ARM, 2.678%, 08/01/19	61
2	ARM, 3.000%, 07/01/27	2
36	ARM, 3.840%, 09/01/27	38
10	ARM, 5.995%, 04/01/19	10
7	ARM, 6.000%, 12/01/18	6
	Federal National Mortgage Association, 15 Year, Single Family,
4,034	4.000%, 04/01/19 - 09/01/25	4,295
1,168	4.500%, 03/01/19	1,227
457	5.500%, 11/01/16 - 03/01/18	483
	Federal National Mortgage Association, 20 Year, Single Family,
481	5.000%, 11/01/23	533
560	6.000%, 03/01/22	635
	Federal National Mortgage Association, 30 Year, Single Family,
4,157	3.500%, 05/01/42	4,368
11,272	4.000%, 02/01/42 - 06/01/43	12,120
696	4.500%, 03/01/38	759
2,210	5.000%, 11/01/33	2,495
13,104	5.500%, 02/01/29 - 05/01/36	14,944
1,931	6.000%, 07/01/36	2,237
439	6.500%, 06/01/26 - 04/01/32	516
3,469	7.000%, 02/01/24 - 03/01/35	4,237
188	7.500%, 03/01/30 - 04/01/30	204
47	10.000%, 10/01/16 - 07/01/20	49
	Federal National Mortgage Association, Other,
7,595	3.117%, 01/01/22	8,023
9,509	3.265%, 01/01/22	10,107
76	6.000%, 09/01/28	86
	Government National Mortgage Association II, 30 Year, Single Family,
205	8.000%, 11/20/26 - 11/20/27	242
	Government National Mortgage Association, 30 Year, Single Family,
4	6.000%, 10/15/23	4
550	6.500%, 06/15/23 - 02/15/24	629
234	7.000%, 12/15/22 - 06/15/28	248
299	7.500%, 02/15/22 - 02/15/28	330
121	8.000%, 07/15/22 - 08/15/26	134
282	9.000%, 07/15/16 - 11/15/24	321

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	145

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
6	9.500%, 08/15/16 - 09/15/20	6

	Total Mortgage Pass-Through Securities (Cost $76,183)	81,189

U.S. Government Agency Securities — 20.3%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,970
12,824	5.750%, 12/07/28	17,184
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	27,306
10,000	6.250%, 05/15/29	14,205
	Federal National Mortgage Association STRIPS,
10,000	4.165%, 05/15/30 (n)	6,170
8,000	6.147%, 05/15/23 (n)	6,599
9,200	12.330%, 05/29/26 (n)	6,695
26,153	Financing Corp. STRIPS, Zero Coupon, 12/06/18	24,700
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	31,822
57,000	Zero Coupon, 07/15/20	51,383
18,300	Zero Coupon, 10/15/20	16,412
5,000	Zero Coupon, 01/15/21	4,435
10,000	Zero Coupon, 01/15/30	6,517
5,000	Zero Coupon, 04/15/30	3,237
15,000	Resolution Funding Corp. STRIPS, Zero Coupon, 04/15/28	10,305
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,458
14,740	Zero Coupon, 12/15/17	14,219

	Total U.S. Government Agency Securities (Cost $226,479)	258,617

U.S. Treasury Obligations — 27.9%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	27,114
2,500	7.125%, 02/15/23	3,481
13,140	7.250%, 05/15/16	14,227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,935	7.250%, 08/15/22	5,448
3,635	8.000%, 11/15/21	5,070
3,190	8.875%, 08/15/17	3,817
1,020	9.000%, 11/15/18	1,309
	U.S. Treasury Coupon STRIPS,
72,500	2.015%, 05/15/20 (n)	66,595
1,190	6.720%, 05/15/16 (n)	1,185
600	6.860%, 08/15/15 (n)	600
45,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	53,645
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,005
25,000	0.625%, 05/31/17	24,939
25,000	2.000%, 04/30/16	25,477
55,000	2.625%, 11/15/20	57,892
25,000	4.250%, 11/15/17	27,227
1,020	4.750%, 08/15/17	1,117
1,900	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/15	1,900

	Total U.S. Treasury Obligations (Cost $339,857)	356,048

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
36,791	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $36,791)	36,791

	Total Investments — 100.1% (Cost $1,205,162)	1,275,763
	Liabilities in Excess of Other Assets — (0.1)%	(1,303)

	NET ASSETS — 100.0%	$1,274,460

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
30	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.671%, 09/25/34 (i)	25
6,228	Unipac IX LLC, 13.000%, 05/15/16 (i)	5,718

	Total Asset-Backed Securities (Cost $6,214)	5,743

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,635	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—	(h)

	Utilities — 0.1%
	Electric Utilities — 0.1%
4,524	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	11,989

	Total Convertible Bonds (Cost $6,159)	11,989

Corporate Bonds — 84.9%
	Consumer Discretionary — 16.5%
	Auto Components — 1.0%
27,295	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	30,164
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8,471	3.500%, 03/15/17	8,577
8,920	4.875%, 03/15/19	9,177
21,452	5.875%, 02/01/22	22,497
4,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,468
15,685	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	16,744
10,288	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	10,944
3,944	Tenneco, Inc., 5.375%, 12/15/24	4,121

		106,692

	Automobiles — 1.7%
	FCA U.S. LLC/CG Co-Issuer, Inc.,
17,624	8.000%, 06/15/19	18,618
79,561	8.250%, 06/15/21	88,810
	General Motors Co.,
6,037	3.500%, 10/02/18	6,218
5,489	4.000%, 04/01/25	5,631
13,419	4.875%, 10/02/23	14,618
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	19,045
12,153	4.250%, 11/15/19 (e)	12,624

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
4,000	5.625%, 02/01/23 (e)	4,300
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	–	(h)
404	7.380%, 05/15/48 (i)	—	(h)
47	7.380%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		169,865

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,719
9,005	7.000%, 05/20/22	9,635
3,912	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22 (e)	3,873
7,610	VWR Funding, Inc., 7.250%, 09/15/17	7,971

		31,198

	Diversified Consumer Services — 0.2%
	Service Corp. International,
5,540	5.375%, 05/15/24	5,858
9,720	8.000%, 11/15/21	11,470

		17,328

	Hotels, Restaurants & Leisure — 3.4%
13,935	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	14,492
5,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	5,453
4,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	4,303
5,357	Choice Hotels International, Inc., 5.750%, 07/01/22	5,839
20,268	Chukchansi Economic Development Authority, 10.335%, 05/30/20 (d) (e)	12,363

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
5,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	4,704
5,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	5,275
5,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	6,442
8,750	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,286
15,795	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	16,901
8,315	Landry’s, Inc., 9.375%, 05/01/20 (e)	8,970
	MGM Resorts International,
10,675	6.000%, 03/15/23	11,102
6,140	6.625%, 12/15/21	6,662
5,500	6.750%, 10/01/20	6,012
18,920	7.750%, 03/15/22	21,616
14,945	8.625%, 02/01/19	17,187
13,150	11.375%, 03/01/18	15,977
8,886	MTR Gaming Group, Inc., 11.500%, 08/01/19	9,641
8,014	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	8,234
	Pinnacle Entertainment, Inc.,
2,827	6.375%, 08/01/21	3,004
2,000	7.750%, 04/01/22	2,155
3,000	8.750%, 05/15/20	3,165
3,367	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	3,367
4,065	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	4,309
	Scientific Games International, Inc.,
8,800	7.000%, 01/01/22 (e)	9,064
20,140	10.000%, 12/01/22 (e)	19,737
12,860	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	12,892
11,360	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	12,780
2,301	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,356
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	6,165
10,996	Station Casinos LLC, 7.500%, 03/01/21	11,821
9,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	9,979
12,412	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	13,870

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
20,445	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	20,572
19,626	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	19,185

		344,880

	Household Durables — 1.0%
8,440	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	8,735
	K. Hovnanian Enterprises, Inc.,
3,000	9.125%, 11/15/20 (e)	3,150
12,350	11.875%, 10/15/15	12,998
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,307
4,242	4.500%, 11/15/19	4,337
5,106	6.950%, 06/01/18	5,566
6,440	Series B, 12.250%, 06/01/17	7,664
8,157	M/I Homes, Inc., 8.625%, 11/15/18	8,422
	Meritage Homes Corp.,
7,563	7.000%, 04/01/22	8,055
2,655	7.150%, 04/15/20	2,834
	Standard Pacific Corp.,
4,519	5.875%, 11/15/24	4,610
9,130	8.375%, 01/15/21	10,545
2,402	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,546
2,041	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,327
9,675	WCI Communities, Inc., 6.875%, 08/15/21	9,868
5,280	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	5,122

		101,086

	Internet & Catalog Retail — 0.5%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,510
4,800	5.500%, 02/15/22 (e)	4,953
9,860	5.750%, 03/01/24	10,205
4,800	5.875%, 02/15/25 (e)	4,962
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,205
14,824	11.500%, 04/01/18	13,267

		49,102

	Media — 7.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
	Altice S.A., (Luxembourg),
11,439	7.625%, 02/15/25 (e)	11,811
22,296	7.750%, 05/15/22 (e)	23,020
4,730	AMC Entertainment, Inc., 5.875%, 02/15/22	4,907
	Cablevision Systems Corp.,
1,232	7.750%, 04/15/18	1,374
48,385	8.000%, 04/15/20	55,098
27,699	CCOH Safari LLC, 5.750%, 12/01/24	28,669
	Cenveo Corp.,
9,050	6.000%, 08/01/19 (e)	8,529
10,225	8.500%, 09/15/22 (e)	8,666
	Clear Channel Worldwide Holdings, Inc.,
15,450	6.500%, 11/15/22	16,184
31,465	Series B, 6.500%, 11/15/22	33,195
2,650	Series A, 7.625%, 03/15/20	2,776
34,151	Series B, 7.625%, 03/15/20	36,115
1,665	CSC Holdings LLC, 6.750%, 11/15/21	1,882
	DISH DBS Corp.,
6,600	5.125%, 05/01/20	6,658
520	5.875%, 07/15/22	526
43,064	5.875%, 11/15/24	42,849
54,470	6.750%, 06/01/21	58,079
	Gannett Co., Inc.,
5,365	5.500%, 09/15/24 (e)	5,580
12,815	6.375%, 10/15/23	13,904
17,710	Gray Television, Inc., 7.500%, 10/01/20	18,418
9,922	iHeartCommunications, Inc., 9.000%, 12/15/19	9,798
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	10,273
6,420	LIN Television Corp., 5.875%, 11/15/22 (e)	6,565
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,136
4,622	Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21	4,703
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	6,013
11,394	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	11,650
	Numericable-SFR, (France),
1,165	4.875%, 05/15/19 (e)	1,165
41,750	6.000%, 05/15/22 (e)	42,481
11,702	6.250%, 05/15/24 (e)	12,012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
3,675	5.250%, 02/15/22	3,850
4,425	5.625%, 02/15/24	4,718
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,953
3,825	Quebecor, Inc., (Canada), 9.750%, 04/15/15 (d)	10
8,656	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	9,175
	Regal Entertainment Group,
18,730	5.750%, 03/15/22	19,245
1,975	5.750%, 02/01/25	1,975
	Sinclair Television Group, Inc.,
14,930	5.375%, 04/01/21	15,228
9,985	5.625%, 08/01/24 (e)	10,110
1,980	6.125%, 10/01/22	2,084
3,500	6.375%, 11/01/21	3,710
	Sirius XM Radio, Inc.,
2,655	4.250%, 05/15/20 (e)	2,642
4,200	4.625%, 05/15/23 (e)	4,116
11,271	5.750%, 08/01/21 (e)	11,834
8,395	5.875%, 10/01/20 (e)	8,846
13,390	6.000%, 07/15/24 (e)	14,227
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
9,892	5.000%, 01/15/25 (e)	10,114
2,725	5.500%, 01/15/23 (e)	2,875
4,681	Unitymedia KabelBW GmbH, (Germany), 6.125%, 01/15/25 (e)	4,968
	Univision Communications, Inc.,
19,155	5.125%, 05/15/23 (e)	19,825
38,677	6.750%, 09/15/22 (e)	42,013
10,625	8.500%, 05/15/21 (e)	11,409
	Videotron Ltd., (Canada),
2,099	5.000%, 07/15/22	2,183
9,771	5.375%, 06/15/24 (e)	10,284
19,672	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	20,576
	WMG Acquisition Corp.,
2,000	5.625%, 04/15/22 (e)	2,000
18,439	6.750%, 04/15/22 (e)	17,517
6,436	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	6,734

		754,326

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — 0.2%
4,879	Family Tree Escrow LLC, 5.750%, 03/01/23 (e)	5,135
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,073
13,850	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	14,560

		22,768

	Specialty Retail — 0.9%
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	9,810
27,405	8.875%, 03/15/19	17,128
32,700	9.000%, 03/15/19 (e)	30,697
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,575
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	6,721
	L Brands, Inc.,
4,450	5.625%, 02/15/22	4,918
1,000	5.625%, 10/15/23	1,110
3,275	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,373
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,213
7,560	Radio Systems Corp., 8.375%, 11/01/19 (e)	8,165
5,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,387

		97,097

	Total Consumer Discretionary	1,694,342

	Consumer Staples — 3.9%
	Beverages — 0.5%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,320
5,130	4.250%, 05/01/23	5,322
2,770	4.750%, 11/15/24	2,964
5,050	6.000%, 05/01/22	5,782
11,481	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	11,481
18,786	DS Services of America, Inc., 10.000%, 09/01/21 (e)	21,933

		50,802

	Food & Staples Retailing — 0.9%
22,700	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	24,403
9,700	Ingles Markets, Inc., 5.750%, 06/15/23	10,088
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,518
5,180	7.450%, 08/01/29	4,805
4,522	8.000%, 05/01/31	4,273
3,877	8.700%, 05/01/30	3,838
8,000	Rite Aid Corp., 6.750%, 06/15/21	8,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
18,530	SUPERVALU, Inc., 7.750%, 11/15/22	19,595
14,195	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	14,834

		92,854

	Food Products — 2.2%
16,774	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	17,592
9,550	Darling Ingredients, Inc., 5.375%, 01/15/22	9,645
8,104	Dean Foods Co., 6.500%, 03/15/23 (e)	8,139
	H.J. Heinz Co.,
18,963	4.250%, 10/15/20	19,243
7,550	4.875%, 02/15/25 (e)	7,588
	JBS USA LLC/JBS USA Finance, Inc.,
22,765	5.875%, 07/15/24 (e)	22,775
10,948	7.250%, 06/01/21 (e)	11,516
29,317	7.250%, 06/01/21 (e)	30,875
15,473	8.250%, 02/01/20 (e)	16,347
16,659	Post Holdings, Inc., 6.750%, 12/01/21 (e)	17,034
	Smithfield Foods, Inc.,
18,931	5.250%, 08/01/18 (e)	19,523
18,701	5.875%, 08/01/21 (e)	19,706
21,209	6.625%, 08/15/22	23,065
2,325	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,372

		225,420

	Household Products — 0.2%
	Spectrum Brands, Inc.,
3,428	6.125%, 12/15/24 (e)	3,685
5,992	6.625%, 11/15/22	6,561
5,699	6.750%, 03/15/20	5,998

		16,244

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,563
3,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	3,447

		11,010

	Total Consumer Staples	396,330

	Energy — 12.6%
	Energy Equipment & Services — 1.7%
	Basic Energy Services, Inc.,
2,875	7.750%, 02/15/19	2,271
7,858	7.750%, 10/15/22	5,815
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	7,308

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	6,588
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,941
9,000	7.250%, 10/01/20 (e)	9,832
9,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	5,649
	Parker Drilling Co.,
5,022	6.750%, 07/15/22	4,118
5,046	7.500%, 08/01/20	4,340
6,708	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	6,121
6,100	PHI, Inc., 5.250%, 03/15/19	5,551
5,795	Pioneer Energy Services Corp., 6.125%, 03/15/22	4,448
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24 (e)	9,709
4,550	6.500%, 12/15/21	4,322
8,245	6.625%, 11/15/20	7,998
17,199	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	11,265
3,000	SESI LLC, 7.125%, 12/15/21	3,007
5,848	Seventy Seven Energy, Inc., 6.500%, 07/15/22	3,041
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	4,719
3,804	7.500%, 07/01/21	4,004
	Transocean, Inc., (Cayman Islands),
4,602	6.375%, 12/15/21	4,061
918	6.375%, 12/15/21	810
13,244	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	12,416
32,062	Unit Corp., 6.625%, 05/15/21	31,982
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	7,406

		170,722

	Oil, Gas & Consumable Fuels — 10.9%
14,383	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	15,408
6,171	Antero Resources Corp., 5.125%, 12/01/22 (e)	6,078
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21	5,123
15,750	6.000%, 12/01/20	16,105
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,544	5.625%, 06/01/24 (e)	1,456
9,885	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	10,182
	California Resources Corp.,
11,611	5.000%, 01/15/20 (e)	10,653
21,721	5.500%, 09/15/21 (e)	19,820
14,778	6.000%, 11/15/24 (e)	13,171
	Chesapeake Energy Corp.,
20,367	4.875%, 04/15/22	20,112
10,400	5.375%, 06/15/21	10,530
8,900	5.750%, 03/15/23	9,289
14,666	6.125%, 02/15/21	15,583
2,100	6.625%, 08/15/20	2,284
8,120	6.875%, 11/15/20	8,922
3,000	7.250%, 12/15/18	3,323
	Cimarex Energy Co.,
8,442	4.375%, 06/01/24	8,315
7,065	5.875%, 05/01/22	7,489
9,830	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	10,051
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,421
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
3,287	6.375%, 03/15/24	3,016
2,000	8.500%, 12/15/19	2,035
	Comstock Resources, Inc.,
3,300	7.750%, 04/01/19	2,046
7,165	9.500%, 06/15/20	4,442
	Concho Resources, Inc.,
10,601	5.500%, 10/01/22	10,972
5,239	5.500%, 04/01/23	5,422
4,585	6.500%, 01/15/22	4,872
7,054	7.000%, 01/15/21	7,583
	CONSOL Energy, Inc.,
10,470	5.875%, 04/15/22	10,051
9,380	6.375%, 03/01/21	9,427
9,490	8.250%, 04/01/20	9,893
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	9,138
4,512	7.750%, 04/01/19	4,698
8,860	Diamondback Energy, Inc., 7.625%, 10/01/21	9,303
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	20,250
4,917	7.500%, 10/15/20	5,630

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Energy XXI Gulf Coast, Inc.,
2,357	6.875%, 03/15/24 (e)	1,178
4,075	7.500%, 12/15/21	2,099
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	9,155
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	6,821
10,802	7.750%, 09/01/22	11,180
23,000	9.375%, 05/01/20	24,553
	EXCO Resources, Inc.,
3,081	7.500%, 09/15/18	2,334
12,153	8.500%, 04/15/22	8,932
8,275	Genesis Energy LP, 5.625%, 06/15/24	7,696
10,088	Genesis Energy LP/Genesis Energy Finance Corp., 5.750%, 02/15/21	9,886
	Halcon Resources Corp.,
19,515	9.250%, 02/15/22	14,587
6,236	9.750%, 07/15/20	4,802
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,665	5.000%, 12/01/24 (e)	10,052
20,565	7.625%, 04/15/21 (e)	21,439
3,140	8.000%, 02/15/20 (e)	3,218
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	5,847
7,505	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	7,167
15,578	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	12,618
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	6,190
5,746	5.625%, 11/15/23 (e)	6,448
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21	7,120
4,955	5.500%, 02/01/22	5,005
9,622	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	8,082
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,465
15,538	4.875%, 12/01/24	15,965
4,198	5.500%, 02/15/23	4,387
9,088	6.250%, 06/15/22	9,633
324	6.500%, 08/15/21	343
10,393	6.750%, 11/01/20	10,991

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
14,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	13,440
	MEG Energy Corp., (Canada),
3,155	6.500%, 03/15/21 (e)	3,053
2,460	7.000%, 03/31/24 (e)	2,395
9,437	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	9,060
9,370	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	9,370
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	9,023
7,000	5.750%, 01/30/22	7,332
10,395	6.875%, 02/01/20	10,681
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,725
7,048	6.875%, 10/15/21	7,083
11,495	Oasis Petroleum, Inc., 6.875%, 03/15/22	11,265
	Peabody Energy Corp.,
11,070	6.000%, 11/15/18	10,074
9,707	6.250%, 11/15/21	8,081
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19	1,431
6,550	8.500%, 05/01/20	6,419
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	9,979
16,662	5.375%, 10/01/22	16,454
18,569	6.875%, 03/01/21	19,869
	Range Resources Corp.,
9,108	5.000%, 03/15/23	9,313
1,080	6.750%, 08/01/20	1,137
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	4,262
8,792	5.000%, 10/01/22	9,319
10,500	5.500%, 04/15/23	10,972
12,277	5.875%, 03/01/22	13,413
8,672	6.500%, 07/15/21	9,279
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	11,621
13,290	5.875%, 06/01/22	12,758
5,610	5.875%, 06/01/24	5,301
3,654	RSP Permian, Inc., 6.625%, 10/01/22 (e)	3,677
6,373	Sabine Oil & Gas Corp., 9.750%, 02/15/17	2,932

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,100	SandRidge Energy, Inc., 7.500%, 03/15/21	3,755
5,938	SemGroup Corp., 7.500%, 06/15/21	6,235
11,750	Seventy Seven Operating LLC, 6.625%, 11/15/19	9,429
	SM Energy Co.,
12,800	5.000%, 01/15/24	12,416
15,234	6.500%, 11/15/21	15,691
11,280	6.500%, 01/01/23	11,618
18,501	6.625%, 02/15/19	18,987
10,030	Stone Energy Corp., 7.500%, 11/15/22	9,529
10,127	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,760
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
8,249	5.000%, 01/15/18 (e)	8,579
10,000	5.250%, 05/01/23	10,200
11,585	6.875%, 02/01/21	12,309
4,288	Tesoro Corp., 5.125%, 04/01/24	4,395
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,987	5.500%, 10/15/19 (e)	7,389
9,000	5.875%, 10/01/20	9,427
4,500	6.125%, 10/15/21	4,770
6,576	6.250%, 10/15/22 (e)	6,971
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	15,088
15,770	6.125%, 10/01/24 (e)	14,982
8,920	W&T Offshore, Inc., 8.500%, 06/15/19	6,155
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,680
13,940	Whiting Petroleum Corp., 5.000%, 03/15/19	13,731
20,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	20,600
	WPX Energy, Inc.,
12,121	5.250%, 01/15/17	12,363
14,134	5.250%, 09/15/24	13,463
41,315	6.000%, 01/15/22	40,902

		1,125,623

	Total Energy	1,296,345

	Financials — 6.0%
	Banks — 2.1%
14,025	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	16,050
	CIT Group, Inc.,
4,724	3.875%, 02/19/19	4,765
7,626	5.000%, 08/15/22	8,108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
55,005	5.250%, 03/15/18	58,085
3,256	5.375%, 05/15/20	3,500
1,250	5.500%, 02/15/19 (e)	1,336
26,345	6.625%, 04/01/18 (e)	28,749
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,214
6,461	6.000%, 12/19/23	7,232
47,970	6.100%, 06/10/23	53,772
30,494	6.125%, 12/15/22	34,393

		219,204

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
5,240	5.375%, 11/15/22	5,528
3,450	6.375%, 11/15/19	3,705
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,085
3,049	5.875%, 03/15/22 (e)	3,262
4,309	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,481

		22,061

	Consumer Finance — 1.3%
12,107	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21 (e)	12,803
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,901
34,577	7.500%, 09/15/20	41,147
12,485	8.000%, 03/15/20	14,951
21,569	8.000%, 11/01/31	27,824
2,325	General Motors Financial Co., Inc., 4.750%, 08/15/17	2,465
	Navient Corp.,
2,378	7.250%, 01/25/22	2,628
19,342	8.000%, 03/25/20	22,509

		133,228

	Diversified Financial Services — 1.2%
21,153	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	14,278
18,918	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	19,580
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	13,843
24,240	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	25,815

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
9,201	Highland Ranch, 6.700%, 09/01/20 (i)	9,109
3,324	Igloo Holdings Corp., 9.000%, (cash) 12/15/17 (e) (v)	3,341
4,123	MSCI, Inc., 5.250%, 11/15/24 (e)	4,298
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,920
3,177	7.875%, 10/01/20	3,193
6,375	9.625%, 05/01/19	6,789
5,900	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,136
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,363

		116,665

	Insurance — 0.6%
8,545	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	8,801
7,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	8,170
9,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	10,500
13,747	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,496
10,335	National Financial Partners Corp., 9.000%, 07/15/21 (e)	10,748
9,783	USI, Inc., 7.750%, 01/15/21 (e)	9,954

		64,669

	Real Estate Investment Trusts (REITs) — 0.5%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,303
	Crown Castle International Corp.,
5,970	4.875%, 04/15/22	6,254
11,625	5.250%, 01/15/23	12,264
8,270	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,642
14,644	Iron Mountain, Inc., 5.750%, 08/15/24	14,827
3,494	Potlatch Corp., 7.500%, 11/01/19	4,001

		53,291

	Real Estate Management & Development — 0.1%
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,915
7,361	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	7,122

		10,037

	Total Financials	619,155

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 8.8%
	Health Care Equipment & Supplies — 1.4%
	Alere, Inc.,
7,858	6.500%, 06/15/20	8,113
250	7.250%, 07/01/18	268
1,265	8.625%, 10/01/18	1,319
	Biomet, Inc.,
20,915	6.500%, 08/01/20	22,327
17,405	6.500%, 10/01/20	18,427
4,930	ConvaTec Finance International S.A., (Luxembourg), 8.250%, (cash) 01/15/19 (e) (v)	4,993
25,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	27,374
3,890	Halyard Health, Inc., 6.250%, 10/15/22 (e)	4,084
12,350	Hologic, Inc., 6.250%, 08/01/20	12,937
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,062
13,453	4.750%, 04/15/23	13,184
18,382	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	19,439
	Teleflex, Inc.,
2,985	5.250%, 06/15/24 (e)	3,022
4,250	6.875%, 06/01/19	4,431

		140,980

	Health Care Providers & Services — 5.8%
	Acadia Healthcare Co., Inc.,
4,910	5.125%, 07/01/22	4,934
4,650	5.625%, 02/15/23 (e)	4,801
4,165	6.125%, 03/15/21	4,332
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,538
7,825	5.625%, 07/15/22	8,295
7,840	Catamaran Corp., (Canada), 4.750%, 03/15/21	8,163
9,241	Centene Corp., 4.750%, 05/15/22	9,541
	CHS/Community Health Systems, Inc.,
10,266	5.125%, 08/15/18	10,625
10,085	5.125%, 08/01/21	10,514
21,505	6.875%, 02/01/22	22,997
10,362	7.125%, 07/15/20	11,074
18,250	8.000%, 11/15/19	19,528
	DaVita HealthCare Partners, Inc.,
11,880	5.125%, 07/15/24	12,325
10,500	5.750%, 08/15/22	11,327

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
8,800	6.625%, 11/01/20	9,284
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,382
	Fresenius Medical Care U.S. Finance II, Inc.,
6,205	4.125%, 10/15/20 (e)	6,391
4,380	4.750%, 10/15/24 (e)	4,654
8,281	5.625%, 07/31/19 (e)	9,047
10,151	5.875%, 01/31/22 (e)	11,394
6,419	6.875%, 07/15/17	7,061
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	11,335
3,075	6.500%, 09/15/18 (e)	3,429
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,657
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,262
9,680	4.250%, 10/15/19	10,019
6,945	4.750%, 05/01/23	7,326
11,701	5.000%, 03/15/24	12,637
12,185	5.250%, 04/15/25	13,388
9,500	5.375%, 02/01/25	10,070
10,440	5.875%, 03/15/22	11,735
6,800	5.875%, 05/01/23	7,446
26,993	6.500%, 02/15/20	30,705
19,448	7.500%, 02/15/22	22,949
3,200	8.000%, 10/01/18	3,736
9,073	HealthSouth Corp., 5.750%, 11/01/24	9,481
23,206	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	24,163
2,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	2,940
	LifePoint Hospitals, Inc.,
7,774	5.500%, 12/01/21	8,260
5,450	6.625%, 10/01/20	5,722
23,925	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	25,420
6,335	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	6,533
	Omnicare, Inc.,
2,090	4.750%, 12/01/22	2,182
1,090	5.000%, 12/01/24	1,147
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,425
8,041	4.500%, 04/01/21	8,081
5,725	4.750%, 06/01/20	5,897
11,514	5.000%, 03/01/19 (e)	11,572
8,164	5.500%, 03/01/19 (e)	8,317
19,145	6.000%, 10/01/20	20,820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
6,204	6.250%, 11/01/18	6,770
7,155	6.750%, 02/01/20	7,674
13,807	8.000%, 08/01/20	14,635
19,741	8.125%, 04/01/22	22,357
15,167	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,267
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,230
3,252	4.750%, 08/01/22 (e)	3,411

		595,205

	Health Care Technology — 0.1%
2,853	Emdeon, Inc., 11.000%, 12/31/19	3,131
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,990

		13,121

	Pharmaceuticals — 1.5%
8,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	8,639
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	1
4,450	Endo Finance LLC, 5.750%, 01/15/22 (e)	4,689
	Endo Finance LLC & Endo Finco, Inc.,
5,300	7.000%, 07/15/19 (e)	5,578
1,959	7.250%, 01/15/22 (e)	2,104
2,880	Endo Finance LLC/Endo Finco, Inc., 7.000%, 12/15/20 (e)	3,046
11,150	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25 (e)	11,805
7,790	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	7,985
2,025	Hospira, Inc., 5.200%, 08/12/20	2,293
5,814	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	6,163
7,640	Salix Pharmaceuticals Ltd., 6.500%, 01/15/21 (e)	8,557
	Valeant Pharmaceuticals International, Inc., (Canada),
6,175	5.500%, 03/01/23 (e)	6,237
6,075	5.625%, 12/01/21 (e)	6,181
22,653	6.375%, 10/15/20 (e)	23,842
19,415	6.750%, 08/15/18 (e)	20,628
3,870	6.750%, 08/15/21 (e)	4,064
17,670	7.000%, 10/01/20 (e)	18,554
3,700	7.250%, 07/15/22 (e)	3,931
11,237	7.500%, 07/15/21 (e)	12,192

		156,489

	Total Health Care	905,795

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrials — 9.4%
	Aerospace & Defense — 0.8%
5,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	5,716
	Bombardier, Inc., (Canada),
8,681	4.750%, 04/15/19 (e)	8,464
3,500	5.500%, 09/15/18 (e)	3,566
3,842	6.125%, 01/15/23 (e)	3,679
9,450	7.500%, 03/15/18 (e)	10,064
5,629	7.500%, 03/15/25 (e)	5,629
5,184	GenCorp, Inc., 7.125%, 03/15/21	5,482
3,151	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	2,804
3,725	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	3,800
4,153	Spirit AeroSystems, Inc., 5.250%, 03/15/22	4,330
	TransDigm, Inc.,
6,390	5.500%, 10/15/20	6,326
12,688	6.000%, 07/15/22	12,847
6,065	6.500%, 07/15/24	6,201

		78,908

	Air Freight & Logistics — 0.1%
3,400	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	2,975
4,870	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	5,177

		8,152

	Airlines — 0.7%
10,232	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	10,821
9,035	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	10,119
2,556	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,837
7,045	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	7,468
4,137	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,807
263	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	296
11,842	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	13,145
14,120	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	16,440
6,380	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	6,635
2,378	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,574

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — continued
1,415	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,571

		76,713

	Building Products — 0.6%
	Building Materials Corp. of America,
12,293	5.375%, 11/15/24 (e)	12,662
6,200	6.750%, 05/01/21 (e)	6,665
5,650	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	5,791
1,075	Masco Corp., 7.125%, 03/15/20	1,257
17,600	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	18,744
4,765	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	4,956
	Unifrax I LLC/Unifrax Holding Co.,
9,850	7.500%, 02/15/19 (e)	9,948
5,415	USG Corp., 5.500%, 03/01/25 (e)	5,537

		65,560

	Commercial Services & Supplies — 2.4%
	ADT Corp. (The),
955	4.125%, 04/15/19	968
32,900	4.125%, 06/15/23	31,337
24,592	6.250%, 10/15/21	26,621
9,829	Aramark Services, Inc., 5.750%, 03/15/20	10,271
24,800	Casella Waste Systems, Inc., 7.750%, 02/15/19	25,048
	Covanta Holding Corp.,
4,800	5.875%, 03/01/24	4,992
2,334	7.250%, 12/01/20	2,497
8,234	Deluxe Corp., 6.000%, 11/15/20	8,666
16,685	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	16,310
	Harland Clarke Holdings Corp.,
6,275	9.250%, 03/01/21 (e)	6,087
1,480	9.750%, 08/01/18 (e)	1,583
32,554	ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)	30,764
32,786	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	31,639
16,371	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	14,161
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,032
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	7,880
	Quebecor World Capital Corp., (Canada),
865	6.125%, 04/15/15 (d)	2

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
8,325	6.125%, 04/15/15 (d) (i)	21
6,815	6.500%, 08/01/27 (d) (i)	17
	R.R. Donnelley & Sons Co.,
2,025	6.000%, 04/01/24	2,093
2,710	6.500%, 11/15/23	2,879
1,543	7.250%, 05/15/18	1,721
2,670	7.875%, 03/15/21	3,044
10,935	West Corp., 5.375%, 07/15/22 (e)	10,634

		242,267

	Construction & Engineering — 0.7%
	AECOM,
13,400	5.750%, 10/15/22 (e)	14,036
14,415	5.875%, 10/15/24 (e)	15,316
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,173
13,000	MasTec, Inc., 4.875%, 03/15/23	12,318
24,000	Tutor Perini Corp., 7.625%, 11/01/18	24,840

		76,683

	Electrical Equipment — 0.3%
3,347	Artesyn Embedded Technologies, Inc., 9.750%, 10/15/20 (e)	3,196
9,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	9,962
	Sensata Technologies B.V., (Netherlands),
6,293	4.875%, 10/15/23 (e)	6,561
3,801	5.625%, 11/01/24 (e)	4,077
5,660	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	6,134

		29,930

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	8,736

	Machinery — 0.8%
	Amsted Industries, Inc.,
3,810	5.000%, 03/15/22 (e)	3,810
2,670	5.375%, 09/15/24 (e)	2,670
14,430	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	14,971
	Bluewater Holding B.V., (Netherlands),
8,100	10.000%, 12/10/19 (e)	6,966
22,400	Reg. S, 10.000%, 12/10/19 (e)	19,264
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,718
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,874
3,591	Oshkosh Corp., 5.375%, 03/01/25 (e)	3,672

		76,945

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Marine — 0.6%
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
10,140	7.375%, 01/15/22 (e)	9,506
2,080	8.125%, 02/15/19	1,789
14,577	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	14,067
8,048	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	8,209
6,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	4,865
23,067	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	22,606

		61,042

	Professional Services — 0.1%
2,246	FTI Consulting, Inc., 6.000%, 11/15/22	2,386
4,860	IHS, Inc., 5.000%, 11/01/22 (e)	4,939

		7,325

	Road & Rail — 0.4%
	Ashtead Capital, Inc.,
1,440	5.625%, 10/01/24 (e)	1,512
9,989	6.500%, 07/15/22 (e)	10,863
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
10,311	5.125%, 06/01/22 (e)	10,543
985	5.500%, 04/01/23	1,032
4,463	9.750%, 03/15/20	4,865
15,029	Hertz Corp. (The), 7.375%, 01/15/21	15,818

		44,633

	Trading Companies & Distributors — 1.8%
	Aircastle Ltd., (Bermuda),
84	5.125%, 03/15/21	89
2,882	6.250%, 12/01/19	3,188
5,969	7.625%, 04/15/20	6,954
10,457	H&E Equipment Services, Inc., 7.000%, 09/01/22	10,744
	HD Supply, Inc.,
6,510	5.250%, 12/15/21 (e)	6,762
15,734	7.500%, 07/15/20	16,836
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,223
4,965	5.875%, 04/01/19	5,461
24,055	6.250%, 05/15/19	26,972
29,982	8.250%, 12/15/20	37,253
6,650	8.625%, 01/15/22	8,612

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	United Rentals North America, Inc.,
9,935	5.750%, 11/15/24	10,481
8,488	6.125%, 06/15/23	9,103
14,000	7.625%, 04/15/22	15,551
7,500	8.250%, 02/01/21	8,138
13,750	8.375%, 09/15/20	14,713

		187,080

	Total Industrials	963,974

	Information Technology — 4.1%
	Communications Equipment — 1.0%
	Alcatel-Lucent USA, Inc.,
8,447	4.625%, 07/01/17 (e)	8,722
9,874	6.450%, 03/15/29	9,886
8,285	6.750%, 11/15/20 (e)	8,865
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	12,105
15,558	10.500%, 03/01/21 (e)	13,574
	CommScope, Inc.,
6,095	5.000%, 06/15/21 (e)	6,171
9,872	5.500%, 06/15/24 (e)	9,996
18,825	Goodman Networks, Inc., 12.125%, 07/01/18	18,448
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	7,169
3,145	6.625%, 05/15/39	3,648

		98,584

	Electronic Equipment, Instruments & Components — 0.6%
	Belden, Inc.,
6,149	5.250%, 07/15/24 (e)	6,149
597	5.500%, 09/01/22 (e)	612
	Brightstar Corp.,
2,650	7.250%, 08/01/18 (e)	2,836
3,267	9.500%, 12/01/16 (e)	3,434
	CDW LLC/CDW Finance Corp.,
3,636	5.000%, 09/01/23	3,654
5,290	5.500%, 12/01/24	5,502
4,348	6.000%, 08/15/22	4,641
2,334	8.500%, 04/01/19	2,447
3,526	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	3,681
3,287	Sanmina Corp., 4.375%, 06/01/19 (e)	3,312
7,036	Viasystems, Inc., 7.875%, 05/01/19 (e)	7,423
13,615	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	14,704

		58,395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — 0.2%
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,148
4,518	5.375%, 01/01/22	4,710
7,430	5.375%, 04/01/23	7,769
5,648	5.750%, 01/01/25	5,930
5,954	VeriSign, Inc., 4.625%, 05/01/23	5,954

		26,511

	IT Services — 1.1%
8,216	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	8,196
	First Data Corp.,
9,460	6.750%, 11/01/20 (e)	10,146
4,340	7.375%, 06/15/19 (e)	4,557
18,302	8.250%, 01/15/21 (e)	19,629
4,350	10.625%, 06/15/21	5,002
3,720	11.250%, 01/15/21	4,250
11,400	11.750%, 08/15/21	13,281
21,168	12.625%, 01/15/21	25,296
3,418	8.750% (cash), 01/15/22 (e) (v)	3,692
1,939	iGATE Corp., 4.750%, 04/15/19	1,968
	SunGard Data Systems, Inc.,
8,170	6.625%, 11/01/19	8,497
5,739	7.625%, 11/15/20	6,133

		110,647

	Semiconductors & Semiconductor Equipment — 0.8%
	Advanced Micro Devices, Inc.,
7,992	6.750%, 03/01/19	7,932
15,012	7.000%, 07/01/24	13,661
770	7.500%, 08/15/22	760
9,140	7.750%, 08/01/20	9,072
	Amkor Technology, Inc.,
4,311	6.375%, 10/01/22	4,494
1,180	6.625%, 06/01/21	1,233
3,004	Entegris, Inc., 6.000%, 04/01/22 (e)	3,124
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,554
5,714	6.000%, 01/15/22 (e)	6,157
	Micron Technology, Inc.,
6,084	5.250%, 08/01/23 (e)	6,228
7,392	5.500%, 02/01/25 (e)	7,577
5,133	5.875%, 02/15/22	5,422
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,388
3,230	5.750%, 02/15/21 (e)	3,424

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
3,663	5.750%, 03/15/23 (e)	3,919

		80,945

	Software — 0.3%
	Audatex North America, Inc.,
11,712	6.000%, 06/15/21 (e)	12,444
2,022	6.125%, 11/01/23 (e)	2,143
2,635	Infor Software Parent LLC/Infor Software Parent, Inc., 7.875%, (cash) 05/01/21 (e) (v)	2,651
3,559	Infor U.S., Inc., 9.375%, 04/01/19	3,822
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	8,014
4,890	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	5,037

		34,111

	Technology Hardware, Storage & Peripherals — 0.1%
	NCR Corp.,
3,142	5.000%, 07/15/22	3,166
1,090	5.875%, 12/15/21	1,128
2,730	6.375%, 12/15/23	2,887

		7,181

	Total Information Technology	416,374

	Materials — 10.9%
	Chemicals — 2.2%
	Ashland, Inc.,
2,806	3.000%, 03/15/16	2,838
12,038	3.875%, 04/15/18	12,519
12,040	4.750%, 08/15/22	12,315
13,644	Axiall Corp., 4.875%, 05/15/23	13,883
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	13,491
5,000	Celanese US Holdings LLC, 4.625%, 11/15/22	5,050
6,866	Eagle Spinco, Inc., 4.625%, 02/15/21	6,952
12,900	Hexion U.S. Finance Corp., 6.625%, 04/15/20	12,320
	Huntsman International LLC,
15,000	4.875%, 11/15/20	15,431
4,396	5.125%, 11/15/22 (e)	4,517
	INEOS Group Holdings S.A., (Luxembourg),
3,516	5.875%, 02/15/19 (e)	3,551
3,617	6.125%, 08/15/18 (e)	3,672
	LyondellBasell Industries N.V., (Netherlands),
8,930	5.000%, 04/15/19	9,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
6,000	6.000%, 11/15/21	7,118
	Momentive Performance Materials, Inc.,
10,610	3.880%, 10/24/21	9,416
10,610	8.875%, 10/15/20 (d) (i)	–	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,593
5,135	5.250%, 08/01/23 (e)	5,417
8,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	8,251
7,200	Olin Corp., 5.500%, 08/15/22	7,398
	PolyOne Corp.,
16,639	5.250%, 03/15/23	17,388
7,117	7.375%, 09/15/20	7,553
8,185	PSPC Escrow Corp., 6.500%, 02/01/22 (e)	8,625
	Rain CII Carbon LLC/CII Carbon Corp.,
10,845	8.000%, 12/01/18 (e)	10,465
10,856	8.250%, 01/15/21 (e)	10,490
	W.R. Grace & Co.-Conn,
6,902	5.125%, 10/01/21 (e)	7,144
2,300	5.625%, 10/01/24 (e)	2,472

		223,721

	Construction Materials — 1.3%
28,654	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	31,711
	Cemex Finance LLC,
2,200	6.000%, 04/01/24 (e)	2,197
25,230	9.375%, 10/12/22 (e)	28,699
2,194	9.660%, 02/14/17 (i)	2,194
	Cemex S.A.B. de C.V., (Mexico),
4,954	4.667%, 02/14/17 (i)	4,880
7,630	5.700%, 01/11/25 (e)	7,438
4,443	6.125%, 05/05/25 (e)	4,442
9,800	6.500%, 12/10/19 (e)	10,327
10,513	7.250%, 01/15/21 (e)	11,196
6,750	Headwaters, Inc., 7.250%, 01/15/19	7,071
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,331
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,534
16,510	Vulcan Materials Co., 7.500%, 06/15/21	19,812

		138,832

	Containers & Packaging — 2.3%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	478
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
5,971	6.250%, 01/31/19 (e)	5,986

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
1,694	7.000%, 11/15/20 (e)	1,681
7,119	9.125%, 10/15/20 (e)	7,600
	Ball Corp.,
4,195	5.000%, 03/15/22	4,384
5,450	5.750%, 05/15/21	5,788
825	6.750%, 09/15/20	854
3,590	Berry Plastics Corp., 5.500%, 05/15/22	3,752
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
3,355	5.625%, 12/15/16 (e)	3,380
6,810	6.000%, 06/15/17 (e)	6,878
8,455	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	8,709
3,508	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	582
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,697
4,075	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,238
	Owens-Brockway Glass Container, Inc.,
5,890	5.000%, 01/15/22 (e)	6,111
4,908	5.375%, 01/15/25 (e)	5,123
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
26,900	5.750%, 10/15/20	27,942
15,600	6.875%, 02/15/21	16,497
5,633	7.125%, 04/15/19	5,848
24,331	7.875%, 08/15/19	25,815
8,800	8.250%, 02/15/21	9,262
12,025	8.500%, 05/15/18	12,401
11,575	9.000%, 04/15/19	12,125
26,514	9.875%, 08/15/19	28,403
	Sealed Air Corp.,
8,745	5.125%, 12/01/24 (e)	9,139
3,594	5.250%, 04/01/23 (e)	3,787
6,000	6.500%, 12/01/20 (e)	6,796
6,212	8.375%, 09/15/21 (e)	7,027

		236,283

	Metals & Mining — 4.5%
8,165	AK Steel Corp., 8.750%, 12/01/18	8,777
	Alcoa, Inc.,
13,755	5.125%, 10/01/24	14,959
7,011	5.400%, 04/15/21	7,702
2,375	5.720%, 02/23/19	2,626
11,368	5.870%, 02/23/22	12,853

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
10,506	5.900%, 02/01/27	11,797
667	5.950%, 02/01/37	718
7,231	6.150%, 08/15/20	8,214
14,394	6.750%, 01/15/28	16,699
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,458
4,531	7.875%, 11/01/20	4,440
19,046	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	19,784
	ArcelorMittal, (Luxembourg),
10,000	6.000%, 03/01/21	10,900
52,325	7.000%, 02/25/22	59,007
4,850	7.500%, 10/15/39	5,202
18,800	10.600%, 06/01/19	23,218
4,765	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	4,908
18,177	Coeur Mining, Inc., 7.875%, 02/01/21	16,268
	Commercial Metals Co.,
5,360	4.875%, 05/15/23	5,119
6,001	7.350%, 08/15/18	6,511
5,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	5,100
	First Quantum Minerals Ltd., (Canada),
9,741	6.750%, 02/15/20 (e)	9,059
9,861	7.000%, 02/15/21 (e)	9,146
9,801	7.250%, 05/15/22 (e)	9,115
	FMG Resources August 2006 Pty Ltd., (Australia),
2,000	6.000%, 04/01/17 (e)	2,015
3,794	6.875%, 02/01/18 (e)	3,804
27,160	8.250%, 11/01/19 (e)	25,666
22,291	Hecla Mining Co., 6.875%, 05/01/21	20,062
6,980	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	7,155
7,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	7,434
	Lundin Mining Corp., (Canada),
9,000	7.500%, 11/01/20 (e)	9,247
11,334	7.875%, 11/01/22 (e)	11,731
	New Gold, Inc., (Canada),
11,626	6.250%, 11/15/22 (e)	11,510
8,261	7.000%, 04/15/20 (e)	8,550
22,000	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,870
6,715	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	6,715

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
6,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	6,723
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	8,038
	Steel Dynamics, Inc.,
4,350	5.125%, 10/01/21 (e)	4,459
5,300	5.250%, 04/15/23	5,459
8,660	5.500%, 10/01/24 (e)	8,985
5,017	6.375%, 08/15/22	5,380
3,650	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	3,796
9,950	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	6,866

		463,045

	Paper & Forest Products — 0.6%
	Clearwater Paper Corp.,
5,255	4.500%, 02/01/23	5,228
2,969	5.375%, 02/01/25 (e)	3,036
14,400	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	13,824
2,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	2,847
	Mercer International, Inc.,
2,550	7.000%, 12/01/19 (e)	2,658
8,538	7.750%, 12/01/22 (e)	8,944
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	6,171
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23	2,026
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,538
3,779	8.375%, 06/15/19 (e)	4,067
11,850	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	11,687

		63,026

	Total Materials	1,124,907

	Telecommunication Services — 9.7%
	Diversified Telecommunication Services — 5.8%
	Altice Financing S.A., (Luxembourg),
6,815	6.500%, 01/15/22 (e)	7,036
14,317	6.625%, 02/15/23 (e)	14,908
4,264	7.875%, 12/15/19 (e)	4,513
5,814	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	6,035
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,830	5.125%, 02/15/23	1,844

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
20,385	5.250%, 09/30/22	20,844
43,468	6.500%, 04/30/21	45,750
9,695	8.125%, 04/30/20	10,167
	Cincinnati Bell, Inc.,
13,618	8.375%, 10/15/20	14,503
1,682	8.750%, 03/15/18	1,720
4,035	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	4,842
56,031	Embarq Corp., 7.995%, 06/01/36	65,556
	Frontier Communications Corp.,
13,573	6.875%, 01/15/25	13,607
2,610	8.500%, 04/15/20	2,949
1,810	8.750%, 04/15/22	2,058
16,913	9.250%, 07/01/21	19,746
	Intelsat Jackson Holdings S.A., (Luxembourg),
4,334	5.500%, 08/01/23	4,101
49,712	6.625%, 12/15/22	48,593
1,100	7.250%, 04/01/19	1,139
18,280	7.250%, 10/15/20	19,011
34,783	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	32,218
11,549	Level 3 Communications, Inc., 5.750%, 12/01/22	11,866
	Level 3 Financing, Inc.,
5,200	5.625%, 02/01/23 (e)	5,356
13,451	6.125%, 01/15/21	14,241
16,243	7.000%, 06/01/20	17,465
35,274	8.125%, 07/01/19	37,346
7,700	8.625%, 07/15/20	8,393
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	8,082
19,854	7.750%, 02/15/31	20,623
4,750	Qwest Corp., 7.250%, 09/15/25	5,497
20,906	Sprint Capital Corp., 8.750%, 03/15/32	22,082
6,901	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	7,556
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,704
1,259	5.750%, 01/15/25 (e)	1,336
2,090	6.000%, 10/15/24 (e)	2,247
6,982	6.375%, 04/15/23 (e)	7,541
3,996	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	4,226
	Wind Acquisition Finance S.A., (Luxembourg),
10,302	4.750%, 07/15/20 (e)	10,405
11,525	7.375%, 04/23/21 (e)	12,015

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Windstream Corp.,
2,886	6.375%, 08/01/23	2,655
3,368	7.500%, 06/01/22	3,318
23,629	7.750%, 10/15/20	24,449
73	7.750%, 10/01/21	74
465	7.875%, 11/01/17	503
	Zayo Group LLC/Zayo Capital, Inc.,
14,170	6.000%, 04/01/23 (e)	14,454
8,679	10.125%, 07/01/20	9,807

		597,381

	Wireless Telecommunication Services — 3.9%
41,181	NII Capital Corp., 7.625%, 04/01/21 (d)	14,413
	NII International Telecom S.C.A., (Luxembourg),
13,509	7.875%, 08/15/19 (d) (e)	12,935
12,873	11.375%, 08/15/19 (d) (e)	12,551
10,230	SBA Communications Corp., 4.875%, 07/15/22 (e)	10,230
674	SBA Telecommunications, Inc., 5.750%, 07/15/20	710
19,214	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	19,539
	Sprint Communications, Inc.,
12,728	6.000%, 12/01/16	13,356
19,262	7.000%, 03/01/20 (e)	21,339
36,790	7.000%, 08/15/20	37,744
41,426	9.000%, 11/15/18 (e)	48,158
5,758	11.500%, 11/15/21	7,111
	Sprint Corp.,
30,534	7.125%, 06/15/24	30,381
5,604	7.250%, 09/15/21	5,713
20,734	7.625%, 02/15/25	20,941
11,644	7.875%, 09/15/23	12,023
	T-Mobile USA, Inc.,
5,789	5.250%, 09/01/18	6,021
6,870	6.000%, 03/01/23	7,165
12,105	6.125%, 01/15/22	12,741
12,564	6.250%, 04/01/21	13,145
6,870	6.375%, 03/01/25	7,179
4,376	6.464%, 04/28/19	4,540
3,097	6.500%, 01/15/24	3,275
7,125	6.625%, 11/15/20	7,517
13,487	6.625%, 04/01/23	14,279
12,098	6.633%, 04/28/21	12,869
27,337	6.731%, 04/28/22	29,114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
9,090	6.836%, 04/28/23	9,715
4,508	Ymobile Corp., (Japan), 8.250%, 04/01/18 (e)	4,713

		399,417

	Total Telecommunication Services	996,798

	Utilities — 3.0%
	Electric Utilities — 0.2%
7,603	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	7,489
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 4.668%, 10/01/20 (d)	10,455

		17,944

	Gas Utilities — 0.7%
1,495	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,570
5,385	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 07/15/22	5,372
	Sabine Pass Liquefaction LLC,
11,000	5.625%, 02/01/21	11,261
9,640	5.625%, 03/01/25 (e)	9,688
30,157	5.625%, 04/15/23	30,836
9,090	5.750%, 05/15/24	9,294
4,000	6.250%, 03/15/22	4,210

		72,231

	Independent Power & Renewable Electricity Producers — 1.8%
	AES Corp.,
5,190	4.875%, 05/15/23	5,086
20,474	5.500%, 03/15/24	20,781
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,985
10,700	5.500%, 02/01/24	10,820
9,821	5.750%, 01/15/25	10,017
18,374	5.875%, 01/15/24 (e)	19,936
5,000	6.000%, 01/15/22 (e)	5,453
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	—	(h)
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	—	(h)
151	8.375%, 05/01/16 (d) (i)	—
10,000	Dynegy, Inc., 5.875%, 06/01/23	9,850
31,373	GenOn Energy, Inc., 9.875%, 10/15/20	31,843
	NRG Energy, Inc.,
2,000	6.250%, 07/15/22	2,085

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — continued
11,000		6.250%, 05/01/24	11,220
20,000		6.625%, 03/15/23	21,000
18,000		7.875%, 05/15/21	19,566
5,992		TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	6,232

			183,890

		Multi-Utilities — 0.3%
		Dynegy Finance I, Inc./Dynegy Finance II, Inc.,
14,390		6.750%, 11/01/19 (e)	15,055
14,380		7.375%, 11/01/22 (e)	15,225
4,900		7.625%, 11/01/24 (e)	5,200

			35,480

		Total Utilities	309,545

		Total Corporate Bonds (Cost $8,529,049)	8,723,565

Preferred Securities — 0.5% (x)
		Financials — 0.5%
		Banks — 0.4%
5,060		Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	5,400
10,546		Citigroup, Inc., VAR, 5.950%, 01/30/23	10,678
11,709		Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19	11,621
10,689		Wells Fargo & Co., VAR, 5.900%, 06/15/24	11,140

			38,839

		Capital Markets — 0.1%
10,384		Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	10,722
5,515		Morgan Stanley, VAR, 5.450%, 07/15/19	5,643

			16,365

		Total Preferred Securities (Cost $53,623)	55,204

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	909
		Specialty Retail — 0.0% (g)
116		Neebo, Inc. (a) (i)	427

		Total Consumer Discretionary	1,336

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (i)	26
106	Somerset Cayuga Holding Co., Inc. (a) (i)	2,857

	Total Financials	2,883

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
15	General Maritime Corp. (a) (i)	116

	Materials — 0.1%
	Construction Materials — 0.1%
281	U.S. Concrete, Inc. (a)	8,561

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a) (i)	—	(h)

	Paper & Forest Products — 0.0% (g)
467	Verso Corp. (a)	1,120

	Total Materials	9,681

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
250	Dynegy, Inc. (a)	6,967

	Total Common Stocks (Cost $13,696)	20,983

Preferred Stocks — 0.9%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	1
1	Spanish Broadcasting System, Inc., Series B, 10.750%, (PIK), 04/01/15 ($1000 par value) (v) @	993

	Total Consumer Discretionary	994

	Financials — 0.8%
	Consumer Finance — 0.4%
28	Ally Financial, Inc., Series G, 7.000%, 04/01/15 ($1000 par value) (e) @	28,112
646	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	16,815

		44,927

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,452
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 ($1000 par value) @	27,932

		37,384

	Total Financials	82,311

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1000 par value) (e) @	13,448

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a) (i)	—	(h)

	Total Preferred Stocks (Cost $92,075)	96,753

PRINCIPAL AMOUNT($)
Loan Assignments — 7.7%
	Consumer Discretionary — 2.7%
	Auto Components — 0.1%
4,982	Remy International, Inc., Term Loan, VAR, 4.250%, 03/05/20	4,970

	Automobiles — 0.3%
13,740	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	13,731
15,695	Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	15,653

		29,384

	Diversified Consumer Services — 0.0% (g)
4,850	Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19 ^	4,812

	Hotels, Restaurants & Leisure — 0.2%
4,250	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	4,250
5,295	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	5,309
5,855	Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20 ^	5,842
7,164	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	7,173

		22,574

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.503%, 01/30/17	4,735

	Leisure Products — 0.2%
14,900	Delta 2 Sarl, 2nd Lien Term Loan, (Lumembourg), VAR, 7.750%, 07/29/22 ^	14,912
8,472	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19 ^	8,154

		23,066

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 1.3%
4,900	Cumulus Media Holdings, Term Loan, VAR, 4.250%, 12/23/20 ^	4,867
44,235	iHeartCommunications, Inc., Term Loan D, VAR, 6.922%, 01/30/19	42,312
20,104	iHeartCommunications, Inc., Term Loan E, VAR, 7.672%, 07/30/19 ^	19,429
10,794	R.H. Donnelley, Inc., Extended Term Loan, VAR, 9.750%, 12/31/16	8,028
12,680	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17 ^	12,541
22,517	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20 ^	22,459
11,677	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	11,651
6,967	Visant Corp., 1st Lien Term Loan, VAR, 7.000%, 09/23/21 ^	6,953
5,181	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	5,078

		133,318

	Multiline Retail — 0.2%
17,565	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	17,420

	Specialty Retail — 0.4%
14,888	J. Crew Group, Inc., 1st Lien Term Loan, VAR, 4.000%, 03/05/21	14,017
2,985	Michaels Stores, Inc., New Term B Loan, VAR, 3.750%, 01/28/20	2,965
2,856	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	2,837
8,466	Petsmart, Inc. Term Loan B, VAR, 5.250%, 02/09/22 ^	8,523
11,628	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	11,606

		39,948

	Total Consumer Discretionary	280,227

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.8%
24,390	Albertsons LLC, Term Loan B4, VAR, 5.500%, 08/25/21	24,597
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,560
23,710	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^	23,739

		75,896

	Food Products — 0.3%
4,026	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	4,016

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Food Products — continued
10,374	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	10,382
3,693	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	3,698
3,782	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20	3,758
2,963	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,945
4,907	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21 ^	4,903

		29,702

	Household Products — 0.1%
8,127	Reynolds Group Holdings Ltd., 2013 Incremental US Term Loan, VAR, 4.000%, 12/01/18	8,149
4,444	Spectrum Brands, Inc., 1st Lien Term Loan C, VAR, 3.500%, 09/04/19	4,432

		12,581

	Total Consumer Staples	118,179

	Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
3,351	Floatel International Ltd., 1st Lien Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,440
3,402	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	2,659

		5,099

	Oil, Gas & Consumable Fuels — 0.4%
2,766	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,724
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Term Loan, VAR, 8.375%, 09/30/20	7,001
9,824	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	9,437
4,299	Overseas Shipholding Group, 1st Lien Term Loan, VAR, 5.250%, 08/05/19	4,259
3,950	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 ^	3,717
8,733	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	5,655
4,925	Veresen Midstream Ltd. Partnership, 1st Lien Term Loan, VAR, 6.000%, 02/18/22 ^	4,901

		37,694

	Total Energy	42,793

	Financials — 0.3%
	Consumer Finance — 0.1%
11,910	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	11,716

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 0.2%
22,090	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19 ^	20,949

	Total Financials	32,665

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,792
2,000	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 ^	1,982

		7,774

	Pharmaceuticals — 0.0% (g)
1,330	Ceva Logistics Holdings, Inc., US Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	1,229

	Total Health Care	9,003

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
3,242	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	3,250

	Air Freight & Logistics — 0.0% (g)
166	Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	153
964	Ceva Group plc, Dutch BV Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	891
921	Ceva Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, (United Kingdom), VAR, 6.500%, 03/19/21	851

		1,895

	Airlines — 0.1%
11,335	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18 ^	11,326

	Commercial Services & Supplies — 0.1%
11,278	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.505%, 06/30/17	11,287

	Construction & Engineering — 0.0% (g)
1,569	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	1,561

	Industrial Conglomerates — 0.0% (g)
2,267	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	2,267

	Machinery — 0.1%
6,259	Wabash National Corp., 1st Lien Term Loan, VAR, 4.500%, 05/08/19	6,228

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Marine — 0.1%
2,629	Drillships Ocean Ventures, Inc., 1st Lien Term Loan, VAR, 5.500%, 07/25/21	2,194
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	5,012

		7,206

	Trading Companies & Distributors — 0.1%
5,342	McJunkin Red Man Corp., Term Loan, VAR, 5.000%, 11/08/19	5,155

	Total Industrials	50,175

	Information Technology — 1.0%
	Communications Equipment — 0.2%
14,951	Avaya, Inc., 1st Lien Term Loan B-3, VAR, 4.672%, 10/26/17	14,515
3,879	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	3,837
4,233	Riverbed Technology, Inc., 1st Lien Term Loan B, VAR, 6.000%, 02/24/22 ^	4,265

		22,617

	Electronic Equipment, Instruments & Components — 0.2%
18,467	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	18,536

	Internet Software & Services — 0.1%
7,104	Go Daddy Group, Inc. (The), Term Loan, VAR, 4.750%, 05/13/21	7,108

	IT Services — 0.2%
20,200	First Data Corp., 2018 New Dollar Term Loan, VAR, 3.672%, 03/23/18	20,165
4,436	First Data Corp., 2018B Term Loan, VAR, 3.672%, 09/24/18	4,431

		24,596

	Semiconductors & Semiconductor Equipment — 0.3%
2,907	Avago Technologies Ltd., 1st Lien Term Loan, (Singapore), VAR, 3.750%, 05/06/21	2,909
9,334	Freescale Semiconductor, Inc., 7 Years Term Loan B, VAR, 4.250%, 02/28/20	9,311
6,873	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	6,905
11,888	On Semiconductor Corp., Term Loan, VAR, 2.005%, 01/02/18	11,472

		30,597

	Total Information Technology	103,454

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.2%
	Chemicals — 0.2%
12,766	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	12,663
3,190	AZ Chemical Ltd., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	3,120
1,493	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	1,489

		17,272

	Construction Materials — 0.0% (g)
1,797	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	1,800

	Metals & Mining — 0.0% (g)
1,200	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	1,128

	Total Materials	20,200

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
10,672	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,743
3,175	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20 ^	3,168
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	615
5,041	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21 ^	5,038
1,752	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19	1,749

		21,313

	Wireless Telecommunication Services — 0.1%
6,591	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	6,500
5,901	Syniverse Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 04/23/19	5,828

		12,328

	Total Telecommunication Services	33,641

	Utilities — 1.0%
	Electric Utilities — 1.0%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17 (d) ^	53,119

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electric Utilities — continued
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.662%, 10/10/14 (d) ^	44,499

	Total Utilities	97,618

	Total Loan Assignments (Cost $825,929)	787,955

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
52	expiring 06/20/19 (Strike Price $1.00) (a) (i)	—
112	expiring 06/29/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $2)	—

PRINCIPAL AMOUNT(S)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments— 3.3%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
6,145	0.018%, 06/04/15 (n)	6,145
220	0.066%, 03/12/15 (n)	220

	Total U.S. Treasury Obligations	6,365

SHARES
	Investment Company — 3.2%
327,741	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	327,741

	Total Short-Term Investments (Cost $334,105)	334,106

	Total Investments — 97.7% (Cost $9,860,852)	10,036,298
	Other Assets in Excess of Liabilities — 2.3%	238,529

	NET ASSETS — 100.0%	$10,274,827

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.8%
	Ally Auto Receivables Trust,
237	Series 2011-4, Class A4, 1.140%, 06/15/16	237
658	Series 2012-1, Class A4, 1.210%, 07/15/16	658
28	Series 2012-2, Class A3, 0.740%, 04/15/16	28
138	Series 2012-3, Class A3, 0.850%, 08/15/16	138
262	Series 2012-4, Class A3, 0.590%, 01/17/17	262
458	Series 2012-5, Class A3, 0.620%, 03/15/17	457
763	Series 2013-1, Class A3, 0.630%, 05/15/17	763
976	Series 2013-2, Class A3, 0.790%, 01/15/18	976
399	Series 2013-SN1, Class A3, 0.720%, 05/20/16	399
597	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	597
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,848
619	Series 2014-3, Class A, 1.490%, 04/15/20	621
	AmeriCredit Automobile Receivables Trust,
66	Series 2012-4, Class A3, 0.670%, 06/08/17	66
310	Series 2013-1, Class A3, 0.610%, 10/10/17	310
629	Series 2013-5, Class A3, 0.900%, 09/10/18	629
17	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	17
	BMW Vehicle Lease Trust,
197	Series 2013-1, Class A3, 0.540%, 09/21/15	197
1,726	Series 2014-1, Class A3, 0.730%, 02/21/17	1,724
	BMW Vehicle Owner Trust,
933	Series 2013-A, Class A3, 0.670%, 11/27/17	933
640	Series 2014-A, Class A3, 0.970%, 11/26/18	640
1,600	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 06/20/19	1,595
756	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	753
	CarMax Auto Owner Trust,
210	Series 2012-3, Class A3, 0.520%, 07/17/17	210
694	Series 2013-1, Class A3, 0.600%, 10/16/17	694
800	Series 2013-4, Class A3, 0.800%, 07/16/18	799
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,270
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,217
	CNH Equipment Trust,
343	Series 2012-C, Class A3, 0.570%, 12/15/17	344
727	Series 2012-D, Class A3, 0.650%, 04/16/18	726
796	Series 2013-A, Class A3, 0.690%, 06/15/18	795
652	Series 2013-C, Class A3, 1.020%, 08/15/18	653
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,857

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,547
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	1,997
702	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	702
	CPS Auto Receivables Trust,
567	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	567
905	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	902
1,509	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	1,507
1,689	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,688
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,862
96	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	98
	Exeter Automobile Receivables Trust,
576	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	576
229	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	228
1,010	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	1,010
	Fifth Third Auto Trust,
1,101	Series 2013-1, Class A3, 0.880%, 10/16/17	1,103
1,262	Series 2013-A, Class A3, 0.610%, 09/15/17	1,262
1,582	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,580
	Ford Credit Auto Lease Trust,
570	Series 2013-B, Class A3, 0.760%, 09/15/16	570
1,002	Series 2014-B, Class A3, 0.890%, 09/15/17	1,002
	Ford Credit Auto Owner Trust,
24	Series 2012-A, Class A3, 0.840%, 08/15/16	24
112	Series 2012-B, Class A3, 0.720%, 12/15/16	112
282	Series 2012-D, Class A3, 0.510%, 04/15/17	282
559	Series 2013-B, Class A3, 0.570%, 10/15/17	560
723	Series 2013-C, Class A3, 0.820%, 12/15/17	723
986	Series 2013-D, Class A3, 0.670%, 04/15/18	985
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,423
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,102
1,098	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,104
184	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	184
1,657	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,647

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GMAT Trust,
1,368	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,380
232	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	232
1,498	Harley-Davidson Motorcycle Trust, Series 2015-1, Class A3, 1.410%, 06/15/20	1,494
	HLSS Servicer Advance Receivables Backed Notes,
2,700	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,680
1,248	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	1,238
	Honda Auto Receivables Owner Trust,
337	Series 2012-1, Class A4, 0.970%, 04/16/18	337
50	Series 2012-2, Class A3, 0.700%, 02/16/16	50
683	Series 2013-1, Class A3, 0.480%, 11/21/16	683
674	Series 2013-2, Class A3, 0.530%, 02/16/17	674
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,298
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,321
806	Series 2015-1, Class A3, 1.050%, 10/15/18	805
	Huntington Auto Trust,
1,172	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,174
44	Series 2012-1, Class A3, 0.810%, 09/15/16	44
517	Series 2012-2, Class A3, 0.510%, 04/17/17	517
	Hyundai Auto Receivables Trust,
40	Series 2010-B, Class A4, 1.630%, 03/15/17	40
1,551	Series 2013-A, Class A3, 0.560%, 07/17/17	1,551
985	Series 2013-B, Class A3, 0.710%, 09/15/17	986
964	Series 2014-A, Class A3, 0.790%, 07/16/18	963
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,891
737	Series 2015-A, Class A3, 1.050%, 04/15/19	735
	John Deere Owner Trust,
12	Series 2012-A, Class A3, 0.750%, 03/15/16	12
214	Series 2012-B, Class A3, 0.530%, 07/15/16	214
1,070	Series 2013-A, Class A3, 0.600%, 03/15/17	1,071
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,425
198	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	198
	Mercedes-Benz Auto Receivables Trust,
280	Series 2012-1, Class A3, 0.470%, 10/17/16	280
922	Series 2013-1, Class A3, 0.780%, 08/15/17	923
	Nissan Auto Lease Trust,
346	Series 2013-B, Class A3, 0.750%, 06/15/16	346
931	Series 2014-A, Class A3, 0.800%, 02/15/17	930
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	918

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

748	Series 2013-A, Class A3, 0.500%, 05/15/17	748
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,258
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,278
559	Series 2014-B, Class A3, 1.110%, 05/15/19	559
1,116	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,117
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,167
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,653
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,297
1,272	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.109%, 10/25/34	1,267
235	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	236
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/10/20 (e)	1,472
542	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.471%, 03/25/36	529
433	Santander Drive Auto Receivables Trust, Series 2013-1, Class A3, 0.620%, 06/15/17	433
358	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	362
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,516
	Toyota Auto Receivables Owner Trust,
338	Series 2013-A, Class A3, 0.550%, 01/17/17	338
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,071
614	Series 2014-C, Class A3, 0.930%, 07/16/18	614
	Trafigura Securitisation Finance plc, (Ireland),
1,373	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	1,378
877	Series 2014-1A, Class A, VAR, 1.123%, 10/15/21 (e) (i)	877
	Truman Capital Mortgage Loan Trust,
973	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	972
714	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	713
650	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	650
	USAA Auto Owner Trust,
76	Series 2012-1, Class A3, 0.430%, 08/15/16	77
1,236	Series 2014-1, Class A3, 0.580%, 12/15/17	1,234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,790	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,784
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	760
	Volkswagen Auto Loan Enhanced Trust,
205	Series 2012-1, Class A3, 0.850%, 08/22/16	206
416	Series 2012-2, Class A3, 0.460%, 01/20/17	416
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,881
887	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	887
1,403	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,404
920	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	919
728	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	728
1,877	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,875
1,609	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,609
1,216	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,218
1,009	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	1,009
350	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	350
1,311	Westlake Automobile Receivables Trust, Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	1,310
437	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 05/15/20	437
802	World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3, 1.160%, 09/15/17	804

	Total Asset-Backed Securities (Cost $121,488)	121,583

Collateralized Mortgage Obligations — 17.8%
	Agency CMO — 17.2%
135	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	139
	Federal Home Loan Mortgage Corp. REMIC,
43	Series 1578, Class K, 6.900%, 09/15/23	48
341	Series 2110, Class PG, 6.000%, 01/15/29	388
16	Series 2355, Class BP, 6.000%, 09/15/16	16
24	Series 2391, Class QR, 5.500%, 12/15/16	26
24	Series 2427, Class LW, 6.000%, 03/15/17	25
55	Series 2436, Class MC, 7.000%, 04/15/32	62
64	Series 2441, Class GF, 6.500%, 04/15/32	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
316	Series 2505, Class D, 5.500%, 09/15/32	354
872	Series 2525, Class AM, 4.500%, 04/15/32	972
215	Series 2544, Class KE, 5.500%, 12/15/32	240
470	Series 2557, Class HL, 5.300%, 01/15/33	514
23	Series 2558, Class BD, 5.000%, 01/15/18	24
127	Series 2564, Class NK, 5.000%, 02/15/18	133
161	Series 2575, Class PE, 5.500%, 02/15/33	180
604	Series 2586, Class WG, 4.000%, 03/15/33	636
17	Series 2594, Class JB, 4.500%, 04/15/18	17
35	Series 2595, Class HJ, 5.000%, 03/15/23	37
542	Series 2596, Class QD, 4.000%, 03/15/33	579
3	Series 2602, Class BD, 4.000%, 12/15/22	3
403	Series 2611, Class KH, 5.000%, 05/15/18	425
680	Series 2621, Class QH, 5.000%, 05/15/33	753
818	Series 2624, Class QH, 5.000%, 06/15/33	906
1,804	Series 2626, Class JC, 5.000%, 06/15/23	1,974
1,908	Series 2632, Class AB, 4.500%, 06/15/18	1,993
28	Series 2648, Class BK, 5.000%, 07/15/33	29
59	Series 2649, Class PJ, 3.500%, 06/15/33	61
46	Series 2649, Class QH, 4.500%, 07/15/18	48
227	Series 2649, Class WB, 3.500%, 07/15/23	235
1,686	Series 2685, Class DT, 5.000%, 10/15/23	1,860
350	Series 2687, Class JH, 5.000%, 10/15/23	383
12	Series 2692, Class QD, 5.000%, 12/15/22	12
926	Series 2696, Class DG, 5.500%, 10/15/33	1,031
10	Series 2698, Class PG, 5.000%, 06/15/32	10
230	Series 2699, Class TC, 4.000%, 11/15/18	243
2,369	Series 2701, Class AC, 5.000%, 11/15/23	2,632
6	Series 2707, Class KJ, 5.000%, 11/15/18	6
12	Series 2709, Class PE, 5.000%, 12/15/22	13
170	Series 2725, Class TA, 4.500%, 12/15/33	194
1,219	Series 2733, Class ME, 5.000%, 01/15/34	1,331
92	Series 2744, Class TU, 5.500%, 05/15/32	96
16	Series 2750, Class JB, 4.500%, 02/15/19	17
512	Series 2752, Class JB, 4.500%, 02/15/19	536
201	Series 2760, Class KT, 4.500%, 09/15/32	205
661	Series 2764, Class UE, 5.000%, 10/15/32	694
437	Series 2768, Class PK, 5.000%, 03/15/34	478
98	Series 2770, Class EV, 4.500%, 09/15/28	99
150	Series 2773, Class OC, 5.000%, 04/15/19	163
1,227	Series 2804, Class AM, 5.000%, 03/15/34	1,266
62	Series 2827, Class TE, 5.000%, 04/15/33	63
206	Series 2828, Class JE, 4.500%, 07/15/19	216
45	Series 2843, Class BC, 5.000%, 08/15/19	48
2,914	Series 2852, Class NY, 5.000%, 09/15/33	2,970

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
428	Series 2864, Class NB, 5.500%, 07/15/33	453
392	Series 2875, Class HB, 4.000%, 10/15/19	414
39	Series 2888, Class CG, 5.000%, 08/15/33	40
5	Series 2891, Class LD, 5.000%, 08/15/33	5
135	Series 2896, Class VB, 5.000%, 12/15/25	135
850	Series 2899, Class HB, 4.000%, 12/15/19	893
248	Series 2910, Class BE, 4.500%, 12/15/19	260
324	Series 2920, Class KT, 4.500%, 01/15/20	341
296	Series 2929, Class KG, 4.500%, 02/15/20	311
931	Series 2934, Class KG, 5.000%, 02/15/35	994
97	Series 2950, Class JA, 4.500%, 03/15/20	101
498	Series 2957, Class VW, 5.000%, 08/15/24	504
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,507
185	Series 2968, Class MD, 5.500%, 12/15/33	193
330	Series 2981, Class BC, 4.500%, 05/15/20	346
1,002	Series 2987, Class KG, 5.000%, 12/15/34	1,017
81	Series 2988, Class TY, 5.500%, 06/15/25	90
1,971	Series 2989, Class TG, 5.000%, 06/15/25	2,130
42	Series 2993, Class PM, 4.500%, 05/15/35	44
50	Series 3017, Class MK, 5.000%, 12/15/34	52
290	Series 3028, Class ME, 5.000%, 02/15/34	298
153	Series 3036, Class TE, 5.500%, 12/15/34	159
258	Series 3037, Class ND, 5.000%, 01/15/34	260
149	Series 3057, Class PE, 5.500%, 11/15/34	154
60	Series 3059, Class CE, 5.000%, 02/15/34	60
480	Series 3062, Class HE, 5.000%, 01/15/34	483
58	Series 3067, Class PK, 5.500%, 05/15/34	59
62	Series 3077, Class TO, PO, 04/15/35	58
62	Series 3078, Class PD, 5.500%, 07/15/34	63
2	Series 3080, Class VB, 5.000%, 06/15/25	2
167	Series 3082, Class PW, 5.500%, 12/15/35	188
4,132	Series 3084, Class BH, 5.500%, 12/15/35	4,625
218	Series 3087, Class KX, 5.500%, 12/15/25	240
2	Series 3098, Class KE, 5.500%, 09/15/34	2
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,029
3,326	Series 3102, Class CE, 5.500%, 01/15/26	3,708
496	Series 3117, Class PL, 5.000%, 08/15/34	500
88	Series 3121, Class JD, 5.500%, 03/15/26	98
306	Series 3123, Class HT, 5.000%, 03/15/26	337
183	Series 3136, Class CO, PO, 04/15/36	175
139	Series 3145, Class AJ, 5.500%, 04/15/36	156
1,183	Series 3150, Class EQ, 5.000%, 05/15/26	1,308
227	Series 3200, Class PO, PO, 08/15/36	214
438	Series 3204, Class NV, 5.000%, 08/15/17	444
638	Series 3219, Class PD, 6.000%, 11/15/35	668

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
181	Series 3270, Class AT, 5.500%, 01/15/37	203
105	Series 3271, Class PB, 6.000%, 12/15/35	108
27	Series 3272, Class PA, 6.000%, 02/15/37	30
101	Series 3289, Class ND, 5.500%, 06/15/35	105
4,406	Series 3294, Class DB, 4.500%, 03/15/22	4,630
139	Series 3337, Class MD, 5.500%, 06/15/27	155
217	Series 3348, Class HT, 6.000%, 07/15/37	246
1,071	Series 3349, Class HE, 5.500%, 07/15/36	1,128
81	Series 3372, Class BD, 4.500%, 10/15/22	85
350	Series 3493, Class LA, 4.000%, 10/15/23	366
52	Series 3508, Class PK, 4.000%, 02/15/39	53
68	Series 3513, Class A, 4.500%, 02/15/39	72
652	Series 3521, Class B, 4.000%, 04/15/24	705
196	Series 3544, Class BC, 4.000%, 06/15/24	209
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,654
3,799	Series 3562, Class JC, 4.000%, 08/15/24	4,051
2,713	Series 3563, Class BD, 4.000%, 08/15/24	2,892
99	Series 3563, Class LB, 4.000%, 08/15/29	107
265	Series 3571, Class MY, 4.000%, 09/15/24	288
2,912	Series 3575, Class EB, 4.000%, 09/15/24	3,098
4,346	Series 3577, Class B, 4.000%, 09/15/24	4,630
682	Series 3578, Class KB, 4.000%, 09/15/24	720
223	Series 3593, Class PC, 5.000%, 05/15/38	228
905	Series 3605, Class NB, 5.500%, 06/15/37	947
37	Series 3652, Class A, 4.500%, 11/15/24	38
513	Series 3653, Class B, 4.500%, 04/15/30	556
3,233	Series 3653, Class HJ, 5.000%, 04/15/40	3,594
135	Series 3659, Class BD, 5.000%, 01/15/37	143
530	Series 3659, Class VG, 5.000%, 09/15/34	592
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,635
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,410
132	Series 3688, Class GT, VAR, 7.200%, 11/15/46	154
260	Series 3715, Class PC, 4.500%, 08/15/40	285
1,640	Series 3740, Class BP, 4.500%, 04/15/38	1,741
409	Series 3747, Class HI, IO, 4.500%, 07/15/37	30
1,104	Series 3747, Class PA, 4.000%, 04/15/38	1,170
221	Series 3755, Class ML, 5.500%, 06/15/29	239
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,835
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,344
873	Series 3797, Class PA, 4.500%, 08/15/39	910
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,766
2,415	Series 3819, Class ZQ, 6.000%, 04/15/36	2,699
500	Series 3824, Class EY, 3.500%, 03/15/31	524
2,534	Series 3827, Class BM, 5.500%, 08/15/39	2,735

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,145	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,234
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,000
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,699
821	Series 3898, Class KH, 3.500%, 06/15/26	871
2,031	Series 3904, Class EC, 2.000%, 08/15/40	2,035
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,710
600	Series 3955, Class HB, 3.000%, 12/15/40	613
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,544
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,889
341	Series 4026, Class MQ, 4.000%, 04/15/42	361
822	Series 4085, Class FB, VAR, 0.572%, 01/15/39	825
3,992	Series 4219, Class JA, 3.500%, 08/15/39	4,254
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,690
2,862	Series 4337, Class VJ, 3.500%, 06/15/27	3,039
	Federal Home Loan Mortgage Corp. STRIPS,
2,158	Series 262, Class 35, 3.500%, 07/15/42	2,258
3,378	Series 279, Class F6, VAR, 0.622%, 09/15/42	3,397
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,857
2,631	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,702
868	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	873
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,988
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,858
3,500	Series 2014-M1, Class A2, VAR, 3.369%, 07/25/23	3,705
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,840
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,029
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,340
3,100	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	3,332
566	Series 2014-M6, Class FA, VAR, 0.454%, 12/25/17	566
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,968
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,614
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
	Federal National Mortgage Association REMIC,
433	Series 1997-57, Class PN, 5.000%, 09/18/27	466
80	Series 1999-51, Class PH, 6.000%, 10/25/29	83
190	Series 2001-63, Class TC, 6.000%, 12/25/31	213
467	Series 2001-81, Class HE, 6.500%, 01/25/32	538
13	Series 2002-24, Class AJ, 6.000%, 04/25/17	14
450	Series 2002-75, Class GB, 5.500%, 11/25/32	485
174	Series 2002-85, Class PE, 5.500%, 12/25/32	192
193	Series 2003-5, Class EQ, 5.500%, 02/25/23	217
107	Series 2003-21, Class OU, 5.500%, 03/25/33	118
4	Series 2003-22, Class UH, 4.000%, 12/25/32	4
137	Series 2003-23, Class CH, 5.000%, 04/25/33	152
800	Series 2003-26, Class EB, 3.500%, 04/25/33	842
510	Series 2003-41, Class BK, 5.000%, 05/25/18	538
231	Series 2003-48, Class TC, 5.000%, 06/25/23	256
200	Series 2003-55, Class HY, 5.000%, 06/25/23	221
390	Series 2003-63, Class YB, 5.000%, 07/25/33	424
615	Series 2003-69, Class N, 5.000%, 07/25/33	665
342	Series 2003-80, Class QG, 5.000%, 08/25/33	386
239	Series 2003-84, Class GE, 4.500%, 09/25/18	251
363	Series 2003-85, Class QD, 5.500%, 09/25/33	407
381	Series 2003-86, Class VH, 5.500%, 04/25/22	386
58	Series 2003-87, Class TJ, 4.500%, 09/25/18	61
129	Series 2003-94, Class CE, 5.000%, 10/25/33	139
1,520	Series 2003-129, Class ME, 5.000%, 08/25/23	1,577
8	Series 2003-131, Class CG, 5.500%, 05/25/33	8

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
209	Series 2003-134, Class MH, 5.000%, 06/25/33	218
844	Series 2004-44, Class KT, 6.000%, 06/25/24	957
286	Series 2004-53, Class NC, 5.500%, 07/25/24	320
607	Series 2004-70, Class EB, 5.000%, 10/25/24	672
28	Series 2004-81, Class HA, 4.250%, 10/25/24	29
694	Series 2005-5, Class CK, 5.000%, 01/25/35	746
945	Series 2005-22, Class HE, 5.000%, 10/25/33	956
1,680	Series 2005-29, Class WC, 4.750%, 04/25/35	1,835
547	Series 2005-33, Class QD, 5.000%, 01/25/34	570
294	Series 2005-48, Class TD, 5.500%, 06/25/35	335
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,115
166	Series 2005-58, Class EP, 5.500%, 07/25/35	182
121	Series 2005-62, Class CP, 4.750%, 07/25/35	129
213	Series 2005-68, Class BE, 5.250%, 08/25/35	260
524	Series 2005-68, Class PG, 5.500%, 08/25/35	581
189	Series 2005-86, Class AX, 5.500%, 10/25/35	194
103	Series 2005-86, Class WD, 5.000%, 03/25/34	105
76	Series 2005-99, Class AE, 5.500%, 12/25/35	79
14	Series 2005-101, Class ND, 5.000%, 06/25/34	14
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,488
764	Series 2005-110, Class GL, 5.500%, 12/25/35	863
53	Series 2005-110, Class MB, 5.500%, 09/25/35	58
28	Series 2005-116, Class PB, 6.000%, 04/25/34	29
47	Series 2005-121, Class V, 4.500%, 06/25/29	47
151	Series 2006-7, Class TD, 6.000%, 04/25/35	154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
655	Series 2006-22, Class CE, 4.500%, 08/25/23	701
23	Series 2006-30, Class GA, 5.500%, 07/25/20	23
122	Series 2006-41, Class MC, 5.500%, 07/25/35	127
336	Series 2006-44, Class OG, 5.500%, 12/25/34	338
275	Series 2006-45, Class NW, 5.500%, 01/25/35	278
193	Series 2006-49, Class PA, 6.000%, 06/25/36	213
475	Series 2006-53, Class CM, 5.000%, 01/25/35	479
416	Series 2006-56, Class PF, VAR, 0.521%, 07/25/36	419
74	Series 2006-57, Class PD, 5.500%, 01/25/35	74
468	Series 2006-65, Class TE, 5.500%, 05/25/35	480
800	Series 2006-114, Class HE, 5.500%, 12/25/36	901
106	Series 2007-33, Class HE, 5.500%, 04/25/37	118
42	Series 2007-65, Class KI, IF, IO, 6.449%, 07/25/37	6
521	Series 2007-71, Class GB, 6.000%, 07/25/37	592
522	Series 2007-71, Class KP, 5.500%, 07/25/37	572
883	Series 2007-76, Class PK, 6.000%, 06/25/36	904
169	Series 2007-77, Class TD, 5.500%, 01/25/36	172
288	Series 2007-113, Class DB, 4.500%, 12/25/22	306
343	Series 2008-65, Class CD, 4.500%, 08/25/23	362
144	Series 2008-68, Class VK, 5.500%, 03/25/27	145
2,509	Series 2008-70, Class BY, 4.000%, 08/25/23	2,654
70	Series 2008-72, Class BX, 5.500%, 08/25/38	79
25	Series 2008-74, Class B, 5.500%, 09/25/38	29
57	Series 2009-37, Class KI, IF, IO, 5.829%, 06/25/39	8
334	Series 2009-39, Class LB, 4.500%, 06/25/29	363

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,544	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,715
222	Series 2009-71, Class MB, 4.500%, 09/25/24	239
3,614	Series 2009-71, Class XB, 5.000%, 03/25/38	3,734
141	Series 2009-78, Class J, 5.000%, 09/25/19	148
54	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	11
128	Series 2009-86, Class OT, PO, 10/25/37	119
16	Series 2009-86, Class PC, 5.000%, 03/25/37	16
3,135	Series 2009-92, Class AD, 6.000%, 11/25/39	3,510
93	Series 2009-96, Class CB, 4.000%, 11/25/49	96
482	Series 2009-96, Class DB, 4.000%, 11/25/29	518
389	Series 2009-112, Class ST, IF, IO, 6.079%, 01/25/40	56
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,267
500	Series 2010-28, Class DE, 5.000%, 04/25/30	558
207	Series 2010-35, Class SB, IF, IO, 6.249%, 04/25/40	34
4,660	Series 2010-37, Class CY, 5.000%, 04/25/40	5,194
700	Series 2010-41, Class DC, 4.500%, 05/25/25	761
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,620
173	Series 2010-54, Class EA, 4.500%, 06/25/40	184
200	Series 2010-56, Class BD, 5.000%, 12/25/38	207
36	Series 2010-64, Class DM, 5.000%, 06/25/40	39
39	Series 2010-64, Class EH, 5.000%, 10/25/35	40
596	Series 2010-71, Class HJ, 5.500%, 07/25/40	684
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,314
279	Series 2010-111, Class AE, 5.500%, 04/25/38	299
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,148	Series 2010-135, Class HE, 3.000%, 01/25/21	2,204
722	Series 2011-22, Class MA, 6.500%, 04/25/38	807
1,868	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,088
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,082
500	Series 2011-50, Class LP, 4.000%, 06/25/41	538
2,659	Series 2011-61, Class V, 4.500%, 08/25/22	2,756
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,195
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,026
691	Series 2012-103, Class DA, 3.500%, 10/25/41	720
1,679	Series 2012-137, Class CF, VAR, 0.471%, 08/25/41	1,671
2,546	Series 2013-83, Class CA, 3.500%, 10/25/37	2,695
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,666
	Federal National Mortgage Association STRIPS,
74	Series 293, Class 1, PO, 2.616%, 12/25/24	71
129	Series 314, Class 1, PO, 07/25/31	115
	Government National Mortgage Association,
84	Series 2002-44, Class JC, 6.000%, 07/20/32	97
703	Series 2002-79, Class KL, 5.500%, 11/20/32	787
209	Series 2003-10, Class KJ, 5.500%, 02/20/33	236
685	Series 2003-29, Class PD, 5.500%, 04/16/33	770
502	Series 2003-33, Class NE, 5.500%, 04/16/33	546
100	Series 2003-40, Class TD, 5.000%, 03/20/33	103
273	Series 2003-65, Class AP, 5.500%, 08/20/33	306
1,063	Series 2003-77, Class TK, 5.000%, 09/16/33	1,173
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,906
65	Series 2004-54, Class BG, 5.500%, 07/20/34	74
23	Series 2004-75, Class NG, 5.500%, 09/20/33	24

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,025
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,041
450	Series 2005-11, Class PL, 5.000%, 02/20/35	498
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,717
730	Series 2005-33, Class AY, 5.500%, 04/16/35	829
248	Series 2005-49, Class B, 5.500%, 06/20/35	277
552	Series 2005-51, Class DC, 5.000%, 07/20/35	601
91	Series 2005-56, Class BD, 5.000%, 07/20/35	100
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
70	Series 2006-38, Class SG, IF, IO, 6.477%, 09/20/33	1
64	Series 2007-26, Class SW, IF, IO, 6.027%, 05/20/37	8
648	Series 2007-37, Class LB, 5.500%, 06/16/37	738
467	Series 2007-79, Class BL, 5.750%, 08/20/37	531
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	508
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,126
390	Series 2008-23, Class YA, 5.250%, 03/20/38	425
1,525	Series 2008-33, Class PB, 5.500%, 04/20/38	1,717
293	Series 2008-34, Class PG, 5.250%, 04/20/38	329
400	Series 2008-35, Class NF, 5.000%, 04/20/38	443
571	Series 2008-38, Class BE, 5.000%, 07/16/36	600
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,145
324	Series 2008-43, Class NB, 5.500%, 05/20/38	364
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,045
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,474
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,429
9	Series 2008-62, Class SA, IF, IO, 5.977%, 07/20/38	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
287	Series 2008-76, Class US, IF, IO, 5.727%, 09/20/38	34
281	Series 2008-95, Class DS, IF, IO, 7.127%, 12/20/38	44
436	Series 2009-14, Class AG, 4.500%, 03/20/39	467
93	Series 2009-15, Class NA, 5.000%, 12/20/38	98
72	Series 2009-61, Class AP, 4.000%, 08/20/39	77
690	Series 2009-72, Class SM, IF, IO, 6.078%, 08/16/39	90
456	Series 2009-106, Class ST, IF, IO, 5.827%, 02/20/38	71
175	Series 2010-7, Class EA, 5.000%, 06/16/38	190
125	Series 2010-14, Class QP, 6.000%, 12/20/39	132
447	Series 2010-130, Class BD, 4.000%, 12/20/39	477
539	Series 2010-157, Class OP, PO, 12/20/40	464
2,861	Series 2011-97, Class WA, VAR, 6.097%, 11/20/38	3,221
2,395	Series 2014-H11, Class VA, VAR, 0.668%, 06/20/64	2,393
1,056	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,208

		306,642

	Non-Agency CMO — 0.6%
166	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	171
923	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.811%, 07/25/34	884
135	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	135
46	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	48
	Citigroup Mortgage Loan Trust, Inc.,
60	Series 2003-1, Class 3A4, 5.250%, 09/25/33	62
112	Series 2004-HYB4, Class WA, VAR, 2.531%, 12/25/34	112
619	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	629
67	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	69
54	CSMC, Series 2010-1R, Class 5A1, VAR, 4.884%, 01/27/36 (e)	55

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
399	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	416
453	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	467
	JP Morgan Mortgage Trust,
1,305	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	1,308
214	Series 2007-A1, Class 5A5, VAR, 2.556%, 07/25/35	217
332	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	334
28	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	29
293	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	311
	Merrill Lynch Mortgage Investors Trust,
414	Series 2003-F, Class A1, VAR, 0.811%, 10/25/28	409
459	Series 2004-B, Class A1, VAR, 0.671%, 05/25/29	448
109	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	115
185	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	196
18	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	18
35	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	36
963	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.474%, 12/20/34	935
	Springleaf Mortgage Loan Trust,
73	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	74
204	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	207
695	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	693
397	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.874%, 01/19/34	385
761	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 1.927%, 12/25/44	756
	WaMu Mortgage Pass-Through Certificates Trust,
416	Series 2003-AR11, Class A6, VAR, 2.423%, 10/25/33	421

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
13	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	13
494	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	487
1,366	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,372

		11,812

	Total Collateralized Mortgage Obligations (Cost $314,915)	318,454

Commercial Mortgage-Backed Securities — 2.5%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,331
	Banc of America Commercial Mortgage Trust,
1,856	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,942
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,187
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	201
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,445
21	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	21
120	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	120
43	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	46
	COMM Mortgage Trust,
2,113	Series 2006-GG7, Class A4, VAR, 5.787%, 07/10/38	2,196
2,750	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,807
	DBRR Trust,
289	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	289
895	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	900
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.320%, 02/25/23	2,182
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,310
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,071
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,066

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,360
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.380%, 08/12/37	1,400
844	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	878
1,225	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,304
30,580	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.635%, 12/12/49 (e)	304
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,326
	Morgan Stanley Capital I Trust,
45,227	Series 2007-HQ11, Class X, IO, VAR, 0.215%, 02/12/44 (e)	169
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	616
603	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	604
247	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	250
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	902
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,100
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,539
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,938
1,662	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.269%, 12/15/44	1,687
285	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	285
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,904

	Total Commercial Mortgage-Backed Securities (Cost $44,600)	44,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 27.1%
	Consumer Discretionary — 1.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	143
1,135	4.250%, 03/01/21	1,225
40	5.000%, 03/30/20	44

		1,412

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,117
153	2.250%, 03/02/20 (e)	154
584	2.625%, 09/15/16 (e)	598

		2,869

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.300%, 12/05/21	1,263

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	35
600	7.430%, 10/01/26	775
400	7.600%, 10/11/15	416
200	7.700%, 10/30/25	264
	CBS Corp.,
238	3.500%, 01/15/25	240
781	3.700%, 08/15/24	801
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	524
	Comcast Corp.,
400	5.700%, 07/01/19	462
335	5.900%, 03/15/16	353
335	6.500%, 01/15/17	369
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
945	3.800%, 03/15/22	976
360	4.450%, 04/01/24	384
287	5.000%, 03/01/21	319
422	Discovery Communications LLC, 4.375%, 06/15/21	452
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,019
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,810
800	4.300%, 11/23/23	859
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	61
3,425	8.750%, 02/14/19	4,232
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	720

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner, Inc.,
400	3.400%, 06/15/22	410
200	3.550%, 06/01/24	207
1,715	4.050%, 12/15/23	1,842
	Viacom, Inc.,
500	3.125%, 06/15/22	494
189	3.250%, 03/15/23	186
361	3.875%, 12/15/21	377
300	3.875%, 04/01/24	307
750	4.250%, 09/01/23	782
200	4.500%, 03/01/21	216
35	6.250%, 04/30/16	37
806	Walt Disney Co. (The), 1.100%, 12/01/17	806

		21,735

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	206
1,240	7.450%, 07/15/17	1,403
175	Nordstrom, Inc., 4.000%, 10/15/21	190
618	Target Corp., 3.500%, 07/01/24	659

		2,458

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	273
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	540
450	2.700%, 04/01/23	456
986	3.750%, 02/15/24	1,070
1,004	Lowe’s Cos., Inc., 3.125%, 09/15/24	1,036

		3,375

	Total Consumer Discretionary	33,112

	Consumer Staples — 1.9%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,120
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	890
1,000	1.800%, 09/01/16	1,018
400	4.875%, 03/15/19	450
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,013
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,262
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,515

		8,268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 0.5%
644	Costco Wholesale Corp., 2.250%, 02/15/22	639
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,106
800	4.000%, 12/05/23	868
	Kroger Co. (The),
92	5.400%, 07/15/40	108
700	6.150%, 01/15/20	818
1,000	6.400%, 08/15/17	1,116
222	Sysco Corp., 3.000%, 10/02/21	229
469	Walgreen Co., 3.100%, 09/15/22	475
1,057	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,088
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,658
200	3.300%, 04/22/24	212
930	3.625%, 07/08/20	1,006

		9,323

	Food Products — 0.7%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,458
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	933
400	6.000%, 11/27/17 (e)	446
1,000	7.350%, 03/06/19 (e)	1,198
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,136
100	5.650%, 02/15/19	113
	Kellogg Co.,
513	3.250%, 05/21/18	536
1,606	4.000%, 12/15/20	1,728
	Kraft Foods Group, Inc.,
1,419	3.500%, 06/06/22	1,461
310	5.375%, 02/10/20	351
425	6.875%, 01/26/39	537
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,732
171	Tyson Foods, Inc., 2.650%, 08/15/19	175

		12,804

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	199
1,800	2.400%, 06/01/23	1,759
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,823

		3,781

	Total Consumer Staples	34,176

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 2.3%
	Energy Equipment & Services — 0.5%
199	Cameron International Corp., 4.000%, 12/15/23	202
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	144
	Halliburton Co.,
350	3.500%, 08/01/23	365
550	6.150%, 09/15/19	643
750	8.750%, 02/15/21	976
800	Nabors Industries, Inc., 4.625%, 09/15/21	773
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,462
719	Noble Holding International Ltd., (Cayman Islands), 4.625%, 03/01/21	670
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	242
737	3.650%, 12/01/23	788
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	388
1,020	6.500%, 11/15/20	908
460	7.375%, 04/15/18	457

		8,018

	Oil, Gas & Consumable Fuels — 1.8%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	977
400	Apache Corp., 6.900%, 09/15/18	463
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,016
317	2.750%, 05/10/23	312
712	3.245%, 05/06/22	731
800	3.875%, 03/10/15	801
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,233
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	869
500	5.900%, 02/01/18	552
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,196
	Chevron Corp.,
1,000	2.355%, 12/05/22	985
285	3.191%, 06/24/23	298
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	883
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	516
	Devon Energy Corp.,
725	3.250%, 05/15/22	744
1,250	6.300%, 01/15/19	1,442
467	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
550	Encana Corp., (Canada), 5.900%, 12/01/17	601
537	Energy Transfer Partners LP, 3.600%, 02/01/23	534
281	EnLink Midstream Partners LP, 2.700%, 04/01/19	280
263	Enterprise Products Operating LLC, 3.900%, 02/15/24	277
240	EOG Resources, Inc., 2.625%, 03/15/23	238
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,407
964	Marathon Petroleum Corp., 3.625%, 09/15/24	983
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	141
441	2.700%, 02/15/23	435
	Petrobras Global Finance B.V., (Netherlands),
1,000	3.500%, 02/06/17	932
500	7.875%, 03/15/19	500
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26 (e)	747
270	4.875%, 01/18/24	287
173	Phillips 66, 4.300%, 04/01/22	189
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	712
575	3.650%, 06/01/22	596
300	3.850%, 10/15/23	313
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	472
50	6.200%, 04/15/18	55
710	8.000%, 10/01/19	865
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,166
1,200	3.125%, 08/17/17	1,256
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	361
200	6.100%, 06/01/18	226
156	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	163
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,108
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	818
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.875%, 02/17/22	204

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Total Capital S.A., (France),
240	2.300%, 03/15/16	244
1,003	4.125%, 01/28/21	1,104
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	445
1,045	3.750%, 10/16/23	1,094
300	7.125%, 01/15/19	353

		32,704

	Total Energy	40,722

	Financials — 10.0%
	Banks — 4.0%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,656
	Bank of America Corp.,
53	3.300%, 01/11/23	54
360	3.625%, 03/17/16	370
1,154	4.000%, 01/22/25	1,167
737	4.100%, 07/24/23	792
780	5.000%, 05/13/21	881
865	5.625%, 07/01/20	995
585	Series L, 5.650%, 05/01/18	650
600	6.400%, 08/28/17	667
427	6.500%, 08/01/16	458
2,000	6.875%, 04/25/18	2,292
2,600	7.625%, 06/01/19	3,142
	Bank of Montreal, (Canada),
1,162	1.400%, 09/11/17	1,167
558	2.375%, 01/25/19	567
100	2.550%, 11/06/22	100
	Bank of Nova Scotia (The), (Canada),
1,500	1.375%, 12/18/17	1,500
500	2.550%, 01/12/17	514
630	2.800%, 07/21/21	639
	BB&T Corp.,
166	2.050%, 06/19/18	168
500	2.450%, 01/15/20	507
705	3.200%, 03/15/16	722
60	3.950%, 04/29/16	62
500	5.200%, 12/23/15	517
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	522
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,384
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	999
845	1.800%, 02/05/18	844

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
484	3.750%, 06/16/24	503
232	4.750%, 05/19/15	234
202	5.375%, 08/09/20	230
5,400	8.500%, 05/22/19	6,721
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	115
553	3.875%, 02/08/22	597
350	4.500%, 01/11/21	390
447	Discover Bank, 4.200%, 08/08/23	478
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,413
	Fifth Third Bancorp,
470	2.300%, 03/01/19	473
1,400	3.625%, 01/25/16	1,434
425	Fifth Third Bank, 2.875%, 10/01/21	431
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	520
1,000	3.500%, 06/28/15 (e)	1,010
1,100	4.750%, 01/19/21 (e)	1,240
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	844
1,100	5.100%, 04/05/21	1,249
	KeyCorp,
807	2.300%, 12/13/18	819
850	5.100%, 03/24/21	965
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,124
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	922
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,029
100	National City Corp., 6.875%, 05/15/19	118
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	648
	PNC Funding Corp.,
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	51
50	5.625%, 02/01/17	54
725	6.700%, 06/10/19	860
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,299
1,193	2.000%, 10/01/18	1,209
600	2.200%, 07/27/18	612
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	442

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,954
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,489
800	3.600%, 04/15/16	823
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	728
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	404
1,041	2.500%, 07/14/16	1,065
	U.S. Bancorp,
307	1.650%, 05/15/17	311
500	2.200%, 04/25/19	507
60	2.450%, 07/27/15	60
215	2.950%, 07/15/22	217
732	4.125%, 05/24/21	806
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,104
3,895	5.750%, 02/01/18	4,358
	Wells Fargo & Co.,
428	2.150%, 01/15/19	432
1,000	3.000%, 01/22/21	1,032
368	3.000%, 02/19/25	367
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,121
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	505

		70,710

	Capital Markets — 2.2%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,310
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
80	Series 1, 2.950%, 06/18/15	81
1,440	4.150%, 02/01/21	1,580
155	4.600%, 01/15/20	173
200	BlackRock, Inc., 6.250%, 09/15/17	225
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	516
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	553
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Credit Suisse, (Switzerland),
833	1.750%, 01/29/18	834
520	3.625%, 09/09/24	541
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	611
350	3.250%, 01/11/16	357
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	300
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	502
90	3.625%, 02/07/16	92
500	3.625%, 01/22/23	517
112	3.700%, 08/01/15	114
196	5.250%, 07/27/21	223
900	5.375%, 03/15/20	1,019
1,195	Series D, 6.000%, 06/15/20	1,393
5,150	7.500%, 02/15/19	6,152
	Jefferies Group LLC,
745	6.875%, 04/15/21	843
1,105	8.500%, 07/15/19	1,320
	Macquarie Bank Ltd., (Australia),
1,000	2.000%, 08/15/16 (e)	1,011
291	2.600%, 06/24/19 (e)	295
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	925
	Morgan Stanley,
600	2.650%, 01/27/20	605
323	3.450%, 11/02/15	329
880	4.350%, 09/08/26	917
622	5.000%, 11/24/25	685
1,000	5.450%, 01/09/17	1,073
331	5.500%, 07/24/20	378
2,500	5.625%, 09/23/19	2,838
510	5.750%, 01/25/21	593
1,400	6.000%, 04/28/15	1,411
1,700	7.300%, 05/13/19	2,031
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	282
300	5.000%, 03/04/15	300
	State Street Corp.,
1,724	3.100%, 05/15/23	1,730
1,154	3.700%, 11/20/23	1,237
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	395
928	5.750%, 04/25/18	1,040

		38,547

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	445

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Co.,
200	6.150%, 08/28/17	223
1,820	7.000%, 03/19/18	2,102
	American Honda Finance Corp.,
250	2.250%, 08/15/19	254
1,450	7.625%, 10/01/18 (e)	1,739
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	178
510	2.750%, 08/20/21	521
900	2.850%, 06/01/22	916
675	7.150%, 02/15/19	807
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	485
592	2.375%, 03/12/19	599
627	3.000%, 06/12/17	648
757	3.984%, 06/15/16	782
240	4.207%, 04/15/16	248
460	HSBC Finance Corp., 5.000%, 06/30/15	467
	John Deere Capital Corp.,
753	Series FIX, 1.050%, 10/11/16	757
65	1.700%, 01/15/20	64
650	3.150%, 10/15/21	678
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,169
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	597
1,400	2.200%, 09/15/19	1,417
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	430
1,700	2.000%, 09/15/16	1,733
800	2.625%, 01/10/23	808

		18,067

	Diversified Financial Services — 1.1%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,719
400	Countrywide Financial Corp., 6.250%, 05/15/16	423
	General Electric Capital Corp.,
636	1.600%, 11/20/17	644
200	2.100%, 12/11/19	202
337	2.250%, 11/09/15	341
125	4.375%, 09/16/20	139
6,700	4.625%, 01/07/21	7,548
331	5.300%, 02/11/21	381
1,845	5.500%, 01/08/20	2,135
80	5.625%, 09/15/17	89

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
605	5.625%, 05/01/18	680
70	5.875%, 01/14/38	91
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,616
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	844
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	44
150	3.400%, 08/12/23	160
1,555	4.300%, 09/22/19	1,725
40	4.375%, 03/25/20	45

		18,826

	Insurance — 1.0%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,884
651	Allstate Corp. (The), 3.150%, 06/15/23	665
	American International Group, Inc.,
282	4.125%, 02/15/24	307
536	4.875%, 06/01/22	613
	Aon Corp.,
621	3.125%, 05/27/16	637
94	3.500%, 09/30/15	95
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	323
267	2.450%, 12/15/15	271
2,160	5.400%, 05/15/18	2,441
61	Chubb Corp. (The), 5.750%, 05/15/18	69
	CNA Financial Corp.,
860	5.875%, 08/15/20	989
420	6.500%, 08/15/16	451
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,049
900	5.000%, 06/01/21 (e)	999
	Lincoln National Corp.,
96	4.200%, 03/15/22	102
768	4.850%, 06/24/21	857
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,234
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	711
1,600	3.000%, 01/10/23 (e)	1,625
400	3.125%, 01/11/16 (e)	409
426	3.875%, 04/11/22 (e)	454
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	322
1,024	2.150%, 06/18/19 (e)	1,029
500	3.000%, 05/04/15 (e)	502

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
471	Principal Financial Group, Inc., 3.125%, 05/15/23	469
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		18,712

	Real Estate Investment Trusts (REITs) — 0.7%
360	American Tower Corp., 3.500%, 01/31/23	351
909	Boston Properties LP, 3.800%, 02/01/24	948
672	Duke Realty LP, 3.875%, 02/15/21	706
600	Equity Commonwealth, 6.650%, 01/15/18	658
1,752	ERP Operating LP, 4.625%, 12/15/21	1,946
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,054
469	3.875%, 08/15/24	480
577	4.250%, 11/15/23	611
	Health Care REIT, Inc.,
2,007	4.500%, 01/15/24	2,159
600	5.250%, 01/15/22	672
457	Prologis LP, 4.250%, 08/15/23	490
600	Realty Income Corp., 3.250%, 10/15/22	600
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,327
200	6.125%, 05/30/18	227
	Ventas Realty LP,
90	3.500%, 02/01/25	91
470	3.750%, 05/01/24	482

		12,802

	Total Financials	177,664

	Health Care — 1.4%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,180
1,350	4.100%, 06/15/21	1,462
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,021
700	3.950%, 10/15/20	754

		4,417

	Health Care Equipment & Supplies — 0.2%
562	Baxter International, Inc., 2.400%, 08/15/22	544
246	Becton, Dickinson and Co., 2.675%, 12/15/19	251
2,400	Medtronic, Inc., 3.500%, 03/15/25 (e)	2,505

		3,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	386
700	Anthem, Inc., 3.300%, 01/15/23	718
96	McKesson Corp., 0.950%, 12/04/15	96
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,444
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	369
145	2.875%, 12/15/21	149
1,500	2.875%, 03/15/23	1,533
187	3.375%, 11/15/21	198
255	4.700%, 02/15/21	289
100	WellPoint, Inc., 2.375%, 02/15/17	102

		5,284

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	441

	Pharmaceuticals — 0.6%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,305
250	Actavis, Inc., 3.250%, 10/01/22	247
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,168
555	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	610
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,881
857	Johnson & Johnson, 3.375%, 12/05/23	925
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,397
215	2.350%, 02/10/22	214
1,800	Mylan, Inc., 2.600%, 06/24/18	1,828
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,228
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	525
174	Zoetis, Inc., 1.875%, 02/01/18	174

		11,502

	Total Health Care	24,944

	Industrials — 2.8%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	908
	Boeing Co. (The),
540	4.875%, 02/15/20	620
750	7.950%, 08/15/24	1,064
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,941
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,347

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	402
850	4.250%, 11/15/19	927
325	Northrop Grumman Corp., 5.050%, 08/01/19	362
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,476
476	Raytheon Co., 3.150%, 12/15/24	490
1,550	United Technologies Corp., 6.125%, 02/01/19	1,811

		11,348

	Air Freight & Logistics — 0.2%
796	FedEx Corp., 3.200%, 02/01/25	806
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,451
1,600	3.125%, 01/15/21	1,687
425	5.125%, 04/01/19	482

		4,426

	Airlines — 0.2%
420	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	442
79	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	86
945	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	1,031
330	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	365
281	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	292
41	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	44
71	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	77
463	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	496

		2,833

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	434
1,200	5.500%, 09/15/19	1,356
	Waste Management, Inc.,
862	2.900%, 09/15/22	865
242	4.600%, 03/01/21	268
150	4.750%, 06/30/20	167

		3,090

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	358
526	Fluor Corp., 3.375%, 09/15/21	547

		905

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	273

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	854
500	5.400%, 03/01/19	568
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	491
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,274
480	5.750%, 03/11/18	537

		3,724

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	36
	Deere & Co.,
298	2.600%, 06/08/22	299
700	4.375%, 10/16/19	772
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,477
228	Parker-Hannifin Corp., 3.300%, 11/21/24	238

		2,822

	Road & Rail — 1.1%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,195
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,266
600	7.250%, 05/15/19	717
	CSX Corp.,
3,000	6.250%, 03/15/18	3,396
230	7.375%, 02/01/19	276
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	123
1,500	3.300%, 10/15/22 (e)	1,511
650	3.850%, 11/15/24 (e)	675
315	4.500%, 08/16/21 (e)	343
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	815
250	3.000%, 04/01/22	255
829	3.250%, 12/01/21	862
750	3.850%, 01/15/24	805
300	5.750%, 04/01/18	336

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	262
	Ryder System, Inc.,
555	2.450%, 09/03/19	553
290	2.500%, 03/01/17	296
535	3.500%, 06/01/17	559
100	3.600%, 03/01/16	103
	Union Pacific Corp.,
850	3.250%, 01/15/25	889
1,200	3.750%, 03/15/24	1,305
1,931	4.163%, 07/15/22	2,164

		19,838

	Total Industrials	49,259

	Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	188
180	4.450%, 01/15/20	201
975	4.950%, 02/15/19	1,099
250	5.500%, 02/22/16	262

		1,750

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	397
155	6.000%, 04/01/20	176
1,350	7.500%, 01/15/27	1,641

		2,214

	Internet Software & Services — 0.2%
	eBay, Inc.,
2,448	2.600%, 07/15/22	2,329
225	2.875%, 08/01/21	222

		2,551

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,150	1.625%, 05/15/20	1,133
629	1.950%, 07/22/16	641
40	8.375%, 11/01/19	52
1,650	Xerox Corp., 5.625%, 12/15/19	1,861

		3,941

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
987	2.700%, 12/15/22	995
1,501	3.300%, 10/01/21	1,590

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	856
790	2.750%, 03/12/21	805

		4,246

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,024
	Microsoft Corp.,
486	2.375%, 05/01/23	483
1,500	4.200%, 06/01/19	1,659
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,284
539	Series NOTE, 2.800%, 07/08/21	555
720	5.750%, 04/15/18	815
50	6.500%, 04/15/38	69

		5,889

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
818	2.150%, 02/09/22	807
1,006	2.850%, 05/06/21	1,046
1,025	EMC Corp., 3.375%, 06/01/23	1,041
567	Hewlett-Packard Co., 4.375%, 09/15/21	615

		3,509

	Total Information Technology	24,100

	Materials — 1.0%
	Chemicals — 0.8%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	167
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	544
800	3.500%, 10/01/24	815
15	4.125%, 11/15/21	16
89	4.250%, 11/15/20	97
17	8.550%, 05/15/19	21
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	229
2,000	6.000%, 07/15/18	2,281
	Ecolab, Inc.,
792	1.000%, 08/09/15	794
279	1.450%, 12/08/17	278
167	2.250%, 01/12/20	168
	Monsanto Co.,
365	2.125%, 07/15/19	369
664	2.750%, 07/15/21	673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,628
708	4.250%, 11/15/23	765
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	105
1,050	6.500%, 05/15/19	1,230
	PPG Industries, Inc.,
550	3.600%, 11/15/20	579
230	6.650%, 03/15/18	262
	Praxair, Inc.,
250	2.200%, 08/15/22	244
1,000	3.000%, 09/01/21	1,038
100	4.625%, 03/30/15	100
240	5.200%, 03/15/17	260
315	Rohm & Haas Co., 7.850%, 07/15/29	444
400	Union Carbide Corp., 7.500%, 06/01/25	517

		13,624

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	331

	Metals & Mining — 0.2%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	389
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	350
1,600	4.550%, 11/14/24	1,511
	Nucor Corp.,
305	4.000%, 08/01/23	321
172	5.850%, 06/01/18	192
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	861
650	6.500%, 07/15/18	747

		4,411

	Total Materials	18,366

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
850	3.875%, 08/15/21	892
1,500	4.450%, 05/15/21	1,622
2,800	5.500%, 02/01/18	3,079
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,498

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
461	1.625%, 06/28/16	465
256	2.000%, 06/22/15	257
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,047
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,079
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	538
50	9.000%, 03/01/31	77
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	438
409	5.134%, 04/27/20	462
114	5.462%, 02/16/21	131
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	822
886	4.150%, 03/15/24	952
1,057	4.500%, 09/15/20	1,163

		14,789

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	387
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,009
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,345
500	5.625%, 02/27/17	541

		3,282

	Total Telecommunication Services	18,071

	Utilities — 3.5%
	Electric Utilities — 2.5%
800	Appalachian Power Co., 4.600%, 03/30/21	896
372	Arizona Public Service Co., 3.350%, 06/15/24	389
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,613
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	254
	DTE Electric Co.,
197	2.650%, 06/15/22	198
1,000	3.375%, 03/01/25	1,056
1,500	3.650%, 03/15/24	1,622
200	3.900%, 06/01/21	218
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,373
50	6.450%, 10/15/32	67

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
233	Duke Energy Corp., 3.550%, 09/15/21	247
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	173
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	471
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	728
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	445
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	780
3,700	Georgia Power Co., 4.250%, 12/01/19	4,094
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,840
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,354
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	102
25	7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,156
1,000	7.125%, 03/15/19	1,195
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	216
318	2.400%, 09/15/19	320
1,539	2.700%, 09/15/19	1,572
200	6.000%, 03/01/19	229
30	7.875%, 12/15/15	32
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	982
300	NSTAR Electric Co., 2.375%, 10/15/22	294
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,397
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	385
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	783
424	3.250%, 09/15/21	441
1,500	3.250%, 06/15/23	1,549
400	3.400%, 08/15/24	413
350	3.850%, 11/15/23	372
50	6.050%, 03/01/34	66
200	PacifiCorp, 5.650%, 07/15/18	226
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,664
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	815
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	222
560	Progress Energy, Inc., 4.400%, 01/15/21	619
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	301

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	243
	Public Service Electric & Gas Co.,
1,100	2.000%, 08/15/19	1,110
25	2.700%, 05/01/15	25
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,049
650	5.500%, 08/15/18	734
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,165
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,869
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,618
1,099	2.950%, 01/15/22	1,131
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	999
545	2.950%, 09/15/21	564

		44,784

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,694
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	936
1,300	TransCanada PipeLines Ltd., (Canada), 3.800%, 10/01/20	1,384

		4,014

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	191
	PSEG Power LLC,
940	4.150%, 09/15/21	998
221	4.300%, 11/15/23	236
350	5.125%, 04/15/20	390

		1,815

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	988
550	5.250%, 08/15/19	617
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	569
	Consumers Energy Co.,
137	2.850%, 05/15/22	140
1,060	5.650%, 04/15/20	1,230
350	Dominion Resources, Inc., 4.450%, 03/15/21	384
784	DTE Energy Co., Series F, 3.850%, 12/01/23	833

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	NiSource Finance Corp.,
300	3.850%, 02/15/23	316
500	5.450%, 09/15/20	572
940	6.125%, 03/01/22	1,132
100	6.800%, 01/15/19	118
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
192	4.050%, 12/01/23	207
1,400	9.800%, 02/15/19	1,802

		8,916

	Oil, Gas & Consumable Fuels — 0.1%
700	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	778

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	377
1,400	3.850%, 03/01/24	1,489

		1,866

	Total Utilities	62,173

	Total Corporate Bonds (Cost $464,957)	482,587

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	495
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,603
347	Republic of Panama, (Panama), 4.000%, 09/22/24	365
467	Republic of Poland, (Poland), 4.000%, 01/22/24	504
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	479
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	594
1,076	3.600%, 01/30/25	1,109
694	4.000%, 10/02/23	741

	Total Foreign Government Securities (Cost $5,692)	5,890

Mortgage Pass-Through Securities — 6.8%
3,764	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 01/01/24 - 02/01/24	4,085
234	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	262

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,580	4.500%, 05/01/41	2,807
402	5.000%, 10/01/33	449
5	6.000%, 12/01/36	6
2,145	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,261
91	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 10/01/19 - 01/01/24	97
2,006	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,118
	Federal National Mortgage Association, 30 Year, Single Family,
1,823	5.000%, 08/01/40	2,037
1,011	6.000%, 12/01/32 - 04/01/35	1,161
1,618	6.500%, 10/01/36 - 10/01/38	1,863
877	7.000%, 04/01/37 - 11/01/38	995
	Federal National Mortgage Association, Other,
2,583	VAR, 0.521%, 01/01/23	2,582
1,367	VAR, 0.541%, 05/01/24	1,367
3,000	1.400%, 07/01/17	3,013
2,400	1.735%, 05/01/20	2,386
1,980	1.940%, 07/01/19	1,985
4,800	2.010%, 06/01/20	4,806
1,476	2.140%, 04/01/19	1,500
959	2.190%, 12/01/22	957
2,608	2.340%, 12/01/22	2,614
2,465	2.350%, 05/01/23	2,469
2,909	2.395%, 01/01/22	2,956
1,600	2.400%, 12/01/22	1,602
3,313	2.400%, 07/01/23	3,311
3,860	2.410%, 01/01/23	3,871
1,284	2.490%, 10/01/17	1,320
3,000	2.520%, 05/01/23	3,015
2,128	2.530%, 03/01/23	2,149
1,000	2.590%, 11/01/21	1,022
2,000	2.650%, 08/01/22	2,034
2,000	2.670%, 07/01/22	2,044
2,673	2.703%, 04/01/23	2,735
1,142	2.900%, 06/01/22	1,189
1,324	3.030%, 12/01/21	1,388
1,964	3.050%, 10/01/20	2,066
1,381	3.110%, 10/01/21	1,454
1,500	3.370%, 11/01/20	1,600
5,000	3.380%, 01/01/18 - 12/01/23	5,284
1,296	3.450%, 11/01/23	1,385

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,000	3.480%, 12/01/20	1,073
6,709	3.500%, 05/01/43 - 06/01/43	7,071
2,423	3.540%, 10/01/20	2,594
1,714	3.590%, 10/01/20	1,847
1,150	3.690%, 11/01/23	1,253
3,400	3.770%, 09/01/21	3,699
2,334	3.804%, 05/01/22	2,527
1,644	3.810%, 01/01/19	1,762
1,230	3.860%, 07/01/21	1,341
4,738	3.868%, 06/01/18	5,041
4,140	4.000%, 07/01/42	4,493
1,000	4.040%, 10/01/20	1,100
1,000	4.260%, 07/01/21	1,116
1,901	4.330%, 04/01/21	2,123
750	4.369%, 02/01/20	829
954	4.640%, 01/01/21	1,077
482	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	548

	Total Mortgage Pass-Through Securities (Cost $119,404)	121,739

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $642)	657

U.S. Government Agency Securities — 18.3%
22,155	Federal Home Loan Banks, 1.750%, 09/11/15	22,339
	Federal Home Loan Mortgage Corp.,
25,000	0.750%, 01/12/18	24,749
20,000	1.000%, 07/28/17	20,057
25,000	1.250%, 10/02/19	24,645
61,000	2.375%, 01/13/22	62,864
	Federal National Mortgage Association,
12,000	1.375%, 11/15/16	12,151
51,450	1.750%, 06/20/19	51,985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

70,000	2.625%, 09/06/24	71,983
31,500	5.000%, 02/13/17	34,132
735	Tennessee Valley Authority, 1.750%, 10/15/18	738

	Total U.S. Government Agency Securities (Cost $320,707)	325,643

U.S. Treasury Obligations — 18.8%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,047
41,705	0.125%, 04/15/17	43,904
60,000	0.125%, 04/15/18	62,077
26,500	0.125%, 01/15/22	27,731
10,000	0.125%, 07/15/22	10,315
15,000	1.125%, 01/15/21	17,268
91,400	1.875%, 07/15/15	112,036
15,000	2.000%, 01/15/16	18,230

	Total U.S. Treasury Obligations (Cost $335,916)	334,608

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
70,297	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) †† (Cost $70,297)	70,297

	Total Investments — 102.4% (Cost $1,798,618)	1,826,138
	Liabilities in Excess of Other Assets — (2.4)%	(42,319)

	NET ASSETS — 100.0%	$1,783,819

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(233)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(282)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,479)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(651)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	(507)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(177)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,030)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(694)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(350)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(316)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	$20,000	$(904)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(394)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(160)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(161)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	448
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(885)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	16,000	(261)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(717)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(762)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(2,505)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(183)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(952)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	20,000	(879)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(160)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,013)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,378)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(2,348)
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	(176)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	22,000	(351)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,215)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,276)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(2,697)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(1,350)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	266
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(758)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(601)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(1,098)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(256)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(1,053)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(999)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(925)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,045)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(1,263)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	3,000	(65)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(5,834)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(764)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,173)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(810)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(936)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(306)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(3,607)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(1,881)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(120)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(863)

					$(53,089)

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 20.4%
1,839	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,788
1,946	Ally Auto Receivables Trust, Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,943
	American Credit Acceptance Receivables Trust,
1,335	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,335
1,107	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	1,106
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,565
	AmeriCredit Automobile Receivables Trust,
225	Series 2013-4, Class A2, 0.740%, 11/08/16	224
2,512	Series 2014-1, Class A2, 0.570%, 07/10/17	2,512
730	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.443%, 08/25/33	716
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.751%, 07/25/32	84
799	Series 2002-BC6, Class M1, VAR, 1.296%, 08/25/32	698
2,970	Series 2002-BC9, Class M1, VAR, 1.821%, 12/25/32	2,594
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
99	Series 1997-2, Class M1A, VAR, 0.726%, 06/25/27	98
705	Series 1998-1, Class M1A, VAR, 0.816%, 01/25/28	669
811	Series 1998-3, Class M1A, VAR, 0.801%, 09/25/28	753
404	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.792%, 12/15/33	396
812	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	812
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.413%, 01/25/35	2,551
1,360	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.071%, 12/25/33	1,269
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,124
476	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.271%, 05/25/37	454
2,231	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	2,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Auto Receivables Asset Trust,
6,358	Series 2013-3, Class A2, 1.040%, 11/21/16	6,366
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,711
3,276	Series 2015-1, Class A2, 1.420%, 06/20/18	3,269
635	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	634
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	3,467
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.021%, 01/25/32	262
1,277	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,277
	Countrywide Asset-Backed Certificates,
110	Series 2002-1, Class A, VAR, 0.731%, 08/25/32	92
152	Series 2002-BC1, Class A, VAR, 0.831%, 04/25/32	100
181	Series 2002-BC2, Class A, VAR, 0.711%, 04/25/32	125
113	Series 2003-BC2, Class 2A1, VAR, 0.771%, 06/25/33	96
1,313	Series 2003-BC5, Class M1, VAR, 1.221%, 09/25/33	1,156
503	Series 2004-2, Class M4, VAR, 1.671%, 03/25/34	410
232	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	231
512	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.393%, 04/15/30	491
	CPS Auto Receivables Trust,
1,583	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,586
1,075	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,073
3,752	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	3,752
	CWHEQ Revolving Home Equity Loan Trust,
531	Series 2005-E, Class 2A, VAR, 0.393%, 11/15/35	457
2,420	Series 2005-M, Class A1, VAR, 0.413%, 02/15/36	2,021
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.602%, 07/15/21	10,292
	DT Auto Owner Trust,
605	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	604

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,959	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	3,959
	Exeter Automobile Receivables Trust,
1,174	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,176
1,691	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,691
743	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	740
	First Franklin Mortgage Loan Trust,
104	Series 2002-FF1, Class M1, VAR, 1.221%, 04/25/32	78
1,094	Series 2002-FF4, Class M1, VAR, 1.746%, 02/25/33	592
415	Series 2003-FFH1, Class M2, VAR, 1.921%, 09/25/33	263
703	Series 2004-FF8, Class M4, VAR, 1.777%, 10/25/34	289
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.651%, 09/25/35	948
1,734	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,744
3,558	Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.900%, 10/15/18	3,558
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.661%, 07/25/35	3,147
2,439	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	2,452
3,013	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,994
225	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.353%, 09/15/30	194
1,834	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	1,833
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,722
	Honda Auto Receivables Owner Trust,
2,062	Series 2014-1, Class A2, 0.410%, 09/21/16	2,061
2,277	Series 2015-1, Class A2, 0.700%, 06/15/17	2,275
	Hyundai Auto Receivables Trust,
1,084	Series 2010-B, Class A4, 1.630%, 03/15/17	1,084
2,457	Series 2015-A, Class A3, 1.050%, 04/15/19	2,450
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.173%, 06/17/31 (e)	4,936
206	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.811%, 12/25/24	181
22	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	22

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

236	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.221%, 02/25/34	225
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	4,995
	Morgan Stanley ABS Capital I, Inc. Trust,
1,584	Series 2003-NC6, Class M1, VAR, 1.371%, 06/25/33	1,542
7,500	Series 2005-WMC4, Class M5, VAR, 1.146%, 04/25/35	6,974
297	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.571%, 11/25/33	237
571	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 09/15/17	573
1,605	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,605
2,232	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	2,234
2,877	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,880
870	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.071%, 07/25/32	805
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,621	Series 2004-WHQ2, Class M2, VAR, 1.116%, 02/25/35	1,617
2,292	Series 2005-WHQ3, Class M2, VAR, 0.621%, 06/25/35	2,278
589	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	589
2,909	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,909
4,800	Progress Residential Trust, Series 2014-SFR1, Class A, VAR, 1.273%, 10/17/31 (e)	4,743
288	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.851%, 03/25/33	256
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	364
	Residential Funding Mortgage Securities II Home Loan Trust,
111	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	110
204	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	202
52	Series 2003-HS1, Class AII, VAR, 0.461%, 12/25/32	49
2,404	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 1.830%, 03/15/17	2,407

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
485	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	485
	SoFi Professional Loan Program LLC,
899	Series 2014-B, Class A1, VAR, 1.418%, 08/25/32 (e)	900
2,250	Series 2015-A, Class A1, VAR, 1.419%, 03/25/33 (e)	2,253
4,274	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	4,285
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,728
1,336	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,319
140	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.871%, 04/25/33	135
1,803	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,801
1,020	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	1,020
3,254	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	3,243
1,775	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,776
3,482	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,496
2,077	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	2,078
3,451	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	3,447
1,079	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,079
3,749	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,688
3,679	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	3,679
2,702	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,707
1,867	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	1,867

	Total Asset-Backed Securities (Cost $194,966)	191,373

Collateralized Mortgage Obligations — 46.4%
	Agency CMO — 37.4%
341	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.790%, 10/25/22	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
	Federal Home Loan Mortgage Corp. REMIC,
8	Series 1071, Class F, VAR, 1.122%, 04/15/21	8
15	Series 1343, Class LA, 8.000%, 08/15/22	17
13	Series 1370, Class JA, VAR, 1.322%, 09/15/22	13
12	Series 1379, Class W, VAR, 1.570%, 10/15/22	12
3	Series 1508, Class KA, VAR, 1.292%, 05/15/23	3
204	Series 1689, Class M, PO, 03/15/24	194
98	Series 1771, Class PK, 8.000%, 02/15/25	112
164	Series 1974, Class ZA, 7.000%, 07/15/27	184
29	Series 1981, Class Z, 6.000%, 05/15/27	32
107	Series 2033, Class PR, PO, 03/15/24	102
17	Series 2261, Class ZY, 7.500%, 10/15/30	20
2	Series 2289, Class NA, VAR, 9.997%, 05/15/20	2
56	Series 2338, Class FN, VAR, 0.672%, 08/15/28	57
110	Series 2416, Class SA, IF, 15.261%, 02/15/32	154
93	Series 2416, Class SH, IF, 15.656%, 02/17/32	127
20	Series 2477, Class FZ, VAR, 0.722%, 06/15/31	21
110	Series 2661, Class FG, VAR, 0.622%, 03/15/17	110
571	Series 3085, Class VS, HB, IF, 28.032%, 12/15/35	944
829	Series 3300, Class FA, VAR, 0.472%, 08/15/35	830
2,265	Series 3737, Class DG, 5.000%, 10/15/30	2,499
4,515	Series 3832, Class PL, 5.000%, 08/15/39	4,845
2,891	Series 3841, Class JF, VAR, 0.572%, 10/15/38	2,904
10,415	Series 3860, Class FP, VAR, 0.572%, 06/15/40	10,447
2,843	Series 3952, Class MA, 3.000%, 11/15/21	2,935
12,807	Series 4074, Class FE, VAR, 0.572%, 07/15/42	12,836
13,013	Series 4111, Class FA, VAR, 0.522%, 08/15/39	13,005
6,660	Series 4120, IO, 3.000%, 10/15/32	783
17,346	Series 4150, Class F, VAR, 0.542%, 01/15/43	17,320
22,412	Series 4150, Class GE, 2.000%, 01/15/33	22,247

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
12,417		Series 4161, Class YF, VAR, 0.542%, 02/15/43	12,407
6,965		Series 4206, Class DA, 2.000%, 05/15/33	6,989
13,942		Series 4281, Class FB, VAR, 0.722%, 12/15/43	13,916
23,574		Series 4350, VAR, 0.520%, 12/15/37	23,701
18,986		Series 4350, VAR, 0.520%, 06/15/38	19,084
9,802		Series 4413, Class WF, VAR, 0.520%, 10/15/41	9,811
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
79		Series T-51, Class 1APO, PO, 09/25/42	65
1,070		Series T-54, Class 4A, VAR, 3.045%, 02/25/43	1,138
1,113		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.514%, 01/25/17	1,114
		Federal National Mortgage Association Grantor Trust,
482		Series 2001-T8, Class A1, 7.500%, 07/25/41	544
1,418		Series 2002-T6, Class A4, VAR, 3.179%, 03/25/41	1,466
		Federal National Mortgage Association REMIC,
11		Series 1988-15, Class B, VAR, 0.721%, 06/25/18	11
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	1
35		Series 1990-64, Class Z, 10.000%, 06/25/20	40
95		Series 1990-145, Class A, VAR, 1.103%, 12/25/20	96
65		Series 1991-142, Class PL, 8.000%, 10/25/21	72
74		Series 1991-156, Class F, VAR, 1.471%, 11/25/21	76
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,339.000%, 05/25/22	24
130		Series 1992-112, Class GB, 7.000%, 07/25/22	147
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
51		Series 1992-200, Class FK, VAR, 1.992%, 11/25/22	53
59		Series 1993-27, Class S, IF, 9.495%, 02/25/23	69
121		Series 1993-110, Class H, 6.500%, 05/25/23	137
13		Series 1993-119, Class H, 6.500%, 07/25/23	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
118	Series 1993-146, Class E, PO, 05/25/23	113
52	Series 1993-165, Class FH, VAR, 1.321%, 09/25/23	53
263	Series 1993-179, Class FM, VAR, 1.942%, 10/25/23	271
43	Series 1997-74, Class E, 7.500%, 10/20/27	50
616	Series 2001-9, Class F, VAR, 0.422%, 02/17/31	619
116	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	19
334	Series 2002-77, Class FY, VAR, 0.571%, 12/25/17	335
611	Series 2003-17, Class FN, VAR, 0.471%, 03/25/18	611
49	Series 2003-21, Class FK, VAR, 0.571%, 03/25/33	49
1,070	Series 2004-17, Class BF, VAR, 0.521%, 01/25/34	1,074
1,768	Series 2006-3, Class SB, IF, IO, 6.529%, 07/25/35	276
4,074	Series 2006-124, Class FC, VAR, 0.521%, 01/25/37	4,084
55	Series 2007-2, Class FA, VAR, 0.371%, 02/25/37	55
2,802	Series 2010-42, Class PD, 4.500%, 07/25/39	2,882
4,611	Series 2012-38, Class PA, 2.000%, 09/25/41	4,427
7,889	Series 2012-93, Class ME, 2.500%, 01/25/42	8,020
4,617	Series 2012-114, Class VE, 3.500%, 10/25/25	4,895
18,230	Series 2012-119, Class FB, VAR, 0.521%, 11/25/42	18,322
1,750	Series 2013-6, Class FL, VAR, 0.571%, 02/25/43	1,764
6,684	Series 2013-15, Class DC, 2.000%, 03/25/33	6,656
4,294	Series 2013-23, Class KJ, 2.250%, 05/25/42	4,280
5,026	Series 2013-26, Class AV, 3.500%, 04/25/26	5,312
4,286	Series 2013-43, Class YH, 2.500%, 05/25/33	4,276
16,618	Series 2013-54, Class HF, VAR, 0.371%, 10/25/41	16,612
12,251	Series 2014-66, Class WF, VAR, 0.520%, 10/25/54	12,233
20	Series G92-44, Class ZQ, 8.000%, 07/25/22	21
704	Series G94-9, Class PJ, 6.500%, 08/17/24	805
	Federal National Mortgage Association REMIC Trust,
327	Series 2003-W1, Class 2A, VAR, 6.529%, 12/25/42	380

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,031	Series 2003-W15, Class 3A, VAR, 3.969%, 12/25/42	2,199
1,472	Series 2003-W4, Class 5A, VAR, 2.937%, 10/25/42	1,555
1,171	Series 2009-W1, Class A, 6.000%, 12/25/49	1,342
	Federal National Mortgage Association STRIPS,
551	Series 343, Class 23, IO, 4.000%, 10/25/18	27
795	Series 343, Class 27, IO, 4.500%, 01/25/19	43
710	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.759%, 02/25/44	751
	Government National Mortgage Association,
506	Series 1999-27, Class ZA, 7.500%, 04/17/29	569
14	Series 2000-35, Class F, VAR, 0.722%, 12/16/25	14
335	Series 2002-31, Class FC, VAR, 0.422%, 09/26/21	336
5,885	Series 2010-166, Class GP, 3.000%, 04/20/39	6,090
7,164	Series 2012-61, Class FM, VAR, 0.572%, 05/16/42	7,207
3,904	Series 2012-H21, Class FA, VAR, 0.668%, 07/20/62	3,898
5,028	Series 2013-H16, Class FA, VAR, 0.708%, 07/20/63	5,037
21,937	Series 2014-H07, Class FC, VAR, 0.768%, 05/20/64	22,053
7,635	Series 2014-H11, Class JA, VAR, 0.668%, 06/20/64	7,637
10,002	Series 2015-H03, Class FD, VAR, 0.808%, 01/20/65	10,018

		351,061

	Non-Agency CMO — 9.0%
	Alternative Loan Trust,
663	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	688
991	Series 2004-33, Class 3A3, VAR, 2.364%, 12/25/34	860
56	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	58
745	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	772
	Banc of America Funding Trust,
588	Series 2005-E, Class 5A1, VAR, 2.580%, 05/20/35	579
944	Series 2006-1, Class 2A1, 5.500%, 01/25/36	956

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
7	Series 2003-5, Class 2A8, VAR, 0.621%, 07/25/18	7
1,131	Series 2004-D, Class 2A2, VAR, 2.670%, 05/25/34	1,127
938	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	916
580	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.176%, 11/25/34	312
180	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	180
	CHL Mortgage Pass-Through Trust,
493	Series 2003-21, Class A1, VAR, 2.600%, 05/25/33	495
506	Series 2004-HYB8, Class 1A1, VAR, 0.868%, 01/20/35	456
169	Series 2005-1, Class 1A2, VAR, 0.521%, 03/25/35	49
12	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	11
	Credit Suisse First Boston Mortgage Securities Corp.,
1,406	Series 2003-AR24, Class 2A4, VAR, 2.550%, 10/25/33	1,387
1,231	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,263
60	Series 2004-AR3, Class 6M1, VAR, 1.271%, 04/25/34	60
225	Series 2005-5, Class 1A1, 5.000%, 07/25/20	226
717	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.752%, 02/25/20	739
4,484	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.571%, 07/25/23	4,641
	Federal National Mortgage Association, Connecticut Avenue Securities,
3,354	Series 2014-C01, Class M1, VAR, 1.771%, 01/25/24	3,371
4,356	Series 2014-C02, Class 1M1, VAR, 1.121%, 05/25/24	4,325
4,378	Series 2014-C03, Class 1M1, VAR, 1.371%, 07/25/24	4,370
628	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	635

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,165	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	1,166
87	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.671%, 06/25/30	69
433	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.673%, 11/15/30	386
1,221	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,278
802	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	835
	Impac CMB Trust,
376	Series 2004-3, Class 3A, VAR, 0.811%, 03/25/34	360
381	Series 2004-6, Class 1A2, VAR, 0.951%, 10/25/34	356
1,686	Series 2005-5, Class A1, VAR, 0.811%, 08/25/35	1,504
1,299	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.810%, 03/25/37	1,188
234	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.050%, 10/25/33	233
	MASTR Adjustable Rate Mortgages Trust,
536	Series 2003-5, Class 5A1, VAR, 2.250%, 10/25/33	543
596	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	600
1,973	Series 2004-13, Class 3A7B, VAR, 2.170%, 11/21/34	1,990
182	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.571%, 02/25/33	165
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
555	Series 2001-TBC1, Class B1, VAR, 1.052%, 11/15/31	487
129	Series 2002-TBC1, Class B1, VAR, 1.172%, 09/15/30	103
64	Series 2002-TBC1, Class B2, VAR, 1.572%, 09/15/30	50
299	Series 2002-TBC2, Class B1, VAR, 1.022%, 08/15/32	242
	Merrill Lynch Mortgage Investors Trust,
567	Series 2004-1, Class 2A3, VAR, 2.165%, 12/25/34	524
836	Series 2004-D, Class A1, VAR, 0.831%, 09/25/29	832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
47	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	51
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
410	Series 2003-HYB1, Class A4, VAR, 1.697%, 03/25/33	383
342	Series 2003-HYB1, Class B1, VAR, 1.697%, 03/25/33	237
	Morgan Stanley Mortgage Loan Trust,
3,635	Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	3,834
477	Series 2004-5AR, Class 3A3, VAR, 2.350%, 07/25/34	438
2,688	Series 2004-5AR, Class 3A5, VAR, 2.350%, 07/25/34	2,671
1,243	Series 2004-11AR, Class 1A2A, VAR, 0.481%, 01/25/35	1,185
1,547	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.621%, 02/25/35 (e)	1,289
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
221	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	231
32	Series 2004-AR1, Class 5A1, VAR, 0.931%, 08/25/34	30
990	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.740%, 10/25/32	1,070
348	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	351
	Residential Funding Mortgage Securities Trust,
833	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	833
4,432	Series 2005-SA2, Class 2A2, VAR, 2.946%, 06/25/35	4,253
1,029	Series 2006-SA4, Class 2A1, VAR, 3.504%, 11/25/36	888
1	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	1
	Sequoia Mortgage Trust,
88	Series 11, Class A, VAR, 1.074%, 12/20/32	85
228	Series 2003-3, Class A2, VAR, 1.044%, 07/20/33	218
2,275	Series 2004-11, Class A2, VAR, 0.646%, 12/20/34	2,169
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,013
2,993	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,989

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
178	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.874%, 03/19/34	174
1,307	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.924%, 07/19/32	916
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,563	Series 2003-29, Class 3A1, VAR, 4.985%, 09/25/33	2,587
4,016	Series 2003-32, Class 5A1, VAR, 5.836%, 11/25/33	4,252
3,457	Series 2003-24A, Class 2A, VAR, 2.601%, 07/25/33	3,422
1,220	Series 2003-40A, Class 4A, VAR, 2.428%, 01/25/34	1,180
	WaMu Mortgage Pass-Through Certificates Trust Certificates,
1,015	Series 2004-AR11, Class A, VAR, 2.426%, 10/25/34	1,010
2,058	Series 2004-AR3, Class A1, VAR, 2.368%, 06/25/34	2,077
	Wells Fargo Mortgage-Backed Securities Trust,
511	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	520
684	Series 2005-AR16, Class 3A2, VAR, 2.610%, 03/25/35	690
235	Series 2006-17, Class A1, 5.500%, 11/25/21	238
273	Series 2007-3, Class 3A1, 5.500%, 04/25/22	280

		83,959

	Total Collateralized Mortgage Obligations (Cost $433,938)	435,020

Commercial Mortgage-Backed Securities — 5.6%
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.222%, 09/15/26 (e)	2,899
	Bayview Commercial Asset Trust,
456	Series 2004-3, Class A2, VAR, 0.591%, 01/25/35 (e)	418
1,655	Series 2005-2A, Class A2, VAR, 0.521%, 08/25/35 (e)	1,462
331	Series 2005-2A, Class M1, VAR, 0.601%, 08/25/35 (e)	274
1,187	Series 2007-2A, Class A2, VAR, 0.491%, 07/25/37 (e)	954
1,592	Series 2007-3, Class A2, VAR, 0.461%, 07/25/37 (e)	1,328

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.121%, 07/05/33 (e)	5,890
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.922%, 06/15/33 (e)	4,822
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,473
2,667	Series 2014-BBG, Class A, VAR, 0.972%, 03/15/29 (e)	2,660
3,526	Series 2014-KYO, Class A, VAR, 1.072%, 06/11/27 (e)	3,513
1,319	Series 2014-PAT, Class A, VAR, 0.972%, 08/13/27 (e)	1,315
3,774	Series 2014-TWC, Class A, VAR, 1.022%, 02/13/32 (e)	3,764
190	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	190
3,573	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	3,570
3,337	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,511
297	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	298
6,011	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.018%, 08/25/29 (e)	6,016
465	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	465
2,614	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.422%, 12/15/31 (e)	2,615
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,204
1,409	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.242%, 10/15/44	1,425

	Total Commercial Mortgage-Backed Securities (Cost $53,158)	52,066

Corporate Bonds — 10.5%
	Consumer Discretionary — 0.7%
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, VAR, 0.935%, 08/01/16 (e)	3,016

	Media — 0.4%
4,000	Walt Disney Co. (The), VAR, 0.571%, 05/30/19	4,002

	Total Consumer Discretionary	7,018

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	613

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.885%, 09/26/18	3,005
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,548
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.881%, 05/20/16	1,425
3,000	VAR, 2.603%, 03/17/17	2,742
684	Spectra Energy Partners LP, 2.950%, 09/25/18	706
3,000	Statoil ASA, (Norway), VAR, 0.716%, 11/08/18	2,990
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	828

	Total Energy	13,244

	Financials — 6.3%
	Banks — 1.6%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.056%, 10/28/16 (e)	3,020
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,352
2,000	Series L, 2.600%, 01/15/19	2,032
3,000	BB&T Corp., VAR, 0.915%, 02/01/19	3,009
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	951
2,750	Citigroup, Inc., VAR, 0.937%, 11/15/16	2,763
967	SunTrust Banks, Inc., 2.350%, 11/01/18	980
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,330

		15,437

	Capital Markets — 0.7%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.357%, 11/15/18	3,030
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,889
1,482	Morgan Stanley, 2.500%, 01/24/19	1,505

		6,424

	Consumer Finance — 3.0%
	American Express Credit Corp.,
3,000	VAR, 0.763%, 07/29/16	3,009
3,000	VAR, 0.793%, 03/18/19	2,999
3,000	American Honda Finance Corp., VAR, 0.754%, 10/07/16	3,014
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.070%, 03/12/19	3,969
4,000	HSBC USA, Inc., VAR, 1.135%, 09/24/18	4,048
2,824	Nissan Motor Acceptance Corp., VAR, 0.812%, 03/03/17 (e)	2,832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Toyota Motor Credit Corp.,
3,000	VAR, 0.393%, 09/18/15	3,002
5,000	VAR, 0.458%, 05/16/17	4,994

		27,867

	Diversified Financial Services — 0.3%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,031

	Insurance — 0.6%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,932
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,491

		5,423

	Real Estate Investment Trusts (REITs) — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	855

	Total Financials	59,037

	Health Care — 0.3%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18 (e)	859

	Health Care Providers & Services — 0.1%
1,585	McKesson Corp., VAR, 0.638%, 09/10/15	1,586

	Life Sciences Tools & Services — 0.1%
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	662

	Total Health Care	3,107

	Information Technology — 0.5%
	Software — 0.3%
3,000	Oracle Corp., VAR, 0.833%, 01/15/19	3,022

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.503%, 05/03/18	1,798

	Total Information Technology	4,820

	Materials — 0.2%
	Metals & Mining — 0.2%
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,961

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
385	Verizon Communications, Inc., 2.500%, 09/15/16	394

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.241%, 09/12/16	3,015

	Total Telecommunication Services	3,409

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Utilities — 0.6%
	Electric Utilities — 0.3%
1,081	Duke Energy Corp., VAR, 0.636%, 04/03/17	1,082
667	Duke Energy Ohio, Inc., VAR, 0.375%, 03/06/15	667
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	830

		2,579

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,112

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	878

	Total Utilities	5,569

	Total Corporate Bonds (Cost $98,774)	98,778

Mortgage Pass-Through Securities — 4.2%
	Federal Home Loan Mortgage Corp.,
13	ARM, 1.470%, 12/01/21	13
44	ARM, 2.091%, 07/01/19	44
58	ARM, 2.235%, 01/01/27	61
12	ARM, 2.250%, 06/01/26	12
361	ARM, 2.274%, 01/01/23	385
14	ARM, 2.300%, 06/01/22	14
38	ARM, 2.313%, 04/01/30	41
40	ARM, 2.320%, 12/01/26	42
152	ARM, 2.331%, 12/01/27	161
25	ARM, 2.340%, 10/01/29	26
242	ARM, 2.344%, 08/01/27	253
277	ARM, 2.356%, 07/01/30	292
550	ARM, 2.358%, 04/01/32	573
63	ARM, 2.362%, 07/01/28	65
13	ARM, 2.379%, 05/01/18	13
33	ARM, 2.381%, 01/01/30	34
213	ARM, 2.390%, 12/01/26	222
56	ARM, 2.399%, 02/01/23	59
24	ARM, 2.405%, 11/01/27	24
14	ARM, 2.437%, 12/01/29	14
35	ARM, 2.585%, 04/01/24	36
11	ARM, 2.598%, 06/01/25	11
172	ARM, 2.631%, 01/01/23	179
7,891	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	8,275
9	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	10

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9		7.500%, 05/01/28	11
24		8.500%, 07/01/28	29
12		9.000%, 02/01/25	14
		Federal National Mortgage Association,
6		ARM, 1.625%, 03/01/17	6
6		ARM, 1.762%, 06/01/18	7
18		ARM, 1.825%, 04/01/24	18
21		ARM, 1.850%, 04/01/21	22
101		ARM, 1.871%, 11/01/18	104
27		ARM, 1.875%, 12/01/20	28
38		ARM, 1.979%, 07/01/20	40
33		ARM, 2.025%, 05/01/30	33
20		ARM, 2.045%, 05/01/18	21
569		ARM, 2.125%, 05/01/33	603
9		ARM, 2.226%, 11/01/21	10
38		ARM, 2.249%, 01/01/31	40
8		ARM, 2.270%, 05/01/29	9
33		ARM, 2.284%, 06/01/26	35
10		ARM, 2.289%, 07/01/25	10
27		ARM, 2.290%, 09/01/19	27
202		ARM, 2.316%, 09/01/33	216
44		ARM, 2.325%, 05/01/31	44
46		ARM, 2.343%, 11/01/23	47
96		ARM, 2.375%, 12/01/28	99
16		ARM, 2.382%, 03/01/38	17
474		ARM, 2.468%, 01/01/25	502
21		ARM, 2.470%, 12/01/26	21
177		ARM, 2.480%, 02/01/34	187
111		ARM, 2.514%, 08/01/26	116
41		ARM, 2.572%, 03/01/29	42
52		ARM, 2.686%, 11/01/30	54
—	(h)	ARM, 2.840%, 05/01/20	—	(h)
36		ARM, 3.078%, 07/01/27	37
24		ARM, 6.000%, 01/01/20	25
		Federal National Mortgage Association, 15 Year, Single Family,
4,490		4.000%, 02/01/25	4,788
12		7.000%, 03/01/16	13
		Federal National Mortgage Association, 20 Year, Single Family,
5,722		3.000%, 07/01/33	5,930
3,610		5.000%, 10/01/23	4,003
		Federal National Mortgage Association, 30 Year, FHA/VA,
21		7.000%, 03/01/27	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
15	8.000%, 11/01/27	16
20	8.500%, 10/01/24	20
	Federal National Mortgage Association, 30 Year, Single Family,
3,540	5.000%, 12/01/39	4,016
2,182	5.500%, 08/01/40	2,451
1,164	6.000%, 04/01/39	1,339
22	7.250%, 09/01/22	22
136	7.500%, 06/01/23 - 10/01/30	152
2	8.500%, 08/01/17	3
	Federal National Mortgage Association, Other,
3	6.500%, 04/01/16	3
57	12.000%, 11/01/30	64
	Government National Mortgage Association II, 30 Year, Single Family,
33	7.250%, 08/20/22 - 11/20/22	33
39	7.400%, 02/20/22 - 03/20/22	39
11	7.500%, 10/20/23	12
17	7.850%, 12/20/21	17
50	8.000%, 07/20/25 - 08/20/26	62
2,679	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	2,895
	Government National Mortgage Association, 30 Year, Single Family,
30	7.000%, 06/15/24	33
18	8.000%, 10/15/27	20
13	9.000%, 11/15/24	15
86	9.500%, 07/15/25	99

	Total Mortgage Pass-Through Securities (Cost $37,655)	39,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 0.671%, 07/01/17 (Cost $870)	870

U.S. Treasury Obligation — 2.7%
25,000	U.S. Treasury Note, 0.250%, 05/31/15 (m) (Cost $24,995)	25,008

Short-Term Investments — 9.7%
	Certificate of Deposit — 0.3%
3,500	Deutsche Bank AG, (Germany), VAR, 0.577%, 07/23/15	3,500

SHARES
	Investment Company — 9.4%
87,763	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m)	87,763

	Total Short-Term Investments (Cost $91,263)	91,263

	Total Investments — 99.6% (Cost $935,619)	933,778
	Other Assets in Excess of Liabilities — 0.4%	3,987

	NET ASSETS — 100.0%	$937,765

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 3.7%
	ABFC Trust,
1,275	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,288
1,242	Series 2005-WF1, Class A2C, VAR, 0.481%, 12/25/34	1,238
443	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.348%, 04/25/36	439
	American Homes 4 Rent Trust,
930	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	961
2,664	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,729
184	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	176
1,459	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,453
	Chase Funding Trust,
2,029	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,972
999	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,032
813	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	823
	Citigroup Mortgage Loan Trust, Inc.,
139	Series 2003-HE3, Class A, VAR, 0.551%, 12/25/33	133
756	Series 2004-HE1, Class A, VAR, 0.501%, 09/25/33 (e)	730
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d) (i)	728
218	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	240
	Freedom Trust,
732	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	745
255	Series 2012-3, Class A22, VAR, 6.000%, 09/25/41 (e) (i)	258
900	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	905
100	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	95
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,685
370	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	492
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	445
207	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.371%, 03/25/36	170
	HSBC Home Equity Loan Trust USA,
272	Series 2007-1, Class AS, VAR, 0.374%, 03/20/36	269
780	Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	777
	KGS-Alpha Capital Markets LP,
10,571	Series 2012-3, IO, 0.530%, 09/25/26	243
33,119	Series 2012-4, IO, VAR, 0.616%, 09/25/37	1,485
225	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.521%, 07/25/34 (e)	224
	Long Beach Mortgage Loan Trust,
2,156	Series 2004-1, Class M1, VAR, 0.921%, 02/25/34	2,050
319	Series 2006-WL2, Class 2A3, VAR, 0.371%, 01/25/36	307
1,361	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,364
127,574	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	880
475	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.421%, 03/25/32	475
2,587	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,711
	Mid-State Capital Trust,
1,311	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,347
2,020	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,093
783	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	767
635	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	653
2,148	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,145
	NRPL Trust,
2,000	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,000
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	954

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
3,887	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	3,887
	OAK Hill Advisors Residential Loan Trust,
1,898	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,900
1,028	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,001
1,090	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.109%, 10/25/34	1,086
	RAMP Trust,
44	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	44
1,331	Series 2004-RS11, Class M1, VAR, 1.101%, 11/25/34	1,312
2,409	Series 2006-RZ1, Class A3, VAR, 0.471%, 03/25/36	2,349
	Real Estate Asset Trust,
1,295	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	1,286
1,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,010
491	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	254
100	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	98
537	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	542
107	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.480%, 01/25/36	81
589	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	583
1,069	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,056
1,138	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,132
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
437	Series 2002-AL1, Class A2, 3.450%, 02/25/32	434
1,230	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,215
3,367	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	3,356
	Truman Capital Mortgage Loan Trust,
1,442	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

952	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	951
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	982
867	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	865
1,200	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	1,198
2,191	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	2,191
1,627	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,622
2,291	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	2,299
1,198	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,198
	VOLT XIX LLC,
3,482	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,496
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	390
832	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	830
	VOLT XVI LLC,
1,299	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,299
499	Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	490
	VOLT XXII LLC,
1,725	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,723
584	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	574
938	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	923
2,759	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,759
2,252	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,256
1,867	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	1,867
	Westgate Resorts LLC,
1,307	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,311
1,303	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	1,304

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
400		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	400

		Total Asset-Backed Securities (Cost $94,455)	94,846

Collateralized Mortgage Obligations — 48.2%
		Agency CMO — 34.6%
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 11, Class D, 9.500%, 07/15/19	4
7		Series 22, Class C, 9.500%, 04/15/20	7
10		Series 23, Class F, 9.600%, 04/15/20	11
4		Series 30, Class D, 9.500%, 02/15/20	5
3		Series 47, Class F, 10.000%, 06/15/20	3
21		Series 77, Class H, 8.500%, 09/15/20	23
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	3
3		Series 99, Class Z, 9.500%, 01/15/21	3
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,854.237%, 05/15/23	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
2		Series 1065, Class J, 9.000%, 04/15/21	2
4		Series 1079, Class S, HB, IF, 33.415%, 05/15/21	7
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.122%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.451%, 05/15/21	2
3		Series 1133, Class H, 7.000%, 09/15/21	4
12		Series 1144, Class KB, 8.500%, 09/15/21	14
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,178.669%, 01/15/22	2
22		Series 1343, Class LA, 8.000%, 08/15/22	25
11		Series 1343, Class LB, 7.500%, 08/15/22	13
37		Series 1374, Class Z, 7.000%, 10/15/22	42
11		Series 1395, Class G, 6.000%, 10/15/22	12
93		Series 1401, Class J, 7.000%, 10/15/22	102
130		Series 1466, Class PZ, 7.500%, 02/15/23	146

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4	Series 1470, Class F, VAR, 1.692%, 02/15/23	4
4	Series 1505, Class QB, HB, IF, 20.365%, 05/15/23	6
39	Series 1518, Class G, IF, 8.880%, 05/15/23	45
26	Series 1526, Class L, 6.500%, 06/15/23	30
41	Series 1541, Class O, VAR, 1.110%, 07/15/23	41
388	Series 1552, Class IA, IF, 17.983%, 08/15/23	544
11	Series 1570, Class F, VAR, 2.192%, 08/15/23	11
27	Series 1570, Class SA, HB, IF, 23.973%, 08/15/23	43
110	Series 1578, Class K, 6.900%, 09/15/23	123
12	Series 1578, Class V, IO, 7.000%, 09/15/23	2
233	Series 1591, Class PV, 6.250%, 10/15/23	255
15	Series 1602, Class SA, HB, IF, 22.191%, 10/15/23	27
5	Series 1609, Class LG, IF, 16.961%, 11/15/23	5
297	Series 1628, Class LZ, 6.500%, 12/15/23	329
271	Series 1638, Class H, 6.500%, 12/15/23	309
252	Series 1644, Class K, 6.750%, 12/15/23	280
359	Series 1658, Class GZ, 7.000%, 01/15/24	406
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	9
165	Series 1677, Class Z, 7.500%, 07/15/23	187
8	Series 1686, Class SH, IF, 18.851%, 02/15/24	11
136	Series 1695, Class EB, 7.000%, 03/15/24	154
18	Series 1699, Class FC, VAR, 0.772%, 03/15/24	19
31	Series 1745, Class D, 7.500%, 08/15/24	35
500	Series 1760, Class ZD, VAR, 1.350%, 02/15/24	506
58	Series 1798, Class F, 5.000%, 05/15/23	63
3	Series 1807, Class G, 9.000%, 10/15/20	4
474	Series 1813, Class I, PO, 11/15/23	452
1,833	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	243
100	Series 1829, Class ZB, 6.500%, 03/15/26	111
180	Series 1863, Class Z, 6.500%, 07/15/26	205
6	Series 1865, Class D, PO, 02/15/24	5
62	Series 1899, Class ZE, 8.000%, 09/15/26	72
55	Series 1963, Class Z, 7.500%, 01/15/27	63
20	Series 1985, Class PR, IO, 8.000%, 07/15/27	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 1987, Class PE, 7.500%, 09/15/27	30
212	Series 2033, Class J, 5.600%, 06/15/23	227
11	Series 2033, Class SN, HB, IF, 28.323%, 03/15/24	4
15	Series 2038, Class PN, IO, 7.000%, 03/15/28	3
142	Series 2040, Class PE, 7.500%, 03/15/28	164
15	Series 2042, Class T, 7.000%, 03/15/28	18
50	Series 2060, Class Z, 6.500%, 05/15/28	57
124	Series 2061, Class DC, IO, 6.500%, 06/15/28	19
11,308	Series 2065, Class PX, IO, 0.750%, 08/17/27	284
327	Series 2075, Class PH, 6.500%, 08/15/28	364
50	Series 2086, Class GB, 6.000%, 09/15/28	57
25	Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
218	Series 2110, Class PG, 6.000%, 01/15/29	248
282	Series 2111, Class SB, IF, IO, 7.328%, 01/15/29	62
75	Series 2125, Class JZ, 6.000%, 02/15/29	83
181	Series 2130, Class QS, 6.000%, 03/15/29	205
34	Series 2132, Class SB, HB, IF, 29.809%, 03/15/29	62
50	Series 2132, Class ZL, 6.500%, 03/15/29	57
8	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
22	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
44	Series 2178, Class PB, 7.000%, 08/15/29	51
73	Series 2201, Class C, 8.000%, 11/15/29	84
271	Series 2209, Class TC, 8.000%, 01/15/30	323
136	Series 2210, Class Z, 8.000%, 01/15/30	158
37	Series 2224, Class CB, 8.000%, 03/15/30	45
26	Series 2247, Class Z, 7.500%, 08/15/30	30
209	Series 2254, Class Z, 9.000%, 09/15/30	250
132	Series 2256, Class MC, 7.250%, 09/15/30	152
187	Series 2259, Class ZM, 7.000%, 10/15/30	215
246	Series 2271, Class PC, 7.250%, 12/15/30	283
115	Series 2283, Class K, 6.500%, 12/15/23	129
59	Series 2296, Class PD, 7.000%, 03/15/31	68
880	Series 2303, Class ZD, 7.000%, 04/15/31	1,015
453	Series 2303, Class ZN, 8.500%, 04/15/29	532
27	Series 2306, Class K, PO, 05/15/24	26
68	Series 2306, Class SE, IF, IO, 8.750%, 05/15/24	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
406	Series 2344, Class ZD, 6.500%, 08/15/31	473
42	Series 2344, Class ZJ, 6.500%, 08/15/31	48
29	Series 2345, Class NE, 6.500%, 08/15/31	33
61	Series 2347, Class VP, 6.500%, 03/15/20	66
29	Series 2353, Class TD, 6.000%, 09/15/16	30
27	Series 2355, Class BP, 6.000%, 09/15/16	27
20	Series 2358, Class PD, 6.000%, 09/15/16	20
46	Series 2359, Class PM, 6.000%, 09/15/16	47
159	Series 2359, Class ZB, 8.500%, 06/15/31	189
47	Series 2360, Class PG, 6.000%, 09/15/16	48
27	Series 2366, Class MD, 6.000%, 10/15/16	28
700	Series 2367, Class ZK, 6.000%, 10/15/31	800
17	Series 2368, Class AS, HB, IF, 20.483%, 10/15/31	27
14	Series 2368, Class TG, 6.000%, 10/15/16	15
34	Series 2372, Class F, VAR, 0.672%, 10/15/31	35
36	Series 2383, Class FD, VAR, 0.672%, 11/15/31	37
55	Series 2388, Class UZ, 8.500%, 06/15/31	64
107	Series 2391, Class QR, 5.500%, 12/15/16	112
14	Series 2394, Class MC, 6.000%, 12/15/16	14
519	Series 2399, Class TH, 6.500%, 01/15/32	582
114	Series 2410, Class OE, 6.375%, 02/15/32	123
113	Series 2410, Class QS, IF, 19.053%, 02/15/32	173
83	Series 2410, Class QX, IF, IO, 8.478%, 02/15/32	24
122	Series 2423, Class MC, 7.000%, 03/15/32	141
152	Series 2423, Class MT, 7.000%, 03/15/32	175
43	Series 2425, Class OB, 6.000%, 03/15/17	45
1,776	Series 2431, Class F, VAR, 0.672%, 03/15/32	1,799
252	Series 2433, Class SA, HB, IF, 20.483%, 02/15/32	400
170	Series 2434, Class TC, 7.000%, 04/15/32	190
284	Series 2436, Class MC, 7.000%, 04/15/32	320
96	Series 2444, Class ES, IF, IO, 7.778%, 03/15/32	25
110	Series 2450, Class GZ, 7.000%, 05/15/32	127
109	Series 2450, Class SW, IF, IO, 7.828%, 03/15/32	29
47	Series 2458, Class QE, 5.500%, 06/15/17	48
233	Series 2462, Class NB, 6.500%, 06/15/22	266
418	Series 2464, Class FE, VAR, 1.172%, 03/15/32	431

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
31	Series 2470, Class SL, IF, 9.000%, 01/15/27	33
23	Series 2474, Class SJ, IF, IO, 7.478%, 07/15/17	1
1,209	Series 2494, Class SX, IF, IO, 6.828%, 02/15/32	248
383	Series 2513, Class ZC, 5.500%, 10/15/32	430
265	Series 2517, Class Z, 5.500%, 10/15/32	287
116	Series 2535, Class BK, 5.500%, 12/15/22	127
155	Series 2549, Class ZG, 5.000%, 01/15/18	160
2,414	Series 2552, Class FP, VAR, 1.172%, 01/15/33	2,477
1,358	Series 2557, Class HL, 5.300%, 01/15/33	1,485
68	Series 2571, Class SK, HB, IF, 33.758%, 09/15/23	121
393	Series 2586, Class WI, IO, 6.500%, 03/15/33	60
69	Series 2611, Class SQ, IF, 12.656%, 05/15/33	74
191	Series 2611, Class UH, 4.500%, 05/15/18	201
245	Series 2626, Class NS, IF, IO, 6.378%, 06/15/23	17
69	Series 2631, Class SA, IF, 14.535%, 06/15/33	92
247	Series 2637, Class SA, IF, IO, 5.928%, 06/15/18	16
568	Series 2641, Class WI, IO, 5.000%, 01/15/33	37
269	Series 2650, Class PO, PO, 12/15/32	265
559	Series 2650, Class SO, PO, 12/15/32	548
126	Series 2671, Class S, IF, 14.443%, 09/15/33	160
1,382	Series 2684, Class PO, PO, 01/15/33	1,380
187	Series 2692, Class SC, IF, 12.943%, 07/15/33	217
76	Series 2694, Class BA, 4.000%, 06/15/31	80
527	Series 2720, Class PC, 5.000%, 12/15/23	582
2,988	Series 2722, Class PF, VAR, 0.772%, 12/15/33	3,027
329	Series 2725, Class SC, IF, 8.819%, 11/15/33	363
382	Series 2744, Class TU, 5.500%, 05/15/32	396
151	Series 2756, Class NA, 5.000%, 02/15/24	162
56	Series 2780, Class JG, 4.500%, 04/15/19	57
247	Series 2802, Class ZY, 6.000%, 05/15/34	264
26	Series 2835, Class BO, PO, 12/15/28	26
154	Series 2835, Class QO, PO, 12/15/32	144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
80	Series 2877, Class KO, PO, 03/15/19	80
938	Series 2934, Class EC, PO, 02/15/20	923
976	Series 2934, Class HI, IO, 5.000%, 02/15/20	77
592	Series 2934, Class KI, IO, 5.000%, 02/15/20	44
195	Series 2945, Class SA, IF, 11.984%, 03/15/20	220
11,486	Series 2949, Class YZ, 5.500%, 03/15/35	12,367
255	Series 2967, Class JI, IO, 5.000%, 04/15/20	20
101	Series 2967, Class S, HB, IF, 32.879%, 04/15/25	162
36	Series 2989, Class PO, PO, 06/15/23	36
234	Series 2990, Class SL, HB, IF, 23.863%, 06/15/34	307
45	Series 2990, Class WP, IF, 16.584%, 06/15/35	53
792	Series 2994, Class FC, VAR, 0.572%, 02/15/33	795
31	Series 2996, Class FD, VAR, 0.422%, 06/15/35	31
190	Series 3022, Class SX, IF, 16.445%, 08/15/25	244
1,800	Series 3035, Class Z, 5.850%, 09/15/35	1,916
17	Series 3054, Class MI, IO, 5.500%, 05/15/34	—	(h)
509	Series 3068, Class QB, 4.500%, 06/15/20	525
519	Series 3077, Class TO, PO, 04/15/35	480
356	Series 3117, Class EO, PO, 02/15/36	336
499	Series 3117, Class OG, PO, 02/15/36	471
358	Series 3117, Class OK, PO, 02/15/36	337
107	Series 3122, Class OH, PO, 03/15/36	101
12	Series 3122, Class ZB, 6.000%, 03/15/36	18
62	Series 3134, Class PO, PO, 03/15/36	60
2,089	Series 3137, Class XP, 6.000%, 04/15/36	2,387
257	Series 3138, Class PO, PO, 04/15/36	241
748	Series 3143, Class BC, 5.500%, 02/15/36	831
62	Series 3149, Class SO, PO, 05/15/36	57
505	Series 3151, Class PO, PO, 05/15/36	471
601	Series 3152, Class MO, PO, 03/15/36	570
341	Series 3153, Class EO, PO, 05/15/36	319
416	Series 3171, Class MO, PO, 06/15/36	392
247	Series 3174, Class PX, 5.000%, 06/15/17	248
263	Series 3179, Class OA, PO, 07/15/36	246
220	Series 3194, Class SA, IF, IO, 6.928%, 07/15/36	42
454	Series 3200, Class PO, PO, 08/15/36	427

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
702	Series 3210, Class PO, PO, 05/15/36	679
393	Series 3219, Class DI, IO, 6.000%, 04/15/36	68
378	Series 3232, Class ST, IF, IO, 6.528%, 10/15/36	59
725	Series 3237, Class AO, PO, 11/15/36	686
354	Series 3253, Class PO, PO, 12/15/21	350
317	Series 3260, Class CS, IF, IO, 5.968%, 01/15/37	45
215	Series 3262, Class SG, IF, IO, 6.228%, 01/15/37	26
173	Series 3274, Class JO, PO, 02/15/37	164
231	Series 3274, Class MO, PO, 02/15/37	222
138	Series 3275, Class FL, VAR, 0.612%, 02/15/37	140
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,841
86	Series 3288, Class GS, IF, 1.100%, 03/15/37	86
773	Series 3290, Class SB, IF, IO, 6.278%, 03/15/37	134
209	Series 3305, Class MB, IF, 2.652%, 07/15/34	215
196	Series 3316, Class JO, PO, 05/15/37	186
149	Series 3371, Class FA, VAR, 0.772%, 09/15/37	151
416	Series 3373, Class TO, PO, 04/15/37	391
724	Series 3385, Class SN, IF, IO, 5.828%, 11/15/37	101
641	Series 3387, Class SA, IF, IO, 6.248%, 11/15/37	69
373	Series 3393, Class JO, PO, 09/15/32	339
869	Series 3404, Class SC, IF, IO, 5.828%, 01/15/38	117
2,941	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	27
341	Series 3422, Class LI, IO, 5.000%, 02/15/23	22
389	Series 3451, Class SA, IF, IO, 5.878%, 05/15/38	57
575	Series 3461, Class LZ, 6.000%, 06/15/38	634
1,218	Series 3481, Class SJ, IF, IO, 5.678%, 08/15/38	123
657	Series 3505, Class SA, IF, IO, 5.828%, 01/15/39	96
487	Series 3511, Class IO, IO, 5.000%, 12/15/21	32
334	Series 3511, Class SA, IF, IO, 5.828%, 02/15/39	51

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
88	Series 3515, Class PI, IO, 5.500%, 07/15/37	1
975	Series 3531, Class SA, IF, IO, 6.128%, 05/15/39	109
1,603	Series 3537, Class MI, IO, 5.000%, 06/15/38	208
164	Series 3546, Class A, VAR, 1.938%, 02/15/39	166
410	Series 3549, Class FA, VAR, 1.372%, 07/15/39	419
1,475	Series 3572, Class JS, IF, IO, 6.628%, 09/15/39	268
531	Series 3604, Class PO, PO, 05/15/36	509
580	Series 3607, Class AO, PO, 04/15/36	547
580	Series 3607, Class BO, PO, 04/15/36	547
76	Series 3607, Class EO, PO, 02/15/33	76
1,124	Series 3607, Class PO, PO, 05/15/37	1,049
668	Series 3611, Class PO, PO, 07/15/34	627
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,822
623	Series 3621, Class BO, PO, 01/15/40	587
783	Series 3621, Class PO, PO, 01/15/40	728
794	Series 3623, Class LO, PO, 01/15/40	752
1,343	Series 3632, Class BS, IF, 16.927%, 02/15/40	1,840
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,593
674	Series 3688, Class CU, VAR, 6.684%, 11/15/21	714
3,547	Series 3688, Class NI, IO, 5.000%, 04/15/32	265
3,273	Series 3704, Class DT, 7.500%, 11/15/36	3,757
2,559	Series 3704, Class ET, 7.500%, 12/15/36	3,076
4,829	Series 3714, Class IP, IO, 5.000%, 08/15/40	566
2,928	Series 3739, Class LI, IO, 4.000%, 03/15/34	124
2,747	Series 3740, Class SC, IF, IO, 5.828%, 10/15/40	464
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,647
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,596
3,345	Series 3759, Class HI, IO, 4.000%, 08/15/37	285
1,990	Series 3760, Class GI, IO, 4.000%, 10/15/37	164
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,796
353	Series 3789, Class EZ, 4.000%, 11/15/40	350
2,825	Series 3795, Class EI, IO, 5.000%, 10/15/39	353
417	Series 3852, Class QN, IF, 5.500%, 05/15/41	443

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
674	Series 3852, Class TP, IF, 5.500%, 05/15/41	726
2,412	Series 3860, Class PZ, 5.000%, 05/15/41	2,947
704	Series 3895, Class WA, VAR, 5.710%, 10/15/38	788
3,293	Series 3966, Class BF, VAR, 0.672%, 10/15/40	3,309
4,850	Series 3966, Class NA, 4.000%, 12/15/41	5,238
3,206	Series 3998, Class GF, VAR, 0.622%, 05/15/36	3,217
1,000	Series 4015, Class MY, 3.500%, 03/15/42	1,068
4,986	Series 4048, Class FJ, VAR, 0.570%, 07/15/37	4,983
1,000	Series 4177, Class MQ, 2.500%, 03/15/43	939
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
6	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,367	Series 191, Class IO, IO, 8.000%, 01/01/28	322
622	Series 197, Class PO, PO, 04/01/28	579
844	Series 233, Class 11, IO, 5.000%, 09/15/35	109
480	Series 233, Class 12, IO, 5.000%, 09/15/35	62
1,146	Series 233, Class 13, IO, 5.000%, 09/15/35	148
1,757	Series 239, Class S30, IF, IO, 7.528%, 08/15/36	315
384	Series 243, Class 16, IO, 4.500%, 11/15/20	24
630	Series 243, Class 17, IO, 4.500%, 12/15/20	40
29,785	Series 262, Class 35, 3.500%, 07/15/42	31,158
1,783	Series 299, Class 300, 3.000%, 01/15/43	1,798
3,349	Series 310, Class PO, PO, 09/15/43	2,668
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
315	Series T-41, Class 3A, VAR, 6.624%, 07/25/32	362
1,201	Series T-42, Class A5, 7.500%, 02/25/42	1,400
72	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	83
82	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	98
1,879	Series T-54, Class 2A, 6.500%, 02/25/43	2,209
936	Series T-54, Class 3A, 7.000%, 02/25/43	1,150
1,720	Series T-56, Class A5, 5.231%, 05/25/43	1,917
164	Series T-58, Class APO, PO, 09/25/43	134
154	Series T-59, Class 1AP, PO, 10/25/43	125
2,316	Series T-62, Class 1A1, VAR, 1.314%, 10/25/44	2,360

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,649	Series T-76, Class 2A, VAR, 1.314%, 10/25/37	4,515
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.320%, 02/25/23	2,729
	Federal National Mortgage Association - ACES,
3,922	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,327
5,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,519
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,841
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,279
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,431
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,478
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,985
2,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,044
2,500	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,687
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,713
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	3,028
	Federal National Mortgage Association Grantor Trust,
30	Series 2001-T10, Class PO, PO, 12/25/41	28
564	Series 2001-T12, Class A2, 7.500%, 08/25/41	661
774	Series 2001-T7, Class A1, 7.500%, 02/25/41	912
243	Series 2002-T16, Class A2, 7.000%, 07/25/42	289
484	Series 2002-T19, Class A2, 7.000%, 07/25/42	556
304	Series 2002-T4, Class A2, 7.000%, 12/25/41	350
792	Series 2002-T4, Class A3, 7.500%, 12/25/41	899
628	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	716
469	Series 2004-T3, Class PT1, VAR, 8.957%, 01/25/44	557
	Federal National Mortgage Association REMIC,
24	Series 1988-7, Class Z, 9.250%, 04/25/18	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1		Series 1988-11, Class D, PO, 05/25/18	1
107		Series 1988-21, Class G, 9.500%, 08/25/18	116
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
1		Series 1989-21, Class G, 10.450%, 04/25/19	1
6		Series 1989-27, Class Y, 6.900%, 06/25/19	6
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
3		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
19		Series 1990-102, Class J, 6.500%, 08/25/20	20
2		Series 1990-134, Class SC, HB, IF, 21.344%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
79		Series 1991-44, Class G, 8.500%, 05/25/21	87
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
5		Series 1992-101, Class J, 7.500%, 06/25/22	6
105		Series 1993-25, Class J, 7.500%, 03/25/23	118
55		Series 1993-27, Class S, IF, 9.495%, 02/25/23	65
21		Series 1993-31, Class K, 7.500%, 03/25/23	24
238		Series 1993-54, Class Z, 7.000%, 04/25/23	266
13		Series 1993-62, Class SA, IF, 18.919%, 04/25/23	18
12		Series 1993-97, Class FA, VAR, 1.421%, 05/25/23	13
1		Series 1993-108, Class D, PO, 02/25/23	1
30		Series 1993-162, Class F, VAR, 1.121%, 08/25/23	30
5		Series 1993-165, Class SD, IF, 13.389%, 09/25/23	6
48		Series 1993-179, Class SB, HB, IF, 26.723%, 10/25/23	79
9		Series 1993-228, Class G, PO, 09/25/23	9
8		Series 1993-230, Class FA, VAR, 0.771%, 12/25/23	8
31		Series 1993-250, Class Z, 7.000%, 12/25/23	31

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
653	Series 1994-26, Class J, PO, 01/25/24	622
70	Series 1994-37, Class L, 6.500%, 03/25/24	80
22	Series 1995-2, Class Z, 8.500%, 01/25/25	25
155	Series 1996-14, Class SE, IF, IO, 8.900%, 08/25/23	36
6	Series 1996-59, Class J, 6.500%, 08/25/22	7
48	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
16	Series 1997-24, Class Z, 8.000%, 04/18/27	18
12	Series 1997-27, Class J, 7.500%, 04/18/27	13
330	Series 1997-46, Class Z, 7.500%, 06/17/27	376
12	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
757	Series 1998-30, Class ZA, 6.500%, 05/20/28	847
7	Series 1998-36, Class J, 6.000%, 07/18/28	7
139	Series 1998-36, Class ZB, 6.000%, 07/18/28	158
93	Series 1998-43, Class SA, IF, IO, 18.450%, 04/25/23	28
71	Series 1999-57, Class Z, 7.500%, 12/25/19	78
87	Series 1999-62, Class PB, 7.500%, 12/18/29	100
291	Series 2000-18, Class EC, PO, 10/25/23	278
13	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
675	Series 2001-4, Class ZA, 6.500%, 03/25/31	781
59	Series 2001-7, Class PF, 7.000%, 03/25/31	68
84	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	14
125	Series 2001-36, Class DE, 7.000%, 08/25/31	143
320	Series 2001-38, Class FB, VAR, 0.671%, 08/25/31	324
59	Series 2001-44, Class PD, 7.000%, 09/25/31	67
116	Series 2001-44, Class PU, 7.000%, 09/25/31	134
165	Series 2001-49, Class LZ, 8.500%, 07/25/31	193
11	Series 2001-52, Class XN, 6.500%, 11/25/15	12
532	Series 2001-53, Class FX, VAR, 0.521%, 10/25/31	537
333	Series 2001-61, Class Z, 7.000%, 11/25/31	377
47	Series 2001-72, Class SX, IF, 17.068%, 12/25/31	60

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 2001-74, Class MB, 6.000%, 12/25/16	27
47	Series 2002-1, Class SA, HB, IF, 24.632%, 02/25/32	79
69	Series 2002-1, Class UD, HB, IF, 23.902%, 12/25/23	106
248	Series 2002-7, Class FD, VAR, 0.871%, 04/25/29	253
22	Series 2002-9, Class ST, IF, 18.910%, 03/25/17	26
473	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	26
27	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	35
43	Series 2002-19, Class PE, 6.000%, 04/25/17	44
633	Series 2002-30, Class Z, 6.000%, 05/25/32	723
37	Series 2002-37, Class Z, 6.500%, 06/25/32	42
1,310	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,439
833	Series 2002-60, Class FA, VAR, 0.921%, 02/25/31	852
833	Series 2002-60, Class FB, VAR, 0.921%, 02/25/31	852
193	Series 2002-62, Class ZE, 5.500%, 11/25/17	204
76	Series 2002-63, Class KC, 5.000%, 10/25/17	79
79	Series 2002-63, Class LB, 5.500%, 10/25/17	84
102	Series 2002-77, Class S, IF, 14.170%, 12/25/32	133
1,668	Series 2003-2, Class F, VAR, 0.921%, 02/25/33	1,704
419	Series 2003-7, Class A1, 6.500%, 12/25/42	475
1,064	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	157
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,092
496	Series 2003-26, Class XS, IF, IO, 6.879%, 03/25/23	45
1,388	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	221
60	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	13
1,609	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	285
37	Series 2003-52, Class SX, HB, IF, 22.437%, 10/25/31	56

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
85	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	—	(h)
649	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	118
38	Series 2003-74, Class SH, IF, 9.862%, 08/25/33	43
281	Series 2003-76, Class SH, IF, 13.858%, 09/25/31	302
395	Series 2003-80, Class SY, IF, IO, 7.479%, 06/25/23	28
628	Series 2003-86, Class ZA, 5.500%, 09/25/33	709
107	Series 2003-91, Class SD, IF, 12.215%, 09/25/33	127
3,542	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,837
39	Series 2003-106, Class PO, PO, 08/25/17	39
706	Series 2003-116, Class SB, IF, IO, 7.429%, 11/25/33	177
94	Series 2003-130, Class SX, IF, 11.264%, 01/25/34	112
109	Series 2003-131, Class SK, IF, 15.858%, 01/25/34	141
101	Series 2003-132, Class OA, PO, 08/25/33	96
242	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	37
629	Series 2004-4, Class QI, IF, IO, 6.929%, 06/25/33	69
157	Series 2004-4, Class QM, IF, 13.858%, 06/25/33	183
324	Series 2004-10, Class SC, HB, IF, 27.916%, 02/25/34	413
803	Series 2004-17, Class H, 5.500%, 04/25/34	890
402	Series 2004-25, Class SA, IF, 19.055%, 04/25/34	577
1,283	Series 2004-28, Class PF, VAR, 0.571%, 03/25/34	1,291
440	Series 2004-36, Class SA, IF, 19.055%, 05/25/34	594
99	Series 2004-36, Class SN, IF, 13.858%, 07/25/33	112
514	Series 2004-46, Class EP, PO, 03/25/34	492
212	Series 2004-46, Class QB, HB, IF, 23.316%, 05/25/34	310
157	Series 2004-46, Class SK, IF, 16.030%, 05/25/34	197
5,387	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,884

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
63	Series 2004-51, Class SY, IF, 13.898%, 07/25/34	82
444	Series 2004-53, Class NC, 5.500%, 07/25/24	498
216	Series 2004-59, Class BG, PO, 12/25/32	201
3,157	Series 2004-61, Class FH, VAR, 0.971%, 11/25/32	3,237
126	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	154
575	Series 2004-87, Class F, VAR, 0.921%, 01/25/34	585
1,342	Series 2005-7, Class LO, PO, 02/25/35	1,217
255	Series 2005-13, Class FL, VAR, 0.571%, 03/25/35	256
158	Series 2005-15, Class MO, PO, 03/25/35	148
65	Series 2005-52, Class PA, 6.500%, 06/25/35	69
924	Series 2005-56, Class S, IF, IO, 6.539%, 07/25/35	177
277	Series 2005-66, Class SG, IF, 16.948%, 07/25/35	391
1,521	Series 2005-66, Class SV, IF, IO, 6.579%, 07/25/35	229
685	Series 2005-67, Class HG, 5.500%, 01/25/35	741
989	Series 2005-68, Class PG, 5.500%, 08/25/35	1,095
231	Series 2005-73, Class PS, IF, 16.273%, 08/25/35	307
843	Series 2005-74, Class SK, IF, 19.660%, 05/25/35	1,142
685	Series 2005-84, Class XM, 5.750%, 10/25/35	743
238	Series 2005-90, Class AO, PO, 10/25/35	228
922	Series 2005-90, Class ES, IF, 16.448%, 10/25/35	1,162
496	Series 2005-90, Class PO, PO, 09/25/35	475
524	Series 2005-103, Class SC, IF, 10.957%, 07/25/35	631
645	Series 2005-106, Class US, HB, IF, 23.940%, 11/25/35	966
209	Series 2005-116, Class PB, 6.000%, 04/25/34	216
4,369	Series 2006-8, Class WN, IF, IO, 6.529%, 03/25/36	827
1,191	Series 2006-8, Class WQ, PO, 03/25/36	1,129
121	Series 2006-15, Class OT, PO, 01/25/36	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,100	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,199
292	Series 2006-23, Class KO, PO, 04/25/36	276
774	Series 2006-27, Class OH, PO, 04/25/36	734
571	Series 2006-44, Class GO, PO, 06/25/36	535
1,379	Series 2006-44, Class P, PO, 12/25/33	1,293
321	Series 2006-50, Class JO, PO, 06/25/36	300
476	Series 2006-50, Class PS, PO, 06/25/36	444
872	Series 2006-53, Class US, IF, IO, 6.409%, 06/25/36	127
1,064	Series 2006-56, Class FT, VAR, 0.921%, 07/25/36	1,079
213	Series 2006-58, Class AP, PO, 07/25/36	201
598	Series 2006-58, Class PO, PO, 07/25/36	574
451	Series 2006-59, Class QO, PO, 01/25/33	446
314	Series 2006-60, Class DO, PO, 04/25/35	306
818	Series 2006-63, Class ZH, 6.500%, 07/25/36	961
230	Series 2006-65, Class QO, PO, 07/25/36	216
413	Series 2006-72, Class GO, PO, 08/25/36	383
238	Series 2006-72, Class HO, PO, 08/25/26	227
308	Series 2006-72, Class TO, PO, 08/25/36	292
2,909	Series 2006-77, Class PC, 6.500%, 08/25/36	3,313
738	Series 2006-78, Class BZ, 6.500%, 08/25/36	843
388	Series 2006-79, Class DO, PO, 08/25/36	361
441	Series 2006-86, Class OB, PO, 09/25/36	415
482	Series 2006-90, Class AO, PO, 09/25/36	452
2,537	Series 2006-94, Class GI, IF, IO, 6.479%, 10/25/26	364
106	Series 2006-94, Class GK, HB, IF, 32.395%, 10/25/26	175
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,315
325	Series 2006-110, Class PO, PO, 11/25/36	305
153	Series 2006-111, Class EO, PO, 11/25/36	143
429	Series 2006-113, Class PO, PO, 07/25/36	416
546	Series 2006-115, Class OK, PO, 12/25/36	525
684	Series 2006-117, Class GS, IF, IO, 6.479%, 12/25/36	140
374	Series 2006-118, Class A2, VAR, 0.236%, 12/25/36	374
208	Series 2006-119, Class PO, PO, 12/25/36	195
915	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	165

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
777	Series 2006-120, Class PF, VAR, 0.421%, 12/25/36	778
906	Series 2006-126, Class AO, PO, 01/25/37	856
956	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	202
33	Series 2007-1, Class SD, HB, IF, 37.974%, 02/25/37	43
254	Series 2007-7, Class SG, IF, IO, 6.329%, 08/25/36	54
1,614	Series 2007-14, Class ES, IF, IO, 6.269%, 03/25/37	250
344	Series 2007-14, Class OP, PO, 03/25/37	326
174	Series 2007-15, Class NO, PO, 03/25/22	170
384	Series 2007-16, Class FC, VAR, 0.921%, 03/25/37	388
2,038	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,240
364	Series 2007-22, Class SC, IF, IO, 5.909%, 03/25/37	56
114	Series 2007-39, Class EF, VAR, 0.421%, 05/25/37	115
561	Series 2007-54, Class FA, VAR, 0.571%, 06/25/37	565
1,599	Series 2007-54, Class WI, IF, IO, 5.929%, 06/25/37	190
969	Series 2007-60, Class AX, IF, IO, 6.979%, 07/25/37	143
521	Series 2007-64, Class FB, VAR, 0.541%, 07/25/37	522
1,202	Series 2007-65, Class KI, IF, IO, 6.449%, 07/25/37	184
3,086	Series 2007-72, Class EK, IF, IO, 6.229%, 07/25/37	478
2,462	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,744
442	Series 2007-78, Class CB, 6.000%, 08/25/37	493
107	Series 2007-79, Class SB, HB, IF, 23.390%, 08/25/37	153
434	Series 2007-88, Class VI, IF, IO, 6.369%, 09/25/37	75
1,347	Series 2007-91, Class ES, IF, IO, 6.289%, 10/25/37	214
1,402	Series 2007-100, Class SM, IF, IO, 6.279%, 10/25/37	168
2,056	Series 2007-101, Class A2, VAR, 0.421%, 06/27/36	2,054
280	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	310

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,554	Series 2007-112, Class SA, IF, IO, 6.279%, 12/25/37	427
8,000	Series 2007-114, Class A6, VAR, 0.371%, 10/27/37	7,892
2,904	Series 2007-116, Class HI, IO, VAR, 1.489%, 01/25/38	202
20	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
1,155	Series 2008-1, Class BI, IF, IO, 5.739%, 02/25/38	135
476	Series 2008-10, Class XI, IF, IO, 6.059%, 03/25/38	60
27	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	—	(h)
692	Series 2008-16, Class IS, IF, IO, 6.029%, 03/25/38	105
543	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	33
866	Series 2008-20, Class SA, IF, IO, 6.819%, 03/25/38	125
291	Series 2008-27, Class SN, IF, IO, 6.729%, 04/25/38	36
292	Series 2008-32, Class SA, IF, IO, 6.679%, 04/25/38	42
903	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	7
390	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	7
77	Series 2008-44, Class PO, PO, 05/25/38	73
744	Series 2008-47, Class SI, IF, IO, 6.329%, 06/25/23	78
397	Series 2008-53, Class CI, IF, IO, 7.029%, 07/25/38	64
471	Series 2008-76, Class GF, VAR, 0.821%, 09/25/23	474
128	Series 2008-80, Class GP, 6.250%, 09/25/38	144
945	Series 2008-80, Class SA, IF, IO, 5.679%, 09/25/38	109
423	Series 2008-81, Class SB, IF, IO, 5.679%, 09/25/38	56
191	Series 2009-4, Class BD, 4.500%, 02/25/39	204
404	Series 2009-6, Class GS, IF, IO, 6.379%, 02/25/39	77
929	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	81
624	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	37

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,057	Series 2009-17, Class QS, IF, IO, 6.479%, 03/25/39	147
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	448
218	Series 2009-47, Class MT, 7.000%, 07/25/39	254
1,115	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	149
772	Series 2009-62, Class HJ, 6.000%, 05/25/39	858
141	Series 2009-63, Class P, 5.000%, 03/25/37	154
359	Series 2009-69, Class PO, PO, 09/25/39	338
133	Series 2009-79, Class UA, 7.000%, 03/25/38	151
711	Series 2009-84, Class WS, IF, IO, 5.729%, 10/25/39	81
791	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	154
1,490	Series 2009-86, Class OT, PO, 10/25/37	1,386
784	Series 2009-92, Class AD, 6.000%, 11/25/39	877
524	Series 2009-99, Class SC, IF, IO, 6.009%, 12/25/39	65
988	Series 2009-99, Class WA, VAR, 6.300%, 12/25/39	1,114
3,377	Series 2009-103, Class MB, VAR, 2.316%, 12/25/39	3,503
973	Series 2009-112, Class ST, IF, IO, 6.079%, 01/25/40	141
886	Series 2009-113, Class FB, VAR, 0.721%, 01/25/40	898
707	Series 2009-113, Class LB, VAR, 23.004%, 01/25/40	968
2,867	Series 2010-1, Class WA, VAR, 6.188%, 02/25/40	3,108
1,874	Series 2010-16, Class WA, VAR, 6.441%, 03/25/40	2,103
3,803	Series 2010-16, Class WB, VAR, 6.235%, 03/25/40	4,392
951	Series 2010-23, Class KS, IF, IO, 6.929%, 02/25/40	121
1,078	Series 2010-35, Class SB, IF, IO, 6.249%, 04/25/40	174
469	Series 2010-39, Class OT, PO, 10/25/35	438
1,122	Series 2010-40, Class FJ, VAR, 0.771%, 04/25/40	1,129
484	Series 2010-42, Class S, IF, IO, 6.229%, 05/25/40	81

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,586	Series 2010-43, Class FD, VAR, 0.771%, 05/25/40	1,606
1,306	Series 2010-49, Class SC, IF, 12.318%, 03/25/40	1,503
888	Series 2010-61, Class WA, VAR, 5.962%, 06/25/40	980
4,468	Series 2010-68, Class SA, IF, IO, 4.829%, 07/25/40	618
1,085	Series 2010-103, Class ME, 4.000%, 09/25/40	1,156
2,464	Series 2010-103, Class SB, IF, IO, 5.929%, 11/25/49	296
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,287
494	Series 2010-123, Class FL, VAR, 0.601%, 11/25/40	497
4,352	Series 2010-125, Class SA, IF, IO, 4.269%, 11/25/40	373
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,111
5,768	Series 2010-147, Class SA, IF, IO, 6.359%, 01/25/41	1,297
1,153	Series 2010-148, Class MA, 4.000%, 02/25/39	1,207
685	Series 2011-2, Class WA, VAR, 5.823%, 02/25/51	752
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	1,984
8,431	Series 2011-21, Class CV, 4.500%, 09/25/26	8,805
3,430	Series 2011-30, Class LS, IO, VAR, 1.819%, 04/25/41	263
3,735	Series 2011-39, Class ZA, 6.000%, 11/25/32	4,176
945	Series 2011-43, Class WA, VAR, 5.852%, 05/25/51	1,034
3,103	Series 2011-47, Class ZA, 5.500%, 07/25/38	3,336
2,864	Series 2011-56, Class VA, 5.000%, 09/25/40	3,026
2,059	Series 2011-58, Class WA, VAR, 5.422%, 07/25/51	2,285
547	Series 2011-75, Class FA, VAR, 0.721%, 08/25/41	555
3,079	Series 2011-118, Class LB, 7.000%, 11/25/41	3,547
5,719	Series 2011-118, Class MT, 7.000%, 11/25/41	6,579

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Agency CMO — continued
5,790		Series 2011-118, Class NT, 7.000%, 11/25/41	6,772
3,205		Series 2012-21, Class WA, VAR, 5.607%, 03/25/52	3,586
3,342		Series 2012-58, Class FA, VAR, 0.671%, 03/25/39	3,360
2,563		Series 2012-99, 2.500%, 09/25/42	2,223
1,401		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,347
6,933		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,179
3,694		Series 2013-92, Class PO, PO, 09/25/43	2,994
3,701		Series 2013-101, Class DO, PO, 10/25/43	2,962
928		Series 2014-44, Class B, 2.500%, 08/25/34	881
47		Series G92-7, Class JQ, 8.500%, 01/25/22	53
7		Series G92-12, Class B, 7.700%, 02/25/22	7
9		Series G92-14, Class Z, 7.000%, 02/25/22	10
—	(h)	Series G92-27, Class SQ, HB, IF, 11,837.806%, 05/25/22	5
11		Series G92-42, Class Z, 7.000%, 07/25/22	12
145		Series G92-44, Class ZQ, 8.000%, 07/25/22	154
48		Series G92-54, Class ZQ, 7.500%, 09/25/22	53
104		Series G92-61, Class Z, 7.000%, 10/25/22	118
10		Series G92-62, Class B, PO, 10/25/22	9
67		Series G93-1, Class KA, 7.900%, 01/25/23	76
45		Series G93-17, Class SI, IF, 6.000%, 04/25/23	50
368		Series G94-7, Class PJ, 7.500%, 05/17/24	422
69		Series G97-2, Class ZA, 8.500%, 02/17/27	84
		Federal National Mortgage Association REMIC Trust,
1,125		Series 2001-W3, Class A, VAR, 6.917%, 09/25/41	1,287
4,473		Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	83
388		Series 2003-W1, Class 1A1, VAR, 5.840%, 12/25/42	435
236		Series 2003-W1, Class 2A, VAR, 6.529%, 12/25/42	275
55		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	55
64		Series 2003-W4, Class 2A, VAR, 6.371%, 10/25/42	74
864		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,016
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,505
434		Series 2006-W3, Class 1AF1, VAR, 0.411%, 10/25/46	434

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
513	Series 2006-W3, Class 2A, 6.000%, 09/25/46	576
1,022	Series 2007-W2, Class 1A1, VAR, 0.491%, 03/25/37	1,023
528	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	587
80	Series 2007-W7, Class 1A4, HB, IF, 38.154%, 07/25/37	130
3,196	Series 2009-W1, Class A, 6.000%, 12/25/49	3,661
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
2	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
242	Series 213, Class 2, IO, 8.000%, 03/25/23	58
8	Series 265, Class 2, 9.000%, 03/25/24	10
16	Series 285, Class 1, PO, 02/25/27	15
403	Series 293, Class 1, PO, 12/25/24	386
358	Series 300, Class 1, PO, 09/25/24	343
375	Series 331, Class 13, IO, 7.000%, 11/25/32	82
469	Series 339, Class 18, IO, 4.500%, 07/25/18	25
464	Series 339, Class 21, IO, 4.500%, 08/25/18	25
438	Series 339, Class 28, IO, 5.500%, 08/25/18	26
894	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	55
210	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	43
480	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	96
611	Series 356, Class 3, IO, 5.000%, 01/25/35	123
989	Series 356, Class 39, IO, 5.000%, 01/25/20	78
845	Series 365, Class 8, IO, 5.500%, 05/25/36	196
137	Series 368, Class 3, IO, 4.500%, 11/25/20	8
307	Series 374, Class 5, IO, 5.500%, 08/25/36	61
767	Series 383, Class 32, IO, 6.000%, 01/25/38	156
129	Series 393, Class 6, IO, 5.500%, 04/25/37	24
3,000	Series 412, Class F2, VAR, 0.671%, 08/25/42	3,026
	Federal National Mortgage Association Trust,
403	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	466
376	Series 2003-W8, Class 2A, 7.000%, 10/25/42	434
378	Series 2003-W8, Class 3F1, VAR, 0.571%, 05/25/42	380
572	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
577	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	663
1,170	Series 2005-W3, Class 2AF, VAR, 0.391%, 03/25/45	1,173
456	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	521
2,532	Series 2005-W4, Class 3A, VAR, 2.236%, 06/25/45	2,610
655	Series 2006-W2, Class 1AF1, VAR, 0.391%, 02/25/46	653
	Government National Mortgage Association,
679	Series 1994-7, Class PQ, 6.500%, 10/16/24	773
227	Series 1999-4, Class ZB, 6.000%, 02/20/29	255
7	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	8
237	Series 2000-7, Class ST, HB, IF, 38.646%, 01/16/30	415
106	Series 2000-9, Class Z, 8.000%, 06/20/30	126
532	Series 2000-9, Class ZJ, 8.500%, 02/16/30	631
394	Series 2000-10, Class ZP, 7.500%, 02/16/30	452
221	Series 2000-12, Class ST, HB, IF, 38.646%, 02/16/30	391
484	Series 2000-21, Class Z, 9.000%, 03/16/30	592
35	Series 2000-36, Class HC, 7.330%, 11/20/30	40
12	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
784	Series 2001-21, Class PE, 6.500%, 05/16/31	899
137	Series 2001-31, Class SJ, HB, IF, 27.393%, 02/20/31	264
98	Series 2001-35, Class SA, IF, IO, 8.078%, 08/16/31	30
99	Series 2001-36, Class S, IF, IO, 7.878%, 08/16/31	30
75	Series 2001-53, Class SR, IF, IO, 7.977%, 10/20/31	2
32	Series 2001-55, Class SF, HB, IF, 25.664%, 11/20/31	59
441	Series 2002-4, Class TD, 7.000%, 01/20/32	496
413	Series 2002-24, Class AG, IF, IO, 7.778%, 04/16/32	96
108	Series 2002-24, Class SB, IF, 11.667%, 04/16/32	143
327	Series 2002-24, Class Z, 8.500%, 04/16/32	374
738	Series 2002-31, Class SE, IF, IO, 7.328%, 04/16/30	148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
28	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	34
237	Series 2002-40, Class UK, 6.500%, 06/20/32	280
72	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	92
141	Series 2002-45, Class QE, 6.500%, 06/20/32	168
169	Series 2002-47, Class PG, 6.500%, 07/16/32	194
99	Series 2002-70, Class PS, IF, IO, 7.527%, 08/20/32	7
835	Series 2003-11, Class SK, IF, IO, 7.528%, 02/16/33	182
1,246	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	16
20	Series 2003-24, Class PO, PO, 03/16/33	18
693	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	141
491	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	21
2,139	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,410
51	Series 2003-90, Class PO, PO, 10/20/33	46
701	Series 2003-112, Class SA, IF, IO, 6.378%, 12/16/33	142
1,381	Series 2003-112, Class TS, IF, IO, 6.777%, 10/20/32	62
1,894	Series 2004-11, Class SW, IF, IO, 5.327%, 02/20/34	254
11	Series 2004-15, Class SA, IF, 19.185%, 12/20/32	12
165	Series 2004-28, Class S, IF, 19.190%, 04/16/34	239
261	Series 2004-46, Class AO, PO, 06/20/34	244
1,447	Series 2004-59, Class SG, IF, IO, 6.327%, 07/20/34	220
73	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	81
141	Series 2004-73, Class AE, IF, 14.500%, 08/17/34	167
2,344	Series 2004-73, Class JL, IF, IO, 6.378%, 09/16/34	458
119	Series 2004-85, Class PO, PO, 01/17/33	119
878	Series 2004-90, Class SI, IF, IO, 5.927%, 10/20/34	131
679	Series 2005-3, Class SB, IF, IO, 5.927%, 01/20/35	102

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,428	Series 2005-17, Class SL, IF, IO, 6.527%, 07/20/34	221
241	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	263
667	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	48
145	Series 2005-35, Class FL, VAR, 0.524%, 03/20/32	146
2,895	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	453
377	Series 2005-68, Class DP, IF, 16.019%, 06/17/35	510
1,759	Series 2005-68, Class KI, IF, IO, 6.127%, 09/20/35	296
430	Series 2005-69, Class SY, IF, IO, 6.577%, 11/20/33	66
1,677	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,891
710	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	138
311	Series 2006-16, Class OP, PO, 03/20/36	298
211	Series 2006-22, Class AO, PO, 05/20/36	199
193	Series 2006-34, Class PO, PO, 07/20/36	181
255	Series 2006-38, Class SG, IF, IO, 6.477%, 09/20/33	3
721	Series 2006-38, Class SW, IF, IO, 6.327%, 06/20/36	80
278	Series 2006-59, Class SD, IF, IO, 6.527%, 10/20/36	49
925	Series 2007-9, Class DI, IF, IO, 6.337%, 03/20/37	128
1,612	Series 2007-17, Class JI, IF, IO, 6.638%, 04/16/37	317
222	Series 2007-17, Class JO, PO, 04/16/37	212
142	Series 2007-25, Class FN, VAR, 0.472%, 05/16/37	142
922	Series 2007-26, Class SC, IF, IO, 6.027%, 05/20/37	109
2,423	Series 2007-26, Class SW, IF, IO, 6.027%, 05/20/37	310
182	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	6
46	Series 2007-28, Class BO, PO, 05/20/37	44
837	Series 2007-31, Class AO, PO, 05/16/37	787
48	Series 2007-36, Class HO, PO, 06/16/37	45
962	Series 2007-36, Class SE, IF, IO, 6.298%, 06/16/37	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,356	Series 2007-36, Class SG, IF, IO, 6.297%, 06/20/37	183
883	Series 2007-40, Class SD, IF, IO, 6.577%, 07/20/37	128
891	Series 2007-42, Class SB, IF, IO, 6.577%, 07/20/37	137
359	Series 2007-45, Class QA, IF, IO, 6.467%, 07/20/37	52
668	Series 2007-50, Class AI, IF, IO, 6.602%, 08/20/37	96
134	Series 2007-53, Class SW, IF, 19.685%, 09/20/37	183
1,000	Series 2007-57, Class PO, PO, 03/20/37	963
757	Series 2007-57, Class QA, IF, IO, 6.327%, 10/20/37	118
692	Series 2007-71, Class SB, IF, IO, 6.527%, 07/20/36	39
1,971	Series 2007-74, Class SL, IF, IO, 6.368%, 11/16/37	266
695	Series 2007-76, Class SA, IF, IO, 6.357%, 11/20/37	105
1,062	Series 2007-79, Class SY, IF, IO, 6.377%, 12/20/37	152
372	Series 2007-81, Class SP, IF, IO, 6.477%, 12/20/37	54
292	Series 2007-82, Class SA, IF, IO, 6.357%, 12/20/37	42
139	Series 2008-1, Class PO, PO, 01/20/38	132
517	Series 2008-2, Class MS, IF, IO, 6.988%, 01/16/38	97
387	Series 2008-10, Class S, IF, IO, 5.657%, 02/20/38	48
1,616	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	307
291	Series 2008-20, Class PO, PO, 09/20/37	279
20	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
806	Series 2008-25, Class SB, IF, IO, 6.727%, 03/20/38	123
287	Series 2008-29, Class PO, PO, 02/17/33	277
895	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	94
334	Series 2008-33, Class XS, IF, IO, 7.528%, 04/16/38	71
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,630
873	Series 2008-36, Class SH, IF, IO, 6.127%, 04/20/38	149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,866	Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	523
840	Series 2008-41, Class SA, IF, IO, 6.167%, 05/20/38	109
476	Series 2008-55, Class SA, IF, IO, 6.027%, 06/20/38	58
296	Series 2008-60, Class PO, PO, 01/20/38	294
2,642	Series 2008-62, Class SA, IF, IO, 5.977%, 07/20/38	404
1,279	Series 2008-64, Class ED, 6.500%, 04/20/28	1,448
194	Series 2008-71, Class SC, IF, IO, 5.827%, 08/20/38	23
691	Series 2008-93, Class AS, IF, IO, 5.527%, 12/20/38	93
1,872	Series 2008-95, Class DS, IF, IO, 7.127%, 12/20/38	292
520	Series 2008-96, Class SL, IF, IO, 5.827%, 12/20/38	63
735	Series 2009-6, Class SA, IF, IO, 5.928%, 02/16/39	94
1,104	Series 2009-10, Class SA, IF, IO, 5.777%, 02/20/39	125
852	Series 2009-10, Class SL, IF, IO, 6.328%, 03/16/34	51
3,529	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	520
645	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	109
726	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	134
578	Series 2009-24, Class DS, IF, IO, 6.127%, 03/20/39	37
456	Series 2009-25, Class SE, IF, IO, 7.427%, 09/20/38	75
274	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	39
597	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	94
1,409	Series 2009-42, Class SC, IF, IO, 5.907%, 06/20/39	164
717	Series 2009-43, Class SA, IF, IO, 5.777%, 06/20/39	94
1,362	Series 2009-64, Class SN, IF, IO, 5.928%, 07/16/39	134
294	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	28
1,157	Series 2009-67, Class SA, IF, IO, 5.878%, 08/16/39	143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,816	Series 2009-72, Class SM, IF, IO, 6.078%, 08/16/39	237
351	Series 2009-79, Class OK, PO, 11/16/37	337
1,481	Series 2009-83, Class TS, IF, IO, 5.927%, 08/20/39	166
2,573	Series 2009-102, Class SM, IF, IO, 6.228%, 06/16/39	252
1,167	Series 2009-104, Class AB, 7.000%, 08/16/39	1,330
2,019	Series 2009-106, Class AS, IF, IO, 6.228%, 11/16/39	275
2,280	Series 2009-106, Class ST, IF, IO, 5.827%, 02/20/38	355
1,868	Series 2009-121, Class VA, 5.500%, 11/20/20	1,991
248	Series 2010-14, Class AO, PO, 12/20/32	242
308	Series 2010-14, Class BO, PO, 11/20/35	295
2,202	Series 2010-14, Class CO, PO, 08/20/35	2,117
1,251	Series 2010-14, Class QP, 6.000%, 12/20/39	1,325
2,351	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	2,603
1,183	Series 2010-103, Class WA, VAR, 5.740%, 08/20/34	1,327
1,340	Series 2010-129, Class AW, VAR, 6.120%, 04/20/37	1,503
1,232	Series 2010-130, Class CP, 7.000%, 10/16/40	1,429
3,706	Series 2010-157, Class OP, PO, 12/20/40	3,188
31,638	Series 2010-H17, Class XQ, VAR, 5.239%, 07/20/60	34,632
3,311	Series 2011-22, Class WA, VAR, 5.956%, 02/20/37	3,690
4,006	Series 2011-97, Class WA, VAR, 6.097%, 11/20/38	4,511
5,359	Series 2011-137, Class WA, VAR, 5.526%, 07/20/40	6,045
3,751	Series 2011-163, Class WA, VAR, 5.844%, 12/20/38	4,158
6,501	Series 2012-24, Class WA, VAR, 5.599%, 07/20/41	7,398
7,536	Series 2012-52, Class WA, VAR, 6.134%, 04/20/38	8,486
1,931	Series 2012-59, Class WA, VAR, 5.579%, 08/20/38	2,192
10,635	Series 2012-138, Class PT, VAR, 3.950%, 11/16/42	10,966
10,065	Series 2012-141, Class WA, VAR, 4.533%, 11/16/41	10,957

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,864	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	10,330
6,240	Series 2012-141, Class WC, VAR, 3.746%, 01/20/42	6,533
21,922	Series 2012-H10, Class FA, VAR, 0.718%, 12/20/61	22,008
7,245	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	7,255
5,469	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,526
18,085	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	18,162
18,984	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	19,042
9,257	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	9,254
10,623	Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	10,638
9,439	Series 2012-H24, Class FD, VAR, 0.758%, 09/20/62	9,460
6,122	Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	6,127
7,583	Series 2012-H26, Class JA, VAR, 0.718%, 10/20/61	7,607
14,203	Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	14,221
7,661	Series 2012-H27, Class FB, VAR, 0.668%, 10/20/62	7,664
10,409	Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	10,425
4,011	Series 2012-H30, Class JA, VAR, 0.648%, 01/20/60	4,018
4,073	Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	4,079
9,880	Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	9,828
3,859	Series 2013-26, Class AK, VAR, 4.663%, 09/20/41	4,161
4,655	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	5,007
1,520	Series 2013-75, Class WA, VAR, 5.224%, 06/20/40	1,714
11,676	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,626
5,458	Series 2013-H01, Class JA, VAR, 0.488%, 01/20/63	5,414
6,226	Series 2013-H01, Class TA, VAR, 0.668%, 01/20/63	6,227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
984	Series 2013-H02, Class HF, VAR, 0.468%, 11/20/62	983
5,203	Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	5,201
15,398	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,333
4,185	Series 2013-H04, Class SA, VAR, 0.588%, 02/20/63	4,168
1,869	Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	1,868
2,577	Series 2013-H07, Class GA, VAR, 0.638%, 03/20/63	2,574
6,853	Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	6,824
13,306	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,288
4,759	Series 2013-H07, Class MA, VAR, 0.718%, 04/20/62	4,774
2,368	Series 2013-H08, Class BF, VAR, 0.568%, 03/20/63	2,356
5,191	Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	5,180
5,787	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,757
3,930	Series 2014-188, Class W, VAR, 4.698%, 10/20/41	4,372
1,433	Series 2014-H17, Class FC, VAR, 0.668%, 07/20/64	1,432
7,178	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	7,263
	Vendee Mortgage Trust,
3,484	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,806
497	Series 1996-1, Class 1Z, 6.750%, 02/15/26	569
276	Series 1996-2, Class 1Z, 6.750%, 06/15/26	318
545	Series 1997-1, Class 2Z, 7.500%, 02/15/27	642
403	Series 1998-1, Class 2E, 7.000%, 03/15/28	469

		894,578

	Non-Agency CMO — 13.6%
	Ajax Mortgage Loan Trust,
4,703	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	4,658
2,279	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,278
1,437	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,434

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Alternative Loan Trust,
588	Series 2002-11, Class M, 6.500%, 10/25/32	575
188	Series 2003-6T2, Class A6, 5.500%, 06/25/33	190
108	Series 2003-J1, Class PO, PO, 10/25/33	91
1,940	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,955
48	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	50
1,089	Series 2005-1CB, Class 1A6, IF, IO, 6.929%, 03/25/35	227
5,495	Series 2005-20CB, Class 3A8, IF, IO, 4.579%, 07/25/35	688
3,673	Series 2005-22T1, Class A2, IF, IO, 4.899%, 06/25/35	550
166	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	135
7,156	Series 2005-37T1, Class A2, IF, IO, 4.879%, 09/25/35	1,077
1,312	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,195
7,817	Series 2005-54CB, Class 1A2, IF, IO, 4.679%, 11/25/35	922
37	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	38
924	Series 2005-57CB, Class 3A2, IF, IO, 4.929%, 12/25/35	128
593	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	556
730	Series 2005-86CB, Class A11, 5.500%, 02/25/36	672
2,098	Series 2005-J1, Class 1A4, IF, IO, 4.929%, 02/25/35	186
18,983	Series 2006-7CB, Class 1A2, IF, IO, 5.129%, 05/25/36	2,861
762	Series 2006-26CB, Class A9, 6.500%, 09/25/36	669
	American General Mortgage Loan Trust,
428	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	442
677	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	680
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,941
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	943

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	ASG Resecuritization Trust,
427	Series 2009-1, Class A60, VAR, 2.048%, 06/26/37 (e)	422
1,137	Series 2009-2, Class G60, VAR, 4.714%, 05/24/36 (e)	1,143
1,660	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	1,652
791	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	801
481	Series 2010-1, Class A85, VAR, 0.569%, 02/27/36 (e)	469
3,194	Series 2010-2, Class A60, VAR, 1.828%, 01/28/37 (e)	3,146
708	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	712
1,644	Series 2011-1, Class 3A50, VAR, 2.824%, 11/28/35 (e)	1,615
324	Series 2011-2, Class A48S, HB, IF, 23.600%, 02/28/36 (e)	389
	Banc of America Alternative Loan Trust,
169	Series 2003-3, Class APO, PO, 05/25/33	137
731	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	761
589	Series 2003-7, Class 2A4, 5.000%, 09/25/18	596
29	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	29
436	Series 2003-11, Class 2A1, 6.000%, 01/25/34	454
228	Series 2003-11, Class PO, PO, 01/25/34	198
568	Series 2004-1, Class 1A1, 6.000%, 02/25/34	605
101	Series 2004-1, Class 5A1, 5.500%, 02/25/19	103
2,387	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	522
2,034	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	457
5,114	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	5,071
	Banc of America Funding Trust,
169	Series 2004-1, Class PO, PO, 03/25/34	138
686	Series 2004-3, Class 1A1, 5.500%, 10/25/34	720
418	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	411
718	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	128

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
171	Series 2005-4, Class 30PO, PO, 08/25/35	138
500	Series 2005-6, Class 2A7, 5.500%, 10/25/35	494
59	Series 2005-7, Class 30PO, PO, 11/25/35	44
271	Series 2005-8, Class 30PO, PO, 01/25/36	208
1,569	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,567
981	Series 2010-R11A, Class 1A6, VAR, 5.179%, 08/26/35 (e)	995
249	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	250
	Banc of America Mortgage Trust,
604	Series 2003-3, Class 1A7, 5.500%, 05/25/33	622
107	Series 2003-3, Class 2A1, VAR, 0.721%, 05/25/18	104
186	Series 2003-6, Class 2A1, VAR, 0.621%, 08/25/18	184
169	Series 2003-8, Class 2A5, 5.000%, 11/25/18	171
101	Series 2003-8, Class APO, PO, 11/25/33	83
108	Series 2003-9, Class 1A2, PO, 12/25/33	96
670	Series 2003-A, Class 4A1, VAR, 2.622%, 02/25/33	664
207	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	211
971	Series 2003-E, Class 2A2, VAR, 2.735%, 06/25/33	975
1,121	Series 2003-J, Class 3A2, VAR, 2.623%, 11/25/33	1,124
673	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
636	Series 2004-3, Class 1A26, 5.500%, 04/25/34	651
92	Series 2004-4, Class APO, PO, 05/25/34	80
6,932	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	23
974	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,028
87	Series 2004-6, Class APO, PO, 07/25/34	77
41	Series 2004-9, Class 3A1, 6.500%, 09/25/32	43
632	Series 2004-C, Class 2A2, VAR, 2.704%, 04/25/34	638
592	Series 2004-J, Class 3A1, VAR, 2.861%, 11/25/34	582

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	BCAP LLC Trust,
112	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	114
549	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	566
2,000	Series 2009-RR14, Class 3A2, VAR, 2.373%, 08/26/35 (e)	1,997
586	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	608
412	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	414
645	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	640
73	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	74
1,467	Series 2010-RR5, Class 2A5, VAR, 5.462%, 04/26/37 (e)	1,496
379	Series 2010-RR7, Class 16A1, VAR, 0.814%, 02/26/47 (e)	376
545	Series 2010-RR7, Class 1A5, VAR, 3.660%, 04/26/35 (e)	538
4,239	Series 2010-RR7, Class 2A1, VAR, 2.072%, 07/26/45 (e)	4,250
213	Series 2010-RR8, Class 3A3, VAR, 5.089%, 05/26/35 (e)	213
1,500	Series 2010-RR8, Class 3A4, VAR, 5.089%, 05/26/35 (e)	1,413
463	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	464
688	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	697
1,949	Series 2011-RR10, Class 2A1, VAR, 0.988%, 09/26/37 (e)	1,792
1,584	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,613
1,298	Series 2011-RR5, Class 11A3, VAR, 0.318%, 05/28/36 (e)	1,276
84	Series 2011-RR5, Class 14A3, VAR, 3.681%, 07/26/36 (e)	84
1,250	Series 2012-RR1, Class 5A1, VAR, 2.523%, 07/26/37 (e)	1,327
3,938	Series 2012-RR10, Class 1A1, VAR, 0.400%, 02/26/37 (e)	3,794
3,085	Series 2012-RR10, Class 3A1, VAR, 0.360%, 05/26/36 (e)	2,925
1,641	Series 2012-RR2, Class 1A1, VAR, 0.340%, 08/26/36 (e)	1,609
2,509	Series 2012-RR3, Class 2A5, VAR, 1.987%, 05/26/37 (e)	2,514

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,582	Series 2012-RR4, Class 8A3, VAR, 0.401%, 06/26/47 (e)	1,508
571	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.671%, 03/25/35	560
409	Bear Stearns ARM Trust, Series 2003-4, Class 3A1, VAR, 2.322%, 07/25/33	409
188	Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	188
588	Series 2004-1, Class 12A1, VAR, 2.753%, 04/25/34	585
276	Series 2004-2, Class 14A, VAR, 3.062%, 05/25/34	275
1,178	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	1,191
1,886	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	1,880
844	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	880
311	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	313
92	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	82
	Chase Mortgage Finance Trust,
257	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	266
3,657	Series 2007-A1, Class 1A3, VAR, 2.527%, 02/25/37	3,604
324	Series 2007-A1, Class 2A1, VAR, 2.466%, 02/25/37	324
375	Series 2007-A1, Class 7A1, VAR, 2.427%, 02/25/37	375
853	Series 2007-A1, Class 9A1, VAR, 2.498%, 02/25/37	844
830	Series 2007-A2, Class 2A1, VAR, 2.506%, 07/25/37	838
	CHL Mortgage Pass-Through Trust,
459	Series 2002-36, Class A22, 6.000%, 01/25/33	468
1,281	Series 2003-39, Class A6, 5.000%, 10/25/33	1,337
26	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	27
867	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	908
74	Series 2003-J7, Class 4A3, IF, 9.552%, 08/25/18	77

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
438	Series 2004-3, Class A26, 5.500%, 04/25/34	460
92	Series 2004-3, Class PO, PO, 04/25/34	82
1,242	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,288
152	Series 2004-7, Class 2A1, VAR, 2.464%, 06/25/34	149
692	Series 2004-13, Class 1A4, 5.500%, 08/25/34	718
223	Series 2004-HYB1, Class 2A, VAR, 2.509%, 05/20/34	212
880	Series 2004-HYB3, Class 2A, VAR, 2.203%, 06/20/34	835
610	Series 2004-HYB6, Class A3, VAR, 2.411%, 11/20/34	583
139	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	143
347	Series 2005-16, Class A23, 5.500%, 09/25/35	325
1,679	Series 2005-22, Class 2A1, VAR, 2.448%, 11/25/35	1,422
4,495	Series 2007-4, Class 1A52, IF, IO, 5.229%, 05/25/37	707
94	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	80
	Citigroup Mortgage Loan Trust,
1,902	Series 2008-AR4, Class 1A1A, VAR, 2.720%, 11/25/38 (e)	1,907
1,258	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,327
1,029	Series 2009-10, Class 1A1, VAR, 2.405%, 09/25/33 (e)	1,042
985	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,026
1,110	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,148
308	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	307
4,246	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	4,318
4,168	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,269
	Citigroup Mortgage Loan Trust, Inc.,
233	Series 2003-1, Class 2A5, 5.250%, 10/25/33	238
124	Series 2003-1, Class PO3, PO, 09/25/33	111
21	Series 2003-1, Class WA2, 6.500%, 06/25/31	22

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
23		Series 2003-1, Class WPO2, PO, 06/25/31	21
65		Series 2003-UP3, Class A3, 7.000%, 09/25/33	67
80		Series 2003-UST1, Class A1, 5.500%, 12/25/18	81
10		Series 2003-UST1, Class PO1, PO, 12/25/18	9
9		Series 2003-UST1, Class PO3, PO, 12/25/18	8
361		Series 2004-UST1, Class A3, VAR, 2.137%, 08/25/34	361
221		Series 2004-UST1, Class A6, VAR, 2.478%, 08/25/34	212
267		Series 2005-1, Class 2A1A, VAR, 2.611%, 04/25/35	204
709		Series 2005-2, Class 2A11, 5.500%, 05/25/35	738
797		Series 2005-5, Class 1A2, VAR, 2.767%, 08/25/35	587
—	(h)	Series 2012-A, Class A, 2.500%, 06/25/51 (e)	—	(h)
		Credit Suisse First Boston Mortgage Securities Corp.,
953		Series 2003-1, Class DB1, VAR, 6.701%, 02/25/33	964
381		Series 2003-21, Class 1A4, 5.250%, 09/25/33	393
1,521		Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,556
673		Series 2003-27, Class 5A4, 5.250%, 11/25/33	687
570		Series 2003-29, Class 1A1, 6.500%, 12/25/33	610
385		Series 2003-29, Class 5A1, 7.000%, 12/25/33	407
733		Series 2003-AR15, Class 3A1, VAR, 2.784%, 06/25/33	728
713		Series 2004-4, Class 2A4, 5.500%, 09/25/34	779
397		Series 2004-5, Class 3A1, 5.250%, 08/25/19	407
817		Series 2004-8, Class 1A4, 5.500%, 12/25/34	884
1,644		Series 2004-AR2, Class 2A1, VAR, 2.527%, 03/25/34	1,650
1,893		Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	419
1,411		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	255
949		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	CSMC,
163	Series 2010-1R, Class 5A1, VAR, 4.884%, 01/27/36 (e)	165
1,375	Series 2011-9R, Class A1, VAR, 2.169%, 03/27/46 (e)	1,379
1,810	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,825
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.151%, 06/25/50 (e)	1,163
13,324	Series 2010-11R, Class A6, VAR, 1.171%, 06/28/47 (e)	12,792
749	Series 2011-6R, Class 3A1, VAR, 1.814%, 07/28/36 (e)	753
1,142	Series 2012-2R, Class 2A1, VAR, 2.426%, 03/27/47 (e)	1,127
2,210	Series 2012-3R, Class 1A1, VAR, 2.247%, 07/27/37 (e)	2,201
430	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.752%, 02/25/20	444
	First Horizon Alternative Mortgage Securities Trust,
1,170	Series 2004-AA4, Class A1, VAR, 2.245%, 10/25/34	1,160
73	Series 2005-AA5, Class 1A2, VAR, 2.250%, 07/25/35	1
597	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	542
7,725	Series 2007-FA4, Class 1A2, IF, IO, 5.479%, 08/25/37	1,555
	First Horizon Mortgage Pass-Through Trust,
256	Series 2004-AR2, Class 2A1, VAR, 2.638%, 05/25/34	254
471	Series 2004-AR7, Class 2A2, VAR, 2.572%, 02/25/35	470
958	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	953
	GMACM Mortgage Loan Trust,
422	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	416
1,556	Series 2003-AR2, Class 2A4, VAR, 2.786%, 12/19/33	1,531
64	Series 2003-J7, Class A10, 5.500%, 11/25/33	66
453	Series 2003-J7, Class A7, 5.000%, 11/25/33	455
72	Series 2003-J8, Class A, 5.250%, 12/25/33	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
645	Series 2004-J1, Class A20, 5.500%, 04/25/34	658
1,395	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,455
358	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	369
2,609	Series 2005-AR3, Class 3A4, VAR, 2.797%, 06/19/35	2,570
	GSMPS Mortgage Loan Trust,
504	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	530
240	Series 2004-4, Class 1AF, VAR, 0.571%, 06/25/34 (e)	209
475	Series 2005-RP2, Class 1AF, VAR, 0.521%, 03/25/35 (e)	415
2,853	Series 2005-RP3, Class 1AF, VAR, 0.521%, 09/25/35 (e)	2,434
1,297	Series 2005-RP3, Class 1AS, IO, VAR, 4.748%, 09/25/35 (e)	173
2,738	Series 2006-RP2, Class 1AS2, IF, IO, 5.879%, 04/25/36 (e)	343
	GSR Mortgage Loan Trust,
161	Series 2003-13, Class 1A1, VAR, 2.582%, 10/25/33	164
81	Series 2003-6F, Class A2, VAR, 0.571%, 09/25/32	77
675	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	694
61	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	72
1,236	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,274
1,620	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,684
388	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	384
200	Series 2005-5F, Class 8A3, VAR, 0.671%, 06/25/35	193
2,212	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,292
441	Series 2006-1F, Class 1AP, PO, 02/25/36	338
5,307	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,801
1,576	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,567
4,158	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,081
194	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.951%, 04/25/35	169

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
813	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	828
1,026	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.521%, 08/25/36	1,007
	IndyMac INDX Mortgage Loan Trust,
5,979	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
237	Series 2006-AR3, Class 2A1A, VAR, 2.563%, 03/25/36	185
	JP Morgan Mortgage Trust,
376	Series 2004-A3, Class 4A1, VAR, 2.506%, 07/25/34	384
315	Series 2004-A4, Class 1A1, VAR, 2.550%, 09/25/34	323
125	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	130
770	Series 2005-A1, Class 3A4, VAR, 2.552%, 02/25/35	785
1,328	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	1,330
1,098	Series 2006-A2, Class 5A2, VAR, 2.431%, 11/25/33	1,100
1,986	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	1,990
436	Series 2006-A3, Class 6A1, VAR, 2.540%, 08/25/34	439
486	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	494
1,348	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	1,416
302	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	302
16	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	16
	Lehman Mortgage Trust,
580	Series 2006-2, Class 1A1, VAR, 6.010%, 04/25/36	543
454	Series 2007-6, Class 1A8, 6.000%, 07/25/37	412
894	Series 2008-2, Class 1A6, 6.000%, 03/25/38	751
	LVII Resecuritization Trust,
1,663	Series 2009-2, Class M3, VAR, 5.119%, 09/27/37 (e)	1,674
1,200	Series 2009-3, Class M3, VAR, 5.208%, 11/27/37 (e)	1,202
1,377	Series 2009-3, Class M4, VAR, 5.208%, 11/27/37 (e)	1,396

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	MASTR Adjustable Rate Mortgages Trust,
161	Series 2004-3, Class 4A2, VAR, 2.267%, 04/25/34	150
48	Series 2004-4, Class 2A1, VAR, 1.962%, 05/25/34	43
359	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	361
1,838	Series 2004-13, Class 3A7, VAR, 2.641%, 11/21/34	1,870
264	Series 2004-15, Class 3A1, VAR, 3.074%, 12/25/34	262
	MASTR Alternative Loan Trust,
290	Series 2003-4, Class 2A1, 6.250%, 06/25/33	307
236	Series 2003-8, Class 3A1, 5.500%, 12/25/33	252
318	Series 2003-8, Class 5A1, 5.000%, 11/25/18	331
114	Series 2003-9, Class 8A1, 6.000%, 01/25/34	114
91	Series 2004-1, Class 30PO, PO, 02/25/34	79
463	Series 2004-3, Class 2A1, 6.250%, 04/25/34	490
208	Series 2004-3, Class 30PO, PO, 04/25/34	160
220	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	51
294	Series 2004-5, Class 30PO, PO, 06/25/34	251
128	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	24
129	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	25
1,312	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,335
107	Series 2004-7, Class 30PO, PO, 08/25/34	82
428	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	91
216	Series 2004-10, Class 1A1, 4.500%, 09/25/19	220
2,252	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	570
	MASTR Asset Securitization Trust,
104	Series 2003-2, Class 1A1, 5.000%, 03/25/18	105
41	Series 2003-2, Class 2A1, 4.500%, 03/25/18	41
349	Series 2003-3, Class 3A18, 5.500%, 04/25/33	352

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
33		Series 2003-4, Class 3A2, 5.000%, 05/25/18	33
110		Series 2003-4, Class 5A1, 5.500%, 05/25/33	113
93		Series 2003-8, Class 1A1, 5.500%, 09/25/33	95
87		Series 2003-9, Class 15PO, PO, 10/25/18	85
7		Series 2003-10, Class 15PO, PO, 11/25/18	7
8		Series 2003-11, Class 15PO, PO, 12/25/18	8
198		Series 2003-12, Class 6A1, 5.000%, 12/25/33	205
55		Series 2004-1, Class 30PO, PO, 02/25/34	47
44		Series 2004-3, Class PO, PO, 03/25/34	40
63		Series 2004-4, Class 3A1, 4.500%, 04/25/19	64
43		Series 2004-8, Class 1A1, 4.750%, 08/25/19	45
46		Series 2004-8, Class PO, PO, 08/25/19	43
47		Series 2004-9, Class 5A1, 5.250%, 09/25/19	48
635		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	684
2,503		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.521%, 05/25/35 (e)	2,062
858		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	687
		Merrill Lynch Mortgage Investors Trust,
477		Series 2003-A, Class 2A2, VAR, 1.205%, 03/25/28	445
187		Series 2003-A4, Class 2A, VAR, 2.582%, 07/25/33	170
568		Series 2003-A5, Class 2A6, VAR, 2.308%, 08/25/33	573
1,416		Series 2003-E, Class A1, VAR, 0.791%, 10/25/28	1,355
2,302		Series 2003-F, Class A1, VAR, 0.811%, 10/25/28	2,274
720		Series 2004-1, Class 2A1, VAR, 2.165%, 12/25/34	702
804		Series 2004-A4, Class A2, VAR, 2.463%, 08/25/34	824
819		Series 2004-D, Class A2, VAR, 1.105%, 09/25/29	785
598		Series 2004-E, Class A2A, VAR, 1.030%, 11/25/29	576
90		Series 2005-A1, Class 3A, VAR, 2.429%, 12/25/34	90
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
13		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	14
909		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.684%, 04/25/34	958
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,313.250%, 04/20/21	—	(h)
		MortgageIT Trust,
557		Series 2005-1, Class 1A1, VAR, 0.811%, 02/25/35	543
227		Series 2005-5, Class A1, VAR, 0.431%, 12/25/35	208
516		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	520
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
118		Series 2003-A1, Class A1, 5.500%, 05/25/33	121
47		Series 2003-A1, Class A2, 6.000%, 05/25/33	49
32		Series 2003-A1, Class A5, 7.000%, 04/25/33	34
9		Series 2003-A1, Class A7, 5.000%, 04/25/18	9
1,530		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	1,527
		Prime Mortgage Trust,
46		Series 2004-1, Class 2A3, 5.250%, 08/25/34	47
767		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	806
394		Series 2005-4, Class 2PO, PO, 10/25/35	127
525		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.467%, 05/25/35	531
		RALI Trust,
54		Series 2001-QS19, Class A2, 6.000%, 12/25/16	55
20		Series 2002-QS16, Class A3, IF, 16.265%, 10/25/17	20
845		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	879
223		Series 2003-QR24, Class A5, 4.000%, 07/25/33	225
42		Series 2003-QS1, Class A6, 4.250%, 01/25/33	42
238		Series 2003-QS12, Class A2A, IF, IO, 7.429%, 06/25/18	23

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
104	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	7
3,176	Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,009
661	Series 2003-QS13, Class A5, VAR, 0.821%, 07/25/33	616
3,925	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	95
404	Series 2003-QS14, Class A1, 5.000%, 07/25/18	410
297	Series 2003-QS18, Class A1, 5.000%, 09/25/18	303
511	Series 2003-QS19, Class A1, 5.750%, 10/25/33	538
73	Series 2003-QS3, Class A2, IF, 16.124%, 02/25/18	81
12	Series 2003-QS3, Class A8, IF, IO, 7.429%, 02/25/18	—	(h)
182	Series 2003-QS9, Class A3, IF, IO, 7.379%, 05/25/18	17
775	Series 2004-QA4, Class NB3, VAR, 3.767%, 09/25/34	768
279	Series 2004-QA6, Class NB2, VAR, 2.962%, 12/26/34	231
1,470	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,505
238	Series 2005-QA10, Class A31, VAR, 3.539%, 09/25/35	203
1,794	Series 2005-QA6, Class A32, VAR, 3.493%, 05/25/35	1,508
432	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	368
	RBSSP Resecuritization Trust,
867	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	934
268	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	284
496	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	507
742	Series 2009-12, Class 1A1, VAR, 5.790%, 11/25/33 (e)	779
906	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	917
1,533	Series 2012-3, Class 3A1, VAR, 0.320%, 09/26/36 (e)	1,462
7,580	Series 2012-6, Class 2A1, VAR, 0.328%, 10/26/36 (e) (i)	7,319
	Residential Asset Securitization Trust,
15	Series 2002-A13, Class A4, 5.250%, 12/25/17	15

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
163	Series 2003-A13, Class A3, 5.500%, 01/25/34	168
36	Series 2003-A14, Class A1, 4.750%, 02/25/19	37
313	Series 2003-A5, Class A1, 5.500%, 06/25/33	320
652	Series 2004-IP2, Class 1A1, VAR, 2.489%, 12/25/34	661
2,111	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	477
4,619	Series 2005-A2, Class A4, IF, IO, 4.879%, 03/25/35	651
743	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	667
494	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	438
	RFMSI Trust,
301	Series 2003-S13, Class A3, 5.500%, 06/25/33	301
59	Series 2003-S14, Class A4, PO, 07/25/18	58
157	Series 2003-S16, Class A3, 5.000%, 09/25/18	159
185	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	188
546	Series 2003-S4, Class A4, 5.750%, 03/25/33	561
209	Series 2004-S6, Class 2A6, PO, 06/25/34	178
613	Series 2005-SA4, Class 1A1, VAR, 2.733%, 09/25/35	512
	RFSC Trust,
3	Series 2002-RM1, Class API, PO, 12/25/17	3
16	Series 2003-RM2, Class AP-3, PO, 05/25/33	14
	Salomon Brothers Mortgage Securities VII, Inc.,
704	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	712
11	Series 2003-UP2, Class PO1, PO, 12/25/18	10
	Sequoia Mortgage Trust,
1,013	Series 2003-1, Class 1A, VAR, 0.934%, 04/20/33	970
1,363	Series 2004-8, Class A1, VAR, 0.874%, 09/20/34	1,298
1,348	Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	1,302
3,623	Series 2004-9, Class A1, VAR, 0.854%, 10/20/34	3,452
1,176	Series 2004-10, Class A1A, VAR, 0.794%, 11/20/34	1,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Springleaf Mortgage Loan Trust,
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,540
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,155
4,486	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,483
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,081
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,433
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	964
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	450
4,565	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	4,559
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,593
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,803
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,277
2,395	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,391
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,523
853	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.353%, 06/25/34	849
	Structured Asset Mortgage Investments II Trust,
1,503	Series 2004-AR5, Class 1A1, VAR, 0.834%, 10/19/34	1,415
2,624	Series 2005-AR5, Class A3, VAR, 0.424%, 07/19/35	2,515
2,209	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.667%, 12/25/33	2,214
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
271	Series 2003-32, Class 1A1, VAR, 5.474%, 11/25/33	281
610	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	623
276	Series 2003-33H, Class 1APO, PO, 10/25/33	255
645	Series 2003-34A, Class 3A3, VAR, 2.482%, 11/25/33	635
1,566	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,610

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
225	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	228
	Thornburg Mortgage Securities Trust,
123	Series 2003-4, Class A1, VAR, 0.811%, 09/25/43	118
135	Series 2004-1, Class II2A, VAR, 1.558%, 03/25/44	132
494	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	495
	WaMu Mortgage Pass-Through Certificates Trust,
23	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	23
1,526	Series 2003-AR11, Class A6, VAR, 2.423%, 10/25/33	1,544
769	Series 2003-AR7, Class A7, VAR, 2.299%, 08/25/33	772
603	Series 2003-AR8, Class A, VAR, 2.383%, 08/25/33	619
2,144	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	2,207
523	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	519
699	Series 2003-S1, Class A5, 5.500%, 04/25/33	723
182	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	189
49	Series 2003-S7, Class A1, 4.500%, 08/25/18	50
187	Series 2003-S8, Class A6, 4.500%, 09/25/18	189
1,613	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,657
47	Series 2003-S9, Class P, PO, 10/25/33	37
144	Series 2004-AR3, Class A1, VAR, 2.368%, 06/25/34	145
974	Series 2004-AR3, Class A2, VAR, 2.368%, 06/25/34	983
569	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	581
167	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	172
295	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	309
2,503	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,622
187	Series 2006-AR10, Class 2P, VAR, 2.264%, 09/25/36	163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
210	Series 2005-1, Class 1A1, 5.500%, 03/25/35	211
7,956	Series 2005-2, Class 1A4, IF, IO, 4.879%, 04/25/35	1,124
987	Series 2005-4, Class CB7, 5.500%, 06/25/35	911
126	Series 2005-4, Class DP, PO, 06/25/20	121
918	Series 2005-6, Class 2A4, 5.500%, 08/25/35	882
10,186	Series 2005-11, Class A4, IF, IO, 4.779%, 01/25/36	1,659
	Washington Mutual MSC Mortgage Pass-Through Certificates,
482	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	527
41	Series 2004-RA4, Class 1P, PO, 04/25/19	40
1,026	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,011
	Wells Fargo Mortgage-Backed Securities Trust,
242	Series 2003-17, Class APO, PO, 01/25/34	216
1,239	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,249
264	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	265
72	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	73
127	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	127
951	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	957
119	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	121
505	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	511
1,344	Series 2004-I, Class 1A1, VAR, 2.597%, 07/25/34	1,355
2,906	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	2,921
94	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	94
1,857	Series 2004-U, Class A1, VAR, 2.564%, 10/25/34	1,855
721	Series 2004-V, Class 1A1, VAR, 2.604%, 10/25/34	727
171	Series 2005-9, Class 1APO, PO, 10/25/35	153
396	Series 2005-AR16, Class 2A1, VAR, 2.602%, 02/25/34	401

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
651	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	655
1,097	Series 2007-7, Class A7, 6.000%, 06/25/37	1,111
716	Series 2007-11, Class A14, 6.000%, 08/25/37	707

		351,924

	Total Collateralized Mortgage Obligations (Cost $1,207,004)	1,246,502

Commercial Mortgage-Backed Securities — 3.9%
	A10 Securitization LLC,
477	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	478
1,351	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,355
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.223%, 08/15/31 (e)	471
673	Series 2014-FL2, Class C, VAR, 2.673%, 08/15/31 (e)	670
350	Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	349
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,134
1,000	Series 2014-520M, Class A, VAR, 4.185%, 08/15/46 (e)	1,105
2,500	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	2,527
800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	805
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,233
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,944
16	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	16
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.226%, 07/15/44	1,123
1,856	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,879
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,077

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	COMM Mortgage Trust,
5,924	Series 2012-CR2, Class XA, IO, VAR, 1.901%, 08/15/45	579
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,662
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.219%, 07/10/45 (e)	2,293
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,265
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,613
38	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 6.897%, 01/17/32	38
630	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.112%, 11/17/26 (e)	630
700	Commercial Mortgage Trust, Series 2006- GG7, Class AM, VAR, 5.787%, 07/10/38	734
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,310
857	Series K038, Class A2, 3.389%, 03/25/24	918
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,020
571	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	571
2,853	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,898
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,043
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,473
20,719	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.582%, 11/10/39 (e)	157
	JP Morgan Chase Commercial Mortgage Securities Trust,
76,911	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	266
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	602
991	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,053
21,079	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.631%, 05/25/39 (e)	484
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,850

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — continued
	LB-UBS Commercial Mortgage Trust,
55,684	Series 2006-C1, Class XCL, IO, VAR, 0.356%, 02/15/41 (e)	170
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,059
817	Series 2007-C2, Class A3, 5.430%, 02/15/40	869
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	994
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,057
	Morgan Stanley Capital I Trust,
250	Series 2007-T27, Class A4, VAR, 5.650%, 06/11/42	271
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,294
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,552
	Morgan Stanley Re-REMIC Trust,
4,906	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,900
5,633	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	5,637
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,903
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.168%, 08/25/29 (e)	509
1,307	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.422%, 12/15/31 (e)	1,308
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,100
1,655	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,699
7,619	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.281%, 05/10/45 (e)	877
3,175	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,309
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,374
14,990	Series 2012-C2, Class XA, IO, VAR, 1.750%, 05/10/63 (e)	1,138
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	888
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,035

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,603
	Wachovia Bank Commercial Mortgage Trust,
161	Series 2004-C11, Class A5, VAR, 5.189%, 01/15/41	162
116,480	Series 2006-C24, Class XC, IO, VAR, 0.108%, 03/15/45 (e)	158
3,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,023
2,472	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,470
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,381
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,269
750	Series 2013-C11, Class D, VAR, 4.182%, 03/15/45 (e)	729

	Total Commercial Mortgage-Backed Securities (Cost $98,447)	100,363

Mortgage Pass-Through Securities — 38.2%
	Federal Home Loan Mortgage Corp.,
173	ARM, 1.937%, 05/01/37	181
225	ARM, 2.079%, 08/01/36	237
193	ARM, 2.100%, 10/01/36	204
377	ARM, 2.134%, 10/01/36	399
212	ARM, 2.201%, 11/01/36	225
134	ARM, 2.209%, 03/01/35	142
319	ARM, 2.241%, 11/01/36	340
237	ARM, 2.276%, 11/01/36 - 02/01/37	253
223	ARM, 2.294%, 09/01/36	238
194	ARM, 2.298%, 04/01/34	206
130	ARM, 2.300%, 09/01/37	139
766	ARM, 2.311%, 03/01/37	813
166	ARM, 2.355%, 12/01/33	177
231	ARM, 2.359%, 03/01/36	247
228	ARM, 2.370%, 05/01/36	245
680	ARM, 2.375%, 01/01/35 - 11/01/36	726
21	ARM, 2.381%, 01/01/30	22
106	ARM, 2.407%, 07/01/37	114
202	ARM, 2.471%, 05/01/38	217
90	ARM, 2.480%, 10/01/37	97
187	ARM, 2.483%, 02/01/37	200
818	ARM, 2.504%, 12/01/35 - 06/01/36	876
132	ARM, 2.571%, 12/01/36	142
277	ARM, 2.629%, 04/01/38	298

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
126	ARM, 2.649%, 02/01/37	136
834	ARM, 2.657%, 10/01/36	895
100	ARM, 2.818%, 02/01/37	108
464	ARM, 3.029%, 03/01/36	501
28	ARM, 6.335%, 10/01/36	28
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
68	4.500%, 10/01/18	71
86	5.000%, 12/01/18	91
584	5.500%, 06/01/17 - 12/01/22	631
588	6.000%, 06/01/17 - 03/01/22	618
230	6.500%, 02/01/17 - 03/01/22	245
82	7.000%, 03/01/17 - 07/01/17	86
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,455	4.000%, 02/01/32	2,653
1,376	5.500%, 05/01/27 - 03/01/28	1,564
392	6.000%, 12/01/22 - 02/01/24	443
878	6.500%, 05/01/22 - 01/01/28	1,017
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
162	4.000%, 10/01/33	174
5,733	4.500%, 05/01/41	6,238
5,047	5.000%, 08/01/40	5,614
3,139	5.500%, 01/01/33 - 03/01/40	3,528
508	6.000%, 11/01/28 - 12/01/33	580
2,802	6.500%, 05/01/24 - 03/01/38	3,261
804	7.000%, 07/01/29 - 10/01/36	902
52	7.500%, 09/01/38	59
25	8.500%, 08/01/30	26
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
929	7.500%, 01/01/32 - 12/01/36	1,108
461	10.000%, 10/01/30	523
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
28,769	3.500%, 10/01/32 - 06/01/43	30,360
14,086	4.000%, 09/01/32 - 10/01/42	15,163
1,622	5.500%, 02/01/18 - 12/01/35	1,763
2,493	6.000%, 02/01/33 - 04/01/36	2,722
3,758	6.500%, 11/01/36 - 10/17/38	4,168
4	7.000%, 03/01/16	4
37	10.500%, 07/20/21	39
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4	7.500%, 03/01/17 - 05/01/17	4
2	8.750%, 06/01/17	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
1,997		ARM, 0.628%, 08/01/22	2,000
502		ARM, 1.570%, 08/01/34	520
209		ARM, 1.784%, 01/01/33	222
340		ARM, 1.787%, 07/01/33	357
212		ARM, 1.807%, 10/01/34	225
524		ARM, 1.835%, 05/01/35	560
5		ARM, 1.875%, 03/01/19	6
462		ARM, 1.890%, 02/01/35	481
2,573		ARM, 1.895%, 01/01/35	2,710
251		ARM, 1.915%, 02/01/35	265
407		ARM, 1.975%, 09/01/36	429
260		ARM, 1.978%, 11/01/37	275
158		ARM, 2.034%, 04/01/34	166
250		ARM, 2.063%, 10/01/34	265
319		ARM, 2.086%, 10/01/34	340
233		ARM, 2.086%, 09/01/34	249
208		ARM, 2.095%, 06/01/34	221
187		ARM, 2.100%, 06/01/35	199
164		ARM, 2.143%, 01/01/36	172
166		ARM, 2.143%, 09/01/35	176
357		ARM, 2.147%, 11/01/33	376
290		ARM, 2.149%, 10/01/34	308
300		ARM, 2.163%, 10/01/36	320
166		ARM, 2.214%, 02/01/34	177
121		ARM, 2.220%, 05/01/35	128
266		ARM, 2.244%, 08/01/36	284
626		ARM, 2.247%, 07/01/37	667
74		ARM, 2.252%, 05/01/35	79
110		ARM, 2.254%, 01/01/34	116
52		ARM, 2.262%, 04/01/34	53
222		ARM, 2.265%, 08/01/34	236
290		ARM, 2.270%, 07/01/36	309
85		ARM, 2.277%, 11/01/33	89
377		ARM, 2.320%, 07/01/33	402
126		ARM, 2.325%, 07/01/37	134
268		ARM, 2.335%, 05/01/34	286
680		ARM, 2.338%, 04/01/35	725
463		ARM, 2.345%, 06/01/36	501
416		ARM, 2.350%, 04/01/35	444
485		ARM, 2.363%, 12/01/37	520
99		ARM, 2.410%, 01/01/38	107
293		ARM, 2.411%, 12/01/36	314
232		ARM, 2.435%, 09/01/33	248
256		ARM, 2.461%, 11/01/36	273

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
402	ARM, 2.505%, 10/01/34	430
201	ARM, 2.553%, 12/01/36	215
189	ARM, 2.575%, 10/01/36	204
15	ARM, 2.606%, 09/01/27	17
5,110	ARM, 2.875%, 03/01/36	5,467
39	ARM, 3.682%, 03/01/29	42
	Federal National Mortgage Association, 15 Year, Single Family,
157	4.500%, 03/01/19	166
993	5.000%, 06/01/18 - 08/01/24	1,065
1,448	5.500%, 11/01/18 - 11/01/23	1,545
943	6.000%, 06/01/16 - 08/01/21	991
790	6.500%, 08/01/16 - 02/01/24	856
293	7.000%, 03/01/17 - 08/01/21	309
21	7.500%, 03/01/17 - 10/01/17	21
1	8.000%, 06/01/15 - 01/01/16	1
	Federal National Mortgage Association, 20 Year, Single Family,
8,572	3.500%, 12/01/30 - 08/01/32	9,077
3,962	4.000%, 01/01/35	4,334
354	6.000%, 09/01/29	402
1,010	6.500%, 05/01/22 - 12/01/27	1,155
34	7.500%, 09/01/21	37
	Federal National Mortgage Association, 30 Year, FHA/VA,
50	6.000%, 09/01/33	55
3,154	6.500%, 02/01/29 - 08/01/39	3,684
123	7.000%, 10/01/28 - 02/01/33	141
44	8.000%, 06/01/28	50
10	8.500%, 03/01/30 - 06/01/30	12
157	9.000%, 05/01/18 - 06/01/31	178
6	10.000%, 07/01/19	6
5	10.500%, 11/01/18	6
12	11.000%, 04/01/19	12
	Federal National Mortgage Association, 30 Year, Single Family,
5,168	3.500%, 03/01/43	5,424
2,024	4.000%, 08/01/33 - 04/01/34	2,182
1,049	4.500%, 05/01/29 - 09/01/34	1,145
1,136	5.000%, 06/01/33 - 09/01/35	1,273
3,435	5.500%, 11/01/32 - 05/01/40	3,933
3,848	6.000%, 12/01/28 - 11/01/38	4,428
3,106	6.500%, 11/01/29 - 09/01/38	3,634
3,726	7.000%, 04/01/20 - 01/01/39	4,364
2,529	7.500%, 08/01/36 - 04/01/39	3,166
626	8.000%, 03/01/27 - 10/01/36	741

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

83		8.500%, 12/01/27 - 02/01/30	94
—	(h)	9.000%, 04/01/26	—	(h)
6		9.500%, 07/01/28	7
5		10.000%, 02/01/24	5
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
2,000		VAR, 0.552%, 03/01/25 (w)	2,001
2,300		VAR, 0.771%, 03/01/22	2,303
5,000		VAR, 0.791%, 12/01/20	4,998
3,767		VAR, 0.971%, 03/01/22	3,766
172		VAR, 2.250%, 08/01/34	183
2,394		VAR, 6.070%, 11/01/18	2,513
2,000		1.690%, 12/01/19	1,979
1,941		1.750%, 06/01/20	1,929
2,830		2.000%, 12/01/20	2,822
20,000		2.010%, 06/01/20	20,024
4,176		2.150%, 01/01/23	4,152
1,684		2.240%, 12/01/22	1,685
4,632		2.340%, 12/01/22	4,643
3,572		2.340%, 01/01/23	3,580
4,453		2.370%, 11/01/22	4,475
7,791		2.370%, 12/01/22	7,817
1,926		2.380%, 11/01/22	1,936
1,322		2.395%, 01/01/22	1,344
3,000		2.400%, 12/01/22	3,004
3,000		2.400%, 02/01/23	3,006
5,769		2.410%, 11/01/22	5,789
3,356		2.420%, 12/01/22	3,369
6,015		2.460%, 02/01/23	6,108
1,433		2.470%, 09/01/22	1,445
1,500		2.470%, 11/01/22	1,504
5,500		2.500%, 04/01/23	5,560
5,016		2.510%, 10/01/22 - 06/01/23	5,066
7,807		2.520%, 10/01/22	7,894
6,000		2.520%, 05/01/23	6,031
6,240		2.530%, 10/01/22 - 12/01/22	6,302
5,340		2.530%, 10/01/22	5,402
2,500		2.590%, 11/01/21	2,554
5,207		2.600%, 06/01/22	5,316
5,328		2.600%, 10/01/22	5,414
2,000		2.630%, 11/01/21	2,049
1,949		2.640%, 04/01/23	1,981
10,320		2.650%, 08/01/22 - 03/01/23	10,452
2,000		2.660%, 12/01/22	2,044
3,000		2.670%, 07/01/22	3,067
5,713		2.670%, 07/01/22	5,834

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
5,842	2.690%, 07/01/22	6,009
5,000	2.700%, 04/01/25 (w)	5,048
2,838	2.740%, 05/01/22	2,919
4,752	2.750%, 03/01/22	4,915
1,887	2.750%, 07/01/22	1,941
7,000	2.760%, 06/01/22	7,173
10,807	2.790%, 06/01/22 - 07/01/22	11,124
5,250	2.830%, 07/01/22	5,413
3,818	2.860%, 05/01/22	3,954
4,311	2.860%, 08/01/22	4,452
1,300	2.870%, 09/01/27	1,318
1,510	2.890%, 01/01/25	1,552
9,791	2.900%, 05/01/22 - 12/01/24	10,164
3,815	2.940%, 05/01/22	3,979
2,000	2.950%, 12/01/24	2,064
4,987	2.980%, 03/01/22 - 06/01/22	5,203
4,911	2.990%, 02/01/22 - 01/01/25	5,124
9,541	3.000%, 05/01/22 - 08/01/43	9,801
4,792	3.020%, 05/01/22	5,022
7,801	3.030%, 12/01/21	8,177
4,624	3.030%, 01/01/22	4,865
2,000	3.040%, 12/01/24	2,078
2,386	3.080%, 05/01/22	2,509
7,611	3.090%, 01/01/22	8,034
1,993	3.100%, 05/01/22	2,098
4,000	3.110%, 12/01/24	4,179
9,631	3.120%, 01/01/22 - 11/01/26	10,134
1,895	3.130%, 01/01/22	1,997
6,000	3.130%, 04/01/30 (w)	6,094
8,495	3.140%, 02/01/22 - 12/01/26	8,916
2,848	3.140%, 02/01/22	2,995
3,787	3.200%, 02/01/22	4,008
2,552	3.230%, 11/01/20	2,707
2,189	3.235%, 10/01/26	2,300
4,996	3.240%, 01/01/22	5,297
1,948	3.270%, 11/01/20	2,075
2,887	3.280%, 10/01/20	3,070
6,957	3.290%, 10/01/20 - 08/01/26	7,357
3,992	3.350%, 11/01/20	4,256
3,692	3.360%, 10/01/20	3,937
3,600	3.370%, 11/01/20	3,841
1,500	3.380%, 12/01/23	1,597
936	3.382%, 10/01/20	1,003
1,500	3.390%, 12/01/29	1,584
8,069	3.430%, 09/01/20 - 11/01/21	8,631
2,373	3.460%, 04/01/27	2,522
2,500	3.480%, 12/01/20	2,682

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,500	3.490%, 09/01/23	6,967
24,274	3.500%, 02/01/33 - 06/01/43	25,623
6,489	3.505%, 09/01/20	6,947
4,633	3.523%, 12/01/20	4,973
2,500	3.540%, 10/01/20	2,693
2,796	3.540%, 10/01/20	2,993
2,000	3.550%, 02/01/30	2,128
1,592	3.570%, 11/01/34	1,725
3,745	3.590%, 12/01/20 - 08/01/23	4,047
1,200	3.590%, 10/01/21	1,298
2,813	3.600%, 09/01/20	3,030
2,491	3.610%, 11/01/34	2,697
12,853	3.620%, 09/01/20	13,859
1,999	3.630%, 10/01/29	2,154
6,100	3.670%, 07/01/23	6,656
2,892	3.680%, 09/01/20	3,127
6,166	3.740%, 07/01/20 - 08/01/20	6,674
1,000	3.740%, 07/01/23	1,092
6,825	3.770%, 01/01/21 - 08/01/21	7,438
20,000	3.770%, 09/01/21	21,756
6,200	3.830%, 12/01/21	6,727
1,858	3.840%, 09/01/20	2,019
2,366	3.860%, 07/01/21	2,578
3,000	3.870%, 01/01/21	3,275
5,000	3.890%, 09/01/21	5,477
3,514	3.930%, 07/01/20 - 01/01/21	3,839
4,000	3.940%, 07/01/21	4,377
20,144	3.950%, 07/01/20 - 07/01/21	22,101
2,896	3.960%, 08/01/20	3,170
5,720	3.970%, 06/01/21 - 07/01/21	6,279
2,000	3.980%, 11/01/16	2,004
2,262	3.990%, 07/01/21	2,485
26,059	4.000%, 11/01/33 - 07/01/42	28,182
3,000	4.020%, 06/01/21	3,304
1,600	4.040%, 10/01/20	1,761
3,316	4.050%, 08/01/21	3,673
8,000	4.060%, 07/01/21	8,850
7,701	4.066%, 07/01/20	8,448
2,257	4.070%, 10/01/21	2,506
10,882	4.080%, 11/01/26	12,262
1,876	4.120%, 04/01/20	2,062
2,330	4.130%, 07/01/20	2,563
4,502	4.150%, 08/01/21	4,973
2,260	4.160%, 03/01/21	2,505
6,124	4.160%, 07/01/21	6,806
4,403	4.240%, 06/01/21	4,910
2,000	4.250%, 04/01/21	2,237

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
22,991	4.281%, 01/01/20	25,044
4,000	4.290%, 06/01/20	4,427
890	4.297%, 01/01/21	992
1,464	4.300%, 04/01/21	1,635
7,588	4.310%, 06/01/21	8,490
2,386	4.320%, 06/01/21	2,672
1,461	4.330%, 02/01/21	1,631
1,205	4.330%, 07/01/21	1,351
9,000	4.340%, 06/01/21	10,065
5,836	4.350%, 04/01/20 - 02/01/21	6,485
3,937	4.380%, 01/01/21 - 04/01/21	4,400
3,290	4.381%, 04/01/20	3,657
6,624	4.399%, 02/01/20	7,340
5,800	4.400%, 02/01/20	6,437
5,900	4.480%, 02/01/21 - 06/01/21	6,659
145	4.500%, 08/01/33	157
3,434	4.552%, 08/01/26	3,871
4,768	4.640%, 01/01/21	5,383
2,858	4.762%, 08/01/26	3,335
3,868	4.970%, 02/01/31	4,540
1,506	5.000%, 04/01/22 - 01/01/36	1,684
1,587	5.500%, 03/01/17 - 04/01/38	1,738
1,966	6.000%, 02/01/36 - 11/01/39	2,168
366	6.500%, 10/01/35 - 06/01/36	420
1,895	7.000%, 12/01/36 - 10/01/46	2,146
6	10.332%, 06/15/21	6
2	11.000%, 08/20/20	2
28	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	29
	Government National Mortgage Association II, 30 Year, Single Family,
3,109	4.250%, 12/20/44	3,342
595	5.500%, 09/20/39	660
3,130	6.000%, 08/20/39	3,600
2,243	6.500%, 10/20/33 - 01/20/39	2,584
16	7.500%, 02/20/28 - 09/20/28	20
23	8.000%, 06/20/26 - 10/20/27	28
15	8.500%, 03/20/25 - 05/20/25	17
	Government National Mortgage Association II, Other,
3,066	4.433%, 05/20/63	3,372
2,074	4.462%, 05/20/63	2,281
3,121	4.479%, 04/20/63	3,432
199	6.000%, 11/20/38	215
	Government National Mortgage Association, 15 Year, Single Family,
111	6.000%, 06/15/18	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13	7.000%, 10/15/16	13
24	7.500%, 11/15/17	25
5	8.000%, 01/15/16	5
	Government National Mortgage Association, 30 Year, Single Family,
77	6.375%, 08/15/26	88
1,955	6.500%, 10/15/27 - 04/15/33	2,281
1,693	7.000%, 09/15/31 - 03/15/37	2,013
58	7.500%, 11/15/22 - 01/15/33	61
2	8.000%, 09/15/22	3
6	9.000%, 01/15/31	6
367	9.500%, 10/15/24	411
1	11.000%, 01/15/21	1
	Government National Mortgage Association, Other, 20 Year, Single Family,
373	6.500%, 08/15/22 - 11/15/23	427
43	7.000%, 08/15/23	46

	Total Mortgage Pass-Through Securities (Cost $950,945)	986,391

U.S. Treasury Obligations — 0.5%
	U.S. Treasury Coupon STRIPS,
6,000	2.293%, 05/15/21 (n)	5,355
500	2.530%, 05/15/23 (n)	424
1,000	2.532%, 11/15/22 (n)	861
2,500	2.598%, 02/15/23 (n)	2,136
500	3.204%, 08/15/30 (n)	342
800	3.228%, 02/15/30 (n)	554
800	3.287%, 08/15/31 (n)	528
650	5.574%, 11/15/30 (n)	439
500	5.784%, 02/15/29 (n)	356
200	5.948%, 08/15/28 (n)	145
700	U.S. Treasury Notes, 1.750%, 10/31/20	704

	Total U.S. Treasury Obligations (Cost $11,158)	11,844

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
1,548	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	1,540
504	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	502
732	Progress Residential LP, Revolving Loan, VAR, 3.755%, 09/04/15 (i)	729
3,305	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	3,288

	Total Loan Assignments (Cost $6,089)	6,059

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 5.5%
	Investment Company — 5.5%
143,446	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $143,446)	143,446

	Total Investments — 100.2% (Cost $2,511,544)	2,589,451
	Liabilities in Excess of Other Assets — (0.2)%	(4,322)

	NET ASSETS — 100.0%	$2,585,129

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.9%
8,070	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.971%, 12/27/22 (e)	8,114
3,633	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.348%, 04/25/36	3,601
	Ally Auto Receivables Trust,
356	Series 2011-4, Class A4, 1.140%, 06/15/16	356
3,191	Series 2012-1, Class A4, 1.210%, 07/15/16	3,194
118	Series 2012-2, Class A3, 0.740%, 04/15/16	118
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,793
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,015
2,171	Series 2012-4, Class A4, 0.800%, 10/16/17	2,170
2,135	Series 2012-5, Class A3, 0.620%, 03/15/17	2,135
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,203
	American Credit Acceptance Receivables Trust,
296	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	296
1,164	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,164
566	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	567
624	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	624
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,413
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,516
	AmeriCredit Automobile Receivables Trust,
1,029	Series 2012-3, Class A3, 0.960%, 01/09/17	1,029
861	Series 2012-4, Class A3, 0.670%, 06/08/17	861
1,742	Series 2013-4, Class A2, 0.740%, 11/08/16	1,742
603	Series 2014-1, Class A3, 0.900%, 02/08/19	602
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,491
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,270
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.296%, 08/25/32	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

495	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	495
1,150	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,150
121	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	121
	Bear Stearns Asset-Backed Securities Trust,
469	Series 2003-SD2, Class 2A, VAR, 2.853%, 06/25/43	468
452	Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	432
7,856	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	7,850
1,824	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,816
17,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,147
2,283	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	2,287
	Capital Auto Receivables Asset Trust,
4,891	Series 2013-3, Class A2, 1.040%, 11/21/16	4,897
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,105
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,306
3,520	Series 2014-1, Class A2, 0.960%, 04/20/17	3,521
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,033
2,068	Series 2014-3, 1.480%, 11/20/18	2,064
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,435
	CarFinance Capital Auto Trust,
326	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	326
419	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	420
6,182	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	6,171
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,562
16,488	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	16,447

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
7,224	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	7,195
	CarMax Auto Owner Trust,
2,260	Series 2011-1, Class A4, 2.160%, 09/15/16	2,262
947	Series 2011-2, Class A4, 1.350%, 02/15/17	950
1,147	Series 2012-1, Class A3, 0.890%, 09/15/16	1,148
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,042
2,098	Series 2012-3, Class A3, 0.520%, 07/17/17	2,097
3,955	Series 2013-1, Class A3, 0.600%, 10/16/17	3,955
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,802
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,923
3,240	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	3,237
4,090	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,184
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,385
	Citibank Credit Card Issuance Trust,
6,160	Series 2014-A2, Class A2, 1.020%, 02/22/19	6,156
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,776
	CNH Equipment Trust,
3,025	Series 2011-B, Class A4, 1.290%, 09/15/17	3,030
820	Series 2012-B, Class A3, 0.860%, 09/15/17	820
1,538	Series 2012-C, Class A3, 0.570%, 12/15/17	1,538
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,432
4,900	Series 2014-B, Class A3, 0.910%, 05/15/19	4,893
4,882	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	4,882
325	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, VAR, 0.661%, 12/25/35	324
	CPS Auto Receivables Trust,
1,100	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,896	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,923
1,105	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,100
1,447	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,450
2,782	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,785
2,204	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	2,199
4,844	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	4,823
6,371	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	6,362
	CPS Auto Trust,
1,837	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,846
2,620	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,625
	Credit Acceptance Auto Loan Trust,
2,229	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	2,234
7,564	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	7,583
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,209
89	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	96
295	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.481%, 11/25/35	294
1,496	CWABS, Inc. Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.071%, 10/25/34	1,448
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,511
3,195	DT Auto Owner Trust, Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	3,193
	Exeter Automobile Receivables Trust,
330	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	331
728	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	728
2,882	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,885
1,486	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,480
5,142	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	5,131

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
11,865	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	11,864
12	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	13
6,466	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	6,475
5,281	First Investors Auto Owner Trust, Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	5,278
	Flagship Credit Auto Trust,
1,347	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,348
4,567	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	4,593
3,270	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	3,263
9,839	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	9,826
16,044	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,039
	Ford Credit Auto Owner Trust,
165	Series 2012-A, Class A3, 0.840%, 08/15/16	166
11,340	Series 2012-B, Class A4, 1.000%, 09/15/17	11,370
1,389	Series 2013-A, Class A3, 0.550%, 07/15/17	1,389
7,560	Series 2013-C, Class A3, 0.820%, 12/15/17	7,569
3,511	Series 2014-B, Class A3, 0.900%, 10/15/18	3,511
13,418	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	13,491
2,143	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,138
6,831	GM Financial Automobile Leasing Trust, Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,830
	GMAT Trust,
3,138	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	3,164
1,593	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,590
8,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,940
14,078	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	13,972
2	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	2

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Honda Auto Receivables Owner Trust,
305	Series 2012-1, Class A3, 0.770%, 01/15/16	305
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,749
631	Series 2012-2, Class A3, 0.700%, 02/16/16	631
2,492	Series 2014-1, Class A3, 0.670%, 11/21/17	2,487
2,605	Series 2014-2, Class A3, 0.770%, 03/19/18	2,601
6,679	Series 2015-1, Class A3, 1.050%, 10/15/18	6,667
3,711	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	3,696
	Huntington Auto Trust,
1,108	Series 2012-1, Class A3, 0.810%, 09/15/16	1,108
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,851
8,505	Series 2012-2, Class A3, 0.510%, 04/17/17	8,503
	Hyundai Auto Receivables Trust,
5,342	Series 2010-B, Class A4, 1.630%, 03/15/17	5,345
3,393	Series 2012-A, Class A4, 0.950%, 12/15/16	3,397
544	Series 2012-B, Class A3, 0.620%, 09/15/16	545
4,800	Series 2012-B, Class A4, 0.810%, 03/15/18	4,807
5,641	Series 2013-A, Class A3, 0.560%, 07/17/17	5,640
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,984
784	Series 2014-A, Class A3, 0.790%, 07/16/18	783
3,265	Series 2014-B, Class A3, 0.900%, 12/17/18	3,261
	John Deere Owner Trust,
95	Series 2012-A, Class A3, 0.750%, 03/15/16	95
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,911
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,321
	LV Tower 52 Issuer LLC,
6,807	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	6,819

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,889	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	5,889
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,211
4,750	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,757
815	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	875
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.421%, 03/25/33	458
545	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.271%, 12/25/31	516
1,303	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,303
6,453	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.521%, 12/07/20	6,460
1,354	Nissan Auto Lease Trust, Series 2014-A, Class A3, 0.800%, 02/15/17	1,352
	Nissan Auto Receivables Owner Trust,
712	Series 2012-A, Class A3, 0.730%, 05/16/16	712
4,031	Series 2012-A, Class A4, 1.000%, 07/16/18	4,042
14,608	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	14,586
10,700	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	10,700
10,043	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	10,054
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,196
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,283
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,387
8,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	8,843
2,354	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	2,358
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/10/20 (e)	11,173
18	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	18

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,151	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	6,166
	Santander Dr. Auto Receivables Trust,
708	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	708
2,241	Series 2013-4, Class A3, 1.110%, 12/15/17	2,245
3,821	Series 2014-3, Class A2A, 0.540%, 08/15/17	3,819
3,710	Series 2014-4, Class A3, 1.080%, 09/17/18	3,706
	SNAAC Auto Receivables Trust,
89	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	89
1,219	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,218
20,769	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	20,825
	Springleaf Funding Trust,
15,714	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	15,741
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,392
14,195	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	14,270
2,276	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	2,264
10,101	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	10,068
	Trafigura Securitisation Finance plc, (Ireland),
4,576	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	4,592
5,462	Series 2014-1A, Class A, VAR, 1.123%, 10/15/21 (e) (i)	5,462
	Truman Capital Mortgage Loan Trust,
6,812	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	6,804
4,128	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	4,123
3,758	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	3,754
13,725	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	13,725
421	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	421
11,390	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	11,351

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
17,228	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	17,287
6,899	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,899
8,622	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	8,621
4,437	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	4,438
5,547	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	5,535
9,816	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	9,821
10,753	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	10,742
10,786	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	10,792
16,551	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	16,553
8,107	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	8,122
6,905	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	6,905
4,356	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	4,370
	World Omni Auto Receivables Trust,
1,530	Series 2012-A, Class A3, 0.640%, 02/15/17	1,530
4,750	Series 2012-A, Class A4, 0.850%, 08/15/18	4,758

	Total Asset-Backed Securities (Cost $879,442)	881,382

Collateralized Mortgage Obligations — 6.3%
	Agency CMO — 5.3%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
671	Series 31, Class Z, 8.000%, 04/25/24	776
107	Series 56, Class Z, 7.500%, 09/20/26	125
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 2, Class Z, 9.300%, 03/15/19	4
2	Series 12, Class A, 9.250%, 11/15/19	2
5	Series 16, Class D, 10.000%, 10/15/19	6
13	Series 17, Class I, 9.900%, 10/15/19	14
22	Series 23, Class F, 9.600%, 04/15/20	24
8	Series 26, Class F, 9.500%, 02/15/20	9
2	Series 81, Class A, 8.125%, 11/15/20	2
9	Series 85, Class C, 8.600%, 01/15/21	11
7	Series 99, Class Z, 9.500%, 01/15/21	7
2	Series 159, Class H, 4.500%, 09/15/21	2
3	Series 189, Class D, 6.500%, 10/15/21	3

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1053, Class G, 7.000%, 03/15/21	2
5		Series 1056, Class KZ, 6.500%, 03/15/21	5
2		Series 1074, Class H, 8.500%, 05/15/21	3
9		Series 1082, Class C, 9.000%, 05/15/21	10
4		Series 1087, Class I, 8.500%, 06/15/21	4
13		Series 1125, Class Z, 8.250%, 08/15/21	15
12		Series 1142, Class IA, 7.000%, 10/15/21	13
1		Series 1169, Class G, 7.000%, 11/15/21	2
21		Series 1343, Class LA, 8.000%, 08/15/22	24
4		Series 1424, Class F, VAR, 1.242%, 11/15/22	4
105		Series 1480, Class LZ, 7.500%, 03/15/23	117
268		Series 1560, Class Z, 7.000%, 08/15/23	297
79		Series 1754, Class Z, 8.500%, 09/15/24	91
212		Series 1779, Class Z, 8.500%, 04/15/25	246
3		Series 1807, Class G, 9.000%, 10/15/20	3
381		Series 1888, Class Z, 7.000%, 08/15/26	425
155		Series 2358, Class PD, 6.000%, 09/15/16	158
198		Series 2363, Class PF, 6.000%, 09/15/16	202
103		Series 2390, Class CH, 5.500%, 12/15/16	105
554		Series 2418, Class MF, 6.000%, 02/15/22	626
61		Series 2425, Class JH, 6.000%, 03/15/17	63
259		Series 2453, Class BD, 6.000%, 05/15/17	268
154		Series 2458, Class OE, 6.000%, 06/15/17	160
105		Series 2496, Class BK, 5.500%, 09/15/17	110
91		Series 2503, Class TG, 5.500%, 09/15/17	95
104		Series 2508, Class AQ, 5.500%, 10/15/17	109
395		Series 2513, Class DB, 5.000%, 10/15/17	416
1,221		Series 2542, Class ES, 5.000%, 12/15/17	1,287
1,148		Series 2546, Class C, 5.000%, 12/15/17	1,211
2,352		Series 2638, Class JG, 5.000%, 02/15/33	2,467
49		Series 2643, Class ME, 3.500%, 03/15/18	49
5,544		Series 2682, Class JG, 4.500%, 10/15/23	5,997
47		Series 2692, Class QD, 5.000%, 12/15/22	47
3,287		Series 2707, Class PE, 5.000%, 11/15/18	3,446
392		Series 2707, Class XE, 5.000%, 12/15/22	393
13,737		Series 2750, Class DE, 4.500%, 02/15/19	14,427
1,648		Series 2761, Class CB, 4.000%, 03/15/19	1,740
827		Series 2773, Class OB, 5.000%, 02/15/19	847
7,642		Series 2843, Class BC, 5.000%, 08/15/19	8,055
2,716		Series 2864, Class NB, 5.500%, 07/15/33	2,880
1,671		Series 2976, Class HZ, 4.500%, 05/15/35	1,791
3,904		Series 2988, Class TY, 5.500%, 06/15/25	4,356

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,011	Series 2989, Class MU, IF, IO, 6.828%, 07/15/34	1,360
7,884	Series 2989, Class TG, 5.000%, 06/15/25	8,518
643	Series 2995, Class FT, VAR, 0.422%, 05/15/29	646
1,220	Series 3002, Class BN, 5.000%, 07/15/35	1,345
4,352	Series 3005, Class ED, 5.000%, 07/15/25	4,828
134	Series 3005, Class PV, IF, 12.458%, 10/15/33	158
1,964	Series 3305, Class IW, IF, IO, 6.278%, 04/15/37	252
25,455	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,317
2,807	Series 3429, Class S, IF, IO, 6.648%, 03/15/38	372
2,347	Series 3546, Class A, VAR, 1.938%, 02/15/39	2,370
2,035	Series 3562, Class KA, 4.000%, 11/15/22	2,052
878	Series 3564, Class JA, 4.000%, 01/15/18	908
3,392	Series 3572, Class JS, IF, IO, 6.628%, 09/15/39	617
8,861	Series 3609, Class SA, IF, IO, 6.168%, 12/15/39	1,922
1,566	Series 3657, Class NK, 4.000%, 08/15/27	1,572
23,343	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,702
4,848	Series 3784, Class S, IF, IO, 6.428%, 07/15/23	545
10,963	Series 3855, Class AM, 6.500%, 11/15/36	12,242
9,555	Series 3977, Class AB, 3.000%, 09/15/29	9,899
7,386	Series 4088, Class LE, 4.000%, 10/15/40	7,706
19,329	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,846
28,723	Series 4229, Class MA, 3.500%, 05/15/41	30,608
18,163	Series 4305, Class A, 3.500%, 06/15/48	18,793
17,072	Series 4305, Class KA, 3.000%, 03/15/38	17,731
	Federal National Mortgage Association - ACES,
6,161	Series 2011-M2, Class A1, 2.019%, 04/25/21	6,253
3,285	Series 2014-M5, Class FA, VAR, 0.514%, 01/25/17	3,287
2,361	Series 2014-M6, Class FA, VAR, 0.454%, 12/25/17	2,363
	Federal National Mortgage Association REMIC,
5	Series 1988-7, Class Z, 9.250%, 04/25/18	6
5	Series 1988-13, Class C, 9.300%, 05/25/18	5

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5	Series 1988-15, Class A, 9.000%, 06/25/18	5
4	Series 1988-16, Class B, 9.500%, 06/25/18	5
4	Series 1989-2, Class D, 8.800%, 01/25/19	5
12	Series 1989-27, Class Y, 6.900%, 06/25/19	12
4	Series 1989-54, Class E, 8.400%, 08/25/19	4
3	Series 1989-66, Class J, 7.000%, 09/25/19	3
3	Series 1989-70, Class G, 8.000%, 10/25/19	3
41	Series 1989-72, Class E, 9.350%, 10/25/19	45
6	Series 1989-89, Class H, 9.000%, 11/25/19	7
2	Series 1989-96, Class H, 9.000%, 12/25/19	2
4	Series 1990-7, Class B, 8.500%, 01/25/20	5
4	Series 1990-12, Class G, 4.500%, 02/25/20	4
27	Series 1990-19, Class G, 9.750%, 02/25/20	29
15	Series 1990-58, Class J, 7.000%, 05/25/20	16
16	Series 1990-61, Class H, 7.000%, 06/25/20	18
8	Series 1990-106, Class J, 8.500%, 09/25/20	8
4	Series 1990-109, Class J, 7.000%, 09/25/20	4
8	Series 1990-111, Class Z, 8.750%, 09/25/20	8
3	Series 1990-117, Class E, 8.950%, 10/25/20	4
4	Series 1990-123, Class G, 7.000%, 10/25/20	5
5	Series 1990-132, Class Z, 7.000%, 11/25/20	6
105	Series 1990-137, Class X, 9.000%, 12/25/20	118
1	Series 1991-53, Class J, 7.000%, 05/25/21	1
6	Series 1991-130, Class C, 9.000%, 09/25/21	7
1	Series 1992-96, Class B, PO, 05/25/22	1
1,034	Series 1992-131, Class KB, 8.000%, 08/25/22	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
904	Series 1992-185, Class L, 8.000%, 10/25/22	1,037
3	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	4
23	Series 1993-235, Class G, PO, 09/25/23	22
1,691	Series 1994-15, Class ZK, 5.500%, 02/25/24	1,820
2,540	Series 1994-43, Class PK, 6.350%, 02/25/24	2,728
1,910	Series 1999-6, Class PB, 6.000%, 03/25/19	2,165
9,468	Series 2001-81, Class HE, 6.500%, 01/25/32	10,912
255	Series 2002-2, Class MG, 6.000%, 02/25/17	261
105	Series 2002-3, Class OG, 6.000%, 02/25/17	108
208	Series 2002-28, Class LD, 6.000%, 05/25/17	214
124	Series 2002-58, Class HC, 5.500%, 09/25/17	132
277	Series 2002-59, Class UC, 5.500%, 09/25/17	288
95	Series 2002-63, Class KC, 5.000%, 10/25/17	99
8,933	Series 2002-64, Class PG, 5.500%, 10/25/32	9,709
482	Series 2003-16, Class LJ, 5.000%, 03/25/18	509
4,504	Series 2003-24, Class PD, 5.000%, 04/25/18	4,715
775	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	116
1,100	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	163
1,182	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	73
669	Series 2003-89, Class DC, 5.000%, 12/25/32	682
886	Series 2003-92, Class HP, 4.500%, 09/25/18	930
979	Series 2003-129, Class ME, 5.000%, 08/25/23	1,016
1,476	Series 2004-53, Class P, 5.500%, 07/25/33	1,518
2,491	Series 2004-60, Class PA, 5.500%, 04/25/34	2,653
628	Series 2004-72, Class F, VAR, 0.671%, 09/25/34	637

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
113	Series 2004-101, Class AR, 5.500%, 01/25/35	123
5,511	Series 2005-19, Class PA, 5.500%, 07/25/34	5,984
125	Series 2005-29, Class QD, 5.000%, 08/25/33	125
2,030	Series 2005-38, Class FK, VAR, 0.471%, 05/25/35	2,043
154	Series 2005-84, Class MB, 5.750%, 10/25/35	171
4,802	Series 2005-87, Class PE, 5.000%, 12/25/33	4,851
2,682	Series 2005-100, Class GC, 5.000%, 12/25/34	2,742
6,301	Series 2006-4, Class PB, 6.000%, 09/25/35	6,962
355	Series 2006-58, Class ST, IF, IO, 6.979%, 07/25/36	94
236	Series 2007-16, Class FC, VAR, 0.921%, 03/25/37	239
473	Series 2007-22, Class SC, IF, IO, 5.909%, 03/25/37	73
5,758	Series 2007-33, Class MS, IF, IO, 6.419%, 04/25/37	810
936	Series 2007-54, Class FA, VAR, 0.571%, 06/25/37	941
3,954	Series 2007-85, Class SH, IF, IO, 6.329%, 09/25/37	497
1,173	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	1,300
785	Series 2008-18, Class SE, IF, IO, 6.099%, 03/25/38	124
440	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	50
95	Series 2008-81, Class KA, 5.000%, 10/25/22	95
2,068	Series 2008-93, Class AM, 5.500%, 06/25/37	2,211
5,085	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	255
4,589	Series 2009-15, Class AC, 5.500%, 03/25/29	5,156
3,843	Series 2009-29, Class LA, VAR, 1.944%, 05/25/39	3,756
2,757	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,062
11,011	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	595

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,825	Series 2009-108, Class VN, 5.000%, 09/25/39	1,831
14,862	Series 2009-112, Class SW, IF, IO, 6.079%, 01/25/40	2,116
1,044	Series 2010-28, Class NK, 5.000%, 10/25/38	1,060
2,192	Series 2010-58, Class MA, 5.500%, 12/25/38	2,292
4,106	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	270
7,181	Series 2010-64, Class DM, 5.000%, 06/25/40	7,846
1,345	Series 2010-64, Class EH, 5.000%, 10/25/35	1,371
8,146	Series 2010-111, Class AE, 5.500%, 04/25/38	8,732
25,095	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	2,014
3,294	Series 2011-36, Class PA, 4.000%, 02/25/39	3,411
12,656	Series 2011-42, Class DE, 3.250%, 11/25/28	13,004
42,680	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	4,924
8,274	Series 2013-1, Class BA, 3.000%, 02/25/40	8,581
16,089	Series 2013-9, Class CB, 5.500%, 04/25/42	17,889
4,910	Series 2013-55, Class BA, 3.000%, 06/25/37	5,085
23,593	Series 2013-83, Class CA, 3.500%, 10/25/37	24,968
14,211	Series 2013-90, Class DK, 3.500%, 12/25/31	15,137
17,384	Series 2013-92, Class A, 3.500%, 12/25/38	18,373
5,058	Series 2013-96, Class CA, 4.000%, 04/25/41	5,465
14,039	Series 2013-96, Class YA, 3.500%, 09/25/38	14,730
23,348	Series 2014-23, Class PA, 3.500%, 08/25/36	24,475
7	Series G-11, Class Z, 8.500%, 05/25/21	8
1	Series G-22, Class ZT, 8.000%, 12/25/16	1
340	Series G92-19, Class M, 8.500%, 04/25/22	385
15	Series G92-35, Class E, 7.500%, 07/25/22	17
480	Series G92-35, Class EA, 8.000%, 07/25/22	527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6	Series G92-40, Class ZC, 7.000%, 07/25/22	7
28	Series G92-44, Class ZQ, 8.000%, 07/25/22	30
14	Series G92-54, Class ZQ, 7.500%, 09/25/22	15
2,424	Series G92-64, Class J, 8.000%, 11/25/22	2,773
1,040	Series G92-66, Class K, 8.000%, 12/25/22	1,166
887	Series G94-6, Class PJ, 8.000%, 05/17/24	1,021
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	1
	Federal National Mortgage Association STRIPS,
5	Series 108, Class 1, PO, 6.479%, 03/25/20 (n)	5
1	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
626	Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	131
681	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	148
435	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	24
1,473	Series 334, Class 9, IO, 6.000%, 03/25/33	305
2,729	Series 343, Class 21, IO, 4.000%, 09/25/18	132
936	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	52
642	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	44
536	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	106
494	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	94
641	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	127
376	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	74
1,083	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	218
1,894	Series 394, Class C3, IO, 6.500%, 09/25/38	361
6,643	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.431%, 11/25/46	6,653
	Government National Mortgage Association,
866	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	120
9,090	Series 2006-23, Class S, IF, IO, 6.327%, 01/20/36	937

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
18,971	Series 2006-26, Class S, IF, IO, 6.327%, 06/20/36	2,773
11,610	Series 2007-16, Class KU, IF, IO, 6.477%, 04/20/37	1,966
3,501	Series 2008-75, Class SP, IF, IO, 7.297%, 08/20/38	585
4,833	Series 2009-14, Class KS, IF, IO, 6.127%, 03/20/39	589
1,380	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	255
11,657	Series 2009-14, Class SA, IF, IO, 5.907%, 03/20/39	1,357
876	Series 2009-45, Class PB, 4.500%, 07/16/33	879
8,634	Series 2009-61, Class PD, 5.000%, 03/16/38	8,976
13,091	Series 2009-106, Class XL, IF, IO, 6.577%, 06/20/37	1,712
920	Series 2010-14, Class QP, 6.000%, 12/20/39	974
7,942	Series 2011-48, Class QA, 5.000%, 08/16/39	8,452
12,834	Series 2012-84, Class AB, 5.000%, 07/16/33	13,528
15,111	Series 2012-96, Class WP, 6.500%, 08/16/42	17,524
4,138	Series 2013-88, Class WA, VAR, 4.987%, 06/20/30	4,498
28,039	Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	28,013
3	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	3
1	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	2
	NCUA Guaranteed Notes Trust,
13,400	Series 2010-R3, Class 1A, VAR, 0.731%, 12/08/20	13,525
5,059	Series 2010-R3, Class 3A, 2.400%, 12/08/20	5,106
7	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	7

		590,813

	Non-Agency CMO — 1.0%
19,643	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	19,601
83	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	89

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
822	Series 2004-4, Class 4A1, 4.750%, 05/25/19	841
1,602	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,619
2,466	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,532
	BCAP LLC Trust,
1,937	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	1,986
2,212	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	2,248
2,492	Series 2010-RR9, Class 1A3, VAR, 2.635%, 08/28/37 (e)	2,495
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,459
165	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	165
406	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	406
	CHL Mortgage Pass-Through Trust,
726	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	739
255	Series 2004-8, Class 2A1, 4.500%, 06/25/19	263
479	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	496
	Citigroup Mortgage Loan Trust,
4,348	Series 2008-AR4, Class 1A1A, VAR, 2.720%, 11/25/38 (e)	4,359
5,457	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	5,589
	Citigroup Mortgage Loan Trust, Inc.,
329	Series 2003-UP3, Class A1, 7.000%, 09/25/33	337
1,526	Series 2004-UST1, Class A6, VAR, 2.478%, 08/25/34	1,461
	Credit Suisse First Boston Mortgage Securities Corp.,
266	Series 2003-17, Class 2A6, 3.500%, 07/25/18	267
724	Series 2003-23, Class 8A1, 5.000%, 09/25/18	736
1,028	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,043
1,453	CSMC, Series 2010-1R, Class 9A1, VAR, 2.774%, 06/27/37 (e)	1,463
709	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.343%, 12/25/14[4]	718

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
852	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	857
1,216	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,222
2,951	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	2,913
6,929	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	6,802
2,326	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.891%, 02/25/35	2,289
	JP Morgan Mortgage Trust,
3,064	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	3,103
4,034	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	4,042
	MASTR Alternative Loan Trust,
110	Series 2004-8, Class 6A1, 5.500%, 09/25/19	114
1,683	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,708
	MASTR Asset Securitization Trust,
288	Series 2002-7, Class 1A1, 5.500%, 11/25/17	296
627	Series 2003-2, Class 1A1, 5.000%, 03/25/18	630
384	Series 2003-11, Class 10A1, 5.000%, 12/25/18	385
960	Series 2004-6, Class 6A1, 4.500%, 07/25/19	964
109	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	111
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
640	Series 2005-AR1, Class 1A1, VAR, 2.460%, 02/25/35	639
129	Series 2005-AR2, Class 3A1, VAR, 0.421%, 05/25/35	129
2,096	Series 2005-AR6, Class 4A1, VAR, 0.431%, 12/25/35	975
1,449	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,464
375	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	376
16	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	17

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Springleaf Mortgage Loan Trust,
4,913	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	4,976
2,982	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,980
2,153	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,151
3,393	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	3,384
1,972	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	2,015
3,900	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,842
	Wells Fargo Mortgage-Backed Securities Trust,
1,245	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	1,250
20	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	20
3,194	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	3,198
1,159	Series 2004-EE, Class 2A2, VAR, 2.612%, 12/25/34	1,179
1,540	Series 2004-EE, Class 3A2, VAR, 2.496%, 12/25/34	1,575
1,531	Series 2004-O, Class A1, VAR, 2.615%, 08/25/34	1,521

		112,039

	Total Collateralized Mortgage Obligations (Cost $696,400)	702,852

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
955	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	955
1,523	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,528
	A10 Term Asset Financing LLC,
10,581	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	10,656
2,992	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,990
	Banc of America Commercial Mortgage Trust,
14,785	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,469
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,191
17,765	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	18,774
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.445%, 06/10/39	6,758
4,355	Series 2005-6, Class B, VAR, 5.153%, 09/10/47	4,464
	Bear Stearns Commercial Mortgage Securities Trust,
527	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	527
1,457	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	1,460
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.226%, 07/15/44	10,212
10,963	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	11,516
4,225	Commercial Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,314
139	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 6.897%, 01/17/32	139
	Commercial Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,053
17,080	Series 2006-GG7, Class A4, VAR, 5.787%, 07/10/38	17,751
14,640	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.684%, 03/15/39	15,080
	DBRR Trust,
3,277	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	3,276
6,952	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	6,994
2,887	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	2,906
58	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	58
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.383%, 12/15/44	4,988
7,162	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,521
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,168
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,010
5,347	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	5,356
	LB-UBS Commercial Mortgage Trust,
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,051
11,517	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,255
3,752	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,107
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.685%, 05/12/39	5,119
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	20,115
14,882	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	16,125
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, Class C, VAR, 5.302%, 01/14/42	5,795
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,640
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,422
	Morgan Stanley Re-REMIC Trust,
12,080	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	12,065
8,556	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	8,562
	NCUA Guaranteed Notes Trust,
9,617	Series 2010-C1, Class A1, 1.600%, 10/29/20	9,633
1,994	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,017
6,223	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.018%, 08/25/29 (e)	6,229
2,269	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	2,269
	TIAA Seasoned Commercial Mortgage Trust,
593	Series 2007-C4, Class A3, VAR, 5.556%, 08/15/39	593

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
27,750	Series 2007-C4, Class AJ, VAR, 5.556%, 08/15/39	28,147
	Wachovia Bank Commercial Mortgage Trust,
1,212	Series 2004-C11, Class A5, VAR, 5.189%, 01/15/41	1,215
20,957	Series 2005-C22, Class AM, VAR, 5.319%, 12/15/44	21,475
4,849	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	4,846

	Total Commercial Mortgage-Backed Securities (Cost $417,702)	402,635

Corporate Bonds — 20.8%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,025	1.400%, 11/02/17	2,014
4,050	2.600%, 12/01/16	4,151
525	5.500%, 01/15/16	546

		6,711

	Automobiles — 0.2%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,091
2,210	1.375%, 08/01/17 (e)	2,212
4,250	1.450%, 08/01/16 (e)	4,280
3,365	1.650%, 04/10/15 (e)	3,370
2,050	1.650%, 03/02/18 (e)	2,058
1,262	1.875%, 01/11/18 (e)	1,274
3,335	2.625%, 09/15/16 (e)	3,417

		17,702

	Internet & Catalog Retail — 0.0% (g)
3,369	Amazon.com, Inc., 2.600%, 12/05/19	3,439

	Media — 0.7%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,600
1,495	7.600%, 10/11/15	1,555
315	8.000%, 10/17/16	350
	CBS Corp.,
1,500	1.950%, 07/01/17	1,514
3,500	2.300%, 08/15/19	3,481
	Comcast Corp.,
675	4.950%, 06/15/16	712
1,685	5.850%, 11/15/15	1,748
1,950	5.875%, 02/15/18	2,201
1,370	5.900%, 03/15/16	1,444
416	6.500%, 01/15/17	458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Cox Communications, Inc.,
505	5.500%, 10/01/15	519
1,190	5.875%, 12/01/16 (e)	1,282
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
8,095	1.750%, 01/15/18	8,072
4,030	2.400%, 03/15/17	4,103
3,131	3.125%, 02/15/16	3,194
1,813	3.500%, 03/01/16	1,857
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,214
4,907	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,485
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,879
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	561
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,001
1,550	1.300%, 02/23/17	1,551
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,237
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,348
2,629	5.875%, 11/15/16	2,842
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,128
4,700	2.500%, 12/15/16	4,807
653	2.500%, 09/01/18	665
1,675	6.250%, 04/30/16	1,777
	Walt Disney Co. (The),
1,696	0.875%, 05/30/17	1,694
304	1.100%, 12/01/17	304

		80,583

	Multiline Retail — 0.0% (g)
2,336	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	2,644
645	Target Corp., 2.300%, 06/26/19	660

		3,304

	Specialty Retail — 0.1%
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,221
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,906
105	5.000%, 10/15/15	108

		5,235

	Total Consumer Discretionary	116,974

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
2,230	5.000%, 03/01/19	2,482
5,847	5.050%, 10/15/16	6,218
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,345
2,375	1.125%, 01/27/17	2,388
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	756
2,375	1.375%, 07/15/17	2,391
1,550	7.750%, 01/15/19	1,875
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,416
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,397
1,773	1.800%, 09/01/16	1,805
461	Diageo Capital plc, (United Kingdom),
	1.500%, 05/11/17	465
400	Diageo Finance B.V., (Netherlands),
	5.300%, 10/28/15	412
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,553
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,755
1,160	Molson Coors Brewing Co., 2.000%, 05/01/17	1,175
2,250	PepsiCo, Inc., 0.700%, 02/26/16	2,256
2,330	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	2,383

		38,072

	Food & Staples Retailing — 0.3%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,661
2,370	CVS Caremark Corp., 3.250%, 05/18/15	2,384
3,125	CVS Health Corp., 2.250%, 12/05/18	3,197
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,889
4,765	2.300%, 01/15/19	4,819
890	3.900%, 10/01/15	906
500	6.400%, 08/15/17	558
	Sysco Corp.,
1,097	1.450%, 10/02/17	1,104
2,350	5.250%, 02/12/18	2,590
3,055	Walgreen Co., 1.800%, 09/15/17	3,088
742	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	750
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,913

		27,859

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,211
2,495	4.100%, 03/15/16	2,566
500	5.100%, 07/15/15	508
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,402
275	6.000%, 11/27/17 (e)	307
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,488
1,529	1.350%, 09/10/15	1,531
1,190	General Mills, Inc., 0.875%, 01/29/16	1,193
	Kellogg Co.,
729	1.750%, 05/17/17	736
3,095	1.875%, 11/17/16	3,140
1,200	3.250%, 05/21/18	1,253
5,324	4.450%, 05/30/16	5,550
	Kraft Foods Group, Inc.,
1,793	Series WI, 2.250%, 06/05/17	1,825
1,340	6.125%, 08/23/18	1,523
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,296
2,145	4.125%, 02/09/16	2,209
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,410
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,750
2,130	6.600%, 04/01/16	2,255

		43,153

	Total Consumer Staples	109,084

	Energy — 2.1%
	Energy Equipment & Services — 0.3%
8,168	Halliburton Co., 1.000%, 08/01/16	8,191
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	5,669
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	897
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,034
2,450	3.450%, 08/01/15	2,470
2,700	Pride International, Inc., 8.500%, 06/15/19	3,210
1,901	Schlumberger Investment S.A., (Luxembourg), Series 144a, 1.250%, 08/01/17 (e)	1,901
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	4,557
528	4.950%, 11/15/15	534
1,300	6.000%, 03/15/18	1,258

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
370	7.375%, 04/15/18	368
1,750	Weatherford International LLC, 6.350%, 06/15/17	1,824
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	551
700	6.000%, 03/15/18	722
1,160	9.625%, 03/01/19	1,310

		36,496

	Oil, Gas & Consumable Fuels — 1.8%
	Anadarko Petroleum Corp.,
5,529	5.950%, 09/15/16	5,931
1,600	8.700%, 03/15/19	1,954
	Apache Corp.,
3,990	1.750%, 04/15/17	4,022
1,030	5.625%, 01/15/17	1,109
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,842
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,373
2,160	5.500%, 02/01/17	2,261
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,123
7,802	1.375%, 11/06/17	7,801
2,935	1.846%, 05/05/17	2,975
4,040	3.200%, 03/11/16	4,144
4,975	3.875%, 03/10/15	4,978
4,300	Buckeye Partners LP, 2.650%, 11/15/18	4,266
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	760
2,585	5.700%, 05/15/17	2,806
1,620	5.900%, 02/01/18	1,789
4,490	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	4,988
	Chevron Corp.,
1,855	1.365%, 03/02/18	1,854
800	1.718%, 06/24/18	808
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,209
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,603
1,065	6.650%, 07/15/18	1,238
6,180	Devon Energy Corp., 2.250%, 12/15/18	6,265
6,150	EnLink Midstream Partners LP, 2.700%, 04/01/19	6,131

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
698	Series L, 6.300%, 09/15/17	782
9,037	Series N, 6.500%, 01/31/19	10,414
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,689
685	5.625%, 06/01/19	775
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	1,003
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,026
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,763
7,358	Marathon Oil Corp., 6.000%, 10/01/17	8,182
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,141
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	365
1,075	1.750%, 02/15/17	1,089
6,769	ONEOK Partners LP, 3.200%, 09/15/18	6,869
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,038
8,292	3.500%, 02/06/17	7,722
2,672	7.875%, 03/15/19	2,673
	Petrobras International Finance Co. S.A., (Cayman Islands),
1,645	3.875%, 01/27/16	1,616
4,300	6.125%, 10/06/16	4,261
2,560	Petroleos Mexicanos, (Mexico), Series WI, 3.125%, 01/23/19	2,604
2,091	Phillips 66, 2.950%, 05/01/17	2,166
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	1,106
2,547	6.125%, 01/15/17	2,761
5,505	6.500%, 05/01/18	6,266
4,907	Southwestern Energy Co., 7.500%, 02/01/18	5,516
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,110
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,909
	Statoil ASA, (Norway),
845	1.250%, 11/09/17	845
235	1.800%, 11/23/16	238
548	Series FXD, 1.950%, 11/08/18	555
2,480	2.250%, 11/08/19	2,516
1,779	3.125%, 08/17/17	1,863

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,318
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,476
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,403
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	289
508	1.000%, 08/12/16	510
924	1.500%, 02/17/17	936
716	1.550%, 06/28/17	723
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,264
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	784
351	1.875%, 01/12/18	353
400	3.400%, 06/01/15	403
1,040	6.500%, 08/15/18	1,195
249	7.690%, 06/30/16	270
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,318
4,070	Western Gas Partners LP, 2.600%, 08/15/18	4,113

		199,448

	Total Energy	235,944

	Financials — 11.4%
	Banks — 4.7%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,452
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,334
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,919
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	1.450%, 05/15/18	1,688
550	1.500%, 01/16/18	548
1,378	1.875%, 10/06/17	1,386
2,800	Reg. S, 3.250%, 03/01/16	2,871
	Bank of America Corp.,
2,765	1.700%, 08/25/17	2,778
23,865	2.000%, 01/11/18	24,012
4,070	Series L, 2.600%, 01/15/19	4,135
5,595	Series L, 2.650%, 04/01/19	5,693
3,715	3.625%, 03/17/16	3,817
3,455	Series 1, 3.750%, 07/12/16	3,573
3,015	3.875%, 03/22/17	3,163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
3,000	4.500%, 04/01/15	3,009
570	4.750%, 08/01/15	580
4,750	Series B, 5.300%, 09/30/15	4,871
4,455	5.625%, 10/14/16	4,754
1,500	Series L, 5.650%, 05/01/18	1,666
1,453	5.750%, 08/15/16	1,540
4,203	5.750%, 12/01/17	4,649
11,010	6.000%, 09/01/17	12,152
4,105	6.400%, 08/28/17	4,568
4,530	6.500%, 08/01/16	4,857
9,731	6.875%, 04/25/18	11,151
2,810	7.625%, 06/01/19	3,395
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,333
300	1.300%, 07/14/17	300
	Bank of Nova Scotia (The), (Canada),
325	0.750%, 10/09/15	325
1,645	1.250%, 04/11/17	1,648
1,390	1.375%, 12/18/17	1,390
5,236	1.650%, 10/29/15 (e)	5,279
5,863	2.050%, 10/30/18	5,916
230	2.550%, 01/12/17	236
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,579
2,640	1.550%, 09/09/16 (e)	2,654
1,800	2.300%, 03/10/19 (e)	1,807
1,000	2.700%, 09/09/18 (e)	1,023
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,955
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,046
1,250	Series 1, 5.000%, 09/22/16	1,325
2,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	2,709
	BB&T Corp.,
673	1.450%, 01/12/18	672
6,720	1.600%, 08/15/17	6,767
2,230	2.150%, 03/22/17	2,271
11,035	3.200%, 03/15/16	11,294
312	3.950%, 04/29/16	323
1,878	5.200%, 12/23/15	1,943
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,694
675	Branch Banking & Trust Co., 1.050%, 12/01/16	675

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,364
3,000	2.600%, 07/02/15 (e)	3,021
2,000	Capital One Bank USA N.A., 2.250%, 02/13/19	2,006
3,750	Capital One N.A., 1.500%, 09/05/17	3,751
	Citigroup, Inc.,
2,280	1.550%, 08/14/17	2,277
3,455	1.700%, 07/25/16	3,478
6,262	1.750%, 05/01/18	6,227
4,998	1.800%, 02/05/18	4,992
2,392	1.850%, 11/24/17	2,396
5,075	2.400%, 02/18/20	5,056
2,700	2.500%, 09/26/18	2,751
2,770	2.500%, 07/29/19	2,803
3,045	2.550%, 04/08/19	3,095
6,381	3.953%, 06/15/16	6,604
12,570	4.450%, 01/10/17	13,255
1,743	4.700%, 05/29/15	1,761
5,621	4.750%, 05/19/15	5,670
1,350	5.500%, 02/15/17	1,449
600	5.850%, 08/02/16	639
5,349	6.125%, 11/21/17	5,965
	Comerica, Inc.,
1,050	2.125%, 05/23/19	1,049
2,040	3.000%, 09/16/15	2,065
1,450	Commonwealth Bank of Australia, (Australia), 1.900%, 09/18/17	1,470
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,005
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,322
	Fifth Third Bancorp,
470	2.300%, 03/01/19	473
7,487	3.625%, 01/25/16	7,667
	Fifth Third Bank,
2,250	1.350%, 06/01/17	2,252
800	1.450%, 02/28/18	797
2,840	2.375%, 04/25/19	2,876
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,493
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,227
1,560	KeyBank N.A., 1.650%, 02/01/18	1,564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
10,775	KeyCorp, 2.300%, 12/13/18	10,932
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	345
2,850	1.450%, 03/07/18	2,842
1,000	2.250%, 07/25/19	1,006
350	6.625%, 12/04/17	394
	Mizuho Bank Ltd., (Japan),
1,000	2.450%, 04/16/19 (e)	1,008
1,189	2.650%, 09/25/19 (e)	1,206
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	685
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,909
960	2.750%, 09/28/15 (e)	972
900	2.750%, 03/09/17	930
3,107	3.000%, 07/27/16 (e)	3,198
2,340	3.750%, 03/02/15 (e)	2,340
1,850	National City Bank, 5.800%, 06/07/17	2,022
4,425	National City Corp., 6.875%, 05/15/19	5,212
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,692
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,766
4,300	PNC Bank N.A., 2.400%, 10/18/19	4,363
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,159
2,155	4.250%, 09/21/15	2,197
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	491
890	1.500%, 01/16/18	893
3,250	1.875%, 02/05/20	3,233
3,500	2.200%, 07/27/18	3,571
12,250	2.300%, 07/20/16	12,512
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	884
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,651
5,560	3.500%, 01/20/17	5,794
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,231
6,100	2.200%, 07/29/15 (e)	6,144
550	2.250%, 11/05/19	557
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,544
1,705	2.450%, 07/27/15	1,720

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
3,630	U.S. Bank N.A., 1.350%, 01/26/18	3,638
	Wachovia Corp.,
22,335	5.625%, 10/15/16	23,957
2,165	5.750%, 06/15/17	2,390
7,617	5.750%, 02/01/18	8,521
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,052
1,750	1.250%, 07/20/16	1,760
1,495	1.400%, 09/08/17	1,502
1,751	1.500%, 07/01/15	1,758
6,780	2.125%, 04/22/19	6,835
7,022	Series N, 2.150%, 01/30/20	7,012
1,040	2.625%, 12/15/16	1,072
5,185	SUB, 3.676%, 06/15/16	5,379
	Wells Fargo Bank N.A.,
1,500	5.000%, 08/15/15	1,530
3,375	5.600%, 03/15/16	3,541
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,141
7,973	3.000%, 12/09/15	8,123

		518,159

	Capital Markets — 2.5%
	Bank of New York Mellon Corp. (The),
4,842	1.300%, 01/25/18	4,829
774	2.150%, 02/24/20	776
610	2.200%, 03/04/19	617
1,100	Series G, 2.200%, 05/15/19	1,114
6,277	2.500%, 01/15/16	6,392
3,430	Series 1, 2.950%, 06/18/15	3,456
	Credit Suisse, (Switzerland),
1,373	1.750%, 01/29/18	1,374
1,250	2.300%, 05/28/19	1,259
9,420	3.500%, 03/23/15	9,436
	Credit Suisse USA, Inc.,
12,188	5.125%, 08/15/15	12,454
395	5.850%, 08/16/16	423
	Deutsche Bank AG, (Germany),
7,149	1.875%, 02/13/18	7,158
1,430	2.500%, 02/13/19	1,456
9,590	3.250%, 01/11/16	9,783
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,640
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
3,119	2.375%, 01/22/18	3,176
3,402	2.625%, 01/31/19	3,461
13,546	3.300%, 05/03/15	13,607
17,355	3.625%, 02/07/16	17,782
14,915	3.700%, 08/01/15	15,092
1,081	5.350%, 01/15/16	1,123
8,390	5.950%, 01/18/18	9,352
7,993	6.150%, 04/01/18	8,984
6,481	7.500%, 02/15/19	7,742
	ING Bank N.V., (Netherlands),
3,000	1.375%, 03/07/16 (e)	3,013
3,772	2.000%, 09/25/15 (e)	3,801
4,640	3.750%, 03/07/17 (e)	4,857
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,442
600	5.125%, 04/13/18	634
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,725
2,047	2.600%, 06/24/19 (e)	2,077
3,303	5.000%, 02/22/17 (e)	3,528
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,163
3,675	4.875%, 08/10/17 (e)	3,914
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,079
883	1.875%, 01/05/18	887
4,000	2.125%, 04/25/18	4,029
7,590	2.375%, 07/23/19	7,637
5,101	2.500%, 01/24/19	5,180
1,845	2.650%, 01/27/20	1,861
7,110	4.750%, 03/22/17	7,584
1,645	5.550%, 04/27/17	1,781
2,640	5.750%, 10/18/16	2,824
7,570	5.950%, 12/28/17	8,418
8,780	6.000%, 04/28/15	8,851
700	6.250%, 08/28/17	777
8,151	6.625%, 04/01/18	9,272
4,161	7.300%, 05/13/19	4,970
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,409
8,505	5.000%, 03/04/15	8,505
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,434
	State Street Corp.,
920	1.350%, 05/15/18	915

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,015	5.375%, 04/30/17	2,195
	UBS AG, (Switzerland),
3,920	2.375%, 08/14/19	3,967
3,126	5.750%, 04/25/18	3,502

		278,447

	Consumer Finance — 2.0%
	American Express Centurion Bank,
950	0.875%, 11/13/15	954
1,633	5.950%, 06/12/17	1,805
1,645	6.000%, 09/13/17	1,832
720	American Express Co., 5.500%, 09/12/16	769
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,728
3,635	1.300%, 07/29/16	3,654
3,450	2.125%, 03/18/19	3,472
8,545	2.250%, 08/15/19	8,619
983	2.375%, 03/24/17	1,010
4,280	2.750%, 09/15/15	4,331
8,262	2.800%, 09/19/16	8,498
2,150	5.300%, 12/02/15	2,228
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,672
1,409	1.125%, 10/07/16	1,417
4,150	1.600%, 02/16/18 (e)	4,174
1,725	2.500%, 09/21/15 (e)	1,745
2,200	3.500%, 03/16/15 (e)	2,202
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,537
3,075	2.150%, 03/23/15	3,078
613	2.450%, 04/24/19	619
7,098	3.150%, 07/15/16	7,283
1,330	5.500%, 06/01/15	1,346
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,633
1,270	0.700%, 02/26/16	1,273
2,115	1.000%, 11/25/16	2,124
630	1.050%, 03/26/15	630
760	Series G, 2.050%, 08/01/16	775
2,130	2.250%, 12/01/19	2,158
275	2.650%, 04/01/16	281
1,700	5.500%, 03/15/16	1,786
1,455	7.050%, 10/01/18	1,713
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,574

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
2,578	1.700%, 05/09/16	2,593
2,900	2.375%, 01/16/18	2,951
6,146	2.375%, 03/12/19	6,223
1,000	2.750%, 05/15/15	1,005
1,575	2.875%, 10/01/18	1,624
6,233	3.000%, 06/12/17	6,443
15,786	3.984%, 06/15/16	16,304
6,730	4.207%, 04/15/16	6,946
2,100	4.250%, 02/03/17	2,211
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,129
2,185	5.250%, 04/15/15	2,197
1,120	5.500%, 01/19/16	1,164
	HSBC U.S.A., Inc.,
5,440	1.625%, 01/16/18	5,448
2,845	1.700%, 03/05/18	2,845
3,333	2.625%, 09/24/18	3,425
	John Deere Capital Corp.,
536	0.700%, 09/04/15	537
1,418	0.875%, 04/17/15	1,419
1,107	1.350%, 01/16/18	1,108
1,351	1.550%, 12/15/17	1,364
790	1.850%, 09/15/16	803
2,600	1.950%, 03/04/19	2,624
2,360	2.000%, 01/13/17	2,410
2,400	2.250%, 06/07/16	2,448
1,335	2.950%, 03/09/15	1,336
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,753
3,380	1.500%, 03/02/18 (e)	3,380
3,883	1.800%, 03/15/18 (e)	3,894
1,900	2.350%, 03/04/19 (e)	1,932
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,305
	Toyota Motor Credit Corp.,
3,576	1.250%, 10/05/17	3,587
7,395	1.375%, 01/10/18	7,423
5,195	2.050%, 01/12/17	5,313
2,250	2.100%, 01/17/19	2,288
3,500	2.125%, 07/18/19	3,564
1,200	2.800%, 01/11/16	1,225
2,737	3.200%, 06/17/15	2,759
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,452
2,363	2.375%, 03/22/17 (e)	2,417

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,050	2.875%, 04/01/16 (e)	2,095

		225,864

	Diversified Financial Services — 1.0%
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,088
500	Boeing Capital Corp., 2.125%, 08/15/16	510
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,935
1,120	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	1,214
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,972
5,897	1.600%, 11/20/17	5,968
6,948	1.625%, 07/02/15	6,978
5,476	2.300%, 04/27/17	5,622
12,870	3.500%, 06/29/15	13,001
2,345	4.375%, 09/21/15	2,395
5,585	5.000%, 01/08/16	5,800
1,000	5.375%, 10/20/16	1,073
1,122	5.400%, 02/15/17	1,218
3,784	5.500%, 01/08/20	4,379
12,920	5.625%, 09/15/17	14,329
12,575	5.625%, 05/01/18	14,139
1,775	6.000%, 08/07/19	2,082
605	Series A, 6.900%, 09/15/15	626
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,547
2,000	MBNA Corp., 5.000%, 06/15/15	2,026
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	495
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	534
3,250	1.900%, 08/10/18	3,301
3,052	3.100%, 06/28/15	3,079
849	3.250%, 09/22/15	862
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,294
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,547

		109,014

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,043
5,000	5.600%, 05/15/15	5,050
1,375	5.800%, 03/15/18	1,549

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	American International Group, Inc.,
4,768	Series NOTE, 2.300%, 07/16/19	4,825
4,436	5.600%, 10/18/16	4,753
2,476	5.850%, 01/16/18	2,776
	Aon Corp.,
896	3.125%, 05/27/16	918
2,343	3.500%, 09/30/15	2,381
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,297
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,287
	CNA Financial Corp.,
1,437	6.500%, 08/15/16	1,544
1,255	6.950%, 01/15/18	1,419
1,790	7.350%, 11/15/19	2,153
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,977
596	Lincoln National Corp., 8.750%, 07/01/19	747
2,340	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	2,363
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,083
1,085	3.125%, 04/14/16 (e)	1,114
	Metropolitan Life Global Funding I,
1,700	1.300%, 04/10/17 (e)	1,707
3,250	1.500%, 01/10/18 (e)	3,256
5,081	2.500%, 09/29/15 (e)	5,139
1,900	3.125%, 01/11/16 (e)	1,943
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	591
3,951	2.150%, 06/18/19 (e)	3,970
920	2.450%, 07/14/16 (e)	940
5,665	3.000%, 05/04/15 (e)	5,692
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,199
4,120	1.600%, 05/29/18 (e)	4,103
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,322
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,151
730	1.125%, 09/18/15 (e)	733
1,000	1.200%, 05/19/17 (e)	1,001
2,969	2.250%, 10/15/18 (e)	3,032
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,525
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,245

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
1,000	5.750%, 12/15/17	1,120
2,561	6.250%, 06/20/16	2,741

		98,689

	Real Estate Investment Trusts (REITs) — 0.3%
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,393
985	5.950%, 02/15/17	1,066
1,450	8.250%, 08/15/19	1,788
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,139
219	5.125%, 03/15/16	228
1,176	5.375%, 08/01/16	1,246
566	5.750%, 06/15/17	621
	HCP, Inc.,
1,975	6.700%, 01/30/18	2,242
4,212	7.072%, 06/08/15	4,280
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	237
285	3.625%, 03/15/16	293
295	6.200%, 06/01/16	313
2,250	Realty Income Corp., 2.000%, 01/31/18	2,263
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,023
2,737	2.200%, 02/01/19	2,772
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,744
	Ventas Realty LP/Ventas Capital Corp.,
1,569	2.000%, 02/15/18	1,580
1,060	3.125%, 11/30/15	1,079

		29,307

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	517
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,018

		6,535

	Total Financials	1,266,015

	Health Care — 1.1%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,204
6,330	2.125%, 05/15/17	6,447
3,345	2.200%, 05/22/19	3,364
1,403	2.300%, 06/15/16	1,426
100	5.850%, 06/01/17	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
435	6.150%, 06/01/18	495
3,140	Biogen Idec, Inc., 6.875%, 03/01/18	3,619
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,520
2,346	2.450%, 10/15/15	2,371
905	Gilead Sciences, Inc., 2.050%, 04/01/19	916

		22,472

	Health Care Equipment & Supplies — 0.1%
225	Baxter International, Inc., 1.850%, 01/15/17	228
	Becton, Dickinson & Co.,
580	1.800%, 12/15/17	585
1,130	2.675%, 12/15/19	1,154
	Medtronic, Inc.,
1,158	1.500%, 03/15/18 (e)	1,161
1,925	3.000%, 03/15/15	1,926

		5,054

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,143
2,640	2.200%, 03/15/19	2,652
1,865	Anthem, Inc., 2.300%, 07/15/18	1,890
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,872
846	2.400%, 11/15/19	851
	Express Scripts Holding Co.,
3,280	1.250%, 06/02/17	3,275
2,140	7.250%, 06/15/19	2,570
	Laboratory Corp. of America Holdings,
2,562	2.200%, 08/23/17	2,595
2,618	2.500%, 11/01/18	2,661
2,214	3.125%, 05/15/16	2,265
3,250	5.625%, 12/15/15	3,368
	McKesson Corp.,
544	0.950%, 12/04/15	545
1,698	2.284%, 03/15/19	1,711
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	829
1,405	7.125%, 03/15/18	1,623
	Quest Diagnostics, Inc.,
2,215	3.200%, 04/01/16	2,265
800	5.450%, 11/01/15	824
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,592
1,582	1.400%, 10/15/17	1,595

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
250	1.875%, 11/15/16	254
380	5.375%, 03/15/16	398
935	6.000%, 06/15/17	1,039
250	6.000%, 02/15/18	283
	WellPoint, Inc.,
2,220	2.250%, 08/15/19	2,226
3,118	5.875%, 06/15/17	3,422

		43,748

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	679
	Thermo Fisher Scientific, Inc.,
2,165	1.300%, 02/01/17	2,166
1,525	1.850%, 01/15/18	1,531
3,143	3.200%, 03/01/16	3,212
2,455	5.000%, 06/01/15	2,484

		10,072

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,100	1.200%, 11/06/15	1,103
2,685	1.750%, 11/06/17	2,706
3,090	Actavis, Inc., 1.875%, 10/01/17	3,085
600	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	610
1,075	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	1,143
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	819
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	662
1,165	Hospira, Inc., 6.050%, 03/30/17	1,277
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,316
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,525
2,400	Mylan, Inc., 1.350%, 11/29/16	2,397
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	368
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,789
1,815	Sanofi, (France), 1.250%, 04/10/18	1,813
3,950	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	4,045
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,075
875	Zoetis, Inc., 1.875%, 02/01/18	874

		32,607

	Total Health Care	113,953

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,582
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,427
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,252
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,891
1,300	7.650%, 05/01/16	1,403
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,036
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,058
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,378
655	Textron, Inc., 5.600%, 12/01/17	715
595	United Technologies Corp., 1.800%, 06/01/17	608

		16,350

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,585

	Commercial Services & Supplies — 0.1%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,330
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,706
1,220	Waste Management, Inc., 2.600%, 09/01/16	1,247

		13,283

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,000

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,468
6,084	1.500%, 11/02/17	6,108
700	Emerson Electric Co., 4.875%, 10/15/19	785

		9,361

	Industrial Conglomerates — 0.0% (g)
800	Cooper U.S., Inc., 5.450%, 04/01/15	803
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	544
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	721

		2,068

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	236
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	938
1,909	1.950%, 03/01/19	1,924

		3,098

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,576
1,750	5.750%, 03/15/18	1,965
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,308
1,720	7.250%, 05/15/19	2,055
	CSX Corp.,
1,532	6.250%, 04/01/15	1,538
1,028	6.250%, 03/15/18	1,164
1,456	7.900%, 05/01/17	1,656
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,955
1,012	2.750%, 03/15/17 (e)	1,039
3,038	5.600%, 05/01/15 (e)	3,061
1,841	6.200%, 11/01/16 (e)	1,989
1,035	6.375%, 10/15/17 (e)	1,162
	Norfolk Southern Corp.,
1,100	5.750%, 01/15/16	1,148
1,500	5.900%, 06/15/19	1,732
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,887
527	2.500%, 06/15/19 (e)	525
2,103	3.125%, 05/11/15 (e)	2,112
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,711
885	2.550%, 06/01/19	894
1,000	3.600%, 03/01/16	1,026
	Union Pacific Corp.,
696	1.800%, 02/01/20	692
1,075	5.650%, 05/01/17	1,176
1,455	7.000%, 02/01/16	1,533

		44,904

	Total Industrials	91,649

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,708
2,230	2.125%, 03/01/19	2,272
1,960	5.500%, 02/22/16	2,055

		6,035

	Electronic Equipment, Instruments & Components — 0.1%
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,344
5,285	3.375%, 11/01/15	5,377

		11,651

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,868
1,360	1.625%, 10/15/15	1,368
1,379	2.200%, 08/01/19	1,378

		5,614

	IT Services — 0.1%
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,010
5,860	1.950%, 07/22/16	5,973
300	Xerox Business Services LLC, 5.200%, 06/01/15	303
	Xerox Corp.,
5,000	2.750%, 03/15/19	5,057
634	2.950%, 03/15/17	653
600	5.625%, 12/15/19	677
1,390	6.750%, 02/01/17	1,526

		16,199

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,003
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,223
1,988	6.600%, 06/15/17	2,233
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,713

		16,172

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	9,003
	Microsoft Corp.,
349	0.875%, 11/15/17	349
3,455	1.850%, 02/12/20	3,474
	Oracle Corp.,
2,900	2.250%, 10/08/19	2,954
1,660	2.375%, 01/15/19	1,703
5,155	5.250%, 01/15/16	5,370

		22,853

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
6,276	0.450%, 05/03/16	6,280

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
5,915	2.100%, 05/06/19	6,032
6,900	EMC Corp., 1.875%, 06/01/18	6,935
4,472	Hewlett-Packard Co., 2.125%, 09/13/15	4,504

		23,751

	Total Information Technology	102,275

	Materials — 0.6%
	Chemicals — 0.3%
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,947
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,170
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,892
2,840	5.250%, 12/15/16	3,060
	Ecolab, Inc.,
733	1.000%, 08/09/15	735
750	1.450%, 12/08/17	748
3,765	3.000%, 12/08/16	3,886
	Monsanto Co.,
2,206	2.125%, 07/15/19	2,229
960	2.750%, 04/15/16	980
1,941	5.125%, 04/15/18	2,143
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,260
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,296
770	2.300%, 11/15/19	774
146	6.650%, 03/15/18	167
830	Praxair, Inc., 4.625%, 03/30/15	833
502	Rohm & Haas Co., 6.000%, 09/15/17	557

		31,677

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
285	4.125%, 01/15/16	292
975	6.000%, 09/30/16	1,044

		1,336

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
5,035	1.625%, 02/24/17	5,111
1,365	1.875%, 11/21/16	1,389
375	5.250%, 12/15/15	389
	Freeport-McMoRan, Inc.,
2,417	2.150%, 03/01/17	2,408
350	Series WI, 2.375%, 03/15/18	343

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,673
530	5.850%, 06/01/18	593
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	4,901
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,168
897	2.250%, 09/20/16	912
5,724	TCI Communications, Inc., 8.750%, 08/01/15	5,916
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	5,413
4,915	3.150%, 01/15/17	4,998

		35,214

	Total Materials	68,227

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
6,383	0.900%, 02/12/16	6,383
400	1.400%, 12/01/17	396
596	1.600%, 02/15/17	597
3,260	1.700%, 06/01/17	3,270
4,285	2.300%, 03/11/19	4,296
1,310	2.375%, 11/27/18	1,323
666	2.500%, 08/15/15	672
200	2.950%, 05/15/16	204
6,676	5.500%, 02/01/18	7,341
1,773	5.600%, 05/15/18	1,971
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,429
1,992	2.350%, 02/14/19	2,013
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,919
4,860	5.750%, 03/23/16	5,105
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,535
1,056	Orange S.A., (France), 2.750%, 02/06/19	1,089
	Telefonica Emisiones S.A.U., (Spain),
1,711	3.192%, 04/27/18	1,785
1,121	3.992%, 02/16/16	1,153
500	6.421%, 06/20/16	533
	Verizon Communications, Inc.,
3,816	1.350%, 06/09/17	3,816
8,450	2.000%, 11/01/16	8,576

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
6,296	2.500%, 09/15/16	6,439
5,750	2.550%, 06/17/19	5,850
6,440	6.100%, 04/15/18	7,279

		76,974

	Wireless Telecommunication Services — 0.1%
2,031	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	2,247
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	2,905
1,335	7.500%, 03/15/15	1,338
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,549
4,340	1.625%, 03/20/17	4,370
1,396	5.625%, 02/27/17	1,510

		13,919

	Total Telecommunication Services	90,893

	Utilities — 1.0%
	Electric Utilities — 0.6%
2,898	American Electric Power Co., Inc., 1.650%, 12/15/17	2,912
	Arizona Public Service Co.,
4,295	6.250%, 08/01/16	4,625
400	8.750%, 03/01/19	504
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,017
525	Series 104, 5.950%, 08/15/16	561
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	468
1,480	5.250%, 01/15/18	1,640
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,124
505	2.150%, 11/15/16	515
1,565	3.350%, 04/01/15	1,569
1,240	Duke Energy Florida, Inc., 5.650%, 06/15/18	1,402
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,149
1,019	Entergy Corp., 3.625%, 09/15/15	1,032
225	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	254
1,000	Exelon Corp., 4.900%, 06/15/15	1,012
565	Kansas City Power & Light Co., 5.850%, 06/15/17	620
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	824

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,043
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,736
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	931
496	1.339%, 09/01/15	498
355	2.600%, 09/01/15	358
250	6.000%, 03/01/19	286
4,249	7.875%, 12/15/15	4,482
371	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	414
530	Ohio Power Co., Series K, 6.000%, 06/01/16	563
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,962
250	PacifiCorp, 5.650%, 07/15/18	283
1,567	PECO Energy Co., 1.200%, 10/15/16	1,575
875	Pennsylvania Electric Co., 6.050%, 09/01/17	970
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,197
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,019
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	454
370	Progress Energy, Inc., 5.625%, 01/15/16	385
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,463
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,387
	Public Service Electric & Gas Co.,
2,050	2.000%, 08/15/19	2,069
1,150	2.700%, 05/01/15	1,154
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,765
1,662	Southern California Edison Co., 1.845%, 02/01/22	1,664
	Southern Co. (The),
1,170	1.300%, 08/15/17	1,171
4,440	1.950%, 09/01/16	4,505
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	570
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,378
820	5.000%, 06/30/19	920
448	5.950%, 09/15/17	498
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,171
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	3,002

		70,101

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.0% (g)
314	Atmos Energy Corp., 8.500%, 03/15/19	390
	CenterPoint Energy Resources Corp.,
1,627	6.125%, 11/01/17	1,815
2,715	6.150%, 05/01/16	2,872

		5,077

	Independent Power & Renewable Electricity Producers — 0.1%
798	Exelon Generation Co. LLC, 2.950%, 01/15/20	805
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,959
1,000	5.320%, 09/15/16	1,065

		6,829

	Multi-Utilities — 0.3%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,412
1,785	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	1,781
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	381
800	Series B, 6.850%, 06/01/15	812
	CMS Energy Corp.,
1,000	5.050%, 02/15/18	1,086
330	8.750%, 06/15/19	413
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	2,915
	Consumers Energy Co.,
648	Series P, 5.500%, 08/15/16	691
455	6.125%, 03/15/19	531
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	749
1,778	Series A, 1.400%, 09/15/17	1,785
335	2.250%, 09/01/15	337
1,100	6.400%, 06/15/18	1,263
824	DTE Energy Co., 2.400%, 12/01/19	834
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,275
	NiSource Finance Corp.,
1,275	5.250%, 09/15/17	1,394
2,655	6.400%, 03/15/18	3,023
685	6.800%, 01/15/19	807
	Sempra Energy,
940	2.300%, 04/01/17	960
1,880	6.500%, 06/01/16	2,010
1,300	9.800%, 02/15/19	1,673

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
1,090	TECO Finance, Inc., 6.572%, 11/01/17	1,206

		28,338

	Total Utilities	110,345

	Total Corporate Bonds (Cost $2,294,143)	2,305,359

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15 (m)	30,437
1,370	Province of Ontario, (Canada), 2.300%, 05/10/16	1,398

	Total Foreign Government Securities (Cost $31,732)	31,835

Mortgage Pass-Through Securities — 4.0%
	Federal Home Loan Mortgage Corp.,
526	ARM, 1.634%, 08/01/37	558
2,155	ARM, 1.937%, 05/01/37	2,266
1,868	ARM, 1.949%, 03/01/37	1,969
455	ARM, 2.017%, 06/01/36	481
3,146	ARM, 2.050%, 10/01/36	3,339
1,587	ARM, 2.055%, 12/01/36	1,674
1,140	ARM, 2.111%, 04/01/37	1,206
891	ARM, 2.195%, 03/01/37	942
228	ARM, 2.209%, 03/01/35	240
1,319	ARM, 2.225%, 08/01/36	1,398
54	ARM, 2.235%, 01/01/27	56
974	ARM, 2.241%, 11/01/36	1,037
570	ARM, 2.250%, 11/01/37	606
891	ARM, 2.265%, 12/01/36	950
184	ARM, 2.276%, 02/01/37	196
361	ARM, 2.280%, 12/01/36	385
792	ARM, 2.302%, 10/01/37	853
80	ARM, 2.331%, 12/01/27	85
2,113	ARM, 2.337%, 01/01/37	2,256
194	ARM, 2.368%, 07/01/36	208
1,317	ARM, 2.395%, 08/01/37	1,422
2	ARM, 2.417%, 12/01/17	2
5,400	ARM, 2.480%, 08/01/36 - 06/01/37	5,795
6,107	ARM, 2.482%, 06/01/37	6,555
229	ARM, 2.489%, 04/01/37	246
521	ARM, 2.611%, 08/01/37	544
2,351	ARM, 2.629%, 04/01/38	2,531
1,874	ARM, 2.658%, 01/01/38	2,021
1,848	ARM, 2.665%, 03/01/36	1,989
1,088	ARM, 2.794%, 03/01/37	1,167

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
884	ARM, 2.818%, 02/01/37	952
4,041	ARM, 2.846%, 03/01/35	4,340
2,853	ARM, 2.901%, 10/01/35	3,065
5,407	ARM, 3.029%, 03/01/36	5,836
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
29,046	4.000%, 07/01/18 - 06/01/26	31,030
401	4.500%, 04/01/16 - 10/01/18	421
8,015	5.000%, 03/01/18 - 01/01/21	8,500
17,984	5.500%, 08/01/19 - 01/01/24	19,539
5,585	6.000%, 08/01/16 - 12/01/23	5,941
4,249	6.500%, 07/01/16 - 08/01/21	4,411
1,597	7.000%, 03/01/17	1,646
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
962	6.000%, 01/01/19 - 10/01/24	1,087
3,607	6.500%, 08/01/18 - 03/01/26	4,111
46	7.500%, 10/01/16 - 07/01/18	47
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
26,479	5.500%, 03/01/34 - 07/01/37	29,873
256	6.000%, 07/01/32	291
528	7.000%, 08/01/38	592
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
10,292	7.500%, 12/01/36	12,465
2,734	10.000%, 10/01/30	3,097
68	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	70
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
12	8.000%, 04/01/17 - 05/01/19	12
5	8.250%, 08/01/17	5
	Federal National Mortgage Association,
49	ARM, 1.331%, 08/01/37	50
2,536	ARM, 1.483%, 08/01/37	2,650
980	ARM, 1.515%, 04/01/37	1,018
2,210	ARM, 1.712%, 07/01/37	2,320
1,321	ARM, 1.809%, 02/01/37	1,392
2,247	ARM, 1.817%, 01/01/37	2,368
14	ARM, 1.875%, 03/01/19	14
12	ARM, 1.875%, 01/01/19	12
218	ARM, 1.895%, 01/01/35	229
39	ARM, 1.898%, 07/01/37	41
372	ARM, 2.044%, 07/01/37	392
15	ARM, 2.068%, 07/01/27	15

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

489		ARM, 2.092%, 05/01/36	516
296		ARM, 2.118%, 01/01/37	314
1,027		ARM, 2.121%, 09/01/34	1,094
1,346		ARM, 2.155%, 07/01/36 - 10/01/36	1,433
722		ARM, 2.158%, 12/01/35	766
122		ARM, 2.189%, 12/01/36	130
2,964		ARM, 2.197%, 12/01/36	3,155
1,636		ARM, 2.206%, 11/01/37	1,746
113		ARM, 2.212%, 04/01/36	118
1,624		ARM, 2.222%, 11/01/37	1,727
19		ARM, 2.240%, 06/01/27	19
1,049		ARM, 2.242%, 08/01/36	1,144
1,208		ARM, 2.244%, 08/01/36	1,289
240		ARM, 2.248%, 08/01/36	255
2,110		ARM, 2.257%, 11/01/37	2,252
486		ARM, 2.269%, 10/01/36	514
667		ARM, 2.322%, 04/01/37	713
11		ARM, 2.325%, 05/01/25	11
2,612		ARM, 2.332%, 03/01/37	2,792
208		ARM, 2.334%, 12/01/36	223
28		ARM, 2.336%, 06/01/36	29
—	(h)	ARM, 2.345%, 10/01/27	1
1,122		ARM, 2.360%, 12/01/37	1,211
1,417		ARM, 2.385%, 08/01/36	1,520
5		ARM, 2.397%, 08/01/36	5
287		ARM, 2.455%, 03/01/47	297
3		ARM, 2.480%, 08/01/17	3
2		ARM, 2.625%, 08/01/19	2
468		ARM, 2.651%, 12/01/36	504
8		ARM, 2.722%, 10/01/25	8
3,324		ARM, 2.736%, 03/01/36	3,562
5		ARM, 2.875%, 11/01/16	5
4,410		ARM, 2.911%, 03/01/36	4,728
3,356		ARM, 2.928%, 03/01/36	3,587
3,136		ARM, 2.944%, 10/01/35	3,357
492		ARM, 3.020%, 04/01/38	500
		Federal National Mortgage Association, 15 Year, Single Family,
759		4.000%, 08/01/18 - 01/01/19	803
2,358		4.500%, 05/01/18 - 05/01/19	2,474
3,419		5.000%, 12/01/17 - 07/01/20	3,616
34,359		5.500%, 01/01/18 - 07/01/25	37,181
14,950		6.000%, 11/01/17 - 07/01/24	16,086
8,351		6.500%, 03/01/17 - 03/01/23	8,807
866		7.000%, 03/01/15 - 01/01/18	891
1		7.500%, 05/01/15	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
30	8.000%, 11/01/15 - 10/01/16	31
	Federal National Mortgage Association, 20 Year, Single Family,
953	5.500%, 05/01/27	1,070
1,567	6.000%, 03/01/18 - 04/01/24	1,778
2,638	6.500%, 03/01/17 - 03/01/25	3,017
737	7.000%, 08/01/20 - 08/01/21	793
1	7.500%, 06/01/16	1
5	8.000%, 11/01/15	5
	Federal National Mortgage Association, 30 Year, FHA/VA,
158	5.500%, 08/01/34	178
13	8.500%, 03/01/27	14
	Federal National Mortgage Association, 30 Year, Single Family,
23,138	5.000%, 10/01/39	26,024
32,779	5.500%, 12/01/32 - 04/01/37	37,148
20,791	6.000%, 04/01/35 - 01/01/38	23,796
13,863	6.500%, 03/01/26 - 10/01/38	15,860
5,715	7.000%, 04/01/37 - 08/01/37	6,461
90	8.000%, 12/01/30	103
4	8.500%, 09/01/21	4
25	9.000%, 02/01/31	26
21	9.500%, 07/01/28	23
6	10.000%, 02/01/24	6
	Federal National Mortgage Association, Other,
105	4.000%, 07/01/17	112
135	4.500%, 12/01/19	139
451	5.500%, 06/01/16 - 09/01/17	476
255	6.000%, 09/01/17	265
	Government National Mortgage Association II,
149	ARM, 1.625%, 07/20/21 - 01/20/28	155
53	ARM, 2.000%, 08/20/16 - 09/20/22	56
8	ARM, 2.500%, 12/20/17 - 05/20/21	8
17	ARM, 3.000%, 01/20/16 - 05/20/20	17
3	ARM, 3.500%, 10/20/17 - 12/20/17	3
6	ARM, 4.000%, 03/20/16 - 08/20/18	6
	Government National Mortgage Association II, 30 Year, Single Family,
4,965	6.000%, 09/20/38	5,642
10,487	7.000%, 08/20/38 - 09/20/38	12,112
15	7.500%, 09/20/28	19
30	8.000%, 09/20/26 - 12/20/27	35
37	8.500%, 03/20/25 - 04/20/25	42
1,894	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	2,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association, 30 Year, Single Family,
5,276	6.500%, 09/15/38	6,440
11	8.500%, 04/15/25	14
8	9.000%, 09/15/24 - 10/15/26	10
205	9.500%, 07/15/20 - 12/15/25	236
1	12.000%, 11/15/19	1

	Total Mortgage Pass-Through Securities (Cost $432,678)	444,366

Supranational — 0.0% (g)
2,235	African Development Bank, (Supranational), 6.875%, 10/15/15	2,311
881	Corp. Andina de Fomento, 3.750%, 01/15/16	903

	Total Supranational (Cost $3,202)	3,214

U.S. Government Agency Securities — 5.7%
	Federal Home Loan Banks,
34,970	0.500%, 09/28/16	34,928
21,685	3.125%, 03/11/16	22,301
39,150	4.750%, 12/16/16	42,024
	Federal Home Loan Mortgage Corp.,
32,050	1.000%, 03/08/17	32,267
20,000	1.150%, 02/13/18	19,959
21,815	1.250%, 05/12/17	22,040
20,000	1.650%, 11/15/19	19,907
35,680	2.000%, 08/25/16	36,473
75,000	2.500%, 05/27/16	76,917
35,000	5.250%, 04/18/16	36,923
	Federal National Mortgage Association,
30,000	0.375%, 12/21/15	30,031
25,650	0.875%, 05/21/18	25,388
48,185	1.125%, 04/27/17	48,570
20,000	1.250%, 09/28/16	20,220
20,000	1.625%, 10/26/15	20,186
20,000	1.630%, 01/10/20	19,865
20,450	1.710%, 01/15/20	20,314
22,000	2.250%, 03/15/16	22,433
20,000	2.375%, 04/11/16	20,444
3,315	5.000%, 03/15/16	3,475
5,000	5.000%, 02/13/17	5,418
14,550	5.250%, 09/15/16	15,595
21,155	5.375%, 06/12/17	23,436
11,200	Federal National Mortgage Association STRIPS, 1.169%, 07/15/16 (n)	11,119

	Total U.S. Government Agency Securities (Cost $627,605)	630,233

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 50.9%
	U.S. Treasury Notes,
20,000	0.250%, 08/15/15	20,011
65,000	0.250%, 09/15/15	65,041
26,000	0.250%, 09/30/15	26,018
80,000	0.250%, 10/15/15	80,050
10,000	0.250%, 10/31/15	10,006
60,000	0.250%, 02/29/16	59,977
40,000	0.375%, 02/15/16	40,047
45,000	0.375%, 03/15/16	45,039
260,000	0.500%, 07/31/17	258,070
160,000	0.625%, 05/31/17	159,612
225,000	0.625%, 08/31/17	223,734
165,000	0.625%, 09/30/17	163,904
170,000	0.625%, 11/30/17	168,566
210,000	0.625%, 04/30/18	207,047
110,000	0.750%, 06/30/17	109,931
135,000	0.750%, 10/31/17	134,420
281,000	0.750%, 12/31/17	279,309
20,000	0.750%, 02/28/18	19,841
135,000	0.875%, 11/30/16	135,770
148,365	0.875%, 12/31/16	149,223
220,000	0.875%, 01/31/17	221,151
95,000	0.875%, 02/28/17	95,453
120,000	0.875%, 04/30/17	120,450
185,000	1.000%, 08/31/16	186,474
170,000	1.000%, 09/30/16	171,394
185,000	1.000%, 10/31/16	186,489
80,000	1.000%, 03/31/17	80,556
20,000	1.000%, 05/31/18	19,927
15,000	1.000%, 06/30/19	14,742
50,000	1.000%, 08/31/19	49,031
85,000	1.250%, 08/31/15	85,478
70,000	1.250%, 09/30/15	70,454
55,000	1.250%, 10/31/15	55,382
105,000	1.250%, 10/31/18	105,008
35,000	1.250%, 11/30/18	34,984
175,000	1.250%, 01/31/19	174,576
20,000	1.375%, 11/30/15	20,177
15,000	1.375%, 06/30/18	15,116
50,000	1.375%, 09/30/18	50,277
90,000	1.375%, 02/28/19	90,148
50,000	1.500%, 06/30/16	50,719
109,000	1.500%, 07/31/16	110,618
30,000	1.500%, 08/31/18	30,309
30,000	1.500%, 12/31/18	30,230
160,000	1.750%, 05/31/16	162,737

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

140,000	2.000%, 01/31/16	142,220
60,000	2.000%, 04/30/16	61,144
30,000	2.125%, 12/31/15	30,471
145,000	2.125%, 02/29/16	147,651
15,000	2.250%, 11/30/17	15,533
50,000	2.250%, 07/31/18	51,809
75,000	2.375%, 03/31/16	76,676
10,000	2.375%, 07/31/17	10,377
40,000	2.625%, 04/30/16	41,059
20,000	2.625%, 04/30/18	20,962
105,000	2.750%, 11/30/16	109,019
35,000	3.125%, 10/31/16	36,507
51,835	3.125%, 01/31/17	54,342
37,000	3.125%, 04/30/17	38,925
125,000	3.250%, 12/31/16	131,094
45,000	4.500%, 11/15/15	46,368
45,000	4.500%, 02/15/16	46,811

	Total U.S. Treasury Obligations (Cost $5,627,342)	5,648,464

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
504	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	501
7,325	Progress Residential LP, Revolving Loan, VAR, 3.755%, 09/04/15 (i)	7,288
12,393	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	12,331

	Total Loan Assignments (Cost $20,222)	20,120

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
44,920	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $44,920)	44,920

	Total Investments — 100.1% (Cost $11,075,388)	11,115,380
	Liabilities in Excess of Other Assets — (0.1)%	(13,694)

	NET ASSETS — 100.0%	$11,101,686

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 61.2%
	Consumer Discretionary — 14.1%
	Auto Components — 1.2%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
596	3.500%, 03/15/17	603
515	4.875%, 03/15/19	530
1,730	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,841

		2,974

	Automobiles — 3.1%
3,893	FCA U.S. LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	4,113
1,465	General Motors Co., 3.500%, 10/02/18	1,509
2,267	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	2,363

		7,985

	Distributors — 0.1%
300	VWR Funding, Inc., 7.250%, 09/15/17	314

	Hotels, Restaurants & Leisure — 2.3%
225	CCM Merger, Inc., 9.125%, 05/01/19 (e)	245
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	261
250	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	276
	MGM Resorts International,
500	8.625%, 02/01/19	575
1,575	11.375%, 03/01/18	1,913
420	MTR Gaming Group, Inc., 11.500%, 08/01/19	456
575	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	588
231	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	245
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,207

		5,766

	Household Durables — 2.7%
388	Jarden Corp., 7.500%, 05/01/17	428
100	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/20 (e)	105
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,442
167	4.500%, 11/15/19	171
2,005	Series B, 12.250%, 06/01/17	2,385
868	M/I Homes, Inc., 8.625%, 11/15/18	896
805	Standard Pacific Corp., 8.375%, 05/15/18	922

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — continued
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	496

		6,845

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	193

	Media — 4.2%
250	AMC Entertainment, Inc., 9.750%, 12/01/20	275
	Cablevision Systems Corp.,
1,500	7.750%, 04/15/18	1,672
841	8.000%, 04/15/20	958
550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	582
	DISH DBS Corp.,
250	4.250%, 04/01/18	251
1,150	4.625%, 07/15/17	1,177
2,522	7.875%, 09/01/19	2,846
350	iHeartCommunications, Inc., 9.000%, 12/15/19	346
798	Interactive Data Corp., 5.875%, 04/15/19 (e)	806
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,159
707	Numericable-SFR SAS, (France), 4.875%, 05/15/19 (e)	707

		10,779

	Multiline Retail — 0.0% (g)
74	J.C. Penney Corp., Inc., 8.125%, 10/01/19	72

	Specialty Retail — 0.4%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	374
575	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	614

		988

	Total Consumer Discretionary	35,916

	Consumer Staples — 2.1%
	Beverages — 0.0% (g)
125	Cott Beverages, Inc., 6.750%, 01/01/20 (e)	125

	Food & Staples Retailing — 1.0%
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,597
910	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	951

		2,548

	Food Products — 1.1%
1,197	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,255

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Food Products — continued
	1,466	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,513

			2,768

		Total Consumer Staples	5,441

		Energy — 4.4%
		Energy Equipment & Services — 0.5%
	414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	252
	200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	183
	305	PHI, Inc., 5.250%, 03/15/19	277
	600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	562

			1,274

		Oil, Gas & Consumable Fuels — 3.9%
		Chesapeake Energy Corp.,
	250	3.250%, 03/15/16	250
	702	VAR, 3.503%, 04/15/19	689
	250	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	254
	250	Comstock Resources, Inc., 7.750%, 04/01/19	155
	530	CONSOL Energy, Inc., 8.250%, 04/01/20	553
	185	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	98
	50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	51
NOK	2,000	Exmar Netherlands B.V., (Netherlands), VAR, 5.950%, 07/07/17	262
	1,250	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,291
		Hilcorp Energy I LP/Hilcorp Finance Co.,
	450	7.625%, 04/15/21 (e)	469
	250	8.000%, 02/15/20 (e)	256
	500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	521
	650	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	569
	270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	263
	560	Peabody Energy Corp., 6.000%, 11/15/18	510
	400	Sabine Oil & Gas Corp., 9.750%, 02/15/17	184
	600	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	519
	204	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 01/15/18 (e)	212
	691	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	731
	1,213	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,177

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
920	WPX Energy, Inc., 5.250%, 01/15/17	938

		9,952

	Total Energy	11,226

	Financials — 4.2%
	Banks — 2.4%
	CIT Group, Inc.,
4,156	3.875%, 02/19/19	4,192
660	5.000%, 05/15/17	686
1,250	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,309

		6,187

	Consumer Finance — 1.3%
	Ally Financial, Inc.,
1,700	4.750%, 09/10/18	1,768
1,035	6.250%, 12/01/17	1,118
445	General Motors Financial Co., Inc., 3.500%, 07/10/19	458

		3,344

	Diversified Financial Services — 0.1%
370	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	369

	Insurance — 0.4%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	969

	Total Financials	10,869

	Health Care — 7.2%
	Health Care Equipment & Supplies — 2.9%
450	Alere, Inc., 7.250%, 07/01/18	483
1,550	Biomet, Inc., 6.500%, 10/01/20	1,641
2,500	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,638
400	Hologic, Inc., 6.250%, 08/01/20	419
1,050	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,148
300	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	299
800	Teleflex, Inc., 6.875%, 06/01/19	834

		7,462

	Health Care Providers & Services — 3.9%
950	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	983
500	Fresenius Medical Care U.S. Finance, Inc., 6.500%, 09/15/18 (e)	558

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	HCA, Inc.,
721	3.750%, 03/15/19	736
620	4.250%, 10/15/19	642
325	8.000%, 10/01/18	379
2,050	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,135
851	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	878
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19 (e)	834
1,500	5.500%, 03/01/19 (e)	1,527
350	6.250%, 11/01/18	382
650	United Surgical Partners International, Inc., 9.000%, 04/01/20	697
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	135

		9,886

	Pharmaceuticals — 0.4%
1,075	Valeant Pharmaceuticals International, Inc., (Canada), 6.750%, 08/15/18 (e)	1,142

	Total Health Care	18,490

	Industrials — 8.1%
	Aerospace & Defense — 0.8%
	Bombardier, Inc., (Canada),
450	4.750%, 04/15/19 (e)	439
89	5.500%, 09/15/18 (e)	91
1,200	7.500%, 03/15/18 (e)	1,278
398	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	354

		2,162

	Air Freight & Logistics — 0.3%
608	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	532
122	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	130

		662

	Airlines — 0.6%
1,148	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,213
10	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	11
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	347

		1,571

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — 0.2%
600	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	615

	Commercial Services & Supplies — 2.9%
	ADT Corp. (The),
710	2.250%, 07/15/17	703
800	4.125%, 04/15/19	811
630	Casella Waste Systems, Inc., 7.750%, 02/15/19	636
455	Deluxe Corp., 7.000%, 03/15/19	471
1,770	ILFC E-Capital Trust I, VAR, 4.370%, 12/21/65 (e)	1,673
473	Jaguar Holding Co. I, 9.375%, (cash) 10/15/17 (e) (v)	484
	R.R. Donnelley & Sons Co.,
150	6.125%, 01/15/17	159
1,625	7.250%, 05/15/18	1,812
425	8.250%, 03/15/19	495

		7,244

	Construction & Engineering — 0.6%
1,375	Tutor Perini Corp., 7.625%, 11/01/18	1,423

	Electrical Equipment — 0.4%
680	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	711
350	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	379

		1,090

	Machinery — 0.7%
590	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	612
1,000	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	860
356	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	382

		1,854

	Marine — 0.1%
300	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	306

	Road & Rail — 0.5%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
450	4.875%, 11/15/17	462
300	VAR, 3.012%, 12/01/17	302
600	Hertz Corp. (The), 7.500%, 10/15/18	621

		1,385

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 1.0%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	492
2,000	International Lease Finance Corp., 3.875%, 04/15/18	2,050

		2,542

	Total Industrials	20,854

	Information Technology — 3.0%
	Communications Equipment — 0.7%
500	Alcatel-Lucent USA, Inc., 4.625%, 07/01/17 (e)	516
590	Avaya, Inc., 7.000%, 04/01/19 (e)	596
585	Goodman Networks, Inc., 12.125%, 07/01/18	573

		1,685

	Electronic Equipment, Instruments & Components — 0.7%
1,790	Viasystems, Inc., 7.875%, 05/01/19 (e)	1,888

	Internet Software & Services — 0.5%
1,135	IAC/InterActiveCorp., 4.875%, 11/30/18	1,175

	IT Services — 0.3%
300	First Data Corp., 7.375%, 06/15/19 (e)	315
460	IGATE Corp., 4.750%, 04/15/19	467

		782

	Semiconductors & Semiconductor Equipment — 0.8%
2,250	Advanced Micro Devices, Inc., 6.750%, 03/01/19	2,234

	Total Information Technology	7,764

	Materials — 10.2%
	Chemicals — 1.3%
1,150	Ashland, Inc., 3.875%, 04/15/18	1,196
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	533
1,000	PolyOne Corp., 7.375%, 09/15/20	1,061
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	637

		3,427

	Construction Materials — 1.4%
400	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	443
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	975
910	9.500%, 06/15/18 (e)	1,002
450	VAR, 5.003%, 10/15/18 (e)	469
425	Headwaters, Inc., 7.250%, 01/15/19	445
160	U.S. Concrete, Inc., 8.500%, 12/01/18	170

		3,504

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — 1.9%
1,350	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.241%, 12/15/19 (e)	1,326
450	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 6.000%, 06/15/17 (e)	455
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,250	7.125%, 04/15/19	1,297
935	7.875%, 08/15/19	992
700	8.500%, 05/15/18	722

		4,792

	Metals & Mining — 5.4%
230	AK Steel Corp., 8.750%, 12/01/18	247
2,200	Alcoa, Inc., 5.720%, 02/23/19	2,433
635	Aleris International, Inc., 7.625%, 02/15/18	632
1,100	APERAM S.A., (Luxembourg), 7.750%, 04/01/18 (e)	1,143
	ArcelorMittal, (Luxembourg),
3,770	6.125%, 06/01/18	4,085
500	10.600%, 06/01/19	618
580	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	597
	Commercial Metals Co.,
345	6.500%, 07/15/17	364
875	7.350%, 08/15/18	949
260	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	242
	FMG Resources August 2006 Pty Ltd., (Australia),
250	6.000%, 04/01/17 (e)	252
144	6.875%, 02/01/18 (e)	145
200	8.250%, 11/01/19 (e)	189
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	627
400	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	400
435	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	445
90	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	94
200	United States Steel Corp., 7.000%, 02/01/18	214

		13,676

	Paper & Forest Products — 0.2%
429	Mercer International, Inc., 7.000%, 12/01/19 (e)	447

	Total Materials	25,846

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	265

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 5.6%
	Diversified Telecommunication Services — 4.2%
500	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	529
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,669	7.250%, 10/30/17	2,780
530	8.125%, 04/30/20	556
1,000	CenturyLink, Inc., Series R, 5.150%, 06/15/17	1,055
215	Cincinnati Bell, Inc., 8.375%, 10/15/20	229
1,152	Frontier Communications Corp., 8.125%, 10/01/18	1,310
1,380	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	1,428
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	712
1,260	Level 3 Financing, Inc., 8.125%, 07/01/19	1,334
615	VAR, 3.826%, 01/15/18	623
120	Sprint Capital Corp., 6.900%, 05/01/19	124
50	Windstream Corp., 7.875%, 11/01/17	54

		10,734

	Wireless Telecommunication Services — 1.4%
1,000	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	1,163
	T-Mobile USA, Inc.,
2,076	5.250%, 09/01/18	2,158
369	6.464%, 04/28/19	383

		3,704

	Total Telecommunication Services	14,438

	Utilities — 2.3%
	Electric Utilities — 0.2%
633	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	624

	Gas Utilities — 0.2%
600	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	627

	Independent Power & Renewable Electricity Producers — 1.9%
2,500	AES Corp., VAR, 3.262%, 06/01/19	2,462
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	1,015
1,100	NRG Energy, Inc., 7.625%, 01/15/18	1,221

		4,698

	Total Utilities	5,949

	Total Corporate Bonds (Cost $158,747)	156,793

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Security — 0.1% (x)
	Financials — 0.1%
	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19 (Cost $204)	211

SHARES
Preferred Stocks — 0.6%
	Financials — 0.6%
	Consumer Finance — 0.2%
23	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	609

	Insurance — 0.4%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.373%, 03/30/15 ($1,000 par value) @	843

	Total Preferred Stocks (Cost $1,493)	1,452

PRINCIPAL AMOUNT
Loan Assignments — 33.6%
	Consumer Discretionary — 11.0%
	Auto Components — 0.9%
1,891	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,879
424	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	424

		2,303

	Automobiles — 0.3%
645	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	643

	Hotels, Restaurants & Leisure — 2.1%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	738
187	Dave & Buster’s, Inc., Term Loan, VAR, 4.250%, 07/25/20	187
835	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	840
358	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	360
888	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	887
990	Intrawest Operations Group LLC, Term Loan, VAR, 5.500%, 12/09/20	991
98	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	98
373	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20	373
433	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	434

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
353	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	353

		5,261

	Household Durables — 0.2%
250	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	249
60	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	60
131	WNA Holdings, Inc., Term Loan, VAR, 4.500%, 06/07/20	130

		439

	Internet & Catalog Retail — 0.2%
573	Leonardo Acquisition Corp., 1st Lien Term Loan, VAR, 4.250%, 01/29/21	572

	Leisure Products — 0.7%
1,760	Delta 2 Lux Sarl, 1st Lien Term Loan B-3, VAR, 4.750%, 07/30/21	1,751

	Media — 4.3%
142	iHeartCommunications, Inc., Extended Term Loan E, VAR, 7.672%, 07/30/19	138
720	iHeartCommunications, Inc., Tranche D Term Loan, VAR, 6.922%, 01/30/19	689
494	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	492
560	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	558
1,844	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	1,842
1,340	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17 ^	1,325
1,826	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	1,822
2,368	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	2,363
150	VISANT Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	149
1,782	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	1,747

		11,125

	Multiline Retail — 1.0%
987	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	979
1,593	Neiman Marcus Group Ltd. LLC, Term Loan, VAR, 4.250%, 10/25/20	1,579

		2,558

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.8%
1,613	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,518
514	PetSmart, Inc., Term Loan B, VAR, 02/09/22 ^	518

		2,036

	Textiles, Apparel & Luxury Goods — 0.5%
1,303	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	1,241

	Total Consumer Discretionary	27,929

	Consumer Staples — 6.8%
	Food & Staples Retailing — 3.1%
1,366	Albertsons LLC, Term Loan B-2, VAR, 5.375%, 03/21/19	1,374
750	Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	756
2,544	New Albertson’s, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21 ^	2,540
644	Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	646
2,551	SUPERVALU, Inc., New Term Loan B, VAR, 4.500%, 03/21/19 ^	2,554

		7,870

	Food Products — 3.7%
3,075	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,067
2,122	H.J. Heinz Co., 1st Lien Term Loan B-2, VAR, 3.500%, 06/05/20	2,123
866	Hearthside Group Holdings LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21	867
144	Hostess Brands LLC, Term B, VAR, 6.750%, 04/09/20	146
2,806	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20	2,788
543	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	540

		9,531

	Total Consumer Staples	17,401

	Energy — 2.7%
	Energy Equipment & Services — 0.8%
99	Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%, 03/31/21	77
297	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	216
370	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	293
1,090	Seadrill Operating LP, Initial Term Loan, VAR, 4.000%, 02/21/21	881

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	267

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Energy Equipment & Services — continued
368	Seventy Seven Operating LLC, Term Loan, VAR, 3.750%, 06/25/21	332
436	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	341

		2,140

	Oil, Gas & Consumable Fuels — 1.9%
98	Alon USA Partners LP, MLP Term Loan, VAR, 9.250%, 11/26/18	97
230	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	229
411	CITGO Petroleum Corp., 1st Lien Term LoanB, VAR, 4.500%, 07/29/21	403
875	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	849
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	546
355	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	341
246	Navios Maritime Partners LP, Term Loan, VAR, 5.250%, 06/27/18	246
723	Overseas Shipholding Group, Inc., Initial Term Loan, VAR, 5.250%, 08/05/19	716
691	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	651
310	Sabine Oil & Gas LLC, Term Loan, VAR, 8.750%, 12/31/18	201
607	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21	567

		4,846

	Total Energy	6,986

	Financials — 1.3%
	Capital Markets — 0.2%
489	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	485

	Diversified Financial Services — 0.9%
40	Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	40
163	Ascensus, Inc., Initial Term Loan, VAR, 5.000%, 12/02/19	163
1,591	ROC Finance LLC, 1st Lien Initial Term Loan B, VAR, 5.000%, 06/20/19 ^	1,508
501	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21	494
130	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	127

		2,332

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 0.2%
574	Hub International Ltd., Initial Term Loan, VAR, 4.250%, 10/02/20	567

	Total Financials	3,384

	Health Care — 1.3%
	Biotechnology — 0.1%
275	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 5.000%, 12/13/19	277

	Health Care Providers & Services — 0.3%
259	AmSurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	259
109	CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19	109
516	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	511

		879

	Life Sciences Tools & Services — 0.3%
440	INC Research Holdings, Inc., Term Loan, VAR, 4.500%, 11/12/21	439
245	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	245

		684

	Pharmaceuticals — 0.6%
476	Grifols Worldwide Operations Ltd., Tranch B-1 Term Loan, VAR, 3.172%, 02/27/21	475
923	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	917
219	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	217

		1,609

	Total Health Care	3,449

	Industrials — 3.7%
	Air Freight & Logistics — 0.1%
8	CEVA Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	8
48	CEVA Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	44
46	CEVA Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, VAR, 6.500%, 03/19/21	42
66	CEVA Logistics Holdings, Inc., US Term Loan, VAR, 6.500%, 03/19/21	60

		154

	Airlines — 0.2%
392	Delta Air Lines, Inc., 2014 Term Loan B-1, VAR, 3.250%, 10/18/18	391

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Airlines — continued
9	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	9
221	LM US Member LLC,1st Lien Term Loan, VAR, 4.750%, 10/25/19	221

		621

	Building Products — 0.5%
831	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	816
396	Norcraft Cos. LP, Initial Term Loan, VAR, 5.250%, 12/13/20	395

		1,211

	Commercial Services & Supplies — 1.4%
140	Garda World Security Corp., Delayed Draw Term Loan B, VAR, 4.000%, 11/06/20	139
549	Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20	544
398	Harland Clarke Holdings Corp., Tranche B-2 Extended Term Loan, VAR, 5.505%, 06/30/17	399
1,209	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	1,213
526	Multi Packaging Solutions, Inc., New USD Term Loan B, VAR, 4.250%, 09/30/20	521
363	St. George’s University, Term Loan, VAR, 5.750%, 08/06/21	360
349	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	350
99	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	98

		3,624

	Construction & Engineering — 0.0% (g)
125	Stonewall Gas Gathering LLC, VAR, 8.750%, 01/28/22	124

	Electrical Equipment — 0.1%
144	Alliance Laundry Systems LLC, 1st Lien New Term Loan, VAR, 4.250%, 12/10/18	144

	Industrial Conglomerates — 0.1%
301	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	287

	Machinery — 0.5%
625	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	615
700	Onex Wizard Acquisition Co. II S.C.A., 1st Lien Term Loan, VAR, 01/29/22 ^	704

		1,319

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — 0.3%
420	Drillships Ocean Ventures Inc., Term Loan, VAR, 5.500%, 07/25/21	351
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	323

		674

	Professional Services — 0.2%
453	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	453

	Road & Rail — 0.0% (g)
99	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.753%, 05/23/19	98

	Trading Companies & Distributors — 0.3%
535	McJunkin Red Man Corp., Term Loan, VAR, 5.000%, 11/08/19	516
168	STS Operating, Inc., New Term Loan, VAR, 4.753%, 02/12/21	167

		683

	Total Industrials	9,392

	Information Technology — 1.4%
	Communications Equipment — 0.2%
441	Avaya, Inc., 1st Lien Term Loan B-3, VAR, 4.672%, 10/26/17	428

	Electronic Equipment, Instruments & Components — 0.4%
1,340	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	1,345

	Internet Software & Services — 0.1%
174	Go Daddy Operating Co., LLC, Initial Term Loan, VAR, 4.750%, 05/13/21	174

	IT Services — 0.3%
730	First Data Corp., 2021 Dollar Term Loan, VAR, 4.172%, 03/24/21	732

	Semiconductors & Semiconductor Equipment — 0.4%
202	Avago Technologies Cayman Ltd., 1st Lien Term Loan, (Singapore), VAR, 3.750%, 05/06/21	202
226	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	225
593	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	596

		1,023

	Total Information Technology	3,702

	Materials — 2.6%
	Chemicals — 1.2%
1,061	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	1,053

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	269

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Chemicals — continued
686	AZ Chem U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21	686
507	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	505
454	OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	452
220	Platform Specialty Products Corp., Term Loan, VAR, 4.750%, 06/07/20	221
98	Tronox Pigments Ltd., Term Loan, VAR, 4.000%, 03/19/20	98

		3,015

	Construction Materials — 0.2%
44	Quikrete Cos., Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	44
496	Quikrete Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/28/20	494

		538

	Containers & Packaging — 0.6%
318	Ardagh MP Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	316
119	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	119
970	Novolex Holdings, Inc. 1st Lien Term Loan, VAR, 6.000%, 12/05/21	973

		1,408

	Metals & Mining — 0.6%
1,112	FMG Resources Pty Ltd., Term Loan B, VAR, 3.750%, 06/30/19	1,029
635	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	606

		1,635

	Total Materials	6,596

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
281	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	281
59	Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	59
1,045	Level 3 Financing, Inc., 2019 Tranche B-3 Term Loan, VAR, 4.000%, 08/01/19	1,043
610	UPC Financing Partnership, Facility AH, USD Term Loan, VAR, 3.250%, 06/30/21 ^	605
425	Virgin Media Ltd., Facility B, Term Loan, VAR, 3.500%, 06/07/20	424

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
142	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	142
247	Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19	247

	Total Telecommunication Services	2,801

	Utilities — 1.7%
	Electric Utilities — 1.3%
197	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B-1, VAR, 3.000%, 05/03/20	194
512	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	514
330	Southeast PowerGen LLC, 1st Lien Term Loan B, VAR, 4.500%, 12/02/21	332
455	Texas Competitive Electric Holdings Co. LLC, Dip Term Loan, VAR, 3.750%, 05/05/16 (d)	457
1,750	Texas Competitive Electric Holdings Co. LLC, 2017 Extended Term Loan, VAR, 4.662%, 10/10/17 (d)	1,118
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.662%, 10/10/14 (d)	743

		3,358

	Independent Power & Renewable Electricity Producers — 0.4%
987	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	984

	Total Utilities	4,342

	Total Loan Assignments (Cost $88,030)	85,982

SHARES
Short-Term Investment — 5.7%
	Investment Company — 5.7%
14,491	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $14,491)	14,491

	Total Investments — 101.2% (Cost $262,965)	258,929
	Liabilities in Excess of Other Assets — (1.2)%	(3,031)

	NET ASSETS — 100.0%	$255,898

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
170	EUR	State Street Corp.	03/24/15	194	190	(4)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
170	EUR	Societe Generale	03/24/15	193	191	2
1,125	NOK	Standard Chartered Bank	03/24/15	148	146	2
				341	337	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	271

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 13.9%
500	Federal Farm Credit Banks, 6.270%, 01/26/16 (m)	527
4,000	Financing Corp. STRIPS, Zero Coupon, 11/30/17	3,880
9,148	New Valley Generation I, 7.299%, 03/15/19 (m)	10,230
3,217	New Valley Generation II, 5.572%, 05/01/20 (m)	3,514

	Total U.S. Government Agency Securities (Cost $17,992)	18,151

U.S. Treasury Obligations — 84.9%
	U.S. Treasury Notes,
10,000	0.250%, 12/15/15	10,003
10,500	0.625%, 04/30/18	10,352
10,000	0.750%, 10/31/17	9,957
5,000	0.750%, 03/31/18	4,954
5,595	0.875%, 12/31/16	5,627
10,000	0.875%, 04/30/17	10,038
2,000	1.000%, 06/30/19	1,966
2,000	1.000%, 08/31/19	1,961
6,000	1.250%, 10/31/18	6,000
5,000	1.500%, 10/31/19	5,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,000	2.000%, 04/30/16	10,191
10,000	2.625%, 02/29/16	10,233
15,000	2.625%, 04/30/16	15,397
4,405	3.125%, 01/31/17	4,618
4,000	3.250%, 12/31/16	4,195

	Total U.S. Treasury Obligations (Cost $110,258)	110,498

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
887	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $887)	887

	Total Investments — 99.5% (Cost $129,137)	129,536
	Other Assets in Excess of Liabilities — 0.5%	667

	NET ASSETS — 100.0%	$130,203

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2015.
AUD	— Australian Dollar
BRL	— Brazilian Real
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-In-Possession
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RON	— Romanian Leu
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
TRY	— Turkish Lira
VA	— Veterans Administration

VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— When-issued security.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2015.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 28, 2015.

^	— All or a portion of the security is unsettled as of February 28, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— Non-deliverable forward. See Note 2.E.(2). in the Notes to Financial Statements.
††	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$53,380

[1] Security matures in 2110.
[2] Security matures in 2105.
[3] Security matures in 2111.
[4] Security matures in 2114.
[5] Security matures in 2112.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$25,956,054	$3,663,184	$1,238,972
Investments in affiliates, at value	2,427,905	322,477	36,791

Total investment securities, at value	28,383,959	3,985,661	1,275,763
Cash	16,435	664	—
Foreign currency, at value	—	135	—
Deposits at broker for futures contracts	—	15	—
Due from custodian	—	2,573	—
Receivables:
Investment securities sold	13,630	3,554	11
Fund shares sold	63,819	10,273	1,830
Interest and dividends from non-affiliates	99,962	24,873	4,243
Dividends from affiliates	103	13	—	(a)
Tax reclaims	—	30	—
Unrealized appreciation on forward foreign currency exchange contracts	—	481	—
Variation margin on centrally cleared swaps	—	6	—
Other assets	—	78	—

Total Assets	28,577,908	4,028,356	1,281,847

LIABILITIES:
Payables:
Investment securities purchased	90,759	18,872	—
Investment securities purchased — delayed delivery securities	78,164	141,630	—
Fund shares redeemed	24,716	2,248	6,384
Variation margin on futures contracts	—	15	—
Unrealized depreciation on forward foreign currency exchange contracts	—	11	—
Unrealized depreciation on unfunded commitments	352	22	—
Accrued liabilities:
Investment advisory fees	5,578	749	51
Administration fees	1,385	206	76
Distribution fees	1,617	265	185
Shareholder servicing fees	2,974	340	7
Custodian and accounting fees	599	154	64
Collateral management fees	—	3	—
Trustees’ and Chief Compliance Officer’s fees	22	4	—
Transfer agent fees	5,014	171	515
Other	1,021	148	105

Total Liabilities	212,201	164,838	7,387

Net Assets	$28,365,707	$3,863,518	$1,274,460

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$27,252,086	$3,757,593	$1,184,657
Accumulated undistributed (distributions in excess of) net investment income	15,306	2,275	1,550
Accumulated net realized gains (losses)	4,247	4,767	17,652
Net unrealized appreciation (depreciation)	1,094,068	98,883	70,601

Total Net Assets	$28,365,707	$3,863,518	$1,274,460

Net Assets:
Class A	$5,034,237	$596,507	$583,764
Class B	19,739	1,342	3,382
Class C	1,047,962	254,815	77,471
Class R2	118,352	19,108	53,792
Class R5	360,868	—	—
Class R6	9,552,192	830,958	—
Institutional Class	—	618,643	—
Select Class	12,232,357	1,542,145	556,051

Total	$28,365,707	$3,863,518	$1,274,460

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	425,268	71,037	52,984
Class B	1,668	159	307
Class C	88,040	30,203	7,056
Class R2	10,010	2,277	4,886
Class R5	30,534	—	—
Class R6	806,461	98,950	—
Institutional Class	—	73,608	—
Select Class	1,033,942	183,766	50,478

Net Asset Value (a):
Class A — Redemption price per share	$11.84	$8.40	$11.02
Class B — Offering price per share (b)	11.84	8.45	11.01
Class C — Offering price per share (b)	11.90	8.44	10.98
Class R2 — Offering and redemption price per share	11.82	8.39	11.01
Class R5 — Offering and redemption price per share	11.82	—	—
Class R6 — Offering and redemption price per share	11.84	8.40	—
Institutional Class — Offering and redemption price per share	—	8.40	—
Select Class — Offering and redemption price per share	11.83	8.39	11.02
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.30	$8.73	$11.45

Cost of investments in non-affiliates	$24,861,634	$3,564,140	$1,168,371
Cost of investments in affiliates	2,427,905	322,477	36,791
Cost of foreign currency	—	140	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund		Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$9,708,557		$1,755,841		$846,015
Investments in affiliates, at value	327,741		16,917		87,763
Investments in affiliates — restricted, at value	—		53,380		—

Total investment securities, at value	10,036,298		1,826,138		933,778
Restricted Cash	—		4,640		—
Cash	21,545		1,629		1,886
Due from custodian	9,771		—		—
Receivables:
Investment securities sold	39,274		—		72
Fund shares sold	315,485		1,637		2,234
Interest and dividends from non-affiliates	154,658		8,487		1,022
Dividends from affiliates	16		—	(a)	3
Tax reclaims	514		—		—
Outstanding swap contracts, at value	—		714		—

Total Assets	10,577,561		1,843,245		938,995

LIABILITIES:
Payables:
Investment securities purchased	250,317		3,033		—
Fund shares redeemed	45,293		939		746
Outstanding swap contracts, at value	—		53,803		—
Accrued liabilities:
Investment advisory fees	3,897		469		102
Administration fees	344		112		18
Distribution fees	324		14		71
Shareholder servicing fees	—	(a)	143		108
Custodian and accounting fees	249		44		49
Collateral management fees	3		20		—
Trustees’ and Chief Compliance Officer’s fees	1		2		—	(a)
Transfer agent fees	1,720		138		68
Other	586		709		68

Total Liabilities	302,734		59,426		1,230

Net Assets	$10,274,827		$1,783,819		$937,765

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$10,136,127	$1,811,757	$1,015,017
Accumulated undistributed (distributions in excess of) net investment income	7,734	(449)	(208)
Accumulated net realized gains (losses)	(44,480)	(1,920)	(75,203)
Net unrealized appreciation (depreciation)	175,446	(25,569)	(1,841)

Total Net Assets	$10,274,827	$1,783,819	$937,765

Net Assets:
Class A	$831,346	$59,129	$204,080
Class B	4,403	—	205
Class C	278,495	4,453	53,773
Class R2	10,544	86	—
Class R5	76,869	12,619	—
Class R6	1,983,909	505,064	42,352
Select Class	7,089,261	1,202,468	637,355

Total	$10,274,827	$1,783,819	$937,765

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	107,838	5,703	20,375
Class B	569	—	21
Class C	36,091	431	5,427
Class R2	1,370	8	—
Class R5	9,913	1,213	—
Class R6	256,212	48,652	4,222
Select Class	915,160	115,970	63,639

Net Asset Value (a):
Class A — Redemption price per share	$7.71	$10.37	$10.02
Class B — Offering price per share (b)	7.74	—	9.93
Class C — Offering price per share (b)	7.72	10.33	9.91
Class R2 — Offering and redemption price per share	7.70	10.37	—
Class R5 — Offering and redemption price per share	7.75	10.41	—
Class R6 — Offering and redemption price per share	7.74	10.38	10.03
Select Class — Offering and redemption price per share	7.75	10.37	10.02
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$8.01	$10.77	$10.25

Cost of investments in non-affiliates	$9,533,111	$1,728,321	$847,856
Cost of investments in affiliates	327,741	16,917	87,763
Cost of investments in affiliates — restricted	—	53,380	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,446,005	$11,070,460		$244,438		$128,649
Investments in affiliates, at value	143,446	44,920		14,491		887

Total investment securities, at value	2,589,451	11,115,380		258,929		129,536
Cash	—	13,100		86		—
Foreign currency, at value	—	—		8		—
Due from custodian	—	—		337		—
Receivables:
Investment securities sold	4,197	21,528		1,204		—
Fund shares sold	5,116	14,618		89		13
Interest and dividends from non-affiliates	6,758	45,061		3,239		902
Dividends from affiliates	5	—	(a)	—	(a)	—	(a)
Tax reclaims	—	—		10		—
Unrealized appreciation on forward foreign currency exchange contracts	—	—		4		—

Total Assets	2,605,527	11,209,687		263,906		130,451

LIABILITIES:
Payables:
Due to custodian	39	—		—		—
Investment securities purchased	11	62,230		7,561		—
Investment securities purchased — delayed delivery securities	13,134	—		—		—
Fund shares redeemed	5,738	40,770		318		123
Unrealized depreciation on forward foreign currency exchange contracts	—	—		4		—
Unrealized depreciation on unfunded commitments	28	90		—		—
Accrued liabilities:
Investment advisory fees	438	1,818		7		1
Administration fees	8	519		—		—
Distribution fees	31	116		1		5
Shareholder servicing fees	136	861		20		25
Custodian and accounting fees	187	299		28		21
Trustees’ and Chief Compliance Officer’s fees	1	12		—	(a)	—	(a)
Audit fees	43	45		63		39
Printing and mailing costs	167	365		3		14
Transfer agent fees	422	839		2		14
Other	15	37		1		6

Total Liabilities	20,398	108,001		8,008		248

Net Assets	$2,585,129	$11,101,686		$255,898		$130,203

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,503,133	$11,057,429	$262,997	$129,759
Accumulated undistributed (distributions in excess of) net investment income	3,620	1,826	195	27
Accumulated net realized gains (losses)	497	2,529	(3,258)	18
Net unrealized appreciation (depreciation)	77,879	39,902	(4,036)	399

Total Net Assets	$2,585,129	$11,101,686	$255,898	$130,203

Net Assets:
Class A	$139,104	$225,852	$1,965	$26,654
Class B	—	478	—	36
Class C	7,704	124,100	324	—
Class R6	1,397,901	2,969,476	80,234	—
Select Class	1,040,420	7,781,780	173,375	103,513

Total	$2,585,129	$11,101,686	$255,898	$130,203

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,939	20,771	201	2,831
Class B	—	43	—	4
Class C	678	11,343	33	—
Class R6	122,771	272,764	8,215	—
Select Class	91,375	714,717	17,758	11,007

Net Asset Value (a):
Class A — Redemption price per share	$11.65	$10.87	$9.76	$9.41
Class B — Offering price per share (b)	—	10.98	—	9.40
Class C — Offering price per share (b)	11.36	10.94	9.75	—
Class R6 — Offering and redemption price per share	11.39	10.89	9.77	—
Select Class — Offering and redemption price per share	11.39	10.89	9.76	9.40
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.10	$11.12	$9.98	$9.63

Cost of investments in non-affiliates	$2,368,098	$11,030,468	$248,474	$128,250
Cost of investments in affiliates	143,446	44,920	14,491	887
Cost of foreign currency	—	—	8	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$755,775	$112,709	$43,559
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	—	499	—
Dividend income from affiliates	567	68	6
Foreign taxes withheld	—	— (a)	—

Total investment income	756,342	113,276	43,565

EXPENSES:
Investment advisory fees	75,681	8,644	4,063
Administration fees	20,830	2,378	1,119
Distribution fees:
Class A	12,626	1,071	1,679
Class B	174	13	29
Class C	8,265	1,810	598
Class R2	581	79	254
Shareholder servicing fees:
Class A	12,626	1,071	1,679
Class B	58	4	10
Class C	2,755	603	199
Class R2	290	40	127
Class R5	175	—	—
Institutional Class	—	367	—
Select Class	27,488	3,396	1,371
Custodian and accounting fees	1,315	414	124
Interest expense to affiliates	—	1	—
Professional fees	296	156	86
Collateral management fees	—	3	—
Trustees’ and Chief Compliance Officer’s fees	260	29	11
Printing and mailing costs	2,181	177	118
Registration and filing fees	468	195	92
Transfer agent fees	13,320	781	2,274
Other	302	40	25

Total expenses	179,691	21,272	13,858

Less fees waived	(32,744)	(2,192)	(4,163)
Less earnings credits	(1)	—	—
Less expense reimbursements	(32)	(24)	(314)

Net expenses	146,914	19,056	9,381

Net investment income (loss)	609,428	94,220	34,184

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	28,085	18,393	47,654
Futures	—	11,636	—
Foreign currency transactions	—	606	—
Swaps	—	(2,213)	—

Net realized gain (loss)	28,085	28,422	47,654

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	438,093	26,357	(25,923)
Futures	—	(523)	—
Foreign currency translations	—	413	—
Swaps	—	(56)	—
Unfunded commitments	(209)	(17)	—

Change in net unrealized appreciation/depreciation	437,884	26,174	(25,923)

Net realized/unrealized gains (losses)	465,969	54,596	21,731

Change in net assets resulting from operations	$1,075,397	$148,816	$55,915

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$635,480	$30,667	$12,529
Interest income from affiliates	—	3	—
Dividend income from non-affiliates	8,832	—	—
Dividend income from affiliates	120	5	29

Total investment income	644,432	30,675	12,558

EXPENSES:
Investment advisory fees	68,331	5,834	2,198
Administration fees	8,684	1,376	726
Distribution fees:
Class A	2,381	160	489
Class B	41	—	2
Class C	2,284	34	411
Class R2	55	1	—
Shareholder servicing fees:
Class A	2,381	160	489
Class B	14	—	1
Class C	761	12	137
Class R2	28	— (a)	—
Class R5	45	6	—
Select Class	17,290	2,961	1,517
Custodian and accounting fees	527	166	123
Professional fees	133	102	88
Collateral management fees	3	20	—
Trustees’ and Chief Compliance Officer’s fees	105	17	8
Printing and mailing costs	1,371	508	52
Registration and filing fees	334	104	97
Transfer agent fees	8,013	241	276
Other	134	53	14

Total expenses	112,915	11,755	6,628

Less fees waived	(23,419)	(2,142)	(1,975)
Less earnings credits	(1)	—	—
Less expense reimbursements	(729)	(29)	—

Net expenses	88,766	9,584	4,653

Net investment income (loss)	555,666	21,091	7,905

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	104,712	2,716	202
Swaps	773	1,216	—

Net realized gain (loss)	105,485	3,932	202

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(358,507)	13,873	3,701
Swaps	—	(40,098)	—

Change in net unrealized appreciation/depreciation	(358,507)	(26,225)	3,701

Net realized/unrealized gains (losses)	(253,022)	(22,293)	3,903

Change in net assets resulting from operations	$302,644	$(1,202)	$11,808

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$91,095	$157,488	$13,569	$1,977
Dividend income from non-affiliates	—	—	85	—
Dividend income from affiliates	27	5	2	— (a)

Total investment income	91,122	157,493	13,656	1,977

EXPENSES:
Investment advisory fees	9,124	27,617	1,354	448
Administration fees	2,153	9,123	224	123
Distribution fees:
Class A	357	581	4	86
Class B	—	5	—	1
Class C	50	1,031	2	—
Shareholder servicing fees:
Class A	357	581	4	86
Class B	—	2	—	— (a)
Class C	17	344	— (a)	—
Select Class	2,590	19,371	504	287
Custodian and accounting fees	414	624	81	38
Interest expense to affiliates	— (a)	—	—	—
Professional fees	111	183	103	68
Trustees’ and Chief Compliance Officer’s fees	27	115	3	1
Printing and mailing costs	206	1,022	17	14
Registration and filing fees	121	362	92	42
Transfer agent fees	618	4,383	11	43
Other	217	141	12	8

Total expenses	16,362	65,485	2,411	1,245

Less fees waived	(7,581)	(10,457)	(767)	(487)
Less earnings credits	—	— (a)	—	—
Less expense reimbursements	(173)	— (a)	—	—

Net expenses	8,608	55,028	1,644	758

Net investment income (loss)	82,514	102,465	12,012	1,219

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,617	6,240	(3,294)	411
Foreign currency transactions	—	—	69	—

Net realized gain (loss)	3,617	6,240	(3,225)	411

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	17,464	(27,414)	(5,302)	(1,151)
Foreign currency translations	—	—	1	—
Unfunded commitments	(13)	(61)	—	—

Change in net unrealized appreciation/depreciation	17,451	(27,475)	(5,301)	(1,151)

Net realized/unrealized gains (losses)	21,068	(21,235)	(8,526)	(740)

Change in net assets resulting from operations	$103,582	$81,230	$3,486	$479

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$609,428	$672,693	$94,220	$94,737
Net realized gain (loss)	28,085	224,590	28,422	27,687
Distributions of capital gains received from investment company affiliates	—	2	—	— (a)
Change in net unrealized appreciation/depreciation	437,884	(976,558)	26,174	(75,615)

Change in net assets resulting from operations	1,075,397	(79,273)	148,816	46,809

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(117,638)	(140,598)	(13,728)	(14,704)
From net realized gains	(5,971)	(28,395)	(3,621)	(2,298)
Class B
From net investment income	(385)	(603)	(42)	(79)
From net realized gains	(26)	(156)	(10)	(15)
Class C
From net investment income	(18,211)	(30,976)	(6,015)	(10,683)
From net realized gains	(1,320)	(7,214)	(1,704)	(1,865)
Class R2
From net investment income	(2,424)	(2,524)	(446)	(346)
From net realized gains	(141)	(593)	(129)	(88)
Class R5
From net investment income	(9,271)	(8,766)	—	—
From net realized gains	(465)	(1,783)	—	—
Class R6
From net investment income	(205,056)	(159,384)	(16,657)	(11,690)
From net realized gains	(9,992)	(32,338)	(3,278)	(2,067)
Institutional Class
From net investment income	—	—	(12,717)	(4,990)
From net realized gains	—	—	(3,486)	(1,972)
Select Class
From net investment income	(274,739)	(311,422)	(44,527)	(51,873)
From net realized gains	(14,890)	(49,794)	(9,745)	(8,326)

Total distributions to shareholders	(660,529)	(774,546)	(116,105)	(110,996)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,873,014	(5,449,845)	1,365,683	(424,274)

NET ASSETS:
Change in net assets	5,287,882	(6,303,664)	1,398,394	(488,461)
Beginning of period	23,077,825	29,381,489	2,465,124	2,953,585

End of period	$28,365,707	$23,077,825	$3,863,518	$2,465,124

Accumulated undistributed (distributions in excess of) net investment income	$15,306	$33,617	$2,275	$1,996

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$34,184	$44,165	$555,666	$658,596
Net realized gain (loss)	47,654	(5,225)	105,485	246,344
Distributions of capital gains received from investment company affiliates	—	1	—	1
Change in net unrealized appreciation/depreciation	(25,923)	(72,138)	(358,507)	(87,097)

Change in net assets resulting from operations	55,915	(33,197)	302,644	817,844

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(15,985)	(19,295)	(50,070)	(57,622)
From net realized gains	(12,215)	(3,070)	(18,104)	(26,512)
Class B
From net investment income	(62)	(114)	(252)	(378)
From net realized gains	(66)	(22)	(101)	(170)
Class C
From net investment income	(1,302)	(2,248)	(14,294)	(17,150)
From net realized gains	(1,424)	(404)	(6,230)	(8,103)
Class R2
From net investment income	(1,069)	(1,194)	(542)	(774)
From net realized gains	(944)	(210)	(231)	(282)
Class R5
From net investment income	—	—	(4,898)	(6,087)
From net realized gains	—	—	(1,782)	(2,359)
Class R6
From net investment income	—	—	(122,551)	(121,462)
From net realized gains	—	—	(52,127)	(61,567)
Select Class
From net investment income	(14,374)	(22,077)	(375,155)	(445,447)
From net realized gains	(10,012)	(2,992)	(133,548)	(186,273)

Total distributions to shareholders	(57,453)	(51,626)	(779,885)	(934,186)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(232,430)	(288,453)	(282,924)	(162,632)

NET ASSETS:
Change in net assets	(233,968)	(373,276)	(760,165)	(278,974)
Beginning of period	1,508,428	1,881,704	11,034,992	11,313,966

End of period	$1,274,460	$1,508,428	$10,274,827	$11,034,992

Accumulated undistributed (distributions in excess of) net investment income	$1,550	$158	$7,734	$20,218

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,091	$18,768	$7,905	$4,802
Net realized gain (loss)	3,932	(5,777)	202	(6,175)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	(26,225)	(36,623)	3,701	16,461

Change in net assets resulting from operations	(1,202)	(23,632)	11,808	15,089

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(755)	(1,011)	(1,314)	(1,019)
From net realized gains	—	(93)	—	—
Class B
From net investment income	—	—	(1)	(1)
Class C
From net investment income	(29)	(25)	(116)	(160)
From net realized gains	—	(7)	—	—
Class R2
From net investment income	(1)	(57)	—	—
From net realized gains	—	— (a)	—	—
Class R5
From net investment income	(173)	(58)	—	—
From net realized gains	—	(16)	—	—
Class R6
From net investment income	(5,444)	(3,822)	(250)	(160)
From net realized gains	—	(414)	—	—
Select Class
From net investment income	(15,400)	(13,661)	(5,774)	(4,548)
From net realized gains	—	(1,492)	—	—

Total distributions to shareholders	(21,802)	(20,656)	(7,455)	(5,888)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	293,513	(5,382)	123,361	287,134

NET ASSETS:
Change in net assets	270,509	(49,670)	127,714	296,335
Beginning of period	1,513,310	1,562,980	810,051	513,716

End of period	$1,783,819	$1,513,310	$937,765	$810,051

Accumulated undistributed (distributions in excess of) net investment income	$(449)	$187	$(208)	$(884)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,514	$108,186	$102,465	$108,606
Net realized gain (loss)	3,617	4,736	6,240	4,038
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	17,451	(105,374)	(27,475)	(68,200)

Change in net assets resulting from operations	103,582	7,548	81,230	44,445

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,165)	(5,269)	(1,380)	(1,684)
From net realized gains	(144)	(135)	(134)	(193)
Class B
From net investment income	—	—	(1)	(1)
From net realized gains	—	—	— (a)	(1)
Class C
From net investment income	(170)	(153)	(157)	(313)
From net realized gains	(8)	(5)	(76)	(130)
Class R6
From net investment income	(47,882)	(54,520)	(32,280)	(38,488)
From net realized gains	(1,456)	(1,434)	(1,707)	(2,319)
Select Class
From net investment income	(33,581)	(43,599)	(65,566)	(71,961)
From net realized gains	(1,080)	(994)	(4,604)	(6,186)

Total distributions to shareholders	(88,486)	(106,109)	(105,905)	(121,276)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(234,337)	(1,505,460)	111,157	(1,218,137)

NET ASSETS:
Change in net assets	(219,241)	(1,604,021)	86,482	(1,294,968)
Beginning of period	2,804,370	4,408,391	11,015,204	12,310,172

End of period	$2,585,129	$2,804,370	$11,101,686	$11,015,204

Accumulated undistributed (distributions in excess of) net investment income	$3,620	$6,795	$1,826	$(1,259)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,012	$4,122	$1,219	$2,451
Net realized gain (loss)	(3,225)	137	411	707
Distributions of capital gains received from investment company affiliates	—	— (b)	—	— (b)
Change in net unrealized appreciation/depreciation	(5,301)	1,265	(1,151)	(3,943)

Change in net assets resulting from operations	3,486	5,524	479	(785)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(75)	(10)	(220)	(496)
From net realized gains	(1)	—	(102)	(174)
Class B
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	— (b)	— (b)
Class C
From net investment income	(8)	(2)	—	—
From net realized gains	— (b)	—	—	—
Class R6				—
From net investment income	(3,142)	(354)	—
From net realized gains	(34)	—	—	—
Select Class
From net investment income	(8,779)	(3,581)	(1,010)	(1,969)
From net realized gains	(123)	—	(360)	(495)

Total distributions to shareholders	(12,162)	(3,947)	(1,692)	(3,135)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	20,173	242,824	(45,738)	(128,023)

NET ASSETS:
Change in net assets	11,497	244,401	(46,951)	(131,943)
Beginning of period	244,401	—	177,154	309,097

End of period	$255,898	$244,401	$130,203	$177,154

Accumulated undistributed (distributions in excess of) net investment income	$195	$172	$27	$38

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,455,542	$1,232,542	$375,259	$134,093
Distributions reinvested	116,962	160,900	16,543	15,829
Cost of shares redeemed	(1,858,712)	(2,311,241)	(134,001)	(372,306)

Change in net assets resulting from Class A capital transactions	$(286,208)	$(917,799)	$257,801	$(222,384)

Class B
Proceeds from shares issued	$67	$352	$153	$152
Distributions reinvested	400	736	49	88
Cost of shares redeemed	(8,012)	(15,468)	(872)	(1,922)

Change in net assets resulting from Class B capital transactions	$(7,545)	$(14,380)	$(670)	$(1,682)

Class C
Proceeds from shares issued	$108,054	$125,646	$61,325	$59,890
Distributions reinvested	18,255	35,878	7,498	12,273
Cost of shares redeemed	(312,962)	(1,424,622)	(71,395)	(364,576)

Change in net assets resulting from Class C capital transactions	$(186,653)	$(1,263,098)	$(2,572)	$(292,413)

Class R2
Proceeds from shares issued	$41,084	$31,261	$11,265	$6,156
Distributions reinvested	2,284	2,720	431	367
Cost of shares redeemed	(36,991)	(33,135)	(4,802)	(3,934)

Change in net assets resulting from Class R2 capital transactions	$6,377	$846	$6,894	$2,589

Class R5
Proceeds from shares issued	$154,586	$198,106	$—	$—
Distributions reinvested	7,389	8,209	—	—
Cost of shares redeemed	(132,106)	(158,275)	—	—

Change in net assets resulting from Class R5 capital transactions	$29,869	$48,040	$—	$—

Class R6
Proceeds from shares issued	$3,823,211	$2,674,811	$581,967	$99,514
Distributions reinvested	206,740	182,078	13,357	7,441
Cost of shares redeemed	(1,235,227)	(1,200,122)	(98,169)	(17,669)

Change in net assets resulting from Class R6 capital transactions	$2,794,724	$1,656,767	$497,155	$89,286

Institutional Class
Proceeds from shares issued	$—	$—	$407,091	$290,492
Distributions reinvested	—	—	15,136	5,956
Cost of shares redeemed	—	—	(67,343)	(87,471)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$354,884	$208,977

Select Class
Proceeds from shares issued	$5,113,990	$4,490,916	$267,052	$162,807
Distributions reinvested	251,415	310,109	52,906	31,434
Cost of shares redeemed	(2,842,955)	(7,175,646)	(67,767)	(402,888)
Redemptions in-kind	—	(2,585,600)	—	—

Change in net assets resulting from Select Class capital transactions	$2,522,450	$(4,960,221)	$252,191	$(208,647)

Total change in net assets resulting from capital transactions	$4,873,014	$(5,449,845)	$1,365,683	$(424,274)

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	123,840	104,795	44,838	16,039
Reinvested	9,965	13,771	1,980	1,905
Redeemed	(158,234)	(196,969)	(16,031)	(44,742)

Change in Class A Shares	(24,429)	(78,403)	30,787	(26,798)

Class B
Issued	7	30	19	18
Reinvested	34	63	6	11
Redeemed	(683)	(1,319)	(104)	(230)

Change in Class B Shares	(642)	(1,226)	(79)	(201)

Class C
Issued	9,196	10,550	7,289	7,085
Reinvested	1,547	3,050	894	1,471
Redeemed	(26,560)	(120,901)	(8,506)	(43,701)

Change in Class C Shares	(15,817)	(107,301)	(323)	(35,145)

Class R2
Issued	3,507	2,664	1,347	743
Reinvested	195	233	51	44
Redeemed	(3,156)	(2,832)	(574)	(475)

Change in Class R2 Shares	546	65	824	312

Class R5
Issued	13,196	16,990	—	—
Reinvested	630	704	—	—
Redeemed	(11,259)	(13,585)	—	—

Change in Class R5 Shares	2,567	4,109	—	—

Class R6
Issued	324,582	228,425	69,757	11,806
Reinvested	17,592	15,597	1,598	898
Redeemed	(105,096)	(101,582)	(11,693)	(2,131)

Change in Class R6 Shares	237,078	142,440	59,662	10,573

Institutional Class
Issued	—	—	48,549	34,982
Reinvested	—	—	1,809	722
Redeemed	—	—	(8,038)	(10,536)

Change in Institutional Class Shares	—	—	42,320	25,168

Select Class
Issued	436,016	382,868	31,956	19,597
Reinvested	21,425	26,523	6,336	3,808
Redeemed	(242,023)	(611,948)	(8,081)	(48,597)
Redemptions in-kind	—	(220,614)	—	—

Change in Select Class Shares	215,418	(423,171)	30,211	(25,192)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$231,738	$378,819	$458,984	$525,149
Distributions reinvested	17,205	14,778	59,910	76,305
Cost of shares redeemed	(346,353)	(453,638)	(711,595)	(488,788)

Change in net assets resulting from Class A capital transactions	$(97,410)	$(60,041)	$(192,701)	$112,666

Class B
Proceeds from shares issued	$34	$139	$168	$490
Distributions reinvested	106	108	320	495
Cost of shares redeemed	(1,425)	(3,822)	(2,148)	(3,187)

Change in net assets resulting from Class B capital transactions	$(1,285)	$(3,575)	$(1,660)	$(2,202)

Class C
Proceeds from shares issued	$13,435	$13,744	$46,625	$66,494
Distributions reinvested	2,149	2,256	18,761	22,917
Cost of shares redeemed	(24,219)	(108,988)	(87,665)	(119,173)

Change in net assets resulting from Class C capital transactions	$(8,635)	$(92,988)	$(22,279)	$(29,762)

Class R2
Proceeds from shares issued	$27,546	$32,593	$3,931	$6,792
Distributions reinvested	1,252	803	619	851
Cost of shares redeemed	(25,127)	(30,384)	(4,518)	(12,931)

Change in net assets resulting from Class R2 capital transactions	$3,671	$3,012	$32	$(5,288)

Class R5
Proceeds from shares issued	$—	$—	$27,913	$39,974
Distributions reinvested	—	—	6,295	7,937
Cost of shares redeemed	—	—	(56,818)	(46,074)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(22,610)	$1,837

Class R6
Proceeds from shares issued	$—	$—	$813,918	$1,000,700
Distributions reinvested	—	—	150,119	149,502
Cost of shares redeemed	—	—	(1,070,798)	(672,191)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$(106,761)	$478,011

Select Class
Proceeds from shares issued	$192,177	$184,491	$2,850,553	$2,448,632
Distributions reinvested	18,625	14,009	328,352	379,063
Cost of shares redeemed	(339,573)	(333,361)	(3,115,850)	(3,545,589)

Change in net assets resulting from Select Class capital transactions	$(128,771)	$(134,861)	$63,055	$(717,894)

Total change in net assets resulting from capital transactions	$(232,430)	$(288,453)	$(282,924)	$(162,632)

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Government Bond Fund		High Yield Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	20,955	33,788	58,211	64,658
Reinvested	1,561	1,327	7,700	9,469
Redeemed	(31,326)	(40,564)	(90,144)	(60,199)

Change in Class A Shares	(8,810)	(5,449)	(24,233)	13,928

Class B
Issued	3	12	21	61
Reinvested	9	10	41	61
Redeemed	(129)	(340)	(271)	(392)

Change in Class B Shares	(117)	(318)	(209)	(270)

Class C
Issued	1,221	1,226	5,843	8,156
Reinvested	196	203	2,413	2,841
Redeemed	(2,201)	(9,748)	(11,129)	(14,662)

Change in Class C Shares	(784)	(8,319)	(2,873)	(3,665)

Class R2
Issued	2,490	2,899	499	836
Reinvested	114	72	80	106
Redeemed	(2,275)	(2,699)	(575)	(1,586)

Change in Class R2 Shares	329	272	4	(644)

Class R5
Issued	—	—	3,496	4,906
Reinvested	—	—	803	979
Redeemed	—	—	(7,115)	(5,632)

Change in Class R5 Shares	—	—	(2,816)	253

Class R6
Issued	—	—	102,265	122,853
Reinvested	—	—	19,262	18,491
Redeemed	—	—	(136,937)	(82,760)

Change in Class R6 Shares	—	—	(15,410)	58,584

Select Class
Issued	17,407	16,458	361,698	299,366
Reinvested	1,691	1,265	41,959	46,853
Redeemed	(30,800)	(29,944)	(391,756)	(433,894)

Change in Select Class Shares	(11,702)	(12,221)	11,901	(87,675)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	291

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,756	$32,110	$97,101	$187,279
Distributions reinvested	754	1,067	1,248	957
Cost of shares redeemed	(22,149)	(121,890)	(80,844)	(68,411)

Change in net assets resulting from Class A capital transactions	$(7,639)	$(88,713)	$17,505	$119,825

Class B
Proceeds from shares issued	$—	$—	$7	$312
Distributions reinvested	—	—	1	1
Cost of shares redeemed	—	—	(64)	(300)

Change in net assets resulting from Class B capital transactions	$—	$—	$(56)	$13

Class C
Proceeds from shares issued	$800	$2,075	$13,443	$23,145
Distributions reinvested	29	32	113	156
Cost of shares redeemed	(1,569)	(3,225)	(17,701)	(30,136)

Change in net assets resulting from Class C capital transactions	$(740)	$(1,118)	$(4,145)	$(6,835)

Class R2
Proceeds from shares issued	$9	$1,643	$—	$—
Distributions reinvested	1	57	—	—
Cost of shares redeemed	(53)	(12,656)	—	—

Change in net assets resulting from Class R2 capital transactions	$(43)	$(10,956)	$—	$—

Class R5
Proceeds from shares issued	$1,230	$14,043	$—	$—
Distributions reinvested	173	74	—	—
Cost of shares redeemed	(1,392)	(1,480)	—	—

Change in net assets resulting from Class R5 capital transactions	$11	$12,637	$—	$—

Class R6
Proceeds from shares issued	$190,068	$287,515	$31,791	$12,077
Distributions reinvested	5,439	3,705	242	151
Cost of shares redeemed	(22,369)	(191,518)	(8,084)	(2,430)

Change in net assets resulting from Class R6 capital transactions	$173,138	$99,702	$23,949	$9,798

Select Class
Proceeds from shares issued	$383,233	$371,795	$231,729	$238,357
Distributions reinvested	10,068	5,785	5,329	2,100
Cost of shares redeemed	(264,515)	(394,514)	(150,950)	(76,124)

Change in net assets resulting from Select Class capital transactions	$128,786	$(16,934)	$86,108	$164,333

Total change in net assets resulting from capital transactions	$293,513	$(5,382)	$123,361	$287,134

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	1,317	3,031	9,715	18,963
Reinvested	72	101	125	97
Redeemed	(2,123)	(11,508)	(8,088)	(6,928)

Change in Class A Shares	(734)	(8,376)	1,752	12,132

Class B
Issued	—	—	2	32
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(7)	(31)

Change in Class B Shares	—	—	(5)	1

Class C
Issued	77	196	1,358	2,368
Reinvested	3	3	12	16
Redeemed	(150)	(308)	(1,790)	(3,085)

Change in Class C Shares	(70)	(109)	(420)	(701)

Class R2
Issued	— (a)	157	—	—
Reinvested	— (a)	5	—	—
Redeemed	(5)	(1,211)	—	—

Change in Class R2 Shares	(5)	(1,049)	—	—

Class R5
Issued	119	1,340	—	—
Reinvested	16	7	—	—
Redeemed	(133)	(141)	—	—

Change in Class R5 Shares	2	1,206	—	—

Class R6
Issued	18,212	27,328	3,171	1,222
Reinvested	517	352	24	16
Redeemed	(2,143)	(18,147)	(807)	(246)

Change in Class R6 Shares	16,586	9,533	2,388	992

Select Class
Issued	36,630	35,127	23,173	24,147
Reinvested	958	552	533	212
Redeemed	(25,396)	(37,416)	(15,088)	(7,711)

Change in Select Class Shares	12,192	(1,737)	8,618	16,648

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	293

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50,428	$54,297	$114,960	$121,490
Distributions reinvested	4,209	5,137	1,429	1,789
Cost of shares redeemed	(66,432)	(198,203)	(130,192)	(162,497)

Change in net assets resulting from Class A capital transactions	$(11,795)	$(138,769)	$(13,803)	$(39,218)

Class B
Proceeds from shares issued	$—	$—	$63	$274
Distributions reinvested	—	—	1	2
Cost of shares redeemed	—	—	(393)	(408)

Change in net assets resulting from Class B capital transactions	$—	$—	$(329)	$(132)

Class C
Proceeds from shares issued	$3,545	$3,589	$24,472	$44,643
Distributions reinvested	178	153	227	433
Cost of shares redeemed	(2,374)	(3,821)	(54,883)	(126,772)

Change in net assets resulting from Class C capital transactions	$1,349	$(79)	$(30,184)	$(81,696)

Class R6
Proceeds from shares issued	$187,238	$176,952	$2,103,943	$1,974,790
Distributions reinvested	45,595	52,102	18,634	19,477
Cost of shares redeemed	(447,902)	(444,420)	(1,965,924)	(3,228,754)

Change in net assets resulting from Class R6 capital transactions	$(215,069)	$(215,366)	$156,653	$(1,234,487)

Select Class
Proceeds from shares issued	$279,405	$536,267	$2,410,303	$4,218,075
Distributions reinvested	22,770	25,688	39,200	33,108
Cost of shares redeemed	(310,997)	(1,713,201)	(2,450,683)	(4,113,787)

Change in net assets resulting from Select Class capital transactions	$(8,822)	$(1,151,246)	$(1,180)	$137,396

Total change in net assets resulting from capital transactions	$(234,337)	$(1,505,460)	$111,157	$(1,218,137)

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	4,336	4,640	10,557	11,136
Reinvested	362	442	132	164
Redeemed	(5,711)	(17,019)	(11,955)	(14,890)

Change in Class A Shares	(1,013)	(11,937)	(1,266)	(3,590)

Class B
Issued	—	—	5	26
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(36)	(37)

Change in Class B Shares	—	—	(31)	(11)

Class C
Issued	312	313	2,234	4,063
Reinvested	16	14	21	40
Redeemed	(209)	(338)	(5,011)	(11,545)

Change in Class C Shares	119	(11)	(2,756)	(7,442)

Class R6
Issued	16,445	15,447	192,974	180,669
Reinvested	4,015	4,588	1,710	1,783
Redeemed	(39,388)	(39,196)	(180,305)	(295,375)

Change in Class R6 Shares	(18,928)	(19,161)	14,379	(112,923)

Select Class
Issued	24,577	46,974	221,070	386,103
Reinvested	2,005	2,260	3,598	3,033
Redeemed	(27,357)	(150,580)	(224,755)	(376,484)

Change in Select Class Shares	(775)	(101,346)	(87)	12,652

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	295

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,301	$1,482	$4,098	$3,878
Distributions reinvested	76	10	304	655
Cost of shares redeemed	(770)	(85)	(21,843)	(32,700)

Change in net assets resulting from Class A capital transactions	$607	$1,407	$(17,441)	$(28,167)

Class B
Proceeds from shares issued	$—	$—	$—	$50
Distributions reinvested	—	—	— (b)	1
Cost of shares redeemed	—	—	(144)	(94)

Change in net assets resulting from Class B capital transactions	$—	$—	$(144)	$(43)

Class C
Proceeds from shares issued	$268	$53	$—	$—
Distributions reinvested	8	2	—	—
Cost of shares redeemed	(1)	—	—	—

Change in net assets resulting from Class C capital transactions	$275	$55	$—	$—

Class R6
Proceeds from shares issued	$73,530	$67,791	$—	$—
Distributions reinvested	3	2	—	—
Cost of shares redeemed	(32,687)	(26,225)	—	—

Change in net assets resulting from Class R6 capital transactions	$40,846	$41,568	$—	$—

Select Class
Proceeds from shares issued	$152,218	$236,853	$15,423	$52,202
Distributions reinvested	1,274	1,269	964	1,312
Cost of shares redeemed	(175,047)	(38,328)	(44,540)	(153,327)

Change in net assets resulting from Select Class capital transactions	$(21,555)	$199,794	$(28,153)	$(99,813)

Total change in net assets resulting from capital transactions	$20,173	$242,824	$(45,738)	$(128,023)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 28, 2015	Period Ended February 28, 2014 (a)	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARES TRANSACTIONS:
Class A
Issued	130	149	434	405
Reinvested	8	1	32	69
Redeemed	(78)	(9)	(2,311)	(3,419)

Change in Class A Shares	60	141	(1,845)	(2,945)

Class B
Issued	—	—	—	5
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(15)	(10)

Change in Class B Shares	—	—	(15)	(5)

Class C
Issued	27	5	—	—
Reinvested	1	— (b)	—	—
Redeemed	— (b)	—	—	—

Change in Class C Shares	28	5	—	—

Class R6
Issued	7,390	6,758	—	—
Reinvested	— (b)	— (b)	—	—
Redeemed	(3,323)	(2,610)	—	—

Change in Class R6 Shares	4,067	4,148	—	—

Select Class
Issued	15,280	23,716	1,633	5,463
Reinvested	129	127	102	138
Redeemed	(17,673)	(3,821)	(4,717)	(16,078)

Change in Select Class Shares	(2,264)	20,022	(2,982)	(10,477)

(a)	Commencement of operations was March 1, 2013.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	297

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

Core Plus Bond Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase (decrease) in net assets resulting from operations	$148,816

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(2,535,290)
Proceeds from disposition of investment securities	1,461,723
Purchases of short-term investments — affiliates, net	(281,708)
Change in unrealized (appreciation)/depreciation on investments	(26,357)
Change in unrealized (appreciation)/depreciation on unfunded commitment	17
Net realized (gain)/loss on investments	(18,393)
Net amortization (accretion) of income	15,462
Increase in deposits at broker for futures contracts	(15)
Increase in tax reclaims receivable	(30)
Increase in interest and dividends receivable from non-affiliates	(5,413)
Increase in dividends receivable from affiliates	(13)
Decrease in variation margin receivable on futures contracts	1
Increase in variation margin receivable on centrally cleared swaps	(6)
Increase in unrealized appreciation on forward foreign currency exchange contracts	(373)
Decrease in other assets	42
Increase in unrealized depreciation on unfunded commitments	17
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(69)
Increase in variation margin payable on futures contracts	15
Increase in investment advisory fees payable	186
Increase in administration fees payable	176
Increase in distribution fees payable	48
Increase in shareholder servicing fees payable	2
Increase in custodian and accounting fees payable	41
Increase in collateral management fee payable	2
Increase in trustees’ and chief compliance officer’s fees payable	3
Increase in transfer agent fees payable	18
Decrease in other accrued expenses	(40)

Net cash provided (used) by operating activities	(1,241,138)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	1,696,066
Payments for shares redeemed	(443,755)
Cash distributions paid to shareholders (net of reinvestments of $105,920)	(10,903)

Net cash provided (used) by financing activities	1,241,408

Net increase (decrease) in cash	270

Cash:
Beginning of period (including foreign currency of $234)	529

End of period (including foreign currency of $135)	$799

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

For the year ended February 28, 2015, the Fund paid approximately $1,000 in interest expense to affiliates.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Limited Duration Bond Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase (decrease) in net assets from operations	$11,808

Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(349,648)
Proceeds from disposition of investment securities	195,978
Proceeds of short-term investments, net	28,393
Change in unrealized (appreciation)/depreciation on investments	(3,701)
Net realized (gain)/loss on investments	(202)
Net (amortization) accretion of income	410
Increase in interest and dividends from non-affiliates receivable	(68)
Increase in dividends from affiliates receivable	(1)
Decrease in investment advisory fees payable	95
Decrease in administration fees payable	18
Decrease in distribution fees payable	3
Increase in shareholder servicing fees payable	(11)
Decrease in custodian and accounting fees payable	20
Increase in other accrued expenses	(15)

Net cash provided (used) by operating activities	(116,921)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	376,988
Payment for shares redeemed	(257,600)
Due to custodian	(9)
Cash distributions paid to shareholders (net of reinvestments of $6,933)	(572)

Net cash provided (used) by financing activities	118,807

Net increase (decrease) in cash	1,886

Cash:
Beginning of period	—

End of period	$1,886

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 28, 2015	$11.65	$0.27	(d)	$0.20	$0.47	$(0.27)	$(0.01)	$(0.28)
Year Ended February 28, 2014	12.02	0.30	(d)	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	(d)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(d)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(d)	0.22	0.64	(0.41)	—	(0.41)

Class B
Year Ended February 28, 2015	11.64	0.19	(d)	0.22	0.41	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.01	0.22	(d)	(0.31)	(0.09)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2013	11.92	0.25	(d)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.45	0.33	(d)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(d)	0.22	0.56	(0.33)	—	(0.33)

Class C
Year Ended February 28, 2015	11.71	0.19	(d)	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(d)	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	(d)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(d)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(d)	0.23	0.57	(0.34)	—	(0.34)

Class R2
Year Ended February 28, 2015	11.63	0.24	(d)	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(d)	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	(d)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(d)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(d)	0.22	0.61	(0.38)	—	(0.38)

Class R5
Year Ended February 28, 2015	11.63	0.30	(d)	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(d)	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	(d)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(d)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(d)	0.22	0.67	(0.44)	—	(0.44)

Class R6 (e)
Year Ended February 28, 2015	11.65	0.31	(d)	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(d)	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	(d)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(d)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(d)	0.23	0.69	(0.45)	—	(0.45)

Select Class
Year Ended February 28, 2015	11.64	0.28	(d)	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(d)	(0.32)	— (f)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	(d)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(d)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(d)	0.22	0.66	(0.43)	—	(0.43)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.84	4.16%	$5,034,237	0.74%	2.27%	0.96%	15%
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24

11.84	3.56	19,739	1.39	1.62	1.47	15
11.64	(0.75)	26,897	1.40	1.86	1.47	15
12.01	2.91	42,472	1.39	2.04	1.47	15
11.92	7.17	53,729	1.40	2.78	1.48	20
11.45	5.06	76,034	1.39	2.98	1.46	24

11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24

11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24

11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24

11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24

11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Year Ended February 28, 2015	$8.31	$0.27	(d)	$0.15	$0.42	$(0.27)	$(0.06)		$(0.33)
Year Ended February 28, 2014	8.49	0.30	(d)	(0.12)	0.18	(0.30)	(0.06)		(0.36)
Year Ended February 28, 2013	8.38	0.31	(d)	0.10	0.41	(0.30)	—	(e)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(d)	0.19	0.57	(0.38)	—	(e)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(d)	0.34	0.71	(0.37)	—		(0.37)

Class B
Year Ended February 28, 2015	8.36	0.22	(d)	0.14	0.36	(0.21)	(0.06)		(0.27)
Year Ended February 28, 2014	8.54	0.24	(d)	(0.12)	0.12	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.43	0.26	(d)	0.10	0.36	(0.25)	—	(e)	(0.25)
Year Ended February 29, 2012	8.24	0.33	(d)	0.19	0.52	(0.33)	—	(e)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(d)	0.34	0.67	(0.32)	—		(0.32)

Class C
Year Ended February 28, 2015	8.35	0.22	(d)	0.14	0.36	(0.21)	(0.06)		(0.27)
Year Ended February 28, 2014	8.52	0.24	(d)	(0.11)	0.13	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.42	0.26	(d)	0.09	0.35	(0.25)	—	(e)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(d)	0.19	0.52	(0.33)	—	(e)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(d)	0.35	0.67	(0.32)	—		(0.32)

Class R2
Year Ended February 28, 2015	8.30	0.23	(d)	0.15	0.38	(0.23)	(0.06)		(0.29)
Year Ended February 28, 2014	8.48	0.26	(d)	(0.12)	0.14	(0.26)	(0.06)		(0.32)
Year Ended February 28, 2013	8.38	0.28	(d)	0.09	0.37	(0.27)	—	(e)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(d)	0.18	0.53	(0.35)	—	(e)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(d)	0.35	0.69	(0.34)	—		(0.34)

Class R6 (f)
Year Ended February 28, 2015	8.31	0.29	(d)	0.15	0.44	(0.29)	(0.06)		(0.35)
Year Ended February 28, 2014	8.49	0.33	(d)	(0.12)	0.21	(0.33)	(0.06)		(0.39)
Year Ended February 28, 2013	8.38	0.34	(d)	0.10	0.44	(0.33)	—	(e)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(d)	0.19	0.60	(0.41)	—	(e)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(d)	0.34	0.74	(0.40)	—		(0.40)

Institutional Class
Year Ended February 28, 2015	8.32	0.28	(d)	0.15	0.43	(0.29)	(0.06)		(0.35)
Year Ended February 28, 2014	8.49	0.32	(d)	(0.11)	0.21	(0.32)	(0.06)		(0.38)
Year Ended February 28, 2013	8.39	0.33	(d)	0.10	0.43	(0.33)	—	(e)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(d)	0.20	0.60	(0.41)	—	(e)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(d)	0.34	0.74	(0.39)	—		(0.39)

Select Class
Year Ended February 28, 2015	8.30	0.28	(d)	0.14	0.42	(0.27)	(0.06)		(0.33)
Year Ended February 28, 2014	8.48	0.30	(d)	(0.11)	0.19	(0.31)	(0.06)		(0.37)
Year Ended February 28, 2013	8.38	0.32	(d)	0.09	0.41	(0.31)	—	(e)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(d)	0.19	0.58	(0.39)	—	(e)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(d)	0.34	0.72	(0.38)	—		(0.38)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$8.40	5.10%	$596,507	0.74%	3.18%	0.97%	52%
8.31	2.12	334,499	0.75	3.54	0.95	25
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23
8.19	9.23	327,106	0.73	4.62	0.97	22

8.45	4.35	1,342	1.39	2.63	1.47	52
8.36	1.45	1,992	1.38	2.91	1.45	25
8.54	4.33	3,748	1.38	3.04	1.45	25
8.43	6.44	4,990	1.40	3.99	1.47	23
8.24	8.60	6,270	1.38	4.03	1.47	22

8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22

8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22

8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22

8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23
8.20	9.63	27,374	0.47	4.93	0.57	22

8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 28, 2015	$11.03	$0.27	$0.19	$0.46	$(0.26)	$(0.21)	$(0.47)
Year Ended February 28, 2014	11.56	0.29	(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)

Class B
Year Ended February 28, 2015	11.02	0.19	0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.55	0.21	(0.48)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.54	0.22	— (d)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.80	0.30	0.76	1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31	0.11	0.42	(0.31)	—	(0.31)

Class C
Year Ended February 28, 2015	10.99	0.19	0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20	(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22	— (d)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)

Class R2
Year Ended February 28, 2015	11.02	0.25	0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26	(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28	— (d)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11	0.48	(0.37)	—	(0.37)

Select Class
Year Ended February 28, 2015	11.03	0.31	0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32	(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.02	4.23%	$583,764	0.75%	2.47%	1.09%	18%
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18

11.01	3.44	3,382	1.48	1.75	1.56	18
11.02	(2.33)	4,672	1.46	1.82	1.55	5
11.55	1.93	8,576	1.47	1.90	1.51	12
11.54	9.87	11,661	1.47	2.68	1.53	15
10.80	3.92	19,524	1.47	2.85	1.49	18

10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18

11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18

11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Year Ended February 28, 2015	$8.08	$0.41	(d)	$(0.19)	$0.22	$(0.42)	$(0.17)	$(0.59)	$—
Year Ended February 28, 2014	8.17	0.47	(d)	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	(d)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(d)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(e)
Year Ended February 28, 2011	7.72	0.63	(d)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(e)

Class B
Year Ended February 28, 2015	8.10	0.36	(d)	(0.18)	0.18	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.19	0.43	(d)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.91	0.46	(d)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.35	0.51	(d)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(e)
Year Ended February 28, 2011	7.73	0.58	(d)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(e)

Class C
Year Ended February 28, 2015	8.09	0.36	(d)	(0.19)	0.17	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.18	0.43	(d)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	(d)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(d)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(e)
Year Ended February 28, 2011	7.72	0.58	(d)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(e)

Class R2
Year Ended February 28, 2015	8.06	0.38	(d)	(0.18)	0.20	(0.39)	(0.17)	(0.56)	—
Year Ended February 28, 2014	8.15	0.45	(d)	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	(d)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(d)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(e)
Year Ended February 28, 2011	7.71	0.60	(d)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(e)

Class R5
Year Ended February 28, 2015	8.12	0.43	(d)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.21	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	(d)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.68	(d)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(e)

Class R6 (f)
Year Ended February 28, 2015	8.11	0.43	(d)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.20	0.50	(d)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	(d)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.73	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)

Select Class
Year Ended February 28, 2015	8.11	0.42	(d)	(0.18)	0.24	(0.43)	(0.17)	(0.60)	—
Year Ended February 28, 2014	8.20	0.49	(d)	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	(d)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(d)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)
Year Ended February 28, 2011	7.74	0.65	(d)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.71	2.86%	$831,346	0.99%	5.14%	1.35%	52%
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45

7.74	2.35	4,403	1.58	4.55	1.85	52
8.10	6.97	6,305	1.59	5.28	1.81	54
8.19	10.30	8,585	1.70	5.75	1.83	65
7.91	3.02	11,060	1.80	6.34	1.84	41
8.35	16.40	17,991	1.79	7.24	1.82	45

7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45

7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45

7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45

7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45

7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 28, 2015	$10.51	$0.12	(f)(g)	$(0.14)	$(0.02)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2014	10.81	0.12	(f)	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Year Ended February 28, 2015	10.48	0.05	(f)(g)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04	(f)	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (h) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Year Ended February 28, 2015	10.51	0.10	(f)(g)	(0.14)	(0.04)	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.81	0.10	(f)	(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Year Ended February 28, 2015	10.55	0.14	(f)(g)	(0.14)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11	(f)	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Year Ended February 28, 2015	10.52	0.14	(f)(g)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14	(f)	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (j) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Year Ended February 28, 2015	10.51	0.13	(f)(g)	(0.13)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13	(f)	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.37	(0.18)%	$59,129	0.75%	1.15	%(g)	1.05%	28%
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36
10.34	5.62	28,242	0.73	1.60		1.24	69

10.33	(0.82)	4,453	1.40	0.51	(g)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36
10.34	5.01	284	1.39	1.17		2.78	69

10.37	(0.41)	86	1.00	0.94	(g)	1.28	28
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36
10.35	5.40	53	1.00	1.54		3.66	69

10.41	0.02	12,619	0.54	1.34	(g)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36
10.37	5.85	53	0.55	2.46		0.72	69

10.38	0.07	505,064	0.48	1.32	(g)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36
10.34	0.49	51,944	0.49	1.99		0.57	69

10.37	(0.04)	1,202,468	0.60	1.26	(g)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36
10.34	5.70	346,927	0.59	1.97		1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 28, 2015	$9.96	$0.07	(d)	$0.06	$0.13	$(0.07)
Year Ended February 28, 2014	9.84	0.06	(d)	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	(d)	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(d)	(0.01)	0.17	(0.17)
Year Ended February 28, 2011	8.90	0.21	(d)	0.56	0.77	(0.21)

Class B
Year Ended February 28, 2015	9.89	0.02	(d)	0.04	0.06	(0.02)
Year Ended February 28, 2014	9.76	0.01	(d)	0.15	0.16	(0.03)
Year Ended February 28, 2013	9.39	0.08	(d)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.39	0.13	(d)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(d)	0.56	0.73	(0.17)

Class C
Year Ended February 28, 2015	9.86	0.02	(d)	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	(d)	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	(d)	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(d)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(d)	0.55	0.72	(0.17)

Class R6 (e)
Year Ended February 28, 2015	9.98	0.12	(d)	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	(d)	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	(d)	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(d)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(d)	0.56	0.82	(0.26)

Select Class
Year Ended February 28, 2015	9.96	0.10	(d)	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	(d)	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	(d)	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(d)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(d)	0.56	0.80	(0.24)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.02	1.28%	$204,080	0.68%	0.74%	0.93%	24%
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28

9.93	0.61	205	1.18	0.23	1.44	24
9.89	1.60	260	1.17	0.10	1.42	23
9.76	4.77	244	1.17	0.89	1.46	24
9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28

9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28

10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28

10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	311

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2015	$11.58	$0.34	$0.08	$0.42	$(0.34)	$(0.01)	$(0.35)
Year Ended February 28, 2014	11.84	0.35	(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34	0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49	0.25	0.74	(0.49)	—	(0.49)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)	—	(0.55)

Class C
Year Ended February 28, 2015	11.30	0.27	0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26	(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (f) through February 28, 2013	11.55	0.17	0.04	0.21	(0.19)	—	(0.19)

Class R6 (g)
Year Ended February 28, 2015	11.32	0.38	0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36	(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38	0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54	0.23	0.77	(0.54)	—	(0.54)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)	—	(0.59)

Select Class
Year Ended February 28, 2015	11.32	0.35	0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35	(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36	0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53	0.23	0.76	(0.52)	—	(0.52)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)	—	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.65	3.69%	$139,104	0.65%	2.85%	1.02%	7%
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30

11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30

11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	313

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 28, 2015	$10.90	$0.07	(d)	$(0.02)	$0.05	$(0.07)	$(0.01)	$(0.08)
Year Ended February 28, 2014	10.97	0.07	(d)	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	(d)	— (e)	0.11	(0.11)	— (e)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(d)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(d)	0.06	0.22	(0.16)	(0.01)	(0.17)

Class B
Year Ended February 28, 2015	11.01	0.01	(d)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.08	0.01	(d)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.08	0.05	(d)	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.06	0.10	(d)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(d)	0.06	0.17	(0.10)	(0.01)	(0.11)

Class C
Year Ended February 28, 2015	10.97	0.01	(d)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(d)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	(d)	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(d)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(d)	0.06	0.16	(0.10)	(0.01)	(0.11)

Class R6 (f)
Year Ended February 28, 2015	10.91	0.12	(d)	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(d)	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(d)	(0.01)	0.15	(0.16)	— (e)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(d)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(d)	0.06	0.27	(0.21)	(0.01)	(0.22)

Select Class
Year Ended February 28, 2015	10.91	0.10	(d)	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(d)	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(d)	(0.01)	0.12	(0.13)	— (e)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(d)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(d)	0.05	0.24	(0.19)	(0.01)	(0.20)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.87	0.38%	$225,852	0.80%	0.63%	0.92%	41%
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36

10.98	(0.10)	478	1.30	0.13	1.43	41
11.01	(0.39)	809	1.30	0.13	1.39	38
11.08	0.48	947	1.30	0.48	1.36	33
11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36

10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36

10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36

10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	315

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class A
Year Ended February 28, 2015	$10.05	$0.41	(f)	$(0.28)		$0.13	$(0.41)	$(0.01)	$(0.42)
March 1, 2013 (h) through February 28, 2014	10.00	0.41	(f)	(0.02	)(i)	0.39	(0.34)	—	(0.34)

Class C
Year Ended February 28, 2015	10.05	0.36	(f)	(0.28)		0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (h) through February 28, 2014	10.00	0.36	(f)	(0.02	)(i)	0.34	(0.29)	—	(0.29)

Class R6
Year Ended February 28, 2015	10.06	0.45	(f)	(0.28)		0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (h) through February 28, 2014	10.00	0.45	(f)	(0.01	)(i)	0.44	(0.38)	—	(0.38)

Select Class
Year Ended February 28, 2015	10.05	0.44	(f)	(0.28)		0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (h) through February 28, 2014	10.00	0.43	(f)	(0.01	)(i)	0.42	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(h)	Commencement of operations.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.76	1.31%	$1,965	0.89%		4.15%		1.21%		73%
10.05	4.02	1,415	0.89	(g)	4.13	(g)	1.45	(g)	66

9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(g)	3.62	(g)	2.15	(g)	66

9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(g)	4.49	(g)	0.78	(g)	66

9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(g)	4.36	(g)	1.15	(g)	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	317

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 28, 2015	$9.49	$0.06	(d)	$(0.05)	$0.01	$(0.06)	$(0.03)	$(0.09)
Year Ended February 28, 2014	9.63	0.08	(d)	(0.10)	(0.02)	(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(d)	(0.06)	0.03	(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(d)	0.05	0.17	(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(d)	(0.02)	0.11	(0.13)	(0.16)	(0.29)

Class B
Year Ended February 28, 2015	9.47	0.02	(d)	(0.04)	(0.02)	(0.02)	(0.03)	(0.05)
Year Ended February 28, 2014	9.62	0.03	(d)	(0.11)	(0.08)	(0.04)	(0.03)	(0.07)
Year Ended February 28, 2013	9.73	0.04	(d)	(0.06)	(0.02)	(0.04)	(0.05)	(0.09)
Year Ended February 29, 2012	9.76	0.07	(d)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(d)	(0.02)	0.06	(0.08)	(0.16)	(0.24)

Select Class
Year Ended February 28, 2015	9.48	0.08	(d)	(0.05)	0.03	(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(d)	(0.10)	— (e)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(d)	(0.06)	0.05	(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(d)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(d)	(0.02)	0.14	(0.16)	(0.16)	(0.32)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.41	0.12%	$26,654	0.70%	0.64%	1.02%	23%
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26

9.40	(0.23)	36	1.20	0.24	1.54	23
9.47	(0.78)	180	1.20	0.35	1.48	15
9.62	(0.26)	226	1.19	0.40	1.45	19
9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26

9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Short Duration High Yield Fund commenced operations on March 1, 2013. Prior to March 27, 2013, the Fund was not publicly offered for investment.

Effective November 1, 2009, Class B Shares of Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund are subject to a CDSC on the original cost of shares. Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at February 28, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,323,299	$1,054,542		$2,377,841
Collateralized Mortgage Obligations
Agency CMO	—	4,173,225	—		4,173,225
Non-Agency CMO	—	1,059,817	256,295		1,316,112

Total Collateralized Mortgage Obligations	—	5,233,042	256,295		5,489,337

Commercial Mortgage-Backed Securities	—	823,328	170,345		993,673
Corporate Bonds
Consumer Discretionary	—	369,344	—		369,344
Consumer Staples	—	217,564	—		217,564
Energy	—	488,901	—		488,901
Financials	—	2,176,872	—		2,176,872
Health Care	—	201,109	—		201,109
Industrials	—	296,101	22,776		318,877
Information Technology	—	292,903	—		292,903
Materials	—	178,021	—		178,021
Telecommunication Services	—	295,282	9,605		304,887
Utilities	—	411,577	—		411,577

Total Corporate Bonds	—	4,927,674	32,381		4,960,055

Foreign Government Securities	—	297,595	—		297,595
Mortgage Pass-Through Securities	—	4,084,875	—		4,084,875
Municipal Bonds	—	82,093	—		82,093
Supranational	—	46,633	—		46,633
U.S. Government Agency Securities	—	630,184	—		630,184
U.S. Treasury Obligations	—	6,908,946	—		6,908,946
Loan Assignments
Financials	—	—	84,822		84,822
Short-Term Investment
Investment Company	2,427,905	—	—		2,427,905

Total Investments in Securities	$2,427,905	$24,357,669	$1,598,385		$28,383,959

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$172		$172
Financials	—	—	191		191
Industrials	—	—	4		4
Materials	1,580	—	—	(a)	1,580
Utilities	265	—	—		265

Total Common Stocks	1,845	—	367		2,212

Preferred Stocks
Financials	333	4,700	—		5,033
Industrials	—	1,060	—		1,060
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	333	5,760	—	(b)	6,093

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$169,229	$248,831		$418,060
Collateralized Mortgage Obligations
Agency CMO	—	298,320	—		298,320
Non-Agency CMO	—	91,395	39,263		130,658

Total Collateralized Mortgage Obligations	—	389,715	39,263		428,978

Commercial Mortgage-Backed Securities	—	171,351	77,606		248,957
Convertible Bonds
Consumer Discretionary	—	—	—	(b)	—	(b)
Utilities	—	—	800		800

Total Convertible Bonds	—	—	800		800

Corporate Bonds
Consumer Discretionary	—	151,766	213		151,979
Consumer Staples	—	50,280	—		50,280
Energy	—	165,992	—		165,992
Financials	—	340,434	—		340,434
Health Care	—	67,241	—		67,241
Industrials	—	105,200	7,450		112,650
Information Technology	—	63,455	—		63,455
Materials	—	105,540	906		106,446
Telecommunication Services	—	102,997	2,243		105,240
Utilities	—	85,508	—	(a)	85,508

Total Corporate Bonds	—	1,238,413	10,812		1,249,225

Foreign Government Securities	—	60,718	—		60,718
Mortgage Pass-Through Securities	—	609,842	—		609,842
Municipal Bonds	—	12,803	—		12,803
Preferred Securities
Financials	—	26,535	—		26,535
Supranational	—	3,681	—		3,681
U.S. Government Agency Securities	—	38,749	—		38,749
U.S. Treasury Obligations	—	529,709	—		529,709
Loan Assignments
Consumer Discretionary	—	6,518	2		6,520
Consumer Staples	—	5,417	—		5,417
Energy	—	534	—		534
Financials	—	1,122	2,073		3,195
Health Care	—	1,309	—		1,309
Industrials	—	549	—		549
Information Technology	—	3,073	—		3,073
Materials	—	672	—		672
Telecommunication Services	—	1,003	—		1,003
Utilities	—	4,550	—		4,550

Total Loan Assignments	—	24,747	2,075		26,822

Warrants
Consumer Discretionary	—	—	—	(b)	—	(b)
Industrials	—	—	—	(b)	—	(b)

Total Warrants	—	—	—	(b)	—	(b)

Short-Term Investment
Investment Company	322,477	—	—		322,477

Total Investments in Securities	$324,655	$3,281,252	$379,754		$3,985,661

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$481	$—		$481
Futures Contracts	310	—	—		310

Total Appreciation in Other Financial Instruments	$310	$481	$—		$791

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11)	$—		$(11)
Futures Contracts	(836)	—	—		(836)
Swaps	—	(56)	—		(56)

Total Depreciation in Other Financial Instruments	$(836)	$(67)	$—		$(903)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$536,188	$—		$536,188
Foreign Government Security	—	6,930	—		6,930
Mortgage Pass-Through Securities	—	81,189	—		81,189
U.S. Government Agency Securities	—	258,617	—		258,617
U.S. Treasury Obligations	—	356,048	—		356,048
Short-Term Investment
Investment Company	36,791	—	—		36,791

Total Investments in Securities	$36,791	$1,238,972	$—		$1,275,763

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,336		$1,336
Financials	—	—	2,883		2,883
Industrials	—	—	116		116
Materials	9,681	—	—	(a)	9,681
Utilities	6,967	—	—		6,967

Total Common Stocks	16,648	—	4,335		20,983

Preferred Stocks
Consumer Discretionary	—	—	994		994
Financials	26,267	56,044	—		82,311
Industrials	—	13,448	—		13,448
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	26,267	69,492	994		96,753

Debt Securities
Asset-Backed Securities	—	—	5,743		5,743
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	— (a)
Utilities	—	—	11,989		11,989

Total Convertible Bonds	—	—	11,989		11,989

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$1,690,974	$3,368		$1,694,342
Consumer Staples	—	396,330	—		396,330
Energy	—	1,296,345	—		1,296,345
Financials	—	610,046	9,109		619,155
Health Care	—	905,794	1		905,795
Industrials	—	887,223	76,751		963,974
Information Technology	—	416,374	—		416,374
Materials	—	1,117,251	7,656		1,124,907
Telecommunication Services	—	996,798	—		996,798
Utilities	—	309,529	16		309,545

Total Corporate Bonds	—	8,626,664	96,901		8,723,565

Preferred Securities
Financials	—	55,204	—		55,204
Loan Assignments
Consumer Discretionary	—	280,227	—		280,227
Consumer Staples	—	118,179	—		118,179
Energy	—	42,793	—		42,793
Financials	—	32,665	—		32,665
Health Care	—	9,003	—		9,003
Industrials	—	50,175	—		50,175
Information Technology	—	103,454	—		103,454
Materials	—	20,200	—		20,200
Telecommunication Services	—	33,641	—		33,641
Utilities	—	97,618	—		97,618

Total Loan Assignments	—	787,955	—		787,955

Warrants
Consumer Discretionary	—	—	—	(b)	—	(b)
Industrials	—	—	—	(b)	—	(b)

Total Warrants	—	—	—	(b)	—	(b)

Short-Term Investments
Investment Company	327,741	—	—		327,741
U.S. Treasury Obligations	—	6,365	—		6,365

Total Investments in Securities	$370,656	$9,545,680	$119,962		$10,036,298

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$96,510	$25,073		$121,583
Collateralized Mortgage Obligations
Agency CMO	—	306,642	—		306,642
Non-Agency CMO	—	11,213	599		11,812

Total Collateralized Mortgage Obligations	—	317,855	599		318,454

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$42,418	$2,262	$44,680
Corporate Bonds
Consumer Discretionary	—	33,112	—	33,112
Consumer Staples	—	34,176	—	34,176
Energy	—	40,722	—	40,722
Financials	—	177,664	—	177,664
Health Care	—	24,944	—	24,944
Industrials	—	46,512	2,747	49,259
Information Technology	—	24,100	—	24,100
Materials	—	18,366	—	18,366
Telecommunication Services	—	16,992	1,079	18,071
Utilities	—	62,173	—	62,173

Total Corporate Bonds	—	478,761	3,826	482,587

Foreign Government Securities	—	5,890	—	5,890
Mortgage Pass-Through Securities	—	121,739	—	121,739
Supranational	—	657	—	657
U.S. Government Agency Securities	—	325,643	—	325,643
U.S. Treasury Obligations	—	334,608	—	334,608
Short-Term Investment
Investment Company	70,297	—	—	70,297

Total Investments in Securities	$70,297	$1,724,081	$31,760	$1,826,138

Appreciation in Other Financial Instruments
Swaps	$—	$714	$—	$714

Depreciation in Other Financial Instruments
Swaps	$—	$(53,803)	$—	$(53,803)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$106,219	$85,154	$191,373
Collateralized Mortgage Obligations
Agency CMO	—	351,061	—	351,061
Non-Agency CMO	—	63,616	20,343	83,959

Total Collateralized Mortgage Obligations	—	414,677	20,343	435,020

Commercial Mortgage-Backed Securities	—	45,437	6,629	52,066
Corporate Bonds
Consumer Discretionary	—	7,018	—	7,018
Consumer Staples	—	613	—	613
Energy	—	13,244	—	13,244
Financials	—	59,037	—	59,037
Health Care	—	3,107	—	3,107
Information Technology	—	4,820	—	4,820
Materials	—	1,961	—	1,961
Telecommunication Services	—	3,409	—	3,409
Utilities	—	5,569	—	5,569

Total Corporate Bonds	—	98,778	—	98,778

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Limited Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage Pass-Through Securities	$—	$39,400	$—	$39,400
Municipal Bond	—	870	—	870
U.S. Treasury Obligation	—	25,008	—	25,008
Short-Term Investments
Certificate of Deposit	—	3,500	—	3,500
Investment Company	87,763	—	—	87,763

Total Investments in Securities	$87,763	$733,889	$112,126	$933,778

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$11,660	$83,186	$94,846
Collateralized Mortgage Obligations
Agency CMO	—	894,578	—	894,578
Non-Agency CMO	—	274,617	77,307	351,924

Total Collateralized Mortgage Obligations	—	1,169,195	77,307	1,246,502

Commercial Mortgage-Backed Securities	—	72,424	27,939	100,363
Mortgage Pass-Through Securities	—	986,391	—	986,391
U.S. Treasury Obligations	—	11,844	—	11,844
Loan Assignments
Financials	—	—	6,059	6,059
Short-Term Investment
Investment Company	143,446	—	—	143,446

Total Investments in Securities	$143,446	$2,251,514	$194,491	$2,589,451

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$603,645	$277,737	$881,382
Collateralized Mortgage Obligations
Agency CMO	—	590,811	2	590,813
Non-Agency CMO	—	101,395	10,644	112,039

Total Collateralized Mortgage Obligations	—	692,206	10,646	702,852

Commercial Mortgage-Backed Securities	—	327,796	74,839	402,635
Corporate Bonds
Consumer Discretionary	—	116,974	—	116,974
Consumer Staples	—	109,084	—	109,084
Energy	—	235,944	—	235,944
Financials	—	1,266,015	—	1,266,015
Health Care	—	113,953	—	113,953
Industrials	—	91,649	—	91,649
Information Technology	—	102,275	—	102,275
Materials	—	68,227	—	68,227
Telecommunication Services	—	90,893	—	90,893
Utilities	—	110,345	—	110,345

Total Corporate Bonds	—	2,305,359	—	2,305,359

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$31,835	$—		$31,835
Mortgage Pass-Through Securities	—	444,366	—		444,366
Supranational	—	3,214	—		3,214
U.S. Government Agency Securities	—	630,233	—		630,233
U.S. Treasury Obligations	—	5,648,464	—		5,648,464
Loan Assignments
Financials	—	—	20,120		20,120
Short-Term Investment
Investment Company	44,920	—	—		44,920

Total Investments in Securities	$44,920	$10,687,118	$383,342		$11,115,380

Short Duration High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$35,916	$—		$35,916
Consumer Staples	—	5,441	—		5,441
Energy	—	11,226	—		11,226
Financials	—	10,869	—		10,869
Health Care	—	18,490	—		18,490
Industrials	—	19,283	1,571		20,854
Information Technology	—	7,764	—		7,764
Materials	—	25,846	—		25,846
Telecommunication Services	—	14,438	—		14,438
Utilities	—	5,949	—		5,949

Total Corporate Bonds	—	155,222	1,571		156,793

Preferred Security
Financials	—	211	—		211

Total Preferred Securities	—	211	—		211

Preferred Stocks
Financials	609	843	—		1,452

Total Preferred Stocks	609	843	—		1,452

Loan Assignments
Consumer Discretionary	—	27,929	—		27,929
Consumer Staples	—	17,401	—		17,401
Energy	—	6,986	—		6,986
Financials	—	3,384	—		3,384
Health Care	—	3,449	—		3,449
Industrials	—	9,392	—		9,392
Information Technology	—	3,702	—		3,702
Materials	—	6,596	—		6,596
Telecommunication Services	—	2,801	—		2,801
Utilities	—	4,342	—		4,342

Total Loan Assignments	—	85,982	—		85,982

Short-Term Investment
Investment Company	14,491	—	—		14,491

Total Investments in Securities	$15,100	$242,258	$1,571	*	$258,929

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Short Duration High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4	$—	$4

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4)	$—	$(4)

*	Level 3 securities are valued by brokers and pricing services. At February 28, 2015, the value of these securities was approximately $1,571,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$18,151	$—	$18,151
U.S. Treasury Obligations	—	110,498	—	110,498
Short-Term Investment
Investment Company	887	—	—	887

Total Investments in Securities	$887	$128,649	$—	$129,536

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

There were no transfers between Levels 1 and 2 during the year ended February 28, 2015.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Security — Asset-Backed Securities	$645,873	$822	$(7,439)	$(5,788)	$894,842	$(459,571)	$—	$(14,197)	$1,054,542
Collateralized Mortgage Obligation — Agency CMO	17,390	(5)	3	— (a)	—	—	—	(17,388)	—
Collateralized Mortgage Obligation — Non-Agency CMO	290,234	60	(6,591)	3,754	17,133	(65,013)	29,603	(12,885)	256,295
Commercial Mortgage-Backed Securities	197,041	—	4,677	(25,845)	43,025	(48,553)	—	—	170,345
Corporate Bond — Industrials	25,364	—	28	(12)	—	(1,523)	249	(1,330)	22,776
Corporate Bond —Telecommunication Services	—	—	(325)	—	—	—	9,930	—	9,605
Loan Assignment — Financials	102,868	—	74	—	99,277	(117,397)	—	—	84,822

Total	$1,278,770	$877	$(9,573)	$(27,891)	$1,054,277	$(692,057)	$39,782	$(45,800)	$1,598,385

Core Plus Bond Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$106,185		$348	$(4,741)	$(1,033)	$205,153	$(55,326)	$—	$(1,755)	$248,831
Collateralized Mortgage Obligations — Agency CMO	5,970		— (a)	77	(79)	—	—	—	(5,968)	—
Collateralized Mortgage Obligations — Non-Agency CMO	39,237		(7)	366	371	1,659	(5,525)	3,162	—	39,263
Commercial Mortgage-Backed Securities	34,408		—	1,628	(4,949)	49,872	(3,353)	—	—	77,606
Common Stocks — Consumer Discretionary	319		2	(145)	—	—	(4)	—	—	172
Common Stocks — Financials	191		—	—	—	—	—	—	—	191
Common Stocks — Industrials	8		—	(4)	—	—	—	—	—	4
Common Stocks — Materials	1,091		(1,732)	1,834	—	—	(1,193)	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	—	(1)	—	1	—	—	—	—	(b)
Convertible Bonds — Utilities	829		108	46	—	65	(248)	—	—	800
Corporate Bonds — Consumer Discretionary	222		—	—	—	2	(11)	—	—	213
Corporate Bonds — Financials	76		—	(76)	—	—	—	—	—	—
Corporate Bonds — Industrials	7,715		(464)	251	15	341	(578)	173	(3)	7,450
Corporate Bonds — Materials	2,043		—	(48)	10	—	(1,099)	—	—	906
Corporate Bonds —Telecommunication Services	—		—	(76)	—	—	—	2,319	—	2,243
Corporate Bonds — Utilities	6		—	(6)	—	—	—	—	—	—	(a)
Foreign Government Securities	217		9	33	—	—	(259)	—	—	—
Loan Assignments — Consumer Discretionary	45		—	(43)	—	—	—	—	—	2
Loan Assignments — Financials	6,364		—	22	—	5,530	(9,843)	—	—	2,073
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Core Plus Bond Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
U.S. Government Agency Securities	$391		$—	$—	$—	$—	$—	$—	$(391)	$—
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$205,317		$(1,736)	$(883)	$(5,665)	$262,623	$(77,439)	$5,654	$(8,117)	$379,754

High Yield Fund	Balance as of February 28, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$6,913		$(72)	$(211)	$31	$—	$(918)	$—	$—	$5,743
Common Stocks — Consumer Discretionary	1,752		—	(416)	—	—	—	—	—	1,336
Common Stocks — Financials	2,882		—	1	—	—	—	—	—	2,883
Common Stocks — Industrials	213		—	(97)	—	—	—	—	—	116
Common Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Common Stocks — Materials	22,095		(34,745)	36,812	—	—	(24,162)	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	—	(18)	—	18	—	—	—	—	(a)
Convertible Bonds — Utilities	12,418		1,617	691	—	976	(3,713)	—	—	11,989
Corporate Bonds — Consumer Discretionary	3,526		—	—	—	25	(183)	—	—	3,368
Corporate Bonds — Financials	8,765		—	922	18	—	(596)	—	—	9,109
Corporate Bonds — Health Care	421		—	(420)	—	—	—	—	—	1
Corporate Bonds — Industrials	115,456		3,352	(5,194)	526	11,358	(48,709)	—	(38)	76,751
Corporate Bonds — Materials	16,911		—	(261)	86	—	(9,080)	—	—	7,656
Corporate Bonds — Utilities	500		239	(484)	—	—	(239)	—	—	16
Loan Assignments — Consumer Discretionary	5,261		(14,486)	14,234	—	—	(1)	—	(5,008)	—
Preferred Stocks — Consumer Discretionary	—	(a)	—	362	—	—	—	632	—	994
Preferred Stocks — Information Technology	—	(b)	—	—	—	—	— (b)	—	—	—
Preferred Stocks — Materials	—	(b)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants — Industrials	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$197,113		$(44,095)	$45,921	$661	$12,377	$(87,601)	$632	$(5,046)	$119,962

Inflation Managed Bond Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$9,366	$—	$(19)	$6	$23,280	$(7,560)	$—	$—	$25,073
Collateralized Mortgage Obligations — Non-Agency CMO	—	—	(13)	— (a)	—	(356)	968	—	599
Commercial Mortgage-Backed Securities	3,107	—	61	(214)	—	(692)	—	—	2,262
Corporate Bonds — Industrials	2,972	—	29	(2)	—	(156)	—	(96)	2,747
Corporate Bonds —Telecommunication Services	—	—	(37)	—	—	—	1,116	—	1,079

Total	$15,445	$—	$21	$(210)	$23,280	$(8,764)	$2,084	$(96)	$31,760

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Limited Duration Bond Fund	Balance as of February 28, 2014	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$63,438	$17		$1,404	$49	$47,842	$(31,569)	$3,973	$—	$85,154
Collateralized Mortgage Obligations — Agency CMO	36	—	(a)	961	(962)	—	—	—	(35)	—
Collateralized Mortgage Obligations — Non-Agency CMO	12,792	141		168	15	14,223	(7,082)	86	—	20,343
Commercial Mortgage-Backed Securities	299	—		246	3	6,000	(972)	1,053	—	6,629

Total	$76,565	$158		$2,779	$(895)	$68,065	$(39,623)	$5,112	$(35)	$112,126

Mortgage-Backed Securities Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$88,417	$131	$(776)	$(1,725)	$38,048	$(41,177)	$268	$—	$83,186
Collateralized Mortgage Obligations — Agency CMO	7,120	(1)	1	— (a)	—	—	—	(7,120)	—
Collateralized Mortgage Obligations — Non-Agency CMO	92,226	(5)	(1,269)	32	311	(18,348)	7,119	(2,759)	77,307
Commercial Mortgage-Backed Securities	34,311	(1)	810	(1,694)	4,588	(10,075)	—	—	27,939
Loan Assignments — Financials	12,857	—	32	—	3,938	(10,768)	—	—	6,059

Total	$234,931	$124	$(1,202)	$(3,387)	$46,885	$(80,368)	$7,387	$(9,879)	$194,491

Short Duration Bond Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$225,473	$441	$(1,464)	$114		$225,548	$(160,738)	$651	$(12,288)	$277,737
Collateralized Mortgage Obligations — Agency CMO	6,931	—	— (a)	—		—	(1)	3	(6,931)	2
Collateralized Mortgage Obligations — Non-Agency CMO	9,476	—	(69)	1		—	(5,254)	6,490	—	10,644
Commercial Mortgage-Backed Securities	116,992	(2)	(325)	(22)		—	(46,936)	5,132	—	74,839
Loan Assignments — Financials	20,067	—	—	—	(a)	31,557	(31,504)	—	—	20,120

Total	$378,939	$439	$(1,858)	$93		$257,105	$(244,433)	$12,276	$(19,219)	$383,342

Short Duration High Yield Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Corporate Bond — Industrials	$2,953	$(14)	$(26)	$(35)	$465	$(1,772)	$—	$—	$1,571

Treasury & Agency Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
U.S. Government Agency Securities	$4,136	$—	$—	$—	$—	$—	$—	$(4,136)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$(9,214)
Core Plus Bond Fund	(2,784)
High Yield Fund	(3,511)
Inflation Managed Bond Fund	19
Limited Duration Bond Fund	1,598
Mortgage-Backed Securities Fund	(959)
Short Duration Bond Fund	(1,397)
Short Duration High Yield Fund	(26)
Treasury & Agency Fund	—

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$609,707	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100% (3.12%)
			Constant Default Rate	0.00% - 30.00% (17.59%)
			Yield (Discount Rate of Cash Flows)	0.17% - 6.67% (3.64%)

Asset-Backed Securities	609,707

	155,216	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (5.78%)
			Constant Default Rate	0.00% - 66.92% (3.97%)
			PSA Prepayment Model	246.80% - 498.00% (381.57%)
			Yield (Discount Rate of Cash Flows)	(7.58%) - 13.00% (4.43%)

Collateralized Mortgage Obligations	155,216

	87,163	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (47.33%)
			Yield (Discount Rate of Cash Flows)	(8.68%) - 7.11% (2.38%)

Commercial Mortgage-Backed Securities	87,163

	9,605	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.93% (N/A)

Corporate Bonds	9,605

Total	$861,691

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $736,694,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Comparable Companies	Discount for lack of marketability (b)	10.00% (N/A)
	4		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25.00% (N/A)

Common Stocks	4

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Preferred Stocks	$—	(c)	Discounted Cash Flow	Discount for lack of marketability (b)	10.00% (N/A)

	303		Market Comparable Companies	EBITDA Multiple (d)	6.80x (6.80x)
				Discount for lack of marketability (b)	10.00% (10.00%)
	2,243		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.93% (N/A)

Corporate Bonds	2,546

	140,611		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.50%)
				Implied Spread to Index	2.00% - 2.50% (2.00%)
				Constant Prepayment Rate	0% - 30.00% (1.33%)
				Constant Default Rate	0% - 35.00% (16.93%)
				Yield (Discount Rate of Cash Flows)	0.83% - 8.14% (4.35%)

Asset-Backed Securities	140,611

	35,215		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.57% (4.90%)
				Constant Default Rate	0.00% - 66.92% (5.69%)
				PSA Prepayment Model	368.00% (368.00%)
				Yield (Discount Rate of Cash Flows)	1.92% - 8.40% (4.72%)

Collateralized Mortgage Obligations	35,215

	65,869		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.15%)
				Yield (Discount Rate of Cash Flows)	(8.68%) - 5.05% (3.59%)

Commercial Mortgage-Backed Securities	65,869

Warrants	—	(c)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$244,245

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $135,509,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than $1,000.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$116		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—	(b)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stocks	116

	—	(c)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Preferred Stocks	—	(c)

	3,950		Market Comparable Companies	EBITDA Multiple (d)	6.80x (6.80x)
				Discount for lack of marketability (a)	10.00% (N/A)
				Probability of Default	99.99% (N/A)

Corporate Bonds	3,950

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Fair Value at February 28, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,743		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
				Implied Spread to Index	2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% N/A)
				Constant Default Rate	5.00% (N/A)
				Yield (Discount Rate of Cash Flows)	8.14% (N/A)

Asset-Backed Securities	5,743

Warrant	—	(e)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$9,809

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $110,153,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Amount rounds to less than $1,000.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(e)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16,429	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.47%)
			Constant Default Rate	0.00% - 30.00% (20.59%)
			Yield (Discount Rate of Cash Flows)	1.35% - 4.27% (3.20%)

Asset-Backed Securities	16,429

	112	Discounted Cash Flow	Constant Prepayment Rate	8.00% (N/A)
			Constant Default Rate	0.25% (N/A)
			Yield (Discount Rate of Cash Flows)	4.30% (N/A)

Collateralized Mortgage Obligations	112

	473	Discounted Cash Flow	Constant Prepayment Rate	90% - 100.00% (96.42%)
			Yield (Discount Rate of Cash Flows)	(8.68%) - 2.92% ((4.53)%)

Commercial Mortgage-Backed Securities	473

	1,079	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.93% (N/A)

Corporate Bonds	1,079

Total	$18,093

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $13,667,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$68,709	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.77%)
			Constant Default Rate	0.00% - 30.00% (14.01%)
			Yield (Discount Rate of Cash Flows)	1.35% - 12.89% (4.13%)

Asset-Backed Securities	68,709

	20,343	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (9.64%)
			Constant Default Rate	0.00% - 11.69% (0.25%)
			PSA Prepayment Model	246.8% - 283.00% (253.44%)
			Yield (Discount Rate of Cash Flows)	0.71% - 10.50% (2.41%)

Collateralized Mortgage Obligations	20,343

	6,164	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.22%)
			Constant Default Rate	0.00% - 5.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	4.23% - 6.24% (4.32%)

Commercial Mortgage-Backed Securities	6,164

Total	$95,216

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $16,910,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$60,038	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.63% (1.44%)
			Constant Default Rate	0.00% - 30.00% (12.83%)
			Yield (Discount Rate of Cash Flows)	1.41% - 6.67% (3.78%)

Asset-Backed Securities	60,038

	56,528	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (6.01%)
			Constant Default Rate	0.00% - 50.00% (4.96%)
			PSA Prepayment Model	246.80% - 970.00% (507.08%)
			Yield (Discount Rate of Cash Flows)	0.24% - 15.00% (5.04%)

Collateralized Mortgage Obligations	56,528

	9,745	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (44.86%)
			Yield (Discount Rate of Cash Flows)	1.06% - 7.11% (3.29%)

Commercial Mortgage-Backed Securities	9,745

Total	$126,311

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $68,180,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$150,124	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.48%)
			Constant Default Rate	0.00% - 30.00% (19.50%)
			Yield (Discount Rate of Cash Flows)	1.35% - 8.77% (3.47%)

Asset-Backed Securities	150,124

	2	Discounted Cash Flow	Constant Default Rate	0.00% (N/A%)
			PSA Prepayment Model	246.80% (N/A%)
			Yield (Discount Rate of Cash Flows)	1.42% (N/A%)

Collateralized Mortgage Obligations	2

	40,102	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.36% - 7.11% (2.10%)

Commercial Mortgage-Backed Securities	40,102

Total	$190,228

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $193,114,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$302,581	1.1%
Core Plus Bond Fund	38,976	1.0
High Yield Fund	42,256	0.4
Inflation Managed Bond Fund	877	0.0	(a)
Limited Duration Bond Fund	5,072	0.5
Mortgage-Backed Securities Fund	38,683	1.5
Short Duration Bond Fund	61,958	0.6

(a)	Amount rounds to less than 0.1%.

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Core Bond Fund, Core Plus Bond Fund and Mortgage-Backed Securities Fund had TBA purchase commitments and when issued securities outstanding as of February 28, 2015, which are shown as payable for Investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed in the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing the value on such collateral or have their interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At February 28, 2015, Short Duration High Yield had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Credit Suisse	5.7%
Deutsche Bank	6.5

E. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2015, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/10/2015	0.500%	4.500%	$7,615	$7,577	$12,385	$12,323	$20,000	$19,900
Invitation Homes (i)	Revolving Loan	3/15/2015	0.500	3.750	15,245	15,169	2,924	2,909	18,169	18,078
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.500	3.755	37,393	37,206	21,607	21,499	59,000	58,705
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.500	4.100	10,168	10,117	48,332	48,091	58,500	58,208

Total					$70,421	$70,069	$85,248	$84,822	$155,669	$154,891

Core Plus Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.500%	3.750%	$1,314	$1,308	$252	$251	$1,566	$1,559
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.500	3.755	3,169	3,153	1,831	1,822	5,000	4,975

Total					$4,483	$4,461	$2,083	$2,073	$6,566	$6,534

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Mortgage-Backed Securities Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holdings Ltd. (i)	Revolving Loan	4/10/2015	0.500%	4.500%	$952	$947	$1,548	$1,540	$2,500	$2,487
Invitation Homes (i)	Revolving Loan	3/15/2015	0.500	3.750	2,628	2,615	504	502	3,132	3,117
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.500	3.755	1,268	1,261	732	729	2,000	1,990
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.500	4.100	695	692	3,305	3,288	4,000	3,980

Total					$5,543	$5,515	$6,089	$6,059	$11,632	$11,574

Short Duration Bond Fund
	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Invitation Homes (i)	Revolving Loan	3/15/2015	0.500%	3.750%	$2,629	$2,615	$504	$501	$3,133	$3,116
Progress Residential LP (i)	Revolving Loan	9/4/2015	0.500	3.755	12,675	12,612	7,325	7,288	20,000	19,900
Tricon Capital Group Inc. (i)	Revolving Loan	6/13/2015	0.500	4.100	2,607	2,594	12,393	12,331	15,000	14,925

Total					$17,911	$17,821	$20,222	$20,120	$38,133	$37,941

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board and may be difficult to sell.

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund use instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(3) below describe the various derivatives used by the Funds. As of February 28, 2015, High Yield Fund did not hold any derivatives.

(1). Futures Contracts — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund and Short Duration High Yield Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of February 28, 2015, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by Inflation Managed Bond Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Goldman Sachs International, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(2,645)	$2,870
		BNP Paribas	(6,693)	7,400
		Citibank, N.A.	(6,856)	7,670
		Credit Suisse International	(4,739)	5,230
		Deutsche Bank AG, New York	(11,565)	12,650
		Goldman Sachs International	(4,232)	4,640
		Morgan Stanley Capital Services	(9,888)	10,820
		Royal Bank of Scotland	(6,471)	6,740

	Collateral Received	Morgan Stanley Capital Services	—	(603)

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund may enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

As of February 28, 2015, the Funds did not hold credit default swaps.

Interest Rate Swaps

Core Plus Bond Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Funds to interest rate risk.

(4). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$310	$—	$—	$310
Foreign exchange contracts	Receivables	—	481	—	481

Total		310	481	—	791

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(836)	—	(56)	(892)
Foreign exchange contracts	Payables	—	(11)	—	(11)

Total		$(836)	$(11)	$(56)	$(903)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to/from brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$714

Gross Liabilities:
Interest rate contracts	Payables	$(53,803)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received (b)	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$—	$—	$—	$—
BNP Paribas	—	—	—	—
Citibank, N.A.	448	(448)	—	—
Credit Suisse International	—	—	—	—
Deutsche Bank AG, New York	266	(266)	—	—
Goldman Sachs International	—	—	—	—
Morgan Stanley Capital Services	—	—	—	—
Royal Bank of Scotland	—	—	—	—

	$714	$(714)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$2,645	$—	$(2,645)	$—
BNP Paribas	6,693	—	(6,693)	—
Citibank, N.A.	7,304	(448)	(6,856)	—
Credit Suisse International	4,739	—	(4,739)	—
Deutsche Bank AG, New York	11,831	(266)	(11,565)	—
Goldman Sachs International	4,232	—	(4,232)	—
Morgan Stanley Capital Services	9,888	—	(9,888)	—
Royal Bank of Scotland	6,471	—	(6,471)	—

	$53,803	$(714)	$(53,089)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(3). for actual swap collateral received or posted.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Short Duration High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$4

Gross Liabilities:
Foreign exchange contracts	Payables	$(4)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2015, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$11,636	$—	$(2,437)	$9,199
Foreign exchange contracts	—	610	—	610
Credit Contracts	—	—	224	224

Total	$11,636	$610	$(2,213)	$10,033

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(523)	$—	$—	$(523)
Foreign exchange contracts	—	442	—	442
Credit Contracts	—	—	(56)	(56)

Total	$(523)	$442	$(56)	$(137)

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Swaps
Credit contracts	$773

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$1,216

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$(40,098)

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	343

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Short Duration High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$82

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$1

The Funds’ derivatives contracts held at February 28, 2015 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2015 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	High Yield Fund	Inflation Managed Bond Fund	Short Duration High Yield Fund
Futures Contracts:
Average Notional Balance Long	$157,132	$—	$—	$—
Average Notional Balance Short	142,377	—	—	—
Ending Notional Balance Long	71,500	—	—	—
Ending Notional Balance Short	153,578	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	2,081	—	—	28
Average Settlement Value Sold	11,913	—	—	321
Ending Settlement Value Purchased	1,031	—	—	194
Ending Settlement Value Sold	14,613	—	—	341	(a)

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	—	—	—
Average Notional Balance — Sell Protection	6,923	30,769	—	—
Ending Notional Balance — Buy Protection	—	—	—	—
Ending Notional Balance — Sell Protection	—	—	—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Buy Fixed Rate	23,846	—	1,099,154	—
Ending Notional Balance — Buy Fixed Rate	5,000	—	1,272,000	—

(a)	For the period from March 1, 2014 to April 30, 2014 and July 1, 2014 to February 28, 2015.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

H. Offering and Organization Costs — Total offering costs of approximately $92,000 paid in connection with the offering of shares of Short Duration High Yield Fund were amortized on a straight line basis over 12 months from the date it commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$—	$(15)	$15
Core Plus Bond Fund	(250,252)	191	250,061
Government Bond Fund	—	— (a)	— (a)
High Yield Fund	—	(388)	388
Inflation Managed Bond Fund	—	75	(75)
Limited Duration Bond Fund	(2,757)	226	2,531
Mortgage-Backed Securities Fund	(109)	109	—
Short Duration Bond Fund	—	4	(4)
Short Duration High Yield Fund	—	15	(15)
Treasury & Agency Fund	—	—	—

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to consent fees, foreign currency gains or losses, non-taxable dividends, expiration of capital loss carryforwards, treasury inflation protected securities (“TIPs”) deflationary adjustments and redesignation of distributions.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	345

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2015, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$522	$8
Core Plus Bond Fund	323	—	(a)
Government Bond Fund	$17	$1
High Yield Fund	147	1
Inflation Managed Bond Fund	2	—
Limited Duration Bond Fund	13	—	(a)
Mortgage-Backed Securities Fund	14	—	(a)
Short Duration Bond Fund	59	—	(a)
Short Duration High Yield Fund	1	—
Treasury & Agency Fund	2	—

(a)	Amount rounds to less than $1,000.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreements. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6		Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.35	%^	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40		0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a		n/a	0.48
High Yield Fund^^	1.00	1.55	1.55	1.30	0.75	0.70		n/a	0.80
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50		n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25		n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25		n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30		n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50		n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a		n/a	0.45

^	Prior to November 28, 2014, the contractual expense limitation for Core Bond Fund was 0.40% for Class R6 Shares.
^^	Prior to September 1, 2013, the contractual expense limitation for High Yield Fund was 1.10% for Class A Shares. Prior to October 31, 2014, the contractual expense limitation for High Yield Fund was 1.60%, 1.60%, 1.35%, 0.80%, 0.75% and 0.85% for Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended February 28, 2015 and are in place until at least June 30, 2015, except Core Bond Fund and High Yield Fund which are in place until at least November 30, 2015 and October 31, 2015, respectively.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	347

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$6,067	$6,924	$17,292	$30,283	$32
Core Plus Bond Fund	444	505	996	1,945	24
Government Bond Fund	512	516	3,102	4,130	314
High Yield Fund	3,577	3,630	15,584	22,791	729
Inflation Managed Bond Fund	111	157	1,801	2,069	29
Limited Duration Bond Fund	735	537	540	1,812	—
Mortgage-Backed Securities Fund	4,015	2,145	1,326	7,486	173
Short Duration Bond Fund	4,155	4,214	2,061	10,430	—	(a)
Short Duration High Yield Fund	345	197	204	746	—
Treasury & Agency Fund	246	102	138	486	—

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amounts of waivers resulting from investments in these money market funds for the year ended February 28, 2015 were as follows (amounts in thousands):

Core Bond Fund	$2,461
Core Plus Bond Fund	247
Government Bond Fund	33
High Yield Fund	628
Inflation Managed Bond Fund	73
Limited Duration Bond Fund	163
Mortgage-Backed Securities Fund	95
Short Duration Bond Fund	27
Short Duration High Yield Fund	21
Treasury & Agency Fund	1

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$4,788,533	$3,362,388	$2,041,940	$253,593
Core Plus Bond Fund	2,251,648	1,236,852	421,847	222,503

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Government Bond Fund	$88,520	$280,527	$145,765	$191,973
High Yield Fund	5,211,327	5,820,369	—	—
Inflation Managed Bond Fund	608,355	430,717	130,044	31,034
Limited Duration Bond Fund	344,878	186,002	—	10,000
Mortgage-Backed Securities Fund	169,996	525,526	4,841	351
Short Duration Bond Fund	2,025,814	2,493,217	2,774,521	2,068,229
Short Duration High Yield Fund	206,859	189,948	—	—
Treasury & Agency Fund	—	27,012	34,824	49,541

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$27,290,066	$1,168,837	$74,944	$1,093,893
Core Plus Bond Fund	3,886,060	136,930	37,329	99,601
Government Bond Fund	1,205,729	74,754	4,720	70,034
High Yield Fund	9,863,353	409,987	237,042	172,945
Inflation Managed Bond Fund	1,801,039	33,108	8,009	25,099
Limited Duration Bond Fund	936,148	7,059	9,429	(2,370)
Mortgage-Backed Securities Fund	2,511,584	92,797	14,930	77,867
Short Duration Bond Fund	11,075,556	68,218	28,394	39,824
Short Duration High Yield Fund	262,988	1,085	5,144	(4,059)
Treasury & Agency Fund	129,137	661	262	399

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, treasury inflation protected securities (“TIPs”) deflationary adjustments and debt modifications.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$630,225	$30,304	$660,529
Core Plus Bond Fund	94,871	21,234	116,105
Government Bond Fund	32,974	24,479	57,453
High Yield Fund	587,354	192,531	779,885
Inflation Managed Bond Fund	21,802	—	21,802
Limited Duration Bond Fund	7,455	—	7,455
Mortgage-Backed Securities Fund	85,798	2,688	88,486
Short Duration Bond Fund	99,576	6,329	105,905
Short Duration High Yield Fund	12,162	—	12,162
Treasury & Agency Fund	1,230	462	1,692

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Core Bond Fund	$656,519	$118,027	$774,546
Core Plus Bond Fund	94,365	16,631	110,996
Government Bond Fund	44,929	6,697	51,626
High Yield Fund	685,259	248,927	934,186
Inflation Managed Bond Fund	18,868	1,788	20,656
Limited Duration Bond Fund	5,888	—	5,888
Mortgage-Backed Securities Fund	103,541	2,568	106,109
Short Duration Bond Fund	113,274	8,002	121,276

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	349

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Short Duration High Yield Fund (a)	$3,947	$—	$3,947
Treasury & Agency Fund	2,466	669	3,135

(a)	Commencement of operations on September 4, 2013.

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Core Bond Fund	$16,152	$4,587	$—	$1,093,541
Core Plus Bond Fund	9,416	2,968	(3,905)	97,524
Government Bond Fund	2,049	17,770	—	70,034
High Yield Fund	8,120	5,788	—	172,945
Inflation Managed Bond Fund	1,987	—	(1,864)	(27,989)
Limited Duration Bond Fund	361	—	(75,157)	(2,370)
Mortgage-Backed Securities Fund	3,677	540	—	77,839
Short Duration Bond Fund	2,134	2,540	—	39,735
Short Duration High Yield Fund	205	—	(1,158)	(4,059)
Treasury & Agency Fund	35	21	—	399

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation, debt modifications, post-October capital loss deferrals, wash sale loss deferrals, treasury inflation protected securities (“TIPs”) deflationary adjustments and straddle loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2015, the following Funds had post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long- Term
Inflation Managed Bond Fund	$1,864	$—
Limited Duration Bond Fund	—	10,717
Short Duration High Yield Fund	1,074	84

As of February 28, 2015, the following Funds had pre-enactment net capital loss carryforwards, expiring during the year(s) indicated, which are available to offset future realized gains (amounts in thousands):

	2016	2017	2018	2019	Total
Core Plus Bond Fund	$3,905	$—	$—	$—	$3,905	*
Limited Duration Bond Fund	4,374	42,572	10,531	6,963	64,440

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

During the year ended February 28, 2015, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

		Post-Enactment Capital Loss Carryforwards Utilized
	Pre-Enactment Capital Loss Carryforwards Utilized	Short-Term	Long-Term	Total Capital Loss Carryforwards Utilized
Core Plus Bond Fund	$3,905	$—	$—	$3,905
Government Bond Fund	—	1,283	3,942	5,225
Inflation Managed Bond Fund	—	3,912	—	3,912

During the year ended February 28, 2015, the following Funds had expired capital loss carryforwards as follows (amounts in thousands):

Core Plus Bond Fund	$250,252
Limited Duration Bond Fund	2,757

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Late year ordinary losses incurred after December 31 as well as specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2015 the Funds deferred to March 1, 2015 the following specified ordinary losses and net capital losses of (amounts in thousands):

	Net Capital Loss
	Short-Term		Long-Term	Specified Ordinary Losses
Core Bond Fund	$241		$—	$—
High Yield Fund	13,829		34,176	—
Inflation Managed Bond Fund	309		(253)	—
Limited Duration Bond Fund	—	(a)	47	—
Mortgage-Backed Securities Fund	—	(a)	—	—
Short Duration High Yield Fund	1,445		631	9
Treasury & Agency Fund	3		—	—

(a)	Amount rounds to less than $1,000.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015 or at anytime during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for each of Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

As of February 28, 2015, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	20.91%
Core Plus Bond Fund	32.09	—
High Yield Fund	—	11.52
Inflation Managed Bond Fund	23.80	16.01
Limited Duration Bond Fund	45.31	—

Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, and Short Duration Bond Fund each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	351

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, Short Duration High Yield Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

High Yield Fund and Short Duration High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

8. Redemption in-Kind

During the year ended February 28, 2014, certain Select Class shareholders of Core Bond Fund sold shares and Core Bond Fund delivered portfolio securities primarily by means of a redemption-in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

October 28, 2013	Value	Realized Gains (Losses)	Type
Select Class	$2,585,600	$111,895	Redemption-in-kind

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Treasury & Agency Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Treasury & Agency Fund (each a separate fund of JPMorgan Trust II) and JPMorgan Inflation Managed Bond Fund (a separate fund of JPMorgan Trust I) at February 28, 2015, the results of each of their operations and their cash flows (for JPMorgan Core Plus Bond Fund and JPMorgan Limited Duration Bond Fund) for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, and the financial position of JPMorgan Short Duration High Yield Fund (a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 28, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 1, 2013 (commencement of operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	353

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

354	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	355

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

356	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,019.40	$3.71	0.74%
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class B
Actual	1,000.00	1,016.00	6.90	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class C
Actual	1,000.00	1,015.10	6.89	1.38
Hypothetical	1,000.00	1,017.95	6.90	1.38
Class R2
Actual	1,000.00	1,017.20	4.95	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class R5
Actual	1,000.00	1,020.10	2.15	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43
Class R6
Actual	1,000.00	1,021.20	1.80	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36
Select Class
Actual	1,000.00	1,019.30	2.85	0.57
Hypothetical	1,000.00	1,021.97	2.86	0.57

Core Plus Bond Fund
Class A
Actual	1,000.00	1,020.60	3.71	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74
Class B
Actual	1,000.00	1,016.80	6.95	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	357

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class C
Actual	$1,000.00	$1,017.00	$6.95	1.39%
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R2
Actual	1,000.00	1,018.40	5.71	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R6
Actual	1,000.00	1,022.20	1.96	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39
Institutional Class
Actual	1,000.00	1,021.70	2.41	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48
Select Class
Actual	1,000.00	1,019.70	3.20	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Government Bond Fund
Class A
Actual	1,000.00	1,024.20	3.76	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class B
Actual	1,000.00	1,019.50	7.41	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class C
Actual	1,000.00	1,020.50	7.41	1.48
Hypothetical	1,000.00	1,017.46	7.40	1.48
Class R2
Actual	1,000.00	1,023.00	5.02	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Select Class
Actual	1,000.00	1,025.70	2.41	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

High Yield Fund
Class A
Actual	1,000.00	1,002.60	4.92	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99
Class B
Actual	1,000.00	999.70	7.73	1.56
Hypothetical	1,000.00	1,017.06	7.80	1.56
Class C
Actual	1,000.00	999.90	7.74	1.56
Hypothetical	1,000.00	1,017.06	7.80	1.56
Class R2
Actual	1,000.00	1,000.90	6.50	1.31
Hypothetical	1,000.00	1,018.30	6.56	1.31
Class R5
Actual	1,000.00	1,003.90	3.78	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76
Class R6
Actual	1,000.00	1,004.00	3.53	0.71
Hypothetical	1,000.00	1,021.27	3.56	0.71
Select Class
Actual	1,000.00	1,003.60	4.02	0.81
Hypothetical	1,000.00	1,020.78	4.06	0.81

358	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Inflation Managed Bond Fund
Class A
Actual	$1,000.00	$982.10	$3.69	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	979.00	6.87	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R2
Actual	1,000.00	980.40	4.91	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00
Class R5
Actual	1,000.00	983.20	2.61	0.53
Hypothetical	1,000.00	1,022.17	2.66	0.53
Class R6
Actual	1,000.00	983.30	2.31	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47
Select Class
Actual	1,000.00	982.80	2.95	0.60
Hypothetical	1,000.00	1,021.82	3.01	0.60

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,005.70	3.38	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68
Class B
Actual	1,000.00	1,002.20	5.86	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class C
Actual	1,000.00	1,002.30	5.86	1.18
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class R6
Actual	1,000.00	1,006.90	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23
Select Class
Actual	1,000.00	1,007.00	2.14	0.43
Hypothetical	1,000.00	1,022.66	2.16	0.43

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,017.00	3.20	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64
Class C
Actual	1,000.00	1,014.00	5.69	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class R6
Actual	1,000.00	1,019.40	1.20	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
Select Class
Actual	1,000.00	1,018.60	1.95	0.39
Hypothetical	1,000.00	1,022.86	1.96	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,002.20	3.97	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class B
Actual	1,000.00	999.50	6.44	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	359

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Short Duration Bond Fund (continued)
Class C
Actual	$1,000.00	$999.60	$6.45	1.30%
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R6
Actual	1,000.00	1,005.70	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30
Select Class
Actual	1,000.00	1,004.40	2.73	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

Short Duration High Yield Fund
Class A
Actual	1,000.00	1,000.60	4.41	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class C
Actual	1,000.00	998.40	6.89	1.39
Hypothetical	1,000.00	1,017.90	6.95	1.39
Class R6
Actual	1,000.00	1,002.70	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49
Select Class
Actual	1,000.00	1,002.80	3.18	0.64
Hypothetical	1,000.00	1,021.62	3.21	0.64

Treasury & Agency Fund
Class A
Actual	1,000.00	1,001.40	3.47	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class B
Actual	1,000.00	1,000.50	5.95	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Select Class
Actual	1,000.00	1,002.80	2.23	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

360	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$30,304
Core Plus Bond Fund	21,234
Government Bond Fund	24,479
High Yield Fund	192,531
Mortgage-Backed Securities Fund	2,688
Short Duration Bond Fund	6,328
Treasury & Agency Fund	462

Qualified Dividend Income (QDI)

Each fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Qualified Dividend Income
High Yield Bond	$7,731

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2015 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Core Bond Fund	$598,335	$2,480
Core Plus Bond Fund	85,931	738
Government Bond Fund	32,761	182
High Yield Fund	475,713	19,592
Limited Duration Bond Fund	7,432	—
Short Duration Bond Fund	95,811	192
Treasury & Agency Fund	1,221	—

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015:

Income from U.S. Treasury Obligations
Core Bond Fund	20.80%
Core Plus Bond Fund	8.55
Government Bond Fund	32.69
Inflation Managed Bond Fund	4.74
Limited Duration Bond Fund	0.98
Mortgage-Backed Securities Fund	0.22
Short Duration Bond Fund	27.20
Treasury & Agency Fund	45.27

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	361

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-INC2-215

Annual Report

J.P. Morgan Money Market Funds

February 28, 2015

JPMorgan Current Yield Money Market Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

JPMorgan Current Yield Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Objective	Seeks to provide current income while maintaining liquidity and providing stability of principal
Primary Investments	Repurchase agreements, commercial paper, debt securities issued or guaranteed by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities, as well as securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered*	Institutional Class and Capital Shares
Net Assets as of February 28, 2015	$10.0 Million
Weighted Average Maturity^	3 days
Weighted Average Life^^	3 days

MATURITY SCHEDULE**^
2–7 days	100.0%

7-DAY SEC YIELD AS OF February 28, 2015 (1)
Institutional Class Shares	0.00%
Capital Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Effective December 29, 2014, shares of the Fund may not be purchased or acquired by new or existing shareholders.
**	Percentages indicated are based upon total investments as of February 28, 2015.
(1)	The yields for Institutional Class Shares and Capital Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.62)% and (1.58)% for Institutional Class Shares and Capital Shares, respectively.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Current Yield Money Market Fund is available upon request.
Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificate of Deposit — 4.2%
425,000	Sumitomo Mitsui Banking Corp., 0.110%, 03/03/15 (Cost $425,000)	425,000

Repurchase Agreements — 41.2%
800,000	Barclays Capital, Inc., 0.050%, dated 02/27/15, due 03/02/15, repurchase price $800,003, collateralized by U.S. Treasury Securities, 0.500%, due 11/30/16, with a value of $816,005.	800,000
323,000	Citigroup Global Markets, Inc., 0.050%, dated 02/27/15, due 03/04/15, repurchase price $323,002, collateralized by U.S. Treasury Securities, 0.125%, due 07/15/24, with a value of $329,556.	323,000
1,000,000	Deutsche Bank Securities, Inc., 0.080%, dated 02/27/15, due 03/02/15, repurchase price $1,000,007, collateralized by Federal National Mortgage Association, 3.978%, due 01/01/21, with a value of $1,020,001.	1,000,000
2,000,000	Merrill Lynch PFS, Inc., 0.080%, dated 02/27/15, due 03/02/15, repurchase price $2,000,013, collateralized by Government National Mortgage Association, 2.500% - 3.000%, due 10/20/42 - 01/20/45 and Tennessee Valley Authority Bond, 3.500%, due 12/15/42, with a value of $2,050,893.	2,000,000

	Total Repurchase Agreements (Cost $4,123,000)	4,123,000

Time Deposits — 55.2%
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 03/02/15	425,000
425,000	BNP Paribas, 0.120%, 03/03/15 (m)	425,000
425,000	Credit Agricole Corporate and Investment Bank, 0.130%, 03/04/15	425,000
425,000	Credit Industriel et Commercial, 0.120%, 03/04/15	425,000
425,000	DBS Bank Ltd., 0.140%, 03/02/15 (m)	425,000
425,000	ING Bank N.V., 0.140%, 03/03/15 (m)	425,000
425,000	KBC Bank N.V., 0.120%, 03/03/15	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.120%, 03/03/15	425,000
425,000	Lloyds Bank plc, 0.060%, 03/02/15	425,000
425,000	Natixis S.A., 0.090%, 03/04/15	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.050%, 03/02/15	425,000
425,000	Standard Chartered Bank, 0.120%, 03/04/15	425,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
425,000	Svenska Handelsbanken AB, 0.050%, 03/02/15	425,000

	Total Time Deposits (Cost $5,525,000)	5,525,000

	Total Investments —100.6% (Cost $10,073,000) *	10,073,000
	Liabilities in Excess of Other Assets — (0.6)%	(55,526)

	NET ASSETS — 100.0%	$10,017,474

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of reverse repurchase agreements, TBAs, when-issued securities and delayed delivery securities.

(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

Current Yield Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$5,950,000
Repurchase agreements, at value	4,123,000

Total investment securities, at value	10,073,000
Cash	565
Receivables:
Interest from non-affiliates	85
Due from Adviser	3,576

Total Assets	10,077,226

LIABILITIES:
Accrued liabilities:
Custodian and accounting fees	22,432
Trustees’ and Chief Compliance Officer’s fees	255
Audit fees	32,990
Other	4,075

Total Liabilities	59,752

Net Assets	$10,017,474

NET ASSETS :
Paid-in-Capital	$10,017,584
Accumulated undistributed (distributions in excess of) net investment income	(110)

Total Net Assets	$10,017,474

Net Assets:
Capital	$9,516,892
Institutional Class	500,582

Total	$10,017,474

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Capital	9,517,016
Institutional Class	500,569
Net Asset Value offering and redemption price per share (all classes)	$1.00

Cost of investments in non-affiliates	$5,950,000
Cost of repurchase agreements	4,123,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	5

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

Current Yield Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,533

EXPENSES:
Investment advisory fees	8,015
Administration fees	6,980
Shareholder servicing fees:
Capital	4,760
Institutional Class	500
Custodian and accounting fees	68,540
Professional fees	50,901
Trustees’ and Chief Compliance Officer’s fees	12
Printing and mailing costs	5,462
Registration and filing fees	29,831
Transfer agent fees	1,713
Other	15,973

Total expenses	192,687

Less fees waived	(20,255)
Less expense reimbursements	(163,211)

Net expenses	9,221

Net investment income (loss)	312

Change in net assets resulting from operations	$312

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Current Yield Money Market Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$312	$1,540

Change in net assets resulting from operations	312	1,540

DISTRIBUTIONS TO SHAREHOLDERS:
Capital
From net investment income	(392)	(1,500)
Institutional Class
From net investment income	(4)	(40)

Total distributions to shareholders	(396)	(1,540)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	396	1,540

NET ASSETS:
Change in net assets	312	1,540
Beginning of period	10,017,162	10,015,622

End of period	$10,017,474	$10,017,162

Accumulated undistributed (distributed in excess of) net investment income	$(110)	$(27)

CAPITAL TRANSACTIONS:
Capital
Distributions reinvested	$392	$1,500

Change in net assets resulting from Capital capital transactions	$392	$1,500

Institutional Class
Distributions reinvested	$4	$40

Change in net assets resulting from Institutional Class capital transactions	$4	$40

Total change in net assets resulting from capital transactions	$396	$1,540

SHARE TRANSACTIONS:
Capital
Reinvested	392	1,500

Change in Capital Shares	392	1,500

Institutional Class
Reinvested	4	40

Change in Institutional Class Shares	4	40

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	7

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Total from investment operations		Net investment income
Current Yield Money Market Fund
Capital
Year Ended February 28, 2015	$1.00	$—	(d)	$—	(d)	$—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

Institutional Class
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)
September 30, 2010 (f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss) (c)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00%	$9,516,892	0.09%	0.00	%(e)	1.92%
1.00	0.02	9,516,583	0.09	0.02		2.03
1.00	0.10	9,515,091	0.10	0.10		1.73
1.00	0.02	9,505,531	0.09	0.02		2.29
1.00	0.04	9,503,734	0.10	0.09		2.39

1.00	0.00	500,582	0.09	0.00	(e)	1.97
1.00	0.01	500,579	0.09	0.01		2.08
1.00	0.07	500,531	0.13	0.07		1.78
1.00	0.01	500,178	0.10	0.01		2.34
1.00	0.03	500,134	0.13	0.06		2.42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	9

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Yield Money Market Fund	Capital and Institutional Class	Diversified

The investment objective of the Fund is to seek to provide current income while maintaining liquidity and providing stability of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different shareholder servicing fees and each class has exclusive voting rights with respect to its shareholder servicing agreements.

Effective December 29, 2014, shares of the Fund may not be purchased or acquired by new or existing shareholders.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the Fund is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,073,000	$—	$10,073,000

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of portfolio holdings.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

There were no transfers among any levels during the year ended February 28, 2015.

B. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet J.P. Morgan Investment Management Inc.’s (the “Adviser” or “JPMIM”) credit guidelines. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund or its affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Fund’s repurchase agreements are not subject to master netting arrangements.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income
$(1)	$1

The reclassifications for the Fund relate primarily to taxable overdistributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.07% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	11

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

C. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Capital	Institutional Class
0.05%	0.10%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.E.

D. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

E. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Capital	Institutional Class
0.18%	0.21%

The expense limitation agreement was in effect for the year ended February 28, 2015. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Fund’s service providers voluntarily waived fees for the year ended February 28, 2015. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$6,957	$562	$5,110	$12,629	$162,561

Voluntary Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Voluntary Reimbursements
$1,058	$6,418	$150	$7,626	$650

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

4. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 28, 2015 was as follows:

Total Distributions Paid From:
Ordinary Income	Total Distributions Paid
$396	$396

The tax character of distributions paid during the year ended February 28, 2014 was as follows:

Total Distributions Paid From:
Ordinary Income	Total Distributions Paid
$1,540	$1,540

As of February 28, 2015, the Fund did not have any current distributable ordinary income, current distributable long-term capital gain or current tax basis capital loss carryforward. The cumulative timing differences primarily consist of trustee deferred compensation.

5. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Adviser.

The profitability of banks, which represent a significant portion of the credit exposure resulting from the Fund’s investments, depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

7. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. Management is currently evaluating the amendments and their impacts on the Fund.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Current Yield Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Current Yield Money Market Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	15

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	J.P. MORGAN MONEY MARKET FUNDS	17

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Current Yield Money Market Fund
Capital
Actual	$1,000.00	$1,000.00	$0.50	0.10%
Hypothetical	1,000.00	1,024.30	0.50	0.10
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 28, 2015

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡    Social Security number and account balances

¡    transaction history and account transactions

¡    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡    open an account or provide contact information

¡    give us your account information or pay us by check

¡    make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡    sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡    affiliates from using your information to market to you

¡    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-CYMMKT-215

Annual Report

J.P. Morgan Income Funds

February 28, 2015

JPMorgan Current Income Fund

JPMorgan Managed Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	1

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well amid continued economic growth, low interest rates and generally low volatility during the twelve months ended February 28, 2015. Despite strong growth in employment, inflationary pressure remained subdued, in large part due to declining global oil prices.

U.S. equity markets generally moved higher during the reporting period, with a brief sell-off in October. Demand for U.S. Treasury securities increased as economic uncertainty elsewhere drove investors to so-called safe havens. Treasury yields, which frequently move in the opposite direction of prices, fell sharply for both the 10-year and 30-year bonds during the period. Overall, U.S. corporate debt provided positive returns, though high-yield debt, also known as “junk bonds” underperformed other fixed-income asset classes.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Current Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.15%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Net Assets as of 2/28/2015 (In Thousands)	$10,074
Duration as of 2/28/2015	0.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Current Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Institutional Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”).

For the twelve months ended February 28, 2015, the Fund’s average WAM1 was 69 days and its average WAL2 was 106 days. During the period, the U.S. Federal Reserve completed its long term asset purchase program in response to strengthening domestic economic conditions and investors repositioned portfolios in anticipation of tighter monetary policy.

Both the Fund’s absolute performance and its performance relative to the Benchmark was primarily driven by maturity extension trades directed toward the one-year part of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. The Fund also increased its exposure to variable-rate instruments and continued to invest in state-sponsored Chinese banks during the period. The Fund maintained exposure to non-traditional tri-party repurchase agreement transactions maturing within three months during the period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund mainly invested in high quality, U.S. dollar-denominated, short-term fixed and floating-rate debt securities and repurchase agreements. The Fund’s portfolio managers allocated the Fund’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Fund, the Fund’s portfolio managers looked for market sectors and individual securities that they believed would perform well over time. The Fund’s portfolio managers selected individual securities after performing a risk/reward analysis that included an evaluation of their characteristics including income, interest rate risk, credit risk and their structure.

1	Weighted Average Maturity (“WAM”) is based on the mathematical average values at each month-end for the reporting period; the WAM calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
2	Weighted Average Life (“WAL”) is based on the mathematical average values at each month-end for the reporting period; the WAL calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

PORTFOLIO COMPOSITION***
Commercial Paper	43.1%
Certificates of Deposit	37.6
Corporate Bonds	13.3
Repurchase Agreements	3.5
U.S. Treasury Obligation	2.5
Short-Term Investment	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Current Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	July 21, 2011	0.15%	0.20%	0.21%
SELECT CLASS SHARES	July 21, 2011	0.01	0.05	0.06

LIFE OF FUND PERFORMANCE (7/21/11 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on July 21, 2011.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Current Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from July 21, 2011 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.30%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Net Assets as of 2/28/2015 (In Thousands)	$5,850,616
Duration as of 2/28/2015	0.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund’s Institutional Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”).

The main contributors to Fund performance relative to the Benchmark were its investments in spread sectors, including corporate bonds, asset-backed securities and money market instruments. Within the corporate and money market investments, the banking sector was the largest contributor to relative performance. The Fund’s exposure to floating rate securities also contributed to relative performance as did its tactical exposure to Treasury securities and Treasury futures.

The Fund’s longer overall duration detracted from performance relative to the Benchmark as interest rates in the 1-3 year portion of the Treasury yield curve rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund focused on reducing its exposure to securities with durations longer than 18 months. In addition, the Fund maintained exposure to floating rate notes during the period. The Fund also held non-Treasury debt securities and asset-backed securities, which were not included in the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	48.8%
Asset-Backed Securities	23.2
Certificates of Deposit	10.4
Commercial Paper	8.3
Repurchase Agreements	5.1
U.S. Treasury Obligations	2.8
U.S. Government Agency Securities	1.4
Investment Company	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	September 30, 2010	0.30%	0.48%	0.46%
SELECT CLASS SHARES	September 30, 2010	0.30	0.41	0.38

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Certificates of Deposit — 37.7%
250	Agricultural Bank of China, 0.300%, 03/09/15	250
250	Barclays Bank plc, VAR, 0.551%, 05/01/15 (m)	250
300	China Construction Bank Corp., 0.320%, 04/20/15	300
250	Credit Suisse, 0.560%, 08/27/15	250
300	Industrial & Commercial Bank of China Ltd., 0.540%, 04/29/15	300
200	National Australia Bank Ltd., (Australia), 0.350%, 09/09/15	200
250	Natixis S.A., 0.540%, 08/21/15	250
300	Norinchukin Bank, 0.150%, 03/27/15	300
350	Rabobank Nederland N.V., VAR, 0.307%, 04/17/15 (m)	350
250	Shizuoka Bank, 0.300%, 04/06/15	250
250	Skandinaviska Enskilda Banken AB, VAR, 0.576%, 01/04/16	251
250	State Street Bank & Trust Co., VAR, 0.308%, 11/12/15	250
350	Sumitomo Mitsui Banking Corp., VAR, 0.655%, 04/01/15 (m)	350
250	Wells Fargo Bank N.A., VAR, 0.266%, 09/09/15	250

	Total Certificates of Deposit (Cost $3,800)	3,801

Commercial Paper — 43.3% (n)
300	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.356%, 05/27/19 (e)	300
300	Bank of China Ltd., (Hong Kong), 0.491%, 03/05/15 (e)	300
350	Barton Capital LLC, 0.079%, 03/02/15 (e)	350
250	Coca-Cola Co. (The), 0.250%, 07/13/15 (e)	250
267	Gotham Funding Corp., 0.039%, 03/02/15 (e)	267
300	HSBC Bank plc, (United Kingdom), VAR, 0.315%, 01/08/16 (e)	300
250	ING U.S. Funding LLC, 0.301%, 05/07/15	250
300	Kells Funding LLC, 0.321%, 09/21/15	299
250	LMA Americas LLC, 0.251%, 03/03/15 (e)	250
250	Macquarie Bank Ltd., (Australia), 0.502%, 06/12/15 (e)	250
300	Newport Funding Corp., 0.210%, 03/06/15 (e)	300
400	Nieuw Amsterdam Receivables Corp., 0.300%, 08/10/15 (e)	399
250	Ridgefield Funding Co. LLC, 0.310%, 03/03/15 (e)	250
300	Starbird Funding Corp., 0.090%, 03/02/15 (e)	300
300	Westpac Banking Corp., (Australia), 0.331%, 08/21/15 (e)	300

	Total Commercial Paper (Cost $4,365)	4,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 13.4%
	Financials — 10.9%
	Banks — 8.4%
250	Bank of Nova Scotia (The), (Canada), 0.750%, 10/09/15	251
250	Nordea Bank AB, (Sweden), 2.250%, 03/20/15 (e)	250
350	Toronto-Dominion Bank (The), (Canada), VAR, 0.436%, 05/01/15	350

		851

	Diversified Financial Services — 2.5%
250	Bank Nederlandse Gemeenten N.V., (Netherlands), VAR, 0.306%, 05/07/15 (e)	250

	Total Financials	1,101

	Health Care — 2.5%
	Pharmaceuticals — 2.5%
250	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	250

	Total Corporate Bonds (Cost $1,351)	1,351

Repurchase Agreements — 3.5%
100	Merrill Lynch PFS, Inc., 0.570%, dated 02/27/15, due 03/02/15, repurchase price $100, collateralized by Corporate Notes and Bonds, 0.888%, due 04/25/35, with value $108.	100
250	Merrill Lynch PFS, Inc., 0.770%, dated 02/27/15, due 05/13/15, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.888%, due 04/25/35, with value $270. (i)	250

	Total Repurchase Agreements (Cost $350)	350

U.S. Treasury Obligation — 2.5%
250	U.S. Treasury Note, 0.375%, 01/15/16 (m) (Cost $250)	250

SHARES
Investment Company — 0.0% (g)
1	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $1)	1

	Total Investments — 100.4% (Cost $10,117)	10,118
	Liabilities in Excess of Other Assets — (0.4)%	(44)

	NET ASSETS — 100.0%	$10,074

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Long-Term Investments — 79.7%
	Asset-Backed Securities — 23.4%
	Ally Auto Receivables Trust,
6,286	Series 2012-5, Class A3, 0.620%, 03/15/17	6,286
9,371	Series 2013-1, Class A3, 0.630%, 05/15/17	9,373
2,490	Series 2013-2, Class A3, 0.790%, 01/15/18	2,489
43,000	Series 2014-2, Class A2, 0.680%, 07/17/17	42,991
7,482	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	7,477
33,380	American Express Credit Account Master Trust, Series 2012-2, Class A, 0.680%, 03/15/18	33,414
	AmeriCredit Automobile Receivables Trust,
6,548	Series 2013-2, Class A3, 0.650%, 12/08/17	6,550
4,797	Series 2013-5, Class A2A, 0.650%, 03/08/17	4,797
11,820	Series 2014-1, Class A2, 0.570%, 07/10/17	11,820
15,150	Series 2014-2, Class A2A, 0.540%, 10/10/17	15,139
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.443%, 09/16/19	6,107
21,295	Bank of America Auto Trust, Series 2012-1, Class A4, 1.030%, 12/15/16	21,337
6,300	Bank of The West Auto Trust, Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	6,298
58,600	Barclays Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	58,592
13,800	BMW Vehicle Lease Trust, Series 2015-1, Class A2A, 0.860%, 02/21/17	13,797
13,700	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	13,700
	California Republic Auto Receivables Trust,
3,352	Series 2014-1, Class A2, 0.620%, 01/17/17	3,352
3,500	Series 2014-3, Class A2, 0.630%, 06/15/17	3,501
	Capital Auto Receivables Asset Trust,
15,835	Series 2013-1, Class A2, 0.620%, 07/20/16	15,834
5,768	Series 2014-1, Class A1A, 0.680%, 05/20/16	5,769
12,500	Series 2014-2, Class A2, 0.910%, 04/20/17	12,490
	CarMax Auto Owner Trust,
5,775	Series 2013-3, Class A3, 0.970%, 04/16/18	5,787
17,965	Series 2014-2, Class A2, 0.460%, 04/17/17	17,956
48,000	Series 2014-3, Class A2, 0.550%, 08/15/17	47,966
44,800	Series 2014-4, Class A2A, 0.670%, 02/15/18	44,767
34,815	Series 2015-1, Class A2, 0.880%, 03/15/18	34,825
	Chrysler Capital Auto Receivables Trust,
1,044	Series 2013-AA, Class A2, 0.610%, 11/15/16 (e)	1,044

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
18,300	Series 2014-BA, Class A2, 0.690%, 09/15/17 (e)	18,320
3,300	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,306
	Citibank Credit Card Issuance Trust,
21,775	Series 2006-A8, Class A8, VAR, 0.293%, 12/17/18	21,694
25,950	Series 2013-A10, Class A10, 0.730%, 02/07/18	25,965
	CNH Equipment Trust,
4,707	Series 2012-C, Class A3, 0.570%, 12/15/17	4,709
444	Series 2013-B, Class A2, 0.440%, 10/17/16	444
3,072	Series 2013-D, Class A2, 0.490%, 03/15/17	3,073
7,050	Series 2014-A, Class A2, 0.490%, 06/15/17	7,047
14,083	Series 2014-B, Class A2, 0.480%, 08/15/17	14,079
20,400	Series 2014-C, Class A2, 0.630%, 12/15/17	20,399
25,800	Series 2015-A, Class A2, 0.840%, 06/15/18	25,799
6,700	Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	6,701
	Fifth Third Auto Trust,
2,288	Series 2013-1, Class A3, 0.880%, 10/16/17	2,291
24,956	Series 2014-2, Class A2A, 0.450%, 04/17/17	24,946
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.703%, 10/15/19	10,413
	Ford Credit Auto Lease Trust,
23,617	Series 2013-B, Class A3, 0.760%, 09/15/16	23,632
16,067	Series 2014-A, Class A2A, 0.500%, 10/15/16	16,060
5,000	Series 2014-A, Class A3, 0.680%, 04/15/17	4,998
9,600	Series 2014-B, Class A2A, 0.510%, 03/15/17	9,589
	Ford Credit Auto Owner Trust,
10,000	Series 2012-A, Class A4, 1.150%, 06/15/17	10,030
9,670	Series 2013-A, Class A3, 0.550%, 07/15/17	9,669
7,811	Series 2013-B, Class A3, 0.570%, 10/15/17	7,814
11,091	Series 2014-B, Class A2, 0.470%, 03/15/17	11,089
40,000	Series 2014-C, Class A2, 0.610%, 08/15/17	39,991
8,595	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	8,593
	Honda Auto Receivables Owner Trust,
3,375	Series 2012-1, Class A4, 0.970%, 04/16/18	3,378
24,986	Series 2013-2, Class A3, 0.530%, 02/16/17	24,980
17,323	Series 2014-2, Class A2, 0.390%, 09/19/16	17,313
15,900	Series 2014-4, Class A2, 0.580%, 01/17/17	15,893
6,800	Series 2015-1, Class A2, 0.700%, 06/15/17	6,796

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Asset-Backed Securities — continued
	Hyundai Auto Lease Securitization Trust,
8,852	Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	8,860
8,943	Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	8,945
15,200	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	15,184
	Hyundai Auto Receivables Trust,
23,355	Series 2014-B, Class A2, 0.440%, 02/15/17	23,346
28,250	Series 2015-A, Class A2, 0.680%, 10/16/17	28,225
	John Deere Owner Trust,
7,232	Series 2014-A, Class A2, 0.450%, 09/15/16	7,228
12,800	Series 2014-B, Class A2A, 0.540%, 07/17/17	12,782
4,550	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	4,556
	Mercedes Benz Auto Lease Trust,
7,325	Series 2013-B, Class A3, 0.620%, 07/15/16	7,325
3,881	Series 2014-A, Class A2A, 0.480%, 06/15/16	3,880
52,200	Series 2014-A, Class A3, 0.680%, 12/15/16	52,174
13,900	Series 2015-A, Class A2A, 0.780%, 02/15/17	13,883
	Mercedes-Benz Auto Receivables Trust,
53,111	Series 2013-1, Class A3, 0.780%, 08/15/17	53,192
32,500	Series 2014-1, Class A2, 0.430%, 02/15/17	32,492
4,443	Nissan Auto Lease Trust, Series 2013-B, Class A2A, 0.570%, 01/15/16	4,444
	Nissan Auto Receivables Owner Trust,
1,500	Series 2012-B, Class A4, 0.660%, 12/17/18	1,499
28,100	Series 2014-B, Class A2, 0.600%, 06/15/17	28,085
	Porsche Innovative Lease Owner Trust,
1,953	Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	1,953
7,000	Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	7,006
25,300	Series 2014-1, Class A2, 0.650%, 01/20/17 (e)	25,296
	Santander Drive Auto Receivables Trust,
1,624	Series 2013-2, Class A3, 0.700%, 09/15/17	1,624
11,124	Series 2013-3, Class A3, 0.700%, 10/16/17	11,124
1,665	Series 2013-4, Class A3, 1.110%, 12/15/17	1,667
2,259	Series 2013-5, Class A2A, 0.640%, 04/17/17	2,259
3,805	Series 2013-5, Class A3, 0.820%, 02/15/18	3,807
6,403	Series 2014-1, Class A2A, 0.660%, 06/15/17	6,403

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
20,926	Series 2014-2, Class A2A, 0.540%, 07/17/17	20,904
14,800	Series 2014-4, Class A2A, 0.670%, 01/16/18	14,789
17,000	Synchrony Credit Card Master Note Trust, Series 2010-1, Class A, 3.690%, 03/15/18	17,027
	Toyota Auto Receivables Owner Trust,
8,844	Series 2014-B, Class A2, 0.400%, 12/15/16	8,842
11,500	Series 2014-C, Class A2, 0.510%, 02/15/17	11,498
9,450	Series 2015-A, Class A2, 0.710%, 07/17/17	9,450
	Volkswagen Auto Lease Trust,
6,689	Series 2014-A, Class A2A, 0.520%, 10/20/16	6,687
13,600	Series 2015-A, Class A2A, 0.870%, 06/20/17	13,600
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,316
12,611	Series 2013-1, Class A3, 0.560%, 08/21/17	12,613
23,326	Series 2014-1, Class A2, 0.420%, 03/20/17	23,312
	Volvo Financial Equipment LLC,
4,741	Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	4,739

	Total Asset-Backed Securities (Cost $1,366,902)	1,366,485

	Certificates of Deposit — 3.1%
	Bank of Nova Scotia (The), (Canada),
27,400	VAR, 0.465%, 12/05/16	27,396
34,000	VAR, 0.542%, 02/23/17	33,993
50,300	HSBC Bank USA N.A., VAR, 0.393%, 03/18/16	50,289
	Nordea Bank Finland plc, (Finland),
15,500	VAR, 0.373%, 05/03/16	15,496
28,700	VAR, 0.538%, 02/13/17	28,694
27,950	Svenska Handelsbanken AB, (Sweden), VAR, 0.437%, 08/17/16	27,961

	Total Certificates of Deposit (Cost $183,811)	183,829

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Corporate Bonds — 49.0%
	Consumer Discretionary — 3.6%
	Auto Components — 0.2%
	Johnson Controls, Inc.,
5,000	2.600%, 12/01/16	5,124
3,645	5.500%, 01/15/16	3,795

		8,919

	Automobiles — 1.9%
	Daimler Finance North America LLC,
35,121	1.250%, 01/11/16 (e)	35,286
4,045	1.300%, 07/31/15 (e)	4,057
10,600	VAR, 0.595%, 08/01/17 (e)	10,547
31,399	Hyundai Capital America, 1.625%, 10/02/15 (e)	31,545
	Volkswagen Group of America Finance LLC,
23,100	VAR, 0.482%, 05/23/16 (e)	23,070
7,100	VAR, 0.701%, 11/20/17 (e)	7,101

		111,606

	Media — 1.5%
24,475	BSKYB Finance UK plc, (United Kingdom), 5.625%, 10/15/15 (e)	25,189
20,530	Cox Communications, Inc., 5.500%, 10/01/15	21,096
25,221	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.550%, 03/15/15	25,245
500	NBCUniversal Enterprise, Inc., VAR, 0.790%, 04/15/16 (e)	502
7,700	NBCUniversal Media LLC, 3.650%, 04/30/15	7,739
9,625	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	9,611

		89,382

	Total Consumer Discretionary	209,907

	Consumer Staples — 1.9%
	Beverages — 0.7%
12,000	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	12,034
8,550	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	8,735
21,425	Heineken N.V., (Netherlands), 0.800%, 10/01/15 (e)	21,452

		42,221

	Food & Staples Retailing — 0.3%
5,423	Kroger Co. (The), 3.900%, 10/01/15	5,524
13,300	Walgreens Boots Alliance, Inc., VAR, 0.706%, 05/18/16	13,321

		18,845

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.6%
	General Mills, Inc.,
7,400	VAR, 0.456%, 01/28/16	7,394
2,865	VAR, 0.553%, 01/29/16	2,866
11,732	Hillshire Brands Co. (The), 2.750%, 09/15/15	11,853
5,500	Ingredion, Inc., 3.200%, 11/01/15	5,574
5,300	Kraft Foods Group, Inc., 1.625%, 06/04/15	5,314

		33,001

	Tobacco — 0.3%
18,213	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	18,247

	Total Consumer Staples	112,314

	Energy — 1.6%
	Energy Equipment & Services — 0.6%
19,095	Ensco plc, (United Kingdom), 3.250%, 03/15/16	19,422
	Noble Holding International Ltd., (Cayman Islands),
2,840	3.050%, 03/01/16	2,868
10,296	3.450%, 08/01/15	10,381

		32,671

	Oil, Gas & Consumable Fuels — 1.0%
4,167	Canadian Natural Resources Ltd., (Canada), VAR, 0.632%, 03/30/16	4,161
16,000	Devon Energy Corp., VAR, 0.691%, 12/15/15	15,985
	Enterprise Products Operating LLC,
10,913	1.250%, 08/13/15	10,934
2,200	3.700%, 06/01/15	2,217
6,261	ONEOK Partners LP, 3.250%, 02/01/16	6,352
9,712	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	9,849
1,000	Total Capital S.A., (France), 3.125%, 10/02/15	1,015
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 0.937%, 06/30/16	7,525

		58,038

	Total Energy	90,709

	Financials — 32.0%
	Banks — 16.7%
48,865	ABN AMRO Bank N.V., (Netherlands), 1.375%, 01/22/16 (e)	49,073
	ANZ New Zealand International Ltd., (New Zealand),
19,741	1.125%, 03/24/16 (e)	19,820
11,455	1.850%, 10/15/15 (e)	11,557
5,000	3.125%, 08/10/15 (e)	5,059

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Banks — continued
16,000	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.433%, 07/15/16 (e)	15,992
4,400	Bank of America Corp., 3.700%, 09/01/15	4,463
10,505	Bank of Montreal, (Canada), VAR, 0.773%, 07/15/16	10,554
	Bank of Nova Scotia (The), (Canada),
3,800	2.900%, 03/29/16	3,893
12,334	VAR, 0.773%, 07/15/16	12,394
3,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.450%, 09/11/15 (e)	3,030
	BB&T Corp.,
10,512	3.200%, 03/15/16	10,759
6,000	3.950%, 04/29/16	6,213
12,500	BNP Paribas S.A., (France), VAR, 0.566%, 11/07/15	12,508
	Branch Banking & Trust Co.,
9,100	VAR, 0.561%, 09/13/16	9,057
4,161	VAR, 0.664%, 12/01/16	4,167
	Canadian Imperial Bank of Commerce, (Canada),
4,000	1.350%, 07/18/16	4,030
3,962	2.350%, 12/11/15	4,020
11,645	VAR, 0.777%, 07/18/16	11,696
14,750	Capital One Bank USA N.A., VAR, 0.758%, 02/13/17	14,749
500	Capital One N.A., VAR, 0.697%, 03/22/16	500
13,953	Comerica, Inc., 3.000%, 09/16/15	14,127
	Commonwealth Bank of Australia, (Australia),
7,300	VAR, 0.435%, 06/03/16 (e)	7,299
28,578	VAR, 0.747%, 09/20/16 (e)	28,692
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
87,400	VAR, 0.542%, 11/23/16	87,398
18,627	VAR, 0.723%, 03/18/16	18,697
23,265	Fifth Third Bancorp, 3.625%, 01/25/16	23,824
	Fifth Third Bank,
10,425	0.906%, 02/26/16	10,428
12,330	VAR, 0.671%, 02/26/16	12,341
1,225	VAR, 0.766%, 11/18/16	1,230
13,000	HSBC Bank plc, (United Kingdom), 3.100%, 05/24/16 (e)	13,375
18,000	HSH Nordbank AG, (Germany), VAR, 0.427%, 12/30/15	17,937
24,800	KeyBank N.A., VAR, 0.752%, 11/25/16	24,871
27,972	KeyCorp, 3.750%, 08/13/15	28,374
13,255	Korea Development Bank (The), (South Korea), 4.375%, 08/10/15	13,451

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
41,585	Lloyds Bank plc, (United Kingdom), 4.875%, 01/21/16	43,097
1,490	Manufacturers & Traders Trust Co., VAR, 0.535%, 03/07/16	1,490
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,574
11,600	VAR, 0.664%, 12/02/16 (e)	11,630
72,120	VAR, 0.806%, 07/25/16	72,480
	Nordea Bank AB, (Sweden),
7,540	0.875%, 05/13/16 (e)	7,549
14,615	VAR, 0.718%, 05/13/16 (e)	14,664
	PNC Bank N.A.,
22,250	0.800%, 01/28/16	22,300
8,000	VAR, 0.566%, 01/28/16	8,010
5,400	VAR, 0.573%, 04/29/16	5,400
17,271	PNC Funding Corp., 4.250%, 09/21/15	17,608
	Royal Bank of Canada, (Canada),
2,500	0.800%, 10/30/15	2,505
6,500	2.625%, 12/15/15	6,610
2,350	VAR, 0.696%, 09/09/16	2,359
13,700	Standard Chartered plc, (United Kingdom), 3.200%, 05/12/16 (e)	14,033
4,700	Sumitomo Mitsui Banking Corp., (Japan), 0.900%, 01/18/16	4,704
2,750	SunTrust Banks, Inc., 3.600%, 04/15/16	2,830
35,950	Svenska Handelsbanken AB, (Sweden), VAR, 0.722%, 09/23/16	36,100
	Toronto-Dominion Bank (The), (Canada),
3,830	VAR, 0.424%, 07/13/16	3,829
71,028	VAR, 0.696%, 09/09/16	71,317
	U.S. Bank N.A.,
18,000	VAR, 0.377%, 04/22/16	18,002
15,500	VAR, 0.439%, 09/11/17	15,481
2,800	VAR, 0.485%, 01/30/17	2,802
	Wells Fargo & Co.,
5,500	SUB, 3.676%, 06/15/16	5,706
10,000	VAR, 0.534%, 06/02/17	10,000
37,178	VAR, 0.787%, 07/20/16	37,306
11,590	Wells Fargo Bank N.A., VAR, 0.384%, 06/02/16	11,588

		975,552

	Capital Markets — 2.9%
1,250	Bank of New York Mellon Corp. (The), 0.700%, 03/04/16	1,252
7,700	Credit Suisse, (Switzerland), VAR, 0.539%, 03/11/16	7,700

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Capital Markets — continued
16,220	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	16,546
	Goldman Sachs Group, Inc. (The),
11,410	1.600%, 11/23/15	11,481
44,651	3.625%, 02/07/16	45,749
3,000	Series B, VAR, 0.657%, 07/22/15	3,000
	ING Bank N.V., (Netherlands),
41,989	2.000%, 09/25/15 (e)	42,315
27,960	3.000%, 09/01/15 (e)	28,269
7,300	4.000%, 03/15/16 (e)	7,520
6,540	Morgan Stanley, 1.750%, 02/25/16	6,589
1,000	Nomura Holdings, Inc., (Japan), 5.000%, 03/04/15	1,000

		171,421

	Consumer Finance — 3.4%
25,870	American Express Centurion Bank, 0.875%, 11/13/15	25,961
	American Express Credit Corp.,
4,500	1.300%, 07/29/16	4,524
5,500	2.750%, 09/15/15	5,566
5,500	VAR, 0.547%, 09/22/17	5,485
9,714	VAR, 0.763%, 07/29/16	9,742
	American Honda Finance Corp.,
11,835	VAR, 0.636%, 05/26/16 (e)	11,869
27,628	VAR, 0.754%, 10/07/16	27,759
39,549	Capital One Financial Corp., 1.000%, 11/06/15	39,601
	John Deere Capital Corp.,
2,060	VAR, 0.362%, 02/25/16	2,061
1,650	VAR, 0.542%, 10/11/16	1,655
	Nissan Motor Acceptance Corp.,
5,720	1.000%, 03/15/16 (e)	5,730
6,100	VAR, 0.955%, 09/26/16 (e)	6,135
46,500	Toyota Motor Credit Corp., VAR, 0.451%, 02/16/17	46,491
7,955	Volkswagen International Finance N.V., (Netherlands), 1.150%, 11/20/15 (e)	7,988

		200,567

	Diversified Financial Services — 1.5%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,011
16,600	VAR, 0.918%, 01/29/18 (e)	16,597
	Export-Import Bank of Korea, (South Korea),
9,202	4.125%, 09/09/15	9,358
1,995	5.125%, 03/16/15 (m)	1,998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
	General Electric Capital Corp.,
3,300	2.950%, 05/09/16	3,389
6,902	5.000%, 01/08/16	7,168
23,780	VAR, 0.458%, 05/11/16	23,797
20,800	VAR, 0.532%, 01/09/17	20,826
3,600	Hyundai Capital Services, Inc., (South Korea), 6.000%, 05/05/15 (e)	3,630

		87,774

	Insurance — 6.5%
23,079	ACE INA Holdings, Inc., 2.600%, 11/23/15	23,410
51,096	American International Group, Inc., 5.050%, 10/01/15	52,368
36,826	Aon Corp., 3.500%, 09/30/15	37,419
42,000	Jackson National Life Global Funding, VAR, 0.503%, 07/29/16 (e)	42,017
7,952	Lincoln National Corp., 4.300%, 06/15/15	8,031
1,652	Manulife Financial Corp., (Canada), 3.400%, 09/17/15	1,674
	Metropolitan Life Global Funding I,
92,200	VAR, 0.382%, 06/23/16 (e)	92,198
12,410	VAR, 0.783%, 07/15/16 (e)	12,476
	New York Life Global Funding,
1,555	0.800%, 02/12/16 (e)	1,559
9,530	2.450%, 07/14/16 (e)	9,740
3,500	Pricoa Global Funding I, VAR, 0.407%, 05/16/16 (e)	3,499
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,004
10,000	1.125%, 09/18/15 (e)	10,037
1,100	VAR, 0.421%, 02/22/16 (e)	1,100
26,135	VAR, 0.631%, 05/27/16 (e)	26,196
1,300	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,310
	Prudential Financial, Inc.,
5,000	3.000%, 05/12/16	5,120
46,401	4.750%, 09/17/15	47,403

		376,561

	Real Estate Investment Trusts (REITs) — 1.0%
2,000	CMT MTN Pte Ltd., (Singapore), 4.321%, 04/08/15	2,006
3,400	ERP Operating LP, 6.584%, 04/13/15	3,422
	HCP, Inc.,
7,400	3.750%, 02/01/16	7,595
11,500	6.000%, 03/01/15	11,500
7,475	7.072%, 06/08/15	7,596

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	13

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Real Estate Investment Trusts (REITs) — continued
4,500	Health Care REIT, Inc., 5.875%, 05/15/15	4,548
20,322	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	20,686

		57,353

	Total Financials	1,869,228

	Health Care — 1.3%
	Health Care Equipment & Supplies — 0.1%
6,970	Covidien International Finance S.A., (Luxembourg), 2.800%, 06/15/15	7,016

	Health Care Providers & Services — 0.2%
13,004	Anthem, Inc., 1.250%, 09/10/15	13,048
210	McKesson Corp., 0.950%, 12/04/15	211

		13,259

	Pharmaceuticals — 1.0%
39,814	AbbVie, Inc., 1.200%, 11/06/15	39,928
16,200	Bayer U.S. Finance LLC, VAR, 0.504%, 10/07/16 (e)	16,205

		56,133

	Total Health Care	76,408

	Industrials — 2.5%
	Aerospace & Defense — 0.5%
23,756	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	24,243
4,500	Rockwell Collins, Inc., VAR, 0.591%, 12/15/16	4,505

		28,748

	Electrical Equipment — 0.2%
11,505	Eaton Corp., 0.950%, 11/02/15	11,520

	Industrial Conglomerates — 1.4%
52,461	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	53,498
26,700	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	26,772

		80,270

	Road & Rail — 0.3%
	Ryder System, Inc.,
11,485	3.150%, 03/02/15	11,485
6,294	3.600%, 03/01/16	6,460

		17,945

	Transportation Infrastructure — 0.1%
10,000	Korea Expressway Corp., (South Korea), 4.500%, 03/23/15 (e)	10,018

	Total Industrials	148,501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 0.7%
	Internet Software & Services — 0.7%
42,302	eBay, Inc., 1.625%, 10/15/15	42,554

	Materials — 0.9%
	Chemicals — 0.5%
13,070	Ecolab, Inc., 1.000%, 08/09/15	13,097
17,410	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	17,684
1,485	PPG Industries, Inc., 1.900%, 01/15/16	1,498

		32,279

	Construction Materials — 0.2%
9,630	CRH America, Inc., 4.125%, 01/15/16	9,875

	Metals & Mining — 0.2%
9,300	TCI Communications, Inc., 8.750%, 08/01/15	9,612

	Total Materials	51,766

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.2%
	AT&T, Inc.,
1,420	0.900%, 02/12/16	1,420
11,307	2.500%, 08/15/15	11,401
43,742	VAR, 0.643%, 02/12/16	43,747
24,230	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	24,328
11,290	Deutsche Telekom International Finance B.V., (Netherlands), 3.125%, 04/11/16 (e)	11,551
20,448	Orange S.A., (France), 2.125%, 09/16/15	20,587
6,414	PCCW-HKT Capital No. 3 Ltd., (United Kingdom), 5.250%, 07/20/15 (e)	6,507
11,294	PCCW-HKT Capital No. 4 Ltd., (United Kingdom), 4.250%, 02/24/16	11,575
2,000	Telefonica Emisiones S.A.U., (Spain), 3.729%, 04/27/15	2,009
	Verizon Communications, Inc.,
31,665	0.700%, 11/02/15	31,688
24,125	VAR, 1.771%, 09/15/16	24,539

		189,352

	Wireless Telecommunication Services — 0.4%
10,475	America Movil S.A.B. de C.V., (Mexico), 3.625%, 03/30/15	10,496
11,220	Rogers Communications, Inc., (Canada), 7.500%, 03/15/15	11,244

		21,740

	Total Telecommunication Services	211,092

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Utilities — 0.9%
	Electric Utilities — 0.8%
4,200	Duke Energy Corp., 3.350%, 04/01/15	4,210
9,115	Duke Energy Florida, Inc., 0.650%, 11/15/15	9,117
	NextEra Energy Capital Holdings, Inc.,
2,390	1.339%, 09/01/15	2,398
18,300	2.600%, 09/01/15	18,472
425	Progress Energy, Inc., 5.625%, 01/15/16	443
13,750	Southern Co. (The), Series A, 2.375%, 09/15/15	13,872

		48,512

	Multi-Utilities — 0.1%
5,635	Dominion Resources, Inc., 2.250%, 09/01/15	5,676

	Total Utilities	54,188

	Total Corporate Bonds (Cost $2,867,449)	2,866,667

	U.S. Government Agency Securities — 1.4%
	Federal Home Loan Bank,
30,900	0.250%, 01/26/16	30,895
27,450	0.260%, 01/22/16	27,440
24,000	Federal Home Loan Mortgage Corp., 4.750%, 01/19/16 (m)	24,948

	Total U.S. Government Agency Securities (Cost $83,302)	83,283

	U.S. Treasury Obligations — 2.8%
	U.S. Treasury Notes,
81,300	0.250%, 02/29/16	81,268
81,000	0.500%, 06/30/16	81,095

	Total U.S. Treasury Obligations (Cost $162,336)	162,363

	Total Long-Term Investments (Cost $4,663,800)	4,662,627

Short-Term Investments — 20.8%
	Certificates of Deposit — 7.3%
	Barclays Bank plc
10,000	0.550%, 08/14/15	10,004
26,400	0.650%, 10/15/15	26,408
	BNP Paribas S.A.
23,800	0.490%, 10/21/15	23,805
25,000	0.530%, 12/04/15	24,934
55,600	China Construction Bank Corp., (China), 0.690%, 08/03/15	55,598
	Credit Suisse
8,000	0.580%, 09/18/15	8,008
3,300	VAR, 0.583%, 08/24/15	3,300
60,000	0.680%, 01/28/16	60,011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
10,850	Deutsche Bank AG, (Germany), VAR, 0.577%, 07/23/15	10,851
52,150	Industrial & Commercial Bank of China Ltd., 0.720%, 05/12/15	52,181
45,000	Landesbank Hessen-Thueringen, 0.570%, 02/19/16	44,986
16,000	Lloyds Bank plc, 0.480%, 09/04/15	16,005
	Natixis
11,750	0.540%, 08/21/15	11,760
54,000	0.610%, 01/22/16	54,039
24,850	Standard Chartered Bank, 0.650%, 02/26/16	24,847

	Total Certificates of Deposit (Cost $426,700)	426,737

	Commercial Paper — 8.4%
56,000	Agricultural Bank of China, 0.733%, 08/06/15 (e) (n)	55,836
5,000	Aon Corp., 0.450%, 03/31/15 (e) (n)	4,999
5,000	Daimler Finance North America LLC, 0.604%, 03/04/15 (e) (n)	5,000
51,300	DNB Bank ASA, (Norway), 0.543%, 02/23/16 (e) (n)	51,040
10,500	Duke Energy Corp., 0.652%, 07/06/15 (e) (n)	10,481
55,350	Electricite de France S.A., (France), 0.726%, 01/08/16 (e) (n)	55,049
25,000	Encana Corp., (Canada), 0.500%, 03/02/15 (e) (n)	24,999
25,000	Gemini Securitization Corp. LLC, 0.170%, 03/02/15 (e) (n)	24,999
25,000	LMA Americas LLC, 0.070%, 03/02/15 (e) (n)	25,000
53,150	Macquarie Bank Ltd., (Australia), 0.604%, 01/06/16 (e) (n)	53,236
18,000	Matchpoint Master Trust, Series A, 0.090%, 03/02/15 (e) (n)	18,000
110,000	Natixis, 0.050%, 03/02/15 (n)	109,999
16,000	Sempra Global, 0.705%, 03/04/15 (e) (n)	15,999
	Vodafone Group plc, (United Kingdom)
27,000	0.492%, 06/08/15 (e) (n)	26,975
2,000	0.553%, 06/29/15 (e) (n)	1,998
2,300	0.573%, 08/03/15 (e) (n)	2,296
2,100	0.604%, 07/29/15 (e) (n)	2,097

	Total Commercial Paper (Cost $487,543)	488,003

	Repurchase Agreements — 5.1%
100,000	Citigroup Global Markets, Inc., 0.920%, dated 02/27/15, due 08/06/15, repurchase price $100,409, collateralized by Corporate Notes and Bonds, 0.458% - 6.000%, due 06/20/17 - 10/18/52, with the value of $107,427. (i)	100,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	15

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Repurchase Agreements — continued
45,000	Deutsche Bank Securities, Inc., 0.720%, dated 02/27/15, due 04/15/15, repurchase price $45,042, collateralized by Corporate Notes and Bonds, 0.000% - 16.496%, due 10/17/16 - 08/12/50 and Federal Home Loan Mortgage Corporation, 3.000%, due 02/01/45, with the value of $47,198. (i)	45,000
100,000	Merrill Lynch PFS, Inc., 0.770%, dated 02/27/15, due 04/23/15, repurchase price $100,118, collateralized by Corporate Notes and Bonds, 0.000% - 96.825%, due 08/01/17 - 08/15/56, with the value of $108,000. (i)	100,000
55,000	Morgan Stanley Co. LLC, 0.720%, dated 02/27/15, due 12/01/15, repurchase price $55,305, collateralized by Corporate Notes and Bonds, 0.397% - 6.673%, due 06/20/17 - 09/17/47, with the value of $57,750. (i)	55,000

	Total Repurchase Agreements (Cost $300,000)	300,000

	U.S. Treasury Obligation — 0.0% (g)
595	U.S. Treasury Bill, 0.013%, 03/12/15 (n) (Cost $595)	595

SHARES

	Investment Company — 0.0% (g)
1,653	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $1,653)	1,653

	Total Short-Term Investments (Cost $1,216,491)	1,216,988

	Total Investments — 100.5% (Cost $5,880,291)	5,879,615
	Liabilities in Excess of Other Assets — (0.5)%	(28,999)

	NET ASSETS — 100.0%	$5,850,616

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	17

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Current Income Fund		Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$10,117		$5,877,962
Investments in affiliates, at value	1		1,653

Total investment securities, at value	10,118		5,879,615
Cash	—		103
Receivables:
Investment securities sold	—		7,761
Fund shares sold	—		43,001
Interest from non-affiliates	8		17,304
Dividends from affiliates	—		—	(a)
Due from Adviser	1		—
Other assets	—		172

Total Assets	10,127		5,947,956

LIABILITIES:
Payables:
Distributions	—		1,446
Investment securities purchased	—		75,020
Fund shares redeemed	—		19,783
Accrued liabilities:
Investment advisory fees	—		286
Administration fees	—		111
Shareholder servicing fees	—		445
Custodian and accounting fees	9		154
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Audit fees	38		47
Other	6		48

Total Liabilities	53		97,340

Net Assets	$10,074		$5,850,616

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Current Income Fund	Managed Income Fund
NET ASSETS:
Paid-in-Capital	$10,075	$5,850,883
Accumulated undistributed (distributions in excess of) net investment income	(1)	(115)
Accumulated net realized gains (losses)	(1)	524
Net unrealized appreciation (depreciation)	1	(676)

Total Net Assets	$10,074	$5,850,616

Net Assets:
Institutional Class	$9,974	$5,848,386
Select Class	100	2,230

Total	$10,074	$5,850,616

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Institutional Class	997	584,099
Select Class	10	222

Net Asset Value (a):
Institutional Class — Offering and redemption price per share	$10.00	$10.01
Select Class — Offering and redemption price per share	10.00	10.02

Cost of investments in non-affiliates	$10,116	$5,878,638
Cost of investments in affiliates	1	1,653

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	19

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Current Income Fund		Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$33		$25,070
Dividend income from affiliates	—		1

Total investment income	33		25,071

EXPENSES:
Investment advisory fees	15		6,736
Administration fees	8		3,706
Shareholder servicing fees:
Institutional Class	10		4,487
Select Class	—	(a)	10
Custodian and accounting fees	26		266
Interest expense to affiliates	—		— (a)
Professional fees	60		109
Trustees’ and Chief Compliance Officer’s fees	—	(a)	35
Printing and mailing costs	7		15
Registration and filing fees	29		173
Transfer agent fees	2		26
Other	14		84

Total expenses	171		15,647

Less fees waived	(33)		(4,421)
Less expense reimbursements	(119)		—

Net expenses	19		11,226

Net investment income (loss)	14		13,845

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1		2,894
Futures	—		768

Net realized gain (loss)	1		3,662

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	(1)		(2,676)

Net realized/unrealized gains (losses)	—	(a)	986

Change in net assets resulting from operations	$14		$14,831

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Current Income Fund			Managed Income Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014		Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14	$16		$13,845	$8,708
Net realized gain (loss)	1	—	(a)	3,662	3,017
Change in net unrealized appreciation/depreciation	(1)	1		(2,676)	346

Change in net assets resulting from operations	14	17		14,831	12,071

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(15)	(16)		(13,934)	(8,682)
From net realized gains	(1)	(1)		(4,929)	(1,931)
Select Class
From net investment income	— (a)	—	(a)	(7)	(21)
From net realized gains	— (a)	—	(a)	(3)	(3)

Total distributions to shareholders	(16)	(17)		(18,873)	(10,637)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16	14		2,495,489	1,121,375

NET ASSETS:
Change in net assets	14	14		2,491,447	1,122,809
Beginning of period	10,060	10,046		3,359,169	2,236,360

End of period	$10,074	$10,060		$5,850,616	$3,359,169

Accumulated undistributed (distributions in excess of) net investment income	$(1)	$—		$(115)	$(19)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Current Income Fund				Managed Income Fund
	Year Ended February 28, 2015		Year Ended February 28, 2014		Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$20		$—		$7,363,658	$4,276,097
Distributions reinvested	16		17		2,196	462
Cost of shares redeemed	(20)		—		(4,869,092)	(3,039,368)

Change in net assets resulting from Institutional Class capital transactions	$16		$17		$2,496,762	$1,237,191

Select Class
Proceeds from shares issued	$—		$350		$4,555	$464
Distributions reinvested	—	(a)	—	(a)	5	— (a)
Cost of shares redeemed	—		(353)		(5,833)	(116,280)

Change in net assets resulting from Select Class capital transactions	$—	(a)	$(3)		$(1,273)	$(115,816)

Total change in net assets resulting from capital transactions	$16		$14		$2,495,489	$1,121,375

SHARE TRANSACTIONS:
Institutional Class
Issued	1		—		735,080	426,896
Reinvested	2		2		219	46
Redeemed	(2)		—		(486,073)	(303,422)

Change in Institutional Class Shares	1		2		249,226	123,520

Select Class
Issued	—		35		453	47
Reinvested	—	(a)	—	(a)	1	— (a)
Redeemed	—		(35)		(582)	(11,609)

Change in Select Class Shares	—	(a)	—	(a)	(128)	(11,562)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Current Income Fund
Institutional Class
Year Ended February 28, 2015	$10.00	$0.01		$—	(f)	$0.01		$(0.01)	$—	(f)	$(0.01)
Year Ended February 28, 2014	10.00	0.02		—	(f)	0.02		(0.02)	—	(f)	(0.02)
Year Ended February 28, 2013	10.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 21, 2011(g) through February 29, 2012	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)

Select Class
Year Ended February 28, 2015	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2014	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)
Year Ended February 28, 2013	10.00	0.01		—	(f)	0.01		(0.01)	—	(f)	(0.01)
July 21, 2011(g) through February 29, 2012	10.00	—	(f)	—	(f)	—	(f)	— (f)	—	(f)	— (f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 29, 2012.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$10.00	0.15%	$9,974	0.18%		0.15%		1.70%		86%
10.00	0.17	9,960	0.16		0.16		1.95		33
10.00	0.28	9,943	0.18		0.26		2.04		42
10.00	0.14	9,918	0.16	(h)	0.23	(h)	2.43	(h)	—

10.00	0.01	100	0.32		0.00	(i)	1.85		86
10.00	0.02	100	0.31		0.02		2.04		33
10.00	0.13	103	0.33		0.11		2.19		42
10.00	0.05	100	0.37	(h)	0.03	(h)	2.57	(h)	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	25

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Managed Income Fund
Institutional Class
Year Ended February 28, 2015	$10.02	$0.03		$— (f)	$0.03		$(0.03)	$(0.01)	$(0.04)
Year Ended February 28, 2014	10.02	0.04		0.01	0.05		(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07		(0.04)	(0.01)	(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01	0.05		(0.04)	— (f)	(0.04)
September 30, 2010(g) through February 28, 2011	10.00	0.02	(h)	(0.01)	0.01		(0.02)	—	(0.02)

Select Class
Year Ended February 28, 2015	10.02	0.02		0.01	0.03		(0.02)	(0.01)	(0.03)
Year Ended February 28, 2014	10.02	0.03		0.01	0.04		(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06		(0.03)	(0.01)	(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01	0.04		(0.03)	— (f)	(0.03)
September 30, 2010(g) through February 28, 2011	10.00	0.01	(h)	(0.01)	—	(f)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.01	0.30%		$5,848,386	0.25%	0.31%	0.35%	112%
10.02	0.43		3,355,666	0.25	0.36	0.35	143
10.02	0.70		2,117,044	0.25	0.42	0.35	124
10.00	0.54		760,354	0.24	0.42	0.36	174
9.99	0.08		158,055	0.25	0.40	1.80	29

10.02	0.30		2,230	0.35	0.20	0.50	112
10.02	0.33		3,503	0.35	0.27	0.50	143
10.02	0.60		119,316	0.35	0.33	0.50	124
10.00	0.44		127,871	0.34	0.32	0.55	174
9.99	0.00	(i)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are two separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Current Income Fund	Institutional Class and Select Class	Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

Each Fund’s investment objective is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Current Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Certificates of Deposit	$—	$3,801	$—	$3,801
Commercial Paper	—	4,365	—	4,365
Corporate Bonds
Financials	—	1,101	—	1,101
Health Care	—	250	—	250

Total Corporate Bonds	—	1,351	—	1,351

Repurchase Agreements	—	100	250	350
U.S. Treasury Obligations	—	250	—	250
Short-Term Investment
Investment Company	1	—	—	1

Total Investments in Securities	$1	$9,867	$250	$10,118

Level 3 securities are valued by brokers and pricing services. At February 28, 2015, the value of these securities was approximately $250,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Managed Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,366,485	$—	$1,366,485
Certificates of Deposit	—	183,829	—	183,829
Corporate Bonds
Consumer Discretionary	—	209,907	—	209,907
Consumer Staples	—	112,314	—	112,314
Energy	—	90,709	—	90,709
Financials	—	1,869,228	—	1,869,228
Health Care	—	76,408	—	76,408
Industrials	—	148,501	—	148,501
Information Technology	—	42,554	—	42,554
Materials	—	51,766	—	51,766
Telecommunication Services	—	211,092	—	211,092
Utilities	—	54,188	—	54,188

Total Corporate Bonds	—	2,866,667	—	2,866,667

U.S. Government Agency Securities	—	83,283	—	83,283
U.S. Treasury Obligations	—	162,363	—	162,363
Short-Term Investments
Certificates of Deposit	—	426,737	—	426,737
Commercial Paper	—	488,003	—	488,003
Investment Company	1,653	—	—	1,653
Repurchase Agreements	—	—	300,000	300,000
U.S. Treasury Obligations	—	595	—	595

Total Short-Term Investments	1,653	915,335	300,000	1,216,988

Total Investments in Securities	$1,653	$5,577,962	$300,000	$5,879,615

Level 3 securities are valued by brokers and pricing services. At February 28, 2015, the value of these securities was approximately $300,000,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

There were no transfers among any levels during the year ended February 28, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Current Income Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Repurchase Agreement	$—	$—	$—	$—	$250	$—	$—	$—	$250

Managed Income Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Repurchase Agreements	$—	$—	$—	$—	$300,000	$—	$—	$—	$300,000

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $0 for Current Income Fund and $0 Managed Income Fund.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following are the value and percentage of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Current Income Fund	$250	2.5%
Managed Income Fund	300,000	5.1

C. Futures Contracts — Managed Income Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 28, 2015 (amounts in thousands):

Average Notional Balance Short	$29,076	(a)
Ending Notional Balance Short	—

(a)	Average for the period May 1, 2014 through May 31, 2014, August 1, 2014 through August 31, 2014 and October 1, 2014 through October 31, 2014.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. The Funds’ repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 28, 2015.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Distributor receives no compensation in its capacity as each Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.10%	0.25%
Managed Income Fund	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by each Fund for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Institutional Class	Select Class
Current Income Fund	0.25%	0.40%
Managed Income Fund	0.25	0.40

The expense limitation agreements were in effect for the year ended February 28, 2015. The contractual expense limitation percentages in the table above are in place until at least June 30, 2015. In addition, the Funds’ service providers voluntarily waived fees for the year ended February 28, 2015. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Current Income Fund	$15	8	10	33	$112
Managed Income Fund	1,933	1,327	1,155	4,415	—

	Voluntary Waivers
	Investment Advisory		Administration	Shareholder Servicing		Total		Voluntary Reimbursements
Current Income Fund	$—		$—	$—	(a)	$—	(a)	$7
Managed Income Fund	—	(a)	1	1		2		—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended February 28, 2015 was approximately $0 and $4,000 for Current Income Fund and Managed Income Fund, respectively.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, Managed Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Current Income Fund	$1,348	$1,300	$250	$—
Managed Income Fund	4,818,221	3,153,831	342,782	180,674

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Appreciation (Depreciation)
Current Income Fund	$10,117	$1	$—	(a)	$1
Managed Income Fund	5,880,303	1,577	2,265		(688)

(a)	Amount rounds to less than $1,000.

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Current Income Fund	$16	$—	$16
Managed Income Fund	18,013	860	18,873

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Current Income Fund	$17	$—	$17
Managed Income Fund	10,346	291	10,637

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income		Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Current Income Fund	$—	(a)	$—	$1
Managed Income Fund	1,568		351	(721)

(a)	Amount rounds to less than $1,000.

For the Funds, the cumulative timing differences primarily consist of distribution payable and trustee deferred compensation.

As of February 28, 2015, the Funds did not have any net capital loss carryforwards.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Managed Income Fund, which collectively represent a significant portion of the Managed Income Fund’s assets.

Additionally, the Adviser owns a significant portion of the outstanding shares of the Current Income Fund.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Current Income Fund and JPMorgan Managed Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Current Income Fund and JPMorgan Managed Income Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	35

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	37

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Current Income Fund
Institutional Class
Actual	$1,000.00	$1,000.80	$0.89	0.18%
Hypothetical	1,000.00	1,023.90	0.90	0.18
Select Class
Actual	1,000.00	1,000.10	1.64	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33

Managed Income Fund
Institutional Class
Actual	$1,000.00	$1,001.50	$1.24	0.25%
Hypothetical	1,000.00	1,023.55	1.25	0.25
Select Class
Actual	1,000.00	1,002.00	1.74	0.35
Hypothetical	1,000.00	1,023.06	1.76	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015	J.P. MORGAN INCOME FUNDS	39

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct

U.S. Treasury Obligations for the fiscal year ended February 28, 2015:

Income from U.S. Treasury Obligations
Current Income Fund	0.09%
Managed Income Fund	0.32%

Long Term Capital Gain

The Managed Income Fund distributed approximately $860,000, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 28, 2015

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-INC3-215

Annual Report

JPMorgan SmartAllocation Funds

February 28, 2015

JPMorgan SmartAllocation Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S.

equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	3.79%
Barclays U.S. Aggregate Index	5.12%

Net Assets as of 2/28/2015	$4,823,409

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the twelve months ended February 28, 2015. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds and bonds in other developed markets.

High yield bonds (also known as “junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Relative to the Barclays U.S. Aggregate Index (the “Benchmark”), the Fund had exposure to a broader range of fixed income asset classes during the reporting period. The Fund invested in emerging market, investment grade, high yield, asset-backed and mortgage-backed debt securities. The Fund’s underperformance versus the Benchmark was largely driven by security selection. In contrast, the Fund’s allocations to high yield bonds and emerging markets debt were contributors over the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	60.5%
Corporate Bonds	16.4
U.S. Treasury Obligations	14.8
Exchange Traded Fund	5.7
Others (each less than 1.0%)	1.2
Short-Term Investment	1.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 29, 2012
Without Sales Charge		3.55%	2.83%
With Sales Charge*		(0.32)	1.38
CLASS C SHARES	June 29, 2012
Without CDSC		3.03	2.33
With CDSC**		2.03	2.33
CLASS R2 SHARES	June 29, 2012	3.30	2.58
CLASS R5 SHARES	June 29, 2012	4.03	3.32
CLASS R6 SHARES	June 29, 2012	4.07	3.36
SELECT CLASS SHARES	June 29, 2012	3.79	3.10

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan SmartAllocation Income Fund, Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to February 28, 2015. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.

The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.8%
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	34,990
3,576	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	3,578

	Total Asset-Backed Securities (Cost $38,569)	38,568

Corporate Bonds — 16.4%
	Consumer Discretionary — 1.5%
	Automobiles — 0.3%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,799
5,000	Ford Motor Co., 6.500%, 08/01/18	5,709

		13,508

	Internet & Catalog Retail — 0.1%
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,114

	Media — 0.9%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,925
4,000	8.875%, 04/26/23	5,442
5,000	CBS Corp., 3.375%, 03/01/22	5,063
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,545
10,000	NBCUniversal Media LLC, 4.375%, 04/01/21	11,101
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,591
5,000	Viacom, Inc., 3.875%, 04/01/24	5,114

		43,781

	Specialty Retail — 0.2%
5,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	5,352
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,441

		10,793

	Total Consumer Discretionary	71,196

	Consumer Staples — 0.8%
	Beverages — 0.2%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,048
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,020

		10,068

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,889
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,563

		12,452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.2%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,114
5,000	ConAgra Foods, Inc., 3.250%, 09/15/22	4,960

		11,074

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,043

	Total Consumer Staples	39,637

	Energy — 1.9%
	Energy Equipment & Services — 0.5%
5,000	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	4,810
5,000	Halliburton Co., 3.250%, 11/15/21	5,224
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,343
5,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	4,450
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	4,543

		24,370

	Metals & Mining — 0.1%
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,749

	Oil, Gas & Consumable Fuels — 1.3%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,106
2,000	Apache Corp., 6.900%, 09/15/18	2,315
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,564
5,000	ConocoPhillips, 5.750%, 02/01/19	5,726
5,000	Devon Energy Corp., 2.250%, 12/15/18	5,069
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,980
1,000	Enterprise Products Operating LLC, 3.900%, 02/15/24	1,054
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,090
5,000	Noble Energy, Inc., 5.050%, 11/15/44	5,334
5,000	Petrobras Global Finance B.V., (Netherlands), 5.375%, 01/27/21	4,439
5,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	6,478
3,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	3,255
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	5,887

		61,297

	Total Energy	92,416

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 6.4%
	Banks — 1.9%
	Bank of America Corp.,
5,000	3.300%, 01/11/23	5,076
15,000	7.625%, 06/01/19	18,125
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,020
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,060
4,000	Citigroup, Inc., 6.875%, 03/05/38	5,464
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	11,146
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,645
4,000	KeyCorp, 5.100%, 03/24/21	4,540
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,949
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,201
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,991
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,070
	Wells Fargo & Co.,
3,000	4.100%, 06/03/26	3,140
5,000	Series M, 3.450%, 02/13/23	5,101
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,602

		90,130

	Capital Markets — 1.6%
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,236
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,197
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,611
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,552
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,354
10,000	6.125%, 02/15/33	12,675
5,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	5,027
5,000	Legg Mason, Inc., 3.950%, 07/15/24	5,216
	Morgan Stanley,
2,000	4.300%, 01/27/45	2,036
5,000	4.750%, 03/22/17	5,333
5,000	5.500%, 07/28/21	5,780
5,000	Series F, 3.875%, 04/29/24	5,257

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
2,000	State Street Corp., 3.100%, 05/15/23	2,008
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,771

		79,053

	Consumer Finance — 0.3%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,135
5,000	Capital One Financial Corp., 4.750%, 07/15/21	5,583
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,054

		15,772

	Diversified Financial Services — 1.0%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,285
2,000	CME Group, Inc., 5.300%, 09/15/43	2,456
15,000	General Electric Capital Corp., Series A, 6.750%, 03/15/32	20,793
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,494
5,000	NYSE Euronext, 2.000%, 10/05/17	5,071
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,976

		47,075

	Insurance — 1.2%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,751
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,179
5,000	5.600%, 10/18/16	5,358
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,070
5,000	Chubb Corp. (The), 6.800%, 11/15/31	7,041
5,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	5,315
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,542
5,000	MetLife, Inc., 5.700%, 06/15/35	6,373
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,051
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,534
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,814

		57,028

	Real Estate Investment Trusts (REITs) — 0.4%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,486
2,000	HCP, Inc., 3.875%, 08/15/24	2,047
2,000	Prologis LP, 6.875%, 03/15/20	2,352

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,470
5,000	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	5,016

		20,371

	Total Financials	309,429

	Health Care — 1.0%
	Biotechnology — 0.3%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,693
5,000	Biogen Idec, Inc., 6.875%, 03/01/18	5,763
5,000	Celgene Corp., 3.625%, 05/15/24	5,223

		16,679

	Health Care Equipment & Supplies — 0.1%
5,000	Covidien International Finance S.A., (Luxembourg), 2.950%, 06/15/23	5,043

	Health Care Providers & Services — 0.3%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	5,092
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,127
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,303

		15,522

	Pharmaceuticals — 0.3%
2,000	Actavis, Inc., 6.125%, 08/15/19	2,264
5,000	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,120
5,000	Zoetis, Inc., 1.875%, 02/01/18	4,996

		12,380

	Total Health Care	49,624

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,764

	Air Freight & Logistics — 0.1%
5,000	FedEx Corp., 3.900%, 02/01/35	5,053

	Commercial Services & Supplies — 0.1%
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,547

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	5,105

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,913

	Road & Rail — 0.6%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	5,974
5,000	CSX Corp., 5.600%, 05/01/17	5,450
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	6,026
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,011

		28,148

	Total Industrials	56,530

	Information Technology — 0.7%
	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	6,080

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 2.600%, 07/15/22	4,756

	IT Services — 0.3%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,700
5,000	Xerox Corp., 2.750%, 03/15/19	5,058

		11,758

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,435

	Technology Hardware, Storage & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	5,083

	Total Information Technology	33,112

	Materials — 0.7%
	Chemicals — 0.2%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,240
5,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	5,233

		7,473

	Metals & Mining — 0.5%
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,718
5,000	Freeport-McMoRan, Inc., 2.150%, 03/01/17	4,981
5,000	Nucor Corp., 5.750%, 12/01/17	5,578
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,084
5,000	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	4,629

		24,990

	Total Materials	32,463

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	7

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,559
5,000	5.500%, 02/01/18	5,499
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	7,582
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,732
	Verizon Communications, Inc.,
5,000	5.150%, 09/15/23	5,734
10,000	6.550%, 09/15/43	13,142

		44,248

	Wireless Telecommunication Services — 0.2%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,531
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,338

		10,869

	Total Telecommunication Services	55,117

	Utilities — 1.1%
	Electric Utilities — 0.8%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,127
5,000	Appalachian Power Co., 7.000%, 04/01/38	7,152
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	5,056
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,039
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,594
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,671
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	7,207
3,000	Virginia Electric & Power Co., 4.450%, 02/15/44	3,428

		37,274

	Gas Utilities — 0.2%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,206
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	6,471

		12,677

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,557

	Total Utilities	54,683

	Total Corporate Bonds (Cost $780,147)	794,207

SHARES
Exchange Traded Fund — 5.7%
	Fixed Income — 5.7%
2,485	iShares Core U.S. Aggregate Bond ETF (Cost $270,855)	276,332

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.1%
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,577

SHARES
Investment Companies — 60.7% (b)
	Fixed Income — 60.7%
37,201	JPMorgan Corporate Bond Fund, Class R6 Shares	379,820
35,278	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	289,282
9,582	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	82,689
100,293	JPMorgan High Yield Fund, Class R6 Shares	776,264
122,768	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,398,322

	Total Investment Companies (Cost $2,959,159)	2,926,377

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.4%
15,000	Federal National Mortgage Association, Zero Coupon, 10/09/19 (m)	13,653
5,000	Tennessee Valley Authority, 5.880%, 04/01/36 (m)	6,955

	Total U.S. Government Agency Securities (Cost $19,521)	20,608

U.S. Treasury Obligations — 14.8%
	U.S. Treasury Bonds,
75,000	4.500%, 08/15/39 (m)	101,918
50,000	6.000%, 02/15/26 (m)	69,371
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	53,698

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
25,000	1.375%, 06/30/18	25,193
120,000	1.750%, 10/31/18 (m)	122,166
145,000	1.875%, 08/31/17 (m)	148,727
70,000	2.000%, 02/15/22	70,913
120,000	2.125%, 09/30/21	122,541

	Total U.S. Treasury Obligations (Cost $711,995)	714,527

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
65,359	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $65,359)	65,359

	Total Investments — 100.3% (Cost $4,848,589)	4,839,555
	Liabilities in Excess of Other Assets — (0.3)%	(16,146)

	NET ASSETS — 100.0%	$4,823,409

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	— Exchange Traded Fund

(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	9

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,847,819
Investments in affiliates, at value	2,991,736

Total investment securities, at value	4,839,555
Cash	1,359
Receivables:
Investment securities sold	19,834
Fund shares sold	9,248
Interest from non-affiliates	12,256
Dividends from affiliates	1
Due from Adviser	6,725

Total Assets	4,888,978

LIABILITIES:
Payables:
Investment securities purchased	22,231
Accrued liabilities:
Shareholder servicing fees	880
Distribution fees	125
Custodian and accounting fees	9,113
Audit fees	27,680
Transfer agent fees	4,402
Other	1,138

Total Liabilities	65,569

Net Assets	$4,823,409

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

SmartAllocation Income Fund
NET ASSETS :
Paid-in-Capital	$4,812,144
Accumulated undistributed (distributions in excess of) net investment income	16,933
Accumulated net realized gains (losses)	3,366
Net unrealized appreciation (depreciation)	(9,034)

Total Net Assets	$4,823,409

Net Assets:
Class A	$393,698
Class C	53,181
Class R2	53,536
Class R5	56,316
Class R6	54,610
Select Class	4,212,068

Total	$4,823,409

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	26,241
Class C	3,556
Class R2	3,575
Class R5	3,748
Class R6	3,633
Select Class	280,583

Net Asset Value (a):
Class A — Redemption price per share	$15.00
Class C — Offering price per share (b)	14.95
Class R2 — Offering and redemption price per share	14.97
Class R5 — Offering and redemption price per share	15.03
Class R6 — Offering and redemption price per share	15.03
Select Class — Offering and redemption price per share	15.01
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.58

Cost of investments in non-affiliates	$1,824,071
Cost of investments in affiliates	3,024,518

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	11

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34,839
Dividend income from non-affiliates	4,020
Dividend income from affiliates	109,106

Total investment income	147,965

EXPENSES:
Investment advisory fees	13,495
Administration fees	3,715
Distribution fees:
Class A	610
Class C	395
Class R2	263
Shareholder servicing fees:
Class A	610
Class C	132
Class R2	131
Class R5	28
Select Class	10,102
Custodian and accounting fees	30,330
Professional fees	45,174
Trustees’ and Chief Compliance Officer’s fees	35
Printing and mailing costs	14,849
Registration and filing fees	74,398
Transfer agent fees	9,783
Other	4,828

Total expenses	208,878

Less fees waived	(17,192)
Less expense reimbursements	(170,705)

Net expenses	20,981

Net investment income (loss)	126,984

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,467
Investment in affiliates	(9,431)

Net realized gain (loss)	(7,964)

Distributions of capital gains received from investment company non-affiliates	128

Distributions of capital gains received from investment company affiliates	17,387

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	51,626
Investments in affiliates	(16,601)

Change in net unrealized appreciation/depreciation	35,025

Net realized/unrealized gains (losses)	44,576

Change in net assets resulting from operations	$171,560

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$126,984	$114,910
Net realized gain (loss)	(7,964)	(9,966)
Distributions of capital gains received from investment company non-affiliates	128	—
Distributions of capital gains received from investment company affiliates	17,387	22,543
Change in net unrealized appreciation/depreciation	35,025	(86,604)

Change in net assets resulting from operations	171,560	40,883

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,670)	(1,381)
From net realized gains	(1,077)	(147)
Class C
From net investment income	(1,221)	(1,164)
From net realized gains	(176)	(146)
Class R2
From net investment income	(1,321)	(1,272)
From net realized gains	(171)	(146)
Class R5
From net investment income	(1,683)	(1,580)
From net realized gains	(178)	(148)
Class R6
From net investment income	(1,668)	(1,600)
From net realized gains	(174)	(148)
Select Class
From net investment income	(118,205)	(111,919)
From net realized gains	(12,962)	(11,058)

Total distributions to shareholders	(143,506)	(130,709)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	594,387	152,957

NET ASSETS:
Change in net assets	622,441	63,131
Beginning of period	4,200,968	4,137,837

End of period	$4,823,409	$4,200,968

Accumulated undistributed (distributions in excess of) net investment income	$16,933	$16,537

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	13

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$883,043	$18,998
Distributions reinvested	5,747	1,528
Cost of shares redeemed	(572,018)	—

Change in net assets resulting from Class A capital transactions	$316,772	$20,526

Class C
Proceeds from shares issued	$1,647	$—
Distributions reinvested	1,397	1,310
Cost of shares redeemed	(1,658)	—

Change in net assets resulting from Class C capital transactions	$1,386	$1,310

Class R2
Distributions reinvested	$1,492	$1,418

Change in net assets resulting from Class R2 capital transactions	$1,492	$1,418

Class R5
Proceeds from shares issued	$1,740	$—
Distributions reinvested	1,861	1,728

Change in net assets resulting from Class R5 capital transactions	$3,601	$1,728

Class R6
Distributions reinvested	$1,842	$1,748

Change in net assets resulting from Class R6 capital transactions	$1,842	$1,748

Select Class
Proceeds from shares issued	$299,390	$3,250
Distributions reinvested	131,167	122,977
Cost of shares redeemed	(161,263)	—

Change in net assets resulting from Select Class capital transactions	$269,294	$126,227

Total change in net assets resulting from capital transactions	$594,387	$152,957

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

	SmartAllocation Income Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014
SHARE TRANSACTIONS:
Class A
Issued	59,095	1,284
Reinvested	387	104
Redeemed	(38,012)	—

Change in Class A Shares	21,470	1,388

Class C
Issued	111	—
Reinvested	94	89
Redeemed	(112)	—

Change in Class C Shares	93	89

Class R2
Reinvested	100	96

Change in Class R2 Shares	100	96

Class R5
Issued	116	—
Reinvested	125	117

Change in Class R5 Shares	241	117

Class R6
Reinvested	123	119

Change in Class R6 Shares	123	119

Select Class
Issued	19,967	213
Reinvested	8,804	8,348
Redeemed	(10,765)	—

Change in Select Class Shares	18,006	8,561

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	15

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartAllocation Income Fund
Class A
Year Ended February 28, 2015	$14.92	$0.41	$0.11	$0.52	$(0.39)	$(0.05)	$(0.44)
Year Ended February 28, 2014	15.27	0.38	(0.29)	0.09	(0.40)	(0.04)	(0.44)
June 29, 2012 (i) through February 28, 2013	15.00	0.26	0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Year Ended February 28, 2015	14.90	0.31	0.14	0.45	(0.35)	(0.05)	(0.40)
Year Ended February 28, 2014	15.25	0.31	(0.28)	0.03	(0.34)	(0.04)	(0.38)
June 29, 2012 (i) through February 28, 2013	15.00	0.20	0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Year Ended February 28, 2015	14.91	0.35	0.14	0.49	(0.38)	(0.05)	(0.43)
Year Ended February 28, 2014	15.26	0.34	(0.28)	0.06	(0.37)	(0.04)	(0.41)
June 29, 2012 (i) through February 28, 2013	15.00	0.23	0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Year Ended February 28, 2015	14.94	0.45	0.15	0.60	(0.46)	(0.05)	(0.51)
Year Ended February 28, 2014	15.28	0.45	(0.29)	0.16	(0.46)	(0.04)	(0.50)
June 29, 2012 (i) through February 28, 2013	15.00	0.30	0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Year Ended February 28, 2015	14.95	0.46	0.14	0.60	(0.47)	(0.05)	(0.52)
Year Ended February 28, 2014	15.28	0.46	(0.28)	0.18	(0.47)	(0.04)	(0.51)
June 29, 2012 (i) through February 28, 2013	15.00	0.31	0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Year Ended February 28, 2015	14.93	0.42	0.15	0.57	(0.44)	(0.05)	(0.49)
Year Ended February 28, 2014	15.27	0.42	(0.28)	0.14	(0.44)	(0.04)	(0.48)
June 29, 2012 (i) through February 28, 2013	15.00	0.28	0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net Investment Income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(i)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$15.00	3.55%	$393,698	0.70%		2.54%		5.03%		28%
14.92	0.71	71,196	0.68	(h)	2.58	(h)	5.67	(h)	29
15.27	3.31	51,642	0.69	(h)	2.54	(h)	5.77	(h)	12

14.95	3.03	53,181	1.19		2.10		5.39		28
14.90	0.28	51,597	1.18	(h)	2.06	(h)	6.30	(h)	29
15.25	2.92	51,472	1.19	(h)	2.03	(h)	6.26	(h)	12

14.97	3.30	53,536	0.94		2.35		5.12		28
14.91	0.49	51,811	0.93	(h)	2.31	(h)	6.05	(h)	29
15.26	3.11	51,557	0.94	(h)	2.28	(h)	6.01	(h)	12

15.03	4.10	56,316	0.24		3.05		4.42		28
14.94	1.16	52,417	0.23	(h)	3.01	(h)	5.35	(h)	29
15.28	3.61	51,796	0.24	(h)	2.98	(h)	5.31	(h)	12

15.03	4.07	54,610	0.19		3.10		4.37		28
14.95	1.26	52,458	0.18	(h)	3.06	(h)	5.30	(h)	29
15.28	3.63	51,811	0.20	(h)	3.02	(h)	5.26	(h)	12

15.01	3.86	4,212,068	0.44		2.85		4.61		28
14.93	0.98	3,921,489	0.43	(h)	2.81	(h)	5.55	(h)	29
15.27	3.44	3,879,559	0.44	(h)	2.78	(h)	5.51	(h)	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

Prior to May 14, 2013, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

18	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,268,068	$1,571,487	$—	$4,839,555

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Underlying Funds and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended February 28, 2015.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

As of February 28, 2015, the Fund did not hold illiquid securities.

C. Investment Transactions with Affiliates — The Fund invests in Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds:

		For the year ended February 28, 2015
Affiliate	Value at February 28, 2014	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2015	Value at February 28, 2015
JPMorgan Corporate Bond Fund, Class R6 Shares	$342,944	$76,767	$53,047	$935	$11,609	37,201	$379,820
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	161,941	170,729	37,600	(337)	9,775	35,278	289,282
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,735	99,896	9,150	(189)	96	9,582	82,689
JPMorgan High Yield Fund, Class R6 Shares	853,518	259,180	306,263	10,800	42,337	100,293	776,264
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,217,040	439,720	265,000	(3,253)	45,278	122,768	1,398,322
JPMorgan Prime Money Market Fund, Institutions Class Shares	65,132	1,399,909	1,399,682	—	11	65,359	65,359

Total	$2,642,310			$7,956	$109,106		$2,991,736

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of the affiliated Underlying Funds and ETFs are waived by the Fund as described in Note 3.F.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$2,180	$(2,180)

The reclassifications for the Fund relate primarily to investments in regulated investment companies.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2015, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$580	$—

20	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan incurred by the Fund and any Underlying Fund and acquired fund fees incurred by an Underlying Fund) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the year ended February 28, 2015 and is in place until at least June 30, 2015.

For the year ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$13,433	$3,715	$44	$17,192	$170,705

The Underlying Funds may impose separate advisory and shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Fund and/or Underlying Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,622,132	$1,119,369	$198,938	$109,908

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,857,299	$45,690	$63,434	$(17,744)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2015 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
$128,768	$14,738	$143,506

The tax character of distributions paid during the year ended February 28, 2014 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
$129,925	$784	$130,709

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$16,957	$12,078	$(17,744)

The cumulative timing differences primarily consist of wash sale loss deferrals.

As of February 28, 2015, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

22	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2015, the Adviser owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by the Adviser may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, including foreign and emerging markets securities and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan SmartAllocation Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan SmartAllocation Income Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

24	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	25

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

26	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	27

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$1,009.80	$3.49	0.70%
Hypothetical	1,000.00	1,021.32	3.51	0.70
Class C
Actual	1,000.00	1,007.60	5.97	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class R2
Actual	1,000.00	1,008.90	4.73	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Class R5
Actual	1,000.00	1,012.40	1.25	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25
Class R6
Actual	1,000.00	1,012.70	1.00	0.20
Hypothetical	1,000.00	1,023.80	1.00	0.20
Select Class
Actual	1,000.00	1,011.40	2.24	0.45
Hypothetical	1,000.00	1,022.56	2.26	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 28, 2015

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Long Term Capital Gain

The Fund distributed $14,738, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015.

Treasury Income

The Fund had 6.10%, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015.

FEBRUARY 28, 2015	JPMORGAN SMARTALLOCATION FUNDS	29

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-SAINC-215

Annual Report

J.P. Morgan Tax Aware Funds

February 28, 2015

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited)(continued)

The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well during the twelve month period. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities — notably crude oil — drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank (ECB) and Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S. Treasury securities given their relatively higher yields.

Among other sectors of the bond market, debt securities of longer duration and lower credit quality generally outperformed shorter duration and higher rated securities as investors sought higher yields. Municipal bond prices rebounded from a 2013 pullback and outperformed gains in corporate bonds and U.S. Treasury securities for the twelve months ending February 28, 2015.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.99%
Barclays Municipal Bond Index	6.49%

Net Assets as of 2/28/2015 (In Thousands)	$122,059
Duration as of 2/28/2015	5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund (Select Class Shares) underperformed the Barclays Municipal Bond Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter duration detracted from performance as interest rates steadily declined during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

In general, municipal debt securities outperformed taxable leveraged loans during the twelve month period, and the Fund’s allocation to leveraged loans detracted from relative performance. Leveraged loans are adjustable-rate bank loans made to companies rated below investment-grade by the major credit-rating firms.

In the municipal bond sector, the Fund’s underweight position in the hospital sector relative to the Benchmark and its allocation to cash detracted from relative performance, while the Fund’s underweight position in pre-refunded bonds and general obligation bonds made a positive contribution to performance.

In taxable leveraged loans, the Fund’s security selection in the media/telecom and retail sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the metals/minerals and utilities sectors was a leading contributor to relative performance during the twelve months.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	78.9%
Loan Assignments	16.9
Short-Term Investment	4.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
Without Sales Charge		4.89%	4.60%	3.58%	4.76%	4.40%	4.07%	4.97%	4.60%	4.30%
With Sales Charge*		0.96	0.67	1.33	3.96	3.61	3.43	4.43	4.06	3.86
CLASS C SHARES	September 17, 2007
Without CDSC		4.36	4.13	3.12	4.24	3.94	3.60	4.44	4.12	3.83
With CDSC**		3.36	3.13	2.55	4.24	3.94	3.60	4.44	4.12	3.83
SELECT CLASS SHARES	September 17, 2007	4.99	4.61	3.60	4.86	4.48	4.15	5.07	4.68	4.38

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to February 28, 2015. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the

Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.47%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	4.50%

Net Assets as of 2/28/2015 (In Thousands)	$457,007
Duration as of 2/28/2015	1.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return (Select Class Shares) is compared to Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”). For the twelve months ended February 28, 2015, the Fund underperformed the Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

The Fund used short positions in the corporate credit sector as a credit hedge and interest rate derivatives as a duration hedge, both of which detracted from performance relative to the Index as credit spreads tightened and interest rates fell and municipal bonds outperformed U.S. Treasury securities for the reporting period. Credit spreads generally measure the difference in yields between Treasury and non-Treasury debt securities. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s tactical trading in municipal bonds contributed to absolute performance. Relative to the Index, the Fund’s overweight position in the housing sector and underweight position in the general obligation bonds sectors made a positive contribution to performance. The Fund’s longer duration position in the water & sewer sector and its underweight position in the pre-refunded bond sector also contributed to relative performance.

The Fund’s overweight position in the 15+ year maturity portion of the yield curve also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact of movement in interest rates on the Fund’s holdings.

PORTFOLIO COMPOSITION***
Municipal Bonds	55.8%
Weekly Demand Notes	28.3
Corporate Bonds	4.0
Quarterly Demand Notes	3.0
Asset-Backed Securities	2.1
Insurance-Linked Securities	1.9
Collateralized Mortgage Obligations	1.8
Daily Demand Notes	1.4
Others (each less than 1.0%)	1.2
Short-Term Investments	0.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of February 28, 2015 . The Fund’s portfolio composition is subject to change.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015
		1 YEAR			3 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
Without Sales Charge		0.40%	0.29%	0.29%	1.02%	0.87%	0.80%	1.60%	1.41%	1.25%
With Sales Charge*		(3.36)	(3.47)	(1.84)	(0.27)	(0.42)	(0.18)	0.64	0.44	0.51
CLASS C SHARES	March 1, 2011
Without CDSC		(0.22)	(0.30)	(0.13)	0.36	0.22	0.22	0.94	0.76	0.67
With CDSC**		(1.22)	(1.29)	(0.69)	0.36	0.22	0.22	0.94	0.76	0.67
SELECT CLASS SHARES	March 1, 2011	0.47	0.35	0.35	1.11	0.95	0.88	1.69	1.49	1.33

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to February 28, 2015 . The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
27	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $26)	5

Municipal Bonds — 79.4% (t)
	Alabama — 0.4%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	254

	Other Revenue — 0.2%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	261

	Total Alabama	515

	Alaska — 1.8%
	Education — 0.3%
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	314

	Housing — 0.3%
240	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	252
120	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	120

		372

	Other Revenue — 0.3%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	376

	Utility — 0.9%
1,000	Municipality of Anchorage, Electric Utlities, Senior Lien, Series A, Rev., 5.000%, 12/01/41	1,133

	Total Alaska	2,195

	Arizona — 1.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	335
15	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	15

		350

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	111

	Transportation — 0.5%
545	Phoenix City Civic Improvement Corp., Junior Lien, Series C, Rev., 5.000%, 07/01/24	636

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	251

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	613

	Total Arizona	1,961

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
45	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	47

	California — 4.7%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	115

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	413
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	55
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	240

		708

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	107

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

	Other Revenue — 0.6%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	708

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.6%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	517
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	228

		745

	Transportation — 0.7%
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	898

	Utility — 2.0%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	283
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	286
290	Subseries A-1, Rev., 5.250%, 07/01/38	326
	Los Angeles Department of Water & Power, Water System,
1,000	Series B, Rev., 5.000%, 07/01/43	1,134
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	378

		2,407

	Total California	5,698

	Colorado — 1.2%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	346

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	538

	Housing — 0.0% (g)
30	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	31

	Transportation — 0.3%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	378

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	137

	Total Colorado	1,430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — 1.5%
	Education — 1.5%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	546
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,077
200	Series A, Rev., 5.250%, 11/15/24	235

	Total Connecticut	1,858

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
465	Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	494
45	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	45

	Total Delaware	539

	District of Columbia — 1.0%
	Education — 0.1%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	213

	Other Revenue — 0.6%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	112
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	232
	District of Columbia, Ballpark,
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	249
115	Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	120

		713

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	117
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	226

		343

	Total District of Columbia	1,269

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — 9.5%
	Certificate of Participation/Lease — 0.9%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	904
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC, FGIC, 5.000%, 05/01/17 (p)	219

		1,123

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	554

	General Obligation — 1.1%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,163
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	228

		1,391

	Housing — 0.8%
115	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	124
360	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	367
435	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	465

		956

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	567
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	508

		1,075

	Other Revenue — 1.6%
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	222
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	212
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	964

		2,008

	Transportation — 1.8%
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	115
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	172
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	709
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,147

		2,143

	Utility — 1.9%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	241
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	560
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	321
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	677
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	549

		2,348

	Total Florida	11,598

	Georgia — 2.2%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	213

	Housing — 0.6%
	Georgia Housing & Finance Authority, Non Single Family,
125	Series B, Rev., 4.000%, 12/01/29	133
495	Subseries A-1, Rev., 4.000%, 06/01/44	539

		672

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	510

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.2%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	296

	Transportation — 0.4%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	546

	Utility — 0.4%
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	337
120	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	120

		457

	Total Georgia	2,694

	Guam — 0.2%
	Water & Sewer — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	224

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	117

	Idaho — 0.7%
	General Obligation — 0.7%
750	City of Nampa, GO, 5.000%, 08/01/21	893

	Illinois — 4.0%
	General Obligation — 0.7%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	147
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	61
410	Series C, GO, 5.250%, 12/01/32	502
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	176

		886

	Housing — 0.5%
80	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	84
470	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	502

		586

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.3%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	315
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	867
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	207
130	Rev., 5.250%, 06/01/21	154

		1,543

	Prerefunded — 0.1%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	106

	Transportation — 0.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	229
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	221
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	319

		769

	Water & Sewer — 0.8%
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	545
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	189
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	208

		942

	Total Illinois	4,832

	Indiana — 1.6%
	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Program,
65	Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	69
110	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	118

		187

	Other Revenue — 1.2%
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	76
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	272

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	165
265	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	269
100	Indiana Health Facilty Financing Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	106
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	583

		1,471

	Water & Sewer — 0.2%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	291

	Total Indiana	1,949

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
40	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	42

	Kansas — 0.3%
	Housing — 0.1%
140	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	144

	Other Revenue — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	220

	Total Kansas	364

	Kentucky — 0.3%
	Housing — 0.1%
45	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	47

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	253

	Total Kentucky	300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — 1.2%
	Education — 0.3%
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	362

	Housing — 0.2%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
60	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	60
75	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	76
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
75	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	77
25	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	25

		275

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	260

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	141

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	468

	Total Louisiana	1,506

	Maine — 0.6%
	Housing — 0.3%
390	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	423

	Other Revenue — 0.3%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	355

	Total Maine	778

	Maryland — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	111

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	466

	Total Maryland	577

	Massachusetts — 5.5%
	Education — 1.5%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	430
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	555
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	723
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	109

		1,817

	Housing — 1.2%
	Massachusetts Housing Finance Agency, Single Family Housing,
420	Series 160, Rev., AMT, 3.750%, 06/01/34	428
1,000	Series 169, Rev., 4.000%, 12/01/44	1,089

		1,517

	Other Revenue — 0.5%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	393
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	150

		543

	Transportation — 1.2%
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	570
770	Series A, Rev., AMT, 5.000%, 07/01/37	861

		1,431

	Water & Sewer — 1.1%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	649
100	Series B, Rev., AGM, 5.250%, 08/01/32	130
500	Series D, Rev., 5.000%, 08/01/44	581

		1,360

	Total Massachusetts	6,668

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 2.1%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/22	567

	General Obligation — 0.5%
8	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	8
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	554

		562

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	226

	Other Revenue — 0.0% (g)
42	Michigan Finance Authority, Local Government Loan Program, Series G-6A, Rev., AMBAC, 5.250%, 04/01/16	42

	Transportation — 0.5%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	468
150	Series D, Rev., 5.000%, 12/01/18	170

		638

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	496

	Total Michigan	2,531

	Minnesota — 2.3%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	213

	Housing — 2.1%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
44	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	45
235	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	250

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
50	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	53
120	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	126
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	108
300	Rev., 5.250%, 08/01/26	352
	Minnesota Housing Finance Agency, Residential Housing Finance,
600	Series A, Rev., 4.000%, 07/01/38	653
460	Series B, Rev., 4.000%, 01/01/38	501
500	Series C, Rev., 4.000%, 01/01/45	544

		2,632

	Total Minnesota	2,845

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	199
100	Series A, Rev., 5.250%, 01/01/34	128

	Total Mississippi	327

	Missouri — 1.1%
	General Obligation — 0.2%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	291

	Housing — 0.5%
140	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	148
195	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	213
175	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	189

		550

	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	496

	Total Missouri	1,337

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.6%
	Housing — 0.3%
370	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	382

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	109

	Utility — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	234

	Total Montana	725

	Nebraska — 0.9%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	374
285	GO, 5.250%, 04/01/27	367

		741

	Utility — 0.3%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	403

	Total Nebraska	1,144

	Nevada — 0.1%
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	52

	Other Revenue — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	97

	Total Nevada	149

	New Hampshire — 0.5%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	258
100	Rev., NATL-RE, 5.500%, 06/01/27	130

		388

	Housing — 0.2%
85	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	89

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
90	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	96

		185

	Total New Hampshire	573

	New Jersey — 2.3%
	Education — 1.3%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	280
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	518
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	568
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	214

		1,580

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	517

	Other Revenue — 0.6%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	461
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	217

		678

	Total New Jersey	2,775

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
120	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	131
110	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	116
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		252

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	434

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	58

		492

	Total New Mexico	744

	New York — 6.5%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	350
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	274

		624

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	598

	Housing — 0.4%
500	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	527

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	524
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	200

		724

	Other Revenue — 1.4%
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	409
390	Series B, Rev., 5.500%, 10/15/30	516
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	404
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	377

		1,706

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	568

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.4%
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	459

	Water & Sewer — 2.2%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	289
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	287
440	Rev., 5.375%, 06/15/43	519
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	443
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	576
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31 (w)	591

		2,705

	Total New York	7,911

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
45	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	47

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
200	Series A, Rev., 3.750%, 07/01/42	213
245	Series A, Rev., 4.000%, 07/01/34	266

		479

	Utility — 0.2%
200	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	216

	Total North Dakota	695

	Ohio — 3.4%
	Education — 1.0%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	588
365	Series A, Rev., 5.000%, 06/01/43	415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	153

		1,156

	General Obligation — 0.2%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	232
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	58

		290

	Housing — 0.6%
335	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	343
	Ohio Housing Finance Agency, Single Family Mortgage,
165	Series 1, Rev., 5.000%, 11/01/28	176
130	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	139

		658

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	193
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	300

		493

	Other Revenue — 1.1%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	307
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 05/15/22	435
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	101
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	528

		1,371

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	108
5	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/15 (p)	5

		113

	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	6

	Total Ohio	4,087

	Oklahoma — 1.2%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24 (w)	343
420	Series A, Rev., AMT, 5.000%, 06/01/25 (w)	477

		820

	Water & Sewer — 0.5%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	255
285	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/30	348

		603

	Total Oklahoma	1,423

	Oregon — 1.1%
	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	212
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	125

		363

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	219
95	Series B, Rev., AMT, 5.000%, 07/01/30	102

		321

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	369

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	247

	Total Oregon	1,300

	Pennsylvania — 3.3%
	Education — 0.9%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	185
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	672
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	280

		1,137

	Housing — 0.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
225	Series 112, Rev., 5.000%, 04/01/28	239
425	Series 96-B, Rev., 3.950%, 10/01/16	445

		684

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	510
750	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	755

		1,265

	Transportation — 0.8%
	Allegheny County Airport Authority, Pittsburgh International Airport,
305	Series A-1, Rev., 5.000%, 01/01/26	343
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	581

		924

	Total Pennsylvania	4,010

	Puerto Rico — 0.0% (g)
	Prerefunded — 0.0% (g)
10	Puerto Rico Highways and Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.0% (g)
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
20	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	20
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	25

		45

	Total Puerto Rico	55

	Rhode Island — 0.2%
	Transportation — 0.2%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	287

	South Carolina — 0.5%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	612

	South Dakota — 0.1%
	Housing — 0.1%
165	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	176

	Tennessee — 1.2%
	Housing — 0.4%
	Tennessee Housing Development Agency, Homeownership Program,
270	Series 1A, Rev., AMT, 4.500%, 01/01/38	288
150	Series A, Rev., AMT, 4.500%, 07/01/31	160

		448

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	138

	Utility — 0.7%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	430
375	Series A, Rev., 5.250%, 09/01/23	442

		872

	Total Tennessee	1,458

	Texas — 4.9%
	Education — 0.7%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	182
395	Series B, Rev., 5.250%, 07/01/30	517

		813

	General Obligation — 1.6%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	111
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	296
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	90
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	256
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,169

		1,922

	Housing — 0.2%
145	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	156
70	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	74

		230

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	513

	Other Revenue — 0.3%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	166
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	198

		364

	Prerefunded — 0.1%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	22
130	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	158

		180

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.2%
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	235

	Utility — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	108
1,000	Rev., 5.000%, 02/01/23	1,115

		1,223

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	488

	Total Texas	5,968

	Utah — 1.0%
	Other Revenue — 0.5%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	50
450	Series C, Rev., AGM, 5.250%, 06/15/32	581

		631

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	567

	Total Utah	1,198

	Vermont — 0.8%
	Housing — 0.8%
	Vermont Housing Finance Agency, Multiple Purpose,
500	Series B, Rev., 4.000%, 11/01/44	542
315	Series B, Rev., AMT, 4.125%, 11/01/42	329
90	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	90

	Total Vermont	961

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	255

	Other Revenue — 0.5%
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	578

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.0% (g)
15	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

	Total Virginia	851

	Washington — 2.4%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	187

	Hospital — 0.7%
800	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., GNMA/FNMA, 3.500%, 06/01/44	844

	Housing — 0.2%
165	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	176

	Transportation — 0.9%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,135

	Utility — 0.4%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	177
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	346

		523

	Total Washington	2,865

	Wisconsin — 1.0%
	Hospital — 0.5%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	576

	Other Revenue — 0.3%
330	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	391

	Transportation — 0.2%
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	287

	Total Wisconsin	1,254

	Wyoming — 0.4%
	Housing — 0.1%
105	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	106

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Other Revenue — 0.3%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	406

		Total Wyoming	512

		Total Municipal Bonds (Cost $92,975)	96,874

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $— (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 16.9%
		Consumer Discretionary — 5.3%
		Automobiles — 0.3%
298		Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	297

		Distributors — 0.0% (g)
22		VWR Funding, Inc., New USD Term Loan, VAR, 3.422%, 04/03/17	22

		Diversified Consumer Services — 0.2%
245		Spin Holdco, Inc., New Initial 1st Lien Term Loan, VAR, 4.250%, 11/14/19	243

		Hotels, Restaurants & Leisure — 0.6%
246		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	246
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	49
149		Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20	148
148		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	146
128		Station Casinos LLC, 1st Lien Term Loan, VAR, 4.250%, 03/02/20	128

			717

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — 0.1%
62	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	62
56	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	56
32	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	32

		150

	Internet & Catalog Retail — 0.1%
143	Leonardo Acquisition Corp., 1st Lien Term Loan, VAR, 4.250%, 01/29/21	143

	Media — 1.6%
268	Interactive Data Corp., 1st Lien Term Loan, VAR, 4.750%, 05/02/21	268
51	NEP/NCP Holdco Inc., Amendment No. 3 Incremental Term Loan (First Lien), VAR, 4.250%, 01/22/20	49
268	Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	268
232	Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20	232
461	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	461
20	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	20
55	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	55
587	WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	575

		1,928

	Multiline Retail — 0.8%
493	J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	488
505	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	501

		989

	Specialty Retail — 1.1%
292	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	275
299	Michaels Stores, Inc., New Term B Loan, VAR, 3.750%, 01/28/20	297
498	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	495
257	Petsmart, Inc., Term Loan B, VAR, 02/09/22 ^	259

		1,326

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Textiles, Apparel & Luxury Goods — 0.5%
289	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	276
172	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	162
199	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20	199

		637

	Total Consumer Discretionary	6,452

	Consumer Staples — 1.5%
	Food & Staples Retailing — 1.3%
499	New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21	498
142	New Albertsons, Inc., 2019 Term Loan B2, VAR, 5.375%, 03/21/19	142
722	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	724
248	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	249

		1,613

	Food Products — 0.2%
114	Hostess Brands LLC, Term Loan B, VAR, 6.750%, 04/09/20	116
65	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.000%, 04/29/20	65

		181

	Personal Products — 0.0% (g)
34	Prestige Brands, Inc., Term Loan B-1, VAR, 4.125%, 01/31/19	34

	Total Consumer Staples	1,828

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
82	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	65

	Oil, Gas & Consumable Fuels — 0.7%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
250	Citgo Holding, Inc., 1st Lien Term Loan, VAR, 9.500%, 05/12/18	249
125	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	121
100	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	65
90	Southcross Energy Partners LP, 1st Lien Term Loan, VAR, 5.250%, 08/04/21	87
219	Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21	204

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
150	Veresen Midstream Ltd. Partnership, 1st Lien Term Loan, VAR, 6.000%, 02/18/22 ^	149

		891

	Total Energy	956

	Financials — 0.2%
	Diversified Financial Services — 0.1%
148	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	140

	Insurance — 0.1%
30	Alliant Holdings I, Inc., Term Loan B-1, VAR, 5.000%, 12/20/19 ^	30
118	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.250%, 12/20/19 ^	118

		148

	Real Estate Management & Development — 0.0% (g)
3	Realogy Group LLC, Extended Synthetic Commitments, VAR, 4.42%, 10/10/16	3

	Total Financials	291

	Health Care — 1.8%
	Biotechnology — 0.4%
537	Sage Products Holdings III LLC, 1st Lien Term Loan, VAR, 5.000%, 12/13/19	542

	Health Care Equipment & Supplies — 0.1%
147	Kinetic Concepts, Inc., USD Term Loan E-1, VAR, 4.000%, 05/04/18	146

	Health Care Providers & Services — 1.0%
80	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	80
130	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	129
50	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	50
97	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	97
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	483
337	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	334

		1,173

	Life Sciences Tools & Services — 0.3%
70	INC Research Holdings, Inc., 2014 Term Loan, VAR, 4.500%, 11/12/21	70

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Life Sciences Tools & Services — continued
264	STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21	263

		333

	Total Health Care	2,194

	Industrials — 2.4%
	Aerospace & Defense — 0.2%
147	Consolidated Precision Products Corp., 1st Lien Term Loan, VAR, 4.750%, 12/28/19	147
42	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	42

		189

	Airlines — 0.2%
4	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	4
96	Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19	95
149	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	148

		247

	Building Products — 0.1%
146	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	146

	Commercial Services & Supplies — 0.3%
101	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.505%, 06/30/17	101
146	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	147
141	Wand Intermediate I LP, 1st Lien Term Loan, VAR, 4.750%, 09/17/21	142

		390

	Construction & Engineering — 0.1%
63	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	62

	Electrical Equipment — 0.1%
61	Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18	60

	Industrial Conglomerates — 0.2%
72	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	72
215	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	206

		278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — 0.3%
147	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	144
130	Onex Wizard Acquisition Co. II S.C.A., 1st Lien term Loan, (Luxembourg), VAR, 01/29/22 ^	131
96	Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19	96

		371

	Marine — 0.1%
204	Drillships Ocean Ventures, Inc., 1st Lien Term Loan, VAR, 5.500%, 07/25/21	170

	Professional Services — 0.2%
292	PGX Holdings, Inc., Term Loan, VAR, 6.250%, 09/29/20	292

	Trading Companies & Distributors — 0.5%
315	Delos Finance SARL, Loan, VAR, 3.500%, 03/06/21	315
247	McJunkin Red Man Corp., Term Loan, VAR, 5.000%, 11/08/19	238
99	SunSource Holdings, Inc., Term Loan, VAR, 6.000%, 02/12/21	99

		652

	Total Industrials	2,857

	Information Technology — 1.4%
	Communications Equipment — 0.3%
95	Avaya, Inc., Tlb3 Extending Tranche, VAR, 4.672%, 10/26/17	92
49	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	49
167	Riverbed Technology, Inc., 1st Lien Term Loan B, VAR, 02/24/22 ^	168

		309

	IT Services — 0.7%
610	First Data Corp., 2018 New Dollar Term Loans, VAR, 3.672%, 03/23/18	609
46	First Data Corp., Term Loan, VAR, 3.672%, 09/24/18	45
80	First Data Corp., 2021 Dollar Term Loan, VAR, 4.172%, 03/24/21	80
100	Global Knowledge Training LLC, 1st Lien Term Loan, VAR, 6.500%, 01/20/21	99

		833

	Semiconductors & Semiconductor Equipment — 0.4%
396	Avago Technologies Ltd., 1st Lien Term Loan, (Singapore), VAR, 3.750%, 05/06/21	396
147	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	147

		543

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Software — 0.1%
146	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	146

	Total Information Technology	1,831

	Materials — 1.1%
	Chemicals — 0.5%
42	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	42
223	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	223
206	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	205
148	Tronox Ltd., Term Loan, VAR, 4.000%, 03/19/20	147

		617

	Containers & Packaging — 0.4%
169	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	168
70	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	70
250	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	250
23	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		511

	Metals & Mining — 0.1%
98	Novelis, Inc., Term Loan, VAR, 3.750%, 03/10/17	98

	Paper & Forest Products — 0.1%
98	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	97

	Total Materials	1,323

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
248	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	249
150	Level 3 Financing, Inc., 2019 Term Loan B-3, VAR, 4.000%, 08/01/19	150

		399

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan 2019, VAR, 4.000%, 04/23/19	108

	Total Telecommunication Services	507

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.0%
	Electric Utilities — 1.5%
493	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B-1, VAR, 3.000%, 05/03/20	485
1,048	Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	1,052
130	Southeast PowerGen, LLC, Term B Advance, VAR, 4.500%, 12/02/21	131
182	Texas Competitive Electric Holdings Co. LLC, Dip Term Loan, VAR, 3.750%, 05/05/16 (d)	183

		1,851

	Independent Power & Renewable Electricity Producers — 0.5%
499	Calpine Corp., Term Loan, VAR, 4.000%, 10/09/19	499
95	EFS Cogen Holdings I LLC, Term B Advance, VAR, 3.750%, 12/17/20	95

		594

	Total Utilities	2,445

	Total Loan Assignments (Cost $20,780)	20,684

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
5,166	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,166)	5,166

	Total Investments — 100.5% (Cost $118,957)	122,729
	Liabilities in Excess of Other Assets — (0.5)%	(670)

	NET ASSETS — 100.0%	$122,059

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.2%
	ABFC Trust,
190	Series 2005-HE2, Class M3, VAR, 0.951%, 06/25/35	174
479	Series 2006-OPT2, Class A2, VAR, 0.311%, 10/25/36	408
	ACE Securities Corp. Home Equity Loan Trust,
650	Series 2006-FM1, Class A2B, VAR, 0.261%, 07/25/36	238
156	Series 2006-NC3, Class A2B, VAR, 0.281%, 12/25/36	64
	Ameriquest Mortgage Securities Trust,
282	Series 2006-M3, Class A2B, VAR, 0.271%, 10/25/36	123
460	Series 2006-M3, Class A2C, VAR, 0.331%, 10/25/36	202
176	Series 2006-M3, Class A2D, VAR, 0.411%, 10/25/36	78
	Carrington Mortgage Loan Trust,
383	Series 2006-FRE2, Class A2, VAR, 0.291%, 10/25/36	228
140	Series 2006-NC2, Class A3, VAR, 0.321%, 06/25/36	115
240	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.311%, 05/25/37	231
	Credit-Based Asset Servicing and Securitization LLC,
108	Series 2006-CB4, Class AV4, VAR, 0.408%, 05/25/36	82
433	Series 2006-CB8, Class A1, VAR, 0.308%, 10/25/36	337
129	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.071%, 05/28/37 (e)	127
93	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.438%, 07/25/36	53
384	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.311%, 12/25/36	237
	Fremont Home Loan Trust,
594	Series 2006-B, Class 2A3, VAR, 0.331%, 08/25/36	243
214	Series 2006-C, Class 2A2, VAR, 0.321%, 10/25/36	105
	GSAA Home Equity Trust,
173	Series 2007-5, Class 1AV1, VAR, 0.271%, 03/25/47	90
151	Series 2007-5, Class 2A1A, VAR, 0.291%, 04/25/47	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GSAMP Trust,
131	Series 2006-FM2, Class A2C, VAR, 0.321%, 09/25/36	61
131	Series 2006-FM2, Class A2D, VAR, 0.411%, 09/25/36	62
310	Series 2006-HE3, Class A2C, VAR, 0.331%, 05/25/46	279
670	Series 2007-HE1, Class A2C, VAR, 0.321%, 03/25/47	553
203	Series 2007-NC1, Class A2C, VAR, 0.321%, 12/25/46	117
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.601%, 02/25/36	262
	Home Equity Mortgage Loan Asset-Backed Trust,
365	Series 2006-C, Class 2A, VAR, 0.301%, 08/25/36	294
240	Series 2006-D, Class 2A3, VAR, 0.331%, 11/25/36	148
412	Series 2006-E, Class 2A3, VAR, 0.341%, 04/25/37	275
514	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.321%, 04/25/36	232
	Merrill Lynch Mortgage Investors Trust,
250	Series 2006-FF1, Class M3, VAR, 0.481%, 08/25/36	225
192	Series 2007-HE3, Class A1, VAR, 0.241%, 04/25/47	109
385	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.346%, 06/25/37	342
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.511%, 12/25/35	339
259	Series 2006-2, Class A2B, VAR, 0.331%, 08/25/36	196
403	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.361%, 04/25/37	333
192	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.661%, 05/25/35	178
	NovaStar Mortgage Funding Trust,
240	Series 2006-4, Class A2C, VAR, 0.321%, 09/25/36	140
116	Series 2006-4, Class A2D, VAR, 0.421%, 09/25/36	68
853	Series 2007-1, Class A2C, VAR, 0.351%, 03/25/37	430

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
370	Option One Mortgage Loan Trust, Series 2005-5, Class M1, VAR, 0.561%, 12/25/35	321
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.781%, 07/25/35	224
303	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.321%, 09/25/36	279
	Securitized Asset-Backed Receivables LLC Trust,
395	Series 2006-NC3, Class A1, VAR, 0.311%, 09/25/36	262
105	Series 2007-NC2, Class A2B, VAR, 0.311%, 01/25/37	75
273	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.351%, 02/25/36	179
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	231
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.651%, 09/25/35	107
370	Series 2006-3, Class A5, VAR, 0.321%, 06/25/36	314

	Total Asset-Backed Securities (Cost $9,929)	9,889

Collateralized Mortgage Obligations — 1.8%
	Agency CMO — 0.0% (g)
	Federal Home Loan Mortgage Corp. REMIC,
328	Series 4057, Class SA, IF, IO, 5.878%, 04/15/39	51
319	Series 4084, Class GS, IF, IO, 5.878%, 04/15/39	46

		97

	Non-Agency CMO — 1.8%
211	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.813%, 09/25/35	187
206	Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	165
	Banc of America Funding Trust,
63	Series 2006-D, Class 5A2, VAR, 4.848%, 05/20/36	57
312	Series 2014-R7, Class 1A1, VAR, 0.318%, 05/26/36	282
343	Series 2015-R1, Class A1, VAR, 0.362%, 05/26/37	318
238	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.257%, 02/25/36	220
99	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.521%, 05/25/37	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust,
206	Series 2014-10, Class 3A1, SUB, 0.368%, 07/25/36 (e)	189
244	Series 2014-10, Class 4A1, VAR, 0.337%, 02/25/37 (e)	220
144	Series 2014-10, Class 5A1, VAR, 0.318%, 06/25/36 (e)	131
138	Series 2014-11, Class 4A1, VAR, 0.268%, 07/25/36 (e)	125
	CSMC Trust,
137	Series 2011-12R, Class 3A1, VAR, 2.110%, 07/27/36 (e)	135
159	Series 2014-10R, Class 4A1, VAR, 0.341%, 12/27/36 (e)	150
114	Series 2014-11R, Class 8A1, VAR, 0.510%, 04/27/37 (e)	110
453	Series 2014-11R, Class 9A1, VAR, 0.310%, 10/27/36 (e)	426
72	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.671%, 02/25/35	67
455	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.370%, 06/27/37 (e)	457
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
750	Series 2014-DN1, Class M2, VAR, 2.371%, 02/25/24	757
500	Series 2014-DN2, Class M2, VAR, 1.821%, 04/25/24	493
500	Series 2014-DN2, Class M3, VAR, 3.771%, 04/25/24	489
250	Series 2014-DN3, Class M2, VAR, 2.571%, 08/25/24	253
500	Series 2014-DN3, Class M3, VAR, 4.171%, 08/25/24	500
96	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.338%, 04/26/37	89
78	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	72
	HarborView Mortgage Loan Trust,
78	Series 2004-9, Class 2A, VAR, 2.378%, 12/19/34	66
204	Series 2006-9, Class 2A1A, VAR, 0.384%, 11/19/36	149
71	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.321%, 12/25/36	66
	LSTAR Securities Investment Trust,
242	Series 2014-1, Class NOTE, VAR, 3.271%, 09/01/21 (e)	242

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
248	Series 2014-2, Class A, VAR, 2.171%, 12/01/21 (e)	245
514	Series 2015-1, Class A, VAR, 2.171%, 01/01/20	513
513	Series 2015-2, Class A, VAR, 2.171%, 01/01/20 (e)	506
97	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.341%, 12/25/46	93
67	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.301%, 09/26/36 (e)	63
236	Residential Asset Securitization Trust, Series 2006-R1, Class A2, VAR, 0.571%, 01/25/46	123
93	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.621%, 09/25/35	73
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.846%, 10/25/35	108

		8,218

	Total Collateralized Mortgage Obligations (Cost $8,351)	8,315

Commercial Mortgage-Backed Securities — 0.5%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.656%, 09/15/26 (e)	251
260	Series 2014-FL1, Class D, VAR, 4.172%, 12/15/31 (e)	256
420	Series 2014-FL1, Class E, VAR, 5.672%, 12/15/31 (e)	390
570	Series 2014-INLD, Class E, VAR, 3.512%, 12/15/29 (e)	556
140	Series 2015-ASHF, Class D, VAR, 3.174%, 01/15/28 (e)	140
150	Series 2015-ASHF, Class E, VAR, 4.174%, 01/15/28 (e)	150
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.656%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.656%, 11/15/31 (e)	183
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 3.822%, 08/15/31 (e)	159
110	Series 2014-FL5, Class KH2, VAR, 4.672%, 08/15/31 (e)	102

	Total Commercial Mortgage-Backed Securities (Cost $2,231)	2,287

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
75	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (Cost $82) (e)	82

Corporate Bonds — 4.1%
	Consumer Discretionary — 0.4%
	Auto Components — 0.0% (g)
124	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19 (m)	128

	Diversified Consumer Services — 0.0% (g)
66	ServiceMaster Co. LLC (The), 8.000%, 02/15/20 (m)	70

	Hotels, Restaurants & Leisure — 0.1%
130	MGM Resorts International, 6.625%, 07/15/15 (m)	132
100	Sabre GLBL, Inc., 8.500%, 05/15/19 (e) (m)	108

		240

	Media — 0.2%
50	Acosta, Inc., 7.750%, 10/01/22 (e) (m)	51
190	AMC Networks, Inc., 7.750%, 07/15/21 (m)	209
131	CCOH Safari LLC, 5.750%, 12/01/24 (m)	136
70	CSC Holdings LLC, 7.875%, 02/15/18 (m)	79
70	DISH DBS Corp., 5.875%, 11/15/24 (m)	70
184	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e) (m)	201
60	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e) (m)	64
130	Regal Entertainment Group, 5.750%, 06/15/23 (m)	132
153	Univision Communications, Inc., 5.125%, 02/15/25 (e) (m)	155

		1,097

	Multiline Retail — 0.1%
270	Sears Holdings Corp., 6.625%, 10/15/18 (m)	252

	Specialty Retail — 0.0% (g)
160	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e) (m)	169

	Total Consumer Discretionary	1,956

	Consumer Staples — 0.1%
	Beverages — 0.0% (g)
70	Cott Beverages, Inc., 6.750%, 01/01/20 (e) (m)	70

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 0.1%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	183

	Total Consumer Staples	253

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
135	SESI LLC, 7.125%, 12/15/21 (m)	135
182	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e) (m)	187

		322

	Oil, Gas & Consumable Fuels — 2.0%
135	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21 (m)	103
161	Baytex Energy Corp., (Canada), 5.125%, 06/01/21 (e) (m)	153
	Berry Petroleum Co. LLC,
214	6.375%, 09/15/22 (m)	170
109	6.750%, 11/01/20 (m)	92
	Bonanza Creek Energy, Inc.,
134	5.750%, 02/01/23 (m)	125
279	6.750%, 04/15/21 (m)	273
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
101	7.875%, 04/15/22 (m)	80
148	8.625%, 10/15/20 (m)	121
211	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20 (m)	215
	Chaparral Energy, Inc.,
292	7.625%, 11/15/22 (m)	216
43	8.250%, 09/01/21 (m)	33
30	9.875%, 10/01/20 (m)	24
75	Citgo Holding, Inc., 10.750%, 02/15/20 (e) (m)	77
	Comstock Resources, Inc.,
158	7.750%, 04/01/19 (m)	98
125	9.500%, 06/15/20 (m)	77
69	Concho Resources, Inc., 5.500%, 04/01/23 (m)	71
	CrownRock LP/CrownRock Finance, Inc.,
76	7.125%, 04/15/21 (e) (m)	76
179	7.750%, 02/15/23 (e) (m)	185
137	Diamondback Energy, Inc., 7.625%, 10/01/21 (m)	144
291	Endeavor Energy Resources LP/EER Finance, Inc., 7.000%, 08/15/21 (e) (m)	282
	EP Energy LLC/Everest Acquisition Finance, Inc.,
59	6.875%, 05/01/19 (m)	61
119	7.750%, 09/01/22 (m)	123
288	9.375%, 05/01/20 (m)	307

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	EXCO Resources, Inc.,
211	7.500%, 09/15/18 (m)	160
90	8.500%, 04/15/22 (m)	66
	Halcon Resources Corp.,
364	8.875%, 05/15/21 (m)	276
14	9.750%, 07/15/20 (m)	11
48	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e) (m)	50
310	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e) (m)	296
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e) (m)	44
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17 (m)	40
27	3.050%, 12/01/19 (m)	27
138	7.000%, 06/15/17 (m)	153
	Laredo Petroleum, Inc.,
70	5.625%, 01/15/22 (m)	67
296	7.375%, 05/01/22 (m)	305
151	9.500%, 02/15/19 (m)	157
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
156	6.625%, 12/01/21 (m)	126
197	8.000%, 12/01/20 (m)	170
	Linn Energy LLC/Linn Energy Finance Corp.,
74	6.250%, 11/01/19 (m)	63
30	6.500%, 05/15/19 (m)	26
49	8.625%, 04/15/20 (m)	45
60	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	62
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21 (m)	58
	MEG Energy Corp., (Canada),
145	6.375%, 01/30/23 (e) (m)	138
74	6.500%, 03/15/21 (e) (m)	71
305	7.000%, 03/31/24 (e) (m)	297
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22 (e) (m)	91
213	7.625%, 05/01/21 (m)	204
	Newfield Exploration Co.,
204	5.625%, 07/01/24 (m)	213
140	6.875%, 02/01/20 (m)	144
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19 (m)	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
111	Northern Oil and Gas, Inc., 8.000%, 06/01/20 (m)	102
	Oasis Petroleum, Inc.,
146	6.500%, 11/01/21 (m)	140
16	6.875%, 01/15/23 (m)	15
207	7.250%, 02/01/19 (m)	206
227	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e) (m)	233
	Penn Virginia Corp.,
15	7.250%, 04/15/19 (m)	14
63	8.500%, 05/01/20 (m)	62
270	PetroBakken Energy Ltd., (Canada), 8.625%, 02/01/20 (e) (m)	188
	Rex Energy Corp.,
31	6.250%, 08/01/22 (e) (m)	23
223	8.875%, 12/01/20 (m)	187
175	Rice Energy, Inc., 6.250%, 05/01/22 (m)	171
76	Rosetta Resources, Inc., 5.875%, 06/01/22 (m)	73
52	RSP Permian, Inc., 6.625%, 10/01/22 (e) (m)	52
458	Samson Investment Co., 9.750%, 02/15/20 (m)	156
173	Sanchez Energy Corp., 6.125%, 01/15/23 (e) (m)	159
342	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e) (m)	355
	SM Energy Co.,
106	5.000%, 01/15/24 (m)	103
70	6.500%, 11/15/21 (m)	72
73	6.500%, 01/01/23 (m)	75
	Ultra Petroleum Corp., (Canada),
327	5.750%, 12/15/18 (e) (m)	317
104	6.125%, 10/01/24 (e) (m)	99
60	Williams Cos., Inc. (The), 7.875%, 09/01/21 (m)	68

		9,354

	Total Energy	9,676

	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17 (m)	76

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
210	3.250%, 09/29/17 (m)	210
77	3.250%, 02/13/18 (m)	77
130	3.750%, 11/18/19 (m)	131
31	4.125%, 02/13/22 (m)	31
130	4.750%, 09/10/18 (m)	135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
40	5.500%, 02/15/17 (m)	42
253	6.250%, 12/01/17 (m)	273
200	Navient Corp., 5.875%, 10/25/24 (m)	194
100	Springleaf Finance Corp., 6.500%, 09/15/17 (m)	106

		1,199

	Diversified Financial Services — 0.1%
240	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	248
132	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e) (m)	133

		381

	Real Estate Investment Trusts (REITs) — 0.0% (g)
68	iStar Financial, Inc., 3.875%, 07/01/16 (m)	68

	Total Financials	1,724

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
70	Biomet, Inc., 6.500%, 10/01/20 (m)	74

	Industrials — 0.1%
	Airlines — 0.0% (g)
130	Allegiant Travel Co., 5.500%, 07/15/19 (m)	136

	Commercial Services & Supplies — 0.0% (g)
110	Mobile Mini, Inc., 7.875%, 12/01/20 (m)	116

	Electrical Equipment — 0.0% (g)
13	General Cable Corp., 5.750%, 10/01/22 (m)	11

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
45	11.000%, 04/15/20 (m)	52
121	11.500%, 07/15/20 (m)	139

		191

	Total Industrials	454

	Information Technology — 0.7%
	IT Services — 0.1%
	First Data Corp.,
81	11.250%, 01/15/21 (m)	93
100	11.750%, 08/15/21 (m)	116
312	12.625%, 01/15/21 (m)	373

		582

	Semiconductors & Semiconductor Equipment — 0.0% (g)
88	Freescale Semiconductor, Inc., 10.750%, 08/01/20 (m)	96

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — 0.1%
131	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18 (m)	130

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
350	3.850%, 05/04/43 (m)	354
1,920	VAR, 0.555%, 05/06/19 (m)	1,928

		2,282

	Total Information Technology	3,090

	Materials — 0.1%
	Chemicals — 0.1%
	Huntsman International LLC,
26	5.125%, 11/15/22 (e) (m)	27
60	8.625%, 03/15/21 (m)	65
200	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e) (m)	213

		305

	Containers & Packaging — 0.0% (g)
200	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (m)	209

	Metals & Mining — 0.0% (g)
135	Walter Energy, Inc., 9.500%, 10/15/19 (e) (m)	90

	Total Materials	604

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
200	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e) (m)	208
130	CCO Holdings LLC/CCO Holdings Capital Corp., 7.250%, 10/30/17 (m)	135
42	Frontier Communications Corp., 8.250%, 04/15/17 (m)	47
110	Level 3 Financing, Inc., 8.125%, 07/01/19 (m)	116
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20 (m)	101

		607

	Wireless Telecommunication Services — 0.1%
231	Sprint Communications, Inc., 9.000%, 11/15/18 (e) (m)	269
120	T-Mobile USA, Inc., 6.375%, 03/01/25 (m)	125

		394

	Total Telecommunication Services	1,001

	Total Corporate Bonds (Cost $18,350)	18,832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 1.5%
	Kansas — 0.1%
515	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, 0.020%, 03/02/15	515

	Minnesota — 0.2%
1,000	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Class A, Rev., VRDO, AGM, 0.030%, 03/02/15	1,000

	Mississippi — 0.2%
105	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series G, Rev., VRDO, 0.010%, 03/02/15	105
600	Mississippi Development Bank, Jackson Industrial Water System Project, GO, VAR, 0.010%, 03/02/15	600

	Total Mississippi	705

	Missouri — 0.3%
1,400	Missouri State Health & Educational Facilities Authority, Series C, Rev., 0.010%, 03/02/15	1,400

	New York — 0.4%
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.030%, 03/02/15 (m)	200
900	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries A-2, Rev., VRDO, 0.010%, 03/02/15	900
300	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA1, Rev., VRDO, 0.010%, 03/02/15	300
300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Series C, Rev., VRDO, 0.010%, 03/02/15	300
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, 0.010%, 03/02/15	200

	Total New York	1,900

	North Carolina — 0.3%
200	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series H, Rev., VRDO, 0.010%, 03/02/15	200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Daily Demand Notes — continued
		North Carolina — continued
	845	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.020%, 03/02/15	845

		Total North Carolina	1,045

		Washington — 0.0% (g)
	110	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Class D, Rev., VRDO, AGM, 0.010%, 03/02/15	110

		Total Daily Demand Notes (Cost $6,675)	6,675

	Insurance-Linked Securities — 1.9%
		Preferred Shares — 0.2%
	1 Unit	AlphaCat 2015 Ltd., Class A (i)	840

		Catastrophe Bonds — 1.7%
	250	Armor Re Ltd., (Bermuda), VAR, 4.005%, 12/15/16 (e) (m)	250
EUR	500	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e) (m)	577
	250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.005%, 08/07/15 (e) (m)	251
		Everglades Re Ltd., (Bermuda),
	750	VAR, 7.505%, 04/28/17 (e) (m)	771
	400	VAR, 9.455%, 03/28/16 (e) (m)	414
EUR	250	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e) (m)	284
		Kilimanjaro Re Ltd., (Bermuda),
	500	VAR, 4.505%, 04/30/18 (e) (m)	504
	250	VAR, 4.755%, 04/30/18 (e) (m)	254
	250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 3.965%, 05/18/16 (e) (m)	252
	250	MetroCat Re Ltd., (Bermuda), VAR, 4.505%, 08/05/16 (e) (m)	255
	250	Mystic Re Ltd., (Cayman Islands), VAR, 9.005%, 03/12/15 (e) (m)	250
		Mythen Re Ltd., (Cayman Islands),
	250	Series 12-A, VAR, 8.506%, 05/07/15 (e) (m)	253
	400	Series 2013-1, Class B, VAR, 8.005%, 07/09/15 (e) (m)	408
	250	Nakama Re Ltd., (Bermuda), VAR, 2.760%, 09/29/16 (e) (m)	251
	500	Pelican Re Ltd., (Cayman Islands), VAR, 13.755%, 04/13/15 (e) (m)	507
		Residential Reinsurance 2011 Ltd., (Cayman Islands),
	250	VAR, 8.905%, 12/06/15 (e) (m)	255
	750	Series CL5, VAR, 8.755%, 06/06/15 (e) (m)	761
		Residential Reinsurance Ltd., (Cayman Islands),
	250	VAR, 4.510%, 12/06/16 (e) (m)	256
	500	VAR, 8.005%, 06/06/16 (e) (m)	530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Catastrophe Bonds— continued
	Sanders Re Ltd., (Bermuda),
250	VAR, 3.005%, 05/25/18 (e) (m)	247
500	VAR, 3.505%, 05/05/17 (e) (m)	498

		8,028

	Total Insurance-Linked Securities (Cost $8,990)	8,868

Monthly Demand Notes — 0.4%
	California — 0.2%
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VAR, 0.485%, 04/01/15	1,000

	Vermont — 0.2%
651	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.752%, 03/02/15	652

	Total Monthly Demand Notes (Cost $1,651)	1,652

Municipal Bonds — 56.9% (t)
	Alabama — 0.3%
	General Obligation — 0.0% (g)
50	City of Scottsboro, Series A, GO, 2.000%, 07/01/15	50

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	762
525	Mobile City Industrial Development Board, Rev., 5.000%, 03/19/15	526

		1,288

	Total Alabama	1,338

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	287
25	City of Anchorage, Series D, GO, NATL-RE, 5.000%, 06/01/15	26
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	115

		428

	Housing — 0.1%
340	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	357

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	City of Anchorage, Series A, GO, NATL-RE, 5.000%, 03/01/15 (p)	25

	Total Alaska	810

	Arizona — 0.7%
	Certificate of Participation/Lease — 0.0% (g)
25	Board of Regents, University of Arizona Projects, Series B, COP, 4.500%, 06/01/15	25
25	University of Arizona, Series B, COP, 5.000%, 06/01/15	26

		51

	Education — 0.0% (g)
25	Arizona State University Energy Management LLC, Rev., 5.000%, 07/01/15	25

	General Obligation — 0.1%
50	City of Goodyear, GO, NATL-RE, 5.000%, 07/01/15	51
25	City of Scottsdale, GO, 3.500%, 07/01/15	25
25	County of Maricopa, Town of Wickenburg, Unified School District No. 9, School Improvement, GO, NATL-RE, 4.000%, 07/01/15	25
30	Maricopa County Mesa Unified School District No. 4, School Improvement, Project of 2005, Series C, GO, 4.000%, 07/01/15	31
25	Maricopa County Pendergast Elementary School District No. 92, School Improvement, Project of 2006, Series F, GO, 3.000%, 07/01/15	25
35	Maricopa County Phoenix Union High School District No. 210, GO, 3.250%, 07/01/15	35
25	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, 5.000%, 07/01/15	26
25	Pinal County Unified School District No. 21 Coolidge, Series B, GO, 5.000%, 07/01/15	25
100	Yuma & La Paz Counties Community College District, GO, NATL-RE, 5.000%, 07/01/15	102

		345

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	County of Yavapai, Industrial Development Authority, Waste Management, Inc. Project, Series A-2, Rev., VAR, 0.625%, 03/01/15	1,000

	Other Revenue — 0.2%
50	Arizona Transportation Board, Highway, Rev., 4.250%, 07/01/15	51
25	City of Avondale, Municipal Development Corp., Rev., 4.000%, 07/01/15	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
30	Phoenix Civic Improvement Corp., Excise Tax, Series A, Rev., 4.000%, 07/01/15	30
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	420
200	Yavapai County Industrial Development Authority, Series A, Rev., 4.000%, 08/01/15	203

		729

	Prerefunded — 0.0% (g)
25	City of Phoenix, Various Purpose, Series B, GO, 4.250%, 07/01/15 (p)	25
30	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.000%, 07/01/15 (p)	31

		56

	Transportation — 0.2%
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	106
25	City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/15	25
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	526
50	Pima County, Regional Transportation Authority, Transportation Excise Tax, Rev., 4.000%, 06/01/15	51
25	University of Arizona, Series A, Rev., 4.000%, 06/01/15	25

		733

	Utility — 0.0% (g)
40	Pima County, Sewer System, Series A, Rev., 4.000%, 07/01/15	40
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	126

		166

	Total Arizona	3,105

	Arkansas — 0.3%
	Education — 0.1%
200	University of Arkansas, Board of Trustees, Various Facilities, Pine Bluff Campus, Series A, Rev., 5.000%, 12/01/29	238

	Utility — 0.2%
1,055	County of Benton, Regional Public Water Authority, Rev., 4.000%, 10/01/31	1,122

	Total Arkansas	1,360

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — 2.3%
	Certificate of Participation/Lease — 0.1%
25	City of Bakersfield, Convention Centre, Series A, COP, 5.000%, 04/01/15	25
40	County of Napa, COP, 3.000%, 06/01/15	40
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	145
35	Lucia Mar Unified School District, Series A, COP, AGM, 4.000%, 05/01/15	35
25	San Diego County Water Authority, Series A, COP, NATL-RE, 5.250%, 05/01/15	25
50	Victor Valley Transit Authority, Transaction Facilities Project, COP, NATL-RE, 5.000%, 07/01/15	51

		321

	Education — 0.0% (g)
50	California Community College Financing Authority Lease, Chaffey Community College District, Mt. San Antonio, Series A, Rev., AGC, 5.000%, 05/01/15	50
	University of California,
25	Series G, Rev., 4.000%, 05/15/15	25
100	Series L, Rev., 5.000%, 05/15/17	107

		182

	General Obligation — 0.1%
30	Berkeley Unified School District, GO, AGC, 3.750%, 08/01/15	31
25	Desert Sands Unified School District, Election of 2001, GO, 4.375%, 06/01/15	25
	Los Angeles Unified School District,
25	Series A, GO, 5.000%, 07/01/15	25
145	Series A-1, GO, 5.000%, 07/01/21	147
25	Series F, GO, 5.000%, 07/01/15	26
25	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/15	26
25	San Diego Unified School District, Series G, GO, 4.000%, 07/01/15	25
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, GO, 5.000%, 07/01/17	11
35	State of California, Series A, GO, 4.000%, 07/01/15	36
25	Tamalpais Union High School District, GO, 4.000%, 08/01/15	25

		377

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.1%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	478

	Other Revenue — 0.5%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16	790
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, 0.103%, 07/01/23	935
50	Fresno County Financing Authority, Lease, Juvenile Court Project, Rev., 4.000%, 04/01/15	50
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	108
	Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
25	Series A, Rev., 5.000%, 07/01/15	25
25	Series B, Rev., 5.000%, 07/01/15	26
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	260

		2,194

	Prerefunded — 0.9%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
3,000	Series B, Rev., 1.500%, 04/02/18	3,031
405	Series F, Rev., 5.000%, 04/01/16 (p)	426
150	Series F-1, Class F, Rev., 5.250%, 04/01/19 (p)	176
20	City of Bernardino, Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	21
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	91
25	East Bay Municipal Utility District Water System Revenue, Subseries A, Rev., 5.000%, 06/01/15 (p)	25
25	Long Beach Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 05/01/15 (p)	25
	Los Angeles Unified School District, Election of 2004,
50	Series E, GO, 5.000%, 07/01/15 (p)	51
105	Series F, GO, 4.750%, 07/01/16 (p)	111
150	North Orange County Community College District, GO, NATL-RE, 5.000%, 08/01/15 (p)	153

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
	San Diego Community College District,
25	GO, 5.000%, 05/01/15 (p)	26
25	GO, 5.000%, 05/01/15 (p)	25
50	San Mateo County, Community College District, Election of 2001, Series B, GO, NATL-RE, 4.250%, 03/01/15 (p)	50
50	Santa Monica Community College District, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	50
35	State of California, Various Purpose, GO, 4.125%, 03/01/15 (p)	35

		4,296

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15	256

	Transportation — 0.5%
2,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Subseries C, Rev., 5.000%, 05/15/38	2,319
25	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series B, Rev., 5.000%, 05/01/15	25

		2,344

	Utility — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	22
25	Los Angeles City Department of Water & Power, Subseries A-1, Rev., 5.000%, 07/01/15	25
	Metropolitan Water District of Southern California, Waterworks,
30	Series C, Rev., 5.000%, 07/01/15	31
25	Series D, Rev., 5.000%, 07/01/15	25
40	Southern California Public Power Authority, Series A, Rev., 5.000%, 07/01/15	41
	State of California, Department of Water Resources, Power Supply,
25	Series L, Rev., 5.000%, 05/01/15	25
25	Series M, Rev., 5.000%, 05/01/15	25

		194

	Water & Sewer — 0.0% (g)
25	City of Burbank, Water and Power Revenue, Series A, Rev., 4.000%, 06/01/15	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
25	East Bay Municipal Utility District Water System Revenue, Subseries A, Rev., 5.000%, 06/01/15	26

		51

	Total California	10,693

	Colorado — 0.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	556

	Other Revenue — 0.0% (g)
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	138

	Prerefunded — 0.0% (g)
75	University of Colorado, Enterprise System, Rev., NATL-RE, 5.000%, 06/01/15 (p)	76

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	269
25	State of Colorado, Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15 (m)	25

		294

	Total Colorado	1,405

	Connecticut — 1.1%
	Education — 0.6%
575	Connecticut State Health & Educational Facility Authority, Connecticut State University System, Series H, Rev., 5.000%, 11/01/15	594
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18	1,075
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	776
125	State of Connecticut, Health & Educational Facilities Authority, Fairfield University, Series N, Rev., 5.000%, 07/01/15	127
60	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University Issue, Series K-1, Rev., NATL-RE, 5.000%, 07/01/15	61

		2,633

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.0% (g)
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	63
25	State of Connecticut, Series A, GO, 3.300%, 04/15/15	25
80	Town of Cheshire, GO, 4.000%, 08/01/19	90

		178

	Housing — 0.2%
960	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., 4.000%, 11/15/32	1,040

	Other Revenue — 0.2%
1,060	State of Connecticut, Health & Educational Facility Authority, Hartford Healthcare, Series A, Rev., 4.000%, 07/01/15	1,073

	Prerefunded — 0.1%
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	53
25	State of Connecticut, Series C, GO, 4.200%, 06/01/15 (p)	25
120	Town of Weston, GO, 5.250%, 07/15/15 (p)	122

		200

	Total Connecticut	5,124

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	110
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	114

		224

	Housing — 0.2%
980	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	1,041

	Total Delaware	1,265

	District of Columbia — 0.6%
	General Obligation — 0.0% (g)
50	District of Columbia, Series E, GO, 5.000%, 06/01/15	50

	Other Revenue — 0.3%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	404
	District of Columbia, Ballpark,
180	Series B-1, Rev., 5.000%, 02/01/18	187
240	Series B-1, Rev., 5.000%, 02/01/19	250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	233

		1,074

	Prerefunded — 0.2%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,013

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, 5.000%, 10/01/18	210
150	Series C, Rev., 5.000%, 10/01/19	174
45	Washington Metropolitan Area Transit Authority, Series A, Rev., 3.000%, 07/01/15	45

		429

	Total District of Columbia	2,566

	Florida — 4.0%
	Certificate of Participation/Lease — 0.2%
50	Bay County School Board, Master Lease Program, Series A, COP, 3.900%, 07/01/15	51
75	Brevard County School Board, Series C, COP, 5.000%, 07/01/15	76
	Broward County School Board,
30	Series A, COP, NATL-RE, 3.750%, 07/01/15	30
25	Series C, COP, 5.000%, 07/01/15	26
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	134
75	Golden Knights Corp., University Control, Series A, COP, NATL-RE, 4.000%, 03/01/15	75
50	Lake County School Board, Master Lease Program, Series A, COP, 3.700%, 06/01/15	50
120	Leon County School Board, Florida Master Lease Program, COP, 4.000%, 07/01/15	121
25	Leon County School District, COP, 3.500%, 07/01/15	25
50	Martin County School District, COP, NATL-RE, 4.000%, 07/01/15	51
100	Okaloosa County School Board, Master Lease Program, COP, NATL-RE, 4.000%, 07/01/15	101

		740

	Education — 0.0% (g)
25	Florida State Board of Education, Public Education Capital Outlay, Series D, Tax Allocation, 5.000%, 06/01/15	25
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	142

		167

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.1%
	Florida State Board of Education, Public Education Capital Outlay,
40	Series C, GO, 5.250%, 06/01/15	41
100	Series C, GO, 5.000%, 06/01/17	110
	Florida State Board of Education, Public Education, Capital Outlay,
25	Series C, GO, 5.000%, 06/01/15	25
150	Series D, GO, 5.000%, 06/01/19	171

		347

	Housing — 1.5%
85	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	92
	Florida Housing Finance Corp., Homeowner Mortgage,
360	Series 2, Rev., AMT, 4.950%, 07/01/37	367
950	Series C, Rev., 4.000%, 07/01/35	1,030
395	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., 4.500%, 01/01/29	420
1,400	Florida Housing Finance Corp., Multi-Family Housing, Caravel Arms Apartments, Series E, Rev., 0.350%, 12/01/15	1,400
1,000	Florida Housing Finance Corp., Multifamily Housing, Crossings at Indian Run Apartments, Series G, Rev., 0.550%, 06/01/16	1,001
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,226
370	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., 4.500%, 01/01/30	402
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16	1,000

		6,938

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	501

	Other Revenue — 1.0%
100	Citizens Property Insurance Corp., Series A-1, Class A, Rev., 5.000%, 06/01/15	101
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	53
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	318

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Class I, Rev., 5.000%, 11/15/16	538
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	536
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	796
555	Orange County Health Facilities Authority, Orlando Health, Inc., Rev., 5.000%, 10/01/15	571
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	515
160	Polk County School District, Sales Tax, Rev., AGM, 5.000%, 10/01/15	164
345	State of Florida, Department of Environmental Protection, Everglades Restoration, Series A, Class A, Rev., AGC, 5.000%, 07/01/15	351
35	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., 5.000%, 07/01/15	36
	Sumter County IDA, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15	126
265	Series A, Rev., 4.000%, 07/01/16	276

		4,381

	Prerefunded — 0.2%
25	City of Port St. Lucie, GO, 4.000%, 07/01/15 (p)	25
25	County of St. Johns, Rev., 4.500%, 07/01/15 (p)	26
835	Highlands County Health Facilities Authority, Series B, Class B, Rev., 5.000%, 11/16/15 (p)	863
45	State of Florida, Department of Environmental Protection, Florida Forever, Series A, Rev., 4.250%, 07/01/15 (p)	46

		960

	Transportation — 0.3%
200	Florida State Municipal Loan Council Infrastructure Improvement Revenue, 9B Design-Build-Finance Project, Rev., 1.500%, 08/15/15	201
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., 5.000%, 07/01/22	107
1,000	Miami-Dade County, Seaport, Series C, Rev., 3.000%, 10/01/15	1,017

		1,325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.5%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	810
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, 0.114%, 10/01/21	925
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	584

		2,319

	Water & Sewer — 0.1%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	602

	Total Florida	18,280

	Georgia — 2.2%
	General Obligation — 0.3%
25	Bulloch County School District, Sales Tax, GO, 5.000%, 05/01/15	25
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	265
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	156
100	Paulding County School District, GO, 5.000%, 02/01/17	109
50	Spalding County, Sales Tax, GO, AGC, 4.000%, 03/01/15	50
	State of Georgia,
25	Series C, GO, 5.000%, 07/01/15	26
150	Series C, GO, 4.000%, 09/01/22	174
150	Series G, GO, 5.000%, 12/01/17	168
360	Series I, GO, 5.000%, 11/01/21	439

		1,412

	Housing — 0.3%
	Georgia Housing & Finance Authority, Non Single Family,
500	Series B, Rev., 4.000%, 12/01/29	533
490	Subseries A-1, Rev., 4.000%, 06/01/44	533
55	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	59

		1,125

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Jackson County Industrial Development Authority, Rev., NATL-RE, 4.000%, 04/01/15	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
100	Atlanta Water and Wastewater Refunding Bonds, GO, AGM, 5.000%, 03/12/15 (p)	100
75	Douglas County School District, GO, AGM, 5.000%, 04/01/15 (p)	76
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	112

		288

	Transportation — 0.0% (g)
50	Georgia State Road & Tollway Authority, Series A, Rev., 3.000%, 06/01/15	50
125	Georgia State Road & Tollway Authority, Federal Highway, Rev., NATL-RE, 5.000%, 06/01/15	127

		177

	Utility — 0.1%
50	Downtown Marietta Development Authority, City of Marietta Project, Rev., 5.125%, 07/01/15	51
	Main Street Natural Gas, Inc.,
75	Series B, Rev., 5.000%, 03/15/15	75
400	Series B, Rev., 5.000%, 03/15/16	417
35	Upper Oconee Basin Water Authority, Rev., NATL-RE, 5.125%, 07/01/15	35

		578

	Water & Sewer — 1.4%
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17	216
5,000	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/28 (w)	5,923
50	Cobb County-Marietta Water Authority, Rev., 5.000%, 11/01/15	52
25	Rockdale County Water & Sewerage Authority, Rev., 5.000%, 07/01/15	25

		6,216

	Total Georgia	9,846

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	411

	General Obligation — 0.0% (g)
20	State of Hawaii, Series DG, GO, 5.000%, 07/01/15	20

	Total Hawaii	431

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Illinois — 3.9%
	General Obligation — 1.3%
	County of Cook,
1,980	Series A, GO, 5.000%, 11/15/15	2,046
1,000	Series A, GO, 5.000%, 11/15/17	1,102
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15	515
	State of Illinois,
50	GO, 4.350%, 03/01/15	50
2,320	GO, 5.000%, 08/01/15	2,365

		6,078

	Housing — 0.6%
185	City of Chicago, Single Family Mortgage, Series E, Rev., 5.500%, 12/01/42	196
	Illinois Housing Development Authority, Homeowner Mortgage,
109	Series D, Rev., AMT, 4.600%, 08/01/15	110
2,350	Subseries A-2, Rev., 4.000%, 02/01/35	2,509

		2,815

	Other Revenue — 1.7%
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Class A, Rev., 5.000%, 06/01/19	559
2,000	Illinois Finance Authority, GAS Supply Revenue, Peoples Gas Light and Coke Co. Project, Series B, Rev., 2.625%, 08/01/15	2,018
1,490	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,494
2,650	Illinois Finance Authority, Rush University Medical Center Obligated group, Series A, Rev., 5.000%, 11/15/38	2,974
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	332
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	237
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	279

		7,893

	Prerefunded — 0.1%
220	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, 5.250%, 03/25/15 (p)	221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
50	Metropolitan Pier & Exposition Authority, Dedicated State Tax, McMormick Place Expansion, Series A, Rev., 5.500%, 06/15/15 (p)	51

		272

	Special Tax — 0.1%
255	Chicago Board of Education, Class A, Rev., Zero Coupon, 12/01/15 (m)	254

	Transportation — 0.1%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	377
115	City of Chicago, Transit Authority, Class A, Rev., 5.250%, 06/01/15	117
	Regional Transportation Authority,
35	Series 2000, Rev., NATL-RE, 6.250%, 07/01/15 (m)	36
50	Series A, Rev., NATL-RE, 6.250%, 07/01/15	51
25	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry & Will Counties, Series A, GO, 5.000%, 07/01/15	25

		606

	Total Illinois	17,918

	Indiana — 2.7%
	Certificate of Participation/Lease — 0.0% (g)
60	City of Indianapolis, COP, 2.550%, 06/15/15	60

	Education — 0.2%
25	Ball State University, Series N, Rev., 4.000%, 07/01/15	25
50	Evansville-Vanderburgh School Building Corp., Rev., AGM, 5.000%, 07/10/15	51
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	105
100	Hammond Multi-School Building Corp., First Mortgage, Rev., 5.000%, 01/15/20	115
50	Indiana University, Rev., 5.000%, 06/01/15	51
30	Purdue University, Student Facilities Systems, Series A, Rev., 4.000%, 07/01/15	30
30	Purdue University, Student Fee, Series X, Rev., 5.000%, 07/01/15	31
300	Westfield Washington Multi-School Building Corp., Rev., AGM, 4.000%, 01/15/16	309

		717

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — 0.4%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, 1.750%, 06/01/18	1,874
45	Indianapolis-Marion County Public Library, GO, 3.000%, 07/01/15	45

		1,919

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	361

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
300	Series A, Rev., 4.500%, 06/01/28	322
355	Series C, Rev., 4.500%, 12/01/27	382

		704

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
800	Indiana Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 4.700%, 10/01/15	820

	Other Revenue — 1.7%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	268
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VRDO, 1.850%, 10/01/19	2,510
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	580
50	Indiana Finance Authority, Community Foundation of Northwest Indiana Obligated Group, Rev., 4.000%, 03/01/15	50
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Class B, Rev., 5.000%, 02/01/21	882
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	254
1,800	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,851
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	339
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Class F, Rev., AGM, 5.000%, 01/01/21	116

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
780	Monroe County Jail, Law Enforcement & Governmental Space Building Corp., Rev., 2.000%, 08/01/15	785

		7,635

	Prerefunded — 0.0% (g)
50	Noblesville Building Corp., First Mortgage City Hall Project, Rev., AGM, 5.000%, 07/15/15 (p)	51

	Special Tax — 0.0% (g)
50	Carmel Redevelopment Authority, Rev., 5.000%, 07/01/15	51

	Utility — 0.0% (g)
100	City of Indianapolis, Department of Public Utilities, Gas Utility, Series B, Rev., 4.000%, 06/01/15	101

	Water & Sewer — 0.0% (g)
100	Indianapolis Local Public Improvement Bond Bank (The), Waterworks Project, Series L, Rev., NATL-RE, 4.500%, 07/01/15	102

	Total Indiana	12,521

	Iowa — 0.2%
	Education — 0.0% (g)
25	Des Moines Independent Community School District, School Infrastructure, Sales Services, Rev., AGM, 4.000%, 06/01/15	25

	General Obligation — 0.0% (g)
25	City of Ankeny, Series D, GO, 3.000%, 06/01/15	25
50	City of Iowa, Water Revenue, Series C, GO, 1.500%, 07/01/15	51

		76

	Housing — 0.2%
350	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., 4.500%, 07/01/28	381
295	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., 4.500%, 01/01/29	315

		696

	Total Iowa	797

	Kansas — 0.4%
	Housing — 0.1%
275	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., 5.450%, 06/01/38	284

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.1%
	Kansas Development Finance Authority, Water Pollution Control Revolving Fund,
440	Rev., 5.000%, 11/01/18	505
25	Series CW, Rev., 5.000%, 05/01/15	25

		530

	Prerefunded — 0.1%
275	City of Wichita, Hospital Facilities, Series IV-A, Class A, Rev., 4.500%, 11/15/15 (p)	284
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Rev., Zero Coupon, 12/01/15 (p)	299

		583

	Transportation — 0.1%
25	Kansas Development Finance Authority, Transportation Revolving Fund, Series TR, Rev., 2.500%, 10/01/15	25
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	241

		266

	Utility — 0.0% (g)
25	Johnson County Water District No. 1, Rev., 2.500%, 07/01/15	25

	Total Kansas	1,688

	Kentucky — 0.7%
	Education — 0.0% (g)
50	Hopkins County School District Finance Corp., Energy Conservation, Rev., 2.750%, 05/01/15	50
50	Owensboro Independent School District Finance Corp., School Building, Rev., 3.500%, 09/01/15	51

		101

	Housing — 0.0% (g)
155	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	164

	Other Revenue — 0.1%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	307

	Transportation — 0.0% (g)
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Project,
30	Rev., 5.000%, 07/01/15	30
40	Series B, Class B, Rev., 5.000%, 07/01/15	41

		71

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.6%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,561

	Total Kentucky	3,204

	Louisiana — 0.9%
	General Obligation — 0.2%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	558
100	Jefferson Parish School District No. 1, Gretna, GO, 5.000%, 03/01/15	100
30	State of Louisiana, Series B, GO, 5.000%, 07/15/15	30

		688

	Other Revenue — 0.5%
200	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC project, Series B-2A, Rev., 2.125%, 10/01/15	202
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,019
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	118
25	State of Louisiana, St. Tammany Parish Sales Tax District No. 12, Rev., 5.000%, 06/01/15	25
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,085

		2,449

	Transportation — 0.2%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	1,002

	Total Louisiana	4,139

	Maine — 0.6%
	Housing — 0.3%
	Maine State Housing Authority,
695	Series A-1, Rev., AMT, 4.500%, 11/15/28	727
790	Series B, Rev., 4.000%, 11/15/43	857

		1,584

	Other Revenue — 0.2%
	Maine Health & Higher Educational Facilities Authority,
665	Rev., 4.000%, 07/01/44	657
50	Series A, Rev., 3.000%, 07/01/15	51
40	Series B, Rev., 3.000%, 07/01/15	40

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	114

		862

	Transportation — 0.1%
225	City of Portland ME General Airport Revenue, Rev., 3.000%, 07/01/15	227

	Total Maine	2,673

	Maryland — 0.3%
	Education — 0.0% (g)
50	University System of Maryland, Auxiliary Facility & Tuition, Series A, Rev., 5.000%, 04/01/15	50

	General Obligation — 0.0% (g)
25	County of Anne Arundel, Consolidated General Improvements, GO, 5.000%, 03/01/15	25
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	112

		137

	Housing — 0.1%
575	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	619

	Transportation — 0.2%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	109
540	Rev., GRAN, 5.250%, 03/01/19	628
25	Series A, Rev., 3.000%, 07/01/15	25

		762

	Total Maryland	1,568

	Massachusetts — 1.6%
	Education — 0.5%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	833
500	Series J, Rev., AMT, 5.000%, 07/01/18	555
625	Massachusetts Health & Educational Facilities Authority, Harvard University Issue, Series A, Rev., 5.000%, 07/15/36	637

		2,025

	General Obligation — 0.1%
30	City of Gloucester, GO, 5.000%, 07/15/15	31
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	349
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	124

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
25	Town of Falmouth, GO, 3.000%, 07/15/15	25

		529

	Housing — 0.8%
200	Massachusetts Housing Finance Agency, Construction Loan Notes, Series C, Rev., 0.950%, 12/01/15	200
	Massachusetts Housing Finance Agency, Single Family Housing,
980	Series 167, Rev., 4.000%, 12/01/43	1,062
2,000	Series 169, Rev., 4.000%, 12/01/44	2,177

		3,439

	Other Revenue — 0.0% (g)
110	Martha’s Vineyard Land Bank, Rev., 5.000%, 05/01/15	111
25	Massachusetts Development Finance Agency, Healthcare, Series K-6, Rev., 3.000%, 07/01/15	25
50	Massachusetts State Health & Educational Facilities Authority, Series G, Rev., 5.000%, 07/01/15	51

		187

	Prerefunded — 0.2%
	Commonwealth of Massachusetts,
95	Series C, GO, 5.000%, 09/01/15 (p)	97
90	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series A, GO, 5.000%, 03/01/15 (p)	90
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	770

		957

	Transportation — 0.0% (g)
45	Massachusetts Bay Transportation Authority, Series C, Rev., 5.250%, 07/01/15	46
25	Massachusetts Bay Transportation Authority, General Transportation System, Series C, Rev., NATL-RE, 5.250%, 03/01/15 (m)	25
60	Massachusetts Bay Transportation Authority, Sales Tax, Series C, Rev., 5.500%, 07/01/15	61

		132

	Utility — 0.0% (g)
120	Massachusetts Municipal Wholesale Electric Co., Power Supply System, Nuclear Project No. 5, Series A, Rev., 5.000%, 07/01/15	122

	Total Massachusetts	7,391

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Michigan — 2.9%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Class A, Rev., 5.000%, 11/01/17	1,087
50	Saginaw Valley State University, Series A, Rev., 5.000%, 07/01/15	51

		1,138

	General Obligation — 1.4%
50	Avondale School District, GO, 4.000%, 05/01/15	50
25	Charter Township of Waterford, GO, 3.000%, 05/01/15	25
500	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, 5.000%, 05/01/18	555
25	City of Marquette, GO, AGC, 3.750%, 05/01/15	25
25	City of Menominee, GO, 1.000%, 05/01/15	25
50	Counties of Montcalm, Kent & Ionia, Greenville Public Schools, Unlimited Tax, GO, 5.250%, 05/01/15	51
525	Counties of Washtenaw & Wayne, School District, GO, 5.000%, 05/01/16	529
30	Counties of Wayne & Monroe, Flatrock Community Schools, Unlimited Tax, GO, 3.000%, 05/01/15	30
75	County of Oakland, School District, Building & Site, GO, 3.750%, 05/01/15	76
100	County of St. Clair, GO, 3.000%, 04/01/15	100
1,000	County of Wayne, City of Detroit School District, School Building & Site Improvement, Series A, GO, 5.000%, 05/01/15	1,008
130	Detroit City School District, Wayne County, School Building & Site Improvement, GO, 5.000%, 05/01/15	131
25	Ecorse Public Schools District, GO, 5.000%, 05/01/15	25
1,040	Goodrich Area School District, GO, 5.000%, 05/01/19	1,049
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	624
650	GO, 5.000%, 05/01/19	743
930	GO, 5.000%, 05/01/20	1,081
25	Houghton-Portage Township School District, School Building & Site, GO, 4.000%, 05/01/15	25
25	Kalamazoo Public Schools, School Buildiing & Site, GO, 5.000%, 05/01/15	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
140	Utica Community Schools, GO, 2.000%, 05/01/15	141
50	Warren Consolidated Schools, GO, AGM, 5.000%, 05/01/15	50
110	Zeeland Public Schools, GO, NATL-RE, 5.000%, 05/01/15	111

		6,479

	Hospital — 0.4%
1,850	Michigan Finance Authority Hospital, Oakwood Obligated Group, Rev., 3.000%, 11/01/15	1,883

	Housing — 0.2%
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	444
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	364

		808

	Other Revenue — 0.3%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,035
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	229
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 06/01/16	313

		1,577

	Prerefunded — 0.0% (g)
35	City of Grand Rapids, Sanitary Sewer System, Rev., NATL-RE, 5.125%, 07/01/15 (p)	36
25	Waverly Community Schools, GO, AGM, 5.000%, 05/01/15 (p)	25

		61

	Transportation — 0.3%
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,296

	Total Michigan	13,242

	Minnesota — 1.8%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	330

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — 0.1%
50	State of Minnesota, State Trunk Highway, Series E, GO, 4.000%, 08/01/15	51
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	102
100	Series B, GO, 5.000%, 10/01/18	114
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	166

		433

	Housing — 1.6%
330	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., 4.500%, 06/01/35	350
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
300	Series A, Class A, Rev., 4.500%, 12/01/26	317
131	Series A-1, Rev., 5.250%, 12/01/40	134
255	Series A-2, Rev., 5.520%, 03/01/41	271
480	Minnesota Housing Finance Agency, Series D, Rev., 4.000%, 07/01/40	506
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
155	Series D, Rev., 4.500%, 07/01/34	165
320	Series E, Rev., 4.000%, 01/01/35	340
170	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., 4.500%, 01/01/31	181
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., 0.550%, 08/01/16	1,999
	Minnesota Housing Finance Agency, Residential Housing Finance,
595	Series A, Rev., 4.000%, 07/01/38	648
915	Series B, Rev., 4.000%, 01/01/38	997
1,500	Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/45	1,631

		7,539

	Other Revenue — 0.0% (g)
25	State of Minnesota, Retirement System Building, Rev., 2.000%, 06/01/15	25

	Total Minnesota	8,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — 0.2%
	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	184

	Housing — 0.0% (g)
40	Mississippi Home Corp., Single Family Mortgage, Series C-1, Rev., 3.950%, 06/01/15	41

	Other Revenue — 0.2%
	Mississippi Development Bank,
50	Rev., 5.250%, 04/01/15	50
590	Rev., 5.000%, 11/01/17	628

		678

	Total Mississippi	903

	Missouri — 1.3%
	Education — 0.3%
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	378
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	780

		1,158

	General Obligation — 0.0% (g)
50	Independence School District, GO, 5.000%, 03/01/15	50
100	St Louis Board of Education, Series A, Class A, GO, AGM, Zero Coupon, 04/01/15	100

		150

	Housing — 0.3%
105	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., 4.625%, 05/01/28	111
790	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	862
160	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., 4.250%, 11/01/30	173

		1,146

	Other Revenue — 0.2%
30	City of Kansas, Series A, Rev., AGC, 4.000%, 03/01/15	30
40	Great Rivers Greenway Metropolitan Park & Recreation District, Rev., 4.000%, 06/01/15	40

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	Kansas City Municipal Assistance Corp., Leasehold Refunding & Improvement, H. Roe Bartle Convention Center,
40	Series A, Class H, Rev., NATL-RE, 5.000%, 04/15/15	40
25	Series A, Class H, Rev., NATL-RE, 5.000%, 04/15/17	27
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
250	Series A, Rev., 5.000%, 01/01/16	260
225	Series B, Rev., 5.000%, 07/01/25	267
25	Series C, Rev., 5.375%, 07/01/15 (m)	26
400	State of Missouri, Health & Educational Facilities Authority, Children’s Mercy Hospital, Rev., 5.000%, 05/15/15	404

		1,094

	Prerefunded — 0.5%
400	City of Riverside, L-385 Levee Redevelopemtn Plan Tax Increment, Rev., 5.250%, 05/01/15 (p)	404
560	City of Riverside, Tax Increment, L-385 Levee Project, Rev., 5.000%, 05/01/15 (p)	565
50	Kansas City, Metropolitian Community Colleges Building Corp., Improvement Leasehold-Junior College, Rev., NATL-RE, 5.000%, 07/01/15 (p)	51
1,000	Missouri Highways & Transportation Commission, First Lien State Road, Series B, Rev., 5.000%, 05/01/16 (p)	1,055
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (p)	105
50	St. Louis County Parkway School District, Series C-2, GO, NATL-RE, 4.250%, 03/01/15 (p)	50

		2,230

	Transportation — 0.0% (g)
	Missouri Highways & Transportation Commission, Federal Reimbursement State Road,
25	Series A, Rev., 2.250%, 05/01/15	25
25	Series A, Rev., 4.500%, 05/01/15	25
25	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.000%, 05/01/15	25

		75

	Total Missouri	5,853

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.3%
	Housing — 0.3%
760	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	813
370	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	382

	Total Montana	1,195

	Nebraska — 0.3%
	Other Revenue — 0.0% (g)
50	Lancaster County Hospital Authority No. 1, Bryanlgh Medical Center Project, Series A, Rev., 4.000%, 06/01/15	50

	Prerefunded — 0.0% (g)
25	Nebraska Public Power District, Series A, Rev., 4.100%, 07/01/15 (p)	25

	Utility — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	846
250	Central Plains Energy Project, Project No.3, Rev., 5.000%, 09/01/15	255
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	338

		1,439

	Total Nebraska	1,514

	Nevada — 0.2%
	General Obligation — 0.1%
50	Carson City School District, GO, 3.000%, 06/01/15	50
	Clark County School District,
100	GO, 5.000%, 06/15/20	112
110	Series B, GO, 5.000%, 06/15/22	113

		275

	Other Revenue — 0.0% (g)
50	Las Vegas Convention & Visitors Authority, Rev., 5.250%, 07/01/15	51

	Prerefunded — 0.0% (g)
25	City of Henderson, Series D, GO, NATL-RE, 5.000%, 06/01/15 (p)	25
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	52
35	Nevada System of Higher Education, Series B, Rev., 5.000%, 01/01/16 (p)	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
50	State of Nevada, Open Space Parks, Series C, Class C, GO, NATL-RE, 4.250%, 06/01/15 (p)	51

		164

	Transportation — 0.1%
500	County of Clark , Airport System Junior Subordinate Lien, Series C-1, Class C, Rev., 2.500%, 07/01/15	504

	Total Nevada	994

	New Hampshire — 0.4%
	Housing — 0.2%
485	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	503
135	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	143

		646

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,039

	Total New Hampshire	1,685

	New Jersey — 3.2%
	Certificate of Participation/Lease — 0.1%
390	New Jersey Participation Equipment, Lease Paymnents, Series A, COP, 5.000%, 06/15/15	396
100	State of New Jersey, Series A, COP, 4.000%, 06/15/15	101

		497

	Education — 0.8%
25	Bergen County Improvement Authority, Class A, Rev., 3.000%, 06/01/15	25
500	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series C, Rev., 4.000%, 09/01/15	509
55	New Jersey Educational Facilities Authority, Princeton Univesity, Series D, Rev., 5.250%, 07/01/15	56
65	New Jersey Educational Facilities Authority, Ramapo College, Series I, Rev., 4.000%, 07/01/15	66
60	New Jersey Educational Facilities Authority, Rowan University, Series D, Rev., 5.000%, 07/01/15	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
50	New Jersey Educational Facilities Authority, Seton Hall University, Series D, Rev., 3.000%, 07/01/15	51
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1, Rev., 5.000%, 12/01/15	517
505	Series 1A, Rev., 4.000%, 12/01/15	519
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,035
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	551

		3,390

	General Obligation — 0.3%
35	Borough of Princeton, GO, 4.000%, 06/01/15	35
100	City of Trenton, GO, AGC, 5.000%, 07/15/15	102
25	County of Somers, Series A, GO, 4.000%, 07/15/15	26
190	County of Somerset, Borough of Manville, General Improvement, GO, NATL-RE, 4.125%, 06/15/15	192
300	Middlesex County, Township of Monroe, GO, 3.000%, 02/01/16	307
25	Middlesex County, Vocational Improvement, GO, 3.500%, 06/01/15	25
25	Sterling Regional High School District, GO, 4.500%, 06/01/15	25
50	The Township of South Brunswick, GO, 3.000%, 07/15/15	51
180	Township of Maplewood, GO, 4.000%, 10/01/16	190
	Township of Montville,
150	GO, 4.000%, 08/15/18	164
205	GO, 4.000%, 08/15/20	233
65	Township of Woodbridge, GO, 4.000%, 07/01/15	66

		1,416

	Housing — 0.4%
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	999
725	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Class A, Rev., 4.500%, 10/01/29	745

		1,744

	Other Revenue — 0.5%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	118

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
300	New Jersey Building Authority, Series B, Rev., 5.250%, 12/15/15	312
155	New Jersey Building Authority, State Building, Rev., AGM, 5.000%, 06/15/15	157
875	New Jersey Economic Development Authority, Cigarette Tax, Rev., 5.000%, 06/15/15	887
300	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., NATL-RE, 5.250%, 12/15/15	312
25	New Jersey Economic Development Authority, State Office Buildings Projects, Series A, Class A, Rev., AGM, 5.250%, 06/15/15	25
500	New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A, Rev., 4.000%, 07/01/15	505

		2,316

	Prerefunded — 0.0% (g)
30	Township of Stafford, General Improvement, Water & Sewer Utility, Series B, Class B, GO, NATL-RE, 4.000%, 07/01/15 (p)	31

	Transportation — 1.1%
1,500	New Jersey Transit Corp., Series A, Rev., 5.000%, 09/15/18	1,686
	New Jersey Transportation Trust Fund Authority,
445	Series A, Rev., NATL-RE, 5.000%, 06/15/15	451
140	Series B, Rev., NATL-RE, 5.500%, 12/15/15	146
	New Jersey Transportation Trust Fund Authority, Transportation System,
2,620	Series A, Rev., 5.500%, 12/15/15 (m)	2,728
100	Series A, Rev., 5.750%, 06/15/17	111

		5,122

	Total New Jersey	14,516

	New Mexico — 0.4%
	Education — 0.0% (g)
35	New Mexico State University, Rev., 5.000%, 04/01/15	35

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
600	Series A, Class I, Rev., 4.250%, 03/01/43	657
115	Series A, Class I, Rev., 5.000%, 09/01/30	126
65	Series I- B-3, Class I, Rev., AMT, 4.200%, 07/01/28	66

		849

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
675	City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project 2005, Series B, Rev., VAR, 2.875%, 04/01/15	676

	Other Revenue — 0.0% (g)
35	City of Albuquerque, Gross Receipts Tax, Series B, Rev., 5.000%, 07/01/15	36
	New Mexico Finance Authority, Senior Lien, Public Project Revolving Fund,
40	Series C, Rev., 5.000%, 06/01/15	40
50	Class D, Rev., 5.000%, 06/01/15	51
30	New Mexico State Severance Tax, Series A-1, Special tax, Rev., 5.000%, 07/01/15	30

		157

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	117
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	117

		234

	Total New Mexico	1,951

	New York — 4.8%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Class A, Rev., 5.000%, 05/01/17	329
35	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.000%, 07/01/15	36
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	164

		529

	General Obligation — 1.8%
25	Bethlehem Central School District, Series B, GO, 4.125%, 07/15/15	25
25	Brockport Central School District, GO, AGM, 3.000%, 06/15/15	25
50	City of Auburn, Series A, GO, 4.125%, 06/01/15	50
665	City of Lockport, GO, 1.000%, 05/28/15	666
25	City of New York, Series J, GO, 5.000%, 03/01/15	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
135	City of New York, Unrefunded Balance, Series C, GO, 5.000%, 08/01/16	138
240	City of Niagara Falls, Public Improvement, GO, NATL-RE, 7.500%, 03/01/15	240
30	County of Erie, Depew Union Free School District, GO, 2.000%, 06/01/15	30
45	County of Monroe, Rush-Henrietta Central School District, GO, 2.000%, 06/15/15	45
60	County of Orange, Series A, GO, 5.000%, 07/15/15	61
40	County of Orange, Various Purpose, GO, 4.250%, 07/01/15	41
25	County of Suffolk, Smithtown Central School District, GO, 4.000%, 07/15/15	25
40	Deer Park Union Free School District, GO, 5.000%, 06/15/15	41
50	Haverstraw-Stony Point Central School District, GO, 3.000%, 05/01/15	50
800	Hilton Central School District, GO, 4.000%, 06/15/16	839
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15	138
155	Series B, GO, 5.000%, 08/01/16	165
100	Series E-1, GO, 5.250%, 10/15/17	112
50	Town of Brookhaven, GO, 5.000%, 06/01/15	51
35	Town of Hempstead, Public Improvement, Series A, GO, 5.000%, 03/01/15	35
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	103
5,000	Utica City School District, GO, 1.000%, 07/23/15	5,005
135	Wellsville Central School District, GO, 4.000%, 06/15/15	137
50	Williamsville Central School District, GO, 4.000%, 06/15/15	51

		8,098

	Housing — 1.5%
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	101
	New York Mortgage Agency, Homeowner Mortgage,
2,615	Series 116, Rev., 4.800%, 10/01/34	2,637
1,815	Series 186, Rev., 1.700%, 10/01/18	1,821
2,000	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	2,108

		6,667

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,048
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,801

		2,849

	Other Revenue — 0.1%
25	Erie County Fiscal Stability Authority, Sales Tax & State Aid Secured, Series A, Rev., 4.000%, 05/15/15	25
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	206
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	108
50	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-2, Rev., 5.000%, 07/15/15	51
	New York Local Government Assistance Corp., Senior Lien,
35	Class B, Rev., 3.000%, 04/01/15	35
25	Series A, Rev., 5.000%, 04/01/15	25

		450

	Prerefunded — 0.1%
	City of New York,
5	Series C, GO, 5.000%, 08/01/15 (p)	5
120	Series E-1, GO, 4.500%, 08/01/15 (p)	122
25	Series O, GO, 5.000%, 06/01/15 (p)	26
25	New York State Urban Development Corp., State Personal Income Tax, Series B, Rev., AGM, 4.375%, 03/15/15 (p)	25
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	119

		297

	Special Tax — 0.0% (g)
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	111
50	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 4.000%, 03/15/15	50

		161

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — 0.2%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D-2A, Rev., 0.588%, 05/15/17	1,006
35	New York State Thruway Authority, Rev., 3.200%, 04/01/15	35
50	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.250%, 11/15/15	52

		1,093

	Utility — 0.0% (g)
	Long Island Power Authority, Electric System,
125	Series A, Rev., AGM, Zero Coupon, 06/01/15 (m)	125
100	Series F, Rev., 5.000%, 05/01/15	101

		226

	Water & Sewer — 0.4%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	264
500	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/29 (w)	575
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	793
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
25	Series A, Rev., 4.500%, 06/15/15	25
30	Series A, Rev., 5.000%, 06/15/15	31
50	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, Series C, Class C, Rev., 5.000%, 06/15/15	51
25	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, 2nd Resolution Bonds, Series B, Class B, Rev., 5.000%, 06/15/15	25

		1,764

	Total New York	22,134

	North Carolina — 0.5%
	Certificate of Participation/Lease — 0.0% (g)
75	City of Charlotte, Cultural Arts Facilities, Series E, Class E, COP, 3.000%, 06/01/15	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificate of Participation/Lease — continued
25	City of Charlotte, Public Safety Facilities, Series D, COP, 4.250%, 06/01/15	25
25	North Carolina Infrastructure Finance Corp., Repair & Renovation Projects, Series A, COP, 5.000%, 06/01/15	25

		126

	Education — 0.1%
130	Elizabeth City, State University, Series A, Rev., AGM, 4.000%, 04/01/15	131
25	University of North Carolina, Series A, Rev., 4.000%, 04/01/15	25

		156

	General Obligation — 0.2%
50	Appalachian State University, GO, NATL-RE, 4.000%, 07/15/15	51
25	City of Durham, Series D, GO, 5.000%, 04/01/15	25
60	City of High Point, GO, NATL-RE, 5.000%, 03/01/15	60
25	County of Alamance, GO, 2.500%, 05/01/15	25
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	201
200	New Hanover County, GO, 5.000%, 12/01/20	240

		602

	Housing — 0.2%
	North Carolina Housing Finance Agency, Home Ownership,
445	Series 1, Rev., 4.500%, 07/01/28	466
105	Series 2, Rev., 1.600%, 07/01/15	106
245	Series 2, Rev., 4.250%, 01/01/28	255
30	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	31

		858

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
100	Sampson Area Development Corp., Rev., 4.000%, 06/01/15	101

	Other Revenue — 0.0% (g)
50	State of North Carolina, Capital Improvement, Series A, Rev., 5.000%, 05/01/15	50

	Prerefunded — 0.0% (g)
80	County of Granville, Public Improvement & School Bonds, GO, NATL-RE, 4.000%, 06/01/15 (p)	81

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	47

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
60	State of North Carolina, Public Improvement, Series A, GO, 4.000%, 03/01/15 (p)	60

		141

	Transportation — 0.0% (g)
25	Raleigh-Durham Airport Authority, Series A, Rev., 4.000%, 05/01/15	25

	Water & Sewer — 0.0% (g)
25	Onslow Water & Sewer Authority, Combined Enterprise, Series A, Rev., XLCA, 5.000%, 06/01/15	25

	Total North Carolina	2,084

	North Dakota — 0.6%
	General Obligation — 0.0% (g)
25	City of Fargo, Series B, GO, NATL-RE, 4.000%, 05/01/15	25

	Housing — 0.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
605	Series A, Rev., 3.750%, 07/01/42	645
725	Series A, Rev., 4.000%, 07/01/34	787
160	Series A, Class A, Rev., 0.300%, 07/01/15	160
470	Series B, Rev., 4.500%, 01/01/28	499
170	Series B, Rev., 5.000%, 07/01/28	181
350	Series D, Rev., 4.250%, 07/01/28	376

		2,648

	Total North Dakota	2,673

	Ohio — 2.0%
	Certificate of Participation/Lease — 0.0% (g)
25	University of Cincinnati University Center Project, COP, 5.000%, 06/01/15	25

	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	226
25	University of Cincinnati, General Receipts, Series C, Rev., AGC, 5.000%, 06/01/15	25

		251

	General Obligation — 0.1%
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	100
25	State of Ohio, Series A, GO, 5.000%, 06/15/15	25
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	236

		494

	Hospital — 0.1%
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	62
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	209

		271

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
165	Series 1, Rev., 4.800%, 11/01/28	177
160	Series 1, Rev., 5.000%, 11/01/28	171
605	Series 2, Rev., 4.500%, 11/01/28	645
370	Series 3, Rev., 4.500%, 11/01/29	405

		1,398

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
25	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 4.000%, 06/01/15	26
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Class C, Rev., 5.000%, 06/01/19	122

		148

	Other Revenue — 1.3%
500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	505
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16	119
120	Series C, Rev., 3.000%, 05/15/17	125
175	Series C, Rev., 3.000%, 11/15/17	182
340	Series C, Rev., 3.000%, 11/15/18	354
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., 5.000%, 12/01/20	1,186
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,055
2,145	Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System, Rev., 5.000%, 12/01/15	2,194

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Class B, Rev., 5.000%, 01/01/17	27
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	156

		5,903

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	209
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	393

		602

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	17

	Total Ohio	9,109

	Oklahoma — 0.4%
	General Obligation — 0.0% (g)
25	City of Tulsa, Series A, GO, 5.000%, 05/01/15	25

	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
185	Series A, Rev., 4.750%, 03/01/28	200
190	Series B, Rev., 4.500%, 09/01/27	205

		405

	Prerefunded — 0.0% (g)
50	Oklahoma Capital Improvement Authority, State Facilities, Higher Education Projects, Series F, Rev., 5.000%, 07/01/15 (p)	51

	Transportation — 0.3%
50	Oklahoma Capital Improvement Authority, State Highway Capital Improvement, Series A, Rev., 2.000%, 07/01/15	50
105	Oklahoma Department of Transportation, Series A, Class A, Rev., NATL-RE, 5.625%, 09/01/15	108
	Tulsa Airports Improvement Trust,
250	Series A, Rev., 3.000%, 06/01/16 (w)	257
500	Series B, Rev., 2.000%, 06/01/15 (w)	502
400	Series B, Rev., 3.000%, 06/01/16 (w)	410

		1,327

	Total Oklahoma	1,808

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oregon — 0.9%
	General Obligation — 0.0% (g)
25	Lane County School District No 4J Eugene, GO, 5.000%, 07/01/15	26
30	Lane County School District No. 76, GO, AGM, 3.000%, 06/15/15	30

		56

	Housing — 0.3%
925	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,002
190	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., 1.650%, 01/01/17	192

		1,194

	Other Revenue — 0.1%
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	423
25	Oregon State Facilities Authority, Legacy Health system, Series A, Rev., 4.000%, 03/15/15	25

		448

	Prerefunded — 0.3%
	Oregon State Department of Administrative Services, Lottery,
25	Series A, Rev., 4.000%, 04/01/15 (p)	25
100	Series A, Rev., 4.500%, 04/01/19 (p)	114
1,000	Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,093

		1,232

	Transportation — 0.2%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,164

	Water & Sewer — 0.0% (g)
25	City of Portland, First Lien Sewer System, Series A, Rev., 5.000%, 06/01/15	25

	Total Oregon	4,119

	Pennsylvania — 1.4%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	300
25	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B, Rev., 5.000%, 09/01/15	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	49

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Education — continued
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	416
400	Series A, Rev., 5.000%, 07/15/17	436

		1,178

	General Obligation — 0.2%
50	City of Easton, GO, AGM, 3.000%, 11/15/15	51
	Commonwealth of Pennsylvania,
25	GO, 5.250%, 07/01/15	26
25	GO, 5.000%, 04/15/15	25
60	GO, 5.000%, 07/01/15	61
100	GO, AGM, 5.375%, 07/01/20	120
190	GO, NATL-RE, 5.375%, 07/01/16	203
35	Counties of Cumberland & Franklin, Shippensburg Area School District, Series A, GO, 4.000%, 11/15/15	36
40	County of Allegheny, Gateway School District, GO, AGM, 5.000%, 07/15/15	41
35	County of Chester, Series C, GO, 3.000%, 07/15/15	35
30	County of Lancaster, Penn Manor School District, GO, 2.000%, 06/01/15	30
45	Lampeter-Strasburg School District, GO, 3.000%, 06/01/15	45
25	Wallenpaupack Area School District, Series A, GO, AGC, 3.000%, 04/01/15	25

		698

	Housing — 0.7%
2,500	Pennsylvania Housing Finance Agency, Single Family, Series 116A, Rev., 3.500%, 10/01/35 (w)	2,608
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
220	Series 112, Rev., 5.000%, 04/01/28	234
425	Series 96-B, Rev., 3.950%, 10/01/16	445

		3,287

	Other Revenue — 0.2%
50	Geisinger Authority, Health System Revenue, Series A-2, Rev., 4.000%, 06/01/15	51
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	704

		755

	Prerefunded — 0.0% (g)
25	City of Philadelphia, Water & Wastewater, Series A, Rev., 5.250%, 07/01/15 (p)	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
40	Commonwealth of Pennsylvania, GO, 4.150%, 07/01/15 (p)	41
25	Township of Bristol, GO, AGM, 3.750%, 03/01/15 (p)	25

		91

	Utility — 0.0% (g)
175	Philadelphia Gas Works Co., General Ordinance, Series 1998, Rev., 5.000%, 10/01/15	180

	Water & Sewer — 0.0% (g)
25	City of Philadelphia, Water & Wastewater, Series A, Rev., 4.000%, 06/15/15	25
100	Erie Sewer Authority, Series A, Rev., AGM, 4.000%, 06/01/15	101

		126

	Total Pennsylvania	6,315

	Rhode Island — 0.0% (g)
	General Obligation — 0.0% (g)
50	Town of West Greenwich, GO, 6.000%, 08/15/15	51

	Other Revenue — 0.0% (g)
20	Rhode Island Health & Educational Building Corp., Public Schools, Financing Programme, Series C, Rev., 3.500%, 05/15/15	20

	Transportation — 0.0% (g)
50	Rhode Island Economic Development Corp., Series A, Class R, Rev., NATL-RE, 5.000%, 06/15/15	51

	Total Rhode Island	122

	South Carolina — 0.9%
	Education — 0.0% (g)
175	Allendale County School District, Rev., 2.000%, 12/01/15	177

	General Obligation — 0.1%
	County of Beaufort, School District,
25	Series A, GO, 5.000%, 03/01/15	25
35	Series A, GO, AGM, 4.000%, 03/01/15	35
25	Horry County, Series A, GO, 4.000%, 03/01/15	25
25	Horry County School District, Series A, GO, 4.000%, 03/01/15	25
25	Lexington County School District No. 1, Series C, GO, 5.000%, 02/01/17	27
25	Richland County School District No. 2, Series B, GO, 4.000%, 05/01/15	25

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
25	State of South Carolina, Air Carrier Hub Terminal Facilities, Series A, Class A, GO, 4.000%, 04/01/15	25

		187

	Hospital — 0.2%
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,008

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,043

	Other Revenue — 0.1%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	259

	Prerefunded — 0.0% (g)
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (p)	78
50	Darlington County School District, GO, AGM, 4.500%, 03/01/15 (p)	50

		128

	Transportation — 0.0% (g)
50	County of Charleston, Airport District, Airport System, Rev., NATL-RE, 5.000%, 07/01/15	51

	Utility — 0.0% (g)
100	City of Anderson, Water and Sewer System, Rev., 3.000%, 07/01/15	101

	Water & Sewer — 0.0% (g)
80	North Charleston Sewer District, Rev., 4.000%, 07/01/15	81

	Total South Carolina	4,035

	South Dakota — 0.8%
	Housing — 0.7%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
820	Series D, Rev., AMT, 4.000%, 11/01/29	867
1,280	Series F, Rev., 4.000%, 11/01/44	1,383
165	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
485	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	519

		2,945

	Other Revenue — 0.1%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	515

	Prerefunded — 0.0% (g)
65	South Dakota Housing Development Authority, Home Ownership Mortgage, Series B, Rev., 2.800%, 03/16/15 (p)	65

	Total South Dakota	3,525

	Tennessee — 0.6%
	Education — 0.0% (g)
30	Tennessee State School Bond Authority, Higher Educational Facilities, Class A, Rev., 5.000%, 05/01/15	30
25	Tennessee State School Bond Authority, Higher Educational Services, Series A, Class A, Rev., 4.000%, 05/01/15	25

		55

	General Obligation — 0.0% (g)
25	City of Cleveland, GO, 5.000%, 06/01/15	25
50	City of Maryville, GO, 3.000%, 06/01/15	50
30	County of Sumner, GO, 5.000%, 06/01/15	31
30	Maury County, GO, 5.000%, 06/01/15	31
30	Shelby County, Public Improvement & School, Series A, GO, 5.000%, 04/01/15	30

		167

	Housing — 0.6%
45	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	46
	Tennessee Housing Development Agency, Homeownership Program,
245	Series 1A, Rev., AMT, 4.500%, 01/01/38	262
280	Series A, Rev., AMT, 4.500%, 07/01/31	298
	Tennessee Housing Development Agency, Housing Finance Program,
150	Series A, Rev., 4.500%, 01/01/28	158
320	Series B, Class B, Rev., 4.500%, 01/01/28	345
1,350	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,463

		2,572

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	Williamson County, Series B, GO, 5.000%, 05/01/15 (p)	25

	Water & Sewer — 0.0% (g)
	City of Memphis, Sanitary Sewerage System,
40	Rev., 5.000%, 05/01/15	40
25	Rev., 5.000%, 07/01/15	26

		66

	Total Tennessee	2,885

	Texas — 5.9%
	Education — 0.2%
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001
25	Texas A&M University, Financing System, Series A, Rev., 4.000%, 05/15/15	25
25	Texas State Technical College System, Financing System, Rev., 5.000%, 08/01/15	26
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	108

		1,160

	General Obligation — 3.2%
4,000	Alvin Independent School District, Series B, GO, PSF-GTD, VAR, 2.000%, 08/15/15	4,031
100	Austin Independent School District, GO, 5.000%, 08/01/20	119
150	City of El Paso, GO, 5.000%, 08/15/18	170
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	489
25	County of Bexar, GO, 5.000%, 06/15/15	25
40	County of Bexar, Combination Flood Control Tax, GO, 4.000%, 06/15/15	41
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 08/14/17	788
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, Zero Coupon, 08/15/18	298
815	GO, Zero Coupon, 08/15/19	768
135	GO, Zero Coupon, 08/15/20	124
460	Crandall Independent School District, Series A, GO, Zero Coupon, 08/15/16	456
25	Cypress-Fairbanks Independent School District, Schoolhouse, GO, 5.000%, 02/15/16	26
650	Dallas County Community College District, GO, 5.000%, 02/15/16	680
745	Fort Bend County Municipal Utility District No. 138, GO, 2.000%, 09/01/15	751

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	220
25	Harris County Municipal Utility District No. 354, GO, AGM, 3.000%, 05/01/15	25
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	428
25	Series B, GO, 4.000%, 10/01/16	27
440	Houston Independent School District, GO, VAR, 2.500%, 06/01/15	442
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	197
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, 0.900%, 08/15/17	170
250	GO, 1.250%, 08/15/18	249
3,630	Northside Independent School District, School Building, GO, VAR, 2.125%, 08/01/20	3,638
170	State of Texas, GO, 5.000%, 04/01/16	179
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	37
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	205
100	Tomball Independent School District, School Building, GO, AGC, PSF-GTD, 5.000%, 02/15/34	110

		14,693

	Hospital — 0.1%
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	405

	Housing — 1.6%
2,500	Mckinney Housing Finance Corp. Multifamily Housing, Lakes of El Dorado Apartments, Rev., 0.600%, 10/01/16	2,500
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16	2,001
715	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., 4.250%, 01/01/34	771
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,132

		7,404

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.3%
500	Cedar Hill Independent School District, Capital Appreciation, GO, Zero Coupon, 08/15/15 (p)	260
50	City of Austin, Water & Wastewater System, Series A, Rev., 4.500%, 05/15/15 (p)	51
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (p)	217
25	City of San Antonio, Water System, Rev., NATL-RE, 5.000%, 05/15/15 (p)	25
70	Lower Colorado River Authority, Rev., 5.750%, 05/15/15 (p)	71
615	North Texas Tollway Authority, First Tier, Series E-3, Rev., VAR, 5.750%, 01/01/16 (p)	643
70	Southmost Union Junior College District, Student Union Building Fees, Rev., 4.500%, 08/15/15 (p)	71
15	State of Texas, GO, 5.000%, 04/01/16 (p)	16

		1,354

	Special Tax — 0.1%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	191
295	Series B, Rev., 2.000%, 08/15/17	297

		488

	Transportation — 0.1%
25	City of Houston, Airport System Revenue, Series B, Rev., 5.000%, 07/01/15	26
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	55
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	160
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	114

		355

	Utility — 0.3%
400	City of Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 2.000%, 12/01/15	405
25	City of Lubbock, Electric Light & Power System, Rev., 4.000%, 04/15/15	25
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	174
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	285
265	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	270

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
65	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien, Series A, Rev., 5.000%, 12/15/15	67

		1,226

	Water & Sewer — 0.0% (g)
50	City of Arlington, Water & Wastewater System Revenue, Rev., 5.000%, 06/01/15	51
40	City of San Antonio, Water System, Rev., 5.000%, 05/15/15	40
25	County of El Paso, Water & Sewer, Series B, Rev., AGM, 5.250%, 03/01/15	25

		116

	Total Texas	27,201

	Utah — 0.1%
	General Obligation — 0.1%
	Davis County, School District, School Builing Guaranty Program,
25	GO, 3.000%, 06/01/15	25
20	GO, 4.000%, 06/01/16	21
25	Salt Lake City School District, GO, 4.000%, 03/01/15	25
	State of Utah,
25	Series A, GO, 5.000%, 07/01/15	25
145	Series A, GO, 5.000%, 07/01/20	173

		269

	Prerefunded — 0.0% (g)
65	Utah Water Finance Agency, Loan Financing Programme, Series A, Rev., 5.000%, 06/01/15 (p)	66

	Total Utah	335

	Vermont — 1.0%
	Housing — 0.9%
	Vermont Housing Finance Agency, Multiple Purpose,
2,000	Series B, Rev., 4.000%, 11/01/44	2,168
2,040	Series B, Rev., AMT, 4.125%, 11/01/42	2,130

		4,298

	Other Revenue — 0.1%
350	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., 4.500%, 02/01/26	374

	Total Vermont	4,672

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	53

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Virginia — 0.3%
	Education — 0.0% (g)
30	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/15	30
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	107

		137

	General Obligation — 0.0% (g)
25	City of Hampton, Public Improvement, Series A, GO, NATL-RE, 5.000%, 04/01/15	25
25	City of New Port News, Series B, GO, 3.000%, 07/01/15	25
30	County of Loudoun, Public Improvement, Series A, GO, 4.000%, 07/01/15	31

		81

	Housing — 0.0% (g)
25	Virginia Housing Development Authority, Series A, Rev., 2.500%, 03/01/15	25

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	609

	Other Revenue — 0.1%
25	City of Roanoke, Industrial Development Authority, Carilion Health System, Series C, Class C, Rev., AGM, 5.000%, 07/01/15	25
25	Fairfax County, Industrial Development Authority Revenue, Inova Health System Project, Series A, Rev., 4.000%, 05/15/15	25
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Class B, Rev., 5.000%, 11/01/23	181
175	Series B, Class B, Rev., 5.000%, 11/01/26	208

		439

	Prerefunded — 0.0% (g)
40	Upper Occoquan Sewage Authority, Rev., 5.000%, 07/01/15 (p)	41
100	Virgina Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	103

		144

	Total Virginia	1,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 1.2%
	Certificate of Participation/Lease — 0.0% (g)
50	State of Washington, Series A, COP, 3.000%, 07/01/15	51

	General Obligation — 0.1%
25	County of Clark, Vancouver School District No. 37, GO, NATL-RE, 5.500%, 06/01/15	25
30	Kitsap County, GO, NATL-RE, 5.000%, 07/01/15	31
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	27
	State of Washington, Various Purpose,
40	Series A, GO, 5.000%, 07/01/15	41
100	Series D, GO, 5.000%, 02/01/20	117
25	Series F, GO, 4.500%, 07/01/15	25

		266

	Hospital — 0.6%
2,500	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., 3.500%, 06/01/44	2,638

	Housing — 0.3%
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	373
205	Seattle City Housing Authority, Rev., 1.000%, 09/15/15	206
895	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., 4.250%, 10/01/32	966

		1,545

	Prerefunded — 0.1%
75	County of Clark, Battleground School District No. 119, Series A, GO, AGM, 5.125%, 06/01/15 (p)	76
85	County of Clark, Evergreen School District No. 114, GO, AGM, 5.000%, 06/01/15 (p)	86
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	114
25	State of Washington, Series A, GO, AGM, 5.000%, 07/01/15 (p)	25

		301

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., 5.500%, 12/01/19	130

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
25	State of Washington, Federal Highway, SR 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/15	25

		155

	Utility — 0.1%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	411
50	Energy Northwest, Electric Revenue, Series A, Rev., 5.000%, 07/01/15	51
30	Energy Northwest, Project 1, Series A, Rev., 5.000%, 07/01/15	31

		493

	Total Washington	5,449

	West Virginia — 0.3%
	Education — 0.0% (g)
50	Preston County Board of Education, Public School, GO, 5.000%, 05/01/15	50
50	West Virginia Higher Education Policy Commission, Community & Technical Colleges, Capital improvement, Series A, Class A, Rev., 5.000%, 07/01/15	51

		101

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,012

	Prerefunded — 0.1%
100	Ohio County Board of Education, Public School, GO, NATL-RE, 5.250%, 06/01/15 (p)	102

	Total West Virginia	1,215

	Wisconsin — 0.3%
	General Obligation — 0.0% (g)
	State of Wisconsin,
25	GO, 5.000%, 05/01/15	25
100	Series A, GO, 5.000%, 05/01/17	110

		135

	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc.,
250	Series A, Rev., 2.000%, 07/01/15	252
100	Series A, Rev., 3.000%, 07/01/16	103

		355

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.2%
	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc.,
200	Rev., 4.000%, 05/01/16	207
350	Rev., 4.000%, 05/01/17	371
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	314

		892

	Prerefunded — 0.0% (g)
50	State of Wisconsin, Series B, GO, AGM, 5.000%, 05/01/15 (p)	50

	Utility — 0.0% (g)
25	State of Wisconsin, Rev., 5.000%, 06/01/15	26
100	State of Wisconsin, Clean Water, Rev., 5.000%, 06/01/15	101

		127

	Total Wisconsin	1,559

	Wyoming — 0.2%
	Housing — 0.1%
330	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	332

	Other Revenue — 0.1%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	677

	Total Wyoming	1,009

	Total Municipal Bonds (Cost $257,157)	259,986

Quarterly Demand Notes — 3.1%
	Tennessee — 1.3%
6,000	Lewisburg Industrial Development Board, Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Series 2012, Rev., VAR, 0.370%, 05/01/15	6,000

	Texas — 1.8%
8,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Series 2012, Rev., VAR, 0.400%, 11/03/14	8,000

	Total Quarterly Demand Notes (Cost $14,000)	14,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	55

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — 28.9%
	California — 2.9%
5,600	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/05/15	5,600
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, LIQ: BB&T Corp., 2.120%, 03/05/15	1,002
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 0.970%, 03/05/15	1,010
2,650	Series M, Rev., VRDO, 0.010%, 03/05/15	2,650
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, 0.130%, 03/05/15	305
2,500	State of California, Series D, GO, VAR, 0.817%, 03/05/15	2,528

	Total California	13,095

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, 0.270%, 03/05/15	150

	Florida — 1.7%
1,900	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., 1.000%, 03/05/15	1,900
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, 0.020%, 03/05/15	5,650

	Total Florida	7,550

	Georgia — 3.1%
7,080	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.060%, 03/05/15	7,080
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VRDO, 0.300%, 03/05/15	1,999
	Private Colleges & Universities Authority, Emory University,
700	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/05/15	700
4,600	Series C-4, Rev., VRDO, 0.010%, 03/05/15	4,600

	Total Georgia	14,379

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, 0.020%, 03/05/15	850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — 0.7%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 0.770%, 03/05/15	2,987

	Maryland — 0.5%
2,430	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/05/15	2,430

	Mississippi — 0.9%
4,041	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project, Series C, Class C, Rev., VAR, 0.300%, 03/05/15	4,041

	Missouri — 0.8%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, 0.020%, 03/05/15	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.030%, 03/05/15	1,200

	Total Missouri	3,800

	New Jersey — 0.2%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.720%, 03/05/15	703

	New Mexico — 0.9%
3,955	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.020%, 03/05/15	3,955

	New York — 1.6%
	City of New York,
1,200	Series B, Subseries B-4, GO, VRDO, 0.050%, 03/05/15	1,200
1,000	Series J-7, GO, VAR, 0.490%, 03/05/15	1,001
925	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.343%, 03/05/15	889
2,985	New York Liberty Development Corp., Series 41TP, Rev., VRDO, 0.020%, 03/05/15	2,985
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank, N.A., 0.030%, 03/05/15	1,100

	Total New York	7,175

	North Carolina — 1.4%
3,690	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/05/15	3,690

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	North Carolina — continued
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 03/05/15 (m)	1,055
1,600	North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, 0.040%, 03/05/15	1,600

	Total North Carolina	6,345

	Ohio — 0.5%
1,700	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, 0.020%, 03/05/15	1,700
800	Ohio State University, Series B, GO, VRDO, 0.010%, 03/05/15	800

	Total Ohio	2,500

	Pennsylvania — 2.0%
5,000	Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/05/15	5,000
1,000	Downingtown Area School District, Chester County, GO, VRDO, 0.390%, 03/05/15	1,000
	Pennsylvania Turnpike Commission,
1,155	Series B, Rev., VAR, 0.420%, 03/05/15	1,155
2,000	Series B-1, Rev., 0.470%, 03/05/15	2,001

	Total Pennsylvania	9,156

	Tennessee — 2.9%
3,015	BB&T Municipal Trust, Series 29, Rev., VRDO, 0.040%, 03/05/15 (e)	3,015
5,000	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.130%, 03/05/15	5,000
5,200	Shelby County, Public Improvement & School, Series B, GO, VRDO, 0.020%, 03/05/15	5,200

	Total Tennessee	13,215

	Texas — 5.9%
1,000	City of Houston, Airport System Revenue, Rev., VRDO, AMT, AGM, 0.260%, 03/05/15	921
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.700%, 03/05/15	2,009
1,000	Harris County, Toll Road, Senior Lien, Series B, Rev., VAR, 0.610%, 03/05/15	1,002
6,700	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, 0.010%, 03/05/15	6,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
2,200	Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.010%, 03/05/15	2,200
3,045	State of Texas, Veterans Housing Assistance Program, Series B, GO, VRDO, 0.020%, 03/05/15	3,045
9,750	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A, Rev., VRDO, 0.040%, 03/05/15	9,750
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, 0.030%, 03/05/15	1,060
495	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.010%, 03/05/15	495

	Total Texas	27,182

	Vermont — 0.9%
3,940	Vermont Housing Finance Agency, Single Family Housing, Series 24-A, Class A, Rev., VRDO, AGM, 0.050%, 03/05/15	3,940

	Virginia — 1.8%
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.010%, 03/05/15	4,800
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.020%, 03/05/15 (e)	3,450

	Total Virginia	8,250

	Washington — 0.0% (g)
150	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/05/15 (e)	150

	Total Weekly Demand Notes (Cost $131,775)	131,853

SHARES
Investment Company — 0.0% (g)
	Fixed Income — 0.0% (g)
3	Blackstone/GSO Strategic Credit Fund (m)
	(Cost $47)	49

PRINCIPAL AMOUNT($)
Loan Assignments — 0.1%
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
140	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18 ^	139

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	57

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except number of Options and Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Industrials — 0.1%
	Machinery — 0.1%
510	Gardner Denver (Renaissance Acquisition), Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	490
	Total Loan Assignments (Cost $617)	629

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
249	Eurodollar, Expiring 12/14/15, at $98.75, American Style (a)	25

	Total Options Purchased (Cost $102)	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments— 0.5%
	U.S. Treasury Obligations— 0.5%
	U.S. Treasury Bills,
1,835	0.028%, 03/12/15 (k) (m) (n)	1,835
545	0.079%, 06/04/15 (k) (n)	545

	Total U.S. Treasury Obligations	2,380

SHARES
	Investment Company — 0.0% (g)
25	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	25

	Total Short-Term Investments (Cost $2,405)	2,405

	Total Investments — 101.9% (Cost $462,362)	465,547
	Liabilities in Excess of Other Assets — (1.9)%	(8,540)

	NET ASSETS — 100.0%	$457,007

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(4)	10 Year U.S. Treasury Note	06/19/15	$(511)	$(4)
(2)	U.S. Ultra Bond	06/19/15	(337)	(8)
(2)	2 Year U.S. Treasury Note	06/30/15	(437)	(1)
(90)	5 Year U.S. Treasury Note	06/30/15	(10,735)	(52)

				$(65)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
160	AUD	Royal Bank of Canada	04/28/15	$135	$125	$(10)
160	AUD	Union Bank of Switzerland AG	04/28/15	137	124	(13)
160	AUD	Westpac Banking Corp.	04/28/15	137	125	(12)
446	AUD	Goldman Sachs International	09/21/15	339	345	6
447	AUD	Westpac Banking Corp.	09/21/15	340	345	5
628	CHF	Goldman Sachs International	03/10/15	663	659	(4)
752	CHF	Union Bank of Switzerland AG	03/10/15	797	789	(8)
902	EUR	Goldman Sachs International	03/18/15	1,147	1,010	(137)
887	EUR	Merrill Lynch International	03/18/15	1,131	992	(139)
1,143	EUR	Morgan Stanley	03/18/15	1,390	1,279	(111)
500	EUR	Union Bank of Switzerland AG	03/18/15	644	560	(84)
620	EUR	Deutsche Bank AG	03/19/15	791	694	(97)

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
847	EUR	Goldman Sachs International	05/18/15	$993	$948	$(45)
1,474	EUR	State Street Corp.	05/18/15	1,685	1,650	(35)
1,188	EUR	Union Bank of Switzerland AG	05/18/15	1,377	1,331	(46)
200	GBP	Goldman Sachs International	03/19/15	324	309	(15)
145	GBP	Merrill Lynch International	03/19/15	236	224	(12)
144	GBP	Union Bank of Switzerland AG	03/19/15	230	222	(8)
39,536	JPY	Goldman Sachs International	05/18/15	334	331	(3)
204,268	JPY	Morgan Stanley	05/18/15	1,762	1,709	(53)
720,980	KRW	BNP Paribas††	03/12/15	656	655	(1)
9,140	MXN	Union Bank of Switzerland AG	03/12/15	649	612	(37)
1,950	MYR	Morgan Stanley††	03/12/15	545	540	(5)
1,880	NOK	Goldman Sachs International	03/12/15	243	245	2
11,940	NOK	TD Bank Financial Group	06/15/15	1,581	1,554	(27)
160	NZD	Deutsche Bank AG	04/28/15	122	120	(2)
160	NZD	Union Bank of Switzerland AG	04/28/15	122	121	(1)
160	NZD	Westpac Banking Corp.	04/28/15	124	120	(4)
1,360	NZD	Union Bank of Switzerland AG	09/21/15	1,008	1,009	1
3,790	SEK	Union Bank of Switzerland AG	06/15/15	447	455	8
997	SGD	BNP Paribas	09/21/15	743	729	(14)
2,220	SGD	Goldman Sachs International	09/21/15	1,631	1,623	(8)
1,663	SGD	Union Bank of Switzerland AG	09/21/15	1,253	1,216	(37)
				$23,716	$22,770	$(946)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)

160	AUD	Goldman Sachs International	04/28/15	$138	$124	$14
320	AUD	Westpac Banking Corp.	04/28/15	277	249	28
447	AUD	Morgan Stanley	09/21/15	341	345	(4)
447	AUD	Union Bank of Switzerland AG	09/21/15	344	346	(2)
250	CHF	Credit Suisse International	03/10/15	269	262	7
1,130	CHF	Union Bank of Switzerland AG	03/10/15	1,192	1,185	7
1,789	EUR	BNP Paribas	03/18/15	2,306	2,002	304
635	EUR	Goldman Sachs International	03/18/15	805	711	94
254	EUR	Morgan Stanley	03/18/15	317	284	33
754	EUR	Union Bank of Switzerland AG	03/18/15	949	844	105
250	EUR	Goldman Sachs International	03/19/15	318	279	39
185	EUR	Merrill Lynch International	03/19/15	236	207	29
185	EUR	Union Bank of Switzerland AG	03/19/15	232	207	25
257	EUR	Barclays Bank plc	04/10/15	293	288	5
254	EUR	Credit Suisse International	04/10/15	299	284	15
257	EUR	Deutsche Bank AG	04/10/15	302	288	14
736	EUR	Goldman Sachs International	05/18/15	836	825	11
1,613	EUR	Morgan Stanley	05/18/15	1,869	1,807	62
1,159	EUR	Union Bank of Switzerland AG	05/18/15	1,381	1,298	83
489	GBP	Deutsche Bank AG	03/19/15	780	755	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	59

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
204,268	JPY	Morgan Stanley	05/18/15	$1,746	$1,710	$36
39,536	JPY	Union Bank of Switzerland AG	05/18/15	334	330	4
366,230	KRW	BNP Paribas††	03/12/15	327	332	(5)
354,750	KRW	Union Bank of Switzerland AG††	03/12/15	323	323	— (h)
4,420	MXN	Barclays Bank plc	03/12/15	297	296	1
4,720	MXN	Goldman Sachs International	03/12/15	315	315	— (h)
920	MYR	BNP Paribas††	03/12/15	258	255	3
1,030	MYR	Morgan Stanley††	03/12/15	287	285	2
1,880	NOK	Morgan Stanley	03/12/15	261	245	16
5,970	NOK	Morgan Stanley	06/15/15	763	777	(14)
5,970	NOK	Union Bank of Switzerland AG	06/15/15	776	777	(1)
160	NZD	Goldman Sachs International	04/28/15	125	121	4
320	NZD	Westpac Banking Corp.	04/28/15	247	241	6
1,360	NZD	Union Bank of Switzerland AG	09/21/15	986	1,009	(23)
3,790	SEK	TD Bank Financial Group	06/15/15	453	455	(2)
1,732	SGD	BNP Paribas	09/21/15	1,287	1,266	21
3,148	SGD	Union Bank of Switzerland AG	09/21/15	2,343	2,302	41
				$24,612	$23,629	$983

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America:
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/22/15	$450	$11
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/22/15	450	11
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/22/15	140	9
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/22/15	460	18
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/22/15	140	7
BNP Paribas:
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	450	13
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	450	12
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	70	5
Citibank, N.A.:
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	$450	$11
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	180	8
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	270	11
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	90	4
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	8
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	10
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	9
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	440	12
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	460	18
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	270	13
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	7
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	140	10
iBoxx USD Liquid High Yield Index	3 month USD LIBOR and decreases in total return of index	increases in total return of index	06/20/15	450	13

					$254

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210%	$74	$(8)	$10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	70	(8)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.056	40	(4)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	109	(12)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.271	60	(6)	7
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.271	13	(1)	1
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.045	42	(4)	4
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.440	68	(4)	5
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	210	25	(30)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.695	100	(9)	8
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	80	19	(19)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	80	19	(18)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	03/20/20	1.013	3,910	(5)	10
BNP Paribas:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	03/20/20	5.511	70	14	(12)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	150	18	(24)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	61

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	03/20/20	1.872%	$140	$5	$(5)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	80	19	(19)
Tyson Foods, Inc., 4.500%, 06/15/22	1.000% quarterly	12/20/19	0.565	120	(3)	1
United States Steel Corp., 6.650%, 06/01/37	5.000% quarterly	03/20/20	4.869	210	(3)	6
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	1.000% quarterly	03/20/20	5.511	80	15	(16)
Barrick Gold Corp., 5.800%, 11/15/34	1.000% quarterly	03/20/20	1.527	150	3	(4)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.276	122	(13)	13
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	03/20/20	6.918	150	35	(38)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.210	150	(17)	17
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	03/20/20	2.674	220	17	(19)
MGM Resorts International, 7.625%, 01/15/17	5.000% quarterly	09/20/15	0.716	130	(4)	6
Goldman Sachs International:
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	03/20/20	0.827	4,250	(45)	25
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	03/20/20	3.711	140	16	(22)
Morgan Stanley Capital Services
Federation of Malaysia, 5.625%, 03/15/16	1.000% quarterly	03/20/20	1.150	300	1	(5)
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	03/20/20	2.674	150	11	(16)

					$71	$(109)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	$120	$21	$(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	36	(59)
CDX.EM.22-V1	1.000% quarterly	12/20/19	3.801	1,190	138	(90)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	18	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	41	(59)
Goldman Sachs International:
CDX.EM.22-V1	1.000% quarterly	12/20/19	3.801	350	40	(34)

					$294	$(293)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.613%	$12,600	$(249)	$218
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.497	EUR 15,960	(462)	368

					$(711)	$586

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390%	$80	$(50)	$53
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	54	(33)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	140	(86)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	140	(86)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	140	(86)	91
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	70	(43)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	220	(137)	140
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	150	(93)	96
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	30	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	30	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	80	— (h)	2
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	60	(1)	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	80	(1)	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	70	(1)	2
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	70	(43)	42
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	48
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	130	(6)	18
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	9.598	30	(1)	1
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	50.607	27	(17)	16
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	52
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	48
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	06/20/15	9.597	60	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	11.012	60	(4)	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	130	(6)	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	10.608	90	(4)	9
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	70	(43)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	150	(93)	99
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	50.390	80	(50)	53

					$(1,521)	$1,604

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	63

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 28, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.22-V2	5.000% quarterly	06/20/19	2.942%	$320	$28	$(20)
iTraxx Europe 22.1*	5.000% quarterly	12/20/19	2.620	EUR 8,911	1,134	(748)

					$1,162	$(768)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

ABX	— Asset-Backed Securities Index
ACE	— Adjusted Current Earnings
ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CHF	— Swiss Franc
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GBP	— British Pound
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Republic Won
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL	— Insured by National Public Finance Guarantee Corp.
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PSF	— Permanent School Fund

Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SEK	— Swedish Krona
SGD	— Singapore Dollar
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 28, 2015.
XLCA	— Insured by XL Capital Assurance

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— All or a portion of the security is unsettled as of February 28, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
††	— Non Deliverable Forward

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$117,563		$465,522
Investments in affiliates, at value	5,166		25

Total investment securities, at value	122,729		465,547
Cash	26		626
Foreign currency, at value	—		111
Due from custodian	—		557
Receivables:
Investment securities sold	417		3,839
Investment securities sold — delayed delivery securities	—		1,560
Fund shares sold	282		528
Interest and dividends from non-affiliates	1,113		2,632
Dividends from affiliates	—	(a)	—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	—		1,056
Variation Margin on Centrally Cleared Swaps	—		324
Outstanding swap contracts, at value	—		765
Due from Adviser	2		—

Total Assets	124,569		477,545

LIABILITIES:
Payables:
Investment securities purchased	846		4,891
Investment securities purchased — delayed delivery securities	1,406		11,798
Fund shares redeemed	132		825
Variation margin on futures contracts	—		13
Unrealized depreciation on forward foreign currency exchange contracts	—		1,019
Outstanding swap contracts, at value	—		1,667
Accrued liabilities:
Investment advisory fees	—		52
Distribution fees	22		33
Shareholder servicing fees	4		76
Custodian and accounting fees	17		20
Collateral management fees	—		17
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1
Other	83		126

Total Liabilities	2,510		20,538

Net Assets	$122,059		$457,007

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$118,707	$453,888
Accumulated undistributed (distributions in excess of) net investment income	96	880
Accumulated net realized gains (losses)	(516)	(1,540)
Net unrealized appreciation (depreciation)	3,772	3,779

Total Net Assets	$122,059	$457,007

Net Assets:
Class A	$47,319	$112,551
Class C	23,002	17,134
Select Class	51,738	327,322

Total	$122,059	$457,007

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,291	10,963
Class C	2,090	1,687
Select Class	4,692	31,873

Net Asset Value (a):
Class A — Redemption price per share	$11.03	$10.27
Class C — Offering price per share (b)	11.01	10.16
Select Class — Offering and redemption price per share	11.03	10.27
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.46	$10.67

Cost of investments in non-affiliates	$113,791	$462,337
Cost of investments in affiliates	5,166	25
Cost of foreign currency	—	112
Premiums paid on swaps	—	1,308
Premiums received on swaps	—	2,328

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,400	$5,519
Dividend income from affiliates	1	1

Total investment income	3,401	5,520

EXPENSES:
Investment advisory fees	375	1,865
Administration fees	88	385
Distribution fees:
Class A	113	314
Class C	161	140
Shareholder servicing fees:
Class A	113	314
Class C	54	47
Select Class	101	805
Custodian and accounting fees	80	203
Interest expense to affiliates	—	1
Professional fees	81	127
Collateral management fees	—	17
Trustees’ and Chief Compliance Officer’s fees	1	5
Printing and mailing costs	9	42
Registration and filing fees	77	97
Transfer agent fees	52	149
Other	10	39

Total expenses	1,315	4,550

Less fees waived	(556)	(1,234)
Less earnings credits	—	— (a)
Less expense reimbursements	(2)	—

Net expenses	757	3,316

Net investment income (loss)	2,644	2,204

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(117)	3,006
Futures	—	(2,505)
Foreign currency transactions	—	240
Options written	—	68
Swaps	—	(2,270)

Net realized gain (loss)	(117)	(1,461)

Distributions of capital gains received from investment company affiliates	1	— (a)
Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	2,408	544
Futures	—	(94)
Foreign currency translations	—	124
Options Written	—	(15)
Swaps	—	664

Change in net unrealized appreciation/depreciation	2,408	1,223

Net realized/unrealized gains (losses)	2,292	(238)

Change in net assets resulting from operations	$4,936	$1,966

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,644	$2,359	$2,204	$1,314
Net realized gain (loss)	(117)	(327)	(1,461)	1,955
Distributions of capital gains received from investment company affiliates	1	—	— (a)	—
Change in net unrealized appreciation/depreciation	2,408	(2,551)	1,223	(654)

Change in net assets resulting from operations	4,936	(519)	1,966	2,615

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,127)	(1,092)	(293)	(388)
From net realized gains	—	—	(213)	(702)
Class C
From net investment income	(426)	(527)	—	(2)
From net realized gains	—	—	(30)	(106)
Select Class
From net investment income	(1,059)	(712)	(979)	(822)
From net realized gains	—	—	(554)	(1,613)

Total distributions to shareholders	(2,612)	(2,331)	(2,069)	(3,633)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,429	6,239	20,504	197,804

NET ASSETS:
Change in net assets	27,753	3,389	20,401	196,786
Beginning of period	94,306	90,917	436,606	239,820

End of period	$122,059	$94,306	$457,007	$436,606

Accumulated undistributed (distributions in excess of) net investment income	$96	$67	$880	$(41)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$18,766	$25,862	$72,178	$85,877
Distributions reinvested	1,060	1,011	413	930
Cost of shares redeemed	(16,029)	(21,761)	(84,199)	(64,038)

Change in net assets resulting from Class A capital transactions	$3,797	$5,112	$(11,608)	$22,769

Class C
Proceeds from shares issued	$7,276	$6,864	$5,281	$7,729
Distributions reinvested	400	474	21	85
Cost of shares redeemed	(5,372)	(14,578)	(6,901)	(6,551)

Change in net assets resulting from Class C capital transactions	$2,304	$(7,240)	$(1,599)	$1,263

Select Class
Proceeds from shares issued	$29,089	$40,926	$141,769	$262,426
Distributions reinvested	606	462	1,150	1,981
Cost of shares redeemed	(10,367)	(33,021)	(109,208)	(90,635)

Change in net assets resulting from Select Class capital transactions	$19,328	$8,367	$33,711	$173,772

Total change in net assets resulting from capital transactions	$25,429	$6,239	$20,504	$197,804

SHARE TRANSACTIONS:
Class A
Issued	1,716	2,406	7,031	8,365
Reinvested	97	95	40	91
Redeemed	(1,464)	(2,041)	(8,201)	(6,235)

Change in Class A Shares	349	460	(1,130)	2,221

Class C
Issued	667	634	519	757
Reinvested	37	44	2	8
Redeemed	(493)	(1,369)	(678)	(641)

Change in Class C Shares	211	(691)	(157)	124

Select Class
Issued	2,655	3,809	13,804	25,568
Reinvested	55	43	112	194
Redeemed	(947)	(3,079)	(10,633)	(8,829)

Change in Select Class Shares	1,763	773	3,283	16,933

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	71

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Year Ended February 28, 2015	$10.78	$0.28	(d)	$0.24	$0.52	$(0.27)	$—		$(0.27)
Year Ended February 28, 2014	11.08	0.29	(d)	(0.30)	(0.01)	(0.29)	—		(0.29)
Year Ended February 28, 2013	10.90	0.33	(d)	0.17	0.50	(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	(d)	0.77	1.14	(0.38)	—	(e)	(0.38)
Year Ended February 28, 2011	10.25	0.44	(d)	(0.11)	0.33	(0.44)	—		(0.44)

Class C
Year Ended February 28, 2015	10.76	0.22	(d)	0.25	0.47	(0.22)	—		(0.22)
Year Ended February 28, 2014	11.06	0.24	(d)	(0.31)	(0.07)	(0.23)	—		(0.23)
Year Ended February 28, 2013	10.88	0.27	(d)	0.18	0.45	(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	(d)	0.77	1.09	(0.33)	—	(e)	(0.33)
Year Ended February 28, 2011	10.24	0.39	(d)	(0.12)	0.27	(0.39)	—		(0.39)

Select Class
Year Ended February 28, 2015	10.78	0.29	(d)	0.24	0.53	(0.28)	—		(0.28)
Year Ended February 28, 2014	11.08	0.30	(d)	(0.30)	— (e)	(0.30)	—		(0.30)
Year Ended February 28, 2013	10.89	0.34	(d)	0.18	0.52	(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	(d)	0.76	1.15	(0.39)	—	(e)	(0.39)
Year Ended February 28, 2011	10.24	0.45	(d)	(0.11)	0.34	(0.45)	—		(0.45)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.03	4.89%	$47,319	0.65%	2.53%	1.22%	10%
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19
10.14	3.23	4,021	0.65	4.25	2.05	16

11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19
10.12	2.62	2,751	1.15	3.76	2.55	16

11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19
10.13	3.32	18,518	0.55	4.35	1.81	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	73

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Year Ended February 28, 2015	$10.27	$0.05	$(0.01)		$0.04	$(0.02)	$(0.02)	$(0.04)
Year Ended February 28, 2014	10.32	0.04	0.01		0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06	0.17		0.23	(0.06)	(0.03)	(0.09)
March 1, 2011 (f) through February 29, 2012	10.00	0.06	0.27		0.33	(0.07)	(0.08)	(0.15)

Class C
Year Ended February 28, 2015	10.20	(0.03)	0.01		(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)	—	(g)	(0.02)	— (g)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	— (g)	0.16		0.16	(0.01)	(0.03)	(0.04)
March 1, 2011 (f) through February 29, 2012	10.00	0.01	0.26		0.27	(0.03)	(0.08)	(0.11)

Select Class
Year Ended February 28, 2015	10.27	0.05	—	(g)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05	0.01		0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07	0.17		0.24	(0.07)	(0.03)	(0.10)
March 1, 2011 (f) through February 29, 2012	10.00	0.07	0.27		0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.27	0.40%	$112,551	0.75%	0.43%	1.13%	246%
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

76	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Tax Aware Income Opportunities Fund at February 28, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	254	—	254
Other Revenue	—	261	—	261

Total Alabama	—	515	—	515

Alaska
Education	—	314	—	314
Housing	—	372	—	372
Other Revenue	—	376	—	376
Utility	—	1,133	—	1,133

Total Alaska	—	2,195	—	2,195

Arizona
Education	—	350	—	350
Other Revenue	—	111	—	111
Transportation	—	636	—	636
Utility	—	251	—	251
Water & Sewer	—	613	—	613

Total Arizona	—	1,961	—	1,961

Arkansas
Housing	—	47	—	47
California
Education	—	115	—	115
General Obligation	—	708	—	708
Hospital	—	107	—	107
Housing	—	10	—	10
Other Revenue	—	708	—	708
Prerefunded	—	745	—	745
Transportation	—	898	—	898
Utility	—	2,407	—	2,407

Total California	—	5,698	—	5,698

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$346	$—	$346
General Obligation	—	538	—	538
Housing	—	31	—	31
Transportation	—	378	—	378
Utility	—	137	—	137

Total Colorado	—	1,430	—	1,430

Connecticut
Education	—	1,858	—	1,858
Delaware
Housing	—	539	—	539
District of Columbia
Education	—	213	—	213
Other Revenue	—	713	—	713
Transportation	—	343	—	343

Total District of Columbia	—	1,269	—	1,269

Florida
Certificate of Participation/Lease	—	1,123	—	1,123
Education	—	554	—	554
General Obligation	—	1,391	—	1,391
Housing	—	956	—	956
Industrial Development Revenue/Pollution Control Revenue	—	1,075	—	1,075
Other Revenue	—	2,008	—	2,008
Transportation	—	2,143	—	2,143
Utility	—	2,348	—	2,348

Total Florida	—	11,598	—	11,598

Georgia
Education	—	213	—	213
Housing	—	672	—	672
Industrial Development Revenue/Pollution Control Revenue	—	510	—	510
Other Revenue	—	296	—	296
Transportation	—	546	—	546
Utility	—	457	—	457

Total Georgia	—	2,694	—	2,694

Guam
Water & Sewer	—	224	—	224
Hawaii
General Obligation	—	117	—	117
Idaho
General Obligation	—	893	—	893
Illinois
General Obligation	—	886	—	886
Housing	—	586	—	586
Other Revenue	—	1,543	—	1,543
Prerefunded	—	106	—	106
Transportation	—	769	—	769
Water & Sewer	—	942	—	942

Total Illinois	—	4,832	—	4,832

Indiana
Housing	—	187	—	187
Other Revenue	—	1,471	—	1,471
Water & Sewer	—	291	—	291

Total Indiana	—	1,949	—	1,949

78	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
Housing	$—	$42	$—	$42
Kansas
Housing	—	144	—	144
Other Revenue	—	220	—	220

Total Kansas	—	364	—	364

Kentucky
Housing	—	47	—	47
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253

Total Kentucky	—	300	—	300

Louisiana
Education	—	362	—	362
Housing	—	275	—	275
Other Revenue	—	260	—	260
Transportation	—	141	—	141
Water & Sewer	—	468	—	468

Total Louisiana	—	1,506	—	1,506

Maine
Housing	—	423	—	423
Other Revenue	—	355	—	355

Total Maine	—	778	—	778

Maryland
Industrial Development Revenue/Pollution Control Revenue	—	111	—	111
Special Tax	—	466	—	466

Total Maryland	—	577	—	577

Massachusetts
Education	—	1,817	—	1,817
Housing	—	1,517	—	1,517
Other Revenue	—	543	—	543
Transportation	—	1,431	—	1,431
Water & Sewer	—	1,360	—	1,360

Total Massachusetts	—	6,668	—	6,668

Michigan
Education	—	567	—	567
General Obligation	—	562	—	562
Industrial Development Revenue/Pollution Control Revenue	—	226	—	226
Other Revenue	—	42	—	42
Transportation	—	638	—	638
Water & Sewer	—	496	—	496

Total Michigan	—	2,531	—	2,531

Minnesota
Hospital	—	213	—	213
Housing	—	2,632	—	2,632

Total Minnesota	—	2,845	—	2,845

Mississippi
Other Revenue	—	327	—	327
Missouri
General Obligation	—	291	—	291
Housing	—	550	—	550
Other Revenue	—	496	—	496

Total Missouri	—	1,337	—	1,337

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Housing	$—	$382	$—	$382
Transportation	—	109	—	109
Utility	—	234	—	234

Total Montana	—	725	—	725

Nebraska
General Obligation	—	741	—	741
Utility	—	403	—	403

Total Nebraska	—	1,144	—	1,144

Nevada
General Obligation	—	52	—	52
Other Revenue	—	97	—	97

Total Nevada	—	149	—	149

New Hampshire
Education	—	388	—	388
Housing	—	185	—	185

Total New Hampshire	—	573	—	573

New Jersey
Education	—	1,580	—	1,580
Industrial Development Revenue/Pollution Control Revenue	—	517	—	517
Other Revenue	—	678	—	678

Total New Jersey	—	2,775	—	2,775

New Mexico
Housing	—	252	—	252
Other Revenue	—	492	—	492

Total New Mexico	—	744	—	744

New York
Education	—	624	—	624
General Obligation	—	598	—	598
Housing	—	527	—	527
Industrial Development Revenue/Pollution Control Revenue	—	724	—	724
Other Revenue	—	1,706	—	1,706
Special Tax	—	568	—	568
Transportation	—	459	—	459
Water & Sewer	—	2,705	—	2,705

Total New York	—	7,911	—	7,911

North Carolina
Housing	—	47	—	47
North Dakota
Housing	—	479	—	479
Utility	—	216	—	216

Total North Dakota	—	695	—	695

Ohio
Education	—	1,156	—	1,156
General Obligation	—	290	—	290
Housing	—	658	—	658
Industrial Development Revenue/Pollution Control Revenue	—	493	—	493
Other Revenue	—	1,371	—	1,371
Prerefunded	—	113	—	113
Utility	—	6	—	6

Total Ohio	—	4,087	—	4,087

80	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oklahoma
Transportation	$—	$820	$—	$820
Water & Sewer	—	603	—	603

Total Oklahoma	—	1,423	—	1,423

Oregon
General Obligation	—	363	—	363
Housing	—	321	—	321
Other Revenue	—	369	—	369
Transportation	—	247	—	247

Total Oregon	—	1,300	—	1,300

Pennsylvania
Education	—	1,137	—	1,137
Housing	—	684	—	684
Industrial Development Revenue/Pollution Control Revenue	—	1,265	—	1,265
Transportation	—	924	—	924

Total Pennsylvania	—	4,010	—	4,010

Puerto Rico
Prerefunded	—	10	—	10
Transportation	—	45	—	45

Total Puerto Rico	—	55	—	55

Rhode Island
Transportation	—	287	—	287
South Carolina
Education	—	612	—	612
South Dakota
Housing	—	176	—	176
Tennessee
Housing	—	448	—	448
Other Revenue	—	138	—	138
Utility	—	872	—	872

Total Tennessee	—	1,458	—	1,458

Texas
Education	—	813	—	813
General Obligation	—	1,922	—	1,922
Housing	—	230	—	230
Industrial Development Revenue/Pollution Control Revenue	—	513	—	513
Other Revenue	—	364	—	364
Prerefunded	—	180	—	180
Transportation	—	235	—	235
Utility	—	1,223	—	1,223
Water & Sewer	—	488	—	488

Total Texas	—	5,968	—	5,968

Utah
Other Revenue	—	631	—	631
Utility	—	567	—	567

Total Utah	—	1,198	—	1,198

Vermont
Housing	—	961	—	961

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Virginia
Industrial Development Revenue/Pollution Control Revenue	$—	$255	$—		$255
Other Revenue	—	578	—		578
Prerefunded	—	18	—		18

Total Virginia	—	851	—		851

Washington
General Obligation	—	187	—		187
Hospital	—	844	—		844
Housing	—	176	—		176
Transportation	—	1,135	—		1,135
Utility	—	523	—		523

Total Washington	—	2,865	—		2,865

Wisconsin
Hospital	—	576	—		576
Other Revenue	—	391	—		391
Transportation	—	287	—		287

Total Wisconsin	—	1,254	—		1,254

Wyoming
Housing	—	106	—		106
Other Revenue	—	406	—		406

Total Wyoming	—	512	—		512

Total Municipal Bonds	—	96,874	—		96,874

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	6,452	—		6,452
Consumer Staples	—	1,828	—		1,828
Energy	—	956	—		956
Financials	—	291	—		291
Health Care	—	2,194	—		2,194
Industrials	—	2,857	—		2,857
Information Technology	—	1,831	—		1,831
Materials	—	1,323	—		1,323
Telecommunication Services	—	507	—		507
Utilities	—	2,445	—		2,445

Total Loan Assignments	—	20,684	—		20,684

Short-Term Investment
Investment Company	5,166	—	—		5,166

Total Investments in Securities	$5,166	$117,558	$5		$122,729

(a)	Value is zero.

82	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$9,889	$9,889
Collateralized Mortgage Obligations
Agency CMO	—	97	—	97
Non-Agency CMO	—	5,376	2,842	8,218

Total Collateralized Mortgage Obligations	—	5,473	2,842	8,315

Commercial Mortgage-Backed Securities	—	—	2,287	2,287
Convertible Bonds
Telecommunication Services	—	82	—	82
Corporate Bonds
Consumer Discretionary	—	1,956	—	1,956
Consumer Staples	—	253	—	253
Energy	—	9,676	—	9,676
Financials	—	1,724	—	1,724
Health Care	—	74	—	74
Industrials	—	454	—	454
Information Technology	—	3,090	—	3,090
Materials	—	604	—	604
Telecommunication Services	—	1,001	—	1,001

Total Corporate Bonds	—	18,832	—	18,832

Daily Demand Notes
Kansas	—	515	—	515
Minnesota	—	1,000	—	1,000
Mississippi	—	705	—	705
Missouri	—	1,400	—	1,400
New York	—	1,900	—	1,900
North Carolina	—	1,045	—	1,045
Washington	—	110	—	110

Total Daily Demand Notes	—	6,675	—	6,675

Insurance-Linked Securities		8,028	840	8,868
Monthly Demand Notes
California	—	1,000	—	1,000
Vermont	—	652	—	652

Total Monthly Demand Notes	—	1,652	—	1,652

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alabama	$—	$1,338	$—	$1,338
Alaska	—	810	—	810
Arizona	—	3,105	—	3,105
Arkansas	—	1,360	—	1,360
California	—	10,693	—	10,693
Colorado	—	1,405	—	1,405
Connecticut	—	5,124	—	5,124
Delaware	—	1,265	—	1,265
District of Columbia	—	2,566	—	2,566
Florida	—	18,280	—	18,280
Georgia	—	9,846	—	9,846
Hawaii	—	431	—	431
Illinois	—	17,918	—	17,918
Indiana	—	12,521	—	12,521
Iowa	—	797	—	797
Kansas	—	1,688	—	1,688
Kentucky	—	3,204	—	3,204
Louisiana	—	4,139	—	4,139
Maine	—	2,673	—	2,673
Maryland	—	1,568	—	1,568
Massachusetts	—	7,391	—	7,391
Michigan	—	13,242	—	13,242
Minnesota	—	8,327	—	8,327
Mississippi	—	903	—	903
Missouri	—	5,853	—	5,853
Montana	—	1,195	—	1,195
Nebraska	—	1,514	—	1,514
Nevada	—	994	—	994
New Hampshire	—	1,685	—	1,685
New Jersey	—	14,516	—	14,516
New Mexico	—	1,951	—	1,951
New York	—	22,134	—	22,134
North Carolina	—	2,084	—	2,084
North Dakota	—	2,673	—	2,673
Ohio	—	9,109	—	9,109
Oklahoma	—	1,808	—	1,808
Oregon	—	4,119	—	4,119
Pennsylvania	—	6,315	—	6,315
Rhode Island	—	122	—	122
South Carolina	—	4,035	—	4,035
South Dakota	—	3,525	—	3,525
Tennessee	—	2,885	—	2,885
Texas	—	27,201	—	27,201
Utah	—	335	—	335
Vermont	—	4,672	—	4,672
Virginia	—	1,435	—	1,435
Washington	—	5,449	—	5,449
West Virginia	—	1,215	—	1,215
Wisconsin	—	1,559	—	1,559
Wyoming	—	1,009	—	1,009

Total Municipal Bonds	—	259,986	—	259,986

84	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Quarterly Demand Notes
Tennessee	$—	$6,000	$—	$6,000
Texas	—	8,000	—	8,000

Total Quarterly Demand Notes	—	14,000	—	14,000

Weekly Demand Notes
California	—	13,095	—	13,095
Delaware	—	150	—	150
Florida	—	7,550	—	7,550
Georgia	—	14,379	—	14,379
Illinois	—	850	—	850
Indiana	—	2,987	—	2,987
Maryland	—	2,430	—	2,430
Mississippi	—	4,041	—	4,041
Missouri	—	3,800	—	3,800
New Jersey	—	703	—	703
New Mexico	—	3,955	—	3,955
New York	—	7,175	—	7,175
North Carolina	—	6,345	—	6,345
Ohio	—	2,500	—	2,500
Pennsylvania	—	9,156	—	9,156
Tennessee	—	13,215	—	13,215
Texas	—	27,182	—	27,182
Vermont	—	3,940	—	3,940
Virginia	—	8,250	—	8,250
Washington	—	150	—	150

Total Weekly Demand Notes	—	131,853	—	131,853

Loan Assignments
Energy	—	139	—	139
Industrials	—	490	—	490

Total Loan Assignments	—	629	—	629

Investment Companies	49	—	—	49

Options Purchased
Put Option Purchased	25	—	—	25
Short-Term Investments
U.S. Treasury Obligations	—	2,380	—	2,380
Investment Company	25	—	—	25

Total Short-Term Investments	25	2,380	—	2,405

Total Investments in Securities	$99	$449,590	$15,858	$465,547

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,056	$—	$1,056
Swaps	—	820	—	820

Total Appreciation in Other Financial Instruments	$—	$1,876	$—	$1,876

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,019)	$—	$(1,019)
Futures Contracts	(65)	—	—	(65)
Swaps	—	(251)		(251)

Total Depreciation in Other Financial Instruments	$(65)	$(1,270)	$—	$(1,335)

There were no transfers among any levels during the year ended February 28, 2015.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Asset-Backed Securities	$3,107	$31	$(46)	$76	$7,560	$(839)	$—	$—	$9,889
Collateralized Mortgage Obligations — Non-Agency CMO	82	(14)	(46)	(2)	3,160	(338)	—	—	2,842
Commercial Mortgage-Backed Securities	—	—	56	1	2,230	—	—	—	2,287
Insurance-Linked Securities — Preferred Shares	—	—	11	—	829	—	—	—	840

	$3,189	$17	$(25)	$75	$13,779	$(1,177)	$—	$—	$15,858

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(25,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,889	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.80%)
			Constant Default Rate	4.44% - 18.00% (7.93%)
			Yield (Discount Rate of Cash Flows)	2.11% - 6.52% (4.71%)

Asset-Backed Securities	9,889

	2,601	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (9.79%)
			Constant Default Rate	0.00% - 13.46% (0.56%)
			Yield (Discount Rate of Cash Flows)	2.16% - 4.71% (3.03%)

Collateralized Mortgage Obligations	2,601

	1,737	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.14% - 6.60% (5.49%)

Commercial Mortgage-Backed Securities	1,737

Total	$14,227

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $1,631,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

86	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value	Percentage
Tax Aware High Income Fund	$5	0.0	%(a)
Tax Aware Income Opportunities Fund	840	0.2

(a)	Amount rounds to less than 0.1%

C. Loan Assignments The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When the Funds purchase a loan assignment, the Funds have direct rights against the borrower on a loan provided, however, the Funds’ rights may be more limited than the lender from which they acquired the assignment and the Funds may be able to enforce its rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Funds and the Borrower. Although certain loan assignments are secured by collateral, the Funds could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Tax Aware Income Opportunities Fund has entered into Preferred Shares, a type of Insurance-Linked Securities that have an unfunded commitment to settle on future dates as part of their initial investment. The Issuer may issue one or more subsequent capital call notices, which could be extended at the option of the Issuer until July 1, 2015.

At February 28, 2015, the Tax Aware Income Opportunities Fund had the following unfunded commitment (amounts in thousands):

			Commitment
Security Description	Units		Amount	Value
AlphaCat 2015, Ltd. Class A Preferred Shares	—	(a)	$70	$70

(a)	Amount rounds to less than 1,000 units.

E. Derivatives — Tax Aware Income Opportunities Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(3) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract. Transactions in options written during the year ended February 28, 2015 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Tax Aware Income Opportunities Fund
Options outstanding at February 28, 2014	66	$28
Options written	323	48
Options expired	—	—
Options closed	(389)	(76)

Options outstanding at February 28, 2015	—	$—

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — Tax Aware Income Opportunities Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

88	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

(3). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of February 28, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — Tax Aware Income Opportunities Fund engages in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below. The Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 28, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Received	Morgan Stanley Capital Services	$73	$(30)

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund uses return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$25	$—	$—	$—	$—	$25
Foreign exchange contracts	Receivables	—	—	1,056	—	—	1,056
Credit contracts	Receivables	—	—	—	1,162	511	1,673
Equity contracts	Receivables	—	—	—	—	254	254

Total		$25	$—	$1,056	$1,162	$765	$3,008

Gross Liabilities:
Interest rate contracts	Payables	$—	$(65)	$—	$—	$—	$(65)
Foreign exchange contracts	Payables	—	—	(1,019)	—	—	(1,019)
Credit contracts	Payables	—	—	—	(711)	(1,667)	(2,378)

Total		$—	$(65)	$(1,019)	$(711)	$(1,667)	$(3,462)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

90	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received (e)	Net Amount Due From Counterparty (Not less than zero)
Bank of America	$77		$(50)	$—	$27
Barclays Bank plc	243		(243)	—	—
BNP Paribas	448		(26)	—	422
Citibank, N.A.	53		(16)	—	37
Credit Suisse International	98		(98)	—	—
Deutsche Bank AG	39		(39)	—	—
Goldman Sachs International	299		(299)	—	—
Merrill Lynch International	29		(29)	—	—
Morgan Stanley Capital Services	222		(187)	(30)	5
Union Bank of Switzerland AG	274		(274)	—	—
Westpac Banking Corp.	39		(16)	—	23
Centrally Cleared Swaps (b)	1,162	(c)	—	—	1,162
Exchanged Traded Futures & Options Contracts (b)	25	(d)	—	—	25

Total	$3,008		$(1,277)	$(30)	$1,701

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged (e)	Net Amount Due To Counterparty (Not less than zero)
Bank of America	$50		$(50)	$—	$—
Barclays Bank plc	668		(243)	—	425
BNP Paribas	26		(26)	—	—
Citibank, N.A.	16		(16)	—	—
Credit Suisse International	150		(98)	—	52
Deutsche Bank AG	249		(39)	—	210
Goldman Sachs International	517		(299)	—	218
Merrill Lynch International	151		(29)	—	122
Morgan Stanley	187		(187)	—	—
Royal Bank of Canada	10		—	—	10
State Street Corp.	35		—	—	35
TD Bank Financial Group	29		—	—	29
Union Bank of Switzerland AG	582		(274)	—	308
Westpac Banking Corp.	16		(16)	—	—
Centrally Cleared Swaps (b)	711	(c)	—	—	711
Exchanged Traded Futures & Options Contracts (b)	65	(d)	—	—	65

Total	$3,462		$(1,277)	$—	$2,185

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported in the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2015, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$98	$(2,505)	$—	$(2,188)	$(4,595)
Foreign exchange contracts	—	—	278	—	278
Credit contracts	—	—	—	(81)	(81)
Equity contracts	—	—	—	(1)	(1)

Total	$98	$(2,505)	$278	$(2,270)	$(4,399)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(46)	$(94)	$—	$31	$(109)
Foreign exchange contracts	—	—	72	—	72
Credit contracts	—	—	—	377	377
Equity contracts	—	—	—	256	256

Total	$(46)	$(94)	$72	$664	$596

Tax Aware Income Opportunities Fund’s derivatives contracts held at February 28, 2015 are not accounted for as hedging instruments under GAAP.

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 28, 2015 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Long	$74,212
Average Notional Balance Short	173,461
Ending Notional Balance Long	—
Ending Notional Balance Short	12,020
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	7,452
Average Settlement Value Sold	11,571
Ending Value Purchased	23,716
Ending Value Sold	24,612
Exchange-Traded Options:
Average Number of Contracts Purchased	144
Average Number of Contracts Written	110
Ending Number of Contracts Purchased	249
Ending Number of Contracts Written	—
Swaptions and OTC Options:
Average Notional Balance Purchased	1,589
Ending Notional Balance Purchased	—
Credit Default Swaps:
Average Notional Balance — Buy Protection	44,369
Average Notional Balance — Sell Protection	8,129
Ending Notional Balance — Buy Protection	44,118
Ending Notional Balance — Sell Protection	13,563

92	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

Tax Aware Income Opportunities Fund
Return Swaps:
Average Notional Balance — Receives Floating Rate	$4,244
Average Notional Balance — Pays Fixed Rate	825
Ending Notional Balance — Receives Floating Rate	6,480
Ending Notional Balance — Pays Fixed Rate	390
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	28,824
Average Notional Balance — Receives Fixed Rate	2,344
Ending Notional Balance — Pays Fixed Rate	—
Ending Notional Balance — Receives Fixed Rate	—

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until the settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

The Funds had TBA purchase commitments and when issued securities outstanding as of February 28, 2015, which are shown as Receivable for investment securities sold-delayed delivery securities and Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed on the SOIs.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Aware High Income Fund	$—		$(3)	$3
Tax Aware Income Opportunities Fund	—	(a)	(11)	11

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to debt modifications, foreign currency gains or losses and investments in swap contracts.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 28, 2015, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2015, the Distributor retained the following amounts (in thousands):

	Front- End Sales Charge	CDSC
Tax Aware High Income Fund	$14	$—
Tax Aware Income Opportunities Fund	5	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees – The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

94	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the year ended February 28, 2015, and are in place until at least June 30, 2015.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
Tax Aware High Income Fund	$314	$88	$149	$551	$2
Tax Aware Income Opportunities Fund	540	356	338	1,234	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2015 were as follows (amounts in thousands):

Tax Aware High Income Fund	$5
Tax Aware Income Opportunities Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Tax Aware High Income Fund	$35,883	$10,608	$—	$—
Tax Aware Income Opportunities Fund	1,057,996	1,047,535	26,497	30,617

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$118,962	$4,104	$337	$3,767
Tax Aware Income Opportunities Fund	462,376	4,032	861	3,171

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications and investments in options.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$687	$1,925	$2,612
Tax Aware Income Opportunities Fund	1,291	778	2,069

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$646	$1,685	$2,331
Tax Aware Income Opportunities Fund	2,421	1,212	3,633

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Tax Exempt Income	Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$96	$—	$(491)	$3,767
Tax Aware Income Opportunities Fund	550	598	(828)	3,540

For the Funds, the cumulative timing differences primarily consist of post-October capital loss deferrals and investments in swaps.

As of February 28, 2015, the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$234	$257
Tax Aware Income Opportunities Fund	—	828

Late year ordinary losses incurred after December 31 as well as specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 28, 2015 the Funds deferred to March 1, 2015 the following net capital losses of (amounts in thousands):

	Short-Term	Long-Term
Tax Aware High Income Fund	$12	$7
Tax Aware Income Opportunities Fund	25	813

96	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Funds’ outstanding shares, respectively. Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

For the year ending February 28, 2015, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Tax Aware Income Opportunities Fund invests in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Fund may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Fund to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Fund are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	97

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

98	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	99

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

100	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	101

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015 .

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,015.20	$3.25	0.65%
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class C
Actual	1,000.00	1,012.60	5.74	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Select Class
Actual	1,000.00	1,015.60	2.75	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,001.90	3.72	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	998.70	6.94	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Select Class
Actual	1,000.00	1,002.30	3.23	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

102	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 28, 2015

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Tax-Exempt Income

Each fund listed below had the following percentage, or maximum allowable percentage, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 28, 2015:

Exempt Distributions Paid
Tax Aware High Income Fund	73.71%
Tax Aware Income Opportunities Fund	61.18

Treasury Income

Tax Aware Income Opportunities Fund had approximately 1.63%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015.

FEBRUARY 28, 2015	J.P. MORGAN TAX AWARE FUNDS	103

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-TAI-215

Annual Report

J.P. Morgan Income Funds

February 28, 2015

JPMorgan Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear. The challenges and opportunities presented by this environment provided a sharp

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	1

CEO’S LETTER

March 25, 2015 (Unaudited) (continued)

reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

JPMorgan Income Fund

FUND COMMENTARY

FOR THE PERIOD JUNE 2, 2014 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2015 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	2.51%
Barclays U.S. Aggregate Index	3.12%

Net Assets as of 2/28/2015	$26,452,598
Duration as of 2/28/2015	4.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Global financial markets generally performed well during the period June 2, 2014 to February 28, 2015. U.S. equity prices as measured by the Standard & Poor’s 500 Index reached multiple new closing highs. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. Also, U.S. interest rates steadily declined during the reporting period. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities – notably crude oil – drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank and the Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S. Treasury securities, which had relatively higher yields.

Within this environment, U.S. investment grade debt securities performed well. High yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt the bonds of energy sector companies, which make up a significant portion of high yield issuance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions. For the period from Fund inception on June 2, 2014 to February 28, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

The Fund’s out-of-Benchmark allocation to emerging markets debt detracted from performance relative to the Benchmark. The Fund’s allocation to European high yield bonds, which were not included in the Benchmark, made a positive contribution to relative performance.

The Fund’s exposure to developed market sovereign debt, including U.S. Treasury bonds, U.S. securitized debt, and global investment grade corporate bonds made positive contributions to performance. The Fund’s exposure to emerging market debt detracted from absolute performance.

Consistent with the Fund’s strategy of seeking to provide a predictable level of dividends, Select Class Shares distributed $0.043 per share each month, with the exception of June and December 2014. For June 2014, the dividend was slightly lower at $0.035 per share due to the shorter day count and timing of initial investments, as the Fund launched on June 2, 2014. However, for December 2014, the dividend was higher at $0.05 per share due to an additional year-end dividend.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other.

During the reporting period, the Fund’s managers increased their allocation to U.S. high yield corporate debt as falling oil prices created attractive valuations outside the energy sector. The Fund’s overall duration decreased over the reporting period as the Fund rotated out of particularly duration-sensitive sectors into those that are more credit-sensitive. The Fund’s duration fell to 4.54 years at February 28, 2015, from 6.60 years at of June 30, 2014. Duration measures the price sensitivity of a bond or a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. As of February 28, 2015, the Fund’s yield to maturity was 5.2%, while the Benchmark’s yield to maturity was 1.4%. Yield to maturity is the anticipated return on a bond or portfolio of bonds if held to maturity, calculated on an annual rate.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	3

JPMorgan Income Fund

FUND COMMENTARY

FOR THE PERIOD JUNE 2, 2014 (FUND INCEPTION DATE) THROUGH FEBRUARY 28, 2015 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	52.4%
Collateralized Mortgage Obligations	14.4
Asset-Backed Securities	9.6
Commercial Mortgage-Backed Securities	6.9
Foreign Government Securities	5.2
Preferred Securities	4.8
Municipal Bonds	2.0
U.S. Treasury Obligation	1.1
Short-Term Investment	3.6

PORTFOLIO COMPOSITION BY COUNTRY***
United States	71.4%
United Kingdom	5.5
Luxembourg	3.6
Canada	2.6
Argentina	1.5
France	1.1
Switzerland	1.0
Others (each less than 1.0%)	9.7
Short-Term Investment	3.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

TOTAL RETURNS AS OF FEBRUARY 28, 2015

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	June 2, 2014
Without Sales Charge		2.42%
With Sales Charge**		(1.43)
CLASS C SHARES	June 2, 2014
Without CDSC		1.96
With CDSC***		0.96
CLASS R6 SHARES	June 2, 2014	2.59
SELECT CLASS SHARES	June 2, 2014	2.51

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Income Fund, the Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to February 28, 2015. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are

SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	5

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.4%
250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	252,283
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	427,595
86,122	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	84,514
152,821	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	153,647
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e)	298,114
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	99,528
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	99,277
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,786
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	270,402
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	300,712
249,039	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	246,817
132,766	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	130,279

	Total Asset-Backed Securities (Cost $2,497,325)	2,486,954

Collateralized Mortgage Obligations — 14.2%
	Agency CMO — 9.1%
	Federal Home Loan Mortgage Corp. REMIC,
485,420	Series 4088, Class JI, IO, 4.000%, 07/15/32	86,997
294,679	Series 4091, Class TS, IF, IO, 6.378%, 08/15/42	81,649
954,911	Series 4306, Class AI, IO, 3.500%, 03/15/41	159,872
574,594	Federal Home Loan Mortgage Corp. STRIPS, Series 312, Class S1, IF, IO, 5.778%, 09/15/43	139,962
	Federal National Mortgage Association REMIC,
694,874	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	106,878
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	363,429

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
532,446	Series 2012-93, Class SK, IF, IO, 5.879%, 09/25/42	119,384
767,756	Series 2012-135, Class SA, IF, IO, 6.029%, 11/25/39	134,353
701,408	Series 2012-144, Class SK, IF, IO, 5.929%, 01/25/43	164,529
522,140	Series 2013-116, Class SC, IF, IO, 6.029%, 04/25/33	98,652
1,338,391	Series 2013-129, Class LI, IO, 3.500%, 03/25/31	173,269
	Government National Mortgage Association,
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	485,867
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	276,235

		2,391,076

	Non-Agency CMO — 5.1%
	Alternative Loan Trust,
86,983	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	89,188
58,001	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	59,129
80,908	Series 2005-23CB, Class A7, 5.250%, 07/25/35	77,472
215,753	Series 2005-23CB, Class A16, 5.500%, 07/25/35	217,548
31,710	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	31,419
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.771%, 04/25/24	244,495
200,000	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	205,857
279,289	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	233,463
23,151	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	23,826
124,701	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	129,630
44,896	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.000%, 10/25/37	45,434

		1,357,461

	Total Collateralized Mortgage Obligations (Cost $3,674,905)	3,748,537

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 6.8%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	252,666
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	99,721
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	255,664
125,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.466%, 02/15/39	126,307
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.194%, 11/14/42	170,142
250,000	Series 2006-HQ8, Class B, VAR, 5.493%, 03/12/44	251,064
	Wachovia Bank Commercial Mortgage Trust,
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	252,755
120,000	Series 2007-C33, Class AJ, VAR, 5.942%, 02/15/51	125,758
250,000	Series 2007-C33, Class B, VAR, 5.942%, 02/15/51	255,017

	Total Commercial Mortgage-Backed Securities (Cost $1,791,113)	1,789,094

Corporate Bonds — 51.3%
	Consumer Discretionary — 12.5%
	Auto Components — 2.8%
75,000	Dana Holding Corp., 6.000%, 09/15/23	79,688
200,000	Gestamp Funding Luxembourg S.A., (Luxembourg), 5.625%, 05/31/20 (e)	205,000
100,000	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	120,750
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	36,706
25,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	27,250
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	202,000
70,000	UCI International, Inc., 8.625%, 02/15/19	64,575

		735,969

	Automobiles — 0.6%
150,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	161,250

	Diversified Consumer Services — 0.3%
60,000	Service Corp. International, 7.500%, 04/01/27	69,900

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 1.4%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	65,488
10,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	10,700
3,000	Landry’s, Inc., 9.375%, 05/01/20 (e)	3,236
	MGM Resorts International,
25,000	6.000%, 03/15/23	26,000
120,000	7.750%, 03/15/22	137,100
20,000	MTR Gaming Group, Inc., 11.500%, 08/01/19	21,700
20,000	Pinnacle Entertainment, Inc., 6.375%, 08/01/21	21,250
20,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	20,050
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	22,500
10,000	Station Casinos LLC, 7.500%, 03/01/21	10,750
20,000	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	22,350
10,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	10,062

		371,186

	Household Durables — 0.5%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	65,100
25,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	25,875
25,000	Meritage Homes Corp., 7.000%, 04/01/22	26,625
22,000	Standard Pacific Corp., 5.875%, 11/15/24	22,440

		140,040

	Media — 5.6%
200,000	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	206,500
40,000	Cablevision Systems Corp., 8.000%, 04/15/20	45,550
	Clear Channel Worldwide Holdings, Inc.,
135,000	Series B, 6.500%, 11/15/22	142,425
50,000	Series B, 7.625%, 03/15/20	52,875
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	123,225
	DISH DBS Corp.,
100,000	5.000%, 03/15/23	96,250
71,000	5.875%, 11/15/24	70,645
25,000	Gray Television, Inc., 7.500%, 10/01/20	26,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
40,000	iHeartCommunications, Inc., 9.000%, 12/15/19	39,500
140,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	142,800
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,632
20,000	5.750%, 02/01/25	20,000
	Sinclair Television Group, Inc.,
50,000	5.375%, 04/01/21	51,000
55,000	6.125%, 10/01/22	57,888
70,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	74,375
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.500%, 01/15/23 (e)	211,000
25,000	Univision Communications, Inc., 5.125%, 05/15/23 (e)	25,875
10,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	10,525
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	35,000
15,000	6.750%, 04/15/22 (e)	14,250

		1,469,315

	Multiline Retail — 0.4%
110,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	115,638

	Specialty Retail — 0.9%
35,000	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	30,450
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	29,662
50,000	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	52,375
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	27,000
100,000	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	106,500

		245,987

	Total Consumer Discretionary	3,309,285

	Consumer Staples — 3.2%
	Beverages — 0.1%
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	29,188

	Food & Staples Retailing — 0.4%
21,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	22,575
40,000	New Albertsons, Inc., 8.000%, 05/01/31	37,800
40,000	SUPERVALU, Inc., 7.750%, 11/15/22	42,300

		102,675

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 1.4%
75,000	Big Heart Pet Brands, 7.625%, 02/15/19	76,538
20,000	H.J. Heinz Co., 4.250%, 10/15/20	20,296
	JBS USA LLC/JBS USA Finance, Inc.,
25,000	5.875%, 07/15/24 (e)	25,011
25,000	7.250%, 06/01/21 (e)	26,328
25,000	8.250%, 02/01/20 (e)	26,412
	Post Holdings, Inc.,
65,000	6.000%, 12/15/22 (e)	63,944
6,000	6.750%, 12/01/21 (e)	6,135
35,000	7.375%, 02/15/22	36,487
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	26,344
25,000	6.625%, 08/15/22	27,187
35,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	35,700

		370,382

	Household Products — 0.1%
25,000	Spectrum Brands, Inc., 6.625%, 11/15/22	27,375

	Personal Products — 0.9%
200,000	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	212,000
25,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	25,625

		237,625

	Tobacco — 0.3%
65,000	Altria Group, Inc., 5.375%, 01/31/44	76,982

	Total Consumer Staples	844,227

	Energy — 7.6%
	Energy Equipment & Services — 1.1%
35,000	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	36,487
25,000	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	15,187
20,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	15,350
35,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	33,250
160,000	Rowan Cos., Inc., 5.850%, 01/15/44	143,780
25,000	Unit Corp., 6.625%, 05/15/21	24,938
25,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	25,625

		294,617

	Oil, Gas & Consumable Fuels — 6.5%
35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	36,050

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
35,000	California Resources Corp., 5.500%, 09/15/21 (e)	31,937
	CONSOL Energy, Inc.,
20,000	5.875%, 04/15/22	19,200
10,000	8.250%, 04/01/20	10,425
50,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	50,250
35,000	Energy Transfer Equity LP, 5.875%, 01/15/24	37,450
140,000	Energy Transfer Partners LP, 6.500%, 02/01/42	167,381
35,000	Energy XXI Gulf Coast, Inc., 6.875%, 03/15/24 (e)	17,500
140,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	149,450
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	61,386
25,000	Halcon Resources Corp., 9.250%, 02/15/22	18,687
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,000	7.625%, 04/15/21 (e)	10,425
25,000	8.000%, 02/15/20 (e)	25,625
170,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	206,182
65,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/01/21	52,325
35,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	35,963
60,000	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	58,425
60,000	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	38,100
20,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	20,000
175,000	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 5.250%, 04/12/17	79,861
125,000	Petroleos Mexicanos, (Mexico), 6.625%, 06/15/35	143,831
35,000	QEP Resources, Inc., 5.250%, 05/01/23	34,256
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	36,575
50,000	Rosetta Resources, Inc., 5.875%, 06/01/22	48,000
49,000	SM Energy Co., 6.500%, 01/01/23	50,470
25,000	Stone Energy Corp., 7.500%, 11/15/22	23,750
95,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	123,079

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
35,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 01/15/18 (e)	36,400
35,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	37,013
25,000	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	24,250
	WPX Energy, Inc.,
17,000	5.250%, 09/15/24	16,193
28,000	6.000%, 01/15/22	27,720

		1,728,159

	Total Energy	2,022,776

	Financials — 4.6%
	Banks — 1.5%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	228,875
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	156,698

		385,573

	Capital Markets — 0.8%
200,000	Israel Electric Corp., Ltd., (Israel), 5.000%, 11/12/24 (e)	212,250

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
35,000	7.500%, 09/15/20	41,650
35,000	8.000%, 11/01/31	45,150

		86,800

	Diversified Financial Services — 0.1%
19,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	19,665
10,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	9,500

		29,165

	Insurance — 1.6%
150,000	American International Group, Inc., 6.250%, 03/15/37	169,063
45,000	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	46,350
12,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	14,400
140,000	MetLife, Inc., 6.400%, 12/15/36	163,800
35,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	36,400

		430,013

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	9

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.3%
10,000	Crown Castle International Corp., 5.250%, 01/15/23	10,550
50,000	Geo Group, Inc. (The), 6.625%, 02/15/21	52,875

		63,425

	Real Estate Management & Development — 0.0% (g)
10,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	10,100

	Total Financials	1,217,326

	Health Care — 3.5%
	Health Care Equipment & Supplies — 0.6%
60,000	Becton, Dickinson and Co., 4.685%, 12/15/44	65,752
60,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 04/15/18	62,100
27,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	26,460

		154,312

	Health Care Providers & Services — 2.3%
65,000	21st Century Oncology, Inc., 8.875%, 01/15/17	66,625
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23 (e)	15,487
15,000	Amsurg Corp., 5.625%, 07/15/22	15,900
42,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	44,914
75,000	HCA Holdings, Inc., 6.250%, 02/15/21	81,937
28,000	HCA, Inc., 7.500%, 02/15/22	33,040
50,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	52,062
75,000	Kindred Healthcare, Inc., 8.000%, 01/15/20 (e)	81,375
43,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	45,688
135,000	Tenet Healthcare Corp., 8.125%, 04/01/22	152,888
25,000	United Surgical Partners International, Inc., 9.000%, 04/01/20	26,813

		616,729

	Pharmaceuticals — 0.6%
20,000	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	21,200
	Valeant Pharmaceuticals International, Inc., (Canada),
25,000	5.500%, 03/01/23 (e)	25,250
100,000	7.250%, 07/15/22 (e)	106,250

		152,700

	Total Health Care	923,741

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 3.8%
	Aerospace & Defense — 0.5%
	Bombardier, Inc., (Canada),
15,000	6.125%, 01/15/23 (e)	14,363
25,000	7.750%, 03/15/20 (e)	26,062
90,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	80,100

		120,525

	Air Freight & Logistics — 0.3%
75,000	CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	72,000
4,000	XPO Logistics, Inc., 7.875%, 09/01/19 (e)	4,252

		76,252

	Airlines — 0.1%
23,067	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	24,971

	Building Products — 0.1%
25,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	26,000
9,000	USG Corp., 5.500%, 03/01/25 (e)	9,203

		35,203

	Commercial Services & Supplies — 0.8%
75,000	ACCO Brands Corp., 6.750%, 04/30/20	78,562
35,000	ADT Corp. (The), 6.250%, 10/15/21	37,888
25,000	Aramark Services, Inc., 5.750%, 03/15/20	26,125
20,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	20,200
20,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	21,400
25,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	21,625
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	9,850

		215,650

	Construction & Engineering — 0.3%
30,000	AECOM, 5.875%, 10/15/24 (e)	31,875
35,000	MasTec, Inc., 4.875%, 03/15/23	33,162

		65,037

	Electrical Equipment — 0.0% (g)
8,000	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	8,670

	Machinery — 0.4%
25,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	25,937
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,450

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
75,000	Terex Corp., 6.000%, 05/15/21	76,969

		113,356

	Marine — 0.1%
15,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	14,063
15,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	14,475

		28,538

	Road & Rail — 0.6%
100,000	Hertz Corp. (The), 6.250%, 10/15/22	104,000
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	61,800

		165,800

	Trading Companies & Distributors — 0.1%
25,000	HD Supply, Inc., 7.500%, 07/15/20	26,750

	Transportation Infrastructure — 0.5%
100,000	DP World Ltd., (United Arab Emirates), Reg. S, 6.850%, 07/02/37	115,950

	Total Industrials	996,702

	Information Technology — 3.0%
	Communications Equipment — 0.9%
65,000	Aspect Software, Inc., 10.625%, 05/15/17	59,313
110,000	Avaya, Inc., 7.000%, 04/01/19 (e)	111,100
65,000	Goodman Networks, Inc., 12.125%, 07/01/18	63,700

		234,113

	Electronic Equipment, Instruments & Components — 0.6%
35,000	Viasystems, Inc., 7.875%, 05/01/19 (e)	36,925
125,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	135,000

		171,925

	IT Services — 0.4%
100,000	First Data Corp., 8.250%, 01/15/21 (e)	107,250

	Semiconductors & Semiconductor Equipment — 0.5%
25,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	24,812
100,000	Amkor Technology, Inc., 6.375%, 10/01/22	104,250

		129,062

	Software — 0.6%
85,000	Audatex North America, Inc., 6.000%, 06/15/21 (e)	90,312

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
50,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	50,313
15,000	Infor U.S., Inc., 9.375%, 04/01/19	16,106

		156,731

	Total Information Technology	799,081

	Materials — 5.5%
	Chemicals — 1.3%
25,000	Axiall Corp., 4.875%, 05/15/23	25,437
125,000	Hexion U.S. Finance Corp., 6.625%, 04/15/20	119,375
70,000	Ineos Finance plc, (United Kingdom), 7.500%, 05/01/20 (e)	74,288
35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	37,601
35,000	PolyOne Corp., 5.250%, 03/15/23	36,575
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	64,350

		357,626

	Construction Materials — 0.3%
25,000	Headwaters, Inc., 7.250%, 01/15/19	26,187
35,000	Lafarge S.A., (France), 7.125%, 07/15/36	43,575

		69,762

	Containers & Packaging — 0.6%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	51,938
100,000	9.000%, 04/15/19	104,750

		156,688

	Metals & Mining — 3.1%
35,000	Alcoa, Inc., 5.900%, 02/01/27	39,300
130,000	Allegheny Technologies, Inc., 6.125%, 08/15/23	139,274
	ArcelorMittal, (Luxembourg),
75,000	6.250%, 03/01/21	81,750
20,000	7.000%, 02/25/22	22,554
25,000	7.750%, 10/15/39	26,812
25,000	Coeur Mining, Inc., 7.875%, 02/01/21	22,375
20,000	Commercial Metals Co., 4.875%, 05/15/23	19,100
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	131,925
160,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	172,388
30,000	Hecla Mining Co., 6.875%, 05/01/21	27,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	11

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
30,000	Lundin Mining Corp., (Canada), 7.875%, 11/01/22 (e)	31,050
35,000	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	34,650
30,000	Prince Mineral Holding Corp., 12.500%, 12/15/19 (e)	30,000
20,000	Steel Dynamics, Inc., 5.500%, 10/01/24 (e)	20,750
10,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	10,400

		809,328

	Paper & Forest Products — 0.2%
45,000	Mercer International, Inc., 7.000%, 12/01/19 (e)	46,913
10,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	10,100

		57,013

	Total Materials	1,450,417

	Telecommunication Services — 6.0%
	Diversified Telecommunication Services — 4.9%
108,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 09/30/22	110,430
10,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	10,650
	Frontier Communications Corp.,
10,000	6.875%, 01/15/25	10,025
15,000	8.750%, 04/15/22	17,053
65,000	GCI, Inc., 6.750%, 06/01/21	65,934
	Intelsat Jackson Holdings S.A., (Luxembourg),
100,000	5.500%, 08/01/23	94,625
30,000	6.625%, 12/15/22	29,325
25,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	23,156
125,000	Level 3 Communications, Inc., 5.750%, 12/01/22	128,437
137,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	142,309
90,000	Sprint Capital Corp., 8.750%, 03/15/32	95,063
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	211,042
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	211,500
	Windstream Corp.,
60,000	7.500%, 04/01/23	58,950
20,000	7.750%, 10/15/20	20,694
45,000	7.750%, 10/01/21	45,450

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
15,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23 (e)	15,300

		1,289,943

	Wireless Telecommunication Services — 1.1%
	Sprint Corp.,
65,000	7.125%, 06/15/24	64,675
75,000	7.875%, 09/15/23	77,437
	T-Mobile USA, Inc.,
65,000	6.500%, 01/15/24	68,738
75,000	6.731%, 04/28/22	79,875

		290,725

	Total Telecommunication Services	1,580,668

	Utilities — 1.6%
	Electric Utilities — 0.9%
35,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/22 (e)	37,056
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	189,655
25,000	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	24,625

		251,336

	Independent Power & Renewable Electricity Producers — 0.7%
	AES Corp.,
35,000	5.500%, 03/15/24	35,525
25,000	VAR, 3.262%, 06/01/19	24,625
50,000	Calpine Corp., 6.000%, 01/15/22 (e)	54,525
35,000	GenOn Energy, Inc., 9.875%, 10/15/20	35,525
35,000	NRG Energy, Inc., 6.250%, 05/01/24	35,700

		185,900

	Total Utilities	437,236

	Total Corporate Bonds (Cost $13,718,368)	13,581,459

Foreign Government Securities — 5.1%
BRL 265,000	Brazil Notas do Tesouro Nacional, Series F, (Brazil), 10.000%, 01/01/17 (m)	89,371
200,000	Provincia de Buenos Aires, (Argentina), 8.950%, 02/19/21 (e)	208,000
190,000	Republic of Argentina, (Argentina), 7.000%, 10/03/15 (m)	189,444
95,000	Republic of Colombia, (Colombia), 10.375%, 01/28/33 (m)	152,237
130,000	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15 (m)	130,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
114,000	Republic of Hungary, (Hungary), 7.625%, 03/29/41 (m)	167,295
110,000	Republic of Indonesia, (Indonesia), Reg. S, 8.500%, 10/12/35 (m)	160,875
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17 (m)	141,925
85,000	Russian Federation, (Russia), Reg. S, 12.750%, 06/24/28 (m)	120,913

	Total Foreign Government Securities (Cost $1,370,192)	1,360,060

Municipal Bonds — 2.0% (t)
	California — 0.7%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	69,000
100,000	University of California, Rev., 4.765%, 05/15/44	108,095

		177,095

	Iowa — 0.4%
90,000	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 5.000%, 07/01/33	101,356

	Michigan — 0.4%
90,000	Michigan Technological University, Rev., 5.000%, 10/01/34	100,445

	Utah — 0.5%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	135,010

	Total Municipal Bonds (Cost $486,230)	513,906

Preferred Securities — 4.7% (x)
	Financials — 4.7%
	Banks — 3.8%
200,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	218,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
10,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	10,125
250,000	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	248,125
250,000	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	257,063
250,000	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	261,875

		995,188

	Capital Markets — 0.9%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	247,725

	Total Preferred Securities (Cost $1,212,918)	1,242,913

U.S. Treasury Obligation — 1.1%
255,000	U.S. Treasury Bond, 3.375%, 05/15/44 (Cost $255,962)	295,441

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
921,806	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $921,806)	921,806

	Total Investments — 98.1% (Cost $25,928,819)	25,940,170
	Other Assets in Excess of Liabilities — 1.9% (c)	512,428

	NET ASSETS — 100.0%	$26,452,598

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(16)	10 Year U.S. Treasury Note	06/19/15	(2,044,750)	469

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	13

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	215,188	196,070	(19,118)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	211,576	196,070	15,506

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	— Brazilian Real
CMO	— Collateralized Mortgage Obligation
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as off February 28, 2015.

†	— Non-deliverable forward. See Note 2.D. in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	15

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

Income Fund
ASSETS:
Investments in non-affiliates, at value	$25,018,364
Investments in affiliates, at value	921,806

Total investment securities, at value	25,940,170
Cash	186,613
Foreign currency, at value	927
Deposits at broker for futures contracts	35,000
Receivables:
Fund shares sold	1,138
Interest from non-affiliates	322,996
Dividends from affiliates	26
Variation margin on futures contracts	6,486
Unrealized appreciation on forward foreign currency exchange contracts	15,506
Due from Adviser	71,792
Deferred offering costs	10,108

Total Assets	26,590,762

LIABILITIES:
Payables:
Investment securities purchased	31,615
Fund shares redeemed	466
Unrealized depreciation on forward foreign currency exchange contracts	19,118
Accrued liabilities:
Shareholder servicing fees	1,997
Distribution fees	127
Custodian and accounting fees	16,184
Trustees’ and Chief Compliance Officer’s fees	47
Audit fees	65,787
Other	2,823

Total Liabilities	138,164

Net Assets	$26,452,598

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

Income Fund
NET ASSETS:
Paid-in-Capital	$26,788,687
Accumulated undistributed (distributions in excess of) net investment income	32,554
Accumulated net realized gains (losses)	(376,860)
Net unrealized appreciation (depreciation)	8,217

Total Net Assets	$26,452,598

Net Assets:
Class A	$132,974
Class C	192,151
Class R6	51,308
Select Class	26,076,165

Total	$26,452,598

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,483
Class C	19,483
Class R6	5,202
Select Class	2,643,904

Net Asset Value (a):
Class A — Redemption price per share	$9.86
Class C — Offering price per share (b)	9.86
Class R6 — Offering and redemption price per share	9.86
Select Class — Offering and redemption price per share	9.86
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.24

Cost of investments in non-affiliates	$25,007,013
Cost of investments in affiliates	921,806
Cost of foreign currency	918

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	17

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2015

Income Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$1,125,783
Dividend income from affiliates	112

Total investment income	1,125,895

EXPENSES:
Investment advisory fees	65,672
Administration fees	15,469
Distribution fees:
Class A	132
Class C	427
Shareholder servicing fees:
Class A	132
Class C	142
Select Class	46,540
Custodian and accounting fees	37,572
Professional fees	121,808
Trustees’ and Chief Compliance Officer’s fees	191
Printing and mailing costs	6,983
Registration and filing fees	64,252
Transfer agent fees	1,545
Offering costs	29,141
Other	7,018

Total expenses	397,024

Less fees waived	(108,990)
Less expense reimbursements	(193,705)

Net expenses	94,329

Net investment income (loss)	1,031,566

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(310,445)
Futures	(79,746)
Foreign currency transactions	(873)

Net realized gain (loss)	(391,064)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	11,351
Futures	469
Foreign currency translations	(3,603)

Change in net unrealized appreciation/depreciation	8,217

Net realized/unrealized gains (losses)	(382,847)

Change in net assets resulting from operations	$648,719

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

Income Fund
Period Ended February 28, 2015 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,031,566
Net realized gain (loss)	(391,064)
Change in net unrealized appreciation/depreciation	8,217

Change in net assets resulting from operations	648,719

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,730)
Class C
From net investment income	(2,606)
Class R6
From net investment income	(2,002)
Select Class
From net investment income	(977,592)

Total distributions to shareholders	(984,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,788,809

NET ASSETS:
Change in net assets	26,452,598
Beginning of period	—

End of period	$26,452,598

Accumulated undistributed (distributions in excess of) net investment income	$32,554

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	19

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (continued)

Income Fund
Period Ended February 28, 2015 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$130,003
Distributions reinvested	2,730
Cost of shares redeemed	(640)

Change in net assets resulting from Class A capital transactions	$132,093

Class C
Proceeds from shares issued	$189,261
Distributions reinvested	2,606
Cost of shares redeemed	(491)

Change in net assets resulting from Class C capital transactions	$191,376

Class R6
Proceeds from shares issued	$50,000
Distributions reinvested	2,002

Change in net assets resulting from Class R6 capital transactions	$52,002

Select Class
Proceeds from shares issued	$25,455,200
Distributions reinvested	977,592
Cost of shares redeemed	(19,454)

Change in net assets resulting from Select Class capital transactions	$26,413,338

Total change in net assets resulting from capital transactions	$26,788,809

SHARE TRANSACTIONS:
Class A
Issued	13,271
Reinvested	277
Redeemed	(65)

Change in Class A Shares	13,483

Class C
Issued	19,270
Reinvested	263
Redeemed	(50)

Change in Class C Shares	19,483

Class R6
Issued	5,000
Reinvested	202

Change in Class R6 Shares	5,202

Select Class
Issued	2,547,067
Reinvested	98,824
Redeemed	(1,987)

Change in Select Class Shares	2,643,904

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED FEBRUARY 28, 2015 (a)

Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase (decrease) in net assets resulting from operations	$648,719

Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(40,291,575)
Proceeds from disposition of investment securities	14,856,498
Purchases of short-term investments — non-affiliates, net	(110,946)
Purchases of short-term investments — affiliates, net	(921,806)
Change in unrealized (appreciation)/depreciation on investments	(11,351)
Net realized (gain)/loss on investments	310,445
Net amortization (accretion) of income	260,180
Increase in deposits at broker for futures contracts	(35,000)
Increase in interest receivable from non-affiliates	(322,996)
Increase in dividends receivable from affiliates	(26)
Increase in variation margin receivable	(6,486)
Increase in unrealized appreciation on forward foreign currency exchange contracts	(15,506)
Increase in due from Adviser	(71,792)
Increase in deferred offering cost	(10,108)
Increase in unrealized depreciation on forward foreign currency exchange contracts	19,118
Increase in shareholder servicing fees payable	1,997
Increase in distribution fees payable	127
Increase in custodian and accounting fees payable	16,184
Increase in trustees’ and chief compliance officer’s fees payable	47
Increase in audit fees payable	65,787
Increase in other accrued expenses	2,823

Net cash provided (used) by operating activities	(25,615,667)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	25,823,326
Payment for shares redeemed	(20,119)

Net cash provided (used) by financing activities	25,803,207

Net increase (decrease) in cash	187,540

Cash:
Beginning of period	—

End of period (including foreign currency of $927)	$187,540

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $984,930.

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	21

FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
June 2, 2014 (g) through February 28, 2015	$10.00	$0.39	$(0.15)	$0.24	$(0.38)

Class C
June 2, 2014 (g) through February 28, 2015	10.00	0.34	(0.15)	0.19	(0.33)

Class R6
June 2, 2014 (g) through February 28, 2015	10.00	0.41	(0.16)	0.25	(0.39)

Select Class
June 2, 2014 (g) through February 28, 2015	10.00	0.40	(0.15)	0.25	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2015.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)	Net investment income (loss) (e)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)(f)

$9.86	2.42%	$132,974	0.75%	5.40%	2.57%	61%

9.86	1.96	192,151	1.25	4.96	3.16	61

9.86	2.59	51,308	0.40	5.60	1.81	61

9.86	2.51	26,076,165	0.50	5.50	2.07	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Income Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

The Fund commenced operations on June 2, 2014. Prior to November 6, 2014, the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at February 28, 2015.

24	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$697,997	$1,788,957	$2,486,954
Collateralized Mortgage Obligations
Agency CMO	—	2,391,076	—	2,391,076
Non-Agency CMO	—	1,081,547	275,914	1,357,461

Total Collateralized Mortgage Obligations	—	3,472,623	275,914	3,748,537

Commercial Mortgage-Backed Securities	—	381,422	1,407,672	1,789,094
Corporate Bonds
Consumer Discretionary	—	3,309,285	—	3,309,285
Consumer Staples	—	844,227	—	844,227
Energy	—	2,022,776	—	2,022,776
Financials	—	1,217,326	—	1,217,326
Health Care	—	923,741	—	923,741
Industrials	—	971,731	24,971	996,702
Information Technology	—	799,081	—	799,081
Materials	—	1,450,417	—	1,450,417
Telecommunication Services	—	1,580,668	—	1,580,668
Utilities	—	437,236	—	437,236

Total Corporate Bonds	—	13,556,488	24,971	13,581,459

Foreign Government Securities	—	1,360,060	—	1,360,060
Municipal Bonds	—	513,906	—	513,906
Preferred Securities
Financials	—	1,242,913	—	1,242,913
U.S. Treasury Obligations	—	295,441	—	295,441
Short-Term Investment
Investment Company	921,806	—	—	921,806

Total Investments in Securities	$921,806	$21,520,850	$3,497,514	$25,940,170

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,506	$—	$15,506
Futures Contracts	469	—	—	469

Total Appreciation in Other Financial Instruments	$469	$15,506	$—	$15,975

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(19,118)	$—	$(19,118)

There were no transfers between Levels 1 and 2 during the period ended February 28, 2015.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of June 2, 2014*	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$—	$—	$(517)	$(19)	$1,806,759	$(17,266)	$—	$—	$1,788,957
Collateralized Mortgage Obligations — Non-Agency CMO	—	—	11,570	393	274,021	(10,070)	—	—	275,914
Commercial Mortgage-Backed Securities	—	—	2,628	(88)	1,405,132	—	—	—	1,407,672
Corporate Bonds — Industrials	—	—	(102)	(156)	26,228	(999)	—	—	24,971

	$—	$—	$13,579	$130	$3,512,140	$(28,335)	$—	$—	$3,497,514

*	Commencement of operations was June 2, 2014.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no transfers between Levels 2 and 3 during the period ended February 28, 2015.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $13,579. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,292,038	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.00% (1.23%)
			Constant Default Rate	4.00% - 28.00% (16.95%)
			Yield (Discount Rate of Cash Flows)	3.30% - 5.89% (4.50%)

Asset-Backed Securities	1,292,038

	275,914	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 15.00% (10.57%)
			Constant Default Rate	0.00% - 0.39% (0.04%)
			Yield (Discount Rate of Cash Flows)	4.11% - 5.50% (4.27%)

Collateralized Mortgage Obligations	275,914

	1,407,672	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.95%)
			Yield (Discount Rate of Cash Flows)	4.28% - 5.14% (4.95%)

Commercial Mortgage-Backed Securities	1,407,672

Total	$2,975,624

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was $521,890. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and Regulation S under the Securities Act.

26	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

As of February 28, 2015, the Fund did not hold illiquid securities.

C. Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Fund’s futures contracts activity during the period ended February 28, 2015:

Futures Contracts:
Average Notional Balance Short	$1,195,089
Ending Notional Balance Short	2,044,750

D. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed, or if a forward currency contract is offset by entering into another forward currency contract with the same counterparty upon settlement of net realized gain or loss.

As of February 28, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended February 28, 2015:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$215,188	(a)
Average Settlement Value Sold	211,576	(a)
Ending Settlement Value Purchased	215,188
Ending Settlement Value Sold	211,576

(a)	For the period January 1, 2015 through February 28, 2015.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

E. Summary of Derivative Information — The following table presents the value of derivatives held as of February 28, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$469	$—	$469
Foreign exchange contracts	Receivables	—	15,506	15,506

Total		$469	$15,506	$15,975

Gross Liabilities:
Foreign exchange contracts	Payables	$—	$(19,118)	$(19,118)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Goldman Sachs International	$15,506		$(15,506)	$—	$—
Exchange Traded Futures & Options Contracts (b)	469	(c)	—	—	469

	$15,975		$(15,506)	$—	$469

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Goldman Sachs International	$19,118		$(15,506)	$—	$3,612

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

The following tables present the effect of derivatives on the Statement of Operations for the period ended February 28, 2015, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(79,746)	$—	$(79,746)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$469	$—	$469
Foreign exchange contracts	—	(3,612)	(3,612)

Total	$469	$(3,612)	$(3,143)

The Fund’s derivatives contracts held at February 28, 2015 are not accounted for as hedging instruments under GAAP.

28	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

G. Offering and Organizational Costs — Total offering costs of $39,249 paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated Undistributed (Distributions in excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
$(122)	$(14,082)	$14,204

The reclassifications for the Fund relate primarily to foreign currency gains or losses.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 28, 2015, the annualized effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended February 28, 2015 the Distributor did not retain any front end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class
0.75%	1.25%	0.40%	0.50%

The expense limitation agreement was in effect for the period ended February 28, 2015 and is in place until at least June 30, 2015.

For the period ended February 28, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$65,431	$15,469	$28,090	$108,990	$193,705

30	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the period ended February 28, 2015.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended February 28, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended February 28, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$36,842,728	$11,469,556	$3,488,997	$3,389,812

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$25,929,837	$500,399	$(490,066)	$10,333

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the period ended February 28, 2015 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid*
$984,930	$—	$984,930

*	Commencement of operations was June 2, 2014.

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$48,007	$(39,916)	$8,602

The cumulative timing differences primarily consist of post-October capital loss deferrals.

As of February 28, 2015, the Fund had net short-term capital loss carry forwards of $39,916.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Late year ordinary losses incurred after December 31 as well as specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended February 28, 2015 the Fund deferred to March 1, 2015 the following specified ordinary losses and net capital losses of:

Specified Loss	Short-Term	Long-Term
$19,030	$284,686	$49,031

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2015, or at any time during the period then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 28, 2015, the Adviser owns a significant portion of the Fund’s outstanding shares.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

As of February 28, 2015, the Fund had the following country allocations representing greater than 10% of total investments:

United States
71.4%

32	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Income Fund (a separate fund of JPMorgan Trust I) (hereafter referred to as the “Fund”) at February 28, 2015, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the period June 2, 2014 (commencement of operations) through February 28, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	33

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1944-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

34	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	35

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

36	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Income Fund
Class A
Actual	$1,000.00	$1,007.50	$3.73	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class C
Actual	1,000.00	1,004.20	6.21	1.25
Hypothetical	1,000.00	1,018.60	6.26	1.25
Class R6
Actual	1,000.00	1,008.40	1.99	0.40
Hypothetical	1,000.00	1,022.81	2.01	0.40
Select Class
Actual	1,000.00	1,007.80	2.49	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015	JPMORGAN INCOME FUND	37

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Treasury Income

The Fund had 3.52% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015.

38	JPMORGAN INCOME FUND	FEBRUARY 28, 2015

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-INCOME-215

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2015 – $1,547,692

2014 – $1,378,190

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2015 – $218,980

2014 – $320,910

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2015 – $274,548

2014 – $254,640

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2015 and 2014, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2015 – Not applicable

2014 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2015 – 0.0%

2014 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2014 – $31.1 million

2013 – $34.2 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 8, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 8, 2015